UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 29, 2016

Date of reporting period: February 29, 2016

Item 1. Reports to Stockholders.

FEBRUARY 29, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares Short Treasury Bond ETF | SHV | NYSE Arca
➢	iShares 1-3 Year Treasury Bond ETF | SHY | NYSE Arca
➢	iShares 3-7 Year Treasury Bond ETF | IEI | NYSE Arca
➢	iShares 7-10 Year Treasury Bond ETF | IEF | NYSE Arca
➢	iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca
➢	iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. TREASURY BOND MARKET OVERVIEW

U.S. Treasury securities posted positive returns and outpaced the broader U.S. bond market for the 12-month period ended February 29, 2016 (the “reporting period”). The Barclays U.S. Treasury Bond Index returned 2.88% for the reporting period, while the Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 1.50%.

The modest performance reflected an inconsistent and uncertain economic environment. Overall, the U.S. economy grew by 2.4% in 2015, matching its growth rate for 2014, but this moderate level of growth masked significant quarter-to-quarter volatility. After a weak first quarter, the economy rebounded sharply in the second quarter before gradually slowing over the final two quarters of the year. Employment growth was consistently robust, sending the unemployment rate down to an eight-year low, and vehicle sales remained strong throughout much of the reporting period. In contrast, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices that contributed to considerably lower fuel costs for consumers.

Inflation generally remained modest, with the consumer price index rising by 1.0% for the reporting period. Falling energy prices, including a decline of 34% in the price of oil, contributed to the subdued inflation rate.

Mixed economic data and a lack of inflationary pressure kept the U.S. Federal Reserve Bank (the “Fed”) in check for much of the reporting period. Despite initial indications that the Fed planned to raise its short-term interest rate target in mid-2015, the Fed held off until December, when it implemented its first interest rate increase since June 2006. The Fed’s rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

In this environment, short-term bond yields generally rose during the reporting period, reflecting the Fed’s interest rate increase, while intermediate- and long-term bond yields declined modestly as inflation remained benign.

Other factors buffeting the fixed-income market during the reporting period included geopolitical conflicts, most notably in Ukraine and across the Middle East; a stronger U.S. dollar, which made U.S. investments more attractive to international investors but created headwinds for the domestic economy; and slowing economic growth outside of the U.S., particularly in China and other emerging markets. The end result was a flight to quality as higher-quality bonds outperformed riskier assets for the reporting period.

Reflecting the flight to quality, U.S. Treasury securities were among the top performers in the U.S. fixed-income market for the reporting period. Treasury securities also benefited from their interest-rate sensitivity as declining yields across most maturity sectors of the Treasury market led to rising bond prices.

Intermediate-term Treasury securities generated the strongest returns as their yields fell the most. For example, the seven-year Treasury bond yield declined from 1.82% to 1.52%, while the 10-year Treasury bond yield fell from 2.00% to 1.74%. Longer-term bond yields also declined, but to a lesser extent — the 20-year Treasury bond yield fell from 2.38% to 2.19%, while the 30-year Treasury bond yield edged down from 2.61% to 2.60%.

Short-term Treasury yields rose during the reporting period, tracking the Fed rate hike. The two-year Treasury note yield increased from 0.63% to 0.78%, while the three-month Treasury bill yield rose from 0.02% to 0.33%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® SHORT TREASURY BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.07%	0.07%	0.20%	0.07%	0.07%	0.20%
5 Years	0.04%	0.04%	0.16%	0.19%	0.21%	0.80%
Since Inception	0.91%	0.91%	1.03%	8.60%	8.62%	9.80%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.60	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® SHORT TREASURY BOND ETF

The iShares Short Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one month and one year, as represented by the Barclays U.S. Short Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was 0.07%, net of fees, while the total return for the Index was 0.20%.

ALLOCATION BY INVESTMENT TYPE

As of 2/29/16

Investment Type	Percentage of Total Investments*

U.S. Government Obligations	100.00%

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 1.50%, 06/30/16	29.31%
U.S. Treasury Note/Bond, 7.25%, 05/15/16	11.86
U.S. Treasury Note/Bond, 4.63%, 11/15/16	5.79
U.S. Treasury Note/Bond, 0.63%, 12/15/16	5.33
U.S. Treasury Note/Bond, 0.88%, 09/15/16	5.24

TOTAL	57.53%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® 1-3 YEAR TREASURY BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.83%	0.81%	0.99%	0.83%	0.81%	0.99%
5 Years	0.70%	0.70%	0.84%	3.56%	3.56%	4.26%
10 Years	2.36%	2.35%	2.49%	26.25%	26.16%	27.84%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,005.00	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 1-3 YEAR TREASURY BOND ETF

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the Barclays U.S. 1-3 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was 0.83%, net of fees, while the total return for the Index was 0.99%.

Special note: Effective April 1, 2016, the Fund will seek to track the investment results of a new underlying index, the ICE U.S. Treasury 1-3 Year Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years.

ALLOCATION BY MATURITY

As of 2/29/16

Maturity	Percentage of Total Investments*

0-1 Year	0.18%
1-2 Years	66.19
2-3 Years	32.19
3-4 Years	1.44

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 0.63%, 05/31/17	10.00%
U.S. Treasury Note/Bond, 1.00%, 03/31/17	6.16
U.S. Treasury Note/Bond, 0.63%, 08/31/17	4.19
U.S. Treasury Note/Bond, 2.75%, 02/28/18	3.83
U.S. Treasury Note/Bond, 1.50%, 12/31/18	3.74

TOTAL	27.92%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® 3-7 YEAR TREASURY BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.38%	3.38%	3.46%	3.38%	3.38%	3.46%
5 Years	3.08%	3.08%	3.18%	16.39%	16.39%	16.97%
Since Inception	4.61%	4.61%	4.73%	51.08%	51.10%	52.62%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,025.50	$0.76	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 3-7 YEAR TREASURY BOND ETF

The iShares 3-7 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the Barclays U.S. 3-7 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was 3.38%, net of fees, while the total return for the Index was 3.46%.

Special note: Effective April 1, 2016, the Fund will seek to track the investment results of a new underlying index, the ICE U.S. Treasury 3-7 Year Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years.

ALLOCATION BY MATURITY

As of 2/29/16

Maturity	Percentage of Total Investments*

2-3 Years	6.29%
3-4 Years	22.52
4-5 Years	26.28
5-6 Years	26.67
6-7 Years	15.23
7-8 Years	3.01

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 2.25%, 04/30/21	13.45%
U.S. Treasury Note/Bond, 1.00%, 08/31/19	5.44
U.S. Treasury Note/Bond, 1.88%, 08/31/22	4.30
U.S. Treasury Note/Bond, 1.63%, 11/15/22	4.22
U.S. Treasury Note/Bond, 2.00%, 11/30/20	4.10

TOTAL	31.51%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® 7-10 YEAR TREASURY BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.65%	4.64%	4.67%	4.65%	4.64%	4.67%
5 Years	5.53%	5.55%	5.62%	30.89%	30.98%	31.44%
10 Years	6.03%	6.04%	6.12%	79.65%	79.69%	81.17%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,048.00	$0.76	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 7-10 YEAR TREASURY BOND ETF

The iShares 7-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the Barclays U.S. 7-10 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was 4.65%, net of fees, while the total return for the Index was 4.67%.

Special note: Effective April 1, 2016, the Fund will seek to track the investment results of a new underlying index, the ICE U.S. Treasury 7-10 Year Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years.

ALLOCATION BY MATURITY

As of 2/29/16

Maturity	Percentage of Total Investments*

6-7 Years	0.02%
7-8 Years	21.72
8-9 Years	62.43
9-10 Years	15.59
11-12 Years	0.24

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 2.38%, 08/15/24	25.73%
U.S. Treasury Note/Bond, 2.50%, 05/15/24	18.80
U.S. Treasury Note/Bond, 2.75%, 02/15/24	16.37
U.S. Treasury Note/Bond, 2.25%, 11/15/24	9.76
U.S. Treasury Note/Bond, 2.13%, 05/15/25	9.64

TOTAL	80.30%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® 10-20 YEAR TREASURY BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.01%	4.97%	5.12%	5.01%	4.97%	5.12%
5 Years	7.20%	7.22%	7.33%	41.59%	41.73%	42.42%
Since Inception	6.99%	7.00%	7.07%	85.55%	85.68%	86.86%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,056.80	$0.77	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 10-20 YEAR TREASURY BOND ETF

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the Barclays U.S. 10-20 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was 5.01%, net of fees, while the total return for the Index was 5.12%.

ALLOCATION BY MATURITY

As of 2/29/16

Maturity	Percentage of Total Investments*

8-9 Years	0.43%
9-10 Years	0.33
10-11 Years	10.15
11-12 Years	13.96
12-13 Years	24.43
13-14 Years	7.04
14-15 Years	28.02
19-20 Years	15.64

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 5.38%, 02/15/31	16.26%
U.S. Treasury Note/Bond, 4.50%, 02/15/36	15.64
U.S. Treasury Note/Bond, 6.25%, 05/15/30	11.76
U.S. Treasury Note/Bond, 6.13%, 11/15/27	11.56
U.S. Treasury Note/Bond, 5.25%, 02/15/29	10.99

TOTAL	66.21%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® 20+ YEAR TREASURY BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.67%	3.63%	3.72%	3.67%	3.63%	3.72%
5 Years	10.42%	10.44%	10.52%	64.16%	64.32%	64.93%
10 Years	7.48%	7.49%	7.57%	105.66%	105.92%	107.42%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,086.30	$0.78	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 18 for more information.

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 20+ YEAR TREASURY BOND ETF

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the Barclays U.S. 20+ Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was 3.67%, net of fees, while the total return for the Index was 3.72%.

Special note: Effective April 1, 2016, the Fund will seek to track the investment results of a new underlying index, the ICE U.S. Treasury 20+ Year Index, which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to twenty years.

ALLOCATION BY MATURITY

As of 2/29/16

Maturity	Percentage of Total Investments*

15-20 Years	0.61%
20-25 Years	22.38
25-30 Years	77.01

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 3.13%, 02/15/43	11.06%
U.S. Treasury Note/Bond, 3.38%, 05/15/44	7.56
U.S. Treasury Note/Bond, 2.50%, 02/15/45	7.11
U.S. Treasury Note/Bond, 2.75%, 11/15/42	6.73
U.S. Treasury Note/Bond, 3.13%, 08/15/44	6.12

TOTAL	38.58%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® SHORT TREASURY BOND ETF

February 29, 2016

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.32%
U.S. Treasury Note/Bond
0.25%, 04/15/16	$137,950	$137,927,929
0.38%, 03/31/16	38,182	38,182,000
0.50%, 01/31/17	22,000	21,964,579
0.63%, 11/15/16	171,466	171,479,710
0.63%, 12/15/16	310,838	310,763,393
0.63%, 12/31/16	22,000	21,992,299
0.63%, 02/15/17	38,000	37,979,480
0.75%, 01/15/17	266,368	266,525,152
0.88%, 09/15/16	304,438	305,004,270
0.88%, 11/30/16	83,721	83,874,209
0.88%, 12/31/16	1,506	1,508,651
0.88%, 01/31/17	185,000	185,323,756
0.88%, 02/28/17	247,000	247,437,195
1.00%, 08/31/16	182,624	183,056,819
1.50%, 06/30/16	1,702,082	1,708,124,442
2.25%, 03/31/16	245,279	245,651,824
2.38%, 03/31/16	236,395	236,777,967
2.63%, 04/30/16	282,040	283,083,556
2.75%, 11/30/16	11,313	11,490,276
3.13%, 01/31/17	26,021	26,601,269
3.25%, 06/30/16	42,561	42,958,515
3.25%, 12/31/16	9,834	10,043,071
4.63%, 11/15/16	328,297	337,515,576
5.13%, 05/15/16	214,480	216,575,448
7.25%, 05/15/16	682,085	691,156,792
7.50%, 11/15/16	4,063	4,256,602

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $5,828,364,469)		5,827,254,780

MONEY MARKET FUNDS — 7.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,b]	417,757	417,756,556

TOTAL MONEY MARKET FUNDS
(Cost: $417,756,556)		417,756,556

Value
TOTAL INVESTMENTS IN SECURITIES — 106.44%
(Cost: $6,246,121,025)	$6,245,011,336
Other Assets, Less Liabilities — (6.44)%	(377,737,128)

NET ASSETS — 100.00%	$5,867,274,208

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments

iSHARES® 1-3 YEAR TREASURY BOND ETF

February 29, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.34%
U.S. Treasury Note/Bond
0.50%, 09/30/16	$14	$14,197
0.50%, 02/28/17	4,796	4,786,072
0.50%, 03/31/17	319,984	319,270,436
0.50%, 07/31/17	7,695	7,666,913
0.63%, 07/15/16	39	38,926
0.63%, 08/15/16	4	3,802
0.63%, 10/15/16	99	99,034
0.63%, 11/15/16	333	333,027
0.63%, 12/15/16	313	312,925
0.63%, 02/15/17	1,739	1,738,061
0.63%, 05/31/17	1,281,153	1,279,256,855
0.63%, 06/30/17	43,020	42,953,319
0.63%, 08/31/17	537,483	536,343,547
0.63%, 09/30/17	7,881	7,862,165
0.63%, 11/30/17	298,670	297,788,929
0.63%, 04/30/18	259,963	258,884,151
0.75%, 01/15/17	2,445	2,446,442
0.75%, 03/15/17	75,256	75,292,121
0.75%, 06/30/17	41,427	41,435,701
0.75%, 10/31/17	160,038	159,945,180
0.75%, 12/31/17	200,798	200,613,260
0.75%, 02/28/18	347,337	347,052,180
0.75%, 03/31/18	268,457	268,156,328
0.75%, 04/15/18	186,633	186,373,580
0.88%, 09/15/16	24	23,844
0.88%, 11/30/16	97	97,178
0.88%, 12/31/16	96	96,069
0.88%, 04/15/17	53,314	53,408,899
0.88%, 04/30/17	337,024	337,607,041
0.88%, 05/15/17	314,309	314,903,053
0.88%, 06/15/17	247,647	248,108,037
0.88%, 07/15/17	33,481	33,536,913
0.88%, 08/15/17	44,124	44,191,513
0.88%, 10/15/17	263,151	263,537,861
0.88%, 11/15/17	46,725	46,793,691
0.88%, 01/15/18	100,310	100,451,436
0.88%, 01/31/18	23,605	23,640,644
0.88%, 07/15/18	97,341	97,452,940
0.88%, 10/15/18	179,124	179,215,344
1.00%, 08/31/16	34	33,880
1.00%, 10/31/16	81	81,112

Security	Principal (000s)	Value
1.00%, 03/31/17	$785,442	$787,774,739
1.00%, 09/15/17	400,929	402,280,091
1.00%, 12/15/17	182,249	182,925,147
1.00%, 02/15/18	122,385	122,869,649
1.00%, 03/15/18	30,378	30,499,814
1.00%, 05/15/18	47,317	47,501,067
1.00%, 05/31/18	6,094	6,117,767
1.00%, 08/15/18	432,067	433,708,510
1.00%, 09/15/18	55,232	55,448,508
1.13%, 06/15/18	229,701	231,297,422
1.25%, 10/31/18	99,830	100,830,296
1.25%, 11/15/18	99,830	100,828,300
1.25%, 11/30/18	252,232	254,777,028
1.25%, 01/31/19	52,872	53,407,598
1.38%, 06/30/18	20,204	20,465,239
1.38%, 07/31/18	261,252	264,726,675
1.38%, 09/30/18	140,072	141,982,569
1.38%, 12/31/18	99,830	101,179,699
1.38%, 02/28/19	89,947	91,128,008
1.50%, 06/30/16	24	23,884
1.50%, 07/31/16	2	2,009
1.50%, 08/31/18	96,505	98,097,892
1.50%, 12/31/18	470,038	477,953,431
1.50%, 01/31/19	52,872	53,762,363
1.50%, 02/28/19	81,749	83,134,646
1.63%, 03/31/19	89,947	91,800,805
1.63%, 04/30/19	89,947	91,805,307
1.75%, 10/31/18	12,493	12,789,209
1.88%, 08/31/17	289,575	294,367,440
1.88%, 09/30/17	118,698	120,741,980
1.88%, 10/31/17	405,049	412,279,141
2.25%, 11/30/17	42,115	43,175,876
2.38%, 07/31/17	168,896	172,756,968
2.38%, 05/31/18	93,754	97,024,146
2.38%, 06/30/18	98,643	102,226,696
2.50%, 06/30/17	91,654	93,795,037
2.63%, 01/31/18	135,169	139,853,952
2.63%, 04/30/18	5,489	5,702,083
2.75%, 11/30/16	165	167,586
2.75%, 05/31/17	221,994	227,599,335
2.75%, 12/31/17	1,985	2,055,190
2.75%, 02/28/18	471,774	489,918,433
2.88%, 03/31/18	243,842	254,163,837

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR TREASURY BOND ETF

February 29, 2016

Security	Principal or Shares (000s)	Value
3.00%, 02/28/17	$5,284	$5,403,947
3.13%, 10/31/16	39	39,649
3.13%, 01/31/17	722	738,101
3.13%, 04/30/17	2,417	2,484,362
3.25%, 12/31/16	24	24,510
3.25%, 03/31/17	3,824	3,928,624
3.50%, 02/15/18	101,716	107,067,281
3.88%, 05/15/18	8,242	8,799,901
4.25%, 11/15/17	21,235	22,475,763
4.50%, 05/15/17	21,235	22,201,619
4.63%, 11/15/16	75	77,106
4.63%, 02/15/17	6,331	6,567,400
4.75%, 08/15/17	21,235	22,468,965
7.50%, 11/15/16	115	120,480
8.75%, 05/15/17	7,627	8,359,115
8.88%, 08/15/17	3,122	3,489,709

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $12,773,193,101)		12,791,038,510

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,b]	14,832	14,832,420

		14,832,420

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,832,420)		14,832,420

TOTAL INVESTMENTS IN SECURITIES — 99.46%
(Cost: $12,788,025,521)		12,805,870,930
Other Assets, Less Liabilities — 0.54%		69,710,553

NET ASSETS — 100.00%		$12,875,581,483

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments

iSHARES® 3-7 YEAR TREASURY BOND ETF

February 29, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.55%
U.S. Treasury Note/Bond
0.50%, 03/31/19[a]	$1,714	$1,743,000
1.00%, 06/30/19[a]	29,003	29,017,505
1.00%, 08/31/19[a]	364,879	364,473,984
1.00%, 09/30/19	29,968	29,911,659
1.00%, 11/30/19[a]	34,805	34,693,276
1.13%, 12/31/19[a]	63,302	63,346,944
1.13%, 03/31/20[a]	20,334	20,314,683
1.13%, 04/30/20	105,939	105,810,812
1.25%, 11/30/18[a]	27	27,272
1.25%, 01/31/19[a]	116,545	117,726,014
1.25%, 04/30/19[a]	36,492	36,819,334
1.25%, 01/31/20[a]	27,936	28,072,886
1.25%, 02/29/20[a]	225,871	226,891,944
1.38%, 02/28/19	1,387	1,405,211
1.38%, 01/31/20	24,689	24,929,717
1.38%, 02/29/20	63,605	64,188,889
1.38%, 03/31/20	77,758	78,443,039
1.38%, 05/31/20[a]	173,971	175,376,684
1.38%, 08/31/20	22,248	22,425,762
1.38%, 09/30/20	19,264	19,400,198
1.38%, 01/31/21	2,472	2,488,216
1.50%, 12/31/18[a]	49,085	49,911,590
1.50%, 01/31/19[a]	183,221	186,306,438
1.50%, 02/28/19	63,926	65,009,952
1.50%, 10/31/19	37,460	38,037,256
1.50%, 05/31/20	1,889	1,914,237
1.50%, 01/31/22[a]	153,079	153,755,611
1.50%, 02/28/23	74,555	74,420,801
1.63%, 03/31/19[a]	46,080	47,029,707
1.63%, 04/30/19	64,222	65,548,828
1.63%, 07/31/19[a]	36,492	37,244,464
1.63%, 12/31/19	93,186	95,004,994
1.63%, 07/31/20	1,886	1,920,457
1.63%, 11/30/20[a]	912	929,447
1.63%, 08/15/22[a]	690	697,300
1.63%, 11/15/22[a]	279,873	282,215,509
1.75%, 09/30/19[a]	180,558	184,970,852
1.75%, 02/28/22	124,695	126,927,042
1.75%, 03/31/22	11,238	11,436,463
1.75%, 05/15/22[a]	268,590	273,204,363
1.75%, 09/30/22	5,097	5,176,819

Security	Principal (000s)	Value
1.75%, 01/31/23	$5,000	$5,075,200
1.75%, 05/15/23	198,674	201,590,538
1.88%, 06/30/20[a]	6,486	6,675,716
1.88%, 11/30/21	142,437	146,175,971
1.88%, 05/31/22[a]	2,900	2,971,717
1.88%, 08/31/22	281,194	287,906,104
1.88%, 10/31/22[a]	25,190	25,784,736
2.00%, 09/30/20	24,833	25,697,437
2.00%, 11/30/20[a]	265,615	274,773,193
2.00%, 02/28/21[a]	16,728	17,318,100
2.00%, 05/31/21[a]	57,050	59,037,623
2.00%, 08/31/21[a]	52,232	53,990,650
2.00%, 10/31/21[a]	54,058	55,851,645
2.00%, 07/31/22	24,140	24,900,893
2.00%, 11/30/22	10,780	11,120,324
2.00%, 02/15/23	4,648	4,797,108
2.13%, 08/31/20[a]	226,531	235,499,362
2.13%, 01/31/21[a]	157,492	163,988,024
2.13%, 08/15/21	196,474	204,368,321
2.13%, 09/30/21[a]	50,891	52,931,727
2.13%, 12/31/22	9,786	10,179,397
2.25%, 04/30/21[a]	860,106	901,004,015
2.25%, 07/31/21[a]	17,528	18,359,002
2.38%, 12/31/20[a]	81,426	85,677,855
2.63%, 08/15/20	52,074	55,260,410
2.63%, 11/15/20	208,366	221,419,597
2.75%, 02/15/19[a]	572	602,602
3.13%, 05/15/19[a]	77,116	82,382,253
3.38%, 11/15/19[a]	2,158	2,338,431
3.50%, 05/15/20	195,101	213,586,255
3.63%, 08/15/19	25,246	27,470,172
3.63%, 02/15/20	21,880	23,977,637
3.63%, 02/15/21	10,394	11,566,547
8.13%, 05/15/21[a]	10,489	14,065,959
8.75%, 05/15/20	15,092	19,758,144

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $6,610,336,365)		6,697,271,824

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 3-7 YEAR TREASURY BOND ETF

February 29, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 11.66%

MONEY MARKET FUNDS — 11.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,c,d]	720,250	$720,249,664
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[b,c,d]	63,791	63,790,638
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[b,c]	437	436,716

		784,477,018

TOTAL SHORT-TERM INVESTMENTS
(Cost: $784,477,018)		784,477,018

TOTAL INVESTMENTS IN SECURITIES — 111.21%
(Cost: $7,394,813,383)		7,481,748,842
Other Assets, Less Liabilities — (11.21)%		(754,098,660)

NET ASSETS — 100.00%		$6,727,650,182

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® 7-10 YEAR TREASURY BOND ETF

February 29, 2016

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 100.55%
U.S. Treasury Note/Bond
1.50%, 01/31/22[a]	$96	$96,424
1.63%, 08/15/22[a]	175	176,548
1.63%, 11/15/22[a]	393	396,188
1.63%, 02/15/26[a]	22,494	22,255,789
1.75%, 05/15/22[a]	970	986,156
1.75%, 05/15/23[a]	466,332	473,177,763
1.88%, 11/30/21	15	15,394
2.00%, 05/31/21[a]	14	14,591
2.00%, 11/15/21[a]	3	2,792
2.00%, 02/15/23	857	883,977
2.00%, 02/15/25	805,413	824,009,561
2.00%, 08/15/25[a]	453,657	463,696,007
2.13%, 08/15/21	75	78,222
2.13%, 05/15/25[a]	974,114	1,006,367,273
2.25%, 04/30/21	202	211,710
2.25%, 07/31/21[a]	24	25,033
2.25%, 11/15/24	976,294	1,019,895,711
2.25%, 11/15/25[a]	64,721	67,596,555
2.38%, 08/15/24	2,545,744	2,687,185,959
2.50%, 08/15/23[a]	2,276	2,429,669
2.50%, 05/15/24[a]	1,842,580	1,963,674,765
2.75%, 11/15/23[a]	76,445	82,968,602
2.75%, 02/15/24[a]	1,575,974	1,710,230,635
3.13%, 05/15/21	13	14,509
6.00%, 02/15/26	30,100	41,792,644
6.13%, 11/15/27	17,055	24,663,236
6.88%, 08/15/25	18,060	26,190,792
7.63%, 02/15/25[a]	17,106	25,563,376

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $10,194,099,813)		10,444,599,881

SHORT-TERM INVESTMENTS — 6.43%

MONEY MARKET FUNDS — 6.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,c,d]	492,096	492,095,523
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[b,c,d]	43,584	43,583,619

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[b,c]	132,375	$132,375,145

		668,054,287

TOTAL SHORT-TERM INVESTMENTS
(Cost: $668,054,287)		668,054,287

TOTAL INVESTMENTS IN SECURITIES — 106.98%
(Cost: $10,862,154,100)		11,112,654,168
Other Assets, Less Liabilities — (6.98)%		(724,717,877)

NET ASSETS — 100.00%		$10,387,936,291

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 10-20 YEAR TREASURY BOND ETF

February 29, 2016

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 98.32%
U.S. Treasury Note/Bond
4.50%, 02/15/36	$98,000	$134,818,608
7.63%, 02/15/25[a]	1,623	2,425,726
6.88%, 08/15/25[a]	973	1,411,199
6.00%, 02/15/26[a]	1,010	1,402,344
6.75%, 08/15/26[a]	16,120	23,746,666
6.50%, 11/15/26[a]	23,144	33,718,603
6.63%, 02/15/27[a]	20,290	29,969,251
6.38%, 08/15/27[a]	14,097	20,662,695
6.13%, 11/15/27	68,872	99,595,077
5.50%, 08/15/28[a]	34,661	48,314,382
5.25%, 11/15/28[a]	49,241	67,490,484
5.25%, 02/15/29[a]	68,892	94,686,131
6.13%, 08/15/29	40,756	60,710,508
6.25%, 05/15/30[a]	66,430	101,317,101
5.38%, 02/15/31[a]	97,784	140,109,235
2.25%, 11/15/24	339	354,140
2.00%, 02/15/25	922	943,289

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $846,179,809)		861,675,439

SHORT-TERM INVESTMENTS — 46.53%

MONEY MARKET FUNDS — 46.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,c,d]	364,157	364,156,636
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[b,c,d]	32,252	32,252,405
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[b,c]	11,442	11,442,453

		407,851,494

TOTAL SHORT-TERM INVESTMENTS
(Cost: $407,851,494)		407,851,494

TOTAL INVESTMENTS IN SECURITIES — 144.85%
(Cost: $1,254,031,303)		1,269,526,933
Other Assets, Less Liabilities — (44.85)%		(393,081,942)

NET ASSETS — 100.00%		$876,444,991

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® 20+ YEAR TREASURY BOND ETF

February 29, 2016

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 98.32%
U.S. Treasury Note/Bond
2.50%, 02/15/45[a]	$690,522	$672,871,770
2.50%, 02/15/46[a]	403,806	394,123,013
2.75%, 08/15/42[a]	296,322	307,054,913
2.75%, 11/15/42[a]	616,047	637,208,256
2.88%, 05/15/43[a]	531,261	561,924,872
2.88%, 08/15/45[a]	286,717	301,832,729
3.00%, 05/15/42[a]	120,740	131,610,882
3.00%, 11/15/44[a]	449,142	485,113,796
3.00%, 05/15/45	237,842	256,669,573
3.00%, 11/15/45[a]	59,428	64,200,068
3.13%, 11/15/41[a]	137,411	153,644,170
3.13%, 02/15/42	21,142	23,623,772
3.13%, 02/15/43[a]	941,672	1,046,527,049
3.13%, 08/15/44	522,564	579,178,916
3.38%, 05/15/44[a]	615,302	715,540,965
3.50%, 02/15/39[a]	7,444	8,891,693
3.63%, 08/15/43	402,615	491,246,422
3.63%, 02/15/44[a]	248,972	303,304,545
3.75%, 08/15/41[a]	10,050	12,449,391
3.75%, 11/15/43[a]	119,037	148,555,792
3.88%, 08/15/40[a]	260,798	328,321,439
4.25%, 05/15/39[a]	101,154	134,397,381
4.25%, 11/15/40	373,174	496,231,718
4.38%, 02/15/38[a]	82,669	112,111,568
4.38%, 11/15/39[a]	109,665	148,209,508
4.38%, 05/15/40[a]	168,759	228,217,456
4.38%, 05/15/41[a]	632	857,640
4.50%, 02/15/36[a]	42,230	58,096,227
4.50%, 05/15/38[a]	54,737	75,490,125
4.63%, 02/15/40	288,763	404,022,312
4.75%, 02/15/41[a]	8,111	11,581,268
5.00%, 05/15/37[a]	115,935	170,174,614

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $9,299,385,058)		9,463,283,843

SHORT-TERM INVESTMENTS — 21.05%

MONEY MARKET FUNDS — 21.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,c,d]	1,707,956	1,707,956,482

Security	Shares (000s)	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[b,c,d]	151,269	$151,269,259
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[b,c]	166,993	166,993,293

		2,026,219,034

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,026,219,034)		2,026,219,034

TOTAL INVESTMENTS IN SECURITIES — 119.37%
(Cost: $11,325,604,092)		11,489,502,877
Other Assets, Less Liabilities — (19.37)%		(1,864,769,702)

NET ASSETS — 100.00%		$9,624,733,175

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 29, 2016

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$5,828,364,469	$12,773,193,101	$6,610,336,365
Affiliated (Note 2)	417,756,556	14,832,420	784,477,018

Total cost of investments	$6,246,121,025	$12,788,025,521	$7,394,813,383

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$5,827,254,780	$12,791,038,510	$6,697,271,824
Affiliated (Note 2)	417,756,556	14,832,420	784,477,018

Total fair value of investments	6,245,011,336	12,805,870,930	7,481,748,842
Cash	—	—	374,792
Receivables:
Investment securities sold	121,194,206	37,991,143	137,202,237
Interest	36,953,892	34,074,252	25,470,968
Capital shares sold	2,382,030	—	—

Total Assets	6,405,541,464	12,877,936,325	7,644,796,839

LIABILITIES
Payables:
Investment securities purchased	537,577,771	—	131,530,398
Collateral for securities on loan (Note 1)	—	—	784,040,302
Capital shares redeemed	—	807,021	807,965
Investment advisory fees (Note 2)	689,485	1,547,821	767,992

Total Liabilities	538,267,256	2,354,842	917,146,657

NET ASSETS	$5,867,274,208	$12,875,581,483	$6,727,650,182

Net assets consist of:
Paid-in capital	$5,867,137,276	$12,855,581,383	$6,662,926,352
Undistributed net investment income	1,322,908	6,982,467	6,476,826
Accumulated net realized loss	(76,287)	(4,827,776)	(28,688,455)
Net unrealized appreciation (depreciation)	(1,109,689)	17,845,409	86,935,459

NET ASSETS	$5,867,274,208	$12,875,581,483	$6,727,650,182

Shares outstanding[b]	53,200,000	151,600,000	53,500,000

Net asset value per share	$110.29	$84.93	$125.75

[a]	Securities on loan with values of $ —, $ — and $765,178,827, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 29, 2016

	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$10,194,099,813	$846,179,809	$9,299,385,058
Affiliated (Note 2)	668,054,287	407,851,494	2,026,219,034

Total cost of investments	$10,862,154,100	$1,254,031,303	$11,325,604,092

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,444,599,881	$861,675,439	$9,463,283,843
Affiliated (Note 2)	668,054,287	407,851,494	2,026,219,034

Total fair value of investments	11,112,654,168	1,269,526,933	11,489,502,877
Receivables:
Investment securities sold	112,580,377	133,618,268	148,922,576
Due from custodian (Note 4)	—	—	545,131
Interest	35,435,016	4,567,640	43,857,993
Capital shares sold	885,096	190,172	234,483

Total Assets	11,261,554,657	1,407,903,013	11,683,063,060

LIABILITIES
Payables:
Investment securities purchased	335,706,442	134,957,245	194,952,211
Collateral for securities on loan (Note 1)	535,679,142	396,409,041	1,859,225,741
Capital shares redeemed	1,027,115	—	3,049,575
Investment advisory fees (Note 2)	1,205,667	91,736	1,102,358

Total Liabilities	873,618,366	531,458,022	2,058,329,885

NET ASSETS	$10,387,936,291	$876,444,991	$9,624,733,175

Net assets consist of:
Paid-in capital	$10,223,569,890	$861,736,074	$9,557,296,782
Undistributed net investment income	13,768,909	990,941	17,377,441
Accumulated net realized loss	(99,902,576)	(1,777,654)	(113,839,833)
Net unrealized appreciation	250,500,068	15,495,630	163,898,785

NET ASSETS	$10,387,936,291	$876,444,991	$9,624,733,175

Shares outstanding[b]	94,000,000	6,200,000	73,600,000

Net asset value per share	$110.51	$141.36	$130.77

[a]	Securities on loan with values of $526,721,918, $386,636,990 and $1,828,325,986, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 29, 2016

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$7,535,649	$78,965,062	$79,526,666
Interest — affiliated (Note 2)	18,310	41,472	16,592
Securities lending income — affiliated — net (Note 2)	18,719	—	933,142

Total investment income	7,572,678	79,006,534	80,476,400

EXPENSES
Investment advisory fees (Note 2)	5,430,678	16,168,690	7,853,966

Total expenses	5,430,678	16,168,690	7,853,966
Less investment advisory fees waived (Note 2)	(686,992)	—	—

Net expenses	4,743,686	16,168,690	7,853,966

Net investment income	2,828,992	62,837,844	72,622,434

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(44,997)	(2,756,039)	4,906,447
In-kind redemptions — unaffiliated	810,557	15,599,494	25,208,831

Net realized gain	765,560	12,843,455	30,115,278

Net change in unrealized appreciation/depreciation	(424,793)	11,469,393	80,751,666

Net realized and unrealized gain	340,767	24,312,848	110,866,944

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,169,759	$87,150,692	$183,489,378

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 29, 2016

	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$155,879,081	$10,549,550	$164,023,443
Interest — affiliated (Note 2)	41,425	1,537	32,971
Securities lending income — affiliated — net (Note 2)	476,386	201,569	1,279,293

Total investment income	156,396,892	10,752,656	165,335,707

EXPENSES
Investment advisory fees (Note 2)	11,632,469	719,478	9,215,978

Total expenses	11,632,469	719,478	9,215,978

Net investment income	144,764,423	10,033,178	156,119,729

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(21,117,076)	1,157,567	(85,912,985)
In-kind redemptions — unaffiliated	85,324,556	2,849,449	220,943,343

Net realized gain	64,207,480	4,007,016	135,030,358

Net change in unrealized appreciation/depreciation	174,260,579	11,673,153	(5,002,927)

Net realized and unrealized gain	238,468,059	15,680,169	130,027,431

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$383,232,482	$25,713,347	$286,147,160

See notes to financial statements.

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Short Treasury Bond ETF		iShares 1-3 Year Treasury Bond ETF
	Year ended February 29, 2016	Year ended February 28, 2015	Year ended February 29, 2016	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,828,992	$26,208	$62,837,844	$32,973,821
Net realized gain	765,560	335,802	12,843,455	26,181,750
Net change in unrealized appreciation/depreciation	(424,793)	(435,170)	11,469,393	(15,762,633)

Net increase (decrease) in net assets resulting from operations	3,169,759	(73,160)	87,150,692	43,392,938

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,515,512)	(27,295)	(58,888,270)	(32,433,296)

Total distributions to shareholders	(1,515,512)	(27,295)	(58,888,270)	(32,433,296)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,513,980,984	8,380,669,728	11,302,414,284	6,966,921,857
Cost of shares redeemed	(5,084,247,481)	(5,568,197,543)	(6,272,809,881)	(10,913,042,315)

Net increase (decrease) in net assets from capital share transactions	429,733,503	2,812,472,185	5,029,604,403	(3,946,120,458)

INCREASE (DECREASE) IN NET ASSETS	431,387,750	2,812,371,730	5,057,866,825	(3,935,160,816)

NET ASSETS
Beginning of year	5,435,886,458	2,623,514,728	7,817,714,658	11,752,875,474

End of year	$5,867,274,208	$5,435,886,458	$12,875,581,483	$7,817,714,658

Undistributed net investment income included in net assets at end of year	$1,322,908	$3,845	$6,982,467	$3,007,150

SHARES ISSUED AND REDEEMED
Shares sold	50,000,000	76,000,000	133,300,000	82,300,000
Shares redeemed	(46,100,000)	(50,500,000)	(74,000,000)	(129,000,000)

Net increase (decrease) in shares outstanding	3,900,000	25,500,000	59,300,000	(46,700,000)

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 3-7 Year Treasury Bond ETF		iShares 7-10 Year Treasury Bond ETF
	Year ended February 29, 2016	Year ended February 28, 2015	Year ended February 29, 2016	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$72,622,434	$47,847,116	$144,764,423	$136,102,425
Net realized gain	30,115,278	1,189,540	64,207,480	57,491,229
Net change in unrealized appreciation/depreciation	80,751,666	33,296,817	174,260,579	126,940,853

Net increase in net assets resulting from operations	183,489,378	82,333,473	383,232,482	320,534,507

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(71,709,852)	(47,272,948)	(142,868,935)	(131,091,984)

Total distributions to shareholders	(71,709,852)	(47,272,948)	(142,868,935)	(131,091,984)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,005,830,714	4,541,210,920	8,717,019,132	14,857,653,470
Cost of shares redeemed	(2,348,073,942)	(5,931,506,630)	(5,939,377,011)	(11,949,064,560)

Net increase (decrease) in net assets from capital share transactions	1,657,756,772	(1,390,295,710)	2,777,642,121	2,908,588,910

INCREASE (DECREASE) IN NET ASSETS	1,769,536,298	(1,355,235,185)	3,018,005,668	3,098,031,433

NET ASSETS
Beginning of year	4,958,113,884	6,313,349,069	7,369,930,623	4,271,899,190

End of year	$6,727,650,182	$4,958,113,884	$10,387,936,291	$7,369,930,623

Undistributed net investment income included in net assets at end of year	$6,476,826	$5,564,244	$13,768,909	$11,871,804

SHARES ISSUED AND REDEEMED
Shares sold	32,300,000	37,000,000	81,100,000	142,100,000
Shares redeemed	(19,000,000)	(48,700,000)	(55,600,000)	(115,300,000)

Net increase (decrease) in shares outstanding	13,300,000	(11,700,000)	25,500,000	26,800,000

See notes to financial statements.

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 10-20 Year Treasury Bond ETF		iShares 20+ Year Treasury Bond ETF
	Year ended February 29, 2016	Year ended February 28, 2015	Year ended February 29, 2016	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,033,178	$7,176,222	$156,119,729	$133,315,107
Net realized gain	4,007,016	2,928,408	135,030,358	387,412,233
Net change in unrealized appreciation/depreciation	11,673,153	23,839,277	(5,002,927)	436,005,627

Net increase in net assets resulting from operations	25,713,347	33,943,907	286,147,160	956,732,967

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,733,361)	(6,892,456)	(152,884,403)	(126,524,526)

Total distributions to shareholders	(9,733,361)	(6,892,456)	(152,884,403)	(126,524,526)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	622,107,276	304,858,706	14,750,324,141	14,587,599,530
Cost of shares redeemed	(215,257,755)	(118,165,050)	(12,853,126,092)	(10,970,520,394)

Net increase in net assets from capital share transactions	406,849,521	186,693,656	1,897,198,049	3,617,079,136

INCREASE IN NET ASSETS	422,829,507	213,745,107	2,030,460,806	4,447,287,577

NET ASSETS
Beginning of year	453,615,484	239,870,377	7,594,272,369	3,146,984,792

End of year	$876,444,991	$453,615,484	$9,624,733,175	$7,594,272,369

Undistributed net investment income included in net assets at end of year	$990,941	$691,124	$17,377,441	$14,142,115

SHARES ISSUED AND REDEEMED
Shares sold	4,500,000	2,300,000	119,200,000	123,100,000
Shares redeemed	(1,600,000)	(900,000)	(104,300,000)	(93,400,000)

Net increase in shares outstanding	2,900,000	1,400,000	14,900,000	29,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	33

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$110.26	$110.23	$110.21	$110.18	$110.21

Income from investment operations:
Net investment income[a]	0.09	0.00 [b]	0.00 [b]	0.01	0.06
Net realized and unrealized gain (loss)[c]	(0.02)	0.03	0.02	0.03	(0.02)

Total from investment operations	0.07	0.03	0.02	0.04	0.04

Less distributions from:
Net investment income	(0.04)	(0.00)[b]	(0.00)[b]	(0.01)	(0.07)

Total distributions	(0.04)	(0.00)[b]	(0.00)[b]	(0.01)	(0.07)

Net asset value, end of year	$110.29	$110.26	$110.23	$110.21	$110.18

Total return	0.07%	0.03%	0.02%	0.04%	0.04%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,867,274	$5,435,886	$2,623,515	$3,008,844	$2,435,051
Ratio of expenses to average net assets	0.13%	0.08%	0.12%	0.14%	0.14%
Ratio of expenses to average net assets prior to waived fees	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	0.08%	0.00%[d]	0.00%[d]	0.01%	0.05%
Portfolio turnover rate[e]	0%	1%	97%	95%	186%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than 0.01%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$84.70	$84.55	$84.46	$84.40	$83.93

Income from investment operations:
Net investment income[a]	0.49	0.33	0.23	0.29	0.61
Net realized and unrealized gain[b]	0.21	0.14	0.08	0.07	0.51

Total from investment operations	0.70	0.47	0.31	0.36	1.12

Less distributions from:
Net investment income	(0.47)	(0.32)	(0.22)	(0.30)	(0.65)

Total distributions	(0.47)	(0.32)	(0.22)	(0.30)	(0.65)

Net asset value, end of year	$84.93	$84.70	$84.55	$84.46	$84.40

Total return	0.83%	0.55%	0.37%	0.43%	1.34%

Ratios/Supplemental data:
Net assets, end of year (000s)	$12,875,581	$7,817,715	$11,752,875	$7,457,820	$10,651,727
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	0.58%	0.39%	0.27%	0.34%	0.72%
Portfolio turnover rate[c]	76%	122%	136%	104%	72%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$123.34	$121.64	$123.38	$121.93	$114.65

Income from investment operations:
Net investment income[a]	1.72	1.61	1.07	0.95	1.89
Net realized and unrealized gain (loss)[b]	2.40	1.63	(1.84)	1.51	7.37

Total from investment operations	4.12	3.24	(0.77)	2.46	9.26

Less distributions from:
Net investment income	(1.71)	(1.54)	(0.97)	(1.01)	(1.98)

Total distributions	(1.71)	(1.54)	(0.97)	(1.01)	(1.98)

Net asset value, end of year	$125.75	$123.34	$121.64	$123.38	$121.93

Total return	3.38%	2.68%	(0.62)%	2.02%	8.14%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,727,650	$4,958,114	$6,313,349	$2,134,459	$2,255,765
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.39%	1.32%	0.88%	0.77%	1.57%
Portfolio turnover rate[c]	41%	58%	57%	51%	38%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$107.59	$102.44	$107.09	$105.16	$93.41

Income from investment operations:
Net investment income[a]	2.00	2.21	1.84	1.82	2.57
Net realized and unrealized gain (loss)[b]	2.91	5.12	(4.69)	1.98	11.83

Total from investment operations	4.91	7.33	(2.85)	3.80	14.40

Less distributions from:
Net investment income	(1.99)	(2.18)	(1.80)	(1.87)	(2.65)

Total distributions	(1.99)	(2.18)	(1.80)	(1.87)	(2.65)

Net asset value, end of year	$110.51	$107.59	$102.44	$107.09	$105.16

Total return	4.65%	7.24%	(2.66)%	3.63%	15.62%

Ratios/Supplemental data:
Net assets, end of year (000s)	$10,387,936	$7,369,931	$4,271,899	$4,358,596	$4,637,412
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.87%	2.11%	1.78%	1.70%	2.55%
Portfolio turnover rate[c]	56%	142%	116%	47%	65%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$137.46	$126.25	$133.49	$131.57	$112.29

Income from investment operations:
Net investment income[a]	2.85	2.94	2.77	2.89	3.61
Net realized and unrealized gain (loss)[b]	3.89	11.14	(7.08)	1.96	19.32

Total from investment operations	6.74	14.08	(4.31)	4.85	22.93

Less distributions from:
Net investment income	(2.84)	(2.87)	(2.93)	(2.93)	(3.65)

Total distributions	(2.84)	(2.87)	(2.93)	(2.93)	(3.65)

Net asset value, end of year	$141.36	$137.46	$126.25	$133.49	$131.57

Total return	5.01%	11.28%	(3.22)%	3.69%	20.73%

Ratios/Supplemental data:
Net assets, end of year (000s)	$876,445	$453,615	$239,870	$427,173	$513,126
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	2.09%	2.23%	2.16%	2.14%	2.87%
Portfolio turnover rate[c]	37%	9%	19%	12%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$129.37	$108.52	$118.41	$117.76	$92.45

Income from investment operations:
Net investment income[a]	3.15	3.38	3.29	3.22	3.71
Net realized and unrealized gain (loss)[b]	1.36	20.84	(9.85)	0.65	25.57

Total from investment operations	4.51	24.22	(6.56)	3.87	29.28

Less distributions from:
Net investment income	(3.11)	(3.37)	(3.33)	(3.22)	(3.97)

Total distributions	(3.11)	(3.37)	(3.33)	(3.22)	(3.97)

Net asset value, end of year	$130.77	$129.37	$108.52	$118.41	$117.76

Total return	3.67%	22.69%	(5.52)%	3.24%	32.32%

Ratios/Supplemental data:
Net assets, end of year (000s)	$9,624,733	$7,594,272	$3,146,985	$3,197,007	$3,038,265
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	2.54%	2.83%	3.00%	2.64%	3.50%
Portfolio turnover rate[c]	37%	32%	33%	19%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Short Treasury Bond	Diversified
1-3 Year Treasury Bond	Diversified
3-7 Year Treasury Bond	Diversified
7-10 Year Treasury Bond	Diversified
10-20 Year Treasury Bond	Diversified
20+ Year Treasury Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Short Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$5,827,254,780	$—	$5,827,254,780
Money Market Funds	417,756,556	—	—	417,756,556

Total	$417,756,556	$5,827,254,780	$—	$6,245,011,336

1-3 Year Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$12,791,038,510	$—	$12,791,038,510
Money Market Funds	14,832,420	—	—	14,832,420

Total	$14,832,420	$12,791,038,510	$—	$12,805,870,930

3-7 Year Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$6,697,271,824	$—	$6,697,271,824
Money Market Funds	784,477,018	—	—	784,477,018

Total	$784,477,018	$6,697,271,824	$—	$7,481,748,842

7-10 Year Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$10,444,599,881	$—	$10,444,599,881
Money Market Funds	668,054,287	—	—	668,054,287

Total	$668,054,287	$10,444,599,881	$—	$11,112,654,168

10-20 Year Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$861,675,439	$—	$861,675,439
Money Market Funds	407,851,494	—	—	407,851,494

Total	$407,851,494	$861,675,439	$—	$1,269,526,933

20+ Year Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$9,463,283,843	$—	$9,463,283,843
Money Market Funds	2,026,219,034	—	—	2,026,219,034

Total	$2,026,219,034	$9,463,283,843	$—	$11,489,502,877

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
3-7 Year Treasury Bond
Citigroup Global Markets Inc.	$31,739,485	$31,739,485	$—
Credit Suisse Securities (USA) LLC	32,201,680	32,201,680	—
Deutsche Bank Securities Inc.	123,173,225	123,173,225	—
Goldman Sachs & Co.	351,164,712	351,164,712	—
HSBC Securities (USA) Inc.	17,200,921	17,200,921	—
Merrill Lynch, Pierce, Fenner & Smith	41,143,303	41,143,303	—
Morgan Stanley & Co. LLC	94,714,891	94,714,891	—
RBC Capital Markets LLC	10,521,024	10,521,024	—
Societe Generale New York Branch	2,765,234	2,765,234	—
UBS Securities LLC	43,159,726	43,159,726	—
Wells Fargo Securities LLC	17,394,626	17,394,626	—

	$765,178,827	$765,178,827	$—

7-10 Year Treasury Bond
BNP Paribas Prime Brokerage Inc.	$9,814,545	$9,814,545	$—
Credit Suisse Securities (USA) LLC	13,342,738	13,342,738	—
Deutsche Bank Securities Inc.	385,696,769	385,696,769	—
Goldman Sachs & Co.	49,311,736	49,311,736	—
HSBC Securities (USA) Inc.	1,554,186	1,554,186	—
Morgan Stanley & Co. LLC	29,644,561	29,644,561	—
RBC Capital Markets LLC	111,016	111,016	—
UBS Securities LLC	35,050,068	35,050,068	—
Wells Fargo Securities LLC	2,196,299	2,196,299	—

	$526,721,918	$526,721,918	$—

10-20 Year Treasury Bond
Citigroup Global Markets Inc.	$22,763,765	$22,763,765	$—
Deutsche Bank Securities Inc.	125,046,956	125,046,956	—
HSBC Securities (USA) Inc.	44,696,222	44,696,222	—
Merrill Lynch, Pierce, Fenner & Smith	15,921,982	15,921,982	—
Morgan Stanley & Co. LLC	110,727,479	110,727,479	—
Nomura Securities International Inc.	60,502,093	60,502,093	—
RBC Capital Markets LLC	5,386,790	5,386,790	—
Wells Fargo Securities LLC	1,591,703	1,591,703	—

	$386,636,990	$386,636,990	$—

44	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
20+ Year Treasury Bond
BNP Paribas Prime Brokerage Inc.	$1,177,146	$1,177,146	$—
Citigroup Global Markets Inc.	189,823	189,823	—
Deutsche Bank Securities Inc.	167,124,753	167,124,753	—
Goldman Sachs & Co.	837,766,905	837,766,905	—
HSBC Securities (USA) Inc.	20,139,642	20,139,642	—
Merrill Lynch, Pierce, Fenner & Smith	164,772,411	164,772,411	—
Mizuho Securities USA Inc.	4,403,520	4,403,520	—
Morgan Stanley & Co. LLC	287,091,030	287,091,030	—
Nomura Securities International Inc.	29,402,745	29,402,745	—
RBC Capital Markets LLC	19,597,798	19,597,798	—
Societe Generale New York Branch	241,474,942	241,474,942	—
UBS Securities LLC	55,185,271	55,185,271	—

	$1,828,325,986	$1,828,325,986	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at year end and is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of each Fund.

For the year ended February 29, 2016, BFA has voluntarily waived a portion of its investment advisory fees for the iShares Short Treasury Bond ETF in the amount of $686,992.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Continued)

iSHARES® TRUST

securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Short Treasury Bond	$5,245
3-7 Year Treasury Bond	399,918
7-10 Year Treasury Bond	203,296
10-20 Year Treasury Bond	86,151
20+ Year Treasury Bond	548,127

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 29, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Short Treasury Bond	$2,009,047,913	$—
1-3 Year Treasury Bond	1,101,311,050	2,016,162,679
3-7 Year Treasury Bond	733,799,066	1,128,543,822
7-10 Year Treasury Bond	123,407,092	772,194,946
10-20 Year Treasury Bond	138,909,785	135,133,570
20+ Year Treasury Bond	—	145,974,163

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

46	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 29, 2016 were as follows:

	U.S. Government Obligations
iShares ETF	Purchases	Sales
Short Treasury Bond	$770,244,126	$—
1-3 Year Treasury Bond	8,411,111,681	7,992,198,945
3-7 Year Treasury Bond	2,206,885,103	2,158,751,109
7-10 Year Treasury Bond	4,532,605,732	4,384,476,355
10-20 Year Treasury Bond	187,273,024	181,677,890
20+ Year Treasury Bond	2,363,906,732	2,393,814,910

In-kind transactions (see Note 4) for the year ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Short Treasury Bond	$5,417,557,835	$4,993,841,174
1-3 Year Treasury Bond	11,116,953,996	6,192,863,350
3-7 Year Treasury Bond	3,957,101,997	2,319,264,218
7-10 Year Treasury Bond	8,609,178,147	5,873,468,190
10-20 Year Treasury Bond	612,375,053	212,684,265
20+ Year Treasury Bond	14,538,799,323	12,678,629,462

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to

48	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 29, 2016, attributable to the expiration of capital loss carryforwards and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Short Treasury Bond	$806,209	$5,583	$(811,792)
1-3 Year Treasury Bond	15,220,322	25,743	(15,246,065)
3-7 Year Treasury Bond	24,828,747	—	(24,828,747)
7-10 Year Treasury Bond	81,538,153	1,617	(81,539,770)
10-20 Year Treasury Bond	2,485,465	—	(2,485,465)
20+ Year Treasury Bond	142,089,303	—	(142,089,303)

The tax character of distributions paid during the years ended February 29, 2016 and February 28, 2015 was as follows:

iShares ETF	2016	2015
Short Treasury Bond
Ordinary income	$1,515,512	$27,295

1-3 Year Treasury Bond
Ordinary income	$58,888,270	$32,433,296

3-7 Year Treasury Bond
Ordinary income	$71,709,852	$47,272,948

7-10 Year Treasury Bond
Ordinary income	$142,868,935	$131,091,984

10-20 Year Treasury Bond
Ordinary income	$9,733,361	$6,892,456

20+ Year Treasury Bond
Ordinary income	$152,884,403	$126,524,526

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 29, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Short Treasury Bond	$1,322,908	$(24,624)	$(1,110,508)	$(50,844)	$136,932
1-3 Year Treasury Bond	6,982,467	(539,889)	16,905,987	(3,348,465)	20,000,100
3-7 Year Treasury Bond	6,476,826	(27,318,071)	85,565,075	—	64,723,830
7-10 Year Treasury Bond	13,768,909	(72,949,942)	227,297,091	(3,749,657)	164,366,401
10-20 Year Treasury Bond	990,941	(1,587,672)	15,305,648	—	14,708,917
20+ Year Treasury Bond	17,377,441	(92,156,828)	142,215,780	—	67,436,393

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of February 29, 2016, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Short Treasury Bond	$24,624	$—	$—	$—	$24,624
1-3 Year Treasury Bond	539,889	—	—	—	539,889
3-7 Year Treasury Bond	27,316,841	—	—	1,230	27,318,071
7-10 Year Treasury Bond	72,949,942	—	—	—	72,949,942
10-20 Year Treasury Bond	1,473,890	—	58,200	55,582	1,587,672
20+ Year Treasury Bond	81,850,799	1,159,235	9,146,794	—	92,156,828

[a]	Must be utilized prior to losses subject to expiration.

For the year ended February 29, 2016, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
3-7 Year Treasury Bond	$692,383
7-10 Year Treasury Bond	8,333,273
10-20 Year Treasury Bond	1,346,046

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Treasury Bond	$6,246,121,844	$368,139	$(1,478,647)	$(1,110,508)
1-3 Year Treasury Bond	12,788,964,943	21,504,421	(4,598,434)	16,905,987
3-7 Year Treasury Bond	7,396,183,767	87,062,657	(1,497,582)	85,565,075
7-10 Year Treasury Bond	10,885,357,077	250,550,906	(23,253,815)	227,297,091
10-20 Year Treasury Bond	1,254,221,285	15,305,648	—	15,305,648
20+ Year Treasury Bond	11,347,287,097	142,215,780	—	142,215,780

50	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements, except as noted below.

On December 2, 2015, the Board approved changes in the principal investment strategies of each of the iShares 1-3 Year Treasury Bond, iShares 3-7 Year Treasury Bond, iShares 7-10 Year Treasury Bond and iShares 20+ Year Treasury Bond ETFs. Effective April 1, 2016, these Funds will change their underlying indices from Barclays to ICE U.S. Treasury Bond Index Series indices. The iShares 1-3 Year Treasury Bond, iShares 3-7 Year Treasury Bond, iShares 7-10 Year Treasury Bond and iShares 20+ Year Treasury Bond ETFs will seek to track the ICE U.S. Treasury 1-3 Year Index, ICE U.S. Treasury 3-7 Year Index, ICE U.S. Treasury 7-10 Year Index and ICE U.S. Treasury 20+ Year Index, respectively.

NOTES TO FINANCIAL STATEMENTS	51

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Short Treasury Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF (the “Funds”) at February 29, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 20, 2016

52	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended February 29, 2016, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest- Related Dividends
Short Treasury Bond	$2,834,575
1-3 Year Treasury Bond	62,863,587
3-7 Year Treasury Bond	54,296,090
7-10 Year Treasury Bond	133,700,957
10-20 Year Treasury Bond	5,584,158
20+ Year Treasury Bond	114,605,100

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 29, 2016:

iShares ETF	Federal Obligation Interest
Short Treasury Bond	$2,834,575
1-3 Year Treasury Bond	62,863,587
3-7 Year Treasury Bond	54,296,090
7-10 Year Treasury Bond	133,700,957
10-20 Year Treasury Bond	5,584,158
20+ Year Treasury Bond	114,605,100

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

TAX INFORMATION	53

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Short Treasury Bond	$0.042759	$—	$—	0.042759	100%	—%	—%		100%
1-3 Year Treasury Bond	0.464575	—	0.001115	0.465690	100	—	0	[a]	100
3-7 Year Treasury Bond	1.699411	—	0.010402	1.709813	99	—	1		100
7-10 Year Treasury Bond	1.978504	—	0.007558	1.986062	100	—	0	[a]	100
10-20 Year Treasury Bond	2.798135	—	0.044378	2.842513	98	—	2		100
20+ Year Treasury Bond	3.104489	—	0.005840	3.110329	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

54	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Short Treasury Bond ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,257	99.92

	1,258	100.00%

iShares 1-3 Year Treasury Bond ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	1,257	99.92%
Less than –0.5%	1	0.08

	1,258	100.00%

iShares 3-7 Year Treasury Bond ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.16%
Between 0.5% and –0.5%	1,256	99.84

	1,258	100.00%

iShares 7-10 Year Treasury Bond ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Between 0.5% and –0.5%	1,255	99.76
Less than –0.5% and Greater than –1.0%	1	0.08
Less than –1.0% and Greater than –1.5%	1	0.08

	1,258	100.00%

SUPPLEMENTAL INFORMATION	55

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares 10-20 Year Treasury Bond ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	5	0.40
Between 0.5% and –0.5%	1,248	99.20
Less than –0.5% and Greater than –1.0%	3	0.24
Less than –1.0% and Greater than –1.5%	1	0.08

	1,258	100.00%

iShares 20+ Year Treasury Bond ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	17	1.35
Between 0.5% and –0.5%	1,223	97.22
Less than –0.5% and Greater than –1.0%	14	1.11
Less than –1.0% and Greater than –1.5%	3	0.24

	1,258	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BlackRock Fund Advisors (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares 7-10 Year Treasury Bond ETF and the iShares 20+ Year Treasury Bond ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops, BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

56	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares 7-10 Year Treasury Bond ETF in respect of the Company’s financial year ending December 31, 2015 was USD 1.33 million. This figure is comprised of fixed remuneration of USD 516.55 thousand and variable remuneration of USD 811.68 thousand. There were a total of 457 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares 7-10 Year Treasury Bond ETF in respect of the Company’s financial year ending December 31, 2015, to its senior management was USD 157.85 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 38.23 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares 20+ Year Treasury Bond ETF in respect of the Company’s financial year ending December 31, 2015 was USD 1.01 million. This figure is comprised of fixed remuneration of USD 391.84 thousand and variable remuneration of USD 615.72 thousand. There were a total of 457 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares 20+ Year Treasury Bond ETF in respect of the Company’s financial year ending December 31, 2015, to its senior management was USD119.74 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 29 thousand.

SUPPLEMENTAL INFORMATION	57

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 329 funds (as of February 29, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

58	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (66)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	59

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years

Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

Robert H. Silver[c] (60)	Trustee (since 2007); 15(c) Committee Chair (since 2016).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011).

[c]	Served as an Independent Trustee until March 31, 2016.

60	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).

Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

TRUSTEE AND OFFICER INFORMATION	61

Notes:

62	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-201-0216

FEBRUARY 29, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares California Muni Bond ETF | CMF | NYSE Arca
➢	iShares National Muni Bond ETF | MUB | NYSE Arca
➢	iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca
➢	iShares New York Muni Bond ETF | NYF | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. MUNICIPAL BOND MARKET OVERVIEW

The U.S. municipal bond market posted positive returns for the 12-month period ended February 29, 2016 (the “reporting period”). The S&P National AMT-Free Municipal Bond Index, a broad measure of U.S. municipal bond performance, returned 3.76% for the reporting period, outpacing most other segments of the broad bond market.

Overall, the U.S. economy grew by 2.4% in 2015, matching its growth rate for 2014, but this moderate level of growth masked weakness in selected segments of the economy. Employment growth was consistently robust, sending the unemployment rate down to an eight-year low, and vehicle sales remained strong throughout much of the reporting period. In contrast, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices that contributed to lower fuel costs for consumers.

Mixed economic data and a lack of inflation kept the U.S. Federal Reserve Bank (the “Fed”) in check for much of the reporting period. Despite initial indications that the Fed planned to raise its short-term interest rate target in mid-2015, the Fed held off until December, when it implemented its first interest rate increase since June 2006. The Fed’s rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

In the municipal bond market, two of the biggest states, California and New York, made strides toward improving their financial positions during the reporting period. In California, Governor Jerry Brown sought approval for a $170.7 billion budget for 2016 that included modest spending increases for education and social services, a larger rainy day fund, and a relatively large expected surplus. New York also continued to improve its fiscal position during the reporting period, as the state’s bonds benefited from a combination of moderate spending growth, widening budget surpluses, and growing rainy day funds.

Despite the relative strength of California and New York, localized pockets of weaker fundamentals emerged during the reporting period. In particular, state finances were generally weaker in states dependent on oil and gas production, including Texas, Oklahoma, Louisiana, and Alaska. In the municipal bond market, Texas is the largest and most influential of these states. Declining oil prices meant Texas continued to deplete its rainy day fund, which is funded by energy-related revenue, although the state’s diversified economy and relatively conservative spending plans helped offset some of the energy-related weakness in its economy.

Puerto Rico also had a negative influence on the municipal bond environment, as the commonwealth defaulted on a portion of its debt. Although the risk of default was widely anticipated by investors, the situation in Puerto Rico created negative publicity for municipal bonds.

Nevertheless, investors were undeterred by the credit concerns that arose during the reporting period, highlighted by strong demand for municipal bonds and positive returns in the municipal bond sector. In 2015, approximately $403 billion of municipal bonds were issued, compared with $337 billion in 2014. Meanwhile, investor demand for the tax-free yield of municipal bonds continued to rise during the reporting period. Strong investor demand and improving fundamentals in New York and California ultimately lifted municipal bond performance during the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CALIFORNIA MUNI BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.69%	3.45%	3.91%	3.69%	3.45%	3.91%
5 Years	6.07%	6.61%	6.24%	34.30%	37.74%	35.31%
Since Inception	5.08%	5.09%	5.13%	51.65%	51.77%	52.28%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/4/07. The first day of secondary market trading was 10/5/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,033.40	$1.26	$1,000.00	$1,023.60	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

The iShares California Muni Bond ETF (the “Fund”) (formerly the iShares California AMT-Free Muni Bond ETF) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was 3.69%, net of fees, while the total return for the Index was 3.91%.

ALLOCATION BY CREDIT QUALITY

As of 2/29/16

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	6.46%
AA+	14.52
AA	24.92
AA-	44.59
A+	6.39
A	0.35
A-	0.24
BBB+	0.01
BBB-	0.90
Not Rated	1.62

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments [2]

State of California GO, 5.50%, 11/01/39	1.04%
State of California GO, 5.00%, 04/01/38	0.92
State of California GO, 5.50%, 03/01/40	0.91
State of California Department of Water Resources Power Supply Revenue RB, 5.00%, 05/01/19	0.87
Los Angeles Department of Water & Power RB, 5.00%, 07/01/43	0.82

TOTAL	4.56%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® NATIONAL MUNI BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.54%	3.37%	3.76%	3.54%	3.37%	3.76%
5 Years	5.02%	5.00%	5.26%	27.74%	27.65%	29.23%
Since Inception	4.50%	4.50%	4.63%	45.19%	45.19%	46.73%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/7/07. The first day of secondary market trading was 9/10/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,033.90	$1.26	$1,000.00	$1,023.60	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NATIONAL MUNI BOND ETF

The iShares National Muni Bond ETF (the “Fund”) (formerly the iShares National AMT-Free Muni Bond ETF) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was 3.54%, net of fees, while the total return for the Index was 3.76%.

ALLOCATION BY CREDIT QUALITY

As of 2/29/16

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	24.18%
AA+	16.30
AA	19.21
AA-	22.69
A+	5.09
A	3.79
A-	4.83
BBB+	0.75
BBB	0.10
BBB-	0.23
Not Rated	2.83

TOTAL	100.00%

TEN LARGEST STATES

As of 2/29/16

State	Percentage of Total Investments [2]

California	22.56%
New York	20.57
Texas	9.58
Massachusetts	4.52
New Jersey	4.41
Florida	3.71
Illinois	3.59
Washington	3.57
Pennsylvania	3.09
Georgia	2.72

TOTAL	78.32%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.13%	1.16%	1.37%	1.13%	1.16%	1.37%
5 Years	1.21%	1.30%	1.51%	6.20%	6.66%	7.78%
Since Inception	1.85%	1.86%	2.16%	14.39%	14.45%	16.96%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,009.50	$1.25	$1,000.00	$1,023.60	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

The iShares Short-Term National Muni Bond ETF (the “Fund”) (formerly the iShares Short-Term National AMT-Free Muni Bond ETF) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was 1.13%, net of fees, while the total return for the Index was 1.37%.

ALLOCATION BY CREDIT QUALITY

As of 2/29/16

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	28.80%
AA+	18.01
AA	23.92
AA-	17.45
A+	2.04
A	2.45
A-	4.78
BBB+	0.28
Not Rated	2.27

TOTAL	100.00%

TEN LARGEST STATES

As of 2/29/16

State	Percentage of Total Investments [2]

California	18.82%
New York	15.51
Texas	7.55
Massachusetts	6.05
Illinois	4.37
New Jersey	4.28
Georgia	4.27
Washington	4.22
Maryland	4.06
Pennsylvania	3.71

TOTAL	72.84%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® NEW YORK MUNI BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.79%	3.41%	4.13%	3.79%	3.41%	4.13%
5 Years	5.20%	4.62%	5.42%	28.85%	25.35%	30.22%
Since Inception	4.59%	4.58%	4.81%	45.81%	45.67%	48.43%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/4/07. The first day of secondary market trading was 10/5/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,033.00	$1.26	$1,000.00	$1,023.60	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NEW YORK MUNI BOND ETF

The iShares New York Muni Bond ETF (the “Fund”) (formerly the iShares New York AMT-Free Muni Bond ETF) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York, as represented by the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was 3.79%, net of fees, while the total return for the Index was 4.13%.

ALLOCATION BY CREDIT QUALITY

As of 2/29/16

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	38.04%
AA+	13.27
AA	19.10
AA-	18.42
A+	1.15
A	3.28
A-	3.42
BBB	0.44
BBB-	0.45
Not Rated	2.43

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/29/16

Security	Percentage of Total Investments [2]

State of New York GO, 4.50%, 02/01/17	1.53%
New York State Thruway Authority RB, 5.00%, 05/01/19	1.25
Hudson Yards Infrastructure Corp. RB, 5.00%, 02/15/47	1.05
Sales Tax Asset Receivable Corp. RB, 5.00%, 10/15/28	1.01
New York Local Government Assistance Corp. RB, 5.00%, 04/01/19	0.87

TOTAL	5.71%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CALIFORNIA MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 97.73%

CALIFORNIA — 97.73%
Acalanes Union High School District GO
Series A
0.00%, 08/01/39	(Call 08/01/29)	$200	$170,180
Series B
0.00%, 08/01/46	(PR 08/01/21)	580	90,074
Alameda Corridor Transportation Authority RB
Series A
0.00%, 10/01/17	(AMBAC)	70	68,714
Alameda County Joint Powers Authority RB
5.00%, 12/01/34	(Call 12/01/17) (AGM)	250	266,980
Alameda County Transportation Commission
4.00%, 03/01/22		535	625,174
Anaheim Public Financing Authority RB
4.50%, 10/01/37	(Call 04/01/17) (NPFGC)	625	645,500
Bay Area Toll Authority RB
4.00%, 04/01/18		1,300	1,394,432
4.00%, 04/01/20		500	564,020
5.00%, 04/01/21		205	246,152
5.00%, 04/01/25	(PR 04/01/19)	380	429,282
5.00%, 04/01/34	(PR 04/01/19)	1,475	1,666,293
5.13%, 04/01/47	(PR 04/01/18)	225	246,029
5.25%, 04/01/27	(PR 04/01/19)	120	136,477
Series A
1.00%, 04/01/47	(Call 10/01/16)	450	451,678
Series B
1.50%, 04/01/47	(Call 10/01/17)	2,230	2,256,002
Series C
1.88%, 04/01/47	(Call 10/01/18)	1,875	1,914,131
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	250	252,030
Series E
2.00%, 04/01/34	(Call 10/01/20)	1,000	1,033,350
Series F
5.00%, 04/01/24	(PR 04/01/16)	825	828,572

Security		Principal (000s)	Value
5.00%, 04/01/31	(PR 04/01/16)	$2,805	$2,817,146
5.00%, 04/01/31	(PR 04/01/17)	780	818,766
Series F-1
5.00%, 04/01/17		465	488,608
5.00%, 04/01/27	(Call 04/01/22)	1,000	1,206,660
5.00%, 04/01/28	(Call 04/01/22)	200	241,332
5.00%, 04/01/28	(PR 04/01/19)	375	423,634
5.00%, 04/01/31	(Call 04/01/22)	1,350	1,596,591
5.00%, 04/01/39	(PR 04/01/18)	1,150	1,254,500
5.00%, 04/01/54	(Call 04/01/24)	2,125	2,424,901
5.50%, 04/01/43	(PR 04/01/18)	1,620	1,783,993
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	695	789,152
Series S-4
5.00%, 04/01/32	(Call 04/01/23)	500	589,265
5.00%, 04/01/43	(Call 04/01/23)	1,750	2,019,045
5.25%, 04/01/48	(Call 04/01/23)	250	290,175
5.25%, 04/01/53	(Call 04/01/23)	1,000	1,158,780
Series S-6
5.00%, 10/01/54	(Call 10/01/24)	500	574,730
Bay Area Water Supply & Conservation Agency RB
Series A
5.00%, 10/01/34	(Call 04/01/23)	350	411,981
California Educational Facilities Authority RB
5.00%, 04/01/45	(Call 04/01/25)	1,000	1,150,365
Series U-3
5.00%, 06/01/43		1,140	1,528,900
Series U-5
5.00%, 05/01/21		380	458,991
Series U-6
5.00%, 05/01/45		1,760	2,378,235
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23	(ETM) (AGM)	250	312,663
5.00%, 07/01/29	(PR 01/01/28) (FGIC)	810	1,069,022
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	875	1,154,807
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	740	976,637

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
California State Public Works Board RB
5.00%, 09/01/32	(Call 09/01/24)	$1,000	$1,193,870
6.00%, 11/01/34	(Call 11/01/19)	360	426,593
Series A
5.00%, 12/01/19	(AMBAC)	210	228,262
5.00%, 04/01/20		350	406,714
5.00%, 04/01/24	(Call 04/01/22)	1,000	1,211,190
5.00%, 04/01/26	(Call 04/01/22)	225	269,467
5.00%, 04/01/32	(Call 04/01/22)	405	470,788
5.00%, 04/01/34	(Call 04/01/22)	510	589,693
5.00%, 09/01/34	(Call 09/01/24)	1,000	1,185,430
5.00%, 04/01/37	(Call 04/01/22)	610	699,707
5.00%, 03/01/38	(Call 03/01/23)	610	696,083
5.00%, 09/01/39	(Call 09/01/24)	500	582,740
Series C
4.00%, 10/01/20		270	306,304
Series D
4.00%, 09/01/17		1,000	1,051,860
5.00%, 12/01/27	(Call 12/01/21)	975	1,166,139
5.00%, 12/01/31	(Call 12/01/21)	1,000	1,185,610
Series E
5.00%, 04/01/34	(PR 04/01/19)	370	417,985
Series F
5.00%, 05/01/19		500	566,040
5.00%, 05/01/23		2,000	2,474,860
5.00%, 05/01/28	(Call 05/01/25)	350	430,013
Series G
5.00%, 01/01/21		2,250	2,667,037
5.00%, 12/01/31	(PR 12/01/21)	500	610,535
5.00%, 11/01/37	(Call 11/01/22)	1,000	1,160,060
Series G-1
5.00%, 10/01/21	(Call 10/01/19)	100	115,348
5.13%, 10/01/22	(Call 10/01/19)	275	317,468
5.25%, 10/01/23	(Call 10/01/19)	105	121,507
Series I
5.00%, 11/01/38	(Call 11/01/23)	1,000	1,153,140
Series I-1
6.13%, 11/01/29	(Call 11/01/19)	225	268,704
California State University RB
5.00%, 11/01/30	(Call 11/01/25)	1,000	1,234,870
5.00%, 11/01/33	(Call 11/01/25)	500	603,925
5.00%, 11/01/35	(Call 11/01/25)	1,325	1,586,581

Security		Principal (000s)	Value
Series A
4.00%, 11/01/28	(Call 11/01/22)	$180	$199,723
5.00%, 11/01/24	(Call 11/01/21)	750	899,805
5.00%, 11/01/27	(Call 11/01/24)	400	495,752
5.00%, 11/01/33	(Call 11/01/24)	1,000	1,188,650
5.00%, 11/01/33	(Call 05/01/18) (AGM)	985	1,071,010
5.00%, 11/01/37	(Call 11/01/22)	325	380,107
5.00%, 11/01/39	(Call 11/01/24)	500	581,645
5.00%, 11/01/39	(Call 05/01/18) (AGM)	855	927,145
5.00%, 11/01/44	(Call 11/01/24)	1,290	1,493,136
5.00%, 11/01/47	(Call 11/01/25)	1,200	1,399,236
5.25%, 11/01/34	(Call 05/01/19)	250	282,343
Cerritos Community College District GO
Series A
4.00%, 08/01/44	(Call 08/01/24)	250	263,335
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	300	350,292
Series B
0.00%, 08/01/26	(Call 08/01/16) (AMBAC)	250	152,765
5.00%, 08/01/29	(Call 08/01/16) (AMBAC)	130	132,402
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	280	285,174
Series C
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	500	201,180
0.00%, 08/01/36	(Call 08/01/16) (AMBAC)	645	234,335
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	1,000	344,830
Chaffey Joint Union High School District GO
Series B
4.00%, 08/01/44	(Call 02/01/25)	500	528,040
Chino Basin Regional Financing Authority RB
Series A
5.00%, 11/01/33	(Call 11/01/17) (AMBAC)	280	297,870

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.00%, 11/01/38	(Call 11/01/17) (AMBAC)	$250	$264,798
City & County of San Francisco CA COP
Series A
5.00%, 04/01/29	(Call 04/01/19)	400	448,872
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/18		500	550,820
5.00%, 06/15/19		320	364,906
5.00%, 06/15/20		500	588,360
5.00%, 06/15/21		150	181,269
5.00%, 06/15/26	(Call 06/15/23)	500	615,155
City of Long Beach CA Harbor Revenue RB
Series C
5.00%, 11/15/18		2,300	2,570,894
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		370	425,093
5.00%, 09/01/20		500	592,340
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/16		1,240	1,255,364
5.00%, 06/01/19		495	563,330
5.00%, 06/01/20		500	586,460
5.00%, 06/01/35	(Call 06/01/23)	2,450	2,884,262
5.00%, 06/01/43	(Call 06/01/23)	500	578,145
Series B
5.00%, 06/01/22		250	307,693
5.00%, 06/01/23		235	293,940
5.00%, 06/01/30	(Call 06/01/22)	170	201,649
5.00%, 06/01/32	(Call 06/01/22)	500	591,140
City of Los Angeles Department of Airports RB
5.00%, 05/15/28	(Call 05/15/20)	800	930,600
5.00%, 05/15/40	(Call 05/15/20)	500	566,430
Series A
5.00%, 05/15/27	(Call 05/15/20)	245	284,996
5.00%, 05/15/32	(Call 05/15/20)	1,490	1,712,174
5.00%, 05/15/40	(Call 05/15/20)	2,490	2,820,821

Security		Principal (000s)	Value
Series B
5.00%, 05/15/35	(Call 05/15/22)	$500	$588,785
Series C
5.00%, 05/15/38	(Call 05/15/25)	250	293,265
City of Sacramento CA RB
5.00%, 09/01/42	(Call 09/01/23)	380	428,017
City of San Francisco CA Public Utilities Commission Wastewater Revenue RB
Series B
4.00%, 10/01/39	(Call 10/01/22)	950	1,002,316
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/39	(Call 05/01/22)	415	433,683
5.00%, 11/01/21	(PR 05/01/16) (AGM)	1,200	1,209,984
5.00%, 11/01/25	(Call 05/01/25)	200	255,080
5.00%, 11/01/32	(Call 05/01/25)	1,000	1,202,840
5.00%, 11/01/36	(Call 05/01/25)	800	949,296
Series A
4.00%, 11/01/41	(Call 05/01/22)	720	748,728
4.50%, 11/01/31	(PR 05/01/16) (AGM)	875	881,527
5.00%, 11/01/30	(Call 11/01/21)	500	593,760
5.00%, 11/01/33	(Call 05/01/22)	1,000	1,184,430
5.00%, 11/01/37	(Call 11/01/21)	1,000	1,167,380
5.00%, 11/01/43	(Call 05/01/22)	500	577,670
Series F
5.00%, 11/01/25	(Call 11/01/20)	1,175	1,393,327
City of San Jose CA Airport Revenue RB
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	240	248,904
City of Vernon CA Electric System Revenue RB
Series A
5.13%, 08/01/21	(PR 08/01/19)	150	164,837
5.13%, 08/01/21	(Call 08/01/19)	350	388,531
City of Vista CA COP
5.00%, 05/01/37	(PR 05/01/17) (NPFGC)	285	300,222

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Clovis Unified School District GO
4.00%, 08/01/40	(Call 08/01/25)	$250	$266,153
Coast Community College District GO
0.00%, 08/01/34	(Call 08/01/25)	500	238,745
5.00%, 08/01/29	(Call 08/01/25)	500	620,945
5.00%, 08/01/31	(Call 08/01/25)	500	612,345
Series A
4.00%, 08/01/38	(Call 08/01/23)	500	532,695
5.00%, 08/01/38	(Call 08/01/23)	250	294,133
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	980	1,152,999
Series A
4.00%, 08/01/39	(Call 08/01/24)	250	265,228
County of Orange CA Airport Revenue RB
Series B
5.00%, 07/01/28	(Call 07/01/19)	125	140,588
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	250	281,960
Series C
6.00%, 07/01/41	(Call 07/01/18)	500	554,875
County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	250	262,710
Series A
5.00%, 08/01/34	(Call 08/01/19)	1,425	1,610,891
Cucamonga Valley Water District RB Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	250	299,110
Desert Community College District GO
5.00%, 08/01/37	(Call 02/01/26)	750	893,797
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	1,000	202,920
5.00%, 08/01/37	(PR 08/01/17) (AGM)	500	532,175
East Bay Municipal Utility District Water System Revenue RB
Series 2014B
5.00%, 06/01/24		500	636,550

Security		Principal (000s)	Value
Series A
5.00%, 06/01/29	(Call 06/01/25)	$300	$373,779
5.00%, 06/01/32	(Call 06/01/25)	1,500	1,828,860
5.00%, 06/01/35	(Call 06/01/25)	500	602,235
5.00%, 06/01/37	(PR 06/01/17) (NPFGC-FGIC)	1,080	1,141,679
Series B
5.00%, 06/01/17		235	248,682
5.00%, 06/01/19		200	227,956
5.00%, 06/01/20		535	628,983
5.00%, 06/01/21		350	423,094
5.00%, 06/01/23		315	395,883
Eastern Municipal Water District COP
Series H
5.00%, 07/01/24	(Call 07/01/18)	190	208,707
5.00%, 07/01/33	(Call 07/01/18)	330	359,835
5.00%, 07/01/35	(Call 07/01/18)	580	632,438
El Camino Community College District GO
Series 2012-A
4.00%, 08/01/45	(Call 08/01/26)	500	532,460
Series C
0.00%, 08/01/32		700	401,093
0.00%, 08/01/33		125	68,763
0.00%, 08/01/34		500	264,335
El Dorado Irrigation District/El Dorado County Water Agency RB
Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	250	292,325
Escondido Union High School District GO
Series C
0.00%, 08/01/46		985	272,402
0.00%, 08/01/51		1,155	248,706
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31	(PR 08/01/17) (AMBAC)	600	634,452
Series C
5.00%, 08/01/36	(Call 08/01/21)	250	289,503
5.00%, 08/01/40	(Call 08/01/21)	190	220,022

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/01/30	(ETM) (RADIAN-IBCC, AGM-CR)	$70	$50,524
0.00%, 01/15/35	(AGM)	300	142,569
Series A
0.00%, 01/01/19	(ETM)	565	548,293
0.00%, 01/01/20	(ETM)	1,100	1,051,820
0.00%, 01/01/23	(ETM)	225	201,085
0.00%, 01/01/25	(ETM)	880	743,899
0.00%, 01/01/26	(ETM)	540	442,249
0.00%, 01/01/28	(ETM)	440	337,608
Fremont Union High School District GO
4.00%, 08/01/40	(Call 08/01/24)	1,950	2,077,686
Fresno Unified School District GO
Series G
0.00%, 08/01/41	(Call 08/01/21)	500	110,310
Glendale Unified School District/CA GO
Series B
4.00%, 09/01/41	(Call 09/01/25)	350	371,906
Grossmont Union High School District GO
5.00%, 08/01/33	(PR 08/01/18)	430	474,638
Imperial Irrigation District Electric System Revenue RB
Series A
5.00%, 11/01/33	(PR 11/01/18)	560	623,678
5.00%, 11/01/33	(Call 11/01/18)	125	137,714
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	250	134,193
5.00%, 08/01/39	(Call 08/01/22)	500	577,580
Long Beach Unified School District GO
Series D-1
0.00%, 08/01/39	(Call 02/01/25)	200	75,088
Los Angeles Community College District/CA GO
Series A
4.00%, 08/01/32	(Call 08/01/24)	1,500	1,654,320

Security		Principal (000s)	Value
5.00%, 08/01/23		$735	$922,587
5.00%, 08/01/27	(PR 08/01/17) (NPFGC-FGIC)	375	399,131
5.00%, 08/01/29	(Call 08/01/24)	1,560	1,918,348
5.00%, 08/01/30	(Call 08/01/24)	2,000	2,443,840
5.00%, 08/01/31	(Call 08/01/24)	1,000	1,215,030
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	3,510	3,735,868
Series C
5.00%, 06/01/26		500	650,215
Series E
5.00%, 08/01/31	(PR 08/01/16) (AGM)	1,145	1,168,152
Series E-1
5.00%, 08/01/33	(PR 08/01/18)	385	425,067
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	500	552,035
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/20	(PR 08/15/18)	120	132,640
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/19		245	280,317
5.00%, 07/01/20		1,170	1,380,226
Series A
5.00%, 07/01/17		300	318,741
5.00%, 07/01/18		35	38,589
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	220,626
Series B
5.00%, 07/01/18		210	231,842
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37	(Call 08/01/22)	170	175,413
5.00%, 08/01/42	(Call 08/01/22)	500	573,945
Series A
5.00%, 12/01/39	(Call 12/01/24)	500	576,895
Los Angeles County Sanitation Districts Financing Authority RB Series A
5.00%, 10/01/20		450	533,866

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/18		$1,340	$1,478,047
5.00%, 07/01/19		860	981,208
5.00%, 07/01/20		465	547,245
5.00%, 07/01/22	(Call 07/01/21)	500	604,590
5.00%, 07/01/27	(Call 01/01/23)	875	1,060,990
5.00%, 07/01/28	(Call 01/01/25)	1,290	1,586,816
Series A-1
5.00%, 07/01/37	(Call 07/01/17) (AMBAC)	1,650	1,742,317
5.25%, 07/01/38	(Call 07/01/18)	1,350	1,478,844
Series B
5.00%, 12/01/18	(Call 11/01/18)	300	335,853
5.00%, 07/01/29	(Call 07/01/23)	585	710,453
5.00%, 07/01/43	(Call 01/01/24)	3,510	4,054,768
Series D
5.00%, 07/01/35	(Call 07/01/24)	1,550	1,825,946
5.00%, 07/01/39	(Call 07/01/24)	2,200	2,577,278
Series E
5.00%, 07/01/44	(Call 07/01/24)	500	582,900
Los Angeles Department of Water RB
Series A
5.00%, 07/01/41	(Call 01/01/21)	250	285,288
5.00%, 07/01/43	(Call 07/01/22)	1,250	1,458,900
Series A-2
5.00%, 07/01/35	(Call 07/01/16) (AMBAC)	850	863,753
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	575	606,263
Series B
5.00%, 07/01/30	(Call 07/01/23)	500	603,415
5.00%, 07/01/33	(Call 07/01/23)	500	594,015
5.00%, 07/01/43	(Call 07/01/22)	500	583,560
Los Angeles Unified School District/CA GO
5.00%, 07/01/24		1,620	2,058,502
Series A
5.00%, 07/01/21		300	362,577
5.00%, 07/01/22		300	369,900
5.00%, 07/01/23		500	626,320

Security		Principal (000s)	Value
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	$2,005	$2,115,054
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,540	1,624,115
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	760	800,250
4.50%, 01/01/28	(Call 07/01/17) (AGC-ICC, NPFGC)	100	105,337
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	1,675	1,762,552
5.50%, 07/01/18	(FGIC)	250	278,470
Series A-2
5.00%, 07/01/21		500	604,295
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	820	832,571
4.75%, 07/01/20	(Call 07/01/16) (FGIC)	265	269,049
5.00%, 07/01/17		1,500	1,591,410
5.00%, 07/01/18		500	551,265
5.00%, 07/01/21	(PR 07/01/17) (AMBAC)	350	371,231
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	300	304,830
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	508,005
Series C
5.00%, 07/01/21		500	604,295
5.00%, 07/01/23		1,000	1,252,640
5.00%, 07/01/25	(Call 07/01/24)	1,000	1,262,660
5.00%, 07/01/27	(Call 07/01/24)	1,000	1,237,140
5.00%, 07/01/30	(Call 07/01/24)	750	907,267
5.00%, 07/01/32	(Call 07/01/17) (AGM)	300	315,978
Series D
5.00%, 01/01/34	(Call 07/01/19)	300	337,518
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	500	524,425
Series F
5.00%, 01/01/34	(Call 07/01/19)	330	371,270

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Series I
5.00%, 07/01/27	(Call 07/01/19)	$765	$872,827
5.00%, 01/01/34	(Call 07/01/19)	105	118,131
Series KRY
5.00%, 07/01/18		250	275,633
Series KY
5.00%, 07/01/16		350	355,722
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/46	(PR 08/01/21) (AGM)	250	35,225
0.00%, 08/01/51	(AGM)	250	58,860
Merced Union High School District GO Series C
0.00%, 08/01/46	(PR 08/01/21)	1,000	156,420
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		400	428,760
Series A
5.00%, 07/01/20		350	412,559
5.00%, 10/01/29	(Call 04/01/22)	200	243,090
5.00%, 01/01/34	(Call 01/01/19)	100	111,018
5.00%, 07/01/37	(Call 07/01/17)	1,000	1,055,610
5.00%, 01/01/39	(Call 01/01/19)	265	293,647
5.00%, 07/01/40	(Call 07/01/25)	250	295,365
Series B
5.00%, 07/01/21	(Call 07/01/18)	225	248,650
Series C
5.00%, 07/01/17		150	159,287
5.00%, 07/01/19		800	915,320
5.00%, 10/01/27		500	651,905
5.00%, 07/01/35	(Call 07/01/19)	450	508,171
Mount Diablo Unified School District/CA GO
Series A
0.01%, 08/01/35	(Call 08/01/25) (AGM)	400	347,308
Series E
5.00%, 06/01/37	(Call 08/01/22)	1,000	1,167,430
Mount San Antonio Community College District GO
0.00%, 08/01/43	(Call 08/01/35)	1,000	741,060

Security		Principal (000s)	Value
0.01%, 08/01/28	(Call 02/01/28)	$1,000	$903,820
Municipal Improvement Corp. of Los Angeles RB
Series A
5.00%, 09/01/23	(Call 09/01/18)	30	33,132
5.00%, 09/01/25	(Call 09/01/18)	500	551,015
Newport Mesa Unified School District GO
0.00%, 08/01/34		500	267,705
0.00%, 08/01/36		500	244,690
0.00%, 08/01/38		500	225,650
Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	720	731,448
Orange County Sanitation District COP
Series A
5.00%, 02/01/39	(Call 02/01/19)	500	554,925
Orange County Water District COP
5.00%, 08/15/39	(Call 08/15/19)	885	996,696
Palomar Community College District GO
Series C
4.00%, 08/01/40	(Call 08/01/25)	250	266,153
Palomar Health GO Series A
0.00%, 08/01/31	(AGM)	500	285,360
Peralta Community College District GO
Series C
5.00%, 08/01/39	(Call 08/01/19)	145	162,201
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42		200	73,700
Series D
0.00%, 08/01/40		500	199,170
Pomona Public Financing Authority RB
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	125	130,421
Port of Los Angeles RB
Series B
5.00%, 08/01/44	(Call 08/01/24)	1,100	1,267,057

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Poway Unified School District GO
0.00%, 08/01/31		$495	$294,748
0.00%, 08/01/35		500	242,525
0.00%, 08/01/36		300	139,635
0.00%, 08/01/38		755	323,314
0.00%, 08/01/46		2,750	811,470
Series B
0.00%, 08/01/34		500	255,865
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)	500	477,820
Series 2004-C
0.00%, 08/01/42	(Call 08/01/34)	250	242,470
Riverside CA Sewer Revenue RB
Series A
5.00%, 08/01/40	(Call 08/01/25)	500	576,470
Riverside County Public Financing Authority RB
5.25%, 11/01/45	(Call 11/01/25)	500	587,850
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(Call 06/01/23)	750	900,930
5.75%, 06/01/48	(Call 06/01/23)	1,000	1,150,610
Sacramento Area Flood Control Agency
5.63%, 10/01/37	(Call 10/01/18) (BHAC)	380	418,657
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	650	826,130
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/36	(PR 06/01/16) (NPFGC)	490	496,051
Series A
5.00%, 12/01/44	(Call 06/01/24)	1,000	1,158,720
Sacramento Municipal Utility District RB
Series A
5.00%, 08/15/37	(Call 08/15/23)	585	682,408
5.00%, 08/15/41	(Call 08/15/23)	500	577,970
Series K
5.25%, 07/01/24	(AMBAC)	250	310,350

Security		Principal (000s)	Value
Series U
5.00%, 08/15/16	(AGM)	$325	$332,179
5.00%, 08/15/17	(AGM)	300	319,869
5.00%, 08/15/22	(Call 08/15/18) (AGM)	1,390	1,541,663
5.00%, 08/15/24	(Call 08/15/18) (AGM)	845	935,660
Series X
5.00%, 08/15/20		200	236,140
5.00%, 08/15/28	(Call 08/15/21)	235	280,581
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	300	339,825
Series C
5.00%, 08/01/31	(PR 08/01/16) (AGM)	45	45,896
San Diego Community College District GO
5.00%, 08/01/30	(Call 08/01/23)	250	303,603
5.00%, 08/01/30	(Call 08/01/17) (AGM)	550	581,999
5.00%, 08/01/43	(Call 08/01/23)	1,350	1,575,328
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/34	(Call 07/01/20)	315	355,550
5.00%, 07/01/40	(Call 07/01/20)	475	536,147
5.00%, 07/01/43	(Call 07/01/23)	255	287,288
San Diego County Regional Transportation Commission RB
5.00%, 04/01/48	(Call 04/01/24)	400	461,728
Series A
5.00%, 04/01/48	(Call 04/01/22)	500	570,110
San Diego County Water Authority Financing Corp. COP
Series 2008
5.00%, 05/01/38	(Call 05/01/18) (AGM)	700	759,066
Series A
5.00%, 05/01/33	(PR 05/01/18) (AGM)	130	142,247
5.00%, 05/01/33	(Call 05/01/18) (AGM)	670	727,292

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/34	(Call 11/01/22)	$500	$589,820
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22		525	646,606
5.00%, 05/15/23		985	1,231,880
Series A
5.25%, 05/15/24	(PR 05/15/20)	250	295,380
5.25%, 05/15/25	(PR 05/15/20)	250	295,380
5.25%, 05/15/39	(Call 05/15/19)	500	566,705
Series B
5.00%, 05/15/18		1,100	1,208,713
5.00%, 05/15/19		380	432,672
5.00%, 05/15/21	(Call 05/15/19)	140	159,914
5.00%, 05/15/22	(PR 05/15/19)	510	578,600
5.50%, 05/15/23	(PR 05/15/19)	625	718,962
San Diego Public Facilities Financing Authority Water Revenue RB Series B
5.50%, 08/01/39	(Call 08/01/19)	1,000	1,142,480
San Diego Regional Building Authority RB
5.38%, 02/01/36	(PR 02/01/19)	400	452,684
San Diego Unified School District/CA GO
0.00%, 07/01/30		790	499,699
0.00%, 07/01/35		300	145,968
0.00%, 07/01/36		750	350,175
0.00%, 07/01/38		500	214,715
0.00%, 07/01/39		600	243,588
0.00%, 07/01/42		200	69,924
0.00%, 07/01/45		1,595	491,898
Series A
0.00%, 07/01/19	(NPFGC)	400	383,952
Series C
0.00%, 07/01/46		500	147,435
0.00%, 07/01/47	(Call 07/01/40)	300	198,834
0.00%, 07/01/48	(Call 07/01/40)	250	165,515
5.00%, 07/01/35	(Call 07/01/23)	150	177,981
Series E
0.00%, 07/01/32		690	391,416
0.00%, 07/01/47	(Call 07/01/42)	1,000	561,290

Security		Principal (000s)	Value
3.00%, 07/01/17		$1,100	$1,137,543
5.25%, 07/01/42		1,340	738,876
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,125	1,151,955
Series G
0.00%, 07/01/38	(Call 01/01/24)	1,000	353,210
Series R-1
0.00%, 07/01/31		1,535	916,579
Series R-3
5.00%, 07/01/21		800	965,952
Series R-4
5.00%, 07/01/28	(Call 07/01/25)	180	223,193
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	250	266,348
Series B-2
4.00%, 02/01/40	(Call 08/01/25)	200	212,922
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	100	105,600
5.00%, 08/01/32	(PR 08/01/17)	500	531,360
Series D
4.00%, 08/01/33	(Call 08/01/25)	250	277,533
San Francisco Bay Area Rapid Transit District RB Series A
5.00%, 07/01/36	(Call 07/01/22)	500	584,440
San Francisco City & County Airports Commission San Francisco International Airport RB
5.00%, 05/01/19		150	170,150
Issue 32F, Second Series
5.25%, 05/01/19	(NPFGC-FGIC)	995	1,136,778
Second Series
5.00%, 05/01/26	(Call 05/01/22)	185	223,641
5.25%, 05/01/17	(NPFGC-FGIC)	320	338,157
Series A
4.90%, 05/01/29	(Call 11/01/19)	875	991,996
5.00%, 05/01/26		500	638,150

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Series B
4.90%, 05/01/29	(Call 11/01/19)	$500	$566,470
5.00%, 05/01/43	(Call 05/01/23)	250	284,113
5.00%, 05/01/44	(Call 05/01/24)	500	570,425
Series C
5.00%, 05/01/17		750	790,365
5.00%, 05/01/23	(Call 05/01/20)	750	875,077
Series F
5.00%, 05/01/35	(Call 05/01/20)	800	897,304
San Joaquin County Transportation Authority RB
Series A
5.50%, 03/01/41	(Call 03/01/21)	500	595,970
6.00%, 03/01/36	(Call 03/01/21)	240	291,830
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/20	(ETM)	170	163,363
0.00%, 01/01/22	(ETM)	220	202,085
0.00%, 01/01/23	(ETM)	450	403,258
0.00%, 01/01/26	(ETM)	280	230,210
0.00%, 01/01/28	(ETM)	400	308,356
5.00%, 01/15/34	(Call 01/15/25)	750	835,125
5.00%, 01/15/50	(Call 01/15/25)	2,250	2,449,980
Series A
0.00%, 01/15/26	(NPFGC)	400	269,084
San Jose Financing Authority RB Series A
5.00%, 06/01/39	(Call 06/01/23)	250	286,583
San Jose Unified School District GO Series D
5.00%, 08/01/32	(PR 08/01/18)	125	137,976
San Marcos Unified School District GO
Series B
0.00%, 08/01/38		565	224,938
0.00%, 08/01/47		500	135,440
0.00%, 08/01/51		1,500	341,925
San Mateo County Community College District GO
5.00%, 09/01/45	(Call 09/01/25)	500	587,595
Series A
0.00%, 09/01/21		430	401,190

Security		Principal (000s)	Value
Series B
5.00%, 09/01/31	(PR 09/01/16)	$400	$409,668
5.00%, 09/01/38	(PR 09/01/16)	550	563,293
San Mateo Foster City School District/CA GO
0.00%, 08/01/42	(Call 08/01/31)	250	205,078
San Mateo Joint Powers Financing Authority RB
Series A
5.00%, 07/15/36	(PR 07/15/18)	750	826,372
San Mateo Union High School District GO
0.00%, 09/01/33		500	381,180
0.00%, 09/01/41	(Call 09/01/36)	500	406,280
Series A
0.00%, 07/01/51	(Call 09/01/41)	750	470,662
Santa Clara Valley Transportation Authority RB
Series A
5.00%, 04/01/32	(PR 04/01/17) (AMBAC)	1,025	1,076,465
Series B
5.00%, 04/01/19		175	198,300
Santa Monica Community College District GO
Series B
4.00%, 08/01/44	(Call 08/01/24)	1,000	1,053,340
Southern California Public Power Authority RB
5.00%, 07/01/25	(Call 07/01/20)	585	683,163
5.00%, 07/01/26	(Call 01/01/25)	500	630,205
Series 2010-1
5.00%, 07/01/30	(Call 07/01/20)	700	802,221
Series A
4.00%, 07/01/21		725	838,607
5.00%, 07/01/17		125	132,618
5.00%, 07/01/18		195	214,993
5.25%, 07/01/27	(Call 01/01/20)	650	749,261
Series B
6.00%, 07/01/27	(PR 07/01/18)	195	219,174
Southern California Water Replenishment District RB
4.00%, 08/01/45	(Call 08/01/25)	1,000	1,059,600

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Southwestern Community College District GO
Series C
0.00%, 08/01/41		$650	$238,173
0.00%, 08/01/46		1,000	295,820
Series D
5.00%, 08/01/44	(Call 08/01/25)	500	581,535
State of California Department of Water Resources Power Supply Revenue RB
Series H
5.00%, 05/01/21	(PR 05/01/18) (AGM)	360	393,916
5.00%, 05/01/21	(Call 05/01/18) (AGM)	140	153,219
5.00%, 05/01/22	(PR 05/01/18) (AGM)	825	904,035
5.00%, 05/01/22	(Call 05/01/18) (AGM)	325	355,244
Series K
4.00%, 05/01/18		320	343,901
5.00%, 05/01/18		2,040	2,235,901
Series L
5.00%, 05/01/16		130	131,106
5.00%, 05/01/17		2,330	2,455,494
5.00%, 05/01/18		300	328,809
5.00%, 05/01/19		3,765	4,276,249
5.00%, 05/01/20		710	831,687
5.00%, 05/01/21	(PR 05/01/20)	925	1,082,019
5.00%, 05/01/21	(Call 05/01/20)	565	659,225
5.00%, 05/01/22	(PR 05/01/20)	870	1,017,682
5.00%, 05/01/22	(Call 05/01/20)	530	616,968
Series M
4.00%, 05/01/16		1,550	1,560,540
5.00%, 05/01/16		600	605,106
Series N
5.00%, 05/01/18		985	1,079,590
5.00%, 05/01/20		2,110	2,471,633
5.00%, 05/01/21		650	782,925
Series O
5.00%, 05/01/21		1,500	1,806,750
5.00%, 05/01/22		2,150	2,641,834

Security		Principal (000s)	Value
State of California Department of Water Resources RB
5.00%, 12/01/25	(PR 06/01/18)	$490	$537,780
5.00%, 12/01/25	(Call 06/01/18)	10	11,003
5.00%, 12/01/26	(PR 06/01/18)	480	526,805
5.00%, 12/01/26	(Call 06/01/18)	20	21,992
5.00%, 12/01/27	(PR 06/01/18)	2,830	3,105,953
Series AG
5.00%, 12/01/26	(PR 12/01/19)	230	265,882
5.00%, 12/01/26	(Call 12/01/19)	20	23,124
5.00%, 12/01/29	(PR 12/01/19)	255	294,783
5.00%, 12/01/29	(Call 12/01/19)	65	74,736
Series AJ
5.00%, 12/01/16		475	492,114
Series AS
5.00%, 12/01/20		345	411,733
5.00%, 12/01/22		500	622,985
5.00%, 12/01/25	(Call 12/01/24)	400	507,260
5.00%, 12/01/26	(Call 12/01/24)	500	629,900
5.00%, 12/01/27	(Call 12/01/24)	500	625,190
State of California GO
2.00%, 11/01/18		1,750	1,812,930
3.00%, 12/01/32	(Call 06/01/19)	200	213,696
3.50%, 03/01/17		100	103,094
4.00%, 12/01/18	(Call 12/01/17)	250	264,638
4.00%, 05/01/23		1,000	1,175,110
4.00%, 12/01/27	(Call 06/01/17)	600	625,590
4.00%, 11/01/44	(Call 11/01/24)	500	530,845
4.00%, 03/01/45	(Call 03/01/25)	500	531,885
4.00%, 08/01/45	(Call 08/01/25)	250	266,573
4.50%, 03/01/21	(Call 03/01/20)	660	751,139
4.50%, 08/01/26	(Call 02/01/17)	900	932,310
4.50%, 08/01/30	(Call 02/01/17)	2,085	2,155,723
5.00%, 10/01/16		1,200	1,233,624
5.00%, 11/01/16		275	283,740
5.00%, 12/01/16		500	517,750
5.00%, 02/01/17		1,000	1,042,330
5.00%, 03/01/17		520	543,962
5.00%, 04/01/17		985	1,034,073
5.00%, 06/01/17	(SGI)	375	396,465
5.00%, 09/01/17		450	480,636
5.00%, 10/01/17		1,510	1,618,146
5.00%, 04/01/18		500	545,875

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	$560	$593,634
5.00%, 08/01/18	(Call 02/01/17)	550	573,798
5.00%, 10/01/18		350	389,210
5.00%, 11/01/18		500	557,660
5.00%, 06/01/19	(Call 06/01/17) (NPFGC)	350	371,021
5.00%, 08/01/19	(Call 02/01/17)	1,000	1,043,080
5.00%, 10/01/19		800	919,856
5.00%, 04/01/20		215	250,828
5.00%, 09/01/20		170	200,954
5.00%, 10/01/20		1,400	1,596,406
5.00%, 12/01/20		550	655,160
5.00%, 12/01/20	(PR 12/01/16)	750	776,497
5.00%, 09/01/21		750	908,347
5.00%, 11/01/21	(Call 11/01/17)	2,075	2,398,979
5.00%, 12/01/21	(PR 12/01/16)	250	258,833
5.00%, 02/01/22		600	731,166
5.00%, 08/01/22	(Call 02/01/17)	600	625,566
5.00%, 03/01/23	(Call 03/31/16)	315	316,298
5.00%, 10/01/23		1,000	1,251,980
5.00%, 11/01/23	(Call 11/01/20)	500	588,065
5.00%, 12/01/23		500	627,690
5.00%, 02/01/24	(Call 02/01/22)	220	264,860
5.00%, 06/01/24	(Call 06/01/17) (NPFGC)	365	386,634
5.00%, 08/01/24		1,250	1,411,527
5.00%, 10/01/24	(Call 04/01/18)	1,000	1,090,320
5.00%, 11/01/24	(Call 11/01/20)	250	293,285
5.00%, 12/01/24	(Call 12/01/23)	900	1,037,110
5.00%, 02/01/25	(Call 02/01/23)	1,000	1,215,470
5.00%, 03/01/25	(Call 03/01/20)	750	860,812
5.00%, 08/01/25		1,000	1,270,560
5.00%, 09/01/25	(Call 09/01/23)	500	613,955
5.00%, 10/01/25	(Call 04/01/18)	2,050	2,296,137
5.00%, 11/01/25	(Call 11/01/23)	300	369,381
5.00%, 03/01/26	(Call 03/01/25)	1,250	1,562,350
5.00%, 08/01/26	(Call 08/01/25)	1,450	1,823,984
5.00%, 10/01/26	(Call 10/01/24)	500	617,605
5.00%, 12/01/26	(PR 12/01/16)	800	828,264
5.00%, 03/01/27	(Call 03/01/20)	300	343,314
5.00%, 09/01/27	(PR 09/01/16)	500	512,035
5.00%, 11/01/27	(Call 11/01/23)	700	857,766

Security		Principal (000s)	Value
5.00%, 08/01/28	(Call 08/01/25)	$1,000	$1,237,960
5.00%, 02/01/29	(Call 02/01/23)	1,000	1,194,920
5.00%, 10/01/29	(Call 10/01/19)	2,095	2,337,480
5.00%, 09/01/30	(Call 09/01/18)	500	550,150
5.00%, 02/01/31	(Call 02/01/22)	500	586,425
5.00%, 10/01/31	(Call 10/01/24)	2,825	3,404,125
5.00%, 02/01/32	(Call 02/01/22)	500	583,980
5.00%, 05/01/32	(Call 05/01/24)	1,000	1,189,410
5.00%, 06/01/32	(Call 06/01/17)	1,220	1,281,354
5.00%, 09/01/33	(Call 09/01/23)	265	314,465
5.00%, 08/01/35	(Call 08/01/25)	1,000	1,189,280
5.00%, 09/01/35	(PR 09/01/16)	895	916,399
5.00%, 09/01/35	(Call 09/01/16)	145	148,133
5.00%, 06/01/37	(Call 06/01/17)	1,790	1,876,779
5.00%, 11/01/37	(Call 11/01/17)	2,860	3,045,214
5.00%, 12/01/37	(Call 12/01/17)	1,040	1,110,314
5.00%, 02/01/38	(Call 02/01/23)	2,295	2,659,148
5.00%, 04/01/38	(Call 04/01/18)	4,215	4,540,777
5.00%, 10/01/39	(Call 10/01/24)	1,000	1,172,730
5.00%, 10/01/41	(Call 10/01/21)	3,500	4,036,550
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,150,730
5.00%, 09/01/42	(Call 09/01/22)	750	870,232
5.00%, 04/01/43	(Call 04/01/23)	910	1,048,629
5.00%, 11/01/43	(Call 11/01/23)	1,995	2,321,482
5.00%, 08/01/45	(Call 08/01/25)	1,000	1,171,130
5.13%, 03/01/25	(Call 03/01/18)	500	544,090
5.25%, 09/01/22		815	1,019,418
5.25%, 10/01/22		600	751,980
5.25%, 09/01/25	(Call 09/01/21)	750	901,605
5.25%, 10/01/29	(Call 10/01/19)	1,375	1,570,030
5.25%, 08/01/32	(AGM)	1,000	1,293,080
5.25%, 03/01/38	(Call 03/01/18)	2,540	2,743,784
5.50%, 04/01/19		1,525	1,746,781
5.50%, 11/01/39	(Call 11/01/19)	4,485	5,142,591
5.50%, 03/01/40	(Call 03/01/20)	3,900	4,514,133
5.63%, 04/01/25	(Call 04/01/19)	350	400,379
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,139,190
5.75%, 04/01/31	(Call 04/01/19)	1,000	1,136,570
6.00%, 03/01/33	(Call 03/01/20)	1,200	1,424,088
6.00%, 04/01/38	(Call 04/01/19)	3,250	3,732,300
6.00%, 11/01/39	(Call 11/01/19)	1,255	1,474,223
6.50%, 04/01/33	(Call 04/01/19)	1,500	1,750,305

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Series 2
5.00%, 09/01/29	(Call 03/31/16) (AMBAC)	$590	$592,301
Series A
4.00%, 07/01/16		190	192,478
4.40%, 07/01/18		200	217,478
4.60%, 07/01/19		1,145	1,292,510
5.00%, 07/01/18	(ETM)	1,015	1,117,312
5.00%, 07/01/18		200	220,160
5.00%, 07/01/20	(PR 07/01/19)	2,740	3,129,107
5.00%, 07/01/22	(PR 07/01/16)	3,260	3,313,529
5.25%, 07/01/21	(PR 07/01/19)	2,435	2,800,859
Series B
5.00%, 09/01/24		1,000	1,261,490
5.00%, 09/01/25		1,000	1,272,080
Sunnyvale Elementary School District GO
4.00%, 09/01/42	(Call 09/01/25)	500	526,270
University of California RB
Series AF
5.00%, 05/15/16		750	757,732
5.00%, 05/15/17		210	221,838
5.00%, 05/15/18		250	274,650
5.00%, 05/15/39	(Call 05/15/23)	1,000	1,157,560
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,000	1,184,270
5.00%, 05/15/38	(Call 05/15/23)	2,370	2,753,561
Series AK
5.00%, 05/15/48		2,050	2,540,114
Series AM
5.00%, 05/15/44	(Call 05/15/24)	700	802,837
Series AO
5.00%, 05/15/17		500	528,060
5.00%, 05/15/19		660	750,532
5.00%, 05/15/23		250	312,290
5.00%, 05/15/27	(Call 05/15/25)	3,000	3,745,470
5.00%, 05/15/40	(Call 05/15/25)	1,000	1,169,530
Series D
5.00%, 05/15/41	(PR 05/15/16) (FGIC)	500	510,125
Series G
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,228,500
5.00%, 05/15/26	(Call 05/15/22)	500	606,935
5.00%, 05/15/32	(Call 05/15/22)	725	856,508

Security		Principal (000s)	Value
5.00%, 05/15/37	(Call 05/15/22)	$500	$580,420
5.00%, 05/15/42	(Call 05/15/22)	1,300	1,505,179
Series I
5.00%, 05/15/28	(Call 05/15/25)	350	432,453
5.00%, 05/15/31	(Call 05/15/25)	765	926,361
5.00%, 05/15/32	(Call 05/15/25)	540	649,453
Series Q
4.00%, 05/15/17		1,200	1,253,148
Vacaville Unified School District GO
5.00%, 08/01/25	(PR 08/01/17) (AMBAC)	380	404,510
Ventura County Community College District GO Series C
5.50%, 08/01/33	(PR 08/01/18)	1,250	1,395,075
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	500	574,935
West Contra Costa Unified School District GO Series B
5.63%, 08/01/35	(Call 08/01/18) (BHAC)	195	215,970
West Valley-Mission Community College District GO Series B
4.00%, 08/01/40	(Call 08/01/25)	250	266,783
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	400	144,516
William S Hart Union High School District GO
Series A
0.00%, 08/01/33		450	232,358
Series B
0.00%, 08/01/34	(AGM)	1,250	631,612
Series C
0.00%, 08/01/37	(Call 08/01/23)	500	184,945
4.00%, 08/01/38	(Call 08/01/23)	500	530,985
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(PR 08/01/18) (AGM)	245	270,372

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 29, 2016

Security		Principal or Shares (000s)	Value
5.00%, 08/01/32	(PR 08/01/18) (AGM)	$500	$551,780
Yuba Community College District GO
5.00%, 08/01/22	(Call 08/01/17)	430	456,138

			493,721,829

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $467,893,549)			493,721,829

SHORT-TERM INVESTMENTS — 1.23%

MONEY MARKET FUNDS — 1.23%
BlackRock Liquidity Funds: California Money Fund, Institutional Shares
0.01%[a,b]		6,185	6,185,493

			6,185,493

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,185,493)			6,185,493

TOTAL INVESTMENTS IN SECURITIES — 98.96%
(Cost: $474,079,042)			499,907,322
Other Assets, Less Liabilities — 1.04%			5,269,358

NET ASSETS — 100.00%			$505,176,680

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

PR  —  Prerefunded

RB  —  Revenue Bond

Insured by:

AGC-ICC  —  Assured Guaranty Corp. – Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

RADIAN-IBCC  —  Radian Asset Assurance – Insured Bond Custodial Certificate

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 97.93%

ALABAMA — 0.44%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20		$2,000	$2,343,220
5.00%, 09/01/24	(Call 09/01/22)	2,500	2,961,475
5.00%, 09/01/30	(Call 09/01/24)	2,000	2,413,300
Series 2007-2, Class A4
5.00%, 09/01/28	(Call 09/01/24)	3,500	4,272,590
Alabama Public School & College Authority RB
Series A
5.00%, 05/01/16		2,900	2,924,099
5.00%, 05/01/18		500	546,985
5.00%, 05/01/19		1,120	1,267,045
Series B
5.00%, 01/01/21		3,500	4,148,725
5.00%, 01/01/22		1,000	1,209,880
5.00%, 01/01/24		1,000	1,242,040
5.00%, 01/01/26	(Call 07/01/24)	2,000	2,479,480
Baldwin County Board of Education/AL RB
4.50%, 07/01/37	(PR 07/01/17) (AMBAC)	95	100,063
4.50%, 07/01/37	(Call 07/01/17) (AMBAC)	405	420,682
Birmingham Water Works Board RB
5.00%, 01/01/41	(Call 01/01/21)	1,185	1,349,324

			27,678,908
ALASKA — 0.04%
City of Anchorage AK Electric Revenue RB
Series A
4.00%, 12/01/44	(Call 12/01/24)	2,000	2,040,220
Municipality of Anchorage AK GO
Series B
5.25%, 12/01/16	(AMBAC)	300	311,052

			2,351,272
ARIZONA — 1.36%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/25	(PR 07/01/16)	6,700	6,809,076

Security		Principal (000s)	Value
5.00%, 07/01/30	(Call 07/01/24)	$2,000	$2,421,080
Series A
5.00%, 07/01/21		1,500	1,800,780
5.00%, 07/01/24	(Call 07/01/21)	935	1,118,737
5.00%, 07/01/29	(Call 07/01/22)	1,000	1,200,500
5.00%, 07/01/30	(Call 07/01/22)	2,000	2,362,720
Arizona School Facilities Board COP
5.13%, 09/01/21	(PR 09/01/18)	1,000	1,109,710
5.25%, 09/01/23	(PR 09/01/18)	1,465	1,630,267
5.75%, 09/01/19	(PR 09/01/18)	1,250	1,406,512
Series A
5.00%, 09/01/23		750	918,765
Arizona State University RB
Series A
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,146,940
Arizona Transportation Board RB
5.00%, 07/01/17		700	742,854
5.00%, 07/01/23		1,500	1,865,325
5.00%, 07/01/24	(PR 07/01/19)	685	778,865
5.25%, 07/01/20	(Call 07/01/19)	480	549,888
Arizona Water Infrastructure Finance Authority RB
Series A
5.00%, 10/01/30	(PR 10/01/20)	2,600	3,069,768
City of Mesa AZ RB
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	280	284,768
5.25%, 07/01/16	(NPFGC-FGIC)	220	223,722
City of Phoenix AZ GO
4.00%, 07/01/24		1,040	1,215,989
4.00%, 07/01/25	(Call 07/01/24)	2,000	2,323,320
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/17		3,000	3,182,400
Series 2015A
5.00%, 07/01/45	(Call 07/01/25)	2,000	2,278,160
Series A
5.00%, 07/01/39	(Call 07/01/19)	800	888,920
5.00%, 07/01/40	(Call 07/01/20)	1,700	1,905,275
5.00%, 07/01/41	(Call 07/01/25)	2,000	2,304,260
Series B
5.00%, 07/01/26	(Call 07/01/24)	1,000	1,239,330
5.00%, 07/01/27	(Call 07/01/24)	3,000	3,686,760

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Pinal County Electric District No. 3 RB
5.25%, 07/01/41	(Call 07/01/21)	$1,000	$1,154,170
Salt River Project Agricultural Improvement & Power District RB
5.00%, 12/01/34	(Call 06/01/25)	2,500	2,988,375
Series A
5.00%, 01/01/21	(Call 01/01/18)	2,000	2,162,220
5.00%, 12/01/26	(Call 12/01/21)	2,030	2,438,355
5.00%, 01/01/27	(Call 01/01/18)	1,800	1,939,770
5.00%, 12/01/28	(Call 12/01/21)	2,075	2,483,775
5.00%, 12/01/29	(Call 06/01/22)	400	482,296
5.00%, 12/01/31	(Call 06/01/22)	1,500	1,793,955
5.00%, 01/01/32	(Call 01/01/19)	3,045	3,379,585
5.00%, 01/01/38	(Call 01/01/18)	8,265	8,795,365
5.00%, 12/01/45	(Call 06/01/25)	5,000	5,815,900
Series B
4.00%, 01/01/18		1,225	1,301,281
5.00%, 12/01/19		500	576,630
State of Arizona COP
Series A
5.00%, 10/01/18	(AGM)	200	221,314
5.00%, 10/01/29	(Call 10/01/19) (AGM)	1,000	1,114,870
5.25%, 10/01/20	(Call 10/01/19) (AGM)	355	406,124

			85,518,676
ARKANSAS — 0.09%
State of Arkansas GO
5.00%, 06/15/21		4,885	5,883,201

			5,883,201
CALIFORNIA — 22.09%
Acalanes Union High School District GO
Series A
0.00%, 08/01/39	(Call 08/01/29)	3,000	2,552,700
Alameda County Transportation Commission
4.00%, 03/01/22		500	584,275
Allan Hancock Joint Community College District/CA GO
0.00%, 08/01/47	(Call 08/01/40)	1,000	507,130

Security		Principal (000s)	Value
Alvord Unified School District GO
Series B
0.00%, 08/01/36	(AGM)	$2,000	$907,600
Anaheim Public Financing Authority RB
0.00%, 09/01/32	(AGM)	3,040	1,665,251
Anaheim Redevelopment Agency
Series A
5.00%, 02/01/31	(Call 02/01/18) (AGM)	1,000	1,067,700
Bay Area Toll Authority RB
4.00%, 04/01/21		1,000	1,151,170
Series A
1.00%, 04/01/47	(Call 10/01/16)	1,000	1,003,730
Series B
1.50%, 04/01/47	(Call 10/01/17)	5,500	5,564,130
Series C
1.88%, 04/01/47	(Call 10/01/18)	5,665	5,783,229
Series D
1.88%, 04/01/34	(Call 10/01/19)	2,200	2,253,966
Series F
5.00%, 04/01/17	(PR 04/01/16)	150	150,650
5.00%, 04/01/18	(PR 04/01/16)	1,000	1,004,330
5.00%, 04/01/21	(PR 04/01/16)	250	251,083
5.00%, 04/01/23	(PR 04/01/16)	275	276,191
5.00%, 04/01/25	(PR 04/01/16)	2,000	2,008,660
5.00%, 04/01/31	(PR 04/01/16)	4,700	4,720,351
5.00%, 04/01/31	(PR 04/01/17)	680	713,796
Series F-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,210,560
5.00%, 04/01/28	(PR 04/01/19)	25	28,242
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,374,200
5.00%, 04/01/31	(Call 04/01/22)	200	236,532
5.00%, 04/01/34	(PR 04/01/18)	500	545,435
5.00%, 04/01/39	(PR 04/01/18)	2,675	2,918,077
5.00%, 04/01/54	(Call 04/01/24)	2,000	2,282,260
5.13%, 04/01/39	(PR 04/01/19)	825	935,138
5.50%, 04/01/43	(PR 04/01/18)	1,400	1,541,722
5.63%, 04/01/44	(PR 04/01/19)	1,295	1,487,618
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	2,510	2,850,030
Series S-4
5.00%, 04/01/29	(Call 04/01/23)	1,090	1,307,509
5.00%, 04/01/32	(Call 04/01/23)	2,000	2,357,060

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.00%, 04/01/43	(Call 04/01/23)	$1,750	$2,019,045
5.25%, 04/01/48	(Call 04/01/23)	2,250	2,611,575
5.25%, 04/01/53	(Call 04/01/23)	370	428,749
Series S-6
5.00%, 10/01/54	(Call 10/01/24)	3,500	4,023,110
Bay Area Water Supply & Conservation Agency RB
Series A
5.00%, 10/01/34	(Call 04/01/23)	1,500	1,765,635
Beverly Hills Unified School District CA GO
0.00%, 08/01/33		1,000	599,340
California Educational Facilities Authority RB
5.00%, 04/01/45	(Call 04/01/25)	2,000	2,300,730
Series T-1
5.00%, 03/15/39		120	159,719
Series U-3
5.00%, 06/01/43		3,000	4,023,420
Series U-6
5.00%, 05/01/45		5,000	6,756,350
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23	(ETM) (AGM)	2,845	3,558,099
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,000	1,319,780
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	500	659,890
5.13%, 07/01/37	(PR 07/01/26) (AMBAC)	5,710	7,512,704
California State Public Works Board RB
5.00%, 09/01/32	(Call 09/01/24)	1,535	1,832,590
5.00%, 09/01/38	(Call 09/01/23)	1,000	1,143,630
Series A
5.00%, 12/01/19	(AMBAC)	15	16,304
5.00%, 04/01/20		690	801,808
5.00%, 04/01/22		1,810	2,201,431
5.00%, 09/01/27	(Call 09/01/24)	2,175	2,663,962
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,348,280
5.00%, 09/01/39	(Call 09/01/24)	1,000	1,165,480
6.25%, 04/01/34	(Call 04/01/19)	1,725	2,013,299

Security		Principal (000s)	Value
Series A-1
6.00%, 03/01/35	(Call 03/01/20)	$1,000	$1,180,950
Series B
5.00%, 10/01/39	(Call 10/01/24)	1,000	1,166,890
Series C
4.00%, 06/01/28	(Call 06/01/22)	200	218,560
Series D
5.00%, 12/01/23	(Call 12/01/21)	1,500	1,813,950
5.00%, 12/01/31	(Call 12/01/21)	750	889,208
Series E
5.00%, 09/01/21		2,000	2,410,780
Series F
5.00%, 05/01/19		2,850	3,226,428
5.00%, 05/01/20		1,000	1,164,680
5.00%, 05/01/23		3,420	4,232,011
5.00%, 05/01/26	(Call 05/01/25)	1,500	1,877,775
5.00%, 05/01/27	(Call 05/01/25)	1,500	1,860,240
Series G
5.00%, 01/01/21		4,505	5,340,002
5.00%, 11/01/37	(Call 11/01/22)	3,175	3,683,190
Series G-1
5.75%, 10/01/30	(Call 10/01/19)	2,025	2,363,033
Series H
5.00%, 12/01/19		5,000	5,770,650
Series I
5.00%, 11/01/38	(Call 11/01/23)	1,895	2,185,200
Series I-1
6.38%, 11/01/34	(Call 11/01/19)	600	719,106
California State University RB
5.00%, 11/01/30	(Call 11/01/25)	2,000	2,469,740
5.00%, 11/01/33	(Call 11/01/25)	1,500	1,811,775
Series A
4.00%, 11/01/28	(Call 11/01/22)	1,680	1,864,078
4.00%, 11/01/34	(Call 11/01/25)	2,000	2,186,100
5.00%, 11/01/23		1,000	1,265,830
5.00%, 11/01/24	(Call 11/01/23)	2,250	2,766,065
5.00%, 11/01/25	(Call 11/01/23)	1,400	1,759,590
5.00%, 11/01/34	(Call 11/01/24)	2,950	3,493,921
5.00%, 11/01/39	(Call 05/01/18) (AGM)	1,000	1,084,380
5.00%, 11/01/39	(Call 11/01/24)	500	581,645
5.00%, 11/01/43	(Call 11/01/25)	2,000	2,340,900
5.00%, 11/01/44	(Call 11/01/24)	700	810,229

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.00%, 11/01/47	(Call 11/01/25)	$1,000	$1,166,030
5.25%, 11/01/34	(Call 05/01/19)	500	564,685
5.25%, 11/01/38	(Call 05/01/19)	1,575	1,778,758
Centinela Valley Union High School District GO
Series B
0.00%, 08/01/45	(Call 08/01/22) (AGM)	4,000	797,520
Cerritos Community College District GO
Series A
4.00%, 08/01/44	(Call 08/01/24)	1,750	1,843,345
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	1,200	1,401,168
Series B
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	600	611,088
Series C
0.00%, 08/01/32	(Call 08/01/16) (AMBAC)	500	225,365
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	270	108,637
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	500	172,415
Chaffey Joint Union High School District GO
Series B
4.00%, 08/01/44	(Call 02/01/25)	2,000	2,112,160
City & County of San Francisco CA COP
Series A
5.00%, 04/01/29	(Call 04/01/19)	500	561,090
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/18		2,500	2,754,100
5.00%, 06/15/21		25	30,212
5.00%, 06/15/22	(Call 12/15/21)	1,000	1,224,800
City of Bakersfield CA Wastewater Revenue RB
Series A
5.00%, 09/15/32	(PR 09/15/17) (AGM)	2,000	2,138,860

Security		Principal (000s)	Value
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		$1,200	$1,378,680
5.00%, 09/01/20		1,250	1,480,850
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/26	(Call 06/01/23)	1,000	1,227,280
5.00%, 06/01/34	(Call 06/01/23)	1,000	1,180,910
Series A
5.00%, 06/01/19		4,425	5,035,827
5.00%, 06/01/39	(Call 06/01/19)	500	557,340
Series B
5.00%, 06/01/22		2,625	3,230,771
5.00%, 06/01/23		200	250,162
5.00%, 06/01/31	(Call 06/01/22)	1,000	1,186,170
5.00%, 06/01/32	(Call 06/01/22)	400	472,912
City of Los Angeles Department of Airports RB
5.00%, 05/15/28	(Call 05/15/20)	2,000	2,326,500
5.00%, 05/15/35	(Call 05/15/20)	4,870	5,538,310
Series A
5.00%, 05/15/32	(Call 05/15/20)	1,125	1,292,749
5.00%, 05/15/40	(Call 05/15/20)	6,700	7,590,162
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,122,930
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	588,785
5.00%, 05/15/40	(Call 05/15/20)	3,000	3,393,360
Series C
5.00%, 05/15/38	(Call 05/15/25)	750	879,795
Series D
5.25%, 05/15/33	(Call 05/15/20)	700	810,586
City of Redding CA COP Series A
5.00%, 06/01/30	(Call 06/01/18) (AGM)	1,000	1,080,260
City of Sacramento CA RB
5.00%, 09/01/42	(Call 09/01/23)	750	844,770
City of San Francisco CA Public Utilities Commission Wastewater Revenue RB
Series B
4.00%, 10/01/39	(Call 10/01/22)	3,500	3,692,745

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/25	(Call 05/01/25)	$800	$1,020,320
5.00%, 11/01/31	(Call 05/01/25)	2,000	2,422,100
5.00%, 11/01/32	(Call 05/01/25)	2,000	2,405,680
Series A
5.00%, 11/01/30	(Call 11/01/21)	500	593,760
5.00%, 11/01/32	(Call 11/01/21)	400	472,620
5.00%, 11/01/35	(Call 05/01/22)	4,000	4,697,280
5.00%, 11/01/37	(Call 05/01/22)	1,000	1,169,560
5.00%, 11/01/41	(Call 11/01/21)	2,750	3,183,785
5.00%, 11/01/43	(Call 05/01/22)	1,000	1,155,340
Series B
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,127,240
City of San Jose CA Airport Revenue RB
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	1,390	1,441,569
Clovis Unified School District GO
4.00%, 08/01/40	(Call 08/01/25)	1,000	1,064,610
Coast Community College District GO
0.00%, 08/01/34	(Call 08/01/25)	2,000	954,980
5.00%, 08/01/29	(Call 08/01/25)	2,000	2,483,780
Series A
5.00%, 08/01/38	(Call 08/01/23)	2,750	3,235,457
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	2,535	2,982,504
Series A
4.00%, 08/01/39	(Call 08/01/24)	750	795,683
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	1,145	1,291,377
Series B
5.75%, 07/01/39	(Call 07/01/18)	1,250	1,379,700
Series C
6.00%, 07/01/41	(Call 07/01/18)	1,705	1,892,124
County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	2,250	2,364,390

Security		Principal (000s)	Value
Cucamonga Valley Water District RB
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	$750	$897,330
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	2,000	405,840
5.00%, 08/01/37	(PR 08/01/17) (AGM)	1,620	1,724,247
East Bay Municipal Utility District Water System Revenue RB
5.00%, 06/01/30	(Call 06/01/25)	1,750	2,166,517
Series 2014B
5.00%, 06/01/24		500	636,550
Series A
5.00%, 06/01/26	(PR 06/01/17) (NPFGC-FGIC)	1,545	1,633,235
5.00%, 06/01/32	(PR 06/01/17) (NPFGC-FGIC)	1,000	1,057,110
5.00%, 06/01/35	(Call 06/01/25)	2,500	3,011,175
5.00%, 06/01/36	(Call 06/01/25)	15,135	17,433,110
5.00%, 06/01/37	(PR 06/01/17) (NPFGC-FGIC)	275	290,705
Series B
5.00%, 06/01/16		1,800	1,822,410
5.00%, 06/01/22		2,000	2,469,140
5.00%, 06/01/23		1,000	1,256,770
Eastern Municipal Water District COP Series H
5.00%, 07/01/35	(Call 07/01/18)	500	545,205
El Camino Community College District GO
Series 2012-A
4.00%, 08/01/45	(Call 08/01/26)	2,000	2,129,840
Series C
0.00%, 08/01/32		200	114,598
0.00%, 08/01/34		1,000	528,670

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
El Dorado Irrigation District/El Dorado County Water Agency RB
Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	$500	$584,650
Escondido Union High School District GO
Series C
0.00%, 08/01/46		1,905	526,828
0.00%, 08/01/51		1,000	215,330
Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/36	(Call 08/01/21)	1,000	1,158,010
5.00%, 08/01/40	(Call 08/01/21)	1,000	1,158,010
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34	(AGM)	1,000	497,290
0.00%, 01/15/35	(AGM)	1,700	807,891
Series A
0.00%, 01/01/20	(ETM)	1,355	1,295,651
0.00%, 01/01/23	(ETM)	500	446,855
0.00%, 01/01/25	(ETM)	200	169,068
0.00%, 01/01/26	(ETM)	1,500	1,228,470
0.00%, 01/01/28	(ETM)	4,450	3,414,440
0.00%, 01/01/30	(ETM)	1,000	721,770
Fremont Union High School District GO
4.00%, 08/01/40	(Call 08/01/24)	2,000	2,130,960
Glendale Unified School District/CA GO
Series B
4.00%, 09/01/41	(Call 09/01/25)	1,650	1,753,273
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	2,000	1,073,540
5.00%, 08/01/39	(Call 08/01/22)	1,500	1,732,740
Long Beach Unified School District GO
Series D-1
0.00%, 08/01/39	(Call 02/01/25)	800	300,352

Security		Principal (000s)	Value
Los Angeles Community College District/CA GO
Series A
4.00%, 08/01/32	(Call 08/01/24)	$1,000	$1,102,880
4.00%, 08/01/33	(Call 08/01/24)	1,500	1,647,180
5.00%, 08/01/22		1,000	1,235,190
5.00%, 08/01/27	(PR 08/01/17) (NPFGC-FGIC)	2,000	2,128,700
5.00%, 08/01/29	(Call 08/01/24)	4,250	5,226,267
5.00%, 08/01/30	(Call 08/01/24)	7,000	8,553,440
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	8,410	8,951,183
6.00%, 08/01/33	(PR 08/01/19)	3,000	3,529,650
Series C
5.00%, 06/01/26		1,000	1,300,430
Series E
5.00%, 08/01/31	(PR 08/01/16) (AGM)	1,500	1,530,330
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	2,595	2,865,062
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/20	(PR 08/15/18)	1,200	1,326,396
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20		1,300	1,533,584
Series A
5.00%, 07/01/21	(Call 07/01/18) (AGM)	2,030	2,240,856
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	220,626
Series B
5.00%, 07/01/17		1,000	1,062,470
5.00%, 07/01/22	(Call 07/01/21)	1,000	1,205,130
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37	(Call 08/01/22)	1,000	1,168,310
Los Angeles County Sanitation Districts Financing Authority RB
Series A
5.00%, 10/01/20		1,000	1,186,370

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/16		$500	$508,160
5.00%, 07/01/21		35	42,281
5.00%, 07/01/22	(Call 07/01/21)	1,500	1,813,770
5.00%, 07/01/28	(Call 01/01/25)	2,000	2,460,180
Series B
5.00%, 07/01/43	(Call 07/01/22)	6,195	7,156,896
5.25%, 07/01/24	(Call 07/01/19)	1,645	1,890,401
Series D
5.00%, 07/01/35	(Call 07/01/24)	1,250	1,472,537
5.00%, 07/01/44	(Call 07/01/24)	2,100	2,448,180
Series E
5.00%, 07/01/44	(Call 07/01/24)	2,000	2,331,600
Los Angeles Department of Water RB
Series A
5.00%, 07/01/43	(Call 07/01/22)	2,500	2,917,800
Series A-1
5.00%, 07/01/38	(Call 07/01/17) (AMBAC)	1,800	1,897,866
Series A-2
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	5,045	5,319,297
Series B
5.00%, 07/01/25	(Call 07/01/20)	2,000	2,350,940
5.00%, 07/01/30	(Call 07/01/23)	1,500	1,810,245
5.00%, 07/01/32	(Call 01/01/24)	1,145	1,352,943
5.00%, 07/01/33	(Call 07/01/23)	2,500	2,970,075
5.00%, 07/01/34	(Call 07/01/23)	1,200	1,421,172
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,178,290
5.00%, 07/01/43	(Call 07/01/22)	4,540	5,298,725
Los Angeles Unified School District/CA GO
5.00%, 07/01/24		1,000	1,270,680
Series A
5.00%, 07/01/17	(PR 07/01/16) (NPFGC)	1,000	1,016,320
5.00%, 07/01/23		1,000	1,252,640
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	2,750	2,900,947

Security		Principal (000s)	Value
4.50%, 07/01/23	(Call 07/01/17) (AGM)	$2,710	$2,859,511
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,810	1,908,862
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	3,100	3,264,176
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	2,800	2,946,356
Series A-2
5.00%, 07/01/21		1,000	1,208,590
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	1,400	1,421,462
5.00%, 07/01/16	(AGM)	3,050	3,099,867
5.00%, 07/01/17		1,500	1,591,410
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	950	965,295
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	508,005
Series C
5.00%, 07/01/22		1,705	2,102,265
5.00%, 07/01/23		4,140	5,185,930
5.00%, 07/01/25	(Call 07/01/24)	2,050	2,588,453
5.00%, 07/01/30	(Call 07/01/24)	750	907,268
Series D
5.00%, 07/01/26	(Call 07/01/24)	1,550	1,939,282
5.00%, 01/01/34	(Call 07/01/19)	250	281,265
5.20%, 07/01/29	(Call 07/01/19)	1,000	1,140,510
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	6,300	6,607,755
Series I
5.00%, 07/01/27	(Call 07/01/19)	6,890	7,861,145
5.00%, 07/01/29	(Call 07/01/19)	1,200	1,358,280
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/19	(Call 07/01/18) (AGM)	300	330,423
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)	750	176,580
0.00%, 08/01/51	(PR 08/01/21) (AGM)	1,175	107,360

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Merced Union High School District GO
Series C
0.00%, 08/01/46	(PR 08/01/21)	$1,500	$234,630
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		2,050	2,197,395
Series A
5.00%, 07/01/32	(Call 07/01/17)	1,575	1,664,318
5.00%, 07/01/37	(Call 07/01/17)	3,855	4,069,377
Series C
5.00%, 07/01/17		2,000	2,123,820
5.00%, 10/01/26	(Call 10/01/21)	200	242,226
5.00%, 10/01/27		1,000	1,303,810
Series E
5.00%, 07/01/23		1,000	1,258,600
Series G
5.00%, 07/01/28	(Call 07/01/22)	560	686,448
Modesto Irrigation District COP
Series A
6.00%, 10/01/39	(Call 04/01/19)	500	570,030
Mount Diablo Unified School District/CA GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	2,530	2,196,723
Series E
5.00%, 06/01/37	(Call 08/01/22)	2,355	2,749,298
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	1,000	903,820
0.00%, 08/01/43	(Call 08/01/35)	5,000	3,705,300
Municipal Improvement Corp. of Los Angeles RB
Series B1
4.75%, 08/01/37	(Call 03/31/16) (NPFGC-FGIC)	285	285,983
Newport Mesa Unified School District GO
0.00%, 08/01/38		1,500	676,950
0.00%, 08/01/41	(Call 08/01/21)	520	114,265
Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	1,000	1,015,900

Security		Principal (000s)	Value
Orange County Sanitation District COP
Series A
5.00%, 02/01/39	(Call 02/01/19)	$500	$554,925
Palomar Community College District GO
Series C
4.00%, 08/01/40	(Call 08/01/25)	1,000	1,064,610
Palomar Health GO
Series A
0.00%, 08/01/31	(AGM)	1,000	570,720
Peralta Community College District GO
Series C
5.00%, 08/01/39	(Call 08/01/19)	500	559,315
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42		1,205	444,043
Pomona Public Financing Authority RB
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	625	652,106
Port of Los Angeles RB
Series B
5.00%, 08/01/44	(Call 08/01/24)	2,430	2,799,044
Series C
5.25%, 08/01/23	(Call 08/01/19)	1,000	1,154,390
Poway Unified School District GO
0.00%, 08/01/33		1,000	541,690
0.00%, 08/01/36		1,000	465,450
0.00%, 08/01/41		1,500	559,650
0.00%, 08/01/46		5,200	1,534,416
0.00%, 08/01/51		1,250	300,713
Series B
0.00%, 08/01/34		4,630	2,369,310
Regents of the University of California Medical Center Pooled Revenue RB
Series A
4.50%, 05/15/37	(Call 03/11/16) (NPFGC)	200	201,398
4.75%, 05/15/31	(Call 03/11/16) (NPFGC)	1,250	1,260,262

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)	$560	$535,158
Series 2004-C
0.00%, 08/01/42	(Call 08/01/34)	3,000	2,909,640
Riverside CA Sewer Revenue RB
Series A
5.00%, 08/01/40	(Call 08/01/25)	1,690	1,948,469
Riverside County Public Financing Authority RB
5.25%, 11/01/45	(Call 11/01/25)	1,000	1,175,700
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(Call 06/01/23)	1,500	1,801,860
5.75%, 06/01/48	(Call 06/01/23)	2,000	2,301,220
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	440	559,227
Series A
5.40%, 11/01/20	(AMBAC)	425	467,823
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/36	(PR 06/01/16) (NPFGC-FGIC)	2,800	2,834,580
Series A
5.00%, 12/01/44	(Call 06/01/24)	2,000	2,317,440
Sacramento Municipal Utility District RB
5.13%, 07/01/29	(PR 07/01/16) (NPFGC)	1,000	1,016,740
Series A
5.00%, 08/15/41	(Call 08/15/23)	4,680	5,409,799
Series U
5.00%, 08/15/27	(Call 08/15/18) (AGM)	830	916,469
Series X
5.00%, 08/15/20		550	649,385
5.00%, 08/15/25	(Call 08/15/21)	1,000	1,198,800
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	300	339,825

Security		Principal (000s)	Value
San Diego Community College District GO
5.00%, 08/01/29	(Call 08/01/21)	$120	$142,348
5.00%, 08/01/30	(Call 08/01/17) (AGM)	900	952,362
5.00%, 08/01/30	(Call 08/01/23)	1,250	1,518,012
5.00%, 08/01/43	(Call 08/01/23)	1,490	1,738,696
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,420	1,602,797
5.00%, 07/01/43	(Call 07/01/23)	1,250	1,408,275
San Diego County Regional Transportation Commission RB
Series A
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,143,410
5.00%, 04/01/48	(Call 04/01/22)	2,500	2,850,550
San Diego County Water Authority Financing Corp. COP
Series A
5.00%, 05/01/33	(PR 05/01/18) (AGM)	630	689,352
5.00%, 05/01/33	(Call 05/01/18) (AGM)	3,170	3,441,067
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31	(Call 11/01/22)	1,735	2,068,120
5.00%, 05/01/34	(Call 11/01/22)	1,000	1,179,640
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22		1,025	1,262,421
5.00%, 05/15/23		1,500	1,875,960
5.00%, 05/15/25		2,500	3,192,100
Series A
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,133,410
Series B
5.00%, 05/15/18		1,000	1,098,830
5.00%, 05/15/22	(PR 05/15/19)	2,000	2,269,020
5.50%, 05/15/23	(PR 05/15/19)	1,445	1,662,241

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.50%, 08/01/39	(Call 08/01/19)	$700	$799,736
San Diego Regional Building Authority RB
5.38%, 02/01/36	(PR 02/01/19)	1,500	1,697,565
San Diego Unified School District/CA GO
0.00%, 07/01/30		1,300	822,289
0.00%, 07/01/35		2,380	1,158,013
0.00%, 07/01/36		1,500	700,350
0.00%, 07/01/37		700	313,502
0.00%, 07/01/43		4,180	1,404,271
0.00%, 07/01/44		2,165	696,935
0.00%, 07/01/45		1,220	376,248
Series C
0.00%, 07/01/45		2,000	616,800
0.00%, 07/01/46		275	81,089
0.00%, 07/01/47		1,405	396,730
0.00%, 07/01/48	(Call 07/01/40)	1,500	993,090
5.00%, 07/01/35	(Call 07/01/23)	1,715	2,034,916
Series E
0.00%, 07/01/42		5,850	3,225,690
0.00%, 07/01/47	(Call 07/01/42)	2,800	1,571,612
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,200	1,228,752
5.25%, 07/01/28	(AGM)	1,000	1,309,660
Series G
0.00%, 07/01/38	(Call 01/01/24)	4,000	1,412,840
Series R-1
0.00%, 07/01/31		2,000	1,194,240
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	1,000	1,065,390
Series B-2
4.00%, 02/01/40	(Call 08/01/25)	800	851,688
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	900	950,400

Security		Principal (000s)	Value
5.00%, 08/01/32	(PR 08/01/17)	$5,000	$5,313,600
Series D
4.00%, 08/01/34	(Call 08/01/25)	2,000	2,207,980
San Francisco Bay Area Rapid Transit District RB
Series A
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,168,880
San Francisco City & County Airports Commission San Francisco International Airport RB
Second Series
5.00%, 05/01/26	(Call 05/01/22)	1,000	1,208,870
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,000	1,133,710
5.00%, 05/01/26		500	638,150
Series B
4.90%, 05/01/29	(Call 11/01/19)	1,500	1,699,410
5.00%, 05/01/43	(Call 05/01/23)	2,000	2,272,900
5.00%, 05/01/44	(Call 05/01/24)	2,000	2,281,700
Series C
5.00%, 05/01/23	(Call 05/01/20)	1,605	1,872,666
Series E
6.00%, 05/01/39	(Call 05/01/19)	4,000	4,614,840
Series F
5.00%, 05/01/35	(Call 05/01/20)	500	560,815
San Joaquin County Transportation Authority RB
Series A
5.50%, 03/01/41	(Call 03/01/21)	4,600	5,482,924
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/19	(ETM)	980	953,716
0.00%, 01/01/20	(ETM)	500	480,480
0.00%, 01/01/25	(ETM)	2,100	1,781,430
0.00%, 01/01/27	(ETM)	1,075	854,421
5.00%, 01/15/29	(Call 01/15/25)	1,000	1,116,410
5.00%, 01/15/34	(Call 01/15/25)	2,000	2,227,000
5.00%, 01/15/50	(Call 01/15/25)	4,000	4,355,520
San Jose Financing Authority RB
Series A
5.00%, 06/01/39	(Call 06/01/23)	3,165	3,628,134

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		$1,700	$460,496
0.00%, 08/01/51		1,500	341,925
San Mateo County Community College District GO
5.00%, 09/01/45	(Call 09/01/25)	1,000	1,175,190
Series B
5.00%, 09/01/38	(PR 09/01/16)	1,700	1,741,089
Series C
0.00%, 09/01/30	(NPFGC)	2,685	1,786,116
San Mateo Foster City School District/CA GO
0.00%, 08/01/42	(Call 08/01/31)	3,000	2,460,930
San Mateo Joint Powers Financing Authority RB
Series A
5.00%, 07/15/33	(PR 07/15/18)	750	826,373
San Mateo Union High School District GO
0.00%, 09/01/33		500	381,180
0.00%, 09/01/41	(Call 09/01/36)	460	373,778
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,500	941,325
Santa Barbara Secondary High School District GO
Series A
0.00%, 08/01/36		2,500	1,134,375
Santa Clara County Financing Authority RB
Series L
5.25%, 05/15/36	(Call 05/15/18)	1,500	1,624,485
Santa Clara Valley Transportation Authority RB
Series A
5.00%, 04/01/32	(PR 04/01/17) (AMBAC)	1,400	1,470,294
Santa Monica Community College District GO
Series B
4.00%, 08/01/44	(Call 08/01/24)	1,500	1,580,010

Security		Principal (000s)	Value
Southern California Public Power Authority RB
5.00%, 07/01/26	(Call 01/01/25)	$1,500	$1,890,615
Series 2010-1
5.00%, 07/01/22	(Call 07/01/20)	1,260	1,476,103
5.00%, 07/01/30	(Call 07/01/20)	1,950	2,234,758
Series A
5.00%, 07/01/18		315	347,297
Series B
6.00%, 07/01/25	(PR 07/01/18)	2,500	2,809,925
Southern California Water Replenishment District RB
4.00%, 08/01/45	(Call 08/01/25)	1,500	1,589,400
Southwestern Community College District GO
Series C
0.00%, 08/01/46		1,920	567,974
Series D
5.00%, 08/01/44	(Call 08/01/25)	2,000	2,326,140
State of California Department of Water Resources Power Supply Revenue RB
Series F-3
5.00%, 05/01/21	(Call 05/01/18)	1,500	1,641,630
Series F-5
5.00%, 05/01/22	(Call 05/01/18)	3,375	3,689,077
Series G-4
5.00%, 05/01/16		1,250	1,260,637
Series H
5.00%, 05/01/21	(PR 05/01/18)	1,075	1,176,276
5.00%, 05/01/21	(Call 05/01/18)	425	465,129
Series K
4.00%, 05/01/18		200	214,938
5.00%, 05/01/18		2,610	2,860,638
Series L
5.00%, 05/01/16		2,775	2,798,615
5.00%, 05/01/17		3,570	3,762,280
5.00%, 05/01/18		1,290	1,413,879
5.00%, 05/01/19		4,045	4,594,271
5.00%, 05/01/20		3,315	3,883,158
5.00%, 05/01/21	(PR 05/01/20)	1,805	2,111,399
5.00%, 05/01/21	(Call 05/01/20)	975	1,137,601
5.00%, 05/01/22	(PR 05/01/20)	715	836,371

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.00%, 05/01/22	(Call 05/01/20)	$435	$506,379
Series M
4.00%, 05/01/16		1,500	1,510,200
4.00%, 05/01/19		1,295	1,430,263
5.00%, 05/01/16		4,000	4,034,040
Series N
5.00%, 05/01/18		1,490	1,633,085
5.00%, 05/01/20		2,500	2,928,475
5.00%, 05/01/21		2,510	3,023,295
Series O
5.00%, 05/01/21		1,500	1,806,750
5.00%, 05/01/22		9,350	11,488,906
State of California Department of Water Resources RB
5.00%, 12/01/24	(Call 06/01/18)	15	16,508
5.00%, 12/01/24	(PR 06/01/18)	635	696,919
5.00%, 12/01/27	(Call 06/01/18)	15	16,479
5.00%, 12/01/27	(PR 06/01/18)	485	532,292
5.00%, 12/01/28	(Call 06/01/18)	25	27,525
5.00%, 12/01/28	(PR 06/01/18)	670	735,332
Series AS
5.00%, 12/01/24		2,700	3,444,795
5.00%, 12/01/26	(Call 12/01/24)	1,025	1,291,295
5.00%, 12/01/27	(Call 12/01/24)	1,000	1,250,380
5.00%, 12/01/28	(Call 12/01/24)	1,000	1,242,090
State of California GO
2.00%, 11/01/19		2,000	2,089,120
3.00%, 12/01/32	(Call 06/01/19)	1,365	1,458,475
3.50%, 10/01/17		1,000	1,047,740
4.00%, 09/01/17		295	310,709
4.00%, 09/01/20		500	568,995
4.00%, 12/01/26	(Call 06/01/16)	4,000	4,037,560
4.00%, 12/01/27	(Call 06/01/17)	6,155	6,417,511
4.00%, 11/01/44	(Call 11/01/24)	1,500	1,592,535
4.00%, 03/01/45	(Call 03/01/25)	6,500	6,914,505
4.00%, 08/01/45	(Call 08/01/25)	4,250	4,531,732
4.50%, 08/01/26	(Call 02/01/17)	1,850	1,916,415
4.50%, 08/01/27	(Call 02/01/17)	2,000	2,070,300
4.50%, 08/01/28	(Call 02/01/17) (AMBAC)	1,865	1,928,802
4.50%, 08/01/30	(Call 02/01/17)	3,000	3,101,760
4.75%, 04/01/18		280	304,237
5.00%, 04/01/16		1,915	1,923,388

Security		Principal (000s)	Value
5.00%, 08/01/16		$200	$204,068
5.00%, 09/01/16		3,000	3,072,600
5.00%, 10/01/16		5,950	6,116,719
5.00%, 11/01/16	(AMBAC)	345	355,964
5.00%, 12/01/16		200	207,100
5.00%, 04/01/17		725	761,120
5.00%, 10/01/17		3,000	3,214,860
5.00%, 02/01/18		3,200	3,471,360
5.00%, 03/01/18		1,900	2,067,751
5.00%, 04/01/18		2,715	2,964,101
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	200	212,012
5.00%, 08/01/18	(Call 02/01/17)	295	307,765
5.00%, 10/01/18		3,400	3,780,902
5.00%, 02/01/19		5,050	5,675,947
5.00%, 04/01/19	(Call 04/01/18)	1,150	1,251,855
5.00%, 09/01/19		900	1,031,976
5.00%, 10/01/19		1,000	1,149,820
5.00%, 02/01/20		5,585	6,480,666
5.00%, 04/01/20	(Call 04/01/19)	5,460	6,309,921
5.00%, 09/01/20		1,500	1,773,120
5.00%, 11/01/20	(Call 11/01/17) (NPFGC)	560	604,201
5.00%, 12/01/20		2,500	2,978,000
5.00%, 12/01/20	(PR 12/01/16)	510	528,018
5.00%, 02/01/21		1,435	1,712,414
5.00%, 03/01/21	(Call 04/18/16)	1,300	1,305,369
5.00%, 08/01/21	(Call 02/01/17)	400	417,156
5.00%, 09/01/21		6,050	7,327,336
5.00%, 10/01/21	(Call 10/01/19)	5,375	6,394,324
5.00%, 11/01/21	(Call 11/01/17)	250	269,733
5.00%, 12/01/21	(PR 12/01/16)	1,955	2,024,070
5.00%, 02/01/22		2,290	2,790,617
5.00%, 04/01/22		1,450	1,774,046
5.00%, 08/01/22	(Call 02/01/17)	410	427,470
5.00%, 09/01/22		1,465	1,809,627
5.00%, 11/01/22		1,060	1,314,177
5.00%, 12/01/22		1,000	1,242,060
5.00%, 03/01/23		4,300	5,329,205
5.00%, 08/01/23	(Call 02/01/17)	340	354,389
5.00%, 09/01/23	(Call 09/01/22)	5,000	6,163,300
5.00%, 10/01/23	(Call 05/16/16)	1,255	1,565,038
5.00%, 11/01/23		1,500	1,880,520

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.00%, 11/01/23	(Call 11/01/17) (NPFGC)	$1,320	$1,423,264
5.00%, 12/01/23		1,835	2,303,622
5.00%, 03/01/24	(Call 03/31/16)	3,310	3,894,900
5.00%, 08/01/24	(Call 02/01/17)	1,840	1,917,519
5.00%, 09/01/24	(Call 09/01/22)	2,070	2,531,838
5.00%, 10/01/24	(Call 04/01/18)	5,815	6,340,211
5.00%, 12/01/24	(PR 12/01/16)	1,920	1,987,834
5.00%, 12/01/24	(Call 12/01/17)	500	540,990
5.00%, 08/01/25	(Call 02/01/17)	11,540	13,782,806
5.00%, 09/01/25	(Call 09/01/18)	1,750	1,937,040
5.00%, 10/01/25	(Call 10/01/24)	2,530	2,913,792
5.00%, 11/01/25	(Call 11/01/23)	5,545	6,827,392
5.00%, 12/01/25	(PR 12/01/16)	2,800	2,898,924
5.00%, 03/01/26	(Call 03/01/25)	3,400	4,249,592
5.00%, 10/01/26	(Call 10/01/24)	2,000	2,470,420
5.00%, 11/01/26	(Call 11/01/17)	625	673,456
5.00%, 02/01/27	(AMBAC)	550	707,157
5.00%, 06/01/27	(Call 06/01/17) (NPFGC-FGIC)	2,000	2,117,500
5.00%, 08/01/27	(Call 02/01/25)	1,500	1,853,715
5.00%, 09/01/27	(Call 09/01/18)	2,900	3,202,296
5.00%, 10/01/27	(Call 10/01/24)	2,000	2,457,580
5.00%, 11/01/27	(Call 11/01/23)	2,300	2,818,374
5.00%, 03/01/28	(PR 03/01/16)	2,400	2,400,648
5.00%, 08/01/28	(Call 08/01/18)	5,125	5,633,810
5.00%, 09/01/28	(Call 09/01/23)	1,000	1,214,320
5.00%, 10/01/28	(Call 10/01/24)	2,000	2,442,180
5.00%, 08/01/29	(Call 02/01/25)	2,500	3,046,325
5.00%, 10/01/29	(Call 10/01/24)	21,120	23,810,426
5.00%, 11/01/29	(Call 11/01/23)	2,500	3,030,250
5.00%, 03/01/30	(Call 03/01/25)	2,000	2,424,000
5.00%, 08/01/30	(Call 08/01/25)	8,000	9,741,800
5.00%, 10/01/30	(Call 10/01/24)	2,000	2,422,560
5.00%, 02/01/31	(Call 02/01/23)	3,500	4,117,155
5.00%, 05/01/31	(Call 05/01/24)	1,310	1,566,708
5.00%, 09/01/31	(PR 09/01/16)	525	537,637
5.00%, 10/01/31	(Call 10/01/24)	2,540	3,060,700
5.00%, 12/01/31	(Call 12/01/23)	1,500	1,801,455
5.00%, 02/01/32	(Call 02/01/22)	2,125	2,481,915
5.00%, 06/01/32	(Call 06/01/17)	3,020	3,171,876
5.00%, 08/01/32	(Call 08/01/25)	3,000	3,609,330
5.00%, 11/01/32	(Call 11/01/17)	8,005	8,540,134

Security		Principal (000s)	Value
5.00%, 02/01/33	(Call 02/01/22)	$3,000	$3,494,790
5.00%, 08/01/33	(Call 08/01/25)	7,460	8,907,581
5.00%, 10/01/33	(Call 10/01/24)	2,500	2,969,140
5.00%, 08/01/35	(Call 08/01/25)	3,980	4,724,108
5.00%, 09/01/35	(PR 09/01/16)	625	639,944
5.00%, 09/01/35	(Call 09/01/16)	95	97,053
5.00%, 09/01/36	(Call 09/01/22)	1,060	1,246,009
5.00%, 06/01/37	(Call 06/01/17)	7,080	7,423,238
5.00%, 11/01/37	(Call 11/01/17)	17,960	19,123,090
5.00%, 12/01/37	(Call 12/01/17)	2,615	2,791,800
5.00%, 02/01/38	(Call 02/01/22)	1,025	1,184,756
5.00%, 04/01/38	(Call 04/01/18)	26,870	28,946,782
5.00%, 09/01/41	(Call 09/01/21)	3,970	4,570,105
5.00%, 10/01/41	(Call 10/01/21)	4,750	5,478,175
5.00%, 04/01/42	(Call 04/01/22)	2,000	2,301,460
5.00%, 09/01/42	(Call 09/01/22)	7,000	8,122,170
5.00%, 04/01/43	(Call 04/01/23)	8,000	9,218,720
5.00%, 11/01/43	(Call 11/01/23)	12,255	14,260,531
5.00%, 05/01/44	(Call 05/01/24)	1,000	1,157,300
5.13%, 03/01/25	(Call 03/01/18)	2,025	2,203,564
5.13%, 04/01/33	(Call 04/01/18)	2,975	3,224,156
5.25%, 02/01/20		1,105	1,292,850
5.25%, 10/01/20	(Call 10/01/19)	1,160	1,339,580
5.25%, 10/01/21	(Call 10/01/19)	1,050	1,212,151
5.25%, 09/01/22		300	375,246
5.25%, 02/01/23		250	313,640
5.25%, 09/01/23	(Call 09/01/21)	2,390	2,912,741
5.25%, 09/01/24	(Call 09/01/21)	2,000	2,411,340
5.25%, 09/01/25	(Call 09/01/21)	250	300,535
5.25%, 10/01/29	(Call 10/01/19)	3,800	4,338,992
5.25%, 02/01/30	(Call 02/01/22)	1,000	1,189,250
5.25%, 03/01/30	(Call 03/01/20)	500	576,840
5.25%, 08/01/32	(AGM)	2,955	3,821,051
5.25%, 04/01/35	(Call 04/01/22)	2,000	2,358,280
5.25%, 03/01/38	(Call 03/01/18)	5,910	6,384,159
5.25%, 08/01/38	(Call 08/01/18)	3,745	4,106,954
5.50%, 04/01/18		8,115	8,943,623
5.50%, 04/01/19		155	177,542
5.50%, 04/01/21	(Call 04/01/19)	315	360,080
5.50%, 04/01/23	(Call 04/01/19)	2,000	2,282,920
5.50%, 08/01/30	(Call 08/01/18)	485	537,836
5.50%, 11/01/34	(Call 11/01/19)	1,000	1,149,730
5.50%, 11/01/39	(Call 11/01/19)	14,810	16,981,442

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.50%, 03/01/40	(Call 03/01/20)	$3,170	$3,669,180
5.60%, 03/01/36	(Call 03/01/20)	595	691,259
5.75%, 04/01/27	(Call 04/01/19)	1,630	1,863,302
5.75%, 04/01/28	(Call 04/01/19)	1,700	1,938,850
5.75%, 04/01/31	(Call 04/01/19)	2,200	2,500,454
6.00%, 02/01/17	(AMBAC)	1,000	1,051,910
6.00%, 02/01/18	(AMBAC)	1,000	1,104,700
6.00%, 03/01/33	(Call 03/01/20)	1,000	1,186,740
6.00%, 04/01/35	(Call 04/01/19)	430	494,380
6.00%, 11/01/35	(Call 11/01/19)	235	276,698
6.00%, 04/01/38	(Call 04/01/19)	13,500	15,503,400
6.00%, 11/01/39	(Call 11/01/19)	500	587,340
6.50%, 04/01/33	(Call 04/01/19)	6,570	7,666,336
Series A
4.25%, 07/01/17		1,080	1,135,458
4.60%, 07/01/19		2,000	2,257,660
5.00%, 07/01/17		5,625	5,973,244
5.00%, 07/01/18	(ETM)	3,310	3,643,648
5.00%, 07/01/18		955	1,051,264
5.00%, 07/01/19		1,845	2,102,414
5.00%, 07/01/20	(PR 07/01/19)	7,615	8,696,406
5.00%, 07/01/22	(PR 07/01/16)	6,015	6,113,766
5.25%, 07/01/21	(PR 07/01/19)	2,000	2,300,500
Series B
5.00%, 09/01/18		1,500	1,663,080
5.00%, 09/01/23		2,000	2,500,480
5.00%, 09/01/25		3,000	3,816,240
Torrance Unified School District GO
4.00%, 08/01/40	(Call 08/01/24)	1,000	1,058,630
Turlock Irrigation District RB
Series A
5.00%, 01/01/40	(Call 01/01/20)	1,000	1,115,790
University of California RB
4.00%, 05/15/36	(Call 05/15/25)	1,000	1,068,290
Series AF
5.00%, 05/15/16		2,210	2,232,785
5.00%, 05/15/29	(Call 05/15/23)	1,530	1,843,895
5.00%, 05/15/36	(Call 05/15/23)	2,500	2,920,750
5.00%, 05/15/39	(Call 05/15/23)	2,750	3,183,290
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,060	1,255,326
5.00%, 05/15/38	(Call 05/15/23)	12,000	13,942,080

Security		Principal (000s)	Value
Series AK
5.00%, 05/15/48		$4,600	$5,699,768
Series AM
5.00%, 05/15/44	(Call 05/15/24)	415	475,968
Series AO
5.00%, 05/15/22		1,475	1,818,114
5.00%, 05/15/23		1,500	1,873,740
5.00%, 05/15/27	(Call 05/15/25)	5,000	6,242,450
Series D
5.00%, 05/15/41	(PR 05/15/16) (NPFGC-FGIC)	3,395	3,463,749
Series G
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,199,380
5.00%, 05/15/37	(Call 05/15/22)	2,750	3,192,310
Series I
5.00%, 05/15/32	(Call 05/15/25)	4,070	4,894,948
5.00%, 05/15/40	(Call 05/15/25)	2,000	2,328,500
Series Q
5.00%, 05/15/21	(Call 05/15/17)	15	15,997
5.00%, 05/15/21	(PR 05/15/17)	285	303,514
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(PR 08/01/18)	905	1,010,034
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	1,810	2,081,265
West Valley-Mission Community College District GO
Series B
4.00%, 08/01/40	(Call 08/01/25)	1,750	1,867,477
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	500	180,645
William S Hart Union High School District GO
Series B
0.00%, 08/01/34	(AGM)	4,825	2,438,024
Series C
0.00%, 08/01/37	(Call 08/01/23)	1,500	554,835
4.00%, 08/01/38	(Call 08/01/23)	1,630	1,731,011

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(PR 08/01/18) (AGM)	$1,000	$1,103,560

			1,384,753,484
COLORADO — 0.63%
Board of Governors of Colorado State University System RB
Series A
4.00%, 03/01/49	(Call 03/01/25)	4,000	4,066,640
5.00%, 03/01/38	(Call 03/01/22) (HERBIP)	500	574,110
City & County of Denver CO Airport System Revenue RB
Series A
5.00%, 11/15/21	(Call 11/15/20)	1,000	1,167,100
5.25%, 11/15/36	(Call 11/15/19)	535	611,788
Series B
5.00%, 11/15/32	(Call 11/15/22)	2,335	2,752,405
5.00%, 11/15/43	(Call 11/15/23)	3,250	3,671,182
City of Aurora CO Water Revenue RB
Series A
5.00%, 08/01/39	(Call 08/01/17) (AMBAC)	1,000	1,053,240
Colorado Higher Education COP
5.25%, 11/01/23	(PR 11/01/18)	500	559,265
County of Adams CO
4.00%, 12/01/45	(Call 12/01/25)	700	726,334
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23	(NPFGC-FGIC, SAW)	540	695,704
Series B
3.00%, 12/01/29	(Call 12/01/22) (SAW)	1,000	1,019,110
5.00%, 12/01/31	(Call 12/01/22) (SAW)	2,000	2,386,960
E-470 Public Highway Authority RB
Series A
0.00%, 09/01/40		850	329,188

Security		Principal (000s)	Value
0.00%, 09/01/41		$1,000	$369,790
Series B
0.00%, 09/01/16	(NPFGC)	765	761,596
0.00%, 09/01/19	(NPFGC)	435	410,405
0.00%, 09/01/20	(NPFGC)	665	613,323
0.00%, 09/01/23	(NPFGC)	165	136,153
0.00%, 09/01/24	(NPFGC)	1,165	924,264
0.00%, 09/01/29	(NPFGC)	2,500	1,600,400
Jefferson County School District R-1 GO
5.00%, 12/15/18	(SAW)	500	558,590
Regional Transportation District COP
Series A
5.38%, 06/01/31	(Call 06/01/20)	500	574,450
Regional Transportation District RB
Series A
4.50%, 11/01/34	(Call 11/01/17) (AGM)	3,475	3,645,553
5.00%, 11/01/27		1,500	1,900,425
5.00%, 11/01/28		1,500	1,912,260
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	2,000	2,061,960
State of Colorado COP
Series G
5.00%, 03/15/32	(Call 03/15/21)	1,000	1,149,680
State of Colorado Department of Transportation RB
5.00%, 12/15/16		2,200	2,281,070
University of Colorado RB
Series A
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,129,490

			39,642,435
CONNECTICUT — 1.22%
Connecticut State Health & Educational Facility Authority RB
5.00%, 07/01/45	(Call 07/01/25)	1,000	1,124,510
Series A
0.80%, 07/01/48		1,500	1,502,145
1.35%, 07/01/42		2,300	2,309,614
1.38%, 07/01/35		1,600	1,620,768
Series A-4
1.20%, 07/01/49		4,500	4,537,260

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Series U
1.00%, 07/01/33		$2,000	$2,004,620
State of Connecticut GO
5.00%, 08/01/19		1,000	1,136,700
5.00%, 11/15/27	(Call 11/15/25)	2,000	2,453,100
5.00%, 11/15/31	(Call 11/15/25)	500	596,225
Series A
5.00%, 10/15/17		2,000	2,143,660
5.00%, 10/15/21		2,000	2,389,940
5.00%, 10/15/23		2,000	2,453,460
5.00%, 10/15/24	(Call 10/15/23)	1,775	2,165,820
5.00%, 02/15/25	(Call 02/15/19)	2,660	2,964,623
Series B
5.00%, 05/01/16		500	504,120
5.00%, 05/15/21		2,000	2,368,360
5.00%, 06/15/27	(Call 06/15/25)	2,795	3,409,397
5.25%, 06/01/20	(AMBAC)	690	807,721
Series C
5.00%, 12/15/16		1,000	1,036,310
5.00%, 06/15/17		3,000	3,173,280
5.00%, 06/01/22		1,500	1,806,390
5.00%, 06/01/23	(Call 06/01/22)	1,000	1,204,100
Series D
5.00%, 11/01/19		2,000	2,290,280
5.00%, 10/01/22	(Call 10/01/20)	2,000	2,353,980
5.00%, 11/01/25	(Call 11/01/16)	1,500	1,546,620
5.00%, 11/01/31	(Call 11/01/21)	2,000	2,339,460
Series E
4.00%, 09/15/27	(Call 09/15/22)	500	554,915
5.00%, 12/15/16		1,500	1,554,465
5.00%, 12/15/18	(Call 12/15/16)	230	238,839
Series F
5.00%, 11/15/32	(Call 11/15/25)	2,000	2,368,040
State of Connecticut Special Tax Revenue RB
5.00%, 11/01/19		1,000	1,148,930
Series A
5.00%, 10/01/24	(Call 10/01/23)	1,940	2,381,175
5.00%, 08/01/26	(Call 08/01/25)	1,000	1,242,620
5.00%, 08/01/28	(Call 08/01/25)	1,000	1,222,480
5.00%, 09/01/28	(Call 09/01/24)	1,000	1,208,640
5.00%, 01/01/29	(Call 01/01/23)	2,000	2,352,320
5.00%, 09/01/31	(Call 09/01/24)	1,000	1,189,640

Security		Principal (000s)	Value
5.00%, 09/01/32	(Call 09/01/24)	$2,000	$2,365,840
5.00%, 08/01/33	(Call 08/01/25)	1,000	1,188,360
State of Connecticut Special Tax Revenue ST
Series 1
5.00%, 02/01/17		1,500	1,563,375
5.00%, 02/01/19		3,000	3,363,180

			76,185,282
DELAWARE — 0.21%
Delaware Transportation Authority RB
5.00%, 06/01/55	(Call 06/01/25)	2,000	2,248,800
State of Delaware GO
Series 2009C
5.00%, 10/01/16		9,000	9,252,450
Series B
5.00%, 07/01/23		1,500	1,881,930

			13,383,180
DISTRICT OF COLUMBIA — 1.15%
District of Columbia GO
Series 2013A
5.00%, 06/01/30	(Call 06/01/23)	1,500	1,777,980
Series A
4.50%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	3,600	3,729,312
4.75%, 06/01/36	(Call 06/01/17) (NPFGC-FGIC)	1,000	1,041,440
5.00%, 06/01/20		4,000	4,679,480
5.00%, 06/01/23		1,000	1,241,630
5.00%, 06/01/29	(Call 06/01/23)	3,000	3,574,050
5.00%, 06/01/38	(Call 06/01/25)	2,000	2,351,140
Series B
5.25%, 06/01/20	(SGI)	1,000	1,180,280
Series C
5.00%, 06/01/16	(AGM)	1,000	1,012,280
5.00%, 06/01/35	(Call 06/01/24)	2,215	2,607,587
5.00%, 06/01/38	(Call 06/01/24)	2,000	2,331,860
District of Columbia RB
5.25%, 04/01/34	(Call 10/01/18)	1,000	1,103,190
Series A
5.00%, 12/01/23	(Call 06/01/20)	1,250	1,452,637
5.00%, 12/01/25	(Call 06/01/20)	1,000	1,159,390
5.00%, 12/01/26	(Call 06/01/20)	500	578,570

44	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.00%, 12/01/27	(Call 06/01/20)	$1,500	$1,732,335
5.00%, 12/01/31	(Call 06/01/20)	500	573,430
5.25%, 12/01/34	(Call 12/01/19)	1,870	2,149,864
Series B
5.00%, 12/01/25	(Call 12/01/19)	400	460,208
Series B-1
5.00%, 02/01/31	(Call 03/31/16) (NPFGC-FGIC)	1,000	1,003,390
Series C
4.00%, 12/01/37	(Call 12/01/22)	1,000	1,059,450
5.00%, 12/01/24	(Call 12/01/22)	1,000	1,234,100
5.00%, 12/01/30	(Call 12/01/22)	2,000	2,403,800
5.00%, 12/01/35	(Call 12/01/22)	1,000	1,198,240
Series G
5.00%, 12/01/36	(Call 12/01/21)	2,500	2,896,475
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23	(AGM)	240	294,173
Series A
5.00%, 10/01/44	(Call 10/01/23)	1,165	1,336,535
5.50%, 10/01/39	(PR 10/01/18)	1,000	1,121,830
5.50%, 10/01/41	(PR 10/01/17) (NPFGC)	3,900	4,203,654
6.00%, 10/01/35	(PR 10/01/18)	500	567,590
Series B
5.25%, 10/01/44	(Call 10/01/25)	2,000	2,407,660
Series C
5.00%, 10/01/44	(Call 10/01/24)	5,700	6,557,394
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
5.00%, 10/01/53	(Call 04/01/22)	2,000	2,161,820
Series A
0.00%, 10/01/37		4,000	1,593,120
5.25%, 10/01/44	(Call 10/01/19)	2,180	2,433,163
Metropolitan Washington Airports Authority RB
Series A
5.00%, 10/01/35	(Call 10/01/20)	1,000	1,137,360
Series C
5.13%, 10/01/39	(Call 10/01/18)	3,475	3,802,241

Security		Principal (000s)	Value
Washington Convention & Sports Authority RB
Series A
4.50%, 10/01/30	(Call 10/01/16) (AMBAC)	$200	$203,628

			72,352,286
FLORIDA — 3.63%
Broward County FL Water & Sewer Utility Revenue RB
Series A
5.25%, 10/01/34	(PR 10/01/18)	500	558,330
Central Florida Expressway Authority RB
5.00%, 07/01/22		500	606,125
Series A
5.00%, 07/01/35	(Call 07/01/20)	2,000	2,247,700
5.00%, 07/01/40	(Call 07/01/20)	2,500	2,807,400
City of Cape Coral FL Water & Sewer Revenue RB
Series A
5.00%, 10/01/42	(Call 10/01/21) (AGM)	1,000	1,095,170
City of Clearwater FL Water & Sewer Revenue RB
Series A
5.25%, 12/01/39	(Call 12/01/19)	1,000	1,125,290
City of Jacksonville FL RB
5.00%, 10/01/24	(Call 10/01/22)	2,010	2,430,472
5.00%, 10/01/37	(PR 10/01/17) (NPFGC)	2,000	2,139,600
City of Miami Beach FL
Series 2015
5.00%, 09/01/40	(Call 09/01/25)	1,000	1,143,880
City of Tallahassee FL Consolidated Utility Revenue RB
5.00%, 10/01/37	(Call 10/01/17)	10,660	11,313,351
County of Broward FL Airport System Revenue RB
Series O
5.38%, 10/01/29	(Call 10/01/19)	1,560	1,782,924
Series Q-1
5.00%, 10/01/42	(Call 10/01/22)	2,000	2,233,680

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
County of Miami-Dade FL Aviation Revenue RB
5.50%, 10/01/36	(Call 10/01/19)	$1,900	$2,169,914
Series A
5.38%, 10/01/35	(Call 10/01/20)	2,000	2,295,220
5.38%, 10/01/41	(Call 10/01/20)	4,000	4,560,280
Series B
5.00%, 10/01/37	(Call 10/01/24)	2,560	2,978,765
5.00%, 10/01/41	(Call 10/01/20)	1,000	1,081,550
5.00%, 10/01/41	(Call 10/01/18) (AGM)	2,395	2,603,365
County of Miami-Dade FL GO
5.00%, 07/01/41	(Call 07/01/20)	1,000	1,130,070
Series A
4.00%, 07/01/42	(Call 07/01/25)	2,000	2,069,320
Series B-1
5.63%, 07/01/38	(Call 07/01/18)	1,000	1,102,840
County of Miami-Dade FL RB
Series A
5.00%, 10/01/29	(Call 10/01/22)	1,000	1,166,840
Series B
5.00%, 10/01/35	(Call 10/01/22) (AGM)	1,450	1,660,395
5.00%, 10/01/35	(Call 03/31/16) (NPFGC)	1,125	1,129,129
County of Miami-Dade FL Transit System RB
5.00%, 07/01/42	(Call 07/01/22)	5,030	5,710,760
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24		4,000	4,995,360
5.00%, 10/01/25		2,500	3,150,175
5.00%, 10/01/39	(Call 10/01/20) (AGM)	3,475	3,945,758
Series A
5.00%, 10/01/42	(Call 10/01/22)	5,000	5,619,150
Series C
5.38%, 10/01/24	(PR 10/01/18)	2,500	2,802,400
County of Miami-Dade Seaport Department RB
Series A
6.00%, 10/01/38	(Call 10/01/23)	1,050	1,276,653
County of Palm Beach FL RB
5.00%, 05/01/38	(Call 05/01/18)	3,000	3,236,940

Security		Principal (000s)	Value
County of Seminole FL Water & Sewer Revenue RB
5.00%, 10/01/31	(PR 10/01/16)	$600	$616,434
5.00%, 10/01/36	(PR 10/01/16)	2,020	2,075,328
Florida Hurricane Catastrophe Fund Finance Corp. RB
Series A
5.00%, 07/01/16		11,040	11,215,978
Florida Municipal Power Agency RB
Series A
5.00%, 10/01/21		500	593,390
5.00%, 10/01/31	(Call 10/01/26)	950	1,085,633
5.25%, 10/01/19		1,000	1,146,770
5.25%, 10/01/20	(Call 10/01/18)	1,875	2,091,938
5.25%, 10/01/21	(Call 10/01/18)	255	284,016
Florida’s Turnpike Enterprise RB
Series A
4.75%, 07/01/31	(Call 07/01/16) (NPFGC)	350	358,827
5.00%, 07/01/32	(Call 07/01/17)	1,000	1,061,880
Series B
5.00%, 07/01/16		2,000	2,032,440
5.00%, 07/01/40	(Call 07/01/20)	1,140	1,297,776
Hillsborough County Aviation Authority RB
5.00%, 10/01/40	(Call 10/01/24)	1,500	1,703,730
5.00%, 10/01/44	(Call 10/01/24)	1,000	1,123,030
Series B
5.00%, 10/01/44	(Call 10/01/24)	1,000	1,133,410
Hillsborough County School Board COP
Series A
5.00%, 07/01/29	(Call 07/01/22)	2,500	2,900,775
JEA Electric System Revenue RB
Series Three 2010D
5.00%, 10/01/38	(Call 04/01/20)	2,500	2,800,600
Series Three 2012B
5.00%, 10/01/39	(Call 10/01/21)	2,000	2,276,980
JEA Water & Sewer System Revenue RB
Series A
5.00%, 10/01/31	(Call 04/01/21)	1,975	2,288,551

46	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Miami Beach Redevelopment Agency RB
Series 2015A
5.00%, 02/01/40	(Call 02/01/24)	$1,000	$1,123,570
Miami-Dade County Educational Facilities Authority RB Series A
5.00%, 04/01/45	(Call 04/01/25)	4,000	4,520,040
Miami-Dade County Expressway Authority RB
5.00%, 07/01/39	(Call 07/01/16) (AMBAC)	1,000	1,013,370
Series A
5.00%, 07/01/35	(Call 07/01/20) (AGM)	975	1,095,754
5.00%, 07/01/39	(Call 07/01/24)	2,830	3,197,928
5.00%, 07/01/40	(Call 07/01/20)	2,105	2,359,179
5.00%, 07/01/44	(Call 07/01/24)	1,000	1,122,230
Series B
5.00%, 07/01/26	(Call 07/01/24)	1,015	1,223,146
Mid-Bay Bridge Authority RB
Series A
5.00%, 10/01/35	(Call 10/01/25)	1,000	1,116,080
Orange County School Board COP
Series A
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	2,500	2,655,400
Orlando Utilities Commission RB
5.00%, 10/01/18	(Call 10/01/16)	1,500	1,542,810
Series A
5.00%, 10/01/22		1,000	1,232,370
5.00%, 10/01/25		1,500	1,911,495
Series B
5.00%, 10/01/33	(Call 04/01/19)	500	556,560
Palm Beach County School District COP
Series C
4.50%, 08/01/27	(Call 08/01/17) (AMBAC)	300	314,028
Series D
5.00%, 08/01/31	(Call 08/01/25)	2,000	2,351,280
Series E
5.00%, 08/01/32	(PR 08/01/17) (NPFGC)	500	531,275

Security		Principal (000s)	Value
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/24	(Call 10/01/21)	$1,000	$1,193,910
5.00%, 10/01/31	(Call 10/01/21)	2,890	3,370,780
5.50%, 10/01/22	(Call 10/01/19) (BHAC)	220	256,018
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/38	(Call 06/01/23)	4,200	4,811,604
School Board of Miami-Dade County (The) COP
Series A
4.00%, 08/01/29	(Call 08/01/22)	1,000	1,053,260
5.00%, 05/01/30	(Call 05/01/25)	1,000	1,174,490
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	1,400	1,443,078
5.25%, 02/01/27	(PR 02/01/19) (AGM)	2,690	3,032,948
Series B
5.00%, 05/01/27	(Call 05/01/25)	2,500	2,990,550
5.25%, 05/01/31	(PR 05/01/18) (AGM)	2,260	2,483,514
Series D
5.00%, 02/01/27	(Call 02/01/26)	2,000	2,424,000
School Board of Miami-Dade County (The) GO
5.00%, 03/15/43	(Call 03/15/23)	2,000	2,216,100
School District of Broward County/FL COP
Series A
5.00%, 07/01/20		3,000	3,488,820
5.00%, 07/01/21		1,000	1,186,250
South Florida Water Management District COP
5.00%, 10/01/33	(Call 04/01/26)	1,000	1,188,300
St. Johns River Power Park RB
Series 23
5.00%, 10/01/18		500	554,650
State of Florida GO
Series A
5.00%, 06/01/16		3,205	3,244,614
5.00%, 06/01/17		1,360	1,438,526
5.00%, 06/01/18		2,500	2,748,225

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.00%, 06/01/21	(Call 06/01/20)	$1,320	$1,547,806
5.00%, 06/01/22		1,800	2,205,234
5.00%, 07/01/39	(Call 07/01/19)	1,000	1,126,580
Series C
5.00%, 06/01/22	(Call 06/01/19)	1,500	1,699,065
Series D
5.00%, 06/01/19		3,500	3,983,525
5.00%, 06/01/21	(Call 06/01/19)	1,000	1,143,480
5.00%, 06/01/22		2,000	2,450,260
5.00%, 06/01/34	(Call 06/01/18)	2,000	2,196,680
5.00%, 06/01/37	(Call 06/01/17)	3,085	3,270,223
Series F
4.00%, 06/01/19		100	110,534
5.00%, 06/01/31	(Call 06/01/21)	1,000	1,173,880
Series H
5.00%, 06/01/40	(Call 06/01/20)	1,500	1,711,455
State of Florida Lottery Revenue RB
Series B
5.00%, 07/01/18		1,000	1,099,570
Series E
5.00%, 07/01/17		1,590	1,686,227
5.00%, 07/01/20		1,000	1,168,020
Tampa Bay Water RB
5.00%, 10/01/34	(PR 10/01/18)	1,000	1,111,620
5.00%, 10/01/38	(PR 10/01/18)	2,000	2,223,240
Series A
5.00%, 10/01/16	(ETM)	500	513,570
Series B
5.00%, 10/01/19	(ETM)	520	595,915
5.00%, 10/01/19		565	648,134
Tampa-Hillsborough County Expressway Authority RB
Series A
5.00%, 07/01/37	(Call 07/01/22)	2,000	2,257,580
Series B
5.00%, 07/01/42	(Call 07/01/22)	3,050	3,425,852

			227,770,894
GEORGIA — 2.67%
Atlanta Development Authority RB
Series A-1
5.25%, 07/01/40	(Call 07/01/25)	1,000	1,173,140

Security		Principal (000s)	Value
City of Atlanta Department of Aviation RB
Series 2014A
5.00%, 01/01/29	(Call 01/01/24)	$1,000	$1,186,320
Series A
5.00%, 01/01/18		1,125	1,214,303
5.00%, 01/01/19		2,850	3,183,593
5.00%, 01/01/21		1,000	1,179,140
Series B
5.00%, 01/01/17		1,000	1,038,390
5.00%, 01/01/18		1,185	1,279,065
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,150,260
5.00%, 01/01/37	(Call 01/01/22)	1,345	1,513,340
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,116,000
Series C
5.25%, 01/01/30	(Call 01/01/21)	1,835	2,114,195
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/32	(Call 05/01/25)	2,000	2,380,400
5.00%, 11/01/33	(Call 05/01/25)	3,000	3,559,860
5.00%, 11/01/40	(Call 05/01/25)	6,870	7,964,322
5.00%, 11/01/43	(Call 05/01/25)	3,000	3,464,850
Series A
5.50%, 11/01/18	(NPFGC-FGIC)	100	112,627
5.50%, 11/01/22	(NPFGC)	2,000	2,452,080
6.00%, 11/01/26	(PR 11/01/19)	1,000	1,187,260
6.00%, 11/01/27	(PR 11/01/19)	1,000	1,187,260
6.00%, 11/01/28	(PR 11/01/19)	2,320	2,754,443
6.25%, 11/01/34	(PR 11/01/19)	3,000	3,588,840
6.25%, 11/01/39	(PR 11/01/19)	2,825	3,379,491
County of DeKalb GA Water & Sewerage Revenue RB
Series B
5.25%, 10/01/32	(Call 10/01/26) (AGM)	2,190	2,719,542
Georgia State Road & Tollway Authority RB
5.00%, 06/01/17	(Call 06/01/16) (NPFGC)	2,000	2,024,400
Series A
5.00%, 06/01/16		2,000	2,024,000
5.00%, 06/01/17		2,000	2,111,320
5.00%, 06/01/18	(AGM)	1,000	1,094,550

48	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.00%, 06/01/19		$1,360	$1,536,610
5.00%, 03/01/21	(GTD)	2,000	2,394,000
Gwinnett County School District GO
4.50%, 10/01/17		3,100	3,298,772
5.00%, 02/01/34	(Call 08/01/25)	2,495	3,032,049
Series A
4.00%, 10/01/16		11,250	11,496,375
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/39	(Call 07/01/19)	975	1,088,432
Series B
5.00%, 07/01/27	(PR 07/01/17) (AGM)	25	26,510
5.00%, 07/01/28	(PR 07/01/17) (AGM)	950	1,007,361
5.00%, 07/01/37	(PR 07/01/17) (AGM)	4,400	4,665,672
Municipal Electric Authority of Georgia RB
5.00%, 07/01/60	(Call 07/01/25)	1,000	1,107,940
Series A
5.00%, 11/01/24	(Call 11/01/20)	1,000	1,160,690
5.25%, 01/01/17		500	520,115
Series B
5.00%, 01/01/20		3,000	3,448,350
Series D
5.75%, 01/01/19	(Call 07/01/18)	3,315	3,707,595
5.75%, 01/01/20	(Call 07/01/18)	500	558,970
Municipal Gas Authority of Georgia RB
4.00%, 10/01/16		2,000	2,042,720
Private Colleges & Universities Authority RB
Series A
5.00%, 10/01/43	(Call 10/01/23)	2,000	2,303,320
State of Georgia GO
5.00%, 10/01/17	(Call 10/01/16)	2,500	2,571,225
5.00%, 07/01/19		5,500	6,273,190
Series A
5.00%, 07/01/16		1,400	1,422,652
5.00%, 07/01/28	(Call 07/01/22)	1,000	1,201,820

Security		Principal (000s)	Value
Series A-1
5.00%, 02/01/19		$1,000	$1,124,260
5.00%, 02/01/21		6,035	7,207,540
5.00%, 02/01/22		1,000	1,220,950
Series A-2
5.00%, 02/01/25	(Call 02/01/24)	2,000	2,499,240
Series B
4.50%, 03/01/21	(PR 03/01/16)	500	500,120
5.00%, 03/01/19	(PR 03/01/16)	3,800	3,801,026
5.00%, 01/01/20	(Call 01/01/19)	2,500	2,796,375
5.00%, 01/01/24	(Call 01/01/19)	1,000	1,117,350
Series C
4.00%, 10/01/23	(Call 10/01/22)	2,000	2,316,300
5.00%, 07/01/20	(Call 07/01/17)	3,725	3,945,855
5.00%, 07/01/21	(Call 07/01/17)	9,000	9,529,830
5.00%, 10/01/21		5,000	6,072,250
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,174,710
Series D
5.00%, 07/01/17		2,100	2,227,386
Series E-2
4.00%, 09/01/16		1,000	1,018,900
4.00%, 09/01/18		1,200	1,300,356
Series I
5.00%, 07/01/18		1,000	1,101,790
5.00%, 07/01/20		4,500	5,289,615

			167,261,212
HAWAII — 0.95%
City & County of Honolulu HI GO
Series A
5.00%, 10/01/39	(Call 10/01/25)	3,000	3,535,020
City & County of Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/45	(Call 07/01/25)	2,000	2,321,840
Series A
5.00%, 07/01/36	(PR 07/01/16) (NPFGC)	2,800	2,844,436
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,158,280
State of Hawaii Airports System Revenue RB
Series A
5.00%, 07/01/39	(Call 07/01/20)	3,700	4,148,403
State of Hawaii GO
5.00%, 08/01/23		2,000	2,482,920
5.00%, 08/01/26	(Call 08/01/24)	2,500	3,102,175

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Series DJ
5.00%, 04/01/25	(PR 04/01/17) (AMBAC)	$1,000	$1,048,875
5.00%, 04/01/27	(PR 04/01/17) (AMBAC)	1,500	1,573,455
Series DQ
5.00%, 06/01/19		1,000	1,135,380
5.00%, 06/01/22	(PR 06/01/19)	305	345,605
5.00%, 06/01/22	(Call 06/01/19)	195	220,340
5.00%, 06/01/29	(PR 06/01/19)	815	923,501
5.00%, 06/01/29	(Call 06/01/19)	635	714,572
Series DR
5.00%, 06/01/17		1,000	1,057,480
Series DY
5.00%, 02/01/18		1,410	1,528,482
5.00%, 02/01/19		4,000	4,491,640
Series DZ
5.00%, 12/01/16		1,140	1,180,379
5.00%, 12/01/20		750	890,640
5.00%, 12/01/23	(PR 12/01/21)	545	660,731
5.00%, 12/01/23	(Call 12/01/21)	455	552,702
5.00%, 12/01/25	(Call 12/01/21)	2,000	2,419,540
5.00%, 12/01/28	(Call 12/01/21)	2,500	2,996,850
5.00%, 12/01/29	(Call 12/01/21)	1,000	1,195,270
5.00%, 12/01/30	(Call 12/01/21)	750	878,062
5.00%, 12/01/31	(Call 12/01/21)	1,500	1,756,125
Series EA
5.00%, 12/01/20		500	593,760
Series EE
5.00%, 11/01/29	(Call 11/01/22)	1,300	1,557,998
Series EF
5.00%, 11/01/17		1,500	1,612,320
5.00%, 11/01/22		1,000	1,234,630
Series EH
5.00%, 08/01/18		1,315	1,452,523
5.00%, 08/01/33	(Call 08/01/23)	500	590,875
Series EO
5.00%, 08/01/23		1,000	1,241,460
5.00%, 08/01/24		1,000	1,253,090
5.00%, 08/01/29	(Call 08/01/24)	1,000	1,215,750
Series EP
5.00%, 08/01/22		1,000	1,227,780

Security		Principal (000s)	Value
Series EZ
5.00%, 10/01/27	(Call 10/01/25)	$2,000	$2,495,920

			59,638,809
IDAHO — 0.02%
Idaho Housing & Finance Association RB
5.00%, 07/15/26		1,000	1,227,510

			1,227,510
ILLINOIS — 3.52%
Chicago Midway International Airport RB
Series 2014B
5.00%, 01/01/35	(Call 01/01/24)	2,000	2,237,460
Chicago O’Hare International Airport RB
5.00%, 01/01/22		2,000	2,387,420
5.00%, 01/01/27	(Call 01/01/25)	2,500	3,003,800
5.00%, 01/01/32	(Call 01/01/25)	5,000	5,838,800
5.75%, 01/01/43	(Call 01/01/23)	1,000	1,141,620
Series A
5.00%, 01/01/33	(Call 01/01/18) (AGM)	2,000	2,122,700
5.00%, 01/01/38	(Call 01/01/18) (AGM)	500	529,175
5.75%, 01/01/39	(Call 01/01/21)	500	582,785
Series B
5.00%, 01/01/19	(Call 01/01/17) (AGM)	1,645	1,707,164
5.00%, 01/01/20	(Call 01/01/17) (AGM)	810	840,472
5.25%, 01/01/17	(NPFGC)	1,050	1,090,971
5.25%, 01/01/18	(NPFGC)	820	885,994
Series C
5.25%, 01/01/35	(Call 01/01/20) (AGM)	3,500	3,919,615
6.50%, 01/01/41	(Call 01/01/21)	1,560	1,878,193
Series D
5.00%, 01/01/44	(Call 01/01/23)	1,685	1,868,817
5.00%, 01/01/46	(Call 01/01/25)	1,000	1,135,110
Series F
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,080,650
5.00%, 01/01/40	(Call 01/01/20)	610	654,823

50	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Chicago Transit Authority RB
5.00%, 06/01/19	(PR 12/01/16) (AMBAC)	$325	$336,219
5.00%, 12/01/44	(Call 12/01/24) (AGM)	1,000	1,123,460
5.25%, 12/01/49	(Call 12/01/24)	2,500	2,809,300
City of Chicago IL GO
5.50%, 01/01/37	(Call 01/01/25)	1,000	1,003,390
5.50%, 01/01/42	(Call 01/01/25)	1,000	997,180
Series A
5.00%, 01/01/24	(Call 03/31/16)	290	292,810
5.00%, 01/01/26	(Call 01/01/20) (AGM)	1,000	1,068,600
5.00%, 01/01/27	(Call 01/01/20) (AGM)	1,020	1,087,310
5.00%, 01/01/29	(Call 01/01/17) (NPFGC-FGIC)	900	912,888
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39	(Call 01/01/24)	2,000	2,148,660
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,061,720
City of Chicago IL Waterworks Revenue RB
5.00%, 11/01/42	(Call 11/01/22)	2,500	2,652,525
5.25%, 11/01/38	(Call 11/01/18)	1,000	1,038,520
Cook County Community College District No. 508 GO
5.25%, 12/01/43	(Call 12/01/23)	1,075	1,206,408
County of Cook IL GO
Series A
4.75%, 11/15/30	(Call 05/15/16) (AMBAC)	500	503,310
4.75%, 11/15/31	(Call 05/15/16) (AMBAC)	535	538,472
5.00%, 11/15/19		500	556,130
5.00%, 11/15/26	(Call 05/15/16) (AMBAC)	1,575	1,589,978
5.25%, 11/15/22	(Call 11/15/20)	1,000	1,124,550
5.25%, 11/15/28	(Call 11/15/21)	500	551,375
Series C
5.00%, 11/15/29	(Call 11/15/22)	1,250	1,357,712
Illinois Finance Authority RB
5.00%, 10/01/40	(Call 10/01/25)	2,000	2,272,200

Security		Principal (000s)	Value
Series A
5.00%, 10/01/38	(Call 10/01/24)	$2,000	$2,274,860
5.25%, 10/01/52	(Call 04/01/23)	1,000	1,115,250
Illinois Municipal Electric Agency RB
Series A
5.00%, 02/01/35	(PR 02/01/17) (NPFGC-FGIC)	2,700	2,813,940
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/19		4,280	4,902,269
5.00%, 12/01/22		1,000	1,215,780
5.00%, 12/01/32	(Call 01/01/26)	3,000	3,555,540
5.00%, 01/01/38	(Call 01/01/23)	1,000	1,116,240
5.00%, 01/01/40	(Call 07/01/25)	2,000	2,288,560
Series A-1
5.00%, 01/01/23	(PR 07/01/16) (AGM)	50	50,800
5.00%, 01/01/24	(PR 07/01/16) (AGM)	2,700	2,743,227
5.00%, 01/01/26	(PR 07/01/16) (AGM)	6,970	7,081,590
5.00%, 01/01/28	(Call 01/01/20)	1,000	1,126,880
5.00%, 01/01/31	(Call 01/01/20)	700	782,985
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	2,800	2,844,828
5.00%, 01/01/28	(PR 07/01/16) (AGM)	1,800	1,828,818
5.00%, 01/01/31	(PR 07/01/16) (AGM)	7,480	7,599,755
Series B
5.00%, 12/01/17		1,000	1,074,550
5.00%, 01/01/36	(Call 01/01/26)	1,000	1,163,710
5.00%, 01/01/37	(Call 01/01/26)	4,000	4,568,725
5.00%, 01/01/40	(Call 01/01/26)	6,500	7,456,930
5.50%, 01/01/33	(PR 01/01/18)	2,050	2,231,425
Series C
5.00%, 01/01/36	(Call 01/01/25)	2,000	2,300,080
Series D
5.00%, 01/01/22		3,915	4,690,327

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC-FGIC)	$1,000	$959,160
0.00%, 06/15/28	(NPFGC)	3,435	2,134,337
0.00%, 12/15/52	(AGM)	7,000	1,305,500
5.00%, 06/15/53	(Call 12/15/25)	1,000	1,057,780
5.50%, 06/15/29	(ETM) (NPFGC-FGIC)	95	123,261
5.50%, 06/15/29	(NPFGC-FGIC)	1,805	2,194,772
Series A
0.00%, 12/15/22	(NPFGC)	340	275,978
0.00%, 06/15/31	(NPFGC)	1,035	545,631
0.00%, 12/15/34	(NPFGC)	3,000	1,319,100
0.00%, 06/15/36	(NPFGC)	2,800	1,130,332
0.00%, 06/15/37	(NPFGC)	415	159,211
0.00%, 06/15/40	(NPFGC)	3,500	1,146,670
5.50%, 06/15/50	(Call 06/15/20)	2,000	2,124,460
Series B
0.00%, 06/15/26	(AGM)	2,000	1,382,800
0.00%, 06/15/27	(AGM)	1,000	658,230
0.00%, 06/15/43	(AGM)	2,000	584,200
0.00%, 06/15/45	(AGM)	500	132,695
0.00%, 06/15/46	(AGM)	1,600	404,624
0.00%, 12/15/51		8,800	1,537,712
5.00%, 12/15/22	(Call 06/15/17)	1,000	1,045,240
5.00%, 06/15/50	(Call 06/15/20)	4,500	4,661,325
5.25%, 06/15/50	(Call 06/15/20)	1,500	1,571,415
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/26	(Call 06/01/16)	1,000	1,011,580
5.00%, 12/01/27	(Call 06/01/16)	875	885,089
5.00%, 12/01/29	(Call 06/01/16)	1,350	1,365,862
5.00%, 12/01/35	(PR 12/01/16)	3,295	3,407,030
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,500	1,551,000
Series B
5.00%, 12/01/30	(Call 12/01/21)	710	815,754
5.00%, 12/01/32	(Call 12/01/21)	1,000	1,142,310
Series C
5.25%, 12/01/32		1,340	1,644,917
Regional Transportation Authority RB
5.75%, 06/01/21	(AGM)	500	611,930
5.75%, 06/01/23	(AGM)	1,000	1,230,020

Security		Principal (000s)	Value
State of Illinois GO
5.00%, 01/01/17	(AGM)	$1,500	$1,551,000
5.00%, 01/01/18		1,190	1,265,018
5.00%, 07/01/19		1,000	1,098,440
5.00%, 08/01/19		2,075	2,282,749
5.00%, 01/01/20	(AGM)	500	559,080
5.00%, 05/01/20		3,000	3,333,060
5.00%, 08/01/21		2,000	2,249,480
5.00%, 01/01/22	(Call 01/01/20)	1,500	1,625,520
5.00%, 02/01/22		2,000	2,249,740
5.00%, 08/01/22		580	655,127
5.00%, 02/01/24		2,500	2,788,525
5.00%, 08/01/24	(Call 08/01/22)	2,000	2,184,380
5.00%, 02/01/26	(Call 02/01/24)	2,000	2,196,120
5.00%, 05/01/31	(Call 05/01/24)	1,500	1,607,925
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,055,510
5.00%, 02/01/39	(Call 02/01/24)	1,785	1,871,751
5.25%, 07/01/29	(Call 07/01/23)	2,000	2,181,440
5.50%, 07/01/27	(Call 07/01/23)	660	745,206
5.50%, 07/01/38	(Call 07/01/23)	1,000	1,083,280
Series A
5.00%, 06/01/16		100	101,082
5.00%, 03/01/34	(Call 03/31/16)	4,985	4,990,085
State of Illinois RB
5.00%, 06/15/17		2,000	2,113,280
5.00%, 06/15/19		545	614,019
5.00%, 06/15/26	(Call 06/15/23)	1,500	1,769,910
Series B
5.25%, 06/15/34	(Call 06/15/19)	2,000	2,220,940
State of Illinois Unemployment Compensation Trust Fund RB
Series A
5.00%, 06/15/16		4,685	4,751,199
5.00%, 12/15/16		1,000	1,037,100
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,555,980
5.00%, 12/15/17	(Call 12/15/16)	500	518,780
5.00%, 12/15/18	(Call 06/15/16)	2,000	2,027,400

			220,368,406
INDIANA — 0.47%
Indiana Finance Authority RB
5.00%, 02/01/32	(Call 02/01/23)	1,000	1,165,590

52	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Series A
4.50%, 12/01/23	(Call 12/01/16) (NPFGC-FGIC)	$1,000	$1,031,330
4.50%, 12/01/24	(Call 12/01/16) (NPFGC-FGIC)	9,450	9,741,343
5.00%, 02/01/20		1,000	1,159,320
5.00%, 10/01/44	(Call 10/01/24)	2,000	2,276,480
5.25%, 02/01/17		705	736,112
5.25%, 02/01/35	(Call 08/01/25)	1,000	1,187,070
Series B
5.00%, 10/01/41	(Call 10/01/21)	1,000	1,107,060
Indiana Municipal Power Agency RB
Series A
5.00%, 01/01/37	(PR 01/01/17) (NPFGC)	500	518,680
5.00%, 01/01/42	(PR 01/01/17) (NPFGC)	2,520	2,614,147
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	1,500	1,598,115
5.75%, 01/01/38	(Call 01/01/19)	5,470	6,192,095

			29,327,342
IOWA — 0.03%
Iowa Finance Authority RB
5.00%, 08/01/20		1,000	1,175,520
State of Iowa RB
Series A
5.00%, 06/01/27	(Call 06/01/19)	500	563,085

			1,738,605
KANSAS — 0.28%
Kansas Development Finance Authority RB
5.00%, 03/01/21	(Call 03/01/20)	1,060	1,230,628
State of Kansas Department of Transportation RB
5.00%, 09/01/25		2,500	3,217,050
Series A
5.00%, 09/01/16		1,700	1,740,800
5.00%, 09/01/22		6,000	7,408,620
5.00%, 09/01/27	(Call 09/01/24)	2,000	2,487,180

Security		Principal (000s)	Value
5.00%, 09/01/29	(Call 09/01/24)	$1,000	$1,228,590

			17,312,868
KENTUCKY — 0.14%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/18	(NPFGC)	320	353,734
First Series A
5.00%, 09/01/26	(Call 09/01/24)	1,000	1,218,130
Kentucky Public Transportation Infrastructure Authority RB
5.75%, 07/01/49	(Call 07/01/23)	1,000	1,135,460
Series A
3.00%, 07/01/17		100	103,141
Kentucky State Property & Building Commission RB
5.00%, 11/01/20	(Call 11/01/18)	1,600	1,779,056
5.38%, 11/01/23	(Call 11/01/18)	1,000	1,120,960
Series A
5.00%, 08/01/19		1,000	1,129,960
Louisville & Jefferson County Metropolitan Sewer District RB
Series A
5.00%, 05/15/30	(Call 11/15/21)	500	584,790
5.00%, 05/15/34	(Call 11/15/21)	1,000	1,169,580

			8,594,811
LOUISIANA — 0.62%
City of New Orleans LA Sewerage Service Revenue RB
5.00%, 06/01/44	(Call 06/01/24)	1,000	1,122,700
City of New Orleans LA Water System Revenue RB
5.00%, 12/01/44	(Call 12/01/24)	1,000	1,117,820
East Baton Rouge Sewerage Commission RB
Series A
5.25%, 02/01/39	(PR 02/01/19)	1,000	1,127,490
Series B
5.00%, 02/01/39	(Call 02/01/25)	2,000	2,304,280

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014A
5.00%, 02/01/44	(Call 02/01/24)	$2,000	$2,219,080
Series A
4.00%, 02/01/48	(Call 02/01/23)	1,000	1,019,370
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/21	(AGM)	1,000	1,186,230
Series B
5.00%, 06/01/16	(AMBAC)	275	278,113
5.00%, 06/01/17	(PR 06/01/16) (AMBAC)	370	374,469
5.00%, 06/01/18	(PR 06/01/16) (AMBAC)	600	607,248
5.00%, 06/01/21	(PR 06/01/16) (AMBAC)	1,000	1,012,080
5.00%, 06/01/22	(PR 06/01/16) (AMBAC)	500	506,040
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A
4.50%, 05/01/39	(Call 05/01/25)	1,000	1,106,780
5.00%, 05/01/31	(PR 05/01/16) (AGM)	710	715,815
5.00%, 05/01/41	(Call 05/01/25)	1,000	1,159,290
5.00%, 05/01/41	(PR 05/01/16) (NPFGC)	750	756,143
Series A-1
4.00%, 05/01/35	(Call 05/01/22)	1,000	1,077,550
5.00%, 05/01/24	(Call 05/01/22)	1,000	1,212,390
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,207,560
Series B
5.00%, 05/01/34	(Call 05/01/20)	1,915	2,179,251
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,160,460
5.00%, 05/01/45	(Call 05/01/20)	3,250	3,652,252
State of Louisiana GO
Series A
4.00%, 02/01/29	(Call 02/01/24)	1,000	1,098,760
4.00%, 08/01/31	(Call 08/01/22)	1,000	1,073,110
5.00%, 11/15/21	(Call 05/15/20)	2,000	2,316,640
5.00%, 02/01/28	(Call 02/01/24)	1,000	1,189,450

Security		Principal (000s)	Value
Series C
5.00%, 07/15/21		$1,000	$1,193,600
5.00%, 08/01/23		1,000	1,230,430
5.00%, 07/15/24	(Call 07/15/22)	1,000	1,194,090
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,447,160

			38,845,651
MARYLAND — 2.36%
City of Baltimore MD RB
Series A
5.00%, 07/01/43	(Call 01/01/24)	1,000	1,144,760
County of Montgomery MD GO
Series A
5.00%, 11/01/20		4,500	5,334,615
5.00%, 07/01/21		2,530	3,050,421
5.00%, 11/01/21		1,500	1,822,305
Series B
5.00%, 11/01/23		4,000	5,015,800
5.00%, 11/01/26	(Call 11/01/24)	1,000	1,256,440
Maryland State Transportation Authority RB
5.00%, 03/01/16		1,005	1,005,271
5.00%, 03/01/17		2,685	2,808,752
5.00%, 03/01/19	(Call 03/01/17)	1,295	1,354,220
5.00%, 07/01/35	(Call 07/01/18) (AGM)	10,000	10,838,700
5.00%, 07/01/38	(Call 07/01/18) (AGM)	2,000	2,167,740
State of Maryland Department of Transportation RB
5.00%, 05/01/16		2,500	2,520,825
5.00%, 02/15/23		5,400	6,693,732
5.00%, 02/15/23	(PR 02/15/18)	2,500	2,712,350
State of Maryland GO
4.00%, 08/15/21		1,380	1,592,368
4.00%, 08/15/22		1,000	1,168,360
4.00%, 08/01/27	(Call 08/01/23)	2,000	2,286,360
4.50%, 08/01/20		850	982,830
5.00%, 07/15/16		1,000	1,018,010
5.00%, 08/01/18		1,300	1,436,669
5.00%, 03/01/19		2,525	2,847,114
5.00%, 08/01/19		1,000	1,143,810
5.00%, 03/01/20		1,500	1,745,070
5.00%, 03/15/20		1,660	1,933,585

54	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.00%, 03/01/21	(Call 03/01/20)	$1,250	$1,451,200
5.00%, 03/01/24	(Call 03/01/23)	1,000	1,234,070
First Series
5.00%, 03/01/17	(PR 03/01/16)	1,200	1,200,324
5.00%, 03/15/17		450	471,515
5.00%, 03/15/18	(PR 03/15/17)	1,060	1,109,915
5.00%, 03/15/21	(PR 03/15/17)	2,225	2,329,775
5.00%, 03/15/22	(PR 03/15/17)	1,390	1,455,455
First Series A
5.25%, 03/01/16		400	400,116
First Series C
4.00%, 08/15/16		2,000	2,034,560
Second Series
5.00%, 08/01/16		2,000	2,040,160
5.00%, 08/01/17	(PR 08/01/16)	840	856,573
Second Series B
5.00%, 08/01/17		2,050	2,181,712
5.00%, 03/15/22	(PR 03/15/19)	2,000	2,252,000
5.00%, 08/01/24	(Call 08/01/22)	3,000	3,667,650
Second Series C
5.00%, 11/01/16		540	557,053
Second Series E
5.00%, 08/01/19		1,000	1,143,810
Series A
4.00%, 08/01/29	(Call 08/01/23)	2,000	2,253,540
5.00%, 08/01/18		1,000	1,105,130
5.00%, 08/01/20		2,000	2,356,760
5.00%, 03/01/21		1,000	1,197,000
5.00%, 03/01/25	(Call 03/01/23)	3,000	3,710,490
5.00%, 03/01/26	(Call 03/01/23)	2,000	2,457,440
Series B
4.00%, 08/01/27	(Call 08/01/22)	3,390	3,850,498
4.50%, 08/01/21		2,705	3,198,176
5.00%, 08/01/17		1,000	1,064,250
5.00%, 08/01/21	(PR 08/01/19)	1,000	1,139,250
5.00%, 08/01/23	(PR 08/01/19)	3,720	4,240,726
5.00%, 08/01/24	(PR 08/01/19)	2,000	2,278,500
Series C
5.00%, 11/01/17		2,700	2,902,203
5.00%, 11/01/18		2,000	2,230,060
5.00%, 03/01/20	(PR 03/01/19)	1,120	1,259,429
5.00%, 08/01/21		3,000	3,629,400
5.00%, 08/01/22		2,000	2,468,180

Security		Principal (000s)	Value
5.00%, 08/01/23		$4,000	$5,019,000
5.25%, 08/01/20		1,000	1,189,200
Series E
5.00%, 08/01/18		1,050	1,160,386
Third Series C
5.00%, 11/01/19		3,500	4,036,795
State of Maryland GOL
5.00%, 03/01/16		1,500	1,500,405
5.00%, 03/01/19		1,500	1,691,355
5.00%, 03/01/24	(PR 03/01/21)	3,000	3,570,240

			147,774,408
MASSACHUSETTS — 4.42%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A
5.00%, 06/15/25	(Call 06/15/24)	1,400	1,752,072
5.00%, 06/15/27	(Call 06/15/24)	2,000	2,469,740
Commonwealth of Massachusetts GO
Series A
5.00%, 04/01/26	(Call 04/01/21)	2,155	2,571,605
5.00%, 09/01/28	(Call 09/01/18)	4,410	4,859,644
Series C
5.50%, 12/01/17	(AGM)	600	652,122
5.50%, 12/01/22	(AGM)	1,050	1,331,001
5.50%, 12/01/22	(AMBAC)	3,300	4,183,146
5.50%, 12/01/23	(AMBAC)	910	1,172,908
Commonwealth of Massachusetts GOL
4.00%, 05/01/35	(Call 05/01/23)	2,000	2,130,800
4.00%, 05/01/38	(Call 05/01/23)	1,500	1,578,270
4.00%, 05/01/39	(Call 05/01/23)	2,000	2,097,820
4.00%, 05/01/40	(Call 05/01/23)	1,460	1,527,598
Series A
4.00%, 07/01/37	(Call 07/01/25)	2,000	2,143,240
4.00%, 04/01/42	(Call 04/01/21)	8,900	9,244,430
5.00%, 04/01/19		1,000	1,129,860
5.00%, 07/01/25		1,000	1,269,990
5.00%, 07/01/26		3,040	3,892,902
5.00%, 03/01/34	(Call 03/01/19)	460	511,893
5.00%, 07/01/36	(Call 07/01/25)	2,500	2,978,575
5.00%, 03/01/39	(Call 03/01/19)	1,975	2,189,149

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.25%, 08/01/21		$600	$730,998
5.50%, 08/01/30	(AMBAC)	5,110	6,809,739
Series B
5.00%, 08/01/16		2,250	2,295,675
5.00%, 08/01/17		1,215	1,293,307
5.00%, 08/01/19		1,035	1,182,394
5.00%, 08/01/21		2,000	2,410,420
5.25%, 08/01/16	(AGM)	3,635	3,712,644
5.25%, 08/01/20		745	884,173
5.25%, 08/01/21		425	517,790
5.25%, 08/01/21	(AGM)	1,585	1,931,053
5.25%, 08/01/22		1,100	1,365,925
5.25%, 09/01/22	(AGM)	600	746,532
5.25%, 08/01/23		1,075	1,353,629
5.25%, 09/01/23	(AGM)	215	271,216
5.25%, 09/01/24	(AGM)	1,820	2,334,059
Series C
4.00%, 07/01/45	(Call 07/01/25)	1,500	1,578,810
5.00%, 08/01/19		3,600	4,112,676
5.00%, 08/01/19	(PR 08/01/17) (AGM)	1,000	1,062,460
5.00%, 08/01/22		2,500	3,066,000
5.00%, 07/01/23	(Call 07/01/22)	3,000	3,689,730
5.00%, 08/01/25		2,000	2,543,740
5.00%, 08/01/27	(PR 08/01/17) (AGM)	2,800	2,974,888
5.00%, 08/01/32	(PR 08/01/17) (AMBAC)	900	956,214
5.25%, 08/01/25	(PR 08/01/17) (AGM)	7,300	7,781,727
Series D
4.75%, 08/01/24	(PR 08/01/16)	1,000	1,019,020
5.00%, 08/01/22	(PR 08/01/16)	200	204,014
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,209,920
5.00%, 08/01/33	(Call 08/01/21)	6,205	7,265,683
5.50%, 10/01/16		2,450	2,525,778
5.50%, 08/01/17		1,000	1,071,530
5.50%, 10/01/17		1,050	1,133,234
5.50%, 10/01/18		400	449,996
5.50%, 10/01/19	(AMBAC)	2,355	2,747,155
Series E
4.50%, 08/01/43	(Call 08/01/21)	2,075	2,257,807
5.00%, 11/01/25	(AMBAC)	2,115	2,701,764

Security		Principal (000s)	Value
5.00%, 08/01/35	(Call 08/01/21)	$1,650	$1,921,821
5.00%, 08/01/39	(Call 08/01/21)	2,500	2,920,275
5.00%, 08/01/40	(Call 08/01/21)	2,165	2,521,662
Commonwealth of Massachusetts RB
5.50%, 01/01/30	(NPFGC-FGIC)	1,110	1,463,846
5.50%, 01/01/34	(NPFGC-FGIC)	1,500	2,005,140
Series A
5.50%, 06/01/16	(AGM)	1,000	1,013,580
5.50%, 06/01/21	(AGM)	1,350	1,656,626
Commonwealth of Massachusetts Transportation Fund Revenue RB
5.00%, 06/01/44	(Call 06/01/24)	3,000	3,464,220
Series A
4.00%, 06/01/45	(Call 06/01/25)	2,500	2,650,800
Massachusetts Bay Transportation Authority RB
5.25%, 07/01/28		1,450	1,906,301
Series A
5.00%, 07/01/28		130	167,436
5.00%, 07/01/31		2,870	3,719,663
5.25%, 07/01/21		765	930,936
5.25%, 07/01/30		3,635	4,791,948
5.25%, 07/01/34	(PR 07/01/18)	1,445	1,599,023
5.25%, 07/01/34	(Call 07/01/18)	5,100	5,589,192
Series B
5.25%, 07/01/17		600	638,562
5.25%, 07/01/19		1,395	1,602,590
5.25%, 07/01/21		2,220	2,701,540
Series C
5.00%, 07/01/31	(PR 07/01/18)	1,000	1,099,820
5.00%, 07/01/34	(PR 07/01/18)	2,450	2,694,559
5.50%, 07/01/16		1,410	1,435,352
5.50%, 07/01/17	(ETM)	10	10,661
5.50%, 07/01/18		1,000	1,114,120
Massachusetts Clean Water Trust (The) RB
2.00%, 08/01/16		5,500	5,540,865
5.00%, 08/01/18		2,000	2,210,260
5.00%, 08/01/20		1,800	2,121,084
5.00%, 08/01/24		1,000	1,268,160
5.00%, 08/01/26		2,000	2,572,240
5.25%, 08/01/19		1,500	1,728,360

56	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.25%, 08/01/20		$1,000	$1,188,240
5.25%, 08/01/21		500	610,590
Series A
5.25%, 08/01/19		1,000	1,152,240
Massachusetts Department of Transportation RB
Series A
0.00%, 01/01/28	(NPFGC)	1,000	749,540
5.00%, 01/01/20	(ETM)	185	202,434
Series B
5.00%, 01/01/18		720	775,908
5.00%, 01/01/27	(Call 01/01/20)	2,175	2,487,678
5.00%, 01/01/37	(Call 01/01/20)	1,000	1,120,130
Massachusetts Development Finance Agency RB
5.00%, 01/01/41	(Call 01/01/25)	1,000	1,111,540
Massachusetts School Building Authority RB
Series A
4.50%, 08/15/35	(Call 08/15/17) (AMBAC)	3,000	3,128,430
5.00%, 08/15/22		1,000	1,230,960
5.00%, 08/15/23	(Call 08/15/22)	1,500	1,849,725
5.00%, 08/15/26	(Call 08/15/22)	1,075	1,316,832
5.00%, 08/15/37	(PR 08/15/17) (AMBAC)	2,840	3,023,663
5.00%, 08/15/37	(Call 08/15/17) (AMBAC)	10	10,560
5.00%, 05/15/43	(Call 05/15/23)	4,070	4,696,780
5.00%, 11/15/45	(Call 11/15/25)	7,500	8,762,100
Series B
4.00%, 01/15/45	(Call 01/15/25)	2,000	2,075,680
5.00%, 08/15/19		3,000	3,431,760
5.00%, 10/15/19		1,000	1,150,360
5.00%, 08/15/20		2,000	2,356,340
5.00%, 10/15/21		1,035	1,255,010
5.00%, 08/15/28	(Call 08/15/22)	1,000	1,212,290
5.00%, 08/15/30	(Call 08/15/22)	4,000	4,802,200
5.00%, 10/15/35	(Call 10/15/21)	1,000	1,170,300
5.00%, 10/15/41	(Call 10/15/21)	2,750	3,227,372
Series C
4.00%, 08/15/36	(Call 08/15/25)	1,000	1,075,850
5.00%, 08/15/27	(Call 08/15/25)	2,000	2,504,840

Security		Principal (000s)	Value
5.00%, 08/15/31	(Call 08/15/25)	$2,000	$2,432,100
5.00%, 08/15/37	(Call 08/15/25)	1,500	1,775,340
Massachusetts State College Building Authority RB
Series B
5.00%, 05/01/43	(Call 05/01/22) (GTD)	750	857,063
Massachusetts Water Resources Authority RB
5.25%, 08/01/17		445	475,330
Series A
5.00%, 08/01/40	(Call 08/01/20)	1,700	1,938,969
Series B
5.00%, 08/01/21	(Call 08/01/19)	500	572,530
5.00%, 08/01/36	(Call 08/01/21)	1,000	1,164,740
5.00%, 08/01/39	(Call 08/01/19)	1,445	1,619,007
5.25%, 08/01/23	(AGM)	1,000	1,270,170
5.25%, 08/01/28	(AGM)	1,000	1,322,570
5.25%, 08/01/31	(AGM)	800	1,066,712
Series C
5.25%, 08/01/42	(Call 08/01/21)	1,000	1,167,460
Series J
5.25%, 08/01/16	(AGM)	1,365	1,393,965
5.25%, 08/01/17	(ETM) (AGM)	55	58,670
Metropolitan Boston Transit Parking Corp. RB
5.25%, 07/01/33	(Call 07/01/21)	2,000	2,338,040
University of Massachusetts Building Authority RB
Series 1
4.00%, 11/01/45	(Call 11/01/25)	2,500	2,601,725
5.00%, 11/01/40	(Call 11/01/25)	2,500	2,928,425
5.00%, 11/01/44	(Call 11/01/24)	1,445	1,668,961

			277,270,236
MICHIGAN — 0.84%
City of Detroit MI GOL
5.00%, 11/01/30	(Call 11/01/20) (SAW)	1,000	1,074,950
Detroit City School District GO
Series A
5.25%, 05/01/30	(AGM)	2,500	3,033,400

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Michigan Finance Authority RB
5.00%, 07/01/20	(Call 07/01/19)	$6,050	$6,888,711
5.00%, 07/01/21	(Call 07/01/18)	4,500	4,957,020
5.00%, 07/01/22	(Call 07/01/16)	2,000	2,037,240
Series A
5.00%, 01/01/17		975	1,012,771
5.00%, 07/01/17		1,200	1,273,632
5.00%, 07/01/18		2,000	2,203,580
5.00%, 07/01/19		1,875	2,135,925
Series B
5.00%, 01/01/22	(Call 01/01/18)	1,780	1,922,667
Series C-3
5.00%, 07/01/24	(AGM)	1,000	1,211,400
5.00%, 07/01/32	(Call 07/01/24) (AGM)	1,000	1,146,550
Series D1
5.00%, 07/01/22	(AGM)	1,000	1,193,200
Series D2
5.00%, 07/01/26	(Call 07/01/24) (AGM)	1,000	1,189,180
Michigan State Building Authority RB
5.00%, 04/15/20		1,500	1,736,820
5.00%, 04/15/28	(Call 10/15/25)	3,000	3,656,130
5.00%, 04/15/38	(Call 10/15/25)	3,000	3,479,340
Series I
5.00%, 10/15/29	(Call 10/15/23)	1,000	1,174,010
Series IA
0.00%, 10/15/30	(PR 10/15/16) (NPFGC-FGIC)	210	104,729
0.00%, 10/15/30	(Call 10/15/16) (NPFGC-FGIC)	290	143,489
5.00%, 10/15/32	(PR 10/15/16) (NPFGC-FGIC)	575	591,733
5.00%, 10/15/32	(Call 10/15/16) (NPFGC-FGIC)	695	712,716
Series II
5.38%, 10/15/41	(Call 10/15/21)	2,000	2,312,340
State of Michigan GO
Series A
5.00%, 05/01/17		200	210,626
5.00%, 05/01/19	(Call 05/01/18)	230	251,912
5.00%, 11/01/20	(Call 11/01/18)	760	846,518
5.25%, 11/01/22	(Call 11/01/18)	200	223,806

Security		Principal (000s)	Value
State of Michigan RB
5.25%, 09/15/20	(Call 09/15/17) (AGM)	$1,310	$1,403,036
5.25%, 09/15/21	(Call 09/15/17) (AGM)	2,240	2,399,085
State of Michigan Trunk Line Revenue RB
5.00%, 11/01/20	(Call 11/01/19)	1,705	1,953,487

			52,480,003
MINNESOTA — 0.59%
Minneapolis-St Paul Metropolitan Airports Commission RB
Series B
4.50%, 01/01/32	(Call 01/01/17) (NPFGC-FGIC)	1,000	1,024,470
Minnesota Public Facilities Authority RB
Series A
5.00%, 03/01/20		1,000	1,161,240
Series B
5.00%, 03/01/19		510	575,061
Southern Minnesota Municipal Power Agency RB
Series A
5.25%, 01/01/17	(AMBAC)	1,500	1,560,855
State of Minnesota GO
5.00%, 08/01/16		200	204,016
5.00%, 08/01/17		800	851,168
5.00%, 08/01/19	(PR 08/01/17)	1,000	1,061,420
5.00%, 08/01/25	(PR 08/01/17)	2,000	2,122,840
Series 2010D
5.00%, 08/01/22	(Call 08/01/20)	1,650	1,932,199
Series A
5.00%, 08/01/18		700	773,234
5.00%, 08/01/19		1,000	1,143,080
5.00%, 08/01/25	(Call 08/01/20)	1,600	1,871,696
Series D
5.00%, 08/01/18		2,000	2,209,240
5.00%, 08/01/19		2,500	2,857,700
5.00%, 08/01/20		640	753,248
5.00%, 08/01/23		1,000	1,252,350
5.00%, 08/01/24		2,000	2,536,320

58	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Series F
4.00%, 08/01/17		$2,000	$2,099,600
5.00%, 10/01/17		4,500	4,819,680
5.00%, 10/01/20		1,500	1,773,990
Series H
5.00%, 11/01/19		500	576,295
State of Minnesota RB
Series B
5.00%, 03/01/19		500	562,565
5.00%, 03/01/29	(Call 03/01/22)	1,000	1,180,560
Western Minnesota Municipal Power Agency RB
Series A
5.00%, 01/01/46	(Call 01/01/24)	2,000	2,277,500

			37,180,327
MISSISSIPPI — 0.15%
Mississippi Development Bank RB
5.00%, 03/01/41	(Call 03/01/16) (SGI)	250	250,068
State of Mississippi GO
Series A
5.00%, 10/01/31	(Call 10/01/21)	1,000	1,161,170
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,161,170
Series C
5.00%, 10/01/19		1,075	1,235,024
5.00%, 10/01/24		1,000	1,255,160
5.00%, 10/01/27	(Call 10/01/25)	3,420	4,247,879

			9,310,471
MISSOURI — 0.69%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB
Series A
5.00%, 10/01/33	(Call 10/01/22)	2,000	2,312,160
City of Kansas City MO RB
Series C
5.25%, 04/01/40	(Call 04/01/18)	500	538,815
City of Springfield MO Public Utility Revenue RB
4.00%, 08/01/31	(Call 08/01/25)	2,000	2,204,480
Metropolitan St Louis Sewer District RB
Series A
5.00%, 05/01/42	(Call 05/01/22)	3,000	3,446,760

Security		Principal (000s)	Value
Missouri Highway & Transportation Commission RB
5.00%, 05/01/16		$2,000	$2,016,660
5.00%, 05/01/17		1,240	1,306,241
5.00%, 05/01/19		1,200	1,360,920
5.00%, 02/01/20	(Call 02/01/17)	3,000	3,129,360
5.25%, 05/01/18	(PR 05/01/17)	600	633,510
5.25%, 05/01/19	(PR 05/01/17)	2,550	2,692,417
5.25%, 05/01/20	(PR 05/01/17)	2,500	2,639,625
Series 2014A
5.00%, 05/01/25	(Call 05/01/24)	4,000	5,012,440
Series A
5.00%, 05/01/23		1,000	1,249,510
5.00%, 05/01/24		1,000	1,264,440
Series B
5.00%, 05/01/21		2,000	2,404,520
5.00%, 05/01/22	(PR 05/01/16)	1,070	1,078,913
5.00%, 05/01/23	(PR 05/01/16)	1,500	1,512,495
5.00%, 05/01/26	(PR 05/01/16)	5,000	5,041,650
Missouri Joint Municipal Electric Utility Commission RB
Series A
5.00%, 01/01/42	(PR 01/01/17) (AMBAC)	2,000	2,076,780
University of Missouri RB
Series A
5.00%, 11/01/19		1,055	1,217,502

			43,139,198
NEBRASKA — 0.11%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/37	(Call 09/01/22)	1,000	1,168,770
Nebraska Public Power District RB
Series A-2
5.00%, 01/01/40	(Call 01/01/22)	1,000	1,134,390
Omaha Public Power District RB
Series A
5.00%, 02/01/37	(Call 02/01/22)	2,000	2,298,540
Series B
5.00%, 02/01/31	(Call 08/01/24)	1,000	1,212,460
5.00%, 02/01/42	(Call 02/01/21)	1,000	1,099,030

			6,913,190

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
NEVADA — 0.94%
Clark County School District GOL
Series 2015D
5.00%, 06/15/28	(Call 12/15/25)	$1,000	$1,225,970
Series A
5.00%, 06/15/22	(Call 06/15/18)	1,500	1,648,290
5.00%, 06/15/25	(Call 06/15/17) (NPFGC)	1,350	1,463,265
5.00%, 06/15/27	(PR 06/15/18)	10,500	11,527,320
Series B
5.00%, 06/15/19	(Call 06/15/17) (AMBAC)	1,415	1,496,051
Series C
5.00%, 06/15/22	(Call 12/15/17)	1,775	1,907,468
Clark County Water Reclamation District GOL
Series A
5.25%, 07/01/38	(Call 07/01/19)	1,000	1,125,510
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18		7,010	7,694,246
5.13%, 07/01/36	(Call 01/01/20)	4,480	5,007,072
Series C
5.00%, 07/01/23	(Call 07/01/19) (AGM)	500	563,575
5.00%, 07/01/25	(Call 07/01/19) (AGM)	2,500	2,810,000
County of Clark NV RB
5.00%, 07/01/30	(Call 01/01/20)	1,000	1,121,720
Las Vegas Valley Water District GOL
4.00%, 06/01/39	(Call 12/01/24)	2,000	2,093,220
Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	1,145,150
State of Nevada GOL
5.00%, 03/01/22		1,000	1,216,020
5.00%, 06/01/27	(PR 06/01/18)	3,000	3,288,960
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28	(Call 06/01/26)	5,000	6,261,900
State of Nevada RB
5.00%, 06/01/16		2,650	2,682,515
5.00%, 12/01/16		1,670	1,729,035

Security		Principal (000s)	Value
5.00%, 06/01/17		$2,520	$2,663,867

			58,671,154
NEW HAMPSHIRE — 0.00%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/17		25	26,650

			26,650
NEW JERSEY — 4.31%
Essex County Improvement Authority RB
5.25%, 12/15/20	(AMBAC)	1,000	1,194,560
Garden State Preservation Trust RB
Series A
5.75%, 11/01/28	(AGM)	1,500	1,872,105
Series C
5.13%, 11/01/16	(AGM)	1,865	1,921,118
5.13%, 11/01/18	(AGM)	1,000	1,106,800
5.25%, 11/01/20	(AGM)	700	818,916
New Jersey Building Authority RB
Series A
5.00%, 06/15/18		1,000	1,070,750
New Jersey Economic Development Authority RB
5.00%, 12/15/17	(ETM)	1,200	1,292,268
5.00%, 12/15/17		50	53,054
5.00%, 03/01/19	(PR 03/01/18)	2,165	2,352,359
5.00%, 06/15/19		1,055	1,144,232
5.00%, 06/15/21		2,000	2,216,620
5.00%, 06/15/22		2,000	2,219,120
5.00%, 06/15/22	(AGM)	1,500	1,745,145
5.00%, 06/15/23	(Call 06/15/22)	1,000	1,100,970
5.00%, 06/15/25	(Call 06/15/22)	1,000	1,084,310
5.00%, 03/01/26	(Call 03/01/22)	1,000	1,078,200
5.00%, 06/15/26	(Call 06/15/25)	5,500	6,030,660
5.00%, 06/15/28	(Call 06/15/22)	1,050	1,123,143
5.25%, 06/15/31	(Call 06/15/25)	2,500	2,736,375
5.25%, 06/15/40	(Call 06/15/25)	1,000	1,070,510
Series A
5.00%, 05/01/17		1,100	1,147,102
5.00%, 07/01/29	(Call 03/31/16) (NPFGC)	200	201,040

60	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.25%, 07/01/16	(Call 03/31/16) (NPFGC)	$380	$383,781
5.25%, 07/01/17	(Call 03/31/16) (NPFGC)	3,050	3,098,769
Series AA
5.50%, 12/15/29	(Call 06/15/19)	250	272,755
Series EE
5.25%, 09/01/24	(Call 03/01/21)	750	819,135
Series GG
5.00%, 09/01/21	(Call 03/01/21) (SAP)	1,000	1,100,750
5.00%, 09/01/22	(Call 03/01/21) (SAP)	250	272,108
5.25%, 09/01/25	(Call 03/01/21) (SAP)	1,825	1,990,600
5.25%, 09/01/27	(Call 03/01/21) (SAP)	585	634,146
Series II
5.00%, 03/01/23	(Call 03/01/22)	2,000	2,191,540
5.00%, 03/01/25	(Call 03/01/22)	2,000	2,164,640
Series K
5.50%, 12/15/19	(AMBAC)	3,345	3,724,925
Series N-1
5.50%, 09/01/26	(AMBAC)	1,000	1,169,430
Series NN
5.00%, 03/01/19		3,000	3,371,550
5.00%, 03/01/21		2,000	2,209,140
5.00%, 03/01/22		4,000	4,432,200
5.00%, 03/01/24	(Call 03/01/23)	4,000	4,401,280
5.00%, 03/01/25	(Call 03/01/23)	3,590	3,922,075
5.00%, 03/01/30	(Call 03/01/23)	2,000	2,131,000
Series PP
5.00%, 06/15/19		1,925	2,092,109
5.00%, 06/15/26	(Call 06/15/24)	3,000	3,268,110
5.00%, 06/15/27	(Call 06/15/24)	3,000	3,247,860
5.00%, 06/15/31	(Call 06/15/24)	2,500	2,667,575
Series UU
5.00%, 06/15/40	(Call 06/15/24)	1,500	1,568,250
Series W
5.00%, 03/01/16		385	385,104
Series Y
5.00%, 09/01/33	(PR 09/01/18)	820	907,420

Security		Principal (000s)	Value
New Jersey Educational Facilities Authority RB
4.38%, 09/01/20	(Call 09/01/16) (AGM)	$505	$515,231
Series A
5.00%, 09/01/16	(Call 03/28/16) (AGM)	225	225,934
5.00%, 09/01/17	(Call 03/28/16) (AGM)	500	502,060
5.00%, 07/01/26	(Call 07/01/24)	1,650	2,073,126
Series B
4.50%, 07/01/37	(PR 07/01/16) (NPFGC)	620	628,748
New Jersey Institute of Technology/NJ RB
Series A
5.00%, 07/01/45	(Call 07/01/25)	2,500	2,796,425
New Jersey State Turnpike Authority RB
Series A
5.00%, 01/01/31	(Call 07/01/24)	6,500	7,662,525
5.00%, 01/01/32	(Call 01/01/22)	1,000	1,156,760
5.00%, 01/01/35	(Call 01/01/22)	2,000	2,264,200
5.00%, 01/01/38	(Call 07/01/22)	6,000	6,806,340
5.00%, 01/01/43	(Call 07/01/22)	8,000	9,005,600
Series B
5.00%, 01/01/19		5,180	5,767,723
5.00%, 01/01/21		1,000	1,174,500
5.00%, 01/01/25	(Call 01/01/23)	1,000	1,192,250
5.00%, 01/01/27	(Call 01/01/23)	2,000	2,360,660
5.00%, 01/01/28	(Call 01/01/23)	2,500	2,936,925
5.00%, 01/01/29	(Call 01/01/23)	1,400	1,640,800
Series E
5.25%, 01/01/40	(Call 01/01/19)	2,500	2,748,550
Series H
5.00%, 01/01/36	(Call 01/01/19)	1,500	1,644,915
Series I
5.00%, 01/01/31	(Call 01/01/20)	1,970	2,201,219
5.00%, 01/01/35	(Call 01/01/20)	1,760	1,954,814
New Jersey Transit Corp. COP
5.00%, 09/15/17	(NPFGC-FGIC)	690	736,409
New Jersey Transit Corp. RB
Series A
5.00%, 09/15/18		1,500	1,623,555

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/19		$2,360	$2,611,458
5.25%, 12/15/21	(NPFGC)	695	801,405
Series A
0.00%, 12/15/25		2,085	1,390,737
0.00%, 12/15/28		4,140	2,325,728
0.00%, 12/15/29		3,290	1,731,001
0.00%, 12/15/30		1,000	493,580
0.00%, 12/15/31		5,025	2,346,474
0.00%, 12/15/32		400	176,540
0.00%, 12/15/33		930	386,889
0.00%, 12/15/34		1,055	415,491
0.00%, 12/15/35		11,710	4,321,458
0.00%, 12/15/37		700	229,635
0.00%, 12/15/38		4,145	1,297,758
0.00%, 12/15/39		8,700	2,558,670
0.00%, 12/15/40		2,500	691,675
4.75%, 12/15/37	(Call 12/15/17) (AMBAC)	525	535,558
5.00%, 06/15/18		1,000	1,072,220
5.00%, 12/15/34	(Call 12/15/17) (AMBAC)	1,900	1,972,922
5.00%, 06/15/42	(Call 06/15/22)	5,000	5,213,300
5.25%, 12/15/20		3,080	3,443,656
5.25%, 12/15/21		600	676,716
5.25%, 12/15/21	(ETM) (NPFGC)	5	6,147
5.25%, 12/15/22		695	786,657
5.50%, 12/15/16	(AGM)	1,500	1,558,140
5.50%, 12/15/21		2,910	3,320,688
5.50%, 12/15/22		2,200	2,523,620
5.50%, 12/15/23		1,500	1,723,605
5.50%, 06/15/41	(Call 06/15/21) (SAP)	400	431,536
5.75%, 06/15/17		1,060	1,121,204
Series AA
4.00%, 06/15/27	(Call 06/15/22) (SAP)	1,500	1,523,550
5.00%, 06/15/20		85	93,469
5.00%, 06/15/22	(SAP)	1,275	1,420,018
5.00%, 06/15/23	(Call 06/15/22) (SAP)	4,150	4,570,644

Security		Principal (000s)	Value
5.00%, 06/15/25	(Call 06/15/24)	$1,000	$1,108,240
5.00%, 06/15/38	(Call 06/15/24)	3,000	3,151,440
5.00%, 06/15/44	(Call 06/15/23)	1,000	1,042,730
5.25%, 06/15/41	(Call 06/15/25)	1,000	1,074,470
Series B
5.00%, 06/15/42	(Call 06/15/21)	7,815	8,101,029
5.25%, 06/15/22	(Call 06/15/21)	560	624,350
5.25%, 12/15/22	(AMBAC)	1,900	2,154,315
5.25%, 06/15/36	(Call 06/15/21)	2,000	2,124,960
5.50%, 12/15/20	(NPFGC-FGIC)	3,000	3,449,070
5.50%, 12/15/21	(NPFGC)	500	583,275
5.50%, 06/15/31	(Call 06/15/21)	1,000	1,093,870
Series C
0.00%, 12/15/24	(AMBAC)	1,665	1,166,482
0.00%, 12/15/28	(AMBAC)	3,130	1,820,971
0.00%, 12/15/30	(NPFGC)	3,500	1,838,340
0.00%, 12/15/31	(NPFGC-FGIC)	500	247,200
0.00%, 12/15/32	(AGM)	5,000	2,439,150
0.00%, 12/15/35	(AMBAC)	3,990	1,600,030
5.50%, 12/15/17	(AGM)	2,385	2,557,936
Series D
5.00%, 12/15/24		2,020	2,258,138
5.00%, 06/15/32	(Call 12/15/24)	5,000	5,336,750
5.25%, 12/15/23		1,000	1,132,020
New Jersey Turnpike Authority RB
Series A
5.00%, 01/01/34	(Call 01/01/26)	2,000	2,351,580
Series B
5.00%, 01/01/20		1,745	1,997,973
Series E
5.00%, 01/01/34	(Call 01/01/25)	2,000	2,327,020
5.00%, 01/01/45	(Call 01/01/25)	7,000	7,951,580
State of New Jersey GO
5.00%, 06/01/27	(Call 06/01/25)	2,000	2,388,000
5.00%, 06/01/32	(Call 06/01/25)	1,500	1,738,185
Series H
5.25%, 07/01/16		1,240	1,260,510
Series L
5.25%, 07/15/16	(AMBAC)	725	738,340
5.25%, 07/15/17	(AMBAC)	1,000	1,057,350
5.25%, 07/15/19	(AMBAC)	420	473,546
Series Q
5.00%, 08/15/19		1,000	1,121,850
5.00%, 08/15/20		1,000	1,146,360

62	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.00%, 08/15/21	(Call 08/15/20)	$500	$569,910

			270,423,997
NEW MEXICO — 0.06%
New Mexico Finance Authority RB
Series B
5.00%, 06/15/20		500	585,550
5.00%, 06/15/23	(Call 06/15/20)	2,250	2,602,418
State of New Mexico Severance Tax Permanent Fund RB
Series D
5.00%, 07/01/16		500	508,110

			3,696,078
NEW YORK — 20.15%
Battery Park City Authority RB
Series A
5.00%, 11/01/24	(Call 11/01/23)	1,550	1,957,092
Brooklyn Arena Local Development Corp. RB
0.00%, 07/15/33		500	229,020
6.38%, 07/15/43	(Call 01/15/20)	1,875	2,172,037
City of New York NY GO
5.00%, 08/01/18	(Call 08/01/17)	3,990	4,326,289
5.00%, 08/01/18	(PR 08/01/17)	10	10,630
5.00%, 10/01/18	(PR 10/01/17)	475	508,350
5.00%, 10/01/20	(PR 10/01/17)	195	208,691
5.00%, 08/01/26	(Call 08/01/25)	1,750	2,184,752
Series 1
5.00%, 08/01/17		1,200	1,276,188
Series A
5.00%, 08/01/22		2,000	2,437,760
5.00%, 08/01/24		3,000	3,749,730
5.00%, 08/01/26	(Call 08/01/16)	990	1,009,770
5.00%, 08/01/26	(PR 08/01/16)	10	10,197
5.00%, 08/01/28	(PR 08/01/16)	10	10,197
5.00%, 08/01/28	(Call 08/01/16)	1,000	1,019,750
5.00%, 08/01/31	(Call 08/01/24)	2,500	2,995,050
5.00%, 08/01/32	(Call 08/01/24)	1,000	1,191,300
Series A-1
5.00%, 08/01/17		355	377,539
5.00%, 08/01/30	(Call 08/01/21)	500	588,590
5.00%, 08/01/31	(Call 08/01/21)	710	832,170
5.00%, 08/01/32	(Call 08/01/21)	1,000	1,169,240
5.25%, 08/15/23	(Call 08/15/18)	4,850	5,377,486

Security		Principal (000s)	Value
Series B
5.00%, 08/01/16		$1,000	$1,020,080
5.00%, 08/01/17		3,000	3,190,470
5.00%, 08/01/18		2,750	3,034,185
5.00%, 08/01/19		1,000	1,139,010
5.00%, 08/01/20		1,600	1,871,744
Series B-1
5.25%, 09/01/16		2,060	2,111,933
5.25%, 09/01/20	(Call 09/01/18)	500	557,420
5.25%, 09/01/23	(Call 09/01/18)	1,385	1,538,195
5.25%, 09/01/24	(Call 09/01/18)	1,000	1,109,020
Series C
5.00%, 08/01/17		1,100	1,169,839
5.00%, 08/01/24	(Call 08/01/19)	2,000	2,281,580
5.00%, 08/01/27	(Call 02/01/25)	4,000	4,900,960
5.00%, 08/01/28	(Call 02/01/26)	3,500	4,291,880
5.25%, 08/01/17		250	266,758
5.25%, 08/01/18		480	532,483
Series C-1
5.00%, 10/01/18	(Call 10/01/17)	25	26,799
5.00%, 10/01/19	(Call 10/01/17)	2,300	2,461,713
5.00%, 10/01/20	(Call 10/01/17)	285	304,756
5.00%, 10/01/22	(Call 10/01/17)	805	863,202
5.00%, 10/01/24	(Call 10/01/17) (AGM)	2,255	2,415,421
Series D
5.00%, 08/01/17		1,500	1,595,235
5.00%, 08/01/18		2,000	2,206,680
5.00%, 08/01/19		4,000	4,556,040
5.00%, 08/01/22		2,000	2,437,760
5.00%, 08/01/24	(Call 02/01/23)	2,000	2,463,020
5.00%, 08/01/25	(Call 02/01/23)	2,500	3,055,175
Series D-1
5.00%, 10/01/25	(Call 10/01/21)	1,000	1,200,310
5.00%, 10/01/26	(Call 10/01/21)	4,090	4,890,372
5.00%, 10/01/32	(Call 10/01/21)	1,685	1,978,038
5.13%, 12/01/27	(PR 12/01/17)	820	885,223
5.13%, 12/01/27	(Call 12/01/17)	680	733,951
Series E
5.00%, 08/01/16		2,600	2,652,208
5.00%, 08/01/19		100	113,901
5.00%, 08/01/21	(Call 08/01/19)	1,000	1,146,640
5.00%, 08/01/22	(Call 08/01/19)	400	458,072

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.00%, 08/01/25	(Call 08/01/19)	$2,460	$2,804,572
5.00%, 08/01/27	(Call 08/01/19)	1,410	1,604,411
Series E-1
6.25%, 10/15/28	(PR 10/15/18)	1,200	1,374,432
6.25%, 10/15/28	(Call 10/15/18)	50	57,236
Series F
5.00%, 08/01/29	(Call 02/01/22)	30	35,559
5.00%, 08/01/31	(Call 02/01/22)	2,750	3,217,032
Series G
5.00%, 08/01/21		5,000	5,984,750
5.00%, 08/01/22		2,785	3,196,627
5.00%, 08/01/23		3,000	3,703,680
5.00%, 08/01/24	(Call 08/01/17)	1,045	1,082,566
5.00%, 08/01/24	(PR 08/01/17)	100	106,302
Series G-1
5.00%, 04/01/25	(Call 04/01/22)	2,500	3,008,575
5.00%, 04/01/26	(Call 04/01/22)	3,635	4,358,074
Series I
5.00%, 08/01/16		5,500	5,610,440
5.00%, 08/01/18		3,275	3,613,438
5.00%, 08/01/22		2,000	2,437,760
5.00%, 08/01/27	(Call 08/01/22)	17,035	20,646,250
5.00%, 03/01/30	(Call 03/01/24)	1,000	1,196,260
Series I-1
5.00%, 08/01/17		2,500	2,658,725
5.00%, 08/01/18		215	237,218
5.00%, 08/01/19		2,300	2,619,723
5.00%, 04/01/24	(PR 04/01/16)	1,295	1,300,491
5.38%, 04/01/36	(Call 04/01/19)	2,500	2,826,575
Series J
3.00%, 08/01/16		5,200	5,260,580
5.00%, 08/01/17		3,515	3,738,167
5.00%, 08/01/18		1,000	1,103,340
5.00%, 08/01/21		1,010	1,208,920
5.00%, 08/01/22		1,500	1,828,320
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,501,900
Series J-1
5.00%, 05/15/25	(Call 05/15/19)	275	311,410
5.00%, 05/15/31	(Call 05/15/19)	1,500	1,687,545
Series L-1
5.00%, 04/01/27	(Call 04/01/18)	1,200	1,300,800
City of New York NY GOL Series F-1
5.00%, 06/01/36	(Call 06/01/25)	1,100	1,295,085

Security		Principal (000s)	Value
Hudson Yards Infrastructure Corp. RB
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	$2,160	$2,221,992
5.00%, 02/15/47	(Call 02/15/17)	6,425	6,644,928
5.00%, 02/15/47	(Call 02/15/21) (AGM)	1,000	1,124,060
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	2,725	2,818,277
5.25%, 02/15/47	(Call 02/15/21)	1,250	1,421,475
5.75%, 02/15/47	(Call 02/15/21)	3,500	4,067,735
Long Island Power Authority RB
Series 2015B
5.00%, 09/01/45	(Call 09/01/25)	1,000	1,135,990
Series A
4.00%, 09/01/39	(Call 09/01/24) (AGM)	2,000	2,089,500
5.00%, 12/01/26	(Call 06/01/16) (SGI)	1,200	1,212,996
5.00%, 09/01/37	(Call 09/01/22)	2,355	2,615,322
5.00%, 09/01/44	(Call 09/01/24)	1,000	1,129,930
5.25%, 12/01/20	(PR 06/01/16) (NPFGC-FGIC)	2,000	2,025,240
5.50%, 04/01/22	(Call 04/01/19)	500	558,335
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	1,100	1,254,561
5.75%, 04/01/39	(Call 04/01/19)	3,700	4,150,845
6.00%, 05/01/33	(PR 05/01/19)	1,000	1,161,520
Series B
5.00%, 09/01/29	(Call 09/01/22)	1,750	2,009,280
5.75%, 04/01/25	(PR 04/01/19)	1,050	1,207,385
5.75%, 04/01/33	(PR 04/01/19)	1,395	1,604,097
Series E
5.00%, 12/01/17	(Call 12/01/16)	595	616,027
5.00%, 12/01/17	(Call 12/01/16) (NPFGC-FGIC)	725	750,397
5.00%, 12/01/18	(Call 12/01/16) (NPFGC)	500	517,260
Series F
5.00%, 05/01/17	(NPFGC)	225	236,619

64	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	$1,000	$1,125,500
5.00%, 11/15/29	(Call 11/15/25)	2,000	2,421,960
5.00%, 11/15/35	(Call 11/15/25)	2,000	2,349,460
Series A
0.00%, 11/15/30		7,000	4,463,690
5.00%, 11/15/18		250	278,638
5.00%, 11/15/23	(Call 11/15/22)	1,500	1,848,240
5.00%, 11/15/25	(Call 11/15/22)	1,000	1,223,450
5.00%, 11/15/26	(Call 11/15/22)	1,535	1,859,438
5.00%, 11/15/29	(Call 11/15/22)	2,000	2,415,660
5.00%, 11/15/30	(Call 05/15/23)	1,110	1,305,749
5.00%, 11/15/35	(Call 11/15/16)	1,400	1,440,418
5.00%, 11/15/38	(Call 05/15/23)	3,050	3,496,001
5.00%, 11/15/41	(Call 11/15/21)	500	576,295
5.00%, 11/15/43	(Call 05/15/23)	4,265	4,843,846
5.00%, 11/15/46	(Call 11/15/21)	1,500	1,725,345
5.50%, 11/15/39	(Call 11/15/18)	600	671,712
Series A-1
5.00%, 11/15/16		3,370	3,482,120
5.00%, 11/15/40	(Call 05/15/25)	2,000	2,300,640
5.00%, 11/15/44	(Call 11/15/23)	3,455	3,950,412
5.00%, 11/15/45	(Call 05/15/25)	2,000	2,286,860
Series A1
5.25%, 11/15/56	(Call 05/15/26)	2,300	2,672,416
Series B
4.00%, 11/15/45	(Call 05/15/25)	2,000	2,086,080
4.50%, 11/15/37	(Call 11/15/17)	500	523,510
4.75%, 11/15/31	(PR 11/15/16)	430	443,416
5.00%, 11/15/34	(Call 11/15/19)	6,175	7,003,067
5.25%, 11/15/23	(AMBAC)	210	262,200
Series C
5.00%, 11/15/20		1,305	1,535,646
5.00%, 11/15/30	(Call 11/15/22)	1,000	1,191,230
5.00%, 11/15/41	(Call 11/15/22)	2,000	2,271,360
6.25%, 11/15/23	(Call 11/15/18)	2,700	3,105,324
Series D
5.00%, 11/15/16		2,000	2,066,540
5.00%, 11/15/17		2,550	2,742,397
5.00%, 11/15/21		1,000	1,201,710
5.00%, 11/15/23	(Call 11/15/17)	10,100	10,857,500
5.00%, 11/15/30	(Call 11/15/22)	2,000	2,382,460

Security		Principal (000s)	Value
5.00%, 11/15/34	(Call 11/15/20)	$1,695	$1,974,658
5.00%, 11/15/36	(Call 11/15/21)	2,500	2,921,000
5.00%, 11/15/38	(Call 11/15/23)	2,250	2,599,515
5.25%, 11/15/34	(Call 11/15/20)	280	330,081
5.25%, 11/15/41	(Call 11/15/21)	1,000	1,183,070
Series D-1
5.00%, 11/15/39	(Call 11/15/24)	5,100	5,847,150
Series E
5.00%, 11/15/42	(Call 11/15/22)	2,650	3,007,803
5.00%, 11/15/43	(Call 11/15/23)	2,000	2,288,260
Series F
4.00%, 11/15/30	(Call 11/15/22)	765	821,335
5.00%, 11/15/17		1,070	1,150,732
5.00%, 11/15/18		1,615	1,799,998
5.00%, 11/15/19		1,285	1,475,964
5.00%, 11/15/24	(Call 11/15/22)	1,080	1,311,325
5.00%, 11/15/25	(Call 11/15/22)	5,400	6,583,518
5.00%, 11/15/30	(Call 11/15/22)	1,750	2,084,652
Nassau County Interim Finance Authority RB
Series A
5.00%, 11/15/16		1,000	1,033,650
Series SER
5.00%, 11/15/22		1,000	1,244,860
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.13%, 11/01/23	(PR 11/01/18) (BHAC)	520	581,833
New York City Educational Construction Fund RB Series A
5.75%, 04/01/41	(Call 04/01/21)	600	716,118
New York City Industrial Development Agency RB
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	290	294,762
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	1,550	1,572,165
New York City Municipal Water Finance Authority RB Water Revenue Series EE
5.00%, 06/15/47	(Call 06/15/23)	6,000	6,938,040

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/29	(Call 07/15/22) (SAW)	$835	$988,039
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	1,575	1,662,633
5.00%, 07/15/24	(Call 07/15/22) (SAW)	660	804,309
5.00%, 07/15/31	(Call 07/15/22) (SAW)	1,000	1,170,930
5.00%, 07/15/33	(Call 07/15/22) (SAW)	2,075	2,413,557
5.00%, 07/15/35	(Call 01/15/25) (SAW)	1,500	1,753,905
5.00%, 07/15/36	(Call 01/15/17) (NPFGC-FGIC, SAW)	1,000	1,034,470
5.00%, 07/15/37	(Call 07/15/22) (SAW)	1,000	1,149,050
5.00%, 07/15/40	(Call 01/15/25) (SAW)	3,300	3,797,079
5.50%, 07/15/28	(Call 07/15/18) (SAW)	3,255	3,627,437
Series S-1A
5.00%, 07/15/19	(SAW)	175	199,483
5.00%, 07/15/33	(Call 07/15/21) (SAW)	1,000	1,161,850
5.25%, 07/15/37	(Call 07/15/21) (SAW)	1,500	1,760,220
Series S-2
5.00%, 07/15/33	(Call 07/15/25) (SAW)	2,000	2,373,320
5.00%, 07/15/35	(Call 07/15/25) (SAW)	1,500	1,775,910
6.00%, 07/15/38	(Call 07/15/18) (SAW)	250	279,308
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	5,550	6,258,901
Series S-5
5.00%, 01/15/31	(Call 01/15/19) (SAW)	1,400	1,545,782

Security		Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/16	(ETM)	$190	$195,854
5.00%, 11/01/16		1,265	1,304,860
5.00%, 11/01/17	(ETM)	225	241,472
5.00%, 11/01/17		950	1,021,307
5.00%, 11/01/25	(PR 05/01/17)	695	731,168
5.00%, 11/01/25	(Call 05/01/17)	355	373,119
5.00%, 11/01/27	(PR 11/01/17)	2,800	3,004,988
5.00%, 08/01/28	(Call 08/01/24)	2,350	2,874,543
5.00%, 11/01/30	(Call 05/01/17)	80	83,703
5.00%, 11/01/30	(PR 05/01/17)	170	178,847
5.00%, 08/01/31	(Call 08/01/25)	1,300	1,578,603
5.00%, 05/01/32	(Call 05/01/23)	4,500	5,334,930
5.00%, 11/01/32	(Call 11/01/21)	1,125	1,329,244
5.00%, 02/01/33	(Call 02/01/25)	1,710	2,024,418
5.00%, 02/01/34	(Call 02/01/25)	1,000	1,179,530
5.00%, 08/01/34	(Call 08/01/24)	2,500	2,963,625
5.00%, 02/01/35	(Call 02/01/25)	2,630	3,090,776
5.00%, 08/01/35	(Call 08/01/24)	2,000	2,360,920
5.00%, 08/01/37	(Call 08/01/25)	5,500	6,485,930
5.00%, 08/01/39	(Call 08/01/24)	3,300	3,825,162
5.00%, 02/01/41	(Call 02/01/25)	13,050	15,112,683
Series A
5.00%, 11/01/20		1,000	1,182,960
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,209,470
5.00%, 11/01/23	(Call 11/01/21)	1,000	1,208,970
5.00%, 05/01/28	(Call 05/01/19)	1,710	1,933,394
5.00%, 11/01/35	(Call 11/01/23)	1,000	1,184,250
5.00%, 11/01/38	(Call 11/01/23)	3,500	4,104,625
Series A-1
5.00%, 08/01/29	(Call 08/01/24)	1,610	1,957,132
5.00%, 05/01/36	(Call 05/01/19)	1,000	1,115,620
5.00%, 05/01/38	(Call 05/01/19)	1,260	1,401,095
5.00%, 08/01/38	(Call 08/01/24)	750	873,015
Series B
5.00%, 11/01/18		3,085	3,441,040
5.00%, 11/01/21	(Call 11/01/19)	2,800	3,232,488
5.00%, 02/01/27	(Call 02/01/21)	1,985	2,331,025
5.00%, 11/01/30	(Call 11/01/22)	1,000	1,192,110
Series B-1
5.00%, 11/01/35	(Call 11/01/25)	2,000	2,376,080

66	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Series B1
5.00%, 11/01/40	(Call 05/01/24)	$2,000	$2,303,560
Series C
3.00%, 11/01/16		13,000	13,235,170
5.00%, 11/01/18		2,780	3,100,840
5.00%, 11/01/26	(Call 05/01/24)	1,020	1,256,956
5.00%, 11/01/33	(Call 11/01/20)	6,270	7,261,036
5.00%, 11/01/39	(Call 11/01/20)	1,525	1,760,063
Series D
5.00%, 02/01/24	(Call 02/01/21)	1,250	1,477,337
5.00%, 02/01/31	(Call 02/01/21)	2,500	2,899,150
Series E
5.00%, 11/01/18		1,500	1,673,115
Series E-1
5.00%, 02/01/25	(Call 02/01/22)	2,500	2,985,425
5.00%, 02/01/29	(Call 02/01/26)	1,250	1,551,200
5.00%, 02/01/35	(Call 02/01/22)	2,000	2,309,320
5.00%, 02/01/40	(Call 02/01/26)	2,625	3,084,926
5.00%, 02/01/42	(Call 02/01/22)	3,250	3,704,220
Series F-1
5.00%, 02/01/30	(Call 02/01/23)	2,000	2,387,340
5.00%, 02/01/36	(Call 02/01/23)	1,400	1,629,880
5.00%, 05/01/39	(Call 05/01/22)	2,500	2,870,750
Series I
5.00%, 05/01/38	(Call 05/01/23)	1,000	1,162,470
5.00%, 05/01/42	(Call 05/01/23)	4,640	5,360,917
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(Call 10/01/18)	2,000	2,189,920
New York City Water & Sewer System RB
5.00%, 06/15/21	(PR 06/15/18)	185	203,583
5.00%, 06/15/21	(Call 06/15/18)	815	898,040
5.00%, 06/15/26	(Call 06/15/21)	4,630	5,514,839
5.00%, 06/15/29	(Call 12/15/19)	3,750	4,299,712
5.00%, 06/15/31	(Call 06/15/21)	485	566,669
5.00%, 06/15/32	(Call 06/15/21)	2,015	2,348,744
5.00%, 06/15/39	(Call 06/15/25)	2,700	3,163,725
5.00%, 06/15/44	(Call 12/15/21)	2,000	2,299,660
5.00%, 06/15/46	(Call 06/15/23)	5,750	6,648,955
5.38%, 06/15/40	(Call 12/15/20)	1,005	1,177,197
5.38%, 06/15/43	(Call 12/15/20)	2,715	3,180,188
5.50%, 06/15/40	(Call 06/15/19)	10,000	11,352,900
5.50%, 06/15/43	(Call 12/15/20)	1,000	1,177,080

Security		Principal (000s)	Value
Series A
4.75%, 06/15/30	(Call 06/15/17)	$4,850	$5,092,306
5.00%, 06/15/38	(Call 06/15/17)	4,845	5,097,376
5.75%, 06/15/40	(Call 06/15/18)	500	554,810
Series AA
4.50%, 06/15/39	(Call 06/15/17) (NPFGC-FGIC)	1,245	1,292,173
4.75%, 06/15/33	(Call 06/15/17) (NPFGC-FGIC)	1,125	1,177,898
5.00%, 06/15/22	(PR 06/15/18)	1,400	1,540,630
5.00%, 06/15/27	(PR 06/15/17)	500	528,930
5.00%, 06/15/44	(Call 06/15/24)	4,850	5,584,318
Series B
5.00%, 06/15/36	(Call 06/15/16)	2,700	2,736,693
Series BB
4.00%, 06/15/47	(Call 12/15/22)	1,215	1,272,372
5.00%, 06/15/27	(Call 06/15/19)	1,000	1,127,080
5.00%, 06/15/31	(Call 06/15/20)	3,050	3,502,650
5.00%, 06/15/47	(Call 12/15/22)	4,000	4,623,880
Series C
4.75%, 06/15/33	(Call 06/15/16)	3,925	3,970,805
Series CC
5.00%, 06/15/29	(Call 06/15/18)	1,460	1,596,101
5.00%, 06/15/34	(Call 06/15/18)	2,900	3,163,755
5.00%, 06/15/45	(Call 12/15/21)	7,500	8,588,475
5.00%, 06/15/47	(Call 06/15/23)	4,350	5,030,079
Series CC-1
5.00%, 06/15/47	(Call 06/15/24)	2,500	2,868,600
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	3,300	3,426,852
Series D
5.00%, 06/15/28	(PR 06/15/16)	235	238,311
5.00%, 06/15/28	(Call 06/15/16)	45	45,634
5.00%, 06/15/29	(PR 06/15/16)	1,000	1,014,090
Series DD
4.00%, 06/15/18	(Call 12/15/16)	2,275	2,341,817
4.75%, 06/15/36	(Call 06/15/17)	500	523,180
5.00%, 06/15/32	(Call 06/15/18)	900	981,855
5.00%, 06/15/34	(Call 06/15/23)	2,015	2,379,856
5.00%, 06/15/35	(Call 06/15/23)	1,420	1,669,806
5.00%, 06/15/36	(Call 06/15/24)	4,000	4,708,680
5.00%, 06/15/39	(Call 06/15/24)	1,000	1,160,990

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Series EE
5.00%, 06/15/17		$1,225	$1,295,879
5.00%, 06/15/34	(Call 06/15/22)	1,250	1,458,637
5.00%, 06/15/36	(Call 06/15/24)	3,600	4,237,812
5.00%, 06/15/45	(Call 06/15/24)	2,000	2,301,220
5.25%, 06/15/40	(Call 06/15/19)	9,675	10,902,757
Series FF
5.00%, 06/15/45	(Call 06/15/22)	1,000	1,145,990
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	710	793,177
Series GG
5.00%, 06/15/37	(Call 06/15/25)	1,815	2,141,337
5.00%, 06/15/39	(Call 06/15/25)	5,780	6,772,715
5.00%, 06/15/43	(Call 06/15/21)	3,330	3,834,195
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	6,160	6,894,334
New York Convention Center Development Corp. RB
5.00%, 11/15/40	(Call 11/15/25)	1,500	1,740,075
5.00%, 11/15/45	(Call 11/15/25)	1,000	1,153,700
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21)	5,040	5,709,766
5.25%, 12/15/43	(Call 12/15/21)	100	115,797
5.75%, 11/15/51	(Call 11/15/21)	1,750	2,038,715
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/20	(Call 04/01/18)	225	245,619
Series C
5.50%, 04/01/17		1,475	1,519,574
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17	(SAW)	2,030	2,149,648
New York Power Authority (The) RB
Series A
5.00%, 11/15/22		1,000	1,231,800
5.00%, 11/15/38	(Call 11/15/21)	1,000	1,165,820
Series C
5.00%, 11/15/18	(Call 11/15/17) (NPFGC)	500	539,470
New York State Dormitory Authority RB
4.00%, 05/15/20		1,350	1,518,169

Security		Principal (000s)	Value
5.00%, 03/15/18		$3,290	$3,591,857
5.00%, 07/01/22	(Call 07/01/18)	2,000	2,203,080
5.00%, 03/15/25		3,000	3,815,130
5.00%, 03/15/33	(Call 03/15/24)	5,000	5,957,900
5.50%, 07/01/18	(NPFGC-FGIC)	415	461,642
5.50%, 05/01/37	(PR 05/01/19)	850	976,038
5.75%, 05/01/37	(PR 05/01/19)	435	502,904
Series 1
5.50%, 07/01/40	(AMBAC)	530	716,343
Series 2014
5.00%, 02/15/20		3,990	4,613,358
Series 2015B
5.00%, 03/15/34	(Call 09/15/25)	8,085	9,761,263
Series A
4.00%, 05/15/18		2,000	2,146,180
5.00%, 03/15/17		3,500	3,670,555
5.00%, 05/15/18		2,000	2,190,000
5.00%, 03/15/20		2,000	2,333,960
5.00%, 12/15/20		5,200	6,159,036
5.00%, 12/15/21		1,500	1,811,295
5.00%, 03/15/22		1,300	1,589,042
5.00%, 03/15/23		1,000	1,228,030
5.00%, 03/15/24		1,000	1,256,160
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,210,560
5.00%, 12/15/25	(Call 12/15/22)	3,000	3,639,930
5.00%, 02/15/26	(Call 02/15/24)	2,000	2,447,600
5.00%, 12/15/26	(Call 12/15/22)	6,565	7,974,571
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,827,510
5.00%, 03/15/27	(Call 03/15/18)	6,000	6,500,280
5.00%, 03/15/28	(Call 03/15/24)	2,000	2,450,080
5.00%, 03/15/29	(Call 03/15/24)	2,000	2,435,800
5.00%, 03/15/30	(Call 03/15/25)	5,000	6,059,350
5.00%, 03/15/31	(Call 03/15/24)	4,000	4,808,520
5.00%, 06/15/31	(Call 12/15/22)	4,070	4,850,545
5.00%, 03/15/35	(Call 03/15/25)	1,000	1,181,710
5.00%, 07/01/37	(Call 07/01/22)	1,250	1,440,375
5.00%, 03/15/38	(Call 03/15/23)	500	576,090
5.00%, 02/15/39	(PR 02/15/19)	5	5,626
5.00%, 02/15/39	(Call 02/15/19)	3,820	4,240,773
5.00%, 07/01/39	(Call 07/01/19)	2,070	2,312,977
5.00%, 07/01/41	(Call 07/01/21)	500	573,065
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,145,680
5.00%, 02/15/43	(Call 02/15/23)	3,500	4,026,890
5.00%, 03/15/44	(Call 03/15/24)	6,595	7,623,226

68	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.25%, 05/15/21		$1,000	$1,174,470
5.50%, 05/15/17		2,800	2,971,304
5.75%, 07/01/27	(NPFGC)	500	637,060
Series B
5.00%, 03/15/19		1,020	1,149,050
5.00%, 02/15/25		1,000	1,254,100
5.00%, 03/15/28	(Call 03/15/19)	780	875,371
5.00%, 02/15/31	(Call 02/15/25)	9,795	11,758,604
5.00%, 03/15/35	(Call 03/15/22)	1,500	1,757,790
5.00%, 02/15/36	(Call 02/15/25)	2,000	2,348,300
5.00%, 02/15/38	(Call 02/15/25)	1,000	1,162,950
5.00%, 02/15/41	(Call 02/15/25)	2,000	2,308,840
5.00%, 03/15/42	(Call 03/15/22)	6,500	7,425,860
5.00%, 07/01/45	(Call 07/01/25)	2,000	2,307,760
5.50%, 03/15/26	(AMBAC)	845	1,113,989
5.50%, 03/15/27	(AMBAC)	3,375	4,500,022
Series C
5.00%, 03/15/17		2,400	2,515,920
5.00%, 03/15/19	(Call 03/15/18)	4,200	4,583,418
5.00%, 03/15/22		1,000	1,209,360
5.00%, 12/15/22	(PR 12/15/16)	3,805	3,942,284
5.00%, 03/15/24	(Call 03/15/18)	280	304,839
5.00%, 03/15/31	(Call 03/15/24)	1,000	1,190,780
5.00%, 12/15/31	(PR 12/15/16)	3,500	3,627,365
5.00%, 03/15/33	(Call 03/15/24)	1,000	1,178,750
5.00%, 03/15/34	(Call 03/15/21)	1,375	1,589,417
5.00%, 03/15/35	(Call 03/15/24)	5,390	6,310,720
5.00%, 03/15/37	(Call 03/15/24)	2,000	2,327,460
5.00%, 03/15/38	(Call 03/15/24)	1,000	1,159,810
Series D
5.00%, 06/15/16		2,300	2,332,430
5.00%, 06/15/18		3,000	3,299,970
5.00%, 03/15/25	(PR 09/15/16)	1,630	1,671,712
5.00%, 03/15/36	(PR 09/15/16)	1,200	1,230,708
5.00%, 02/15/37	(Call 02/15/22)	1,800	2,095,416
Series E
4.00%, 02/15/34	(Call 02/15/25)	1,445	1,583,966
5.00%, 02/15/23		1,000	1,226,280
5.00%, 02/15/24		1,095	1,357,942
5.00%, 03/15/25		2,000	2,511,080
5.00%, 03/15/31	(Call 09/15/25)	1,430	1,733,231
5.00%, 03/15/36	(Call 09/15/25)	3,000	3,552,150

Security		Principal (000s)	Value
New York State Environmental Facilities Corp. RB
Series A
5.00%, 06/15/17		$1,000	$1,059,800
5.00%, 06/15/19		2,000	2,281,240
5.00%, 06/15/22		1,020	1,255,447
5.00%, 06/15/24	(Call 06/15/22)	750	920,520
Series B
4.50%, 06/15/36	(Call 06/15/17)	220	228,683
4.75%, 06/15/32	(Call 06/15/17)	1,370	1,447,391
5.00%, 06/15/31	(Call 06/15/21)	650	755,872
5.00%, 06/15/37	(Call 06/15/18)	10	10,917
5.00%, 06/15/41	(Call 06/15/21)	2,000	2,319,180
Series C
5.00%, 10/15/35	(PR 10/15/16)	4,350	4,477,933
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/21		500	597,620
5.00%, 04/01/22		1,610	1,961,350
5.00%, 04/01/30	(Call 04/01/22)	500	588,325
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	2,000	2,295,440
Series B
5.00%, 04/01/19	(Call 10/01/18)	630	700,409
5.00%, 04/01/20	(Call 10/01/18)	420	466,939
New York State Thruway Authority RB
5.00%, 04/01/18		805	879,302
5.00%, 04/01/19		550	621,418
5.00%, 01/01/29	(Call 01/01/25)	2,000	2,404,800
5.00%, 01/01/32	(Call 01/01/25)	5,365	6,320,131
Series A
5.00%, 03/15/18	(Call 09/15/17)	1,000	1,071,730
5.00%, 05/01/19		16,220	18,324,058
5.00%, 05/01/19	(AGM)	1,230	1,389,556
5.00%, 03/15/21	(Call 09/15/20)	1,000	1,176,690
5.00%, 03/15/32	(Call 09/15/21)	2,000	2,345,340
Series B
5.00%, 04/01/27	(Call 10/01/17)	4,985	5,304,489
5.50%, 04/01/20	(AMBAC)	620	734,787
Series C
5.25%, 03/15/19		2,000	2,268,040

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Series H
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	$3,210	$3,461,118
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	4,590	4,949,076
5.00%, 01/01/22	(Call 01/01/18) (NPFGC-FGIC)	1,280	1,378,662
5.00%, 01/01/23	(Call 01/01/18) (NPFGC-FGIC)	720	774,670
Series I
5.00%, 01/01/28	(Call 01/01/22)	2,000	2,355,600
5.00%, 01/01/37	(Call 01/01/22)	1,000	1,146,120
5.00%, 01/01/42	(Call 01/01/22)	2,000	2,275,820
Series J
5.00%, 01/01/26	(Call 01/01/24)	2,560	3,129,139
5.00%, 01/01/41	(Call 01/01/24)	2,000	2,259,600
New York State Urban Development Corp. RB
5.00%, 12/15/17		2,200	2,377,694
5.00%, 12/15/18		40	44,782
5.00%, 03/15/23		1,500	1,842,045
5.00%, 03/15/27	(Call 03/15/24)	1,000	1,220,060
5.00%, 03/15/29	(Call 03/15/24)	2,000	2,412,760
5.00%, 03/15/30	(Call 03/15/23)	1,000	1,196,780
5.00%, 03/15/34	(Call 03/15/24)	2,300	2,701,994
5.50%, 03/15/20	(NPFGC)	1,560	1,840,535
Series A
5.00%, 03/15/16		1,350	1,352,916
5.00%, 03/15/17		2,630	2,757,029
5.00%, 03/15/19		1,000	1,126,520
5.00%, 03/15/20		2,000	2,318,360
5.00%, 03/15/31	(Call 03/15/21)	1,000	1,155,940
5.00%, 03/15/32	(Call 09/15/25)	1,000	1,204,500
5.00%, 03/15/35	(Call 09/15/25)	1,525	1,815,528
Series A-1
5.00%, 12/15/17		2,365	2,556,021
5.00%, 12/15/18		310	347,061
5.00%, 03/15/27	(Call 03/15/23)	3,725	4,523,491
5.00%, 03/15/28	(Call 03/15/23)	2,020	2,441,069
5.00%, 03/15/43	(Call 03/15/23)	4,000	4,608,720
Series A-2
5.50%, 03/15/22	(NPFGC)	1,500	1,859,355

Security		Principal (000s)	Value
Series B
5.00%, 03/15/32	(Call 03/15/17)	$1,000	$1,042,330
5.25%, 01/01/24	(Call 07/01/18)	250	276,218
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	278,650
5.00%, 03/15/36	(Call 03/15/19)	2,000	2,219,780
Series C
5.00%, 12/15/16		750	777,990
5.00%, 03/15/17		1,000	1,048,300
Series D
5.00%, 03/15/21		5,000	5,936,950
5.00%, 03/15/22		2,000	2,418,720
5.00%, 03/15/23		5,000	6,140,150
5.25%, 01/01/17		560	582,478
5.25%, 01/01/20	(Call 01/01/19)	1,000	1,129,780
5.25%, 01/01/21	(Call 01/01/19)	500	564,285
5.50%, 01/01/19		1,515	1,713,995
5.63%, 01/01/28	(Call 01/01/19)	1,245	1,408,008
Series E
5.00%, 03/15/20		1,200	1,391,016
5.00%, 03/15/21		1,000	1,187,390
5.00%, 03/15/24	(Call 03/15/23)	2,000	2,485,880
Port Authority of New York & New Jersey RB
4.00%, 12/01/31	(Call 06/01/22)	2,000	2,171,460
4.00%, 12/15/41	(Call 06/15/24)	1,000	1,061,580
4.50%, 11/15/34	(Call 11/15/17) (AMBAC)	205	215,603
4.50%, 09/15/39	(Call 09/15/19)	750	828,555
4.75%, 07/15/31	(Call 07/15/18)	1,870	2,026,388
4.75%, 07/15/33	(Call 07/15/18)	285	308,937
5.00%, 07/15/33	(Call 01/15/21)	2,250	2,583,472
5.00%, 07/15/35	(Call 07/15/20)	730	833,507
5.00%, 10/01/35	(Call 10/01/16)	1,800	1,849,788
5.00%, 09/01/36	(Call 09/01/24)	4,770	5,590,869
5.00%, 09/15/36	(Call 09/15/19)	2,500	2,823,375
5.00%, 11/15/37	(Call 11/15/17)	1,000	1,070,960
5.00%, 07/15/38	(Call 07/15/18)	125	136,538
5.00%, 09/01/39	(Call 09/01/24)	1,915	2,228,754
5.00%, 10/15/39	(Call 10/15/19)	1,000	1,129,850
Series 179
5.00%, 12/01/18		1,000	1,116,650
5.00%, 12/01/22		1,500	1,856,610

70	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.00%, 06/01/33	(Call 12/01/23)	$1,000	$1,186,850
5.00%, 12/01/43	(Call 12/01/23)	2,500	2,882,800
Series 189
5.00%, 05/01/27	(Call 05/01/25)	1,200	1,488,564
Series 194
4.00%, 10/15/45	(Call 10/15/25)	1,000	1,066,660
5.00%, 10/15/28	(Call 10/15/25)	2,000	2,480,040
5.00%, 10/15/32	(Call 10/15/25)	1,400	1,696,464
5.00%, 10/15/33	(Call 10/15/25)	3,000	3,618,180
5.00%, 10/15/41	(Call 10/15/25)	4,000	4,675,480
5.25%, 10/15/55	(Call 10/15/25)	1,000	1,177,650
Series 5
5.38%, 03/01/28		2,150	2,692,681
Third Series
5.00%, 07/15/39	(Call 07/15/20)	1,990	2,259,526
6.13%, 06/01/94	(Call 06/01/24)	500	623,435
Sales Tax Asset Receivable Corp. RB
Series A
3.00%, 10/15/16		1,000	1,017,050
5.00%, 10/15/17		1,000	1,073,020
5.00%, 10/15/18		3,800	4,230,502
5.00%, 10/15/20		1,500	1,778,205
5.00%, 10/15/21		2,000	2,431,040
5.00%, 10/15/25	(Call 10/15/24)	2,000	2,533,240
5.00%, 10/15/28	(Call 10/15/24)	5,000	6,188,800
5.00%, 10/15/30	(Call 10/15/24)	3,000	3,677,910
State of New York GO
Series A
5.00%, 02/15/39	(Call 02/15/19)	1,045	1,165,280
Series C
4.50%, 02/01/17		4,000	4,154,080
Suffolk County Water Authority RB
4.00%, 06/01/31	(Call 06/01/25)	1,000	1,119,720
Triborough Bridge & Tunnel Authority RB
Series A
0.00%, 11/15/31		2,000	1,245,680
0.00%, 11/15/32		1,800	1,083,834
5.00%, 11/15/22		3,360	4,129,171
5.00%, 01/01/23	(PR 01/01/22)	745	906,516
5.00%, 01/01/23	(Call 01/01/22)	255	308,201
5.00%, 01/01/25	(Call 01/01/22)	1,000	1,208,630
5.00%, 01/01/26	(Call 01/01/22)	685	827,912

Security		Principal (000s)	Value
5.00%, 11/15/26	(Call 05/15/23)	$2,000	$2,425,120
5.00%, 01/01/27	(Call 01/01/22)	1,070	1,289,885
5.00%, 11/15/27	(Call 05/15/23)	1,000	1,204,040
5.00%, 11/15/35	(PR 11/15/16)	3,000	3,099,150
5.00%, 11/15/37	(Call 05/15/18)	3,450	3,741,249
5.00%, 11/15/46	(Call 05/15/26)	1,500	1,759,230
Series B
0.00%, 11/15/32		3,360	1,952,126
4.00%, 11/15/16		1,000	1,027,260
5.00%, 11/15/16		2,000	2,068,720
5.00%, 11/15/19		3,000	3,462,480
5.00%, 11/15/20		2,500	2,968,225
5.00%, 11/15/21		30	36,422
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,232,160
5.00%, 11/15/26	(Call 11/15/22)	1,355	1,669,577
5.00%, 11/15/27	(Call 11/15/22)	1,600	1,964,688
Series C
5.00%, 11/15/33	(Call 11/15/18)	1,020	1,125,703
5.00%, 11/15/38	(Call 11/15/18)	775	853,996
Series D
5.00%, 11/15/31	(Call 11/15/18)	3,000	3,301,470
Series R
5.50%, 11/15/21	(NPFGC)	1,000	1,242,900
Series Y
5.50%, 01/01/17	(ETM)	110	114,693
Utility Debt Securitization Authority RB
5.00%, 12/15/33	(Call 12/15/25)	4,750	5,808,157
5.00%, 12/15/37	(Call 12/15/25)	5,350	6,438,350
Series TE
5.00%, 12/15/30	(Call 12/15/23)	6,500	7,890,480
5.00%, 12/15/35	(Call 12/15/23)	3,000	3,567,810
5.00%, 12/15/41	(Call 12/15/23)	2,405	2,811,613

			1,262,992,670
NORTH CAROLINA — 1.55%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/38	(Call 07/01/18)	2,000	2,176,440
Series B
5.00%, 07/01/38	(Call 07/01/20)	1,000	1,141,280
County of Mecklenburg GO Series A
5.00%, 12/01/21		3,000	3,656,940

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
County of Mecklenburg NC GO
Series A
5.00%, 08/01/16		$525	$535,542
Series C
5.00%, 03/01/17		1,750	1,830,657
5.00%, 03/01/18		1,000	1,088,080
County of Wake NC GO
5.00%, 03/01/19		1,000	1,127,570
5.00%, 02/01/20		1,500	1,740,450
Series C
5.00%, 03/01/20		1,000	1,163,380
5.00%, 03/01/21		2,000	2,394,000
5.00%, 03/01/25		1,600	2,045,888
Series D
4.00%, 02/01/17		470	485,595
North Carolina Capital Facilities Finance Agency RB
5.00%, 10/01/41	(Call 10/01/25)	1,000	1,181,100
5.00%, 10/01/55	(Call 10/01/25)	2,000	2,320,280
North Carolina Eastern Municipal Power Agency RB
Series A
4.50%, 01/01/24	(PR 01/01/22)	500	585,990
5.00%, 01/01/21		1,640	1,946,532
Series B
5.00%, 01/01/26	(PR 01/01/19)	2,000	2,239,500
6.00%, 01/01/22		390	496,259
Series D
5.00%, 01/01/23	(PR 07/01/22)	5,000	6,057,850
North Carolina Municipal Power Agency No. 1 RB
5.00%, 01/01/18		3,500	3,774,791
5.00%, 01/01/19		2,295	2,560,562
5.25%, 01/01/17		1,155	1,201,454
Series A
5.00%, 01/01/27	(Call 01/01/26)	1,000	1,231,540
North Carolina Turnpike Authority RB
5.00%, 07/01/41	(Call 07/01/21)	1,500	1,719,195
Raleigh Durham Airport Authority RB Series A
5.00%, 05/01/32	(Call 05/01/20)	630	710,130

Security		Principal (000s)	Value
State of North Carolina GO
Series 2013D
4.00%, 06/01/20		$3,670	$4,149,926
Series A
5.00%, 03/01/16		1,530	1,530,413
5.00%, 09/01/16		2,625	2,687,869
5.00%, 03/01/17		3,075	3,216,727
Series B
5.00%, 06/01/16		535	541,570
5.00%, 04/01/17		1,000	1,049,760
5.00%, 06/01/17		400	422,820
5.00%, 06/01/18		1,000	1,098,380
5.00%, 06/01/19		1,000	1,137,340
Series C
4.00%, 05/01/20		1,500	1,692,825
4.00%, 05/01/21		1,000	1,151,400
5.00%, 05/01/19		1,000	1,134,100
5.00%, 05/01/20		2,000	2,338,900
5.00%, 05/01/21		1,400	1,683,164
5.00%, 05/01/22		2,050	2,516,703
Series E
5.00%, 05/01/18		1,000	1,094,960
5.00%, 05/01/19		2,000	2,268,200
5.00%, 05/01/20		2,000	2,338,900
State of North Carolina RB
5.00%, 03/01/17		1,000	1,045,080
5.00%, 03/01/18		500	542,500
5.00%, 03/01/24		2,000	2,463,760
5.00%, 03/01/30	(Call 03/01/25)	2,000	2,358,560
5.25%, 03/01/20	(Call 03/01/19)	1,120	1,263,494
Series A
5.00%, 05/01/29	(Call 05/01/20) (SAP)	1,500	1,718,745
Series B
5.00%, 11/01/18		1,000	1,114,280
5.00%, 11/01/20		1,150	1,362,141
5.00%, 11/01/23	(Call 11/01/21)	795	954,843
5.00%, 06/01/26		1,000	1,276,110
Series C
5.00%, 05/01/27	(Call 05/01/24)	1,500	1,829,280
5.00%, 05/01/30	(Call 05/01/21)	1,000	1,172,640
Town of Cary NC Combined Utility Systems Revenue RB
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,161,900

72	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
University of North Carolina at Chapel Hill RB
5.00%, 12/01/36	(PR 12/01/17)	$1,180	$1,266,801

			96,995,096
OHIO — 0.85%
American Municipal Power Inc. RB
5.00%, 02/15/38	(PR 02/15/18)	940	1,019,797
5.00%, 02/15/38	(Call 02/15/18)	60	64,042
5.25%, 02/15/28	(PR 02/15/18)	945	1,029,814
5.25%, 02/15/28	(Call 02/15/18)	55	59,282
Cincinatti City School District GO
5.25%, 12/01/25	(NPFGC-FGIC)	20	25,547
5.25%, 12/01/30	(NPFGC-FGIC)	1,000	1,302,920
City of Columbus OH GO
5.00%, 07/01/20		1,000	1,174,540
Series 1
5.00%, 07/01/21		1,000	1,206,280
5.00%, 07/01/23		1,875	2,339,063
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28	(Call 12/01/24)	2,000	2,484,640
5.00%, 06/01/32	(Call 06/01/26)	2,525	3,108,250
Series A
5.00%, 06/01/27	(PR 12/01/17)	1,500	1,615,155
5.00%, 06/01/31	(PR 12/01/17)	20	21,535
Northeast Ohio Regional Sewer District RB
4.00%, 11/15/49	(Call 11/15/24)	4,500	4,658,130
5.00%, 11/15/43	(Call 05/15/23)	1,020	1,179,253
5.00%, 11/15/44	(Call 11/15/24)	2,000	2,306,200
Ohio State Turnpike Commission RB
0.00%, 02/15/34	(Call 02/15/31)	1,000	900,260
5.00%, 02/15/48	(Call 02/15/23)	4,500	5,045,445
5.25%, 02/15/33	(Call 02/15/23)	1,000	1,182,400
Series A
5.00%, 02/15/31	(Call 02/15/20)	1,500	1,696,530
Series A-2
0.00%, 02/15/37		6,880	3,061,806
0.00%, 02/15/40		2,500	958,775
Ohio State University (The) RB
Series A
4.00%, 06/01/43	(Call 06/01/23)	1,000	1,048,090
5.00%, 06/01/43	(Call 06/01/23)	2,000	2,265,940

Security		Principal (000s)	Value
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A
5.00%, 12/01/21	(PR 12/01/19)	$1,000	$1,152,390
State of Ohio GO
5.38%, 09/01/28	(PR 03/01/18)	1,970	2,155,214
Series A
5.00%, 09/15/16		1,000	1,025,850
5.00%, 09/15/18		1,680	1,864,615
5.00%, 09/15/21		1,200	1,449,984
5.00%, 09/01/25		1,000	1,270,750
Series C
5.00%, 09/15/21		1,500	1,812,480
State of Ohio RB Series 2008-1
5.00%, 06/15/16		2,735	2,773,399

			53,258,376
OKLAHOMA — 0.24%
Grand River Dam Authority RB
Series A
5.00%, 06/01/27	(Call 06/01/18) (BHAC)	1,515	1,657,895
5.00%, 06/01/39	(Call 06/01/24)	2,000	2,284,220
5.25%, 06/01/40	(Call 06/01/20)	500	568,975
Oklahoma Municipal Power Authority RB
Series A
4.00%, 01/01/47	(Call 01/01/23)	2,025	2,101,018
4.50%, 01/01/47	(Call 01/01/17) (NPFGC-FGIC)	750	756,240
Oklahoma Turnpike Authority RB
Series A
5.00%, 01/01/17		2,300	2,388,504
5.00%, 01/01/20		1,500	1,730,910
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,188,470
Series B
5.00%, 01/01/29	(Call 01/01/21)	500	585,710
University of Oklahoma (The) RB Series C
4.00%, 07/01/45	(Call 07/01/25)	2,000	2,088,740

			15,350,682

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
OREGON — 0.52%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/17		$6,500	$6,874,465
5.00%, 03/01/35	(Call 03/01/20)	1,000	1,136,210
Oregon Health & Science University RB
Series B
4.00%, 07/01/46	(Call 07/01/26)	2,000	2,089,580
Oregon State Lottery RB
Series A
5.25%, 04/01/26	(PR 04/01/19)	3,475	3,941,866
Series C
5.00%, 04/01/24		1,000	1,256,350
Series D
5.00%, 04/01/29	(Call 04/01/25)	2,000	2,458,080
State of Oregon Department of Transportation RB
Series A
4.50%, 11/15/32	(PR 11/15/17)	3,725	3,971,260
5.00%, 11/15/28	(Call 11/15/24)	2,500	3,098,500
5.00%, 11/15/29	(Call 11/15/24)	1,000	1,232,870
5.00%, 11/15/31	(Call 11/15/24)	1,500	1,829,910
5.00%, 11/15/33	(PR 05/15/19)	1,070	1,211,368
State of Oregon GO
4.50%, 08/01/32	(PR 08/01/17)	1,255	1,325,067
Series
4.50%, 08/01/32	(Call 08/01/17)	2,410	2,506,039

			32,931,565
PENNSYLVANIA — 3.03%
City of Philadelphia PA Airport Revenue RB
Series A
5.00%, 06/15/40	(Call 06/15/20)	500	560,145
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 07/01/45	(Call 07/01/24)	2,000	2,249,120
Series B
4.75%, 11/01/31	(Call 11/01/17) (AMBAC)	300	315,771

Security		Principal (000s)	Value
Series C
5.00%, 08/01/17	(AGM)	$370	$393,062
5.00%, 08/01/40	(Call 08/01/20) (AGM)	1,000	1,125,560
Commonwealth of Pennsylvania GO
4.00%, 03/15/34	(Call 03/15/25)	2,000	2,123,160
5.00%, 07/01/17		4,025	4,260,784
5.00%, 03/15/20		3,000	3,448,170
5.00%, 07/01/22		1,000	1,201,170
5.00%, 03/15/31	(Call 03/15/25)	4,400	5,157,152
First Series
4.00%, 09/01/16		1,000	1,018,850
4.00%, 09/01/17	(Call 09/01/16)	1,640	1,671,439
4.00%, 06/15/33	(Call 06/15/24)	1,000	1,070,640
5.00%, 07/01/18		2,805	3,073,971
5.00%, 07/01/19		1,000	1,129,610
5.00%, 06/01/20		1,000	1,155,820
5.00%, 03/15/21		2,000	2,347,100
5.00%, 11/15/22	(Call 11/15/21)	2,600	3,101,150
5.00%, 03/15/23		2,000	2,412,520
5.00%, 06/15/24		2,000	2,441,040
5.00%, 11/15/24	(Call 11/15/21)	2,000	2,375,240
5.00%, 04/01/25	(Call 04/01/23)	5,000	5,987,700
5.00%, 08/15/25		3,000	3,687,030
5.00%, 10/01/25	(PR 10/01/16)	1,450	1,489,802
5.00%, 03/15/26	(Call 03/15/25)	1,565	1,905,669
5.00%, 10/01/26	(PR 10/01/16)	2,085	2,142,233
5.00%, 10/15/26	(Call 10/15/23)	1,000	1,198,640
5.00%, 06/01/27	(Call 06/01/22)	2,000	2,326,720
5.00%, 11/15/29	(Call 11/15/21)	2,000	2,350,440
Second Series
5.00%, 03/01/17		500	522,125
5.00%, 07/01/18		4,185	4,586,300
5.00%, 08/01/18	(Call 08/01/17)	1,000	1,063,650
5.00%, 05/01/19		780	876,658
5.00%, 07/01/19		1,475	1,666,175
5.00%, 05/01/20		755	870,742
5.00%, 07/01/20		1,255	1,453,717
5.00%, 05/01/21	(Call 05/01/20)	1,500	1,725,330
5.00%, 07/01/21		500	590,300
5.00%, 10/15/23		1,000	1,217,020
5.00%, 10/15/29	(Call 10/15/23)	2,000	2,365,660
5.00%, 10/15/30	(Call 10/15/23)	1,000	1,177,170
5.00%, 10/15/32	(Call 10/15/23)	2,500	2,912,650

74	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Series A
5.00%, 02/15/17		$2,500	$2,605,800
Series D
4.00%, 08/15/33	(Call 08/15/25)	3,000	3,212,280
Series T
5.00%, 07/01/21		1,000	1,180,600
5.00%, 07/01/22		1,700	2,041,989
Third Series
5.00%, 07/15/17		3,025	3,206,893
County of Chester PA GO
5.00%, 07/15/28	(Call 07/15/19)	1,410	1,596,952
Delaware River Port Authority RB
5.00%, 01/01/33	(Call 01/01/24)	2,000	2,312,260
5.00%, 01/01/40	(Call 01/01/24)	1,515	1,719,540
Series D
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,113,040
5.00%, 01/01/40	(Call 01/01/20) (AGM)	500	556,915
Delaware Valley Regional Finance Authority RB
Series A
5.50%, 08/01/28	(AMBAC)	610	743,980
Pennsylvania Economic Development Financing Authority RB
5.00%, 01/01/21	(Call 01/01/19)	5,185	5,791,904
Series A
5.00%, 07/01/16		940	955,247
5.00%, 07/01/18		5,130	5,652,183
5.00%, 07/01/19		6,000	6,834,960
Series B
5.00%, 07/01/21	(Call 01/01/18)	1,000	1,077,270
5.00%, 01/01/22	(Call 07/01/17)	2,025	2,149,558
5.00%, 07/01/22	(Call 07/01/16)	2,500	2,557,900
5.00%, 01/01/23	(Call 03/21/16)	305	306,254
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 09/01/45	(Call 03/01/25)	3,525	3,973,944
Series A
5.00%, 05/01/31	(Call 05/01/21)	700	784,028
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/16		1,000	1,014,080
5.00%, 06/15/17		1,150	1,217,332

Security		Principal (000s)	Value
Pennsylvania Turnpike Commission RB
0.00%, 12/01/37	(Call 12/01/35)	$4,500	$3,335,370
5.00%, 06/01/20		2,000	2,302,500
5.00%, 12/01/34	(Call 12/01/24)	3,000	3,473,880
5.00%, 12/01/38	(Call 12/01/19)	2,500	2,783,875
5.00%, 12/01/42	(Call 12/01/21)	1,000	1,109,420
5.50%, 12/01/34	(Call 12/01/20)	500	578,070
6.00%, 12/01/36	(Call 12/01/20)	1,500	1,763,565
Series A
5.00%, 12/01/37	(Call 12/01/22)	1,120	1,279,869
5.00%, 12/01/44	(Call 12/01/24)	2,875	3,222,990
Series A-1
5.00%, 12/01/26	(Call 06/01/25)	1,000	1,215,290
5.00%, 06/01/38	(Call 06/01/18) (AGM)	500	536,610
5.00%, 12/01/38	(Call 12/01/24)	1,500	1,676,730
5.00%, 12/01/40	(Call 06/01/25)	2,000	2,257,260
5.00%, 12/01/43	(Call 12/01/22)	1,040	1,137,001
Series B
5.00%, 12/01/24	(Call 12/01/19)	500	570,645
5.00%, 06/01/29	(Call 06/01/19)	2,000	2,211,300
5.00%, 12/01/45	(Call 12/01/25)	4,500	5,040,490
5.25%, 06/01/24	(Call 06/01/19)	575	647,559
5.25%, 06/01/39	(Call 06/01/19)	2,780	3,061,030
5.75%, 06/01/39	(Call 06/01/19)	250	279,778
Series C
5.00%, 12/01/39	(Call 12/01/24)	1,500	1,696,125
5.00%, 12/01/43	(Call 12/01/23)	1,000	1,132,250
5.00%, 12/01/44	(Call 12/01/24)	3,000	3,370,380
Series D
5.13%, 12/01/40	(Call 12/01/19)	2,100	2,322,957
Series E
0.00%, 12/01/30	(Call 12/01/27)	500	591,630
0.00%, 12/01/38	(Call 12/01/27)	1,265	1,472,713
State Public School Building Authority RB
5.50%, 06/01/28	(AGM)	470	590,649
Series A
5.00%, 06/01/31	(Call 12/01/16) (AGM)	1,800	1,849,608

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Westmoreland County Municipal Authority RB
5.00%, 08/15/37	(Call 08/15/23)	$1,000	$1,134,230

			189,995,888
RHODE ISLAND — 0.02%
Rhode Island Commerce Corp. RB
Series A
5.25%, 06/15/19	(AGM)	1,200	1,360,824

			1,360,824
SOUTH CAROLINA — 1.12%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/30	(Call 12/01/23)	2,000	2,389,480
City of Columbia SC Waterworks & Sewer System Revenue RB
Series A
5.00%, 02/01/41	(Call 02/01/21)	500	571,170
Greenville County School District RB
4.63%, 12/01/20	(AGM)	1,000	1,160,300
5.00%, 12/01/23	(Call 12/01/16)	2,500	2,586,000
5.00%, 12/01/27	(Call 12/01/16)	2,300	2,377,372
Piedmont Municipal Power Agency RB
Series A-2
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,164,790
South Carolina State Public Service Authority RB
Series A
5.00%, 01/01/17	(NPFGC)	2,360	2,450,600
5.00%, 12/01/31	(Call 06/01/26)	2,000	2,395,720
5.00%, 12/01/36	(Call 06/01/26)	3,000	3,483,030
5.00%, 12/01/37	(Call 06/01/26)	1,365	1,579,592
5.00%, 12/01/49	(Call 06/01/24)	2,000	2,206,360
5.00%, 12/01/50	(Call 06/01/25)	3,500	3,888,430
5.50%, 01/01/38	(PR 01/01/19)	2,600	2,944,186
5.50%, 12/01/54	(Call 06/01/24)	4,000	4,590,680
Series B
5.00%, 12/01/16		1,000	1,034,740
5.00%, 12/01/38	(Call 12/01/23)	3,020	3,446,243
Series C
4.00%, 12/01/45	(Call 12/01/24)	1,500	1,551,495
5.00%, 12/01/28	(Call 12/01/24)	1,090	1,312,872

Security		Principal (000s)	Value
5.00%, 12/01/30	(Call 12/01/24)	$1,400	$1,668,786
5.00%, 12/01/36	(Call 12/01/21)	1,500	1,710,165
5.00%, 12/01/46	(Call 12/01/24)	1,500	1,685,190
Series E
5.00%, 01/01/40	(Call 01/01/20)	1,950	2,178,111
5.00%, 12/01/48	(Call 12/01/23)	6,350	7,032,625
5.25%, 12/01/55	(Call 12/01/25)	2,000	2,272,860
South Carolina Transportation Infrastructure Bank RB
Series A
4.00%, 10/01/33	(Call 10/01/21)	1,000	1,056,930
5.00%, 10/01/24		1,000	1,244,350
5.25%, 10/01/40	(Call 10/01/19)	500	560,145
Series B
3.38%, 10/01/32	(Call 10/01/22)	1,000	1,012,680
3.63%, 10/01/33	(Call 10/01/22)	875	896,919
State of South Carolina GO
5.00%, 03/01/16		2,300	2,300,621
Series A
4.00%, 04/01/22	(Call 04/01/20)	1,000	1,110,350
5.00%, 06/01/17		1,850	1,955,542
5.00%, 06/01/18		1,000	1,098,380
5.00%, 06/01/19		1,000	1,137,340

			70,054,054
TENNESSEE — 0.67%
City of Memphis TN Electric System Revenue RB
5.00%, 12/01/17		1,000	1,076,740
City of Memphis TN GO
5.00%, 04/01/26	(Call 04/01/25)	2,000	2,486,520
5.25%, 10/01/17	(NPFGC)	1,000	1,074,990
Series D
5.00%, 07/01/21	(Call 07/01/20)	1,250	1,457,425
County of Shelby TN GO
Series A
5.00%, 04/01/17		1,500	1,574,970
5.00%, 03/01/24		1,000	1,252,130
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A
5.00%, 05/15/36	(Call 05/15/21)	1,025	1,180,205

76	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/19		$750	$854,903
5.00%, 01/01/20	(PR 01/01/18)	1,000	1,079,950
5.00%, 07/01/22		6,725	8,264,218
5.00%, 07/01/23	(Call 07/01/22)	1,000	1,218,660
Series A
5.00%, 07/01/18		400	440,912
Series D
5.00%, 07/01/16		1,500	1,524,375
State of Tennessee GO
Series A
4.00%, 08/01/17		5,485	5,760,566
5.00%, 08/01/18		1,500	1,658,085
5.00%, 08/01/21		1,000	1,209,800
5.00%, 08/01/22		3,500	4,319,315
Tennessee State School Bond Authority RB
5.00%, 11/01/40	(Call 11/01/25)	2,000	2,353,800
5.00%, 11/01/45	(Call 11/01/25)	2,500	2,923,850

			41,711,414
TEXAS — 9.38%
Alvin Independent School District/TX GO
Series B
3.00%, 02/15/33	(PSF)	2,000	2,128,080
3.00%, 02/15/36	(PSF)	1,000	1,032,250
Austin Community College District GOL
4.00%, 08/01/40	(Call 08/01/25)	1,500	1,569,540
Central Texas Regional Mobility Authority RB
5.00%, 01/01/42	(Call 01/01/23)	1,560	1,673,677
6.00%, 01/01/41	(Call 01/01/21)	1,000	1,183,580
Series A
5.00%, 01/01/43	(Call 01/01/23)	2,500	2,679,050
5.00%, 01/01/45	(Call 07/01/25)	2,500	2,813,400
Series B
5.00%, 01/01/45	(Call 07/01/20)	500	563,585
Central Texas Turnpike System RB
0.00%, 08/15/21	(AMBAC)	500	458,339

Security		Principal (000s)	Value
Series A
5.00%, 08/15/41	(Call 08/15/22)	$6,920	$7,582,521
Series B
0.00%, 08/15/37	(Call 08/15/24)	1,000	405,950
5.00%, 08/15/37	(Call 08/15/24)	1,500	1,708,275
Series C
5.00%, 08/15/33	(Call 08/15/24)	2,000	2,282,480
5.00%, 08/15/34	(Call 08/15/24)	1,500	1,707,075
5.00%, 08/15/37	(Call 08/15/24)	1,500	1,681,020
5.00%, 08/15/42	(Call 08/15/24)	6,500	7,178,535
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40	(Call 11/15/22)	1,000	1,131,100
Series A
5.00%, 11/15/45	(Call 11/15/25)	2,000	2,296,560
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/37	(Call 11/15/22)	1,000	1,167,660
5.00%, 11/15/39	(Call 05/15/24)	2,400	2,769,600
5.00%, 11/15/41	(Call 11/15/21)	1,000	1,157,870
Series A
5.00%, 11/15/39	(Call 11/15/19)	1,000	1,119,430
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/31	(Call 03/31/16)	5	5,018
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/45	(Call 07/15/25)	2,000	2,255,040
Series B
2.00%, 07/15/45	(Call 01/15/17)	1,500	1,515,480
City of Dallas TX GOL
5.00%, 02/15/23		1,000	1,232,490
5.00%, 02/15/24		1,800	2,241,504
5.00%, 02/15/26	(Call 02/15/24)	2,000	2,450,900
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,821,510
Series A
5.00%, 02/15/18	(ETM)	5	5,422
5.00%, 02/15/18		3,095	3,358,818
5.00%, 02/15/20	(ETM)	5	5,784
5.00%, 02/15/20		645	747,000
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/16	(AMBAC)	1,865	1,916,922
5.00%, 10/01/17	(AMBAC)	5,900	6,322,027

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.00%, 10/01/39	(Call 10/01/20)	$850	$978,478
5.00%, 10/01/40	(Call 10/01/21)	1,500	1,741,755
Series A
5.00%, 10/01/24		1,000	1,258,790
5.00%, 10/01/26	(Call 10/01/25)	1,400	1,766,534
City of Houston TX Airport System Revenue RB
Series A
5.50%, 07/01/34	(Call 07/01/18)	750	825,713
5.50%, 07/01/39	(Call 07/01/18)	3,485	3,828,272
Series B
5.00%, 07/01/26	(Call 07/01/21)	1,400	1,648,514
5.00%, 07/01/31	(Call 07/01/22)	1,500	1,710,030
5.00%, 07/01/32	(Call 07/01/22)	1,000	1,135,010
City of Houston TX Combined Utility System Revenue RB
Series A
5.00%, 11/15/36	(Call 11/15/17) (AGM)	4,500	4,835,115
5.25%, 11/15/17	(AGM)	825	891,272
5.25%, 11/15/28	(Call 11/15/20)	2,035	2,421,284
5.25%, 11/15/31	(Call 11/15/20)	1,000	1,179,670
6.00%, 11/15/36	(Call 05/15/19) (AGM)	1,000	1,163,600
Series B
4.00%, 11/15/37	(Call 11/15/26)	2,000	2,140,040
5.00%, 11/15/35	(Call 11/15/26)	4,000	4,803,640
5.00%, 11/15/43	(Call 11/15/23)	1,000	1,140,420
Series C
5.00%, 11/15/18		750	835,755
5.00%, 05/15/20		1,725	2,009,245
5.00%, 05/15/22		2,500	3,048,000
5.00%, 05/15/26	(Call 05/15/24)	3,000	3,664,800
5.00%, 05/15/28	(Call 05/15/24)	1,300	1,565,018
Series D
5.00%, 11/15/21		890	1,075,859
5.00%, 11/15/33	(Call 11/15/21)	1,000	1,162,520
5.00%, 11/15/36	(Call 11/15/21)	1,000	1,159,000
5.00%, 11/15/44	(Call 11/15/24)	2,000	2,304,540
Series E
5.00%, 11/15/16		1,000	1,033,410
City of Houston TX GOL
Series A
5.00%, 03/01/18		9,100	9,888,788

Security		Principal (000s)	Value
5.00%, 03/01/19		$1,530	$1,700,311
5.00%, 03/01/26	(Call 03/01/24)	1,540	1,884,714
5.00%, 03/01/27	(Call 03/01/19)	1,000	1,116,640
5.25%, 03/01/28	(Call 03/01/18)	3,670	3,994,832
City of San Antonio TX GOL
5.00%, 02/01/19		565	635,495
City of San Antonio TX Water System Revenue RB
4.50%, 05/15/37	(Call 05/15/17) (NPFGC-FGIC)	1,530	1,589,318
5.00%, 05/15/27	(Call 05/15/22)	1,000	1,194,810
City Public Service Board of San Antonio TX RB
3.00%, 12/01/45		1,000	1,078,130
5.00%, 02/01/17		1,050	1,094,562
5.00%, 02/01/20		1,500	1,738,980
5.00%, 02/01/21		2,500	2,979,950
5.00%, 02/01/22	(Call 02/01/18)	3,000	3,248,460
5.00%, 02/01/23		2,000	2,467,560
5.00%, 02/01/32	(PR 02/01/17)	2,555	2,661,875
5.00%, 02/01/44	(Call 02/01/24)	2,550	2,897,539
5.00%, 02/01/48	(Call 02/01/23)	2,500	2,756,150
5.25%, 02/01/24		2,620	3,326,771
5.25%, 02/01/25		1,370	1,749,065
Series D
5.00%, 02/01/17		1,250	1,303,050
5.00%, 02/01/18		2,250	2,439,967
5.00%, 02/01/19		600	674,118
Clear Creek Independent School District GO
Series B
3.00%, 02/15/35	(PSF)	2,000	2,062,720
County of Bexar TX GOL
5.00%, 06/15/38	(Call 06/15/24)	2,000	2,326,800
County of Fort Bend TX GOL
4.75%, 03/01/31	(PR 03/01/17) (NPFGC)	1,485	1,548,603
County of Harris TX GO
Series A
5.00%, 10/01/24	(Call 10/01/22)	1,410	1,718,734
5.00%, 10/01/25		1,000	1,271,320
Series B
5.00%, 10/01/25	(PR 10/01/16)	400	410,856

78	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Series C
5.25%, 08/15/19	(AGM)	$1,500	$1,728,660
County of Harris TX RB
Series A
5.00%, 08/15/38	(Call 08/15/19)	1,000	1,111,820
Series C
5.00%, 08/15/24	(Call 08/15/19)	500	568,830
5.00%, 08/15/30	(Call 08/15/22)	3,000	3,564,930
5.00%, 08/15/49	(Call 08/15/19)	1,000	1,108,970
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30	(PR 02/15/17) (PSF)	2,540	2,650,007
5.00%, 02/15/30	(Call 02/15/17) (PSF)	260	270,527
5.00%, 02/15/35	(PR 02/15/17) (PSF)	1,155	1,205,023
5.00%, 02/15/35	(Call 02/15/17) (PSF)	45	46,777
Series B-3
4.00%, 02/15/40	(PSF)	1,000	1,097,240
Series C
4.00%, 02/15/29	(Call 02/15/24) (PSF)	2,000	2,214,960
Dallas Area Rapid Transit RB
5.00%, 12/01/33	(PR 12/01/18)	250	279,175
5.00%, 12/01/36	(PR 12/01/16) (AMBAC)	2,755	2,850,709
5.00%, 12/01/36	(Call 12/01/16) (AMBAC)	1,980	2,044,409
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,155,820
5.25%, 12/01/29	(AMBAC)	1,050	1,373,096
5.25%, 12/01/43	(PR 12/01/18)	1,000	1,123,510
5.25%, 12/01/48	(PR 12/01/18)	1,170	1,314,507
Series A
5.00%, 12/01/25	(Call 12/01/24)	3,015	3,780,931
5.00%, 12/01/41	(Call 12/01/25)	2,750	3,222,230
5.00%, 12/01/46	(Call 12/01/25)	3,500	4,088,070
Dallas Independent School District GO
4.00%, 02/15/31	(Call 02/15/25) (PSF)	1,000	1,102,850
4.75%, 08/15/32	(PR 08/15/16) (PSF)	4,000	4,079,640

Security		Principal (000s)	Value
5.00%, 08/15/28	(Call 08/15/22) (PSF)	$1,000	$1,200,710
5.00%, 08/15/29	(Call 08/15/22) (PSF)	500	602,050
Dallas/Fort Worth International Airport RB
Series A
5.00%, 11/01/16		500	515,605
5.00%, 11/01/42	(Call 11/01/20)	1,000	1,129,560
5.00%, 11/01/45	(Call 11/01/20)	500	564,780
5.25%, 11/01/38	(Call 11/01/20)	500	572,960
Series B
5.00%, 11/01/32	(Call 11/01/20)	1,000	1,144,910
5.00%, 11/01/38	(Call 11/01/22)	1,000	1,126,520
5.00%, 11/01/44	(Call 11/01/22)	1,500	1,670,535
Series C
5.00%, 11/01/45	(Call 11/01/21)	2,000	2,204,940
Series D
5.00%, 11/01/17		1,000	1,071,870
5.00%, 11/01/33	(Call 11/01/23)	1,000	1,153,140
5.25%, 11/01/30	(Call 11/01/23)	1,000	1,187,920
Series F
5.13%, 11/01/25	(Call 11/01/23)	1,000	1,211,570
Series G
5.00%, 11/01/33	(Call 11/01/20)	2,000	2,285,960
Denton Independent School District GO
Series A
5.00%, 08/15/40	(Call 08/15/25) (PSF)	2,000	2,341,700
Fort Bend Grand Parkway Toll Road Authority RB
5.00%, 03/01/37	(Call 03/01/22)	1,000	1,164,620
Fort Worth Independent School District GO
5.00%, 02/15/28	(Call 02/15/25) (PSF)	1,500	1,848,645
Grand Parkway Transportation Corp. RB
Series A
5.50%, 04/01/53	(Call 10/01/23)	1,500	1,682,550
Series B
0.00%, 10/01/45	(Call 10/01/28)	2,000	1,638,740
5.00%, 04/01/53	(Call 10/01/23)	6,000	6,653,700

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Grand Prairie Independent School District GO
5.00%, 02/15/37	(PR 02/15/17) (PSF)	$1,000	$1,043,090
Harris County Flood Control District GOL
Series A
5.25%, 10/01/21	(ETM)	285	347,900
5.25%, 10/01/21		715	875,832
Harris County Flood Control District RB
Series A
5.00%, 10/01/34	(Call 10/01/20)	1,520	1,732,390
5.00%, 10/01/39	(Call 10/01/20)	1,000	1,136,420
Harris County-Houston Sports Authority RB
Series A
0.00%, 11/15/42	(Call 11/15/31) (AGM)	1,250	385,925
0.00%, 11/15/50	(Call 11/15/31) (AGM)	2,000	407,260
5.00%, 11/15/28	(Call 11/15/24)	1,390	1,642,563
Houston Community College System GOL
5.00%, 02/15/43	(Call 02/15/23)	5,765	6,593,430
Houston Independent School District GOL
3.00%, 06/01/39	(PSF)	3,000	3,021,600
4.00%, 06/01/39	(PSF)	1,000	1,040,720
5.00%, 02/15/17	(PSF)	1,325	1,384,029
5.00%, 02/15/22	(Call 02/15/17) (PSF)	1,750	1,827,140
Series B
5.00%, 02/15/24	(Call 02/15/17) (PSF)	650	678,269
Klein Independent School District GO
Series A
5.00%, 08/01/38	(Call 08/01/18) (PSF)	240	261,511

Security		Principal (000s)	Value
Leander Independent School District GO
Series A
5.00%, 08/15/40	(Call 08/15/25) (PSF)	$1,500	$1,756,275
Series D
0.00%, 08/15/36	(Call 08/15/24) (PSF)	4,000	1,704,120
Lower Colorado River Authority RB
5.00%, 05/15/40	(Call 05/15/20)	2,510	2,821,563
5.00%, 05/15/45	(Call 05/15/25)	3,130	3,517,776
Series A
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,212,260
6.25%, 05/15/28	(PR 05/15/18)	1,500	1,682,603
Metropolitan Transit Authority of Harris County RB
Series A
5.00%, 11/01/36	(Call 11/01/21)	1,000	1,161,540
5.00%, 11/01/41	(Call 11/01/21)	1,000	1,157,740
Midland County Fresh Water Supply District No. 1 RB
Series A
0.00%, 09/15/34	(Call 09/15/27)	1,250	603,425
New Hope Cultural Education Facilities Corp. RB
Series A
5.00%, 07/01/47	(Call 07/01/25)	1,500	1,602,585
North East Independent School District/TX GO
5.25%, 02/01/27	(PSF)	530	685,820
Series A
5.00%, 08/01/37	(PR 08/01/17) (PSF)	2,500	2,660,200
North Texas Municipal Water District RB
5.00%, 09/01/31	(PR 09/01/16) (NPFGC)	1,050	1,075,011
5.00%, 09/01/35	(PR 09/01/16) (NPFGC)	1,575	1,612,516
5.00%, 09/01/38	(Call 09/01/18)	1,700	1,858,967
North Texas Tollway Authority RB
0.00%, 01/01/33		3,450	1,898,155
0.00%, 01/01/37	(AGM)	3,250	1,516,970

80	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
0.00%, 09/01/43	(Call 09/01/31)	$500	$475,495
5.75%, 01/01/38	(PR 01/01/18)	5,900	6,442,210
6.00%, 01/01/34	(Call 01/01/21)	1,000	1,190,700
6.00%, 01/01/38	(Call 01/01/19) (AGC-ICC)	500	563,185
6.00%, 01/01/43	(Call 01/01/21)	250	295,263
Series A
5.00%, 01/01/20		2,120	2,436,834
5.00%, 01/01/22		1,000	1,196,180
5.00%, 01/01/25	(Call 01/01/24)	1,000	1,214,210
5.00%, 01/01/32	(Call 01/01/25)	7,000	8,150,520
5.00%, 01/01/38	(Call 01/01/25)	1,455	1,653,986
5.13%, 01/01/28	(Call 01/01/18) (NPFGC)	9,310	9,935,446
5.50%, 09/01/36	(Call 09/01/21)	2,520	3,008,099
6.00%, 01/01/28	(Call 01/01/19)	1,010	1,151,592
6.25%, 01/01/39	(Call 01/01/19)	1,000	1,130,020
Series B
0.00%, 09/01/37	(Call 09/01/31)	1,620	667,132
0.00%, 09/01/43	(Call 09/01/31)	2,500	638,025
5.00%, 01/01/29	(Call 01/01/25)	150	179,964
5.00%, 01/01/31	(Call 01/01/24)	2,000	2,316,840
5.00%, 01/01/34	(Call 01/01/25)	4,750	5,534,747
5.00%, 01/01/38	(Call 01/01/21)	1,000	1,101,260
5.00%, 01/01/40	(Call 01/01/23)	7,500	8,490,300
5.00%, 01/01/42	(Call 01/01/22)	6,850	7,628,982
Series C
0.00%, 09/01/45	(Call 09/01/31)	500	522,090
1.95%, 01/01/38		1,000	1,017,660
5.25%, 01/01/44	(Call 01/01/19)	2,300	2,508,564
6.00%, 01/01/25	(Call 01/01/19)	1,000	1,126,670
Series D
0.00%, 01/01/31	(AGM)	965	575,825
0.00%, 01/01/34	(AGM)	2,900	1,531,838
5.00%, 09/01/24	(Call 09/01/21)	700	839,237
5.00%, 09/01/30	(Call 09/01/21)	1,175	1,375,267
5.00%, 09/01/32	(Call 09/01/21)	4,770	5,553,043
Series K-1
5.75%, 01/01/38	(Call 01/01/19) (AGM)	500	558,685
Permanent University Fund RB
5.00%, 07/01/41	(Call 07/01/23)	2,000	2,324,560

Security		Principal (000s)	Value
Pharr San Juan Alamo Independent School District TX GO
5.00%, 02/01/38	(PR 02/01/18)(PSF)	$300	$324,936
Plano Independent School District GO
Series A
5.25%, 02/15/34	(Call 02/15/18)	1,700	1,840,607
Round Rock Independent School District GO
5.00%, 08/01/33	(Call 08/01/18)	500	549,990
San Antonio Independent School District/TX GO
5.00%, 02/15/24	(PSF)	2,500	3,130,100
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32	(Call 09/15/22)	1,500	1,599,540
4.00%, 09/15/42	(Call 09/15/22)	2,000	2,064,640
Spring Branch Independent School District GOL
5.25%, 02/01/38	(PR 02/01/17) (PSF)	2,015	2,104,285
Spring Independent School District GO
5.00%, 08/15/33	(PR 08/15/17)	5,660	6,025,183
5.00%, 08/15/33	(Call 08/15/17)	775	821,151
State of Texas GO
4.00%, 10/01/33	(Call 04/01/24)	1,200	1,305,372
4.50%, 04/01/33	(PR 04/01/17)	725	756,697
4.50%, 04/01/33	(Call 04/01/17)	2,145	2,224,365
4.65%, 04/01/25	(PR 04/01/16)	1,000	1,003,980
4.75%, 04/01/37	(Call 04/01/18)	1,520	1,626,978
5.00%, 10/01/16		1,800	1,850,328
5.00%, 04/01/17		5,000	5,250,500
5.00%, 10/01/19		1,000	1,150,400
5.00%, 04/01/20		2,000	2,330,200
5.00%, 04/01/21		1,000	1,196,890
5.00%, 10/01/21		2,000	2,422,840
5.00%, 04/01/22		2,000	2,444,660
5.00%, 10/01/24		3,000	3,795,480
5.00%, 04/01/26	(PR 04/01/18)	2,255	2,457,950
5.00%, 04/01/27	(PR 04/01/18)	1,300	1,417,000
5.00%, 04/01/27	(Call 04/01/24)	2,000	2,454,000
5.00%, 10/01/27	(Call 04/01/24)	4,000	4,899,560
5.00%, 04/01/28	(Call 04/01/24)	2,000	2,437,680
5.00%, 04/01/28	(PR 04/01/16)	1,000	1,004,290
5.00%, 04/01/30	(PR 04/01/16)	2,850	2,862,226

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.00%, 04/01/33	(PR 04/01/17)	$7,940	$8,331,467
5.00%, 04/01/35	(Call 04/01/24)	1,660	1,955,530
5.00%, 04/01/36	(Call 04/01/22)	2,500	2,922,195
5.00%, 10/01/36	(Call 10/01/25)	1,995	2,376,604
5.00%, 04/01/42	(Call 04/01/22)	3,000	3,433,860
Series A
4.00%, 10/01/31	(Call 10/01/24)	2,000	2,214,260
4.00%, 10/01/44	(Call 10/01/24)	2,000	2,116,200
4.50%, 04/01/35	(Call 04/01/17) (NPFGC-FGIC)	1,000	1,036,360
5.00%, 10/01/21		1,200	1,453,704
5.00%, 10/01/22		2,000	2,473,280
5.00%, 10/01/23		1,000	1,252,390
5.00%, 10/01/24		3,000	3,795,480
5.00%, 10/01/28	(Call 10/01/24)	5,000	6,147,250
5.00%, 10/01/44	(Call 10/01/24)	3,000	3,478,350
Series B
5.00%, 10/01/17		2,535	2,716,329
Series D
4.00%, 05/15/45	(Call 05/15/25)	2,000	2,102,220
Tarrant Regional Water District RB
5.00%, 03/01/37	(Call 03/01/22)	3,000	3,453,750
Texas Public Finance Authority RB
4.00%, 07/01/17	(Call 01/01/17)	1,000	1,031,490
5.00%, 07/01/16		8,150	8,282,437
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/16		500	502,165
5.00%, 04/01/18	(PR 04/01/17)	2,630	2,758,212
5.00%, 04/01/20	(PR 04/01/16)	595	597,541
5.00%, 04/01/20		4,000	4,660,400
5.00%, 10/01/20		500	591,455
5.00%, 10/01/22		1,500	1,851,750
5.00%, 04/01/24	(PR 04/01/17)	1,585	1,662,269
5.00%, 04/01/25	(PR 04/01/16)	900	903,843
5.00%, 10/01/26		2,905	3,736,905
5.00%, 04/01/27	(PR 04/01/17)	4,650	4,876,687
Series A
4.75%, 04/01/17		1,800	1,885,086
5.00%, 04/01/17		800	839,984
5.00%, 04/01/21		4,225	5,049,889
5.00%, 04/01/21	(PR 04/01/16)	4,000	4,017,080
5.00%, 04/01/23	(PR 04/01/16)	5,160	5,182,033

Security		Principal (000s)	Value
5.00%, 04/01/23		$8,280	$10,248,736
5.00%, 04/01/24		1,200	1,502,460
Texas Water Development Board RB
Series A
4.00%, 10/15/34	(Call 10/15/25)	3,000	3,270,150
4.00%, 10/15/45	(Call 10/15/25)	2,000	2,099,440
5.00%, 07/15/26	(Call 07/15/17)	2,325	2,469,615
5.00%, 07/15/27	(Call 07/15/17)	250	265,443
5.00%, 10/15/45	(Call 10/15/25)	4,000	4,682,800
University of Texas System (The) RB
Series A
5.00%, 08/15/22		1,000	1,230,190
Series B
5.00%, 08/15/19		1,000	1,144,570
5.00%, 08/15/26		2,500	3,223,300
5.00%, 08/15/43	(Call 08/15/22)	1,000	1,163,880

			587,790,471
UTAH — 1.14%
Intermountain Power Agency RB
Series A
5.00%, 07/01/16		6,380	6,481,697
5.00%, 07/01/21	(Call 07/01/18)	1,000	1,098,350
State of Utah GO
5.00%, 07/01/23		1,500	1,880,745
5.00%, 07/01/24		1,000	1,270,240
5.00%, 07/01/25	(Call 01/01/25)	2,000	2,547,060
Series 2011A
5.00%, 07/01/24	(PR 07/01/21)	5,000	6,016,950
Series A
4.00%, 07/01/17		1,000	1,047,470
5.00%, 07/01/16		500	508,090
5.00%, 07/01/17		7,225	7,664,280
5.00%, 07/01/20	(PR 07/01/18)	8,200	9,028,610
5.00%, 07/01/22	(PR 07/01/21)	1,040	1,251,526
5.00%, 07/01/26	(PR 07/01/21)	1,830	2,202,204
Series C
5.00%, 07/01/17		1,000	1,060,800
5.00%, 07/01/18		2,540	2,799,156
University of Utah (The) RB
Series A
5.00%, 08/01/43	(Call 08/01/23)	3,000	3,430,830

82	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Utah Transit Authority RB
5.00%, 06/15/42	(Call 06/15/22)	$1,480	$1,660,293
Series A
5.00%, 06/15/24		4,000	5,063,000
5.00%, 06/15/24	(PR 06/15/18)	1,835	2,016,757
5.00%, 06/15/25		1,000	1,282,410
5.00%, 06/15/28	(PR 06/15/18)	1,275	1,401,289
5.00%, 06/15/32	(PR 06/15/18) (AGM)	1,500	1,648,575
5.00%, 06/15/36	(PR 06/15/18) (AGM)	1,900	2,088,195
5.00%, 06/15/38	(Call 06/15/25)	7,000	8,264,830

			71,713,357
VERMONT — 0.02%
University of Vermont & State Agricultural College RB
5.00%, 10/01/40	(Call 10/01/25)	1,000	1,144,040

			1,144,040
VIRGINIA — 0.98%
City of Richmond VA RB
Series A
5.00%, 01/15/43	(Call 01/15/23)	2,000	2,295,040
Commonwealth of Virginia GO
Series B
5.00%, 06/01/26	(Call 06/01/25) (SAW)	3,000	3,820,440
Series D
5.00%, 06/01/18		500	549,190
5.00%, 06/01/19		1,000	1,137,340
County of Fairfax VA GO
Series A
4.00%, 10/01/27	(Call 04/01/26)	2,000	2,343,340
Series B
5.00%, 10/01/22	(SAW)	1,000	1,238,250
5.00%, 04/01/23	(SAW)	1,000	1,247,700
5.00%, 10/01/23	(SAW)	2,000	2,516,220
Series C
5.00%, 10/01/16	(SAW)	425	436,807
5.00%, 10/01/17	(SAW)	2,360	2,528,433
County of Loudoun VA GO
Series B
5.00%, 11/01/19		1,500	1,730,055

Security		Principal (000s)	Value
Hampton Roads Sanitation District RB
5.00%, 04/01/38	(Call 04/01/18)	$375	$404,610
University of Virginia RB
5.00%, 06/01/40	(Call 06/01/18)	9,560	10,400,037
Series A
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,162,030
Upper Occoquan Sewage Authority RB
Series A
5.15%, 07/01/20	(NPFGC)	1,000	1,099,120
Virginia College Building Authority RB
5.00%, 09/01/20		1,070	1,260,856
Series A
4.00%, 02/01/32	(Call 02/01/25)	3,000	3,272,520
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/29	(Call 05/15/21) (SAP)	1,000	1,082,120
5.00%, 05/15/27	(Call 05/15/21) (SAP)	500	592,750
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,190,150
5.00%, 05/15/33	(Call 05/15/21) (SAP)	2,275	2,644,005
5.00%, 05/15/34	(Call 05/15/21) (SAP)	1,000	1,162,200
Virginia Public Building Authority RB
Series C
4.00%, 08/01/26	(Call 08/01/24)	2,500	2,878,975
5.00%, 08/01/17		1,000	1,064,840
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	2,000	2,261,380
5.00%, 08/01/23	(Call 08/01/22) (SAW)	1,000	1,232,230
5.00%, 08/01/26	(Call 08/01/25) (SAW)	1,515	1,907,612
5.25%, 08/01/16		2,995	3,058,284
Series C
5.00%, 08/01/17	(SAW)	1,695	1,804,158
5.00%, 08/01/18	(SAW)	550	607,376
5.00%, 08/01/19	(SAW)	770	878,247

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Virginia State Public School Authority RB
5.00%, 08/01/24	(SAW)	$1,225	$1,541,589

			61,347,904
WASHINGTON — 3.50%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/30	(Call 11/01/25)	2,000	2,446,400
5.00%, 11/01/45	(Call 11/01/25)	2,000	2,346,420
Series A
5.00%, 11/01/32	(PR 11/01/17) (AGM)	1,400	1,502,732
5.00%, 11/01/36	(PR 11/01/17)	3,500	3,756,830
Series S-1
5.00%, 11/01/36	(Call 11/01/25)	2,000	2,376,080
City of Seattle WA Municipal Light & Power Revenue RB
Series A
5.25%, 02/01/36	(Call 02/01/21)	1,200	1,394,616
Series B
5.00%, 02/01/18		1,000	1,083,620
5.00%, 02/01/21	(Call 02/01/20)	500	575,605
5.00%, 02/01/22	(Call 02/01/20)	1,000	1,148,710
5.00%, 02/01/24	(Call 02/01/20)	500	572,285
City of Tacoma WA Electric System Revenue RB
Series A
4.00%, 01/01/42	(Call 07/01/23)	1,000	1,029,460
County of King WA GOL
4.75%, 01/01/34	(Call 01/01/18)	1,900	2,009,421
County of King WA Sewer Revenue RB
5.00%, 01/01/38	(PR 01/01/18)	4,600	4,967,770
5.00%, 01/01/39	(PR 01/01/19)	8,205	9,170,318
5.00%, 07/01/40	(Call 01/01/25)	2,000	2,316,880
5.00%, 01/01/45	(Call 07/01/20)	1,000	1,123,850
5.00%, 07/01/47	(Call 01/01/25)	2,000	2,295,080
5.00%, 01/01/50	(Call 07/01/20)	2,000	2,242,380
5.00%, 01/01/52	(Call 01/01/22)	4,000	4,518,360
5.13%, 01/01/41	(Call 01/01/21)	500	573,200
5.25%, 01/01/42	(PR 01/01/19)	1,000	1,124,650
Series B
5.00%, 01/01/41	(Call 01/01/21)	1,330	1,514,431

Security		Principal (000s)	Value
Energy Northwest RB
4.00%, 07/01/38	(Call 07/01/25)	$2,000	$2,101,800
5.00%, 07/01/22	(PR 07/01/16)	975	990,473
5.00%, 07/01/23		1,000	1,241,200
5.00%, 07/01/24	(PR 07/01/16)	2,370	2,407,612
5.00%, 07/01/34	(Call 07/01/25)	2,000	2,388,340
Series A
5.00%, 07/01/17		1,850	1,962,480
5.00%, 07/01/18		8,065	8,877,952
5.00%, 07/01/19		2,365	2,689,904
5.00%, 07/01/20		1,850	2,165,998
5.00%, 07/01/21		2,000	2,401,040
5.00%, 07/01/22	(Call 07/01/21)	565	680,254
5.00%, 07/01/23	(Call 07/01/21)	2,100	2,519,895
5.25%, 07/01/16		1,780	1,810,242
5.25%, 07/01/18		2,185	2,417,899
Series C
5.00%, 07/01/28	(Call 07/01/24)	1,000	1,215,640
FYI Properties RB
5.50%, 06/01/39	(Call 06/01/19)	1,000	1,121,700
NJB Properties RB
5.00%, 12/01/36	(PR 12/01/16) (GTD)	1,000	1,034,740
Pierce County School District No. 10 Tacoma GO
5.00%, 12/01/39	(Call 12/01/25) (GTD)	2,000	2,347,140
Port of Seattle WA RB
Series A
5.00%, 08/01/30	(Call 08/01/22)	1,500	1,762,605
5.00%, 08/01/31	(Call 08/01/22)	2,910	3,419,454
Snohomish County Public Utility District No. 1 RB
5.00%, 12/01/40	(Call 12/01/25)	1,000	1,157,860
Snohomish County School District No. 15 Edmonds GO
5.00%, 12/01/19	(PR 06/01/16) (GTD)	6,750	6,832,080
Snohomish County School District No. 201 Snohomish GO
5.25%, 12/01/27	(Call 12/01/18) (GTD)	500	561,610

84	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
State of Washington GO
5.00%, 07/01/23		$1,090	$1,351,197
5.00%, 07/01/24		2,000	2,501,400
5.00%, 07/01/25	(Call 07/01/24)	1,500	1,873,410
5.00%, 07/01/26	(Call 07/01/24)	1,050	1,297,642
5.00%, 07/01/30	(PR 07/01/17)	1,700	1,801,235
5.00%, 07/01/31	(Call 01/01/25)	1,000	1,194,500
5.00%, 07/01/32	(Call 01/01/25)	2,000	2,375,060
5.00%, 08/01/32	(Call 08/01/25)	2,500	2,996,200
5.00%, 08/01/37	(Call 08/01/25)	2,500	2,945,875
Series 2014A
5.00%, 08/01/35	(Call 08/01/23)	1,500	1,765,905
Series A
5.00%, 07/01/18		1,200	1,321,548
5.00%, 07/01/25	(PR 07/01/18)	1,330	1,462,761
5.00%, 07/01/27	(PR 07/01/18)	4,750	5,224,145
5.00%, 07/01/31	(PR 07/01/18)	3,400	3,739,388
5.00%, 08/01/33	(Call 08/01/23)	2,800	3,319,372
5.00%, 08/01/35	(Call 08/01/21)	500	582,650
5.00%, 08/01/38	(Call 08/01/23)	1,215	1,417,796
Series B
5.00%, 07/01/28	(Call 01/01/26)	2,500	3,093,725
5.00%, 07/01/29	(Call 01/01/26)	3,000	3,688,740
Series C
5.00%, 01/01/27	(PR 01/01/18)	1,000	1,079,950
5.00%, 01/01/28	(PR 01/01/18)	1,000	1,079,950
5.00%, 06/01/41	(Call 06/01/21)	7,000	8,056,650
Series D
5.00%, 01/01/33	(PR 01/01/18)	4,080	4,406,196
5.00%, 02/01/34	(Call 02/01/22)	1,000	1,157,070
5.00%, 02/01/39	(Call 02/01/24)	900	1,033,587
Series E
5.00%, 02/01/31	(PR 02/01/19)	1,500	1,682,745
Series R
5.00%, 07/01/19		1,500	1,707,675
5.00%, 07/01/20		1,800	2,107,458
Series R-2011C
5.00%, 07/01/16		400	406,500
5.00%, 07/01/17		350	371,427
Series R-2012C
5.00%, 07/01/20		1,000	1,170,810
5.00%, 07/01/24	(Call 07/01/22)	3,750	4,534,500
5.00%, 07/01/25	(Call 07/01/22)	1,000	1,204,510
5.00%, 07/01/26	(Call 07/01/22)	1,500	1,802,745

Security		Principal (000s)	Value
Series R-2015
5.00%, 07/01/18		$1,500	$1,651,935
5.00%, 07/01/19		1,500	1,707,675
Series R-2015-C
5.00%, 07/01/28	(Call 01/01/25)	1,500	1,823,565
5.00%, 07/01/29	(Call 01/01/25)	3,000	3,625,770
5.00%, 07/01/32	(Call 01/01/25)	1,000	1,187,530
Series R-2015E
5.00%, 07/01/28	(Call 01/01/25)	1,500	1,823,565
5.00%, 07/01/31	(Call 01/01/25)	3,000	3,583,500
5.00%, 07/01/33	(Call 01/01/25)	5,850	6,921,720
State of Washington RB
5.00%, 09/01/16		1,000	1,023,270
5.00%, 09/01/18		2,325	2,564,289
5.00%, 09/01/19		2,250	2,560,365
5.00%, 09/01/20		1,000	1,168,880
5.00%, 09/01/21		3,000	3,587,850
5.00%, 09/01/24	(Call 09/01/23)	2,000	2,427,060
University of Washington RB
Series A
5.00%, 07/01/41	(Call 07/01/22)	1,000	1,167,110
Washington State University RB
5.00%, 04/01/40	(Call 04/01/25)	2,055	2,376,238

			219,151,660
WEST VIRGINIA — 0.02%
West Virginia University RB
Series B
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,159,450

			1,159,450
WISCONSIN — 0.71%
State of Wisconsin GO
5.00%, 05/01/27	(Call 05/01/25)	1,000	1,242,990
Series 1
5.00%, 05/01/16	(AMBAC)	550	554,598
5.00%, 05/01/17		2,500	2,634,350
5.00%, 05/01/19	(AMBAC)	1,685	1,909,071
5.00%, 05/01/21		2,000	2,398,560
Series 2
5.00%, 11/01/20		3,000	3,557,940
5.00%, 11/01/22	(Call 11/01/21)	2,070	2,508,881
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,205,590
Series 3
5.00%, 11/01/21		2,000	2,427,700
5.00%, 11/01/22		1,175	1,455,767

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal or Shares (000s)	Value
Series 4
5.00%, 05/01/26	(Call 11/01/24)	$3,510	$4,411,333
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	1,000	1,008,360
Series B
5.00%, 05/01/22	(PR 05/01/21)	1,500	1,790,010
State of Wisconsin RB
Series A
5.38%, 05/01/25	(Call 05/01/19) (SAP)	2,050	2,334,192
5.63%, 05/01/28	(Call 05/01/19) (SAP)	1,470	1,679,769
5.75%, 05/01/33	(Call 05/01/19) (SAP)	2,260	2,588,265
6.00%, 05/01/36	(Call 05/01/19) (SAP)	4,320	4,981,090
6.25%, 05/01/37	(Call 05/01/19) (SAP)	1,000	1,160,800
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/22		1,000	1,227,510
Series A
5.00%, 07/01/20	(AGM)	2,000	2,347,200
Series I
5.00%, 07/01/19	(NPFGC-FGIC)	1,095	1,247,380

			44,671,356

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $5,882,544,607)			6,138,349,351

SHORT-TERM INVESTMENTS — 1.15%

MONEY MARKET FUNDS — 1.15%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]		71,886	71,885,892

			71,885,892

TOTAL SHORT-TERM INVESTMENTS
(Cost: $71,885,892)			71,885,892

Value
TOTAL INVESTMENTS IN SECURITIES — 99.08%
(Cost: $5,954,430,499)	$6,210,235,243
Other Assets, Less Liabilities — 0.92%	57,783,133

NET ASSETS — 100.00%	$6,268,018,376

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC-ICC  —  Assured Guaranty Corp. – Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

HERBIP  —  Higher Education Revenue Bond Intercept Program

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

86	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.10%

ALABAMA — 0.82%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18		$100	$110,520
5.00%, 09/01/19		500	570,025
5.00%, 09/01/20		500	585,805
Alabama Public School & College Authority RB
5.00%, 12/01/25	(PR 12/01/17)	1,055	1,136,573
Series A
5.00%, 05/01/18		1,000	1,093,970
5.00%, 05/01/19		650	735,338
5.00%, 05/01/29	(PR 05/01/19)	1,000	1,129,270
Series B
5.00%, 01/01/20		1,500	1,730,910
5.00%, 01/01/21		1,000	1,185,350

			8,277,761
ALASKA — 0.03%
Municipality of Anchorage AK GO Series B
5.25%, 12/01/16	(AMBAC)	265	274,763

			274,763
ARIZONA — 1.20%
Arizona School Facilities Board COP
Series A
5.00%, 09/01/19		2,125	2,417,060
5.00%, 09/01/20		500	584,040
City of Mesa AZ RB
4.00%, 07/01/17	(AGM)	50	52,298
5.25%, 07/01/16	(NPFGC)	135	137,284
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	165	167,810
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/16		1,000	1,016,150
5.00%, 07/01/17		1,280	1,357,824
5.00%, 07/01/18		1,000	1,100,800
Series B
5.00%, 07/01/20		500	586,800
County of Maricopa AZ COP
5.00%, 07/01/17		1,000	1,058,580

Security		Principal (000s)	Value
Salt River Project Agricultural Improvement & Power District RB
Series B
4.00%, 01/01/17		$275	$283,352
4.00%, 01/01/18		2,020	2,145,785
5.00%, 12/01/19		1,075	1,239,754

			12,147,537
ARKANSAS — 0.11%
State of Arkansas GO
4.00%, 06/15/20		950	1,073,928

			1,073,928
CALIFORNIA — 18.65%
Bay Area Toll Authority RB
Series A
1.00%, 04/01/47	(Call 10/01/16)	2,000	2,007,460
Series B
1.50%, 04/01/47	(Call 10/01/17)	4,150	4,198,389
Series C
1.88%, 04/01/47	(Call 10/01/18)	3,100	3,164,697
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	750	756,090
Series F
5.00%, 04/01/31	(PR 04/01/16)	4,525	4,544,593
Series F-1
5.00%, 04/01/17		750	788,077
5.00%, 04/01/39	(PR 04/01/18)	2,000	2,181,740
5.13%, 04/01/39	(PR 04/01/19)	1,200	1,360,200
California State Public Works Board RB
Series D
4.00%, 09/01/17		760	799,414
Series F
5.00%, 05/01/18		500	546,875
5.00%, 05/01/20		1,000	1,164,680
Series G
5.00%, 01/01/20		1,000	1,153,940
Series H
5.00%, 12/01/19		1,500	1,731,195
Chabot-Las Positas Community College District GO Series C
0.00%, 08/01/16	(AMBAC)	195	194,639

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
City of Long Beach CA Harbor Revenue RB Series C
5.00%, 11/15/18		$1,750	$1,956,115
City of Los Angeles CA GO Series B
5.00%, 09/01/18		3,000	3,330,660
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/16		1,000	1,012,390
5.00%, 06/01/19		710	808,008
East Bay Municipal Utility District Water System Revenue RB Series B
5.00%, 06/01/16		650	658,093
El Camino Community College District GO Series C
0.00%, 08/01/20		775	731,275
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/19		500	572,235
5.00%, 08/01/32	(PR 08/01/17) (NPFGC)	1,265	1,346,403
6.00%, 08/01/33	(PR 08/01/19)	145	170,600
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	860	949,500
Los Angeles Convention & Exhibit Center Authority RB Series A
5.00%, 08/15/17		150	159,890
Los Angeles County Metropolitan Transportation Authority RB Series A
5.00%, 07/01/17		1,350	1,434,334
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/16		550	558,976
5.00%, 07/01/17		1,000	1,061,780
5.00%, 07/01/19		610	695,974
5.00%, 07/01/20		300	353,061

Security		Principal (000s)	Value
Series B
5.00%, 12/01/18	(Call 11/01/18)	$1,500	$1,679,265
Los Angeles Unified School District/CA GO
5.75%, 07/01/16	(NPFGC)	210	213,967
Series A
3.00%, 07/01/16		1,500	1,514,370
Series A-1
5.50%, 07/01/17	(FGIC)	480	512,453
5.50%, 07/01/18	(FGIC)	1,190	1,325,517
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	400	406,132
5.00%, 07/01/16	(AGM)	705	716,527
5.00%, 07/01/17		735	779,791
5.00%, 07/01/18		500	551,265
Series C
5.00%, 07/01/19		1,300	1,483,690
Series KRY
5.00%, 07/01/17		550	583,517
Metropolitan Water District of Southern California RB
Series C
5.00%, 07/01/17		3,000	3,185,730
5.00%, 07/01/18		400	441,604
5.00%, 07/01/19		205	234,551
New Haven Unified School District GO
5.00%, 08/01/18	(AGM)	200	220,576
Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	1,000	1,015,900
Sacramento Municipal Utility District RB Series U
5.00%, 08/15/17	(AGM)	100	106,623
San Diego Public Facilities Financing Authority Sewer Revenue RB Series B
5.00%, 05/15/16		500	505,225
San Diego Unified School District/CA GO Series E
3.00%, 07/01/17		1,500	1,551,195

88	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/17	(ETM)	$380	$378,537
State of California Department of Water Resources Power Supply Revenue RB
5.00%, 05/01/20	(Call 05/01/18)	600	657,066
Series H
5.00%, 05/01/17		530	558,546
5.00%, 05/01/17	(AGM)	1,345	1,417,442
Series K
5.00%, 05/01/18		3,000	3,288,090
Series L
5.00%, 05/01/17		3,490	3,677,971
5.00%, 05/01/19		4,570	5,190,560
5.00%, 05/01/20		3,660	4,287,287
Series M
4.00%, 05/01/19		300	331,335
5.00%, 05/01/16		2,875	2,899,466
5.00%, 05/01/19		350	397,527
Series N
5.00%, 05/01/18		400	438,412
5.00%, 05/01/19		200	227,158
5.00%, 05/01/20		2,530	2,963,617
State of California Department of Water Resources RB
5.00%, 12/01/27	(PR 06/01/18)	1,550	1,701,140
Series AJ
5.00%, 12/01/16		500	518,015
State of California GO
3.00%, 09/01/16		1,770	1,794,957
3.00%, 12/01/32	(Call 06/01/19)	1,250	1,335,600
3.25%, 10/01/16		1,125	1,144,946
4.00%, 04/01/17		300	311,721
4.00%, 12/01/26	(Call 06/01/16)	1,715	1,731,104
4.00%, 12/01/27	(Call 06/01/17)	1,500	1,563,975
4.25%, 04/01/16		645	647,393
5.00%, 03/01/16		800	800,216
5.00%, 04/01/16		215	215,942
5.00%, 06/01/16	(SGI)	1,000	1,012,450
5.00%, 08/01/16		1,200	1,224,408
5.00%, 09/01/16		1,000	1,024,200
5.00%, 09/01/16	(NPFGC)	540	553,068
5.00%, 10/01/16		4,750	4,883,095

Security		Principal (000s)	Value
5.00%, 11/01/16	(AMBAC)	$790	$815,106
5.00%, 12/01/16		560	579,880
5.00%, 02/01/17		1,125	1,172,621
5.00%, 03/01/17		2,000	2,092,160
5.00%, 04/01/17		1,750	1,837,185
5.00%, 09/01/17		2,805	2,995,964
5.00%, 10/01/17		1,085	1,162,708
5.00%, 11/01/17		300	322,536
5.00%, 02/01/18		2,655	2,880,144
5.00%, 04/01/18		2,000	2,183,500
5.00%, 11/01/18		1,000	1,115,320
5.00%, 12/01/18		1,000	1,118,590
5.00%, 02/01/19		3,885	4,366,546
5.00%, 04/01/19		3,000	3,391,530
5.00%, 06/01/19	(Call 06/01/17) (NPFGC)	1,000	1,060,060
5.00%, 08/01/19	(Call 02/01/17)	2,640	2,753,731
5.00%, 10/01/19		425	488,674
5.00%, 02/01/20		4,100	4,757,517
5.00%, 03/01/20		1,000	1,163,530
5.00%, 09/01/20		1,190	1,406,675
5.00%, 10/01/20		500	592,566
5.00%, 11/01/20		885	1,051,530
5.50%, 04/01/18		4,100	4,518,651
5.50%, 04/01/19		3,525	4,037,641
6.00%, 02/01/18	(AMBAC)	755	834,048
Series A
4.00%, 07/01/16		930	942,127
5.00%, 07/01/16		1,275	1,295,935
5.00%, 07/01/17		3,020	3,206,968
5.00%, 07/01/18	(ETM)	4,515	4,970,112
5.00%, 07/01/18		965	1,062,272
5.00%, 07/01/19		6,780	7,725,946
5.00%, 07/01/20	(PR 07/01/19)	7,195	8,216,762
5.25%, 07/01/21	(PR 07/01/19)	1,730	1,989,932
Series B
5.00%, 09/01/17		1,000	1,068,080
5.00%, 09/01/20		1,830	2,163,206
University of California RB
Series AF
5.00%, 05/15/18		750	823,950
Series I
5.00%, 05/15/17		1,650	1,742,598

			188,500,726

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
COLORADO — 0.55%
E-470 Public Highway Authority RB Series B
0.00%, 09/01/16	(NPFGC)	$130	$129,422
Regional Transportation District RB
Series A
5.00%, 11/01/28	(PR 11/01/16) (AMBAC)	2,125	2,190,832
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	500	515,490
5.00%, 11/01/36	(PR 11/01/16) (AMBAC)	1,655	1,706,272
State of Colorado Department of Transportation RB
5.00%, 12/15/16		1,000	1,036,850

			5,578,866
CONNECTICUT — 2.21%
Connecticut State Health & Educational Facility Authority RB
0.60%, 07/01/29		2,000	2,000,380
Series A
0.80%, 07/01/48		1,500	1,502,145
1.38%, 07/01/35		1,000	1,012,980
Series A-4
1.20%, 07/01/49		1,000	1,008,280
Series U
1.00%, 07/01/33		1,500	1,503,465
State of Connecticut GO
5.00%, 12/15/17	(Call 12/15/16)	750	778,537
5.00%, 08/01/19		1,000	1,136,700
5.00%, 11/15/20		1,000	1,174,660
Series A
3.00%, 03/15/17		500	513,025
5.00%, 10/15/17		1,000	1,071,830
5.00%, 10/15/18		1,000	1,108,740
Series B
5.00%, 05/01/17		1,045	1,099,800
5.25%, 06/01/19	(AMBAC)	500	569,415
Series C
5.00%, 06/15/17		1,550	1,639,528
Series D
5.00%, 11/01/18		2,000	2,220,860
Series F
5.00%, 12/01/17	(Call 12/01/16)	2,000	2,072,440

Security		Principal (000s)	Value
State of Connecticut Special Tax Revenue RB Series A
5.00%, 08/01/20		$1,000	$1,171,970
State of Connecticut Special Tax Revenue ST
Series 1
5.00%, 02/01/17		360	375,210
5.00%, 02/01/18		300	325,086

			22,285,051
DELAWARE — 0.12%
State of Delaware GO Series 2009C
5.00%, 10/01/16		1,200	1,233,660

			1,233,660
DISTRICT OF COLUMBIA — 0.67%
District of Columbia GO
Series A
5.00%, 06/01/20		2,135	2,497,672
Series B
5.00%, 06/01/17	(AMBAC)	1,275	1,348,121
5.25%, 06/01/18	(AMBAC)	550	607,030
District of Columbia Water & Sewer Authority RB Series A
5.50%, 10/01/41	(PR 10/01/17) (NPFGC)	2,100	2,263,506

			6,716,329
FLORIDA — 2.03%
Central Florida Expressway Authority RB
1.63%, 01/01/19	(Call 01/01/18)	1,000	1,009,160
Florida Hurricane Catastrophe Fund Finance Corp. RB Series A
5.00%, 07/01/16		4,115	4,180,593
Florida Municipal Power Agency RB Series A
5.00%, 10/01/21		500	593,390
Florida’s Turnpike Enterprise RB Series B
5.00%, 07/01/16		3,000	3,048,660

90	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
State of Florida GO
Series A
5.00%, 06/01/16		$1,000	$1,012,360
5.00%, 06/01/17		915	967,832
5.00%, 06/01/19		1,300	1,479,595
Series D
5.00%, 06/01/17		1,000	1,057,740
5.00%, 06/01/18		2,000	2,198,580
State of Florida Lottery Revenue RB
Series B
5.00%, 07/01/18		1,000	1,099,570
Series C
5.00%, 07/01/16		1,035	1,051,715
5.00%, 07/01/18		545	599,266
Series E
5.00%, 07/01/17		1,000	1,060,520
Tampa Bay Water RB
Series A
5.00%, 10/01/16	(ETM)	1,000	1,027,140
Series B
5.00%, 10/01/19	(ETM)	80	91,679
5.00%, 10/01/19		70	80,300

			20,558,100
GEORGIA — 4.23%
City of Atlanta Department of Aviation RB
Series A
5.00%, 01/01/19		2,225	2,485,436
Series B
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,150,260
City of Atlanta GA Water & Wastewater Revenue RB
Series A
6.00%, 11/01/27	(PR 11/01/19)	1,515	1,798,699
6.25%, 11/01/34	(PR 11/01/19)	2,000	2,392,560
Georgia State Road & Tollway Authority RB
5.00%, 06/01/16	(NPFGC)	230	232,783
5.00%, 06/01/18	(Call 06/01/16) (NPFGC)	2,000	2,024,540

Security		Principal (000s)	Value
Series A
5.00%, 06/01/16		$500	$506,000
5.00%, 06/01/17		3,150	3,325,329
5.00%, 03/01/20	(GTD)	1,000	1,163,380
Gwinnett County School District GO
5.00%, 02/01/21	(SAW)	1,000	1,194,290
Series A
4.00%, 10/01/16		3,385	3,459,132
Municipal Electric Authority of Georgia RB
Series A
5.00%, 01/01/21		1,000	1,179,650
Series B
5.00%, 01/01/20		2,860	3,287,427
Series D
5.75%, 01/01/19	(Call 07/01/18)	1,000	1,118,430
Municipal Gas Authority of Georgia RB
4.00%, 10/01/16		1,000	1,021,360
State of Georgia GO
5.00%, 07/01/19		500	570,290
5.00%, 08/01/20	(PR 08/01/17)	350	372,418
Series A-1
5.00%, 02/01/19		2,000	2,248,520
Series B
4.50%, 03/01/21	(PR 03/01/16)	250	250,060
Series C
5.00%, 07/01/21	(Call 07/01/17)	1,000	1,058,870
Series E
5.00%, 08/01/16		305	311,124
5.00%, 08/01/19	(PR 08/01/17)	770	819,319
5.00%, 08/01/21	(PR 08/01/17)	625	665,031
Series E-2
4.00%, 09/01/16		5,100	5,196,390
Series I
5.00%, 07/01/18		2,375	2,616,751
5.00%, 07/01/20		2,000	2,350,940

			42,798,989
HAWAII — 1.06%
State of Hawaii GO
Series DT
5.00%, 11/01/17		300	322,464

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Series DY
5.00%, 02/01/18		$250	$271,008
5.00%, 02/01/19		1,020	1,145,368
Series DZ
5.00%, 12/01/16	(ETM)	15	15,521
5.00%, 12/01/16		3,935	4,074,378
5.00%, 12/01/19	(ETM)	15	17,304
5.00%, 12/01/19		1,125	1,298,767
Series EA
5.00%, 12/01/16		250	258,855
5.00%, 12/01/18		2,000	2,234,940
Series EF
5.00%, 11/01/17		1,000	1,074,880

			10,713,485
ILLINOIS — 4.33%
Chicago O’Hare International Airport RB
5.00%, 01/01/20		500	571,270
5.00%, 01/01/21		500	585,200
Series B
5.00%, 01/01/17		270	279,971
5.00%, 01/01/18		1,200	1,291,116
5.00%, 01/01/19	(Call 01/01/17) (AGM)	550	570,785
5.25%, 01/01/18	(NPFGC)	500	540,240
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/19		1,000	1,145,390
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	2,000	2,032,020
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	5,000	5,080,050
5.00%, 01/01/28	(PR 07/01/16) (AGM)	3,075	3,124,231
5.00%, 01/01/31	(PR 07/01/16) (AGM)	3,035	3,083,590
Series B
5.00%, 12/01/17		1,800	1,934,190
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC)	500	479,580

Security		Principal (000s)	Value
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/35	(PR 12/01/16)	$1,830	$1,892,220
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,100	1,137,400
State of Illinois GO
4.00%, 02/01/18		500	523,410
4.00%, 07/01/18		620	654,602
5.00%, 05/01/16		1,000	1,007,340
5.00%, 08/01/16		1,500	1,526,385
5.00%, 01/01/17		1,000	1,031,520
5.00%, 01/01/17	(AGM)	1,000	1,034,000
5.00%, 01/01/18		1,630	1,732,755
5.00%, 08/01/18		1,690	1,826,299
5.00%, 01/01/19		500	542,915
5.00%, 01/01/19	(AGM)	600	655,158
5.00%, 01/01/20	(AGM)	400	447,264
State of Illinois RB
4.00%, 06/15/16		1,855	1,875,739
5.00%, 06/15/16		500	507,065
5.00%, 06/15/17		630	665,683
5.00%, 06/15/18		480	524,866
State of Illinois Unemployment Compensation Trust Fund RB
Series A
5.00%, 06/15/16		1,000	1,014,130
Series B
5.00%, 06/15/17	(Call 12/15/16)	2,750	2,852,630
5.00%, 12/15/17	(Call 12/15/16)	500	518,780
5.00%, 06/15/18	(Call 12/15/16)	1,080	1,118,480

			43,806,274
INDIANA — 0.29%
Indiana Finance Authority RB
Series A
5.00%, 02/01/17		1,000	1,042,530
Series C
3.00%, 10/01/16		1,000	1,014,470
Indianapolis Local Public Improvement Bond Bank RB Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	850	905,599

			2,962,599

92	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
IOWA — 0.07%
Iowa Finance Authority RB
5.00%, 08/01/20		$560	$658,291

			658,291
KANSAS — 0.24%
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/16		1,180	1,208,320
5.50%, 03/01/19	(AGM)	305	348,435
Series B
5.00%, 09/01/19		200	229,402
Series C
5.00%, 09/01/20		500	590,150

			2,376,307
KENTUCKY — 0.16%
Kentucky Asset Liability Commission RB First Series
5.25%, 09/01/19	(NPFGC)	700	799,449
Kentucky State Property & Building Commission RB
5.25%, 10/01/16	(AGM)	510	524,576
5.25%, 02/01/18		240	259,944

			1,583,969
LOUISIANA — 0.49%
East Baton Rouge Sewerage Commission RB Series A
5.25%, 02/01/34	(PR 02/01/19)	400	450,996
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18		400	435,856
5.00%, 06/01/20		325	373,867
Series B
5.00%, 06/01/18	(PR 06/01/16) (AMBAC)	1,200	1,214,496
State of Louisiana GO
Series A
5.00%, 11/15/19		1,100	1,265,429
5.00%, 11/15/20	(Call 05/15/20)	1,000	1,163,910

			4,904,554

Security		Principal (000s)	Value
MARYLAND — 4.02%
County of Montgomery MD GO
Series A
5.00%, 11/01/18		$2,060	$2,296,962
5.00%, 11/01/20		2,500	2,963,675
Maryland State Transportation Authority RB
5.00%, 03/01/17		1,000	1,046,090
5.25%, 03/01/16		240	240,069
5.25%, 03/01/17		310	325,063
5.25%, 03/01/18		1,380	1,508,423
State of Maryland Department of Transportation RB
5.00%, 05/01/16		1,000	1,008,330
5.00%, 05/01/17		750	790,065
State of Maryland GO
5.00%, 08/01/19		2,000	2,287,620
5.00%, 03/01/20		3,110	3,618,112
First Series
5.00%, 03/15/17		390	408,646
5.00%, 03/15/22	(PR 03/15/17)	810	848,143
First Series A
5.25%, 03/01/16		250	250,072
Second Series
5.00%, 07/15/17		1,500	1,593,510
5.00%, 08/01/17		2,000	2,128,500
5.00%, 07/15/18		1,000	1,103,350
5.00%, 08/01/19	(PR 08/01/16)	1,415	1,442,918
5.00%, 07/15/22	(PR 07/15/18)	1,280	1,409,805
5.00%, 07/15/23	(PR 07/15/18)	850	936,198
Second Series C
5.00%, 11/01/16		1,135	1,170,843
Second Series E
5.00%, 08/01/16		1,000	1,020,080
Series A
5.00%, 03/01/19		1,610	1,815,388
5.00%, 03/01/20		1,000	1,163,380
5.00%, 03/01/21		1,000	1,197,000
Series B
5.00%, 08/01/18		2,000	2,210,260
5.00%, 08/01/20	(PR 08/01/19)	1,175	1,338,619
5.00%, 08/01/21	(PR 08/01/19)	1,700	1,936,725
5.00%, 08/01/23	(PR 08/01/19)	2,285	2,604,854

			40,662,700

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
MASSACHUSETTS — 5.99%
Commonwealth of Massachusetts GO
Series C
5.50%, 12/01/16	(AGM)	$1,000	$1,039,260
5.50%, 12/01/17	(AGM)	1,720	1,869,416
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		1,500	1,530,450
5.00%, 04/01/17		570	598,426
5.00%, 04/01/18		2,315	2,526,892
5.00%, 04/01/19		1,000	1,129,860
5.25%, 08/01/19		490	563,907
Series B
5.00%, 08/01/16		720	734,616
5.00%, 08/01/17		1,000	1,064,450
5.00%, 08/01/18		1,000	1,105,430
5.00%, 08/01/19		1,150	1,313,771
5.25%, 08/01/16		500	510,680
5.25%, 08/01/20		750	890,108
Series C
5.00%, 05/01/16		1,025	1,033,620
5.00%, 08/01/19		2,000	2,284,820
5.00%, 08/01/20		500	588,005
5.00%, 08/01/37	(PR 08/01/17) (AMBAC)	4,300	4,568,578
5.25%, 08/01/25	(PR 08/01/17) (AGM)	6,000	6,395,940
Series D
4.75%, 08/01/25	(PR 08/01/16)	1,250	1,273,775
5.00%, 10/01/17		800	857,096
5.00%, 08/01/21	(PR 08/01/16)	2,055	2,096,244
5.00%, 08/01/22	(PR 08/01/16)	715	729,350
5.50%, 11/01/16		500	517,555
5.50%, 10/01/17		800	863,416
Series E
5.00%, 11/01/23	(PR 11/01/16) (AMBAC)	500	515,555
5.00%, 11/01/24	(PR 11/01/16) (AMBAC)	265	273,244
Commonwealth of Massachusetts RB Series A
5.50%, 06/01/16	(NPFGC)	250	253,395

Security		Principal (000s)	Value
Massachusetts Bay Transportation Authority RB
Series B
5.25%, 07/01/17		$225	$239,461
Series C
5.00%, 07/01/31	(PR 07/01/18)	4,190	4,608,246
5.00%, 07/01/34	(PR 07/01/18)	1,000	1,099,820
5.50%, 07/01/16		2,015	2,051,230
5.50%, 07/01/18		1,700	1,894,004
Massachusetts Clean Water Trust (The) RB
Series 12
5.25%, 08/01/17		1,000	1,067,790
Series A
5.25%, 08/01/16		250	255,283
5.25%, 08/01/19		250	288,060
Massachusetts Department of Transportation RB Series B
5.00%, 01/01/17		720	747,396
Massachusetts School Building Authority RB
Series B
5.00%, 08/15/17		500	533,230
5.00%, 08/15/18		1,500	1,659,930
5.00%, 08/15/19		1,000	1,143,920
5.00%, 08/15/20		1,020	1,201,733
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/17		1,000	1,050,530
5.00%, 08/01/31	(PR 08/01/16) (AMBAC)	2,000	2,039,880
Series B
5.00%, 08/01/19		2,235	2,556,549
Series J
5.25%, 08/01/16	(AGM)	1,000	1,021,220

			60,586,141
MICHIGAN — 1.43%
Michigan Finance Authority RB
5.00%, 07/01/18	(NPFGC)	500	546,360
5.00%, 01/01/20	(Call 07/01/19)	1,075	1,221,544
5.00%, 07/01/20	(Call 07/01/19)	1,000	1,138,630
5.00%, 01/01/21	(Call 07/01/19)	1,000	1,135,610

94	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Series A
5.00%, 07/01/16		$1,175	$1,194,129
5.00%, 01/01/17		1,000	1,038,740
5.00%, 07/01/17		1,250	1,326,700
5.00%, 07/01/18		1,000	1,101,790
5.00%, 07/01/19		2,070	2,358,061
Michigan State Building Authority RB
5.00%, 04/15/20		1,000	1,157,880
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/18		2,000	2,229,260

			14,448,704
MINNESOTA — 1.52%
Minnesota Public Facilities Authority RB Series B
5.00%, 03/01/18		710	772,537
Southern Minnesota Municipal Power Agency RB Series A
5.25%, 01/01/17	(AMBAC)	850	884,484
State of Minnesota GO
5.00%, 08/01/16		775	790,562
5.00%, 08/01/17		3,235	3,441,910
5.00%, 08/01/19	(PR 08/01/17)	1,500	1,592,130
Series A
5.00%, 10/01/16	(ETM)	10	10,273
5.00%, 08/01/19		1,550	1,771,774
Series D
5.00%, 08/01/16		1,000	1,020,080
5.00%, 08/01/19		1,500	1,714,620
Series F
5.00%, 10/01/18		1,000	1,111,210
5.00%, 10/01/20		995	1,176,747
State of Minnesota RB Series B
5.00%, 03/01/17		1,000	1,045,910

			15,332,237
MISSISSIPPI — 0.22%
State of Mississippi GO
Series C
5.00%, 10/01/19		1,000	1,148,860

Security		Principal (000s)	Value
Series D
5.38%, 07/01/18		$1,000	$1,109,990

			2,258,850
MISSOURI — 1.72%
Missouri Highway & Transportation Commission RB
5.00%, 05/01/16		1,730	1,744,411
5.00%, 05/01/17		690	726,860
5.00%, 02/01/18		250	271,148
5.00%, 02/01/19		995	1,118,639
5.00%, 02/01/20	(Call 02/01/17)	1,400	1,460,368
5.25%, 05/01/18	(PR 05/01/17)	3,590	3,790,501
5.25%, 05/01/20	(PR 05/01/17)	1,000	1,055,850
5.25%, 05/01/21	(PR 05/01/17)	755	797,167
5.25%, 05/01/22	(PR 05/01/17)	350	369,547
Series A
5.00%, 05/01/21	(PR 05/01/16)	1,000	1,008,330
Series B
5.00%, 05/01/20		1,325	1,549,521
5.00%, 05/01/24	(PR 05/01/16)	2,000	2,016,660
5.00%, 05/01/25	(PR 05/01/16)	1,500	1,512,495

			17,421,497
NEBRASKA — 0.21%
City of Lincoln NE Electric System Revenue RB Series A
5.00%, 09/01/20		900	1,059,660
Omaha Public Power District RB
Series A
5.50%, 02/01/39	(PR 02/01/18)	470	513,893
Series B
5.00%, 02/01/20		500	578,610

			2,152,163
NEVADA — 1.04%
Clark County School District GOL Series A
4.00%, 06/15/16	(AMBAC)	1,000	1,011,150
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18		2,750	3,018,428
Series D
5.00%, 07/01/16		90	91,435

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
State of Nevada GOL Series C
5.00%, 06/01/18		$1,545	$1,696,935
State of Nevada RB
5.00%, 06/01/16		1,500	1,518,405
5.00%, 06/01/17		725	766,390
5.00%, 12/01/17		2,200	2,370,852

			10,473,595
NEW JERSEY — 4.24%
Garden State Preservation Trust RB Series C
5.13%, 11/01/16	(AGM)	1,250	1,287,612
New Jersey Building Authority RB Series A
5.00%, 06/15/17		750	784,890
New Jersey Economic Development Authority RB
5.00%, 06/15/16		500	505,270
5.00%, 12/15/16	(ETM)	620	642,475
5.00%, 12/15/16		380	392,513
5.00%, 06/15/17		1,000	1,037,880
5.00%, 12/15/17	(ETM)	1,010	1,087,659
5.00%, 12/15/17		40	42,443
5.00%, 06/15/18		250	265,833
5.00%, 09/01/18		2,220	2,436,510
5.00%, 06/15/19		750	815,108
5.00%, 06/15/20		250	274,260
5.00%, 09/01/20		1,000	1,152,873
5.50%, 06/15/16	(ETM)	200	203,112
Series A
5.00%, 05/01/17		425	443,199
Series EE
5.00%, 09/01/17		1,500	1,597,665
Series GG
5.00%, 09/01/17	(SAP)	795	846,762
Series K
5.25%, 12/15/20	(AMBAC)	1,030	1,155,475
Series NN
5.00%, 03/01/19	(SAP)	1,500	1,685,775
Series PP
5.00%, 06/15/19		2,500	2,717,025
Series W
5.00%, 03/01/16		1,670	1,670,451
5.00%, 03/01/17		520	542,087

Security		Principal (000s)	Value
New Jersey Educational Facilities Authority RB Series B
4.50%, 07/01/37	(PR 07/01/16) (NPFGC)	$675	$684,524
New Jersey Sports & Exposition Authority RB Series B
5.00%, 09/01/18	(SAP)	1,000	1,076,080
New Jersey State Turnpike Authority RB Series B
5.00%, 01/01/19		2,220	2,471,881
New Jersey Transit Corp. RB
Series A
5.00%, 09/15/16		500	510,770
5.00%, 09/15/18		500	541,185
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18		750	804,165
5.00%, 06/15/20		2,500	2,749,100
5.25%, 12/15/19		1,000	1,104,250
5.50%, 12/15/16	(AGM)	500	519,380
Series B
5.00%, 06/15/20		2,100	2,309,244
5.50%, 12/15/16	(NPFGC)	1,450	1,506,202
5.50%, 12/15/17	(NPFGC)	500	536,255
Series C
5.50%, 12/15/16	(AGM)	375	389,535
5.50%, 12/15/17	(AGM)	1,505	1,614,128
New Jersey Turnpike Authority RB Series B
5.00%, 01/01/20		1,150	1,316,715
State of New Jersey GO
Series H
5.25%, 07/01/16		500	508,270
5.25%, 07/01/19		405	456,107
Series L
5.25%, 07/15/17	(AMBAC)	1,300	1,374,555
Series Q
5.00%, 08/15/19		305	342,164
5.00%, 08/15/20		410	470,008

			42,871,395

96	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
NEW MEXICO — 0.27%
New Mexico Finance Authority RB
5.00%, 06/15/18		$2,500	$2,749,925

			2,749,925
NEW YORK — 15.37%
City of New York NY GO
5.00%, 08/01/18		2,250	2,482,515
5.00%, 08/01/20		1,000	1,169,840
Series 1
5.00%, 08/01/20		1,000	1,169,840
Series A
5.00%, 08/01/19		3,650	4,157,386
Series A-1
5.00%, 08/15/16		795	812,403
5.00%, 08/01/17		400	425,396
Series B
5.00%, 08/01/18		4,165	4,595,411
5.00%, 08/01/19		1,000	1,139,010
5.00%, 08/01/20		520	608,317
Series C
5.00%, 08/01/16		940	958,875
5.00%, 08/01/17		1,150	1,223,013
5.25%, 08/01/16		350	357,396
Series C-1
5.00%, 10/01/19	(Call 10/01/17)	2,000	2,140,620
Series E
5.00%, 08/01/19	(Call 08/01/17)	1,085	1,153,746
5.00%, 08/01/20		1,000	1,169,840
Series F
5.00%, 08/01/17		1,000	1,063,490
Series G
5.00%, 08/01/16		675	688,554
5.00%, 08/01/17		800	850,792
5.00%, 08/01/18		1,390	1,533,643
5.00%, 08/01/18	(Call 03/31/16) (NPFGC)	1,495	1,501,294
5.00%, 08/01/19		500	569,505
Series I
5.00%, 08/01/16		1,200	1,224,096
5.00%, 08/01/17		520	553,015
5.00%, 08/01/18		1,400	1,544,676
Series I-1
5.00%, 08/01/16		1,000	1,020,080

Security		Principal (000s)	Value
5.00%, 02/01/17		$365	$380,323
5.00%, 08/01/17		1,150	1,223,013
Series J
3.00%, 08/01/16		400	404,660
5.00%, 08/01/16		2,500	2,550,200
5.00%, 08/01/19		1,200	1,366,812
County of Nassau NY GOL Series A
5.00%, 01/01/21		500	584,435
Long Island Power Authority RB
Series B
5.25%, 04/01/19		250	282,115
Series E
5.00%, 12/01/17	(Call 12/01/16) (NPFGC)	1,000	1,035,030
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	500	562,750
Series A
5.75%, 07/01/16	(SAP)	200	203,710
5.75%, 01/01/18	(SAP)	385	420,905
5.75%, 07/01/18	(AGM-CR)	30	33,508
Series C
5.00%, 11/15/19		1,000	1,148,610
Series D
5.00%, 11/15/16		3,400	3,513,118
5.00%, 11/15/17		2,825	3,038,146
5.00%, 11/15/18		605	674,303
Series F
5.00%, 11/15/19		1,200	1,378,332
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/16		500	515,755
5.00%, 11/01/16	(ETM)	70	72,174
5.00%, 11/01/17	(ETM)	90	96,589
Series A
5.00%, 11/01/16		680	701,427
Series B
4.50%, 11/01/19		580	657,645
Series C
3.00%, 11/01/16		2,175	2,214,346
5.00%, 11/01/19		1,500	1,727,895

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.00%, 11/01/20		$1,000	$1,182,960
Series E
5.00%, 11/01/18		4,915	5,482,240
New York City Water & Sewer System RB
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	700	726,908
Series DD
4.00%, 06/15/18	(Call 12/15/16)	1,000	1,029,370
Series EE
5.00%, 06/15/16		410	415,797
5.00%, 06/15/17		200	211,572
Series GG
5.00%, 06/15/20		500	586,470
New York Local Government Assistance Corp. RB
Series A-5/6
5.00%, 04/01/18		435	475,720
5.50%, 04/01/19		400	458,964
New York State Dormitory Authority RB
5.00%, 07/01/16		865	879,177
5.00%, 07/01/17		500	529,150
5.00%, 03/15/18		2,500	2,729,375
series 2009A
5.00%, 07/01/16		170	172,669
Series 2014
5.00%, 02/15/19		5,000	5,616,450
5.00%, 02/15/20		2,000	2,312,460
Series A
4.00%, 05/15/17		350	364,875
4.00%, 05/15/18		1,000	1,073,090
5.00%, 03/15/16		555	556,199
5.00%, 02/15/17		1,000	1,044,580
5.00%, 05/15/17		1,600	1,687,296
5.00%, 07/01/17		170	180,147
5.00%, 02/15/18		700	760,459
5.00%, 02/15/19		1,000	1,123,290
5.00%, 03/15/19		250	282,728
5.00%, 12/15/19		200	230,878
5.00%, 03/15/20		1,340	1,563,753
5.00%, 12/15/20		500	592,215
5.50%, 05/15/17	(NPFGC)	275	291,825

Security		Principal (000s)	Value
Series C
5.00%, 03/15/19	(Call 03/15/18)	$3,125	$3,410,281
Series D
5.00%, 06/15/16		1,040	1,054,664
5.00%, 06/15/18		630	692,994
New York State Environmental Facilities Corp. RB
5.50%, 06/15/17		515	549,119
Series A
5.00%, 06/15/17		600	635,880
5.00%, 06/15/19		2,000	2,281,240
Series C
5.00%, 10/15/35	(PR 10/15/16)	2,250	2,316,172
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series B
5.00%, 04/01/16		1,395	1,401,012
5.00%, 04/01/18		1,710	1,867,833
New York State Thruway Authority RB
5.00%, 04/01/17		720	756,029
Series A
5.00%, 03/15/16		1,330	1,332,873
5.00%, 03/15/18	(Call 09/15/17)	1,055	1,130,675
5.00%, 05/01/19		10,185	11,506,198
5.00%, 03/15/21	(Call 09/15/20)	850	1,000,186
Series B
5.50%, 04/01/20	(AMBAC)	3,240	3,839,854
Series H
5.00%, 01/01/17	(NPFGC)	605	628,335
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	750	808,672
New York State Urban Development Corp. RB
5.00%, 12/15/17		400	432,308
5.00%, 03/15/20		2,000	2,318,360
5.50%, 03/15/19	(AMBAC)	400	456,612
5.50%, 03/15/20	(NPFGC)	2,000	2,359,660
Series A
5.00%, 03/15/16		2,025	2,029,374
5.00%, 03/15/17		455	476,976
5.00%, 01/01/18	(AGM)	2,980	3,219,413
5.00%, 03/15/18		1,850	2,016,167

98	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.00%, 03/15/19		$1,345	$1,515,169
Series A-1
5.00%, 12/15/16		1,085	1,125,492
Series A-2
5.00%, 01/01/20		1,500	1,727,850
Series B
5.00%, 01/01/17		245	254,322
5.00%, 01/01/21	(Call 07/01/18)	1,000	1,101,540
Series D
5.25%, 01/01/17		200	208,028
5.50%, 01/01/19		200	226,270
Port Authority of New York & New Jersey RB Series 179
5.00%, 12/01/18		675	753,739
Sales Tax Asset Receivable Corp. RB
Series A
3.00%, 10/15/16		1,000	1,017,050
5.00%, 10/15/17		500	536,510
5.00%, 10/15/19		1,200	1,382,028
Triborough Bridge & Tunnel Authority RB
Series A
5.00%, 11/15/20	(PR 05/15/18)	400	438,208
Series B
5.00%, 11/15/16		1,000	1,034,360
5.00%, 11/15/18		810	905,872
5.00%, 11/15/19		285	328,936
5.00%, 11/15/20		245	290,886
Series E
5.50%, 11/15/19	(NPFGC)	300	351,723
Utility Debt Securitization Authority RB
Series TE
5.00%, 06/15/18	(Call 06/15/16)	1,400	1,420,020
5.00%, 12/15/18	(Call 12/15/16)	750	778,815

			155,376,876
NORTH CAROLINA — 2.89%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20		1,000	1,175,470

Security		Principal (000s)	Value
County of Mecklenburg NC GO
Series C
5.00%, 03/01/17		$570	$596,271
5.00%, 03/01/18		500	544,040
County of Wake NC GO
4.50%, 03/01/24	(PR 03/01/17)	800	832,752
5.00%, 03/01/16		350	350,095
5.00%, 03/01/19		1,235	1,392,549
Series C
5.00%, 03/01/20		550	639,859
North Carolina Eastern Municipal Power Agency RB
Series A
5.00%, 01/01/21		2,350	2,789,238
5.25%, 01/01/19	(PR 01/01/18) (AGM)	2,000	2,167,120
Series B
5.00%, 01/01/21	(ETM)	1,150	1,364,946
North Carolina Municipal Power Agency No. 1 RB
4.00%, 01/01/19		2,680	2,914,944
5.00%, 01/01/18		1,000	1,078,511
State of North Carolina GO
Series 2013D
4.00%, 06/01/20		1,000	1,130,770
Series A
5.00%, 03/01/16		1,745	1,745,471
5.00%, 09/01/16		285	291,826
5.00%, 03/01/17		240	251,062
Series B
5.00%, 04/01/16		1,585	1,591,863
5.00%, 06/01/18		240	263,611
5.00%, 06/01/19		1,450	1,649,143
Series C
5.00%, 05/01/18		2,285	2,501,984
5.00%, 05/01/19		1,105	1,253,181
State of North Carolina RB
5.00%, 03/01/17		1,000	1,045,080
5.00%, 03/01/18		1,545	1,676,325

			29,246,111
OHIO — 0.22%
State of Ohio GO Series A
5.00%, 09/15/16		1,000	1,025,850

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
State of Ohio RB Series B
5.00%, 12/15/19		$1,000	$1,152,370

			2,178,220
OKLAHOMA — 0.27%
Oklahoma Capital Improvement Authority RB Series A
5.00%, 07/01/18		100	109,736
Oklahoma Turnpike Authority RB
Series A
5.00%, 01/01/17		1,175	1,220,214
5.00%, 01/01/18		1,290	1,393,639

			2,723,589
OREGON — 0.82%
City of Portland OR Sewer System Revenue RB
5.00%, 06/01/20		1,000	1,172,610
Series A
5.00%, 06/01/17		1,500	1,586,415
5.00%, 06/15/18		1,000	1,100,670
State of Oregon Department of Transportation RB
5.00%, 11/15/17		1,250	1,344,988
Series A
5.00%, 11/15/33	(PR 05/15/19)	1,775	2,009,513
Tri-County Metropolitan Transportation District of Oregon RB
5.00%, 11/01/18	(Call 05/01/17)	1,000	1,053,590

			8,267,786
PENNSYLVANIA — 3.68%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 01/01/20		400	459,292
Series C
5.00%, 08/01/17	(AGM)	450	478,049
Commonwealth of Pennsylvania GO
5.00%, 03/15/20		1,000	1,149,390
First Series
4.00%, 09/01/16		750	764,138
5.00%, 07/01/18		400	438,356

Security		Principal (000s)	Value
5.00%, 11/15/18		$900	$998,532
5.00%, 07/01/20		1,225	1,418,966
5.00%, 03/15/21		1,000	1,173,550
Second Series
5.00%, 03/01/16		700	700,189
5.00%, 03/01/17		1,000	1,044,250
5.00%, 10/15/17		1,000	1,069,890
5.00%, 03/01/19	(PR 03/01/17)	1,310	1,369,749
5.00%, 07/01/19		3,100	3,501,791
Series A
5.00%, 07/15/16		2,000	2,035,620
5.00%, 05/01/18		2,700	2,941,461
Third Series
5.00%, 07/15/17		225	238,529
5.38%, 07/01/16	(NPFGC)	720	732,542
5.38%, 07/01/17		355	377,567
5.38%, 07/01/17	(AGM-CR)	500	532,275
Pennsylvania Economic Development Financing Authority RB
5.00%, 07/01/20	(Call 07/01/19)	1,120	1,275,266
Series A
4.00%, 01/01/17		1,420	1,463,012
5.00%, 07/01/16		585	594,489
5.00%, 01/01/18		780	843,110
5.00%, 07/01/18		1,600	1,762,864
5.00%, 07/01/19		3,715	4,231,979
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/16		500	507,040
5.00%, 06/15/17		2,310	2,445,250
Pennsylvania Turnpike Commission RB
5.00%, 06/01/20		500	575,625
Series B
5.00%, 12/01/17		1,400	1,505,140
5.00%, 12/01/18		500	556,240

			37,184,151
RHODE ISLAND — 0.13%
Rhode Island Commerce Corp. RB
5.00%, 06/15/16	(NPFGC)	1,320	1,337,490

			1,337,490

100	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
SOUTH CAROLINA — 0.63%
Greenville County School District RB
4.63%, 12/01/20	(AGM)	$325	$377,098
5.50%, 12/01/17		2,000	2,168,720
South Carolina State Public Service Authority RB
Series A
5.00%, 01/01/17	(NPFGC)	1,050	1,090,309
Series E
5.00%, 01/01/17		285	295,941
South Carolina Transportation Infrastructure Bank RB Series B
5.00%, 10/01/18		350	387,968
State of South Carolina GO
Series A
5.00%, 06/01/17		1,400	1,479,870
5.00%, 06/01/18		555	609,601

			6,409,507
TENNESSEE — 1.41%
City of Memphis TN Electric System Revenue RB
5.00%, 12/01/16		2,265	2,344,524
5.00%, 12/01/17		1,365	1,469,750
City of Memphis TN GO
5.25%, 10/01/17	(NPFGC)	400	429,996
County of Shelby TN GO Series A
5.00%, 04/01/20		1,500	1,748,970
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/20	(PR 01/01/18)	500	539,975
5.00%, 01/01/23	(PR 01/01/18)	1,275	1,376,936
5.00%, 01/01/25	(PR 01/01/18)	320	345,584
Series A
5.00%, 07/01/18		1,500	1,653,420
Series D
5.00%, 07/01/16		750	762,187
5.00%, 07/01/17		2,000	2,122,440

Security		Principal (000s)	Value
State of Tennessee GO
Series A
4.00%, 08/01/17		$1,000	$1,050,240
5.00%, 08/01/20		375	441,893

			14,285,915
TEXAS — 7.48%
Alvin Independent School District/TX GO Series B
3.00%, 02/15/36	(PSF)	1,450	1,496,763
Central Texas Regional Mobility Authority RB Series B
5.00%, 01/01/45	(Call 07/01/20)	500	563,585
Central Texas Turnpike System RB Series A
5.00%, 08/15/42	(Call 04/01/20)	1,450	1,658,278
City of Corpus Christi TX Utility System Revenue RB Series B
2.00%, 07/15/45	(Call 01/15/17)	500	505,160
City of Dallas TX GOL
Series A
5.00%, 02/15/18	(ETM)	5	5,422
5.00%, 02/15/18		985	1,068,961
5.00%, 02/15/20		1,295	1,499,791
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/16	(AMBAC)	600	616,704
5.00%, 10/01/17	(AMBAC)	1,000	1,071,530
City of Houston TX Combined Utility System Revenue RB
Series C
5.00%, 11/15/18		950	1,058,623
5.00%, 05/15/20		1,000	1,164,780
Series E
5.00%, 11/15/16		500	516,705
City of Houston TX GOL
Series A
4.50%, 03/01/19		1,025	1,136,448
5.00%, 03/01/17		1,250	1,307,125
5.00%, 03/01/18		3,305	3,591,477
5.00%, 03/01/19		1,135	1,275,218
5.00%, 03/01/20	(Call 03/01/19)	350	393,495

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
City Public Service Board of San Antonio TX RB
3.00%, 12/01/45		$1,000	$1,078,130
5.00%, 02/01/18	(PR 02/01/17)	685	713,654
5.00%, 02/01/18	(Call 02/01/17)	790	823,915
5.00%, 02/01/19		1,000	1,123,530
5.00%, 02/01/20		1,650	1,912,878
Series D
5.00%, 02/01/17		300	312,732
Clear Creek Independent School District GO Series B
3.00%, 02/15/35	(PSF)	2,000	2,062,720
County of Harris TX GO Series C
5.25%, 08/15/19	(AGM)	1,000	1,152,440
Cypress-Fairbanks Independent School District GO Series B-3
4.00%, 02/15/40	(PSF)	500	548,620
Dallas Independent School District GO
4.75%, 08/15/32	(PR 08/15/16) (PSF)	4,000	4,079,640
6.38%, 02/15/34	(PR 02/15/18) (PSF)	1,035	1,150,547
Dallas/Fort Worth International Airport RB Series A
5.00%, 11/01/16		285	293,895
Houston Independent School District GOL
4.00%, 06/01/39	(PSF)	2,000	2,081,440
5.00%, 02/15/17	(PSF)	2,000	2,089,100
5.00%, 02/15/19	(PSF)	1,000	1,124,230
North Texas Tollway Authority RB
5.75%, 01/01/33	(PR 01/01/18)	505	551,410
5.75%, 01/01/38	(PR 01/01/18)	1,935	2,112,826
Series A
5.00%, 01/01/20		1,000	1,149,450
Series C
1.95%, 01/01/38		1,000	1,017,660

Security		Principal (000s)	Value
Spring Branch Independent School District GOL
5.25%, 02/01/38	(PR 02/01/17) (PSF)	$1,000	$1,044,310
State of Texas GO
4.75%, 04/01/29	(PR 04/01/17)	1,060	1,109,216
5.00%, 10/01/19		1,400	1,610,560
Series A
5.00%, 10/01/19		1,000	1,150,400
Series B
5.00%, 10/01/17		1,800	1,928,754
Texas Public Finance Authority RB
5.00%, 07/01/16		1,000	1,016,250
5.00%, 01/01/17		1,935	2,009,962
Series B
4.00%, 01/01/18	(Call 07/01/16)	1,000	1,012,520
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/18		1,000	1,085,990
5.00%, 04/01/18	(PR 04/01/17)	500	524,375
5.00%, 04/01/20	(PR 04/01/17)	1,000	1,048,750
5.00%, 04/01/20		1,430	1,666,093
5.00%, 04/01/20	(PR 04/01/16)	1,090	1,094,654
5.00%, 10/01/20		1,000	1,182,910
Series A
4.75%, 04/01/17		1,350	1,413,815
5.00%, 04/01/17		250	262,495
5.00%, 04/01/18	(PR 04/01/16)	500	502,135
5.00%, 04/01/19		2,000	2,259,720
University of Texas System (The) RB
Series A
5.00%, 08/15/16		1,515	1,548,466
Series B
5.00%, 08/15/18		1,675	1,852,835
5.00%, 08/15/19		525	600,899
5.00%, 08/15/24	(PR 08/15/16)	5,250	5,364,502

			75,598,493
UTAH — 1.85%
Intermountain Power Agency RB Series A
5.00%, 07/01/18		2,250	2,470,725

102	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
State of Utah GO
Series 2011A
5.00%, 07/01/24	(PR 07/01/21)	$1,000	$1,203,390
Series A
5.00%, 07/01/16		1,250	1,270,225
5.00%, 07/01/17		2,645	2,805,816
5.00%, 07/01/18		1,000	1,102,030
5.00%, 07/01/20	(PR 07/01/18)	3,630	3,996,811
Series C
5.00%, 07/01/17		200	212,160
5.00%, 07/01/18		1,800	1,983,654
Utah Transit Authority RB
Series A
5.00%, 06/15/32	(PR 06/15/18) (AGM)	1,330	1,461,737
5.00%, 06/15/36	(PR 06/15/18) (AGM)	2,000	2,198,100

			18,704,648
VIRGINIA — 1.25%
Commonwealth of Virginia GO Series D
5.00%, 06/01/18		1,905	2,092,414
County of Fairfax VA GO
Series B
4.00%, 04/01/19	(SAW)	550	604,830
Series C
5.00%, 10/01/17	(SAW)	1,500	1,607,055
Virginia Public Building Authority RB Series C
5.00%, 08/01/17		2,910	3,098,684
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	2,500	2,826,725
5.25%, 08/01/16		1,000	1,021,130
Series C
5.00%, 08/01/17	(SAW)	250	266,100
5.00%, 08/01/18	(SAW)	1,000	1,104,320

			12,621,258
WASHINGTON — 4.18%
Central Puget Sound Regional Transit Authority RB
Series A
5.00%, 11/01/34	(PR 11/01/17)	700	751,366
5.00%, 11/01/36	(PR 11/01/17)	2,140	2,297,033

Security		Principal (000s)	Value
City of Seattle WA Municipal Light & Power Revenue RB Series B
5.00%, 02/01/17		$2,000	$2,084,300
County of King WA Sewer Revenue RB
5.00%, 01/01/38	(PR 01/01/18)	200	215,990
Energy Northwest RB
5.00%, 07/01/23	(PR 07/01/16)	3,340	3,393,006
Series A
5.00%, 07/01/17		1,500	1,591,200
5.00%, 07/01/18		3,010	3,313,408
5.00%, 07/01/19		735	835,974
5.00%, 07/01/20		305	357,097
5.25%, 07/01/16		900	915,291
5.25%, 07/01/16	(NPFGC)	190	193,228
5.25%, 07/01/18		1,275	1,410,902
Series B
7.13%, 07/01/16	(NPFGC)	500	511,615
Series C
5.00%, 07/01/16		735	746,870
5.00%, 07/01/17		1,000	1,060,800
5.25%, 07/01/16	(NPFGC)	125	127,124
State of Washington GO
5.00%, 01/01/17		500	519,325
5.00%, 07/01/19		3,000	3,415,350
5.00%, 02/01/20		1,000	1,156,800
5.00%, 07/01/30	(PR 07/01/17)	2,700	2,860,785
Series A
5.00%, 07/01/26	(PR 07/01/17)	2,025	2,145,589
5.00%, 07/01/31	(PR 07/01/18)	350	384,937
Series R-2010A
5.00%, 01/01/17		150	155,798
5.00%, 01/01/21	(Call 01/01/19)	1,000	1,120,650
Series R-2011B
5.00%, 07/01/20		520	608,821
Series R-2011C
5.00%, 07/01/16		1,000	1,016,250
5.00%, 07/01/17		650	689,793
5.00%, 07/01/18		1,600	1,762,064
Series R-2013C
5.00%, 07/01/18		2,000	2,202,580
Series S-5
0.00%, 01/01/17	(NPFGC)	375	373,057

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 29, 2016

Security		Principal or Shares (000s)	Value
State of Washington RB
5.00%, 09/01/16		$640	$654,893
5.00%, 09/01/17		1,000	1,065,480
5.00%, 09/01/18		500	551,460
5.00%, 09/01/19		500	568,970
5.00%, 09/01/20		1,010	1,180,569

			42,238,375
WISCONSIN — 1.00%
State of Wisconsin GO
Series 1
5.00%, 05/01/16	(AMBAC)	100	100,836
5.00%, 05/01/17	(AMBAC)	1,000	1,053,740
5.00%, 05/01/19	(AMBAC)	2,000	2,265,960
5.00%, 05/01/20		1,000	1,167,960
Series A
5.00%, 05/01/16	(NPFGC)	1,670	1,683,961
State of Wisconsin RB Series 1
5.00%, 07/01/16		250	254,055
Wisconsin Department of Transportation RB
Series A
5.00%, 07/01/20	(AGM)	560	657,216
Series I
5.00%, 07/01/18	(NPFGC)	1,310	1,443,345
5.00%, 07/01/19	(NPFGC)	290	330,356
5.00%, 07/01/20	(NPFGC)	960	1,126,656

			10,084,085

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $993,959,938)			1,001,664,900

SHORT-TERM INVESTMENTS — 0.54%

MONEY MARKET FUNDS — 0.54%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]		5,479	5,478,959

			5,478,959

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,478,959)			5,478,959

Value
TOTAL INVESTMENTS IN SECURITIES — 99.64%
(Cost: $999,438,897)	$1,007,143,859
Other Assets, Less Liabilities — 0.36%	3,608,995

NET ASSETS — 100.00%	$1,010,752,854

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

104	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NEW YORK MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 97.76%

NEW YORK — 97.76%
Battery Park City Authority RB
5.00%, 11/01/21		$700	$853,853
Series A
5.00%, 11/01/24	(Call 11/01/23)	955	1,205,821
Brooklyn Arena Local Development Corp. RB
6.25%, 07/15/40	(Call 01/15/20)	125	144,319
6.38%, 07/15/43	(Call 01/15/20)	700	810,894
City of New York NY GO
5.00%, 08/01/18	(Call 08/01/17)	650	692,334
5.00%, 10/01/20	(PR 10/01/17)	100	107,021
5.00%, 08/01/26	(Call 08/01/25)	250	312,107
Series 1
5.00%, 08/01/23		250	308,640
Series A
5.00%, 08/01/20	(Call 08/01/16) (AGM)	250	255,090
5.00%, 08/01/21		500	598,475
5.00%, 08/01/25	(PR 08/01/16)	5	5,099
5.00%, 08/01/25	(Call 08/01/16)	395	402,888
5.00%, 08/01/26	(Call 02/01/24)	350	427,073
Series A-1
5.00%, 08/01/17		700	744,443
5.00%, 08/01/19	(Call 08/01/17)	150	159,504
5.00%, 08/01/27	(Call 08/01/21)	250	297,063
5.00%, 08/01/31	(Call 08/01/21)	200	234,414
Series B
5.00%, 08/01/16		135	137,711
5.00%, 08/01/20		100	116,984
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	195	217,394
Series C
5.00%, 08/01/19		680	774,526
5.00%, 08/01/20		500	584,345
5.00%, 08/01/21	(Call 08/01/19)	300	343,992
5.00%, 08/01/23		500	616,820
5.00%, 08/01/33	(Call 02/01/25)	250	296,188
Series C-1
5.00%, 10/01/19	(Call 10/01/17)	150	160,547
5.00%, 10/01/20	(Call 10/01/17)	150	160,398
5.00%, 10/01/24	(Call 10/01/17) (AGM)	1,000	1,071,140

Security		Principal (000s)	Value
Series E
5.00%, 08/01/27	(Call 08/01/19)	$500	$568,940
Series F
5.00%, 08/01/21		240	287,268
5.00%, 08/01/31	(Call 02/01/22)	250	292,458
Series F-1
5.00%, 03/01/32	(Call 03/01/23)	350	414,050
5.00%, 03/01/37	(Call 03/01/23)	500	579,875
Series G
4.00%, 08/01/18	(Call 08/01/17)	145	152,309
5.00%, 08/01/21		500	598,475
5.00%, 08/01/24	(PR 08/01/17)	25	26,576
5.00%, 08/01/24	(Call 08/01/17)	150	159,681
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,198,920
5.00%, 04/01/27	(Call 04/01/22)	250	299,088
Series H-1
5.00%, 03/01/23	(Call 03/01/19)	490	551,941
Series I
5.00%, 08/01/23	(Call 08/01/22)	1,000	1,220,770
5.00%, 08/01/27	(Call 08/01/22)	250	302,997
Series I-1
5.00%, 04/01/23	(Call 04/01/19)	160	180,726
Series J
3.00%, 08/01/16		450	455,242
5.00%, 08/01/17		500	531,745
5.00%, 08/01/19		250	284,753
5.00%, 08/01/21		600	718,170
5.00%, 08/01/25	(Call 08/01/24)	1,100	1,376,045
5.00%, 08/01/32	(Call 08/01/24)	525	625,432
Series J-1
5.00%, 05/15/33	(Call 05/15/19)	400	448,592
5.00%, 05/15/36	(Call 05/15/19)	905	1,012,804
Series L-1
5.00%, 04/01/25	(Call 04/01/18)	810	879,628
City of New York NY GOL Series F-1
5.00%, 06/01/35	(Call 06/01/25)	500	590,910
County of Nassau NY GOL Series A
5.00%, 01/01/22		500	593,170

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Erie County Industrial Development Agency (The) RB Series A
5.00%, 05/01/31	(Call 05/01/19) (SAW)	$100	$111,428
Hudson Yards Infrastructure Corp. RB
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	675	694,372
5.00%, 02/15/47	(Call 02/15/17)	2,180	2,254,621
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	325	336,125
5.25%, 02/15/47	(Call 02/15/21)	500	568,590
5.75%, 02/15/47	(Call 02/15/21)	1,000	1,162,210
Long Island Power Authority RB
Series A
5.00%, 12/01/19	(PR 06/01/16) (NPFGC-FGIC)	80	80,958
5.00%, 09/01/35	(Call 09/01/24)	250	287,695
5.00%, 05/01/38	(Call 05/01/21)	1,000	1,101,160
5.00%, 09/01/44	(Call 09/01/24)	500	564,965
5.50%, 04/01/22	(Call 04/01/19)	500	558,335
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	625	712,819
5.75%, 04/01/39	(Call 04/01/19)	380	426,303
6.25%, 04/01/33	(PR 04/01/19)	250	291,278
Series B
5.00%, 09/01/29	(Call 09/01/22)	250	287,040
5.00%, 12/01/35	(PR 06/01/16)	350	354,193
5.25%, 04/01/19		290	327,253
Series C
5.00%, 09/01/35	(PR 09/01/16)	225	230,198
Series E
5.00%, 12/01/17	(Call 12/01/16)	125	129,418
5.00%, 12/01/21	(Call 12/01/16) (NPFGC-FGIC)	400	413,316
5.00%, 12/01/22	(Call 12/01/16) (NPFGC-FGIC)	250	258,323
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	150	168,825
Series A
0.00%, 11/15/30		850	542,019

Security		Principal (000s)	Value
5.00%, 11/15/18		$250	$278,638
5.00%, 11/15/24	(Call 11/15/22)	250	306,982
5.00%, 11/15/31	(Call 11/15/16)	600	619,488
5.00%, 11/15/37	(Call 11/15/21)	455	530,280
5.00%, 11/15/46	(Call 11/15/21)	500	575,115
5.50%, 11/15/39	(Call 11/15/18)	700	783,664
Series A-1
5.00%, 11/15/40	(Call 05/15/25)	1,630	1,875,022
5.00%, 11/15/44	(Call 11/15/23)	350	400,186
Series A1
5.25%, 11/15/56	(Call 05/15/26)	200	232,384
Series A2
5.00%, 11/15/27	(Call 11/15/26)	500	621,930
Series B
5.00%, 11/15/34	(Call 11/15/19)	650	737,165
5.00%, 11/15/44	(Call 05/15/24)	400	451,960
Series C
5.00%, 11/15/41	(Call 11/15/22)	500	567,840
5.00%, 11/15/42	(Call 05/15/23)	1,200	1,364,544
6.25%, 11/15/23	(Call 11/15/18)	100	115,012
Series C-1
5.00%, 11/15/34	(Call 11/15/25)	350	413,430
Series D
4.00%, 11/15/32	(Call 11/15/22)	250	265,030
5.00%, 11/15/19		690	792,541
5.00%, 11/15/25	(Call 11/15/22)	230	279,264
5.00%, 11/15/28	(Call 11/15/22)	500	601,805
5.00%, 11/15/30	(Call 11/15/22)	890	1,060,195
5.00%, 11/15/34	(Call 11/15/20)	1,015	1,182,465
5.00%, 11/15/38	(Call 11/15/23)	250	288,835
Series D-1
5.00%, 11/01/22		250	304,490
5.00%, 11/15/39	(Call 11/15/24)	900	1,031,850
Series E
4.00%, 11/15/38	(Call 11/15/22)	105	109,290
5.00%, 11/15/42	(Call 11/15/22)	400	454,008
Series F
5.00%, 11/15/30	(Call 11/15/22)	250	297,808
Nassau County Interim Finance Authority RB
Series A
5.00%, 11/15/16		1,465	1,514,297
Series SER
5.00%, 11/15/22		1,025	1,275,981

106	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.13%, 11/01/23	(PR 11/01/18) (BHAC)	$250	$279,728
5.38%, 11/01/28	(PR 11/01/18) (BHAC)	235	264,500
New York City Educational Construction Fund RB Series A
5.75%, 04/01/41	(Call 04/01/21)	445	531,121
New York City Industrial Development Agency RB
4.50%, 03/01/39	(Call 09/01/16) (FGIC)	270	271,963
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	210	213,448
5.00%, 03/01/36	(Call 09/01/16) (NPFGC)	275	280,283
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	455	461,506
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	235	248,075
4.75%, 01/15/38	(Call 01/15/18) (SAW)	250	265,640
5.00%, 01/15/26	(Call 01/15/18) (SAW)	470	507,327
5.00%, 07/15/32	(Call 07/15/22) (SAW)	340	396,573
5.00%, 01/15/34	(Call 01/15/18) (SAW)	500	536,880
5.00%, 07/15/43	(Call 01/15/25) (SAW)	425	484,759
Series S-1A
5.00%, 07/15/33	(Call 07/15/21) (SAW)	420	487,977
Series S-2
5.00%, 01/15/37	(Call 01/15/17) (NPFGC-FGIC, SAW)	100	103,411

Security		Principal (000s)	Value
Series S-3
5.25%, 01/15/30	(Call 01/15/19) (SAW)	$500	$558,445
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	500	563,865
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/16		235	242,405
5.00%, 08/01/21	(PR 08/01/16)	725	739,442
5.00%, 05/01/29	(Call 05/01/19)	150	169,344
5.00%, 08/01/29	(Call 08/01/24)	500	607,805
5.00%, 11/01/30	(Call 05/01/17)	35	36,620
5.00%, 11/01/30	(PR 05/01/17)	65	68,383
5.00%, 08/01/36	(Call 08/01/25)	1,000	1,183,800
5.00%, 02/01/41	(Call 02/01/25)	1,400	1,621,284
Series A
5.00%, 11/01/21		500	605,290
5.00%, 11/01/27	(Call 11/01/21)	400	477,964
5.00%, 11/01/38	(Call 11/01/23)	350	410,462
Series A-1
5.00%, 08/01/20	(PR 08/01/16)	1,000	1,019,920
5.00%, 08/01/31	(Call 08/01/24)	340	408,190
5.00%, 08/01/33	(Call 08/01/24)	325	386,626
5.00%, 11/01/42	(Call 11/01/23)	400	466,068
Series B
5.00%, 11/01/19		400	460,772
5.00%, 11/01/20		525	616,067
5.00%, 11/01/21	(PR 05/01/17)	165	173,641
5.00%, 11/01/21	(Call 05/01/17)	85	89,483
Series B-1
5.00%, 11/01/28	(Call 11/01/25)	500	621,845
5.00%, 11/01/35	(Call 11/01/25)	500	594,020
Series B1
5.00%, 11/01/37	(Call 05/01/24)	1,500	1,745,460
Series C
5.00%, 11/01/25	(Call 05/01/25)	500	631,165
5.00%, 11/01/27	(Call 11/01/25)	500	626,305
5.00%, 11/01/39	(Call 11/01/20)	250	288,535
Series D
5.00%, 11/01/23	(Call 05/01/20)	250	291,618
5.00%, 02/01/25	(Call 02/01/21)	155	182,784

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.00%, 02/01/27	(Call 02/01/21)	$250	$293,580
5.00%, 02/01/31	(Call 02/01/21)	300	347,898
5.00%, 02/01/35	(Call 02/01/21)	500	576,245
Series E
5.00%, 11/01/18		1,000	1,115,410
5.00%, 11/01/23	(Call 05/01/21)	115	137,170
Series E-1
5.00%, 02/01/29	(Call 02/01/26)	750	930,720
5.00%, 02/01/42	(Call 02/01/22)	250	284,940
Series F-1
5.00%, 05/01/39	(Call 05/01/22)	670	769,361
Series I
5.00%, 05/01/42	(Call 05/01/23)	325	375,495
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(Call 10/01/18)	500	547,480
New York City Water & Sewer System RB
5.00%, 06/15/26	(Call 06/15/21)	750	893,332
5.00%, 06/15/31	(Call 06/15/21)	160	186,942
5.00%, 06/15/39	(Call 06/15/25)	860	1,007,705
5.00%, 06/15/44	(Call 12/15/21)	500	574,915
5.00%, 06/15/46	(Call 06/15/25)	500	578,810
5.38%, 06/15/43	(Call 12/15/20)	125	146,418
Series A
5.00%, 06/15/38	(Call 06/15/17)	350	368,231
5.50%, 06/15/21	(PR 06/15/18)	660	733,808
Series AA
5.00%, 06/15/37	(Call 06/15/17)	100	104,996
5.00%, 06/15/44	(Call 06/15/21)	150	172,712
Series BB
4.00%, 06/15/47	(Call 12/15/22)	400	418,888
5.00%, 06/15/31	(Call 06/15/20)	610	700,530
5.00%, 06/15/47	(Call 12/15/22)	460	531,746
Series C
4.75%, 06/15/33	(Call 06/15/16)	250	252,918
Series CC
5.00%, 06/15/29	(Call 06/15/18)	185	202,246
5.00%, 06/15/45	(Call 12/15/21)	1,100	1,259,643
5.00%, 06/15/47	(Call 06/15/23)	400	462,536
Series CC-1
5.00%, 06/15/47	(Call 06/15/24)	1,000	1,147,440
Series D
5.00%, 06/15/29	(PR 06/15/16)	265	268,734

Security		Principal (000s)	Value
Series DD
4.00%, 06/15/18	(Call 12/15/16)	$500	$514,685
4.75%, 06/15/35	(Call 06/15/17)	250	261,690
4.75%, 06/15/36	(Call 06/15/17)	330	345,299
5.00%, 06/15/29	(Call 06/15/24)	500	608,215
5.00%, 06/15/35	(Call 06/15/23)	400	470,368
5.00%, 06/15/36	(Call 06/15/24)	500	588,585
5.00%, 06/15/39	(Call 06/15/24)	500	580,495
Series EE
5.00%, 06/15/34	(Call 06/15/22)	500	583,455
Series FF
5.00%, 06/15/25	(Call 06/15/20)	500	583,565
5.00%, 06/15/45	(Call 06/15/22)	950	1,088,690
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	250	279,288
Series GG
5.00%, 06/15/26	(Call 06/15/21)	260	310,424
5.00%, 06/15/37	(Call 06/15/25)	500	589,900
5.00%, 06/15/39	(Call 06/15/25)	500	585,875
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	1,675	1,874,677
5.25%, 06/15/32	(Call 06/15/19)	750	850,380
Series GG-2
5.25%, 06/15/40	(Call 06/15/19)	115	129,594
New York City Water & Sewer System RB BAB
5.00%, 06/15/18		500	550,225
New York Convention Center Development Corp. RB
5.00%, 11/15/40	(Call 11/15/25)	250	290,013
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21) (GOI)	1,270	1,438,770
5.25%, 12/15/43	(Call 12/15/21) (GOI)	740	856,898
5.75%, 11/15/51	(Call 11/15/21)	90	104,848
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/19		1,700	1,877,233
5.00%, 04/01/20	(Call 04/01/18)	150	163,746

108	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Series A-5/6
5.00%, 04/01/17		$675	$709,310
5.00%, 04/01/18		1,385	1,514,650
5.50%, 04/01/19		325	372,908
Series B
5.00%, 04/01/19	(GOI)	285	322,663
Series C
5.50%, 04/01/17	(GOI)	450	463,599
Series E
5.25%, 04/01/16	(GOI)	75	75,341
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17	(SAW)	710	751,847
5.00%, 12/01/19	(SAW)	50	57,350
New York Power Authority (The) RB
Series A
4.50%, 11/15/47	(Call 11/15/17) (NPFGC)	355	373,236
5.00%, 11/15/22	(GOI)	335	412,653
5.00%, 11/15/38	(Call 11/15/21) (GOI)	410	477,986
Series C
5.00%, 11/15/16	(NPFGC)	915	945,872
5.00%, 11/15/17		430	463,213
5.00%, 11/15/20	(Call 11/15/17) (NPFGC)	1,090	1,175,260
5.00%, 11/15/21	(Call 11/15/17) (NPFGC)	350	377,251
New York State Dormitory Authority RB
5.00%, 07/01/22	(Call 07/01/19)	750	836,053
5.50%, 07/01/18	(NPFGC-FGIC)	375	417,146
5.50%, 07/01/23	(NPFGC)	200	251,286
Series 1
5.50%, 07/01/40	(AMBAC)	400	540,636
Series A
4.00%, 05/15/17		150	156,375
5.00%, 03/15/20		800	931,244
5.00%, 05/15/20		520	606,180
5.00%, 12/15/20		150	177,665
5.00%, 03/15/22		435	531,718
5.00%, 03/15/24		500	628,080
5.00%, 12/15/24	(Call 12/15/22)	250	306,387
5.00%, 12/15/25	(Call 12/15/22)	1,000	1,213,310

Security		Principal (000s)	Value
5.00%, 02/15/26	(Call 02/15/24)	$355	$434,449
5.00%, 03/15/28	(Call 03/15/18)	590	688,255
5.00%, 03/15/30	(Call 03/15/25)	400	484,748
5.00%, 12/15/30	(Call 12/15/22)	500	597,660
5.00%, 03/15/31	(Call 03/15/25)	1,000	1,202,140
5.00%, 03/15/32	(Call 03/15/24)	340	406,514
5.00%, 03/15/35	(Call 03/15/25)	500	590,855
5.00%, 07/01/37	(Call 07/01/22)	760	877,752
5.00%, 03/15/38	(Call 03/15/23)	500	576,090
5.00%, 02/15/43	(Call 02/15/23)	500	575,270
5.00%, 07/01/43	(Call 07/01/23)	1,025	1,179,488
5.00%, 03/15/44	(Call 03/15/24)	500	577,955
5.00%, 07/01/45	(Call 07/01/25)	100	113,735
Series B
5.00%, 03/15/20		475	550,610
5.00%, 03/15/28	(Call 03/15/19)	200	224,454
5.00%, 02/15/31	(Call 02/15/25)	1,000	1,200,470
5.00%, 03/15/31	(Call 03/15/22)	1,050	1,230,453
5.00%, 07/01/33	(Call 07/01/18) (AGM)	105	114,034
5.00%, 03/15/35	(Call 03/15/22)	500	585,930
5.00%, 02/15/38	(Call 02/15/25)	500	581,475
5.00%, 03/15/42	(Call 03/15/22)	600	685,464
Series C
5.00%, 03/15/22	(Call 03/15/18)	500	544,890
5.00%, 12/15/22	(PR 12/15/16)	500	518,040
5.00%, 03/15/25	(Call 03/15/18)	525	570,449
5.00%, 03/15/31	(Call 03/15/21)	250	288,985
5.00%, 12/15/31	(PR 12/15/16)	250	259,097
5.00%, 03/15/35	(Call 03/15/24)	500	585,410
Series D
5.00%, 02/15/40	(Call 02/15/22)	300	345,600
5.00%, 02/15/42	(Call 02/15/22)	250	285,155
Series E
5.00%, 02/15/23		500	613,140
5.00%, 02/15/24		1,000	1,240,130
5.00%, 03/15/31	(Call 09/15/25)	1,000	1,212,050
6.13%, 01/01/31	(Call 01/01/19)	250	286,910
New York State Environmental Facilities Corp. RB
5.00%, 06/15/21	(Call 06/15/18)	500	550,460
5.50%, 06/15/17		750	799,687

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Series A
4.00%, 06/15/26	(Call 06/15/22)	$420	$471,534
4.75%, 06/15/31	(Call 06/15/16)	340	344,155
5.00%, 06/15/16		1,055	1,070,181
5.00%, 06/15/17		100	105,980
5.00%, 06/15/18		500	551,085
5.00%, 06/15/19		500	570,310
5.00%, 06/15/20		75	88,214
5.00%, 06/15/22		375	461,561
5.00%, 06/15/23	(Call 06/15/22)	540	663,876
5.00%, 06/15/24	(Call 06/15/22)	640	785,510
5.00%, 06/15/34	(Call 06/15/19)	180	203,139
5.13%, 06/15/38	(Call 06/15/19)	120	135,702
Series B
5.00%, 06/15/33	(Call 06/15/18)	500	545,475
5.00%, 06/15/41	(Call 06/15/21)	90	104,363
Series D
5.00%, 06/15/22		520	640,032
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/27	(Call 04/01/18)	750	815,287
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	200	229,544
New York State Thruway Authority RB
5.00%, 04/01/16		250	251,078
5.00%, 01/01/31	(Call 01/01/25)	250	296,233
5.00%, 01/01/32	(Call 01/01/25)	340	400,530
Series A
5.00%, 03/15/18		315	343,293
5.00%, 05/01/19		2,375	2,683,085
5.00%, 03/15/20		100	115,918
5.00%, 03/15/21	(Call 09/15/20)	85	100,019
5.00%, 03/15/23	(Call 09/15/21)	250	300,478
5.00%, 03/15/26	(Call 09/15/18)	300	333,957
5.00%, 03/15/29	(Call 09/15/20)	250	288,885
Series B
5.50%, 04/01/20	(AMBAC)	260	308,136
Series C
5.25%, 03/15/19		250	283,505
Series H
4.00%, 01/01/18	(NPFGC)	100	106,284
5.00%, 01/01/17	(NPFGC)	250	259,643

Security		Principal (000s)	Value
5.00%, 01/01/19	(Call 01/01/18) (NPFGC)	$400	$432,828
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	225	242,602
Series I
5.00%, 01/01/37	(Call 01/01/22)	300	343,836
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,137,910
Series K
5.00%, 01/01/30	(Call 01/01/25)	465	555,442
New York State Urban Development Corp. RB
5.00%, 12/15/17		250	270,193
5.00%, 12/15/18		195	218,312
Series A
5.00%, 03/15/17		500	524,150
5.00%, 03/15/19		250	281,630
5.00%, 03/15/29	(Call 09/15/25)	750	922,777
5.00%, 03/15/31	(Call 03/15/21)	250	288,985
5.00%, 03/15/35	(Call 09/15/25)	350	416,678
Series A-1
5.00%, 12/15/16		1,010	1,047,693
5.00%, 12/15/18		285	319,072
5.00%, 03/15/21		450	534,325
5.00%, 03/15/22		400	483,744
5.00%, 03/15/28	(Call 03/15/23)	520	628,394
5.00%, 03/15/43	(Call 03/15/23)	240	276,523
Series B
5.00%, 01/01/21	(Call 07/01/18)	750	826,155
5.00%, 03/15/32	(Call 03/15/17)	250	260,583
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	278,650
5.00%, 03/15/36	(Call 03/15/19)	250	277,473
5.25%, 03/15/38	(Call 03/15/19)	120	133,661
Series C
5.00%, 03/15/24	(Call 03/15/23)	700	870,058
Series D
5.25%, 01/01/17		560	582,478
5.25%, 01/01/20	(Call 01/01/19)	375	423,667
5.63%, 01/01/28	(Call 01/01/19)	400	452,372
Series E
5.00%, 03/15/25	(Call 03/15/23)	100	123,464

110	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Port Authority of New York & New Jersey RB
4.00%, 09/15/31	(Call 09/15/19)	$500	$525,110
4.00%, 12/01/31	(Call 06/01/22) (GOI)	250	271,433
4.00%, 06/01/32	(Call 06/01/22)	170	183,348
4.00%, 12/15/40	(Call 06/15/24)	400	425,536
4.00%, 06/15/44	(Call 06/15/24)	250	264,833
4.50%, 09/15/39	(Call 09/15/19) (GOI)	475	524,751
4.75%, 07/15/31	(Call 07/15/18) (GOI)	200	216,726
4.75%, 07/15/32	(Call 07/15/18) (GOI)	130	140,919
4.75%, 11/15/32	(Call 11/15/17) (GOI)	210	223,182
5.00%, 07/15/32	(Call 07/15/20) (GOI)	275	315,876
5.00%, 09/01/34	(Call 09/01/24)	250	295,310
5.00%, 07/15/35	(Call 07/15/18) (GOI)	200	218,460
5.00%, 10/01/35	(Call 10/01/16) (GOI)	550	565,213
5.00%, 09/01/36	(Call 09/01/24)	400	468,836
5.00%, 09/15/36	(Call 09/15/19) (GOI)	200	225,870
5.00%, 01/15/41	(Call 01/15/21) (GOI)	250	284,795
Series 190
5.00%, 05/01/33	(Call 05/01/20)	250	285,803
Series 194
5.00%, 10/15/29	(Call 10/15/25)	500	616,675
5.00%, 10/15/34	(Call 10/15/25)	500	600,195
5.00%, 10/15/41	(Call 10/15/25)	500	584,435
Series 5
5.38%, 03/01/28	(GOI)	500	626,205
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/18		750	834,967
5.00%, 10/15/19		650	748,598
5.00%, 10/15/20		500	592,735
5.00%, 10/15/24		1,000	1,273,650
5.00%, 10/15/28	(Call 10/15/24)	1,750	2,166,080
5.00%, 10/15/30	(Call 10/15/24)	500	612,985
5.00%, 10/15/31	(Call 10/15/24)	1,385	1,686,985

Security		Principal (000s)	Value
State of New York GO
Series A
5.00%, 02/15/34	(Call 02/15/19)	$425	$474,317
5.00%, 02/15/39	(Call 02/15/19)	450	501,795
Series C
4.50%, 02/01/17		3,165	3,286,916
5.00%, 04/15/16		1,000	1,006,210
5.00%, 04/15/17		500	526,170
Suffolk County Water Authority RB
4.00%, 06/01/31	(Call 06/01/25)	1,000	1,119,720
Triborough Bridge & Tunnel Authority RB
Series A
0.00%, 11/15/30		245	159,135
0.00%, 11/15/32		200	120,426
5.00%, 11/15/19	(PR 05/15/18) (GOI)	250	273,880
5.00%, 11/15/22		150	184,338
5.00%, 01/01/23	(PR 01/01/22)	55	66,924
5.00%, 01/01/23	(Call 01/01/22)	20	24,173
5.00%, 11/15/27	(Call 05/15/23)	500	602,020
5.00%, 11/15/32	(PR 11/15/17)	600	645,618
5.00%, 11/15/37	(Call 05/15/18) (GOI)	850	921,757
5.00%, 11/15/40	(Call 05/15/25)	250	292,160
5.00%, 11/15/46	(Call 05/15/26)	500	586,410
5.25%, 01/01/28	(PR 01/01/22) (GOI)	425	523,392
Series B
0.00%, 11/15/32		700	406,693
4.00%, 11/15/16		170	174,634
4.00%, 11/15/21		200	231,778
5.00%, 11/15/16		300	310,308
5.00%, 11/15/19		675	779,058
5.00%, 11/15/20		400	474,916
5.00%, 11/15/21		400	485,624
5.00%, 11/15/22		500	616,985
5.00%, 11/15/25	(Call 11/15/22)	710	874,834
5.00%, 11/15/27	(Call 11/15/22)	415	509,591
5.50%, 01/01/30	(PR 01/01/22) (GOI)	945	1,177,083
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	550	606,061

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 29, 2016

Security		Principal or Shares (000s)	Value
Series D
5.00%, 11/15/31	(Call 11/15/18)	$650	$715,318
Series E
5.50%, 11/15/19	(NPFGC)	150	175,862
Utility Debt Securitization Authority RB
5.00%, 12/15/32	(Call 12/15/25)	500	613,830
5.00%, 12/15/37	(Call 12/15/25)	250	300,857
Series TE
5.00%, 06/15/18	(Call 06/15/16)	700	710,010
5.00%, 12/15/18	(Call 12/15/16)	500	519,210
5.00%, 12/15/29	(Call 12/15/23)	1,250	1,522,562
5.00%, 12/15/30	(Call 12/15/23)	500	606,960
5.00%, 12/15/35	(Call 12/15/23)	1,000	1,189,270
5.00%, 12/15/41	(Call 12/15/23)	1,195	1,397,039

			214,892,182

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $204,826,943)			214,892,182

SHORT-TERM INVESTMENTS — 1.99%

MONEY MARKET FUNDS — 1.99%
BlackRock Liquidity Funds: New York Money Fund, Institutional Shares
0.01%[a,b]		4,367	4,367,258

			4,367,258

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,367,258)			4,367,258

TOTAL INVESTMENTS IN SECURITIES — 99.75%
(Cost: $209,194,201)			219,259,440
Other Assets, Less Liabilities — 0.25%			545,362

NET ASSETS — 100.00%			$219,804,802

BAB  —  Build America Bond

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

PR  —  Prerefunded

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

112	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 29, 2016

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares Short-Term National Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$467,893,549	$5,882,544,607	$993,959,938
Affiliated (Note 2)	6,185,493	71,885,892	5,478,959

Total cost of investments	$474,079,042	$5,954,430,499	$999,438,897

Investments in securities, at fair value (Note 1):
Unaffiliated	$493,721,829	$6,138,349,351	$1,001,664,900
Affiliated (Note 2)	6,185,493	71,885,892	5,478,959

Total fair value of investments	499,907,322	6,210,235,243	1,007,143,859
Receivables:
Due from custodian (Note 4)	—	5,973,868	—
Interest	5,605,550	66,898,580	10,908,060
Capital shares sold	—	22,277,569	—

Total Assets	505,512,872	6,305,385,260	1,018,051,919

LIABILITIES
Payables:
Investment securities purchased	237,277	36,149,302	7,097,530
Investment advisory fees (Note 2)	98,915	1,217,582	201,535

Total Liabilities	336,192	37,366,884	7,299,065

NET ASSETS	$505,176,680	$6,268,018,376	$1,010,752,854

Net assets consist of:
Paid-in capital	$479,105,919	$6,041,623,193	$1,003,190,474
Undistributed net investment income	706,496	7,803,096	717,905
Accumulated net realized loss	(464,015)	(37,212,657)	(860,487)
Net unrealized appreciation	25,828,280	255,804,744	7,704,962

NET ASSETS	$505,176,680	$6,268,018,376	$1,010,752,854

Shares outstanding[a]	4,250,000	56,300,000	9,500,000

Net asset value per share	$118.87	$111.33	$106.40

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	113

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 29, 2016

iShares New York Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$204,826,943
Affiliated (Note 2)	4,367,258

Total cost of investments	$209,194,201

Investments in securities, at fair value (Note 1):
Unaffiliated	$214,892,182
Affiliated (Note 2)	4,367,258

Total fair value of investments	219,259,440
Receivables:
Interest	2,414,595

Total Assets	221,674,035

LIABILITIES
Payables:
Investment securities purchased	1,827,292
Investment advisory fees (Note 2)	41,941

Total Liabilities	1,869,233

NET ASSETS	$219,804,802

Net assets consist of:
Paid-in capital	$209,435,973
Undistributed net investment income	424,981
Accumulated net realized loss	(121,391)
Net unrealized appreciation	10,065,239

NET ASSETS	$219,804,802

Shares outstanding[a]	1,950,000

Net asset value per share	$112.72

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

114	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 29, 2016

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares Short-Term National Muni Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$11,541,010	$142,402,825	$9,350,623
Interest — affiliated (Note 2)	408	10,200	1,507

Total investment income	11,541,418	142,413,025	9,352,130

EXPENSES
Investment advisory fees (Note 2)	1,051,642	13,242,422	2,308,900

Total expenses	1,051,642	13,242,422	2,308,900

Net investment income	10,489,776	129,170,603	7,043,230

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	303,270	(1,111,136)	(88,816)
In-kind redemptions — unaffiliated	—	1,620,427	493,318

Net realized gain	303,270	509,291	404,502

Net change in unrealized appreciation/depreciation	4,932,929	66,735,624	3,022,415

Net realized and unrealized gain	5,236,199	67,244,915	3,426,917

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,725,975	$196,415,518	$10,470,147

See notes to financial statements.

FINANCIAL STATEMENTS	115

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 29, 2016

iShares New York Muni Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$5,287,763
Interest — affiliated (Note 2)	240

Total investment income	5,288,003

EXPENSES
Investment advisory fees (Note 2)	464,195

Total expenses	464,195

Net investment income	4,823,808

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	37,309

Net realized gain	37,309

Net change in unrealized appreciation/depreciation	2,155,579

Net realized and unrealized gain	2,192,888

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,016,696

See notes to financial statements.

116	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares California Muni Bond ETF		iShares National Muni Bond ETF
	Year ended February 29, 2016	Year ended February 28, 2015	Year ended February 29, 2016	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,489,776	$8,534,425	$129,170,603	$99,374,447
Net realized gain	303,270	174,755	509,291	2,875,319
Net change in unrealized appreciation/depreciation	4,932,929	9,780,789	66,735,624	92,614,130

Net increase in net assets resulting from operations	15,725,975	18,489,969	196,415,518	194,863,896

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,649,256)	(8,316,081)	(131,190,760)	(97,485,622)

Total distributions to shareholders	(10,649,256)	(8,316,081)	(131,190,760)	(97,485,622)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	117,727,397	122,652,779	1,757,302,270	1,391,909,583
Cost of shares redeemed	—	—	(65,576,614)	(139,230,699)

Net increase in net assets from capital share transactions	117,727,397	122,652,779	1,691,725,656	1,252,678,884

INCREASE IN NET ASSETS	122,804,116	132,826,667	1,756,950,414	1,350,057,158

NET ASSETS
Beginning of year	382,372,564	249,545,897	4,511,067,962	3,161,010,804

End of year	$505,176,680	$382,372,564	$6,268,018,376	$4,511,067,962

Undistributed net investment income included in net assets at end of year	$706,496	$865,976	$7,803,096	$9,823,047

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	1,050,000	16,000,000	12,700,000
Shares redeemed	—	—	(600,000)	(1,300,000)

Net increase in shares outstanding	1,000,000	1,050,000	15,400,000	11,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	117

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Short-Term National Muni Bond ETF		iShares New York Muni Bond ETF
	Year ended February 29, 2016	Year ended February 28, 2015	Year ended February 29, 2016	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,043,230	$6,643,707	$4,823,808	$4,160,264
Net realized gain (loss)	404,502	(39,231)	37,309	73,411
Net change in unrealized appreciation/depreciation	3,022,415	(3,906,776)	2,155,579	4,408,567

Net increase in net assets resulting from operations	10,470,147	2,697,700	7,016,696	8,642,242

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,063,122)	(6,605,035)	(4,780,720)	(4,107,717)

Total distributions to shareholders	(7,063,122)	(6,605,035)	(4,780,720)	(4,107,717)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	211,839,306	100,911,664	50,303,363	38,487,199
Cost of shares redeemed	(95,369,366)	(26,576,484)	—	—

Net increase in net assets from capital share transactions	116,469,940	74,335,180	50,303,363	38,487,199

INCREASE IN NET ASSETS	119,876,965	70,427,845	52,539,339	43,021,724

NET ASSETS
Beginning of year	890,875,889	820,448,044	167,265,463	124,243,739

End of year	$1,010,752,854	$890,875,889	$219,804,802	$167,265,463

Undistributed net investment income included in net assets at end of year	$717,905	$737,736	$424,981	$381,718

SHARES ISSUED AND REDEEMED
Shares sold	2,000,000	950,000	450,000	350,000
Shares redeemed	(900,000)	(250,000)	—	—

Net increase in shares outstanding	1,100,000	700,000	450,000	350,000

See notes to financial statements.

118	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares California Muni Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$117.65	$113.43	$116.18	$113.30	$103.13

Income from investment operations:
Net investment income[a]	2.92	3.29	3.42	3.52	3.93
Net realized and unrealized gain (loss)[b]	1.29	4.20	(2.76)	2.89	10.27

Total from investment operations	4.21	7.49	0.66	6.41	14.20

Less distributions from:
Net investment income	(2.99)	(3.27)	(3.41)	(3.53)	(4.03)

Total distributions	(2.99)	(3.27)	(3.41)	(3.53)	(4.03)

Net asset value, end of year	$118.87	$117.65	$113.43	$116.18	$113.30

Total return	3.69%	6.65%	0.67%	5.75%	14.07%

Ratios/Supplemental data:
Net assets, end of year (000s)	$505,177	$382,373	$249,546	$313,699	$209,613
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.49%	2.83%	3.06%	3.06%	3.65%
Portfolio turnover rate[c]	8%	6%	15%	6%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	119

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares National Muni Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$110.30	$107.15	$111.51	$109.83	$100.74

Income from investment operations:
Net investment income[a]	2.67	2.99	3.15	3.16	3.56
Net realized and unrealized gain (loss)[b]	1.12	3.14	(4.35)	1.68	9.08

Total from investment operations	3.79	6.13	(1.20)	4.84	12.64

Less distributions from:
Net investment income	(2.76)	(2.98)	(3.16)	(3.16)	(3.55)

Total distributions	(2.76)	(2.98)	(3.16)	(3.16)	(3.55)

Net asset value, end of year	$111.33	$110.30	$107.15	$111.51	$109.83

Total return	3.54%	5.76%	(1.02)%	4.47%	12.80%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,268,018	$4,511,068	$3,161,011	$3,635,225	$2,833,674
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.44%	2.74%	2.96%	2.86%	3.39%
Portfolio turnover rate[c]	10%	5%	11%	9%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

120	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Short-Term National Muni Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$106.06	$106.55	$106.51	$106.77	$104.89

Income from investment operations:
Net investment income[a]	0.81	0.80	0.88	1.04	1.32
Net realized and unrealized gain (loss)[b]	0.35	(0.49)	0.05	(0.29)	1.92

Total from investment operations	1.16	0.31	0.93	0.75	3.24

Less distributions from:
Net investment income	(0.82)	(0.80)	(0.89)	(1.01)	(1.36)

Total distributions	(0.82)	(0.80)	(0.89)	(1.01)	(1.36)

Net asset value, end of year	$106.40	$106.06	$106.55	$106.51	$106.77

Total return	1.13%	0.26%	0.88%	0.71%	3.10%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,010,753	$890,876	$820,448	$628,425	$496,474
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.76%	0.76%	0.83%	0.98%	1.24%
Portfolio turnover rate[c]	23%	23%	22%	26%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	121

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares New York Muni Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$111.51	$108.04	$111.90	$109.93	$101.58

Income from investment operations:
Net investment income[a]	2.88	3.10	3.20	3.43	3.65
Net realized and unrealized gain (loss)[b]	1.22	3.48	(3.87)	1.97	8.31

Total from investment operations	4.10	6.58	(0.67)	5.40	11.96

Less distributions from:
Net investment income	(2.89)	(3.11)	(3.19)	(3.43)	(3.61)

Total distributions	(2.89)	(3.11)	(3.19)	(3.43)	(3.61)

Net asset value, end of year	$112.72	$111.51	$108.04	$111.90	$109.93

Total return	3.79%	6.13%	(0.53)%	4.99%	12.00%

Ratios/Supplemental data:
Net assets, end of year (000s)	$219,805	$167,265	$124,244	$134,277	$98,937
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.60%	2.82%	2.99%	3.08%	3.45%
Portfolio turnover rate[c]	11%	8%	7%	10%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

122	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
California Muni Bond[a]	Non-diversified
National Muni Bond[b]	Diversified
Short-Term National Muni Bond[c]	Diversified
New York Muni Bond[d]	Non-diversified

[a]	Formerly the iShares California AMT-Free Muni Bond ETF
[b]	Formerly the iShares National AMT-Free Muni Bond ETF
[c]	Formerly the iShares Short-Term National AMT-Free Muni Bond ETF
[d]	Formerly the iShares New York AMT-Free Muni Bond ETF

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction

NOTES TO FINANCIAL STATEMENTS	123

Notes to Financial Statements (Continued)

iSHARES® TRUST

data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

124	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
California Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$493,721,829	$—	$493,721,829
Money Market Funds	6,185,493	—	—	6,185,493

Total	$6,185,493	$493,721,829	$—	$499,907,322

National Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$6,138,349,351	$—	$6,138,349,351
Money Market Funds	71,885,892	—	—	71,885,892

Total	$71,885,892	$6,138,349,351	$—	$6,210,235,243

Short-Term National Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$1,001,664,900	$—	$1,001,664,900
Money Market Funds	5,478,959	—	—	5,478,959

Total	$5,478,959	$1,001,664,900	$—	$1,007,143,859

New York Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$214,892,182	$—	$214,892,182
Money Market Funds	4,367,258	—	—	4,367,258

Total	$4,367,258	$214,892,182	$—	$219,259,440

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund.

In addition, the iShares National Muni Bond ETF indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through June 30, 2021 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares National Muni Bond ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 29, 2016 were as follows:

iShares ETF	Purchases	Sales
California Muni Bond	$121,805,744	$31,459,907
National Muni Bond	1,462,707,714	519,035,482
Short-Term National Muni Bond	405,125,756	210,305,961
New York Muni Bond	72,543,478	20,731,753

In-kind transactions (see Note 4) for the year ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
California Muni Bond	$27,849,811	$—
National Muni Bond	813,088,955	63,407,729
Short-Term National Muni Bond	19,852,126	92,969,887

126	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements (Continued)

iSHARES® TRUST

to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Each Fund invests all or substantially all of its assets in municipal securities which are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.

The iShares California Muni Bond ETF and iShares New York Muni Bond ETF each invests all or substantially all of its assets in issuers located in a single state. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting that state may have a significant impact on its investment performance.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of

128	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

February 29, 2016, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
National Muni Bond	$1,620,428	$206	$(1,620,634)
Short-Term National Muni Bond	493,318	61	(493,379)
New York Muni Bond	—	175	(175)

The tax character of distributions paid during the years ended February 29, 2016 and February 28, 2015 was as follows:

iShares ETF	2016	2015
California Muni Bond
Ordinary income	$40,294	$33,618
Tax-exempt income	10,608,962	8,282,463

	$10,649,256	$8,316,081

National Muni Bond
Ordinary income	$676,127	$185,733
Tax-exempt income	130,514,633	97,299,889

	$131,190,760	$97,485,622

Short-Term National Muni Bond
Ordinary income	$1,635	$—
Tax-exempt income	7,061,487	6,605,035

	$7,063,122	$6,605,035

New York Muni Bond
Ordinary income	$13,297	$11,884
Tax-exempt income	4,767,423	4,095,833

	$4,780,720	$4,107,717

NOTES TO FINANCIAL STATEMENTS	129

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 29, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
California Muni Bond	$706,496	$(461,137)	$25,825,402	$—	$26,070,761
National Muni Bond	7,803,096	(36,815,038)	255,511,402	(104,277)	226,395,183
Short-Term National Muni Bond	717,905	(860,487)	7,704,962	—	7,562,380
New York Muni Bond	424,981	(84,757)	10,028,605	—	10,368,829

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of February 29, 2016, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Total
California Muni Bond	$461,137	$—	$461,137
National Muni Bond	33,776,126	3,038,912	36,815,038
Short-Term National Muni Bond	853,237	7,250	860,487
New York Muni Bond	—	84,757	84,757

[a]	Must be utilized prior to losses subject to expiration.

For the year ended February 29, 2016, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
California Muni Bond	$303,270
New York Muni Bond	36,301

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Muni Bond	$474,081,920	$25,859,863	$(34,461)	$25,825,402
National Muni Bond	5,954,723,841	258,523,694	(3,012,292)	255,511,402
Short-Term National Muni Bond	999,438,897	7,893,339	(188,377)	7,704,962
New York Muni Bond	209,230,835	10,129,443	(100,838)	10,028,605

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

130	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	131

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares California Muni Bond ETF, iShares National Muni Bond ETF, iShares Short-Term National Muni Bond ETF and iShares New York Muni Bond ETF (the “Funds”) at February 29, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 20, 2016

132	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The Funds designate the following amounts of distributions from net investment income as exempt-interest dividends for the fiscal year ended February 29, 2016:

iShares ETF	Exempt- Interest Dividends
California Muni Bond	99.62%
National Muni Bond	99.48
Short-Term National Muni Bond	99.98
New York Muni Bond	99.73

For California income tax purposes, the iShares California Muni Bond ETF designates 99.62% of its distributions paid from net investment income during the fiscal year ended February 29, 2016 as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

Additionally, all ordinary income distributions are comprised of interest related dividends for non-U.S. residents and are eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

TAX INFORMATION	133

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
California Muni Bond	$2.977561	$—	$0.017353	$2.994914	99%	—%	1%		100%
National Muni Bond	2.747398	—	0.008591	2.755989	100	—	0	[a]	100
Short-Term National Muni Bond	0.809872	—	0.006227	0.816099	99	—	1		100
New York Muni Bond	2.886836	—	0.006704	2.893540	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

134	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares California Muni Bond ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.16%
Greater than 1.0% and Less than 1.5%	10	0.79
Greater than 0.5% and Less than 1.0%	186	14.79
Between 0.5% and –0.5%	806	64.08
Less than –0.5% and Greater than –1.0%	93	7.39
Less than –1.0% and Greater than –1.5%	93	7.39
Less than –1.5% and Greater than –2.0%	24	1.91
Less than –2.0% and Greater than –2.5%	12	0.95
Less than –2.5% and Greater than –3.0%	16	1.27
Less than –3.0% and Greater than –3.5%	11	0.87
Less than –3.5% and Greater than –4.0%	5	0.40

	1,258	100.00%

iShares National Muni Bond ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5% and Less than 4.0%	4	0.32%
Greater than 3.0% and Less than 3.5%	4	0.32
Greater than 2.5% and Less than 3.0%	6	0.48
Greater than 2.0% and Less than 2.5%	7	0.56
Greater than 1.5% and Less than 2.0%	6	0.48
Greater than 1.0% and Less than 1.5%	21	1.67
Greater than 0.5% and Less than 1.0%	125	9.94
Between 0.5% and –0.5%	975	77.49
Less than –0.5% and Greater than –1.0%	77	6.11
Less than –1.0% and Greater than –1.5%	28	2.23
Less than –1.5% and Greater than –2.0%	2	0.16
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	2	0.16

	1,258	100.00%

SUPPLEMENTAL INFORMATION	135

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Short-Term National Muni Bond ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	3	0.24%
Greater than 0.5% and Less than 1.0%	12	0.95
Between 0.5% and –0.5%	1,205	95.79
Less than –0.5% and Greater than –1.0%	31	2.46
Less than –1.0% and Greater than –1.5%	7	0.56

	1,258	100.00%

iShares New York Muni Bond ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	9	0.72%
Greater than 2.0% and Less than 2.5%	13	1.03
Greater than 1.5% and Less than 2.0%	18	1.43
Greater than 1.0% and Less than 1.5%	31	2.46
Greater than 0.5% and Less than 1.0%	264	20.99
Between 0.5% and –0.5%	760	60.42
Less than –0.5% and Greater than –1.0%	71	5.64
Less than –1.0% and Greater than –1.5%	37	2.94
Less than –1.5% and Greater than –2.0%	51	4.05
Less than –2.0% and Greater than –2.5%	3	0.24
Less than –2.5% and Greater than –3.0%	1	0.08

	1,258	100.00%

136	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 329 funds (as of February 29, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	137

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (66)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

138	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Directors (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

Robert H. Silver[c] (60)	Trustee (since 2007); 15(c) Committee Chair (since 2016).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011).

[c]	Served as an Independent Trustee until March 31, 2016.

TRUSTEE AND OFFICER INFORMATION	139

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).

Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

140	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	141

Notes:

142	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free
1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-206-0216

FEBRUARY 29, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares 1-3 Year Credit Bond ETF | CSJ | NYSE Arca
➢	iShares Core U.S. Credit Bond ETF | CRED | NYSE Arca
➢	iShares Intermediate Credit Bond ETF | CIU | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. BOND MARKET OVERVIEW

The U.S. bond market posted modestly positive returns for the 12-month period ended February 29, 2016 (the “reporting period”). The Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 1.50% for the reporting period.

The modest bond market performance reflected an inconsistent and uncertain economic environment. Overall, the U.S. economy grew by 2.4% in 2015, matching its growth rate for 2014, but this moderate level of growth masked significant quarter-to-quarter volatility. After a weak first quarter, the economy rebounded sharply in the second quarter before gradually slowing over the final two quarters of the year. Employment growth was consistently robust, sending the unemployment rate down to an eight-year low, and vehicle sales remained strong throughout much of the reporting period. In contrast, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices that contributed to considerably lower fuel costs for consumers.

Inflation generally remained modest, with the consumer price index rising by 1.0% for the reporting period. Falling energy prices, including a decline of 34% in the price of oil, contributed to the subdued inflation rate.

Mixed economic data and a lack of inflationary pressure kept the U.S. Federal Reserve Bank (the “Fed”) in check for much of the reporting period. Despite initial indications that the Fed planned to raise its short-term interest rate target in mid-2015, the Fed held off until December, when it implemented its first interest rate increase since June 2006. The Fed’s rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

In this environment, short-term bond yields generally rose during the reporting period, reflecting the Fed’s interest rate increase, while intermediate- and long-term bond yields declined modestly as inflation remained benign.

Other factors buffeting the fixed-income market during the reporting period included geopolitical conflicts, most notably in Ukraine and across the Middle East; a stronger U.S. dollar, which made U.S. investments more attractive to international investors but created headwinds for the domestic economy; and slowing economic growth outside of the U.S., particularly in China and other emerging markets. The end result was a flight to quality as higher-quality bonds outperformed riskier assets for the reporting period.

Investment-grade credit-related bonds underperformed the broader U.S. bond market during the reporting period as deteriorating corporate profits and a sharp drop in energy prices pressured the sector. Fear of further downgrades and defaults in commodity-related industries and the potential for contagion to the banking sector rippled through the corporate bond market, which comprises the bulk of the credit universe. The end result was a surge in volatility during the second half of the reporting period. Souring investor sentiment late in the reporting period also weighed on corporate bond returns.

Nevertheless, investment-grade credit conditions remained favorable throughout the reporting period as corporate balance sheets outside of the energy sector remained relatively healthy. Corporate bond issuance set a new record in 2015 and remained robust in the first two months of 2016. Investment-grade credit defaults remained relatively low, although credit downgrades in commodity-related sectors reflected the strains of slowing global growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® 1-3 YEAR CREDIT BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.63%	0.77%	0.74%	0.63%	0.77%	0.74%
5 Years	1.38%	1.36%	1.73%	7.11%	7.01%	8.97%
Since Inception	2.93%	2.93%	3.34%	30.26%	30.28%	35.10%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.70	$1.00	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

The iShares 1-3 Year Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and three years, as represented by the Barclays U.S. 1-3 Year Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was 0.63%, net of fees, while the total return for the Index was 0.74%.

ALLOCATION BY INVESTMENT TYPE

As of 2/29/16

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	83.96%
Foreign Government Obligations	16.04

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/29/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	17.20%
Aa	15.40
A	36.05
Baa	28.92
Ba	1.45
B	0.10
Not Rated	0.88

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® CORE U.S. CREDIT BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.37)%	(1.77)%	(1.20)%	(1.37)%	(1.77)%	(1.20)%
5 Years	4.22%	4.12%	4.47%	22.95%	22.39%	24.43%
Since Inception	5.04%	5.02%	5.29%	56.79%	56.51%	60.28%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,012.60	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

The iShares Core U.S. Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds, as represented by the Barclays U.S. Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was -1.37%, net of fees, while the total return for the Index was -1.20%.

ALLOCATION BY INVESTMENT TYPE

As of 2/29/16

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	85.73%
Foreign Government Obligations	11.17
Municipal Debt Obligations	3.10

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/29/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	9.13%
Aa	12.07
A	34.62
Baa	40.42
Ba	2.11
B	0.12
Not Rated	1.53

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® INTERMEDIATE CREDIT BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.51%	0.31%	0.67%	0.51%	0.31%	0.67%
5 Years	3.41%	3.38%	3.66%	18.24%	18.07%	19.67%
Since Inception	4.63%	4.62%	4.87%	51.28%	51.16%	54.51%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,011.40	$1.00	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

The iShares Intermediate Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and ten years, as represented by the Barclays U.S. Intermediate Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was 0.51%, net of fees, while the total return for the Index was 0.67%.

ALLOCATION BY INVESTMENT TYPE

As of 2/29/16

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	86.81%
Foreign Government Obligations	12.96
Municipal Debt Obligations	0.23

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/29/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	11.84%
Aa	11.67
A	34.37
Baa	39.11
Ba	1.93
B	0.09
Not Rated	0.99

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 82.63%

ADVERTISING — 0.01%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$1,500	$1,476,706

		1,476,706
AEROSPACE & DEFENSE — 0.96%
Boeing Capital Corp.
2.90%, 08/15/18 (Call 07/15/18)	5,000	5,163,564
Boeing Co. (The)
0.95%, 05/15/18	9,400	9,304,069
6.00%, 03/15/19	5,735	6,456,433
General Dynamics Corp.
1.00%, 11/15/17[a]	15,600	15,562,777
L-3 Communications Corp.
1.50%, 05/28/17[a]	9,580	9,458,694
Lockheed Martin Corp.
1.85%, 11/23/18	6,765	6,806,029
Northrop Grumman Corp.
1.75%, 06/01/18	5,025	5,022,583
United Technologies Corp.
1.78%, 05/04/18[b]	15,250	15,171,453
1.80%, 06/01/17	20,542	20,645,479
5.38%, 12/15/17	9,283	9,930,486

		103,521,567
AGRICULTURE — 1.08%
Altria Group Inc.
9.25%, 08/06/19	1,304	1,591,013
9.70%, 11/10/18[a]	1,243	1,487,394
Archer-Daniels-Midland Co.
5.45%, 03/15/18	9,641	10,374,220
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	3,075	3,102,394
3.50%, 11/24/20 (Call 10/24/20)	4,480	4,494,964
Bunge N.A. Finance LP
5.90%, 04/01/17	2,680	2,775,512
Philip Morris International Inc.
1.13%, 08/21/17	6,866	6,869,348
1.25%, 08/11/17	2,760	2,766,249
1.25%, 11/09/17	9,385	9,384,729
1.38%, 02/25/19	1,575	1,571,911

Security	Principal (000s)	Value
1.63%, 03/20/17[a]	$65	$65,294
5.65%, 05/16/18	33,356	36,296,531
Reynolds American Inc.
2.30%, 08/21/17[a]	9,486	9,569,563
2.30%, 06/12/18[a]	14,290	14,451,498
6.75%, 06/15/17	6,450	6,923,624
7.75%, 06/01/18	4,000	4,573,400

		116,297,644
AIRLINES — 0.00%
Southwest Airlines Co.
5.13%, 03/01/17	35	36,240

		36,240
APPAREL — 0.03%
VF Corp.
5.95%, 11/01/17	3,239	3,456,341

		3,456,341
AUTO MANUFACTURERS — 2.55%
American Honda Finance Corp.
1.20%, 07/14/17	6,874	6,856,181
1.50%, 03/13/18	10,200	10,161,107
1.55%, 12/11/17[a]	13,000	13,001,844
1.60%, 07/13/18	8,010	7,983,786
1.70%, 02/22/19	10,480	10,500,486
2.13%, 10/10/18	2,915	2,935,931
Ford Motor Credit Co. LLC
1.46%, 03/27/17	5,000	4,966,724
2.24%, 06/15/18	10,200	10,064,778
2.55%, 10/05/18	5,000	4,957,677
2.94%, 01/08/19	7,500	7,495,885
General Motors Financial Co. Inc.
2.40%, 04/10/18	13,934	13,682,748
3.10%, 01/15/19	18,705	18,420,175
3.25%, 05/15/18	15,000	14,938,998
4.75%, 08/15/17	15,000	15,383,565
PACCAR Financial Corp.
1.10%, 06/06/17	14,090	14,029,887
1.40%, 11/17/17	3,780	3,770,979
1.40%, 05/18/18	3,000	2,981,057
1.45%, 03/09/18	4,770	4,747,191
1.65%, 02/25/19	2,725	2,727,181
1.75%, 08/14/18	1,685	1,685,339
Toyota Motor Credit Corp.
1.13%, 05/16/17[a]	13,750	13,747,238

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
1.25%, 10/05/17	$23,621	$23,586,956
1.45%, 01/12/18[a]	6,905	6,906,045
1.55%, 07/13/18	7,615	7,616,462
1.70%, 02/19/19	25,000	25,070,385
1.75%, 05/22/17	2,170	2,184,682
2.00%, 10/24/18	18,609	18,780,995
2.10%, 01/17/19[a]	5,000	5,068,254

		274,252,536
AUTO PARTS & EQUIPMENT — 0.08%
Johnson Controls Inc.
1.40%, 11/02/17	8,078	8,019,578

		8,019,578
BANKS — 30.30%
Abbey National Treasury Services PLC/United Kingdom
1.38%, 03/13/17	7,400	7,387,408
1.65%, 09/29/17	8,500	8,468,467
2.00%, 08/24/18[a]	7,675	7,658,103
3.05%, 08/23/18	17,644	18,050,255
American Express Bank FSB
6.00%, 09/13/17	11,987	12,746,555
American Express Centurion Bank
6.00%, 09/13/17	1,325	1,408,958
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	13,545	13,471,423
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	2,000	1,995,137
1.45%, 05/15/18	5,350	5,310,857
1.50%, 01/16/18[a]	11,595	11,554,561
1.88%, 10/06/17[a]	12,500	12,555,605
2.00%, 11/16/18	5,550	5,562,846
Bank of America Corp.
1.70%, 08/25/17	25,635	25,518,855
2.00%, 01/11/18	21,995	21,886,545
2.60%, 01/15/19	35,000	35,122,587
3.88%, 03/22/17	12,404	12,693,400
5.42%, 03/15/17	4,480	4,634,764
5.65%, 05/01/18	27,340	29,149,393
5.70%, 05/02/17	5,600	5,835,389
5.75%, 12/01/17	27,115	28,703,964

Security	Principal (000s)	Value
6.00%, 09/01/17	$17,315	$18,256,543
6.40%, 08/28/17	15,206	16,116,998
6.88%, 04/25/18	39,328	42,930,842
6.88%, 11/15/18	12,113	13,469,760
Series L
1.95%, 05/12/18	10,000	9,916,502
Bank of America N.A.
1.25%, 02/14/17	11,500	11,484,634
1.65%, 03/26/18	19,375	19,229,754
1.75%, 06/05/18[a]	15,000	14,893,851
2.05%, 12/07/18[a]	17,320	17,254,334
5.30%, 03/15/17	24,750	25,665,710
6.10%, 06/15/17	5,000	5,266,518
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	9,025	9,007,709
1.40%, 09/11/17[a]	9,700	9,701,235
1.40%, 04/10/18[a]	10,705	10,630,043
1.45%, 04/09/18 (Call 03/09/18)[a]	12,250	12,176,945
1.80%, 07/31/18[a]	10,950	10,952,137
2.38%, 01/25/19 (Call 12/25/18)	8,750	8,860,475
Bank of New York Mellon Corp. (The)
1.60%, 05/22/18 (Call 04/22/18)	10,000	9,941,017
1.97%, 06/20/17[b]	7,254	7,303,152
2.10%, 08/01/18 (Call 07/02/18)[a]	10,000	10,042,871
2.20%, 05/15/19 (Call 04/15/19)	5,000	5,025,201
Bank of Nova Scotia (The)
1.25%, 04/11/17	5,100	5,094,854
1.30%, 07/21/17[a]	6,339	6,315,423
1.38%, 12/18/17 (Call 11/18/17)	6,550	6,515,716
1.45%, 04/25/18[a]	10,500	10,424,640
1.70%, 06/11/18 (Call 05/11/18)	10,625	10,591,520
1.95%, 01/15/19	14,950	14,957,196
2.05%, 10/30/18[a]	21,788	21,865,799
Barclays PLC
2.00%, 03/16/18	10,000	9,814,706

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	$700	$696,437
1.60%, 08/15/17 (Call 07/14/17)	6,948	6,948,813
2.15%, 03/22/17 (Call 02/22/17)	2,835	2,854,382
BNP Paribas SA
1.38%, 03/17/17	8,875	8,873,473
2.38%, 09/14/17[a]	17,939	18,110,468
2.40%, 12/12/18[a]	10,000	10,069,273
2.70%, 08/20/18	7,120	7,224,073
BPCE SA
1.63%, 01/26/18[a]	10,000	9,932,220
2.50%, 12/10/18[a]	5,750	5,782,274
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	10,000	9,968,562
1.35%, 10/01/17 (Call 09/01/17)	20,000	19,924,713
2.30%, 10/15/18 (Call 09/15/18)	7,000	7,079,242
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	7,725	7,697,802
Capital One Financial Corp.
6.75%, 09/15/17	4,967	5,311,644
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	8,950	8,891,435
1.65%, 02/05/18 (Call 01/05/18)	10,755	10,597,582
2.35%, 08/17/18 (Call 07/17/18)	14,415	14,349,482
Citigroup Inc.
1.35%, 03/10/17	4,120	4,109,920
1.55%, 08/14/17	15,750	15,684,444
1.70%, 04/27/18	17,000	16,817,786
1.75%, 05/01/18[a]	12,750	12,607,404
1.80%, 02/05/18	10,465	10,397,805
1.85%, 11/24/17[a]	5,700	5,679,545
2.05%, 12/07/18	20,100	19,922,332
2.15%, 07/30/18[a]	15,125	15,078,427

Security	Principal (000s)	Value
2.50%, 09/26/18[a]	$13,669	$13,736,218
6.00%, 08/15/17	7,421	7,845,605
6.13%, 11/21/17	14,983	15,960,020
6.13%, 05/15/18	14,543	15,692,348
Citizens Bank N.A./Providence RI
1.60%, 12/04/17 (Call 11/04/17)	7,000	6,922,927
2.30%, 12/03/18 (Call 11/03/18)	8,670	8,649,520
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	16,750	16,721,452
1.40%, 09/08/17[a]	7,500	7,482,999
1.63%, 03/12/18	5,900	5,880,489
1.75%, 11/02/18	5,665	5,636,863
1.90%, 09/18/17[a]	15,675	15,782,140
2.50%, 09/20/18	5,250	5,326,596
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	7,550	7,475,467
6.40%, 10/01/17	50	52,535
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18[a]	18,900	18,865,294
2.25%, 01/14/19	20,000	20,131,648
Credit Suisse AG/New York NY
1.38%, 05/26/17[a]	29,855	29,613,082
1.70%, 04/27/18	25,885	25,618,324
1.75%, 01/29/18[a]	12,500	12,420,833
6.00%, 02/15/18	12,708	13,454,132
Deutsche Bank AG/London
1.35%, 05/30/17	10,300	10,119,127
1.88%, 02/13/18	15,970	15,501,956
2.50%, 02/13/19	25,000	24,399,082
6.00%, 09/01/17	31,899	33,393,334
Discover Bank/Greenwood DE
2.00%, 02/21/18	10,500	10,371,354
2.60%, 11/13/18 (Call 10/12/18)	6,645	6,620,321
Fifth Third Bank/Cincinnati OH
1.35%, 06/01/17 (Call 05/01/17)	5,000	4,975,865
1.45%, 02/28/18 (Call 01/28/18)	10,000	9,914,104

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.15%, 08/20/18 (Call 07/20/18)	$5,860	$5,881,569
2.38%, 04/25/19 (Call 03/25/19)	3,470	3,496,907
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	31,887	31,982,742
2.63%, 01/31/19	10,000	10,053,758
2.90%, 07/19/18	22,500	22,810,254
5.95%, 01/18/18	49,906	53,170,222
6.15%, 04/01/18	20,875	22,481,885
6.25%, 09/01/17[a]	30,445	32,267,840
HSBC USA Inc.
1.30%, 06/23/17[a]	14,100	14,028,635
1.50%, 11/13/17[a]	8,130	8,070,195
1.63%, 01/16/18	26,295	26,166,336
1.70%, 03/05/18	8,845	8,794,417
2.00%, 08/07/18[a]	8,625	8,596,580
2.63%, 09/24/18	3,413	3,445,584
Huntington Bancshares Inc./OH
2.60%, 08/02/18 (Call 07/02/18)[a]	200	201,169
Huntington National Bank (The)
1.38%, 04/24/17 (Call 03/24/17)	6,975	6,949,984
1.70%, 02/26/18 (Call 01/26/18)	5,250	5,195,074
2.00%, 06/30/18	7,500	7,450,571
2.20%, 11/06/18 (Call 10/06/18)	11,795	11,766,937
Industrial & Commercial Bank of China Ltd./New York
2.35%, 11/13/17	10,000	10,061,337
Intesa Sanpaolo SpA
3.88%, 01/16/18[a]	19,090	19,290,392
JPMorgan Chase & Co.
1.35%, 02/15/17	33,021	32,976,776
1.63%, 05/15/18[a]	22,621	22,375,205
1.80%, 01/25/18[a]	14,654	14,609,981
2.00%, 08/15/17	28,137	28,281,422
6.00%, 01/15/18[a]	38,832	41,529,193
6.13%, 06/27/17	3,327	3,503,229
Series H
1.70%, 03/01/18 (Call 02/01/18)	20,800	20,673,626

Security	Principal (000s)	Value
JPMorgan Chase Bank N.A.
6.00%, 07/05/17	$250	$264,080
6.00%, 10/01/17	25,530	27,054,991
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	14,500	14,461,448
1.70%, 06/01/18	5,010	4,977,973
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	10,350	10,338,756
KfW
0.75%, 03/17/17[a]	38,815	38,787,942
0.88%, 09/05/17	10,455	10,452,273
1.00%, 01/26/18[a]	48,500	48,524,944
1.00%, 06/11/18[a]	25,000	24,948,172
1.13%, 08/06/18	68,500	68,557,800
1.13%, 11/16/18	30,000	30,000,192
1.50%, 02/06/19	42,000	42,373,388
1.88%, 04/01/19	725	739,309
4.50%, 07/16/18	30,070	32,484,113
Series G
4.38%, 03/15/18	70	74,696
Korea Development Bank (The)
1.50%, 01/22/18	2,000	1,990,671
2.88%, 08/22/18	5,850	5,989,894
3.00%, 03/17/19	8,695	8,973,587
3.50%, 08/22/17	200	205,542
3.88%, 05/04/17	10,672	10,963,226
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	20,000	19,990,162
1.00%, 04/04/18	11,400	11,386,496
1.88%, 09/17/18	15,000	15,311,273
2.38%, 09/13/17	100	102,221
5.13%, 02/01/17	2,220	2,306,186
Lloyds Bank PLC
1.75%, 03/16/18	18,100	17,995,698
1.75%, 05/14/18	9,895	9,822,522
2.00%, 08/17/18	15,250	15,180,355
2.30%, 11/27/18	8,230	8,242,598
4.20%, 03/28/17	485	498,690
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	16,250	16,218,213

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Morgan Stanley
1.88%, 01/05/18	$9,300	$9,260,325
2.13%, 04/25/18	20,100	20,080,244
2.20%, 12/07/18	6,235	6,219,700
2.45%, 02/01/19	16,985	17,050,355
2.50%, 01/24/19	20,500	20,612,680
4.75%, 03/22/17	29,315	30,235,574
5.95%, 12/28/17	14,185	15,133,189
6.25%, 08/28/17	12,486	13,263,645
6.63%, 04/01/18	30,450	33,086,307
Series F
5.55%, 04/27/17	7,700	8,024,803
MUFG Union Bank N.A.
2.13%, 06/16/17	2,500	2,512,167
2.63%, 09/26/18 (Call 08/26/18)	3,335	3,361,736
National Australia Bank Ltd./New York
1.88%, 07/23/18	5,000	5,003,875
2.00%, 01/14/19	10,000	10,018,697
2.30%, 07/25/18[a]	13,750	13,897,244
2.75%, 03/09/17	10,750	10,903,196
National Bank of Canada
2.10%, 12/14/18	12,000	12,018,774
Oesterreichische Kontrollbank AG
0.75%, 05/19/17	13,750	13,733,033
1.13%, 05/29/18	25,000	24,984,762
5.00%, 04/25/17	70	73,274
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[c]	5,250	5,220,389
1.60%, 06/01/18 (Call 05/02/18)[a,c]	15,000	14,910,553
1.80%, 11/05/18 (Call 10/06/18)[c]	21,600	21,520,422
1.85%, 07/20/18 (Call 06/20/18)[a,c]	10,000	9,990,295
2.20%, 01/28/19 (Call 12/29/18)[c]	10,000	10,065,044
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	7,500	7,455,725
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	11,799	11,675,127

Security	Principal (000s)	Value
Royal Bank of Canada
1.25%, 06/16/17	$6,375	$6,359,401
1.40%, 10/13/17[a]	12,576	12,547,642
1.50%, 01/16/18[a]	6,695	6,681,234
1.80%, 07/30/18	20,200	20,170,708
2.00%, 12/10/18[a]	7,500	7,511,716
2.20%, 07/27/18[a]	20,503	20,666,369
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	3,500	3,478,956
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	12,000	11,860,740
Societe Generale SA
2.63%, 10/01/18	10,500	10,653,326
2.75%, 10/12/17[a]	8,425	8,525,904
State Street Corp.
2.55%, 08/18/20[a]	3,375	3,421,896
4.96%, 03/15/18	500	524,365
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	7,750	7,709,321
1.50%, 01/18/18	7,800	7,736,663
1.75%, 01/16/18	14,400	14,349,362
1.80%, 07/18/17	10,000	9,994,299
1.95%, 07/23/18	10,500	10,477,583
2.05%, 01/18/19	5,000	4,991,282
2.45%, 01/10/19	11,000	11,102,347
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	5,334	5,328,458
2.90%, 03/03/21	10,000	9,978,300
Svenska Handelsbanken AB
1.63%, 03/21/18	14,050	13,989,449
2.50%, 01/25/19	20,250	20,555,253
2.88%, 04/04/17[a]	11,250	11,436,265
Toronto-Dominion Bank (The)
1.13%, 05/02/17[a]	8,600	8,578,435
1.40%, 04/30/18[a]	19,785	19,663,699
1.63%, 03/13/18	10,900	10,896,404
1.75%, 07/23/18	9,490	9,487,850
1.95%, 01/22/19[a]	10,000	10,016,065
2.63%, 09/10/18	14,057	14,334,475

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
U.S. Bancorp.
1.65%, 05/15/17 (Call 04/15/17)	$5,750	$5,776,084
1.95%, 11/15/18 (Call 10/15/18)[a]	4,755	4,786,381
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	5,990	5,968,552
1.38%, 09/11/17 (Call 08/11/17)[a]	15,125	15,115,019
1.45%, 01/29/18 (Call 12/29/17)	300	299,709
UBS AG/Stamford CT
1.38%, 06/01/17	10,735	10,679,898
1.38%, 08/14/17	17,605	17,525,336
1.80%, 03/26/18[a]	7,075	7,054,758
5.75%, 04/25/18	15,000	16,263,068
5.88%, 12/20/17	11,383	12,203,628
Wachovia Corp.
5.75%, 06/15/17	14,770	15,540,373
5.75%, 02/01/18	34,093	36,590,582
Wells Fargo & Co.
1.15%, 06/02/17	8,947	8,920,217
1.40%, 09/08/17[a]	10,150	10,123,961
1.50%, 01/16/18	12,250	12,206,820
2.10%, 05/08/17	20,800	20,972,596
2.15%, 01/15/19[a]	20,000	20,132,014
5.63%, 12/11/17	23,234	24,848,438
Wells Fargo Bank N.A.
1.65%, 01/22/18	15,000	15,041,352
6.00%, 11/15/17	10,772	11,558,157
Westpac Banking Corp.
1.20%, 05/19/17	7,350	7,333,044
1.50%, 12/01/17[a]	24,500	24,420,108
1.55%, 05/25/18	10,000	9,947,724
1.60%, 01/12/18[a]	7,100	7,085,759
1.95%, 11/23/18[a]	10,000	10,002,679
2.00%, 08/14/17	9,400	9,457,879
2.25%, 07/30/18	14,570	14,709,802

		3,259,826,401
BEVERAGES — 2.46%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	2,000	2,138,598

Security	Principal (000s)	Value
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[a]	$14,645	$14,593,177
1.90%, 02/01/19	34,990	35,315,306
2.15%, 02/01/19[a]	4,882	4,939,715
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17[a]	12,000	11,972,920
7.75%, 01/15/19	12,500	14,491,386
Beam Suntory Inc.
1.88%, 05/15/17	6,000	5,988,097
Brown-Forman Corp.
1.00%, 01/15/18	3,000	2,970,125
Coca-Cola Co. (The)
0.88%, 10/27/17[a]	2,955	2,951,775
1.15%, 04/01/18[a]	17,000	17,020,407
1.65%, 03/14/18[a]	5,044	5,105,674
1.65%, 11/01/18[a]	26,460	26,847,255
Diageo Capital PLC
1.13%, 04/29/18	200	197,269
1.50%, 05/11/17	4,994	5,003,320
5.75%, 10/23/17	16,547	17,664,727
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18	5,100	5,630,957
Molson Coors Brewing Co.
2.00%, 05/01/17	3,935	3,944,393
PepsiCo Inc.
0.95%, 02/22/17	7,350	7,347,047
1.13%, 07/17/17	125	124,801
1.25%, 08/13/17	19,564	19,616,906
1.25%, 04/30/18[a]	6,730	6,728,330
1.50%, 02/22/19	5,450	5,467,032
2.25%, 01/07/19 (Call 12/07/18)	10,216	10,427,775
5.00%, 06/01/18	21,100	22,716,951
7.90%, 11/01/18	7,886	9,141,348
Series 1
1.00%, 10/13/17	6,360	6,347,643

		264,692,934
BIOTECHNOLOGY — 0.72%
Amgen Inc.
1.25%, 05/22/17	23,140	23,058,329
2.13%, 05/15/17	6,891	6,938,779
6.15%, 06/01/18	6,000	6,573,980

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Biogen Inc.
6.88%, 03/01/18	$5,250	$5,723,190
Celgene Corp.
1.90%, 08/15/17	7,105	7,131,292
2.13%, 08/15/18	15,500	15,549,298
Gilead Sciences Inc.
1.85%, 09/04/18[a]	12,495	12,604,888

		77,579,756
BUILDING MATERIALS — 0.08%
CRH America Inc.
8.13%, 07/15/18	7,508	8,457,549

		8,457,549
CHEMICALS — 0.96%
Air Products & Chemicals Inc.
1.20%, 10/15/17	5,000	4,972,730
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	6,000	5,960,876
CF Industries Inc.
6.88%, 05/01/18	10,200	10,968,833
Dow Chemical Co. (The)
5.70%, 05/15/18	200	214,349
Eastman Chemical Co.
2.40%, 06/01/17	12,800	12,864,054
Ecolab Inc.
1.45%, 12/08/17	5,924	5,883,761
1.55%, 01/12/18[a]	7,300	7,261,140
2.00%, 01/14/19	5,000	4,998,235
EI du Pont de Nemours & Co.
6.00%, 07/15/18	16,935	18,479,222
Monsanto Co.
1.15%, 06/30/17	9,530	9,462,339
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	5,030	5,112,129
Praxair Inc.
1.05%, 11/07/17	325	323,051
1.25%, 11/07/18	11,394	11,295,096
Rohm & Haas Co.
6.00%, 09/15/17	4,808	5,087,315

		102,883,130

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.19%
Catholic Health Initiatives
1.60%, 11/01/17	$200	$199,928
2.60%, 08/01/18	625	636,895
McGraw Hill Financial Inc.
2.50%, 08/15/18	9,200	9,245,504
5.90%, 11/15/17	180	189,872
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	3,560	3,528,802
Western Union Co. (The)
2.88%, 12/10/17[a]	6,250	6,318,404

		20,119,405
COMPUTERS — 2.06%
Apple Inc.
0.90%, 05/12/17[a]	19,775	19,753,475
1.00%, 05/03/18[a]	40,625	40,475,898
1.05%, 05/05/17	13,170	13,178,966
1.30%, 02/23/18	6,965	7,000,154
1.70%, 02/22/19	6,780	6,848,493
Computer Sciences Corp.
6.50%, 03/15/18	750	828,135
EMC Corp./MA
1.88%, 06/01/18[a]	6,400	6,131,044
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[d]	15,250	15,216,342
2.85%, 10/05/18[d]	25,000	24,942,907
International Business Machines Corp.
1.13%, 02/06/18	9,600	9,560,506
1.25%, 02/08/18[a]	400	399,302
1.80%, 05/17/19	10,000	10,036,324
1.95%, 02/12/19[a]	7,000	7,065,715
5.70%, 09/14/17	42,805	45,733,670
7.63%, 10/15/18	12,873	14,805,768

		221,976,699
COSMETICS & PERSONAL CARE — 0.08%
Colgate-Palmolive Co.
0.90%, 05/01/18	5,000	4,974,221
Procter & Gamble Co. (The)
1.60%, 11/15/18[a]	2,615	2,648,242
4.70%, 02/15/19	625	688,093

		8,310,556

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
DISTRIBUTION & WHOLESALE — 0.03%
Ingram Micro Inc.
5.25%, 09/01/17	$3,000	$3,118,851

		3,118,851
DIVERSIFIED FINANCIAL SERVICES — 5.42%
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)	7,805	7,570,917
5.63%, 04/01/17	12,770	13,070,466
American Express Co.
1.55%, 05/22/18[a]	14,201	14,034,540
6.15%, 08/28/17	20,115	21,384,376
7.00%, 03/19/18	16,342	17,908,606
American Express Credit Corp.
1.13%, 06/05/17	29,500	29,273,952
1.55%, 09/22/17[a]	18,815	18,745,423
1.88%, 11/05/18 (Call 10/05/18)	6,100	6,067,296
2.13%, 07/27/18[a]	9,213	9,237,369
2.38%, 03/24/17	8,000	8,074,291
Associates Corp. of North America
6.95%, 11/01/18	3,325	3,709,598
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	44,820	47,779,894
7.25%, 02/01/18	29,615	32,440,423
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	5,580	5,519,783
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	13,365	13,379,959
Ford Motor Credit Co. LLC
1.68%, 09/08/17[a]	25,700	25,392,409
1.72%, 12/06/17	10,000	9,851,234
2.15%, 01/09/18	10,000	9,910,530
2.38%, 01/16/18	21,860	21,753,807
2.88%, 10/01/18[a]	10,558	10,553,552
3.00%, 06/12/17	4,904	4,928,959
5.00%, 05/15/18[a]	17,691	18,501,058
6.63%, 08/15/17	11,208	11,866,054

Security	Principal (000s)	Value
Franklin Resources Inc.
1.38%, 09/15/17	$70	$69,876
GE Capital International Funding Co.
0.96%, 04/15/16[d]	35,993	35,999,443
General Electric Co.
1.25%, 05/15/17 (Call 04/13/17)	3,600	3,610,305
1.63%, 04/02/18[a]	8,000	8,071,224
2.30%, 04/27/17	7,920	8,020,403
5.63%, 09/15/17	34,222	36,583,023
5.63%, 05/01/18	26,503	28,948,649
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	2,485	2,526,320
International Lease Finance Corp.
7.13%, 09/01/18[d]	16,000	17,360,000
Jefferies Group LLC
5.13%, 04/13/18	17,094	17,465,374
Murray Street Investment Trust I
4.65%, 03/09/17[b]	8,129	8,338,850
Nasdaq Inc.
5.25%, 01/16/18	600	630,683
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	3,750	3,739,702
1.65%, 02/08/19	15,000	15,024,646
2.30%, 11/15/19 (Call 10/15/19)	10,000	10,180,737
NYSE Holdings LLC
2.00%, 10/05/17	7,136	7,181,675
ORIX Corp.
3.75%, 03/09/17	270	274,752
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	3,575	3,547,188
Visa Inc.
1.20%, 12/14/17[a]	15,000	15,049,878

		583,577,224
ELECTRIC — 3.22%
Alabama Power Co.
5.50%, 10/15/17	7,400	7,839,140

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	$5,000	$5,071,542
Ameren Illinois Co.
6.13%, 11/15/17	2,000	2,143,130
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	12,145	12,104,153
Appalachian Power Co. Series K
5.00%, 06/01/17	70	72,674
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	3,225	3,208,043
5.75%, 04/01/18	2,499	2,690,229
Black Hills Corp.
2.50%, 01/11/19	1,260	1,267,926
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	6,650	7,271,232
CMS Energy Corp.
5.05%, 02/15/18	5,000	5,290,845
6.55%, 07/17/17	299	317,214
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	1,200	1,212,602
5.80%, 03/15/18	9,778	10,589,982
6.15%, 09/15/17	2,930	3,128,979
Connecticut Light & Power Co. (The) Series 09-A
5.50%, 02/01/19	1,000	1,110,315
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18[a]	13,000	14,087,912
Consumers Energy Co.
5.65%, 09/15/18	7,000	7,649,132
6.13%, 03/15/19	1,000	1,125,363
Dominion Resources Inc./VA
1.25%, 03/15/17	6,480	6,460,598
1.90%, 06/15/18	7,900	7,857,515
6.40%, 06/15/18	200	218,588
Duke Energy Carolinas LLC
5.10%, 04/15/18	5,770	6,195,723
5.25%, 01/15/18	10,419	11,143,192

Security	Principal (000s)	Value
Duke Energy Corp.
1.63%, 08/15/17	$22,570	$22,558,153
2.10%, 06/15/18 (Call 05/15/18)[a]	2,600	2,604,927
5.05%, 09/15/19	4,000	4,367,155
Edison International
3.75%, 09/15/17[a]	5,210	5,370,602
Eversource Energy
1.45%, 05/01/18 (Call 04/01/18)	6,500	6,432,491
Exelon Corp.
1.55%, 06/09/17	7,347	7,324,721
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	5,000	4,996,046
5.20%, 10/01/19	3,595	3,879,187
Georgia Power Co. Series B
5.70%, 06/01/17	7,825	8,221,115
Hydro-Quebec
1.38%, 06/19/17	145	145,841
Jersey Central Power & Light Co.
5.65%, 06/01/17	555	577,818
MidAmerican Energy Co.
5.30%, 03/15/18	8,195	8,793,702
5.95%, 07/15/17	80	84,769
NextEra Energy Capital Holdings Inc.
2.06%, 09/01/17	15,050	15,108,667
2.70%, 09/15/19 (Call 08/15/19)	2,000	2,009,716
NiSource Finance Corp.
6.40%, 03/15/18	6,388	6,927,816
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)	720	732,327
Ohio Power Co.
6.05%, 05/01/18	7,225	7,819,507
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	3,000	2,980,134
5.00%, 09/30/17	1,000	1,045,768
6.80%, 09/01/18	4,850	5,372,118

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Pacific Gas & Electric Co.
8.25%, 10/15/18	$6,133	$7,134,431
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	5,250	5,292,540
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	850	847,730
PSEG Power LLC
2.45%, 11/15/18 (Call 10/15/18)	6,540	6,544,661
Public Service Co. of Colorado
5.80%, 08/01/18	350	383,031
Public Service Co. of New Mexico
7.95%, 05/15/18	923	1,033,595
Public Service Electric & Gas Co.
1.90%, 03/15/21	1,735	1,732,258
Southern California Edison Co. Series 14-B
1.13%, 05/01/17	4,835	4,825,691
Southern Co. (The)
1.30%, 08/15/17	5,995	5,954,549
2.45%, 09/01/18	7,490	7,542,321
Southern Power Co.
1.50%, 06/01/18	10,000	9,848,898
1.85%, 12/01/17	5,000	5,000,663
TransAlta Corp.
1.90%, 06/03/17	7,946	7,449,375
6.90%, 05/15/18	5,000	4,875,000
Virginia Electric & Power Co.
5.40%, 04/30/18	11,213	12,085,164
5.95%, 09/15/17	11,500	12,295,340
WEC Energy Group Inc.
1.65%, 06/15/18	1,825	1,819,219
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	3,000	3,007,019
Wisconsin Public Service Corp.
1.65%, 12/04/18	3,700	3,683,963
Xcel Energy Inc.
1.20%, 06/01/17[a]	10,000	9,957,829
5.61%, 04/01/17	100	105,134

		346,827,020

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.01%
Emerson Electric Co.
5.25%, 10/15/18	$789	$856,462

		856,462
ELECTRONICS — 0.37%
Amphenol Corp.
1.55%, 09/15/17	3,240	3,228,169
2.55%, 01/30/19 (Call 12/30/18)	5,000	5,032,369
Corning Inc.
1.50%, 05/08/18[a]	2,160	2,116,942
Honeywell International Inc.
5.30%, 03/15/17	2,100	2,188,808
5.30%, 03/01/18	3,343	3,603,289
Koninklijke Philips NV
5.75%, 03/11/18	15,759	16,832,783
Thermo Fisher Scientific Inc.
2.15%, 12/14/18[a]	7,120	7,102,388

		40,104,748
ENGINEERING & CONSTRUCTION — 0.05%
ABB Finance USA Inc.
1.63%, 05/08/17	5,070	5,077,894

		5,077,894
ENVIRONMENTAL CONTROL — 0.04%
Republic Services Inc.
3.80%, 05/15/18	4,500	4,674,660

		4,674,660
FOOD — 1.53%
Campbell Soup Co.
3.05%, 07/15/17	8,150	8,299,460
ConAgra Foods Inc.
1.90%, 01/25/18	7,145	7,124,880
5.82%, 06/15/17	9,111	9,546,294
General Mills Inc.
1.40%, 10/20/17	7,500	7,488,915
2.20%, 10/21/19	5,000	5,044,992
Hershey Co. (The)
1.60%, 08/21/18	5,000	5,028,892
Ingredion Inc.
1.80%, 09/25/17	5,000	4,973,805
JM Smucker Co. (The)
1.75%, 03/15/18	9,215	9,194,517

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Kellogg Co.
1.75%, 05/17/17	$6,750	$6,766,771
3.25%, 05/21/18	3,758	3,880,984
Kraft Foods Group Inc.
2.25%, 06/05/17	14,725	14,827,021
6.13%, 08/23/18	9,740	10,663,973
Kraft Heinz Foods Co.
1.60%, 06/30/17[d]	11,375	11,361,283
2.00%, 07/02/18[d]	16,500	16,454,366
Kroger Co. (The)
2.00%, 01/15/19	9,650	9,713,870
6.40%, 08/15/17	3,000	3,206,717
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	5,000	5,021,570
6.13%, 02/01/18	6,450	6,948,811
6.50%, 08/11/17	200	213,812
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	1,290	1,291,567
5.25%, 02/12/18	8,875	9,380,850
Unilever Capital Corp.
0.85%, 08/02/17	7,818	7,796,952

		164,230,302
GAS — 0.36%
CenterPoint Energy Inc.
6.50%, 05/01/18	4,500	4,858,159
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	3,750	3,761,549
Sempra Energy
2.30%, 04/01/17	4,200	4,222,785
2.40%, 03/15/20 (Call 02/15/20)	5,000	4,920,108
6.15%, 06/15/18	5,000	5,378,822
9.80%, 02/15/19	7,762	9,333,861
Southern California Gas Co.
1.55%, 06/15/18	6,715	6,704,209

		39,179,493
HAND & MACHINE TOOLS — 0.11%
Stanley Black & Decker Inc.
2.45%, 11/17/18	11,500	11,623,430

		11,623,430

Security	Principal (000s)	Value
HEALTH CARE — PRODUCTS — 1.00%
Baxter International Inc.
1.85%, 06/15/18[a]	$11,030	$10,995,133
Becton Dickinson and Co.
1.45%, 05/15/17	4,005	3,998,234
1.80%, 12/15/17	16,480	16,540,232
Boston Scientific Corp.
2.65%, 10/01/18	5,000	5,057,228
Covidien International Finance SA
6.00%, 10/15/17	13,365	14,338,141
CR Bard Inc.
1.38%, 01/15/18	5,000	4,961,800
Danaher Corp.
1.65%, 09/15/18[a]	12,600	12,665,249
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,489	1,507,171
Medtronic Inc.
0.88%, 02/27/17	10,350	10,302,727
1.38%, 04/01/18[a]	8,000	7,989,099
1.50%, 03/15/18	7,715	7,724,028
St. Jude Medical Inc.
2.00%, 09/15/18[a]	2,405	2,411,434
Stryker Corp.
1.30%, 04/01/18	200	198,809
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	3,560	3,547,000
2.00%, 04/01/18[a]	5,416	5,384,022

		107,620,307
HEALTH CARE — SERVICES — 1.01%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	2,800	2,791,003
Anthem Inc.
1.88%, 01/15/18	19,325	19,178,133
2.30%, 07/15/18	544	542,852
5.88%, 06/15/17	1,000	1,051,768
Coventry Health Care Inc.
5.95%, 03/15/17	11,523	12,050,583
Humana Inc.
2.63%, 10/01/19	1,280	1,278,360
Laboratory Corp. of America Holdings
2.20%, 08/23/17	2,645	2,649,150

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.50%, 11/01/18	$1,083	$1,084,609
2.63%, 02/01/20	1,305	1,299,589
UnitedHealth Group Inc.
1.40%, 10/15/17	950	949,366
1.40%, 12/15/17	10,625	10,607,842
1.45%, 07/17/17	10,650	10,658,428
1.63%, 03/15/19	5,000	4,987,105
1.70%, 02/15/19	2,865	2,871,395
1.90%, 07/16/18	11,440	11,521,865
6.00%, 06/15/17	8,115	8,596,267
6.00%, 02/15/18	15,209	16,494,820

		108,613,135
HOLDING COMPANIES — DIVERSIFIED — 0.09%
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	10,000	9,874,262

		9,874,262
HOME FURNISHINGS — 0.13%
Whirlpool Corp.
1.35%, 03/01/17	3,425	3,418,517
1.65%, 11/01/17	5,805	5,772,611
2.40%, 03/01/19	5,000	5,012,629

		14,203,757
HOUSEHOLD PRODUCTS & WARES — 0.22%
Clorox Co. (The)
5.95%, 10/15/17	8,065	8,618,836
Kimberly-Clark Corp.
1.40%, 02/15/19	3,995	4,008,585
1.90%, 05/22/19	5,940	6,025,307
6.13%, 08/01/17[a]	4,539	4,859,261

		23,511,989
HOUSEWARES — 0.08%
Newell Rubbermaid Inc.
2.05%, 12/01/17[a]	1,680	1,653,196
2.15%, 10/15/18	3,430	3,334,036
6.25%, 04/15/18	2,925	3,068,328

		8,055,560
INSURANCE — 1.30%
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	665	673,114
5.85%, 01/16/18	5,200	5,532,615

Security	Principal (000s)	Value
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18[a]	$5,000	$5,006,325
1.60%, 05/15/17	16,440	16,529,911
2.00%, 08/15/18[a]	5,000	5,085,343
5.40%, 05/15/18[a]	14,721	16,024,927
Berkshire Hathaway Inc.
1.55%, 02/09/18[a]	8,035	8,074,630
Chubb Corp. (The)
5.75%, 05/15/18	841	915,521
Hartford Financial Services Group Inc. (The)
5.38%, 03/15/17	1,120	1,163,482
Lincoln National Corp.
8.75%, 07/01/19	2,500	2,973,404
Marsh & McLennan Companies Inc.
2.30%, 04/01/17 (Call 03/01/17)	2,345	2,362,584
2.35%, 03/06/20 (Call 02/06/20)	3,785	3,774,980
MetLife Inc.
1.76%, 12/15/17	1,000	996,828
7.72%, 02/15/19	10,000	11,550,787
Series A
6.82%, 08/15/18	14,674	16,362,558
Prudential Financial Inc.
2.30%, 08/15/18	5,000	5,006,930
Series D
6.00%, 12/01/17	11,254	11,995,516
Travelers Companies Inc. (The)
5.75%, 12/15/17	10,000	10,757,951
Voya Financial Inc.
2.90%, 02/15/18	10,025	10,102,628
XLIT Ltd.
2.30%, 12/15/18	5,000	4,960,944

		139,850,978
INTERNET — 0.48%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	10,675	10,619,130
Amazon.com Inc.
1.20%, 11/29/17	11,720	11,691,450

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Baidu Inc.
2.25%, 11/28/17	$5,500	$5,525,086
3.25%, 08/06/18[a]	10,000	10,182,445
eBay Inc.
1.35%, 07/15/17[a]	10,000	9,926,936
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	3,090	3,088,317

		51,033,364
IRON & STEEL — 0.03%
Nucor Corp.
5.75%, 12/01/17	2,735	2,881,744

		2,881,744
LEISURE TIME — 0.00%
Carnival Corp.
1.88%, 12/15/17	175	175,101

		175,101
LODGING — 0.10%
Marriott International Inc./MD
6.38%, 06/15/17	2,850	3,015,608
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	2,370	2,361,222
2.95%, 03/01/17 (Call 02/01/17)	4,855	4,883,894

		10,260,724
MACHINERY — 1.56%
Caterpillar Financial Services Corp.
1.00%, 03/03/17[a]	9,660	9,646,374
1.25%, 08/18/17	13,525	13,507,108
1.50%, 02/23/18	7,500	7,501,239
1.63%, 06/01/17	7,415	7,450,120
1.70%, 06/16/18[a]	7,750	7,758,360
1.80%, 11/13/18[a]	7,500	7,501,609
2.10%, 06/09/19	5,000	5,040,664
2.25%, 12/01/19	500	504,625
5.45%, 04/15/18	1,500	1,616,028
7.05%, 10/01/18	5,000	5,651,267
7.15%, 02/15/19[a]	250	286,828
Series G
1.25%, 11/06/17	250	249,413
2.45%, 09/06/18	15,000	15,278,862

Security	Principal (000s)	Value
John Deere Capital Corp.
1.13%, 06/12/17	$10,700	$10,690,945
1.20%, 10/10/17[a]	1,850	1,844,379
1.35%, 01/16/18	16,395	16,358,229
1.55%, 12/15/17[a]	14,800	14,830,776
1.60%, 07/13/18	7,930	7,935,189
1.75%, 08/10/18[a]	625	626,914
1.95%, 12/13/18	11,000	11,070,911
1.95%, 01/08/19	7,500	7,559,798
1.95%, 03/04/19[a]	5,160	5,203,371
2.25%, 04/17/19	1,000	1,014,767
Roper Technologies Inc.
2.05%, 10/01/18	8,905	8,844,653

		167,972,429
MANUFACTURING — 0.88%
3M Co.
1.00%, 06/26/17	70	70,008
1.38%, 08/07/18[a]	15,975	16,071,921
1.63%, 06/15/19	5,115	5,166,276
Crane Co.
2.75%, 12/15/18	200	201,919
Danaher Corp.
5.63%, 01/15/18	4,925	5,307,007
Dover Corp.
5.45%, 03/15/18	2,450	2,633,766
Eaton Corp.
1.50%, 11/02/17	22,275	22,150,346
Eaton Electric Holdings LLC
6.10%, 07/01/17	20	21,157
General Electric Co.
5.25%, 12/06/17[a]	14,274	15,281,940
Illinois Tool Works Inc.
0.90%, 02/25/17[a]	5,480	5,461,770
6.25%, 04/01/19	2,061	2,337,345
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	2,260	2,483,170
Pentair Finance SA
1.88%, 09/15/17	5,170	5,126,010
2.90%, 09/15/18	7,500	7,465,136
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	5,000	4,997,813
6.55%, 10/01/17	200	214,136

		94,989,720

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
MEDIA — 1.61%
CBS Corp.
1.95%, 07/01/17[a]	$70	$70,099
Comcast Cable Communications LLC
8.88%, 05/01/17	450	488,546
Comcast Corp.
5.70%, 05/15/18	7,427	8,095,721
5.88%, 02/15/18	13,903	15,073,171
6.30%, 11/15/17	12,366	13,378,669
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[a]	15,885	15,814,723
2.40%, 03/15/17	7,858	7,927,239
Historic TW Inc.
6.88%, 06/15/18	5,050	5,590,536
Thomson Reuters Corp.
1.65%, 09/29/17	4,130	4,120,935
4.70%, 10/15/19	2,450	2,638,804
6.50%, 07/15/18	2,575	2,836,310
Time Warner Cable Inc.
5.85%, 05/01/17	17,347	18,053,012
6.75%, 07/01/18	10,325	11,258,704
Viacom Inc.
2.50%, 09/01/18	5,000	4,968,629
3.50%, 04/01/17	14,270	14,445,631
6.13%, 10/05/17	500	525,000
Walt Disney Co. (The)
0.88%, 05/30/17	5,750	5,734,606
1.10%, 12/01/17[a]	16,430	16,423,844
1.13%, 02/15/17[a]	14,911	14,929,874
1.50%, 09/17/18[a]	5,850	5,896,563
1.65%, 01/08/19	5,070	5,130,576

		173,401,192
METAL FABRICATE & HARDWARE — 0.10%
Precision Castparts Corp.
1.25%, 01/15/18	5,925	5,889,968
2.25%, 06/15/20 (Call 05/15/20)	5,000	5,031,773

		10,921,741
MINING — 0.27%
Barrick North America Finance LLC
6.80%, 09/15/18	700	755,790

Security	Principal (000s)	Value
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	$1,954	$1,941,440
5.40%, 03/29/17[a]	3,850	3,972,440
Glencore Canada Corp.
5.50%, 06/15/17	70	69,300
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	600	640,724
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	15,708	15,378,900
2.25%, 12/14/18 (Call 11/14/18)[a]	6,780	6,584,529

		29,343,123
OFFICE & BUSINESS EQUIPMENT — 0.19%
Xerox Corp.
2.95%, 03/15/17	9,770	9,711,473
6.35%, 05/15/18[a]	10,532	11,059,793

		20,771,266
OIL & GAS — 5.47%
Anadarko Petroleum Corp.
6.38%, 09/15/17	21,785	21,893,925
8.70%, 03/15/19	7,000	7,140,000
Apache Corp.
6.90%, 09/15/18	700	728,000
BP Capital Markets PLC
1.38%, 11/06/17[a]	11,150	10,973,328
1.38%, 05/10/18	8,615	8,402,004
1.67%, 02/13/18	10,200	10,042,203
1.85%, 05/05/17[a]	14,941	14,932,976
2.24%, 09/26/18	5,151	5,100,036
2.24%, 05/10/19	6,225	6,134,997
British Transco Finance Inc.
6.63%, 06/01/18	7,400	8,150,503
Canadian Natural Resources Ltd.
1.75%, 01/15/18	3,890	3,559,350
5.70%, 05/15/17[a]	9,046	8,983,838
5.90%, 02/01/18	10,100	9,847,500
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	700	692,890
1.34%, 11/09/17[a]	10,625	10,572,508
1.35%, 11/15/17	30,310	30,159,276
1.37%, 03/02/18	17,867	17,700,360

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
1.72%, 06/24/18 (Call 05/24/18)	$17,500	$17,431,426
1.79%, 11/16/18	10,000	9,960,123
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	20,000	19,938,768
ConocoPhillips
5.75%, 02/01/19	1,614	1,676,890
6.65%, 07/15/18	7,990	8,428,689
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	12,415	11,966,606
1.50%, 05/15/18[a]	10,050	9,597,666
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	6,253	5,377,580
6.30%, 01/15/19[a]	4,200	3,948,000
EOG Resources Inc.
5.88%, 09/15/17	2,470	2,561,184
6.88%, 10/01/18	4,845	5,258,910
Exxon Mobil Corp.
0.92%, 03/15/17	18,900	18,876,519
1.31%, 03/06/18	15,300	15,243,597
1.44%, 03/01/18	10,000	10,000,000
1.71%, 03/01/19	15,000	15,000,000
Hess Corp.
1.30%, 06/15/17	5,725	5,453,063
Husky Energy Inc.
6.20%, 09/15/17	4,650	4,696,500
Marathon Oil Corp.
5.90%, 03/15/18	6,684	5,982,180
6.00%, 10/01/17	6,610	6,279,500
Marathon Petroleum Corp.
2.70%, 12/14/18[a]	5,000	4,831,158
Murphy Oil Corp.
2.50%, 12/01/17	2,675	2,193,500
Nabors Industries Inc.
6.15%, 02/15/18[a]	10,600	9,646,000
Noble Holding International Ltd.
2.50%, 03/15/17[a]	3,700	3,459,500
4.00%, 03/16/18	2,700	2,160,000
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)[a]	6,155	6,039,203

Security	Principal (000s)	Value
Petroleos Mexicanos
3.50%, 07/18/18	$10,000	$9,925,421
5.75%, 03/01/18	15,500	16,049,789
Phillips 66
2.95%, 05/01/17	21,488	21,711,588
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	525	501,137
6.65%, 03/15/17	5,950	6,045,525
6.88%, 05/01/18	1,500	1,567,233
Rowan Companies Inc.
5.00%, 09/01/17	3,306	2,975,400
Shell International Finance BV
1.13%, 08/21/17[a]	4,545	4,488,137
1.25%, 11/10/17	10,875	10,831,235
1.63%, 11/10/18	14,645	14,410,296
1.90%, 08/10/18[a]	7,847	7,802,118
2.00%, 11/15/18	10,973	10,903,673
5.20%, 03/22/17	4,182	4,335,216
Statoil ASA
1.15%, 05/15/18	1,505	1,468,245
1.20%, 01/17/18	10,000	9,818,516
1.25%, 11/09/17	7,000	6,896,978
1.95%, 11/08/18	8,905	8,803,190
3.13%, 08/17/17	16,786	17,034,280
Suncor Energy Inc.
6.10%, 06/01/18	5,250	5,400,061
Total Capital Canada Ltd.
1.45%, 01/15/18	7,908	7,822,455
Total Capital International SA
1.55%, 06/28/17[a]	9,309	9,303,894
2.10%, 06/19/19	5,000	4,927,210
2.13%, 01/10/19[a]	2,123	2,106,219
Total Capital SA
2.13%, 08/10/18	12,037	12,003,799
Valero Energy Corp.
6.13%, 06/15/17	9,965	10,317,875

		588,469,746
OIL & GAS SERVICES — 0.25%
Baker Hughes Inc.
7.50%, 11/15/18	5,951	6,553,228
Cameron International Corp.
1.40%, 06/15/17	7,350	7,212,194

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
FMC Technologies Inc.
2.00%, 10/01/17	$70	$66,850
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	400	394,028
5.90%, 09/15/18	8,724	9,328,765
National Oilwell Varco Inc.
1.35%, 12/01/17	3,950	3,694,173

		27,249,238
PHARMACEUTICALS — 4.14%
AbbVie Inc.
1.75%, 11/06/17	41,551	41,474,335
1.80%, 05/14/18	34,957	34,828,045
2.00%, 11/06/18	2,925	2,914,997
Actavis Funding SCS
1.30%, 06/15/17[a]	9,600	9,527,966
1.85%, 03/01/17[a]	3,600	3,605,636
2.35%, 03/12/18[a]	25,840	25,987,440
Actavis Inc.
1.88%, 10/01/17	15,835	15,830,856
Allergan Inc./U.S.
1.35%, 03/15/18[a]	5,100	5,024,892
AmerisourceBergen Corp.
1.15%, 05/15/17	6,600	6,569,222
AstraZeneca PLC
1.75%, 11/16/18[a]	15,625	15,669,611
5.90%, 09/15/17	17,854	19,032,802
Baxalta Inc.
2.00%, 06/22/18[d]	1,400	1,373,835
Bristol-Myers Squibb Co.
0.88%, 08/01/17[a]	2,137	2,132,007
1.75%, 03/01/19[a]	10,000	10,084,123
Cardinal Health Inc.
1.90%, 06/15/17	5,500	5,514,509
1.95%, 06/15/18	8,065	8,075,437
Eli Lilly & Co.
1.25%, 03/01/18	11,345	11,324,591
1.95%, 03/15/19	3,315	3,367,824
5.20%, 03/15/17	6,014	6,262,138
Express Scripts Holding Co.
1.25%, 06/02/17[a]	2,210	2,193,869
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	34,600	37,709,571

Security	Principal (000s)	Value
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	$15,409	$15,482,913
Johnson & Johnson
1.13%, 11/21/17[a]	5,225	5,245,793
1.13%, 03/01/19	5,030	5,031,869
1.65%, 12/05/18	5,000	5,068,889
5.15%, 07/15/18	11,800	12,903,754
5.55%, 08/15/17	9,160	9,775,697
McKesson Corp.
1.29%, 03/10/17	9,625	9,610,404
1.40%, 03/15/18	2,918	2,880,798
Medco Health Solutions Inc.
7.13%, 03/15/18	18,907	20,598,316
Merck & Co. Inc.
1.10%, 01/31/18[a]	6,775	6,769,682
1.30%, 05/18/18[a]	20,368	20,393,859
Mylan Inc.
2.60%, 06/24/18	5,000	4,939,913
Mylan NV
3.00%, 12/15/18[d]	5,000	4,967,883
Perrigo Co. PLC
2.30%, 11/08/18	567	556,223
Pfizer Inc.
1.10%, 05/15/17	15,700	15,692,169
1.50%, 06/15/18[a]	10,000	10,046,827
4.65%, 03/01/18	200	212,811
Sanofi
1.25%, 04/10/18	17,834	17,781,696
Zoetis Inc.
1.88%, 02/01/18	9,545	9,417,850

		445,881,052
PIPELINES — 1.65%
Boardwalk Pipelines Partners LP
5.50%, 02/01/17[a]	4,700	4,676,500
CenterPoint Energy Resources Corp.
6.13%, 11/01/17	6,500	6,882,966
Columbia Pipeline Group Inc.
2.45%, 06/01/18[a,d]	5,000	4,773,396
El Paso Natural Gas Co. LLC
5.95%, 04/15/17	7,757	7,853,555
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	2,500	2,287,700
9.88%, 03/01/19	5,000	5,350,695

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Enbridge Inc.
5.60%, 04/01/17	$20	$20,063
Energy Transfer Partners LP
2.50%, 06/15/18	12,620	11,603,970
6.70%, 07/01/18	2,346	2,333,691
9.70%, 03/15/19	2,779	2,891,036
Enterprise Products Operating LLC
1.65%, 05/07/18	5,060	4,891,494
6.50%, 01/31/19	5,847	6,301,380
6.65%, 04/15/18	4,594	4,883,249
Series L
6.30%, 09/15/17	13,781	14,419,111
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	7,000	7,122,501
Kinder Morgan Inc./DE
2.00%, 12/01/17[a]	3,025	2,873,750
7.25%, 06/01/18	2,615	2,680,375
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	3,900	3,664,727
3.20%, 09/15/18 (Call 08/15/18)	6,371	5,857,911
8.63%, 03/01/19[a]	1,620	1,684,800
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17	20	20,364
7.00%, 06/15/18	5,000	5,099,334
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)[a]	4,200	3,717,000
6.50%, 05/01/18	6,310	6,310,000
Southern Natural Gas Co. LLC
5.90%, 04/01/17[d]	2,292	2,318,403
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	17,046	17,481,394
TransCanada PipeLines Ltd.
1.63%, 11/09/17[a]	10,000	9,823,310
1.88%, 01/12/18	11,695	11,480,642
3.13%, 01/15/19	4,540	4,535,325
6.50%, 08/15/18[a]	10,543	11,334,510

Security	Principal (000s)	Value
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	$2,535	$2,192,775

		177,365,927
REAL ESTATE — 0.00%
Regency Centers LP
5.88%, 06/15/17	9	9,454

		9,454
REAL ESTATE INVESTMENT TRUSTS — 0.88%
American Tower Corp.
4.50%, 01/15/18	10,348	10,758,441
AvalonBay Communities Inc.
5.70%, 03/15/17	1,750	1,824,703
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	7,876	8,149,569
Brandywine Operating Partnership LP
4.95%, 04/15/18 (Call 03/15/18)	420	437,419
DDR Corp.
4.75%, 04/15/18 (Call 02/14/18)	600	626,260
7.88%, 09/01/20[a]	5,000	5,990,705
ERP Operating LP
5.75%, 06/15/17	4,530	4,757,441
Essex Portfolio LP
5.50%, 03/15/17	200	207,073
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)	15,164	15,487,826
6.70%, 01/30/18	500	537,615
Kimco Realty Corp.
5.70%, 05/01/17	200	208,980
6.88%, 10/01/19[a]	5,214	5,979,036
Liberty Property LP
6.63%, 10/01/17	10	10,654
Prologis LP
2.75%, 02/15/19 (Call 01/15/19)	1,400	1,420,840
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)[a]	100	100,015

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	$3,000	$2,992,108
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	10,100	10,184,666
Ventas Realty LP
1.25%, 04/17/17	4,000	3,973,691
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	5,250	5,220,876
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	6,523	6,781,805
4.70%, 09/15/17	8,150	8,476,542

		94,126,265
RETAIL — 2.08%
AutoNation Inc.
6.75%, 04/15/18[a]	5,000	5,404,891
AutoZone Inc.
7.13%, 08/01/18[a]	5,000	5,564,892
Best Buy Co. Inc.
5.00%, 08/01/18[a]	3,800	3,950,480
Costco Wholesale Corp.
1.13%, 12/15/17	10,090	10,092,374
1.75%, 02/15/20	2,815	2,823,448
5.50%, 03/15/17	2,000	2,092,958
CVS Health Corp.
1.90%, 07/20/18[a]	21,000	21,052,852
2.25%, 12/05/18 (Call 11/05/18)[a]	15,000	15,147,536
5.75%, 06/01/17	9,762	10,268,431
Dollar General Corp.
4.13%, 07/15/17	4,375	4,497,646
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)[a]	8,951	9,156,600
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)[a]	6,300	6,321,608
Macy’s Retail Holdings Inc.
7.45%, 07/15/17	3,650	3,889,953

Security	Principal (000s)	Value
McDonald’s Corp.
1.88%, 05/29/19[a]	$1,000	$1,000,071
2.10%, 12/07/18[a]	10,650	10,767,008
2.20%, 05/26/20 (Call 04/26/20)	5,000	5,025,465
5.35%, 03/01/18	4,598	4,932,153
5.80%, 10/15/17	10,070	10,754,232
Nordstrom Inc.
6.25%, 01/15/18	10,000	10,768,918
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	4,000	4,063,748
Target Corp.
2.30%, 06/26/19	6,604	6,771,714
5.38%, 05/01/17	8,695	9,135,898
6.00%, 01/15/18	5,418	5,892,516
Wal-Mart Stores Inc.
1.00%, 04/21/17[a]	6,750	6,750,634
1.13%, 04/11/18[a]	20,000	20,013,910
1.95%, 12/15/18	10,000	10,174,226
4.13%, 02/01/19[a]	745	801,431
5.38%, 04/05/17	5,400	5,656,979
5.80%, 02/15/18	500	545,426
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	10,668	10,624,764

		223,942,762
SAVINGS & LOANS — 0.18%
Astoria Financial Corp.
5.00%, 06/19/17 (Call 05/19/17)	4,815	4,955,864
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	14,600	14,721,353

		19,677,217
SEMICONDUCTORS — 0.65%
Altera Corp.
2.50%, 11/15/18	10,000	10,133,152
Intel Corp.
1.35%, 12/15/17	37,560	37,698,131
KLA-Tencor Corp.
2.38%, 11/01/17	2,530	2,545,797
QUALCOMM Inc.
1.40%, 05/18/18	10,145	10,109,427

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Texas Instruments Inc.
0.88%, 03/12/17	$8,200	$8,194,419
1.00%, 05/01/18	650	645,962

		69,326,888
SOFTWARE — 1.21%
Autodesk Inc.
1.95%, 12/15/17	200	198,114
3.13%, 06/15/20 (Call 05/15/20)	1,370	1,372,867
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	5,000	5,004,783
Fidelity National Information Services Inc.
1.45%, 06/05/17	14,880	14,725,075
2.85%, 10/15/18	9,150	9,197,890
Microsoft Corp.
0.88%, 11/15/17[a]	8,700	8,697,561
1.30%, 11/03/18	15,000	15,058,404
1.63%, 12/06/18[a]	10,000	10,131,134
Oracle Corp.
1.20%, 10/15/17[a]	22,722	22,761,478
2.38%, 01/15/19[a]	10,460	10,727,464
5.75%, 04/15/18	29,600	32,294,679

		130,169,449
TELECOMMUNICATIONS — 3.33%
AT&T Inc.
1.40%, 12/01/17[a]	14,560	14,462,120
1.70%, 06/01/17	9,350	9,362,432
2.38%, 11/27/18[a]	18,567	18,706,144
5.50%, 02/01/18	35,372	37,700,744
5.60%, 05/15/18	5,616	6,045,933
5.80%, 02/15/19	20,000	22,029,601
British Telecommunications PLC
2.35%, 02/14/19	10,000	10,087,666
5.95%, 01/15/18[a]	10,239	11,019,268
Cisco Systems Inc.
1.10%, 03/03/17[a]	24,360	24,398,555
1.40%, 02/28/18	10,000	10,033,059
1.60%, 02/28/19	4,900	4,921,104
1.65%, 06/15/18[a]	13,625	13,713,208
3.15%, 03/14/17	8,999	9,203,422
4.95%, 02/15/19	20,000	21,949,348
Corning Inc.
1.45%, 11/15/17	625	620,905

Security	Principal (000s)	Value
Deutsche Telekom International Finance BV
6.75%, 08/20/18	$2,582	$2,874,630
Harris Corp.
2.00%, 04/27/18	1,620	1,608,384
Juniper Networks Inc.
3.13%, 02/26/19	5,000	5,006,020
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	1,070	1,067,208
Rogers Communications Inc.
6.80%, 08/15/18	9,990	11,097,349
Telefonica Emisiones SAU
3.19%, 04/27/18	13,000	13,176,024
6.22%, 07/03/17	5,920	6,240,914
Verizon Communications Inc.
1.35%, 06/09/17[a]	16,636	16,595,918
3.65%, 09/14/18	30,522	31,875,736
6.10%, 04/15/18	4,250	4,623,030
Vodafone Group PLC
1.25%, 09/26/17	4,600	4,575,735
1.50%, 02/19/18	14,098	13,938,121
1.63%, 03/20/17[a]	18,850	18,856,516
5.63%, 02/27/17	12,074	12,556,002

		358,345,096
TOYS, GAMES & HOBBIES — 0.01%
Hasbro Inc.
6.30%, 09/15/17[a]	1,000	1,064,182

		1,064,182
TRANSPORTATION — 0.85%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	1,200	1,313,993
5.65%, 05/01/17	11,450	11,998,414
5.75%, 03/15/18	3,355	3,630,255
Canadian National Railway Co.
5.55%, 05/15/18	7,902	8,544,814
5.85%, 11/15/17	2,285	2,442,820
CSX Corp.
5.60%, 05/01/17	6,750	7,065,388
6.25%, 03/15/18	8,206	8,938,676
FedEx Corp.
8.00%, 01/15/19	7,400	8,556,077

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Norfolk Southern Corp.
5.75%, 04/01/18	$7,835	$8,437,890
7.70%, 05/15/17	2,950	3,164,220
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	2,485	2,425,083
2.50%, 03/01/18 (Call 02/01/18)	3,900	3,880,291
2.55%, 06/01/19 (Call 05/01/19)	1,000	984,240
2.65%, 03/02/20 (Call 02/02/20)[a]	1,200	1,172,244
3.50%, 06/01/17	3,350	3,395,379
Union Pacific Corp.
5.70%, 08/15/18	2,746	3,018,011
United Parcel Service Inc.
1.13%, 10/01/17	180	179,953
5.13%, 04/01/19	10,000	11,084,187
5.50%, 01/15/18[a]	1,245	1,346,425

		91,578,360
TRUCKING & LEASING — 0.13%
GATX Corp.
1.25%, 03/04/17	8,200	8,123,420
2.38%, 07/30/18	5,000	4,934,405
2.50%, 03/15/19	1,000	988,083

		14,045,908
WATER — 0.05%
American Water Capital Corp.
6.09%, 10/15/17	5,000	5,324,996

		5,324,996

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,942,089,942)		8,890,234,058

FOREIGN GOVERNMENT OBLIGATIONS[e] — 15.78%

CANADA — 2.02%
Canada Government International Bond
1.13%, 03/19/18[a]	37,950	38,105,269
Export Development Canada
1.00%, 05/15/17[a]	17,305	17,346,733
1.00%, 06/15/18[a]	15,000	14,994,036
1.00%, 11/01/18[a]	5,950	5,945,377
1.25%, 12/10/18	4,000	4,028,784
1.25%, 02/04/19	9,545	9,586,119

Security	Principal (000s)	Value
Province of British Columbia Canada
1.20%, 04/25/17	$8,145	$8,174,827
Province of Manitoba Canada
1.75%, 05/30/19[a]	5,000	5,042,605
Province of Ontario Canada
1.10%, 10/25/17	22,200	22,191,824
1.20%, 02/14/18[a]	16,765	16,741,675
1.63%, 01/18/19	35,000	35,113,081
2.00%, 09/27/18	15,000	15,237,643
3.00%, 07/16/18	15,000	15,571,690
3.15%, 12/15/17[a]	9,098	9,415,308

		217,494,971
GERMANY — 0.44%
FMS Wertmanagement AoeR
1.00%, 11/21/17	400	399,948
1.13%, 09/05/17	6,750	6,770,897
1.25%, 07/30/18	14,700	14,766,356
1.63%, 11/20/18	25,000	25,336,700

		47,273,901
ITALY — 0.06%
Italy Government International Bond
5.38%, 06/12/17	6,400	6,704,176

		6,704,176
JAPAN — 0.55%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	2,500	2,495,650
1.75%, 07/31/18	25,800	26,004,086
1.75%, 11/13/18	30,000	30,217,266

		58,717,002
SOUTH KOREA — 0.12%
Export-Import Bank of Korea
1.75%, 02/27/18	5,000	4,994,991
2.88%, 09/17/18	8,240	8,450,706

		13,445,697
SUPRANATIONAL — 11.76%
African Development Bank
0.75%, 11/03/17[a]	23,400	23,329,503
0.88%, 03/15/18	12,400	12,368,255
1.13%, 03/15/17[a]	16,420	16,472,856

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
1.13%, 03/04/19	$13,085	$13,064,016
1.38%, 12/17/18	10,000	10,072,649
Asian Development Bank
0.75%, 07/28/17[a]	15,000	14,972,339
1.13%, 03/15/17	21,450	21,521,036
1.13%, 06/05/18[a]	35,000	35,079,688
1.38%, 01/15/19	37,000	37,223,968
1.50%, 09/28/18	10,000	10,121,514
1.75%, 09/11/18	20,000	20,367,858
5.25%, 06/12/17	19,020	20,080,647
Corp. Andina de Fomento
1.50%, 08/08/17	15,200	15,223,023
Council of Europe Development Bank
1.00%, 03/07/18	15,000	14,991,813
1.13%, 05/31/18	15,000	15,007,403
1.50%, 06/19/17	7,000	7,055,939
European Bank for Reconstruction & Development
0.75%, 09/01/17	550	549,002
1.00%, 02/16/17	37,625	37,682,510
1.00%, 09/17/18	15,000	14,992,650
1.63%, 11/15/18[a]	20,000	20,302,802
European Investment Bank
0.88%, 04/18/17	54,900	54,922,893
1.00%, 08/17/17	26,725	26,764,492
1.00%, 12/15/17	10,500	10,498,575
1.00%, 03/15/18[a]	25,600	25,573,025
1.00%, 06/15/18	13,200	13,166,575
1.13%, 09/15/17	10,180	10,211,302
1.13%, 08/15/18	75,000	75,073,027
1.25%, 05/15/18	66,000	66,203,623
1.63%, 12/18/18	40,000	40,515,256
1.75%, 03/15/17	28,700	28,968,850
5.13%, 05/30/17[a]	26,365	27,744,551
Inter-American Development Bank
1.00%, 07/14/17[a]	25,650	25,683,776
1.13%, 03/15/17[a]	25,410	25,494,150
1.13%, 08/28/18[a]	25,000	25,073,735
1.25%, 01/16/18[a]	25,000	25,130,573
1.50%, 09/25/18	17,000	17,195,124
4.25%, 09/10/18	12,000	12,950,869

Security	Principal or Shares (000s)	Value
International Bank for Reconstruction & Development
0.88%, 04/17/17	$72,580	$72,627,199
1.00%, 11/15/17	30,000	30,041,583
1.00%, 06/15/18	25,000	24,964,780
1.00%, 10/05/18	35,000	34,946,835
1.13%, 07/18/17[a]	11,110	11,149,149
1.38%, 04/10/18[a]	32,000	32,227,990
1.88%, 03/15/19	25,000	25,532,298
International Finance Corp.
0.88%, 06/15/18[a]	30,000	29,880,105
1.00%, 04/24/17	14,750	14,783,015
1.25%, 07/16/18	30,000	30,182,439
1.25%, 11/27/18	15,100	15,187,388
1.75%, 09/04/18	11,000	11,210,392
Nordic Investment Bank
1.00%, 03/07/17	26,400	26,455,060
1.13%, 03/19/18	24,000	24,069,041
1.13%, 02/25/19	10,135	10,136,602

		1,265,043,743
SWEDEN — 0.36%
Svensk Exportkredit AB
1.13%, 04/05/18[a]	12,500	12,486,475
1.75%, 05/30/17[a]	25,000	25,259,342
5.13%, 03/01/17	500	520,880

		38,266,697
TURKEY — 0.47%
Turkey Government International Bond
6.75%, 04/03/18	25,100	26,900,675
7.50%, 07/14/17	22,450	24,007,133

		50,907,808

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,695,684,485)		1,697,853,995

SHORT-TERM INVESTMENTS — 7.17%

MONEY MARKET FUNDS — 7.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,f,g]	546,844	546,843,913
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,f,g]	48,433	48,432,542

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 29, 2016

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,f]	176,589	$176,589,145

		771,865,600

TOTAL SHORT-TERM INVESTMENTS
(Cost: $771,865,600)		771,865,600

TOTAL INVESTMENTS IN SECURITIES — 105.58% (Cost: $11,409,640,027)		11,359,953,653
Other Assets, Less Liabilities — (5.58)%		(600,207,191)

NET ASSETS — 100.00%		$10,759,746,462

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 84.19%

ADVERTISING — 0.21%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$262	$255,856
4.00%, 03/15/22	100	101,409
Omnicom Group Inc.
3.63%, 05/01/22[a]	402	406,153
4.45%, 08/15/20	200	209,395
WPP Finance 2010
3.75%, 09/19/24	300	298,016
4.75%, 11/21/21	75	81,288
5.63%, 11/15/43	200	203,238

		1,555,355
AEROSPACE & DEFENSE — 1.20%
Boeing Capital Corp.
4.70%, 10/27/19	10	10,991
Boeing Co. (The)
0.95%, 05/15/18[a]	200	197,959
2.35%, 10/30/21	120	121,264
2.85%, 10/30/24 (Call 07/30/24)	85	86,653
3.30%, 03/01/35 (Call 09/01/34)	80	75,559
4.88%, 02/15/20	200	222,155
5.88%, 02/15/40	154	197,959
6.88%, 03/15/39	62	87,843
Embraer Netherlands Finance BV
5.05%, 06/15/25[a]	250	206,875
Embraer SA
5.15%, 06/15/22[a]	112	100,520
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	350	342,052
3.88%, 07/15/21 (Call 04/15/21)[a]	176	190,286
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)	42	39,478
4.75%, 07/15/20	250	257,228
5.20%, 10/15/19[a]	227	239,124
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	100	99,754
3.10%, 01/15/23 (Call 11/15/22)	200	205,238
3.35%, 09/15/21	204	213,765
3.55%, 01/15/26 (Call 10/15/25)	45	47,202
3.80%, 03/01/45 (Call 09/01/44)[a]	232	216,535
4.07%, 12/15/42	254	247,521

Security	Principal (000s)	Value
4.25%, 11/15/19	$60	$64,769
4.50%, 05/15/36 (Call 11/15/35)	250	262,733
4.70%, 05/15/46 (Call 11/15/45)	275	295,284
Series B
6.15%, 09/01/36	150	184,989
Northrop Grumman Corp.
3.50%, 03/15/21	232	243,017
3.85%, 04/15/45 (Call 10/15/44)[a]	165	157,756
4.75%, 06/01/43	250	271,333
5.05%, 08/01/19	200	217,884
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	132	133,825
3.13%, 10/15/20	204	214,809
4.20%, 12/15/44 (Call 06/15/44)[a]	180	192,416
4.88%, 10/15/40	130	150,623
6.40%, 12/15/18	150	169,683
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	51,854
4.80%, 12/15/43 (Call 06/15/43)	100	110,208
5.25%, 07/15/19	100	109,475
United Technologies Corp.
1.78%, 05/04/18[b]	250	248,712
1.80%, 06/01/17	550	552,771
3.10%, 06/01/22	211	218,883
4.15%, 05/15/45 (Call 11/16/44)	106	102,854
4.50%, 04/15/20	114	124,318
4.50%, 06/01/42	350	358,164
5.70%, 04/15/40	200	236,416
6.05%, 06/01/36	285	345,002
6.13%, 02/01/19	157	175,577
6.70%, 08/01/28	150	194,622

		8,793,938
AGRICULTURE — 1.11%
Altria Group Inc.
4.00%, 01/31/24[a]	300	322,518
4.75%, 05/05/21	250	276,113
5.38%, 01/31/44	450	507,636
9.25%, 08/06/19	248	302,585
10.20%, 02/06/39	193	322,895
Archer-Daniels-Midland Co.
4.02%, 04/16/43[a]	300	289,701
5.45%, 03/15/18	57	61,335

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Bunge Ltd. Finance Corp.
8.50%, 06/15/19[a]	$300	$346,068
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)[a]	261	269,560
Philip Morris International Inc.
1.63%, 03/20/17[a]	225	226,017
2.50%, 08/22/22	192	193,294
2.90%, 11/15/21[a]	377	389,901
3.25%, 11/10/24	400	418,790
4.13%, 05/17/21	100	109,596
4.13%, 03/04/43	212	212,181
4.25%, 11/10/44[a]	200	204,692
5.65%, 05/16/18	400	435,262
6.38%, 05/16/38[a]	450	578,155
Reynolds American Inc.
2.30%, 06/12/18	250	252,825
3.25%, 06/12/20	751	780,313
4.45%, 06/12/25 (Call 03/12/25)	80	86,930
5.85%, 08/15/45 (Call 02/15/45)	525	616,290
6.75%, 06/15/17	180	193,217
6.88%, 05/01/20	500	580,926
7.25%, 06/15/37	114	143,696

		8,120,496
AIRLINES — 0.34%
American Airlines 2011-1 Pass Through Trust Class A
5.25%, 07/31/22	32	33,709
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	840	890,566
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	118	113,459
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	216	243,716
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	229	234,446
Delta Air Lines Inc. 2009-1 Pass Through Trust Class A
7.75%, 06/17/21	118	132,731

Security	Principal (000s)	Value
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20	$58	$61,146
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	235	247,578
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	175	175,592
2.75%, 11/06/19 (Call 10/06/19)	75	76,648
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	200	200,500
United Airlines 2015-1 Pass Through Trust Class AA
3.45%, 06/01/29	100	100,250

		2,510,341
APPAREL — 0.11%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	80	80,045
3.63%, 05/01/43 (Call 11/01/42)	125	121,729
3.88%, 11/01/45 (Call 05/01/45)	45	45,672
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	100	102,308
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	400	426,247

		776,001
AUTO MANUFACTURERS — 1.21%
American Honda Finance Corp.
1.20%, 07/14/17	252	251,347
2.15%, 03/13/20	250	250,758
2.25%, 08/15/19	250	252,390
Daimler Finance North America LLC
8.50%, 01/18/31	210	313,931
Ford Motor Co.
4.75%, 01/15/43	308	279,370
6.38%, 02/01/29	100	111,535
6.50%, 08/01/18[a]	105	113,780
7.40%, 11/01/46	250	302,447
7.45%, 07/16/31	40	48,294
Ford Motor Credit Co. LLC
2.24%, 06/15/18	600	592,046
3.20%, 01/15/21[a]	500	495,025

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
General Motors Co.
3.50%, 10/02/18	$1,100	$1,101,557
5.20%, 04/01/45	352	300,237
6.25%, 10/02/43	400	384,269
General Motors Financial Co. Inc.
3.10%, 01/15/19	95	93,553
3.70%, 11/24/20 (Call 10/24/20)	205	201,746
4.00%, 01/15/25 (Call 10/15/24)	1,000	919,459
PACCAR Financial Corp.
1.10%, 06/06/17	250	248,933
1.45%, 03/09/18	295	293,589
Toyota Motor Credit Corp.
1.25%, 10/05/17	154	153,778
1.38%, 01/10/18[a]	312	311,620
1.45%, 01/12/18	300	300,045
2.13%, 07/18/19	560	566,631
2.15%, 03/12/20	250	253,026
2.63%, 01/10/23	250	251,306
3.30%, 01/12/22	350	366,404
3.40%, 09/15/21	100	105,226

		8,862,302
AUTO PARTS & EQUIPMENT — 0.19%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)[a]	110	97,836
4.63%, 09/15/20	100	107,192
Delphi Automotive PLC
4.25%, 01/15/26 (Call 10/15/25)[a]	200	203,281
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	250	255,159
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)[a]	75	74,910
3.75%, 12/01/21 (Call 09/01/21)	182	186,814
4.25%, 03/01/21	80	83,713
4.95%, 07/02/64 (Call 01/02/64)	80	69,470
5.00%, 03/30/20	92	99,063
5.70%, 03/01/41	136	143,300
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)[a]	100	103,996

		1,424,734
BANKS — 18.62%
Abbey National Treasury Services PLC/United Kingdom
1.38%, 03/13/17	450	449,234

Security	Principal (000s)	Value
2.00%, 08/24/18	$250	$249,450
4.00%, 03/13/24[a]	250	265,136
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	215	213,832
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	350	349,149
2.25%, 06/13/19	50	50,375
2.70%, 11/16/20	500	508,038
Bancolombia SA
5.95%, 06/03/21	200	207,760
Bank of America Corp.
1.70%, 08/25/17	170	169,230
2.00%, 01/11/18	655	651,770
2.65%, 04/01/19	502	504,032
3.30%, 01/11/23	450	447,492
3.88%, 08/01/25[a]	250	256,626
4.00%, 04/01/24	290	299,274
4.00%, 01/22/25	250	243,753
4.13%, 01/22/24	300	311,956
4.88%, 04/01/44	200	208,302
5.00%, 05/13/21	125	136,689
5.42%, 03/15/17	500	517,273
5.63%, 07/01/20	850	941,775
5.65%, 05/01/18	550	586,400
5.70%, 01/24/22	370	416,773
5.75%, 12/01/17	650	688,091
5.88%, 01/05/21	375	423,236
5.88%, 02/07/42	226	261,453
6.11%, 01/29/37	400	432,173
6.40%, 08/28/17	186	197,143
6.50%, 07/15/18[a]	100	109,102
6.88%, 04/25/18	575	627,676
7.63%, 06/01/19	770	888,168
7.75%, 05/14/38	550	702,481
Series L
2.25%, 04/21/20	700	685,815
4.75%, 04/21/45	210	192,658
Bank of America N.A.
1.75%, 06/05/18[a]	500	496,462
5.30%, 03/15/17	1,000	1,036,998
6.00%, 10/15/36	426	504,258

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	$374	$373,283
1.45%, 04/09/18 (Call 03/09/18)	682	677,933
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	210	207,969
1.97%, 06/20/17[b]	180	181,220
2.20%, 05/15/19 (Call 04/15/19)	200	201,008
2.45%, 11/27/20 (Call 10/27/20)	400	401,378
3.00%, 02/24/25 (Call 01/24/25)	85	85,058
3.55%, 09/23/21 (Call 08/23/21)	300	313,353
3.65%, 02/04/24 (Call 01/05/24)	300	315,873
5.45%, 05/15/19	300	329,398
Series G
2.15%, 02/24/20 (Call 01/24/20)	200	199,233
Bank of Nova Scotia (The)
1.30%, 07/21/17	370	368,624
1.45%, 04/25/18[a]	431	427,907
1.95%, 01/15/19	200	200,096
2.80%, 07/21/21	250	252,857
4.38%, 01/13/21[a]	150	162,901
4.50%, 12/16/25	200	195,477
Barclays Bank PLC
5.14%, 10/14/20	250	268,761
6.75%, 05/22/19	450	508,696
Barclays PLC
2.88%, 06/08/20	500	478,652
3.25%, 01/12/21	500	483,406
3.65%, 03/16/25	200	182,717
4.38%, 01/12/26	200	191,986
BB&T Corp.
2.15%, 03/22/17 (Call 02/22/17)	350	352,393
2.25%, 02/01/19 (Call 01/02/19)	100	100,790
2.45%, 01/15/20 (Call 12/15/19)	431	433,781
6.85%, 04/30/19	255	290,934
BNP Paribas SA
1.38%, 03/17/17	260	259,955
2.38%, 09/14/17[a]	225	227,151
2.70%, 08/20/18	450	456,578
3.25%, 03/03/23[a]	360	365,392
4.25%, 10/15/24	200	194,482
5.00%, 01/15/21	400	442,939
BPCE SA
2.50%, 07/15/19	500	501,404
4.00%, 04/15/24	250	261,986

Security	Principal (000s)	Value
Branch Banking & Trust Co.
1.35%, 10/01/17 (Call 09/01/17)	$250	$249,059
3.80%, 10/30/26 (Call 09/30/26)	250	261,282
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	350	348,768
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)[a]	105	98,433
3.75%, 04/24/24 (Call 03/24/24)	360	357,707
4.75%, 07/15/21	40	42,587
6.75%, 09/15/17	150	160,408
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	600	596,074
2.40%, 09/05/19 (Call 08/05/19)	250	246,164
Citigroup Inc.
1.70%, 04/27/18[a]	500	494,641
1.80%, 02/05/18	405	402,400
2.05%, 12/07/18	550	545,138
2.15%, 07/30/18	250	249,230
2.40%, 02/18/20	1,000	989,115
2.50%, 07/29/19	650	649,309
2.65%, 10/26/20	650	648,260
3.30%, 04/27/25	155	153,529
3.88%, 10/25/23	600	621,441
3.88%, 03/26/25	325	312,551
4.40%, 06/10/25	250	249,208
4.45%, 09/29/27	500	489,301
4.50%, 01/14/22	100	107,339
4.65%, 07/30/45[a]	300	301,924
5.30%, 05/06/44	200	199,702
5.50%, 09/13/25	750	802,132
6.00%, 10/31/33	355	380,717
8.13%, 07/15/39	375	534,795
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)[a]	450	453,735
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	400	399,318
1.90%, 09/18/17	400	402,734
2.30%, 09/06/19[a]	100	100,564
2.30%, 03/12/20[a]	500	500,550
Compass Bank
3.88%, 04/10/25 (Call 03/10/25)	250	228,047

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	$1,000	$998,164
2.50%, 01/19/21[a]	420	419,587
3.88%, 02/08/22	255	268,650
4.50%, 01/11/21	75	81,691
5.25%, 08/04/45	500	506,774
5.75%, 12/01/43	500	555,124
CorpBanca SA
3.13%, 01/15/18	200	199,520
Credit Suisse AG/New York NY
1.75%, 01/29/18[a]	650	645,883
3.00%, 10/29/21	750	754,997
3.63%, 09/09/24	250	250,613
4.38%, 08/05/20	500	533,925
5.40%, 01/14/20	160	168,117
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	955	923,210
3.75%, 03/26/25	250	234,889
Deutsche Bank AG
3.13%, 01/13/21	200	194,731
Series 1254
4.10%, 01/13/26[a]	240	232,571
Deutsche Bank AG/London
1.88%, 02/13/18	300	291,208
3.70%, 05/30/24[a]	305	293,597
6.00%, 09/01/17	600	628,107
Discover Bank/Greenwood DE
3.20%, 08/09/21 (Call 07/09/21)	250	246,662
7.00%, 04/15/20	550	617,181
Fifth Third Bancorp.
3.50%, 03/15/22 (Call 02/15/22)	30	31,026
8.25%, 03/01/38	325	458,912
Fifth Third Bank/Cincinnati OH
2.88%, 10/01/21 (Call 09/01/21)	200	201,357
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18[a]	560	561,681
2.55%, 10/23/19	830	827,625
2.60%, 04/23/20 (Call 03/23/20)	502	499,622
2.75%, 09/15/20 (Call 08/15/20)	60	59,870
3.63%, 01/22/23	500	508,656
3.75%, 05/22/25 (Call 02/22/25)[a]	250	252,063
3.85%, 07/08/24 (Call 04/08/24)	950	967,146
4.75%, 10/21/45 (Call 04/21/45)	500	507,130

Security	Principal (000s)	Value
5.25%, 07/27/21	$476	$527,279
5.38%, 03/15/20	350	383,190
5.75%, 01/24/22	700	792,352
5.95%, 01/18/18	420	447,471
5.95%, 01/15/27	450	497,783
6.00%, 06/15/20	100	112,321
6.13%, 02/15/33	370	432,104
6.15%, 04/01/18	706	760,345
6.25%, 09/01/17[a]	200	211,975
6.25%, 02/01/41	680	815,697
6.75%, 10/01/37	367	416,478
7.50%, 02/15/19	450	511,473
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	750	801,361
HSBC Holdings PLC
4.25%, 08/18/25[a]	200	193,760
5.10%, 04/05/21	64	70,078
6.10%, 01/14/42	237	294,194
6.50%, 05/02/36	600	656,305
6.50%, 09/15/37	349	382,927
6.80%, 06/01/38	600	681,761
HSBC USA Inc.
1.63%, 01/16/18	800	796,085
2.35%, 03/05/20	250	242,783
3.50%, 06/23/24	500	498,508
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)	250	247,384
2.40%, 04/01/20 (Call 03/01/20)[a]	250	247,391
Intesa Sanpaolo SpA
3.88%, 01/16/18	300	303,149
5.25%, 01/12/24[a]	200	207,267
JPMorgan Chase & Co.
2.20%, 10/22/19	506	503,493
2.25%, 01/23/20 (Call 12/23/19)	600	596,198
2.55%, 10/29/20 (Call 09/29/20)[a]	750	750,923
3.13%, 01/23/25 (Call 10/23/24)	356	352,002
3.20%, 01/25/23	625	629,182
3.63%, 05/13/24	350	359,591
3.88%, 09/10/24	300	300,727
3.90%, 07/15/25 (Call 04/15/25)[a]	500	525,832
4.13%, 12/15/26[a]	500	505,791
4.25%, 10/15/20	252	268,057
4.25%, 10/01/27	250	253,163

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.35%, 08/15/21	$280	$301,501
4.40%, 07/22/20	442	472,509
4.50%, 01/24/22	1,000	1,082,116
4.63%, 05/10/21	250	272,258
4.85%, 02/01/44[a]	450	497,037
5.40%, 01/06/42	332	379,592
5.50%, 10/15/40	200	230,893
5.60%, 07/15/41	250	293,032
6.00%, 01/15/18	274	293,031
6.30%, 04/23/19	380	423,241
6.40%, 05/15/38	225	286,111
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	1,900	2,013,493
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	500	498,671
KeyCorp
2.90%, 09/15/20	350	349,684
5.10%, 03/24/21	300	329,074
KfW
0.88%, 12/15/17	2,600	2,596,669
1.13%, 08/06/18	1,000	1,000,844
2.00%, 05/02/25[a]	1,800	1,806,824
2.13%, 01/17/23	700	715,331
2.38%, 08/25/21	175	181,950
2.50%, 11/20/24	250	261,181
2.75%, 09/08/20	2,000	2,113,244
2.75%, 10/01/20	1,500	1,586,088
4.00%, 01/27/20	1,400	1,537,694
4.50%, 07/16/18	450	486,127
4.88%, 06/17/19	450	502,246
Korea Development Bank (The)
1.50%, 01/22/18	500	497,668
3.75%, 01/22/24	200	215,551
3.88%, 05/04/17	400	410,916
4.63%, 11/16/21	300	337,939
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	300	299,645
1.38%, 10/23/19[a]	400	400,925
1.88%, 09/17/18	450	459,338
2.00%, 01/13/25[a]	500	502,448
2.38%, 09/13/17	425	434,441
Lloyds Bank PLC
2.35%, 09/05/19[a]	400	401,176
3.50%, 05/14/25	250	252,717

Security	Principal (000s)	Value
4.20%, 03/28/17	$475	$488,407
6.38%, 01/21/21	55	64,552
Lloyds Banking Group PLC
5.30%, 12/01/45[c]	500	484,702
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	249,511
2.25%, 07/25/19 (Call 06/25/19)	200	200,239
2.90%, 02/06/25 (Call 01/06/25)	250	244,426
Morgan Stanley
2.13%, 04/25/18	1,000	999,017
2.50%, 01/24/19	600	603,298
2.65%, 01/27/20	600	599,965
2.80%, 06/16/20[a]	200	200,872
3.95%, 04/23/27	300	288,931
4.00%, 07/23/25	155	159,760
4.10%, 05/22/23	500	503,359
4.30%, 01/27/45[a]	400	382,154
4.35%, 09/08/26	365	363,739
4.88%, 11/01/22	400	420,972
5.00%, 11/24/25	250	261,929
5.50%, 07/28/21	155	173,623
5.63%, 09/23/19	450	495,001
5.75%, 01/25/21	400	451,298
5.95%, 12/28/17	1,000	1,066,844
6.38%, 07/24/42	675	837,855
6.63%, 04/01/18	532	578,060
7.25%, 04/01/32	290	380,190
7.30%, 05/13/19	525	599,183
Series F
3.88%, 04/29/24[a]	350	359,454
MUFG Americas Holdings Corp.
3.50%, 06/18/22	400	414,383
National Australia Bank Ltd./New York
2.30%, 07/25/18	500	505,354
2.63%, 07/23/20[a]	250	253,152
3.38%, 01/14/26[a]	250	256,632
National City Corp.
6.88%, 05/15/19	400	450,112
Northern Trust Corp.
3.38%, 08/23/21	500	525,638
Oesterreichische Kontrollbank AG
1.63%, 03/12/19[a]	850	859,190

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.00%, 04/25/17	$600	$628,063
PNC Bank N.A.
2.25%, 07/02/19 (Call 06/02/19)[d]	1,000	1,005,554
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[d]	350	361,233
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[d]	312	321,832
4.38%, 08/11/20[d]	250	269,367
5.13%, 02/08/20[d]	395	434,081
Regions Bank/Birmingham AL
6.45%, 06/26/37	250	293,187
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	150	148,425
Royal Bank of Canada
1.50%, 01/16/18[a]	550	548,869
1.80%, 07/30/18[a]	250	249,637
2.00%, 12/10/18	500	500,781
2.15%, 03/15/19[a]	200	201,101
2.35%, 10/30/20[a]	250	250,533
2.50%, 01/19/21	150	151,120
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	400	432,716
Santander Bank N.A.
8.75%, 05/30/18	250	278,741
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)[a]	200	192,982
Santander Issuances SAU
5.18%, 11/19/25	200	185,363
Santander UK Group Holdings PLC
2.88%, 10/16/20	250	245,775
3.13%, 01/08/21	95	94,253
Societe Generale SA
2.63%, 10/01/18	250	253,651
State Street Corp.
3.30%, 12/16/24	450	464,176
3.70%, 11/20/23	350	369,447
4.38%, 03/07/21	212	231,455
4.96%, 03/15/18	152	159,407
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	400	397,900
1.50%, 01/18/18	500	495,940
2.25%, 07/11/19	500	499,795

Security	Principal (000s)	Value
2.45%, 01/16/20	$250	$250,261
3.40%, 07/11/24	350	355,573
SVB Financial Group
3.50%, 01/29/25	250	247,327
Svenska Handelsbanken AB
2.25%, 06/17/19	500	502,966
2.88%, 04/04/17	500	508,278
Toronto-Dominion Bank (The)
1.40%, 04/30/18[a]	300	298,161
1.95%, 01/22/19	500	500,803
2.25%, 11/05/19	400	401,933
2.50%, 12/14/20	50	50,402
2.63%, 09/10/18	250	254,935
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	250	253,251
3.00%, 03/15/22 (Call 02/15/22)	250	257,981
3.70%, 01/30/24 (Call 12/29/23)	500	535,385
4.13%, 05/24/21 (Call 04/23/21)	165	180,189
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	500	501,116
UBS AG/Stamford CT
2.38%, 08/14/19	500	501,031
4.88%, 08/04/20	500	552,287
5.75%, 04/25/18	450	487,892
Wachovia Corp.
5.50%, 08/01/35	100	108,644
5.75%, 06/15/17	300	315,647
5.75%, 02/01/18	775	831,775
7.50%, 04/15/35	100	130,402
Wells Fargo & Co.
1.50%, 01/16/18	400	398,590
2.55%, 12/07/20	135	135,776
2.60%, 07/22/20	250	252,473
3.00%, 02/19/25	415	412,051
3.30%, 09/09/24	1,600	1,630,866
3.50%, 03/08/22	620	648,396
3.90%, 05/01/45	400	383,831
4.10%, 06/03/26	840	861,827
4.13%, 08/15/23	200	209,593
4.60%, 04/01/21	275	302,523
4.90%, 11/17/45[a]	90	91,558
5.38%, 11/02/43	100	106,207
5.61%, 01/15/44	645	707,553
5.63%, 12/11/17	455	486,616

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Series M
3.45%, 02/13/23	$270	$272,640
Series N
2.15%, 01/30/20	1,000	995,477
Westpac Banking Corp.
1.60%, 01/12/18[a]	500	498,997
2.00%, 08/14/17	402	404,475
2.60%, 11/23/20	800	807,559
4.88%, 11/19/19[a]	380	415,187

		136,357,260
BEVERAGES — 2.56%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	120	128,316
6.45%, 09/01/37	478	589,704
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	800	807,438
2.63%, 01/17/23	450	444,506
2.65%, 02/01/21 (Call 01/01/21)	320	325,223
3.30%, 02/01/23 (Call 12/01/22)	1,000	1,026,212
3.65%, 02/01/26 (Call 11/01/25)	1,500	1,545,499
3.70%, 02/01/24[a]	420	441,746
4.00%, 01/17/43	75	70,299
4.63%, 02/01/44	250	258,585
4.70%, 02/01/36 (Call 08/01/35)	825	862,587
4.90%, 02/01/46 (Call 08/01/45)	1,150	1,232,455
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	325	324,267
4.38%, 02/15/21[a]	75	81,803
5.38%, 01/15/20	96	106,606
6.38%, 01/15/40	210	259,799
6.88%, 11/15/19	250	291,726
7.75%, 01/15/19	500	579,655
8.20%, 01/15/39	230	335,351
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	150	148,570
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	100	102,636
Coca-Cola Co. (The)
1.65%, 03/14/18	300	303,668
1.88%, 10/27/20	250	251,487
2.88%, 10/27/25	270	275,342
3.15%, 11/15/20	420	446,419

Security	Principal (000s)	Value
3.20%, 11/01/23	$252	$266,194
3.30%, 09/01/21	462	493,851
Coca-Cola Enterprises Inc.
4.50%, 09/01/21 (Call 06/01/21)	100	107,889
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	200	201,126
5.25%, 11/26/43	100	107,177
Diageo Capital PLC
1.13%, 04/29/18	260	256,450
2.63%, 04/29/23 (Call 01/29/23)	280	280,594
3.88%, 04/29/43 (Call 10/29/42)[a]	35	33,941
5.75%, 10/23/17	376	401,398
5.88%, 09/30/36	78	95,151
Diageo Investment Corp.
4.25%, 05/11/42	200	205,114
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)[a]	450	464,317
Molson Coors Brewing Co.
2.00%, 05/01/17	250	250,597
5.00%, 05/01/42	250	247,115
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	685	938,780
PepsiCo Inc.
1.25%, 08/13/17	300	300,811
2.15%, 10/14/20 (Call 09/14/20)	500	505,381
2.75%, 04/30/25 (Call 01/30/25)	217	218,347
3.00%, 08/25/21	750	784,740
3.60%, 03/01/24 (Call 12/01/23)	200	215,399
4.00%, 03/05/42	228	225,824
4.45%, 04/14/46 (Call 10/14/45)	45	48,333
4.50%, 01/15/20	250	275,220
4.60%, 07/17/45 (Call 01/17/45)[a]	146	159,600
7.90%, 11/01/18	367	425,422

		18,748,670
BIOTECHNOLOGY — 1.22%
Amgen Inc.
2.13%, 05/15/17	302	304,094
2.20%, 05/22/19 (Call 04/22/19)	500	505,125
3.45%, 10/01/20	550	574,400
3.88%, 11/15/21 (Call 08/15/21)	192	203,160
4.10%, 06/15/21 (Call 03/15/21)	237	253,442
4.40%, 05/01/45 (Call 11/01/44)	276	263,768

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.15%, 11/15/41 (Call 05/15/41)	$400	$407,952
5.38%, 05/15/43 (Call 11/15/42)	205	217,510
5.65%, 06/15/42 (Call 12/15/41)	180	197,955
5.75%, 03/15/40	50	54,768
5.85%, 06/01/17	275	289,429
6.38%, 06/01/37	30	35,099
Biogen Inc.
2.90%, 09/15/20	100	101,142
4.05%, 09/15/25 (Call 06/15/25)[a]	330	341,346
5.20%, 09/15/45 (Call 03/15/45)	250	255,301
Celgene Corp.
2.13%, 08/15/18	500	501,590
2.88%, 08/15/20	250	253,704
3.25%, 08/15/22	400	401,823
3.63%, 05/15/24 (Call 02/15/24)	202	203,861
3.95%, 10/15/20	200	211,494
4.63%, 05/15/44 (Call 11/15/43)	200	188,432
5.00%, 08/15/45 (Call 02/15/45)[a]	200	204,331
Gilead Sciences Inc.
2.35%, 02/01/20	200	202,086
2.55%, 09/01/20	500	508,078
3.65%, 03/01/26 (Call 12/01/25)[a]	500	520,380
3.70%, 04/01/24 (Call 01/01/24)	250	262,830
4.40%, 12/01/21 (Call 09/01/21)	154	169,604
4.50%, 04/01/21 (Call 01/01/21)	200	220,298
4.50%, 02/01/45 (Call 08/01/44)	650	659,433
4.75%, 03/01/46 (Call 09/01/45)	200	210,151
5.65%, 12/01/41 (Call 06/01/41)[a]	152	175,937

		8,898,523
BUILDING MATERIALS — 0.05%
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	352	356,595

		356,595
CHEMICALS — 1.64%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	211	198,121
4.13%, 03/15/35 (Call 09/15/34)	45	36,560
5.25%, 01/15/45 (Call 07/15/44)	300	270,808
6.75%, 01/15/19	78	85,061
Air Products & Chemicals Inc.
3.00%, 11/03/21[a]	200	203,965
4.38%, 08/21/19	150	161,044

Security	Principal (000s)	Value
Airgas Inc.
3.65%, 07/15/24 (Call 04/15/24)	$180	$183,283
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	200	205,188
Cabot Corp.
3.70%, 07/15/22	50	49,519
CF Industries Inc.
5.38%, 03/15/44	186	157,901
7.13%, 05/01/20	350	391,980
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	212	201,219
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	400	395,881
4.13%, 11/15/21 (Call 08/15/21)	290	305,988
4.25%, 10/01/34 (Call 04/01/34)	500	455,520
4.38%, 11/15/42 (Call 05/15/42)	283	254,005
8.55%, 05/15/19	252	295,584
9.40%, 05/15/39	170	241,603
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	250	246,182
3.60%, 08/15/22 (Call 05/15/22)	100	99,309
3.80%, 03/15/25 (Call 12/15/24)[a]	200	194,306
5.50%, 11/15/19	275	297,799
Ecolab Inc.
1.45%, 12/08/17	100	99,321
4.35%, 12/08/21	328	356,336
5.50%, 12/08/41	100	112,199
EI du Pont de Nemours & Co.
2.80%, 02/15/23	212	206,861
3.63%, 01/15/21[a]	186	195,354
4.15%, 02/15/43[a]	204	179,583
4.63%, 01/15/20	200	217,351
6.00%, 07/15/18	275	300,076
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	100	98,077
Lubrizol Corp.
8.88%, 02/01/19	250	298,356
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	400	361,314
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	600	630,894
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	300	252,941

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Monsanto Co.
2.85%, 04/15/25 (Call 01/15/25)[a]	$350	$331,272
3.38%, 07/15/24 (Call 04/15/24)	322	318,141
4.40%, 07/15/44 (Call 01/15/44)	306	265,409
5.88%, 04/15/38	25	25,833
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	260	257,525
5.63%, 11/15/43 (Call 05/15/43)[a]	225	209,082
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	154	143,019
3.25%, 12/01/17	180	182,939
5.63%, 12/01/40[a]	182	192,429
6.50%, 05/15/19	160	179,525
PPG Industries Inc.
3.60%, 11/15/20[a]	100	102,448
5.50%, 11/15/40[a]	82	92,042
Praxair Inc.
1.25%, 11/07/18	130	128,872
2.20%, 08/15/22 (Call 05/15/22)	400	393,189
2.45%, 02/15/22 (Call 11/15/21)	92	92,357
2.65%, 02/05/25 (Call 11/05/24)	140	140,095
3.00%, 09/01/21[a]	100	103,455
4.05%, 03/15/21	52	56,494
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	180	173,839
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	100	99,838
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	120	124,645
4.40%, 02/01/45 (Call 08/01/44)	140	131,086

		11,983,023
COMMERCIAL SERVICES — 0.70%
Automatic Data Processing Inc.
3.38%, 09/15/25 (Call 06/15/25)	175	184,631
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	250	262,390
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	159	175,636
Catholic Health Initiatives
4.35%, 11/01/42	200	196,656
Emory University
5.63%, 09/01/19	40	45,735

Security	Principal (000s)	Value
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	$200	$203,881
6.30%, 07/01/17	100	105,570
Massachusetts Institute of Technology
4.68%, 07/01/14	180	196,932
5.60%, 07/01/11	80	104,476
MasterCard Inc.
3.38%, 04/01/24	250	261,784
McGraw Hill Financial Inc.
4.00%, 06/15/25 (Call 03/15/25)	400	409,414
4.40%, 02/15/26 (Call 11/15/25)	150	157,360
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)[a]	200	203,711
4.88%, 02/15/24 (Call 11/15/23)	200	216,454
5.50%, 09/01/20	100	111,624
Northwestern University
3.69%, 12/01/38	200	205,225
Princeton University Series A
4.95%, 03/01/19	250	276,277
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	200	198,247
3.00%, 08/15/19 (Call 07/15/19)	300	299,876
4.25%, 08/15/24 (Call 05/15/24)	400	400,239
Vanderbilt University (The)
5.25%, 04/01/19	125	139,422
Verisk Analytics Inc.
4.13%, 09/12/22	350	357,801
Western Union Co. (The)
3.65%, 08/22/18	120	122,591
5.25%, 04/01/20	110	117,115
6.20%, 11/17/36[a]	100	97,045
6.20%, 06/21/40[a]	75	71,735

		5,121,827
COMPUTERS — 1.75%
Apple Inc.
1.00%, 05/03/18	200	199,266
1.55%, 02/07/20[a]	200	198,929
2.00%, 05/06/20[a]	485	490,036
2.10%, 05/06/19[a]	1,300	1,326,472
2.40%, 05/03/23[a]	261	258,592
2.50%, 02/09/25	475	464,487
2.85%, 02/23/23 (Call 12/23/22)	360	368,304

44	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.20%, 05/13/25	$400	$412,846
3.45%, 05/06/24	400	421,539
3.45%, 02/09/45	327	283,191
3.85%, 05/04/43	600	557,878
4.45%, 05/06/44	455	463,090
Computer Sciences Corp.
6.50%, 03/15/18	240	265,003
EMC Corp./MA
1.88%, 06/01/18	229	219,376
3.38%, 06/01/23 (Call 03/01/23)[a]	500	413,541
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)[c]	1,220	1,215,485
4.90%, 10/15/25 (Call 07/15/25)[c]	200	190,520
6.20%, 10/15/35 (Call 04/15/35)[c]	300	261,899
6.35%, 10/15/45 (Call 04/15/45)[c]	50	42,674
HP Inc.
4.05%, 09/15/22	100	97,633
4.30%, 06/01/21	162	162,966
4.38%, 09/15/21	200	200,856
4.65%, 12/09/21[a]	286	290,741
6.00%, 09/15/41	232	189,093
International Business Machines Corp.
1.63%, 05/15/20[a]	250	247,520
2.25%, 02/19/21	200	201,679
2.90%, 11/01/21	200	205,940
3.45%, 02/19/26	200	203,872
3.63%, 02/12/24	200	209,626
4.00%, 06/20/42[a]	115	109,596
4.70%, 02/19/46	200	209,258
5.60%, 11/30/39[a]	217	251,950
5.70%, 09/14/17	434	463,694
6.50%, 01/15/28[a]	250	318,379
7.00%, 10/30/25	250	322,125
7.63%, 10/15/18	300	345,042
NetApp Inc.
2.00%, 12/15/17	330	328,893
Seagate HDD Cayman
4.75%, 06/01/23[a]	200	160,000
4.88%, 06/01/27 (Call 03/01/27)[c]	250	175,000
5.75%, 12/01/34 (Call 06/01/34)	60	35,850

		12,782,841

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.33%
Colgate-Palmolive Co.
2.95%, 11/01/20	$200	$210,972
3.25%, 03/15/24	315	336,817
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	100	99,992
4.38%, 06/15/45 (Call 12/15/44)[a]	106	111,083
Procter & Gamble Co. (The)
1.90%, 11/01/19[a]	410	418,595
2.30%, 02/06/22	221	224,426
4.70%, 02/15/19	686	755,250
5.55%, 03/05/37	234	294,480

		2,451,615
DISTRIBUTION & WHOLESALE — 0.07%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	100	101,803
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	100	97,343
5.00%, 08/10/22 (Call 02/10/22)	100	95,637
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	200	216,807

		511,590
DIVERSIFIED FINANCIAL SERVICES — 3.46%
Affiliated Managers Group Inc.
4.25%, 02/15/24	250	254,368
Air Lease Corp.
3.75%, 02/01/22 (Call 12/01/21)	205	191,297
3.88%, 04/01/21 (Call 03/01/21)[a]	375	360,795
Alterra Finance LLC
6.25%, 09/30/20	100	113,484
American Express Co.
1.55%, 05/22/18	302	298,460
2.65%, 12/02/22	200	192,522
3.63%, 12/05/24 (Call 11/04/24)	250	247,835
4.05%, 12/03/42	177	169,733
6.15%, 08/28/17	150	159,466
7.00%, 03/19/18	406	444,921
American Express Credit Corp.
1.13%, 06/05/17	400	396,935
1.55%, 09/22/17	145	144,464
2.38%, 05/26/20 (Call 04/25/20)	250	248,735
Series F
2.60%, 09/14/20 (Call 08/14/20)	325	326,074

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Ameriprise Financial Inc.
3.70%, 10/15/24[a]	$200	$208,071
4.00%, 10/15/23	50	52,993
Bear Stearns Companies LLC (The)
7.25%, 02/01/18	475	520,317
Capital One Bank USA N.A.
2.30%, 06/05/19 (Call 05/05/19)	500	492,828
8.80%, 07/15/19	500	589,462
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	156	157,068
3.23%, 09/01/22	205	211,733
3.45%, 02/13/26 (Call 11/13/25)	90	93,455
CME Group Inc./IL
3.00%, 09/15/22	112	115,213
5.30%, 09/15/43 (Call 03/15/43)	204	234,286
Credit Suisse USA Inc.
7.13%, 07/15/32[a]	330	411,572
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	75	71,185
3.95%, 11/06/24 (Call 08/06/24)	180	176,217
5.20%, 04/27/22	160	167,519
Ford Motor Credit Co. LLC
2.15%, 01/09/18	400	396,421
2.38%, 01/16/18	500	497,571
3.66%, 09/08/24	450	436,284
5.00%, 05/15/18	700	732,053
5.75%, 02/01/21	500	546,352
Franklin Resources Inc.
2.80%, 09/15/22	62	62,290
2.85%, 03/30/25[a]	270	259,270
GE Capital International Funding Co.
0.96%, 04/15/16[c]	1	1,000
2.34%, 11/15/20[c]	1,110	1,119,904
3.37%, 11/15/25[c]	340	355,228
4.42%, 11/15/35[c]	500	519,957
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	851	868,950
3.45%, 05/15/24 (Call 02/13/24)	129	137,390
4.63%, 01/07/21	225	252,484
4.65%, 10/17/21	575	651,740
5.30%, 02/11/21	470	538,584
5.63%, 09/15/17	360	384,837
5.88%, 01/14/38	750	939,773
6.00%, 08/07/19	185	212,672

Security	Principal (000s)	Value
6.88%, 01/10/39	$750	$1,041,568
Series A
6.75%, 03/15/32	167	221,931
Goldman Sachs Capital I
6.35%, 02/15/34[a]	720	810,053
HSBC Finance Corp.
6.68%, 01/15/21[a]	464	516,899
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	250	254,157
3.75%, 12/01/25 (Call 09/01/25)	250	257,844
Invesco Finance PLC
4.00%, 01/30/24	270	283,231
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	200	205,717
Jefferies Group LLC
5.13%, 04/13/18	195	199,237
6.45%, 06/08/27	125	122,141
6.50%, 01/20/43	110	94,437
6.88%, 04/15/21	100	110,890
8.50%, 07/15/19[a]	180	203,408
Legg Mason Inc.
3.95%, 07/15/24[a]	250	247,508
5.63%, 01/15/44	70	67,287
Murray Street Investment Trust I
4.65%, 03/09/17[b]	405	415,455
Nasdaq Inc.
5.25%, 01/16/18	83	87,245
5.55%, 01/15/20	250	273,888
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	210	209,423
2.30%, 11/15/19 (Call 10/15/19)	100	101,807
3.05%, 02/15/22 (Call 11/15/21)	80	82,667
10.38%, 11/01/18	500	606,851
Series C
8.00%, 03/01/32	200	284,687
Nomura Holdings Inc.
2.75%, 03/19/19	206	207,125
6.70%, 03/04/20	154	176,175
NYSE Holdings LLC
2.00%, 10/05/17	100	100,640
TD Ameritrade Holding Corp.
5.60%, 12/01/19	250	280,307

46	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	$565	$574,708
2.80%, 12/14/22 (Call 10/14/22)	200	205,771
3.15%, 12/14/25 (Call 09/14/25)	455	471,674
4.15%, 12/14/35 (Call 06/14/35)[a]	300	317,641
4.30%, 12/14/45 (Call 06/14/45)	300	320,842

		25,316,982
ELECTRIC — 5.64%
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	95	95,065
3.38%, 10/01/20	175	182,972
3.75%, 03/01/45 (Call 09/01/44)	180	172,326
4.10%, 01/15/42[a]	150	150,957
4.15%, 08/15/44 (Call 02/15/44)	230	236,174
4.30%, 01/02/46 (Call 07/02/45)	100	105,155
6.00%, 03/01/39	25	31,340
Ameren Corp.
3.65%, 02/15/26 (Call 11/15/25)	100	102,543
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	200	207,084
4.30%, 07/01/44 (Call 01/01/44)	176	188,203
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	210	209,294
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	205	200,457
7.00%, 04/01/38	100	127,188
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	200	201,735
4.50%, 04/01/42 (Call 10/01/41)	250	269,490
Avangrid Inc.
4.63%, 10/01/20	100	103,347
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	154	154,033
2.40%, 02/01/20 (Call 01/01/20)[a]	200	202,264
4.50%, 02/01/45 (Call 08/01/44)	250	249,601
5.15%, 11/15/43 (Call 05/15/43)[a]	186	201,478
5.75%, 04/01/18	154	165,784
6.13%, 04/01/36	138	164,183
6.50%, 09/15/37	190	237,210
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	140	147,899
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	300	327,045

Security	Principal (000s)	Value
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	$175	$191,348
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	100	102,082
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	300	306,904
3.40%, 09/01/21 (Call 06/01/21)	200	211,118
3.70%, 03/01/45 (Call 09/01/44)	300	284,155
5.80%, 03/15/18	165	178,702
6.45%, 01/15/38	140	189,190
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	150	149,141
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	100	103,672
3.95%, 03/01/43 (Call 09/01/42)	120	117,467
4.50%, 12/01/45 (Call 06/01/45)	100	107,133
4.63%, 12/01/54 (Call 06/01/54)	100	103,955
5.50%, 12/01/39	5	5,920
6.30%, 08/15/37	208	264,550
6.65%, 04/01/19	200	227,719
Series 08-B
6.75%, 04/01/38	250	336,338
Consumers Energy Co.
3.13%, 08/31/24 (Call 05/31/24)[a]	200	207,132
3.38%, 08/15/23 (Call 05/15/23)	125	131,403
4.35%, 08/31/64 (Call 02/28/64)	106	106,863
6.70%, 09/15/19	300	347,244
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	50	52,715
4.00%, 06/01/42 (Call 12/01/41)	250	249,600
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	200	198,181
Dominion Resources Inc./VA
1.25%, 03/15/17	150	149,551
2.50%, 12/01/19 (Call 11/01/19)	150	150,457
3.90%, 10/01/25 (Call 07/01/25)[a]	250	253,103
4.45%, 03/15/21	225	243,198
4.70%, 12/01/44 (Call 06/01/44)[a]	150	145,171
7.00%, 06/15/38	140	172,805
Series B
2.75%, 09/15/22 (Call 06/15/22)	160	154,667
5.95%, 06/15/35	100	112,866

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	$180	$175,004
5.70%, 10/01/37	160	196,699
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	345	347,265
3.85%, 12/01/23 (Call 09/01/23)	100	105,318
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)[a]	210	195,846
3.90%, 06/15/21 (Call 03/15/21)	200	216,916
4.25%, 12/15/41 (Call 06/15/41)	160	167,108
6.05%, 04/15/38	182	232,979
Duke Energy Corp.
1.63%, 08/15/17	250	249,869
3.05%, 08/15/22 (Call 05/15/22)	400	401,780
3.55%, 09/15/21 (Call 06/15/21)	200	208,619
3.75%, 04/15/24 (Call 01/15/24)[a]	250	257,022
4.80%, 12/15/45 (Call 06/15/45)	100	103,030
Duke Energy Florida LLC
3.85%, 11/15/42 (Call 05/15/42)	300	294,591
5.65%, 04/01/40	100	123,934
6.40%, 06/15/38	97	129,219
Duke Energy Indiana LLC
6.35%, 08/15/38	200	265,288
Duke Energy Progress LLC
4.15%, 12/01/44 (Call 06/01/44)	220	221,462
5.30%, 01/15/19	200	220,319
Edison International
3.75%, 09/15/17	200	206,165
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	300	317,359
4.95%, 12/15/44 (Call 12/15/24)	100	101,839
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	150	154,429
Entergy Texas Inc.
7.13%, 02/01/19	325	369,848
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)[c]	150	151,806
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	270	269,787
4.00%, 10/01/20 (Call 07/01/20)[a]	150	154,998
5.20%, 10/01/19	200	215,810
5.60%, 06/15/42 (Call 12/15/41)	100	90,347
6.25%, 10/01/39[a]	350	343,225

Security	Principal (000s)	Value
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	$350	$372,996
6.80%, 08/15/39	317	292,341
Florida Power & Light Co.
4.05%, 10/01/44 (Call 04/01/44)[a]	300	313,418
5.25%, 02/01/41 (Call 08/01/40)	200	241,917
5.95%, 02/01/38	175	227,535
5.96%, 04/01/39	115	150,631
Georgia Power Co.
1.95%, 12/01/18	200	200,899
4.30%, 03/15/42	245	240,858
5.40%, 06/01/40	150	169,082
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	54,093
Hydro-Quebec
1.38%, 06/19/17	325	326,885
8.05%, 07/07/24	435	607,073
Iberdrola International BV
6.75%, 07/15/36	200	241,217
Indiana Michigan Power Co.
7.00%, 03/15/19	180	203,489
Integrys Holding Inc.
4.17%, 11/01/20	100	107,900
Interstate Power & Light Co.
6.25%, 07/15/39	100	131,767
ITC Holdings Corp.
5.30%, 07/01/43 (Call 01/01/43)	250	251,420
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	200	225,865
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	100	108,404
5.13%, 11/01/40 (Call 05/01/40)	110	129,057
LG&E and KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	310	332,905
MidAmerican Energy Co.
3.70%, 09/15/23 (Call 06/15/23)	200	214,921
4.25%, 05/01/46 (Call 11/01/45)[a]	250	261,243
Nevada Power Co.
6.65%, 04/01/36	50	64,663
7.13%, 03/15/19	190	216,682
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	135	134,806
4.50%, 06/01/21 (Call 03/01/21)	100	108,020
6.00%, 03/01/19	135	148,565

48	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Series D
7.30%, 09/01/67 (Call 09/01/17)[e]	$300	$285,000
NiSource Finance Corp.
5.65%, 02/01/45 (Call 08/01/44)	150	172,740
5.80%, 02/01/42 (Call 08/01/41)	335	397,137
6.40%, 03/15/18	116	125,803
Northern States Power Co./MN
4.13%, 05/15/44 (Call 11/15/43)	325	343,577
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	248,839
5.50%, 03/15/40	125	152,468
Oglethorpe Power Corp.
5.25%, 09/01/50[a]	200	214,756
5.38%, 11/01/40	95	107,154
Ohio Power Co. Series M
5.38%, 10/01/21	120	135,726
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	100	108,083
6.35%, 09/01/18	100	110,837
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)	250	244,306
5.30%, 06/01/42 (Call 12/01/41)	100	113,448
6.80%, 09/01/18	150	166,148
7.00%, 09/01/22	170	206,293
7.50%, 09/01/38	66	90,134
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)[a]	200	197,977
3.40%, 08/15/24 (Call 05/15/24)	140	145,068
3.50%, 06/15/25 (Call 03/15/25)[a]	200	209,622
3.75%, 02/15/24 (Call 11/15/23)	225	239,706
4.25%, 03/15/46 (Call 09/15/45)	50	50,935
4.75%, 02/15/44 (Call 08/15/43)	185	202,131
5.40%, 01/15/40	5	5,849
6.05%, 03/01/34	200	243,274
6.25%, 03/01/39	350	444,879
8.25%, 10/15/18	480	558,377
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	88	90,687
3.60%, 04/01/24 (Call 01/01/24)	186	197,868
3.85%, 06/15/21 (Call 03/15/21)	260	278,543
4.10%, 02/01/42 (Call 08/01/41)	250	253,570
5.25%, 06/15/35	100	117,135
6.00%, 01/15/39	250	316,592

Security	Principal (000s)	Value
PECO Energy Co.
3.15%, 10/15/25 (Call 07/15/25)	$250	$258,395
Portland General Electric Co.
6.10%, 04/15/19	200	222,366
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	165	175,237
PPL Capital Funding Inc.
4.20%, 06/15/22 (Call 03/15/22)	100	107,032
5.00%, 03/15/44 (Call 09/15/43)	54	56,833
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	155,801
4.15%, 10/01/45 (Call 04/01/45)	250	262,610
5.20%, 07/15/41 (Call 01/15/41)	175	206,056
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	200	200,838
4.40%, 01/15/21 (Call 10/15/20)	100	107,021
7.75%, 03/01/31	225	302,918
PSEG Power LLC
2.45%, 11/15/18 (Call 10/15/18)	150	150,107
4.15%, 09/15/21 (Call 06/15/21)	100	103,894
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	400	398,280
4.75%, 08/15/41 (Call 02/15/41)	50	56,227
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	350	369,398
Public Service Co. of Oklahoma
4.40%, 02/01/21	180	193,815
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)[a]	100	99,563
4.05%, 05/01/45 (Call 11/01/44)	300	313,568
4.15%, 11/01/45 (Call 05/01/45)	250	263,983
5.50%, 03/01/40	110	137,077
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)[a]	250	248,227
Puget Sound Energy Inc.
5.76%, 10/01/39	280	349,711
5.76%, 07/15/40	150	192,056
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	208,483
3.95%, 11/15/41	50	50,730
6.00%, 06/01/39	50	64,063
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	200	202,056
4.75%, 05/15/21 (Call 02/15/21)	50	52,771

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
South Carolina Electric & Gas Co.
4.60%, 06/15/43 (Call 12/15/42)	$165	$172,558
6.05%, 01/15/38	125	152,579
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	150	162,195
4.65%, 10/01/43 (Call 04/01/43)	100	110,516
5.50%, 08/15/18	200	219,309
5.50%, 03/15/40	140	172,242
5.63%, 02/01/36	200	244,957
5.75%, 04/01/35	160	199,334
6.00%, 01/15/34	62	78,552
Series 06-E
5.55%, 01/15/37	180	216,086
Southern Co. (The)
2.75%, 06/15/20 (Call 05/15/20)	165	165,512
Southern Power Co.
1.85%, 12/01/17	250	250,033
5.15%, 09/15/41	100	91,894
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	50	52,043
3.90%, 04/01/45 (Call 10/01/44)	325	294,528
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	140	140,073
4.20%, 05/15/45 (Call 11/15/44)	250	255,901
TECO Finance Inc.
6.57%, 11/01/17	135	144,921
TransAlta Corp.
1.90%, 06/03/17	200	187,500
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	125	140,295
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	100	105,123
6.70%, 02/01/19	110	124,634
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	180	185,358
4.45%, 02/15/44 (Call 08/15/43)[a]	200	214,574
5.40%, 04/30/18	191	205,856
8.88%, 11/15/38	205	328,473
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	100	104,228
4.10%, 04/01/43 (Call 10/01/42)	100	102,791
4.13%, 03/01/42 (Call 09/01/41)	50	52,057
4.25%, 12/01/45 (Call 06/01/45)	35	37,572

Security	Principal (000s)	Value
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	$200	$207,238
4.25%, 12/15/19	350	377,361
4.30%, 12/15/45 (Call 06/15/45)	100	108,600
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	250	258,063
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	50	58,093
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	250	271,919
6.50%, 07/01/36	225	279,013

		41,309,469
ELECTRICAL COMPONENTS & EQUIPMENT — 0.08%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	100	100,024
4.25%, 11/15/20[a]	250	271,953
5.00%, 04/15/19	175	190,741

		562,718
ELECTRONICS — 0.64%
Agilent Technologies Inc.
5.00%, 07/15/20	582	632,548
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	300	312,017
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	175	171,194
Avnet Inc.
4.88%, 12/01/22	152	157,775
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	185	182,189
Flextronics International Ltd.
4.63%, 02/15/20	205	209,100
4.75%, 06/15/25 (Call 03/15/25)	100	95,000
Honeywell International Inc.
4.25%, 03/01/21	312	346,481
5.00%, 02/15/19	130	143,056
5.30%, 03/01/18	132	142,278
5.70%, 03/15/37	100	121,932
Jabil Circuit Inc.
4.70%, 09/15/22	100	97,000
5.63%, 12/15/20	100	103,522
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	200	194,526

50	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Koninklijke Philips NV
3.75%, 03/15/22	$300	$310,878
5.00%, 03/15/42	184	178,530
5.75%, 03/11/18	62	66,225
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	52,964
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	150	149,337
2.15%, 12/14/18	45	44,889
3.15%, 01/15/23 (Call 10/15/22)	100	97,928
4.15%, 02/01/24 (Call 11/01/23)	306	318,414
4.50%, 03/01/21	400	425,048
5.30%, 02/01/44 (Call 08/01/43)	100	105,842

		4,658,673
ENGINEERING & CONSTRUCTION — 0.07%
ABB Finance USA Inc.
1.63%, 05/08/17	40	40,062
2.88%, 05/08/22	200	202,420
Fluor Corp.
3.38%, 09/15/21	250	259,001

		501,483
ENVIRONMENTAL CONTROL — 0.19%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	204	203,819
3.80%, 05/15/18	150	155,822
4.75%, 05/15/23 (Call 02/15/23)	100	110,837
5.25%, 11/15/21	102	114,853
5.70%, 05/15/41 (Call 11/15/40)	200	225,562
6.20%, 03/01/40	72	86,161
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	150	150,421
3.13%, 03/01/25 (Call 12/01/24)	60	60,339
4.10%, 03/01/45 (Call 09/01/44)	202	197,976
6.10%, 03/15/18	82	89,042

		1,394,832
FOOD — 1.42%
Campbell Soup Co.
3.05%, 07/15/17	200	203,668
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	290	287,488
3.25%, 09/15/22[a]	290	287,110
4.95%, 08/15/20	44	47,627
7.00%, 04/15/19[a]	6	6,755

Security	Principal (000s)	Value
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	$450	$466,903
5.65%, 02/15/19	317	350,404
Hershey Co. (The)
4.13%, 12/01/20	100	109,957
Ingredion Inc.
4.63%, 11/01/20	150	158,052
JM Smucker Co. (The)
1.75%, 03/15/18	200	199,555
2.50%, 03/15/20	100	100,878
3.50%, 03/15/25[a]	200	205,924
4.38%, 03/15/45	195	195,485
Kellogg Co.
1.75%, 05/17/17	200	200,497
4.00%, 12/15/20	80	85,676
Series B
7.45%, 04/01/31	222	279,900
Kraft Foods Group Inc.
2.25%, 06/05/17	100	100,693
3.50%, 06/06/22	240	247,059
5.00%, 06/04/42	400	417,364
6.50%, 02/09/40	200	237,836
6.88%, 01/26/39	232	282,952
Kraft Heinz Foods Co.
2.00%, 07/02/18[c]	250	249,309
3.50%, 07/15/22 (Call 05/15/22)[c]	200	205,610
3.95%, 07/15/25 (Call 04/15/25)[a,c]	250	261,681
5.00%, 07/15/35 (Call 01/15/35)[c]	300	314,249
5.20%, 07/15/45 (Call 01/15/45)[c]	100	107,359
Kroger Co. (The)
2.95%, 11/01/21 (Call 10/01/21)	214	218,974
3.40%, 04/15/22 (Call 01/15/22)	350	363,779
5.40%, 07/15/40 (Call 01/15/40)	190	211,588
7.50%, 04/01/31	185	245,501
8.00%, 09/15/29	150	203,876
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	250	258,839
3.90%, 07/15/21 (Call 04/15/21)	30	32,051
Mondelez International Inc.
5.38%, 02/10/20	315	348,524
6.13%, 02/01/18	172	185,302
6.13%, 08/23/18[a]	200	219,379
6.50%, 02/09/40	250	312,586

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	$250	$250,304
3.75%, 10/01/25 (Call 07/01/25)	275	284,397
6.63%, 03/17/39	100	125,116
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	342	367,964
4.88%, 08/15/34 (Call 02/15/34)	231	238,138
Unilever Capital Corp.
3.10%, 07/30/25[a]	100	105,079
4.25%, 02/10/21	450	499,493
5.90%, 11/15/32	167	218,369
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)[c]	100	100,058

		10,399,308
FOREST PRODUCTS & PAPER — 0.33%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	200	199,250
4.75%, 01/11/22 (Call 10/11/21)	112	114,520
7.25%, 07/29/19	100	112,901
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	152	153,394
6.25%, 09/01/42[a]	160	150,945
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200	189,000
Georgia-Pacific LLC
7.75%, 11/15/29	250	326,641
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	100	97,263
4.75%, 02/15/22 (Call 11/15/21)[a]	150	158,661
4.80%, 06/15/44 (Call 12/15/43)	195	165,416
5.00%, 09/15/35 (Call 03/15/35)[a]	154	149,150
6.00%, 11/15/41 (Call 05/15/41)	50	48,971
7.95%, 06/15/18	179	201,451
8.70%, 06/15/38	100	127,666
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	250	246,262

		2,441,491
GAS — 0.49%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	120	121,617
5.25%, 08/15/19	80	86,104
5.88%, 03/15/41 (Call 09/15/40)	100	114,459

Security	Principal (000s)	Value
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	$172	$173,103
5.50%, 06/15/41 (Call 12/15/40)	100	118,868
8.50%, 03/15/19	132	154,983
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	260	260,801
2.80%, 11/15/20 (Call 10/15/20)	100	101,558
KeySpan Corp.
5.80%, 04/01/35	125	141,228
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	214,471
4.90%, 12/01/21 (Call 09/01/21)	120	115,185
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	276	276,058
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	80	80,922
Sempra Energy
2.30%, 04/01/17	146	146,792
2.40%, 03/15/20 (Call 02/15/20)	154	151,539
2.85%, 11/15/20 (Call 10/15/20)	100	100,685
3.75%, 11/15/25 (Call 08/15/25)	100	101,664
6.00%, 10/15/39	185	203,653
9.80%, 02/15/19	240	288,602
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)[a]	250	258,112
4.45%, 03/15/44 (Call 09/15/43)	125	136,325
Southwest Gas Corp.
3.88%, 04/01/22 (Call 01/01/22)	200	211,265

		3,557,994
HAND & MACHINE TOOLS — 0.06%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	202	187,791
Stanley Black & Decker Inc.
2.90%, 11/01/22	250	248,177
3.40%, 12/01/21 (Call 09/01/21)	22	22,815

		458,783
HEALTH CARE — PRODUCTS — 1.33%
Baxter International Inc.
4.50%, 08/15/19	200	214,448
5.38%, 06/01/18	350	375,119
Becton Dickinson and Co.
2.68%, 12/15/19	200	203,341
3.25%, 11/12/20	186	192,801

52	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.73%, 12/15/24 (Call 09/15/24)	$200	$206,845
3.88%, 05/15/24 (Call 02/15/24)	80	82,961
4.69%, 12/15/44 (Call 06/15/44)	130	133,614
4.88%, 05/15/44 (Call 11/15/43)	100	103,324
6.00%, 05/15/39	100	116,990
6.38%, 08/01/19	100	113,447
Boston Scientific Corp.
3.85%, 05/15/25	100	99,832
6.00%, 01/15/20	800	892,635
Covidien International Finance SA
6.00%, 10/15/17	290	311,116
6.55%, 10/15/37	174	224,119
CR Bard Inc.
1.38%, 01/15/18	300	297,708
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	250	255,412
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	161,938
6.00%, 03/01/20	252	281,090
Medtronic Inc.
1.38%, 04/01/18	550	549,250
2.50%, 03/15/20	300	306,530
3.50%, 03/15/25[a]	382	399,757
4.38%, 03/15/35	200	206,421
4.45%, 03/15/20	300	328,539
4.63%, 03/15/44 (Call 09/15/43)	167	175,439
4.63%, 03/15/45	800	851,187
5.55%, 03/15/40	140	164,666
5.60%, 03/15/19	300	334,863
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	120	121,322
4.75%, 04/15/43 (Call 10/15/42)	232	230,956
Stryker Corp.
1.30%, 04/01/18[a]	112	111,333
3.38%, 11/01/25 (Call 08/01/25)	80	79,565
4.38%, 05/15/44 (Call 11/15/43)[a]	250	242,697
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	600	596,457
3.38%, 11/30/21 (Call 08/30/21)	261	264,981
4.45%, 08/15/45 (Call 02/15/45)	400	365,706
5.75%, 11/30/39	150	165,307

		9,761,716

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 1.33%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	$64	$64,112
2.75%, 11/15/22 (Call 08/15/22)	186	181,847
3.95%, 09/01/20	100	106,481
4.13%, 06/01/21 (Call 03/01/21)	130	138,790
4.13%, 11/15/42 (Call 05/15/42)	326	299,505
6.63%, 06/15/36	142	172,019
Anthem Inc.
1.88%, 01/15/18	322	319,553
3.50%, 08/15/24 (Call 05/15/24)	247	244,477
3.70%, 08/15/21 (Call 05/15/21)	282	289,109
4.35%, 08/15/20[a]	350	369,996
4.63%, 05/15/42	382	358,014
5.85%, 01/15/36	150	164,739
6.38%, 06/15/37	86	99,400
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)	150	160,856
4.50%, 03/15/21 (Call 12/15/20)	200	215,411
5.13%, 06/15/20	237	260,409
5.38%, 02/15/42 (Call 08/15/41)	180	196,237
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	30	33,605
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	212	210,448
4.95%, 10/01/44 (Call 04/01/44)	200	195,218
7.20%, 06/15/18[a]	252	278,821
Kaiser Foundation Hospitals
3.50%, 04/01/22	150	156,935
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	625	620,686
3.75%, 08/23/22 (Call 05/23/22)	225	229,757
Quest Diagnostics Inc.
2.70%, 04/01/19[a]	200	200,809
4.70%, 04/01/21	200	214,578
4.70%, 03/30/45 (Call 09/30/44)	186	174,517
UnitedHealth Group Inc.
2.70%, 07/15/20	35	35,892
2.75%, 02/15/23 (Call 11/15/22)[a]	200	201,331
2.88%, 03/15/22 (Call 12/15/21)	300	306,243
2.88%, 03/15/23	250	252,926
3.75%, 07/15/25	365	387,480
4.25%, 03/15/43 (Call 09/15/42)[a]	250	249,608

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.63%, 11/15/41 (Call 05/15/41)	$250	$264,014
4.70%, 02/15/21 (Call 11/15/20)	350	388,306
4.75%, 07/15/45	376	410,044
5.80%, 03/15/36	99	118,665
5.95%, 02/15/41 (Call 08/15/40)	200	249,285
6.00%, 02/15/18	248	268,967
6.88%, 02/15/38	250	336,117
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)[a]	300	299,126

		9,724,333
HOLDING COMPANIES — DIVERSIFIED — 0.14%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	200	201,075
FS Investment Corp.
4.25%, 01/15/20 (Call 12/15/19)	200	198,470
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	200	176,088
6.63%, 10/23/43 (Call 07/23/43)	100	75,994
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	200	191,763
Prospect Capital Corp.
5.00%, 07/15/19[a]	250	207,500

		1,050,890
HOME BUILDERS — 0.03%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	200	200,877

		200,877
HOME FURNISHINGS — 0.08%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	100	101,949
Whirlpool Corp.
3.70%, 05/01/25	250	254,055
4.00%, 03/01/24	100	104,519
4.85%, 06/15/21	105	114,049

		574,572
HOUSEHOLD PRODUCTS & WARES — 0.19%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	82	82,044
Clorox Co. (The)
3.80%, 11/15/21	200	213,726
Kimberly-Clark Corp.
1.90%, 05/22/19	190	192,729
2.40%, 06/01/23	128	128,157

Security	Principal (000s)	Value
2.65%, 03/01/25	$45	$45,355
3.88%, 03/01/21	226	246,054
5.30%, 03/01/41[a]	80	95,492
6.63%, 08/01/37	150	202,342
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	200	204,720

		1,410,619
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	112	110,032
4.00%, 12/01/24 (Call 09/01/24)	250	238,911

		348,943
INSURANCE — 2.90%
ACE INA Holdings Inc.
3.35%, 05/15/24	576	587,970
4.35%, 11/03/45 (Call 05/03/45)	535	556,707
5.90%, 06/15/19	80	89,711
Aflac Inc.
3.63%, 11/15/24	261	269,136
6.45%, 08/15/40	150	183,911
Alleghany Corp.
4.95%, 06/27/22	100	108,918
5.63%, 09/15/20	100	110,296
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	200	200,132
Allstate Corp. (The)
4.50%, 06/15/43	200	209,355
5.55%, 05/09/35	188	220,932
6.13%, 05/15/67 (Call 05/15/17)[e]	250	245,000
7.45%, 05/16/19	112	130,635
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	300	296,509
3.88%, 01/15/35 (Call 07/15/34)[a]	240	202,565
4.50%, 07/16/44 (Call 01/16/44)	450	393,887
4.88%, 06/01/22	500	531,879
6.25%, 03/15/87	400	412,000
6.40%, 12/15/20	322	367,837
Aon Corp.
5.00%, 09/30/20	130	142,968
6.25%, 09/30/40	170	196,952
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	200	197,987

54	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.60%, 06/14/44 (Call 03/14/44)[a]	$100	$94,992
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	150	152,987
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20	100	110,830
Assurant Inc.
2.50%, 03/15/18	300	299,753
AXA SA
8.60%, 12/15/30[a]	225	292,500
Axis Specialty Finance LLC
5.88%, 06/01/20	250	277,715
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42[a]	156	154,084
5.40%, 05/15/18[a]	490	533,402
5.75%, 01/15/40	100	118,012
Berkshire Hathaway Inc.
1.55%, 02/09/18[a]	167	167,824
3.75%, 08/15/21	200	216,161
4.50%, 02/11/43[a]	128	128,801
Chubb Corp. (The)
5.75%, 05/15/18	175	190,507
6.50%, 05/15/38	200	261,509
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	250	245,836
5.88%, 08/15/20	82	90,248
Fidelity National Financial Inc.
5.50%, 09/01/22	250	269,481
First American Financial Corp.
4.60%, 11/15/24	100	102,217
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	200	227,311
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	186	203,902
6.30%, 03/15/18	200	215,879
6.63%, 03/30/40	192	236,642
Infinity Property & Casualty Corp.
5.00%, 09/19/22	200	209,411
Lincoln National Corp.
3.35%, 03/09/25[a]	65	61,395
4.20%, 03/15/22	118	122,322
4.85%, 06/24/21	50	53,568
7.00%, 06/15/40	190	223,372
8.75%, 07/01/19	205	243,819

Security	Principal (000s)	Value
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	$350	$339,522
Manulife Financial Corp.
4.90%, 09/17/20	250	274,592
Markel Corp.
4.90%, 07/01/22	100	108,827
5.35%, 06/01/21	100	110,202
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	155	155,448
3.50%, 03/10/25 (Call 12/10/24)	186	185,410
4.80%, 07/15/21 (Call 04/15/21)	200	219,253
MetLife Inc.
3.05%, 12/15/22	240	239,104
3.60%, 11/13/25 (Call 08/13/25)[a]	105	104,645
4.05%, 03/01/45	215	192,691
4.60%, 05/13/46 (Call 12/13/45)[a]	250	244,799
4.72%, 12/15/44	200	198,123
4.75%, 02/08/21	350	383,433
5.88%, 02/06/41	200	229,154
6.40%, 12/15/66 (Call 12/15/31)	415	406,700
7.72%, 02/15/19	175	202,139
Series D
4.37%, 09/15/23	165	176,405
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	200	211,157
Principal Financial Group Inc.
1.85%, 11/15/17	100	100,013
3.13%, 05/15/23[a]	202	194,814
3.30%, 09/15/22	102	102,171
6.05%, 10/15/36	132	146,801
Progressive Corp. (The)
3.70%, 01/26/45	120	111,341
3.75%, 08/23/21	350	371,874
6.70%, 06/15/67 (Call 06/15/17)[e]	40	38,000
Protective Life Corp.
8.45%, 10/15/39	150	198,171
Prudential Financial Inc.
5.10%, 08/15/43	150	147,177
5.38%, 05/15/45 (Call 05/15/25)[e]	346	327,835
5.40%, 06/13/35	100	105,418
5.63%, 06/15/43 (Call 06/15/23)[e]	150	147,000
5.70%, 12/14/36	400	435,375
5.88%, 09/15/42 (Call 09/15/22)[a,e]	250	252,500

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
7.38%, 06/15/19	$250	$288,988
8.88%, 06/15/68 (Call 06/15/18)[e]	150	163,500
Series D
6.63%, 12/01/37	55	64,655
Reinsurance Group of America Inc.
5.00%, 06/01/21	300	323,317
Torchmark Corp.
9.25%, 06/15/19	125	150,319
Transatlantic Holdings Inc.
8.00%, 11/30/39	50	66,376
Travelers Companies Inc. (The)
5.80%, 05/15/18	185	201,382
5.90%, 06/02/19	120	135,017
6.25%, 06/15/37	226	290,395
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	191,981
Trinity Acquisition PLC
6.13%, 08/15/43	200	217,306
Unum Group
4.00%, 03/15/24	200	197,409
Voya Financial Inc.
5.50%, 07/15/22	261	288,670
WR Berkley Corp.
4.63%, 03/15/22	55	58,894
4.75%, 08/01/44	130	125,864
5.38%, 09/15/20	120	132,162
XLIT Ltd.
5.50%, 03/31/45	150	141,504
5.75%, 10/01/21	162	183,218
6.25%, 05/15/27	150	177,378

		21,218,196
INTERNET — 0.63%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	545	542,644
3.60%, 11/28/24 (Call 08/28/24)	200	196,729
4.50%, 11/28/34 (Call 05/28/34)[a]	100	98,650
Amazon.com Inc.
1.20%, 11/29/17	250	249,391
2.50%, 11/29/22 (Call 08/29/22)[a]	300	301,412
2.60%, 12/05/19 (Call 11/05/19)	250	256,075
3.80%, 12/05/24 (Call 09/05/24)[a]	100	107,046
4.80%, 12/05/34 (Call 06/05/34)	200	216,793
4.95%, 12/05/44 (Call 06/05/44)[a]	150	165,597

Security	Principal (000s)	Value
Baidu Inc.
3.25%, 08/06/18	$400	$407,298
3.50%, 11/28/22	400	402,108
eBay Inc.
1.35%, 07/15/17[a]	134	133,021
2.60%, 07/15/22 (Call 04/15/22)[a]	406	380,377
3.25%, 10/15/20 (Call 07/15/20)[a]	100	101,547
4.00%, 07/15/42 (Call 01/15/42)	140	106,787
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	100	93,686
5.95%, 08/15/20[a]	232	252,053
Google Inc.
3.63%, 05/19/21	300	323,702
Symantec Corp.
4.20%, 09/15/20	302	299,693

		4,634,609
IRON & STEEL — 0.22%
Nucor Corp.
5.75%, 12/01/17	191	201,248
6.40%, 12/01/37	250	266,459
Vale Overseas Ltd.
4.38%, 01/11/22[a]	575	444,187
4.63%, 09/15/20[a]	450	372,375
6.88%, 11/21/36	300	207,375
Vale SA
5.63%, 09/11/42[a]	187	116,174

		1,607,818
LEISURE TIME — 0.08%
Carnival Corp.
3.95%, 10/15/20	300	314,571
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	250	254,099

		568,670
LODGING — 0.16%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	95	91,584
5.38%, 08/15/21 (Call 05/15/21)[a]	60	65,548
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	155	155,029
3.00%, 03/01/19 (Call 12/01/18)	80	81,352
3.25%, 09/15/22 (Call 06/15/22)	202	205,794
Starwood Hotels & Resorts Worldwide Inc.
3.75%, 03/15/25 (Call 12/15/24)	185	186,505

56	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	$200	$201,190
4.25%, 03/01/22 (Call 12/01/21)[a]	200	198,213

		1,185,215
MACHINERY — 0.78%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	50	49,934
1.70%, 06/16/18	250	250,270
2.25%, 12/01/19	165	166,526
2.50%, 11/13/20[a]	250	252,867
2.75%, 08/20/21	200	202,119
3.25%, 12/01/24	250	251,296
3.30%, 06/09/24	250	252,863
7.15%, 02/15/19	500	573,655
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	200	204,466
4.30%, 05/15/44 (Call 11/15/43)[a]	50	48,410
5.20%, 05/27/41	300	324,822
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)[a]	100	105,676
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	176	175,782
4.38%, 10/16/19	80	87,013
5.38%, 10/16/29	196	232,005
John Deere Capital Corp.
1.35%, 01/16/18	220	219,507
1.95%, 01/08/19	250	251,993
2.05%, 03/10/20	100	100,110
2.30%, 09/16/19	280	284,180
2.55%, 01/08/21	400	407,864
2.75%, 03/15/22	300	302,981
3.15%, 10/15/21	70	72,479
3.35%, 06/12/24[a]	240	250,027
Series 0014
2.45%, 09/11/20	250	254,289
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	80	81,078
6.25%, 12/01/37	100	128,537
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	150	150,032

		5,680,781

Security	Principal (000s)	Value
MANUFACTURING — 1.02%
3M Co.
1.00%, 06/26/17	$500	$500,054
5.70%, 03/15/37	250	316,283
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	202	205,817
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	210	227,102
5.40%, 03/01/19	102	112,890
Dover Corp.
5.38%, 10/15/35	85	97,888
5.38%, 03/01/41 (Call 12/01/40)	132	155,061
5.45%, 03/15/18	100	107,501
Eaton Corp.
1.50%, 11/02/17	280	278,433
2.75%, 11/02/22	200	196,503
4.00%, 11/02/32[a]	308	302,841
5.60%, 05/15/18	62	66,524
Eaton Electric Holdings LLC
3.88%, 12/15/20 (Call 09/15/20)	50	52,338
General Electric Co.
2.70%, 10/09/22	380	391,116
4.13%, 10/09/42	405	407,290
4.50%, 03/11/44	250	264,855
5.25%, 12/06/17	493	527,813
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	100	105,986
3.50%, 03/01/24 (Call 12/01/23)[a]	100	106,274
3.90%, 09/01/42 (Call 03/01/42)	200	195,480
4.88%, 09/15/41 (Call 03/15/41)	100	111,728
6.25%, 04/01/19	112	127,017
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	219,750
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	250	247,594
4.65%, 11/01/44 (Call 05/01/44)	190	186,746
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	350	363,887
Series A
6.25%, 05/15/38	100	129,756
Pentair Finance SA
2.65%, 12/01/19	62	60,454

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.15%, 09/15/22 (Call 06/15/22)	$202	$194,218
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	55	55,342
5.95%, 09/21/21 (Call 06/21/21)	285	324,446
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	250	209,656
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	85	85,960
3.50%, 02/03/22 (Call 11/03/21)	150	154,781
6.55%, 10/01/17	127	135,977
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)[a]	250	253,208

		7,478,569
MEDIA — 3.43%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	200	203,419
4.50%, 02/15/21	400	433,739
6.15%, 02/15/41	400	437,373
6.40%, 12/15/35	150	170,864
6.65%, 11/15/37	200	234,277
6.90%, 03/01/19	500	566,891
6.90%, 08/15/39	150	170,797
7.75%, 12/01/45	175	227,324
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	250	252,011
3.50%, 01/15/25 (Call 10/15/24)	50	48,579
3.70%, 08/15/24 (Call 05/15/24)	100	99,487
4.90%, 08/15/44 (Call 02/15/44)	252	224,103
5.75%, 04/15/20	182	203,201
7.88%, 07/30/30	245	314,040
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[c]	600	599,468
4.91%, 07/23/25 (Call 04/23/25)[c]	265	271,609
6.38%, 10/23/35 (Call 04/23/35)[c]	500	522,815
6.48%, 10/23/45 (Call 04/23/45)[c]	130	136,572
6.83%, 10/23/55 (Call 04/23/55)[c]	500	513,439
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	200	279,039
Comcast Corp.
3.13%, 07/15/22	100	104,432
4.20%, 08/15/34 (Call 02/15/34)	500	506,957
4.25%, 01/15/33	500	509,067

Security	Principal (000s)	Value
4.60%, 08/15/45 (Call 02/15/45)[a]	$146	$154,219
4.65%, 07/15/42	550	579,295
4.75%, 03/01/44	475	510,438
5.70%, 07/01/19	242	272,292
6.45%, 03/15/37	225	283,919
6.95%, 08/15/37	165	219,710
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	250	248,894
3.80%, 03/15/22	50	51,162
3.95%, 01/15/25 (Call 10/15/24)	300	304,136
5.00%, 03/01/21	350	384,474
5.15%, 03/15/42	207	194,048
5.20%, 03/15/20	300	328,860
5.88%, 10/01/19	400	445,807
6.00%, 08/15/40 (Call 05/15/40)	240	247,478
6.38%, 03/01/41	50	54,753
Discovery Communications LLC
3.30%, 05/15/22	200	188,978
4.38%, 06/15/21	200	203,331
4.88%, 04/01/43[a]	204	163,108
5.05%, 06/01/20	100	104,772
6.35%, 06/01/40	112	107,193
Grupo Televisa SAB
6.13%, 01/31/46 (Call 06/30/45)	200	197,105
6.63%, 03/18/25[a]	500	583,042
Historic TW Inc.
6.63%, 05/15/29	250	287,818
NBCUniversal Media LLC
4.38%, 04/01/21	412	454,512
5.15%, 04/30/20	608	683,694
6.40%, 04/30/40	250	317,799
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	100	99,571
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	250	246,846
TCI Communications Inc.
7.13%, 02/15/28	500	659,034
Thomson Reuters Corp.
1.65%, 09/29/17	400	399,122
3.85%, 09/29/24 (Call 06/29/24)[a]	200	204,420
3.95%, 09/30/21 (Call 06/30/21)[a]	200	210,133
5.65%, 11/23/43 (Call 05/23/43)	100	101,250

58	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
6.50%, 07/15/18	$92	$101,336
Time Warner Cable Inc.
5.00%, 02/01/20	200	213,247
5.50%, 09/01/41 (Call 03/01/41)	300	262,552
5.85%, 05/01/17	490	509,943
6.55%, 05/01/37	263	261,193
6.75%, 07/01/18	250	272,608
6.75%, 06/15/39	500	496,469
7.30%, 07/01/38	250	262,454
8.25%, 04/01/19	480	549,968
Time Warner Inc.
2.10%, 06/01/19[a]	200	198,117
3.40%, 06/15/22[a]	450	450,312
3.60%, 07/15/25 (Call 04/15/25)	200	198,090
4.65%, 06/01/44 (Call 12/01/43)	146	129,063
4.75%, 03/29/21	210	226,762
4.88%, 03/15/20	140	151,091
4.90%, 06/15/42	190	171,560
5.35%, 12/15/43	200	194,082
6.10%, 07/15/40	300	309,266
6.20%, 03/15/40	100	103,698
6.25%, 03/29/41	58	61,347
6.50%, 11/15/36	100	106,986
7.63%, 04/15/31	285	345,251
7.70%, 05/01/32	197	236,840
Viacom Inc.
3.50%, 04/01/17	130	131,600
3.88%, 12/15/21	350	345,305
4.38%, 03/15/43	200	133,817
4.50%, 03/01/21[a]	200	205,522
4.85%, 12/15/34 (Call 06/15/34)	211	164,152
5.85%, 09/01/43 (Call 03/01/43)	112	93,542
6.88%, 04/30/36	200	190,875
Walt Disney Co. (The)
1.10%, 12/01/17	234	233,912
2.15%, 09/17/20	200	202,716
2.35%, 12/01/22	50	50,602
3.00%, 02/13/26[a]	400	417,101
3.70%, 12/01/42	100	97,021
4.38%, 08/16/41	200	214,917
5.50%, 03/15/19	130	145,793
7.00%, 03/01/32	100	142,453

		25,102,279

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.10%
Precision Castparts Corp.
1.25%, 01/15/18	$192	$190,865
2.50%, 01/15/23 (Call 10/15/22)	250	247,479
3.90%, 01/15/43 (Call 07/15/42)	130	129,365
Valmont Industries Inc.
5.25%, 10/01/54 (Call 04/01/54)	150	128,999

		696,708
MINING — 0.91%
Barrick Gold Corp.
6.95%, 04/01/19	62	66,671
Barrick North America Finance LLC
4.40%, 05/30/21	400	391,338
5.70%, 05/30/41	356	280,168
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	325	311,217
3.25%, 11/21/21[a]	100	97,840
3.85%, 09/30/23[a]	200	199,718
5.00%, 09/30/43	429	415,893
6.50%, 04/01/19[a]	405	443,776
Glencore Canada Corp.
5.50%, 06/15/17	250	247,500
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	200	194,062
5.45%, 06/09/44 (Call 12/09/43)	200	171,600
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	180	172,068
4.88%, 03/15/42 (Call 09/15/41)	175	136,615
5.13%, 10/01/19[a]	280	294,108
6.25%, 10/01/39	208	184,437
Placer Dome Inc.
6.45%, 10/15/35	180	147,102
Rio Tinto Finance USA Ltd.
3.75%, 09/20/21[a]	150	148,610
3.75%, 06/15/25 (Call 03/15/25)[a]	200	191,177
4.13%, 05/20/21[a]	200	201,748
5.20%, 11/02/40[a]	280	264,751
6.50%, 07/15/18	555	592,670
9.00%, 05/01/19	332	383,426
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	286	266,458
4.13%, 08/21/42 (Call 02/21/42)	171	143,440
4.75%, 03/22/42 (Call 09/22/41)	130	117,249

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Southern Copper Corp.
3.88%, 04/23/25[a]	$50	$45,000
6.75%, 04/16/40	75	66,281
7.50%, 07/27/35	500	474,375

		6,649,298
OFFICE & BUSINESS EQUIPMENT — 0.14%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	100	97,921
6.25%, 03/15/19	100	109,181
Xerox Corp.
2.80%, 05/15/20	100	90,025
2.95%, 03/15/17	280	278,323
4.50%, 05/15/21	150	143,036
4.80%, 03/01/35[a]	120	112,737
6.35%, 05/15/18[a]	130	136,515
6.75%, 12/15/39	80	67,135

		1,034,873
OIL & GAS — 5.37%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	350	280,098
6.20%, 03/15/40	96	75,892
6.38%, 09/15/17	240	241,200
6.45%, 09/15/36	399	333,278
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	106	87,189
3.25%, 04/15/22 (Call 01/15/22)	500	433,386
4.25%, 01/15/44 (Call 07/15/43)	325	231,083
5.10%, 09/01/40 (Call 03/01/40)	70	51,228
6.00%, 01/15/37	211	173,834
BP Capital Markets PLC
1.38%, 05/10/18	600	585,166
1.85%, 05/05/17	100	99,946
2.32%, 02/13/20	300	292,165
2.50%, 11/06/22	250	234,202
2.75%, 05/10/23	200	188,805
3.51%, 03/17/25	355	345,974
3.54%, 11/04/24	100	97,755
3.56%, 11/01/21	250	251,137
3.99%, 09/26/23	250	254,953
4.50%, 10/01/20	200	210,377
4.74%, 03/11/21	100	106,290
4.75%, 03/10/19	250	263,209

Security	Principal (000s)	Value
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	$315	$256,725
5.70%, 05/15/17[a]	100	99,313
6.25%, 03/15/38	121	89,540
6.45%, 06/30/33	100	75,500
6.50%, 02/15/37	175	130,375
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)[a]	300	296,953
1.72%, 06/24/18 (Call 05/24/18)	266	264,958
1.96%, 03/03/20 (Call 02/03/20)	350	343,886
2.19%, 11/15/19 (Call 10/15/19)	400	398,308
2.36%, 12/05/22 (Call 09/05/22)	300	288,746
2.41%, 03/03/22 (Call 01/03/22)	445	433,776
2.42%, 11/17/20 (Call 10/17/20)	100	99,547
3.33%, 11/17/25 (Call 08/17/25)[a]	25	24,969
4.95%, 03/03/19	500	540,348
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)[a]	100	92,666
5.88%, 05/01/22 (Call 05/01/17)[a]	100	96,250
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	500	474,081
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	400	391,025
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	200	199,388
4.25%, 04/30/24	200	205,815
4.88%, 04/30/44	250	258,379
Conoco Funding Co.
7.25%, 10/15/31	300	317,556
ConocoPhillips
5.75%, 02/01/19	300	311,690
6.00%, 01/15/20[a]	200	209,302
6.50%, 02/01/39	625	619,100
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	100	93,687
ConocoPhillips Co.
1.50%, 05/15/18	95	90,724
2.40%, 12/15/22 (Call 09/15/22)	150	129,574
3.35%, 11/15/24 (Call 08/15/24)[a]	350	308,684
4.15%, 11/15/34 (Call 05/15/34)	146	119,292
ConocoPhillips Holding Co.
6.95%, 04/15/29	100	105,358
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	146	95,299

60	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.00%, 06/15/45 (Call 12/15/44)	$200	$130,759
5.60%, 07/15/41 (Call 01/15/41)	100	67,643
6.30%, 01/15/19[a]	255	239,700
7.95%, 04/15/32	320	252,817
Devon Financing Co. LLC
7.88%, 09/30/31	100	78,843
Diamond Offshore Drilling Inc.
5.70%, 10/15/39[a]	200	126,000
5.88%, 05/01/19	250	217,500
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	500	406,250
5.88%, 05/28/45	500	351,875
7.63%, 07/23/19[a]	400	421,000
Ensco PLC
4.70%, 03/15/21	82	43,050
5.20%, 03/15/25 (Call 12/15/24)	100	50,500
5.75%, 10/01/44 (Call 04/01/44)	140	65,800
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	223	199,998
3.90%, 04/01/35 (Call 10/01/34)	235	191,874
4.10%, 02/01/21	100	101,013
5.63%, 06/01/19	180	189,873
5.88%, 09/15/17	25	25,923
EQT Corp.
4.88%, 11/15/21	202	180,133
8.13%, 06/01/19	50	50,750
Exxon Mobil Corp.
0.92%, 03/15/17	261	260,676
2.71%, 03/06/25 (Call 12/06/24)	700	692,682
3.18%, 03/15/24 (Call 12/15/23)	350	361,855
3.57%, 03/06/45 (Call 09/06/44)[a]	45	41,602
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	65	51,683
5.60%, 02/15/41	150	107,492
6.00%, 01/15/40	120	89,436
7.13%, 03/15/33	187	155,178
7.30%, 08/15/31	100	85,567
7.88%, 10/01/29	130	116,398
8.13%, 02/15/19	112	114,800
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	130	112,450
4.00%, 04/15/24 (Call 01/15/24)	100	81,500
6.80%, 09/15/37	50	41,500
7.25%, 12/15/19	155	157,325

Security	Principal (000s)	Value
Kerr-McGee Corp.
6.95%, 07/01/24	$150	$140,605
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)[a]	100	71,250
5.90%, 03/15/18	100	89,500
6.00%, 10/01/17	250	237,500
6.60%, 10/01/37	200	132,000
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	95	87,937
5.00%, 09/15/54 (Call 03/15/54)	204	124,739
5.13%, 03/01/21	54	53,657
5.85%, 12/15/45 (Call 06/15/45)	100	72,581
6.50%, 03/01/41 (Call 09/01/40)	190	148,306
Nabors Industries Inc.
4.63%, 09/15/21	350	227,500
6.15%, 02/15/18	250	227,500
Nexen Energy ULC
5.88%, 03/10/35	60	64,958
6.20%, 07/30/19	125	130,625
6.40%, 05/15/37	87	100,107
7.50%, 07/30/39	142	178,767
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	242	215,380
5.05%, 11/15/44 (Call 05/15/44)	90	66,560
6.00%, 03/01/41 (Call 09/01/40)	325	253,465
8.25%, 03/01/19	225	229,500
Noble Holding International Ltd.
3.95%, 03/15/22	106	50,880
4.63%, 03/01/21	150	80,250
4.90%, 08/01/20[a]	102	60,180
6.05%, 03/01/41	150	63,000
6.20%, 08/01/40	180	75,600
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	300	294,356
2.70%, 02/15/23 (Call 11/15/22)	252	236,058
3.13%, 02/15/22 (Call 11/15/21)	42	41,558
4.63%, 06/15/45 (Call 12/15/44)[a]	35	33,458
Petro-Canada
6.80%, 05/15/38	110	101,610
9.25%, 10/15/21	75	93,628
Petroleos Mexicanos
3.13%, 01/23/19	200	192,722
3.50%, 07/23/20[c]	700	663,586
3.50%, 01/30/23	310	269,026

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.88%, 01/24/22	$260	$249,658
4.88%, 01/18/24	330	306,910
5.50%, 01/21/21	450	454,826
5.63%, 01/23/46[c]	460	359,493
5.75%, 03/01/18	700	724,829
6.38%, 01/23/45	1,275	1,106,450
6.50%, 06/02/41	200	175,429
6.63%, 06/15/35	320	290,142
8.00%, 05/03/19	200	219,144
Phillips 66
2.95%, 05/01/17	534	539,556
4.88%, 11/15/44 (Call 05/15/44)	431	391,746
5.88%, 05/01/42	173	166,621
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	400	381,819
3.95%, 07/15/22 (Call 04/15/22)	250	237,502
Pride International Inc.
6.88%, 08/15/20[a]	278	158,460
7.88%, 08/15/40	120	59,400
Repsol Oil & Gas Canada Inc.
3.75%, 02/01/21 (Call 11/01/20)[a]	100	69,000
7.75%, 06/01/19	180	156,600
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	240	140,400
5.00%, 09/01/17	100	90,000
5.85%, 01/15/44 (Call 07/15/43)	180	91,800
Shell International Finance BV
1.25%, 11/10/17	100	99,598
2.00%, 11/15/18	225	223,578
2.13%, 05/11/20	500	487,943
2.25%, 11/10/20[a]	420	410,137
2.25%, 01/06/23	300	280,983
2.38%, 08/21/22	255	246,107
3.25%, 05/11/25[a]	965	939,373
4.30%, 09/22/19	100	105,698
4.38%, 05/11/45	165	152,583
4.55%, 08/12/43	200	189,212
5.50%, 03/25/40	250	265,209
6.38%, 12/15/38	200	230,859
Statoil ASA
3.13%, 08/17/17	425	431,286
3.15%, 01/23/22	300	300,456
3.25%, 11/10/24	650	631,174
4.80%, 11/08/43	285	280,275

Security	Principal (000s)	Value
5.10%, 08/17/40	$150	$152,960
5.25%, 04/15/19	300	323,568
7.15%, 01/15/29	100	124,654
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	200	177,186
6.10%, 06/01/18	187	192,345
6.50%, 06/15/38	160	145,019
6.85%, 06/01/39	130	120,617
Total Capital Canada Ltd.
2.75%, 07/15/23	300	288,487
Total Capital International SA
1.55%, 06/28/17	405	404,778
2.70%, 01/25/23	600	578,251
3.75%, 04/10/24[a]	300	305,432
Total Capital SA
4.13%, 01/28/21	125	131,447
4.45%, 06/24/20	200	213,005
Valero Energy Corp.
4.90%, 03/15/45[a]	100	80,214
6.13%, 02/01/20	250	266,859
6.63%, 06/15/37	160	157,564
7.50%, 04/15/32	235	249,513
XTO Energy Inc.
5.50%, 06/15/18	450	488,307

		39,312,237
OIL & GAS SERVICES — 0.43%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	128	123,504
5.13%, 09/15/40	160	141,019
7.50%, 11/15/18	40	44,048
Cameron International Corp.
3.70%, 06/15/24 (Call 03/15/24)	150	144,369
4.50%, 06/01/21 (Call 03/01/21)	250	257,655
Halliburton Co.
2.70%, 11/15/20 (Call 10/15/20)[a]	250	245,096
3.25%, 11/15/21 (Call 08/15/21)[a]	102	100,838
3.38%, 11/15/22 (Call 09/15/22)	500	491,248
3.50%, 08/01/23 (Call 05/01/23)	263	249,091
4.50%, 11/15/41 (Call 05/15/41)[a]	60	48,212
4.85%, 11/15/35 (Call 05/15/35)	70	62,549
5.00%, 11/15/45 (Call 05/15/45)	175	153,926
6.15%, 09/15/19	150	164,364
7.45%, 09/15/39	279	317,726

62	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	$50	$41,484
3.95%, 12/01/42 (Call 06/01/42)[a]	192	131,008
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	300	306,098
SESI LLC
7.13%, 12/15/21 (Call 12/15/16)[a]	250	153,125

		3,175,360
PACKAGING & CONTAINERS — 0.05%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	53,005
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)[a]	180	185,828
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	16,190
5.75%, 11/01/40 (Call 05/01/40)	132	145,595

		400,618
PHARMACEUTICALS — 4.01%
Abbott Laboratories
4.13%, 05/27/20	200	214,060
5.13%, 04/01/19	212	230,964
5.30%, 05/27/40	418	476,429
AbbVie Inc.
1.75%, 11/06/17	542	541,000
2.50%, 05/14/20 (Call 04/14/20)	520	518,524
2.90%, 11/06/22	200	198,538
3.20%, 11/06/22 (Call 09/06/22)	500	505,248
3.60%, 05/14/25 (Call 02/14/25)[a]	490	499,737
4.40%, 11/06/42	525	501,952
4.50%, 05/14/35 (Call 11/14/34)	520	517,341
4.70%, 05/14/45 (Call 11/14/44)	250	250,387
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	500	508,002
3.80%, 03/15/25 (Call 12/15/24)	257	263,946
4.55%, 03/15/35 (Call 09/15/34)	465	467,328
4.75%, 03/15/45 (Call 09/15/44)[a]	325	330,633
4.85%, 06/15/44 (Call 12/15/43)	250	256,171
Actavis Inc.
1.88%, 10/01/17	50	49,987
3.25%, 10/01/22 (Call 07/01/22)	350	350,576
4.63%, 10/01/42 (Call 04/01/42)	100	99,019
6.13%, 08/15/19	160	178,733

Security	Principal (000s)	Value
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	$500	$478,590
3.38%, 09/15/20	250	256,933
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	200	198,591
3.50%, 11/15/21 (Call 08/15/21)	245	253,982
4.25%, 03/01/45 (Call 09/01/44)	130	121,575
AstraZeneca PLC
2.38%, 11/16/20	750	753,445
4.00%, 09/18/42[a]	100	95,893
4.38%, 11/16/45	225	226,306
5.90%, 09/15/17	307	327,270
6.45%, 09/15/37	350	445,782
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[c]	100	98,219
4.00%, 06/23/25 (Call 03/23/25)[c]	40	39,413
5.25%, 06/23/45 (Call 12/23/44)[c]	290	273,071
Bristol-Myers Squibb Co.
2.00%, 08/01/22[a]	100	98,683
4.50%, 03/01/44 (Call 09/01/43)[a]	275	305,674
5.88%, 11/15/36	176	219,025
Cardinal Health Inc.
1.90%, 06/15/17	282	282,744
3.20%, 06/15/22	180	184,422
3.75%, 09/15/25 (Call 06/15/25)	100	103,243
4.60%, 03/15/43	130	127,829
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	100	104,059
Eli Lilly & Co.
1.95%, 03/15/19	207	210,299
2.75%, 06/01/25 (Call 03/01/25)	60	61,002
3.70%, 03/01/45 (Call 09/01/44)[a]	250	246,508
5.50%, 03/15/27	200	246,874
Express Scripts Holding Co.
2.25%, 06/15/19	154	151,771
3.50%, 06/15/24 (Call 03/15/24)	146	139,185
3.90%, 02/15/22	210	213,108
4.75%, 11/15/21	186	198,207
6.13%, 11/15/41[a]	202	210,426
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	250	255,772
5.65%, 05/15/18	252	274,648
6.38%, 05/15/38	504	647,523

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	$200	$200,959
2.85%, 05/08/22	200	205,476
Johnson & Johnson
3.38%, 12/05/23[a]	100	108,777
4.50%, 12/05/43 (Call 06/05/43)	200	226,954
5.15%, 07/15/18	477	521,618
5.55%, 08/15/17	300	320,165
5.95%, 08/15/37	280	369,758
McKesson Corp.
1.29%, 03/10/17	150	149,773
2.28%, 03/15/19	226	225,812
2.70%, 12/15/22 (Call 09/15/22)	198	192,741
3.80%, 03/15/24 (Call 12/15/23)	250	256,019
4.75%, 03/01/21 (Call 12/01/20)	100	108,986
5.70%, 03/01/17	171	178,291
6.00%, 03/01/41 (Call 09/01/40)	130	147,056
7.50%, 02/15/19	200	228,240
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	176	167,965
4.90%, 11/01/19	250	270,047
Medco Health Solutions Inc.
7.13%, 03/15/18	176	191,744
Merck & Co. Inc.
1.10%, 01/31/18	180	179,859
1.30%, 05/18/18	500	500,635
2.75%, 02/10/25 (Call 11/10/24)	240	241,088
2.80%, 05/18/23	42	42,850
3.70%, 02/10/45 (Call 08/10/44)	200	190,103
4.15%, 05/18/43	204	208,704
6.50%, 12/01/33	300	394,204
6.55%, 09/15/37	200	267,573
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	392	436,235
5.85%, 06/30/39	100	125,077
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	100	88,739
Mylan NV
3.00%, 12/15/18[c]	100	99,358
Novartis Capital Corp.
2.40%, 09/21/22	200	202,587
3.40%, 05/06/24	171	182,432
4.00%, 11/20/45 (Call 05/20/45)	400	407,643
4.40%, 05/06/44	200	215,931

Security	Principal (000s)	Value
Novartis Securities Investment Ltd.
5.13%, 02/10/19	$486	$536,325
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	300	297,214
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	500	485,777
Pfizer Inc.
1.10%, 05/15/17	300	299,850
3.00%, 06/15/23[a]	300	309,098
3.40%, 05/15/24	300	313,302
6.20%, 03/15/19	432	487,793
7.20%, 03/15/39	512	712,708
Sanofi
1.25%, 04/10/18	350	348,974
4.00%, 03/29/21	350	379,457
Teva Pharmaceutical Finance Co. BV Series 2
3.65%, 11/10/21	200	204,778
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[a]	165	179,772
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	250	244,893
Wyeth LLC
5.95%, 04/01/37	230	281,902
6.00%, 02/15/36	250	308,086
6.45%, 02/01/24	420	521,714
Zoetis Inc.
1.88%, 02/01/18	200	197,336
3.25%, 02/01/23 (Call 11/01/22)	100	96,142
4.50%, 11/13/25 (Call 08/13/25)	250	256,776
4.70%, 02/01/43 (Call 08/01/42)	250	218,592

		29,342,535
PIPELINES — 2.61%
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	100	86,767
4.88%, 02/01/21 (Call 11/01/20)	100	92,500
5.50%, 08/15/19	40	38,400
5.85%, 11/15/43 (Call 05/15/43)	100	74,336
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	331	348,318
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)[c]	270	228,120

64	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	$250	$242,734
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	226	167,240
3.90%, 05/15/24 (Call 02/15/24)	200	130,000
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	180	161,139
7.38%, 10/15/45 (Call 04/15/45)	300	280,100
9.88%, 03/01/19	132	141,258
Series B
6.50%, 04/15/18	150	150,000
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)[a]	100	91,722
4.50%, 06/10/44 (Call 12/10/43)	200	143,328
5.60%, 04/01/17	150	150,473
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	400	328,509
4.65%, 06/01/21 (Call 03/01/21)	102	87,723
4.90%, 03/15/35 (Call 09/15/34)	500	362,902
5.15%, 02/01/43 (Call 08/01/42)[a]	252	182,557
5.20%, 02/01/22 (Call 11/01/21)	150	128,395
6.05%, 06/01/41 (Call 12/01/40)	106	82,215
6.13%, 12/15/45 (Call 06/15/45)	250	205,212
9.00%, 04/15/19[a]	290	296,525
9.70%, 03/15/19	111	115,475
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	200	142,000
5.05%, 04/01/45 (Call 10/01/44)	154	92,400
Enterprise Products Operating LLC
1.65%, 05/07/18[a]	405	391,513
3.35%, 03/15/23 (Call 12/15/22)	400	377,329
4.85%, 08/15/42 (Call 02/15/42)	200	170,629
4.90%, 05/15/46 (Call 11/15/45)	175	153,564
5.10%, 02/15/45 (Call 08/15/44)[a]	200	176,411
5.20%, 09/01/20	280	294,641
5.70%, 02/15/42[a]	20	18,572
6.45%, 09/01/40[a]	100	99,274
7.55%, 04/15/38	250	275,547
Series D
6.88%, 03/01/33	165	172,880
Series L
6.30%, 09/15/17	400	418,521
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	202	183,339

Security	Principal (000s)	Value
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	$350	$300,000
3.50%, 09/01/23 (Call 06/01/23)	200	169,708
3.95%, 09/01/22 (Call 06/01/22)	300	269,226
4.15%, 03/01/22	200	181,386
4.15%, 02/01/24 (Call 11/01/23)	250	219,862
5.30%, 09/15/20	350	343,000
5.40%, 09/01/44 (Call 03/01/44)	100	80,259
5.50%, 03/01/44 (Call 09/01/43)	50	40,796
5.95%, 02/15/18[a]	88	89,540
6.50%, 02/01/37	84	71,223
6.55%, 09/15/40	200	167,917
6.95%, 01/15/38	310	276,307
7.50%, 11/15/40	264	236,622
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	370	340,400
4.30%, 06/01/25 (Call 03/01/25)[a]	165	148,104
5.05%, 02/15/46 (Call 08/15/45)[a]	100	77,632
5.30%, 12/01/34 (Call 06/01/34)	300	237,659
5.55%, 06/01/45 (Call 12/01/44)	100	82,471
Magellan Midstream Partners LP
4.25%, 02/01/21	180	181,289
5.15%, 10/15/43 (Call 04/15/43)	250	213,158
MPLX LP
4.88%, 06/01/25 (Call 03/01/25)[c]	250	206,250
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	150	140,951
3.38%, 10/01/22 (Call 07/01/22)	100	78,997
6.13%, 02/01/41 (Call 08/01/40)	240	176,318
6.65%, 10/01/36	100	77,685
8.63%, 03/01/19[a]	180	187,200
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300	305,960
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)[a]	250	221,250
2.85%, 01/31/23 (Call 10/31/22)	200	154,724
3.65%, 06/01/22 (Call 03/01/22)	250	209,051
3.85%, 10/15/23 (Call 07/15/23)	171	137,907
4.30%, 01/31/43 (Call 07/31/42)	200	123,084
4.90%, 02/15/45 (Call 08/15/44)	200	136,109
5.15%, 06/01/42 (Call 12/01/41)	90	61,945
8.75%, 05/01/19	130	135,850

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	$200	$175,500
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	144,254
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	207	172,215
6.20%, 04/15/18	50	51,913
8.00%, 10/01/19	100	105,985
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)[a]	150	137,476
4.60%, 06/15/21 (Call 03/15/21)	200	205,545
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	290	238,873
6.10%, 02/15/42	250	192,617
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	150	133,272
4.65%, 06/15/21 (Call 03/15/21)	100	95,093
Texas Eastern Transmission LP
7.00%, 07/15/32	225	247,991
TransCanada PipeLines Ltd.
1.88%, 01/12/18	65	63,809
2.50%, 08/01/22[a]	450	415,229
3.80%, 10/01/20	85	85,757
4.63%, 03/01/34 (Call 12/01/33)	245	223,058
5.85%, 03/15/36	200	191,810
6.20%, 10/15/37	207	207,234
6.35%, 05/15/67 (Call 05/15/17)[e]	136	87,040
6.50%, 08/15/18	175	188,138
7.63%, 01/15/39	285	330,030
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	450	346,500
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	200	151,000
4.30%, 03/04/24 (Call 12/04/23)	550	422,125
5.25%, 03/15/20	300	270,000
5.80%, 11/15/43 (Call 05/15/43)	205	145,550
6.30%, 04/15/40	442	331,500
Williams Partners LP/ACMP Finance Corp.
6.13%, 07/15/22 (Call 01/15/17)	450	391,500

		19,113,422

Security	Principal (000s)	Value
REAL ESTATE — 0.18%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	$170	$171,343
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	500	501,322
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	200	203,598
5.88%, 06/15/17	79	82,986
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	350	331,300

		1,290,549
REAL ESTATE INVESTMENT TRUSTS — 2.21%
Alexandria Real Estate Equities Inc.
4.50%, 07/30/29 (Call 04/30/29)	250	250,210
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	100	99,279
3.45%, 09/15/21	252	251,353
4.00%, 06/01/25 (Call 03/01/25)	400	397,496
4.40%, 02/15/26 (Call 11/15/25)	55	56,213
4.50%, 01/15/18	112	116,442
5.00%, 02/15/24	106	113,151
5.05%, 09/01/20	100	107,387
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	150	149,811
3.50%, 11/15/24 (Call 08/15/24)	200	204,543
3.95%, 01/15/21 (Call 10/15/20)	50	52,875
5.70%, 03/15/17	125	130,336
Boston Properties LP
3.65%, 02/01/26 (Call 11/01/25)	230	232,030
3.70%, 11/15/18 (Call 08/17/18)	100	103,473
3.80%, 02/01/24 (Call 11/01/23)[a]	200	205,480
4.13%, 05/15/21 (Call 02/15/21)	175	184,902
5.88%, 10/15/19 (Call 07/17/19)	200	221,514
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)[a]	131	129,888
4.95%, 04/15/18 (Call 03/15/18)	200	208,295
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	100	98,355
4.25%, 01/15/24 (Call 10/15/23)	146	153,158
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	250	246,212
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	150	154,882

66	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)[a]	$205	$212,786
Digital Realty Trust LP
4.75%, 10/01/25 (Call 07/01/25)[c]	250	252,042
5.25%, 03/15/21 (Call 12/15/20)	210	230,239
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	205	213,878
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	250	242,886
Equity Commonwealth
6.25%, 06/15/17 (Call 12/15/16)	200	205,350
Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	200	199,156
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	150	154,101
4.75%, 07/15/20 (Call 04/15/20)	350	379,930
5.75%, 06/15/17	147	154,381
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	211	210,786
3.50%, 04/01/25 (Call 01/01/25)[a]	100	98,003
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	100	102,260
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	252	236,096
4.00%, 06/01/25 (Call 03/01/25)[a]	154	143,332
4.25%, 11/15/23 (Call 08/15/23)	250	242,920
5.38%, 02/01/21 (Call 11/03/20)[a]	250	267,586
6.70%, 01/30/18	75	80,642
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	350	355,007
6.70%, 01/15/18 (Call 07/15/17)	125	131,095
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	440	425,330
Series D
3.75%, 10/15/23 (Call 07/15/23)	125	120,243
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	80	81,287
4.80%, 07/15/18 (Call 05/15/18)	175	184,004
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	150	152,142
4.25%, 04/01/45 (Call 10/01/44)	75	70,700
4.30%, 02/01/18 (Call 11/01/17)	150	155,400
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	400	429,578

Security	Principal (000s)	Value
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	$100	$87,578
4.50%, 04/18/22 (Call 01/18/22)	160	155,228
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	186	184,929
5.50%, 07/15/21 (Call 04/15/21)	200	224,880
Omega Healthcare Investors Inc.
5.88%, 03/15/24 (Call 03/15/17)	500	507,500
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	200	211,952
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	550	539,649
6.75%, 08/15/19	125	141,760
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)[a]	100	101,175
4.50%, 02/01/25 (Call 11/01/24)	100	92,747
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	200	201,677
2.50%, 09/01/20 (Call 06/01/20)[a]	250	251,601
2.75%, 02/01/23 (Call 11/01/22)	400	395,732
3.30%, 01/15/26 (Call 10/15/25)[a]	110	110,711
3.38%, 10/01/24 (Call 07/01/24)	230	233,073
4.25%, 10/01/44 (Call 04/01/44)[a]	80	79,217
5.65%, 02/01/20 (Call 11/01/19)	200	223,649
6.75%, 02/01/40 (Call 11/01/39)	100	132,033
UDR Inc.
4.25%, 06/01/18	125	130,897
4.63%, 01/10/22 (Call 10/10/21)	250	272,564
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)[a]	205	185,230
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	200	198,890
4.75%, 06/01/21 (Call 03/01/21)	200	215,452
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	200	214,230
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	100	107,156
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	400	415,870
4.95%, 01/15/21 (Call 10/15/20)	262	281,310
5.25%, 01/15/22 (Call 10/15/21)	246	265,569

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Weyerhaeuser Co.
4.63%, 09/15/23	$250	$260,223
6.88%, 12/15/33	175	194,447

		16,215,374
RETAIL — 3.10%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	150	157,041
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	105	104,901
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	150	148,861
3.25%, 04/15/25 (Call 01/15/25)	110	108,362
3.70%, 04/15/22 (Call 01/15/22)	206	213,473
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	100	95,859
5.17%, 08/01/44 (Call 02/01/44)	150	119,165
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	200	204,000
Costco Wholesale Corp.
1.13%, 12/15/17	125	125,029
1.70%, 12/15/19	395	397,716
2.25%, 02/15/22	70	70,502
5.50%, 03/15/17	43	44,999
CVS Health Corp.
1.90%, 07/20/18[a]	500	501,258
2.25%, 08/12/19 (Call 07/12/19)	200	201,929
3.38%, 08/12/24 (Call 05/12/24)	150	154,159
3.88%, 07/20/25 (Call 04/20/25)[a]	600	638,165
4.88%, 07/20/35 (Call 01/20/35)	250	268,797
5.13%, 07/20/45 (Call 01/20/45)	576	640,879
5.30%, 12/05/43 (Call 06/05/43)	400	449,284
5.75%, 06/01/17	400	420,751
6.25%, 06/01/27	178	213,246
Darden Restaurants Inc.
7.05%, 10/15/37	100	109,915
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	302	296,677
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[a]	252	262,543
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	450	461,289
3.35%, 09/15/25 (Call 06/15/25)	45	47,727
4.20%, 04/01/43 (Call 10/01/42)	246	253,604

Security	Principal (000s)	Value
4.25%, 04/01/46 (Call 10/01/45)	$200	$208,276
4.40%, 04/01/21 (Call 01/01/21)	755	838,416
4.40%, 03/15/45 (Call 09/15/44)[a]	182	194,007
5.88%, 12/16/36	150	186,043
5.95%, 04/01/41 (Call 10/01/40)	440	560,525
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	164	165,983
4.25%, 07/17/25 (Call 04/17/25)[a]	100	95,945
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	100,343
3.12%, 04/15/22 (Call 01/15/22)	210	218,573
4.63%, 04/15/20 (Call 10/15/19)	152	167,151
5.50%, 10/15/35	175	203,406
6.65%, 09/15/37	500	658,068
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	200	180,311
3.88%, 01/15/22 (Call 10/15/21)[a]	130	128,008
6.38%, 03/15/37[a]	283	266,334
6.65%, 07/15/24[a]	185	201,159
7.00%, 02/15/28	50	56,547
McDonald’s Corp.
2.63%, 01/15/22	425	427,387
3.38%, 05/26/25 (Call 02/26/25)[a]	300	306,632
3.70%, 01/30/26 (Call 10/30/25)	200	207,885
3.70%, 02/15/42	145	126,542
4.88%, 12/09/45 (Call 06/09/45)	440	460,803
5.35%, 03/01/18	200	214,535
6.30%, 10/15/37	100	119,136
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	222	208,970
6.25%, 01/15/18	212	228,301
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	252	272,265
QVC Inc.
3.13%, 04/01/19	50	49,582
4.38%, 03/15/23	438	420,879
4.85%, 04/01/24	50	48,243
5.13%, 07/02/22	172	174,664
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)	160	155,598
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)[a]	256	280,083
Target Corp.
4.00%, 07/01/42[a]	78	78,763

68	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.38%, 05/01/17	$100	$105,071
6.00%, 01/15/18	200	217,516
6.35%, 11/01/32	107	137,372
6.50%, 10/15/37	300	397,403
7.00%, 01/15/38	200	278,182
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	270	265,761
2.75%, 06/15/21 (Call 04/15/21)	50	51,273
Wal-Mart Stores Inc.
1.00%, 04/21/17[a]	250	250,024
1.13%, 04/11/18[a]	250	250,174
3.25%, 10/25/20	500	531,706
3.30%, 04/22/24 (Call 01/22/24)[a]	350	372,232
4.00%, 04/11/43 (Call 10/11/42)	300	300,983
4.13%, 02/01/19[a]	250	268,937
4.25%, 04/15/21	192	213,412
4.30%, 04/22/44 (Call 10/22/43)[a]	100	105,336
5.00%, 10/25/40	220	249,056
5.25%, 09/01/35	385	452,630
5.63%, 04/15/41	480	588,096
5.80%, 02/15/18	400	436,340
6.20%, 04/15/38	330	422,246
6.50%, 08/15/37	340	447,568
Walgreen Co.
3.10%, 09/15/22	248	243,651
5.25%, 01/15/19	45	48,548
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	554	557,005
3.30%, 11/18/21 (Call 09/18/21)	250	251,624
4.80%, 11/18/44 (Call 05/18/44)	350	316,687

		22,678,327
SEMICONDUCTORS — 0.73%
Altera Corp.
2.50%, 11/15/18	261	264,475
4.10%, 11/15/23	250	270,731
Analog Devices Inc.
5.30%, 12/15/45 (Call 06/15/45)	200	211,720
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	250	257,880
4.30%, 06/15/21	200	218,855
5.85%, 06/15/41	100	112,275
Intel Corp.
1.35%, 12/15/17	280	281,030

Security	Principal (000s)	Value
2.45%, 07/29/20	$140	$142,996
2.70%, 12/15/22	52	52,511
3.10%, 07/29/22	215	223,615
3.30%, 10/01/21	228	241,092
3.70%, 07/29/25 (Call 04/29/25)[a]	500	538,186
4.80%, 10/01/41	300	319,755
4.90%, 07/29/45 (Call 01/29/45)	100	108,308
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)[a]	415	407,970
QUALCOMM Inc.
1.40%, 05/18/18	205	204,281
2.25%, 05/20/20[a]	400	403,422
3.00%, 05/20/22	300	301,909
4.80%, 05/20/45 (Call 11/20/44)	400	361,651
Texas Instruments Inc.
1.65%, 08/03/19	230	230,286
1.75%, 05/01/20 (Call 04/01/20)	204	203,696

		5,356,644
SOFTWARE — 1.62%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	120	120,080
4.75%, 02/01/20	205	223,695
Autodesk Inc.
1.95%, 12/15/17	112	110,944
4.38%, 06/15/25 (Call 03/15/25)	195	196,938
CA Inc.
2.88%, 08/15/18	300	301,085
5.38%, 12/01/19[a]	42	45,601
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	230	229,372
Fidelity National Information Services Inc.
3.88%, 06/05/24 (Call 03/05/24)	200	193,035
5.00%, 03/15/22 (Call 03/15/17)	247	256,464
5.00%, 10/15/25 (Call 07/15/25)	500	518,509
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	162	164,570
4.75%, 06/15/21	100	109,000
Microsoft Corp.
1.63%, 12/06/18[a]	306	310,013
1.85%, 02/12/20 (Call 01/12/20)	200	202,340
2.38%, 02/12/22 (Call 01/12/22)	500	507,909
2.38%, 05/01/23 (Call 02/01/23)	230	231,961

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.65%, 11/03/22 (Call 09/03/22)	$575	$591,060
3.00%, 10/01/20	380	402,086
3.13%, 11/03/25 (Call 08/03/25)	80	84,028
3.50%, 02/12/35 (Call 08/12/34)	365	351,270
3.50%, 11/15/42	250	229,218
4.00%, 02/12/55 (Call 08/12/54)	325	303,177
4.20%, 06/01/19	222	242,105
4.20%, 11/03/35 (Call 05/03/35)	250	260,059
4.45%, 11/03/45 (Call 05/03/45)	325	345,977
4.75%, 11/03/55 (Call 05/03/55)	250	264,329
5.20%, 06/01/39	150	174,825
5.30%, 02/08/41	342	403,934
Oracle Corp.
1.20%, 10/15/17	265	265,460
2.25%, 10/08/19	900	919,048
2.50%, 10/15/22	200	199,065
3.25%, 05/15/30 (Call 02/15/30)[a]	500	487,659
3.40%, 07/08/24 (Call 04/08/24)	200	209,070
3.63%, 07/15/23	250	266,717
3.88%, 07/15/20	100	108,260
3.90%, 05/15/35 (Call 11/15/34)	290	280,838
4.13%, 05/15/45 (Call 11/15/44)[a]	100	97,592
4.30%, 07/08/34 (Call 01/08/34)	200	203,755
4.38%, 05/15/55 (Call 11/15/54)	100	95,755
4.50%, 07/08/44 (Call 01/08/44)	200	205,470
5.00%, 07/08/19	212	235,344
5.38%, 07/15/40	260	295,134
5.75%, 04/15/18	233	254,212
6.50%, 04/15/38	315	400,611

		11,897,574
TELECOMMUNICATIONS — 4.85%
Alltel Corp.
7.88%, 07/01/32[a]	35	43,404
America Movil SAB de CV
3.13%, 07/16/22	250	250,049
4.38%, 07/16/42[a]	450	416,484
5.00%, 10/16/19	300	327,109
5.00%, 03/30/20	50	54,776
6.13%, 11/15/37	150	165,495
6.13%, 03/30/40	100	111,440
AT&T Inc.
1.40%, 12/01/17	250	248,319
2.30%, 03/11/19	100	100,401

Security	Principal (000s)	Value
2.45%, 06/30/20 (Call 05/30/20)	$400	$396,397
2.63%, 12/01/22 (Call 09/01/22)	167	161,492
3.00%, 02/15/22	30	29,803
3.40%, 05/15/25 (Call 02/15/25)	825	808,254
3.88%, 08/15/21	486	507,219
3.90%, 03/11/24 (Call 12/11/23)	700	724,184
4.35%, 06/15/45 (Call 12/15/44)	400	341,672
4.45%, 05/15/21	284	303,682
4.50%, 05/15/35 (Call 11/15/34)	155	142,799
4.75%, 05/15/46 (Call 11/15/45)	261	236,936
5.35%, 09/01/40	278	271,339
5.50%, 02/01/18	680	724,768
5.80%, 02/15/19	300	330,444
6.30%, 01/15/38	351	378,965
6.40%, 05/15/38	82	89,065
6.45%, 06/15/34	450	498,328
6.50%, 09/01/37	392	434,753
6.55%, 02/15/39	600	667,322
BellSouth LLC
6.00%, 11/15/34[a]	450	462,237
BellSouth Telecommunications LLC
6.38%, 06/01/28[a]	450	491,384
British Telecommunications PLC
5.95%, 01/15/18	400	430,482
9.63%, 12/15/30	328	472,500
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	256	258,501
Cisco Systems Inc.
1.10%, 03/03/17	375	375,594
2.13%, 03/01/19	600	611,096
3.50%, 06/15/25[a]	425	451,633
4.45%, 01/15/20	692	758,344
4.95%, 02/15/19	262	287,536
5.50%, 01/15/40	60	71,483
5.90%, 02/15/39	525	649,442
Corning Inc.
3.70%, 11/15/23 (Call 08/15/23)[a]	100	99,391
4.75%, 03/15/42	106	101,276
5.75%, 08/15/40[a]	150	160,050
Deutsche Telekom International Finance BV
6.75%, 08/20/18	400	445,334
8.75%, 06/15/30	421	589,256

70	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Embarq Corp.
8.00%, 06/01/36	$300	$288,000
GTE Corp.
6.94%, 04/15/28	200	240,179
Harris Corp.
4.40%, 12/15/20	200	212,660
4.85%, 04/27/35 (Call 10/27/34)	65	65,909
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[a]	150	145,403
5.95%, 03/15/41	100	88,642
Koninklijke KPN NV
8.38%, 10/01/30[a]	200	260,917
Motorola Solutions Inc.
3.50%, 03/01/23	100	86,184
3.75%, 05/15/22	247	227,738
5.50%, 09/01/44	100	73,757
New Cingular Wireless Services Inc.
8.75%, 03/01/31	250	353,355
Orange SA
5.38%, 01/13/42[a]	250	266,920
5.50%, 02/06/44 (Call 08/06/43)[a]	200	218,641
9.00%, 03/01/31	220	306,582
Pacific Bell Telephone Co.
7.13%, 03/15/26	500	619,187
Qwest Corp.
6.75%, 12/01/21	200	213,000
6.88%, 09/15/33 (Call 03/31/16)	148	136,160
7.13%, 11/15/43 (Call 03/31/16)	100	95,000
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	300	304,445
5.00%, 03/15/44 (Call 09/15/43)[a]	328	333,935
6.80%, 08/15/18	180	199,952
Telefonica Emisiones SAU
3.19%, 04/27/18	600	608,124
4.57%, 04/27/23	500	529,646
5.46%, 02/16/21	200	219,271
5.88%, 07/15/19[a]	210	229,497
Telefonica Europe BV
8.25%, 09/15/30	270	350,310
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)[a]	400	386,858
2.63%, 02/21/20	600	607,332
3.00%, 11/01/21 (Call 09/01/21)	250	253,719
3.45%, 03/15/21	150	155,718

Security	Principal (000s)	Value
3.50%, 11/01/21	$368	$383,029
3.50%, 11/01/24 (Call 08/01/24)[a]	826	842,852
3.65%, 09/14/18	300	313,306
3.85%, 11/01/42 (Call 05/01/42)	750	628,566
4.40%, 11/01/34 (Call 05/01/34)	702	657,733
4.50%, 09/15/20	500	542,719
5.01%, 08/21/54	800	739,037
5.15%, 09/15/23	850	960,768
5.85%, 09/15/35	980	1,062,626
6.00%, 04/01/41	232	258,191
6.10%, 04/15/18	220	239,310
6.40%, 09/15/33	900	1,044,873
6.40%, 02/15/38	350	403,097
6.55%, 09/15/43	707	856,601
7.75%, 12/01/30	500	666,552
Verizon Florida LLC Series E
6.86%, 02/01/28[a]	500	467,901
Vodafone Group PLC
1.50%, 02/19/18	200	197,732
2.50%, 09/26/22	100	94,530
2.95%, 02/19/23	300	286,090
4.63%, 07/15/18	200	211,139
5.45%, 06/10/19	450	492,779
6.15%, 02/27/37	555	570,915

		35,477,825
TEXTILES — 0.03%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	250	255,595

		255,595
TOYS, GAMES & HOBBIES — 0.05%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	55	55,844
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)	100	97,702
4.35%, 10/01/20	100	105,208
5.45%, 11/01/41 (Call 05/01/41)	120	118,201

		376,955
TRANSPORTATION — 1.59%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	162	167,031
3.45%, 09/15/21 (Call 06/15/21)	178	187,314
3.65%, 09/01/25 (Call 06/01/25)	100	104,796
3.75%, 04/01/24 (Call 01/01/24)	431	455,852

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.15%, 04/01/45 (Call 10/01/44)	$300	$291,605
4.45%, 03/15/43 (Call 09/15/42)	350	354,935
4.55%, 09/01/44 (Call 03/01/44)[a]	500	514,480
4.90%, 04/01/44 (Call 10/01/43)	106	114,243
5.75%, 05/01/40 (Call 11/01/39)	92	108,490
6.15%, 05/01/37	37	45,104
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	405	417,857
5.55%, 03/01/19	120	132,373
6.38%, 11/15/37	250	332,530
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)[a]	200	191,003
4.80%, 09/15/35 (Call 03/15/35)	145	146,085
4.80%, 08/01/45 (Call 02/01/45)[a]	25	24,961
5.95%, 05/15/37	102	115,151
7.13%, 10/15/31	175	222,228
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	250	249,571
3.40%, 08/01/24 (Call 05/01/24)[a]	250	253,188
3.70%, 10/30/20 (Call 07/30/20)	200	210,903
3.95%, 05/01/50 (Call 11/01/49)	200	170,398
4.10%, 03/15/44 (Call 09/15/43)[a]	252	231,895
6.15%, 05/01/37	102	119,721
6.22%, 04/30/40	100	118,413
FedEx Corp.
2.63%, 08/01/22	500	490,522
4.00%, 01/15/24	186	196,659
4.50%, 02/01/65	325	288,440
5.10%, 01/15/44	100	103,486
8.00%, 01/15/19	92	106,373
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	250	255,408
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)[c]	100	97,641
4.95%, 08/15/45 (Call 02/15/45)[c]	200	201,233
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	350	350,539
4.45%, 06/15/45 (Call 12/15/44)[a]	106	101,969
4.65%, 01/15/46 (Call 07/15/45)[a]	85	84,173
4.80%, 08/15/43 (Call 02/15/43)	171	172,817
4.84%, 10/01/41	403	409,361
5.90%, 06/15/19	282	313,852
7.70%, 05/15/17	30	32,179

Security	Principal (000s)	Value
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	$200	$201,284
2.50%, 03/01/18 (Call 02/01/18)	200	198,989
2.65%, 03/02/20 (Call 02/02/20)	75	73,265
3.50%, 06/01/17	100	101,355
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	400	404,813
3.38%, 02/01/35 (Call 08/01/34)	300	277,549
4.15%, 01/15/45 (Call 07/15/44)	225	226,125
4.16%, 07/15/22 (Call 04/15/22)	400	438,947
4.38%, 11/15/65 (Call 05/15/65)	100	94,501
United Parcel Service Inc.
2.45%, 10/01/22	450	457,654
5.13%, 04/01/19	137	151,853
6.20%, 01/15/38	400	526,782

		11,637,896
TRUCKING & LEASING — 0.06%
GATX Corp.
4.85%, 06/01/21[a]	150	157,634
5.20%, 03/15/44 (Call 09/15/43)	300	293,082

		450,716
WATER — 0.09%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	50	52,628
6.59%, 10/15/37	352	481,387
United Utilities PLC
6.88%, 08/15/28	100	113,819

		647,834

TOTAL CORPORATE BONDS & NOTES (Cost: $627,469,111)		616,415,271

FOREIGN GOVERNMENT OBLIGATIONS[f] — 10.98%

CANADA — 1.18%
Canada Government International Bond
1.63%, 02/27/19	950	965,171
Export Development Canada
1.00%, 05/15/17	1,225	1,227,954
1.63%, 12/03/19	200	202,373
Province of British Columbia Canada
1.20%, 04/25/17	400	401,465
2.65%, 09/22/21	355	372,228
7.25%, 09/01/36	50	79,256

72	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Province of Manitoba Canada
2.10%, 09/06/22	$750	$753,422
Province of Ontario Canada
1.10%, 10/25/17	500	499,816
1.20%, 02/14/18[a]	500	499,304
1.63%, 01/18/19	500	501,616
3.20%, 05/16/24	800	854,774
4.00%, 10/07/19	400	432,239
4.40%, 04/14/20	450	497,325
Province of Quebec Canada
2.63%, 02/13/23[a]	300	308,366
2.75%, 08/25/21[a]	75	78,085
2.88%, 10/16/24	100	104,555
3.50%, 07/29/20	505	544,323
7.50%, 09/15/29	200	301,565

		8,623,837
CHILE — 0.11%
Chile Government International Bond
3.13%, 03/27/25[a]	500	520,624
3.88%, 08/05/20	250	271,457

		792,081
COLOMBIA — 0.37%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)[a]	200	178,300
4.00%, 02/26/24 (Call 11/26/23)[a]	400	383,559
4.38%, 07/12/21	400	404,136
5.00%, 06/15/45 (Call 12/15/44)[a]	400	337,393
6.13%, 01/18/41	400	383,977
7.38%, 03/18/19	300	335,228
7.38%, 09/18/37[a]	450	489,792
10.38%, 01/28/33	150	201,959

		2,714,344
GERMANY — 0.07%
FMS Wertmanagement AoeR
1.63%, 11/20/18	500	506,734

		506,734
ISRAEL — 0.05%
Israel Government International Bond
4.50%, 01/30/43	300	322,890
5.13%, 03/26/19	30	33,114

		356,004

Security	Principal (000s)	Value
ITALY — 0.15%
Italy Government International Bond
5.38%, 06/12/17	$175	$183,317
5.38%, 06/15/33[a]	300	354,584
6.88%, 09/27/23	425	538,372

		1,076,273
JAPAN — 0.36%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	600	598,956
1.75%, 05/29/19	650	652,762
2.13%, 02/10/25	600	591,105
Japan Finance Corp.
2.13%, 02/07/19	300	305,180
Japan Finance Organization for Municipalities
5.00%, 05/16/17	500	521,798

		2,669,801
MEXICO — 0.75%
Mexico Government International Bond
3.60%, 01/30/25[a]	450	447,232
3.63%, 03/15/22	200	204,886
4.75%, 03/08/44	1,050	989,580
5.13%, 01/15/20[a]	910	998,777
5.55%, 01/21/45[a]	1,000	1,048,935
5.95%, 03/19/19	665	739,990
6.05%, 01/11/40	450	502,594
6.75%, 09/27/34	325	402,315
7.50%, 04/08/33	120	159,697

		5,494,006
PANAMA — 0.25%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)[a]	500	513,490
5.20%, 01/30/20	500	548,714
6.70%, 01/26/36[a]	605	750,666

		1,812,870
PERU — 0.22%
Peruvian Government International Bond
5.63%, 11/18/50	450	483,618
6.55%, 03/14/37[a]	165	197,355

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
7.13%, 03/30/19	$150	$171,898
7.35%, 07/21/25[a]	400	511,550
8.75%, 11/21/33	155	223,252

		1,587,673
PHILIPPINES — 0.49%
Philippine Government International Bond
3.95%, 01/20/40	1,200	1,284,000
4.00%, 01/15/21	900	985,500
6.38%, 10/23/34	700	964,250
8.38%, 06/17/19	300	364,125

		3,597,875
POLAND — 0.29%
Poland Government International Bond
4.00%, 01/22/24[a]	550	588,500
5.00%, 03/23/22	355	399,258
5.13%, 04/21/21[a]	550	617,787
6.38%, 07/15/19	430	490,424

		2,095,969
SOUTH AFRICA — 0.19%
South Africa Government International Bond
4.67%, 01/17/24	100	97,328
5.38%, 07/24/44[a]	400	370,000
5.50%, 03/09/20[a]	300	313,242
6.88%, 05/27/19	550	597,179

		1,377,749
SOUTH KOREA — 0.28%
Export-Import Bank of Korea
2.88%, 01/21/25	300	304,327
3.25%, 08/12/26	200	208,262
5.00%, 04/11/22[a]	500	573,129
5.13%, 06/29/20	250	281,330
Korea International Bond
4.13%, 06/10/44[a]	250	304,987
7.13%, 04/16/19	350	406,593

		2,078,628
SUPRANATIONAL — 5.24%
African Development Bank
0.88%, 03/15/18	420	418,925
1.13%, 03/15/17	750	752,414

Security	Principal (000s)	Value
2.38%, 09/23/21	$359	$374,149
Asian Development Bank
1.13%, 03/15/17	800	802,649
1.38%, 01/15/19	1,000	1,006,053
1.63%, 08/26/20	500	505,423
1.75%, 03/21/19	900	915,741
1.88%, 10/23/18	455	464,747
2.00%, 01/22/25[a]	600	603,190
Corp. Andina de Fomento
4.38%, 06/15/22	509	558,133
Council of Europe Development Bank
1.00%, 03/07/18	600	599,672
European Bank for Reconstruction & Development
1.75%, 06/14/19	1,500	1,526,229
European Investment Bank
0.88%, 04/18/17	1,450	1,450,605
1.00%, 12/15/17	1,150	1,149,844
1.00%, 06/15/18	1,400	1,396,455
1.13%, 09/15/17	1,850	1,855,689
1.25%, 05/15/18	500	501,543
1.38%, 06/15/20	1,500	1,495,052
1.75%, 06/17/19	1,500	1,522,888
1.88%, 02/10/25	200	198,133
2.25%, 08/15/22	750	772,089
2.50%, 04/15/21	200	208,963
2.50%, 10/15/24[a]	625	653,935
2.88%, 09/15/20	830	880,601
4.00%, 02/16/21	405	451,931
4.88%, 02/15/36[a]	350	459,748
5.13%, 05/30/17	210	220,988
Inter-American Development Bank
0.88%, 03/15/18[a]	1,800	1,795,392
1.13%, 03/15/17[a]	625	627,070
1.75%, 10/15/19	1,000	1,015,503
2.13%, 01/15/25[a]	500	507,518
3.00%, 02/21/24	800	868,175
3.88%, 02/14/20[a]	600	657,567
4.38%, 01/24/44	300	379,167
International Bank for Reconstruction & Development
0.88%, 04/17/17	1,900	1,901,236
1.00%, 10/05/18	1,000	998,481
1.13%, 07/18/17[a]	1,000	1,003,524

74	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
1.63%, 02/10/22	$500	$499,347
1.88%, 03/15/19	400	408,517
2.13%, 03/03/25	500	508,249
2.50%, 11/25/24	700	732,501
2.50%, 07/29/25	750	784,660
7.63%, 01/19/23[a]	700	967,579
International Finance Corp.
1.75%, 09/16/19[a]	1,300	1,323,792
2.13%, 11/17/17	900	918,267
Nordic Investment Bank
0.75%, 01/17/18	650	648,103
1.00%, 03/07/17	42	42,088

		38,332,525
SWEDEN — 0.14%
Svensk Exportkredit AB
1.13%, 04/05/18[a]	900	899,026
5.13%, 03/01/17	135	140,638

		1,039,664
TURKEY — 0.70%
Turkey Government International Bond
3.25%, 03/23/23	1,200	1,102,500
4.25%, 04/14/26[a]	400	378,000
4.88%, 04/16/43	1,000	879,470
5.63%, 03/30/21	200	212,156
5.75%, 03/22/24[a]	600	636,012
6.63%, 02/17/45[a]	900	1,012,428
6.75%, 04/03/18	450	482,283
6.75%, 05/30/40	200	223,062
7.50%, 07/14/17[a]	200	213,872

		5,139,783
URUGUAY — 0.14%
Uruguay Government International Bond
4.50%, 08/14/24[a]	500	524,250
5.10%, 06/18/50[a]	600	540,000

		1,064,250

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $80,745,153)		80,360,066

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 3.04%

ARIZONA — 0.03%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	$155	$188,378

		188,378
CALIFORNIA — 0.88%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	50	69,852
6.91%, 10/01/50	100	143,665
Series S1
6.79%, 04/01/30	240	308,782
7.04%, 04/01/50	130	188,835
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.00%, 11/01/40	225	283,120
County of Sonoma CA RB Series A
6.00%, 12/01/29 (GTD)	100	122,991
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	180	235,732
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	100	145,571
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	60	76,765
Los Angeles County Public Works Financing Authority RB BAB
7.49%, 08/01/33	40	54,771
Los Angeles Department of Water & Power RB BAB
6.60%, 07/01/50	95	135,733
Los Angeles Department of Water RB BAB
6.01%, 07/01/39	110	139,223

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	$165	$205,811
6.76%, 07/01/34	175	240,128
Orange County Local Transportation Authority RB BAB Series A
6.91%, 02/15/41	150	210,045
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	100	134,533
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	100	134,596
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	100	126,032
State of California GO
6.20%, 03/01/19	350	397,705
State of California GO BAB
5.70%, 11/01/21	400	472,628
7.50%, 04/01/34	180	258,284
7.55%, 04/01/39	405	601,149
7.60%, 11/01/40	400	603,668
7.70%, 11/01/30 (Call 11/01/20)	240	299,069
University of California RB
Series AD
4.86%, 05/15/12	250	256,477
Series AN
4.77%, 05/15/44 (Call 05/15/24)	200	209,398
University of California RB BAB
5.77%, 05/15/43	205	261,914
5.95%, 05/15/45	100	127,054

		6,443,531
COLORADO — 0.02%
Colorado Bridge Enterprise RB BAB Series A
6.08%, 12/01/40	100	130,831

		130,831
CONNECTICUT — 0.05%
State of Connecticut GO Series A
5.85%, 03/15/32	180	223,189

Security	Principal (000s)	Value
State of Connecticut GO BAB
5.09%, 10/01/30	$150	$173,717

		396,906
DISTRICT OF COLUMBIA — 0.02%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	150	159,496

		159,496
FLORIDA — 0.05%
Florida Hurricane Catastrophe Fund Finance Corp. RB Series A
3.00%, 07/01/20	325	334,922

		334,922
GEORGIA — 0.07%
Municipal Electric Authority of Georgia RB BAB Project J, Series 2010A
6.64%, 04/01/57	50	60,717
Project M, Series 2010A
6.66%, 04/01/57	200	238,756
State of Georgia GO BAB Series H
4.50%, 11/01/25	200	229,048

		528,521
ILLINOIS — 0.41%
Chicago Transit Authority RB Series A
6.90%, 12/01/40	340	402,377
City of Chicago IL GO
Series B
6.31%, 01/01/44[a]	100	90,490
Series C
7.78%, 01/01/35	125	135,590
City of Chicago IL Waterworks Revenue RB BAB Series B
6.74%, 11/01/40	50	58,611
Illinois State Toll Highway Authority RB BAB Series B
5.85%, 12/01/34	105	132,523

76	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	$75	$90,836
State of Illinois GO
4.95%, 06/01/23	300	312,384
5.10%, 06/01/33	375	348,641
5.37%, 03/01/17	150	155,193
5.88%, 03/01/19	330	356,700
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	100	109,564
Series 5
7.35%, 07/01/35	725	797,217

		2,990,126
KENTUCKY — 0.02%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	100	131,539

		131,539
MASSACHUSETTS — 0.10%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	230	262,069
Series E
4.20%, 12/01/21	85	93,855
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	100	128,726
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	205	262,986

		747,636
MISSISSIPPI — 0.02%
State of Mississippi GO BAB
5.25%, 11/01/34	100	119,500

		119,500

Security	Principal (000s)	Value
MISSOURI — 0.01%
University of Missouri RB BAB
5.79%, 11/01/41	$40	$54,210

		54,210
NEVADA — 0.01%
County of Clark Department of Aviation RB BAB Series C
6.82%, 07/01/45	40	58,886

		58,886
NEW JERSEY — 0.22%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	300	359,415
Series B
0.00%, 02/15/20 (AGM)	100	88,177
0.00%, 02/15/24 (AGM)	200	142,152
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	277	394,431
Series F
7.41%, 01/01/40	135	198,817
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	150	165,798
Series C
5.75%, 12/15/28	150	156,761
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	100	122,954

		1,628,505
NEW YORK — 0.46%
City of New York NY GO BAB
5.85%, 06/01/40	250	325,130
5.97%, 03/01/36	150	194,203
Metropolitan Transportation Authority RB BAB
6.67%, 11/15/39	160	215,768
7.34%, 11/15/39	150	227,811
Series C-1
6.69%, 11/15/40	155	213,144

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	$85	$105,704
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	125	157,094
5.75%, 06/15/41	290	379,868
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	165	205,044
Series H
5.43%, 03/15/39	200	244,264
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	100	125,783
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	250	253,185
4.93%, 10/01/51	225	251,359
5.86%, 12/01/24	225	285,671
6.04%, 12/01/29	150	191,300

		3,375,328
NORTH CAROLINA — 0.01%
University of North Carolina at Chapel Hill RB
3.85%, 12/01/34	100	109,637

		109,637
OHIO — 0.13%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50	185	259,472
8.08%, 02/15/50	100	152,341
Series E
6.27%, 02/15/50	90	107,643
Northeast Ohio Regional Sewer District RB BAB
6.04%, 11/15/40 (Call 11/15/20)	100	114,907
Ohio State University (The) RB BAB
4.91%, 06/01/40	270	318,346

		952,709

Security	Principal (000s)	Value
OREGON — 0.10%
Oregon School Boards Association GOL
4.76%, 06/30/28 (AMBAC GTD)	$230	$262,078
State of Oregon Department of Transportation RB BAB Series 2010A
5.83%, 11/15/34	155	204,391
State of Oregon GO
5.89%, 06/01/27	200	250,662

		717,131
PENNSYLVANIA — 0.04%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	250	281,825
Pennsylvania Turnpike Commission RB BAB Series B
5.51%, 12/01/45	40	49,250

		331,075
TEXAS — 0.32%
City of Houston TX GOL Series A
6.29%, 03/01/32	145	179,855
City Public Service Board of San Antonio TX RB BAB
5.72%, 02/01/41	175	227,400
Series C
5.99%, 02/01/39	130	171,625
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	175	242,615
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	100	123,932
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	205	293,066
State of Texas GO BAB
5.52%, 04/01/39	120	157,350
Series A
4.63%, 04/01/33	220	250,307

78	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

February 29, 2016

Security	Principal or Shares (000s)	Value
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.03%, 04/01/26	$100	$121,634
5.18%, 04/01/30	165	201,646
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41 (Call 08/15/19)	125	142,324
Series D
5.13%, 08/15/42	170	211,261

		2,323,015
UTAH — 0.01%
State of Utah GO BAB Series D
4.55%, 07/01/24	75	86,131

		86,131
WASHINGTON — 0.04%
State of Washington GO BAB Series D
5.48%, 08/01/39	200	256,132
Washington State Convention Center Public Facilities District RB BAB
6.79%, 07/01/40	50	64,820

		320,952
WISCONSIN — 0.02%
State of Wisconsin RB Series A
5.70%, 05/01/26 (AGM)	125	148,722

		148,722

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $21,092,397)		22,277,687

SHORT-TERM INVESTMENTS — 14.19%

MONEY MARKET FUNDS — 14.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,g,h]	90,398	90,397,834
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,g,h]	8,006	8,006,301

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,g]	5,522	$5,521,894

		103,926,029

TOTAL SHORT-TERM INVESTMENTS (Cost: $103,926,029)		103,926,029

TOTAL INVESTMENTS IN SECURITIES — 112.40% (Cost: $833,232,690)		822,979,053
Other Assets, Less Liabilities — (12.40)%		(90,812,551)

NET ASSETS — 100.00%		$732,166,502

BAB  —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Variable rate security. Rate shown is as of report date.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	79

Schedule of Investments

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 84.62%

ADVERTISING — 0.20%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$700	$689,129
3.75%, 02/15/23	1,126	1,099,593
4.00%, 03/15/22	595	603,381
4.20%, 04/15/24	800	797,719
Omnicom Group Inc.
3.63%, 05/01/22[a]	2,492	2,517,746
4.45%, 08/15/20	965	1,010,333
6.25%, 07/15/19	1,000	1,111,866
WPP Finance 2010
3.63%, 09/07/22	1,970	1,991,446
3.75%, 09/19/24	1,750	1,738,427
4.75%, 11/21/21	250	270,961

		11,830,601
AEROSPACE & DEFENSE — 0.93%
Boeing Capital Corp.
2.90%, 08/15/18 (Call 07/15/18)	1,075	1,110,166
4.70%, 10/27/19	1,515	1,665,080
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	1,175	1,158,251
2.50%, 03/01/25 (Call 12/01/24)	1,055	1,043,132
2.60%, 10/30/25 (Call 07/30/25)[a]	645	639,465
2.85%, 10/30/24 (Call 07/30/24)[a]	1,650	1,682,086
4.88%, 02/15/20	1,011	1,122,992
6.00%, 03/15/19	400	450,318
8.75%, 08/15/21	420	557,096
Embraer Overseas Ltd.
5.70%, 09/16/23[b]	2,146	1,893,845
Embraer SA
5.15%, 06/15/22	68	61,030
General Dynamics Corp.
1.00%, 11/15/17	615	613,532
2.25%, 11/15/22 (Call 08/15/22)	1,000	977,292

Security	Principal (000s)	Value
3.88%, 07/15/21 (Call 04/15/21)	$527	$569,776
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	25	24,930
5.55%, 10/01/21	700	777,010
L-3 Communications Corp.
1.50%, 05/28/17	1,450	1,431,639
3.95%, 05/28/24 (Call 02/28/24)	534	501,939
4.75%, 07/15/20	742	763,452
4.95%, 02/15/21 (Call 11/15/20)	438	453,398
5.20%, 10/15/19[a]	935	984,939
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	2,500	2,538,326
2.90%, 03/01/25 (Call 12/01/24)	725	723,219
3.10%, 01/15/23 (Call 11/15/22)	1,135	1,164,728
3.35%, 09/15/21	996	1,043,676
3.55%, 01/15/26 (Call 10/15/25)	3,645	3,823,334
4.25%, 11/15/19	572	617,468
Northrop Grumman Corp.
1.75%, 06/01/18	1,825	1,824,122
3.25%, 08/01/23	1,423	1,468,367
3.50%, 03/15/21	1,500	1,571,230
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	3,088	3,130,702
3.15%, 12/15/24 (Call 09/15/24)[a]	570	595,589
4.40%, 02/15/20	1,100	1,207,779
6.40%, 12/15/18	760	859,727
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	450	466,690
3.70%, 12/15/23 (Call 09/15/23)	650	684,926
5.25%, 07/15/19	350	383,161
United Technologies Corp.
1.78%, 05/04/18[c]	500	497,425

80	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
1.80%, 06/01/17	$2,084	$2,094,498
3.10%, 06/01/22	5,980	6,203,422
4.50%, 04/15/20	378	412,211
5.38%, 12/15/17	112	119,812
6.13%, 02/01/19	5,460	6,106,068
8.75%, 03/01/21	100	128,709

		56,146,557
AGRICULTURE — 0.91%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	3,931	3,994,050
2.85%, 08/09/22	3,750	3,778,313
2.95%, 05/02/23	850	849,365
4.00%, 01/31/24[a]	2,500	2,687,650
4.75%, 05/05/21	1,050	1,159,674
9.25%, 08/06/19	626	763,784
9.70%, 11/10/18	500	598,308
Archer-Daniels-Midland Co.
4.48%, 03/01/21	2,017	2,231,387
5.45%, 03/15/18	765	823,180
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)	895	897,989
8.50%, 06/15/19[a]	1,575	1,816,854
Bunge N.A. Finance LP
5.90%, 04/01/17	250	258,910
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)[a]	500	516,399
Philip Morris International Inc.
1.13%, 08/21/17	5,329	5,331,599
1.25%, 08/11/17	530	531,200
1.38%, 02/25/19	1,220	1,217,607
1.63%, 03/20/17[a]	600	602,712
1.88%, 01/15/19[a]	1,200	1,212,178
2.63%, 03/06/23[a]	1,240	1,256,205
2.90%, 11/15/21[a]	205	212,015
3.25%, 11/10/24	1,965	2,057,306
3.38%, 08/11/25 (Call 05/11/25)[a]	2,000	2,109,082
3.60%, 11/15/23[a]	597	644,001
4.13%, 05/17/21	1,750	1,917,938
4.50%, 03/26/20	746	822,618
5.65%, 05/16/18	1,879	2,044,645

Security	Principal (000s)	Value
Reynolds American Inc.
2.30%, 06/12/18	$3,000	$3,033,905
3.25%, 06/12/20	1,008	1,047,344
4.00%, 06/12/22	1,100	1,179,631
4.45%, 06/12/25 (Call 03/12/25)	3,810	4,140,024
4.85%, 09/15/23	1,000	1,117,456
6.75%, 06/15/17	522	560,330
6.88%, 05/01/20	1,077	1,251,314
8.13%, 06/23/19[a]	2,247	2,645,159

		55,310,132
AIRLINES — 0.16%
American Airlines 2011-1 Pass Through Trust Class A
5.25%, 07/31/22	254	269,673
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	2,520	2,671,699
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	294	309,423
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	121	124,119
Delta Air Lines Inc. 2007-1 Pass Through Trust Class A
6.82%, 02/10/24	1,331	1,530,259
Delta Air Lines Inc. 2010-1 Pass Through Trust Class A
6.20%, 01/02/20[a]	738	787,727
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20	44	45,859
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	900	949,050
Northwest Airlines Inc. 2007-1 Pass Through Trust Class A
7.03%, 05/01/21	21	22,705
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	955	958,233
5.13%, 03/01/17	200	207,085

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Southwest Airlines Co. 2007-1 Pass Through Trust
6.15%, 02/01/24	$1,363	$1,516,549
U.S. Airways 2013-1 Pass Through Trust
3.95%, 05/15/27	59	59,535

		9,451,916
APPAREL — 0.06%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	654	654,364
Ralph Lauren Corp.
2.13%, 09/26/18 (Call 08/26/18)	400	405,672
2.63%, 08/18/20 (Call 07/18/20)	1,000	1,023,082
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	480	511,497
5.95%, 11/01/17	725	773,648

		3,368,263
AUTO MANUFACTURERS — 1.45%
American Honda Finance Corp.
0.95%, 05/05/17	346	344,823
1.50%, 03/13/18	1,875	1,867,850
1.55%, 12/11/17[a]	4,100	4,100,581
2.13%, 10/10/18	1,756	1,768,609
2.15%, 03/13/20	150	150,455
2.25%, 08/15/19	1,500	1,514,340
2.45%, 09/24/20	1,500	1,518,067
Ford Motor Co.
6.50%, 08/01/18[a]	1,500	1,625,422
Ford Motor Credit Co. LLC
2.46%, 03/27/20	2,560	2,476,543
2.55%, 10/05/18	2,000	1,983,071
3.16%, 08/04/20	1,500	1,486,869
4.13%, 08/04/25	2,150	2,140,437
4.39%, 01/08/26	1,000	1,011,750
General Motors Co.
3.50%, 10/02/18	2,700	2,703,822
4.00%, 04/01/25[a]	700	642,574
General Motors Financial Co. Inc.
2.40%, 04/10/18	100	98,197
3.10%, 01/15/19	725	713,960

Security	Principal (000s)	Value
3.15%, 01/15/20 (Call 12/15/19)	$3,779	$3,675,128
3.25%, 05/15/18[a]	2,950	2,938,003
3.45%, 04/10/22 (Call 02/10/22)	3,175	3,003,251
3.70%, 11/24/20 (Call 10/24/20)	610	600,317
4.00%, 01/15/25 (Call 10/15/24)	3,800	3,493,943
4.30%, 07/13/25 (Call 04/13/25)[a]	4,000	3,752,111
4.38%, 09/25/21	4,000	4,010,439
4.75%, 08/15/17	5,000	5,127,855
5.25%, 03/01/26 (Call 12/01/25)	605	610,026
PACCAR Financial Corp.
1.40%, 11/17/17	1,000	997,614
1.40%, 05/18/18	175	173,895
1.45%, 03/09/18	1,525	1,517,708
1.65%, 02/25/19	765	765,612
2.25%, 02/25/21	1,400	1,404,138
2.50%, 08/14/20	1,100	1,114,525
Toyota Motor Credit Corp.
1.13%, 05/16/17	3,500	3,499,297
1.25%, 10/05/17	1,575	1,572,730
1.38%, 01/10/18[a]	858	856,954
1.45%, 01/12/18	2,225	2,225,337
1.55%, 07/13/18	3,400	3,400,653
1.70%, 02/19/19	3,000	3,008,446
1.75%, 05/22/17	1,183	1,191,004
2.10%, 01/17/19	670	679,146
2.15%, 03/12/20[a]	3,178	3,216,462
2.63%, 01/10/23	3,950	3,970,633
3.30%, 01/12/22	912	954,745
3.40%, 09/15/21	2,507	2,638,011
4.25%, 01/11/21	1,000	1,095,390
Series B
4.50%, 06/17/20	146	161,027

		87,801,770
AUTO PARTS & EQUIPMENT — 0.18%
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)[a]	395	376,676
4.63%, 09/15/20	700	750,347

82	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Delphi Automotive PLC
3.15%, 11/19/20 (Call 10/19/20)	$70	$70,688
4.25%, 01/15/26 (Call 10/15/25)[a]	2,500	2,541,008
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)[a]	1,387	1,415,624
5.00%, 02/15/23 (Call 02/15/18)[a]	975	999,375
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)[a]	640	639,235
3.75%, 12/01/21 (Call 09/01/21)	1,250	1,283,066
4.25%, 03/01/21	900	941,775
5.00%, 03/30/20	400	430,707
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	475	476,106
4.15%, 10/01/25 (Call 07/01/25)[a]	1,070	1,112,753

		11,037,360
BANKS — 24.23%
Abbey National Treasury Services PLC/United Kingdom
1.38%, 03/13/17	1,462	1,459,512
1.65%, 09/29/17[a]	800	797,032
2.00%, 08/24/18	1,503	1,499,691
2.38%, 03/16/20	2,200	2,165,564
3.05%, 08/23/18	1,025	1,048,601
4.00%, 03/13/24	2,925	3,102,088
AgriBank FCB
Series AI
9.13%, 07/15/19	2,000	2,432,202
American Express Bank FSB
6.00%, 09/13/17	810	861,326
American Express Centurion Bank
5.95%, 06/12/17	500	526,518
6.00%, 09/13/17[a]	1,250	1,329,206
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	5,605	5,574,553

Security	Principal (000s)	Value
Associated Banc-Corp
2.75%, 11/15/19 (Call 10/15/19)	$500	$498,898
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	112	111,728
1.45%, 05/15/18	500	496,342
1.50%, 01/16/18	3,000	2,989,537
1.88%, 10/06/17	2,250	2,260,009
2.25%, 06/13/19	2,320	2,337,399
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20	2,000	1,968,332
Bancolombia SA
5.95%, 06/03/21	1,600	1,662,080
Bank of America Corp.
1.70%, 08/25/17	7,500	7,466,020
2.00%, 01/11/18	4,800	4,776,332
2.60%, 01/15/19	3,800	3,813,310
2.63%, 10/19/20	1,000	992,376
2.65%, 04/01/19	3,798	3,813,372
3.30%, 01/11/23	12,750	12,678,953
3.88%, 03/22/17	2,631	2,692,384
3.88%, 08/01/25	2,550	2,617,584
4.00%, 04/01/24[a]	10,200	10,526,177
4.00%, 01/22/25	2,500	2,437,529
4.10%, 07/24/23	3,800	3,949,552
4.13%, 01/22/24	4,000	4,159,417
4.20%, 08/26/24	3,380	3,370,128
4.45%, 03/03/26	530	530,000
5.00%, 05/13/21[a]	740	809,199
5.42%, 03/15/17[a]	2,050	2,120,818
5.49%, 03/15/19	3,300	3,570,627
5.63%, 07/01/20	380	421,029
5.65%, 05/01/18	5,895	6,285,138
5.70%, 05/02/17	1,110	1,156,657
5.70%, 01/24/22	5,240	5,902,408
5.75%, 12/01/17	3,070	3,249,905
5.88%, 01/05/21	2,495	2,815,933
6.00%, 09/01/17	1,500	1,581,566
6.40%, 08/28/17	2,566	2,719,730
6.50%, 07/15/18[a]	3,787	4,131,685
6.88%, 04/25/18	4,474	4,883,864

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
6.88%, 11/15/18	$2,807	$3,121,408
7.63%, 06/01/19	1,685	1,943,589
Series L
1.95%, 05/12/18	1,850	1,834,553
2.25%, 04/21/20	4,885	4,786,009
3.95%, 04/21/25	1,235	1,198,814
Bank of America N.A.
1.65%, 03/26/18	7,500	7,443,776
5.30%, 03/15/17	5,875	6,092,365
6.10%, 06/15/17	3,850	4,055,219
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	2,300	2,295,593
1.40%, 09/11/17	1,050	1,050,134
1.40%, 04/10/18[a]	1,000	992,998
1.45%, 04/09/18 (Call 03/09/18)	2,281	2,267,397
1.80%, 07/31/18[a]	2,339	2,339,456
2.38%, 01/25/19 (Call 12/25/18)	520	526,565
2.55%, 11/06/22 (Call 10/06/22)	100	99,468
Bank of New York Mellon Corp. (The)
1.30%, 01/25/18 (Call 12/25/17)	70	69,360
1.35%, 03/06/18 (Call 02/06/18)	231	228,765
1.97%, 06/20/17[c]	500	503,388
2.10%, 08/01/18 (Call 07/02/18)	850	853,644
2.10%, 01/15/19 (Call 12/15/18)	600	602,229
2.20%, 03/04/19 (Call 02/02/19)	570	573,344
2.20%, 05/15/19 (Call 04/15/19)	1,350	1,356,804
2.30%, 09/11/19 (Call 08/11/19)	945	952,434
2.45%, 11/27/20 (Call 10/27/20)	995	998,428
2.50%, 04/15/21 (Call 03/15/21)	1,000	1,006,058

Security	Principal (000s)	Value
2.60%, 08/17/20 (Call 07/17/20)	$785	$794,718
3.00%, 02/24/25 (Call 01/24/25)	415	415,285
3.25%, 09/11/24 (Call 08/11/24)	400	410,686
3.40%, 05/15/24 (Call 04/15/24)	6,138	6,362,514
3.55%, 09/23/21 (Call 08/23/21)	475	496,142
3.65%, 02/04/24 (Call 01/05/24)	2,800	2,948,148
3.95%, 11/18/25 (Call 10/18/25)	70	75,275
4.15%, 02/01/21[a]	650	697,101
4.60%, 01/15/20	706	762,513
5.45%, 05/15/19[a]	900	988,194
5.50%, 12/01/17	1,590	1,678,368
Series G
2.15%, 02/24/20 (Call 01/24/20)	1,255	1,250,187
Bank of Nova Scotia (The)
1.25%, 04/11/17	1,500	1,498,487
1.30%, 07/21/17	3,525	3,511,889
1.38%, 12/18/17 (Call 11/18/17)[a]	100	99,477
1.45%, 04/25/18[a]	3,493	3,467,930
1.70%, 06/11/18 (Call 05/11/18)	2,500	2,492,122
2.05%, 10/30/18[a]	1,250	1,254,463
2.05%, 06/05/19	1,200	1,199,518
2.35%, 10/21/20	1,500	1,497,554
2.80%, 07/21/21	1,350	1,365,430
4.38%, 01/13/21[a]	1,634	1,774,540
4.50%, 12/16/25	2,900	2,834,411
Barclays Bank PLC
2.50%, 02/20/19	2,550	2,556,355
5.00%, 09/22/16[a]	1,163	1,187,359
5.14%, 10/14/20	2,076	2,231,787
6.75%, 05/22/19	1,244	1,406,263
Barclays PLC
2.75%, 11/08/19	3,550	3,487,215
2.88%, 06/08/20	3,900	3,733,482

84	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.25%, 01/12/21	$1,000	$966,813
3.65%, 03/16/25	3,940	3,599,521
4.38%, 01/12/26	4,130	3,964,510
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	1,700	1,691,347
1.60%, 08/15/17 (Call 07/14/17)	1,750	1,750,205
2.05%, 06/19/18 (Call 05/15/18)	600	602,690
2.15%, 03/22/17 (Call 02/22/17)	1,181	1,189,074
2.25%, 02/01/19 (Call 01/02/19)	658	663,196
2.45%, 01/15/20 (Call 12/15/19)	1,472	1,481,497
2.63%, 06/29/20 (Call 05/29/20)[a]	3,425	3,459,877
3.95%, 03/22/22 (Call 02/22/22)	1,225	1,290,204
4.90%, 06/30/17	200	208,134
5.25%, 11/01/19	1,100	1,192,756
BNP Paribas SA
1.38%, 03/17/17	330	329,943
2.38%, 09/14/17[a]	5,323	5,373,879
2.38%, 05/21/20	7,280	7,194,298
2.40%, 12/12/18	500	503,464
2.45%, 03/17/19	1,350	1,355,424
2.70%, 08/20/18	2,460	2,495,958
3.25%, 03/03/23[a]	1,113	1,129,669
4.25%, 10/15/24	1,500	1,458,618
5.00%, 01/15/21	3,580	3,964,302
BNY Mellon N.A.
5.45%, 04/01/16	170	170,596
BPCE SA
2.25%, 01/27/20	2,000	1,979,924
2.50%, 12/10/18[a]	4,000	4,022,451
2.50%, 07/15/19	3,450	3,459,686
4.00%, 04/15/24[a]	2,225	2,331,672
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	1,250	1,264,150
3.63%, 09/16/25 (Call 08/16/25)[a]	2,500	2,577,623

Security	Principal (000s)	Value
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	$2,094	$2,065,045
3.20%, 02/05/25 (Call 01/05/25)[a]	1,790	1,678,043
3.50%, 06/15/23	465	460,810
3.75%, 04/24/24 (Call 03/24/24)	380	377,580
4.20%, 10/29/25 (Call 09/29/25)	1,690	1,658,167
4.75%, 07/15/21	1,830	1,948,344
6.75%, 09/15/17	883	944,269
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	4,000	3,973,826
1.65%, 02/05/18 (Call 01/05/18)	3,250	3,202,431
2.35%, 08/17/18 (Call 07/17/18)	940	935,728
2.40%, 09/05/19 (Call 08/05/19)	2,500	2,461,642
2.95%, 07/23/21 (Call 06/23/21)	2,000	1,978,184
Citigroup Inc.
1.35%, 03/10/17	1,550	1,546,208
1.70%, 04/27/18	7,173	7,096,117
1.75%, 05/01/18	3,006	2,972,381
1.80%, 02/05/18	13,180	13,095,373
2.05%, 12/07/18	1,500	1,486,741
2.15%, 07/30/18	5,505	5,488,049
2.40%, 02/18/20[a]	6,010	5,944,583
2.50%, 09/26/18	604	606,970
2.50%, 07/29/19	2,200	2,197,661
2.55%, 04/08/19	2,550	2,555,845
2.65%, 10/26/20	5,250	5,235,944
3.30%, 04/27/25	6,235	6,175,815
3.38%, 03/01/23	540	543,480
3.50%, 05/15/23[a]	5,251	5,171,425
3.70%, 01/12/26[a]	1,300	1,327,892
3.88%, 10/25/23	1,000	1,035,735
3.88%, 03/26/25	400	384,678
4.00%, 08/05/24	900	894,173
4.05%, 07/30/22	1,645	1,661,519
4.40%, 06/10/25	2,730	2,721,351

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.50%, 01/14/22	$2,985	$3,204,079
5.50%, 09/13/25	1,500	1,604,263
6.13%, 11/21/17	769	819,145
6.13%, 05/15/18	904	975,444
Citizens Bank N.A./Providence RI
2.45%, 12/04/19 (Call 11/04/19)	500	495,332
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)[a]	1,575	1,588,072
City National Corp./CA
5.25%, 09/15/20	1,650	1,845,703
Comerica Bank
2.50%, 06/02/20	500	489,661
4.00%, 07/27/25	1,000	981,416
5.20%, 08/22/17	3,050	3,177,921
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	2,750	2,745,313
1.63%, 03/12/18	3,000	2,990,079
1.90%, 09/18/17[a]	4,200	4,228,707
2.25%, 03/13/19	2,000	2,013,910
2.30%, 09/06/19	2,000	2,011,289
2.40%, 11/02/20	3,315	3,316,229
2.50%, 09/20/18	1,000	1,014,590
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	3,500	3,465,448
2.75%, 09/29/19 (Call 08/29/19)	250	245,289
3.88%, 04/10/25 (Call 03/10/25)	1,250	1,140,236
6.40%, 10/01/17	320	336,227
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18[a]	500	499,082
2.25%, 01/14/19[a]	5,000	5,032,912
2.50%, 01/19/21[a]	2,930	2,927,122
3.38%, 05/21/25	1,750	1,757,359
3.88%, 02/08/22	735	774,343
3.95%, 11/09/22	6,250	6,182,005
4.38%, 08/04/25[a]	1,245	1,252,976
4.50%, 01/11/21[a]	1,010	1,100,106
4.63%, 12/01/23	3,300	3,328,407

Security	Principal (000s)	Value
CorpBanca SA
3.88%, 09/22/19[a,b]	$2,800	$2,821,280
Credit Suisse AG/New York NY
1.38%, 05/26/17	750	743,923
1.70%, 04/27/18	6,750	6,680,459
1.75%, 01/29/18	5,000	4,968,333
2.30%, 05/28/19	4,000	3,973,640
3.00%, 10/29/21	3,580	3,603,851
3.63%, 09/09/24	5,781	5,795,173
4.38%, 08/05/20[a]	2,620	2,797,765
5.30%, 08/13/19	1,058	1,145,756
5.40%, 01/14/20	1,135	1,192,581
6.00%, 02/15/18[a]	1,933	2,046,493
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	4,005	3,871,682
3.13%, 12/10/20[a,b]	1,250	1,222,132
3.75%, 03/26/25[a]	2,775	2,607,270
3.80%, 09/15/22	2,665	2,606,493
Deutsche Bank AG
2.95%, 08/20/20	1,700	1,653,290
3.13%, 01/13/21	3,735	3,636,602
Series 1254
4.10%, 01/13/26[a]	995	964,200
Deutsche Bank AG/London
1.35%, 05/30/17	850	835,074
1.88%, 02/13/18	4,437	4,306,962
2.50%, 02/13/19[a]	3,050	2,976,688
3.70%, 05/30/24[a]	1,930	1,857,844
6.00%, 09/01/17	1,354	1,417,429
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)	1,000	996,286
3.10%, 06/04/20 (Call 05/04/20)	1,210	1,204,170
3.20%, 08/09/21 (Call 07/09/21)	500	493,324
4.20%, 08/08/23	5,000	5,082,574
7.00%, 04/15/20	1,250	1,402,683
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	850	849,697
2.88%, 07/27/20 (Call 06/27/20)	1,350	1,355,667

86	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.50%, 03/15/22 (Call 02/15/22)	$1,300	$1,344,464
4.30%, 01/16/24 (Call 12/16/23)	1,000	1,027,229
4.50%, 06/01/18	1,250	1,301,772
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	1,130	1,134,159
2.38%, 04/25/19 (Call 03/25/19)	2,650	2,670,548
2.88%, 10/01/21 (Call 09/01/21)	1,500	1,510,179
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)	2,320	2,309,942
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	1,000	992,517
FirstMerit Corp.
4.35%, 02/04/23	250	251,609
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	6,893	6,913,697
2.55%, 10/23/19	6,850	6,830,396
2.60%, 04/23/20 (Call 03/23/20)	9,236	9,192,240
2.63%, 01/31/19	6,250	6,283,599
2.75%, 09/15/20 (Call 08/15/20)[a]	415	414,097
2.88%, 02/25/21 (Call 01/25/21)	1,995	2,000,806
2.90%, 07/19/18	3,931	3,985,205
3.50%, 01/23/25 (Call 10/23/24)	6,750	6,677,932
3.63%, 01/22/23[a]	4,300	4,374,444
3.75%, 05/22/25 (Call 02/22/25)[a]	4,385	4,421,179
3.75%, 02/25/26 (Call 11/25/25)	2,755	2,786,202
3.85%, 07/08/24 (Call 04/08/24)	5,549	5,649,148
4.00%, 03/03/24	3,180	3,280,914
4.25%, 10/21/25	2,440	2,413,036
5.25%, 07/27/21	1,350	1,495,435
5.38%, 03/15/20	2,330	2,550,950

Security	Principal (000s)	Value
5.75%, 01/24/22	$3,600	$4,074,952
5.95%, 01/18/18	2,870	3,057,719
6.00%, 06/15/20	2,594	2,913,615
6.15%, 04/01/18	8,906	9,591,553
6.25%, 09/01/17[a]	2,083	2,207,716
7.50%, 02/15/19	1,560	1,773,105
HSBC Bank PLC
7.65%, 05/01/25	800	1,001,803
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	4,100	4,380,776
HSBC Holdings PLC
4.00%, 03/30/22	2,811	2,928,459
4.25%, 03/14/24	2,535	2,485,709
4.25%, 08/18/25[a]	200	193,760
4.88%, 01/14/22	1,450	1,580,028
5.10%, 04/05/21	2,258	2,472,452
HSBC USA Inc.
1.50%, 11/13/17	120	119,117
1.63%, 01/16/18[a]	1,600	1,592,171
1.70%, 03/05/18	2,050	2,038,276
2.00%, 08/07/18[a]	2,625	2,616,350
2.25%, 06/23/19[a]	2,000	1,989,693
2.35%, 03/05/20	2,500	2,427,833
2.38%, 11/13/19	1,330	1,305,075
2.63%, 09/24/18	1,000	1,009,547
2.75%, 08/07/20[a]	2,200	2,166,405
3.50%, 06/23/24	1,500	1,495,524
5.00%, 09/27/20[a]	2,750	2,972,664
Huntington Bancshares Inc./OH
2.60%, 08/02/18 (Call 07/02/18)[a]	1,325	1,332,743
7.00%, 12/15/20[a]	235	272,970
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)	650	643,200
2.00%, 06/30/18	1,500	1,490,114
2.20%, 04/01/19 (Call 03/01/19)	3,750	3,726,437
2.40%, 04/01/20 (Call 03/01/20)	2,500	2,473,908
Industrial & Commercial Bank of China Ltd./New York
3.23%, 11/13/19	2,500	2,568,474

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Intesa Sanpaolo SpA
3.88%, 01/16/18	$1,700	$1,717,845
3.88%, 01/15/19[a]	1,500	1,522,897
5.25%, 01/12/24	2,225	2,305,842
JPMorgan Chase & Co.
1.63%, 05/15/18	2,617	2,588,564
1.80%, 01/25/18	5,692	5,674,902
2.00%, 08/15/17	2,362	2,374,124
2.20%, 10/22/19	6,500	6,467,792
2.25%, 01/23/20 (Call 12/23/19)	7,250	7,204,054
2.35%, 01/28/19[a]	3,700	3,732,994
2.55%, 10/29/20 (Call 09/29/20)[a]	5,750	5,757,075
2.55%, 03/01/21 (Call 02/01/21)	3,300	3,298,276
2.75%, 06/23/20 (Call 05/23/20)[a]	2,936	2,968,642
3.13%, 01/23/25 (Call 10/23/24)	4,900	4,844,976
3.20%, 01/25/23	6,844	6,889,794
3.25%, 09/23/22	3,250	3,274,618
3.38%, 05/01/23[a]	3,050	2,999,075
3.63%, 05/13/24	1,930	1,982,889
3.88%, 02/01/24	6,600	6,913,367
3.88%, 09/10/24	3,550	3,558,608
3.90%, 07/15/25 (Call 04/15/25)[a]	2,125	2,234,784
4.25%, 10/15/20	2,010	2,138,071
4.35%, 08/15/21	2,190	2,358,172
4.40%, 07/22/20[a]	4,950	5,291,677
4.50%, 01/24/22	6,450	6,979,648
4.63%, 05/10/21	1,300	1,415,739
4.95%, 03/25/20	2,050	2,228,854
6.00%, 01/15/18[a]	1,610	1,721,827
6.13%, 06/27/17	3,260	3,432,680
6.30%, 04/23/19	2,400	2,673,098
Series H
1.70%, 03/01/18 (Call 02/01/18)[a]	6,750	6,708,989
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	8,311	8,807,443
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	1,250	1,246,677

Security	Principal (000s)	Value
1.70%, 06/01/18	$2,750	$2,732,420
2.25%, 03/16/20	1,405	1,387,773
2.50%, 12/15/19	625	624,710
3.18%, 10/15/27	2,500	2,529,395
3.30%, 06/01/25[a]	1,000	1,012,625
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	2,450	2,447,338
5.10%, 03/24/21	3,149	3,454,182
KfW
0.75%, 03/17/17	11,430	11,422,032
0.88%, 12/15/17	9,800	9,787,445
1.00%, 01/26/18[a]	10,000	10,005,143
1.00%, 06/11/18[a]	4,900	4,889,842
1.13%, 08/06/18	11,050	11,059,324
1.13%, 11/16/18	5,000	5,000,032
1.50%, 02/06/19	2,500	2,522,226
1.50%, 04/20/20	9,400	9,426,416
1.75%, 10/15/19	3,100	3,145,307
1.88%, 04/01/19	3,360	3,426,314
1.88%, 06/30/20	7,930	8,067,532
2.00%, 05/02/25[a]	18,860	18,931,498
2.13%, 01/17/23	8,950	9,146,016
2.38%, 08/25/21[a]	3,050	3,171,121
2.50%, 11/20/24	5,480	5,725,091
2.63%, 01/25/22	4,850	5,107,667
2.75%, 09/08/20	1,850	1,954,751
2.75%, 10/01/20	7,070	7,475,762
4.00%, 01/27/20	4,768	5,236,948
4.50%, 07/16/18	1,747	1,887,255
4.88%, 06/17/19	2,690	3,002,314
Series G
4.38%, 03/15/18	1,600	1,707,330
Korea Development Bank (The)
1.50%, 01/22/18	3,500	3,483,675
2.50%, 03/11/20	1,700	1,731,328
2.50%, 01/13/21	2,500	2,537,736
3.00%, 09/14/22[a]	3,000	3,106,208
3.50%, 08/22/17	2,930	3,011,193
3.75%, 01/22/24	500	538,878
3.88%, 05/04/17	450	462,280
4.63%, 11/16/21	3,000	3,379,385
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	6,400	6,392,419

88	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
1.38%, 10/23/19	$3,040	$3,047,033
1.75%, 04/15/19	215	218,576
1.88%, 09/17/18	1,500	1,531,127
2.00%, 01/13/25[a]	7,070	7,104,610
2.25%, 10/01/21	500	516,203
2.38%, 09/13/17	2,000	2,044,427
Lloyds Bank PLC
1.75%, 03/16/18	2,000	1,988,475
2.00%, 08/17/18	2,500	2,488,583
2.05%, 01/22/19	1,000	995,466
2.35%, 09/05/19	500	501,470
2.40%, 03/17/20	3,750	3,727,487
3.50%, 05/14/25[a]	3,000	3,032,607
4.20%, 03/28/17	709	729,012
6.38%, 01/21/21	2,717	3,188,860
Lloyds Banking Group PLC
4.50%, 11/04/24[a]	1,010	999,847
4.58%, 12/10/25[a,b]	2,500	2,459,379
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	4,250	4,213,042
2.25%, 07/25/19 (Call 06/25/19)	1,910	1,912,283
2.90%, 02/06/25 (Call 01/06/25)	1,500	1,466,553
5.63%, 12/01/21 (Call 12/01/16)[d]	2,500	2,450,000
6.63%, 12/04/17	1,000	1,077,825
Mellon Funding Corp.
5.50%, 11/15/18[a]	1,160	1,260,244
Morgan Stanley
1.88%, 01/05/18	861	857,327
2.13%, 04/25/18	2,450	2,447,592
2.38%, 07/23/19	3,861	3,850,032
2.45%, 02/01/19	1,190	1,194,579
2.50%, 01/24/19	3,480	3,499,128
2.65%, 01/27/20[a]	4,718	4,717,728
2.80%, 06/16/20[a]	4,750	4,770,707
3.70%, 10/23/24	4,280	4,330,072
3.75%, 02/25/23	2,600	2,665,693
3.88%, 01/27/26	4,575	4,689,963
4.00%, 07/23/25	3,650	3,762,085
4.10%, 05/22/23	1,800	1,812,091
4.75%, 03/22/17	5,511	5,684,061

Security	Principal (000s)	Value
4.88%, 11/01/22	$6,000	$6,314,581
5.00%, 11/24/25	3,000	3,143,153
5.50%, 01/26/20[a]	2,900	3,188,487
5.50%, 07/24/20	3,800	4,218,078
5.50%, 07/28/21	4,020	4,503,005
5.63%, 09/23/19	2,483	2,731,305
5.75%, 01/25/21	6,330	7,141,791
5.95%, 12/28/17	1,300	1,386,898
6.25%, 08/28/17	1,714	1,820,750
6.63%, 04/01/18	10,324	11,217,834
7.30%, 05/13/19	1,930	2,202,711
Series F
3.88%, 04/29/24	2,500	2,567,528
5.55%, 04/27/17	2,180	2,271,957
MUFG Union Bank N.A.
2.13%, 06/16/17	4,850	4,873,603
2.25%, 05/06/19 (Call 04/06/19)	3,750	3,720,044
2.63%, 09/26/18 (Call 08/26/18)	1,750	1,764,029
National Australia Bank Ltd./New York
1.88%, 07/23/18	4,500	4,503,487
2.00%, 01/14/19	2,000	2,003,739
2.63%, 07/23/20	1,000	1,012,610
2.63%, 01/14/21	1,000	1,008,375
2.75%, 03/09/17	4,950	5,020,541
3.00%, 01/20/23	2,500	2,524,616
3.38%, 01/14/26[a]	1,110	1,139,444
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	3,250	3,234,329
2.10%, 12/14/18	1,500	1,502,347
National City Bank of Indiana
4.25%, 07/01/18	220	229,477
National City Corp.
6.88%, 05/15/19	1,470	1,654,163
Northern Trust Corp.
2.38%, 08/02/22	25	24,711
3.38%, 08/23/21	1,575	1,655,760
3.45%, 11/04/20[a]	807	852,626
Oesterreichische Kontrollbank AG
0.75%, 05/19/17	750	749,075
1.13%, 05/29/18	1,400	1,399,147

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
1.38%, 02/10/20[a]	$2,450	$2,442,096
1.50%, 10/21/20	9,980	9,966,802
1.63%, 03/12/19[a]	180	181,946
2.38%, 10/01/21	1,400	1,449,321
5.00%, 04/25/17	2,300	2,407,575
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[e]	1,000	994,360
2.20%, 01/28/19 (Call 12/29/18)[e]	750	754,878
2.25%, 07/02/19 (Call 06/02/19)[e]	500	502,777
2.30%, 06/01/20 (Call 05/02/20)[e]	4,250	4,246,403
2.70%, 11/01/22 (Call 10/01/22)[e]	1,500	1,466,629
2.95%, 01/30/23 (Call 12/30/22)[e]	3,000	2,982,998
3.80%, 07/25/23 (Call 06/25/23)[e]	1,500	1,564,133
4.88%, 09/21/17[e]	340	354,940
6.00%, 12/07/17[e]	4,750	5,057,357
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[c,e]	3,470	3,455,878
3.90%, 04/29/24 (Call 03/29/24)[e]	1,000	1,032,094
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[e]	1,862	1,920,676
4.38%, 08/11/20[e]	4,592	4,947,736
5.13%, 02/08/20[e]	1,391	1,528,624
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	2,500	2,485,242
7.50%, 05/15/18	1,750	1,913,148
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	2,125	2,102,691
3.20%, 02/08/21 (Call 01/08/21)	1,000	999,025
Royal Bank of Canada
1.40%, 10/13/17	2,000	1,995,490

Security	Principal (000s)	Value
1.50%, 01/16/18[a]	$1,590	$1,586,731
1.80%, 07/30/18	2,200	2,196,810
2.00%, 12/10/18	2,525	2,528,944
2.15%, 03/15/19[a]	5,300	5,329,177
2.15%, 03/06/20	772	768,845
2.20%, 07/27/18[a]	775	781,175
2.35%, 10/30/20[a]	2,500	2,505,329
2.50%, 01/19/21	1,500	1,511,200
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	1,500	1,490,981
6.40%, 10/21/19	2,233	2,415,637
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	2,000	1,976,790
8.75%, 05/30/18	250	278,741
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)[a]	1,427	1,376,930
Santander Issuances SAU
5.18%, 11/19/25	2,400	2,224,353
Santander UK Group Holdings PLC
2.88%, 10/16/20	1,135	1,115,819
3.13%, 01/08/21	1,995	1,979,304
Societe Generale SA
2.63%, 10/01/18[a]	2,500	2,536,506
2.75%, 10/12/17	1,750	1,770,959
State Street Bank & Trust Co.
5.25%, 10/15/18	1,000	1,077,503
State Street Corp.
2.55%, 08/18/20[a]	4,120	4,177,248
3.10%, 05/15/23	1,200	1,204,497
3.70%, 11/20/23	2,350	2,480,575
4.38%, 03/07/21	2,972	3,244,744
4.96%, 03/15/18	1,000	1,048,730
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	4,500	4,463,459
1.75%, 01/16/18	2,500	2,491,209
1.80%, 07/18/17	700	699,601
2.45%, 01/10/19	250	252,326
2.45%, 01/16/20	4,450	4,454,652
2.45%, 10/20/20	1,000	994,719
2.65%, 07/23/20	2,500	2,513,281
3.20%, 07/18/22	1,250	1,266,485

90	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.40%, 07/11/24[a]	$3,250	$3,301,746
3.95%, 01/10/24	3,550	3,753,516
SunTrust Bank/Atlanta GA
2.75%, 05/01/23 (Call 04/01/23)	1,000	970,031
7.25%, 03/15/18	700	761,428
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	200	199,792
2.50%, 05/01/19 (Call 04/01/19)	708	709,828
2.90%, 03/03/21	1,500	1,496,745
6.00%, 09/11/17	750	795,013
SVB Financial Group
3.50%, 01/29/25	750	741,982
5.38%, 09/15/20	150	165,538
Svenska Handelsbanken AB
1.63%, 03/21/18	250	248,923
2.40%, 10/01/20	3,500	3,504,319
2.50%, 01/25/19[a]	3,750	3,806,528
2.88%, 04/04/17	2,914	2,962,247
Toronto-Dominion Bank (The)
1.13%, 05/02/17	1,500	1,496,239
1.40%, 04/30/18[a]	3,595	3,572,959
1.63%, 03/13/18	1,650	1,649,456
1.75%, 07/23/18	3,250	3,249,264
1.95%, 01/22/19	2,000	2,003,213
2.25%, 11/05/19	3,700	3,717,878
2.50%, 12/14/20[a]	1,000	1,008,038
2.63%, 09/10/18	385	392,600
U.S. Bancorp.
1.65%, 05/15/17 (Call 04/15/17)	4,434	4,454,114
1.95%, 11/15/18 (Call 10/15/18)[a]	570	573,762
2.20%, 04/25/19 (Call 03/25/19)	1,500	1,519,507
2.95%, 07/15/22 (Call 06/15/22)	4,163	4,205,658
3.00%, 03/15/22 (Call 02/15/22)	1,163	1,200,130
3.70%, 01/30/24 (Call 12/29/23)	2,400	2,569,846

Security	Principal (000s)	Value
4.13%, 05/24/21 (Call 04/23/21)	$1,551	$1,693,779
Series F
3.60%, 09/11/24 (Call 08/11/24)	1,000	1,033,803
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	1,000	996,419
1.38%, 09/11/17 (Call 08/11/17)	615	614,594
2.13%, 10/28/19 (Call 09/28/19)	3,185	3,219,305
2.80%, 01/27/25 (Call 12/27/24)	1,000	1,002,232
UBS AG/Stamford CT
1.38%, 06/01/17[a]	2,500	2,487,168
1.80%, 03/26/18[a]	5,370	5,354,636
2.35%, 03/26/20[a]	4,000	3,996,696
2.38%, 08/14/19	5,650	5,661,646
4.88%, 08/04/20	4,640	5,125,221
5.75%, 04/25/18	1,115	1,208,888
Wachovia Corp.
5.75%, 06/15/17	1,789	1,882,311
5.75%, 02/01/18	980	1,051,793
Wells Fargo & Co.
1.40%, 09/08/17	692	690,225
1.50%, 01/16/18	3,539	3,526,526
2.10%, 05/08/17	2,900	2,924,064
2.13%, 04/22/19	2,100	2,110,334
2.15%, 01/15/19	35	35,231
2.50%, 03/04/21	2,595	2,602,141
2.60%, 07/22/20	5,000	5,049,468
3.00%, 01/22/21	1,650	1,690,711
3.00%, 02/19/25	3,045	3,023,362
3.30%, 09/09/24[a]	2,700	2,752,087
3.50%, 03/08/22	1,780	1,861,523
3.55%, 09/29/25[a]	6,100	6,330,347
4.13%, 08/15/23	600	628,780
4.48%, 01/16/24	2,051	2,189,503
4.60%, 04/01/21	5,892	6,481,695
5.63%, 12/11/17	2,803	2,997,769
Series M
3.45%, 02/13/23	4,135	4,175,431

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Series N
2.15%, 01/30/20	$13,620	$13,558,396
Wells Fargo Bank N.A.
1.65%, 01/22/18	3,500	3,509,649
5.60%, 03/15/16	100	100,160
6.00%, 11/15/17	2,279	2,445,325
Westpac Banking Corp.
1.20%, 05/19/17	2,650	2,643,887
1.50%, 12/01/17[a]	2,500	2,491,848
1.55%, 05/25/18	950	945,034
1.60%, 01/12/18[a]	1,321	1,318,350
2.00%, 08/14/17[a]	2,426	2,440,938
2.25%, 07/30/18	1,550	1,564,873
2.25%, 01/17/19[a]	2,300	2,318,399
2.30%, 05/26/20[a]	1,950	1,948,309
2.60%, 11/23/20	5,000	5,047,245
4.63%, 06/01/18	580	606,920
4.88%, 11/19/19	1,120	1,223,709

		1,467,269,226
BEVERAGES — 2.51%
Anheuser-Busch Companies LLC
5.00%, 03/01/19[a]	1,220	1,325,597
5.50%, 01/15/18	3,930	4,202,346
5.60%, 03/01/17	250	260,413
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	2,200	2,192,215
1.90%, 02/01/19	3,875	3,911,026
2.15%, 02/01/19	3,248	3,286,397
2.63%, 01/17/23	5,400	5,334,074
2.65%, 02/01/21 (Call 01/01/21)	12,662	12,868,678
3.30%, 02/01/23 (Call 12/01/22)	8,500	8,722,799
3.65%, 02/01/26 (Call 11/01/25)	13,900	14,321,625
3.70%, 02/01/24[a]	4,275	4,496,343
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	2,002	1,997,482
2.50%, 07/15/22	1,000	987,123
4.38%, 02/15/21[a]	795	867,116
5.00%, 04/15/20	548	604,242

Security	Principal (000s)	Value
5.38%, 01/15/20	$1,805	$2,004,415
6.88%, 11/15/19	1,250	1,458,632
7.75%, 01/15/19	1,688	1,956,917
Beam Suntory Inc.
1.75%, 06/15/18	535	526,806
1.88%, 05/15/17	600	598,810
3.25%, 05/15/22 (Call 02/15/22)	975	965,706
Bottling Group LLC
5.13%, 01/15/19	2,333	2,564,137
Brown-Forman Corp.
1.00%, 01/15/18	70	69,303
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	1,000	1,026,360
Coca-Cola Co. (The)
0.88%, 10/27/17[a]	330	329,640
1.15%, 04/01/18[a]	600	600,720
1.65%, 03/14/18[a]	1,606	1,625,637
1.65%, 11/01/18[a]	5,180	5,255,812
1.88%, 10/27/20	1,600	1,609,520
2.45%, 11/01/20	2,734	2,824,194
2.50%, 04/01/23[a]	4,500	4,575,826
2.88%, 10/27/25	2,080	2,121,156
3.15%, 11/15/20	2,204	2,342,636
3.20%, 11/01/23	2,188	2,311,238
3.30%, 09/01/21	1,085	1,159,800
Coca-Cola Enterprises Inc.
3.25%, 08/19/21 (Call 05/19/21)	700	714,478
3.50%, 09/15/20	1,250	1,299,429
4.50%, 09/01/21 (Call 06/01/21)	1,680	1,812,536
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	3,300	3,318,572
Diageo Capital PLC
1.13%, 04/29/18	875	863,054
1.50%, 05/11/17	2,290	2,294,274
2.63%, 04/29/23 (Call 01/29/23)	4,214	4,222,942
4.83%, 07/15/20	475	525,891
5.75%, 10/23/17[a]	1,053	1,124,129
Diageo Investment Corp.
2.88%, 05/11/22	1,396	1,420,112

92	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20	$1,080	$1,075,148
2.60%, 01/15/19	180	183,695
2.70%, 11/15/22 (Call 08/15/22)	1,000	992,619
3.20%, 11/15/21 (Call 08/15/21)	1,130	1,165,950
3.40%, 11/15/25 (Call 08/15/25)	950	966,844
Molson Coors Brewing Co.
2.00%, 05/01/17	740	741,766
3.50%, 05/01/22	500	513,363
PepsiAmericas Inc.
5.00%, 05/15/17	180	188,289
PepsiCo Inc.
1.25%, 08/13/17[a]	2,600	2,607,031
1.25%, 04/30/18[a]	675	674,832
1.50%, 02/22/19	1,165	1,168,641
1.85%, 04/30/20 (Call 03/30/20)[a]	1,000	1,001,124
2.15%, 10/14/20 (Call 09/14/20)	1,750	1,768,832
2.25%, 01/07/19 (Call 12/07/18)	1,000	1,020,730
2.75%, 03/05/22	2,546	2,625,716
2.75%, 03/01/23	2,100	2,157,863
2.75%, 04/30/25 (Call 01/30/25)	1,000	1,006,207
2.85%, 02/24/26 (Call 11/24/25)	485	492,392
3.00%, 08/25/21	1,055	1,103,867
3.10%, 07/17/22 (Call 05/17/22)	1,500	1,572,529
3.13%, 11/01/20	530	558,340
3.50%, 07/17/25 (Call 04/17/25)[a]	1,750	1,869,720
3.60%, 03/01/24 (Call 12/01/23)	1,038	1,117,921
4.50%, 01/15/20	1,922	2,115,893
5.00%, 06/01/18	815	877,456
7.90%, 11/01/18	2,045	2,370,537
Series 1
1.00%, 10/13/17	940	938,174

		151,775,637

Security	Principal (000s)	Value
BIOTECHNOLOGY — 1.15%
Amgen Inc.
1.25%, 05/22/17	$3,100	$3,089,059
2.13%, 05/15/17	1,884	1,897,063
2.13%, 05/01/20 (Call 04/01/20)	1,350	1,344,841
2.20%, 05/22/19 (Call 04/22/19)	2,513	2,538,760
2.70%, 05/01/22 (Call 03/01/22)	2,420	2,389,939
3.13%, 05/01/25 (Call 02/01/25)[a]	2,250	2,220,542
3.45%, 10/01/20	700	731,054
3.63%, 05/15/22 (Call 02/15/22)	100	103,544
3.63%, 05/22/24 (Call 02/22/24)	2,306	2,372,641
3.88%, 11/15/21 (Call 08/15/21)	1,020	1,079,290
4.10%, 06/15/21 (Call 03/15/21)	2,988	3,195,296
4.50%, 03/15/20	1,025	1,112,680
5.70%, 02/01/19	1,418	1,569,631
5.85%, 06/01/17	602	633,587
6.15%, 06/01/18	2,000	2,191,327
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	250	269,352
Biogen Inc.
2.90%, 09/15/20	3,605	3,646,179
4.05%, 09/15/25 (Call 06/15/25)[a]	2,750	2,844,551
6.88%, 03/01/18	700	763,092
Celgene Corp.
1.90%, 08/15/17	1,700	1,706,291
2.13%, 08/15/18	2,750	2,758,746
2.25%, 05/15/19	1,700	1,704,565
2.88%, 08/15/20	740	750,963
3.25%, 08/15/22	2,950	2,963,443
3.55%, 08/15/22	1,900	1,952,885
3.63%, 05/15/24 (Call 02/15/24)	750	756,909
3.88%, 08/15/25 (Call 05/15/25)[a]	4,250	4,370,777

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.95%, 10/15/20	$800	$845,974
4.00%, 08/15/23	535	558,082
Gilead Sciences Inc.
1.85%, 09/04/18[a]	225	226,979
2.05%, 04/01/19	2,350	2,377,255
2.35%, 02/01/20	3,743	3,782,033
2.55%, 09/01/20	1,000	1,016,156
3.25%, 09/01/22 (Call 07/01/22)	895	927,663
3.50%, 02/01/25 (Call 11/01/24)	4,500	4,663,223
3.70%, 04/01/24 (Call 01/01/24)	2,150	2,260,334
4.40%, 12/01/21 (Call 09/01/21)	924	1,017,622
4.50%, 04/01/21 (Call 01/01/21)	674	742,404

		69,374,732
BUILDING MATERIALS — 0.07%
CRH America Inc.
5.75%, 01/15/21	920	1,030,699
8.13%, 07/15/18	470	529,442
Martin Marietta Materials Inc.
6.60%, 04/15/18	270	288,727
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	2,145	2,172,998
4.20%, 12/01/24 (Call 09/01/24)	425	420,644

		4,442,510
CHEMICALS — 1.61%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	1,970	1,849,759
3.38%, 03/15/25 (Call 12/15/24)[a]	1,085	995,817
3.50%, 06/01/23 (Call 03/01/23)	1,050	1,001,809
Air Products & Chemicals Inc.
1.20%, 10/15/17	900	895,091
2.75%, 02/03/23	1,000	1,005,565
3.00%, 11/03/21[a]	618	630,251

Security	Principal (000s)	Value
3.35%, 07/31/24 (Call 04/30/24)	$635	$653,720
4.38%, 08/21/19	250	268,406
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	70	69,544
2.38%, 02/15/20 (Call 01/15/20)	625	625,089
2.90%, 11/15/22 (Call 08/15/22)	1,550	1,524,744
3.65%, 07/15/24 (Call 04/15/24)	725	738,221
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	1,000	982,572
4.50%, 12/15/20 (Call 09/15/20)	1,000	1,025,938
Braskem Finance Ltd.
6.45%, 02/03/24[a]	1,250	1,125,000
Cabot Corp.
3.70%, 07/15/22	650	643,747
CF Industries Inc.
3.45%, 06/01/23[a]	20	18,315
6.88%, 05/01/18	1,900	2,043,214
7.13%, 05/01/20	600	671,965
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	663	629,283
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	3,875	3,835,098
3.50%, 10/01/24 (Call 07/01/24)[a]	2,094	2,099,845
4.13%, 11/15/21 (Call 08/15/21)	1,684	1,776,840
4.25%, 11/15/20 (Call 08/15/20)	929	987,411
5.70%, 05/15/18	585	626,971
8.55%, 05/15/19	3,132	3,673,688
Eastman Chemical Co.
2.40%, 06/01/17	1,400	1,407,006
2.70%, 01/15/20 (Call 12/15/19)	2,770	2,727,699

94	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.60%, 08/15/22 (Call 05/15/22)	$2,462	$2,444,982
4.50%, 01/15/21 (Call 10/15/20)	350	366,018
Ecolab Inc.
1.45%, 12/08/17	1,450	1,440,151
2.25%, 01/12/20	2,050	2,048,375
3.25%, 01/14/23 (Call 11/14/22)	1,050	1,067,927
4.35%, 12/08/21	512	556,231
EI du Pont de Nemours & Co.
2.80%, 02/15/23[a]	3,118	3,042,413
3.63%, 01/15/21[a]	500	525,144
4.25%, 04/01/21	725	780,845
4.63%, 01/15/20	1,845	2,005,065
5.75%, 03/15/19[a]	775	855,140
6.00%, 07/15/18	1,521	1,659,693
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	700	686,541
4.10%, 02/01/24 (Call 11/01/23)	1,000	980,669
Lubrizol Corp.
8.88%, 02/01/19	541	645,643
LYB International Finance BV
4.00%, 07/15/23	2,220	2,249,483
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	5,350	5,625,475
5.75%, 04/15/24 (Call 01/15/24)	1,600	1,789,647
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)[a]	850	716,666
5.25%, 03/01/22	790	749,573
Monsanto Co.
2.13%, 07/15/19	1,802	1,791,086
2.20%, 07/15/22 (Call 04/15/22)	750	705,527
2.75%, 07/15/21[a]	600	595,924
2.85%, 04/15/25 (Call 01/15/25)[a]	1,120	1,060,069
3.38%, 07/15/24 (Call 04/15/24)[a]	830	820,054

Security	Principal (000s)	Value
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	$1,540	$1,525,341
4.25%, 11/15/23 (Call 08/15/23)[a]	1,000	974,836
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	1,850	1,718,085
3.25%, 12/01/17	1,100	1,117,961
3.63%, 03/15/24 (Call 12/15/23)	1,725	1,693,533
4.88%, 03/30/20	105	113,399
6.50%, 05/15/19	581	651,899
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	500	492,768
3.60%, 11/15/20	550	563,464
Praxair Inc.
1.25%, 11/07/18	1,050	1,040,886
2.20%, 08/15/22 (Call 05/15/22)	11	10,813
2.25%, 09/24/20[a]	900	910,272
2.45%, 02/15/22 (Call 11/15/21)	613	615,380
2.65%, 02/05/25 (Call 11/05/24)	865	865,589
2.70%, 02/21/23 (Call 11/21/22)	2,900	2,928,322
3.00%, 09/01/21[a]	1,000	1,034,555
4.05%, 03/15/21	500	543,214
4.50%, 08/15/19	1,247	1,352,214
Rohm & Haas Co.
6.00%, 09/15/17	3,071	3,249,406
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)[a]	1,235	1,192,729
6.13%, 10/15/19	1,030	1,120,732
Sherwin-Williams Co. (The)
1.35%, 12/15/17	523	521,696
3.45%, 08/01/25 (Call 05/01/25)	450	477,576
Syngenta Finance NV
3.13%, 03/28/22	500	492,852

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	$1,700	$1,765,804
7.25%, 06/15/19	400	452,673
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	400	398,027

		97,564,975
COMMERCIAL SERVICES — 0.55%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)[a]	780	795,935
3.38%, 09/15/25 (Call 06/15/25)	1,590	1,677,509
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)[a]	1,000	1,033,338
5.50%, 11/01/22 (Call 05/01/22)[a]	1,370	1,464,165
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	318	351,272
Catholic Health Initiatives
1.60%, 11/01/17	1,850	1,849,336
2.95%, 11/01/22	327	328,546
Cornell University
5.45%, 02/01/19	325	362,362
Emory University
5.63%, 09/01/19	180	205,805
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	1,300	1,325,227
MasterCard Inc.
2.00%, 04/01/19[a]	1,279	1,298,488
3.38%, 04/01/24	1,344	1,407,348
McGraw Hill Financial Inc.
2.50%, 08/15/18[a]	560	562,770
3.30%, 08/14/20 (Call 07/14/20)	645	659,060
4.00%, 06/15/25 (Call 03/15/25)	1,000	1,023,534
5.90%, 11/15/17	1,225	1,292,183

Security	Principal (000s)	Value
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)[a]	$2,335	$2,527,105
5.50%, 09/01/20	800	892,989
Princeton University Series A
4.95%, 03/01/19	878	970,285
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	625	624,742
3.75%, 08/15/21 (Call 06/15/21)	745	749,594
4.25%, 08/15/24 (Call 05/15/24)	3,300	3,301,973
Total System Services Inc.
2.38%, 06/01/18	1,600	1,565,013
Trustees of Dartmouth College
4.75%, 06/01/19	500	554,334
Vanderbilt University (The)
5.25%, 04/01/19	270	301,152
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	1,735	1,729,417
4.13%, 09/12/22	2,300	2,351,261
5.80%, 05/01/21	125	140,124
Western Union Co. (The)
2.88%, 12/10/17	350	353,831
3.35%, 05/22/19	500	507,445
3.65%, 08/22/18[a]	550	561,876
5.25%, 04/01/20	715	761,247

		33,529,266
COMPUTERS — 1.96%
Apple Inc.
1.00%, 05/03/18	3,500	3,487,154
1.05%, 05/05/17	3,720	3,722,532
1.55%, 02/07/20	3,192	3,174,909
1.70%, 02/22/19	1,375	1,388,890
2.00%, 05/06/20[a]	3,220	3,253,431
2.10%, 05/06/19	2,800	2,857,017
2.15%, 02/09/22	500	496,372
2.25%, 02/23/21 (Call 01/23/21)	2,570	2,616,549
2.40%, 05/03/23[a]	9,338	9,251,853
2.50%, 02/09/25	5,335	5,216,917

96	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.70%, 05/13/22[a]	$2,500	$2,545,640
2.85%, 05/06/21	3,575	3,718,192
2.85%, 02/23/23 (Call 12/23/22)	1,880	1,923,363
3.20%, 05/13/25	2,555	2,637,054
3.25%, 02/23/26 (Call 11/23/25)	635	656,389
3.45%, 05/06/24	2,925	3,082,507
Cadence Design Systems Inc.
4.38%, 10/15/24 (Call 07/15/24)	811	824,296
Computer Sciences Corp.
4.45%, 09/15/22[a]	3,200	3,169,327
6.50%, 03/15/18	810	894,386
EMC Corp./MA
1.88%, 06/01/18	1,148	1,099,756
2.65%, 06/01/20	2,800	2,523,660
3.38%, 06/01/23 (Call 03/01/23)[a]	2,550	2,109,061
Hewlett Packard Enterprise Co.
2.85%, 10/05/18[a,b]	2,000	1,995,433
3.60%, 10/15/20 (Call 09/15/20)[b]	1,000	996,299
4.40%, 10/15/22 (Call 08/15/22)[b]	2,000	1,963,076
4.90%, 10/15/25 (Call 07/15/25)[b]	4,800	4,572,487
HP Inc.
2.75%, 01/14/19[a]	350	354,224
3.75%, 12/01/20[a]	91	92,635
4.05%, 09/15/22	2,200	2,147,926
4.30%, 06/01/21	2,290	2,303,652
4.38%, 09/15/21	790	793,381
4.65%, 12/09/21[a]	2,503	2,544,495
International Business Machines Corp.
1.13%, 02/06/18[a]	3,000	2,987,658
1.25%, 02/08/18	2,900	2,894,941
1.63%, 05/15/20[a]	1,600	1,584,125
1.88%, 05/15/19	350	352,201
1.88%, 08/01/22	1,750	1,678,339
1.95%, 02/12/19[a]	200	201,878
2.88%, 11/09/22	4,100	4,163,373
2.90%, 11/01/21	1,450	1,493,063

Security	Principal (000s)	Value
3.38%, 08/01/23	$2,250	$2,328,240
3.45%, 02/19/26	2,300	2,344,528
3.63%, 02/12/24	2,194	2,299,595
5.70%, 09/14/17	3,250	3,472,361
7.63%, 10/15/18[a]	2,579	2,966,214
8.38%, 11/01/19	2,402	2,950,979
Lexmark International Inc.
5.13%, 03/15/20	492	496,234
6.65%, 06/01/18[a]	1,331	1,406,320
NetApp Inc.
2.00%, 12/15/17	550	548,155
3.25%, 12/15/22 (Call 09/15/22)	1,550	1,487,039
3.38%, 06/15/21 (Call 04/15/21)	880	873,145
Seagate HDD Cayman
3.75%, 11/15/18[a]	850	833,000
4.75%, 06/01/23[a]	2,416	1,932,800
4.75%, 01/01/25	1,450	1,106,159

		118,813,210
COSMETICS & PERSONAL CARE — 0.28%
Colgate-Palmolive Co.
1.75%, 03/15/19[a]	674	683,767
1.95%, 02/01/23	269	265,024
2.30%, 05/03/22	3,400	3,460,653
2.45%, 11/15/21	2,000	2,051,408
2.63%, 05/01/17	500	509,447
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22[a]	450	449,965
Procter & Gamble Co. (The)
1.60%, 11/15/18[a]	350	354,449
1.90%, 11/01/19	1,245	1,271,098
2.30%, 02/06/22	4,500	4,569,756
2.70%, 02/02/26	730	741,380
4.70%, 02/15/19	2,323	2,557,502
Series A
9.36%, 01/01/21	75	88,596

		17,003,045
DISTRIBUTION & WHOLESALE — 0.10%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	1,000	984,289

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.50%, 03/01/23 (Call 12/01/22)	$1,150	$1,170,738
6.00%, 04/01/20	125	136,188
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	1,336	1,300,494
5.00%, 08/10/22 (Call 02/10/22)[a]	2,046	1,956,735
5.25%, 09/01/17	700	727,732

		6,276,176
DIVERSIFIED FINANCIAL SERVICES — 3.92%
Affiliated Managers Group Inc.
4.25%, 02/15/24	800	813,977
Air Lease Corp.
2.13%, 01/15/18[a]	180	174,624
2.63%, 09/04/18 (Call 08/04/18)	1,170	1,134,910
3.38%, 01/15/19 (Call 12/15/18)[a]	1,025	1,007,410
3.75%, 02/01/22 (Call 12/01/21)[a]	450	419,921
3.88%, 04/01/21 (Call 03/01/21)[a]	1,600	1,539,391
4.25%, 09/15/24 (Call 06/15/24)[a]	1,950	1,792,977
4.75%, 03/01/20[a]	1,456	1,473,377
5.63%, 04/01/17	500	511,765
Alterra Finance LLC
6.25%, 09/30/20	450	510,676
American Express Co.
2.65%, 12/02/22	1,900	1,828,954
3.63%, 12/05/24 (Call 11/04/24)	1,700	1,685,281
6.15%, 08/28/17	695	738,859
7.00%, 03/19/18	2,728	2,989,516
American Express Credit Corp.
1.13%, 06/05/17	950	942,720
1.55%, 09/22/17	128	127,527
1.88%, 11/05/18 (Call 10/05/18)[a]	4,415	4,391,329
2.13%, 07/27/18[a]	462	463,222
2.13%, 03/18/19	2,800	2,796,096
2.25%, 08/15/19	2,500	2,495,662
2.38%, 03/24/17	1,271	1,282,803

Security	Principal (000s)	Value
2.38%, 05/26/20 (Call 04/25/20)	$4,105	$4,084,224
Series F
2.60%, 09/14/20 (Call 08/14/20)	2,900	2,909,582
Ameriprise Financial Inc.
3.70%, 10/15/24[a]	1,600	1,664,569
4.00%, 10/15/23	1,505	1,595,102
5.30%, 03/15/20	950	1,056,552
7.30%, 06/28/19	135	156,800
Ameritech Capital Funding Corp.
6.45%, 01/15/18	1,420	1,523,501
Bear Stearns Companies LLC (The)
4.65%, 07/02/18	885	931,777
7.25%, 02/01/18	2,663	2,917,064
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	1,325	1,412,502
BP Capital Markets PLC
2.52%, 01/15/20	600	590,178
Capital One Bank USA N.A.
1.30%, 06/05/17 (Call 05/05/17)	450	447,529
2.25%, 02/13/19 (Call 01/13/19)	2,000	1,978,417
3.38%, 02/15/23	3,000	2,924,237
8.80%, 07/15/19	3,893	4,589,552
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	1,225	1,226,371
3.00%, 03/10/25 (Call 12/10/24)	320	322,190
3.23%, 09/01/22	735	759,141
3.45%, 02/13/26 (Call 11/13/25)	355	368,628
4.45%, 07/22/20[a]	1,177	1,292,894
CME Group Inc./IL
3.00%, 09/15/22	1,100	1,131,560
3.00%, 03/15/25 (Call 12/15/24)	1,000	996,753
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	290	275,249

98	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.85%, 11/21/22	$550	$533,430
3.95%, 11/06/24 (Call 08/06/24)	110	107,688
5.20%, 04/27/22	620	649,138
6.45%, 06/12/17	475	498,223
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)	1,620	1,668,600
Eaton Vance Corp.
6.50%, 10/02/17	746	797,028
Ford Motor Credit Co. LLC
1.68%, 09/08/17	3,000	2,964,094
1.72%, 12/06/17	2,100	2,068,759
2.38%, 01/16/18	2,700	2,686,884
2.60%, 11/04/19	3,600	3,529,822
2.88%, 10/01/18	4,515	4,513,098
3.00%, 06/12/17	1,996	2,006,159
3.66%, 09/08/24	2,051	1,988,484
4.25%, 09/20/22	3,600	3,688,672
4.38%, 08/06/23	250	257,733
5.00%, 05/15/18	4,029	4,213,485
5.75%, 02/01/21	500	546,352
5.88%, 08/02/21	1,000	1,099,644
6.63%, 08/15/17	1,092	1,156,115
8.13%, 01/15/20	2,692	3,131,496
Franklin Resources Inc.
1.38%, 09/15/17	375	374,337
2.80%, 09/15/22	877	881,108
2.85%, 03/30/25[a]	725	696,188
4.63%, 05/20/20	350	383,697
GE Capital International Funding Co.
0.96%, 04/15/16[b]	17,623	17,626,155
2.34%, 11/15/20[a,b]	3,261	3,290,096
3.37%, 11/15/25[b]	6,894	7,202,486
General Electric Co.
1.25%, 05/15/17 (Call 04/13/17)[a]	4,600	4,613,168
1.63%, 04/02/18[a]	653	658,814
2.20%, 01/09/20 (Call 12/09/19)	409	417,627
3.10%, 01/09/23	916	953,861
3.15%, 09/07/22[a]	1,060	1,109,572

Security	Principal (000s)	Value
3.45%, 05/15/24 (Call 02/13/24)[a]	$1,604	$1,708,322
4.38%, 09/16/20[a]	264	290,834
4.63%, 01/07/21	653	732,765
4.65%, 10/17/21	3,830	4,341,153
5.30%, 02/11/21	2,747	3,147,853
5.50%, 01/08/20[a]	1,327	1,510,464
5.63%, 09/15/17[a]	3,073	3,285,011
5.63%, 05/01/18	1,358	1,483,314
6.00%, 08/07/19	3,740	4,299,429
Series A
5.55%, 05/04/20	432	494,592
HSBC Finance Corp.
6.68%, 01/15/21	5,613	6,252,923
Intercontinental Exchange Inc.
2.50%, 10/15/18	262	265,250
2.75%, 12/01/20 (Call 11/01/20)	370	376,152
3.75%, 12/01/25 (Call 09/01/25)	2,820	2,908,477
4.00%, 10/15/23	2,500	2,609,936
International Lease Finance Corp.
7.13%, 09/01/18[b]	1,946	2,111,410
Invesco Finance PLC
3.13%, 11/30/22	823	838,242
3.75%, 01/15/26[a]	220	227,477
4.00%, 01/30/24	2,250	2,360,259
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)[a]	1,000	1,028,584
Jefferies Group LLC
5.13%, 04/13/18	1,431	1,462,089
5.13%, 01/20/23[a]	2,445	2,387,240
6.88%, 04/15/21	543	602,130
8.50%, 07/15/19[a]	840	949,236
Lazard Group LLC
3.75%, 02/13/25	1,000	894,558
4.25%, 11/14/20	421	432,334
Legg Mason Inc.
2.70%, 07/15/19	185	186,411
3.95%, 07/15/24	790	782,126
Murray Street Investment Trust I
4.65%, 03/09/17[c]	968	992,989

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	$525	$534,218
5.25%, 01/16/18	1,120	1,177,275
5.55%, 01/15/20[a]	1,167	1,278,508
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	750	747,940
2.00%, 01/27/20 (Call 12/27/19)	100	99,547
2.15%, 02/01/19 (Call 01/01/19)	450	455,174
2.30%, 11/15/19 (Call 10/15/19)	1,100	1,119,881
2.30%, 11/01/20 (Call 10/01/20)	715	722,113
2.70%, 02/15/23 (Call 12/15/22)	1,900	1,916,815
2.85%, 01/27/25 (Call 10/27/24)	35	35,238
3.05%, 02/15/22 (Call 11/15/21)	1,200	1,240,000
3.25%, 11/01/25 (Call 08/01/25)[a]	2,325	2,403,023
3.40%, 11/15/23 (Call 08/15/23)	500	523,103
5.45%, 02/01/18	1,000	1,072,540
10.38%, 11/01/18[a]	2,531	3,071,881
Nomura Holdings Inc.
2.75%, 03/19/19[a]	2,000	2,010,927
6.70%, 03/04/20	3,272	3,743,142
NYSE Holdings LLC
2.00%, 10/05/17	369	371,362
Raymond James Financial Inc.
8.60%, 08/15/19	200	235,330
Stifel Financial Corp.
4.25%, 07/18/24	555	547,616
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	1,340	1,329,576
2.70%, 02/03/20 (Call 01/03/20)	1,125	1,103,541
4.50%, 07/23/25 (Call 04/24/25)	1,205	1,219,315

Security	Principal (000s)	Value
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	$2,585	$2,624,214
5.60%, 12/01/19	692	775,890
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	6,235	6,342,128
2.80%, 12/14/22 (Call 10/14/22)	3,945	4,058,840
3.15%, 12/14/25 (Call 09/14/25)	6,525	6,764,110
XTRA Finance Corp.
5.15%, 04/01/17	250	260,341

		237,332,530
ELECTRIC — 3.73%
Alabama Power Co.
5.50%, 10/15/17[a]	190	201,275
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	1,000	1,014,308
3.65%, 02/15/26 (Call 11/15/25)	376	385,561
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	725	736,671
6.13%, 11/15/17	1,050	1,125,143
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	650	647,814
2.95%, 12/15/22 (Call 09/15/22)[a]	1,000	1,001,699
Appalachian Power Co.
4.60%, 03/30/21 (Call 12/30/20)	400	433,808
Series K
5.00%, 06/01/17	650	674,826
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	710	716,160
3.15%, 05/15/25 (Call 02/15/25)[a]	510	519,535
8.75%, 03/01/19	450	536,387
Avangrid Inc.
4.63%, 10/01/20	500	516,736

100	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Avista Corp.
5.13%, 04/01/22	$985	$1,113,951
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)[a]	905	922,033
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	2,150	2,138,695
2.00%, 11/15/18 (Call 10/15/18)	955	955,202
2.40%, 02/01/20 (Call 01/01/20)	700	707,923
5.75%, 04/01/18	1,383	1,488,830
Black Hills Corp.
3.95%, 01/15/26 (Call 07/15/25)	1,500	1,566,760
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	1,250	1,241,020
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	770	841,932
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	1,000	1,020,817
3.88%, 03/01/24 (Call 12/01/23)	925	964,919
5.05%, 03/15/22 (Call 12/15/21)	600	666,577
8.75%, 06/15/19	400	482,489
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)[a]	535	540,618
3.10%, 11/01/24 (Call 08/01/24)[a]	1,350	1,381,069
3.40%, 09/01/21 (Call 06/01/21)	1,350	1,425,047
4.00%, 08/01/20 (Call 05/01/20)	500	536,451
5.80%, 03/15/18	677	733,219

Security	Principal (000s)	Value
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	$1,100	$1,093,701
5.65%, 05/01/18	1,045	1,134,948
Series 09-A
5.50%, 02/01/19	300	333,095
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	1,775	1,923,542
7.13%, 12/01/18	1,666	1,899,470
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	1,200	1,317,319
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	500	512,662
3.38%, 08/15/23 (Call 05/15/23)	375	394,210
5.65%, 09/15/18	270	295,038
5.65%, 04/15/20	315	359,984
6.13%, 03/15/19	750	844,022
6.70%, 09/15/19	894	1,034,788
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	19	20,032
Dominion Resources Inc./VA
1.25%, 03/15/17	1,800	1,794,610
1.90%, 06/15/18	600	596,773
2.50%, 12/01/19 (Call 11/01/19)	105	105,320
3.63%, 12/01/24 (Call 09/01/24)	1,450	1,442,812
3.90%, 10/01/25 (Call 07/01/25)[a]	2,350	2,379,172
4.45%, 03/15/21	1,550	1,675,365
5.20%, 08/15/19	1,680	1,836,110
6.40%, 06/15/18	450	491,824
Series B
2.75%, 09/15/22 (Call 06/15/22)	240	232,000
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	475	504,042

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.90%, 06/01/21 (Call 03/01/21)	$1,150	$1,241,450
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)[a]	1,005	1,011,598
3.30%, 06/15/22 (Call 04/15/22)[b]	1,200	1,230,730
3.85%, 12/01/23 (Call 09/01/23)	525	552,918
Series C
3.50%, 06/01/24 (Call 03/01/24)[a]	1,130	1,150,450
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	510	553,137
7.00%, 11/15/18	639	726,494
Duke Energy Corp.
1.63%, 08/15/17	1,829	1,828,040
2.10%, 06/15/18 (Call 05/15/18)	270	270,512
3.05%, 08/15/22 (Call 05/15/22)	750	753,338
3.55%, 09/15/21 (Call 06/15/21)	1,275	1,329,946
3.75%, 04/15/24 (Call 01/15/24)[a]	970	997,247
3.95%, 10/15/23 (Call 07/15/23)	850	882,439
5.05%, 09/15/19	425	464,010
6.25%, 06/15/18[a]	740	807,529
Duke Energy Florida LLC
3.10%, 08/15/21 (Call 05/15/21)	560	584,073
4.55%, 04/01/20	65	71,010
5.65%, 06/15/18	633	689,755
Duke Energy Indiana LLC
3.75%, 07/15/20[a]	750	802,684
Duke Energy Ohio Inc.
3.80%, 09/01/23 (Call 06/01/23)	950	1,018,982
5.45%, 04/01/19	1,300	1,445,304
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	1,753	1,794,518

Security	Principal (000s)	Value
3.00%, 09/15/21 (Call 06/15/21)	$750	$783,585
3.25%, 08/15/25 (Call 05/15/25)[a]	880	908,967
5.30%, 01/15/19	360	396,574
Edison International
3.75%, 09/15/17	500	515,413
Empresa Nacional de Electricidad SA/Chile
4.25%, 04/15/24 (Call 01/15/24)	100	99,997
Entergy Arkansas Inc.
3.05%, 06/01/23 (Call 03/01/23)	790	796,393
3.50%, 04/01/26 (Call 01/01/26)	1,000	1,051,809
3.70%, 06/01/24 (Call 03/01/24)[a]	900	948,357
3.75%, 02/15/21 (Call 11/15/20)	850	899,185
Entergy Corp.
5.13%, 09/15/20 (Call 06/15/20)	1,000	1,089,946
Entergy Gulf States Louisiana LLC
3.95%, 10/01/20 (Call 07/01/20)	500	534,460
6.00%, 05/01/18	550	598,346
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	180	194,784
6.50%, 09/01/18	1,000	1,113,314
Entergy Texas Inc.
7.13%, 02/01/19	455	517,788
Eversource Energy
1.45%, 05/01/18 (Call 04/01/18)	420	415,638
2.80%, 05/01/23 (Call 02/01/23)	450	440,203
4.50%, 11/15/19	425	458,608
Series H
3.15%, 01/15/25 (Call 10/15/24)[a]	1,015	1,004,021
Exelon Corp.
1.55%, 06/09/17	135	134,591

102	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.85%, 06/15/20 (Call 05/15/20)	$250	$252,261
3.95%, 06/15/25 (Call 03/15/25)[b]	715	723,609
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	1,000	999,209
4.00%, 10/01/20 (Call 07/01/20)[a]	1,700	1,756,649
4.25%, 06/15/22 (Call 03/15/22)[a]	1,000	1,012,150
5.20%, 10/01/19	1,400	1,510,671
6.20%, 10/01/17[a]	1,000	1,061,539
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	175	186,498
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)[a]	69	70,317
3.13%, 12/01/25 (Call 06/01/25)	790	821,156
3.25%, 06/01/24 (Call 12/01/23)	325	340,636
5.55%, 11/01/17	845	903,402
Georgia Power Co.
1.95%, 12/01/18	1,000	1,004,493
2.85%, 05/15/22[a]	1,000	1,003,873
4.25%, 12/01/19	1,020	1,100,098
5.40%, 06/01/18	300	323,415
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	350	378,651
5.29%, 06/15/22 (Call 03/15/22)[c]	375	416,219
Hydro-Quebec
1.38%, 06/19/17	1,750	1,760,148
8.40%, 01/15/22	615	813,138
9.40%, 02/01/21	200	265,418
Iberdrola International BV
5.81%, 03/15/25	35	39,648
Indiana Michigan Power Co.
7.00%, 03/15/19	1,050	1,187,020
Series J
3.20%, 03/15/23 (Call 12/15/22)	500	506,378

Security	Principal (000s)	Value
Integrys Holding Inc.
4.17%, 11/01/20	$500	$539,498
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	1,500	1,571,211
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	495	483,156
Jersey Central Power & Light Co.
5.65%, 06/01/17	1,300	1,353,448
7.35%, 02/01/19	1,070	1,201,815
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	646	646,353
3.65%, 08/15/25 (Call 05/15/25)	1,250	1,305,604
5.85%, 06/15/17	525	551,667
6.38%, 03/01/18	120	130,387
7.15%, 04/01/19	950	1,098,274
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	638	673,735
3.30%, 10/01/25 (Call 07/01/25)	1,000	1,048,267
LG&E and KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	300	315,703
4.38%, 10/01/21 (Call 07/01/21)	400	429,554
Louisville Gas & Electric Co.
Series 25
3.30%, 10/01/25 (Call 07/01/25)	525	550,340
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	110	116,629
3.70%, 09/15/23 (Call 06/15/23)	1,872	2,011,659
5.30%, 03/15/18	1,370	1,470,088
Nevada Power Co.
6.50%, 08/01/18	550	609,590
7.13%, 03/15/19	1,590	1,813,289
Series O
6.50%, 05/15/18	500	549,872

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	$2,500	$2,495,193
2.40%, 09/15/19 (Call 08/15/19)	945	943,645
3.63%, 06/15/23 (Call 03/15/23)	555	567,251
4.50%, 06/01/21 (Call 03/01/21)	570	615,712
6.00%, 03/01/19	1,000	1,100,483
6.65%, 06/15/67 (Call 06/15/17)[d]	718	538,500
Series D
7.30%, 09/01/67 (Call 09/01/17)[d]	300	285,000
NiSource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)	1,175	1,228,642
5.45%, 09/15/20	373	411,720
6.13%, 03/01/22	446	518,789
6.40%, 03/15/18	505	547,675
6.80%, 01/15/19	870	968,869
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	1,750	1,732,126
5.25%, 03/01/18	70	75,165
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	500	497,677
3.25%, 11/15/25 (Call 08/15/25)	75	78,159
5.63%, 11/15/17	250	266,675
Oglethorpe Power Corp.
6.10%, 03/15/19	375	414,701
Ohio Power Co.
6.05%, 05/01/18	600	649,371
Series M
5.38%, 10/01/21	630	712,559
Oklahoma Gas & Electric Co.
6.35%, 09/01/18	120	133,004
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	840	834,437

Security	Principal (000s)	Value
4.10%, 06/01/22 (Call 03/01/22)	$850	$909,608
6.80%, 09/01/18	1,950	2,159,924
7.00%, 09/01/22	1,579	1,916,099
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)[a]	3,100	3,068,649
3.25%, 09/15/21 (Call 06/15/21)[a]	148	154,282
3.40%, 08/15/24 (Call 05/15/24)	855	885,951
3.50%, 10/01/20 (Call 07/01/20)	356	375,618
3.50%, 06/15/25 (Call 03/15/25)[a]	1,000	1,048,111
3.75%, 02/15/24 (Call 11/15/23)	820	873,596
4.25%, 05/15/21 (Call 02/15/21)	1,000	1,087,353
5.63%, 11/30/17	300	320,062
8.25%, 10/15/18	500	581,643
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	740	762,591
3.35%, 07/01/25 (Call 04/01/25)[a]	2,400	2,504,967
3.85%, 06/15/21 (Call 03/15/21)	1,140	1,221,303
5.50%, 01/15/19	500	549,889
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	1,000	997,216
3.15%, 10/15/25 (Call 07/15/25)	1,300	1,343,654
5.35%, 03/01/18	500	536,849
Pennsylvania Electric Co.
5.20%, 04/01/20	400	424,539
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	1,105	1,113,954
Portland General Electric Co.
6.10%, 04/15/19	400	444,732

104	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	$1,600	$1,699,267
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	450	448,798
3.40%, 06/01/23 (Call 03/01/23)[a]	555	565,708
3.95%, 03/15/24 (Call 12/15/23)	1,000	1,051,981
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	1,055	1,062,867
3.00%, 09/15/21 (Call 06/15/21)	800	830,938
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	1,460	1,466,114
4.40%, 01/15/21 (Call 10/15/20)	1,900	2,033,407
4.88%, 12/01/19	450	488,646
7.05%, 03/15/19	1,898	2,150,227
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)	750	779,203
4.30%, 11/15/23 (Call 08/15/23)[a]	900	883,095
5.13%, 04/15/20[a]	618	673,020
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,500	1,493,548
2.90%, 05/15/25 (Call 11/15/24)	2,010	2,058,042
5.13%, 06/01/19	140	154,103
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)[a]	575	594,720
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	134,594
5.15%, 12/01/19	640	703,642
Public Service Electric & Gas Co.
1.90%, 03/15/21	350	349,447
2.00%, 08/15/19 (Call 07/15/19)	180	181,395

Security	Principal (000s)	Value
2.38%, 05/15/23 (Call 02/15/23)	$2,261	$2,251,117
3.00%, 05/15/25 (Call 02/15/25)	550	564,756
3.05%, 11/15/24 (Call 08/15/24)[a]	725	747,878
3.15%, 08/15/24 (Call 05/15/24)	75	77,968
3.50%, 08/15/20	345	365,875
Series I
1.80%, 06/01/19 (Call 05/01/19)	200	200,230
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	1,425	1,414,893
5.63%, 07/15/22 (Call 04/15/22)	800	898,993
6.00%, 09/01/21	285	326,171
San Diego Gas & Electric Co.
3.00%, 08/15/21	1,100	1,146,659
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	1,020	1,030,484
4.75%, 05/15/21 (Call 02/15/21)	371	391,563
South Carolina Electric & Gas Co.
5.25%, 11/01/18	470	512,132
6.50%, 11/01/18	350	392,228
Southern California Edison Co.
1.85%, 02/01/22	257	255,066
3.88%, 06/01/21 (Call 03/01/21)	2,212	2,391,837
Series 14-B
1.13%, 05/01/17	560	558,922
Series C
3.50%, 10/01/23 (Call 07/01/23)[a]	1,145	1,216,457
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	2,750	2,730,492
2.75%, 06/15/20 (Call 05/15/20)	2,000	2,006,208
Southern Power Co.
1.85%, 12/01/17	650	650,086

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.38%, 06/01/20 (Call 05/01/20)	$975	$958,439
4.15%, 12/01/25 (Call 09/01/25)[a]	1,600	1,607,284
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	500	520,428
6.45%, 01/15/19	774	863,618
Series F
5.88%, 03/01/18	650	700,851
Southwestern Public Service Co. Series G
8.75%, 12/01/18	825	974,668
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	1,050	1,080,200
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	1,270	1,270,660
5.40%, 05/15/21	400	456,880
6.10%, 05/15/18	300	326,457
TECO Finance Inc.
5.15%, 03/15/20	695	757,753
TransAlta Corp.
1.90%, 06/03/17	1,100	1,031,250
4.50%, 11/15/22 (Call 08/15/22)	675	438,750
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	401	391,949
5.15%, 11/15/21 (Call 08/15/21)	475	533,122
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	371	390,005
6.40%, 06/15/17	500	530,869
6.70%, 02/01/19	740	838,444
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	350	360,419
3.10%, 05/15/25 (Call 02/15/25)[a]	2,900	2,954,342
3.45%, 02/15/24 (Call 11/15/23)	1,227	1,282,710

Security	Principal (000s)	Value
5.00%, 06/30/19	$500	$548,892
5.40%, 04/30/18	1,016	1,095,026
5.95%, 09/15/17	800	855,328
Series A
3.15%, 01/15/26 (Call 10/15/25)	210	215,247
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	655	663,881
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	875	911,995
5.10%, 07/15/20	140	156,701
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	685	686,603
2.95%, 09/15/21 (Call 06/15/21)	650	673,524
3.10%, 06/01/25 (Call 03/01/25)[a]	1,450	1,485,403
4.25%, 12/15/19	250	269,544
Wisconsin Power & Light Co.
5.00%, 07/15/19	350	381,528
Wisconsin Public Service Corp.
1.65%, 12/04/18	760	756,706
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	450	489,455

		225,760,843
ELECTRICAL COMPONENTS & EQUIPMENT — 0.13%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	192	195,386
2.63%, 02/15/23 (Call 11/15/22)	1,262	1,262,303
3.15%, 06/01/25 (Call 03/01/25)[a]	2,250	2,299,417
4.25%, 11/15/20[a]	125	135,976
4.88%, 10/15/19	1,450	1,592,672
5.25%, 10/15/18	884	959,585
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	1,000	996,526

106	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Legrand France SA
8.50%, 02/15/25	$550	$740,114

		8,181,979
ELECTRONICS — 0.76%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	726	745,742
5.00%, 07/15/20	1,100	1,195,538
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	925	930,988
3.13%, 09/15/21 (Call 08/15/21)[a]	1,480	1,491,394
4.00%, 02/01/22 (Call 11/01/21)	1,000	1,040,057
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	1,625	1,589,658
Avnet Inc.
4.88%, 12/01/22	495	513,806
5.88%, 06/15/20	675	743,342
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	1,000	984,804
Flextronics International Ltd.
4.63%, 02/15/20	2,000	2,040,000
4.75%, 06/15/25 (Call 03/15/25)	900	855,000
5.00%, 02/15/23	550	552,750
Honeywell International Inc.
4.25%, 03/01/21	940	1,043,886
5.00%, 02/15/19	2,463	2,710,360
5.30%, 03/15/17	250	260,572
5.30%, 03/01/18	1,175	1,266,487
Jabil Circuit Inc.
4.70%, 09/15/22	2,100	2,037,000
5.63%, 12/15/20	1,200	1,242,269
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	1,000	979,250
4.55%, 10/30/24 (Call 07/30/24)	2,600	2,528,844

Security	Principal (000s)	Value
Koninklijke Philips NV
3.75%, 03/15/22	$3,096	$3,208,265
5.75%, 03/11/18	1,056	1,127,954
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	940	995,717
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	2,656	2,644,261
2.40%, 02/01/19	4,481	4,498,270
3.15%, 01/15/23 (Call 10/15/22)	1,000	979,283
3.30%, 02/15/22[a]	1,630	1,626,746
3.60%, 08/15/21 (Call 05/15/21)	679	694,002
3.65%, 12/15/25 (Call 09/15/25)	1,835	1,836,252
4.15%, 02/01/24 (Call 11/01/23)	1,490	1,550,448
4.50%, 03/01/21	1,403	1,490,856
Trimble Navigation Ltd.
4.75%, 12/01/24 (Call 09/01/24)[a]	900	894,134

		46,297,935
ENGINEERING & CONSTRUCTION — 0.10%
ABB Finance USA Inc.
1.63%, 05/08/17	959	960,493
2.88%, 05/08/22	996	1,008,050
Fluor Corp.
3.38%, 09/15/21	2,050	2,123,811
3.50%, 12/15/24 (Call 09/15/24)	2,085	2,156,441

		6,248,795
ENVIRONMENTAL CONTROL — 0.22%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	3,350	3,347,031
3.55%, 06/01/22 (Call 03/01/22)	1,146	1,195,019
3.80%, 05/15/18[a]	950	986,873
4.75%, 05/15/23 (Call 02/15/23)	700	775,863
5.00%, 03/01/20	529	577,964
5.25%, 11/15/21	795	895,175
5.50%, 09/15/19	645	712,158

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	$700	$701,964
3.13%, 03/01/25 (Call 12/01/24)	925	930,225
3.50%, 05/15/24 (Call 02/15/24)	250	259,303
4.60%, 03/01/21 (Call 12/01/20)[a]	850	919,556
6.10%, 03/15/18	2,052	2,228,214

		13,529,345
FOOD — 1.36%
Campbell Soup Co.
3.05%, 07/15/17	500	509,169
3.30%, 03/19/25 (Call 12/19/24)	1,850	1,892,489
4.25%, 04/15/21	575	621,037
4.50%, 02/15/19	585	625,679
ConAgra Foods Inc.
1.90%, 01/25/18	2,230	2,223,720
3.20%, 01/25/23 (Call 10/25/22)	977	968,537
3.25%, 09/15/22	1,261	1,248,434
7.00%, 04/15/19[a]	180	202,660
General Mills Inc.
1.40%, 10/20/17	1,500	1,497,783
2.20%, 10/21/19	150	151,350
3.15%, 12/15/21 (Call 09/15/21)	2,096	2,174,732
3.65%, 02/15/24 (Call 11/15/23)[a]	1,020	1,079,642
5.65%, 02/15/19	1,393	1,539,790
Hershey Co. (The)
1.60%, 08/21/18	40	40,231
3.20%, 08/21/25 (Call 05/21/25)	600	625,290
4.13%, 12/01/20	1,000	1,099,565
Hillshire Brands Co. (The)
4.10%, 09/15/20	798	837,708
Hormel Foods Corp.
4.13%, 04/15/21 (Call 01/15/21)	125	135,032
Ingredion Inc.
4.63%, 11/01/20	1,550	1,633,204

Security	Principal (000s)	Value
JM Smucker Co. (The)
1.75%, 03/15/18	$1,160	$1,157,422
2.50%, 03/15/20	1,000	1,008,777
3.50%, 10/15/21[a]	650	678,974
3.50%, 03/15/25[a]	2,225	2,290,904
Kellogg Co.
3.25%, 05/21/18	940	970,762
3.25%, 04/01/26	475	479,010
4.00%, 12/15/20	1,813	1,941,641
4.15%, 11/15/19	650	695,752
Kraft Foods Group Inc.
2.25%, 06/05/17	1,880	1,893,025
3.50%, 06/06/22	1,500	1,544,118
6.13%, 08/23/18	3,150	3,448,821
Kraft Heinz Foods Co.
2.00%, 07/02/18[b]	5,000	4,986,172
2.80%, 07/02/20 (Call 06/02/20)[b]	1,990	2,014,635
3.50%, 07/15/22 (Call 05/15/22)[b]	300	308,415
3.95%, 07/15/25 (Call 04/15/25)[a,b]	4,000	4,186,899
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	1,000	1,014,019
2.60%, 02/01/21 (Call 01/01/21)	960	973,039
2.95%, 11/01/21 (Call 10/01/21)	1,150	1,176,729
3.30%, 01/15/21 (Call 12/15/20)	890	931,321
3.40%, 04/15/22 (Call 01/15/22)	750	779,528
3.85%, 08/01/23 (Call 05/01/23)	800	850,400
4.00%, 02/01/24 (Call 11/01/23)	975	1,044,018
6.15%, 01/15/20	655	750,481
6.40%, 08/15/17	1,150	1,229,241
6.80%, 12/15/18	290	327,214
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	1,000	1,035,356

108	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.90%, 07/15/21 (Call 04/15/21)	$1,200	$1,282,023
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	950	954,098
4.00%, 02/01/24 (Call 11/01/23)	675	703,469
5.38%, 02/10/20[a]	919	1,016,804
6.13%, 02/01/18	769	828,471
6.13%, 08/23/18[a]	1,688	1,851,562
6.50%, 08/11/17	1,848	1,975,624
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	385	385,468
2.60%, 06/12/22	950	932,584
3.75%, 10/01/25 (Call 07/01/25)[a]	285	294,739
5.25%, 02/12/18	1,631	1,723,962
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	2,570	2,598,003
3.95%, 08/15/24 (Call 05/15/24)	550	579,928
4.50%, 06/15/22 (Call 03/15/22)	2,150	2,313,226
Unilever Capital Corp.
0.85%, 08/02/17	2,050	2,044,481
2.10%, 07/30/20	150	152,404
2.20%, 03/06/19	1,500	1,536,081
3.10%, 07/30/25[a]	560	588,442
4.25%, 02/10/21	1,569	1,741,565
4.80%, 02/15/19	1,186	1,297,559
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)[b]	500	500,290

		82,123,508
FOREST PRODUCTS & PAPER — 0.24%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	2,820	2,883,450
7.25%, 07/29/19[a]	925	1,044,334
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	70	70,642

Security	Principal (000s)	Value
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	$1,000	$945,000
Georgia-Pacific LLC
8.00%, 01/15/24	1,000	1,264,593
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	600	583,578
3.80%, 01/15/26 (Call 10/15/25)[a]	2,500	2,411,676
4.75%, 02/15/22 (Call 11/15/21)[a]	70	74,042
7.50%, 08/15/21	416	496,357
7.95%, 06/15/18[a]	3,147	3,541,715
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)	1,150	1,232,020

		14,547,407
GAS — 0.34%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	300	304,043
5.25%, 08/15/19	550	591,967
Atmos Energy Corp.
6.35%, 06/15/17	150	158,372
8.50%, 03/15/19	168	197,251
CenterPoint Energy Inc.
6.50%, 05/01/18	1,000	1,079,591
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)[a]	1,500	1,504,619
2.80%, 11/15/20 (Call 10/15/20)	2,525	2,564,350
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,220	1,046,618
4.90%, 12/01/21 (Call 09/01/21)	1,130	1,084,662
8.75%, 05/01/19	750	845,091
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	300	300,063
3.61%, 02/01/24 (Call 11/01/23)	425	444,980

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	$1,075	$1,057,823
2.88%, 10/01/22 (Call 07/01/22)	1,500	1,456,359
3.55%, 06/15/24 (Call 03/15/24)	500	502,039
6.15%, 06/15/18	1,434	1,542,646
9.80%, 02/15/19	1,220	1,467,059
Southern California Gas Co.
1.55%, 06/15/18	500	499,196
3.15%, 09/15/24 (Call 06/15/24)	1,255	1,288,129
3.20%, 06/15/25 (Call 03/15/25)[a]	2,550	2,632,746
Series HH
5.45%, 04/15/18	200	215,601
Southwest Gas Corp.
3.88%, 04/01/22 (Call 01/01/22)	100	105,633

		20,888,838
HAND & MACHINE TOOLS — 0.12%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	725	674,004
3.88%, 02/15/22 (Call 11/15/21)[a]	1,842	1,780,425
Snap-On Inc.
4.25%, 01/15/18	815	854,798
6.13%, 09/01/21	125	147,648
Stanley Black & Decker Inc.
2.45%, 11/17/18	500	505,367
2.90%, 11/01/22	2,135	2,119,429
3.40%, 12/01/21 (Call 09/01/21)	1,208	1,252,751

		7,334,422
HEALTH CARE — PRODUCTS — 1.40%
Baxter International Inc.
1.85%, 06/15/18	500	498,419
4.25%, 03/15/20	2,370	2,526,380
4.50%, 08/15/19	525	562,927
5.38%, 06/01/18	750	803,826

Security	Principal (000s)	Value
Becton Dickinson and Co.
1.45%, 05/15/17	$900	$898,480
1.80%, 12/15/17	370	371,352
2.68%, 12/15/19	2,359	2,398,413
3.13%, 11/08/21	1,687	1,727,097
3.25%, 11/12/20	900	932,910
3.73%, 12/15/24 (Call 09/15/24)	795	822,208
3.88%, 05/15/24 (Call 02/15/24)	1,105	1,145,896
5.00%, 05/15/19	2,750	2,994,790
6.38%, 08/01/19	2,655	3,012,008
Boston Scientific Corp.
2.65%, 10/01/18	1,000	1,011,446
2.85%, 05/15/20	1,450	1,454,472
3.85%, 05/15/25	2,500	2,495,806
4.13%, 10/01/23 (Call 07/01/23)	525	542,931
6.00%, 01/15/20	3,012	3,360,771
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	1,500	1,510,334
3.20%, 06/15/22 (Call 03/15/22)	2,300	2,386,942
4.20%, 06/15/20	3,350	3,648,333
6.00%, 10/15/17	1,457	1,563,088
CR Bard Inc.
1.38%, 01/15/18	285	282,823
4.40%, 01/15/21 (Call 10/15/20)	1,125	1,206,517
Danaher Corp.
1.65%, 09/15/18[a]	15	15,078
2.40%, 09/15/20 (Call 08/15/20)	2,500	2,554,116
3.35%, 09/15/25 (Call 06/15/25)	20	21,094
Edwards Lifesciences Corp.
2.88%, 10/15/18	530	536,468
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	646	697,412
6.00%, 03/01/20	1,421	1,585,035
Medtronic Inc.
1.38%, 04/01/18	1,343	1,341,170

110	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
1.50%, 03/15/18	$1,745	$1,747,042
2.50%, 03/15/20	3,115	3,182,799
2.75%, 04/01/23 (Call 01/01/23)	1,500	1,500,822
3.13%, 03/15/22 (Call 12/15/21)	950	985,101
3.15%, 03/15/22	3,080	3,202,601
3.50%, 03/15/25[a]	5,500	5,755,672
3.63%, 03/15/24 (Call 12/15/23)	1,050	1,107,156
4.13%, 03/15/21 (Call 12/15/20)	1,650	1,791,990
4.45%, 03/15/20	1,394	1,526,609
5.60%, 03/15/19	750	837,157
St. Jude Medical Inc.
2.00%, 09/15/18	480	481,284
2.80%, 09/15/20 (Call 08/15/20)	490	495,399
3.25%, 04/15/23 (Call 01/15/23)	1,500	1,505,402
Stryker Corp.
1.30%, 04/01/18[a]	1,675	1,665,029
3.38%, 05/15/24 (Call 02/15/24)	1,200	1,202,800
3.38%, 11/01/25 (Call 08/01/25)	480	477,388
4.38%, 01/15/20	560	607,412
Thermo Fisher Scientific Inc.
4.70%, 05/01/20	500	535,329
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	2,080	2,072,404
2.70%, 04/01/20 (Call 03/01/20)	2,225	2,217,546
3.15%, 04/01/22 (Call 02/01/22)[a]	1,050	1,042,106
3.38%, 11/30/21 (Call 08/30/21)	1,180	1,198,000
3.55%, 04/01/25 (Call 01/01/25)	3,650	3,604,883
4.63%, 11/30/19	1,000	1,067,674

		84,718,147

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 1.20%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	$2,156	$2,149,073
1.75%, 05/15/17 (Call 04/15/17)	288	288,505
2.20%, 03/15/19 (Call 02/15/19)	1,060	1,065,683
2.75%, 11/15/22 (Call 08/15/22)	1,600	1,564,274
3.50%, 11/15/24 (Call 08/15/24)	395	395,248
3.95%, 09/01/20	977	1,040,320
4.13%, 06/01/21 (Call 03/01/21)	1,000	1,067,619
Anthem Inc.
1.88%, 01/15/18	330	327,492
2.25%, 08/15/19	2,900	2,865,475
2.30%, 07/15/18	1,320	1,317,215
3.13%, 05/15/22	1,396	1,376,855
3.30%, 01/15/23	3,050	3,005,378
3.70%, 08/15/21 (Call 05/15/21)	1,725	1,768,489
4.35%, 08/15/20	950	1,004,275
5.88%, 06/15/17	1,300	1,367,299
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	1,450	1,417,284
4.00%, 02/15/22 (Call 11/15/21)	149	156,594
4.38%, 12/15/20 (Call 09/15/20)	1,100	1,179,610
4.50%, 03/15/21 (Call 12/15/20)	786	846,567
5.13%, 06/15/20[a]	288	316,447
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	802	898,381
5.95%, 03/15/17	400	418,314
Dignity Health
3.13%, 11/01/22	1,050	1,101,830
Howard Hughes Medical Institute
3.50%, 09/01/23[a]	227	242,577

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Humana Inc.
2.63%, 10/01/19	$70	$69,910
3.15%, 12/01/22 (Call 09/01/22)	908	901,354
3.85%, 10/01/24 (Call 07/01/24)	1,500	1,506,258
6.30%, 08/01/18	240	261,598
7.20%, 06/15/18	3,300	3,651,231
Kaiser Foundation Hospitals
3.50%, 04/01/22	70	73,236
Laboratory Corp. of America Holdings
2.20%, 08/23/17	1,800	1,802,824
2.63%, 02/01/20	150	149,378
3.20%, 02/01/22[a]	325	323,759
3.60%, 02/01/25 (Call 11/01/24)	2,795	2,775,706
3.75%, 08/23/22 (Call 05/23/22)[a]	740	755,647
4.63%, 11/15/20 (Call 08/15/20)[a]	700	751,000
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	1,415	1,397,580
3.50%, 03/30/25 (Call 12/30/24)[a]	2,180	2,148,031
4.70%, 04/01/21	475	509,622
4.75%, 01/30/20	150	159,982
UnitedHealth Group Inc.
1.40%, 10/15/17	1,927	1,925,715
1.40%, 12/15/17	200	199,677
1.63%, 03/15/19[a]	1,135	1,132,073
1.70%, 02/15/19	1,380	1,383,080
1.90%, 07/16/18	3,080	3,102,040
2.30%, 12/15/19	1,150	1,164,095
2.70%, 07/15/20	2,550	2,614,959
2.75%, 02/15/23 (Call 11/15/22)[a]	1,250	1,258,318
2.88%, 12/15/21	840	864,318
2.88%, 03/15/22 (Call 12/15/21)	1,000	1,020,810
3.10%, 03/15/26	250	251,905
3.35%, 07/15/22	2,085	2,171,628

Security	Principal (000s)	Value
3.38%, 11/15/21 (Call 08/15/21)	$2,150	$2,269,329
3.75%, 07/15/25	3,960	4,203,890
3.88%, 10/15/20 (Call 07/15/20)	100	107,218
4.70%, 02/15/21 (Call 11/15/20)	900	998,500
6.00%, 06/15/17	325	344,274
6.00%, 02/15/18	2,257	2,447,814
WellPoint Inc.
7.00%, 02/15/19	750	843,002

		72,720,565
HOLDING COMPANIES — DIVERSIFIED — 0.15%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	1,015	1,020,457
4.88%, 11/30/18[a]	600	605,074
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	2,515	2,331,413
FS Investment Corp.
4.00%, 07/15/19[a]	750	746,176
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	2,300	2,025,011
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	200	196,131
3.00%, 02/10/25 (Call 01/10/25)	669	641,445
PennantPark Investment Corp.
4.50%, 10/01/19	500	496,375
Prospect Capital Corp.
5.00%, 07/15/19[a]	700	581,000
5.88%, 03/15/23	686	535,080

		9,178,162
HOME BUILDERS — 0.02%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	1,000	1,004,385

		1,004,385

112	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
HOME FURNISHINGS — 0.09%
Harman International Industries Inc.
4.15%, 05/15/25 (Call 02/15/25)[a]	$525	$511,584
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	1,000	1,019,489
Whirlpool Corp.
3.70%, 03/01/23	1,520	1,563,357
3.70%, 05/01/25	70	71,135
4.85%, 06/15/21	1,900	2,063,746

		5,229,311
HOUSEHOLD PRODUCTS & WARES — 0.26%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	850	850,455
5.38%, 04/15/20	220	238,589
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,000	994,271
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	500	507,135
3.50%, 12/15/24 (Call 09/15/24)	1,220	1,258,091
3.80%, 11/15/21	685	732,013
5.95%, 10/15/17	520	555,709
Kimberly-Clark Corp.
1.40%, 02/15/19	740	742,516
2.15%, 08/15/20	35	35,565
2.40%, 03/01/22	720	727,194
2.65%, 03/01/25	430	433,395
2.75%, 02/15/26	350	354,848
3.05%, 08/15/25	1,035	1,073,703
3.63%, 08/01/20	750	807,153
3.88%, 03/01/21	1,000	1,088,734
6.13%, 08/01/17	1,058	1,132,650
6.25%, 07/15/18	640	712,299
7.50%, 11/01/18	1,569	1,815,861
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	1,480	1,514,930

		15,575,111

Security	Principal (000s)	Value
HOUSEWARES — 0.08%
Newell Rubbermaid Inc.
2.05%, 12/01/17	$950	$934,843
2.15%, 10/15/18	490	476,291
2.88%, 12/01/19 (Call 11/01/19)	787	766,792
3.90%, 11/01/25 (Call 08/01/25)	650	606,511
4.00%, 06/15/22 (Call 03/15/22)	496	487,282
4.00%, 12/01/24 (Call 09/01/24)	725	692,842
6.25%, 04/15/18	600	629,401

		4,593,962
INSURANCE — 2.33%
ACE INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	425	428,303
2.70%, 03/13/23	180	178,162
2.88%, 11/03/22 (Call 09/03/22)	670	678,102
3.15%, 03/15/25	1,000	1,003,024
3.35%, 05/15/24	2,000	2,041,562
3.35%, 05/03/26 (Call 02/03/26)	260	265,709
5.80%, 03/15/18	220	237,807
5.90%, 06/15/19	1,325	1,485,840
AEGON Funding Co. LLC
5.75%, 12/15/20	404	463,463
Aflac Inc.
2.40%, 03/16/20[a]	850	857,483
3.25%, 03/17/25	70	69,667
3.63%, 06/15/23	1,200	1,245,447
3.63%, 11/15/24	1,025	1,056,950
4.00%, 02/15/22	450	481,437
Alleghany Corp.
4.95%, 06/27/22	125	136,147
5.63%, 09/15/20	650	716,923
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	1,500	1,500,986
5.50%, 11/15/20	325	357,827

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Allstate Corp. (The)
3.15%, 06/15/23	$192	$195,239
5.75%, 08/15/53 (Call 08/15/23)[d]	1,600	1,576,000
7.45%, 05/16/19	873	1,018,253
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	3,750	3,706,361
3.30%, 03/01/21 (Call 02/01/21)	665	673,114
3.38%, 08/15/20	1,890	1,912,147
4.13%, 02/15/24	2,250	2,277,962
4.88%, 06/01/22	2,481	2,639,186
5.85%, 01/16/18	570	606,460
6.40%, 12/15/20	514	587,168
Aon Corp.
5.00%, 09/30/20	1,020	1,121,752
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	1,195	1,196,595
3.50%, 06/14/24 (Call 03/14/24)	1,130	1,118,627
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	500	513,285
6.00%, 12/15/20	350	387,905
Assurant Inc.
2.50%, 03/15/18	332	331,726
4.00%, 03/15/23	1,025	1,025,531
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500	1,666,292
AXIS Specialty Finance PLC
2.65%, 04/01/19	25	24,954
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18[a]	910	911,151
1.60%, 05/15/17	75	75,410
2.90%, 10/15/20	126	131,315
3.00%, 05/15/22	1,650	1,704,685
4.25%, 01/15/21[a]	2,558	2,796,343
5.40%, 05/15/18[a]	2,478	2,697,491
Berkshire Hathaway Inc.
1.55%, 02/09/18	7	7,034
2.10%, 08/14/19[a]	900	914,678
3.00%, 02/11/23[a]	2,785	2,839,106
3.40%, 01/31/22	2,750	2,920,842

Security	Principal (000s)	Value
Chubb Corp. (The)
5.75%, 05/15/18	$1,131	$1,231,218
6.38%, 03/29/67 (Call 04/15/17)[a,d]	1,400	1,190,000
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	190	186,835
4.50%, 03/01/26 (Call 12/01/25)	1,500	1,516,418
5.75%, 08/15/21[a]	740	820,428
5.88%, 08/15/20	1,400	1,540,827
7.35%, 11/15/19	105	120,452
Fidelity National Financial Inc.
5.50%, 09/01/22	1,700	1,832,471
First American Financial Corp.
4.60%, 11/15/24	1,000	1,022,173
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	800	909,243
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	1,070	1,172,985
5.50%, 03/30/20	200	220,915
6.00%, 01/15/19	1,200	1,315,233
6.30%, 03/15/18	837	903,452
Kemper Corp.
6.00%, 05/15/17	350	363,205
Lincoln National Corp.
3.35%, 03/09/25[a]	640	604,504
4.20%, 03/15/22	1,458	1,511,399
4.85%, 06/24/21	650	696,377
6.25%, 02/15/20	550	613,559
8.75%, 07/01/19	830	987,170
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,019	988,495
Manulife Financial Corp.
4.90%, 09/17/20	1,000	1,098,368
Markel Corp.
3.63%, 03/30/23[a]	25	25,176
5.35%, 06/01/21	1,800	1,983,630
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	525	526,518

114	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.35%, 03/06/20 (Call 02/06/20)	$637	$635,314
2.55%, 10/15/18 (Call 09/15/18)	455	459,006
3.50%, 06/03/24 (Call 03/03/24)	1,900	1,901,134
3.50%, 03/10/25 (Call 12/10/24)[a]	818	815,406
4.80%, 07/15/21 (Call 04/15/21)	645	707,092
MetLife Inc.
1.76%, 12/15/17	2,303	2,295,694
1.90%, 12/15/17	100	99,941
3.00%, 03/01/25[a]	2,823	2,695,605
3.05%, 12/15/22	540	537,985
3.60%, 04/10/24	1,750	1,757,144
4.75%, 02/08/21	1,801	1,973,035
7.72%, 02/15/19	2,262	2,612,788
Series A
6.82%, 08/15/18	4,075	4,543,916
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	1,001	1,056,839
PartnerRe Finance B LLC
5.50%, 06/01/20	800	878,497
Primerica Inc.
4.75%, 07/15/22	500	536,253
Principal Financial Group Inc.
1.85%, 11/15/17	1,000	1,000,132
3.30%, 09/15/22	700	701,171
3.40%, 05/15/25 (Call 02/15/25)	1,620	1,577,219
8.88%, 05/15/19	700	829,168
Progressive Corp. (The)
3.75%, 08/23/21	975	1,035,936
6.70%, 06/15/67 (Call 06/15/17)[d]	1,000	950,000
Protective Life Corp.
7.38%, 10/15/19	700	810,538
Prudential Financial Inc.
2.35%, 08/15/19	110	110,136
3.50%, 05/15/24[a]	1,350	1,317,783
4.50%, 11/16/21	3,375	3,598,263

Security	Principal (000s)	Value
5.20%, 03/15/44 (Call 03/15/24)[d]	$25	$23,437
5.38%, 06/21/20	3,600	3,970,131
5.38%, 05/15/45 (Call 05/15/25)[d]	900	852,750
5.63%, 06/15/43 (Call 06/15/23)[d]	1,000	980,000
5.88%, 09/15/42 (Call 09/15/22)[a,d]	1,600	1,616,000
7.38%, 06/15/19	2,393	2,766,194
8.88%, 06/15/68 (Call 06/15/18)[a,d]	1,000	1,090,000
Series D
6.00%, 12/01/17	941	1,003,002
Reinsurance Group of America Inc.
5.00%, 06/01/21	845	910,675
6.45%, 11/15/19	1,200	1,343,547
RenRe North America Holdings Inc.
5.75%, 03/15/20	125	137,377
StanCorp Financial Group Inc.
5.00%, 08/15/22	500	534,905
Symetra Financial Corp.
4.25%, 07/15/24	600	608,797
Torchmark Corp.
3.80%, 09/15/22	1,000	1,007,415
9.25%, 06/15/19	325	390,830
Travelers Companies Inc. (The)
3.90%, 11/01/20	650	699,002
5.75%, 12/15/17	780	839,120
5.80%, 05/15/18	987	1,074,399
Trinity Acquisition PLC
4.63%, 08/15/23	1,600	1,670,051
Unum Group
3.88%, 11/05/25	575	547,406
4.00%, 03/15/24	805	794,572
5.63%, 09/15/20	321	350,502
Voya Financial Inc.
2.90%, 02/15/18	700	705,420
5.50%, 07/15/22	2,070	2,289,450
Willis Towers Watson PLC
5.75%, 03/15/21	400	443,750
WR Berkley Corp.
4.63%, 03/15/22	640	685,311

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.38%, 09/15/20	$300	$330,406
7.38%, 09/15/19	750	871,361
XLIT Ltd.
2.30%, 12/15/18	1,150	1,141,017
4.45%, 03/31/25[a]	2,000	1,964,584
6.38%, 11/15/24	20	23,395

		141,263,303
INTERNET — 0.73%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[b]	500	496,123
2.50%, 11/28/19 (Call 10/28/19)	3,865	3,848,294
3.13%, 11/28/21 (Call 09/28/21)	2,590	2,593,114
3.60%, 11/28/24 (Call 08/28/24)	3,280	3,226,358
Amazon.com Inc.
1.20%, 11/29/17	1,800	1,795,615
2.50%, 11/29/22 (Call 08/29/22)[a]	2,450	2,461,531
2.60%, 12/05/19 (Call 11/05/19)	2,400	2,458,323
3.80%, 12/05/24 (Call 09/05/24)[a]	900	963,415
Baidu Inc.
2.25%, 11/28/17	2,850	2,862,999
2.75%, 06/09/19[a]	2,350	2,353,496
3.50%, 11/28/22	2,000	2,010,542
eBay Inc.
1.35%, 07/15/17	1,078	1,070,124
2.20%, 08/01/19 (Call 07/01/19)	1,400	1,388,021
2.60%, 07/15/22 (Call 04/15/22)[a]	387	362,576
2.88%, 08/01/21 (Call 06/01/21)[a]	1,150	1,130,337
3.25%, 10/15/20 (Call 07/15/20)[a]	1,350	1,370,878
3.45%, 08/01/24 (Call 05/01/24)[a]	3,000	2,823,206
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	320	299,794

Security	Principal (000s)	Value
5.95%, 08/15/20[a]	$2,050	$2,227,196
7.46%, 08/15/18	720	794,644
Google Inc.
3.38%, 02/25/24	2,005	2,149,076
3.63%, 05/19/21	1,245	1,343,361
Priceline Group Inc. (The)
3.65%, 03/15/25 (Call 12/15/24)	605	603,089
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	1,000	999,455
3.95%, 06/15/22 (Call 03/15/22)[a]	1,250	1,223,555
4.20%, 09/15/20[a]	1,450	1,438,924

		44,294,046
IRON & STEEL — 0.14%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	700	706,911
4.13%, 09/15/22 (Call 06/15/22)	500	513,618
5.75%, 12/01/17	1,900	2,001,943
5.85%, 06/01/18	325	346,516
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	660	612,618
Vale Overseas Ltd.
4.38%, 01/11/22[a]	2,460	1,900,350
4.63%, 09/15/20[a]	750	620,625
5.63%, 09/15/19[a]	1,750	1,575,000

		8,277,581
LEISURE TIME — 0.04%
Carnival Corp.
1.88%, 12/15/17	500	500,289
3.95%, 10/15/20	1,050	1,101,000
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)[a]	525	533,607

		2,134,896
LODGING — 0.23%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	1,190	1,147,213

116	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.38%, 08/15/21 (Call 05/15/21)[a]	$363	$396,568
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	1,145	1,145,212
3.00%, 03/01/19 (Call 12/01/18)	900	915,212
3.25%, 09/15/22 (Call 06/15/22)	1,000	1,018,781
3.38%, 10/15/20 (Call 07/15/20)	435	451,201
Series N
3.13%, 10/15/21 (Call 07/15/21)	700	712,285
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	1,250	1,233,333
3.75%, 03/15/25 (Call 12/15/24)[a]	180	181,464
6.75%, 05/15/18	1,150	1,257,007
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	650	647,593
2.95%, 03/01/17 (Call 02/01/17)	850	855,059
3.90%, 03/01/23 (Call 12/01/22)	1,770	1,744,280
4.25%, 03/01/22 (Call 12/01/21)[a]	1,400	1,387,489
5.63%, 03/01/21	825	894,102
6.00%, 12/01/16	14	14,518

		14,001,317
MACHINERY — 1.02%
Caterpillar Financial Services Corp.
1.00%, 03/03/17	2,200	2,196,897
1.63%, 06/01/17	650	653,079
1.80%, 11/13/18[a]	500	500,107
2.00%, 03/05/20[a]	3,000	2,988,376
2.10%, 06/09/19	1,750	1,764,232
2.25%, 12/01/19	1,384	1,396,803
2.50%, 11/13/20[a]	1,070	1,082,270
2.63%, 03/01/23	1,360	1,338,899

Security	Principal (000s)	Value
2.85%, 06/01/22[a]	$15	$15,179
5.85%, 09/01/17	280	298,036
7.15%, 02/15/19	2,135	2,449,506
Caterpillar Inc.
1.50%, 06/26/17[a]	1,284	1,289,164
2.60%, 06/26/22 (Call 03/26/22)[a]	1,500	1,489,480
3.40%, 05/15/24 (Call 02/15/24)[a]	1,750	1,789,080
3.90%, 05/27/21	2,768	2,961,144
7.90%, 12/15/18	3,874	4,500,977
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)[a]	23	23,914
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,092	1,090,647
4.38%, 10/16/19	578	628,669
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)[a]	1,000	1,012,978
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)[a]	1,000	1,004,444
4.00%, 11/15/23 (Call 08/15/23)	15	15,037
IDEX Corp.
4.20%, 12/15/21 (Call 09/15/21)	250	258,471
John Deere Capital Corp.
1.13%, 06/12/17	1,050	1,049,111
1.20%, 10/10/17	2,925	2,916,113
1.30%, 03/12/18	1,800	1,792,056
1.35%, 01/16/18	1,724	1,720,133
1.40%, 03/15/17	300	300,953
1.60%, 07/13/18	1,570	1,571,027
1.95%, 12/13/18	250	251,612
1.95%, 01/08/19	1,800	1,814,352
2.05%, 03/10/20	1,740	1,741,924
2.25%, 04/17/19	1,252	1,270,488
2.30%, 09/16/19	1,215	1,233,138
2.55%, 01/08/21	1,400	1,427,525
2.75%, 03/15/22	1,089	1,099,820
2.80%, 09/18/17[a]	900	919,613

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.80%, 03/04/21	$1,250	$1,279,334
3.15%, 10/15/21	1,430	1,480,636
3.35%, 06/12/24[a]	805	838,632
3.90%, 07/12/21[a]	1,150	1,235,036
Series 0014
2.45%, 09/11/20	11	11,189
Series D
5.35%, 04/03/18	1,100	1,181,532
Joy Global Inc.
5.13%, 10/15/21[a]	125	99,769
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	640	641,896
2.88%, 03/01/25 (Call 12/01/24)	305	309,111
5.65%, 12/01/17	300	319,846
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	625	629,881
3.13%, 11/15/22 (Call 08/15/22)	1,500	1,500,324
6.25%, 09/01/19	1,385	1,540,204
Xylem Inc./NY
4.88%, 10/01/21	800	862,852

		61,785,496
MANUFACTURING — 0.93%
3M Co.
1.00%, 06/26/17	1,300	1,300,142
1.38%, 08/07/18[a]	650	653,944
1.63%, 06/15/19[a]	550	555,513
2.00%, 06/26/22[a]	1,500	1,493,687
3.00%, 08/07/25	1,019	1,063,205
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	665	676,608
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	950	967,950
Crane Co.
2.75%, 12/15/18	600	605,759
4.45%, 12/15/23 (Call 09/15/23)	500	521,417

Security	Principal (000s)	Value
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	$815	$881,373
5.40%, 03/01/19	558	617,577
5.63%, 01/15/18	1,100	1,185,321
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	650	706,026
5.45%, 03/15/18	120	129,001
Eaton Corp.
1.50%, 11/02/17	1,725	1,715,347
2.75%, 11/02/22	2,550	2,505,420
5.60%, 05/15/18	788	845,495
6.95%, 03/20/19	475	538,059
Eaton Electric Holdings LLC
3.88%, 12/15/20 (Call 09/15/20)	1,110	1,161,916
6.10%, 07/01/17	200	211,570
General Electric Co.
2.70%, 10/09/22	4,900	5,043,343
3.38%, 03/11/24[a]	1,600	1,702,298
5.25%, 12/06/17	6,077	6,506,119
Illinois Tool Works Inc.
1.95%, 03/01/19	770	780,074
3.38%, 09/15/21 (Call 06/15/21)	805	853,184
3.50%, 03/01/24 (Call 12/01/23)[a]	2,869	3,048,991
6.25%, 04/01/19	576	653,232
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	500	504,293
4.25%, 06/15/23	1,450	1,534,558
6.88%, 08/15/18	992	1,089,958
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	70	69,326
3.55%, 11/01/24 (Call 08/01/24)[a]	615	617,612
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	984	1,023,042
3.50%, 09/15/22	1,000	1,064,872

118	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Pentair Finance SA
1.88%, 09/15/17	$1,000	$991,491
2.65%, 12/01/19	1,068	1,041,375
2.90%, 09/15/18	500	497,676
3.15%, 09/15/22 (Call 06/15/22)	400	384,591
3.63%, 09/15/20 (Call 08/15/20)	650	648,747
4.65%, 09/15/25 (Call 06/15/25)	525	535,283
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	325	344,821
Textron Inc.
3.65%, 03/01/21	500	513,319
3.88%, 03/01/25 (Call 12/01/24)	820	825,100
5.60%, 12/01/17	895	941,527
5.95%, 09/21/21 (Call 06/21/21)	1,125	1,280,707
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	1,800	1,509,523
Tyco Electronics Group SA
2.35%, 08/01/19 (Call 07/01/19)	250	248,676
3.45%, 08/01/24 (Call 05/01/24)	635	642,172
3.70%, 02/15/26 (Call 11/15/25)	630	638,146
4.88%, 01/15/21	1,450	1,569,805
6.55%, 10/01/17	1,000	1,070,682

		56,509,873
MEDIA — 2.77%
21st Century Fox America Inc.
3.00%, 09/15/22	3,515	3,520,948
3.70%, 09/15/24 (Call 06/15/24)	1,500	1,525,642
3.70%, 10/15/25 (Call 07/15/25)[a]	470	473,665
4.00%, 10/01/23	600	628,320
4.50%, 02/15/21	1,433	1,553,870
5.65%, 08/15/20	1,200	1,354,580

Security	Principal (000s)	Value
6.90%, 03/01/19	$650	$736,959
7.25%, 05/18/18	500	554,919
8.25%, 08/10/18	1,100	1,257,581
8.88%, 04/26/23	500	656,069
CBS Corp.
1.95%, 07/01/17	900	901,272
2.30%, 08/15/19 (Call 07/15/19)	950	951,157
3.38%, 03/01/22 (Call 12/01/21)	1,675	1,688,471
3.50%, 01/15/25 (Call 10/15/24)[a]	825	801,555
3.70%, 08/15/24 (Call 05/15/24)	690	686,459
4.30%, 02/15/21 (Call 11/15/20)	1,000	1,053,480
4.63%, 05/15/18	1,170	1,232,238
5.75%, 04/15/20	575	641,982
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[b]	3,115	3,112,238
4.46%, 07/23/22 (Call 05/23/22)[b]	5,380	5,427,415
4.91%, 07/23/25 (Call 04/23/25)[a,b]	6,690	6,856,840
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	3,290	4,590,197
Comcast Cable Communications LLC
8.88%, 05/01/17	1,530	1,661,057
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	820	835,563
2.85%, 01/15/23	1,600	1,646,235
3.13%, 07/15/22	2,200	2,297,505
3.15%, 03/01/26 (Call 12/01/25)	730	749,085
3.38%, 02/15/25 (Call 11/15/24)	3,300	3,455,822
3.60%, 03/01/24	2,500	2,666,249
5.15%, 03/01/20	992	1,113,939
5.70%, 05/15/18	998	1,087,859
5.70%, 07/01/19	1,850	2,081,570

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.88%, 02/15/18	$520	$563,767
6.30%, 11/15/17	2,798	3,027,132
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	420	418,142
2.40%, 03/15/17	2,262	2,281,931
3.80%, 03/15/22	1,302	1,332,260
3.95%, 01/15/25 (Call 10/15/24)	4,830	4,896,594
4.45%, 04/01/24 (Call 01/01/24)	2,500	2,633,261
4.60%, 02/15/21 (Call 11/15/20)	1,628	1,747,385
5.00%, 03/01/21	1,339	1,470,887
5.20%, 03/15/20	850	931,769
5.88%, 10/01/19	1,388	1,546,951
Discovery Communications LLC
3.25%, 04/01/23	1,100	999,147
3.30%, 05/15/22	3,300	3,118,132
4.38%, 06/15/21	850	864,155
5.05%, 06/01/20	1,327	1,390,331
5.63%, 08/15/19	1,050	1,121,574
Grupo Televisa SAB
6.00%, 05/15/18	100	106,888
Historic TW Inc.
6.88%, 06/15/18	1,330	1,472,359
9.15%, 02/01/23	600	793,981
NBCUniversal Media LLC
2.88%, 01/15/23	1,000	1,029,191
4.38%, 04/01/21	1,800	1,985,733
5.15%, 04/30/20[a]	4,539	5,104,087
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	1,065	1,060,430
8.63%, 01/15/19	1,470	1,715,639
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	1,350	1,332,968
2.80%, 06/15/20 (Call 05/15/20)	675	656,654
3.90%, 11/15/24 (Call 08/15/24)	1,450	1,416,285
3.95%, 06/15/25 (Call 03/15/25)	70	68,025

Security	Principal (000s)	Value
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	$1,250	$1,277,623
3.95%, 09/30/21 (Call 06/30/21)[a]	1,000	1,050,666
4.30%, 11/23/23 (Call 08/23/23)	1,000	1,054,835
4.70%, 10/15/19	2,450	2,638,804
6.50%, 07/15/18	1,332	1,467,171
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	2,054	2,084,508
4.13%, 02/15/21 (Call 11/15/20)	2,300	2,368,264
5.00%, 02/01/20	2,137	2,278,540
5.85%, 05/01/17	1,544	1,606,840
6.75%, 07/01/18	5,201	5,671,334
8.25%, 04/01/19	845	968,174
8.75%, 02/14/19	2,646	3,059,612
Time Warner Companies Inc.
7.25%, 10/15/17	400	434,072
7.57%, 02/01/24	500	610,909
Time Warner Entertainment Co. LP
8.38%, 03/15/23	2,140	2,607,889
Time Warner Inc.
2.10%, 06/01/19	1,055	1,045,067
3.40%, 06/15/22[a]	1,620	1,621,125
3.60%, 07/15/25 (Call 04/15/25)[a]	2,750	2,723,732
4.00%, 01/15/22	650	672,788
4.05%, 12/15/23	500	517,162
4.70%, 01/15/21	2,477	2,665,657
4.75%, 03/29/21	930	1,004,231
4.88%, 03/15/20	1,145	1,235,713
Viacom Inc.
2.20%, 04/01/19	360	352,485
2.50%, 09/01/18	30	29,812
2.75%, 12/15/19 (Call 11/15/19)	1,000	984,655
3.13%, 06/15/22 (Call 03/15/22)	2,300	2,106,159
3.50%, 04/01/17	1,050	1,062,923
3.88%, 12/15/21	1,050	1,035,914

120	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.88%, 04/01/24 (Call 01/01/24)[a]	$1,595	$1,474,694
4.25%, 09/01/23 (Call 06/01/23)[a]	1,850	1,776,264
4.50%, 03/01/21[a]	1,250	1,284,515
5.63%, 09/15/19	600	642,447
6.13%, 10/05/17	160	168,000
Walt Disney Co. (The)
1.10%, 12/01/17[a]	1,676	1,675,372
1.50%, 09/17/18	1,785	1,799,208
1.85%, 05/30/19[a]	1,600	1,625,711
2.15%, 09/17/20	950	962,902
2.35%, 12/01/22[a]	1,250	1,265,057
2.55%, 02/15/22[a]	1,200	1,227,568
2.75%, 08/16/21	900	932,984
3.00%, 02/13/26[a]	1,000	1,042,753
3.15%, 09/17/25	815	862,483
3.75%, 06/01/21	928	1,006,747
5.50%, 03/15/19	550	616,816
Series B
5.88%, 12/15/17	100	108,077

		167,594,661
METAL FABRICATE & HARDWARE — 0.09%
Precision Castparts Corp.
1.25%, 01/15/18	1,932	1,920,577
2.25%, 06/15/20 (Call 05/15/20)	875	880,560
2.50%, 01/15/23 (Call 10/15/22)	1,375	1,361,137
3.25%, 06/15/25 (Call 03/15/25)	1,000	1,025,944
Valmont Industries Inc.
6.63%, 04/20/20[a]	250	282,177

		5,470,395
MINING — 0.73%
Barrick Gold Corp.
4.10%, 05/01/23[a]	283	264,375
6.95%, 04/01/19	556	597,891
Barrick North America Finance LLC
4.40%, 05/30/21	2,093	2,047,678
6.80%, 09/15/18	1,700	1,835,490

Security	Principal (000s)	Value
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	$975	$996,597
BHP Billiton Finance USA Ltd.
2.05%, 09/30/18[a]	2,520	2,467,610
2.88%, 02/24/22[a]	1,395	1,335,838
3.25%, 11/21/21[a]	1,132	1,107,551
3.85%, 09/30/23[a]	1,500	1,497,885
6.50%, 04/01/19	435	476,649
Goldcorp Inc.
2.13%, 03/15/18	1,350	1,325,711
3.63%, 06/09/21 (Call 04/09/21)[a]	900	876,076
3.70%, 03/15/23 (Call 12/15/22)	1,550	1,503,977
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)	450	339,750
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	2,097	2,004,591
5.13%, 10/01/19[a]	1,758	1,846,575
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[a]	1,398	1,383,871
3.75%, 09/20/21[a]	1,932	1,914,101
3.75%, 06/15/25 (Call 03/15/25)[a]	1,000	955,885
4.13%, 05/20/21[a]	675	680,900
6.50%, 07/15/18	5,500	5,873,302
9.00%, 05/01/19	2,121	2,449,537
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	3,500	3,426,671
2.25%, 12/14/18 (Call 11/14/18)[a]	970	942,034
2.88%, 08/21/22 (Call 05/21/22)[a]	1,490	1,388,192
3.50%, 03/22/22 (Call 12/22/21)	1,850	1,792,204
Southern Copper Corp.
3.50%, 11/08/22	1,700	1,572,500
3.88%, 04/23/25[a]	20	18,000
5.38%, 04/16/20	875	899,063

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	$525	$410,074

		44,230,578
OFFICE & BUSINESS EQUIPMENT — 0.20%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	850	832,326
4.75%, 05/15/18[a]	400	417,941
5.60%, 03/15/18	1,172	1,240,372
5.75%, 09/15/17	638	667,215
Xerox Corp.
2.75%, 09/01/20	1,000	895,856
2.80%, 05/15/20	2,300	2,070,577
2.95%, 03/15/17	618	614,298
3.50%, 08/20/20[a]	35	32,276
3.80%, 05/15/24	446	389,943
4.50%, 05/15/21[a]	787	750,465
5.63%, 12/15/19[a]	1,150	1,164,055
6.35%, 05/15/18[a]	3,111	3,266,902

		12,342,226
OIL & GAS — 5.03%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	1,000	800,279
6.38%, 09/15/17	2,142	2,152,710
6.95%, 06/15/19	950	940,495
8.70%, 03/15/19	714	728,280
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)[a]	475	390,706
3.25%, 04/15/22 (Call 01/15/22)	662	573,804
3.63%, 02/01/21 (Call 11/01/20)[a]	1,550	1,395,000
BP Capital Markets PLC
1.38%, 11/06/17	3,231	3,179,805
1.38%, 05/10/18	3,255	3,174,524
1.67%, 02/13/18	1,400	1,378,342
1.85%, 05/05/17	2,220	2,218,808
2.24%, 09/26/18	231	228,714
2.24%, 05/10/19	2,875	2,833,432
2.32%, 02/13/20	3,500	3,408,589

Security	Principal (000s)	Value
2.50%, 11/06/22	$1,250	$1,171,008
2.75%, 05/10/23[a]	3,510	3,313,524
3.25%, 05/06/22	3,292	3,232,805
3.51%, 03/17/25[a]	3,190	3,108,893
3.54%, 11/04/24	1,440	1,407,669
3.56%, 11/01/21	2,950	2,963,421
3.81%, 02/10/24[a]	600	602,964
4.50%, 10/01/20	941	989,822
4.74%, 03/11/21	598	635,615
4.75%, 03/10/19	1,063	1,119,163
British Transco Finance Inc.
6.63%, 06/01/18	405	446,075
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)[a]	1,200	978,000
3.80%, 04/15/24 (Call 01/15/24)[a]	1,000	770,000
3.90%, 02/01/25 (Call 11/01/24)[a]	778	601,005
5.70%, 05/15/17	1,366	1,356,613
5.90%, 02/01/18	724	705,900
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	7,300	7,225,855
1.37%, 03/02/18[a]	2,206	2,185,425
1.72%, 06/24/18 (Call 05/24/18)	3,180	3,167,539
1.79%, 11/16/18	3,200	3,187,239
1.96%, 03/03/20 (Call 02/03/20)	3,990	3,920,303
2.36%, 12/05/22 (Call 09/05/22)	4,150	3,994,314
2.41%, 03/03/22 (Call 01/03/22)	1,990	1,939,809
2.42%, 11/17/20 (Call 10/17/20)	1,000	995,468
2.43%, 06/24/20 (Call 05/24/20)	700	698,729
3.19%, 06/24/23 (Call 03/24/23)[a]	1,900	1,905,938
3.33%, 11/17/25 (Call 08/17/25)[a]	2,650	2,646,721
4.95%, 03/03/19	1,096	1,184,443

122	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)[a]	$1,937	$1,794,946
5.88%, 05/01/22 (Call 05/01/17)[a]	1,333	1,283,012
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	2,800	2,654,852
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	2,000	1,972,166
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	4,300	4,203,523
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	5,000	4,984,692
4.25%, 04/30/24	950	977,621
ConocoPhillips
5.20%, 05/15/18	1,050	1,082,072
5.75%, 02/01/19	1,490	1,548,058
6.00%, 01/15/20[a]	1,837	1,922,437
6.65%, 07/15/18	1,015	1,070,728
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	2,300	2,216,931
1.50%, 05/15/18	3,470	3,313,821
2.20%, 05/15/20 (Call 04/15/20)[a]	525	483,529
2.40%, 12/15/22 (Call 09/15/22)	1,694	1,463,324
2.88%, 11/15/21 (Call 09/15/21)	500	447,310
3.35%, 11/15/24 (Call 08/15/24)[a]	445	392,470
3.35%, 05/15/25 (Call 02/15/25)[a]	1,642	1,461,763
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	400	344,000
3.25%, 05/15/22 (Call 02/15/22)[a]	877	670,075
4.00%, 07/15/21 (Call 04/15/21)	250	201,250
5.85%, 12/15/25 (Call 09/15/25)[a]	950	822,248
6.30%, 01/15/19	1,425	1,339,500

Security	Principal (000s)	Value
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)[a]	$595	$410,550
5.88%, 05/01/19	800	696,000
Ecopetrol SA
4.13%, 01/16/25	2,680	2,070,300
4.25%, 09/18/18	1,500	1,470,000
5.88%, 09/18/23	1,500	1,338,750
7.63%, 07/23/19[a]	1,425	1,499,812
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[a]	525	262,500
4.70%, 03/15/21	849	445,725
5.20%, 03/15/25 (Call 12/15/24)	1,250	631,250
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	2,142	2,047,533
2.63%, 03/15/23 (Call 12/15/22)[a]	938	841,246
3.15%, 04/01/25 (Call 01/01/25)[a]	460	419,216
4.10%, 02/01/21	669	675,775
4.15%, 01/15/26 (Call 10/15/25)	1,000	980,796
4.40%, 06/01/20	1,200	1,229,315
5.63%, 06/01/19	796	839,661
5.88%, 09/15/17	529	548,529
6.88%, 10/01/18	470	510,152
EQT Corp.
4.88%, 11/15/21[a]	940	838,245
6.50%, 04/01/18	1,120	1,119,028
8.13%, 06/01/19	400	406,000
Exxon Mobil Corp.
0.92%, 03/15/17	3,448	3,443,716
1.31%, 03/06/18[a]	3,347	3,334,661
1.82%, 03/15/19 (Call 02/15/19)[a]	800	802,450
1.91%, 03/06/20 (Call 02/06/20)	1,750	1,749,401
2.22%, 03/01/21	875	875,000
2.40%, 03/06/22 (Call 01/06/22)	1,275	1,278,188

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.71%, 03/06/25 (Call 12/06/24)	$5,800	$5,739,362
3.04%, 03/01/26	540	540,000
Hess Corp.
1.30%, 06/15/17	500	476,250
3.50%, 07/15/24 (Call 04/15/24)[a]	910	723,569
8.13%, 02/15/19	1,026	1,051,650
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	1,450	1,181,750
6.15%, 06/15/19	150	145,500
7.25%, 12/15/19[a]	1,583	1,606,745
Kerr-McGee Corp.
6.95%, 07/01/24	1,500	1,406,054
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)[a]	900	641,250
2.80%, 11/01/22 (Call 08/01/22)[a]	425	278,375
3.85%, 06/01/25 (Call 03/01/25)[a]	2,250	1,530,000
5.90%, 03/15/18	894	800,130
6.00%, 10/01/17	1,167	1,108,650
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	1,015	939,539
3.63%, 09/15/24 (Call 06/15/24)	670	551,402
5.13%, 03/01/21	2,136	2,122,430
Murphy Oil Corp.
2.50%, 12/01/17	600	492,000
4.00%, 06/01/22 (Call 03/01/22)	275	151,250
Nabors Industries Inc.
4.63%, 09/15/21	650	422,500
5.00%, 09/15/20[a]	1,000	750,000
5.10%, 09/15/23 (Call 06/15/23)[a]	746	462,520
6.15%, 02/15/18	70	63,700
9.25%, 01/15/19	1,253	1,177,820
Nexen Energy ULC
6.20%, 07/30/19	1,800	1,881,000

Security	Principal (000s)	Value
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	$950	$802,270
4.15%, 12/15/21 (Call 09/15/21)	1,818	1,618,020
8.25%, 03/01/19	1,378	1,405,560
Noble Holding International Ltd.
2.50%, 03/15/17[a]	300	280,500
3.95%, 03/15/22	345	165,600
4.00%, 03/16/18	950	760,000
4.63%, 03/01/21	400	214,000
4.90%, 08/01/20[a]	674	397,660
5.95%, 04/01/25 (Call 01/01/25)	450	220,500
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	766	751,589
3.13%, 02/15/22 (Call 11/15/21)	1,154	1,141,845
3.50%, 06/15/25 (Call 03/15/25)[a]	2,500	2,433,775
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,290	1,343,554
Petro-Canada
6.05%, 05/15/18	1,220	1,255,016
Petroleos Mexicanos
3.13%, 01/23/19	2,500	2,409,025
3.50%, 07/18/18	250	248,136
3.50%, 01/30/23	5,250	4,556,079
4.25%, 01/15/25[b]	2,500	2,214,697
4.88%, 01/24/22	2,370	2,275,727
4.88%, 01/18/24[a]	2,645	2,459,934
5.50%, 01/21/21	5,300	5,356,835
5.75%, 03/01/18	1,612	1,669,178
6.00%, 03/05/20	2,970	3,068,335
8.00%, 05/03/19	1,950	2,136,658
Phillips 66
2.95%, 05/01/17	412	416,287
4.30%, 04/01/22[a]	3,844	3,932,472
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	210	200,455

124	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.95%, 07/15/22 (Call 04/15/22)	$1,250	$1,187,509
6.65%, 03/15/17	900	914,449
7.50%, 01/15/20	350	376,138
Pride International Inc.
6.88%, 08/15/20[a]	1,195	681,150
8.50%, 06/15/19	733	494,775
Repsol Oil & Gas Canada Inc.
3.75%, 02/01/21 (Call 11/01/20)[a]	1,550	1,069,500
7.75%, 06/01/19	890	774,300
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	275	154,000
4.88%, 06/01/22 (Call 03/01/22)	560	327,600
5.00%, 09/01/17	800	720,000
7.88%, 08/01/19[a]	180	142,200
Sasol Financing International PLC
4.50%, 11/14/22	2,000	1,862,920
Shell International Finance BV
1.13%, 08/21/17[a]	9,575	9,455,205
1.25%, 11/10/17[a]	100	99,598
1.63%, 11/10/18	4,430	4,359,004
1.90%, 08/10/18[a]	176	174,993
2.00%, 11/15/18	860	854,567
2.13%, 05/11/20	4,600	4,489,074
2.25%, 01/06/23	900	842,949
2.38%, 08/21/22	900	868,613
3.25%, 05/11/25	3,490	3,397,318
3.40%, 08/12/23	900	897,567
4.30%, 09/22/19	2,759	2,916,197
4.38%, 03/25/20	1,130	1,200,756
5.20%, 03/22/17	475	492,403
Statoil ASA
1.15%, 05/15/18	790	770,707
1.20%, 01/17/18	1,700	1,669,148
2.45%, 01/17/23	4,500	4,242,011
2.65%, 01/15/24	400	377,003
2.75%, 11/10/21	1,000	967,246
3.13%, 08/17/17	1,135	1,151,788
3.15%, 01/23/22	158	158,240
3.25%, 11/10/24	6,500	6,311,745

Security	Principal (000s)	Value
5.25%, 04/15/19	$1,279	$1,379,479
6.70%, 01/15/18	700	758,905
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	1,000	885,929
6.10%, 06/01/18	1,263	1,299,100
Total Capital Canada Ltd.
1.45%, 01/15/18	4,000	3,956,730
2.75%, 07/15/23[a]	1,045	1,004,898
Total Capital International SA
1.55%, 06/28/17	3,045	3,043,330
2.10%, 06/19/19[a]	2,700	2,660,694
2.13%, 01/10/19[a]	850	843,281
2.70%, 01/25/23	1,700	1,638,377
2.75%, 06/19/21[a]	100	98,844
2.88%, 02/17/22	1,000	989,379
3.70%, 01/15/24[a]	2,500	2,535,574
3.75%, 04/10/24[a]	1,400	1,425,351
Total Capital SA
2.13%, 08/10/18[a]	534	532,527
4.13%, 01/28/21	1,070	1,125,184
4.45%, 06/24/20	1,254	1,335,539
Valero Energy Corp.
3.65%, 03/15/25[a]	1,635	1,476,993
6.13%, 06/15/17	1,237	1,280,804
6.13%, 02/01/20	834	890,242
9.38%, 03/15/19	956	1,107,209
XTO Energy Inc.
5.50%, 06/15/18	1,500	1,627,690
6.25%, 08/01/17	750	801,479

		304,347,239
OIL & GAS SERVICES — 0.38%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)[a]	625	603,046
7.50%, 11/15/18	1,384	1,524,058
Cameron International Corp.
3.70%, 06/15/24 (Call 03/15/24)	1,500	1,443,685
4.00%, 12/15/23 (Call 09/15/23)	35	34,672
4.50%, 06/01/21 (Call 03/01/21)	1,100	1,133,683
6.38%, 07/15/18	125	133,426

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
FMC Technologies Inc.
2.00%, 10/01/17	$900	$859,500
3.45%, 10/01/22 (Call 07/01/22)	1,000	844,866
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	500	492,534
2.70%, 11/15/20 (Call 10/15/20)	3,650	3,578,401
3.25%, 11/15/21 (Call 08/15/21)[a]	2,525	2,496,229
3.38%, 11/15/22 (Call 09/15/22)	1,325	1,301,808
3.50%, 08/01/23 (Call 05/01/23)	1,050	994,469
3.80%, 11/15/25 (Call 08/15/25)	2,695	2,539,454
6.15%, 09/15/19	514	563,220
National Oilwell Varco Inc.
1.35%, 12/01/17	900	841,710
2.60%, 12/01/22 (Call 09/01/22)[a]	720	597,374
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	1,600	1,632,520
SESI LLC
6.38%, 05/01/19 (Call 03/31/16)[a]	1,025	679,063
7.13%, 12/15/21 (Call 12/15/16)[a]	770	471,625

		22,765,343
PACKAGING & CONTAINERS — 0.12%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	275	291,526
6.80%, 08/01/19	555	626,599
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)[a]	1,735	1,698,639
3.90%, 06/15/22 (Call 03/15/22)	1,038	1,059,215
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	75	80,949

Security	Principal (000s)	Value
WestRock RKT Co.
3.50%, 03/01/20	$550	$556,744
4.00%, 03/01/23 (Call 12/01/22)	1,800	1,822,259
4.90%, 03/01/22	885	951,472

		7,087,403
PHARMACEUTICALS — 4.10%
Abbott Laboratories
2.00%, 03/15/20	1,725	1,710,331
2.55%, 03/15/22	3,560	3,565,690
2.95%, 03/15/25 (Call 12/15/24)[a]	890	876,688
4.13%, 05/27/20[a]	870	931,163
5.13%, 04/01/19	2,178	2,372,830
AbbVie Inc.
1.75%, 11/06/17	2,400	2,395,572
1.80%, 05/14/18	8,250	8,219,566
2.00%, 11/06/18	1,900	1,893,503
2.50%, 05/14/20 (Call 04/14/20)	3,462	3,452,173
2.90%, 11/06/22	6,725	6,675,856
3.20%, 11/06/22 (Call 09/06/22)	1,000	1,010,495
3.60%, 05/14/25 (Call 02/14/25)[a]	5,695	5,808,165
Actavis Funding SCS
1.30%, 06/15/17	2,000	1,984,993
2.35%, 03/12/18	1,035	1,040,906
2.45%, 06/15/19[a]	195	195,534
3.00%, 03/12/20 (Call 02/12/20)	4,420	4,490,738
3.45%, 03/15/22 (Call 01/15/22)	3,762	3,838,095
3.80%, 03/15/25 (Call 12/15/24)	5,075	5,212,166
3.85%, 06/15/24 (Call 03/15/24)	2,000	2,064,068
Actavis Inc.
1.88%, 10/01/17	2,800	2,799,267
3.25%, 10/01/22 (Call 07/01/22)	2,900	2,904,775
6.13%, 08/15/19	1,195	1,334,915
Allergan Inc./U.S.
1.35%, 03/15/18	3,150	3,103,610

126	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.80%, 03/15/23 (Call 12/15/22)	$2,025	$1,938,291
3.38%, 09/15/20	4,650	4,778,948
AmerisourceBergen Corp.
1.15%, 05/15/17	900	895,803
3.25%, 03/01/25 (Call 12/01/24)	437	433,922
3.40%, 05/15/24 (Call 02/15/24)	1,000	1,000,598
3.50%, 11/15/21 (Call 08/15/21)[a]	1,075	1,114,412
AstraZeneca PLC
1.75%, 11/16/18[a]	2,000	2,005,710
1.95%, 09/18/19	2,300	2,302,945
2.38%, 11/16/20	1,000	1,004,594
3.38%, 11/16/25	3,500	3,559,075
5.90%, 09/15/17	2,017	2,150,172
Baxalta Inc.
2.00%, 06/22/18[a,b]	190	186,449
2.88%, 06/23/20 (Call 05/23/20)[b]	4,205	4,130,095
3.60%, 06/23/22 (Call 04/23/22)[b]	500	497,991
4.00%, 06/23/25 (Call 03/23/25)[b]	805	793,192
Bristol-Myers Squibb Co.
0.88%, 08/01/17[a]	3,355	3,347,161
2.00%, 08/01/22	1,706	1,683,535
3.25%, 11/01/23	400	423,923
Cardinal Health Inc.
1.95%, 06/15/18	695	695,899
2.40%, 11/15/19	1,200	1,210,083
3.20%, 06/15/22	2,220	2,274,535
3.20%, 03/15/23	1,300	1,308,870
3.75%, 09/15/25 (Call 06/15/25)	685	707,213
4.63%, 12/15/20	600	658,006
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,145	1,191,470
Eli Lilly & Co.
1.25%, 03/01/18	643	641,843
1.95%, 03/15/19	2,535	2,575,395
5.20%, 03/15/17	838	872,576

Security	Principal (000s)	Value
Express Scripts Holding Co.
1.25%, 06/02/17	$869	$862,657
2.25%, 06/15/19	5,000	4,927,633
3.30%, 02/25/21 (Call 01/25/21)	315	317,544
3.90%, 02/15/22	2,515	2,552,226
4.50%, 02/25/26 (Call 11/25/25)	1,500	1,512,856
4.75%, 11/15/21	2,800	2,983,760
7.25%, 06/15/19	1,735	1,960,561
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	1,600	1,636,944
5.65%, 05/15/18	8,542	9,309,686
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	896	900,298
2.85%, 05/08/22	2,597	2,668,103
Johnson & Johnson
1.13%, 03/01/19	505	505,188
1.65%, 12/05/18	323	327,450
1.88%, 12/05/19	1,750	1,782,768
2.45%, 12/05/21	1,500	1,537,605
2.45%, 03/01/26 (Call 12/01/25)	440	441,480
2.95%, 09/01/20	710	749,202
3.38%, 12/05/23	188	204,500
3.55%, 05/15/21	1,450	1,570,177
5.15%, 07/15/18	538	588,324
5.55%, 08/15/17	3,136	3,346,789
McKesson Corp.
1.40%, 03/15/18	1,400	1,382,151
2.70%, 12/15/22 (Call 09/15/22)	1,363	1,326,796
2.85%, 03/15/23 (Call 12/15/22)	575	559,169
3.80%, 03/15/24 (Call 12/15/23)	2,500	2,560,192
4.75%, 03/01/21 (Call 12/01/20)	750	817,398
5.70%, 03/01/17	567	591,177
7.50%, 02/15/19	1,940	2,213,929
Mead Johnson Nutrition Co.
3.00%, 11/15/20	2,265	2,297,659
4.13%, 11/15/25 (Call 08/15/25)	1,000	1,035,142
4.90%, 11/01/19[a]	125	135,023

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Medco Health Solutions Inc.
4.13%, 09/15/20	$500	$520,007
7.13%, 03/15/18	1,373	1,495,821
Merck & Co. Inc.
1.10%, 01/31/18[a]	1,493	1,491,828
1.30%, 05/18/18	6,497	6,505,249
1.85%, 02/10/20	30	30,295
2.35%, 02/10/22	250	250,811
2.75%, 02/10/25 (Call 11/10/24)[a]	5,925	5,951,866
2.80%, 05/18/23	2,650	2,703,662
3.88%, 01/15/21 (Call 10/15/20)	1,021	1,106,476
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	1,128	1,255,288
Mylan Inc.
2.55%, 03/28/19[a]	3,150	3,075,790
Novartis Capital Corp.
2.40%, 09/21/22	1,650	1,671,342
3.00%, 11/20/25 (Call 08/20/25)	2,750	2,832,163
3.40%, 05/06/24[a]	4,300	4,587,479
4.40%, 04/24/20	186	205,733
Novartis Securities Investment Ltd.
5.13%, 02/10/19	4,763	5,256,208
Owens & Minor Inc.
3.88%, 09/15/21[a]	250	251,905
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	910	901,548
Perrigo Finance Unlimited Co.
3.50%, 12/15/21 (Call 10/15/21)[a]	3,500	3,457,034
3.90%, 12/15/24 (Call 09/15/24)	1,000	971,553
Pfizer Inc.
1.10%, 05/15/17	1,400	1,399,302
1.50%, 06/15/18	1,500	1,507,024
2.10%, 05/15/19	2,400	2,440,166
3.00%, 06/15/23	2,475	2,550,055
3.40%, 05/15/24[a]	2,250	2,349,765
4.65%, 03/01/18	200	212,811
6.20%, 03/15/19	6,484	7,321,417

Security	Principal (000s)	Value
Pharmacia Corp.
6.50%, 12/01/18	$3,140	$3,539,410
Sanofi
1.25%, 04/10/18	2,050	2,043,988
4.00%, 03/29/21	5,032	5,455,514
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22[a]	1,291	1,250,530
Series 2
3.65%, 11/10/21	1,019	1,043,345
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21[a]	1,423	1,460,731
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	775	759,170
Wyeth LLC
5.45%, 04/01/17	315	329,568
Zoetis Inc.
1.88%, 02/01/18	850	838,677
3.25%, 02/01/23 (Call 11/01/22)	2,500	2,403,545
3.45%, 11/13/20 (Call 10/13/20)	270	271,866
4.50%, 11/13/25 (Call 08/13/25)	650	667,618

		248,234,752
PIPELINES — 2.17%
Boardwalk Pipelines Partners LP
5.75%, 09/15/19	2,200	2,112,000
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	575	498,909
4.35%, 10/15/24 (Call 07/15/24)	1,475	1,213,198
4.88%, 02/01/21 (Call 11/01/20)	475	439,375
5.50%, 08/15/19	500	480,000
6.05%, 01/15/18	850	858,500
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	612	644,021

128	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
6.00%, 05/15/18	$580	$621,443
6.13%, 11/01/17	200	211,784
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)[b]	2,500	2,325,224
Copano Energy LLC/Copano Energy Finance Corp.
7.13%, 04/01/21 (Call 04/01/16)	500	495,000
El Paso Natural Gas Co. LLC
5.95%, 04/15/17	350	354,357
8.63%, 01/15/22[a]	650	692,956
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	500	370,000
3.90%, 05/15/24 (Call 02/15/24)	756	491,400
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	150	134,283
4.38%, 10/15/20 (Call 09/15/20)	1,000	915,080
5.20%, 03/15/20	320	302,480
5.88%, 10/15/25 (Call 07/15/25)[a]	1,000	942,665
9.88%, 03/01/19	1,535	1,642,663
Series B
6.50%, 04/15/18	1,000	1,000,000
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	1,690	1,453,234
5.60%, 04/01/17[a]	975	978,078
Energy Transfer Partners LP
2.50%, 06/15/18	1,750	1,609,108
3.60%, 02/01/23 (Call 11/01/22)	1,100	903,399
4.05%, 03/15/25 (Call 12/15/24)[a]	1,150	949,863
4.15%, 10/01/20 (Call 08/01/20)[a]	1,675	1,457,604
4.65%, 06/01/21 (Call 03/01/21)	1,587	1,364,871
4.75%, 01/15/26 (Call 10/15/25)	200	170,962

Security	Principal (000s)	Value
5.20%, 02/01/22 (Call 11/01/21)	$1,966	$1,682,832
6.70%, 07/01/18	1,000	994,753
9.00%, 04/15/19[a]	840	858,900
9.70%, 03/15/19	665	691,810
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	250	192,500
4.15%, 06/01/25 (Call 03/01/25)	470	324,300
4.40%, 04/01/24 (Call 01/01/24)	1,085	770,350
Enterprise Products Operating LLC
1.65%, 05/07/18[a]	655	633,187
2.55%, 10/15/19 (Call 09/15/19)[a]	960	930,403
3.35%, 03/15/23 (Call 12/15/22)	3,150	2,971,466
3.75%, 02/15/25 (Call 11/15/24)[a]	2,000	1,891,637
4.05%, 02/15/22	4,228	4,223,232
5.20%, 09/01/20	393	413,549
5.25%, 01/31/20	1,250	1,311,995
6.50%, 01/31/19	1,125	1,212,425
6.65%, 04/15/18	800	850,370
Series L
6.30%, 09/15/17	762	797,283
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	650	493,196
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	1,535	1,431,387
3.45%, 02/15/23 (Call 11/15/22)	525	450,000
3.50%, 03/01/21 (Call 01/01/21)	1,225	1,108,625
3.50%, 09/01/23 (Call 06/01/23)	50	42,427
3.95%, 09/01/22 (Call 06/01/22)	1,000	897,419
4.15%, 03/01/22	900	816,236
4.25%, 09/01/24 (Call 06/01/24)	4,020	3,534,517

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.30%, 05/01/24 (Call 02/01/24)	$1,000	$886,008
5.00%, 10/01/21 (Call 07/01/21)[a]	1,000	950,000
5.30%, 09/15/20	3,400	3,332,000
5.80%, 03/01/21	930	920,700
5.95%, 02/15/18[a]	1,105	1,124,338
6.50%, 04/01/20	675	688,500
6.85%, 02/15/20	1,715	1,766,450
9.00%, 02/01/19[a]	400	430,000
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	2,455	2,258,600
6.50%, 09/15/20[a]	1,000	1,015,000
Magellan Midstream Partners LP
4.25%, 02/01/21	770	775,516
6.55%, 07/15/19	1,095	1,188,959
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)[a]	100	79,000
4.88%, 12/01/24 (Call 09/01/24)[b]	1,000	830,000
4.88%, 06/01/25 (Call 03/01/25)[b]	2,050	1,691,250
Northern Border Pipeline Co.
Series A
7.50%, 09/15/21	90	96,117
Northwest Pipeline LLC
6.05%, 06/15/18	215	210,700
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	1,000	939,673
3.20%, 09/15/18 (Call 08/15/18)	681	626,156
3.38%, 10/01/22 (Call 07/01/22)	2,326	1,837,470
8.63%, 03/01/19[a]	1,070	1,112,800
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17[a]	300	305,464
Phillips 66 Partners LP
3.61%, 02/15/25 (Call 11/15/24)	1,000	852,018

Security	Principal (000s)	Value
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)[a]	$575	$508,875
3.60%, 11/01/24 (Call 08/01/24)	1,400	1,087,430
3.65%, 06/01/22 (Call 03/01/22)	900	752,582
4.65%, 10/15/25 (Call 07/15/25)[a]	2,450	2,045,167
5.00%, 02/01/21 (Call 11/01/20)[a]	1,933	1,806,582
5.75%, 01/15/20[a]	690	668,881
6.50%, 05/01/18	2,370	2,370,000
8.75%, 05/01/19	125	130,625
Questar Pipeline Co.
5.83%, 02/01/18[a]	575	612,379
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	575	465,792
5.00%, 10/01/22 (Call 07/01/22)	1,000	831,031
5.50%, 04/15/23 (Call 10/15/17)	1,250	1,050,000
5.88%, 03/01/22 (Call 12/01/21)[a]	3,000	2,632,500
6.50%, 07/15/21 (Call 07/15/16)	1,000	940,000
Southern Natural Gas Co. LLC
5.90%, 04/01/17[b]	325	328,744
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	600	577,017
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	585	486,695
6.20%, 04/15/18	1,700	1,765,045
8.00%, 10/01/19	850	900,869
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)[a]	1,050	962,336

130	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.75%, 03/15/24 (Call 12/15/23)	$250	$250,140
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	865	712,500
4.65%, 02/15/22	675	607,284
5.95%, 12/01/25 (Call 09/01/25)[a]	1,020	949,057
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	650	577,513
4.65%, 06/15/21 (Call 03/15/21)	450	427,918
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	975	999,904
TransCanada PipeLines Ltd.
1.63%, 11/09/17	1,500	1,473,496
1.88%, 01/12/18	1,760	1,727,741
2.50%, 08/01/22	2,150	1,983,872
3.75%, 10/16/23 (Call 07/16/23)[a]	475	469,051
3.80%, 10/01/20	2,720	2,744,219
4.88%, 01/15/26 (Call 10/15/25)	1,200	1,240,421
6.35%, 05/15/67 (Call 05/15/17)[d]	545	348,800
6.50%, 08/15/18[a]	1,462	1,571,759
7.13%, 01/15/19	649	712,490
9.88%, 01/01/21	320	398,864
Transcontinental Gas Pipe Line Co. LLC
6.05%, 06/15/18	1,105	1,077,375
7.85%, 02/01/26 (Call 11/01/25)[b]	1,000	1,065,000
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	550	475,750
3.95%, 06/01/25 (Call 03/01/25)	150	109,500
4.00%, 07/01/22 (Call 04/01/22)	850	654,500
5.38%, 06/01/21 (Call 03/01/21)	1,203	998,490

Security	Principal (000s)	Value
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	$925	$707,625
3.60%, 03/15/22 (Call 01/15/22)	446	350,110
4.00%, 11/15/21 (Call 08/15/21)	2,950	2,389,500
4.00%, 09/15/25 (Call 06/15/25)	546	413,595
4.13%, 11/15/20 (Call 08/15/20)	70	59,150
4.30%, 03/04/24 (Call 12/04/23)	1,690	1,297,075
4.50%, 11/15/23 (Call 08/15/23)	100	77,500
5.25%, 03/15/20	932	838,800
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	2,050	1,660,500
4.88%, 03/15/24 (Call 03/15/19)	525	420,000
6.13%, 07/15/22 (Call 01/15/17)	1,810	1,574,700

		131,360,724
REAL ESTATE — 0.13%
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	1,525	1,552,381
4.13%, 07/01/24 (Call 04/01/24)	262	268,956
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	1,000	1,007,899
5.80%, 04/25/17	250	260,619
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	1,500	1,511,840
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)[a]	500	508,996
5.88%, 06/15/17	600	630,272

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	$570	$539,546
4.60%, 04/01/24 (Call 01/01/24)	1,800	1,830,666

		8,111,175
REAL ESTATE INVESTMENT TRUSTS — 2.76%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	1,000	1,009,735
4.60%, 04/01/22 (Call 01/01/22)	1,190	1,253,971
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)[a]	1,000	992,791
3.40%, 02/15/19	654	664,076
3.45%, 09/15/21	1,150	1,147,046
3.50%, 01/31/23	1,600	1,568,989
4.00%, 06/01/25 (Call 03/01/25)[a]	1,100	1,093,115
4.50%, 01/15/18	874	908,666
4.70%, 03/15/22	3,000	3,174,098
5.00%, 02/15/24	2,030	2,166,943
5.05%, 09/01/20	1,336	1,434,696
5.90%, 11/01/21	1,395	1,550,425
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	2,690	2,657,600
3.50%, 11/15/24 (Call 08/15/24)	70	71,590
3.63%, 10/01/20 (Call 07/01/20)[a]	1,250	1,303,703
3.95%, 01/15/21 (Call 10/15/20)	550	581,623
4.20%, 12/15/23 (Call 09/16/23)	25	26,852
5.70%, 03/15/17	750	782,016
6.10%, 03/15/20	300	341,598
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)[a]	556	548,808
3.65%, 02/01/26 (Call 11/01/25)	870	877,679

Security	Principal (000s)	Value
3.70%, 11/15/18 (Call 08/17/18)	$730	$755,356
3.80%, 02/01/24 (Call 11/01/23)[a]	1,000	1,027,401
3.85%, 02/01/23 (Call 11/01/22)	500	516,001
4.13%, 05/15/21 (Call 02/15/21)	445	470,178
5.63%, 11/15/20 (Call 08/15/20)	900	1,002,164
5.88%, 10/15/19 (Call 07/17/19)	3,720	4,120,160
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	1,820	1,804,544
4.10%, 10/01/24 (Call 07/01/24)	500	491,417
5.70%, 05/01/17	100	103,604
Camden Property Trust
4.25%, 01/15/24 (Call 10/15/23)[a]	1,750	1,835,801
4.63%, 06/15/21 (Call 03/15/21)[a]	200	218,308
4.88%, 06/15/23 (Call 03/15/23)	100	109,549
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)	505	474,384
5.25%, 12/01/23 (Call 09/01/23)	1,200	1,181,818
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	675	664,732
5.25%, 02/15/24 (Call 11/15/23)	1,300	1,342,314
Crown Castle International Corp.
3.40%, 02/15/21 (Call 01/15/21)	2,750	2,759,662
5.25%, 01/15/23	1,000	1,055,000
CubeSmart LP
4.80%, 07/15/22 (Call 04/15/22)	250	271,051

132	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	$500	$474,821
3.50%, 01/15/21 (Call 11/15/20)	103	103,796
3.63%, 02/01/25 (Call 11/01/24)	1,000	946,062
4.63%, 07/15/22 (Call 04/15/22)[a]	1,100	1,141,778
7.88%, 09/01/20	70	83,870
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)[a,b]	1,000	1,015,825
3.63%, 10/01/22 (Call 07/03/22)	1,000	980,092
3.95%, 07/01/22 (Call 05/01/22)	70	70,682
5.25%, 03/15/21 (Call 12/15/20)	2,290	2,510,697
Duke Realty LP
3.63%, 04/15/23 (Call 01/15/23)	950	944,883
3.88%, 10/15/22 (Call 07/15/22)	1,225	1,237,684
4.38%, 06/15/22 (Call 03/15/22)	1,450	1,512,799
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	2,300	2,426,090
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)	600	653,907
6.25%, 06/15/17 (Call 12/15/16)	550	564,712
6.65%, 01/15/18 (Call 07/15/17)	200	210,449
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)[a]	1,070	1,073,888
4.63%, 12/15/21 (Call 09/15/21)	929	1,023,382
4.75%, 07/15/20 (Call 04/15/20)	1,488	1,615,244
5.75%, 06/15/17	582	611,221

Security	Principal (000s)	Value
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	$50	$49,552
3.38%, 01/15/23 (Call 10/15/22)	70	69,929
3.63%, 08/15/22 (Call 05/15/22)	1,000	1,028,241
3.88%, 05/01/24 (Call 02/01/24)[a]	2,000	2,052,677
5.50%, 03/15/17	950	983,596
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)[a]	2,500	2,350,776
3.40%, 02/01/25 (Call 11/01/24)	3,400	3,037,022
3.75%, 02/01/19 (Call 11/01/18)	1,050	1,072,423
3.88%, 08/15/24 (Call 05/17/24)	500	468,445
4.20%, 03/01/24 (Call 12/01/23)	20	19,158
4.25%, 11/15/23 (Call 08/15/23)	1,400	1,360,353
5.38%, 02/01/21 (Call 11/03/20)[a]	1,743	1,865,612
5.63%, 05/01/17[a]	640	665,910
6.70%, 01/30/18	826	888,140
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)	396	396,209
5.75%, 01/15/21	1,150	1,280,115
Healthcare Trust of America Holdings LP
3.38%, 07/15/21 (Call 05/15/21)	500	501,276
Highwoods Realty LP
3.20%, 06/15/21 (Call 04/15/21)[a]	500	499,473
3.63%, 01/15/23 (Call 10/15/22)	940	933,401
5.85%, 03/15/17	250	259,604
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	200	194,640

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.50%, 03/15/25 (Call 09/15/24)	$1,320	$1,245,697
4.65%, 03/15/24 (Call 09/15/23)	1,015	969,605
5.00%, 08/15/22 (Call 02/15/22)	750	760,729
5.63%, 03/15/17	1,050	1,084,621
6.70%, 01/15/18 (Call 07/15/17)	200	209,752
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	2,200	2,126,649
4.75%, 03/01/23 (Call 12/01/22)	25	25,815
5.25%, 03/15/22 (Call 12/15/21)	250	269,478
Series D
3.75%, 10/15/23 (Call 07/15/23)	1,225	1,178,377
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	1,700	1,787,463
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	1,400	1,374,404
3.20%, 05/01/21 (Call 03/01/21)	344	348,911
5.70%, 05/01/17	1,550	1,619,594
Lexington Realty Trust
4.40%, 06/15/24 (Call 03/15/24)	25	25,268
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	1,000	1,029,837
4.40%, 02/15/24 (Call 11/15/23)	1,100	1,140,684
4.75%, 10/01/20 (Call 07/01/20)	100	107,395
6.63%, 10/01/17	425	452,781
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	346	344,843
3.15%, 05/15/23 (Call 02/15/23)	450	394,103

Security	Principal (000s)	Value
4.50%, 04/18/22 (Call 01/18/22)	$475	$460,833
7.75%, 08/15/19	1,000	1,095,794
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)	1,250	1,246,307
4.30%, 10/15/23 (Call 07/15/23)	1,400	1,463,771
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	950	944,531
3.90%, 06/15/24 (Call 03/15/24)[a]	1,150	1,166,555
4.00%, 11/15/25 (Call 08/15/25)	15	15,246
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,124,398
Omega Healthcare Investors Inc.
5.25%, 01/15/26 (Call 10/15/25)	2,500	2,539,374
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	1,000	953,940
4.45%, 03/15/24 (Call 12/15/23)	1,000	1,030,477
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	170	174,281
4.25%, 08/15/23 (Call 05/15/23)	2,700	2,861,355
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	922	903,725
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)[a]	750	750,114
3.25%, 10/15/22 (Call 07/15/22)	1,010	990,991
3.88%, 07/15/24 (Call 04/15/24)	850	851,984
6.75%, 08/15/19[a]	350	396,928

134	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	$500	$498,685
3.60%, 02/01/20 (Call 01/01/20)[a]	760	768,933
4.50%, 02/01/25 (Call 11/01/24)	1,975	1,831,751
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	700	701,697
4.75%, 05/01/24 (Call 11/01/23)	1,750	1,682,115
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	1,664	1,677,949
2.20%, 02/01/19 (Call 11/01/18)	154	155,147
2.50%, 09/01/20 (Call 06/01/20)	1,000	1,006,405
2.75%, 02/01/23 (Call 11/01/22)	500	494,665
3.30%, 01/15/26 (Call 10/15/25)[a]	1,305	1,313,441
3.38%, 03/15/22 (Call 12/15/21)	50	51,741
3.50%, 09/01/25 (Call 06/01/25)[a]	19	19,437
3.75%, 02/01/24 (Call 11/01/23)	720	749,663
4.13%, 12/01/21 (Call 09/01/21)	290	312,972
4.38%, 03/01/21 (Call 12/01/20)	5,521	6,015,375
5.65%, 02/01/20 (Call 11/01/19)	878	981,817
10.35%, 04/01/19 (Call 01/01/19)	1,398	1,706,651
Tanger Properties LP
3.75%, 12/01/24 (Call 09/01/24)	500	505,764
3.88%, 12/01/23 (Call 09/01/23)	915	934,951

Security	Principal (000s)	Value
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	$1,050	$1,096,126
3.75%, 07/01/24 (Call 04/01/24)	25	25,629
4.25%, 06/01/18	950	994,815
4.63%, 01/10/22 (Call 10/10/21)	725	790,434
Ventas Realty LP
1.25%, 04/17/17	1,525	1,514,970
3.50%, 02/01/25 (Call 11/01/24)[a]	1,595	1,548,324
4.13%, 01/15/26 (Call 10/15/25)	2,500	2,526,489
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	1,550	1,541,401
2.70%, 04/01/20 (Call 01/01/20)	1,150	1,140,260
4.00%, 04/30/19 (Call 01/30/19)	225	234,671
4.25%, 03/01/22 (Call 12/01/21)	1,200	1,251,561
4.75%, 06/01/21 (Call 03/01/21)	970	1,044,941
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	25	24,675
5.00%, 01/15/22 (Call 10/15/21)	525	562,354
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	1,250	1,339,452
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	200	197,705
Welltower Inc.
2.25%, 03/15/18	950	947,337
3.75%, 03/15/23 (Call 12/15/22)[a]	1,400	1,371,016
4.13%, 04/01/19 (Call 01/01/19)	720	748,567

SCHEDULES OF INVESTMENTS	135

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.50%, 01/15/24 (Call 10/15/23)	$1,100	$1,121,962
4.70%, 09/15/17	950	988,063
4.95%, 01/15/21 (Call 10/15/20)[a]	888	953,446
5.25%, 01/15/22 (Call 10/15/21)	1,358	1,466,029
6.13%, 04/15/20	400	446,614
Weyerhaeuser Co.
4.63%, 09/15/23	785	817,102
7.38%, 10/01/19	2,000	2,250,724

		167,358,334
RETAIL — 2.66%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	540	565,346
4.50%, 12/01/23 (Call 09/01/23)	35	36,029
5.75%, 05/01/20	775	846,066
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	1,770	1,768,336
4.50%, 10/01/25 (Call 07/01/25)	1,200	1,228,379
5.50%, 02/01/20	445	480,321
AutoZone Inc.
2.50%, 04/15/21 (Call 03/15/21)	15	14,807
2.88%, 01/15/23 (Call 10/15/22)	750	735,450
3.13%, 07/15/23 (Call 04/15/23)	35	34,734
3.25%, 04/15/25 (Call 01/15/25)	970	955,556
3.70%, 04/15/22 (Call 01/15/22)	1,140	1,181,358
4.00%, 11/15/20 (Call 08/15/20)[a]	150	158,320
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	688	659,508
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)[a]	2,100	2,142,000

Security	Principal (000s)	Value
Brinker International Inc.
3.88%, 05/15/23[a]	$764	$749,069
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)[a]	1,400	1,339,694
Costco Wholesale Corp.
1.13%, 12/15/17	800	800,188
1.70%, 12/15/19	1,900	1,913,065
1.75%, 02/15/20	1,173	1,176,520
2.25%, 02/15/22	4,635	4,668,212
5.50%, 03/15/17	1,192	1,247,403
CVS Health Corp.
1.90%, 07/20/18	8,033	8,053,217
2.25%, 12/05/18 (Call 11/05/18)	820	828,065
2.80%, 07/20/20 (Call 06/20/20)	1,250	1,279,529
3.38%, 08/12/24 (Call 05/12/24)	5,350	5,498,339
3.50%, 07/20/22 (Call 05/20/22)	500	521,269
3.88%, 07/20/25 (Call 04/20/25)	5,250	5,583,944
4.00%, 12/05/23 (Call 09/05/23)[a]	1,250	1,347,341
4.13%, 05/15/21 (Call 02/15/21)[a]	600	646,304
4.75%, 05/18/20 (Call 11/18/19)	2,670	2,904,358
4.75%, 12/01/22 (Call 09/01/22)[b]	2,000	2,190,294
5.75%, 06/01/17	842	885,681
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)[a]	1,300	1,277,085
4.13%, 07/15/17	475	488,316
4.15%, 11/01/25 (Call 08/01/25)	1,035	1,064,157
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[a]	1,490	1,552,340
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	3,900	3,949,473

136	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.25%, 09/10/18 (Call 08/10/18)[a]	$3,140	$3,212,124
2.63%, 06/01/22 (Call 05/01/22)	4,022	4,091,789
2.70%, 04/01/23 (Call 01/01/23)	2,000	2,050,172
3.00%, 04/01/26 (Call 01/01/26)	515	531,799
3.35%, 09/15/25 (Call 06/15/25)	670	710,600
4.40%, 04/01/21 (Call 01/01/21)	2,109	2,342,013
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	638	645,714
4.25%, 07/17/25 (Call 04/17/25)[a]	1,000	959,450
4.75%, 12/15/23 (Call 09/15/23)	500	500,265
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,685	1,690,779
3.12%, 04/15/22 (Call 01/15/22)	528	549,556
3.38%, 09/15/25 (Call 06/15/25)[a]	2,020	2,114,241
3.75%, 04/15/21 (Call 01/15/21)	150	161,398
3.80%, 11/15/21 (Call 08/15/21)	1,555	1,680,481
3.88%, 09/15/23 (Call 06/15/23)	70	76,275
4.63%, 04/15/20 (Call 10/15/19)	575	632,315
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[a]	1,650	1,530,699
3.88%, 01/15/22 (Call 10/15/21)	2,599	2,559,171
7.45%, 07/15/17	850	905,879
McDonald’s Corp.
1.88%, 05/29/19	1,800	1,800,129
2.10%, 12/07/18[a]	130	131,428

Security	Principal (000s)	Value
2.20%, 05/26/20 (Call 04/26/20)	$2,007	$2,017,222
2.63%, 01/15/22[a]	848	852,763
2.75%, 12/09/20 (Call 11/09/20)	185	189,332
3.25%, 06/10/24	1,176	1,202,462
3.38%, 05/26/25 (Call 02/26/25)[a]	1,600	1,635,371
3.63%, 05/20/21	1,250	1,329,647
3.70%, 01/30/26 (Call 10/30/25)	1,200	1,247,308
5.00%, 02/01/19[a]	500	544,179
5.30%, 03/15/17	245	255,231
5.35%, 03/01/18	1,258	1,349,423
5.80%, 10/15/17	600	640,768
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	1,250	1,332,619
4.75%, 05/01/20[a]	1,625	1,759,313
6.25%, 01/15/18	560	603,059
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	1,100	1,127,887
4.63%, 09/15/21 (Call 06/15/21)	1,050	1,134,436
4.88%, 01/14/21 (Call 10/14/20)	115	125,163
QVC Inc.
3.13%, 04/01/19[a]	175	173,537
4.38%, 03/15/23	550	528,500
4.45%, 02/15/25 (Call 11/15/24)	750	701,875
4.85%, 04/01/24	1,400	1,350,813
5.13%, 07/02/22	1,950	1,980,201
Ross Stores Inc.
3.38%, 09/15/24 (Call 06/15/24)	500	501,221
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)	1,125	1,094,049
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	1,150	1,168,328

SCHEDULES OF INVESTMENTS	137

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.70%, 06/15/22 (Call 04/15/22)	$900	$927,143
3.85%, 10/01/23 (Call 07/01/23)	650	711,148
Target Corp.
2.30%, 06/26/19	1,900	1,948,252
2.90%, 01/15/22	2,650	2,733,706
3.50%, 07/01/24[a]	715	770,073
3.88%, 07/15/20[a]	399	435,567
5.38%, 05/01/17	2,628	2,761,258
5.88%, 07/15/16	92	93,761
6.00%, 01/15/18	3,174	3,451,983
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	35	34,451
2.75%, 06/15/21 (Call 04/15/21)	1,000	1,025,465
6.95%, 04/15/19	805	923,357
Wal-Mart Stores Inc.
1.00%, 04/21/17[a]	1,088	1,088,102
1.13%, 04/11/18[a]	1,000	1,000,695
1.95%, 12/15/18	1,900	1,933,103
2.55%, 04/11/23 (Call 01/11/23)	3,250	3,303,119
3.25%, 10/25/20	1,454	1,546,201
3.30%, 04/22/24 (Call 01/22/24)[a]	3,425	3,642,559
3.63%, 07/08/20[a]	907	977,124
4.13%, 02/01/19[a]	1,950	2,097,705
4.25%, 04/15/21[a]	999	1,110,410
5.38%, 04/05/17	1,761	1,844,804
5.80%, 02/15/18	1,522	1,660,275
Walgreen Co.
3.10%, 09/15/22	4,000	3,929,858
5.25%, 01/15/19	157	169,377
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	1,110	1,116,020
3.30%, 11/18/21 (Call 09/18/21)	500	503,249
3.80%, 11/18/24 (Call 08/18/24)	4,877	4,897,568

		161,127,390

Security	Principal (000s)	Value
SAVINGS & LOANS — 0.06%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	$700	$697,014
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	2,850	2,873,689

		3,570,703
SEMICONDUCTORS — 0.89%
Altera Corp.
1.75%, 05/15/17	2,000	2,010,922
4.10%, 11/15/23	850	920,486
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)[a]	1,250	1,236,536
3.90%, 12/15/25 (Call 09/15/25)[a]	245	257,533
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	575	587,121
3.90%, 10/01/25 (Call 07/01/25)[a]	640	660,172
4.30%, 06/15/21	1,250	1,367,841
Intel Corp.
1.35%, 12/15/17	4,793	4,810,627
2.45%, 07/29/20	2,340	2,390,080
2.70%, 12/15/22[a]	4,400	4,443,226
3.10%, 07/29/22	2,015	2,095,744
3.30%, 10/01/21	2,586	2,734,489
3.70%, 07/29/25 (Call 04/29/25)[a]	2,480	2,669,404
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	875	885,691
4.13%, 11/01/21 (Call 09/01/21)	2,290	2,347,052
4.65%, 11/01/24 (Call 08/01/24)[a]	2,470	2,428,159
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	815	791,522
3.80%, 03/15/25 (Call 12/15/24)	1,000	956,264

138	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	$1,000	$1,011,153
National Semiconductor Corp.
6.60%, 06/15/17[a]	800	854,625
QUALCOMM Inc.
1.40%, 05/18/18[a]	3,266	3,254,548
2.25%, 05/20/20[a]	2,250	2,269,249
3.00%, 05/20/22[a]	4,000	4,025,452
3.45%, 05/20/25 (Call 02/20/25)[a]	2,150	2,134,602
Texas Instruments Inc.
0.88%, 03/12/17	950	949,353
1.00%, 05/01/18	930	924,223
1.65%, 08/03/19	1,519	1,520,889
1.75%, 05/01/20 (Call 04/01/20)	764	762,862
2.75%, 03/12/21 (Call 02/12/21)	500	513,133
Xilinx Inc.
2.13%, 03/15/19	1,766	1,756,336
3.00%, 03/15/21[a]	150	153,980

		53,723,274
SOFTWARE — 1.63%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	1,500	1,500,994
4.75%, 02/01/20	1,740	1,898,682
Autodesk Inc.
1.95%, 12/15/17	865	856,842
3.60%, 12/15/22 (Call 09/15/22)	500	491,951
4.38%, 06/15/25 (Call 03/15/25)	1,155	1,166,479
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	950	995,022
CA Inc.
2.88%, 08/15/18	35	35,127
4.50%, 08/15/23 (Call 05/15/23)	1,210	1,240,625
5.38%, 12/01/19[a]	1,000	1,085,726
CDK Global Inc.
4.50%, 10/15/24 (Call 07/15/24)[a]	220	222,429

Security	Principal (000s)	Value
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	$2,000	$1,994,539
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	280	284,141
4.80%, 03/01/26 (Call 12/01/25)	285	289,640
Fidelity National Information Services Inc.
1.45%, 06/05/17	1,500	1,484,383
2.85%, 10/15/18	550	552,879
3.50%, 04/15/23 (Call 01/15/23)	900	868,460
5.00%, 03/15/22 (Call 03/15/17)	2,200	2,284,293
5.00%, 10/15/25 (Call 07/15/25)	4,250	4,407,328
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	2,500	2,517,549
3.50%, 10/01/22 (Call 07/01/22)	1,020	1,036,184
4.63%, 10/01/20	1,000	1,081,494
4.75%, 06/15/21	850	926,503
Intuit Inc.
5.75%, 03/15/17	1,010	1,052,563
Microsoft Corp.
0.88%, 11/15/17[a]	346	345,903
1.00%, 05/01/18[a]	2,650	2,646,513
1.30%, 11/03/18	2,270	2,278,838
1.63%, 12/06/18[a]	2,000	2,026,227
1.85%, 02/12/20 (Call 01/12/20)	1,850	1,871,642
2.00%, 11/03/20 (Call 10/03/20)	1,385	1,404,672
2.13%, 11/15/22[a]	2,800	2,780,528
2.38%, 02/12/22 (Call 01/12/22)	3,002	3,049,486
2.38%, 05/01/23 (Call 02/01/23)	1,150	1,159,803
2.65%, 11/03/22 (Call 09/03/22)	2,750	2,826,807

SCHEDULES OF INVESTMENTS	139

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.70%, 02/12/25 (Call 11/12/24)[a]	$4,525	$4,619,854
3.13%, 11/03/25 (Call 08/03/25)	2,500	2,625,876
3.63%, 12/15/23 (Call 09/15/23)	1,950	2,123,485
4.00%, 02/08/21[a]	2,150	2,380,255
4.20%, 06/01/19	374	407,870
Oracle Corp.
1.20%, 10/15/17	4,381	4,388,612
2.25%, 10/08/19[a]	4,275	4,365,479
2.38%, 01/15/19[a]	1,575	1,615,273
2.50%, 05/15/22 (Call 03/15/22)	4,305	4,303,190
2.50%, 10/15/22	7,700	7,663,988
2.95%, 05/15/25 (Call 02/15/25)	5,150	5,185,856
3.40%, 07/08/24 (Call 04/08/24)	500	522,675
3.63%, 07/15/23	3,600	3,840,727
3.88%, 07/15/20	352	381,075
5.00%, 07/08/19	1,819	2,019,294
5.75%, 04/15/18	3,128	3,412,762

		98,520,523
TELECOMMUNICATIONS — 3.58%
America Movil SAB de CV
3.13%, 07/16/22	3,750	3,750,733
5.00%, 10/16/19	500	545,182
5.00%, 03/30/20	2,350	2,574,491
5.63%, 11/15/17[a]	1,219	1,292,450
AT&T Inc.
1.40%, 12/01/17	1,900	1,887,227
1.70%, 06/01/17	4,896	4,902,510
2.30%, 03/11/19	2,000	2,008,019
2.38%, 11/27/18	700	705,246
2.45%, 06/30/20 (Call 05/30/20)[a]	8,563	8,485,868
2.63%, 12/01/22 (Call 09/01/22)	1,900	1,837,335
3.00%, 02/15/22	2,000	1,986,900
3.00%, 06/30/22 (Call 04/30/22)	2,615	2,582,042
3.40%, 05/15/25 (Call 02/15/25)	6,990	6,848,114

Security	Principal (000s)	Value
3.60%, 02/17/23 (Call 12/17/22)	$1,800	$1,831,530
3.88%, 08/15/21	1,423	1,485,128
3.90%, 03/11/24 (Call 12/11/23)	500	517,274
4.13%, 02/17/26 (Call 11/17/25)	2,400	2,478,379
4.45%, 05/15/21	1,785	1,908,705
5.50%, 02/01/18	5,838	6,222,349
5.80%, 02/15/19	5,988	6,595,662
British Telecommunications PLC
2.35%, 02/14/19	1,425	1,437,492
5.95%, 01/15/18	2,313	2,489,263
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.38%, 12/15/17	321	322,337
3.85%, 04/15/23	2,450	2,473,932
Cisco Systems Inc.
1.10%, 03/03/17	4,483	4,490,095
1.60%, 02/28/19	980	984,221
1.65%, 06/15/18	3,400	3,422,012
2.13%, 03/01/19	1,730	1,761,993
2.45%, 06/15/20[a]	2,430	2,486,662
2.60%, 02/28/23	1,400	1,417,919
2.90%, 03/04/21	250	259,688
3.00%, 06/15/22[a]	2,385	2,477,755
3.15%, 03/14/17	2,301	2,353,270
3.50%, 06/15/25[a]	1,585	1,684,324
3.63%, 03/04/24	1,200	1,290,991
4.45%, 01/15/20	1,362	1,492,580
4.95%, 02/15/19	1,969	2,160,913
Corning Inc.
1.45%, 11/15/17	1,000	993,449
3.70%, 11/15/23 (Call 08/15/23)[a]	846	840,847
4.25%, 08/15/20[a]	365	386,688
6.63%, 05/15/19	440	494,653
Deutsche Telekom International Finance BV
6.00%, 07/08/19	1,089	1,224,176
6.75%, 08/20/18	2,118	2,358,043
GTE Corp.
6.84%, 04/15/18	440	475,021

140	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Harris Corp.
2.00%, 04/27/18	$325	$322,670
3.83%, 04/27/25 (Call 01/27/25)[a]	1,660	1,686,419
4.40%, 12/15/20	200	212,660
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[a]	1,020	988,741
4.50%, 03/15/24[a]	971	960,583
4.60%, 03/15/21	1,010	1,052,036
Motorola Solutions Inc.
3.50%, 09/01/21[a]	2,800	2,666,616
3.50%, 03/01/23	935	805,821
3.75%, 05/15/22	1,525	1,406,076
4.00%, 09/01/24	500	428,426
7.50%, 05/15/25[a]	600	661,034
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	2,223	2,217,200
Orange SA
2.75%, 02/06/19	2,730	2,787,007
4.13%, 09/14/21	1,334	1,424,968
5.38%, 07/08/19[a]	1,034	1,138,026
Qwest Corp.
6.50%, 06/01/17[a]	1,250	1,309,375
6.75%, 12/01/21	3,131	3,334,515
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	555	563,223
4.10%, 10/01/23 (Call 07/01/23)	1,870	1,994,212
6.80%, 08/15/18	1,700	1,888,438
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22[a]	850	878,349
Telefonica Emisiones SAU
3.19%, 04/27/18	1,000	1,013,540
4.57%, 04/27/23[a]	2,000	2,118,584
5.13%, 04/27/20	474	509,633
5.46%, 02/16/21	2,664	2,920,685
5.88%, 07/15/19	648	708,163
6.22%, 07/03/17	3,200	3,373,467
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	1,000	1,102,340

Security	Principal (000s)	Value
Verizon Communications Inc.
1.10%, 11/01/17[a]	$1,000	$990,641
1.35%, 06/09/17	3,853	3,843,717
2.45%, 11/01/22 (Call 08/01/22)	5,250	5,077,512
2.55%, 06/17/19[a]	2,650	2,707,928
2.63%, 02/21/20	8,230	8,330,577
3.00%, 11/01/21 (Call 09/01/21)	2,935	2,978,658
3.45%, 03/15/21	3,550	3,685,316
3.50%, 11/01/21	5,620	5,849,516
3.50%, 11/01/24 (Call 08/01/24)	8,790	8,969,338
3.65%, 09/14/18	1,890	1,973,827
4.50%, 09/15/20	2,425	2,632,185
4.60%, 04/01/21[a]	1,073	1,172,034
5.15%, 09/15/23	3,350	3,786,556
5.50%, 02/15/18	2,408	2,575,468
6.10%, 04/15/18	1,956	2,127,681
6.35%, 04/01/19	4,239	4,783,236
Vodafone Group PLC
1.25%, 09/26/17	1,400	1,392,615
1.50%, 02/19/18	4,142	4,095,027
1.63%, 03/20/17	350	350,121
2.95%, 02/19/23[a]	6,375	6,079,420
4.38%, 03/16/21[a]	500	531,049
4.63%, 07/15/18	670	707,315
5.45%, 06/10/19	1,200	1,314,076

		216,650,088
TEXTILES — 0.02%
Cintas Corp. No. 2
4.30%, 06/01/21	340	370,428
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	700	715,665

		1,086,093
TOYS, GAMES & HOBBIES — 0.05%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	690	700,584
Mattel Inc.
1.70%, 03/15/18[a]	1,000	988,870
2.35%, 05/06/19[a]	621	617,926

SCHEDULES OF INVESTMENTS	141

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.15%, 03/15/23 (Call 12/15/22)	$150	$146,553
4.35%, 10/01/20	475	499,736

		2,953,669
TRANSPORTATION — 1.23%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	1,400	1,419,714
3.00%, 04/01/25 (Call 01/01/25)[a]	2,300	2,294,293
3.05%, 03/15/22 (Call 12/15/21)[a]	1,600	1,649,689
3.05%, 09/01/22 (Call 06/01/22)	1,000	1,029,253
3.40%, 09/01/24 (Call 06/01/24)	1,430	1,475,661
3.65%, 09/01/25 (Call 06/01/25)[a]	500	523,982
3.75%, 04/01/24 (Call 01/01/24)[a]	2,045	2,162,916
4.10%, 06/01/21 (Call 03/01/21)	2,085	2,250,939
4.70%, 10/01/19	1,084	1,186,973
5.75%, 03/15/18	1,216	1,315,765
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	650	641,154
2.75%, 03/01/26 (Call 12/01/25)	225	228,062
2.95%, 11/21/24 (Call 08/21/24)	2,360	2,434,923
5.55%, 03/01/19	512	564,789
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)[a]	1,950	1,862,275
4.45%, 03/15/23 (Call 12/15/22)	70	74,594
7.25%, 05/15/19	750	855,007
9.45%, 08/01/21	670	872,002
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	545	544,066
3.40%, 08/01/24 (Call 05/01/24)[a]	2,000	2,025,506

Security	Principal (000s)	Value
3.70%, 10/30/20 (Call 07/30/20)	$256	$269,956
3.70%, 11/01/23 (Call 08/01/23)	20	20,815
4.25%, 06/01/21 (Call 03/01/21)[a]	900	966,963
6.25%, 03/15/18	350	381,250
7.38%, 02/01/19	1,150	1,322,051
7.90%, 05/01/17	210	225,373
CSX Transportation Inc.
6.25%, 01/15/23	1,974	2,309,467
FedEx Corp.
2.30%, 02/01/20	1,630	1,640,885
2.63%, 08/01/22	1,750	1,716,828
2.70%, 04/15/23	70	68,832
3.20%, 02/01/25	1,000	989,928
4.00%, 01/15/24	1,200	1,268,766
8.00%, 01/15/19	750	867,170
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)	950	989,545
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)[b]	840	820,183
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	1,640	1,611,711
3.00%, 04/01/22 (Call 01/01/22)	1,450	1,452,233
3.25%, 12/01/21 (Call 09/01/21)	700	709,832
3.85%, 01/15/24 (Call 10/15/23)	570	592,487
5.75%, 04/01/18	1,650	1,776,965
5.90%, 06/15/19	1,140	1,268,762
7.70%, 05/15/17	830	890,272
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	1,180	1,151,548
2.50%, 03/01/17 (Call 02/01/17)	1,100	1,107,063
2.50%, 03/01/18 (Call 02/01/18)	970	965,098

142	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.55%, 06/01/19 (Call 05/01/19)	$675	$664,362
2.65%, 03/02/20 (Call 02/02/20)	360	351,673
2.88%, 09/01/20 (Call 08/01/20)	1,225	1,205,852
3.45%, 11/15/21 (Call 10/15/21)	355	358,208
3.50%, 06/01/17	950	962,869
Southern Railway Co.
9.75%, 06/15/20	150	193,100
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	70	69,602
2.25%, 02/15/19[a]	1,150	1,169,407
2.75%, 04/15/23 (Call 01/15/23)[a]	1,700	1,713,686
2.75%, 03/01/26 (Call 12/01/25)	680	681,676
2.95%, 01/15/23 (Call 10/15/22)	570	583,419
3.25%, 08/15/25 (Call 05/15/25)[a]	1,000	1,039,502
3.75%, 03/15/24 (Call 12/15/23)	1,150	1,232,552
4.00%, 02/01/21 (Call 11/01/20)[a]	500	541,997
4.16%, 07/15/22 (Call 04/15/22)	864	948,125
5.70%, 08/15/18	762	837,482
5.75%, 11/15/17	1,000	1,075,303
United Parcel Service Inc.
2.45%, 10/01/22	2,914	2,963,561
3.13%, 01/15/21	1,714	1,813,606
5.13%, 04/01/19	3,156	3,498,170
5.50%, 01/15/18	1,211	1,309,655
United Parcel Service of America Inc.
8.38%, 04/01/20	370	463,008

		74,472,361
TRUCKING & LEASING — 0.08%
GATX Corp.
1.25%, 03/04/17	500	495,331
2.38%, 07/30/18	40	39,475

Security	Principal (000s)	Value
2.50%, 07/30/19	$575	$562,758
2.60%, 03/30/20 (Call 02/28/20)	650	626,216
3.25%, 03/30/25 (Call 12/30/24)[a]	1,100	1,034,366
3.90%, 03/30/23	1,220	1,231,920
4.75%, 06/15/22	525	559,558
4.85%, 06/01/21[a]	296	311,064

		4,860,688
WATER — 0.05%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	2,039	2,146,161
3.85%, 03/01/24 (Call 12/01/23)	35	37,872
United Utilities PLC
4.55%, 06/19/18	400	414,825
5.38%, 02/01/19	210	223,567

		2,822,425

TOTAL CORPORATE BONDS & NOTES
(Cost: $5,141,847,456)		5,123,217,177

FOREIGN GOVERNMENT OBLIGATIONS[f] — 12.63%

CANADA — 1.56%
Canada Government International Bond
1.13%, 03/19/18	8,000	8,032,731
1.63%, 02/27/19	2,950	2,997,111
Export Development Canada
0.75%, 12/15/17	3,900	3,889,152
1.00%, 05/15/17	2,000	2,004,823
1.00%, 11/01/18	70	69,946
1.25%, 02/04/19	5,000	5,021,539
1.63%, 12/03/19[a]	1,900	1,922,547
1.75%, 08/19/19	145	147,599
1.75%, 07/21/20[a]	5,000	5,095,638
Province of British Columbia Canada
1.20%, 04/25/17	1,250	1,254,577
2.00%, 10/23/22	3,370	3,395,138
2.65%, 09/22/21	250	262,132
Province of Manitoba Canada
1.13%, 06/01/18[a]	600	600,717

SCHEDULES OF INVESTMENTS	143

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.10%, 09/06/22	$4,000	$4,018,251
3.05%, 05/14/24[a]	2,995	3,186,137
Province of Nova Scotia Canada
8.25%, 07/30/22	70	93,954
9.25%, 03/01/20	525	665,493
Province of Ontario Canada
1.10%, 10/25/17	6,000	5,997,790
1.20%, 02/14/18[a]	2,650	2,646,313
1.63%, 01/18/19	2,500	2,508,077
1.65%, 09/27/19	2,900	2,900,532
1.88%, 05/21/20[a]	7,500	7,542,575
2.00%, 09/27/18	1,675	1,701,537
2.00%, 01/30/19	2,590	2,625,996
2.50%, 09/10/21	3,755	3,854,715
3.20%, 05/16/24	2,745	2,932,944
4.00%, 10/07/19	2,535	2,739,317
4.40%, 04/14/20	1,970	2,177,176
Province of Quebec Canada
2.63%, 02/13/23	4,700	4,831,073
2.75%, 08/25/21[a]	800	832,903
2.88%, 10/16/24	1,145	1,197,155
3.50%, 07/29/20	4,020	4,333,025
4.63%, 05/14/18[a]	1,000	1,072,058
7.13%, 02/09/24	1,640	2,178,832

		94,729,503
CHILE — 0.10%
Chile Government International Bond
2.25%, 10/30/22[a]	2,400	2,385,677
3.25%, 09/14/21	1,550	1,644,609
3.88%, 08/05/20	1,750	1,900,202

		5,930,488
COLOMBIA — 0.27%
Colombia Government International Bond
4.00%, 02/26/24 (Call 11/26/23)[a]	3,200	3,068,469
4.38%, 07/12/21[a]	9,200	9,295,122
7.38%, 03/18/19	1,550	1,732,012
8.13%, 05/21/24	100	120,836
11.75%, 02/25/20[a]	1,750	2,255,497

		16,471,936

Security	Principal (000s)	Value
GERMANY — 0.25%
FMS Wertmanagement AoeR
1.00%, 11/21/17	$1,500	$1,499,805
1.13%, 09/05/17	1,750	1,755,418
1.25%, 07/30/18	4,500	4,520,313
1.63%, 11/20/18	3,800	3,851,178
1.75%, 03/17/20	3,500	3,547,303

		15,174,017
ISRAEL — 0.07%
Israel Government International Bond
4.00%, 06/30/22	2,400	2,652,000
5.13%, 03/26/19	1,425	1,572,915

		4,224,915
ITALY — 0.17%
Italy Government International Bond
5.38%, 06/12/17	1,900	1,990,302
6.88%, 09/27/23	6,700	8,487,275

		10,477,577
JAPAN — 0.43%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17[a]	3,500	3,493,911
1.75%, 07/31/18	2,250	2,267,798
1.75%, 11/13/18	4,250	4,280,779
1.75%, 05/28/20[a]	3,200	3,192,230
2.13%, 02/10/25	5,000	4,925,871
3.38%, 07/31/23	2,800	3,042,750
Japan Finance Corp.
2.13%, 02/07/19	1,000	1,017,268
Japan Finance Organization for Municipalities
4.00%, 01/13/21	1,900	2,084,442
5.00%, 05/16/17	1,400	1,461,035

		25,766,084
MEXICO — 0.42%
Mexico Government International Bond
3.50%, 01/21/21[a]	4,300	4,433,163
3.60%, 01/30/25[a]	3,500	3,478,473
3.63%, 03/15/22[a]	5,380	5,511,432

144	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.00%, 10/02/23	$2,400	$2,471,013
4.13%, 01/21/26	1,400	1,435,861
5.13%, 01/15/20[a]	1,400	1,536,580
5.95%, 03/19/19[a]	4,700	5,230,005
8.13%, 12/30/19	850	1,064,001

		25,160,528
PANAMA — 0.10%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)[a]	2,500	2,518,467
4.00%, 09/22/24 (Call 06/22/24)[a]	1,750	1,797,216
5.20%, 01/30/20	1,400	1,536,398

		5,852,081
PERU — 0.08%
Peruvian Government International Bond
7.13%, 03/30/19	1,575	1,804,927
7.35%, 07/21/25[a]	2,500	3,197,189

		5,002,116
PHILIPPINES — 0.24%
Philippine Government International Bond
4.00%, 01/15/21	4,400	4,818,000
4.20%, 01/21/24	3,150	3,528,000
8.38%, 06/17/19	600	728,250
9.88%, 01/15/19	2,600	3,201,250
10.63%, 03/16/25	1,500	2,401,875

		14,677,375
POLAND — 0.33%
Poland Government International Bond
3.00%, 03/17/23	1,000	1,006,250
4.00%, 01/22/24	8,250	8,827,501
5.00%, 03/23/22	1,600	1,799,472
5.13%, 04/21/21	1,950	2,190,337
6.38%, 07/15/19	5,600	6,386,912

		20,210,472
SOUTH AFRICA — 0.20%
South Africa Government International Bond
4.67%, 01/17/24[a]	1,980	1,927,095

Security	Principal (000s)	Value
5.50%, 03/09/20[a]	$2,400	$2,505,936
5.88%, 05/30/22[a]	2,500	2,642,250
5.88%, 09/16/25[a]	1,000	1,045,450
6.88%, 05/27/19[a]	3,750	4,071,675

		12,192,406
SOUTH KOREA — 0.39%
Export-Import Bank of Korea
2.25%, 01/21/20	5,000	5,042,530
2.38%, 08/12/19	3,250	3,295,658
2.88%, 01/21/25	2,500	2,536,059
4.00%, 01/29/21	650	705,397
4.00%, 01/14/24	2,000	2,184,468
4.38%, 09/15/21	3,200	3,555,547
5.00%, 04/11/22	1,000	1,146,258
5.13%, 06/29/20	2,550	2,869,563
Korea International Bond
7.13%, 04/16/19	1,700	1,974,879

		23,310,359
SUPRANATIONAL — 7.22%
African Development Bank
0.88%, 03/15/18	980	977,491
1.13%, 03/15/17	850	852,736
1.13%, 03/04/19	5,117	5,108,794
1.63%, 10/02/18	4,300	4,362,930
2.38%, 09/23/21	2,946	3,070,314
Asian Development Bank
0.75%, 07/28/17	3,500	3,493,546
1.13%, 03/15/17	5,400	5,417,883
1.13%, 06/05/18[a]	4,000	4,009,107
1.38%, 01/15/19	2,500	2,515,133
1.38%, 03/23/20	5,045	5,050,036
1.50%, 09/28/18	1,345	1,361,344
1.50%, 01/22/20	6,850	6,899,239
1.63%, 08/26/20	2,980	3,012,321
1.75%, 09/11/18	1,250	1,272,991
1.75%, 03/21/19	1,300	1,322,737
1.88%, 10/23/18	1,700	1,736,419
1.88%, 04/12/19[a]	500	510,426
1.88%, 02/18/22	3,145	3,181,570
2.00%, 01/22/25[a]	3,900	3,920,736
2.13%, 11/24/21[a]	1,300	1,337,934
2.13%, 03/19/25	50	50,912

SCHEDULES OF INVESTMENTS	145

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Corp. Andina de Fomento
1.50%, 08/08/17	$2,450	$2,453,711
4.38%, 06/15/22	3,654	4,006,716
Council of Europe Development Bank
1.13%, 05/31/18	2,620	2,621,293
1.50%, 06/19/17	1,000	1,007,991
1.63%, 03/10/20[a]	3,070	3,101,767
1.75%, 11/14/19	2,000	2,032,403
European Bank for Reconstruction & Development
0.75%, 09/01/17	2,000	1,996,371
1.00%, 09/17/18	2,200	2,198,922
1.50%, 03/16/20[a]	1,300	1,306,379
1.63%, 04/10/18	50	50,576
1.63%, 11/15/18	5,200	5,278,729
1.75%, 06/14/19[a]	2,245	2,284,257
1.75%, 11/26/19[a]	1,650	1,675,457
1.88%, 02/23/22	5,000	5,072,419
European Investment Bank
0.88%, 04/18/17	8,650	8,653,607
1.00%, 08/17/17	7,000	7,010,344
1.00%, 12/15/17	6,350	6,349,138
1.00%, 03/15/18	10,010	9,999,452
1.00%, 06/15/18	9,400	9,376,197
1.13%, 09/15/17	5,250	5,266,143
1.13%, 08/15/18[a]	6,000	6,005,842
1.25%, 05/15/18	15,620	15,668,191
1.25%, 05/15/19	5,000	4,997,737
1.38%, 06/15/20[a]	8,755	8,726,122
1.63%, 06/15/17	2,100	2,119,979
1.63%, 12/18/18	8,000	8,103,051
1.63%, 03/16/20	5,500	5,545,239
1.63%, 12/15/20	2,500	2,511,574
1.75%, 03/15/17	3,300	3,330,913
1.75%, 06/17/19	6,950	7,056,050
1.88%, 03/15/19	2,725	2,778,433
1.88%, 02/10/25	9,060	8,975,419
2.13%, 10/15/21	8,320	8,520,039
2.25%, 08/15/22	12,080	12,435,787
2.50%, 04/15/21	2,650	2,768,754
2.50%, 10/15/24	500	523,148
2.88%, 09/15/20	920	976,087
3.25%, 01/29/24	2,150	2,361,303

Security	Principal (000s)	Value
4.00%, 02/16/21	$700	$781,116
5.13%, 05/30/17	1,600	1,683,720
Inter-American Development Bank
0.88%, 03/15/18[a]	3,935	3,924,926
1.00%, 07/14/17	9,850	9,862,971
1.13%, 03/15/17[a]	1,550	1,555,133
1.13%, 08/28/18[a]	2,300	2,306,784
1.25%, 01/16/18[a]	645	648,369
1.50%, 09/25/18	180	182,066
1.75%, 08/24/18[a]	950	967,150
1.75%, 10/15/19	4,550	4,620,539
1.75%, 04/14/22	7,100	7,124,786
1.88%, 06/16/20	5,910	6,015,309
1.88%, 03/15/21	8,300	8,436,381
2.13%, 11/09/20	1,870	1,924,402
2.13%, 01/15/25[a]	180	182,706
2.38%, 08/15/17[a]	2,000	2,042,909
3.00%, 10/04/23[a]	6,050	6,567,158
3.00%, 02/21/24[a]	2,500	2,713,046
3.88%, 02/14/20[a]	820	898,676
4.25%, 09/10/18[a]	1,200	1,295,087
Series E
3.88%, 09/17/19[a]	2,300	2,504,638
International Bank for Reconstruction & Development
0.88%, 04/17/17	5,000	5,003,252
1.00%, 11/15/17	2,750	2,753,812
1.00%, 06/15/18[a]	8,145	8,133,525
1.00%, 10/05/18	21,750	21,716,962
1.13%, 07/18/17[a]	2,000	2,007,048
1.38%, 04/10/18	6,170	6,213,959
1.63%, 02/10/22	2,180	2,177,154
1.88%, 03/15/19	4,700	4,800,072
1.88%, 10/07/19	2,500	2,552,121
1.88%, 10/07/22[a]	3,200	3,233,814
2.13%, 02/13/23[a]	5,400	5,546,197
2.13%, 03/03/25	8,470	8,609,732
2.25%, 06/24/21[a]	10,480	10,844,446
2.50%, 11/25/24[a]	950	994,109
2.50%, 07/29/25[a]	5,310	5,555,393
7.63%, 01/19/23[a]	35	48,379
International Finance Corp.
0.88%, 06/15/18	6,600	6,573,623
1.00%, 04/24/17	500	501,119

146	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
1.63%, 07/16/20	$7,140	$7,236,835
1.75%, 09/04/18[a]	10,700	10,904,654
1.75%, 09/16/19[a]	1,340	1,364,524
2.13%, 11/17/17	950	969,282
Nordic Investment Bank
0.75%, 01/17/18	1,000	997,082
1.00%, 03/07/17	2,200	2,204,588
1.13%, 02/25/19	2,027	2,027,320
1.50%, 09/29/20	3,000	3,014,620
2.25%, 09/30/21	200	207,454

		437,039,087
SWEDEN — 0.16%
Svensk Exportkredit AB
1.13%, 04/05/18	1,500	1,498,377
1.75%, 08/28/20[a]	5,000	5,040,016
1.88%, 06/23/20	1,000	1,012,667
5.13%, 03/01/17	1,788	1,862,666

		9,413,726
TURKEY — 0.60%
Republic of Turkey
7.50%, 11/07/19[a]	250	280,853
Turkey Government International Bond
3.25%, 03/23/23	8,500	7,809,375
5.63%, 03/30/21[a]	3,900	4,137,042
5.75%, 03/22/24[a]	5,000	5,300,100
6.25%, 09/26/22	2,850	3,108,809
6.75%, 04/03/18	10,200	10,931,748
7.00%, 06/05/20[a]	200	222,752
7.38%, 02/05/25[a]	1,750	2,053,660
7.50%, 07/14/17	2,500	2,673,400

		36,517,739
URUGUAY — 0.04%
Uruguay Government International Bond
4.50%, 08/14/24[a]	650	681,525
8.00%, 11/18/22[a]	1,530	1,897,200

		2,578,725

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $759,015,914)		764,729,134

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 0.22%

CALIFORNIA — 0.05%
Southern California Public Power Authority RB
Series B
6.93%, 05/15/17 (AGM)	$600	$642,360
State of California GO
5.75%, 03/01/17	500	524,935
5.95%, 04/01/16	290	291,328
6.20%, 10/01/19	525	605,561
State of California GO BAB
5.70%, 11/01/21	500	590,785
University of California RB
Series AH
1.80%, 07/01/19	640	645,709

		3,300,678
FLORIDA — 0.02%
Florida Hurricane Catastrophe Fund Finance Corp. RB
Series A
3.00%, 07/01/20	1,375	1,416,979

		1,416,979
ILLINOIS — 0.11%
State of Illinois GO
4.95%, 06/01/23	4,070	4,238,010
5.37%, 03/01/17	250	258,655
5.67%, 03/01/18	700	739,116
5.88%, 03/01/19	1,065	1,151,169

		6,386,950
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB
Series E
4.20%, 12/01/21	490	541,043

		541,043
NEW JERSEY — 0.02%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/20 (AGM)	975	859,726
0.00%, 02/15/21 (AGM)	480	406,949
0.00%, 02/15/23 (AGM)	180	134,935

		1,401,610

SCHEDULES OF INVESTMENTS	147

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 29, 2016

Security	Principal or Shares (000s)	Value
NEW YORK — 0.00%
Port Authority of New York & New Jersey RB
5.86%, 12/01/24	$50	$63,483

		63,483
WASHINGTON — 0.01%
Energy Northwest RB Series E
2.20%, 07/01/19	500	511,155

		511,155

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $13,218,110)		13,621,898

SHORT-TERM INVESTMENTS — 12.44%

MONEY MARKET FUNDS — 12.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,g,h]	622,293	622,292,584
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,g,h]	55,115	55,114,834
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[e,g]	75,945	75,944,839

		753,352,257

TOTAL SHORT-TERM INVESTMENTS
(Cost: $753,352,257)		753,352,257

TOTAL INVESTMENTS IN SECURITIES — 109.91%
(Cost: $6,667,433,737)		6,654,920,466
Other Assets, Less Liabilities — (9.91)%		(600,233,979)

NET ASSETS — 100.00%		$6,054,686,487

BAB  —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

148	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 29, 2016

	iShares 1-3 Year Credit Bond ETF	iShares Core U.S. Credit Bond ETF	iShares Intermediate Credit Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$10,575,832,822	$726,930,117	$5,883,494,115
Affiliated (Note 2)	833,807,205	106,302,573	783,939,622

Total cost of investments	$11,409,640,027	$833,232,690	$6,667,433,737

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,526,381,350	$716,660,957	$5,870,758,726
Affiliated (Note 2)	833,572,303	106,318,096	784,161,740

Total fair value of investments	11,359,953,653	822,979,053	6,654,920,466
Cash	7,070,583	7,719	494,587
Receivables:
Investment securities sold	74,335,883	3,924,768	75,690,159
Due from custodian (Note 4)	—	—	4,428,989
Interest	77,221,441	7,904,720	52,106,777
Capital shares sold	516,387	—	24,594,865

Total Assets	11,519,097,947	834,816,260	6,812,235,843

LIABILITIES
Payables:
Investment securities purchased	150,350,648	529,933	79,221,510
Collateral for securities on loan (Note 1)	595,276,455	98,404,135	677,407,418
Capital shares redeemed	—	3,615,681	—
Securities related to in-kind transactions (Note 4)	12,045,563	—	—
Investment advisory fees (Note 2)	1,678,819	100,009	920,428

Total Liabilities	759,351,485	102,649,758	757,549,356

NET ASSETS	$10,759,746,462	$732,166,502	$6,054,686,487

Net assets consist of:
Paid-in capital	$10,807,190,192	$743,902,106	$6,083,577,767
Undistributed net investment income	12,505,179	2,145,445	12,071,807
Accumulated net realized loss	(10,262,535)	(3,627,412)	(28,449,816)
Net unrealized depreciation	(49,686,374)	(10,253,637)	(12,513,271)

NET ASSETS	$10,759,746,462	$732,166,502	$6,054,686,487

Shares outstanding[b]	102,750,000	6,800,000	56,000,000

Net asset value per share	$104.72	$107.67	$108.12

[a]	Securities on loan with values of $577,830,227, $94,202,735 and $655,597,336, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	149

Statements of Operations

iSHARES® TRUST

Year ended February 29, 2016

	iShares 1-3 Year Credit Bond ETF	iShares Core U.S. Credit Bond ETF	iShares Intermediate Credit Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$152,463,066	$29,924,945	$161,574,150
Interest — affiliated (Note 2)	809,982	83,002	925,370
Securities lending income — affiliated — net (Note 2)	1,201,588	243,903	1,862,869

Total investment income	154,474,636	30,251,850	164,362,389

EXPENSES
Investment advisory fees (Note 2)	21,481,395	1,354,971	12,210,331

Total expenses	21,481,395	1,354,971	12,210,331

Net investment income	132,993,241	28,896,879	152,152,058

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,545,381)	(3,577,145)	(27,416,276)
Investments — affiliated (Note 2)	(28,040)	—	44,075
In-kind redemptions — unaffiliated	(613,755)	2,403,470	18,389,903
In-kind redemptions — affiliated (Note 2)	(40,239)	(517)	41,853

Net realized loss	(10,227,415)	(1,174,192)	(8,940,445)

Net change in unrealized appreciation/depreciation	(56,382,996)	(43,416,252)	(114,206,569)

Net realized and unrealized loss	(66,610,411)	(44,590,444)	(123,147,014)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,382,830	$(15,693,565)	$29,005,044

See notes to financial statements.

150	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 1-3 Year Credit Bond ETF		iShares Core U.S. Credit Bond ETF
	Year ended February 29, 2016	Year ended February 28, 2015	Year ended February 29, 2016	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$132,993,241	$111,448,458	$28,896,879	$26,019,675
Net realized gain (loss)	(10,227,415)	40,101,687	(1,174,192)	6,207,623
Net change in unrealized appreciation/depreciation	(56,382,996)	(60,778,007)	(43,416,252)	12,294,569

Net increase (decrease) in net assets resulting from operations	66,382,830	90,772,138	(15,693,565)	44,521,867

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(131,095,938)	(111,918,079)	(28,681,763)	(26,077,967)

Total distributions to shareholders	(131,095,938)	(111,918,079)	(28,681,763)	(26,077,967)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,864,101,090	3,962,880,408	274,725,945	406,735,213
Cost of shares redeemed	(2,985,299,730)	(6,221,395,468)	(568,935,134)	(154,622,521)

Net increase (decrease) in net assets from capital share transactions	(121,198,640)	(2,258,515,060)	(294,209,189)	252,112,692

INCREASE (DECREASE) IN NET ASSETS	(185,911,748)	(2,279,661,001)	(338,584,517)	270,556,592

NET ASSETS
Beginning of year	10,945,658,210	13,225,319,211	1,070,751,019	800,194,427

End of year	$10,759,746,462	$10,945,658,210	$732,166,502	$1,070,751,019

Undistributed net investment income included in net assets at end of year	$12,505,179	$10,607,876	$2,145,445	$1,930,329

SHARES ISSUED AND REDEEMED
Shares sold	27,250,000	37,600,000	2,500,000	3,600,000
Shares redeemed	(28,400,000)	(59,000,000)	(5,200,000)	(1,400,000)

Net increase (decrease) in shares outstanding	(1,150,000)	(21,400,000)	(2,700,000)	2,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	151

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Intermediate Credit Bond ETF
	Year ended February 29, 2016	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$152,152,058	$147,423,560
Net realized gain (loss)	(8,940,445)	43,476,297
Net change in unrealized appreciation/depreciation	(114,206,569)	12,438,175

Net increase in net assets resulting from operations	29,005,044	203,338,032

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(153,108,953)	(146,513,931)

Total distributions to shareholders	(153,108,953)	(146,513,931)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,947,822,884	2,544,074,370
Cost of shares redeemed	(3,199,916,108)	(1,874,247,387)

Net increase (decrease) in net assets from capital share transactions	(252,093,224)	669,826,983

INCREASE (DECREASE) IN NET ASSETS	(376,197,133)	726,651,084

NET ASSETS
Beginning of year	6,430,883,620	5,704,232,536

End of year	$6,054,686,487	$6,430,883,620

Undistributed net investment income included in net assets at end of year	$12,071,807	$13,028,702

SHARES ISSUED AND REDEEMED
Shares sold	27,100,000	23,200,000
Shares redeemed	(29,400,000)	(17,100,000)

Net increase (decrease) in shares outstanding	(2,300,000)	6,100,000

See notes to financial statements.

152	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year Credit Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$105.35	$105.55	$105.47	$104.85	$104.51

Income from investment operations:
Net investment income[a]	1.29	0.99	1.17	1.59	1.92
Net realized and unrealized gain (loss)[b]	(0.65)	(0.20)	0.11	0.66	0.36

Total from investment operations	0.64	0.79	1.28	2.25	2.28

Less distributions from:
Net investment income	(1.27)	(0.99)	(1.20)	(1.63)	(1.94)

Total distributions	(1.27)	(0.99)	(1.20)	(1.63)	(1.94)

Net asset value, end of year	$104.72	$105.35	$105.55	$105.47	$104.85

Total return	0.63%	0.73%	1.22%	2.16%	2.19%

Ratios/Supplemental data:
Net assets, end of year (000s)	$10,759,746	$10,945,658	$13,225,319	$9,829,346	$9,132,075
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.22%	0.94%	1.11%	1.51%	1.84%
Portfolio turnover rate[c]	35%	17%	10%	8%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	153

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Credit Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$112.71	$109.62	$112.72	$110.34	$104.45

Income from investment operations:
Net investment income[a]	3.49	3.65	3.69	3.89	4.45
Net realized and unrealized gain (loss)[b]	(5.07)	3.13	(3.03)	2.44	5.86

Total from investment operations	(1.58)	6.78	0.66	6.33	10.31

Less distributions from:
Net investment income	(3.46)	(3.69)	(3.76)	(3.95)	(4.42)

Total distributions	(3.46)	(3.69)	(3.76)	(3.95)	(4.42)

Net asset value, end of year	$107.67	$112.71	$109.62	$112.72	$110.34

Total return	(1.37)%	6.26%	0.66%	5.83%	10.11%

Ratios/Supplemental data:
Net assets, end of year (000s)	$732,167	$1,070,751	$800,194	$1,409,056	$1,169,565
Ratio of expenses to average net assets	0.15%	0.16%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	3.20%	3.29%	3.37%	3.47%	4.16%
Portfolio turnover rate[c]	12%	10%	9%	10%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

154	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Intermediate Credit Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$110.31	$109.28	$111.02	$108.84	$105.67

Income from investment operations:
Net investment income[a]	2.68	2.68	2.88	3.40	3.97
Net realized and unrealized gain (loss)[b]	(2.17)	1.03	(1.72)	2.25	3.18

Total from investment operations	0.51	3.71	1.16	5.65	7.15

Less distributions from:
Net investment income	(2.70)	(2.68)	(2.90)	(3.47)	(3.94)
Net realized gain	—	—	—	—	(0.04)

Total distributions	(2.70)	(2.68)	(2.90)	(3.47)	(3.98)

Net asset value, end of year	$108.12	$110.31	$109.28	$111.02	$108.84

Total return	0.51%	3.41%	1.09%	5.27%	6.90%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,054,686	$6,430,884	$5,704,233	$5,284,505	$4,462,401
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.46%	2.45%	2.65%	3.09%	3.71%
Portfolio turnover rate[c]	16%	7%	9%	7%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	155

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
1-3 Year Credit Bond	Diversified
Core U.S. Credit Bond	Diversified
Intermediate Credit Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

156	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	157

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
1-3 Year Credit Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$8,890,234,058	$—	$8,890,234,058
Foreign Government Obligations	—	1,697,853,995	—	1,697,853,995
Money Market Funds	771,865,600	—	—	771,865,600

Total	$771,865,600	$10,588,088,053	$—	$11,359,953,653

Core U.S. Credit Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$616,415,271	$—	$616,415,271
Foreign Government Obligations	—	80,360,066	—	80,360,066
Municipal Debt Obligations	—	22,277,687	—	22,277,687
Money Market Funds	103,926,029	—	—	103,926,029

Total	$103,926,029	$719,053,024	$—	$822,979,053

Intermediate Credit Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$5,123,217,177	$—	$5,123,217,177
Foreign Government Obligations	—	764,729,134	—	764,729,134
Municipal Debt Obligations	—	13,621,898	—	13,621,898
Money Market Funds	753,352,257	—	—	753,352,257

Total	$753,352,257	$5,901,568,209	$—	$6,654,920,466

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank,

158	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	159

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
1-3 Year Credit Bond
Barclays Capital Inc.	$98,053,781	$98,053,781	$—
BNP Paribas Prime Brokerage Inc.	19,925,149	19,925,149	—
Citigroup Global Markets Inc.	19,070,909	19,070,909	—
Credit Suisse Securities (USA) LLC	14,733,596	14,733,596	—
Deutsche Bank Securities Inc.	4,948,391	4,948,391	—
Goldman Sachs & Co.	68,710,495	68,710,495	—
HSBC Securities (USA) Inc.	21,364,088	21,364,088	—
Jefferies LLC	12,880,212	12,880,212	—
JPMorgan Clearing Corp.	13,479,082	13,479,082	—
JPMorgan Securities LLC	57,720,156	57,720,156	—
Merrill Lynch, Pierce, Fenner & Smith	59,990,380	59,990,380	—
Mizuho Securities USA Inc.	2,327,532	2,327,532	—
Morgan Stanley & Co. LLC	9,755,345	9,755,345	—
RBC Capital Markets LLC	87,728,765	87,728,765	—
Scotia Capital (USA) Inc.	5,173,838	5,173,838	—
SG Americas Securities LLC	54,817,260	54,817,260	—
UBS Securities LLC	126,862	126,862	—
Wells Fargo Securities LLC	27,024,386	27,024,386	—

	$577,830,227	$577,830,227	$—

Core U.S. Credit Bond
Barclays Capital Inc.	$13,101,437	$13,101,437	$—
BNP Paribas Prime Brokerage Inc.	1,746,289	1,746,289	—
Citigroup Global Markets Inc.	11,403,316	11,403,316	—
Credit Suisse Securities (USA) LLC	2,016,199	2,016,199	—
Deutsche Bank Securities Inc.	1,137,082	1,137,082	—
Goldman Sachs & Co.	16,452,904	16,452,904	—
HSBC Securities (USA) Inc.	2,621,200	2,621,200	—
Jefferies LLC	2,849,224	2,849,224	—
JPMorgan Clearing Corp.	7,535,568	7,535,568	—
JPMorgan Securities LLC	8,435,521	8,435,521	—
Merrill Lynch, Pierce, Fenner & Smith	3,975,873	3,975,873	—
Morgan Stanley & Co. LLC	5,203,467	5,203,467	—
RBC Capital Markets LLC	9,879,164	9,879,164	—
RBS Securities Inc.	244,893	244,893	—
Scotia Capital (USA) Inc.	1,414,542	1,414,542	—
SG Americas Securities LLC	1,892,007	1,892,007	—
UBS Securities LLC	482,751	482,751	—
Wells Fargo Securities LLC	3,811,298	3,811,298	—

	$94,202,735	$94,202,735	$—

160	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Intermediate Credit Bond
Barclays Capital Inc.	$105,158,029	$105,158,029	$—
BNP Paribas Prime Brokerage Inc.	17,721,013	17,721,013	—
Citigroup Global Markets Inc.	59,983,135	59,983,135	—
Credit Suisse Securities (USA) LLC	15,544,192	15,544,192	—
Deutsche Bank Securities Inc.	18,627,652	18,627,652	—
Goldman Sachs & Co.	111,689,427	111,689,427	—
HSBC Securities (USA) Inc.	24,092,384	24,092,384	—
Jefferies LLC	17,108,258	17,108,258	—
JPMorgan Clearing Corp.	49,843,446	49,843,446	—
JPMorgan Securities LLC	38,543,185	38,543,185	—
Merrill Lynch, Pierce, Fenner & Smith	45,490,431	45,490,431	—
Morgan Stanley & Co. LLC	23,537,366	23,537,366	—
National Financial Services LLC	124,747	124,747	—
RBC Capital Markets LLC	66,806,085	66,806,085	—
RBS Securities Inc.	339,912	339,912	—
Scotia Capital (USA) Inc.	12,602,320	12,602,320	—
SG Americas Securities LLC	9,955,505	9,955,505	—
UBS Securities LLC	4,681,751	4,681,751	—
Wells Fargo Securities LLC	33,748,498	33,748,498	—

	$655,597,336	$655,597,336	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at year end and is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares 1-3 Year Credit Bond and iShares Intermediate Credit Bond ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $181 billion
0.1805	[a]	Over $181 billion, up to and including $231 billion
0.1715	[a]	Over $231 billion, up to and including $281 billion
0.1630	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

NOTES TO FINANCIAL STATEMENTS	161

Notes to Financial Statements (Continued)

iSHARES® TRUST

Prior to July 1, 2015, for its investment advisory services to each of the iShares 1-3 Year Credit Bond and iShares Intermediate Credit Bond ETFs, BFA was entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $211 billion
0.1805	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Core U.S. Credit Bond ETF, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
1-3 Year Credit Bond	$492,883
Core U.S. Credit Bond	96,342
Intermediate Credit Bond	696,800

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

162	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 29, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
1-3 Year Credit Bond	$1,129,839,242	$2,445,636
Core U.S. Credit Bond	4,147,942	1,376,082
Intermediate Credit Bond	13,362,642	2,452,895

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended February 29, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
1-3 Year Credit Bond
PNC Bank N.A.
1.13%, 01/27/17	$16,040	$—	$(16,040)	$—	$—	$158,223	$(10,029)
1.15%, 11/01/16	16,500	—	(16,500)	—	—	107,993	(38,531)
1.30%, 10/03/16	16,000	—	(16,000)	—	—	90,961	(574)
1.50%, 02/23/18	—	5,250	—	5,250	5,220,389	29,827	—
1.60%, 06/01/18	—	15,000	—	15,000	14,910,553	129,348	—
1.80%, 11/05/18	—	21,600	—	21,600	21,520,422	73,400	—
1.85%, 07/20/18	—	10,000	—	10,000	9,990,295	86,959	—
2.20%, 01/28/19	—	10,000	—	10,000	10,065,044	14,266	—
PNC Funding Corp.
2.70%, 09/19/16	6,021	—	(6,021)	—	—	30,561	(19,145)

					$61,706,703	$721,538	$(68,279)

Core U.S.Credit Bond
PNC Bank N.A.
2.25%, 07/02/19	$1,900	$—	$(900)	$1,000	$1,005,554	$34,235	$(517)
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	350	—	—	350	361,233	13,330	—
PNC Funding Corp.
3.30%, 03/08/22	312	—	—	312	321,832	9,681	—
4.38%, 08/11/20	250	—	—	250	269,367	7,469	—
5.13%, 02/08/20	395	—	—	395	434,081	12,748	—

					$2,392,067	$77,463	$(517)

NOTES TO FINANCIAL STATEMENTS	163

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
Intermediate Credit Bond
PNC Bank N.A.
1.13%, 01/27/17	$—	$1,000	$(1,000)	$—	$—	$3,637	$645
1.50%, 02/23/18	—	1,000	—	1,000	994,360	5,517	—
2.20%, 01/28/19	—	750	—	750	754,878	4,317	—
2.25%, 07/02/19	—	500	—	500	502,777	3,617	—
2.30%, 06/01/20	—	4,250	—	4,250	4,246,403	52,794	—
2.70%, 11/01/22	—	1,500	—	1,500	1,466,629	22,963	—
2.95%, 01/30/23	3,000	—	—	3,000	2,982,998	90,628	—
3.80%, 07/25/23	1,500	—	—	1,500	1,564,133	57,495	—
4.88%, 09/21/17	340	—	—	340	354,940	10,216	—
5.25%, 01/15/17	290	—	(290)	—	—	8,297	3,861
6.00%, 12/07/17	2,250	2,500	—	4,750	5,057,357	81,771	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	3,400	70	—	3,470	3,455,878	97,215	—
3.90%, 04/29/24	1,000	—	—	1,000	1,032,094	38,739	—
PNC Funding Corp.
2.70%, 09/19/16	1,693	—	(1,693)	—	—	23,097	17,606
3.30%, 03/08/22	1,862	—	—	1,862	1,920,676	62,872	—
4.38%, 08/11/20	6,642	—	(2,050)	4,592	4,947,736	170,860	12,016
5.13%, 02/08/20	1,391	—	—	1,391	1,528,624	47,594	—
5.63%, 02/01/17	1,750	—	(1,750)	—	—	81,944	51,800

					$30,809,483	$863,573	$85,928

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 29, 2016 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
1-3 Year Credit Bond	$59,989,163	$60,203,058	$5,724,459,457	$3,640,034,634
Core U.S. Credit Bond	14,759,210	14,789,033	133,807,355	86,569,058
Intermediate Credit Bond	—	—	1,650,255,145	969,075,564

164	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year Credit Bond	$893,128,230	$2,953,895,277
Core U.S. Credit Bond	216,767,400	546,764,685
Intermediate Credit Bond	2,167,926,904	3,081,383,063

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS	165

Notes to Financial Statements (Continued)

iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

166	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 29, 2016, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
1-3 Year Credit Bond	$(660,962)	$—	$660,962
Core U.S. Credit Bond	2,302,392	—	(2,302,392)
Intermediate Credit Bond	17,306,547	—	(17,306,547)

The tax character of distributions paid during the years ended February 29, 2016 and February 28, 2015 was as follows:

iShares ETF	2016	2015
1-3 Year Credit Bond
Ordinary income	$131,095,938	$111,918,079

Core U.S. Credit Bond
Ordinary income	$28,681,763	$26,077,967

Intermediate Credit Bond
Ordinary income	$153,108,953	$146,513,931

As of February 29, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
1-3 Year Credit Bond	$12,505,179	$(1,679,349)	$(49,704,419)	$(8,565,141)	$(47,443,730)
Core U.S. Credit Bond	2,145,445	(1,913,018)	(10,315,113)	(1,652,918)	(11,735,604)
Intermediate Credit Bond	12,071,807	(16,276,054)	(13,207,527)	(11,479,506)	(28,891,280)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of February 29, 2016, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
1-3 Year Credit Bond	$1,679,349
Core U.S. Credit Bond	1,913,018
Intermediate Credit Bond	16,276,054

NOTES TO FINANCIAL STATEMENTS	167

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year Credit Bond	$11,409,658,072	$9,751,478	$(59,455,897)	$(49,704,419)
Core U.S. Credit Bond	833,294,166	13,180,645	(23,495,758)	(10,315,113)
Intermediate Credit Bond	6,668,127,993	55,492,913	(68,700,440)	(13,207,527)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

168	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares 1-3 Year Credit Bond ETF, iShares Core U.S. Credit Bond ETF and iShares Intermediate Credit Bond ETF (the “Funds”) at February 29, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 20, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	169

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended February 29, 2016, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest- Related Dividends
1-3 Year Credit Bond	$90,449,436
Core U.S. Credit Bond	20,184,351
Intermediate Credit Bond	101,414,397

The iShares 1-3 Year Credit Bond ETF hereby designates $163,447 as the amount of distributions from direct federal obligation interest for the fiscal year ended February 29, 2016.

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

170	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
1-3 Year Credit Bond	$1.262847	$—	$0.004071	$1.266918	100%	—%	0%[a]		100%
Core U.S. Credit Bond	3.433494	—	0.024183	3.457677	99	—	1		100
Intermediate Credit Bond	2.693247	—	0.006949	2.700196	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	171

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares 1-3 Year Credit Bond ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	10	0.79%
Between 0.5% and –0.5%	1,247	99.13
Less than –0.5%	1	0.08

	1,258	100.00%

iShares Core U.S. Credit Bond ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	15	1.19
Greater than 0.5% and Less than 1.0%	184	14.63
Between 0.5% and –0.5%	1,052	83.62
Less than –0.5% and Greater than –1.0%	4	0.32
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5%	1	0.08

	1,258	100.00%

iShares Intermediate Credit Bond ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	2	0.16
Greater than 0.5% and Less than 1.0%	57	4.53
Between 0.5% and –0.5%	1,195	94.99
Less than –0.5% and Greater than –1.0%	3	0.24

	1,258	100.00%

172	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BlackRock Fund Advisors (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares 1-3 Year Credit Bond ETF and the iShares Intermediate Credit Bond ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops, BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment

SUPPLEMENTAL INFORMATION	173

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

methodology which acknowledges the multiple-service nature of the Company. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares 1-3 Year Credit Bond ETF in respect of the Company’s financial year ending December 31, 2015 was USD 1.77 million. This figure is comprised of fixed remuneration of USD 690.15 thousand and variable remuneration of USD 1.08 million. There were a total of 457 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares 1-3 Year Credit Bond ETF in respect of the Company’s financial year ending December 31, 2015, to its senior management was USD 210.91 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 51.08 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares Intermediate Credit Bond ETF in respect of the Company’s financial year ending December 31, 2015 was USD 970.52 thousand. This figure is comprised of fixed remuneration of USD 377.44 thousand and variable remuneration of USD 593.08 thousand. There were a total of 457 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares Intermediate Credit Bond ETF in respect of the Company’s financial year ending December 31, 2015, to its senior management was USD 115.34 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 27.93 thousand.

174	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 329 funds (as of February 29, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	175

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (66)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

176	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

Robert H. Silver[c] (60)	Trustee (since 2007); 15(c) Committee Chair (since 2016).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011).

[c]	Served as an Independent Trustee until March 31, 2016.

TRUSTEE AND OFFICER INFORMATION	177

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).

Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

178	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-202-0216

FEBRUARY 29, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares 10+ Year Credit Bond ETF | CLY | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® 10+ YEAR CREDIT BOND ETF

U.S. BOND MARKET OVERVIEW

The U.S. bond market posted modestly positive returns for the 12-month period ended February 29, 2016 (the “reporting period”). The Barclays U.S. Long Credit Index, a broad measure of long-term, credit-related segments of the bond market, returned -5.42% for the reporting period.

Overall, the U.S. economy grew by 2.4% in 2015, matching its growth rate for 2014, but this moderate level of growth masked weakness in selected segments of the economy. Employment growth was consistently robust, sending the unemployment rate down to an eight-year low, and vehicle sales remained strong throughout much of the reporting period. In contrast, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices that contributed to lower fuel costs for consumers.

Mixed economic data and a lack of inflation kept the U.S. Federal Reserve Bank (the “Fed”) in check for much of the reporting period. Despite initial indications that the Fed planned to raise its short-term interest rate target in mid-2015, the Fed held off until December, when it implemented its first interest rate increase since June 2006. The Fed’s rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

In this environment, short-term bond yields generally rose during the reporting period, reflecting the Fed’s interest rate increase, while intermediate- and long-term bond yields declined modestly as inflation remained benign. Higher quality bonds generally outperformed riskier, higher-yielding bonds.

Other factors buffeting the fixed-income market during the reporting period included geopolitical conflicts, most notably in Ukraine and across the Middle East; a stronger U.S. dollar, which made U.S. investments more attractive to international investors but created headwinds for the domestic economy; and slowing economic growth outside of the U.S., particularly in China and other emerging markets. The end result was a flight to quality as higher-quality bonds outperformed riskier assets for the reporting period.

For corporate bonds, it was a tale of two markets — commodity-related bonds fell sharply, while the broader corporate bond market was relatively stable by comparison. Investment-grade corporate bonds generally declined during the reporting period, as deteriorating corporate profits and a sharp drop in energy prices pressured the market. Fear of further downgrades and defaults in commodity-related industries and the potential for contagion to the banking sector rippled through the corporate bond market, leading to surges in volatility during the second half of the reporting period. Souring investor sentiment from late 2015 to early 2016 ultimately dragged down corporate bond returns for the reporting period.

Nevertheless, investment-grade credit conditions remained favorable throughout the reporting period as corporate balance sheets outside of the energy sector remained relatively healthy. Corporate bond issuance set a new record in 2015, and issuance remained robust in the first two months of 2016 as investors continued to seek the higher yields of corporate bonds in the low-yield environment. Investment-grade credit defaults remained relatively low, although credit downgrades in commodity-related sectors reflected the strains of slow global growth.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® 10+ YEAR CREDIT BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(5.53)%	(5.97)%	(5.42)%	(5.53)%	(5.97)%	(5.42)%
5 Years	6.19%	6.15%	6.54%	35.00%	34.75%	37.25%
Since Inception	6.61%	6.62%	7.13%	48.98%	49.05%	53.53%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Index performance through June 29, 2014 reflects the performance of The BofA Merrill Lynch 10+ Year US Corporate & Yankees IndexSM. Index performance beginning on June 30, 2014 reflects the performance of the Barclays U.S. Long Credit Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,016.00	$1.00	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

The iShares 10+ Year Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of long-term, investment-grade U.S. corporate bonds and U.S. dollar-denominated bonds, including those of non-U.S. corporations and governments, with remaining maturities greater than ten years, as represented by the Barclays U.S. Long Credit Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was -5.53%, net of fees, while the total return for the Index was -5.42%.

ALLOCATION BY INVESTMENT TYPE

As of 2/29/16

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	84.38%
Municipal Debt Obligations	8.80
Foreign Government Obligations	6.82

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/29/16

Moody’s Credit Rating[2]	Percentage of Total Investments [1]

Aaa	3.02%
Aa	13.17
A	36.86
Baa	43.49
Ba	2.03
B	0.09
Not Rated	1.34

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 82.24%

ADVERTISING — 0.04%
WPP Finance 2010
5.13%, 09/07/42	$55	$51,703
5.63%, 11/15/43	229	232,708

		284,411
AEROSPACE & DEFENSE — 1.66%
Boeing Co. (The)
3.30%, 03/01/35 (Call 09/01/34)	295	278,624
3.50%, 03/01/45 (Call 09/01/44)	403	378,506
6.63%, 02/15/38	16	21,898
6.88%, 03/15/39	282	399,545
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)[a]	406	398,476
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	411	383,558
3.80%, 03/01/45 (Call 09/01/44)	374	349,069
4.07%, 12/15/42	1,006	980,340
4.50%, 05/15/36 (Call 11/15/35)	941	988,927
4.70%, 05/15/46 (Call 11/15/45)	509	546,543
4.85%, 09/15/41	529	569,560
Series B
6.15%, 09/01/36	189	233,086
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)[a]	100	95,610
4.75%, 06/01/43	451	489,485
5.05%, 11/15/40	311	346,784
Northrop Grumman Systems Corp.
7.75%, 02/15/31	505	708,055
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)[a]	218	233,037
4.70%, 12/15/41	398	452,297
4.88%, 10/15/40	100	115,864
7.20%, 08/15/27	155	212,429
Rockwell Collins Inc.
4.80%, 12/15/43 (Call 06/15/43)	261	287,643
United Technologies Corp.
4.15%, 05/15/45 (Call 11/16/44)	75	72,774
4.50%, 06/01/42	2,884	2,951,269
5.40%, 05/01/35	11	12,678
5.70%, 04/15/40	222	262,422
6.05%, 06/01/36	196	237,265
6.13%, 07/15/38	18	22,185

Security	Principal (000s)	Value
6.70%, 08/01/28	$775	$1,005,547
7.50%, 09/15/29	14	19,368

		13,052,844
AGRICULTURE — 1.30%
Altria Group Inc.
4.25%, 08/09/42	476	453,473
4.50%, 05/02/43	11	10,881
5.38%, 01/31/44	1,902	2,145,608
9.95%, 11/10/38	121	197,961
10.20%, 02/06/39	138	230,878
Archer-Daniels-Midland Co.
4.02%, 04/16/43[a]	649	626,719
4.54%, 03/26/42	378	393,668
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	307	313,610
Philip Morris International Inc.
3.88%, 08/21/42	26	24,899
4.13%, 03/04/43	217	217,185
4.25%, 11/10/44[a]	1,800	1,842,229
4.38%, 11/15/41	86	88,352
4.50%, 03/20/42	21	21,993
4.88%, 11/15/43	230	255,276
6.38%, 05/16/38	657	844,106
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	311	350,584
5.85%, 08/15/45 (Call 02/15/45)	1,060	1,244,318
6.15%, 09/15/43	381	451,928
7.25%, 06/15/37	403	507,976

		10,221,644
AIRLINES — 0.37%
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28	215	213,931
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	1,337	1,290,592
American Airlines 2016-1 Pass Through Trust Class AA
3.58%, 07/15/29	18	18,135
United Airlines 2014-1 Pass Through Trust Class A
4.00%, 10/11/27[a]	353	361,128

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	$1,026	$1,028,565
United Airlines 2015-1 Pass Through Trust Class AA
3.45%, 06/01/29	4	4,010

		2,916,361
APPAREL — 0.16%
NIKE Inc.
3.63%, 05/01/43 (Call 11/01/42)	255	248,327
3.88%, 11/01/45 (Call 05/01/45)	525	532,841
VF Corp.
6.00%, 10/15/33	150	184,869
6.45%, 11/01/37	221	290,150

		1,256,187
AUTO MANUFACTURERS — 0.77%
Daimler Finance North America LLC
8.50%, 01/18/31	560	837,149
Ford Holdings LLC
9.30%, 03/01/30[a]	100	133,343
Ford Motor Co.
4.75%, 01/15/43[a]	900	816,341
6.38%, 02/01/29	350	390,372
6.63%, 10/01/28	16	18,179
7.40%, 11/01/46	114	137,916
7.45%, 07/16/31	1,231	1,486,260
General Motors Co.
5.00%, 04/01/35	102	88,310
5.20%, 04/01/45	710	605,593
6.25%, 10/02/43	831	798,318
6.60%, 04/01/36 (Call 10/01/35)	710	733,693

		6,045,474
AUTO PARTS & EQUIPMENT — 0.17%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)[a]	185	164,542
Johnson Controls Inc.
4.63%, 07/02/44 (Call 01/02/44)	375	340,115
4.95%, 07/02/64 (Call 01/02/64)	100	86,838
5.25%, 12/01/41 (Call 06/01/41)	5	4,958
5.70%, 03/01/41	5	5,268
6.00%, 01/15/36	641	699,018

		1,300,739

Security	Principal (000s)	Value
BANKS — 8.11%
Bank of America Corp.
4.25%, 10/22/26	$1,953	$1,937,849
4.88%, 04/01/44	1,314	1,368,542
5.00%, 01/21/44	1,153	1,217,563
5.88%, 02/07/42	570	659,418
6.11%, 01/29/37	600	648,259
6.75%, 06/01/28	14	16,235
7.75%, 05/14/38	931	1,189,108
Series L
4.75%, 04/21/45	8	7,339
Bank One Corp.
7.63%, 10/15/26	231	291,604
8.00%, 04/29/27	229	296,557
Barclays PLC
5.25%, 08/17/45[a]	810	773,826
Branch Banking & Trust Co.
3.80%, 10/30/26 (Call 09/30/26)	528	551,827
Citigroup Inc.
4.30%, 11/20/26	1,000	975,499
4.45%, 09/29/27	1,750	1,712,554
4.65%, 07/30/45	1,050	1,056,736
4.95%, 11/07/43	421	438,531
5.30%, 05/06/44	565	564,157
5.88%, 02/22/33	16	16,911
5.88%, 01/30/42	626	709,036
6.00%, 10/31/33	16	17,159
6.13%, 08/25/36	422	461,857
6.63%, 01/15/28	11	13,718
6.63%, 06/15/32	625	710,140
6.68%, 09/13/43	296	344,577
6.88%, 02/15/98	100	129,074
8.13%, 07/15/39	510	727,322
Comerica Inc.
3.80%, 07/22/26	125	120,399
Cooperatieve Rabobank UA/NY
5.25%, 05/24/41	350	403,251
5.25%, 08/04/45[a]	541	548,329
5.75%, 12/01/43	850	943,710
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45[a]	786	716,022
Discover Bank/Greenwood DE
4.25%, 03/13/26	500	492,318

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Fifth Third Bancorp.
8.25%, 03/01/38	$464	$655,186
Goldman Sachs Group Inc. (The)
4.75%, 10/21/45 (Call 04/21/45)	986	1,000,059
4.80%, 07/08/44 (Call 01/08/44)	1,861	1,886,813
5.15%, 05/22/45	550	525,217
5.95%, 01/15/27	800	884,947
6.13%, 02/15/33[a]	951	1,110,625
6.25%, 02/01/41	1,220	1,463,457
6.45%, 05/01/36	450	495,274
6.75%, 10/01/37	2,465	2,797,327
HSBC Bank PLC
7.65%, 05/01/25	100	125,225
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	1,750	1,849,187
HSBC Holdings PLC
5.25%, 03/14/44	612	581,062
6.10%, 01/14/42	416	516,391
6.50%, 05/02/36	1,056	1,155,097
6.50%, 09/15/37	1,007	1,104,891
6.80%, 06/01/38	600	681,761
7.63%, 05/17/32	421	502,979
JPMorgan Chase & Co.
4.13%, 12/15/26	1,821	1,842,091
4.25%, 10/01/27	968	980,247
4.85%, 02/01/44[a]	1,543	1,704,284
4.95%, 06/01/45[a]	718	724,644
5.40%, 01/06/42	362	413,893
5.50%, 10/15/40	517	596,860
5.60%, 07/15/41	666	780,637
5.63%, 08/16/43	319	348,101
6.40%, 05/15/38	945	1,201,666
KfW
0.00%, 04/18/36	1,200	669,865
0.00%, 06/29/37	800	426,846
Morgan Stanley
3.95%, 04/23/27	800	770,484
4.30%, 01/27/45	1,300	1,242,001
4.35%, 09/08/26	331	329,856
6.38%, 07/24/42	1,055	1,309,536
7.25%, 04/01/32	941	1,233,653
Regions Bank/Birmingham AL
6.45%, 06/26/37	271	317,814

Security	Principal (000s)	Value
Regions Financial Corp.
7.38%, 12/10/37	$200	$246,952
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	200	207,448
Wachovia Corp.
5.50%, 08/01/35	376	408,502
6.55%, 10/15/35	150	178,641
7.50%, 04/15/35	57	74,329
Wells Fargo & Co.
3.90%, 05/01/45	1,513	1,451,840
4.10%, 06/03/26	1,008	1,034,192
4.30%, 07/22/27	1,185	1,229,188
4.65%, 11/04/44[a]	2,180	2,126,000
4.90%, 11/17/45	590	600,215
5.38%, 02/07/35	341	392,489
5.38%, 11/02/43	350	371,725
5.61%, 01/15/44	2,006	2,200,545
Wells Fargo Bank N.A.
5.95%, 08/26/36	476	574,226
Wells Fargo Capital X
5.95%, 12/01/86	311	308,779

		63,692,474
BEVERAGES — 2.46%
Anheuser-Busch Companies LLC
5.95%, 01/15/33	21	24,140
6.45%, 09/01/37	200	246,738
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	50	46,866
4.63%, 02/01/44	245	253,413
4.70%, 02/01/36 (Call 08/01/35)	2,814	2,942,206
4.90%, 02/01/46 (Call 08/01/45)	4,820	5,165,593
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	1,400	1,264,899
6.38%, 01/15/40	300	371,141
8.00%, 11/15/39	136	195,710
8.20%, 01/15/39	935	1,363,276
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)	309	292,936
4.50%, 07/15/45 (Call 01/15/45)[a]	118	125,118
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43	271	290,450

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)[a]	$136	$131,883
5.88%, 09/30/36	773	942,975
Diageo Investment Corp.
4.25%, 05/11/42	202	207,165
7.45%, 04/15/35	11	15,202
Dr Pepper Snapple Group Inc.
4.50%, 11/15/45 (Call 05/15/45)	363	370,737
7.45%, 05/01/38	100	140,045
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	514	471,516
Molson Coors Brewing Co.
5.00%, 05/01/42	456	450,738
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	1,428	1,957,048
PepsiAmericas Inc.
5.50%, 05/15/35	11	12,856
PepsiCo Inc.
3.60%, 08/13/42	502	468,646
4.00%, 03/05/42	207	205,025
4.25%, 10/22/44 (Call 04/22/44)[a]	509	518,258
4.60%, 07/17/45 (Call 01/17/45)	300	327,945
4.88%, 11/01/40	216	236,156
5.50%, 01/15/40	246	290,195

		19,328,876
BIOTECHNOLOGY — 1.56%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	546	521,801
4.95%, 10/01/41	225	223,065
5.15%, 11/15/41 (Call 05/15/41)	1,100	1,121,869
5.38%, 05/15/43 (Call 11/15/42)	1,598	1,695,515
5.65%, 06/15/42 (Call 12/15/41)	21	23,095
5.75%, 03/15/40	300	328,608
6.38%, 06/01/37	618	723,032
6.40%, 02/01/39	291	343,540
6.90%, 06/01/38	41	51,002
Biogen Inc.
5.20%, 09/15/45 (Call 03/15/45)	863	881,301
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	275	259,093
5.00%, 08/15/45 (Call 02/15/45)	1,050	1,072,738
5.25%, 08/15/43	405	413,326

Security	Principal (000s)	Value
Gilead Sciences Inc.
4.50%, 02/01/45 (Call 08/01/44)	$1,376	$1,395,970
4.60%, 09/01/35 (Call 03/01/35)	514	533,222
4.75%, 03/01/46 (Call 09/01/45)	1,594	1,674,902
4.80%, 04/01/44 (Call 10/01/43)	613	642,894
5.65%, 12/01/41 (Call 06/01/41)	286	331,039

		12,236,012
BUILDING MATERIALS — 0.04%
Owens Corning
7.00%, 12/01/36	319	345,793

		345,793
CHEMICALS — 1.63%
Agrium Inc.
4.13%, 03/15/35 (Call 09/15/34)	87	70,682
4.90%, 06/01/43 (Call 12/01/42)	286	247,104
5.25%, 01/15/45 (Call 07/15/44)	254	229,284
6.13%, 01/15/41 (Call 07/15/40)	268	265,119
7.13%, 05/23/36	100	109,836
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	261	251,456
CF Industries Inc.
4.95%, 06/01/43	300	239,032
5.15%, 03/15/34	510	437,001
5.38%, 03/15/44[a]	200	169,786
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	950	865,488
4.38%, 11/15/42 (Call 05/15/42)	16	14,361
4.63%, 10/01/44 (Call 04/01/44)[a]	416	385,850
5.25%, 11/15/41 (Call 05/15/41)	385	382,853
7.38%, 11/01/29	336	426,193
9.40%, 05/15/39	469	666,540
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	475	407,981
4.80%, 09/01/42 (Call 03/01/42)	275	239,354
Ecolab Inc.
5.50%, 12/08/41	338	379,233
EI du Pont de Nemours & Co.
4.15%, 02/15/43[a]	443	389,976
4.90%, 01/15/41	496	484,833
5.60%, 12/15/36	11	11,398
Lubrizol Corp.
6.50%, 10/01/34	120	156,094

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	$345	$311,634
5.25%, 07/15/43	237	221,988
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	763	626,086
Methanex Corp.
5.65%, 12/01/44 (Call 06/01/44)	200	154,485
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)[a]	260	195,783
3.95%, 04/15/45 (Call 10/15/44)	235	187,891
4.20%, 07/15/34 (Call 01/15/34)	573	511,329
4.40%, 07/15/44 (Call 01/15/44)	800	693,881
4.65%, 11/15/43 (Call 05/15/43)	16	14,056
4.70%, 07/15/64 (Call 01/15/64)	25	19,544
5.88%, 04/15/38	11	11,366
Series 1
5.50%, 07/30/35	100	100,473
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	208	197,569
5.63%, 11/15/43 (Call 05/15/43)	486	451,618
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40[a]	614	649,184
5.88%, 12/01/36	101	109,452
PPG Industries Inc.
5.50%, 11/15/40	14	15,715
Praxair Inc.
3.20%, 01/30/26 (Call 10/30/25)[a]	250	261,195
3.55%, 11/07/42 (Call 05/07/42)	400	370,023
Rohm & Haas Co.
7.85%, 07/15/29	221	288,449
RPM International Inc.
5.25%, 06/01/45 (Call 12/01/44)	11	10,822
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	350	349,434
Valspar Corp. (The)
4.40%, 02/01/45 (Call 08/01/44)	211	197,566

		12,778,997
COMMERCIAL SERVICES — 0.62%
Board of Trustees of The Leland Stanford Junior University (The)
3.46%, 05/01/47	16	15,849
California Institute of Technology
4.32%, 08/01/45	12	13,192

Security	Principal (000s)	Value
Catholic Health Initiatives
4.35%, 11/01/42	$546	$536,872
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	267	278,220
Equifax Inc.
7.00%, 07/01/37	11	12,737
George Washington University (The)
4.87%, 09/15/45	16	18,213
Johns Hopkins University Series 2013
4.08%, 07/01/53	11	11,580
Massachusetts Institute of Technology
3.96%, 07/01/38	9	9,745
4.68%, 07/01/14	511	559,069
5.60%, 07/01/11	428	558,945
McGraw Hill Financial Inc.
4.40%, 02/15/26 (Call 11/15/25)	500	524,533
6.55%, 11/15/37	11	12,667
Metropolitan Museum of Art (The) Series 2015
3.40%, 07/01/45	13	12,509
Northwestern University
3.69%, 12/01/38	286	293,472
3.87%, 12/01/48	11	11,531
President and Fellows of Harvard College
3.62%, 10/01/37	5	5,120
6.30%, 10/01/37 (Call 04/01/16)	291	292,746
Princeton University
5.70%, 03/01/39	380	510,614
Tufts University Series 2012
5.02%, 04/15/12	250	274,730
University of Notre Dame du Lac Series 2015
3.44%, 02/15/45	9	8,805
University of Southern California
5.25%, 10/01/11	250	300,215
Verisk Analytics Inc.
5.50%, 06/15/45 (Call 12/15/44)[a]	111	102,521
Western Union Co. (The)
6.20%, 11/17/36[a]	116	112,572
6.20%, 06/21/40[a]	350	334,764

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
William Marsh Rice University
3.57%, 05/15/45	$21	$20,870

		4,832,091
COMPUTERS — 1.30%
Apple Inc.
3.45%, 02/09/45	1,920	1,662,771
3.85%, 05/04/43	425	395,163
4.38%, 05/13/45	933	941,461
4.45%, 05/06/44	573	583,188
4.50%, 02/23/36 (Call 08/23/35)	1,250	1,306,385
4.65%, 02/23/46 (Call 08/23/45)	205	215,170
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)[b]	287	250,550
6.35%, 10/15/45 (Call 04/15/45)[b]	778	664,013
HP Enterprise Services LLC
7.45%, 10/15/29	430	489,967
HP Inc.
6.00%, 09/15/41	553	450,726
International Business Machines Corp.
4.00%, 06/20/42[a]	406	386,923
4.70%, 02/19/46	500	523,145
5.60%, 11/30/39[a]	324	376,183
5.88%, 11/29/32	311	376,966
6.22%, 08/01/27	555	702,573
6.50%, 01/15/28	355	452,098
Seagate HDD Cayman
4.88%, 06/01/27 (Call 03/01/27)[b]	410	287,000
5.75%, 12/01/34 (Call 06/01/34)	250	149,375

		10,213,657
COSMETICS & PERSONAL CARE — 0.29%
Colgate-Palmolive Co.
4.00%, 08/15/45	261	277,414
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	200	190,896
4.38%, 06/15/45 (Call 12/15/44)	11	11,527
6.00%, 05/15/37	280	348,928
Procter & Gamble Co. (The)
5.50%, 02/01/34	61	74,747
5.55%, 03/05/37	960	1,208,123
5.80%, 08/15/34[a]	131	165,330

		2,276,965

Security	Principal (000s)	Value
DISTRIBUTION & WHOLESALE — 0.09%
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	$635	$688,363

		688,363
DIVERSIFIED FINANCIAL SERVICES — 2.30%
American Express Co.
4.05%, 12/03/42	687	658,792
AXA Financial Inc.
7.00%, 04/01/28	14	17,622
Charles Schwab Corp. (The)
3.45%, 02/13/26 (Call 11/13/25)	90	93,455
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	341	391,625
Credit Suisse USA Inc.
7.13%, 07/15/32[a]	468	583,684
GE Capital International Funding Co.
4.42%, 11/15/35[b]	5,500	5,719,523
General Electric Co.
5.88%, 01/14/38	808	1,012,448
6.15%, 08/07/37	222	287,996
6.88%, 01/10/39	1,271	1,765,111
Series A
6.75%, 03/15/32	2,469	3,281,122
Goldman Sachs Capital I
6.35%, 02/15/34	326	366,774
Invesco Finance PLC
5.38%, 11/30/43	16	17,638
Jefferies Group LLC
6.25%, 01/15/36	411	354,164
6.45%, 06/08/27	271	264,802
Legg Mason Inc.
5.63%, 01/15/44	218	209,552
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	271	385,751
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	878	929,630
4.30%, 12/14/45 (Call 06/14/45)	1,640	1,753,936

		18,093,625
ELECTRIC — 9.73%
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	471	450,920

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.85%, 12/01/42	$50	$49,098
4.10%, 01/15/42	11	11,070
4.15%, 08/15/44 (Call 02/15/44)	412	423,060
4.30%, 01/02/46 (Call 07/02/45)	257	270,249
6.00%, 03/01/39	126	157,952
6.13%, 05/15/38	273	345,637
Series 11-C
5.20%, 06/01/41	911	1,058,205
Ameren Corp.
3.65%, 02/15/26 (Call 11/15/25)	210	215,340
Ameren Illinois Co.
4.15%, 03/15/46 (Call 09/15/45)[a]	257	270,081
4.80%, 12/15/43 (Call 06/15/43)	11	12,533
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	11	10,756
4.45%, 06/01/45 (Call 12/01/44)	200	199,997
6.38%, 04/01/36	761	886,262
7.00%, 04/01/38	231	293,804
Series L
5.80%, 10/01/35	5	5,727
Series P
6.70%, 08/15/37	11	12,789
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	151	162,772
4.70%, 01/15/44 (Call 07/15/43)	250	280,748
5.50%, 09/01/35	150	177,789
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	1,250	1,248,006
5.15%, 11/15/43 (Call 05/15/43)	810	877,403
5.95%, 05/15/37	450	531,025
6.13%, 04/01/36	1,040	1,237,318
6.50%, 09/15/37	194	242,204
8.48%, 09/15/28	224	321,049
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	450	423,474
4.50%, 04/01/44 (Call 10/01/43)	335	365,201
Cleco Power LLC
6.00%, 12/01/40	361	417,000
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	3	3,064
4.88%, 03/01/44 (Call 09/01/43)	336	349,815
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	1,355	1,283,435

Security	Principal (000s)	Value
3.80%, 10/01/42 (Call 04/01/42)	$111	$107,212
4.60%, 08/15/43 (Call 02/15/43)	8	8,663
4.70%, 01/15/44 (Call 07/15/43)	461	505,449
5.88%, 02/01/33	100	121,366
5.90%, 03/15/36	514	634,792
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	311	328,666
6.35%, 06/01/36	155	203,681
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	327	320,097
4.45%, 03/15/44 (Call 09/15/43)	500	527,888
4.50%, 12/01/45 (Call 06/01/45)	257	275,332
5.50%, 12/01/39	208	246,292
5.70%, 06/15/40	315	391,491
Series 05-A
5.30%, 03/01/35	50	57,796
Series 06-A
5.85%, 03/15/36	325	399,182
Series 06-B
6.20%, 06/15/36	461	574,440
Series 06-E
5.70%, 12/01/36	544	647,005
Series 08-B
6.75%, 04/01/38	340	457,420
Series 12-A
4.20%, 03/15/42	8	8,076
Consumers Energy Co.
3.95%, 05/15/43 (Call 11/15/42)[a]	75	76,750
4.10%, 11/15/45 (Call 05/15/45)[a]	255	267,501
4.35%, 08/31/64 (Call 02/28/64)	11	11,090
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	605	604,032
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	15	14,864
Dominion Resources Inc./VA
4.70%, 12/01/44 (Call 06/01/44)[a]	325	314,537
6.30%, 03/15/33	275	322,289
7.00%, 06/15/38	350	432,013
Series B
5.95%, 06/15/35	310	349,885
Series C
4.05%, 09/15/42 (Call 03/15/42)[a]	5	4,400
4.90%, 08/01/41 (Call 02/01/41)	7	6,841

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Series F
5.25%, 08/01/33	$319	$339,314
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	216	210,005
3.95%, 06/15/42 (Call 12/15/41)	158	157,743
4.30%, 07/01/44 (Call 01/01/44)	53	56,957
5.70%, 10/01/37	231	283,984
Series A
4.00%, 04/01/43 (Call 10/01/42)	200	205,306
6.63%, 06/01/36	200	268,682
DTE Energy Co.
6.38%, 04/15/33	135	165,725
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)[a]	590	550,235
4.00%, 09/30/42 (Call 03/30/42)	718	724,997
4.25%, 12/15/41 (Call 06/15/41)	344	359,283
5.30%, 02/15/40	545	645,122
6.00%, 01/15/38	7	8,956
6.05%, 04/15/38	646	826,948
6.10%, 06/01/37	400	495,782
6.45%, 10/15/32	86	111,280
Series A
6.00%, 12/01/28	16	19,989
Duke Energy Florida LLC
3.85%, 11/15/42 (Call 05/15/42)	280	274,952
6.35%, 09/15/37	211	277,043
6.40%, 06/15/38	251	334,370
Duke Energy Indiana LLC
6.12%, 10/15/35	76	91,265
6.35%, 08/15/38	21	27,855
6.45%, 04/01/39	418	559,151
Duke Energy Progress LLC
4.10%, 05/15/42 (Call 11/15/41)	396	399,776
4.10%, 03/15/43 (Call 09/15/42)	136	137,547
4.15%, 12/01/44 (Call 06/01/44)	972	978,458
4.20%, 08/15/45 (Call 02/15/45)	405	419,539
4.38%, 03/30/44 (Call 09/30/43)	359	377,668
6.30%, 04/01/38	250	328,968
El Paso Electric Co.
6.00%, 05/15/35	154	179,995
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	500	525,904
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	205	211,052

Security	Principal (000s)	Value
Entergy Texas Inc.
5.15%, 06/01/45 (Call 06/01/25)	$11	$11,317
Exelon Corp.
4.95%, 06/15/35 (Call 12/15/34)[b]	350	353,839
5.10%, 06/15/45 (Call 12/15/44)[b]	15	15,320
5.63%, 06/15/35	21	22,995
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	721	651,404
6.25%, 10/01/39[a]	355	348,128
FirstEnergy Solutions Corp.
6.80%, 08/15/39	281	259,142
Florida Power & Light Co.
3.80%, 12/15/42 (Call 06/15/42)	100	101,504
4.05%, 06/01/42 (Call 12/01/41)	930	974,244
4.05%, 10/01/44 (Call 04/01/44)	808	844,138
4.13%, 02/01/42 (Call 08/01/41)	306	320,080
4.95%, 06/01/35	200	231,795
5.25%, 02/01/41 (Call 08/01/40)	171	206,839
5.65%, 02/01/37	96	120,989
5.69%, 03/01/40	99	125,559
5.95%, 02/01/38	113	146,923
Georgia Power Co.
4.30%, 03/15/42	439	431,578
4.30%, 03/15/43	21	20,605
5.40%, 06/01/40	315	355,071
5.95%, 02/01/39	14	16,862
Series 07-A
5.65%, 03/01/37	100	113,174
Series 10-C
4.75%, 09/01/40	169	178,345
Hydro-Quebec
9.50%, 11/15/30	200	340,533
Iberdrola International BV
6.75%, 07/15/36	346	417,306
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	11	10,379
Indiana Michigan Power Co.
6.05%, 03/15/37	5	5,963
Series K
4.55%, 03/15/46	250	249,143
Interstate Power & Light Co.
6.25%, 07/15/39	5	6,588
Jersey Central Power & Light Co.
6.15%, 06/01/37	186	208,298

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	$236	$259,765
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	262	295,883
Series B
6.05%, 11/15/35	5	6,132
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	100	108,404
5.13%, 11/01/40 (Call 05/01/40)	184	215,877
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)[a]	109	117,762
4.65%, 11/15/43 (Call 05/15/43)	11	12,316
5.13%, 11/15/40 (Call 05/15/40)	100	117,341
MidAmerican Energy Co.
4.25%, 05/01/46 (Call 11/01/45)	111	115,992
4.40%, 10/15/44 (Call 04/15/44)	225	241,704
4.80%, 09/15/43 (Call 03/15/43)	28	31,482
5.75%, 11/01/35	11	13,485
6.75%, 12/30/31	11	14,768
Mississippi Power Co. Series 12-A
4.25%, 03/15/42	350	265,686
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	8	9,307
5.45%, 05/15/41 (Call 11/15/40)	606	713,458
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	455	479,366
5.25%, 02/15/43 (Call 08/15/42)	325	359,267
5.65%, 02/01/45 (Call 08/01/44)	6	6,910
5.80%, 02/01/42 (Call 08/01/41)	250	296,371
5.95%, 06/15/41 (Call 12/15/40)	276	316,883
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	724	678,267
4.00%, 08/15/45 (Call 02/15/45)	90	92,987
4.13%, 05/15/44 (Call 11/15/43)	7	7,400
4.85%, 08/15/40 (Call 02/15/40)	390	452,019
5.25%, 07/15/35	50	59,801
5.35%, 11/01/39	5	6,070
6.25%, 06/01/36	106	139,236
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	100	106,814
5.50%, 03/15/40	211	257,366

Security	Principal (000s)	Value
Oglethorpe Power Corp.
4.55%, 06/01/44[a]	$668	$661,692
5.25%, 09/01/50	25	26,844
5.38%, 11/01/40	150	169,191
5.95%, 11/01/39	5	5,879
Ohio Edison Co.
6.88%, 07/15/36	355	444,173
8.25%, 10/15/38	11	16,383
Ohio Power Co. Series G
6.60%, 02/15/33	10	12,059
Oklahoma Gas & Electric Co.
4.00%, 12/15/44 (Call 06/15/44)	366	356,225
4.55%, 03/15/44 (Call 09/15/43)	186	201,033
5.25%, 05/15/41 (Call 11/15/40)	100	116,726
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	250	255,294
5.25%, 09/30/40	305	335,917
5.30%, 06/01/42 (Call 12/01/41)	406	460,600
7.25%, 01/15/33	411	537,262
7.50%, 09/01/38	168	229,431
Pacific Gas & Electric Co.
4.25%, 03/15/46 (Call 09/15/45)	11	11,206
4.30%, 03/15/45 (Call 09/15/44)	107	110,767
4.45%, 04/15/42 (Call 10/15/41)	466	490,959
4.50%, 12/15/41 (Call 06/15/41)	290	305,332
4.60%, 06/15/43 (Call 12/15/42)	13	13,919
4.75%, 02/15/44 (Call 08/15/43)	382	417,373
5.13%, 11/15/43 (Call 05/15/43)	346	392,117
5.40%, 01/15/40	421	492,473
5.80%, 03/01/37	16	19,273
6.05%, 03/01/34	2,075	2,523,972
6.25%, 03/01/39	261	331,753
6.35%, 02/15/38	21	26,763
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	290	294,141
6.00%, 01/15/39	400	506,547
6.10%, 08/01/36	105	134,366
6.25%, 10/15/37	121	156,832
PECO Energy Co.
4.15%, 10/01/44 (Call 04/01/44)	255	263,173
5.95%, 10/01/36	111	138,297
Pennsylvania Electric Co.
6.15%, 10/01/38	225	251,281

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	$66	$67,940
6.50%, 11/15/37	175	233,764
7.90%, 12/15/38	11	16,673
PPL Capital Funding Inc.
4.70%, 06/01/43 (Call 12/01/42)	676	688,423
5.00%, 03/15/44 (Call 09/15/43)	385	405,200
PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	391	460,388
6.25%, 05/15/39	5	6,618
Progress Energy Inc.
7.75%, 03/01/31	9	12,117
PSEG Power LLC
8.63%, 04/15/31	720	866,505
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	246	237,430
4.30%, 03/15/44 (Call 09/15/43)	411	436,460
6.25%, 09/01/37	60	80,082
6.50%, 08/01/38	100	138,065
Public Service Electric & Gas Co.
3.80%, 03/01/46	250	248,890
3.95%, 05/01/42 (Call 11/01/41)	220	226,845
4.05%, 05/01/45 (Call 11/01/44)[a]	125	130,654
4.15%, 11/01/45 (Call 05/01/45)	16	16,895
5.38%, 11/01/39	100	122,306
5.50%, 03/01/40	7	8,723
5.80%, 05/01/37	216	274,767
Series I
4.00%, 06/01/44 (Call 12/01/43)	240	247,352
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	111	117,440
4.43%, 11/15/41 (Call 05/15/41)	125	133,770
5.48%, 06/01/35	308	362,506
5.64%, 04/15/41 (Call 10/15/40)	360	453,139
5.76%, 10/01/39	131	163,615
5.80%, 03/15/40	56	71,129
6.27%, 03/15/37	5	6,472
6.72%, 06/15/36	150	203,606
7.02%, 12/01/27	271	368,184
San Diego Gas & Electric Co.
3.95%, 11/15/41	11	11,161
4.30%, 04/01/42 (Call 10/01/41)	158	168,441
4.50%, 08/15/40	211	230,495

Security	Principal (000s)	Value
5.35%, 05/15/35	$125	$150,095
5.35%, 05/15/40	75	91,135
6.13%, 09/15/37	100	132,050
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	244	243,630
4.50%, 06/01/64 (Call 12/01/63)	261	260,488
4.60%, 06/15/43 (Call 12/15/42)	116	121,313
5.10%, 06/01/65 (Call 12/01/64)	150	164,213
5.30%, 05/15/33	5	5,629
5.45%, 02/01/41 (Call 08/01/40)	420	484,908
6.05%, 01/15/38	248	302,717
Southaven Combined Cycle Generation LLC
3.85%, 08/15/33	2	1,923
Southern California Edison Co.
3.90%, 12/01/41 (Call 06/01/41)	106	106,169
4.05%, 03/15/42 (Call 09/15/41)	50	50,963
4.50%, 09/01/40 (Call 03/01/40)	23	24,839
4.65%, 10/01/43 (Call 04/01/43)	341	376,861
5.50%, 03/15/40	242	297,733
5.63%, 02/01/36	75	91,859
5.75%, 04/01/35	5	6,229
6.00%, 01/15/34[a]	266	337,012
6.05%, 03/15/39	150	193,075
6.65%, 04/01/29	121	156,415
Series 05-B
5.55%, 01/15/36	55	65,768
Series 05-E
5.35%, 07/15/35	289	345,164
Series 06-E
5.55%, 01/15/37	180	216,086
Series 08-A
5.95%, 02/01/38	664	845,014
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	155	155,772
Series C
3.60%, 02/01/45 (Call 08/01/44)	661	632,343
Southern Power Co.
5.15%, 09/15/41	200	183,788
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	661	599,024
6.20%, 03/15/40	140	167,555

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Southwestern Public Service Co.
4.50%, 08/15/41 (Call 02/15/41)	$50	$54,091
6.00%, 10/01/36	561	685,171
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	315	314,500
4.20%, 05/15/45 (Call 11/15/44)	11	11,260
4.35%, 05/15/44 (Call 11/15/43)	385	401,501
6.55%, 05/15/36	5	6,581
Toledo Edison Co. (The)
6.15%, 05/15/37	1	1,170
TransAlta Corp.
6.50%, 03/15/40	136	70,720
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	940	953,927
8.45%, 03/15/39	11	17,723
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	266	263,406
4.20%, 05/15/45 (Call 11/15/44)	7	7,201
4.45%, 02/15/44 (Call 08/15/43)	120	128,744
8.88%, 11/15/38	774	1,240,187
Series A
6.00%, 05/15/37	284	354,832
Series B
6.00%, 01/15/36	250	311,784
Series D
4.65%, 08/15/43 (Call 02/15/43)	21	22,659
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	5	5,140
4.13%, 03/01/42 (Call 09/01/41)	335	348,784
4.25%, 12/01/45 (Call 06/01/45)	350	375,722
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	265	253,624
4.25%, 06/01/44 (Call 12/01/43)[a]	247	263,318
4.30%, 12/15/45 (Call 06/15/45)	195	211,770
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	663	684,383
6.38%, 08/15/37	140	187,346
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	155	180,087
Xcel Energy Inc.
4.80%, 09/15/41 (Call 03/15/41)	5	5,216
6.50%, 07/01/36	50	62,003

		76,410,792

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Emerson Electric Co.
6.00%, 08/15/32	$135	$164,933
6.13%, 04/15/39	12	15,334

		180,267
ELECTRONICS — 0.27%
Honeywell International Inc.
5.38%, 03/01/41	611	728,933
5.70%, 03/15/36	11	13,339
5.70%, 03/15/37	191	232,889
Koninklijke Philips NV
5.00%, 03/15/42	533	517,155
6.88%, 03/11/38	354	414,214
Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)	208	220,152

		2,126,682
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
4.38%, 05/08/42	257	269,979

		269,979
ENVIRONMENTAL CONTROL — 0.25%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	691	779,318
6.09%, 03/15/35	50	58,241
6.20%, 03/01/40	41	49,064
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	613	595,372
4.10%, 03/01/45 (Call 09/01/44)	203	198,957
6.13%, 11/30/39	207	259,632

		1,940,584
FOOD — 1.56%
Ahold Finance USA LLC
6.88%, 05/01/29	11	13,646
Campbell Soup Co.
3.80%, 08/02/42	6	5,450
ConAgra Foods Inc.
7.00%, 10/01/28	230	278,799
7.13%, 10/01/26	57	68,730
8.25%, 09/15/30	284	393,332
Delhaize America LLC
9.00%, 04/15/31	5	6,662
Delhaize Group
5.70%, 10/01/40	627	662,125

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	$5	$5,000
5.40%, 06/15/40	476	552,060
Hershey Co. (The)
7.20%, 08/15/27	11	15,061
JM Smucker Co. (The)
4.25%, 03/15/35	650	653,396
4.38%, 03/15/45	118	118,294
Kellogg Co.
4.50%, 04/01/46	85	85,561
Series B
7.45%, 04/01/31	726	915,350
Kraft Foods Group Inc.
5.00%, 06/04/42	1,375	1,434,688
6.50%, 02/09/40	306	363,889
6.88%, 01/26/39	571	696,403
Kraft Heinz Foods Co.
5.00%, 07/15/35 (Call 01/15/35)[b]	623	652,591
5.20%, 07/15/45 (Call 01/15/45)[b]	650	697,833
Kroger Co. (The)
5.00%, 04/15/42 (Call 10/15/41)	100	107,399
5.15%, 08/01/43 (Call 02/01/43)	250	274,384
5.40%, 07/15/40 (Call 01/15/40)	366	407,586
6.90%, 04/15/38	253	326,561
7.50%, 04/01/31	397	526,832
Mondelez International Inc.
6.50%, 02/09/40	72	90,025
6.88%, 01/26/39	450	567,440
Sysco Corp.
4.85%, 10/01/45 (Call 04/01/45)	269	274,932
5.38%, 09/21/35	400	445,205
6.63%, 03/17/39	11	13,763
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	549	565,965
5.15%, 08/15/44 (Call 02/15/44)	255	272,345
Unilever Capital Corp.
5.90%, 11/15/32	610	797,634

		12,288,941
FOREST PRODUCTS & PAPER — 0.45%
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)	205	202,209
Georgia-Pacific LLC
7.75%, 11/15/29	791	1,033,492
8.88%, 05/15/31	14	20,027

Security	Principal (000s)	Value
International Paper Co.
4.80%, 06/15/44 (Call 12/15/43)	$125	$106,036
5.00%, 09/15/35 (Call 03/15/35)	50	48,425
5.15%, 05/15/46 (Call 11/15/45)	210	187,633
6.00%, 11/15/41 (Call 05/15/41)	786	769,818
7.30%, 11/15/39	260	281,304
8.70%, 06/15/38	246	314,059
WestRock MWV LLC
7.95%, 02/15/31	11	13,606
8.20%, 01/15/30	450	572,314

		3,548,923
GAS — 0.55%
AGL Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	6	5,805
5.88%, 03/15/41 (Call 09/15/40)	643	735,969
6.00%, 10/01/34	95	110,711
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)[a]	713	714,780
5.50%, 06/15/41 (Call 12/15/40)	5	5,943
Dominion Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)[a]	417	394,108
KeySpan Corp.
5.80%, 04/01/35	228	257,599
8.00%, 11/15/30	130	177,841
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	374	410,793
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	207	209,386
4.65%, 08/01/43 (Call 02/01/43)	3	3,237
Sempra Energy
6.00%, 10/15/39	901	991,845
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	5	4,942
Series KK
5.75%, 11/15/35	225	281,511

		4,304,470
HAND & MACHINE TOOLS — 0.00%
Stanley Black & Decker Inc.
5.20%, 09/01/40	5	5,653

		5,653
HEALTH CARE – PRODUCTS — 1.18%
Becton Dickinson and Co.
4.69%, 12/15/44 (Call 06/15/44)	496	509,788

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.88%, 05/15/44 (Call 11/15/43)	$360	$371,966
5.00%, 11/12/40	150	156,981
6.00%, 05/15/39	186	217,602
Boston Scientific Corp.
7.00%, 11/15/35	100	121,181
7.38%, 01/15/40	211	267,873
Covidien International Finance SA
6.55%, 10/15/37	396	510,063
Danaher Corp.
4.38%, 09/15/45 (Call 03/15/45)	9	9,641
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)	291	278,915
4.38%, 03/15/35	1,565	1,615,244
4.50%, 03/15/42 (Call 09/15/41)	11	11,322
4.63%, 03/15/44 (Call 09/15/43)	420	441,223
4.63%, 03/15/45	2,098	2,232,238
5.55%, 03/15/40	291	342,270
St. Jude Medical Inc.
4.75%, 04/15/43 (Call 10/15/42)	440	438,020
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	374	347,402
4.38%, 05/15/44 (Call 11/15/43)	135	131,056
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	407	375,992
4.45%, 08/15/45 (Call 02/15/45)	524	479,075
5.75%, 11/30/39	381	419,880

		9,277,732
HEALTH CARE – SERVICES — 1.64%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	261	239,788
4.50%, 05/15/42 (Call 11/15/41)	359	347,712
4.75%, 03/15/44 (Call 09/15/43)	225	228,129
6.63%, 06/15/36	311	376,745
6.75%, 12/15/37	285	348,129
Anthem Inc.
4.63%, 05/15/42	776	727,274
4.65%, 01/15/43	771	724,828
4.65%, 08/15/44 (Call 02/15/44)	241	226,188
4.85%, 08/15/54 (Call 02/15/54)	175	163,215
5.10%, 01/15/44	175	174,738
5.85%, 01/15/36	21	23,063
5.95%, 12/15/34	2	2,227
6.38%, 06/15/37	458	529,361

Security	Principal (000s)	Value
Ascension Health
4.85%, 11/15/53	$11	$12,395
Baylor Scott & White Holdings
4.19%, 11/15/45 (Call 05/15/45)	16	16,067
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	241	262,740
5.88%, 03/15/41 (Call 09/15/40)	403	455,010
6.15%, 11/15/36	100	115,288
7.88%, 05/15/27	11	14,593
Dignity Health
4.50%, 11/01/42	100	100,619
5.27%, 11/01/64	216	232,338
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	306	284,478
4.95%, 10/01/44 (Call 04/01/44)	141	137,629
8.15%, 06/15/38	360	501,561
Kaiser Foundation Hospitals
4.88%, 04/01/42	354	391,060
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)[a]	398	376,360
Mayo Clinic Series 2013
4.00%, 11/15/47	11	10,981
Memorial Sloan-Kettering Cancer Center Series 2015
4.20%, 07/01/55	272	271,481
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	21	20,800
Ochsner Clinic Foundation
5.90%, 05/15/45 (Call 11/15/44)	11	12,477
Quest Diagnostics Inc.
4.70%, 03/30/45 (Call 09/30/44)	16	15,012
5.75%, 01/30/40	250	266,557
Texas Health Resources
4.33%, 11/15/55	9	9,205
UnitedHealth Group Inc.
3.95%, 10/15/42 (Call 04/15/42)	7	6,657
4.25%, 03/15/43 (Call 09/15/42)	291	290,544
4.38%, 03/15/42 (Call 09/15/41)	571	581,178
4.63%, 07/15/35	255	273,130
4.63%, 11/15/41 (Call 05/15/41)	180	190,090

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.75%, 07/15/45	$891	$971,675
5.70%, 10/15/40 (Call 04/15/40)	561	677,241
5.80%, 03/15/36	695	833,049
5.95%, 02/15/41 (Call 08/15/40)	536	668,083
6.50%, 06/15/37	21	27,020
6.63%, 11/15/37	11	14,381
6.88%, 02/15/38	535	719,290

		12,870,386
HOLDING COMPANIES – DIVERSIFIED — 0.02%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[b]	50	69,781
Leucadia National Corp.
6.63%, 10/23/43 (Call 07/23/43)	100	75,994

		145,775
HOME FURNISHINGS — 0.02%
Whirlpool Corp.
5.15%, 03/01/43	155	158,199

		158,199
HOUSEHOLD PRODUCTS & WARES — 0.09%
Kimberly-Clark Corp.
3.70%, 06/01/43	18	17,370
6.63%, 08/01/37	518	698,752

		716,122
INSURANCE — 3.54%
ACE INA Holdings Inc.
4.15%, 03/13/43	485	478,801
4.35%, 11/03/45 (Call 05/03/45)	835	868,879
Aflac Inc.
6.45%, 08/15/40	431	528,439
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	263	249,095
Allstate Corp. (The)
4.50%, 06/15/43	875	915,930
5.35%, 06/01/33	5	5,727
5.55%, 05/09/35	201	236,209
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	1,465	1,236,492
4.38%, 01/15/55 (Call 07/15/54)	250	201,366
4.50%, 07/16/44 (Call 01/16/44)	911	797,402
4.70%, 07/10/35 (Call 01/10/35)	514	482,261
4.80%, 07/10/45 (Call 01/10/45)	11	10,094
6.25%, 05/01/36	532	576,144

Security	Principal (000s)	Value
6.25%, 03/15/87	$300	$309,000
8.18%, 05/15/68 (Call 05/15/38)[a,c]	21	26,197
Aon Corp.
8.21%, 01/01/27	314	383,080
Aon PLC
4.45%, 05/24/43 (Call 02/24/43)	361	332,636
4.60%, 06/14/44 (Call 03/14/44)[a]	300	284,975
4.75%, 05/15/45 (Call 11/15/44)	246	239,921
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	495	504,859
Assurant Inc.
6.75%, 02/15/34	235	272,367
AXA SA
8.60%, 12/15/30	767	997,100
AXIS Specialty Finance PLC
5.15%, 04/01/45	5	4,955
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[a]	68	66,294
4.40%, 05/15/42[a]	324	320,021
5.75%, 01/15/40	400	472,048
Berkshire Hathaway Inc.
4.50%, 02/11/43[a]	853	858,337
Chubb Corp. (The)
6.00%, 05/11/37	460	567,300
Cincinnati Financial Corp.
6.92%, 05/15/28	11	14,088
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	230	267,807
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	261	251,602
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	14	12,924
5.95%, 10/15/36	306	353,497
6.10%, 10/01/41	365	436,911
6.63%, 03/30/40	105	129,414
Lincoln National Corp.
6.15%, 04/07/36	225	244,664
6.30%, 10/09/37	16	17,692
7.00%, 06/15/40	481	565,485
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	308	280,521
6.00%, 02/01/35[a]	150	170,997

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Markel Corp.
5.00%, 03/30/43	$3	$3,018
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)[a]	80	81,042
5.88%, 08/01/33	205	235,818
MetLife Inc.
4.05%, 03/01/45	1,155	1,035,156
4.13%, 08/13/42	368	333,060
4.60%, 05/13/46 (Call 12/13/45)[a]	274	268,299
4.72%, 12/15/44	518	513,138
4.88%, 11/13/43	489	497,592
5.70%, 06/15/35	451	507,158
6.40%, 12/15/66 (Call 12/15/31)	740	725,200
6.50%, 12/15/32	458	552,371
10.75%, 08/01/69 (Call 08/01/34)	16	23,360
Principal Financial Group Inc.
4.35%, 05/15/43[a]	500	454,711
4.63%, 09/15/42	5	4,754
6.05%, 10/15/36	166	184,613
Progressive Corp. (The)
3.70%, 01/26/45	250	231,961
4.35%, 04/25/44	261	269,181
6.25%, 12/01/32	173	216,299
Protective Life Corp.
8.45%, 10/15/39	249	328,963
Prudential Financial Inc.
4.60%, 05/15/44[a]	346	331,235
5.10%, 08/15/43	11	10,793
5.40%, 06/13/35	470	495,464
5.63%, 05/12/41	13	13,714
5.70%, 12/14/36	289	314,559
5.80%, 11/16/41	100	108,004
5.90%, 03/17/36	210	230,660
6.20%, 11/15/40	100	112,163
6.63%, 06/21/40	5	5,892
Series B
5.75%, 07/15/33	8	8,730
Series D
6.63%, 12/01/37	906	1,065,048
Transatlantic Holdings Inc.
8.00%, 11/30/39	200	265,503
Travelers Companies Inc. (The)
4.60%, 08/01/43	66	71,291

Security	Principal (000s)	Value
5.35%, 11/01/40	$310	$366,557
6.25%, 06/15/37	772	991,970
6.75%, 06/20/36	50	67,467
Travelers Property Casualty Corp.
6.38%, 03/15/33	110	140,786
Trinity Acquisition PLC
6.13%, 08/15/43	100	108,653
Unum Group
5.75%, 08/15/42	255	263,473
Validus Holdings Ltd.
8.88%, 01/26/40	134	172,144
Voya Financial Inc.
5.70%, 07/15/43	290	315,063
WR Berkley Corp.
4.75%, 08/01/44	16	15,491
6.25%, 02/15/37	300	345,797
XLIT Ltd.
5.50%, 03/31/45	449	423,570
6.25%, 05/15/27	86	101,697

		27,782,949
INTERNET — 0.30%
Alibaba Group Holding Ltd.
4.50%, 11/28/34 (Call 05/28/34)[a]	414	408,411
Amazon.com Inc.
4.80%, 12/05/34 (Call 06/05/34)	608	659,050
4.95%, 12/05/44 (Call 06/05/44)	900	993,582
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	400	305,107

		2,366,150
IRON & STEEL — 0.36%
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	214	200,370
6.40%, 12/01/37	286	304,829
Reliance Steel & Aluminum Co.
6.85%, 11/15/36	100	99,333
Vale Overseas Ltd.
6.88%, 11/21/36[a]	1,830	1,264,988
6.88%, 11/10/39	875	596,094
8.25%, 01/17/34[a]	250	193,750
Vale SA
5.63%, 09/11/42[a]	285	177,056

		2,836,420

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
LEISURE TIME — 0.03%
Harley-Davidson Inc.
4.63%, 07/28/45 (Call 01/28/45)	$211	$208,162

		208,162
LODGING — 0.02%
Starwood Hotels & Resorts Worldwide Inc.
4.50%, 10/01/34 (Call 04/01/34)	206	188,720

		188,720
MACHINERY — 0.44%
Caterpillar Inc.
3.80%, 08/15/42	809	725,787
4.30%, 05/15/44 (Call 11/15/43)[a]	286	276,908
4.75%, 05/15/64 (Call 11/15/63)[a]	203	193,431
5.20%, 05/27/41	614	664,802
5.30%, 09/15/35	11	12,045
6.05%, 08/15/36	111	131,044
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)[a]	230	243,054
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	746	709,448
5.38%, 10/16/29	255	301,843
7.13%, 03/03/31	11	14,984
8.10%, 05/15/30	50	72,864
Rockwell Automation Inc.
6.70%, 01/15/28[a]	100	131,996

		3,478,206
MANUFACTURING — 0.89%
3M Co.
3.88%, 06/15/44	291	296,800
5.70%, 03/15/37	286	361,828
6.38%, 02/15/28	40	53,568
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	365	428,766
Eaton Corp.
4.00%, 11/02/32	723	710,891
4.15%, 11/02/42[a]	116	110,597
General Electric Co.
4.13%, 10/09/42	571	574,229
4.50%, 03/11/44	1,359	1,439,751
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)[a]	714	697,863
4.88%, 09/15/41 (Call 03/15/41)	163	182,116

Security	Principal (000s)	Value
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 06/15/43	$236	$267,553
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/44 (Call 05/01/44)	200	196,575
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	336	346,835
4.45%, 11/21/44 (Call 05/21/44)[a]	278	293,221
Series A
6.25%, 05/15/38	100	129,756
Tyco Electronics Group SA
7.13%, 10/01/37	236	306,969
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)	305	308,914
5.13%, 09/14/45 (Call 03/14/45)	264	270,671

		6,976,903
MEDIA — 5.54%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	859	803,066
4.95%, 10/15/45 (Call 04/15/45)	476	463,018
5.40%, 10/01/43	426	422,374
6.15%, 02/15/41	446	487,671
6.20%, 12/15/34	690	771,188
6.40%, 12/15/35	202	230,097
6.55%, 03/15/33	656	758,539
6.65%, 11/15/37	475	556,407
6.90%, 08/15/39	11	12,525
7.75%, 12/01/45	308	400,091
7.85%, 03/01/39	225	294,969
8.15%, 10/17/36	100	133,801
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)	200	172,040
4.85%, 07/01/42 (Call 01/01/42)	130	114,861
4.90%, 08/15/44 (Call 02/15/44)	100	88,930
5.50%, 05/15/33	624	623,275
5.90%, 10/15/40 (Call 04/15/40)	211	212,074
7.88%, 07/30/30[a]	438	561,427
CCO Safari II LLC
6.38%, 10/23/35 (Call 04/23/35)[b]	801	837,549
6.48%, 10/23/45 (Call 04/23/45)[b]	1,790	1,880,498
6.83%, 10/23/55 (Call 04/23/55)[b]	321	329,628

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	$1,060	$1,074,749
4.25%, 01/15/33	992	1,009,988
4.50%, 01/15/43	711	732,379
4.60%, 08/15/45 (Call 02/15/45)	1,150	1,214,736
4.65%, 07/15/42	877	923,713
4.75%, 03/01/44	1,316	1,414,181
5.65%, 06/15/35	11	12,965
6.40%, 05/15/38	136	172,041
6.40%, 03/01/40	16	20,407
6.45%, 03/15/37	298	376,035
6.50%, 11/15/35	511	650,631
6.55%, 07/01/39	14	18,289
6.95%, 08/15/37	633	842,886
7.05%, 03/15/33	161	213,164
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	1,066	999,300
6.00%, 08/15/40 (Call 05/15/40)	226	233,042
6.35%, 03/15/40	325	356,535
6.38%, 03/01/41	536	586,957
Discovery Communications LLC
4.88%, 04/01/43	181	144,718
6.35%, 06/01/40[a]	750	717,808
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	586	499,984
6.63%, 01/15/40	271	280,760
Historic TW Inc.
6.63%, 05/15/29	1,280	1,473,630
NBCUniversal Media LLC
4.45%, 01/15/43	816	827,653
5.95%, 04/01/41	549	673,656
6.40%, 04/30/40	832	1,057,635
TCI Communications Inc.
7.13%, 02/15/28	200	263,613
7.88%, 02/15/26	370	507,284
Thomson Reuters Corp.
5.50%, 08/15/35	150	152,519
5.65%, 11/23/43 (Call 05/23/43)	186	188,324
5.85%, 04/15/40	616	643,746
Time Warner Cable Inc.
4.50%, 09/15/42 (Call 03/15/42)	300	243,000
5.50%, 09/01/41 (Call 03/01/41)	492	430,586

Security	Principal (000s)	Value
5.88%, 11/15/40 (Call 05/15/40)	$720	$651,893
6.55%, 05/01/37	317	314,822
6.75%, 06/15/39	811	805,272
7.30%, 07/01/38	850	892,344
Time Warner Companies Inc.
6.95%, 01/15/28	21	25,279
Time Warner Entertainment Co. LP
8.38%, 07/15/33	973	1,148,767
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	1,366	1,207,540
4.85%, 07/15/45 (Call 01/15/45)	357	332,701
4.90%, 06/15/42	243	219,416
5.35%, 12/15/43	466	452,210
5.38%, 10/15/41	200	193,646
6.10%, 07/15/40	175	180,405
6.20%, 03/15/40	14	14,518
6.25%, 03/29/41[a]	286	302,503
6.50%, 11/15/36	413	441,853
7.63%, 04/15/31	508	615,395
7.70%, 05/01/32	764	918,505
Verizon Communications Inc.
4.52%, 09/15/48	1,100	1,001,192
4.67%, 03/15/55	1,174	1,028,672
Viacom Inc.
4.38%, 03/15/43	900	602,176
4.50%, 02/27/42	125	86,583
4.85%, 12/15/34 (Call 06/15/34)	310	241,171
4.88%, 06/15/43 (Call 12/15/42)	100	72,759
5.25%, 04/01/44 (Call 10/01/43)	325	253,214
5.85%, 09/01/43 (Call 03/01/43)	625	521,999
6.88%, 04/30/36	290	276,769
Walt Disney Co. (The)
4.13%, 06/01/44	250	259,580
4.38%, 08/16/41	505	542,664
7.00%, 03/01/32	266	378,925
Series E
4.13%, 12/01/41	412	427,659

		43,521,374
METAL FABRICATE & HARDWARE — 0.12%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	166	165,189
4.20%, 06/15/35 (Call 12/15/34)	500	523,931
4.38%, 06/15/45 (Call 12/15/44)	11	11,780

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	$80	$71,526
5.25%, 10/01/54 (Call 04/01/54)	230	197,799

		970,225
MINING — 1.07%
Barrick Gold Corp.
5.25%, 04/01/42	360	276,516
Barrick North America Finance LLC
5.70%, 05/30/41	575	452,519
5.75%, 05/01/43	200	164,379
7.50%, 09/15/38	27	23,678
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	605	487,201
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	930	793,137
5.00%, 09/30/43	1,023	991,745
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	161	138,138
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	235	183,454
5.88%, 04/01/35	176	149,421
6.25%, 10/01/39	904	801,590
Rio Tinto Alcan Inc.
5.75%, 06/01/35	11	10,798
6.13%, 12/15/33	11	11,257
7.25%, 03/15/31	225	242,353
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40[a]	900	850,985
7.13%, 07/15/28	292	330,186
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	731	613,185
4.75%, 03/22/42 (Call 09/22/41)	55	49,605
Southern Copper Corp.
5.25%, 11/08/42	610	458,263
5.88%, 04/23/45	375	298,125
6.75%, 04/16/40	800	707,000
7.50%, 07/27/35[a]	388	368,115
Vale Canada Ltd.
7.20%, 09/15/32	50	27,000

		8,428,650
OFFICE & BUSINESS EQUIPMENT — 0.04%
Xerox Corp.
4.80%, 03/01/35[a]	161	151,255

Security	Principal (000s)	Value
6.75%, 12/15/39	$175	$146,859

		298,114
OIL & GAS — 5.12%
Anadarko Finance Co.
7.50%, 05/01/31	400	358,646
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	325	222,116
6.20%, 03/15/40	805	636,389
6.45%, 09/15/36	730	609,758
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	225	159,980
4.75%, 04/15/43 (Call 10/15/42)	1,025	775,538
5.10%, 09/01/40 (Call 03/01/40)	280	204,914
6.00%, 01/15/37	911	750,534
Burlington Resources Finance Co.
7.20%, 08/15/31	284	299,176
7.40%, 12/01/31	591	640,346
Canadian Natural Resources Ltd.
5.85%, 02/01/35	225	162,000
6.25%, 03/15/38	900	666,000
6.45%, 06/30/33	200	151,000
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	65	36,887
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	1,200	1,240,218
Conoco Funding Co.
7.25%, 10/15/31	297	314,381
ConocoPhillips
5.90%, 10/15/32	13	12,201
6.50%, 02/01/39	656	649,808
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	200	187,375
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	415	339,083
4.30%, 11/15/44 (Call 05/15/44)[a]	725	581,511
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,491	1,570,892
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	1,575	1,028,053
5.00%, 06/15/45 (Call 12/15/44)	350	228,828
5.60%, 07/15/41 (Call 01/15/41)	125	84,554
7.95%, 04/15/32	80	63,204
Devon Financing Co. LLC
7.88%, 09/30/31	200	157,686

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)[a]	$260	$150,800
5.70%, 10/15/39[a]	150	94,500
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	300	243,750
5.88%, 05/28/45	300	211,125
7.38%, 09/18/43	1,100	874,500
Eni USA Inc.
7.30%, 11/15/27	205	235,726
Ensco PLC
5.75%, 10/01/44 (Call 04/01/44)	625	293,750
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	396	323,329
5.10%, 01/15/36 (Call 07/15/35)	275	259,889
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	34	31,432
4.11%, 03/01/46	145	145,000
Hess Corp.
5.60%, 02/15/41	301	215,701
6.00%, 01/15/40	200	149,059
7.13%, 03/15/33	225	186,711
7.30%, 08/15/31	1,012	865,938
7.88%, 10/01/29	174	155,794
Kerr-McGee Corp.
7.88%, 09/15/31	14	12,758
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	250	148,750
6.60%, 10/01/37	630	415,800
6.80%, 03/15/32	26	17,940
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	650	416,122
5.00%, 09/15/54 (Call 03/15/54)	200	122,293
5.85%, 12/15/45 (Call 06/15/45)	125	90,726
6.50%, 03/01/41 (Call 09/01/40)	365	284,903
Murphy Oil Corp.
7.05%, 05/01/29	200	110,000
Nexen Energy ULC
6.40%, 05/15/37	324	372,811
7.50%, 07/30/39	375	472,095
7.88%, 03/15/32	160	206,443
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	570	423,283
6.00%, 03/01/41 (Call 09/01/40)	785	612,215

Security	Principal (000s)	Value
Noble Holding International Ltd.
5.25%, 03/15/42	$460	$179,400
6.05%, 03/01/41	125	52,500
6.20%, 08/01/40	30	12,600
6.95%, 04/01/45 (Call 10/01/44)	200	90,000
Occidental Petroleum Corp.
4.63%, 06/15/45 (Call 12/15/44)	214	204,573
Petro-Canada
5.35%, 07/15/33	125	101,105
5.95%, 05/15/35	11	9,367
6.80%, 05/15/38	812	750,068
Petroleos Mexicanos
5.50%, 06/27/44	825	636,192
5.50%, 06/27/44[b]	1,750	1,346,157
5.63%, 01/23/46[b]	1,100	859,657
6.38%, 01/23/45	1,050	911,194
6.50%, 06/02/41	750	657,859
6.63%, 06/15/35	1,755	1,591,250
6.63%, 06/15/38	300	257,193
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	379	347,446
4.88%, 11/15/44 (Call 05/15/44)	1,168	1,061,623
5.88%, 05/01/42	365	351,542
Rowan Companies Inc.
5.40%, 12/01/42 (Call 06/01/42)	25	12,375
5.85%, 01/15/44 (Call 07/15/43)	350	178,500
Shell International Finance BV
4.13%, 05/11/35	585	545,566
4.38%, 05/11/45	1,225	1,132,817
4.55%, 08/12/43	1,731	1,637,631
5.50%, 03/25/40	346	367,049
6.38%, 12/15/38	913	1,053,872
Statoil ASA
3.95%, 05/15/43	850	728,203
4.25%, 11/23/41	250	226,036
4.80%, 11/08/43	150	147,513
5.10%, 08/17/40	380	387,497
6.50%, 12/01/28[b]	100	125,463
6.80%, 01/15/28	75	90,794
7.15%, 01/15/29	100	124,654
Suncor Energy Inc.
5.95%, 12/01/34	150	127,982
6.50%, 06/15/38[a]	456	413,305
6.85%, 06/01/39	670	621,639

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Tosco Corp.
7.80%, 01/01/27	$364	$399,117
8.13%, 02/15/30	61	68,613
Valero Energy Corp.
4.90%, 03/15/45[a]	340	272,728
6.63%, 06/15/37	1,002	986,747
7.50%, 04/15/32	278	295,169
10.50%, 03/15/39	11	13,859
XTO Energy Inc.
6.75%, 08/01/37	411	563,098

		40,214,174
OIL & GAS SERVICES — 0.59%
Baker Hughes Inc.
5.13%, 09/15/40	390	343,734
6.88%, 01/15/29	664	734,981
Cameron International Corp.
5.13%, 12/15/43 (Call 06/15/43)	350	326,228
5.95%, 06/01/41 (Call 12/01/40)	16	16,186
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	422	339,092
4.75%, 08/01/43 (Call 02/01/43)	725	602,968
4.85%, 11/15/35 (Call 05/15/35)	1,025	915,897
5.00%, 11/15/45 (Call 05/15/45)	15	13,194
6.70%, 09/15/38	21	22,108
7.45%, 09/15/39	851	969,122
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)[a]	530	361,637

		4,645,147
PACKAGING & CONTAINERS — 0.04%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	253	279,058

		279,058
PHARMACEUTICALS — 4.49%
Abbott Laboratories
5.30%, 05/27/40	523	596,107
6.00%, 04/01/39	433	543,020
AbbVie Inc.
4.40%, 11/06/42	1,540	1,472,393
4.50%, 05/14/35 (Call 11/14/34)	1,370	1,362,993
4.70%, 05/14/45 (Call 11/14/44)	866	867,341
Actavis Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	1,258	1,264,299
4.75%, 03/15/45 (Call 09/15/44)[a]	1,803	1,834,248

Security	Principal (000s)	Value
4.85%, 06/15/44 (Call 12/15/43)	$399	$408,849
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	281	278,243
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	336	314,225
AstraZeneca PLC
4.00%, 09/18/42	455	436,312
4.38%, 11/16/45	460	462,670
6.45%, 09/15/37[a]	1,230	1,566,607
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)[b]	655	616,763
Bristol-Myers Squibb Co.
3.25%, 08/01/42	7	6,351
4.50%, 03/01/44 (Call 09/01/43)[a]	368	409,047
5.88%, 11/15/36	820	1,020,457
Cardinal Health Inc.
4.50%, 11/15/44 (Call 05/15/44)	136	130,494
4.60%, 03/15/43	600	589,981
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)[a]	482	475,267
5.50%, 03/15/27	459	566,575
5.55%, 03/15/37	166	200,773
Express Scripts Holding Co.
6.13%, 11/15/41[a]	208	216,676
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	5	5,073
5.38%, 04/15/34	200	232,946
6.38%, 05/15/38	1,708	2,194,384
Johnson & Johnson
3.55%, 03/01/36 (Call 09/01/35)	170	170,961
3.70%, 03/01/46 (Call 09/01/45)	75	75,407
4.38%, 12/05/33 (Call 06/05/33)	1,704	1,893,596
4.50%, 09/01/40[a]	208	232,512
4.50%, 12/05/43 (Call 06/05/43)[a]	179	203,124
4.85%, 05/15/41	11	12,942
4.95%, 05/15/33	261	309,231
5.85%, 07/15/38	63	82,800
5.95%, 08/15/37	218	287,883
6.95%, 09/01/29	14	20,119
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	684	681,243
6.00%, 03/01/41 (Call 09/01/40)	80	90,496
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	203	193,732

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.90%, 11/01/39	$360	$395,107
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	11	10,319
3.70%, 02/10/45 (Call 08/10/44)	1,424	1,353,531
4.15%, 05/18/43	240	245,534
6.50%, 12/01/33	364	478,301
6.55%, 09/15/37	107	143,152
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	700	859,002
5.85%, 06/30/39	11	13,758
5.95%, 12/01/28	506	645,137
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	247	219,186
Novartis Capital Corp.
3.70%, 09/21/42	363	353,415
4.00%, 11/20/45 (Call 05/20/45)[a]	21	21,401
4.40%, 05/06/44	1,350	1,457,537
Perrigo Co. PLC
5.30%, 11/15/43 (Call 05/15/43)	250	239,156
Perrigo Finance Unlimited Co.
4.90%, 12/15/44 (Call 06/15/44)	221	198,708
Pfizer Inc.
4.30%, 06/15/43	196	202,074
4.40%, 05/15/44[a]	281	294,532
5.60%, 09/15/40	100	119,422
7.20%, 03/15/39	1,802	2,508,400
Pharmacia Corp.
6.60%, 12/01/28	650	860,420
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[a]	426	464,138
Wyeth LLC
5.95%, 04/01/37	1,030	1,262,429
6.00%, 02/15/36	21	25,879
6.50%, 02/01/34	18	23,283
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	590	515,876

		35,235,837
PIPELINES — 2.97%
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	100	75,035
5.85%, 11/15/43 (Call 05/15/43)	445	330,796
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	269	292,602

Security	Principal (000s)	Value
6.63%, 11/01/37	$11	$12,770
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)[b]	25	21,968
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)[b]	25	21,122
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	11	10,680
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)	125	71,250
Enbridge Energy Partners LP Series B
7.50%, 04/15/38	481	411,255
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	200	143,328
Energy Transfer Partners LP
4.90%, 03/15/35 (Call 09/15/34)	230	166,935
5.15%, 02/01/43 (Call 08/01/42)[a]	355	257,174
5.15%, 03/15/45 (Call 09/15/44)[a]	500	363,627
6.05%, 06/01/41 (Call 12/01/40)	136	105,484
6.13%, 12/15/45 (Call 06/15/45)	450	369,381
6.50%, 02/01/42 (Call 08/01/41)	1,130	923,818
6.63%, 10/15/36	145	121,692
7.50%, 07/01/38	11	9,997
8.25%, 11/15/29 (Call 08/15/29)	50	50,025
EnLink Midstream Partners LP
5.60%, 04/01/44 (Call 10/01/43)	200	122,000
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)[a]	600	562,214
4.45%, 02/15/43 (Call 08/15/42)	725	587,331
4.85%, 08/15/42 (Call 02/15/42)	125	106,643
4.85%, 03/15/44 (Call 09/15/43)	750	637,240
4.90%, 05/15/46 (Call 11/15/45)	495	434,368
4.95%, 10/15/54 (Call 04/15/54)	950	741,486
5.10%, 02/15/45 (Call 08/15/44)	200	176,411
5.70%, 02/15/42	470	436,445
5.95%, 02/01/41	198	187,912
6.13%, 10/15/39	145	139,147
7.55%, 04/15/38	212	233,664
Series D
6.88%, 03/01/33	264	276,608
Series H
6.65%, 10/15/34	111	113,865
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	115	84,223

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.00%, 08/15/42 (Call 02/15/42)	$250	$192,350
5.40%, 09/01/44 (Call 03/01/44)	360	288,933
5.50%, 03/01/44 (Call 09/01/43)	250	203,979
5.80%, 03/15/35	825	669,018
6.38%, 03/01/41	230	192,876
6.55%, 09/15/40	100	83,958
6.95%, 01/15/38	522	465,265
7.30%, 08/15/33	11	9,986
7.40%, 03/15/31	118	110,971
7.50%, 11/15/40	416	372,859
7.75%, 03/15/32	100	93,826
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	325	252,304
5.30%, 12/01/34 (Call 06/01/34)	1,950	1,544,781
5.55%, 06/01/45 (Call 12/01/44)	1,450	1,195,831
7.75%, 01/15/32	25	23,987
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)	200	153,205
4.20%, 03/15/45 (Call 09/15/44)	200	153,935
5.15%, 10/15/43 (Call 04/15/43)	250	213,158
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	565	415,081
6.20%, 09/15/43 (Call 03/15/43)	25	18,383
6.65%, 10/01/36	50	38,843
6.85%, 10/15/37	400	315,178
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	250	164,894
4.90%, 02/15/45 (Call 08/15/44)	325	221,177
5.15%, 06/01/42 (Call 12/01/41)	470	323,491
6.65%, 01/15/37	350	284,002
Southern Natural Gas Co. LLC
8.00%, 03/01/32	12	11,272
Spectra Energy Capital LLC
7.50%, 09/15/38	251	248,041
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	250	201,349
5.95%, 09/25/43 (Call 03/25/43)	241	226,738
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	750	523,028
5.30%, 04/01/44 (Call 10/01/43)	303	222,303
6.10%, 02/15/42	175	134,832
6.85%, 02/15/40	16	13,444

Security	Principal (000s)	Value
Texas Eastern Transmission LP
7.00%, 07/15/32	$296	$326,246
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	655	596,338
5.00%, 10/16/43 (Call 04/16/43)[a]	330	306,252
5.60%, 03/31/34	100	99,324
5.85%, 03/15/36	100	95,905
6.10%, 06/01/40	74	73,901
6.20%, 10/15/37	384	384,434
7.25%, 08/15/38	536	600,922
7.63%, 01/15/39	1,025	1,186,950
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	635	463,550
5.40%, 08/15/41 (Call 02/15/41)	26	20,930
Western Gas Partners LP
5.45%, 04/01/44 (Call 10/01/43)	150	99,000
Williams Partners LP
4.90%, 01/15/45 (Call 07/15/44)	495	329,175
5.40%, 03/04/44 (Call 09/04/43)	600	414,000
5.80%, 11/15/43 (Call 05/15/43)	50	35,500
6.30%, 04/15/40	200	150,000

		23,364,201
REAL ESTATE INVESTMENT TRUSTS — 0.61%
Brandywine Operating Partnership LP
4.55%, 10/01/29 (Call 07/01/29)	5	4,954
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	660	678,043
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	111	113,509
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	230	250,085
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	14	14,225
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	316	297,882
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	302	288,237
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)	5	5,120
5.88%, 03/15/35	250	282,963
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)[a]	14	13,863

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.75%, 03/15/42 (Call 09/15/41)	$300	$316,970
6.75%, 02/01/40 (Call 11/01/39)	550	726,184
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	467	421,963
5.70%, 09/30/43 (Call 03/30/43)	11	12,206
Welltower Inc.
5.13%, 03/15/43 (Call 09/15/42)	225	222,247
6.50%, 03/15/41 (Call 09/15/40)	187	217,328
Weyerhaeuser Co.
6.95%, 10/01/27	278	321,463
7.38%, 03/15/32	541	631,675

		4,818,917
RETAIL — 4.14%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	342	288,817
5.17%, 08/01/44 (Call 02/01/44)	175	139,026
CVS Health Corp.
4.88%, 07/20/35 (Call 01/20/35)	679	730,051
5.13%, 07/20/45 (Call 01/20/45)	1,981	2,204,135
5.30%, 12/05/43 (Call 06/05/43)	18	20,218
5.75%, 05/15/41 (Call 11/15/40)	11	12,660
6.13%, 09/15/39	746	907,322
6.25%, 06/01/27	471	564,264
Darden Restaurants Inc.
7.05%, 10/15/37	205	225,326
Home Depot Inc. (The)
4.20%, 04/01/43 (Call 10/01/42)	21	21,649
4.25%, 04/01/46 (Call 10/01/45)	1,050	1,093,450
4.40%, 03/15/45 (Call 09/15/44)	776	827,194
4.88%, 02/15/44 (Call 08/15/43)	411	463,209
5.40%, 09/15/40 (Call 03/15/40)	21	25,077
5.88%, 12/16/36	1,075	1,333,311
5.95%, 04/01/41 (Call 10/01/40)	1,013	1,290,481
Kohl’s Corp.
5.55%, 07/17/45 (Call 01/17/45)	105	90,649
Lowe’s Companies Inc.
4.38%, 09/15/45 (Call 03/15/45)	250	261,182
4.65%, 04/15/42 (Call 10/15/41)	439	472,705
5.00%, 09/15/43 (Call 03/15/43)	440	493,518
5.50%, 10/15/35	11	12,786
5.80%, 10/15/36	16	19,235
5.80%, 04/15/40 (Call 10/15/39)	411	498,424
6.65%, 09/15/37	161	211,898
6.88%, 02/15/28	650	857,466

Security	Principal (000s)	Value
Macy’s Retail Holdings Inc.
4.30%, 02/15/43 (Call 08/15/42)	$76	$54,042
4.50%, 12/15/34 (Call 06/15/34)	107	83,871
5.13%, 01/15/42 (Call 07/15/41)	236	187,920
6.38%, 03/15/37[a]	213	200,456
6.70%, 07/15/34[a]	255	249,455
6.90%, 04/01/29	600	657,508
6.90%, 01/15/32	12	13,147
McDonald’s Corp.
3.63%, 05/01/43	11	9,438
3.70%, 02/15/42	518	452,060
4.60%, 05/26/45 (Call 11/26/44)	311	311,488
4.70%, 12/09/35 (Call 06/09/35)	100	103,473
4.88%, 12/09/45 (Call 06/09/45)[a]	1,521	1,592,911
5.70%, 02/01/39	50	56,138
6.30%, 10/15/37	360	428,890
6.30%, 03/01/38	365	435,561
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	277	260,742
6.95%, 03/15/28	180	216,148
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	418	344,305
Starbucks Corp.
4.30%, 06/15/45 (Call 12/15/44)	217	233,508
Target Corp.
4.00%, 07/01/42	1,071	1,081,477
6.35%, 11/01/32	9	11,555
6.50%, 10/15/37	911	1,206,781
Tiffany & Co.
4.90%, 10/01/44 (Call 04/01/44)	83	76,876
Wal-Mart Stores Inc.
4.00%, 04/11/43 (Call 10/11/42)[a]	1,061	1,064,477
4.30%, 04/22/44 (Call 10/22/43)[a]	942	992,264
4.75%, 10/02/43 (Call 04/02/43)	16	17,748
4.88%, 07/08/40	168	187,106
5.00%, 10/25/40	348	393,961
5.25%, 09/01/35	1,265	1,487,214
5.63%, 04/01/40	16	19,379
5.63%, 04/15/41	289	354,082
5.88%, 04/05/27	21	26,454
6.20%, 04/15/38	1,914	2,449,025
6.50%, 08/15/37	1,764	2,322,087
7.55%, 02/15/30	533	765,197

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Walgreen Co.
4.40%, 09/15/42	$125	$107,325
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	226	204,445
4.80%, 11/18/44 (Call 05/18/44)	919	831,530

		32,554,097
SEMICONDUCTORS — 0.65%
Analog Devices Inc.
5.30%, 12/15/45 (Call 06/15/45)	87	92,098
Applied Materials Inc.
5.10%, 10/01/35 (Call 04/01/35)	420	436,698
5.85%, 06/15/41	311	349,175
Intel Corp.
4.00%, 12/15/32	386	393,587
4.25%, 12/15/42	21	20,834
4.80%, 10/01/41	1,030	1,097,824
4.90%, 07/29/45 (Call 01/29/45)	1,201	1,300,781
KLA-Tencor Corp.
5.65%, 11/01/34 (Call 07/01/34)	215	206,372
QUALCOMM Inc.
4.65%, 05/20/35 (Call 11/20/34)	526	493,519
4.80%, 05/20/45 (Call 11/20/44)	760	687,138

		5,078,026
SOFTWARE — 1.81%
Microsoft Corp.
3.50%, 02/12/35 (Call 08/12/34)	758	729,487
3.50%, 11/15/42	350	320,905
3.75%, 05/01/43 (Call 11/01/42)	373	357,042
3.75%, 02/12/45 (Call 08/12/44)	178	171,006
4.00%, 02/12/55 (Call 08/12/54)	1,523	1,420,735
4.20%, 11/03/35 (Call 05/03/35)	521	541,963
4.45%, 11/03/45 (Call 05/03/45)	1,201	1,278,518
4.50%, 10/01/40	404	432,143
4.75%, 11/03/55 (Call 05/03/55)	371	392,265
4.88%, 12/15/43 (Call 06/15/43)[a]	504	566,896
5.20%, 06/01/39	322	375,292
5.30%, 02/08/41	623	735,822
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)[a]	1,336	1,303,026
3.90%, 05/15/35 (Call 11/15/34)	750	726,305
4.13%, 05/15/45 (Call 11/15/44)	350	341,573
4.30%, 07/08/34 (Call 01/08/34)	1,382	1,407,946
4.38%, 05/15/55 (Call 11/15/54)	264	252,794

Security	Principal (000s)	Value
4.50%, 07/08/44 (Call 01/08/44)	$717	$736,611
5.38%, 07/15/40	819	929,673
6.13%, 07/08/39	996	1,226,765

		14,246,767
TELECOMMUNICATIONS — 7.58%
Alltel Corp.
7.88%, 07/01/32[a]	190	235,621
America Movil SAB de CV
4.38%, 07/16/42[a]	643	595,110
6.13%, 11/15/37	125	137,913
6.13%, 03/30/40	1,321	1,472,124
6.38%, 03/01/35	145	164,281
AT&T Corp.
8.25%, 11/15/31	945	1,322,228
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	501	427,191
4.35%, 06/15/45 (Call 12/15/44)	729	622,698
4.50%, 05/15/35 (Call 11/15/34)	1,185	1,091,720
4.75%, 05/15/46 (Call 11/15/45)	1,195	1,084,824
4.80%, 06/15/44 (Call 12/15/43)	2,070	1,882,511
5.35%, 09/01/40	1,025	1,000,442
5.55%, 08/15/41	307	306,587
5.65%, 02/15/47 (Call 08/15/46)	250	258,145
6.15%, 09/15/34	667	740,969
6.30%, 01/15/38	2,328	2,513,476
6.40%, 05/15/38	350	380,154
6.45%, 06/15/34	560	620,142
6.50%, 09/01/37[a]	376	417,008
6.55%, 02/15/39	606	673,995
AT&T Mobility LLC
7.13%, 12/15/31	400	494,941
BellSouth Capital Funding Corp.
7.88%, 02/15/30	36	42,729
BellSouth LLC
6.55%, 06/15/34	261	284,105
6.88%, 10/15/31	311	366,550
BellSouth Telecommunications LLC
6.38%, 06/01/28[a]	200	218,393
British Telecommunications PLC
9.63%, 12/15/30	1,441	2,075,830
Cisco Systems Inc.
5.50%, 01/15/40	1,591	1,895,492
5.90%, 02/15/39	549	679,130

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Corning Inc.
4.70%, 03/15/37[a]	$75	$72,472
4.75%, 03/15/42	341	325,802
5.75%, 08/15/40	148	157,916
7.25%, 08/15/36 (Call 08/15/26)	205	238,717
Deutsche Telekom International Finance BV
8.75%, 06/15/30	1,580	2,211,461
9.25%, 06/01/32	219	324,546
Embarq Corp.
8.00%, 06/01/36	556	533,760
GTE Corp.
6.94%, 04/15/28	214	256,992
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	242	245,385
5.05%, 04/27/45 (Call 10/27/44)	150	153,768
6.15%, 12/15/40	105	119,924
Juniper Networks Inc.
5.95%, 03/15/41	275	243,766
Koninklijke KPN NV
8.38%, 10/01/30	426	555,753
Motorola Solutions Inc.
5.50%, 09/01/44	266	196,194
New Cingular Wireless Services Inc.
8.75%, 03/01/31	576	814,129
Orange SA
5.38%, 01/13/42	271	289,341
5.50%, 02/06/44 (Call 08/06/43)[a]	716	782,733
9.00%, 03/01/31	1,155	1,609,557
Pacific Bell Telephone Co.
7.13%, 03/15/26	675	835,903
Qwest Corp.
6.88%, 09/15/33 (Call 03/31/16)	680	625,600
7.13%, 11/15/43 (Call 03/31/16)[a]	343	325,850
7.25%, 10/15/35 (Call 03/31/16)	11	10,684
Rogers Communications Inc.
4.50%, 03/15/43 (Call 09/15/42)	150	141,925
5.00%, 03/15/44 (Call 09/15/43)	620	631,219
5.45%, 10/01/43 (Call 04/01/43)	21	22,855
7.50%, 08/15/38	455	591,982
Telefonica Emisiones SAU
7.05%, 06/20/36	1,075	1,276,536
Telefonica Europe BV
8.25%, 09/15/30	587	761,599

Security	Principal (000s)	Value
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	$476	$398,930
4.27%, 01/15/36[a]	500	458,018
4.40%, 11/01/34 (Call 05/01/34)	2,089	1,957,272
4.75%, 11/01/41	265	251,437
4.86%, 08/21/46	2,512	2,435,214
5.01%, 08/21/54	3,277	3,027,279
5.05%, 03/15/34 (Call 12/15/33)	1,101	1,107,485
5.85%, 09/15/35	580	628,901
6.00%, 04/01/41	373	415,109
6.25%, 04/01/37	16	18,315
6.40%, 09/15/33	800	928,776
6.40%, 02/15/38	401	461,834
6.55%, 09/15/43	3,996	4,841,551
6.90%, 04/15/38	800	971,501
7.35%, 04/01/39	211	265,244
7.75%, 12/01/30	990	1,319,772
7.75%, 06/15/32	461	568,216
Verizon Florida LLC Series E
6.86%, 02/01/28[a]	550	514,691
Verizon Maryland LLC Series B
5.13%, 06/15/33[a]	426	434,078
Verizon New York Inc. Series B
7.38%, 04/01/32	11	12,534
Vodafone Group PLC
4.38%, 02/19/43	320	265,404
6.15%, 02/27/37	1,041	1,070,851
6.25%, 11/30/32	461	465,256
7.88%, 02/15/30	302	356,861

		59,535,207
TEXTILES — 0.05%
Cintas Corp. No. 2
6.15%, 08/15/36	332	401,740

		401,740
TOYS, GAMES & HOBBIES — 0.09%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	151	144,261
6.35%, 03/15/40	315	350,024
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	175	172,377
6.20%, 10/01/40	11	11,783

		678,445

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
TRANSPORTATION — 2.83%
Burlington Northern Santa Fe LLC
4.15%, 04/01/45 (Call 10/01/44)	$523	$508,365
4.38%, 09/01/42 (Call 03/01/42)	357	357,844
4.40%, 03/15/42 (Call 09/15/41)	313	314,926
4.45%, 03/15/43 (Call 09/15/42)	11	11,155
4.55%, 09/01/44 (Call 03/01/44)	357	367,339
4.70%, 09/01/45 (Call 03/01/45)	461	486,681
4.90%, 04/01/44 (Call 10/01/43)	1,281	1,380,615
4.95%, 09/15/41 (Call 03/15/41)	14	15,029
5.05%, 03/01/41 (Call 09/01/40)	26	28,273
5.15%, 09/01/43 (Call 03/01/43)	173	191,929
5.40%, 06/01/41 (Call 12/01/40)	270	306,480
5.75%, 05/01/40 (Call 11/01/39)	466	549,524
6.15%, 05/01/37	161	196,263
6.20%, 08/15/36	350	427,423
Canadian National Railway Co.
3.50%, 11/15/42 (Call 05/15/42)	170	159,049
4.50%, 11/07/43 (Call 05/07/43)	255	278,694
6.20%, 06/01/36	170	221,287
6.25%, 08/01/34	111	142,991
6.38%, 11/15/37	181	240,752
6.90%, 07/15/28	490	673,930
Canadian Pacific Railway Co.
3.70%, 02/01/26 (Call 11/01/25)	575	579,604
4.80%, 09/15/35 (Call 03/15/35)	114	114,853
4.80%, 08/01/45 (Call 02/01/45)[a]	100	99,845
5.75%, 03/15/33	7	7,751
5.75%, 01/15/42	261	290,863
5.95%, 05/15/37	16	18,063
6.13%, 09/15/15 (Call 03/15/15)	6	6,218
7.13%, 10/15/31	440	558,744
CSX Corp.
3.95%, 05/01/50 (Call 11/01/49)	300	255,597
4.10%, 03/15/44 (Call 09/15/43)	922	848,443
4.40%, 03/01/43 (Call 09/01/42)	137	131,160
4.50%, 08/01/54 (Call 02/01/54)	389	355,937
4.75%, 05/30/42 (Call 11/30/41)	352	353,555
5.50%, 04/15/41 (Call 10/15/40)	70	76,925
6.00%, 10/01/36	246	283,276
6.15%, 05/01/37	25	29,343
6.22%, 04/30/40	105	124,334
FedEx Corp.
3.88%, 08/01/42	209	182,496

Security	Principal (000s)	Value
3.90%, 02/01/35	$936	$851,613
4.10%, 04/15/43	2	1,811
4.10%, 02/01/45	261	235,615
4.50%, 02/01/65	86	76,326
4.75%, 11/15/45 (Call 05/15/45)	645	644,968
4.90%, 01/15/34	338	347,760
5.10%, 01/15/44	166	171,787
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)[b]	100	91,598
4.95%, 08/15/45 (Call 02/15/45)[b]	496	499,059
Norfolk Southern Corp.
4.45%, 06/15/45 (Call 12/15/44)	441	424,230
4.65%, 01/15/46 (Call 07/15/45)	605	599,111
4.80%, 08/15/43 (Call 02/15/43)	899	908,550
4.84%, 10/01/41	479	486,561
6.00%, 03/15/05	11	11,801
6.00%, 05/23/11	436	467,790
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	161	169,697
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	516	477,384
3.88%, 02/01/55 (Call 08/01/54)	725	650,692
4.05%, 11/15/45 (Call 05/15/45)[a]	381	377,093
4.05%, 03/01/46 (Call 09/01/45)	170	169,422
4.15%, 01/15/45 (Call 07/15/44)	75	75,375
4.30%, 06/15/42 (Call 12/15/41)	259	263,875
4.38%, 11/15/65 (Call 05/15/65)	6	5,670
4.75%, 09/15/41 (Call 03/15/41)	8	8,665
4.75%, 12/15/43 (Call 06/15/43)	100	108,711
4.82%, 02/01/44 (Call 08/01/43)	570	626,336
4.85%, 06/15/44 (Call 12/15/43)	14	15,459
6.63%, 02/01/29	307	411,277
United Parcel Service Inc.
3.63%, 10/01/42	5	4,904
4.88%, 11/15/40 (Call 05/15/40)	530	610,475
6.20%, 01/15/38	838	1,103,609
United Parcel Service of America Inc.
8.38%, 04/01/30[d]	114	166,546

		22,239,326
TRUCKING & LEASING — 0.04%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	300	293,082

		293,082

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
WATER — 0.20%
American Water Capital Corp.
4.30%, 12/01/42 (Call 06/01/42)	$16	$16,964
4.30%, 09/01/45 (Call 03/01/45)[a]	500	531,873
6.59%, 10/15/37	239	326,851
United Utilities PLC
6.88%, 08/15/28	300	341,456
Veolia Environnement SA
6.75%, 06/01/38	250	321,880

		1,539,024

TOTAL CORPORATE BONDS & NOTES (Cost: $689,319,216)		645,987,939

FOREIGN GOVERNMENT OBLIGATIONS[e] — 6.65%

CANADA — 0.15%
Province of Quebec Canada
7.50%, 09/15/29	800	1,206,260

		1,206,260
CHILE — 0.05%
Chile Government International Bond
3.63%, 10/30/42[a]	450	411,434

		411,434
COLOMBIA — 0.56%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	400	337,393
5.63%, 02/26/44 (Call 08/26/43)	2,400	2,179,483
6.13%, 01/18/41	950	911,946
7.38%, 09/18/37[a]	900	979,585

		4,408,407
ISRAEL — 0.06%
Israel Government International Bond
4.50%, 01/30/43	400	430,520

		430,520
ITALY — 0.15%
Italy Government International Bond
5.38%, 06/15/33[a]	967	1,142,942

		1,142,942
MEXICO — 1.32%
Mexico Government International Bond
4.60%, 01/23/46	1,350	1,247,008

Security	Principal (000s)	Value
4.75%, 03/08/44	$1,890	$1,781,245
5.55%, 01/21/45	550	576,914
5.75%, 10/12/49	2,030	1,958,693
6.05%, 01/11/40	1,570	1,753,493
6.75%, 09/27/34	1,075	1,330,736
7.50%, 04/08/33	477	634,794
8.30%, 08/15/31	755	1,113,160

		10,396,043
PANAMA — 0.41%
Panama Government International Bond
6.70%, 01/26/36	1,230	1,526,148
7.13%, 01/29/26[a]	500	638,056
9.38%, 04/01/29	730	1,080,716

		3,244,920
PERU — 0.51%
Peruvian Government International Bond
4.13%, 08/25/27[a]	700	716,337
5.63%, 11/18/50	1,275	1,370,249
6.55%, 03/14/37[a]	495	592,065
8.75%, 11/21/33[a]	900	1,296,304

		3,974,955
PHILIPPINES — 1.11%
Philippine Government International Bond
3.95%, 01/20/40	1,000	1,070,000
5.00%, 01/13/37[a]	1,600	1,950,000
5.50%, 03/30/26	1,400	1,704,500
6.38%, 01/15/32	1,400	1,870,750
6.38%, 10/23/34	800	1,102,000
7.75%, 01/14/31	200	296,250
9.50%, 02/02/30	450	741,938

		8,735,438
SOUTH AFRICA — 0.12%
South Africa Government International Bond
5.38%, 07/24/44[a]	800	740,000
6.25%, 03/08/41	200	205,676

		945,676
SOUTH KOREA — 0.17%
Export-Import Bank of Korea
3.25%, 08/12/26	450	468,591

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Korea International Bond
4.13%, 06/10/44[a]	$700	$853,963

		1,322,554
SUPRANATIONAL — 0.38%
Asian Development Bank
5.82%, 06/16/28	310	411,796
European Investment Bank
4.88%, 02/15/36	715	939,199
Inter-American Development Bank
3.20%, 08/07/42	335	348,049
3.88%, 10/28/41	395	460,742
4.38%, 01/24/44	200	252,778
International Bank for Reconstruction & Development
4.75%, 02/15/35	460	593,119

		3,005,683
TURKEY — 1.20%
Turkey Government International Bond
4.88%, 04/16/43	500	439,735
6.63%, 02/17/45	2,600	2,924,792
6.75%, 05/30/40	600	669,186
6.88%, 03/17/36	1,150	1,292,646
7.25%, 03/05/38	800	939,544
8.00%, 02/14/34[a]	1,500	1,881,540
11.88%, 01/15/30	780	1,289,699

		9,437,142
URUGUAY — 0.46%
Uruguay Government International Bond
4.13%, 11/20/45	300	245,550
4.38%, 10/27/27	900	902,250
5.10%, 06/18/50[a]	1,500	1,350,000
7.63%, 03/21/36[a]	865	1,078,223

		3,576,023

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $54,642,503)		52,237,997

MUNICIPAL DEBT OBLIGATIONS — 8.58%

CALIFORNIA — 2.76%
Alameda County Joint Powers Authority RB BAB
7.05%, 12/01/44	135	189,529

Security	Principal (000s)	Value
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	$550	$768,377
Series S1
6.79%, 04/01/30	250	321,648
7.04%, 04/01/50	750	1,089,435
California State Public Works Board RB BAB Series G-2
8.36%, 10/01/34	360	538,726
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	280	373,727
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	360	514,847
County of Sonoma CA RB Series A
6.00%, 12/01/29 (GTD)	300	368,973
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	330	432,175
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	500	727,855
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	400	511,768
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	350	514,419
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	500	704,330
6.60%, 07/01/50	300	428,631
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	800	997,872
6.76%, 07/01/34	550	754,688

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	$450	$611,604
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	300	403,599
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	400	538,384
State of California GO BAB
7.30%, 10/01/39	820	1,167,377
7.35%, 11/01/39	700	1,003,884
7.50%, 04/01/34	2,450	3,515,529
7.55%, 04/01/39	900	1,335,888
7.60%, 11/01/40	600	905,502
7.95%, 03/01/36 (Call 03/01/20)	600	723,546
University of California RB
Series AD
4.86%, 05/15/12	380	389,846
Series AN
4.77%, 05/15/44 (Call 05/15/24)	650	680,543
University of California RB BAB
5.77%, 05/15/43	200	255,526
5.95%, 05/15/45	700	889,378

		21,657,606
COLORADO — 0.13%
Colorado Bridge Enterprise RB BAB Series A
6.08%, 12/01/40	300	392,493
Denver City & County School District No. 1 COP Series B
7.02%, 12/15/37	435	599,043

		991,536
CONNECTICUT — 0.17%
State of Connecticut GO Series A
5.85%, 03/15/32	200	247,988

Security	Principal (000s)	Value
State of Connecticut GO BAB
5.09%, 10/01/30	$200	$231,622
5.63%, 12/01/29	720	862,870

		1,342,480
DISTRICT OF COLUMBIA — 0.03%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	200	212,662

		212,662
GEORGIA — 0.19%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010A
6.64%, 04/01/57	250	303,585
Project P, Series 2010A
7.06%, 04/01/57	1,025	1,205,687

		1,509,272
ILLINOIS — 0.96%
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	650	769,249
Series B
6.90%, 12/01/40	225	266,681
Chicago Transit Authority RB BAB Series B
6.20%, 12/01/40	120	133,621
City of Chicago IL GO Series C
7.78%, 01/01/35	810	878,623
County of Cook IL GO BAB
6.23%, 11/15/34	100	109,769
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	580	752,324
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	500	605,575
State of Illinois GO
5.10%, 06/01/33[a]	3,265	3,035,503
5.65%, 12/01/38	725	703,504

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
State of Illinois GO BAB Series 3
6.73%, 04/01/35	$300	$328,692

		7,583,541
KANSAS — 0.04%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	300	340,014

		340,014
KENTUCKY — 0.02%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	145	190,732

		190,732
MARYLAND — 0.03%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	200	257,154

		257,154
MASSACHUSETTS — 0.37%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	240	289,814
Series E
5.46%, 12/01/39	745	950,747
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	300	386,178
Massachusetts Clean Water Trust (The) RB BAB Series B
5.19%, 08/01/40	550	668,844
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	450	577,287

		2,872,870
MISSOURI — 0.15%
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33	500	615,170

Security	Principal (000s)	Value
University of Missouri RB BAB
5.79%, 11/01/41	$400	$542,100

		1,157,270
NEW JERSEY — 0.57%
New Jersey Economic Development Authority RB Series A
7.43%, 02/15/29 (NPFGC)	675	808,684
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	1,275	1,815,524
Series F
7.41%, 01/01/40	250	368,180
New Jersey Transportation Trust Fund Authority RB BAB Series C
5.75%, 12/15/28	1,020	1,065,971
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	350	430,339

		4,488,698
NEW YORK — 1.45%
City of New York NY GO BAB
5.85%, 06/01/40	330	429,172
5.99%, 12/01/36	145	185,425
6.27%, 12/01/37	625	844,325
Housing Development Corp./NY RB
3.71%, 02/15/48	500	532,945
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40	250	330,080
6.67%, 11/15/39	385	519,192
Series A
5.87%, 11/15/39	100	122,540
Series B
6.65%, 11/15/39	100	133,374
Series C-1
6.69%, 11/15/40	275	378,158
Series E
6.81%, 11/15/40	450	627,349
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27	500	596,875

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	$200	$248,716
5.57%, 11/01/38	250	311,865
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	475	596,956
5.75%, 06/15/41	275	360,220
5.88%, 06/15/44	350	468,157
6.01%, 06/15/42	200	270,410
New York State Dormitory Authority RB BAB
5.39%, 03/15/40	625	785,462
5.50%, 03/15/30	200	244,988
5.63%, 03/15/39	200	248,538
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	835	845,638
4.82%, 06/01/45 (Call 06/01/25)	100	105,017
4.93%, 10/01/51	750	837,862
Series 182
5.31%, 08/01/46 (Call 08/01/24)	1,250	1,345,287

		11,368,551
OHIO — 0.31%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50	570	799,453
8.08%, 02/15/50	500	761,705
Ohio State University (The) RB Series A
4.80%, 06/01/11	200	208,112
Ohio State University (The) RB BAB
4.91%, 06/01/40	550	648,483

		2,417,753
OREGON — 0.15%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28 (NPFGC)	250	299,342
5.68%, 06/30/28 (NPFGC)	500	619,995

Security	Principal (000s)	Value
State of Oregon Department of Transportation RB BAB Series 2010A
5.83%, 11/15/34	$175	$230,764

		1,150,101
PENNSYLVANIA — 0.14%
Commonwealth of Pennsylvania GO BAB
5.45%, 02/15/30	300	357,219
Series B
4.65%, 02/15/26	100	112,730
Pennsylvania Turnpike Commission RB BAB Series B
5.56%, 12/01/49	480	601,550

		1,071,499
TEXAS — 0.90%
City of Houston TX Combined Utility System Revenue RB Series B
3.83%, 05/15/28	300	327,144
City of Houston TX GOL Series A
6.29%, 03/01/32	400	496,152
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	550	710,562
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	425	589,207
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	340	455,233
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	150	185,898
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)	550	655,710
North Texas Tollway Authority RB BAB
8.91%, 02/01/30 (Call 02/01/20)	550	665,561

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

Security	Principal or Shares (000s)	Value
State of Texas GO BAB
5.52%, 04/01/39	$425	$557,281
Series A
4.63%, 04/01/33	500	568,880
4.68%, 04/01/40	100	117,073
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	825	1,008,232
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41 (Call 08/15/19)	370	421,278
Series D
5.13%, 08/15/42	250	310,678

		7,068,889
UTAH — 0.05%
Utah Transit Authority RB BAB Series B
5.94%, 06/15/39	300	397,155

		397,155
VIRGINIA — 0.05%
University of Virginia RB BAB
6.20%, 09/01/39	300	430,296

		430,296
WASHINGTON — 0.11%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	150	194,003
State of Washington GO BAB
5.14%, 08/01/40	550	685,267

		879,270

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $67,093,989)		67,387,349

SHORT-TERM INVESTMENTS — 8.25%

MONEY MARKET FUNDS — 8.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[f,g,h]	45,983	45,982,563
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[f,g,h]	4,073	4,072,556

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[f,g]	14,782	$14,782,171

		64,837,290

TOTAL SHORT-TERM INVESTMENTS
(Cost: $64,837,290)		64,837,290

TOTAL INVESTMENTS IN SECURITIES — 105.72% (Cost: $875,892,998)		830,450,575
Other Assets, Less Liabilities — (5.72)%		(44,902,658)

NET ASSETS — 100.00%		$785,547,917

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PSF  —  Permanent School Fund

RB  —  Revenue Bond

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities

iSHARES® 10+ YEAR CREDIT BOND ETF

February 29, 2016

ASSETS
Investments, at cost:
Unaffiliated	$811,055,708
Affiliated (Note 2)	64,837,290

Total cost of investments	$875,892,998

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$765,613,285
Affiliated (Note 2)	64,837,290

Total fair value of investments	830,450,575
Receivables:
Investment securities sold	2,866,416
Due from custodian (Note 4)	598,991
Interest	10,551,259

Total Assets	844,467,241

LIABILITIES
Payables:
Investment securities purchased	8,743,621
Collateral for securities on loan (Note 1)	50,055,119
Investment advisory fees (Note 2)	120,584

Total Liabilities	58,919,324

NET ASSETS	$785,547,917

Net assets consist of:
Paid-in capital	$839,498,015
Undistributed net investment income	2,730,710
Accumulated net realized loss	(11,238,385)
Net unrealized depreciation	(45,442,423)

NET ASSETS	$785,547,917

Shares outstanding[b]	13,900,000

Net asset value per share	$56.51

[a]	Securities on loan with a value of $48,524,688. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statement of Operations

iSHARES® 10+ YEAR CREDIT BOND ETF

Year ended February 29, 2016

NET INVESTMENT INCOME
Interest — unaffiliated	$36,162,288
Interest — affiliated (Note 2)	10,248
Securities lending income — affiliated — net (Note 2)	106,050

Total investment income	36,278,586

EXPENSES
Investment advisory fees (Note 2)	1,577,656

Total expenses	1,577,656

Net investment income	34,700,930

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,263,816)
Investments — affiliated (Note 2)	6,566
In-kind redemptions — unaffiliated	(3,001,580)

Net realized loss	(13,258,830)

Net change in unrealized appreciation/depreciation	(71,068,547)

Net realized and unrealized loss	(84,327,377)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(49,626,447)

See notes to financial statements.

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® 10+ YEAR CREDIT BOND ETF

	Year ended February 29, 2016	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$34,700,930	$22,474,702
Net realized gain (loss)	(13,258,830)	6,029,769
Net change in unrealized appreciation/depreciation	(71,068,547)	32,857,194

Net increase (decrease) in net assets resulting from operations	(49,626,447)	61,361,665

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(34,627,351)	(20,884,615)

Total distributions to shareholders	(34,627,351)	(20,884,615)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	256,417,622	637,059,987
Cost of shares redeemed	(236,992,062)	(110,709,066)

Net increase in net assets from capital share transactions	19,425,560	526,350,921

INCREASE (DECREASE) IN NET ASSETS	(64,828,238)	566,827,971

NET ASSETS
Beginning of year	850,376,155	283,548,184

End of year	$785,547,917	$850,376,155

Undistributed net investment income included in net assets at end of year	$2,730,710	$2,657,131

SHARES ISSUED AND REDEEMED
Shares sold	4,400,000	10,500,000
Shares redeemed	(4,100,000)	(1,800,000)

Net increase in shares outstanding	300,000	8,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	43

Financial Highlights

iSHARES® 10+ YEAR CREDIT BOND ETF

(For a share outstanding throughout each period)

	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$62.53	$57.87	$61.05	$59.51	$52.53

Income from investment operations:
Net investment income[a]	2.55	2.59	2.68	2.65	2.72
Net realized and unrealized gain (loss)[b]	(6.02)	4.59	(3.03)	1.59	6.88

Total from investment operations	(3.47)	7.18	(0.35)	4.24	9.60

Less distributions from:
Net investment income	(2.55)	(2.52)	(2.74)	(2.70)	(2.62)
Net realized gain	—	—	(0.09)	—	—

Total distributions	(2.55)	(2.52)	(2.83)	(2.70)	(2.62)

Net asset value, end of year	$56.51	$62.53	$57.87	$61.05	$59.51

Total return	(5.53)%	12.64%	(0.41)%[c]	7.22%	18.81%

Ratios/Supplemental data:
Net assets, end of year (000s)	$785,548	$850,376	$283,548	$421,254	$196,391
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	4.40%	4.28%	4.67%	4.33%	4.79%
Portfolio turnover rate[d]	11%	23%	12%	10%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been -0.43%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® 10+ YEAR CREDIT BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
10+ Year Credit Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

46	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of February 29, 2016. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate Bonds & Notes	$—	$645,987,939	$—	$645,987,939
Foreign Government Obligations	—	52,237,997	—	52,237,997
Municipal Debt Obligations	—	67,387,349	—	67,387,349
Money Market Funds	64,837,290	—	—	64,837,290

Total	$64,837,290	$765,613,285	$—	$830,450,575

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
BNP Paribas Prime Brokerage Inc.	$680,662	$680,662	$—
Citigroup Global Markets Inc.	10,247,423	10,247,423	—
Credit Suisse Securities (USA) LLC	2,877,981	2,877,981	—
Deutsche Bank Securities Inc.	3,177,766	3,177,766	—
Goldman Sachs & Co.	11,975,533	11,975,533	—
HSBC Securities (USA) Inc.	1,084,520	1,084,520	—
JPMorgan Clearing Corp.	4,169,192	4,169,192	—
Merrill Lynch, Pierce, Fenner & Smith	4,139,725	4,139,725	—
Morgan Stanley & Co. LLC	4,187,080	4,187,080	—
SG Americas Securities LLC	451,483	451,483	—
Wells Fargo Securities LLC	5,533,323	5,533,323	—

	$48,524,688	$48,524,688	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at year end and is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA,

48	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 29, 2016, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $43,685.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 29, 2016, the purchase and sales transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $320,710 and $1,283,829, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered an affiliate of the Fund for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Fund (excluding money market funds) during the year ended February 29, 2016 , for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
PNC Bank N.A.
4.20%, 11/01/25	$—	$600	$(600)	$—	$—	$2,971	$6,566

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 29, 2016 were as follows:

U.S. Government Obligations		Other Securities
Purchases	Sales	Purchases	Sales
$1,518,108	$3,083,197	$106,882,756	$85,226,923

In-kind transactions (see Note 4) for the year ended February 29, 2016 were as follows:

In-kind Purchases	In-kind Sales
$231,002,510	$230,005,442

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statement of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

50	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, the Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 29, 2016, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$(3,125,136)	$—	$3,125,136

The tax character of distributions paid during the years ended February 29, 2016 and February 28, 2015 was as follows:

	2016	2015
Ordinary income	$34,627,351	$20,884,615

As of February 29, 2016, the tax components of accumulated net earnings (losses) were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
$2,730,710	$(5,025,605)	$(45,682,458)	$(5,972,745)	$(53,950,098)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of February 29, 2016, the Fund had non-expiring capital loss carryforwards in the amount of $5,025,605 available to offset future realized capital gains.

As of February 29, 2016, the cost of investments for federal income tax purposes was $876,133,033. Net unrealized depreciation was $45,682,458, of which $6,463,875 represented gross unrealized appreciation on securities and $52,146,333 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

52	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares 10+ Year Credit Bond ETF (the “Fund”) at February 29, 2016, the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 20, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	53

Tax Information (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

For the fiscal year ended February 29, 2016, the Fund hereby designates $25,801,479 as the maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

54	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$2.534345	$—	$0.010886	$2.545231	100%	—%	0%[a]	100%

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for the Fund. The information shown for the Fund is for five calendar years (or from the inception date of the Fund if less than five years) through the date of the most recent calendar quarter-end. The specific period covered for the Fund is disclosed in the table for the Fund.

SUPPLEMENTAL INFORMATION	55

Supplemental Information (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.08%
Greater than 2.5% and Less than 3.0%	6	0.48
Greater than 2.0% and Less than 2.5%	47	3.74
Greater than 1.5% and Less than 2.0%	72	5.72
Greater than 1.0% and Less than 1.5%	80	6.36
Greater than 0.5% and Less than 1.0%	283	22.50
Between 0.5% and –0.5%	748	59.45
Less than –0.5% and Greater than –1.0%	18	1.43
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	2	0.16

	1,258	100.00%

56	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). The Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 329 funds (as of February 29, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Fund’s Trustees and officers may be found in the Fund’s Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	57

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (66)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).
Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

58	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

Robert H. SilverC (60)	Trustee (since 2007); 15(c) Committee Chair (since 2016).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011).

[c]	Served as an Independent Trustee until March 31, 2016.

TRUSTEE AND OFFICER INFORMATION	59

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).

Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

60	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	61

Notes:

62	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-207-0216

FEBRUARY 29, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares Intermediate Government/Credit Bond ETF | GVI | NYSE Arca
➢	iShares Government/Credit Bond ETF | GBF | NYSE Arca
➢	iShares Agency Bond ETF | AGZ | NYSE Arca
➢	iShares MBS ETF | MBB | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. BOND MARKET OVERVIEW

The U.S. bond market posted modestly positive returns for the 12-month period ended February 29, 2016 (the “reporting period”). The Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 1.50% for the reporting period.

Overall, the U.S. economy grew by 2.4% in 2015, matching its growth rate for 2014, but this moderate level of growth masked weakness in selected segments of the economy. Employment growth was consistently robust, sending the unemployment rate down to an eight-year low, and vehicle sales remained strong throughout much of the reporting period. In contrast, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices that contributed to lower fuel costs for consumers.

Mixed economic data and a lack of inflation kept the U.S. Federal Reserve Bank (the “Fed”) in check for much of the reporting period. Despite initial indications that the Fed planned to raise its short-term interest rate target in mid-2015, the Fed held off until December, when it implemented its first interest rate increase since June 2006. The Fed’s rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

In this environment, short-term bond yields generally rose during the reporting period, reflecting the Fed’s interest rate increase, while intermediate- and long-term bond yields declined modestly as inflation remained benign. Higher quality bonds generally outperformed riskier, higher-yielding bonds.

U.S. Treasury bonds generated the best returns, gaining approximately 3% for the reporting period. In addition to the flight to quality, Treasury securities benefited from their interest-rate sensitivity as declining yields across most maturity sectors of the Treasury market led to rising bond prices. Government agency bonds produced modestly positive returns for the reporting period but lagged the broader bond market.

Mortgage-backed securities (“MBS”) also fared well, returning 2.5% for the reporting period. Declining interest rates and modest interest rate volatility helped MBS during the reporting period. Refinancing activity is a challenge for MBS investors as their higher-yielding bonds are replaced with cash that often is reinvested in lower-yielding securities. Refinancing activity remained relatively steady during the reporting period, rising approximately 13% from a year earlier. The combination of moderate refinancing activity, declining interest rates, and the relatively high yields of MBS helped the sector deliver a modest positive return and outperform other higher-yielding bond sectors for the reporting period.

Investment-grade credit-related bonds underperformed the broader U.S. bond market during the reporting period as deteriorating corporate profits and a sharp drop in energy prices pressured the sector. Fear of further downgrades and defaults in commodity-related industries and the potential for contagion to the banking sector rippled through the corporate bond market, which comprises the bulk of the credit universe. The end result was a surge in volatility during the second half of the reporting period. Souring investor sentiment late in the reporting period also weighed on corporate bond returns.

Nevertheless, investment-grade credit conditions remained favorable throughout the reporting period as corporate balance sheets outside of the energy sector remained relatively healthy. Corporate bond issuance set a new record in 2015 and remained robust in the first two months of 2016. Investment-grade credit defaults remained relatively low, although credit downgrades in commodity-related sectors reflected the strains of slowing global growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.62%	1.66%	1.83%	1.62%	1.66%	1.83%
5 Years	2.64%	2.65%	2.86%	13.93%	13.97%	15.12%
Since Inception	3.98%	4.00%	4.13%	42.96%	43.13%	44.87%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,015.80	$1.00	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Barclays U.S. Intermediate Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was 1.62%, net of fees, while the total return for the Index was 1.83%.

ALLOCATION BY INVESTMENT TYPE

As of 2/29/16

Investment Type	Percentage of Total Investments [1]

U.S. Government & Agency Obligations	62.67%
Corporate Bonds & Notes	32.16
Foreign Government Obligations	5.03
Municipal Debt Obligations	0.14

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/29/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	67.13%
Aa	4.25
A	12.77
Baa	14.74
Ba	0.70
B	0.04
Not Rated	0.37

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® GOVERNMENT/CREDIT BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.93%	0.73%	1.07%	0.93%	0.73%	1.07%
5 Years	3.59%	3.63%	3.79%	19.27%	19.54%	20.46%
Since Inception	4.56%	4.57%	4.68%	50.38%	50.49%	51.99%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,021.80	$1.01	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Barclays U.S. Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was 0.93%, net of fees, while the total return for the Index was 1.07%.

ALLOCATION BY INVESTMENT TYPE

As of 2/29/16

Investment Type	Percentage of Total Investments [1]

U.S. Government & Agency Obligations	58.74%
Corporate Bonds & Notes	35.50
Foreign Government Obligations	4.55
Municipal Debt Obligations	1.21

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/29/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	62.54%
Aa	5.00
A	14.04
Baa	16.96
Ba	0.81
B	0.03
Not Rated	0.62

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® AGENCY BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.05%	1.57%	2.11%	2.05%	1.57%	2.11%
5 Years	2.28%	2.31%	2.36%	11.96%	12.08%	12.35%
Since Inception	3.13%	3.12%	3.20%	25.34%	25.23%	25.97%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,016.60	$1.00	$1,000.00	$1,023.90	$1.01	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® AGENCY BOND ETF

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Barclays U.S. Agency Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was 2.05%, net of fees, while the total return for the Index was 2.11%.

ALLOCATION BY INVESTMENT TYPE

As of 2/29/16

Investment Type	Percentage of Total Investments*

U.S. Government Agency Obligations	96.52%
Foreign Government Obligations	3.48

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 2/29/16

Maturity	Percentage of Total Investments*

0-1 Year	4.02%
1-5 Years	78.08
5-10 Years	7.81
10-15 Years	2.78
15-20 Years	3.72
More than 20 Years	3.59

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® MBS ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.27%	2.16%	2.51%	2.27%	2.16%	2.51%
5 Years	2.98%	2.95%	3.24%	15.81%	15.67%	17.28%
Since Inception	4.21%	4.21%	4.58%	44.78%	44.74%	49.45%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 3/13/07. The first day of secondary market trading was 3/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,020.10	$1.26	$1,000.00	$1,023.60	$1.26	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 14 for more information.

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MBS ETF

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/ or guaranteed by U.S. government agencies, as represented by the Barclays U.S. MBS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was 2.27%, net of fees, while the total return for the Index was 2.51%.

ALLOCATION BY ISSUER

As of 2/29/16

Issuer	Percentage of Total Investments*

Federal National Mortgage Association	46.53%
Government National Mortgage Association	27.23
Federal Home Loan Mortgage Corp.	26.24

TOTAL	100.00%

*	Excludes money market funds.

ALLOCATION BY MATURITY

As of 2/29/16

Maturity	Percentage of Total Investments*

1-5 Years	0.09%
5-10 Years	0.95
10-15 Years	10.93
15-20 Years	5.97
More than 20 Years	82.06

TOTAL	100.00%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 31.94%

ADVERTISING — 0.07%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$50	$48,828
4.00%, 03/15/22	175	177,465
Omnicom Group Inc.
3.63%, 05/01/22[a]	800	808,265
3.65%, 11/01/24 (Call 08/01/24)[a]	45	45,190
WPP Finance 2010
3.75%, 09/19/24	200	198,677
4.75%, 11/21/21[a]	200	216,769

		1,495,194
AEROSPACE & DEFENSE — 0.36%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)[a]	30	29,572
2.60%, 10/30/25 (Call 07/30/25)[a]	40	39,657
2.85%, 10/30/24 (Call 07/30/24)	85	86,653
4.88%, 02/15/20	450	499,848
6.00%, 03/15/19	300	337,738
Embraer Netherlands Finance BV
5.05%, 06/15/25	149	123,298
Embraer SA
5.15%, 06/15/22	169	151,677
General Dynamics Corp.
1.00%, 11/15/17[a]	200	199,523
Harris Corp.
5.55%, 10/01/21	200	222,003
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	475	491,699
5.20%, 10/15/19	200	210,682
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	250	249,386
3.10%, 01/15/23 (Call 11/15/22)	245	251,417
3.35%, 09/15/21[a]	300	314,360

Security	Principal (000s)	Value
3.55%, 01/15/26 (Call 10/15/25)	$250	$262,231
4.25%, 11/15/19	300	323,847
Northrop Grumman Corp.
1.75%, 06/01/18[a]	400	399,808
3.25%, 08/01/23	300	309,564
3.50%, 03/15/21	25	26,187
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	625	633,643
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	150	158,060
United Technologies Corp.
1.80%, 06/01/17	500	502,519
3.10%, 06/01/22[a]	800	829,889
5.38%, 12/15/17	497	531,666

		7,184,927
AGRICULTURE — 0.38%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[a]	150	152,406
2.85%, 08/09/22	54	54,408
4.00%, 01/31/24[a]	525	564,406
4.75%, 05/05/21	1,075	1,187,285
Archer-Daniels-Midland Co.
4.48%, 03/01/21	250	276,572
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	250	252,227
3.50%, 11/24/20 (Call 10/24/20)	220	220,735
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)[a]	250	258,200
Philip Morris International Inc.
1.13%, 08/21/17	250	250,122
2.50%, 08/22/22[a]	150	151,010
2.63%, 03/06/23[a]	250	253,267
3.25%, 11/10/24[a]	250	261,744
3.38%, 08/11/25 (Call 05/11/25)[a]	375	395,453
3.60%, 11/15/23[a]	200	215,746
4.50%, 03/26/20	250	275,676
5.65%, 05/16/18[a]	935	1,017,426

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Reynolds American Inc.
2.30%, 08/21/17[a]	$250	$252,202
2.30%, 06/12/18[a]	200	202,260
4.45%, 06/12/25 (Call 03/12/25)	80	86,930
4.85%, 09/15/23	500	558,728
6.75%, 06/15/17	447	479,823
8.13%, 06/23/19[a]	250	294,299

		7,660,925
AIRLINES — 0.07%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	210	222,641
American Airlines 2015-1 Pass Through Trust Class B
3.70%, 11/01/24	192	186,061
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	110	116,034
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[a]	29	30,573
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	391	412,630
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	350	351,185
2.75%, 11/06/19 (Call 10/06/19)	90	91,977

		1,411,101
APPAREL — 0.04%
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	500	511,541
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	200	213,124

		724,665
AUTO MANUFACTURERS — 0.63%
American Honda Finance Corp.
1.20%, 07/14/17	350	349,093
1.60%, 07/13/18	250	249,182

Security	Principal (000s)	Value
2.15%, 03/13/20[a]	$175	$175,530
2.25%, 08/15/19[a]	250	252,390
2.45%, 09/24/20	250	253,011
Ford Motor Credit Co. LLC
2.46%, 03/27/20	400	386,960
2.55%, 10/05/18[a]	500	495,768
3.16%, 08/04/20[a]	1,000	991,246
3.20%, 01/15/21[a]	250	247,513
3.22%, 01/09/22	500	486,882
4.13%, 08/04/25	750	746,664
General Motors Financial Co. Inc.
3.10%, 01/15/19	280	275,736
3.15%, 01/15/20 (Call 12/15/19)[a]	735	714,797
3.70%, 11/24/20 (Call 10/24/20)	360	354,286
4.00%, 01/15/25 (Call 10/15/24)	1,050	965,432
4.20%, 03/01/21 (Call 12/01/20)	200	200,682
4.38%, 09/25/21	200	200,522
4.75%, 08/15/17	750	769,178
5.25%, 03/01/26 (Call 12/01/25)	155	156,288
PACCAR Financial Corp.
1.10%, 06/06/17	200	199,147
1.40%, 05/18/18	125	124,211
1.45%, 03/09/18	255	253,781
2.25%, 02/25/21	250	250,739
2.50%, 08/14/20	100	101,320
Toyota Motor Credit Corp.
1.25%, 10/05/17	200	199,712
1.45%, 01/12/18	425	425,064
1.55%, 07/13/18	470	470,090
1.70%, 02/19/19	500	501,408
1.75%, 05/22/17	500	503,383
2.00%, 10/24/18	50	50,462
2.13%, 07/18/19[a]	500	505,921
2.15%, 03/12/20[a]	225	227,723
2.63%, 01/10/23[a]	325	326,698
3.40%, 09/15/21[a]	200	210,451

		12,621,270

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 0.06%
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)[a]	$65	$61,985
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)[a]	375	384,375
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)[a]	25	24,970
3.75%, 12/01/21 (Call 09/01/21)	200	205,291
4.25%, 03/01/21	236	246,954
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)[a]	250	259,989

		1,183,564
BANKS — 9.06%
Abbey National Treasury Services PLC/United Kingdom
1.65%, 09/29/17[a]	400	398,516
2.00%, 08/24/18	195	194,571
2.38%, 03/16/20[a]	375	369,130
4.00%, 03/13/24[a]	175	185,595
American Express Centurion Bank
5.95%, 06/12/17	300	315,911
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)[a]	365	363,017
Australia & New Zealand Banking Group Ltd./New York NY
1.45%, 05/15/18	500	496,342
1.50%, 01/16/18	250	249,128
3.70%, 11/16/25[a]	250	263,315
Bank of America Corp.
2.00%, 01/11/18[a]	1,100	1,094,576
2.60%, 01/15/19	1,150	1,154,028
3.30%, 01/11/23[a]	500	497,214
3.88%, 08/01/25[a]	50	51,325
4.00%, 01/22/25	1,100	1,072,513
4.10%, 07/24/23	250	259,839
4.13%, 01/22/24[a]	1,150	1,195,832
4.20%, 08/26/24	1,055	1,051,919

Security	Principal (000s)	Value
4.45%, 03/03/26	$90	$90,000
5.42%, 03/15/17	1,000	1,034,546
5.49%, 03/15/19	200	216,402
5.63%, 07/01/20	1,050	1,163,370
5.65%, 05/01/18	260	277,207
5.70%, 05/02/17	150	156,305
5.70%, 01/24/22	1,625	1,830,422
5.75%, 12/01/17	50	52,930
6.40%, 08/28/17	1,850	1,960,834
6.50%, 07/15/18[a]	100	109,102
6.88%, 04/25/18	550	600,386
6.88%, 11/15/18	80	88,961
7.63%, 06/01/19	462	532,901
Series L
1.95%, 05/12/18	500	495,825
2.25%, 04/21/20[a]	485	475,172
3.95%, 04/21/25	155	150,458
Bank of America N.A.
5.30%, 03/15/17	500	518,499
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	200	199,617
1.45%, 04/09/18 (Call 03/09/18)	525	521,869
2.38%, 01/25/19 (Call 12/25/18)	550	556,944
2.55%, 11/06/22 (Call 10/06/22)[a]	50	49,734
Bank of New York Mellon Corp. (The)
1.30%, 01/25/18 (Call 12/25/17)[a]	600	594,513
1.35%, 03/06/18 (Call 02/06/18)	100	99,033
1.60%, 05/22/18 (Call 04/22/18)	100	99,410
2.10%, 08/01/18 (Call 07/02/18)[a]	180	180,772
2.10%, 01/15/19 (Call 12/15/18)	450	451,671
2.20%, 05/15/19 (Call 04/15/19)	1,200	1,206,048
2.30%, 09/11/19 (Call 08/11/19)[a]	150	151,180

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.45%, 11/27/20 (Call 10/27/20)[a]	$190	$190,655
2.50%, 04/15/21 (Call 03/15/21)[a]	250	251,515
3.00%, 02/24/25 (Call 01/24/25)[a]	85	85,058
3.40%, 05/15/24 (Call 04/15/24)	190	196,950
3.65%, 02/04/24 (Call 01/05/24)	200	210,582
Bank of Nova Scotia (The)
1.30%, 07/21/17[a]	250	249,070
1.70%, 06/11/18 (Call 05/11/18)	250	249,212
1.95%, 01/15/19	200	200,096
2.05%, 10/30/18[a]	500	501,785
2.35%, 10/21/20[a]	250	249,592
2.80%, 07/21/21[a]	200	202,286
4.38%, 01/13/21[a]	150	162,901
4.50%, 12/16/25	250	244,346
Barclays Bank PLC
2.50%, 02/20/19	700	701,745
6.75%, 05/22/19	100	113,044
Barclays PLC
2.00%, 03/16/18[a]	200	196,294
2.75%, 11/08/19	200	196,463
2.88%, 06/08/20	1,150	1,100,899
3.65%, 03/16/25[a]	360	328,890
4.38%, 01/12/26[a]	595	571,158
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	300	300,035
2.15%, 03/22/17 (Call 02/22/17)	225	226,538
2.45%, 01/15/20 (Call 12/15/19)	850	855,484
3.95%, 03/22/22 (Call 02/22/22)	100	105,323
6.85%, 04/30/19	162	184,829
BNP Paribas SA
2.38%, 09/14/17[a]	500	504,779
2.45%, 03/17/19	600	602,411
2.70%, 08/20/18	300	304,385

Security	Principal (000s)	Value
3.25%, 03/03/23[a]	$100	$101,498
4.25%, 10/15/24	400	388,965
5.00%, 01/15/21[a]	650	719,776
BPCE SA
2.25%, 01/27/20[a]	250	247,491
2.50%, 12/10/18	250	251,403
2.50%, 07/15/19	250	250,702
2.65%, 02/03/21	250	249,754
4.00%, 04/15/24	250	261,986
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	250	249,214
2.85%, 04/01/21 (Call 03/01/21)	500	509,565
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)[a]	400	398,592
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[a]	250	246,543
3.20%, 02/05/25 (Call 01/05/25)[a]	405	379,669
3.75%, 04/24/24 (Call 03/24/24)	200	198,726
4.20%, 10/29/25 (Call 09/29/25)[a]	70	68,681
6.75%, 09/15/17	226	241,681
Capital One N.A./Mclean VA
1.50%, 03/22/18 (Call 02/22/18)[a]	400	392,483
1.65%, 02/05/18 (Call 01/05/18)	1,500	1,478,045
2.40%, 09/05/19 (Call 08/05/19)	250	246,164
2.95%, 07/23/21 (Call 06/23/21)	400	395,637
Citigroup Inc.
1.55%, 08/14/17[a]	250	248,959
1.75%, 05/01/18	500	494,408
1.85%, 11/24/17[a]	250	249,103
2.05%, 12/07/18	250	247,790
2.15%, 07/30/18[a]	750	747,691

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.40%, 02/18/20	$200	$197,823
2.50%, 07/29/19[a]	350	349,628
2.55%, 04/08/19	1,900	1,904,355
2.65%, 10/26/20[a]	500	498,661
3.30%, 04/27/25	100	99,051
3.50%, 05/15/23[a]	950	935,603
3.70%, 01/12/26[a]	250	255,364
3.88%, 10/25/23	675	699,121
3.88%, 03/26/25	700	673,186
4.40%, 06/10/25	250	249,208
4.50%, 01/14/22[a]	508	545,284
5.50%, 09/13/25[a]	80	85,561
6.13%, 11/21/17[a]	1,000	1,065,209
6.13%, 05/15/18	535	577,282
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)[a]	50	50,415
City National Corp./CA
5.25%, 09/15/20[a]	400	447,443
Comerica Bank
2.50%, 06/02/20[a]	250	244,830
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	85	83,208
Commonwealth Bank of Australia/New York NY
1.90%, 09/18/17[a]	250	251,709
2.30%, 09/06/19[a]	250	251,411
2.30%, 03/12/20	500	500,550
2.40%, 11/02/20[a]	615	615,228
2.50%, 09/20/18	500	507,295
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	245,289
3.88%, 04/10/25 (Call 03/10/25)	250	228,047
Cooperatieve Rabobank UA/NY
2.25%, 01/14/19[a]	1,000	1,006,582
3.95%, 11/09/22	1,500	1,483,681
4.50%, 01/11/21[a]	375	408,455
CorpBanca SA
3.88%, 09/22/19[b]	400	403,040
Credit Suisse AG/New York NY
1.70%, 04/27/18	250	247,424

Security	Principal (000s)	Value
1.75%, 01/29/18[a]	$500	$496,833
2.30%, 05/28/19	250	248,353
3.00%, 10/29/21[a]	1,500	1,509,993
3.63%, 09/09/24[a]	1,050	1,052,574
5.40%, 01/14/20	400	420,293
6.00%, 02/15/18	500	529,357
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25[a]	390	366,427
3.80%, 09/15/22	250	244,512
Deutsche Bank AG
2.95%, 08/20/20[a]	250	243,131
3.13%, 01/13/21	100	97,366
Series 1254
4.10%, 01/13/26[a]	250	242,261
Deutsche Bank AG/London
1.88%, 02/13/18	450	436,812
2.50%, 02/13/19[a]	250	243,991
3.70%, 05/30/24[a]	415	399,485
6.00%, 09/01/17	448	468,987
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)[a]	250	249,072
3.10%, 06/04/20 (Call 05/04/20)	250	248,796
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	200	199,929
2.88%, 07/27/20 (Call 06/27/20)	200	200,840
4.30%, 01/16/24 (Call 12/16/23)	200	205,446
5.45%, 01/15/17	526	543,212
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)[a]	200	200,736
2.38%, 04/25/19 (Call 03/25/19)	500	503,877
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	150	149,571
2.60%, 04/23/20 (Call 03/23/20)[a]	85	84,597
2.75%, 09/15/20 (Call 08/15/20)[a]	1,325	1,322,118

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.88%, 02/25/21 (Call 01/25/21)	$450	$451,310
2.90%, 07/19/18[a]	120	121,655
3.50%, 01/23/25 (Call 10/23/24)	455	450,142
3.63%, 01/22/23	75	76,298
3.75%, 05/22/25 (Call 02/22/25)[a]	125	126,031
3.85%, 07/08/24 (Call 04/08/24)	406	413,327
4.00%, 03/03/24	1,750	1,805,535
4.25%, 10/21/25[a]	50	49,447
5.25%, 07/27/21	700	775,411
5.38%, 03/15/20	100	109,483
5.75%, 01/24/22[a]	1,600	1,811,090
5.95%, 01/18/18	1,300	1,385,030
6.00%, 06/15/20[a]	100	112,321
6.15%, 04/01/18	1,215	1,308,527
7.50%, 02/15/19	750	852,454
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20[a]	350	373,969
HSBC Holdings PLC
4.00%, 03/30/22[a]	400	416,714
4.25%, 03/14/24[a]	1,000	980,556
5.10%, 04/05/21[a]	500	547,487
HSBC USA Inc.
1.63%, 01/16/18[a]	300	298,532
2.35%, 03/05/20[a]	415	403,020
2.38%, 11/13/19[a]	825	809,539
2.63%, 09/24/18[a]	800	807,638
3.50%, 06/23/24[a]	300	299,105
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	248,429
2.40%, 04/01/20 (Call 03/01/20)[a]	500	494,782
2.88%, 08/20/20 (Call 07/20/20)	250	251,066
Intesa Sanpaolo SpA
3.88%, 01/15/19[a]	750	761,448
JPMorgan Chase & Co.
1.63%, 05/15/18[a]	110	108,805
1.80%, 01/25/18[a]	600	598,198

Security	Principal (000s)	Value
2.00%, 08/15/17	$300	$301,540
2.20%, 10/22/19[a]	700	696,531
2.35%, 01/28/19[a]	250	252,229
2.55%, 10/29/20 (Call 09/29/20)[a]	3,000	3,003,691
2.55%, 03/01/21 (Call 02/01/21)	250	249,869
3.13%, 01/23/25 (Call 10/23/24)[a]	250	247,193
3.20%, 01/25/23[a]	550	553,680
3.25%, 09/23/22	450	453,409
3.38%, 05/01/23[a]	450	442,487
3.63%, 05/13/24[a]	450	462,332
3.88%, 02/01/24[a]	1,650	1,728,342
3.90%, 07/15/25 (Call 04/15/25)[a]	450	473,248
4.25%, 10/15/20	500	531,858
4.35%, 08/15/21[a]	500	538,395
4.50%, 01/24/22[a]	474	512,923
4.63%, 05/10/21[a]	100	108,903
6.00%, 01/15/18[a]	800	855,566
6.13%, 06/27/17	200	210,594
6.30%, 04/23/19	262	291,813
Series H
1.70%, 03/01/18 (Call 02/01/18)[a]	600	596,355
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	1,000	1,059,733
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	500	498,671
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	200	199,783
2.90%, 09/15/20	325	324,707
5.10%, 03/24/21	800	877,531
KfW
0.75%, 03/17/17[a]	1,000	999,303
0.88%, 09/05/17[a]	3,550	3,549,074
1.13%, 08/06/18	865	865,730
1.13%, 11/16/18	800	800,005
1.50%, 04/20/20	4,150	4,161,662
1.88%, 04/01/19	650	662,829
1.88%, 06/30/20	250	254,336

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.00%, 05/02/25[a]	$1,000	$1,003,791
2.13%, 01/17/23	300	306,570
2.50%, 11/20/24	1,200	1,253,670
2.63%, 01/25/22	925	974,143
2.75%, 10/01/20	1,300	1,374,610
4.88%, 01/17/17	842	871,966
Series G
4.38%, 03/15/18[a]	1,247	1,330,651
Korea Development Bank (The)
2.25%, 05/18/20	400	403,350
3.00%, 01/13/26	200	206,192
3.50%, 08/22/17	1,000	1,027,711
3.88%, 05/04/17	200	205,458
4.63%, 11/16/21	200	225,292
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	1,200	1,198,578
1.38%, 10/23/19[a]	200	200,463
1.88%, 09/17/18	600	612,451
2.00%, 01/13/25	1,300	1,306,364
2.38%, 06/10/25	250	258,547
Lloyds Bank PLC
2.05%, 01/22/19	250	248,867
2.35%, 09/05/19[a]	400	401,176
2.40%, 03/17/20[a]	250	248,499
2.70%, 08/17/20	250	251,137
3.50%, 05/14/25[a]	750	758,152
4.20%, 03/28/17	450	462,702
6.38%, 01/21/21[a]	150	176,050
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	750	743,478
2.30%, 01/30/19 (Call 12/30/18)	250	251,419
2.90%, 02/06/25 (Call 01/06/25)	250	244,426
Morgan Stanley
2.13%, 04/25/18	450	449,558
2.38%, 07/23/19	500	498,580
2.45%, 02/01/19	215	215,827
2.50%, 01/24/19	800	804,397
2.65%, 01/27/20[a]	530	529,969
3.70%, 10/23/24	1,615	1,633,894
3.88%, 01/27/26	165	169,146

Security	Principal (000s)	Value
4.00%, 07/23/25	$605	$623,578
4.10%, 05/22/23	200	201,343
4.75%, 03/22/17	100	103,140
4.88%, 11/01/22[a]	800	841,944
5.45%, 01/09/17	600	619,711
5.50%, 01/26/20[a]	400	439,791
5.50%, 07/24/20[a]	200	222,004
5.50%, 07/28/21[a]	350	392,053
5.63%, 09/23/19	200	220,000
5.75%, 10/18/16	473	486,044
5.75%, 01/25/21[a]	950	1,071,833
5.95%, 12/28/17	400	426,738
6.63%, 04/01/18	1,103	1,198,496
7.30%, 05/13/19	962	1,097,931
Series F
3.88%, 04/29/24	850	872,959
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	1,000	1,008,017
National Australia Bank Ltd./New York
2.30%, 07/25/18[a]	250	252,677
2.63%, 07/23/20	500	506,305
2.63%, 01/14/21	250	252,094
National Bank of Canada
2.10%, 12/14/18	250	250,391
National City Corp.
6.88%, 05/15/19	776	873,218
Northern Trust Corp.
3.38%, 08/23/21[a]	100	105,128
3.45%, 11/04/20[a]	50	52,827
Oesterreichische Kontrollbank AG
0.75%, 05/19/17	750	749,074
1.13%, 05/29/18[a]	200	199,878
1.38%, 02/10/20[a]	100	99,677
1.88%, 01/20/21	250	253,337
5.00%, 04/25/17	700	732,740
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[c]	1,500	1,491,540
2.20%, 01/28/19 (Call 12/29/18)[a,c]	500	503,252
2.30%, 06/01/20 (Call 05/02/20)[c]	500	499,577

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[c]	$500	$516,047
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[a,c]	400	412,605
4.38%, 08/11/20[c]	350	377,114
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)[a]	500	497,048
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)	250	249,756
Royal Bank of Canada
1.25%, 06/16/17	100	99,755
1.50%, 01/16/18[a]	600	598,766
2.00%, 12/10/18[a]	750	751,172
2.15%, 03/15/19[a]	500	502,753
2.15%, 03/06/20[a]	200	199,183
2.20%, 07/27/18	100	100,797
2.35%, 10/30/20[a]	200	200,426
Royal Bank of Scotland Group PLC
6.40%, 10/21/19[a]	300	324,537
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)[a]	150	144,737
4.50%, 07/17/25 (Call 04/17/25)	250	244,539
Santander UK Group Holdings PLC
2.88%, 10/16/20	105	103,226
3.13%, 01/08/21	295	292,679
Societe Generale SA
2.75%, 10/12/17	1,000	1,011,977
State Street Corp.
3.55%, 08/18/25[a]	280	295,174
3.70%, 11/20/23	475	501,393
4.38%, 03/07/21	400	436,708
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17[a]	250	248,688
1.50%, 01/18/18	500	495,940
2.45%, 01/16/20	750	750,784
2.45%, 10/20/20	500	497,360

Security	Principal (000s)	Value
2.50%, 07/19/18	$500	$505,301
3.65%, 07/23/25[a]	500	518,068
3.95%, 01/10/24	250	264,332
SunTrust Bank/Atlanta GA
7.25%, 03/15/18	262	284,992
SunTrust Banks Inc.
2.90%, 03/03/21	250	249,457
SVB Financial Group
3.50%, 01/29/25	100	98,931
Svenska Handelsbanken AB
2.40%, 10/01/20[a]	250	250,308
2.50%, 01/25/19	650	659,798
2.88%, 04/04/17	250	254,139
Toronto-Dominion Bank (The)
1.13%, 05/02/17[a]	450	448,872
1.40%, 04/30/18[a]	300	298,161
1.63%, 03/13/18	270	269,911
1.75%, 07/23/18	34	33,992
2.13%, 07/02/19[a]	150	150,541
2.25%, 11/05/19	300	301,450
2.50%, 12/14/20[a]	500	504,019
U.S. Bancorp.
1.65%, 05/15/17 (Call 04/15/17)[a]	500	502,268
2.95%, 07/15/22 (Call 06/15/22)	286	288,931
3.70%, 01/30/24 (Call 12/29/23)	550	588,923
4.13%, 05/24/21 (Call 04/23/21)	100	109,206
Series F
3.60%, 09/11/24 (Call 08/11/24)[a]	250	258,451
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	350	348,747
2.13%, 10/28/19 (Call 09/28/19)	450	454,847
UBS AG/Stamford CT
1.80%, 03/26/18[a]	250	249,285
2.35%, 03/26/20[a]	250	249,793
2.38%, 08/14/19	1,250	1,252,576
5.75%, 04/25/18[a]	1,100	1,192,625

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Wachovia Corp.
5.75%, 06/15/17[a]	$910	$957,464
5.75%, 02/01/18	450	482,966
Wells Fargo & Co.
1.40%, 09/08/17[a]	150	149,615
1.50%, 01/16/18[a]	2,100	2,092,598
2.13%, 04/22/19	450	452,214
2.15%, 01/15/19[a]	200	201,320
2.50%, 03/04/21	240	240,660
2.55%, 12/07/20[a]	335	336,925
3.00%, 02/19/25[a]	1,525	1,514,163
3.30%, 09/09/24[a]	162	165,125
3.50%, 03/08/22[a]	200	209,160
3.55%, 09/29/25[a]	150	155,664
4.60%, 04/01/21	425	467,536
Series M
3.45%, 02/13/23[a]	700	706,844
Series N
2.15%, 01/30/20[a]	895	890,952
Wells Fargo Bank N.A.
6.00%, 11/15/17	500	536,491
Westpac Banking Corp.
1.55%, 05/25/18	100	99,477
2.00%, 08/14/17[a]	800	804,926
2.60%, 11/23/20[a]	1,000	1,009,449
4.88%, 11/19/19[a]	325	355,094

		181,422,028
BEVERAGES — 0.81%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[a]	500	498,231
1.90%, 02/01/19	95	95,883
2.15%, 02/01/19[a]	800	809,458
2.65%, 02/01/21 (Call 01/01/21)[a]	435	442,100
3.30%, 02/01/23 (Call 12/01/22)	500	513,106
3.65%, 02/01/26 (Call 11/01/25)	1,250	1,287,916
3.70%, 02/01/24[a]	500	525,888
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	50	49,887
2.50%, 07/15/22[a]	450	444,205

Security	Principal (000s)	Value
5.38%, 01/15/20[a]	$1,050	$1,166,003
7.75%, 01/15/19[a]	625	724,569
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	350	346,664
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	250	244,657
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)[a]	250	256,590
Coca-Cola Co. (The)
1.65%, 11/01/18[a]	200	202,927
2.45%, 11/01/20[a]	600	619,794
2.88%, 10/27/25[a]	380	387,519
3.20%, 11/01/23	225	237,673
3.30%, 09/01/21	500	534,470
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	500	502,814
Diageo Capital PLC
1.50%, 05/11/17	750	751,400
2.63%, 04/29/23 (Call 01/29/23)	150	150,318
5.75%, 10/23/17	700	747,284
Diageo Investment Corp.
2.88%, 05/11/22	250	254,318
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)	125	128,977
3.40%, 11/15/25 (Call 08/15/25)[a]	175	178,103
PepsiCo Inc.
1.25%, 08/13/17	375	376,014
1.50%, 02/22/19	140	140,438
2.15%, 10/14/20 (Call 09/14/20)[a]	750	758,071
2.25%, 01/07/19 (Call 12/07/18)	600	612,438
2.75%, 03/05/22	300	309,393
2.75%, 04/30/25 (Call 01/30/25)[a]	250	251,552
2.85%, 02/24/26 (Call 11/24/25)	275	279,192

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.00%, 08/25/21[a]	$200	$209,264
3.13%, 11/01/20	100	105,347
3.60%, 03/01/24 (Call 12/01/23)	400	430,798
7.90%, 11/01/18[a]	500	579,593

		16,152,854
BIOTECHNOLOGY — 0.45%
Amgen Inc.
2.13%, 05/15/17	500	503,467
2.13%, 05/01/20 (Call 04/01/20)[a]	550	547,898
2.20%, 05/22/19 (Call 04/22/19)[a]	750	757,688
3.63%, 05/22/24 (Call 02/22/24)	450	463,004
3.88%, 11/15/21 (Call 08/15/21)	400	423,251
4.50%, 03/15/20[a]	400	434,216
5.70%, 02/01/19	212	234,670
6.15%, 06/01/18	100	109,566
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	100	107,741
Biogen Inc.
2.90%, 09/15/20	55	55,628
4.05%, 09/15/25 (Call 06/15/25)[a]	345	356,862
6.88%, 03/01/18	700	763,092
Celgene Corp.
2.25%, 05/15/19[a]	400	401,074
2.88%, 08/15/20[a]	100	101,482
3.25%, 08/15/22[a]	100	100,456
3.88%, 08/15/25 (Call 05/15/25)[a]	900	925,576
3.95%, 10/15/20	245	259,080
4.00%, 08/15/23	250	260,786
Gilead Sciences Inc.
2.05%, 04/01/19	250	252,899
2.55%, 09/01/20	190	193,070
3.25%, 09/01/22 (Call 07/01/22)[a]	515	533,795
3.50%, 02/01/25 (Call 11/01/24)[a]	645	668,395
3.70%, 04/01/24 (Call 01/01/24)	374	393,193

Security	Principal (000s)	Value
4.50%, 04/01/21 (Call 01/01/21)	$100	$110,149

		8,957,038
BUILDING MATERIALS — 0.02%
CRH America Inc.
8.13%, 07/15/18	100	112,647
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)[a]	150	151,958
4.20%, 12/01/24 (Call 09/01/24)	200	197,950

		462,555
CHEMICALS — 0.55%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	150	140,845
3.50%, 06/01/23 (Call 03/01/23)	75	71,558
Air Products & Chemicals Inc.
1.20%, 10/15/17	100	99,455
3.35%, 07/31/24 (Call 04/30/24)[a]	250	257,370
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	75	75,011
3.65%, 07/15/24 (Call 04/15/24)	175	178,191
Albemarle Corp.
3.00%, 12/01/19 (Call 11/01/19)	100	97,695
CF Industries Inc.
7.13%, 05/01/20	350	391,980
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	250	237,286
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	475	470,109
4.13%, 11/15/21 (Call 08/15/21)[a]	300	316,539
4.25%, 11/15/20 (Call 08/15/20)	300	318,863
5.70%, 05/15/18	200	214,349

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
8.55%, 05/15/19	$150	$175,943
Eastman Chemical Co.
2.40%, 06/01/17	200	201,001
2.70%, 01/15/20 (Call 12/15/19)[a]	70	68,931
3.60%, 08/15/22 (Call 05/15/22)	400	397,235
5.50%, 11/15/19	150	162,436
Ecolab Inc.
1.45%, 12/08/17	10	9,932
3.00%, 12/08/16[a]	150	151,821
3.25%, 01/14/23 (Call 11/14/22)	250	254,268
EI du Pont de Nemours & Co.
2.80%, 02/15/23[a]	250	243,940
3.63%, 01/15/21[a]	400	420,116
4.25%, 04/01/21[a]	275	296,183
4.63%, 01/15/20	200	217,351
5.75%, 03/15/19	75	82,756
6.00%, 07/15/18	100	109,119
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	250	245,167
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)[a]	600	630,894
5.75%, 04/15/24 (Call 01/15/24)[a]	250	279,632
6.00%, 11/15/21 (Call 08/17/21)	400	441,224
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	200	168,627
Monsanto Co.
1.15%, 06/30/17[a]	400	397,160
2.13%, 07/15/19	215	213,698
3.38%, 07/15/24 (Call 04/15/24)[a]	85	83,981
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	350	346,668
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	200	185,739

Security	Principal (000s)	Value
3.25%, 12/01/17	$10	$10,163
3.63%, 03/15/24 (Call 12/15/23)	400	392,703
6.50%, 05/15/19	75	84,152
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	200	197,107
3.60%, 11/15/20	200	204,896
Praxair Inc.
1.05%, 11/07/17	50	49,700
2.20%, 08/15/22 (Call 05/15/22)	100	98,297
2.65%, 02/05/25 (Call 11/05/24)	45	45,031
2.70%, 02/21/23 (Call 11/21/22)	75	75,733
3.00%, 09/01/21[a]	100	103,455
4.05%, 03/15/21	100	108,643
4.50%, 08/15/19	256	277,600
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	250	241,443
Sherwin-Williams Co. (The)
1.35%, 12/15/17	10	9,975
Syngenta Finance NV
3.13%, 03/28/22[a]	300	295,711
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	150	155,806

		11,003,488
COMMERCIAL SERVICES — 0.18%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)[a]	240	244,903
3.38%, 09/15/25 (Call 06/15/25)[a]	165	174,081
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)[a]	250	258,335
Catholic Health Initiatives
2.95%, 11/01/22	500	502,363
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)[a]	200	203,881

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
MasterCard Inc.
2.00%, 04/01/19[a]	$50	$50,762
3.38%, 04/01/24[a]	250	261,783
McGraw Hill Financial Inc.
3.30%, 08/14/20 (Call 07/14/20)	85	86,853
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)[a]	450	487,022
5.50%, 09/01/20	100	111,624
Princeton University Series A
4.95%, 03/01/19	50	55,255
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)[a]	250	249,897
4.25%, 08/15/24 (Call 05/15/24)	350	350,209
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)[a]	250	249,196
5.80%, 05/01/21	100	112,099
Western Union Co. (The)
3.65%, 08/22/18	115	117,483
5.25%, 04/01/20	66	70,269

		3,586,015
COMPUTERS — 0.86%
Apple Inc.
1.00%, 05/03/18[a]	900	896,697
1.05%, 05/05/17	600	600,408
1.55%, 02/07/20[a]	300	298,394
1.70%, 02/22/19	70	70,707
2.10%, 05/06/19[a]	600	612,218
2.25%, 02/23/21 (Call 01/23/21)	95	96,721
2.40%, 05/03/23[a]	650	644,003
2.50%, 02/09/25[a]	50	48,893
2.70%, 05/13/22	1,000	1,018,256
2.85%, 05/06/21[a]	500	520,027
3.20%, 05/13/25[a]	690	712,159
3.25%, 02/23/26 (Call 11/23/25)	410	423,810
3.45%, 05/06/24	302	318,262

Security	Principal (000s)	Value
Computer Sciences Corp.
4.45%, 09/15/22[a]	$50	$49,521
6.50%, 03/15/18	450	496,881
EMC Corp./MA
1.88%, 06/01/18[a]	450	431,089
2.65%, 06/01/20[a]	350	315,458
3.38%, 06/01/23 (Call 03/01/23)[a]	300	248,125
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[b]	1,750	1,746,138
3.60%, 10/15/20 (Call 09/15/20)[a,b]	220	219,186
4.40%, 10/15/22 (Call 08/15/22)[a,b]	250	245,385
4.90%, 10/15/25 (Call 07/15/25)[b]	350	333,410
HP Inc.
4.05%, 09/15/22	189	184,526
4.30%, 06/01/21	200	201,192
4.38%, 09/15/21[a]	300	301,284
4.65%, 12/09/21[a]	550	559,118
International Business Machines Corp.
1.63%, 05/15/20[a]	500	495,039
1.88%, 08/01/22[a]	100	95,905
2.88%, 11/09/22[a]	700	710,820
2.90%, 11/01/21[a]	550	566,334
3.38%, 08/01/23[a]	500	517,387
3.45%, 02/19/26	500	509,680
3.63%, 02/12/24[a]	400	419,252
5.70%, 09/14/17	850	908,156
Lexmark International Inc.
5.13%, 03/15/20	100	100,860
NetApp Inc.
2.00%, 12/15/17[a]	272	271,088
3.25%, 12/15/22 (Call 09/15/22)	300	287,814
3.38%, 06/15/21 (Call 04/15/21)	45	44,649
Seagate HDD Cayman
3.75%, 11/15/18[a]	275	269,500
4.75%, 06/01/23[a]	200	160,000
4.75%, 01/01/25	250	190,717

		17,139,069

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.10%
Colgate-Palmolive Co.
2.30%, 05/03/22[a]	$400	$407,135
2.45%, 11/15/21	200	205,141
2.95%, 11/01/20	150	158,229
Procter & Gamble Co. (The)
1.60%, 11/15/18[a]	250	253,178
1.90%, 11/01/19	110	112,306
2.30%, 02/06/22	550	558,526
2.70%, 02/02/26	110	111,715
4.70%, 02/15/19	250	275,237

		2,081,467
DISTRIBUTION & WHOLESALE — 0.05%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	155	152,565
4.50%, 03/01/23 (Call 12/01/22)[a]	150	152,705
5.13%, 03/01/21	250	264,708
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)[a]	100	95,637
5.25%, 09/01/17[a]	350	363,866

		1,029,481
DIVERSIFIED FINANCIAL SERVICES — 1.31%
Affiliated Managers Group Inc.
3.50%, 08/01/25	200	191,586
4.25%, 02/15/24	100	101,747
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)	195	189,152
3.38%, 01/15/19 (Call 12/15/18)[a]	125	122,855
4.25%, 09/15/24 (Call 06/15/24)[a]	250	229,869
4.75%, 03/01/20	150	151,790
5.63%, 04/01/17[a]	250	255,882
Alterra Finance LLC
6.25%, 09/30/20	100	113,483
American Express Co.
1.55%, 05/22/18	100	98,828
2.65%, 12/02/22	657	632,433
6.15%, 08/28/17	250	265,776

Security	Principal (000s)	Value
7.00%, 03/19/18	$542	$593,958
American Express Credit Corp.
1.88%, 11/05/18 (Call 10/05/18)[a]	155	154,169
2.13%, 03/18/19	400	399,442
2.25%, 08/15/19	250	249,566
2.38%, 03/24/17[a]	770	777,151
2.38%, 05/26/20 (Call 04/25/20)	210	208,937
Ameriprise Financial Inc.
4.00%, 10/15/23	235	249,069
5.30%, 03/15/20	210	233,554
Bear Stearns Companies LLC (The)
7.25%, 02/01/18	500	547,703
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	500	494,604
3.38%, 02/15/23[a]	250	243,686
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	80	80,548
3.23%, 09/01/22	262	270,605
4.45%, 07/22/20	275	302,078
CME Group Inc./IL
3.00%, 09/15/22	175	180,021
3.00%, 03/15/25 (Call 12/15/24)	250	249,188
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)[a]	125	118,642
3.85%, 11/21/22	325	315,209
3.95%, 11/06/24 (Call 08/06/24)	200	195,797
Ford Motor Credit Co. LLC
1.68%, 09/08/17	500	494,016
2.38%, 01/16/18	200	199,028
2.60%, 11/04/19	500	490,253
4.25%, 02/03/17	1,000	1,019,139
4.25%, 09/20/22	200	204,926
4.38%, 08/06/23	200	206,186
8.13%, 01/15/20[a]	750	872,445
Franklin Resources Inc.
2.80%, 09/15/22	250	251,171
2.85%, 03/30/25[a]	125	120,032

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
GE Capital International Funding Co.
0.96%, 04/15/16[b]	$1	$130
2.34%, 11/15/20[a,b]	416	419,712
3.37%, 11/15/25[a,b]	200	208,958
General Electric Co.
3.10%, 01/09/23[a]	650	676,867
3.15%, 09/07/22[a]	68	71,180
3.45%, 05/15/24 (Call 02/13/24)	100	106,504
4.38%, 09/16/20	50	55,082
4.63%, 01/07/21	50	56,108
4.65%, 10/17/21[a]	700	793,422
5.30%, 02/11/21[a]	400	458,370
5.40%, 02/15/17	100	103,937
5.63%, 09/15/17[a]	850	908,643
5.63%, 05/01/18[a]	662	723,088
6.00%, 08/07/19[a]	956	1,098,999
HSBC Finance Corp.
6.68%, 01/15/21[a]	669	745,271
Intercontinental Exchange Inc.
2.50%, 10/15/18	150	151,861
2.75%, 12/01/20 (Call 11/01/20)[a]	225	228,741
4.00%, 10/15/23	100	104,397
International Lease Finance Corp.
7.13%, 09/01/18[b]	500	542,500
Invesco Finance PLC
3.13%, 11/30/22	150	152,778
4.00%, 01/30/24	250	262,251
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)[a]	250	257,146
Jefferies Group LLC
5.13%, 01/20/23[a]	200	195,275
6.88%, 04/15/21	175	194,057
8.50%, 07/15/19[a]	437	493,829
Lazard Group LLC
3.75%, 02/13/25	200	178,912
4.25%, 11/14/20	250	256,730
Legg Mason Inc.
3.95%, 07/15/24[a]	250	247,508
Murray Street Investment Trust I
4.65%, 03/09/17[d]	150	153,872

Security	Principal (000s)	Value
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	$300	$305,267
5.55%, 01/15/20[a]	150	164,333
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	250	249,314
2.15%, 02/01/19 (Call 01/01/19)	275	278,162
2.30%, 11/15/19 (Call 10/15/19)	200	203,615
2.30%, 11/01/20 (Call 10/01/20)	200	201,990
2.70%, 02/15/23 (Call 12/15/22)	250	252,212
3.05%, 02/15/22 (Call 11/15/21)	100	103,333
3.25%, 11/01/25 (Call 08/01/25)[a]	125	129,195
3.40%, 11/15/23 (Call 08/15/23)[a]	150	156,931
Nomura Holdings Inc.
6.70%, 03/04/20[a]	275	314,598
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	115	114,105
2.70%, 02/03/20 (Call 01/03/20)	85	83,379
4.50%, 07/23/25 (Call 04/24/25)	375	379,455
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)[a]	250	253,792
Visa Inc.
1.20%, 12/14/17[a]	100	100,333
2.20%, 12/14/20 (Call 11/14/20)	555	564,536
2.80%, 12/14/22 (Call 10/14/22)[a]	75	77,164
3.15%, 12/14/25 (Call 09/14/25)[a]	385	399,108

		26,251,474

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
ELECTRIC — 1.37%
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	$95	$95,065
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)[a]	250	253,577
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	175	177,817
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	300	298,991
2.95%, 12/15/22 (Call 09/15/22)[a]	175	175,297
Arizona Public Service Co.
8.75%, 03/01/19[a]	250	297,993
Avangrid Inc.
4.63%, 10/01/20	100	103,347
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)[a]	350	350,074
2.40%, 02/01/20 (Call 01/01/20)[a]	80	80,905
3.75%, 11/15/23 (Call 08/15/23)	70	74,005
5.75%, 04/01/18	325	349,870
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	250	264,105
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	250	248,204
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	70	71,457
6.25%, 02/01/20	200	228,445
6.55%, 07/17/17	150	159,137
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)[a]	100	102,301

Security	Principal (000s)	Value
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	$175	$181,426
5.85%, 04/01/18	146	158,218
6.65%, 04/01/19	175	199,254
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	50	51,266
3.13%, 08/31/24 (Call 05/31/24)[a]	150	155,349
3.38%, 08/15/23 (Call 05/15/23)	225	236,526
Dominion Resources Inc./VA
1.25%, 03/15/17	325	324,027
2.50%, 12/01/19 (Call 11/01/19)	200	200,610
3.90%, 10/01/25 (Call 07/01/25)[a]	100	101,241
4.45%, 03/15/21	250	270,220
5.20%, 08/15/19[a]	250	273,231
6.40%, 06/15/18[a]	25	27,324
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	150	159,171
3.65%, 03/15/24 (Call 12/15/23)	350	374,205
3.90%, 06/01/21 (Call 03/01/21)	300	323,857
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	55	55,361
3.30%, 06/15/22 (Call 04/15/22)[b]	400	410,244
Series C
3.50%, 06/01/24 (Call 03/01/24)[a]	100	101,810
Duke Energy Corp.
1.63%, 08/15/17	250	249,869
2.10%, 06/15/18 (Call 05/15/18)[a]	600	601,137
3.05%, 08/15/22 (Call 05/15/22)	100	100,445

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.55%, 09/15/21 (Call 06/15/21)[a]	$150	$156,464
3.75%, 04/15/24 (Call 01/15/24)[a]	100	102,809
5.05%, 09/15/19	262	286,049
Duke Energy Florida LLC
4.55%, 04/01/20	45	49,161
Duke Energy Indiana LLC
3.75%, 07/15/20[a]	225	240,805
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	100	102,368
3.00%, 09/15/21 (Call 06/15/21)	150	156,717
3.25%, 08/15/25 (Call 05/15/25)[a]	40	41,317
Edison International
3.75%, 09/15/17[a]	75	77,312
Entergy Arkansas Inc.
3.05%, 06/01/23 (Call 03/01/23)	100	100,809
3.70%, 06/01/24 (Call 03/01/24)[a]	175	184,403
3.75%, 02/15/21 (Call 11/15/20)	200	211,573
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)[a]	200	209,846
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	20	23,495
Entergy Texas Inc.
7.13%, 02/01/19	50	56,900
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)[b]	100	101,204
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	250	249,802
4.25%, 06/15/22 (Call 03/15/22)[a]	300	303,645
6.20%, 10/01/17[a]	100	106,154
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)[a]	150	157,216

Security	Principal (000s)	Value
Georgia Power Co.
1.95%, 12/01/18	$100	$100,449
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	54,093
5.29%, 06/15/22 (Call 03/15/22)[d]	75	83,244
Integrys Holding Inc.
4.17%, 11/01/20	50	53,950
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	250	261,868
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	52,801
3.30%, 10/01/25 (Call 07/01/25)	250	262,067
LG&E and KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)[a]	200	210,468
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	300	305,052
3.50%, 10/15/24 (Call 07/15/24)	235	249,162
3.70%, 09/15/23 (Call 06/15/23)	100	107,460
Nevada Power Co.
7.13%, 03/15/19	200	228,087
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	500	499,039
2.40%, 09/15/19 (Call 08/15/19)	50	49,928
4.50%, 06/01/21 (Call 03/01/21)	100	108,020
6.00%, 03/01/19	256	281,724
6.65%, 06/15/67 (Call 06/15/17)[e]	100	75,000
NiSource Finance Corp.
5.45%, 09/15/20	200	220,762
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	225	222,702

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.20%, 08/15/20 (Call 07/15/20)	$220	$223,767
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	248,839
3.25%, 11/15/25 (Call 08/15/25)	125	130,265
Oglethorpe Power Corp.
6.10%, 03/15/19	175	193,527
Ohio Power Co. Series M
5.38%, 10/01/21	150	169,657
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	685	680,464
4.10%, 06/01/22 (Call 03/01/22)	25	26,753
7.00%, 09/01/22	125	151,686
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	100	103,366
3.40%, 08/15/24 (Call 05/15/24)	230	238,326
3.50%, 10/01/20 (Call 07/01/20)	25	26,378
3.50%, 06/15/25 (Call 03/15/25)[a]	100	104,811
3.75%, 02/15/24 (Call 11/15/23)	200	213,072
4.25%, 05/15/21 (Call 02/15/21)	100	108,735
8.25%, 10/15/18	150	174,493
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	300	309,159
3.85%, 06/15/21 (Call 03/15/21)	100	107,132
PECO Energy Co.
3.15%, 10/15/25 (Call 07/15/25)[a]	250	258,395
Portland General Electric Co.
6.10%, 04/15/19	150	166,774
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)[a]	200	212,408

Security	Principal (000s)	Value
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	$100	$99,733
3.95%, 03/15/24 (Call 12/15/23)	75	78,899
4.20%, 06/15/22 (Call 03/15/22)	100	107,032
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	155,801
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	400	401,675
4.40%, 01/15/21 (Call 10/15/20)	225	240,798
7.05%, 03/15/19	300	339,867
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)[a]	225	233,761
Public Service Co. of Colorado
2.90%, 05/15/25 (Call 11/15/24)[a]	250	255,975
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	400	422,169
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)[a]	250	258,574
Public Service Co. of Oklahoma
4.40%, 02/01/21	100	107,675
5.15%, 12/01/19	200	219,888
Public Service Electric & Gas Co.
1.90%, 03/15/21	60	59,906
2.38%, 05/15/23 (Call 02/15/23)[a]	175	174,235
3.15%, 08/15/24 (Call 05/15/24)	125	129,947
Series I
1.80%, 06/01/19 (Call 05/01/19)	275	275,316
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)[a]	175	173,759

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
San Diego Gas & Electric Co.
3.00%, 08/15/21	$200	$208,483
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	50,514
4.75%, 05/15/21 (Call 02/15/21)[a]	275	290,242
South Carolina Electric & Gas Co.
6.50%, 11/01/18	25	28,016
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)[a]	475	513,618
Southern Co. (The)
1.30%, 08/15/17	355	352,605
2.15%, 09/01/19 (Call 08/01/19)	400	397,162
2.75%, 06/15/20 (Call 05/15/20)[a]	300	300,931
Southern Power Co.
1.50%, 06/01/18[a]	250	246,222
Southwestern Electric Power Co.
6.45%, 01/15/19	162	180,757
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	150	154,314
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	250	250,130
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)[a]	225	146,250
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	100	97,743
5.15%, 11/15/21 (Call 08/15/21)	75	84,177
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	175	183,965
6.70%, 02/01/19	262	296,855
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	50	50,399

Security	Principal (000s)	Value
2.95%, 01/15/22 (Call 10/15/21)	$100	$102,977
3.10%, 05/15/25 (Call 02/15/25)[a]	250	254,685
3.45%, 02/15/24 (Call 11/15/23)[a]	250	261,351
5.95%, 09/15/17	200	213,832
Series A
3.15%, 01/15/26 (Call 10/15/25)	55	56,374
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)[a]	320	333,529
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	207,238
3.10%, 06/01/25 (Call 03/01/25)	250	256,104
Wisconsin Public Service Corp.
1.65%, 12/04/18	95	94,588

		27,425,384
ELECTRICAL COMPONENTS & EQUIPMENT — 0.06%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	150	150,036
3.15%, 06/01/25 (Call 03/01/25)	200	204,393
4.88%, 10/15/19[a]	145	159,267
5.25%, 10/15/18	255	276,803
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	100	99,653
Legrand France SA
8.50%, 02/15/25[a]	200	269,132

		1,159,284
ELECTRONICS — 0.32%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)[a]	250	256,798
5.00%, 07/15/20[a]	100	108,685
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)[a]	400	403,079

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.00%, 02/01/22 (Call 11/01/21)	$50	$52,003
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)[a]	200	195,650
Avnet Inc.
4.88%, 12/01/22[a]	150	155,699
5.88%, 06/15/20[a]	150	165,187
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	185	182,189
Flextronics International Ltd.
4.63%, 02/15/20	250	255,000
4.75%, 06/15/25 (Call 03/15/25)	225	213,750
5.00%, 02/15/23[a]	200	201,000
Honeywell International Inc.
3.35%, 12/01/23	250	263,594
4.25%, 03/01/21	250	277,629
5.00%, 02/15/19	175	192,575
5.30%, 03/01/18	262	282,400
Jabil Circuit Inc.
4.70%, 09/15/22	350	339,500
5.63%, 12/15/20	200	207,045
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	100	97,263
Koninklijke Philips NV
3.75%, 03/15/22[a]	425	440,411
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	450	476,673
Tech Data Corp.
3.75%, 09/21/17	40	40,702
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	125	125,482
3.15%, 01/15/23 (Call 10/15/22)	350	342,749
3.60%, 08/15/21 (Call 05/15/21)	450	459,943
3.65%, 12/15/25 (Call 09/15/25)	170	170,116
4.15%, 02/01/24 (Call 11/01/23)[a]	450	468,256

Security	Principal (000s)	Value
4.50%, 03/01/21[a]	$50	$53,131

		6,426,509
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
1.63%, 05/08/17	100	100,156
2.88%, 05/08/22	250	253,025
Fluor Corp.
3.38%, 09/15/21[a]	300	310,801

		663,982
ENVIRONMENTAL CONTROL — 0.08%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)[a]	225	224,801
3.55%, 06/01/22 (Call 03/01/22)	100	104,277
4.75%, 05/15/23 (Call 02/15/23)	100	110,838
5.00%, 03/01/20	400	437,024
5.25%, 11/15/21	145	163,271
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	50	50,140
3.50%, 05/15/24 (Call 02/15/24)	250	259,303
4.60%, 03/01/21 (Call 12/01/20)	125	135,229
6.10%, 03/15/18	150	162,881

		1,647,764
FOOD — 0.60%
Campbell Soup Co.
3.05%, 07/15/17	200	203,668
3.30%, 03/19/25 (Call 12/19/24)[a]	275	281,316
ConAgra Foods Inc.
1.90%, 01/25/18	500	498,592
3.25%, 09/15/22	175	173,256
General Mills Inc.
2.20%, 10/21/19	250	252,250
3.65%, 02/15/24 (Call 11/15/23)[a]	250	264,618
5.70%, 02/15/17	200	208,247
Hershey Co. (The)
4.13%, 12/01/20	250	274,891

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Ingredion Inc.
4.63%, 11/01/20	$50	$52,684
JM Smucker Co. (The)
2.50%, 03/15/20	75	75,658
3.50%, 03/15/25[a]	200	205,924
Kellogg Co.
1.88%, 11/17/16	150	150,639
3.25%, 05/21/18	200	206,545
3.25%, 04/01/26	65	65,549
4.00%, 12/15/20[a]	475	508,703
Kraft Foods Group Inc.
2.25%, 06/05/17	800	805,543
3.50%, 06/06/22[a]	425	437,500
Kraft Heinz Foods Co.
1.60%, 06/30/17[b]	500	499,397
2.80%, 07/02/20 (Call 06/02/20)[b]	450	455,571
3.95%, 07/15/25 (Call 04/15/25)[a,b]	500	523,362
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)[a]	240	243,260
2.95%, 11/01/21 (Call 10/01/21)[a]	200	204,649
3.30%, 01/15/21 (Call 12/15/20)	250	261,607
3.85%, 08/01/23 (Call 05/01/23)	300	318,900
4.00%, 02/01/24 (Call 11/01/23)	125	133,848
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	250	258,839
3.50%, 09/01/23 (Call 06/01/23)	250	266,639
3.90%, 07/15/21 (Call 04/15/21)	200	213,670
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)	50	52,109
5.38%, 02/10/20	364	402,738
6.13%, 02/01/18[a]	779	839,244
6.13%, 08/23/18[a]	275	301,647

Security	Principal (000s)	Value
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)[a]	$65	$65,079
2.60%, 06/12/22	500	490,834
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	100	105,441
4.50%, 06/15/22 (Call 03/15/22)	420	451,886
Unilever Capital Corp.
0.85%, 08/02/17	1,000	997,308
4.25%, 02/10/21	250	277,496

		12,029,107
FOREST PRODUCTS & PAPER — 0.06%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	100	102,250
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	200	201,835
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	250	236,250
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	350	340,420
4.75%, 02/15/22 (Call 11/15/21)[a]	50	52,887
7.95%, 06/15/18[a]	262	294,862

		1,228,504
GAS — 0.14%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	240	243,235
Atmos Energy Corp.
8.50%, 03/15/19	200	234,823
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)[a]	420	426,545
3.60%, 12/15/24 (Call 09/15/24)[a]	200	201,298
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	214,471

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.20%, 07/15/25 (Call 04/15/25)	$250	$225,000
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)	25	26,175
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	250	242,727
3.55%, 06/15/24 (Call 03/15/24)	50	50,204
3.75%, 11/15/25 (Call 08/15/25)	250	254,160
4.05%, 12/01/23 (Call 09/01/23)	100	103,993
9.80%, 02/15/19	150	180,376
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	425	436,219

		2,839,226
HAND & MACHINE TOOLS — 0.03%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	450	418,347
Stanley Black & Decker Inc.
2.90%, 11/01/22	50	49,636
3.40%, 12/01/21 (Call 09/01/21)	155	160,742

		628,725
HEALTH CARE – PRODUCTS — 0.44%
Baxter International Inc.
4.25%, 03/15/20	200	213,197
4.50%, 08/15/19	200	214,448
Becton Dickinson and Co.
1.45%, 05/15/17	30	29,949
3.13%, 11/08/21[a]	475	486,290
3.25%, 11/12/20[a]	300	310,970
3.73%, 12/15/24 (Call 09/15/24)	358	370,252
3.88%, 05/15/24 (Call 02/15/24)	155	160,737
Boston Scientific Corp.
2.65%, 10/01/18	225	227,575
3.85%, 05/15/25[a]	250	249,581

Security	Principal (000s)	Value
6.00%, 01/15/20	$325	$362,633
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	300	311,340
6.00%, 10/15/17	450	482,766
Life Technologies Corp.
6.00%, 03/01/20	560	624,644
Medtronic Inc.
2.50%, 03/15/20[a]	500	510,883
2.75%, 04/01/23 (Call 01/01/23)	500	500,274
3.13%, 03/15/22 (Call 12/15/21)[a]	300	311,085
3.15%, 03/15/22	250	259,951
3.50%, 03/15/25[a]	400	418,594
3.63%, 03/15/24 (Call 12/15/23)[a]	250	263,608
4.13%, 03/15/21 (Call 12/15/20)	400	434,422
4.45%, 03/15/20[a]	400	438,051
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	50	50,551
3.25%, 04/15/23 (Call 01/15/23)[a]	50	50,180
3.88%, 09/15/25 (Call 06/15/25)[a]	45	46,361
Stryker Corp.
1.30%, 04/01/18[a]	275	273,363
3.38%, 05/15/24 (Call 02/15/24)	100	100,233
3.38%, 11/01/25 (Call 08/01/25)	80	79,565
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	300	298,995
3.15%, 04/01/22 (Call 02/01/22)[a]	250	248,121
3.38%, 11/30/21 (Call 08/30/21)	200	203,051
3.55%, 04/01/25 (Call 01/01/25)	375	370,365

		8,902,035

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
HEALTH CARE – SERVICES — 0.51%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	$300	$301,608
2.75%, 11/15/22 (Call 08/15/22)	550	537,719
3.95%, 09/01/20	100	106,481
4.13%, 06/01/21 (Call 03/01/21)	300	320,286
Anthem Inc.
1.88%, 01/15/18	50	49,620
2.25%, 08/15/19[a]	200	197,619
3.30%, 01/15/23	375	369,514
3.50%, 08/15/24 (Call 05/15/24)[a]	325	321,681
3.70%, 08/15/21 (Call 05/15/21)[a]	475	486,975
4.35%, 08/15/20	100	105,713
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	100	105,097
4.38%, 12/15/20 (Call 09/15/20)[a]	100	107,237
4.50%, 03/15/21 (Call 12/15/20)	300	323,117
5.13%, 06/15/20	50	54,939
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	200	224,035
Dignity Health
2.64%, 11/01/19	100	101,663
Humana Inc.
2.63%, 10/01/19	45	44,942
3.15%, 12/01/22 (Call 09/01/22)[a]	243	241,221
3.85%, 10/01/24 (Call 07/01/24)[a]	100	100,417
7.20%, 06/15/18	100	110,643
Laboratory Corp. of America Holdings
2.20%, 08/23/17	550	550,863
3.20%, 02/01/22[a]	125	124,523
3.60%, 02/01/25 (Call 11/01/24)[a]	200	198,620

Security	Principal (000s)	Value
3.75%, 08/23/22 (Call 05/23/22)[a]	$450	$459,515
Quest Diagnostics Inc.
2.70%, 04/01/19[a]	250	251,011
3.50%, 03/30/25 (Call 12/30/24)[a]	185	182,287
4.70%, 04/01/21	150	160,933
UnitedHealth Group Inc.
1.40%, 10/15/17	250	249,833
1.40%, 12/15/17	518	517,164
1.45%, 07/17/17	205	205,162
1.63%, 03/15/19[a]	200	199,484
1.70%, 02/15/19	250	250,558
1.90%, 07/16/18	405	407,898
2.70%, 07/15/20[a]	110	112,802
2.88%, 12/15/21[a]	385	396,146
2.88%, 03/15/22 (Call 12/15/21)	200	204,162
2.88%, 03/15/23	300	303,511
3.10%, 03/15/26	65	65,495
3.75%, 07/15/25[a]	535	567,950
4.70%, 02/15/21 (Call 11/15/20)	200	221,889
6.00%, 06/15/17	250	264,827
6.00%, 02/15/18	100	108,454

		10,213,614
HOLDING COMPANIES – DIVERSIFIED — 0.08%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	250	251,344
FS Investment Corp.
4.00%, 07/15/19[a]	150	149,235
4.75%, 05/15/22 (Call 04/15/22)[a]	450	433,081
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	290	255,328
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	200	191,763
Prospect Capital Corp.
5.88%, 03/15/23	450	351,000

		1,631,751

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
HOME BUILDERS — 0.01%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	$200	$200,877

		200,877
HOME FURNISHINGS — 0.02%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	100	101,949
Whirlpool Corp.
1.65%, 11/01/17	120	119,330
4.85%, 06/15/21	250	271,546

		492,825
HOUSEHOLD PRODUCTS & WARES — 0.11%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	50	50,027
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	250	249,435
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)[a]	100	103,122
3.80%, 11/15/21[a]	300	320,589
Kimberly-Clark Corp.
1.85%, 03/01/20	70	70,537
1.90%, 05/22/19	310	314,452
2.75%, 02/15/26	80	81,108
3.05%, 08/15/25	250	259,348
6.13%, 08/01/17[a]	256	274,063
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	400	409,441

		2,132,122
HOUSEWARES — 0.03%
Newell Rubbermaid Inc.
2.15%, 10/15/18	125	121,503
2.88%, 12/01/19 (Call 11/01/19)	255	248,452
3.90%, 11/01/25 (Call 08/01/25)	65	60,651
4.00%, 06/15/22 (Call 03/15/22)	125	122,803

		553,409

Security	Principal (000s)	Value
INSURANCE — 0.94%
ACE INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)[a]	$70	$70,544
2.70%, 03/13/23	450	445,404
2.88%, 11/03/22 (Call 09/03/22)	85	86,028
3.35%, 05/03/26 (Call 02/03/26)	45	45,988
5.90%, 06/15/19	250	280,347
Aflac Inc.
3.25%, 03/17/25	250	248,809
3.63%, 11/15/24[a]	335	345,442
4.00%, 02/15/22	200	213,972
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)[a]	250	250,164
Allstate Corp. (The)
6.13%, 05/15/67 (Call 05/15/17)[e]	50	49,000
7.45%, 05/16/19	200	233,277
American International Group Inc.
3.38%, 08/15/20	250	252,930
4.13%, 02/15/24[a]	64	64,795
4.88%, 06/01/22	800	851,007
5.85%, 01/16/18	100	106,397
6.40%, 12/15/20	175	199,912
Aon Corp.
5.00%, 09/30/20	200	219,951
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	200	197,987
3.88%, 12/15/25 (Call 09/15/25)	250	253,483
Assurant Inc.
2.50%, 03/15/18	100	99,918
AXIS Specialty Finance PLC
2.65%, 04/01/19	25	24,954
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	750	754,102
4.25%, 01/15/21[a]	300	327,953
5.40%, 05/15/18[a]	955	1,039,590

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Berkshire Hathaway Inc.
1.55%, 02/09/18[a]	$371	$372,830
2.10%, 08/14/19[a]	300	304,893
Chubb Corp. (The)
5.75%, 05/15/18	120	130,633
6.38%, 03/29/67 (Call 04/15/17)[a,e]	200	170,000
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	200	196,669
4.50%, 03/01/26 (Call 12/01/25)	250	252,736
5.88%, 08/15/20	75	82,544
7.35%, 11/15/19	100	114,717
Fidelity National Financial Inc.
5.50%, 09/01/22	450	485,066
First American Financial Corp.
4.60%, 11/15/24	100	102,217
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22[a]	550	602,936
5.38%, 03/15/17	250	259,706
6.30%, 03/15/18	100	107,939
Lincoln National Corp.
3.35%, 03/09/25[a]	75	70,840
4.85%, 06/24/21[a]	100	107,135
8.75%, 07/01/19	400	475,745
Markel Corp.
5.35%, 06/01/21	200	220,403
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)[a]	290	289,232
3.50%, 06/03/24 (Call 03/03/24)	250	250,149
MetLife Inc.
1.76%, 12/15/17	150	149,524
3.00%, 03/01/25	305	291,236
3.05%, 12/15/22	225	224,161
3.60%, 11/13/25 (Call 08/13/25)[a]	55	54,814
4.75%, 02/08/21[a]	375	410,821
Series A
6.82%, 08/15/18	200	223,014

Security	Principal (000s)	Value
Series D
4.37%, 09/15/23	$330	$352,811
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	625	659,864
Principal Financial Group Inc.
1.85%, 11/15/17	500	500,066
3.40%, 05/15/25 (Call 02/15/25)	100	97,359
Progressive Corp. (The)
3.75%, 08/23/21	100	106,250
Prudential Financial Inc.
2.35%, 08/15/19	300	300,371
3.50%, 05/15/24[a]	200	195,227
4.50%, 11/16/21	350	373,153
5.88%, 09/15/42 (Call 09/15/22)[a,e]	400	404,000
Series D
6.00%, 12/01/17	10	10,659
Reinsurance Group of America Inc.
5.00%, 06/01/21	200	215,545
StanCorp Financial Group Inc.
5.00%, 08/15/22	200	213,962
Trinity Acquisition PLC
4.63%, 08/15/23[a]	250	260,946
Unum Group
4.00%, 03/15/24	350	345,466
5.63%, 09/15/20	125	136,488
Voya Financial Inc.
2.90%, 02/15/18	400	403,097
5.50%, 07/15/22	250	276,504
Willis Towers Watson PLC
5.75%, 03/15/21	100	110,938
WR Berkley Corp.
4.63%, 03/15/22	450	481,859
XLIT Ltd.
4.45%, 03/31/25[a]	100	98,229
5.75%, 10/01/21	500	565,489

		18,720,197
INTERNET — 0.30%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[a]	630	627,277

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.13%, 11/28/21 (Call 09/28/21)[a]	$925	$926,112
3.60%, 11/28/24 (Call 08/28/24)	200	196,729
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)[a]	150	150,706
2.60%, 12/05/19 (Call 11/05/19)	500	512,151
3.80%, 12/05/24 (Call 09/05/24)[a]	175	187,331
Baidu Inc.
2.25%, 11/28/17	200	200,912
3.50%, 11/28/22	300	301,581
4.13%, 06/30/25[a]	400	406,299
eBay Inc.
1.35%, 07/15/17[a]	100	99,269
2.60%, 07/15/22 (Call 04/15/22)[a]	775	726,089
3.25%, 10/15/20 (Call 07/15/20)[a]	100	101,546
3.45%, 08/01/24 (Call 05/01/24)[a]	350	329,374
Expedia Inc.
5.95%, 08/15/20[a]	400	434,575
Google Inc.
3.38%, 02/25/24[a]	425	455,540
3.63%, 05/19/21[a]	125	134,876
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	50	49,973
3.95%, 06/15/22 (Call 03/15/22)[a]	200	195,769

		6,036,109
IRON & STEEL — 0.07%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	250	252,468
4.13%, 09/15/22 (Call 06/15/22)	100	102,724
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	350	324,873

Security	Principal (000s)	Value
Vale Overseas Ltd.
4.38%, 01/11/22[a]	$575	$444,188
4.63%, 09/15/20[a]	400	331,000

		1,455,253
LEISURE TIME — 0.03%
Carnival Corp.
3.95%, 10/15/20	300	314,571
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)[a]	250	254,099

		568,670
LODGING — 0.09%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	85	81,944
5.38%, 08/15/21 (Call 05/15/21)	100	109,247
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)[a]	190	190,035
3.00%, 03/01/19 (Call 12/01/18)	150	152,535
3.25%, 09/15/22 (Call 06/15/22)[a]	100	101,878
3.38%, 10/15/20 (Call 07/15/20)	50	51,862
Series N
3.13%, 10/15/21 (Call 07/15/21)	175	178,071
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	175	172,667
3.75%, 03/15/25 (Call 12/15/24)[a]	45	45,366
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	50	50,298
3.90%, 03/01/23 (Call 12/01/22)	225	221,730
4.25%, 03/01/22 (Call 12/01/21)[a]	150	148,660

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.10%, 10/01/25 (Call 07/01/25)	$200	$203,849
5.63%, 03/01/21	150	162,564

		1,870,706
MACHINERY — 0.38%
Caterpillar Financial Services Corp.
1.00%, 03/03/17[a]	200	199,718
1.25%, 08/18/17	150	149,802
1.50%, 02/23/18	250	250,041
1.63%, 06/01/17	250	251,184
2.00%, 03/05/20[a]	500	498,063
2.10%, 06/09/19	300	302,440
2.25%, 12/01/19	750	756,938
2.50%, 11/13/20[a]	250	252,867
3.30%, 06/09/24[a]	100	101,145
7.15%, 02/15/19[a]	200	229,462
Series G
2.45%, 09/06/18[a]	250	254,648
Caterpillar Inc.
1.50%, 06/26/17[a]	50	50,201
2.60%, 06/26/22 (Call 03/26/22)	225	223,422
3.90%, 05/27/21	125	133,722
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	250	249,690
4.38%, 10/16/19	300	326,299
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)[a]	250	253,244
John Deere Capital Corp.
1.30%, 03/12/18	230	228,985
1.35%, 01/16/18	295	294,338
1.60%, 07/13/18	85	85,056
1.70%, 01/15/20[a]	175	173,109
2.05%, 03/10/20	450	450,497
2.38%, 07/14/20	140	141,649
2.55%, 01/08/21	500	509,830
2.80%, 03/04/21	375	383,800
3.15%, 10/15/21	200	207,082
3.35%, 06/12/24[a]	80	83,342
Series 0014
2.45%, 09/11/20	120	122,059

Security	Principal (000s)	Value
Joy Global Inc.
5.13%, 10/15/21[a]	$25	$19,954
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	125	126,685
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	250	250,054

		7,559,326
MANUFACTURING — 0.29%
3M Co.
1.63%, 06/15/19	250	252,506
3.00%, 08/07/25	250	260,845
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	170	172,967
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	250	254,724
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)[a]	350	378,504
Eaton Corp.
1.50%, 11/02/17	500	497,202
2.75%, 11/02/22[a]	350	343,881
General Electric Co.
2.70%, 10/09/22[a]	850	874,866
5.25%, 12/06/17	128	137,039
Illinois Tool Works Inc.
1.95%, 03/01/19[a]	125	126,635
3.38%, 09/15/21 (Call 06/15/21)	325	344,453
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	250	264,579
6.88%, 08/15/18	250	274,687
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	70	69,326
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	200	207,935

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Pentair Finance SA
2.65%, 12/01/19	$250	$243,768
4.65%, 09/15/25 (Call 06/15/25)	100	101,959
Textron Inc.
3.65%, 03/01/21	450	461,987
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	100	83,862
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	45	45,508
3.70%, 02/15/26 (Call 11/15/25)	115	116,487
6.55%, 10/01/17	200	214,137

		5,727,857
MEDIA — 1.03%
21st Century Fox America Inc.
3.00%, 09/15/22	650	651,100
3.70%, 10/15/25 (Call 07/15/25)[a]	80	80,624
4.00%, 10/01/23	200	209,440
6.90%, 03/01/19	300	340,135
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	440	443,539
3.50%, 01/15/25 (Call 10/15/24)	85	82,584
3.70%, 08/15/24 (Call 05/15/24)	450	447,691
4.63%, 05/15/18[a]	100	105,319
5.75%, 04/15/20	100	111,649
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[b]	55	54,951
4.91%, 07/23/25 (Call 04/23/25)[a,b]	580	594,465
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	500	697,598
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	335	341,358

Security	Principal (000s)	Value
3.13%, 07/15/22[a]	$625	$652,700
3.38%, 02/15/25 (Call 11/15/24)[a]	300	314,166
6.30%, 11/15/17[a]	100	108,189
6.50%, 01/15/17[a]	1,250	1,308,939
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	50	50,441
3.80%, 03/15/22	450	460,459
3.95%, 01/15/25 (Call 10/15/24)[a]	500	506,894
4.45%, 04/01/24 (Call 01/01/24)	325	342,324
5.00%, 03/01/21[a]	250	274,624
Discovery Communications LLC
3.25%, 04/01/23	100	90,832
3.30%, 05/15/22	350	330,711
3.45%, 03/15/25 (Call 12/15/24)[a]	200	179,549
4.38%, 06/15/21	250	254,163
NBCUniversal Media LLC
2.88%, 01/15/23	1,000	1,029,191
5.15%, 04/30/20	475	534,136
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	300	291,846
3.90%, 11/15/24 (Call 08/15/24)	300	293,025
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)[a]	400	408,839
6.50%, 07/15/18	300	330,444
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	400	405,941
4.13%, 02/15/21 (Call 11/15/20)[a]	400	411,872
5.00%, 02/01/20[a]	525	559,772
5.85%, 05/01/17	411	427,727
6.75%, 07/01/18	475	517,955
8.25%, 04/01/19	700	802,037
8.75%, 02/14/19[a]	250	289,079
Time Warner Inc.
2.10%, 06/01/19[a]	100	99,059

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.40%, 06/15/22[a]	$250	$250,174
3.55%, 06/01/24 (Call 03/01/24)	450	445,496
4.00%, 01/15/22	150	155,259
4.05%, 12/15/23[a]	300	310,297
4.70%, 01/15/21[a]	50	53,808
4.88%, 03/15/20	175	188,864
Viacom Inc.
2.20%, 04/01/19[a]	350	342,694
3.13%, 06/15/22 (Call 03/15/22)	475	434,968
3.50%, 04/01/17	150	151,846
3.88%, 12/15/21	100	98,658
3.88%, 04/01/24 (Call 01/01/24)[a]	100	92,457
4.25%, 09/01/23 (Call 06/01/23)[a]	375	360,053
Walt Disney Co. (The)
0.88%, 05/30/17	600	598,394
1.13%, 02/15/17[a]	500	500,633
1.85%, 05/30/19[a]	200	203,214
2.15%, 09/17/20[a]	250	253,395
2.55%, 02/15/22[a]	250	255,743
3.00%, 02/13/26[a]	250	260,688
3.15%, 09/17/25	165	174,613
3.75%, 06/01/21	100	108,486

		20,675,107
METAL FABRICATE & HARDWARE — 0.04%
Precision Castparts Corp.
1.25%, 01/15/18	350	347,930
3.25%, 06/15/25 (Call 03/15/25)	450	461,675

		809,605
MINING — 0.29%
Barrick Gold Corp.
6.95%, 04/01/19	362	389,274
Barrick North America Finance LLC
4.40%, 05/30/21	250	244,586
6.80%, 09/15/18	100	107,970
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17[a]	100	99,357
2.88%, 02/24/22[a]	400	383,036
3.25%, 11/21/21[a]	625	611,501

Security	Principal (000s)	Value
3.85%, 09/30/23[a]	$50	$49,930
6.50%, 04/01/19	100	109,574
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	450	430,170
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[a]	150	148,484
3.75%, 09/20/21[a]	50	49,537
3.75%, 06/15/25 (Call 03/15/25)[a]	250	238,971
4.13%, 05/20/21[a]	250	252,185
6.50%, 07/15/18	450	480,543
9.00%, 05/01/19	225	259,852
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	500	489,525
2.25%, 12/14/18 (Call 11/14/18)[a]	600	582,702
2.88%, 08/21/22 (Call 05/21/22)[a]	250	232,918
3.50%, 03/22/22 (Call 12/22/21)[a]	100	96,876
Southern Copper Corp.
3.50%, 11/08/22	500	462,500

		5,719,491
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	350	342,722
5.60%, 03/15/18	200	211,668
Xerox Corp.
2.75%, 09/01/20	200	179,171
3.50%, 08/20/20[a]	250	230,542
3.80%, 05/15/24	400	349,725
4.50%, 05/15/21[a]	125	119,197
5.63%, 12/15/19[a]	225	227,750

		1,660,775
OIL & GAS — 2.07%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	200	160,056
6.38%, 09/15/17	500	502,500

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)[a]	$100	$82,254
3.25%, 04/15/22 (Call 01/15/22)	50	43,339
3.63%, 02/01/21 (Call 11/01/20)	300	270,000
BP Capital Markets PLC
1.38%, 05/10/18	50	48,764
1.67%, 02/13/18	100	98,453
1.85%, 05/05/17[a]	250	249,866
2.24%, 09/26/18[a]	350	346,537
2.24%, 05/10/19	1,350	1,330,481
2.75%, 05/10/23	200	188,805
3.54%, 11/04/24	250	244,387
3.56%, 11/01/21	200	200,910
3.99%, 09/26/23[a]	500	509,907
4.74%, 03/11/21	650	690,885
4.75%, 03/10/19	350	368,492
British Transco Finance Inc.
6.63%, 06/01/18	275	302,890
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)[a]	150	115,500
3.90%, 02/01/25 (Call 11/01/24)[a]	125	96,563
5.90%, 02/01/18	225	219,375
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)[a]	1,142	1,130,401
1.34%, 11/09/17[a]	250	248,765
1.72%, 06/24/18 (Call 05/24/18)[a]	825	821,767
1.79%, 11/16/18	250	249,003
1.96%, 03/03/20 (Call 02/03/20)[a]	200	196,506
2.36%, 12/05/22 (Call 09/05/22)[a]	750	721,864
2.41%, 03/03/22 (Call 01/03/22)	145	141,343
2.42%, 11/17/20 (Call 10/17/20)[a]	500	497,734
3.19%, 06/24/23 (Call 03/24/23)[a]	275	275,859

Security	Principal (000s)	Value
3.33%, 11/17/25 (Call 08/17/25)[a]	$50	$49,938
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)[a]	300	277,999
5.88%, 05/01/22 (Call 05/01/17)[a]	10	9,625
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18[a]	450	445,391
3.00%, 05/09/23	900	853,345
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	650	668,898
ConocoPhillips
5.20%, 05/15/18	430	443,134
5.75%, 02/01/19	175	181,819
6.00%, 01/15/20[a]	350	366,278
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	276	266,032
2.20%, 05/15/20 (Call 04/15/20)[a]	90	82,891
2.40%, 12/15/22 (Call 09/15/22)	325	280,744
2.88%, 11/15/21 (Call 09/15/21)	100	89,462
3.35%, 11/15/24 (Call 08/15/24)[a]	239	210,787
3.35%, 05/15/25 (Call 02/15/25)[a]	200	178,047
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)[a]	100	86,000
3.25%, 05/15/22 (Call 02/15/22)[a]	375	286,520
4.00%, 07/15/21 (Call 04/15/21)	300	241,500
6.30%, 01/15/19[a]	125	117,500
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)[a]	200	138,000
5.88%, 05/01/19	50	43,500
Ecopetrol SA
4.13%, 01/16/25	300	231,750
4.25%, 09/18/18	200	196,000

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
7.63%, 07/23/19[a]	$375	$394,688
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	200	100,000
4.70%, 03/15/21	350	183,750
5.20%, 03/15/25 (Call 12/15/24)	165	83,325
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	75	71,692
4.10%, 02/01/21	750	757,596
4.15%, 01/15/26 (Call 10/15/25)	250	245,199
EQT Corp.
4.88%, 11/15/21	555	494,921
Exxon Mobil Corp.
0.92%, 03/15/17	100	99,876
1.31%, 03/06/18[a]	250	249,078
1.82%, 03/15/19 (Call 02/15/19)[a]	150	150,459
1.91%, 03/06/20 (Call 02/06/20)	100	99,966
2.22%, 03/01/21	135	135,000
2.71%, 03/06/25 (Call 12/06/24)[a]	750	742,159
3.04%, 03/01/26	120	120,000
3.18%, 03/15/24 (Call 12/15/23)	314	324,636
Hess Corp.
1.30%, 06/15/17	50	47,625
3.50%, 07/15/24 (Call 04/15/24)[a]	145	115,294
8.13%, 02/15/19	75	76,875
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	100	81,500
6.15%, 06/15/19	100	97,000
7.25%, 12/15/19	600	609,000
Kerr-McGee Corp.
6.95%, 07/01/24	100	93,737
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	100	65,500

Security	Principal (000s)	Value
3.85%, 06/01/25 (Call 03/01/25)[a]	$250	$170,000
6.00%, 10/01/17	494	469,300
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)[a]	230	212,901
3.63%, 09/15/24 (Call 06/15/24)	115	94,644
5.13%, 03/01/21[a]	175	173,888
Murphy Oil Corp.
2.50%, 12/01/17	362	296,840
Nabors Industries Inc.
5.00%, 09/15/20[a]	300	225,000
9.25%, 01/15/19	400	376,000
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	500	445,000
Noble Holding International Ltd.
4.63%, 03/01/21	350	187,250
4.90%, 08/01/20[a]	200	118,000
Occidental Petroleum Corp.
1.75%, 02/15/17[a]	150	149,658
2.70%, 02/15/23 (Call 11/15/22)	100	93,674
3.50%, 06/15/25 (Call 03/15/25)[a]	200	194,702
Series 1
4.10%, 02/01/21 (Call 11/01/20)	300	312,455
Petroleos Mexicanos
3.13%, 01/23/19	100	96,361
3.50%, 07/23/20[b]	500	473,990
3.50%, 01/30/23	475	412,217
4.88%, 01/24/22	625	600,139
4.88%, 01/18/24[a]	600	558,019
5.50%, 01/21/21	400	404,289
5.75%, 03/01/18	900	931,923
8.00%, 05/03/19	650	712,219
Phillips 66
2.95%, 05/01/17[a]	200	202,081
4.30%, 04/01/22[a]	400	409,206
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	55	52,500

44	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.95%, 07/15/22 (Call 04/15/22)	$275	$261,252
Pride International Inc.
6.88%, 08/15/20	75	42,750
Repsol Oil & Gas Canada Inc.
3.75%, 02/01/21 (Call 11/01/20)[a]	100	69,000
7.75%, 06/01/19	300	261,000
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	75	42,000
5.00%, 09/01/17	200	180,000
Shell International Finance BV
1.25%, 11/10/17[a]	250	248,994
2.00%, 11/15/18[a]	550	546,525
2.13%, 05/11/20[a]	600	585,531
2.25%, 11/10/20[a]	740	722,622
2.38%, 08/21/22[a]	500	482,563
3.25%, 05/11/25[a]	505	491,589
3.40%, 08/12/23[a]	100	99,730
4.30%, 09/22/19	276	291,725
Statoil ASA
1.15%, 05/15/18	100	97,558
2.45%, 01/17/23[a]	500	471,335
3.25%, 11/10/24	675	655,450
5.25%, 04/15/19	725	781,956
6.70%, 01/15/18	300	325,245
Suncor Energy Inc.
6.10%, 06/01/18[a]	450	462,862
Total Capital Canada Ltd.
1.45%, 01/15/18	200	197,837
2.75%, 07/15/23[a]	100	96,163
Total Capital International SA
1.55%, 06/28/17	500	499,726
2.10%, 06/19/19[a]	50	49,272
2.70%, 01/25/23[a]	150	144,563
2.88%, 02/17/22[a]	250	247,345
3.75%, 04/10/24[a]	364	370,591
Total Capital SA
2.13%, 08/10/18[a]	1,270	1,266,497
4.13%, 01/28/21[a]	200	210,315
Valero Energy Corp.
6.13%, 02/01/20[a]	450	480,346
9.38%, 03/15/19	300	347,450

Security	Principal (000s)	Value
XTO Energy Inc.
5.50%, 06/15/18	$250	$271,282
6.50%, 12/15/18	150	168,906

		41,379,478
OIL & GAS SERVICES — 0.17%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)[a]	425	410,071
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)	350	360,717
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	220	185,871
Halliburton Co.
2.70%, 11/15/20 (Call 10/15/20)[a]	775	759,798
3.25%, 11/15/21 (Call 08/15/21)[a]	350	346,012
3.38%, 11/15/22 (Call 09/15/22)[a]	315	309,486
3.50%, 08/01/23 (Call 05/01/23)	125	118,389
3.80%, 11/15/25 (Call 08/15/25)[a]	50	47,114
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	450	373,359
SESI LLC
6.38%, 05/01/19 (Call 03/31/16)[a]	450	298,125
7.13%, 12/15/21 (Call 12/15/16)[a]	150	91,875

		3,300,817
PACKAGING & CONTAINERS — 0.04%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	53,005
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)[a]	400	412,950
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	16,190

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	$350	$354,328
4.90%, 03/01/22	50	53,755

		890,228
PHARMACEUTICALS — 1.47%
Abbott Laboratories
2.00%, 03/15/20[a]	100	99,150
2.55%, 03/15/22	200	200,320
2.95%, 03/15/25 (Call 12/15/24)[a]	160	157,607
5.13%, 04/01/19	338	368,235
AbbVie Inc.
1.75%, 11/06/17	845	843,441
2.50%, 05/14/20 (Call 04/14/20)	550	548,439
2.90%, 11/06/22[a]	883	876,547
3.60%, 05/14/25 (Call 02/14/25)[a]	1,175	1,198,348
Actavis Funding SCS
1.30%, 06/15/17	100	99,250
3.00%, 03/12/20 (Call 02/12/20)[a]	1,360	1,381,766
3.45%, 03/15/22 (Call 01/15/22)[a]	324	330,554
3.80%, 03/15/25 (Call 12/15/24)	310	318,379
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)[a]	600	600,988
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)[a]	1,100	1,052,899
3.38%, 09/15/20[a]	150	154,160
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	99,296
3.40%, 05/15/24 (Call 02/15/24)	300	300,179
AstraZeneca PLC
2.38%, 11/16/20	100	100,459
3.38%, 11/16/25[a]	650	660,971
5.90%, 09/15/17	1,100	1,172,627

Security	Principal (000s)	Value
Baxalta Inc.
2.00%, 06/22/18[a,b]	$35	$34,346
2.88%, 06/23/20 (Call 05/23/20)[a,b]	460	451,806
4.00%, 06/23/25 (Call 03/23/25)[b]	400	394,133
Bristol-Myers Squibb Co.
2.00%, 08/01/22[a]	200	197,366
3.25%, 11/01/23[a]	300	317,942
Cardinal Health Inc.
1.95%, 06/15/18	287	287,371
3.20%, 06/15/22	100	102,456
3.50%, 11/15/24 (Call 08/15/24)	250	254,749
4.63%, 12/15/20	100	109,668
Eli Lilly & Co.
1.25%, 03/01/18	40	39,928
1.95%, 03/15/19	250	253,984
Express Scripts Holding Co.
2.25%, 06/15/19	200	197,105
3.30%, 02/25/21 (Call 01/25/21)	60	60,485
3.50%, 06/15/24 (Call 03/15/24)[a]	456	434,715
3.90%, 02/15/22	200	202,960
4.50%, 02/25/26 (Call 11/25/25)	250	252,143
4.75%, 11/15/21	200	213,126
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	1,558	1,698,021
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	250	251,199
2.85%, 05/08/22[a]	350	359,583
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	150	150,504
2.95%, 09/01/20	100	105,521
3.38%, 12/05/23[a]	250	271,941
3.55%, 05/15/21	200	216,576
5.55%, 08/15/17	455	485,583
McKesson Corp.
1.40%, 03/15/18	375	370,219
2.70%, 12/15/22 (Call 09/15/22)	425	413,711

46	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.85%, 03/15/23 (Call 12/15/22)[a]	$125	$121,558
4.75%, 03/01/21 (Call 12/01/20)[a]	100	108,986
5.70%, 03/01/17	336	350,327
Mead Johnson Nutrition Co.
3.00%, 11/15/20	135	136,947
4.13%, 11/15/25 (Call 08/15/25)[a]	110	113,866
Medco Health Solutions Inc.
7.13%, 03/15/18[a]	592	644,957
Merck & Co. Inc.
1.85%, 02/10/20[a]	180	181,772
2.35%, 02/10/22[a]	100	100,324
2.75%, 02/10/25 (Call 11/10/24)[a]	1,175	1,180,328
2.80%, 05/18/23	425	433,606
Mylan Inc.
2.60%, 06/24/18	500	493,991
Novartis Capital Corp.
2.40%, 09/21/22[a]	300	303,880
3.00%, 11/20/25 (Call 08/20/25)[a]	550	566,433
3.40%, 05/06/24	550	586,770
Novartis Securities Investment Ltd.
5.13%, 02/10/19	362	399,485
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	200	198,142
Pfizer Inc.
1.10%, 05/15/17[a]	500	499,751
1.50%, 06/15/18[a]	225	226,054
3.00%, 06/15/23[a]	250	257,581
3.40%, 05/15/24[a]	250	261,085
6.20%, 03/15/19[a]	1,509	1,703,889
Sanofi
1.25%, 04/10/18[a]	100	99,707
4.00%, 03/29/21[a]	200	216,833
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22[a]	250	242,163
Series 2
3.65%, 11/10/21[a]	300	307,167

Security	Principal (000s)	Value
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	$500	$489,787
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	425	408,603
4.50%, 11/13/25 (Call 08/13/25)[a]	115	118,117

		29,442,865
PIPELINES — 0.88%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	250	200,476
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	250	232,500
4.15%, 07/01/23 (Call 04/01/23)	200	173,534
4.35%, 10/15/24 (Call 07/15/24)	250	205,627
4.88%, 02/01/21 (Call 11/01/20)	150	138,750
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	300	315,696
6.00%, 05/15/18	200	214,291
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	175	113,750
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	330	295,422
4.38%, 10/15/20 (Call 09/15/20)	250	228,770
5.88%, 10/15/25 (Call 07/15/25)[a]	250	235,666
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	165	141,884
Energy Transfer Partners LP
2.50%, 06/15/18	100	91,949
4.05%, 03/15/25 (Call 12/15/24)	100	82,597

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.65%, 06/01/21 (Call 03/01/21)[a]	$400	$344,013
4.75%, 01/15/26 (Call 10/15/25)	250	213,703
5.20%, 02/01/22 (Call 11/01/21)	450	385,185
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	200	138,000
4.40%, 04/01/24 (Call 01/01/24)	200	142,000
Enterprise Products Operating LLC
1.65%, 05/07/18[a]	230	222,341
2.55%, 10/15/19 (Call 09/15/19)[a]	195	188,988
3.35%, 03/15/23 (Call 12/15/22)	750	707,492
6.50%, 01/31/19	800	862,169
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	350	265,567
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	250	214,286
3.95%, 09/01/22 (Call 06/01/22)	275	246,790
4.15%, 03/01/22	200	181,386
4.25%, 09/01/24 (Call 06/01/24)	110	96,716
4.30%, 05/01/24 (Call 02/01/24)	100	88,601
5.00%, 10/01/21 (Call 07/01/21)[a]	100	95,000
5.95%, 02/15/18	400	407,000
6.50%, 04/01/20[a]	250	255,000
6.85%, 02/15/20	250	257,500
9.00%, 02/01/19	75	80,625
Kinder Morgan Inc./DE
2.00%, 12/01/17	300	285,000
3.05%, 12/01/19 (Call 11/01/19)[a]	1,225	1,127,000
6.50%, 09/15/20[a]	200	203,000
Magellan Midstream Partners LP
4.25%, 02/01/21	300	302,149

Security	Principal (000s)	Value
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)[a]	$250	$229,866
3.38%, 10/01/22 (Call 07/01/22)	100	78,997
4.90%, 03/15/25 (Call 12/15/24)[a]	250	205,841
5.00%, 09/15/23 (Call 06/15/23)	250	213,961
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)[a]	500	442,500
3.85%, 10/15/23 (Call 07/15/23)	250	201,619
5.75%, 01/15/20[a]	50	48,470
6.50%, 05/01/18	500	500,000
8.75%, 05/01/19	275	287,375
Questar Pipeline Co.
5.83%, 02/01/18	75	79,876
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	275	228,788
8.00%, 10/01/19	275	291,458
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)[a]	400	366,604
4.60%, 06/15/21 (Call 03/15/21)	100	102,772
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	82,370
5.95%, 12/01/25 (Call 09/01/25)[a]	500	465,224
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)[a]	350	310,968
4.65%, 06/15/21 (Call 03/15/21)	50	47,546
TransCanada PipeLines Ltd.
1.88%, 01/12/18	65	63,809
2.50%, 08/01/22	625	576,707

48	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.88%, 01/15/26 (Call 10/15/25)	$205	$211,905
6.50%, 08/15/18[a]	450	483,783
7.13%, 01/15/19	200	219,565
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	75	64,875
4.00%, 07/01/22 (Call 04/01/22)	225	173,250
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	250	191,250
3.90%, 01/15/25 (Call 10/15/24)	198	149,490
4.00%, 11/15/21 (Call 08/15/21)	200	162,000
5.25%, 03/15/20[a]	675	607,500
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)[a]	800	640,000

		17,708,792
REAL ESTATE — 0.03%
CBRE Services Inc.
5.25%, 03/15/25 (Call 12/15/24)	200	205,802
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	45	45,746
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	150	152,699
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	275	279,685

		683,932
REAL ESTATE INVESTMENT TRUSTS — 1.06%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	250	263,439
American Tower Corp.
3.40%, 02/15/19	100	101,541
3.50%, 01/31/23	325	318,701

Security	Principal (000s)	Value
4.00%, 06/01/25 (Call 03/01/25)[a]	$150	$149,061
4.40%, 02/15/26 (Call 11/15/25)	30	30,662
4.50%, 01/15/18[a]	250	259,916
4.70%, 03/15/22	225	238,057
5.00%, 02/15/24[a]	400	426,984
5.05%, 09/01/20[a]	250	268,468
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	249,685
3.50%, 11/15/24 (Call 08/15/24)	250	255,679
3.50%, 11/15/25 (Call 08/15/25)	30	30,628
3.95%, 01/15/21 (Call 10/15/20)	50	52,875
Boston Properties LP
3.65%, 02/01/26 (Call 11/01/25)	240	242,118
3.70%, 11/15/18 (Call 08/17/18)	250	258,684
4.13%, 05/15/21 (Call 02/15/21)	500	528,290
5.88%, 10/15/19 (Call 07/17/19)	496	549,355
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)[a]	400	396,603
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	49,178
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	300	295,455
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)[a]	125	123,099
5.25%, 02/15/24 (Call 11/15/23)	150	154,882
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	150	158,210

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	$250	$237,411
4.63%, 07/15/22 (Call 04/15/22)[a]	400	415,192
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)[a,b]	250	253,956
3.63%, 10/01/22 (Call 07/03/22)	218	213,660
5.25%, 03/15/21 (Call 12/15/20)	225	246,684
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	250	252,589
4.38%, 06/15/22 (Call 03/15/22)	250	260,827
EPR Properties
7.75%, 07/15/20	150	176,486
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)	300	326,954
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	200	200,727
Essex Portfolio LP
3.88%, 05/01/24 (Call 02/01/24)[a]	415	425,930
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)[a]	300	282,093
3.75%, 02/01/19 (Call 11/01/18)	300	306,406
3.88%, 08/15/24 (Call 05/17/24)	75	70,267
4.00%, 06/01/25 (Call 03/01/25)	100	93,073
4.25%, 11/15/23 (Call 08/15/23)	400	388,672
5.38%, 02/01/21 (Call 11/03/20)[a]	250	267,586
6.70%, 01/30/18	325	349,450
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	200	198,596

Security	Principal (000s)	Value
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	$100	$95,528
5.00%, 08/15/22 (Call 02/15/22)	650	659,298
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)[a]	300	289,998
Series D
3.75%, 10/15/23 (Call 07/15/23)	200	192,388
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	250	262,862
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)[a]	250	245,429
3.20%, 05/01/21 (Call 03/01/21)	100	101,428
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	250	259,246
4.75%, 10/01/20 (Call 07/01/20)	250	268,487
6.63%, 10/01/17	25	26,634
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	75	65,684
4.50%, 04/18/22 (Call 01/18/22)	150	145,526
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	300	313,665
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	100	112,440
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)	250	253,384
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	200	190,788

50	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	$250	$264,940
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	275	269,549
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	300	294,354
3.88%, 07/15/24 (Call 04/15/24)[a]	100	100,233
4.65%, 08/01/23 (Call 05/01/23)	250	264,169
6.75%, 08/15/19	25	28,352
Retail Opportunity Investments Partnership LP
5.00%, 12/15/23 (Call 09/15/23)	100	103,869
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	450	417,361
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	400	400,970
4.75%, 05/01/24 (Call 11/01/23)	100	96,121
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	100	100,838
2.20%, 02/01/19 (Call 11/01/18)	50	50,372
2.75%, 02/01/23 (Call 11/01/22)	300	296,799
3.75%, 02/01/24 (Call 11/01/23)	250	260,300
4.13%, 12/01/21 (Call 09/01/21)	125	134,902
4.38%, 03/01/21 (Call 12/01/20)	350	381,341
5.65%, 02/01/20 (Call 11/01/19)	500	559,122
10.35%, 04/01/19 (Call 01/01/19)	200	244,156

Security	Principal (000s)	Value
UDR Inc.
3.75%, 07/01/24 (Call 04/01/24)[a]	$85	$87,140
4.25%, 06/01/18	175	183,255
Ventas Realty LP
1.25%, 04/17/17	200	198,685
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	100	99,445
2.70%, 04/01/20 (Call 01/01/20)	95	94,195
4.25%, 03/01/22 (Call 12/01/21)	310	323,320
4.75%, 06/01/21 (Call 03/01/21)	150	161,589
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	225	241,009
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	300	311,903
4.50%, 01/15/24 (Call 10/15/23)	250	254,991
4.70%, 09/15/17	300	312,020
4.95%, 01/15/21 (Call 10/15/20)[a]	100	107,370
5.25%, 01/15/22 (Call 10/15/21)	400	431,820
Weyerhaeuser Co.
4.63%, 09/15/23[a]	100	104,089
7.38%, 10/01/19	100	112,536

		21,142,029
RETAIL — 1.01%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)[a]	50	52,347
4.50%, 12/01/23 (Call 09/01/23)	200	205,882
5.75%, 05/01/20[a]	250	272,925
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	105	104,901

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	$165	$162,543
3.70%, 04/15/22 (Call 01/15/22)	750	777,209
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	50	47,929
Best Buy Co. Inc.
5.00%, 08/01/18	50	51,980
5.50%, 03/15/21 (Call 12/15/20)[a]	300	306,000
Costco Wholesale Corp.
1.13%, 12/15/17	644	644,151
1.70%, 12/15/19[a]	275	276,891
2.25%, 02/15/22	170	171,218
CVS Health Corp.
1.90%, 07/20/18	300	300,755
2.25%, 08/12/19 (Call 07/12/19)[a]	100	100,965
2.75%, 12/01/22 (Call 09/01/22)	100	99,259
2.80%, 07/20/20 (Call 06/20/20)[a]	750	767,717
3.38%, 08/12/24 (Call 05/12/24)	250	256,932
3.88%, 07/20/25 (Call 04/20/25)[a]	500	531,804
4.00%, 12/05/23 (Call 09/05/23)[a]	500	538,936
4.13%, 05/15/21 (Call 02/15/21)[a]	450	484,728
5.75%, 06/01/17	355	373,417
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)[a]	450	442,068
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[a]	650	677,195
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)[a]	100	102,297
2.63%, 06/01/22 (Call 05/01/22)[a]	575	584,977

Security	Principal (000s)	Value
2.70%, 04/01/23 (Call 01/01/23)[a]	$100	$102,509
3.00%, 04/01/26 (Call 01/01/26)[a]	90	92,936
3.35%, 09/15/25 (Call 06/15/25)[a]	45	47,727
3.75%, 02/15/24 (Call 11/15/23)[a]	650	709,912
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	100	101,209
4.25%, 07/17/25 (Call 04/17/25)[a]	250	239,862
4.75%, 12/15/23 (Call 09/15/23)	250	250,132
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)[a]	550	551,886
3.38%, 09/15/25 (Call 06/15/25)[a]	200	209,331
3.80%, 11/15/21 (Call 08/15/21)	200	216,139
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[a]	100	92,770
3.88%, 01/15/22 (Call 10/15/21)	225	221,552
McDonald’s Corp.
1.88%, 05/29/19[a]	50	50,004
2.63%, 01/15/22[a]	100	100,562
2.75%, 12/09/20 (Call 11/09/20)	225	230,268
3.25%, 06/10/24	100	102,250
3.70%, 01/30/26 (Call 10/30/25)	250	259,856
5.35%, 03/01/18	873	936,444
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	200	213,219
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	250	256,338
4.63%, 09/15/21 (Call 06/15/21)	100	108,042

52	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
QVC Inc.
3.13%, 04/01/19[a]	$75	$74,373
4.38%, 03/15/23	100	96,091
5.13%, 07/02/22	150	152,323
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)	200	194,498
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	250	253,984
2.70%, 06/15/22 (Call 04/15/22)	250	257,540
Target Corp.
2.90%, 01/15/22	200	206,317
3.50%, 07/01/24[a]	150	161,554
3.88%, 07/15/20	550	600,406
6.00%, 01/15/18	873	949,459
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	125	123,038
Wal-Mart Stores Inc.
1.13%, 04/11/18[a]	800	800,556
1.95%, 12/15/18[a]	100	101,742
3.25%, 10/25/20	650	691,218
3.30%, 04/22/24 (Call 01/22/24)[a]	400	425,408
3.63%, 07/08/20[a]	50	53,866
5.38%, 04/05/17[a]	400	419,035
Walgreen Co.
3.10%, 09/15/22[a]	125	122,808
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)[a]	200	201,085
3.80%, 11/18/24 (Call 08/18/24)[a]	840	843,542

		20,156,817
SAVINGS & LOANS — 0.02%
First Niagara Financial Group Inc.
6.75%, 03/19/20	100	112,487
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	117	116,501

Security	Principal (000s)	Value
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	$250	$252,078

		481,066
SEMICONDUCTORS — 0.24%
Altera Corp.
2.50%, 11/15/18[a]	500	506,658
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)[a]	175	173,115
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	160	165,043
4.30%, 06/15/21	150	164,141
Intel Corp.
1.35%, 12/15/17	210	210,772
3.10%, 07/29/22	200	208,014
3.30%, 10/01/21[a]	850	898,807
3.70%, 07/29/25 (Call 04/29/25)[a]	100	107,637
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	400	409,965
4.65%, 11/01/24 (Call 08/01/24)	58	57,018
Lam Research Corp.
3.80%, 03/15/25 (Call 12/15/24)	400	382,505
QUALCOMM Inc.
1.40%, 05/18/18[a]	205	204,281
2.25%, 05/20/20[a]	130	131,112
3.45%, 05/20/25 (Call 02/20/25)[a]	250	248,210
Texas Instruments Inc.
1.00%, 05/01/18	300	298,137
1.65%, 08/03/19	300	300,373
1.75%, 05/01/20 (Call 04/01/20)	75	74,888
2.75%, 03/12/21 (Call 02/12/21)	75	76,970
Xilinx Inc.
2.13%, 03/15/19	100	99,453
3.00%, 03/15/21[a]	100	102,654

		4,819,753

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
SOFTWARE — 0.57%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	$300	$300,199
Autodesk Inc.
1.95%, 12/15/17	100	99,057
4.38%, 06/15/25 (Call 03/15/25)[a]	195	196,938
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	270	276,834
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	400	398,908
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	30	30,444
4.80%, 03/01/26 (Call 12/01/25)	50	50,814
Fidelity National Information Services Inc.
1.45%, 06/05/17	200	197,918
3.50%, 04/15/23 (Call 01/15/23)	400	385,982
5.00%, 03/15/22 (Call 03/15/17)	150	155,747
5.00%, 10/15/25 (Call 07/15/25)[a]	400	414,807
Fiserv Inc.
4.75%, 06/15/21	250	272,501
Intuit Inc.
5.75%, 03/15/17	150	156,321
Microsoft Corp.
1.30%, 11/03/18	400	401,557
1.63%, 12/06/18[a]	500	506,557
2.00%, 11/03/20 (Call 10/03/20)[a]	175	177,486
2.13%, 11/15/22[a]	100	99,305
2.38%, 02/12/22 (Call 01/12/22)[a]	600	609,491
2.65%, 11/03/22 (Call 09/03/22)	355	364,915
2.70%, 02/12/25 (Call 11/12/24)[a]	400	408,385

Security	Principal (000s)	Value
3.63%, 12/15/23 (Call 09/15/23)	$425	$462,811
4.20%, 06/01/19	1,200	1,308,674
Oracle Corp.
1.20%, 10/15/17[a]	500	500,869
2.25%, 10/08/19[a]	250	255,291
2.50%, 05/15/22 (Call 03/15/22)	1,258	1,257,471
2.50%, 10/15/22[a]	900	895,791
2.95%, 05/15/25 (Call 02/15/25)	200	201,392
3.40%, 07/08/24 (Call 04/08/24)[a]	50	52,267
3.63%, 07/15/23	300	320,060
3.88%, 07/15/20	400	433,040
5.75%, 04/15/18	200	218,207

		11,410,039
TELECOMMUNICATIONS — 1.36%
America Movil SAB de CV
5.00%, 03/30/20	875	958,587
5.63%, 11/15/17[a]	150	159,038
AT&T Inc.
1.40%, 12/01/17[a]	622	617,819
1.60%, 02/15/17[a]	400	400,599
2.30%, 03/11/19	1,375	1,380,513
2.45%, 06/30/20 (Call 05/30/20)	200	198,198
3.00%, 02/15/22[a]	675	670,579
3.00%, 06/30/22 (Call 04/30/22)	450	444,328
3.40%, 05/15/25 (Call 02/15/25)[a]	617	604,476
3.88%, 08/15/21[a]	300	313,098
3.90%, 03/11/24 (Call 12/11/23)	700	724,184
4.13%, 02/17/26 (Call 11/17/25)	250	258,164
4.45%, 05/15/21	650	695,046
5.50%, 02/01/18	750	799,377
British Telecommunications PLC
2.35%, 02/14/19	250	252,192
5.95%, 01/15/18[a]	150	161,431

54	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.38%, 12/15/17	$25	$25,104
3.85%, 04/15/23	235	237,295
Cisco Systems Inc.
1.60%, 02/28/19	125	125,538
1.65%, 06/15/18[a]	1,000	1,006,474
2.20%, 02/28/21	105	106,187
2.60%, 02/28/23	250	253,200
3.63%, 03/04/24[a]	1,000	1,075,826
4.95%, 02/15/19	500	548,734
Corning Inc.
4.25%, 08/15/20[a]	50	52,971
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)[a]	55	55,875
4.40%, 12/15/20	150	159,495
Juniper Networks Inc.
4.50%, 03/15/24[a]	550	544,100
4.60%, 03/15/21	350	364,567
Motorola Solutions Inc.
3.50%, 09/01/21[a]	125	119,045
3.50%, 03/01/23	250	215,460
3.75%, 05/15/22	225	207,454
7.50%, 05/15/25[a]	200	220,345
Orange SA
2.75%, 02/06/19[a]	500	510,441
4.13%, 09/14/21[a]	50	53,410
5.38%, 07/08/19	50	55,030
Qwest Corp.
6.75%, 12/01/21	150	159,750
7.25%, 09/15/25[a]	300	331,500
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	60	60,889
4.10%, 10/01/23 (Call 07/01/23)[a]	300	319,927
6.80%, 08/15/18	125	138,856
Telefonica Emisiones SAU
3.19%, 04/27/18	500	506,770
5.46%, 02/16/21[a]	450	493,359
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	200	220,468
Verizon Communications Inc.
1.35%, 06/09/17[a]	275	274,337

Security	Principal (000s)	Value
2.45%, 11/01/22 (Call 08/01/22)	$1,100	$1,063,860
2.55%, 06/17/19[a]	1,250	1,277,325
2.63%, 02/21/20	250	253,055
3.00%, 11/01/21 (Call 09/01/21)[a]	210	213,124
3.45%, 03/15/21[a]	375	389,294
3.50%, 11/01/21[a]	300	312,252
3.50%, 11/01/24 (Call 08/01/24)[a]	1,058	1,079,586
3.65%, 09/14/18	1,225	1,279,332
4.15%, 03/15/24 (Call 12/15/23)	54	57,470
4.50%, 09/15/20[a]	750	814,078
5.15%, 09/15/23	850	960,768
5.50%, 02/15/18	200	213,909
Vodafone Group PLC
1.25%, 09/26/17[a]	500	497,362
1.50%, 02/19/18[a]	200	197,732
2.50%, 09/26/22	225	212,693
2.95%, 02/19/23	225	214,568
4.63%, 07/15/18[a]	500	527,847
5.63%, 02/27/17	500	519,960

		27,164,251
TEXTILES — 0.01%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	250	255,595

		255,595
TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)[a]	45	45,690
Mattel Inc.
2.35%, 05/06/19[a]	200	199,010
3.15%, 03/15/23 (Call 12/15/22)[a]	125	122,128

		366,828
TRANSPORTATION — 0.49%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	150	152,112
3.05%, 03/15/22 (Call 12/15/21)	60	61,863

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.05%, 09/01/22 (Call 06/01/22)	$250	$257,313
3.40%, 09/01/24 (Call 06/01/24)[a]	150	154,790
4.70%, 10/01/19[a]	250	273,749
5.65%, 05/01/17	500	523,948
5.75%, 03/15/18	250	270,511
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	100	98,639
2.75%, 03/01/26 (Call 12/01/25)	60	60,817
2.85%, 12/15/21 (Call 09/15/21)	100	102,576
2.95%, 11/21/24 (Call 08/21/24)	130	134,127
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)[a]	200	191,003
9.45%, 08/01/21	150	195,224
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)[a]	325	324,443
3.70%, 10/30/20 (Call 07/30/20)	250	263,629
4.25%, 06/01/21 (Call 03/01/21)[a]	50	53,720
FedEx Corp.
2.30%, 02/01/20	345	347,304
2.63%, 08/01/22	500	490,522
3.20%, 02/01/25	75	74,245
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	250	255,408
Kansas City Southern
2.35%, 05/15/20 (Call 04/15/20)[b]	100	97,881
3.00%, 05/15/23 (Call 02/15/23)[b]	250	244,102
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	300	294,825
3.00%, 04/01/22 (Call 01/01/22)[a]	100	100,154

Security	Principal (000s)	Value
3.85%, 01/15/24 (Call 10/15/23)[a]	$250	$259,863
5.90%, 06/15/19	75	83,471
7.70%, 05/15/17	520	557,761
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	350	348,231
2.50%, 05/11/20 (Call 04/11/20)	105	102,169
2.65%, 03/02/20 (Call 02/02/20)	50	48,843
2.88%, 09/01/20 (Call 08/01/20)	205	201,796
3.50%, 06/01/17	100	101,355
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	115	115,283
3.75%, 03/15/24 (Call 12/15/23)	550	589,482
4.16%, 07/15/22 (Call 04/15/22)	795	872,407
5.75%, 11/15/17	315	338,720
United Parcel Service Inc.
2.45%, 10/01/22[a]	100	101,701
3.13%, 01/15/21[a]	650	687,773
5.13%, 04/01/19	282	312,574

		9,744,334
TRUCKING & LEASING — 0.04%
GATX Corp.
2.50%, 03/15/19	225	222,319
2.60%, 03/30/20 (Call 02/28/20)	200	192,682
3.90%, 03/30/23[a]	100	100,977
4.85%, 06/01/21[a]	200	210,178

		726,156
WATER — 0.03%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	450	473,650
6.09%, 10/15/17	100	106,499

		580,149

TOTAL CORPORATE BONDS & NOTES
(Cost: $639,853,403)		639,598,459

56	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[f] — 5.00%

CANADA — 0.52%
Canada Government International Bond
1.13%, 03/19/18[a]	$1,000	$1,004,091
Export Development Canada
1.00%, 11/01/18	105	104,918
1.25%, 02/04/19	160	160,689
1.63%, 12/03/19[a]	1,000	1,011,867
Province of British Columbia Canada
1.20%, 04/25/17	750	752,747
Province of Manitoba Canada
1.30%, 04/03/17[a]	1,050	1,053,725
1.75%, 05/30/19[a]	300	302,556
3.05%, 05/14/24[a]	50	53,191
Province of Ontario Canada
1.10%, 10/25/17[a]	1,000	999,632
1.65%, 09/27/19[a]	750	750,138
2.00%, 09/27/18	475	482,525
2.00%, 01/30/19	150	152,085
3.20%, 05/16/24	1,250	1,335,585
4.00%, 10/07/19	200	216,120
4.40%, 04/14/20	250	276,291
Province of Quebec Canada
2.63%, 02/13/23[a]	925	950,796
2.88%, 10/16/24	300	313,665
3.50%, 07/29/20	200	215,573
7.13%, 02/09/24	150	199,284

		10,335,478
CHILE — 0.07%
Chile Government International Bond
2.25%, 10/30/22	400	397,613
3.25%, 09/14/21	400	424,415
3.88%, 08/05/20	600	651,498

		1,473,526
COLOMBIA — 0.13%
Colombia Government International Bond
4.38%, 07/12/21[a]	1,300	1,313,441
7.38%, 03/18/19	550	614,585
8.13%, 05/21/24[a]	200	241,673

Security	Principal (000s)	Value
11.75%, 02/25/20[a]	$400	$515,542

		2,685,241
GERMANY — 0.12%
FMS Wertmanagement AoeR
1.00%, 11/21/17	2,000	1,999,740
1.25%, 07/30/18	300	301,354

		2,301,094
ISRAEL — 0.05%
Israel Government International Bond
5.13%, 03/26/19	912	1,006,666

		1,006,666
ITALY — 0.06%
Italy Government International Bond
5.38%, 06/12/17[a]	500	523,764
6.88%, 09/27/23[a]	580	734,719

		1,258,483
JAPAN — 0.27%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17[a]	800	798,608
1.75%, 07/31/18	3,000	3,023,731
1.75%, 11/13/18	800	805,794
2.13%, 02/10/25	400	394,070
Japan Finance Organization for Municipalities
4.00%, 01/13/21[a]	300	329,122

		5,351,325
MEXICO — 0.20%
Mexico Government International Bond
3.60%, 01/30/25[a]	400	397,540
3.63%, 03/15/22	2,040	2,089,837
4.00%, 10/02/23[a]	300	308,877
4.13%, 01/21/26	200	205,123
5.95%, 03/19/19[a]	900	1,001,490

		4,002,867
PANAMA — 0.03%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)[a]	200	205,396
5.20%, 01/30/20	350	384,100

		589,496

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
PERU — 0.04%
Peruvian Government International Bond
7.13%, 03/30/19	$365	$418,285
7.35%, 07/21/25	300	383,662

		801,947
PHILIPPINES — 0.09%
Philippine Government International Bond
4.00%, 01/15/21[a]	600	657,000
8.38%, 06/17/19[a]	300	364,125
10.63%, 03/16/25	500	800,625

		1,821,750
POLAND — 0.11%
Poland Government International Bond
3.00%, 03/17/23[a]	850	855,313
4.00%, 01/22/24[a]	150	160,500
5.13%, 04/21/21[a]	750	842,437
6.38%, 07/15/19	262	298,816

		2,157,066
SOUTH AFRICA — 0.07%
South Africa Government International Bond
5.50%, 03/09/20[a]	800	835,312
5.88%, 09/16/25	200	209,090
6.88%, 05/27/19	362	393,052

		1,437,454
SOUTH KOREA — 0.17%
Export-Import Bank of Korea
2.25%, 01/21/20	1,000	1,008,506
2.38%, 08/12/19	250	253,512
2.88%, 01/21/25	400	405,770
5.00%, 04/11/22[a]	1,000	1,146,258
Korea International Bond
7.13%, 04/16/19	462	536,702

		3,350,748
SUPRANATIONAL — 2.75%
African Development Bank
0.75%, 11/03/17	143	142,569
1.13%, 03/15/17[a]	750	752,414
1.13%, 03/04/19	218	217,650
1.63%, 10/02/18	550	558,049

Security	Principal (000s)	Value
2.38%, 09/23/21	$328	$341,841
Asian Development Bank
0.75%, 07/28/17	100	99,816
1.13%, 03/15/17	500	501,656
1.38%, 03/23/20	600	600,599
1.50%, 09/28/18	350	354,253
1.50%, 01/22/20	1,000	1,007,188
1.75%, 09/11/18	600	611,036
1.88%, 02/18/22	600	606,977
2.00%, 01/22/25[a]	1,500	1,507,975
Corp. Andina de Fomento
1.50%, 08/08/17	500	500,757
4.38%, 06/15/22	300	328,959
Council of Europe Development Bank
1.13%, 05/31/18	625	625,308
1.50%, 06/19/17	1,000	1,007,991
European Bank for Reconstruction & Development
1.50%, 03/16/20[a]	1,000	1,004,907
1.63%, 11/15/18[a]	600	609,084
European Investment Bank
0.88%, 04/18/17	4,000	4,001,668
1.00%, 03/15/18[a]	1,100	1,098,841
1.00%, 06/15/18	900	897,721
1.63%, 12/18/18	1,000	1,012,881
1.63%, 03/16/20	4,000	4,032,901
1.75%, 03/15/17	1,900	1,917,798
1.75%, 06/17/19	50	50,763
1.88%, 03/15/19	2,000	2,039,217
1.88%, 02/10/25	1,300	1,287,864
2.25%, 08/15/22	450	463,254
2.50%, 04/15/21	200	208,963
2.88%, 09/15/20[a]	150	159,145
3.25%, 01/29/24	1,625	1,784,706
4.00%, 02/16/21[a]	325	362,661
Inter-American Development Bank
0.88%, 03/15/18[a]	400	398,976
1.00%, 07/14/17[a]	1,200	1,201,580
1.13%, 03/15/17[a]	100	100,331
1.38%, 07/15/20[a]	450	449,532
1.75%, 10/15/19[a]	200	203,101
1.75%, 04/14/22	2,600	2,609,077
1.88%, 06/16/20[a]	500	508,909

58	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.13%, 01/15/25[a]	$500	$507,518
3.00%, 02/21/24[a]	200	217,044
4.25%, 09/10/18	1,000	1,079,239
Series GDP
1.25%, 10/15/19[a]	500	498,949
International Bank for Reconstruction & Development
0.88%, 04/17/17[a]	4,500	4,502,926
1.00%, 06/15/18	100	99,859
1.88%, 03/15/19[a]	850	868,098
1.88%, 10/07/22[a]	450	454,755
2.13%, 11/01/20[a]	200	206,075
2.13%, 02/13/23[a]	1,650	1,694,671
2.13%, 03/03/25	200	203,299
2.25%, 06/24/21[a]	1,350	1,396,947
2.50%, 07/29/25[a]	1,800	1,883,184
International Finance Corp.
0.88%, 06/15/18	900	896,403
1.00%, 04/24/17[a]	650	651,455
1.75%, 09/16/19[a]	3,250	3,309,481
Nordic Investment Bank
1.13%, 02/25/19	405	405,064

		55,043,885
SWEDEN — 0.04%
Svensk Exportkredit AB
1.75%, 05/30/17[a]	500	505,187
5.13%, 03/01/17	300	312,528

		817,715
TURKEY — 0.25%
Turkey Government International Bond
3.25%, 03/23/23	2,400	2,205,000
5.63%, 03/30/21[a]	200	212,156
6.75%, 04/03/18	1,450	1,554,023
7.38%, 02/05/25[a]	400	469,408
7.50%, 07/14/17[a]	600	641,616

		5,082,203
URUGUAY — 0.03%
Uruguay Government International Bond
4.50%, 08/14/24[a]	550	576,675

		576,675

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $99,269,282)		100,093,618

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 0.14%

CALIFORNIA — 0.05%
State of California GO
6.20%, 10/01/19	$20	$23,069
State of California GO BAB
5.70%, 11/01/21	300	354,471
6.65%, 03/01/22	400	490,644
University of California RB Series AH
1.80%, 07/01/19	100	100,892

		969,076
FLORIDA — 0.01%
Florida Hurricane Catastrophe Fund Finance Corp. RB Series A
3.00%, 07/01/20	250	257,633

		257,633
ILLINOIS — 0.06%
State of Illinois GO
4.35%, 06/01/18	425	435,684
4.95%, 06/01/23	300	312,384
5.67%, 03/01/18	50	52,794
5.88%, 03/01/19	300	324,273

		1,125,135
NEW JERSEY — 0.02%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/20 (AGM)	50	44,089
0.00%, 02/15/23 (AGM)	600	449,784

		493,873

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $2,798,669)		2,845,717

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 62.25%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.01%
Federal Home Loan Banks
1.00%, 06/21/17	1,700	1,704,034
1.13%, 04/25/18[a]	2,500	2,513,268
5.00%, 11/17/17[a]	1,035	1,107,553

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Federal Home Loan Mortgage Corp.
0.75%, 07/14/17	$8,600	$8,591,444
0.75%, 01/12/18[a]	400	399,373
0.88%, 03/07/18	12,387	12,383,767
1.00%, 03/08/17[a]	1,500	1,504,169
1.25%, 08/01/19[a]	680	683,268
1.25%, 10/02/19[a]	3,416	3,425,211
1.75%, 05/30/19[a]	7,700	7,865,692
2.00%, 08/25/16	300	302,132
2.38%, 01/13/22[a]	5,003	5,238,378
2.50%, 05/27/16	285	286,407
3.75%, 03/27/19	1,905	2,058,970
Federal National Mortgage Association
1.13%, 04/27/17[a]	840	843,691
1.25%, 09/28/16[a]	541	542,980
1.50%, 06/22/20	1,000	1,009,345
1.63%, 01/21/20[a]	13,400	13,607,428
1.75%, 09/12/19[a]	15,150	15,468,286
2.63%, 09/06/24	700	738,719

		80,274,115
U.S. GOVERNMENT OBLIGATIONS — 58.24%
U.S. Treasury Note/Bond
0.50%, 06/15/16	1,800	1,800,486
0.50%, 07/31/17[a]	4,000	3,985,400
0.63%, 08/15/16	500	500,295
0.63%, 02/15/17[a]	4,000	3,997,840
0.63%, 05/31/17[a]	9,000	8,986,680
0.63%, 06/30/17[a]	15,000	14,976,750
0.63%, 07/31/17	2,000	1,996,520
0.63%, 08/31/17[a]	13,700	13,670,956
0.63%, 09/30/17	27,500	27,434,276
0.63%, 11/30/17[a]	9,971	9,941,586
0.75%, 12/31/17	40,885	40,847,385
0.75%, 02/28/18	24,600	24,579,828
0.75%, 03/31/18[a]	4,400	4,395,072
0.88%, 12/31/16	1,000	1,001,760
0.88%, 01/31/17[a]	8,283	8,297,496
0.88%, 02/28/17	11,080	11,099,612
0.88%, 04/30/17[a]	765	766,323
0.88%, 07/15/17	10,000	10,016,700
0.88%, 01/31/18	10,000	10,015,100

Security	Principal (000s)	Value
0.88%, 07/31/19[a]	$3,000	$2,986,140
1.00%, 08/31/16[a]	4,034	4,043,561
1.00%, 09/30/16[a]	1,190	1,193,070
1.00%, 03/31/17	14,872	14,916,169
1.00%, 12/15/17[a]	10,000	10,037,100
1.00%, 05/31/18[a]	18,900	18,973,711
1.00%, 08/31/19	8,500	8,490,565
1.00%, 11/30/19[a]	500	498,395
1.13%, 06/15/18[a]	15,000	15,104,250
1.13%, 01/15/19	15,000	15,094,801
1.13%, 12/31/19[a]	15,168	15,178,769
1.13%, 03/31/20	16,640	16,624,192
1.13%, 04/30/20	8,296	8,285,962
1.25%, 10/31/18	23,200	23,432,464
1.25%, 11/30/18[a]	1,000	1,010,090
1.25%, 01/31/19[a]	3,200	3,232,416
1.25%, 04/30/19[a]	3,000	3,026,910
1.25%, 10/31/19[a]	9,000	9,059,130
1.25%, 01/31/20[a]	2,000	2,009,800
1.25%, 02/29/20	3,921	3,938,723
1.38%, 06/30/18	8,000	8,103,441
1.38%, 07/31/18	12,300	12,463,591
1.38%, 09/30/18	8,889	9,010,245
1.38%, 11/30/18	200	202,730
1.38%, 01/31/20	8,500	8,582,875
1.38%, 03/31/20	6,000	6,052,859
1.38%, 04/30/20	6,400	6,454,592
1.38%, 05/31/20	7,000	7,056,560
1.38%, 09/30/20	38,000	38,268,663
1.38%, 10/31/20	500	503,450
1.50%, 08/31/18[a]	7,220	7,339,202
1.50%, 12/31/18	9,000	9,151,560
1.50%, 01/31/19	12,000	12,202,080
1.50%, 02/28/19	1,000	1,016,950
1.50%, 03/31/19[a]	8,928	9,078,527
1.50%, 05/31/19	10,500	10,674,615
1.50%, 11/30/19[a]	9,000	9,135,631
1.50%, 05/31/20	51,800	52,492,047
1.63%, 03/31/19[a]	3,200	3,265,952
1.63%, 06/30/19[a]	11,300	11,535,944
1.63%, 08/31/19[a]	9,750	9,949,875
1.63%, 12/31/19	6,000	6,117,120
1.63%, 08/15/22[a]	6,000	6,063,479

60	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
1.63%, 11/15/22[a]	$12,219	$12,321,272
1.63%, 02/15/26	6,000	5,936,460
1.75%, 09/30/19[a]	3,000	3,073,320
1.75%, 10/31/20[a]	400	409,336
1.75%, 12/31/20[a]	15,000	15,361,950
1.75%, 02/28/22	2,000	2,035,800
1.75%, 05/15/22	1,000	1,017,180
1.75%, 09/30/22	24,000	24,375,840
1.75%, 01/31/23	16,000	16,240,638
1.75%, 05/15/23	4,945	5,017,593
1.88%, 08/31/17[a]	5,918	6,015,942
1.88%, 09/30/17	9,069	9,225,168
1.88%, 06/30/20[a]	2,500	2,573,125
1.88%, 11/30/21	3,500	3,591,875
1.88%, 05/31/22[a]	1,000	1,024,730
1.88%, 08/31/22	10,000	10,238,700
2.00%, 04/30/16[a]	5,130	5,143,800
2.00%, 07/31/20	550	568,749
2.00%, 09/30/20	16,000	16,556,960
2.00%, 11/30/20[a]	180	186,206
2.00%, 02/28/21	550	569,399
2.00%, 05/31/21[a]	2,000	2,069,680
2.00%, 08/31/21	3,000	3,101,010
2.00%, 10/31/21	2,000	2,066,360
2.00%, 11/15/21[a]	2,500	2,585,150
2.00%, 02/15/22[a]	5,194	5,371,895
2.00%, 07/31/22[a]	10,000	10,315,200
2.00%, 11/30/22	17,000	17,536,690
2.00%, 02/15/23[a]	8,345	8,612,708
2.00%, 02/15/25	11,100	11,356,299
2.00%, 08/15/25	29,000	29,641,769
2.13%, 08/31/20	18,120	18,837,371
2.13%, 01/31/21[a]	14,000	14,577,500
2.13%, 06/30/21[a]	400	416,376
2.13%, 08/15/21	14,295	14,869,373
2.13%, 09/30/21[a]	5,500	5,720,550
2.13%, 12/31/21	34,750	36,132,006
2.13%, 12/31/22	4,200	4,368,840
2.13%, 05/15/25	20,300	20,972,134
2.25%, 03/31/21[a]	2,300	2,408,652
2.25%, 11/15/24	12,500	13,058,251
2.25%, 11/15/25[a]	14,400	15,039,792
2.38%, 07/31/17	29,431	30,103,794
2.38%, 06/30/18[a]	2,500	2,590,825

Security	Principal or Shares (000s)	Value
2.38%, 12/31/20[a]	$5,100	$5,366,322
2.38%, 08/15/24	5,400	5,700,024
2.50%, 06/30/17	6,500	6,651,840
2.50%, 08/15/23[a]	6,590	7,034,628
2.50%, 05/15/24	3,025	3,223,803
2.63%, 04/30/18	4,910	5,100,606
2.63%, 11/15/20	375	398,494
2.75%, 12/31/17	48,400	50,111,422
2.75%, 02/28/18[a]	381	395,653
2.75%, 11/15/23[a]	1,650	1,790,811
2.75%, 02/15/24	1,925	2,088,991
2.88%, 03/31/18[a]	1,430	1,490,532
3.13%, 04/30/17	710	729,788
3.13%, 05/15/19	5,000	5,341,450
3.25%, 12/31/16	1,000	1,021,260
3.25%, 03/31/17[a]	3,000	3,082,080
3.38%, 11/15/19[a]	2,493	2,701,440
3.50%, 05/15/20	353	386,447
3.63%, 08/15/19	2,190	2,382,939
3.63%, 02/15/20	2,010	2,202,699
3.63%, 02/15/21	756	841,284
3.75%, 11/15/18[a]	1,100	1,185,404
4.88%, 08/15/16	452	461,076
6.88%, 08/15/25[a]	2,200	3,190,462
7.50%, 11/15/24[a]	1,500	2,209,470
7.88%, 02/15/21	5,000	6,583,350
8.00%, 11/15/21	5,000	6,819,450
8.50%, 02/15/20[a]	1,667	2,141,795
8.75%, 05/15/20[a]	1,500	1,963,770

		1,166,001,829

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $1,227,962,013)		1,246,275,944

SHORT-TERM INVESTMENTS — 25.88%

MONEY MARKET FUNDS — 25.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,g,h]	454,029	454,029,202
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,g,h]	40,212	40,212,184

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,g]	23,995	$23,995,235

		518,236,621

TOTAL SHORT-TERM INVESTMENTS
(Cost: $518,236,621)		518,236,621

TOTAL INVESTMENTS IN SECURITIES — 125.21%
(Cost: $2,488,119,988)		2,507,050,359
Other Assets, Less Liabilities — (25.21)%		(504,835,023)

NET ASSETS — 100.00%		$2,002,215,336

BAB  —  Build America Bond

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Variable rate security. Rate shown is as of report date.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

62	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 34.95%

ADVERTISING — 0.04%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$25	$24,414
Omnicom Group Inc.
3.63%, 05/01/22	25	25,258
WPP Finance 2010
3.75%, 09/19/24[a]	100	99,339

		149,011
AEROSPACE & DEFENSE — 0.38%
Boeing Co. (The)
0.95%, 05/15/18	75	74,235
2.85%, 10/30/24 (Call 07/30/24)[a]	50	50,972
6.00%, 03/15/19	50	56,290
Embraer Netherlands Finance BV
5.05%, 06/15/25	30	24,825
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)[a]	25	24,537
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)[a]	18	16,919
Lockheed Martin Corp.
1.85%, 11/23/18	25	25,152
2.90%, 03/01/25 (Call 12/01/24)[a]	100	99,754
3.10%, 01/15/23 (Call 11/15/22)	50	51,310
4.07%, 12/15/42	33	32,158
4.70%, 05/15/46 (Call 11/15/45)	100	107,376
Series B
6.15%, 09/01/36	25	30,831
Northrop Grumman Corp.
1.75%, 06/01/18	50	49,976
3.50%, 03/15/21	50	52,374
4.75%, 06/01/43	100	108,533
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	25	25,346
3.13%, 10/15/20[a]	30	31,590
4.20%, 12/15/44 (Call 06/15/44)[a]	25	26,724
United Technologies Corp.
1.80%, 06/01/17	60	60,302
3.10%, 06/01/22	250	259,340
4.50%, 06/01/42	100	102,333
6.05%, 06/01/36	26	31,474

		1,342,351

Security	Principal (000s)	Value
AGRICULTURE — 0.36%
Altria Group Inc.
2.95%, 05/02/23	$100	$99,925
5.38%, 01/31/44	100	112,808
9.95%, 11/10/38	50	81,802
Archer-Daniels-Midland Co.
4.02%, 04/16/43[a]	50	48,283
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	20	20,178
3.50%, 11/24/20 (Call 10/24/20)	45	45,150
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)[a]	75	76,615
Philip Morris International Inc.
2.50%, 08/22/22[a]	25	25,168
2.63%, 03/06/23[a]	100	101,307
4.25%, 11/10/44[a]	50	51,173
4.38%, 11/15/41	25	25,684
4.88%, 11/15/43[a]	25	27,747
5.65%, 05/16/18	140	152,342
6.38%, 05/16/38	25	32,120
Reynolds American Inc.
3.25%, 06/12/20	50	51,952
5.70%, 08/15/35 (Call 02/15/35)	75	84,546
5.85%, 08/15/45 (Call 02/15/45)[a]	50	58,694
6.88%, 05/01/20	125	145,232
7.25%, 06/15/37	26	32,773

		1,273,499
AIRLINES — 0.09%
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28	71	70,372
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	29	28,364
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	45	45,970
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20	29	30,573
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	55	55,186

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
United Airlines 2015-1 Pass Through Trust Class AA
3.45%, 06/01/29	$100	$100,250

		330,715
APPAREL — 0.05%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	100	100,055
3.88%, 11/01/45 (Call 05/01/45)[a]	50	50,747
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	25	25,577

		176,379
AUTO MANUFACTURERS — 0.76%
American Honda Finance Corp.
1.70%, 02/22/19	250	250,489
2.15%, 03/13/20	100	100,303
2.25%, 08/15/19[a]	25	25,239
Daimler Finance North America LLC
8.50%, 01/18/31	25	37,373
Ford Motor Co.
7.45%, 07/16/31	50	60,368
Ford Motor Credit Co. LLC
2.24%, 06/15/18	200	197,349
2.94%, 01/08/19	250	249,863
4.13%, 08/04/25	200	199,110
4.39%, 01/08/26	200	202,350
General Motors Co.
5.20%, 04/01/45[a]	50	42,647
6.25%, 10/02/43	100	96,067
6.60%, 04/01/36 (Call 10/01/35)[a]	50	51,668
General Motors Financial Co. Inc.
2.40%, 04/10/18	100	98,197
3.15%, 01/15/20 (Call 12/15/19)[a]	100	97,251
3.25%, 05/15/18[a]	100	99,593
3.70%, 11/24/20 (Call 10/24/20)	145	142,698
PACCAR Financial Corp.
1.40%, 05/18/18	50	49,684
1.45%, 03/09/18	50	49,761
Toyota Motor Credit Corp.
1.25%, 10/05/17	125	124,820
1.45%, 01/12/18	100	100,015
1.70%, 02/19/19	100	100,282
2.10%, 01/17/19[a]	50	50,683
3.30%, 01/12/22[a]	210	219,843

Security	Principal (000s)	Value
3.40%, 09/15/21	$40	$42,090

		2,687,743
AUTO PARTS & EQUIPMENT — 0.06%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)[a]	25	22,235
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)[a]	50	51,032
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)[a]	25	24,970
4.25%, 03/01/21	50	52,321
4.95%, 07/02/64 (Call 01/02/64)	50	43,419

		193,977
BANKS — 8.18%
Abbey National Treasury Services PLC/United Kingdom
2.00%, 08/24/18	25	24,945
2.38%, 03/16/20[a]	275	270,696
3.05%, 08/23/18	100	102,303
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)[a]	85	84,538
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	50	50,375
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20[a]	200	196,833
Bank of America Corp.
1.70%, 08/25/17[a]	100	99,547
2.60%, 01/15/19	350	351,226
3.30%, 01/11/23	50	49,721
3.88%, 03/22/17	160	163,733
4.00%, 01/22/25	350	341,254
4.13%, 01/22/24[a]	133	138,301
4.20%, 08/26/24	500	498,540
4.25%, 10/22/26	125	124,030
5.00%, 05/13/21	100	109,351
5.00%, 01/21/44	30	31,680
5.42%, 03/15/17	100	103,455
5.63%, 07/01/20	100	110,797
5.65%, 05/01/18	200	213,236
5.70%, 01/24/22	50	56,321
5.75%, 12/01/17[a]	100	105,860
6.40%, 08/28/17	208	220,461

64	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Series L
4.75%, 04/21/45	$50	$45,871
Bank of Montreal
1.40%, 04/10/18[a]	35	34,755
1.45%, 04/09/18 (Call 03/09/18)	250	248,509
2.38%, 01/25/19 (Call 12/25/18)	125	126,578
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	25	25,093
2.45%, 11/27/20 (Call 10/27/20)[a]	75	75,258
2.60%, 08/17/20 (Call 07/17/20)	210	212,600
3.55%, 09/23/21 (Call 08/23/21)	25	26,113
3.65%, 02/04/24 (Call 01/05/24)	25	26,323
Bank of Nova Scotia (The)
1.45%, 04/25/18[a]	250	248,206
1.70%, 06/11/18 (Call 05/11/18)	75	74,764
2.05%, 06/05/19	50	49,980
4.38%, 01/13/21[a]	25	27,150
4.50%, 12/16/25	50	48,869
Barclays PLC
2.88%, 06/08/20	250	239,326
3.25%, 01/12/21	250	241,703
3.65%, 03/16/25	200	182,717
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	50	50,395
2.45%, 01/15/20 (Call 12/15/19)	50	50,323
3.95%, 03/22/22 (Call 02/22/22)	100	105,323
BNP Paribas SA
2.70%, 08/20/18	150	152,193
3.25%, 03/03/23[a]	50	50,749
5.00%, 01/15/21	120	132,882
BPCE SA
2.50%, 07/15/19	250	250,702
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)[a]	45	44,842
Capital One Financial Corp.
3.50%, 06/15/23[a]	350	346,846
4.20%, 10/29/25 (Call 09/29/25)[a]	100	98,116
Capital One N.A./Mclean VA
1.65%, 02/05/18 (Call 01/05/18)	250	246,341
Citigroup Inc.
1.55%, 08/14/17[a]	50	49,792
1.80%, 02/05/18	125	124,197

Security	Principal (000s)	Value
2.05%, 12/07/18	$100	$99,116
2.50%, 07/29/19[a]	100	99,894
2.65%, 10/26/20[a]	100	99,732
3.30%, 04/27/25	20	19,810
3.50%, 05/15/23[a]	200	196,969
3.70%, 01/12/26[a]	200	204,291
3.75%, 06/16/24	84	85,976
3.88%, 03/26/25	100	96,169
4.00%, 08/05/24[a]	36	35,767
4.40%, 06/10/25	350	348,891
4.45%, 09/29/27	50	48,930
4.65%, 07/30/45[a]	75	75,481
5.30%, 05/06/44	25	24,963
5.50%, 09/13/25[a]	75	80,213
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)	50	50,415
Commonwealth Bank of Australia/New York NY
2.40%, 11/02/20[a]	250	250,093
2.50%, 09/20/18	100	101,459
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	250	249,754
3.88%, 02/08/22	125	131,691
4.38%, 08/04/25[a]	250	251,602
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20[a,b]	250	244,426
3.75%, 03/26/25[a]	250	234,889
3.80%, 09/15/22	150	146,707
Deutsche Bank AG
2.95%, 08/20/20[a]	50	48,626
Deutsche Bank AG/London
1.88%, 02/13/18	75	72,802
3.70%, 05/30/24[a]	50	48,131
6.00%, 09/01/17	422	441,769
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	50	51,361
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)[a]	200	200,736
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18[a]	100	100,300
2.55%, 10/23/19	50	49,857
2.60%, 04/23/20 (Call 03/23/20)[a]	45	44,787

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.63%, 01/31/19[a]	$100	$100,538
2.75%, 09/15/20 (Call 08/15/20)	50	49,891
2.90%, 07/19/18[a]	100	101,379
3.63%, 01/22/23	100	101,731
3.75%, 05/22/25 (Call 02/22/25)[a]	125	126,031
4.00%, 03/03/24	100	103,173
4.80%, 07/08/44 (Call 01/08/44)[a]	250	253,468
5.15%, 05/22/45[a]	100	95,494
6.00%, 06/15/20[a]	100	112,321
6.13%, 02/15/33	25	29,196
6.15%, 04/01/18	160	172,316
6.45%, 05/01/36	25	27,515
6.75%, 10/01/37	281	318,884
HSBC Holdings PLC
4.25%, 03/14/24[a]	500	490,278
5.25%, 03/14/44[a]	200	189,890
HSBC USA Inc.
1.30%, 06/23/17[a]	100	99,494
2.38%, 11/13/19[a]	350	343,441
3.50%, 06/23/24	100	99,702
JPMorgan Chase & Co.
2.00%, 08/15/17	100	100,513
2.20%, 10/22/19	50	49,752
2.55%, 10/29/20 (Call 09/29/20)[a]	100	100,123
2.75%, 06/23/20 (Call 05/23/20)[a]	225	227,501
3.13%, 01/23/25 (Call 10/23/24)[a]	75	74,158
3.38%, 05/01/23[a]	100	98,330
3.63%, 05/13/24[a]	250	256,851
3.90%, 07/15/25 (Call 04/15/25)[a]	550	578,415
4.25%, 10/15/20	120	127,646
4.95%, 03/25/20	100	108,725
4.95%, 06/01/45[a]	50	50,463
5.50%, 10/15/40	50	57,723
5.60%, 07/15/41	55	64,467
6.00%, 01/15/18[a]	250	267,364
6.40%, 05/15/38[a]	200	254,321
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	300	299,674
5.10%, 03/24/21	100	109,691
KfW
0.00%, 04/18/36	350	195,377
0.75%, 03/17/17	200	199,861
1.00%, 01/26/18[a]	100	100,051

Security	Principal (000s)	Value
1.50%, 04/20/20	$100	$100,281
1.88%, 04/01/19	500	509,868
1.88%, 06/30/20	400	406,937
2.00%, 05/02/25[a]	100	100,379
2.38%, 08/25/21	100	103,971
2.63%, 01/25/22	100	105,313
2.75%, 09/08/20	150	158,493
4.00%, 01/27/20	450	494,259
Korea Development Bank (The)
1.50%, 01/22/18	200	199,067
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	150	149,822
2.38%, 06/10/25	100	103,419
Lloyds Bank PLC
1.75%, 05/14/18	100	99,268
2.70%, 08/17/20	200	200,910
4.20%, 03/28/17	30	30,847
Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (Call 12/30/18)	250	251,419
Morgan Stanley
1.88%, 01/05/18	70	69,701
2.50%, 01/24/19	100	100,550
3.70%, 10/23/24	250	252,925
3.75%, 02/25/23	200	205,053
3.88%, 01/27/26	165	169,146
4.00%, 07/23/25	135	139,146
4.10%, 05/22/23[a]	30	30,202
4.30%, 01/27/45[a]	55	52,546
4.75%, 03/22/17	20	20,628
4.88%, 11/01/22	200	210,486
5.50%, 01/26/20[a]	100	109,948
5.50%, 07/28/21[a]	120	134,418
5.75%, 01/25/21	200	225,649
6.25%, 08/09/26	100	115,428
7.30%, 05/13/19	250	285,325
MUFG Americas Holdings Corp.
3.50%, 06/18/22	50	51,798
National Australia Bank Ltd./New York
2.75%, 03/09/17	250	253,563
Northern Trust Corp.
2.38%, 08/02/22	40	39,538

66	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Oesterreichische Kontrollbank AG
0.75%, 05/19/17	$150	$149,815
1.38%, 02/10/20[a]	100	99,677
1.50%, 10/21/20	700	699,074
5.00%, 04/25/17	150	157,016
PNC Bank N.A.
3.25%, 06/01/25 (Call 05/02/25)[a,c]	250	252,147
Royal Bank of Canada
1.50%, 01/16/18[a]	350	349,280
2.00%, 12/10/18	100	100,156
2.20%, 07/27/18[a]	25	25,199
2.35%, 10/30/20[a]	50	50,107
4.65%, 01/27/26[a]	50	49,836
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)[a]	25	24,123
4.50%, 07/17/25 (Call 04/17/25)	50	48,908
Santander UK Group Holdings PLC
3.13%, 01/08/21	100	99,213
State Street Corp.
3.70%, 11/20/23[a]	125	131,945
4.96%, 03/15/18	25	26,218
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19[a]	250	249,897
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	100	100,258
6.00%, 09/11/17	28	29,680
Svenska Handelsbanken AB
2.88%, 04/04/17	250	254,139
Toronto-Dominion Bank (The)
1.40%, 04/30/18[a]	100	99,387
2.13%, 07/02/19[a]	100	100,360
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	75	77,793
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)[a]	250	250,558
UBS AG/Stamford CT
5.75%, 04/25/18	200	216,841
Wachovia Corp.
5.75%, 06/15/17	35	36,826
5.75%, 02/01/18	100	107,326
Wells Fargo & Co.
2.10%, 05/08/17	400	403,319
2.55%, 12/07/20[a]	250	251,437

Security	Principal (000s)	Value
3.55%, 09/29/25[a]	$100	$103,776
3.90%, 05/01/45[a]	250	239,894
4.10%, 06/03/26[a]	250	256,496
4.13%, 08/15/23	250	261,992
4.90%, 11/17/45	150	152,597
5.38%, 11/02/43	50	53,104
Westpac Banking Corp.
1.60%, 01/12/18[a]	150	149,699
2.25%, 07/30/18	50	50,480
2.25%, 01/17/19	200	201,600

		28,845,550
BEVERAGES — 0.92%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19[a]	100	101,182
2.63%, 01/17/23[a]	125	123,474
2.65%, 02/01/21 (Call 01/01/21)[a]	100	101,632
3.30%, 02/01/23 (Call 12/01/22)	50	51,311
3.65%, 02/01/26 (Call 11/01/25)	700	721,233
4.63%, 02/01/44[a]	100	103,434
4.90%, 02/01/46 (Call 08/01/45)[a]	350	375,095
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	20	19,742
5.00%, 04/15/20	20	22,053
5.38%, 01/15/20	100	111,048
7.75%, 01/15/19[a]	85	98,541
8.20%, 01/15/39[a]	43	62,696
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	25	24,762
Coca-Cola Co. (The)
2.88%, 10/27/25[a]	95	96,880
3.20%, 11/01/23	50	52,816
3.30%, 09/01/21	50	53,447
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	100	100,563
Diageo Capital PLC
1.50%, 05/11/17	50	50,093
4.83%, 07/15/20	50	55,357
5.88%, 09/30/36	91	111,010
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18	100	110,411
Molson Coors Brewing Co.
3.50%, 05/01/22	50	51,336

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
PepsiCo Inc.
1.25%, 08/13/17	$20	$20,054
1.25%, 04/30/18[a]	50	49,988
2.15%, 10/14/20 (Call 09/14/20)[a]	50	50,538
2.75%, 03/01/23[a]	50	51,378
2.75%, 04/30/25 (Call 01/30/25)[a]	50	50,310
3.00%, 08/25/21[a]	150	156,948
4.45%, 04/14/46 (Call 10/14/45)	125	134,259
5.00%, 06/01/18	100	107,663
7.90%, 11/01/18	30	34,776

		3,254,030
BIOTECHNOLOGY — 0.58%
Amgen Inc.
2.13%, 05/15/17[a]	75	75,520
2.70%, 05/01/22 (Call 03/01/22)	100	98,758
3.45%, 10/01/20[a]	25	26,109
3.63%, 05/15/22 (Call 02/15/22)	25	25,886
4.40%, 05/01/45 (Call 11/01/44)[a]	100	95,568
4.95%, 10/01/41	50	49,570
5.15%, 11/15/41 (Call 05/15/41)	60	61,193
5.70%, 02/01/19	250	276,733
6.40%, 02/01/39	75	88,541
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)[a]	100	103,438
5.20%, 09/15/45 (Call 03/15/45)[a]	50	51,060
6.88%, 03/01/18	50	54,507
Celgene Corp.
2.88%, 08/15/20	150	152,222
3.63%, 05/15/24 (Call 02/15/24)	50	50,461
4.00%, 08/15/23	150	156,472
4.63%, 05/15/44 (Call 11/15/43)	25	23,554
5.00%, 08/15/45 (Call 02/15/45)[a]	50	51,083
Gilead Sciences Inc.
2.05%, 04/01/19	50	50,580
2.55%, 09/01/20	40	40,646
3.25%, 09/01/22 (Call 07/01/22)	100	103,649
3.50%, 02/01/25 (Call 11/01/24)	50	51,814
4.40%, 12/01/21 (Call 09/01/21)	25	27,533
4.50%, 02/01/45 (Call 08/01/44)	25	25,363
4.60%, 09/01/35 (Call 03/01/35)	150	155,610
4.75%, 03/01/46 (Call 09/01/45)[a]	100	105,075
5.65%, 12/01/41 (Call 06/01/41)[a]	25	28,937

		2,029,882

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.03%
CRH America Inc.
5.75%, 01/15/21	$50	$56,016
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	20	20,261
7.00%, 12/01/36	25	27,100

		103,377
CHEMICALS — 0.57%
Agrium Inc.
3.38%, 03/15/25 (Call 12/15/24)	100	91,780
4.90%, 06/01/43 (Call 12/01/42)	25	21,600
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	31	31,004
CF Industries Inc.
5.15%, 03/15/34	25	21,422
5.38%, 03/15/44[a]	75	63,670
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	50	47,457
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)[a]	75	75,209
4.25%, 11/15/20 (Call 08/15/20)	50	53,144
4.25%, 10/01/34 (Call 04/01/34)	50	45,552
4.63%, 10/01/44 (Call 04/01/44)[a]	125	115,941
5.25%, 11/15/41 (Call 05/15/41)[a]	25	24,860
8.55%, 05/15/19	25	29,324
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	100	99,309
3.80%, 03/15/25 (Call 12/15/24)[a]	50	48,577
Ecolab Inc.
4.35%, 12/08/21	100	108,639
EI du Pont de Nemours & Co.
2.80%, 02/15/23[a]	256	249,794
4.15%, 02/15/43	25	22,008
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)[a]	50	45,164
5.25%, 07/15/43	50	46,833
Monsanto Co.
2.85%, 04/15/25 (Call 01/15/25)[a]	25	23,662
3.95%, 04/15/45 (Call 10/15/44)	50	39,977
4.40%, 07/15/44 (Call 01/15/44)[a]	25	21,684
4.70%, 07/15/64 (Call 01/15/64)	25	19,544
5.50%, 08/15/25	50	55,270

68	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	$50	$48,742
5.45%, 11/15/33 (Call 05/15/33)	20	18,997
5.63%, 11/15/43 (Call 05/15/43)	25	23,231
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	100	92,869
3.25%, 12/01/17	30	30,490
5.63%, 12/01/40[a]	55	58,152
PPG Industries Inc.
3.60%, 11/15/20	50	51,224
Praxair Inc.
2.25%, 09/24/20[a]	50	50,571
2.45%, 02/15/22 (Call 11/15/21)	75	75,291
3.55%, 11/07/42 (Call 05/07/42)	50	46,253
Sherwin-Williams Co. (The)
1.35%, 12/15/17	50	49,875
Valspar Corp. (The)
3.30%, 02/01/25 (Call 11/01/24)[a]	30	29,450
4.40%, 02/01/45 (Call 08/01/44)	25	23,408

		1,999,977
COMMERCIAL SERVICES — 0.21%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)[a]	40	40,817
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	50	52,478
Catholic Health Initiatives
4.35%, 11/01/42	25	24,582
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	25	26,051
MasterCard Inc.
3.38%, 04/01/24	25	26,178
McGraw Hill Financial Inc.
4.00%, 06/15/25 (Call 03/15/25)	100	102,354
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)[a]	100	101,855
Princeton University
Series A
4.95%, 03/01/19	40	44,204
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)[a]	100	99,959
4.25%, 08/15/24 (Call 05/15/24)	50	50,030
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)[a]	25	24,920

Security	Principal (000s)	Value
Western Union Co. (The)
5.25%, 04/01/20	$134	$142,667

		736,095
COMPUTERS — 0.75%
Apple Inc.
1.00%, 05/03/18[a]	75	74,725
1.05%, 05/05/17	250	250,170
1.70%, 02/22/19	100	101,010
2.25%, 02/23/21 (Call 01/23/21)	100	101,811
3.20%, 05/13/25[a]	40	41,285
3.25%, 02/23/26 (Call 11/23/25)	200	206,737
3.45%, 05/06/24[a]	55	57,962
3.85%, 05/04/43[a]	100	92,980
4.38%, 05/13/45[a]	225	227,040
4.65%, 02/23/46 (Call 08/23/45)	50	52,480
Computer Sciences Corp.
4.45%, 09/15/22[a]	33	32,684
EMC Corp./MA
3.38%, 06/01/23 (Call 03/01/23)[a]	100	82,708
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[b]	10	9,978
3.60%, 10/15/20 (Call 09/15/20)[a,b]	110	109,593
4.90%, 10/15/25 (Call 07/15/25)[a,b]	110	104,786
6.35%, 10/15/45 (Call 04/15/45)[b]	60	51,209
HP Inc.
3.75%, 12/01/20[a]	17	17,305
4.38%, 09/15/21[a]	150	150,642
6.00%, 09/15/41	50	40,753
International Business Machines Corp.
1.13%, 02/06/18[a]	100	99,589
1.25%, 02/08/18	100	99,826
2.25%, 02/19/21	100	100,839
3.63%, 02/12/24[a]	100	104,813
4.70%, 02/19/46	100	104,629
5.88%, 11/29/32	100	121,211
6.22%, 08/01/27[a]	50	63,295
NetApp Inc.
2.00%, 12/15/17	25	24,916
Seagate HDD Cayman
3.75%, 11/15/18[a]	100	98,000

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.75%, 12/01/34 (Call 06/01/34)	$25	$14,937

		2,637,913
COSMETICS & PERSONAL CARE — 0.15%
Colgate-Palmolive Co.
1.75%, 03/15/19	50	50,724
4.00%, 08/15/45	25	26,572
Estee Lauder Companies Inc. (The)
4.38%, 06/15/45 (Call 12/15/44)	25	26,199
Procter & Gamble Co. (The)
1.60%, 11/15/18[a]	50	50,636
1.90%, 11/01/19	50	51,048
2.30%, 02/06/22	250	253,875
3.10%, 08/15/23[a]	20	21,117
5.55%, 03/05/37	30	37,754

		517,925
DISTRIBUTION & WHOLESALE — 0.07%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)[a]	50	50,902
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)[a]	100	95,637
5.25%, 09/01/17[a]	15	15,594
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	75	81,303

		243,436
DIVERSIFIED FINANCIAL SERVICES — 1.31%
Affiliated Managers Group Inc.
3.50%, 08/01/25	75	71,845
Air Lease Corp.
4.75%, 03/01/20	50	50,597
Alterra Finance LLC
6.25%, 09/30/20	50	56,742
American Express Co.
4.05%, 12/03/42[a]	44	42,193
American Express Credit Corp.
1.55%, 09/22/17	35	34,871
1.88%, 11/05/18 (Call 10/05/18)[a]	35	34,812
2.13%, 03/18/19[a]	100	99,861
2.38%, 05/26/20 (Call 04/25/20)[a]	380	378,077
Ameriprise Financial Inc.
3.70%, 10/15/24[a]	50	52,018
Bear Stearns Companies LLC (The)
6.40%, 10/02/17[a]	50	53,302
7.25%, 02/01/18	100	109,541

Security	Principal (000s)	Value
Charles Schwab Corp. (The)
4.45%, 07/22/20	$25	$27,462
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	25	28,711
Credit Suisse USA Inc.
7.13%, 07/15/32	50	62,359
Discover Financial Services
5.20%, 04/27/22	150	157,049
E*TRADE Financial Corp.
4.63%, 09/15/23 (Call 03/15/18)	50	49,000
Eaton Vance Corp.
6.50%, 10/02/17	100	106,840
Franklin Resources Inc.
2.85%, 03/30/25[a]	25	24,007
GE Capital International Funding Co.
4.42%, 11/15/35[b]	450	467,961
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)[a]	200	204,219
4.38%, 09/16/20	50	55,082
5.50%, 01/08/20[a]	100	113,825
5.88%, 01/14/38	50	62,652
6.88%, 01/10/39	25	34,719
Series A
6.75%, 03/15/32	173	229,904
Goldman Sachs Capital I
6.35%, 02/15/34	25	28,127
HSBC Finance Corp.
6.68%, 01/15/21	67	74,639
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	187	192,867
4.00%, 10/15/23	50	52,199
International Lease Finance Corp.
7.13%, 09/01/18[b]	150	162,750
Invesco Finance PLC
4.00%, 01/30/24	50	52,450
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)[a]	50	51,429
Jefferies Group LLC
5.13%, 01/20/23[a]	25	24,409
8.50%, 07/15/19	100	113,004
Lazard Group LLC
3.75%, 02/13/25	25	22,364
4.25%, 11/14/20	100	102,692

70	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Legg Mason Inc.
3.95%, 07/15/24	$50	$49,502
Murray Street Investment Trust I
4.65%, 03/09/17[d]	130	133,356
Nasdaq Inc.
5.55%, 01/15/20[a]	50	54,778
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	20	19,945
2.30%, 11/01/20 (Call 10/01/20)	50	50,497
2.35%, 06/15/20 (Call 05/15/20)	50	50,357
3.05%, 02/15/22 (Call 11/15/21)	30	31,000
3.25%, 11/01/25 (Call 08/01/25)[a]	25	25,839
Nomura Holdings Inc.
6.70%, 03/04/20[a]	25	28,600
ORIX Corp.
3.75%, 03/09/17	50	50,880
Stifel Financial Corp.
4.25%, 07/18/24	50	49,335
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)[a]	50	50,759
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	200	203,436
3.15%, 12/14/25 (Call 09/14/25)[a]	165	171,046
4.15%, 12/14/35 (Call 06/14/35)[a]	50	52,940
4.30%, 12/14/45 (Call 06/14/45)	100	106,947

		4,613,796
ELECTRIC — 2.39%
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)[a]	50	50,715
3.65%, 02/15/26 (Call 11/15/25)	75	76,907
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	25	25,885
4.30%, 07/01/44 (Call 01/01/44)	25	26,733
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	130	127,119
6.38%, 04/01/36	25	29,115
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	50	50,434
4.35%, 11/15/45 (Call 05/15/45)	25	26,905
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	25	25,005
2.40%, 02/01/20 (Call 01/01/20)[a]	25	25,283

Security	Principal (000s)	Value
3.75%, 11/15/23 (Call 08/15/23)	$50	$52,861
6.13%, 04/01/36	62	73,763
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	25	26,411
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	30	28,232
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	100	102,082
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	50	47,359
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	25	26,394
4.63%, 12/01/54 (Call 06/01/54)	50	51,978
5.50%, 12/01/39	35	41,443
5.85%, 04/01/18	50	54,184
Series 08-B
6.75%, 04/01/38[a]	50	67,268
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	25	26,281
4.10%, 11/15/45 (Call 05/15/45)[a]	25	26,226
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	15	14,976
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	200	200,610
6.30%, 03/15/33	125	146,495
7.00%, 06/15/38	50	61,716
Series B
5.95%, 06/15/35	50	56,433
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)	50	53,458
4.30%, 07/01/44 (Call 01/01/44)	50	53,733
Series A
6.63%, 06/01/36	25	33,585
DTE Energy Co.
Series C
3.50%, 06/01/24 (Call 03/01/24)[a]	50	50,905
Duke Energy Carolinas LLC
5.30%, 02/15/40	50	59,186
6.10%, 06/01/37	100	123,945
Duke Energy Corp.
1.63%, 08/15/17	100	99,948
3.05%, 08/15/22 (Call 05/15/22)	25	25,111
3.55%, 09/15/21 (Call 06/15/21)[a]	50	52,155

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Duke Energy Florida LLC
5.65%, 04/01/40	$25	$30,983
6.40%, 06/15/38	50	66,608
Duke Energy Indiana LLC
6.45%, 04/01/39	25	33,442
Duke Energy Ohio Inc.
5.45%, 04/01/19	25	27,794
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	100	102,368
3.00%, 09/15/21 (Call 06/15/21)	25	26,120
4.20%, 08/15/45 (Call 02/15/45)	50	51,795
Entergy Arkansas Inc.
3.05%, 06/01/23 (Call 03/01/23)	100	100,809
3.50%, 04/01/26 (Call 01/01/26)	175	184,067
3.75%, 02/15/21 (Call 11/15/20)	60	63,472
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	40	41,969
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	25	25,738
Entergy Texas Inc.
7.13%, 02/01/19	25	28,450
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	125	122,279
Series H
3.15%, 01/15/25 (Call 10/15/24)[a]	50	49,459
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)[b]	319	322,841
4.95%, 06/15/35 (Call 12/15/34)[b]	25	25,274
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	50	49,960
5.20%, 10/01/19[a]	100	107,905
5.60%, 06/15/42 (Call 12/15/41)[a]	50	45,174
FirstEnergy Solutions Corp.
6.80%, 08/15/39[a]	35	32,277
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)[a]	200	203,817
3.13%, 12/01/25 (Call 06/01/25)[a]	50	51,972
4.05%, 06/01/42 (Call 12/01/41)	50	52,379
Georgia Power Co.
5.40%, 06/01/40	100	112,721
Series 10-C
4.75%, 09/01/40	25	26,382
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[d]	90	99,893

Security	Principal (000s)	Value
Hydro-Quebec
1.38%, 06/19/17	$35	$35,203
9.38%, 04/15/30	25	42,384
Indiana Michigan Power Co.
7.00%, 03/15/19	24	27,132
ITC Holdings Corp.
5.30%, 07/01/43 (Call 01/01/43)	25	25,142
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	50	52,224
Kentucky Utilities Co.
3.30%, 10/01/25 (Call 07/01/25)	25	26,207
4.38%, 10/01/45 (Call 04/01/45)	25	27,101
5.13%, 11/01/40 (Call 05/01/40)	15	17,599
LG&E and KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	50	53,694
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)[a]	25	27,010
Series 25
3.30%, 10/01/25 (Call 07/01/25)	25	26,207
MidAmerican Energy Co.
4.25%, 05/01/46 (Call 11/01/45)	50	52,249
4.40%, 10/15/44 (Call 04/15/44)	125	134,280
Mississippi Power Co.
Series 12-A
4.25%, 03/15/42	125	94,888
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	50	58,866
6.50%, 08/01/18	20	22,167
NiSource Finance Corp.
5.45%, 09/15/20	25	27,595
6.13%, 03/01/22[a]	200	232,641
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	75	74,234
2.20%, 08/15/20 (Call 07/15/20)	30	30,514
Oglethorpe Power Corp.
4.55%, 06/01/44[a]	25	24,764
Ohio Power Co.
6.05%, 05/01/18	25	27,057
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	25	27,021
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)[a]	50	51,059
5.25%, 09/30/40	25	27,534
7.00%, 09/01/22	61	74,023

72	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Pacific Gas & Electric Co.
3.75%, 02/15/24 (Call 11/15/23)	$100	$106,536
4.75%, 02/15/44 (Call 08/15/43)	50	54,630
6.05%, 03/01/34	100	121,637
6.25%, 03/01/39	25	31,777
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	50	51,526
3.85%, 06/15/21 (Call 03/15/21)	50	53,566
5.50%, 01/15/19	50	54,989
6.00%, 01/15/39	50	63,318
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)[a]	25	25,735
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	50	49,866
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)	50	51,947
5.13%, 04/15/20[a]	25	27,226
8.63%, 04/15/31[a]	161	193,760
Public Service Co. of Colorado
4.30%, 03/15/44 (Call 09/15/43)	50	53,097
4.75%, 08/15/41 (Call 02/15/41)	50	56,227
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)[a]	50	51,715
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)[a]	50	49,781
4.15%, 11/01/45 (Call 05/01/45)[a]	25	26,398
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	25	28,094
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	50	53,508
6.27%, 03/15/37	25	32,362
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	25	26,652
Series NNN
3.60%, 09/01/23 (Call 06/01/23)	50	53,486
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	50	52,771
South Carolina Electric & Gas Co.
5.10%, 06/01/65 (Call 12/01/64)	50	54,738
5.25%, 11/01/18	25	27,241
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	102	112,727
6.00%, 01/15/34	42	53,212
Series 05-B
5.55%, 01/15/36	50	59,789

Security	Principal (000s)	Value
Series 08-A
5.95%, 02/01/38	$25	$31,815
Southern Co. (The)
2.75%, 06/15/20 (Call 05/15/20)	225	225,698
Southern Power Co.
5.15%, 09/15/41	30	27,568
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	50	49,921
4.35%, 05/15/44 (Call 11/15/43)	25	26,071
TransAlta Corp.
1.90%, 06/03/17	50	46,875
6.50%, 03/15/40	25	13,000
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	50	48,871
5.15%, 11/15/21 (Call 08/15/21)	25	28,059
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)[a]	25	25,719
Series D
4.65%, 08/15/43 (Call 02/15/43)	50	53,950
WEC Energy Group Inc.
1.65%, 06/15/18[a]	250	249,208
3.55%, 06/15/25 (Call 03/15/25)	50	51,597
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)[a]	50	52,114
4.10%, 04/01/43 (Call 10/01/42)	25	25,698
4.25%, 12/01/45 (Call 06/01/45)	60	64,410
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	75	77,419
5.00%, 07/15/19	25	27,252
6.38%, 08/15/37	25	33,455
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)[a]	50	50,602

		8,413,195
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	50	51,098
4.25%, 11/15/20[a]	30	32,634
Legrand France SA
8.50%, 02/15/25	25	33,642

		117,374
ELECTRONICS — 0.34%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	100	102,719
5.00%, 07/15/20	50	54,343

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	$50	$48,913
Avnet Inc.
4.88%, 12/01/22[a]	25	25,950
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	40	39,392
Flextronics International Ltd.
4.75%, 06/15/25 (Call 03/15/25)	70	66,500
Honeywell International Inc.
4.25%, 03/01/21	125	138,815
5.38%, 03/01/41	25	29,825
Jabil Circuit Inc.
5.63%, 12/15/20	50	51,761
Koninklijke Philips NV
3.75%, 03/15/22	60	62,176
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	150	158,891
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	50	49,800
2.40%, 02/01/19	50	50,193
3.15%, 01/15/23 (Call 10/15/22)	50	48,964
3.60%, 08/15/21 (Call 05/15/21)	80	81,768
4.15%, 02/01/24 (Call 11/01/23)[a]	100	104,057
4.50%, 03/01/21[a]	25	26,565
5.30%, 02/01/44 (Call 08/01/43)	25	26,460
Trimble Navigation Ltd.
4.75%, 12/01/24 (Call 09/01/24)[a]	25	24,837

		1,191,929
ENGINEERING & CONSTRUCTION — 0.01%
ABB Finance USA Inc.
2.88%, 05/08/22	50	50,605

		50,605
ENVIRONMENTAL CONTROL — 0.08%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	100	99,911
4.75%, 05/15/23 (Call 02/15/23)	25	27,709
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)[a]	50	50,283
4.10%, 03/01/45 (Call 09/01/44)	100	98,008

		275,911
FOOD — 0.55%
Campbell Soup Co.
3.05%, 07/15/17	50	50,917

Security	Principal (000s)	Value
ConAgra Foods Inc.
7.00%, 10/01/28	$25	$30,304
General Mills Inc.
5.40%, 06/15/40	35	40,593
Hershey Co. (The)
4.13%, 12/01/20	50	54,978
Ingredion Inc.
4.63%, 11/01/20	50	52,684
JM Smucker Co. (The)
3.50%, 03/15/25[a]	40	41,185
4.25%, 03/15/35	50	50,261
Kellogg Co.
4.15%, 11/15/19	70	74,927
Series B
7.45%, 04/01/31	75	94,561
Kraft Foods Group Inc.
2.25%, 06/05/17	50	50,346
5.00%, 06/04/42	50	52,171
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)[a,b]	125	126,547
3.95%, 07/15/25 (Call 04/15/25)[a,b]	150	157,009
5.00%, 07/15/35 (Call 01/15/35)[b]	125	130,937
5.20%, 07/15/45 (Call 01/15/45)[a,b]	75	80,519
Kroger Co. (The)
3.30%, 01/15/21 (Call 12/15/20)	250	261,607
5.00%, 04/15/42 (Call 10/15/41)	50	53,699
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	25	25,884
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	25	25,108
5.38%, 02/10/20	100	110,642
6.13%, 02/01/18	50	53,867
6.50%, 02/09/40[a]	25	31,259
Sysco Corp.
2.60%, 06/12/22	100	98,167
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	65	67,009
Unilever Capital Corp.
0.85%, 08/02/17	100	99,731
5.90%, 11/15/32	25	32,690

		1,947,602

74	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.11%
Georgia-Pacific LLC
7.75%, 11/15/29	$25	$32,664
8.00%, 01/15/24	50	63,230
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	50	48,631
4.75%, 02/15/22 (Call 11/15/21)[a]	100	105,774
4.80%, 06/15/44 (Call 12/15/43)	25	21,207
5.15%, 05/15/46 (Call 11/15/45)	50	44,675
7.30%, 11/15/39	25	27,048
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	56	55,163

		398,392
GAS — 0.18%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	90	103,013
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)[a]	25	25,062
4.15%, 01/15/43 (Call 07/15/42)[a]	50	50,321
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	100	101,558
3.60%, 12/15/24 (Call 09/15/24)	50	50,324
KeySpan Corp.
5.80%, 04/01/35	25	28,246
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	25	23,997
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	25	27,459
Sempra Energy
3.75%, 11/15/25 (Call 08/15/25)	25	25,416
4.05%, 12/01/23 (Call 09/01/23)	77	80,075
6.00%, 10/15/39	45	49,537
9.80%, 02/15/19	25	30,063
Southern California Gas Co.
4.45%, 03/15/44 (Call 09/15/43)	50	54,530

		649,601
HAND & MACHINE TOOLS — 0.01%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	50	46,483

		46,483
HEALTH CARE – PRODUCTS — 0.52%
Becton Dickinson and Co.
2.68%, 12/15/19	150	152,506

Security	Principal (000s)	Value
3.13%, 11/08/21[a]	$50	$51,188
3.73%, 12/15/24 (Call 09/15/24)	100	103,422
3.88%, 05/15/24 (Call 02/15/24)	35	36,295
4.69%, 12/15/44 (Call 06/15/44)	50	51,390
4.88%, 05/15/44 (Call 11/15/43)	25	25,831
Boston Scientific Corp.
3.85%, 05/15/25[a]	25	24,958
7.38%, 01/15/40	50	63,477
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)[a]	50	50,344
4.20%, 06/15/20	50	54,453
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	100	107,959
6.00%, 03/01/20	50	55,772
Medtronic Inc.
1.38%, 04/01/18[a]	50	49,932
2.50%, 03/15/20[a]	50	51,088
3.13%, 03/15/22 (Call 12/15/21)[a]	63	65,328
3.15%, 03/15/22	100	103,981
4.00%, 04/01/43 (Call 10/01/42)	50	47,924
4.38%, 03/15/35	75	77,408
4.50%, 03/15/42 (Call 09/15/41)	20	20,585
4.63%, 03/15/45	200	212,797
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	25	25,275
3.25%, 04/15/23 (Call 01/15/23)[a]	50	50,180
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	50	46,444
4.38%, 01/15/20[a]	50	54,233
4.38%, 05/15/44 (Call 11/15/43)[a]	25	24,270
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)[a]	100	99,248
4.25%, 08/15/35 (Call 02/15/35)	145	133,953

		1,840,241
HEALTH CARE – SERVICES — 0.55%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	25	25,044
2.20%, 03/15/19 (Call 02/15/19)	50	50,268
3.95%, 09/01/20	50	53,241
6.75%, 12/15/37	40	48,860
Anthem Inc.
1.88%, 01/15/18	50	49,620
2.25%, 08/15/19	300	296,428
2.30%, 07/15/18[a]	50	49,895

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.50%, 08/15/24 (Call 05/15/24)	$125	$123,723
4.63%, 05/15/42	50	46,860
4.85%, 08/15/54 (Call 02/15/54)[a]	25	23,316
5.85%, 01/15/36	30	32,948
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	60	63,058
4.50%, 03/15/21 (Call 12/15/20)	50	53,853
5.88%, 03/15/41 (Call 09/15/40)	25	28,226
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	25	28,004
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	75	69,725
Kaiser Foundation Hospitals
4.88%, 04/01/42	25	27,617
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	100	102,114
4.00%, 11/01/23 (Call 08/01/23)	25	25,742
4.70%, 02/01/45 (Call 08/01/44)[a]	30	28,369
Quest Diagnostics Inc.
4.70%, 04/01/21	25	26,822
UnitedHealth Group Inc.
1.40%, 10/15/17	50	49,967
1.40%, 12/15/17	100	99,839
1.63%, 03/15/19[a]	75	74,807
2.75%, 02/15/23 (Call 11/15/22)[a]	50	50,333
3.75%, 07/15/25[a]	100	106,159
4.63%, 07/15/35	25	26,778
4.75%, 07/15/45	200	218,109
5.80%, 03/15/36	51	61,130

		1,940,855
HOLDING COMPANIES – DIVERSIFIED — 0.05%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	25	25,135
4.88%, 11/30/18	25	25,211
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	50	49,371
2.25%, 02/10/20 (Call 01/10/20)	25	24,517
Prospect Capital Corp.
5.88%, 03/15/23	75	58,500

		182,734
HOME FURNISHINGS — 0.01%
Whirlpool Corp.
3.70%, 03/01/23[a]	25	25,713

		25,713

Security	Principal (000s)	Value
HOUSEHOLD PRODUCTS & WARES — 0.13%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	$50	$50,713
Kimberly-Clark Corp.
1.40%, 02/15/19	100	100,340
2.75%, 02/15/26	100	101,385
3.05%, 08/15/25	50	51,870
3.70%, 06/01/43	25	24,125
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	125	127,950

		456,383
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.
2.05%, 12/01/17	50	49,202
2.15%, 10/15/18	25	24,301
4.00%, 06/15/22 (Call 03/15/22)[a]	50	49,121
6.25%, 04/15/18	50	52,450

		175,074
INSURANCE — 1.03%
ACE INA Holdings Inc.
2.70%, 03/13/23	50	49,489
3.35%, 05/15/24	100	102,078
3.35%, 05/03/26 (Call 02/03/26)	100	102,196
4.35%, 11/03/45 (Call 05/03/45)[a]	35	36,420
Aflac Inc.
3.63%, 06/15/23	25	25,947
3.63%, 11/15/24	75	77,338
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	25	23,678
4.95%, 06/27/22	10	10,892
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	50	50,033
Allstate Corp. (The)
5.55%, 05/09/35	82	96,364
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)[a]	100	98,836
3.38%, 08/15/20	100	101,172
3.88%, 01/15/35 (Call 07/15/34)[a]	125	105,503
4.38%, 01/15/55 (Call 07/15/54)	175	140,956
4.80%, 07/10/45 (Call 01/10/45)	25	22,940
6.40%, 12/15/20	75	85,676
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	100	98,994

76	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18[a]	$100	$100,126
4.25%, 01/15/21[a]	50	54,659
4.30%, 05/15/43[a]	100	97,492
5.75%, 01/15/40[a]	25	29,503
Chubb Corp. (The)
5.75%, 05/15/18	25	27,215
6.38%, 03/29/67 (Call 04/15/17)[e]	50	42,500
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	50	49,167
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	25	24,100
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	75	82,843
Lincoln National Corp.
4.20%, 03/15/22	80	82,930
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	50	48,503
4.13%, 05/15/43 (Call 11/15/42)	25	22,770
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	25	25,015
3.75%, 03/14/26 (Call 12/14/25)	50	50,651
MetLife Inc.
3.00%, 03/01/25[a]	100	95,487
4.60%, 05/13/46 (Call 12/13/45)[a]	150	146,879
4.72%, 12/15/44[a]	50	49,531
Series A
6.82%, 08/15/18	100	111,507
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	30	30,821
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	75	79,184
Principal Financial Group Inc.
4.63%, 09/15/42	30	28,526
Progressive Corp. (The)
3.70%, 01/26/45	25	23,196
3.75%, 08/23/21	50	53,125
Prudential Financial Inc.
3.50%, 05/15/24	75	73,210
5.38%, 05/15/45 (Call 05/15/25)[e]	50	47,375
5.70%, 12/14/36	26	28,299
5.88%, 09/15/42 (Call 09/15/22)[a,e]	175	176,750

Security	Principal (000s)	Value
6.20%, 11/15/40	$50	$56,082
Reinsurance Group of America Inc.
5.00%, 06/01/21	50	53,886
StanCorp Financial Group Inc.
5.00%, 08/15/22	50	53,490
Travelers Companies Inc. (The)
4.60%, 08/01/43	50	54,008
5.80%, 05/15/18	30	32,657
Unum Group
5.63%, 09/15/20	50	54,595
Voya Financial Inc.
2.90%, 02/15/18	50	50,387
5.70%, 07/15/43	50	54,321
WR Berkley Corp.
4.63%, 03/15/22	100	107,080
4.75%, 08/01/44	25	24,205
7.38%, 09/15/19	50	58,091
XLIT Ltd.
5.75%, 10/01/21	100	113,098

		3,621,776
INTERNET — 0.28%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	200	199,136
3.13%, 11/28/21 (Call 09/28/21)	200	200,240
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	50,235
4.80%, 12/05/34 (Call 06/05/34)	100	108,396
4.95%, 12/05/44 (Call 06/05/44)[a]	25	27,600
Baidu Inc.
3.00%, 06/30/20	200	200,875
eBay Inc.
1.35%, 07/15/17[a]	50	49,635
2.60%, 07/15/22 (Call 04/15/22)[a]	75	70,267
4.00%, 07/15/42 (Call 01/15/42)[a]	25	19,069
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)[b]	20	18,955
Symantec Corp.
4.20%, 09/15/20[a]	50	49,618

		994,026
IRON & STEEL — 0.09%
Nucor Corp.
6.40%, 12/01/37	50	53,292
Vale Overseas Ltd.
4.38%, 01/11/22[a]	300	231,750

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Vale SA
5.63%, 09/11/42[a]	$25	$15,531

		300,573
LEISURE TIME — 0.03%
Carnival Corp.
3.95%, 10/15/20	50	52,428
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)[a]	50	50,820

		103,248
LODGING — 0.03%
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)[a]	50	50,427
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	50	49,334
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)[a]	20	19,821

		119,582
MACHINERY — 0.39%
Caterpillar Financial Services Corp.
2.25%, 12/01/19	100	100,925
2.50%, 11/13/20[a]	100	101,147
3.75%, 11/24/23	150	158,116
7.15%, 02/15/19[a]	25	28,683
Series G
1.25%, 11/06/17	115	114,730
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	25	25,558
3.80%, 08/15/42	25	22,429
4.30%, 05/15/44 (Call 11/15/43)[a]	75	72,616
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)[a]	25	26,419
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	100	99,876
3.90%, 06/09/42 (Call 12/09/41)[a]	125	118,875
John Deere Capital Corp.
1.30%, 03/12/18	100	99,559
1.40%, 03/15/17	110	110,349
2.55%, 01/08/21	150	152,949
3.90%, 07/12/21[a]	45	48,328
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	35	35,472
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	50	50,390

Security	Principal (000s)	Value
3.13%, 11/15/22 (Call 08/15/22)	$20	$20,004

		1,386,425
MANUFACTURING — 0.42%
3M Co.
2.00%, 06/26/22[a]	100	99,579
Crane Co.
2.75%, 12/15/18	50	50,480
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)[a]	50	54,072
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	50	58,735
Eaton Corp.
1.50%, 11/02/17	100	99,440
2.75%, 11/02/22[a]	50	49,126
4.00%, 11/02/32	145	142,572
General Electric Co.
4.13%, 10/09/42	45	45,255
4.50%, 03/11/44[a]	175	185,398
5.25%, 12/06/17[a]	150	160,592
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	25	26,496
3.50%, 03/01/24 (Call 12/01/23)[a]	125	132,842
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	50	50,429
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	50	50,212
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	25	25,992
Pentair Finance SA
2.65%, 12/01/19	20	19,501
3.63%, 09/15/20 (Call 08/15/20)	50	49,904
Textron Inc.
4.30%, 03/01/24 (Call 12/01/23)	50	52,037
Tyco Electronics Group SA
6.55%, 10/01/17	50	53,534
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)[a]	50	50,642
5.13%, 09/14/45 (Call 03/14/45)	25	25,632

		1,482,470
MEDIA — 1.75%
21st Century Fox America Inc.
4.00%, 10/01/23	150	157,080

78	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.95%, 10/15/45 (Call 04/15/45)	$50	$48,636
6.15%, 02/15/41	115	125,745
6.65%, 11/15/37	50	58,569
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	35	34,005
3.70%, 08/15/24 (Call 05/15/24)	50	49,743
4.60%, 01/15/45 (Call 07/15/44)	25	21,505
4.85%, 07/01/42 (Call 01/01/42)[a]	75	66,266
5.75%, 04/15/20	25	27,912
7.88%, 07/30/30	50	64,090
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[b]	150	149,867
4.91%, 07/23/25 (Call 04/23/25)[b]	50	51,247
6.48%, 10/23/45 (Call 04/23/45)[a,b]	200	210,112
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	350	488,319
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	100	101,898
2.85%, 01/15/23	10	10,289
3.15%, 03/01/26 (Call 12/01/25)	200	205,229
3.60%, 03/01/24	20	21,330
4.60%, 08/15/45 (Call 02/15/45)[a]	250	264,073
4.75%, 03/01/44	25	26,865
5.70%, 07/01/19	250	281,293
6.30%, 11/15/17[a]	50	54,095
6.55%, 07/01/39	65	84,914
6.95%, 08/15/37[a]	40	53,263
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	25	25,220
3.80%, 03/15/22	150	153,486
3.95%, 01/15/25 (Call 10/15/24)	100	101,379
4.45%, 04/01/24 (Call 01/01/24)	50	52,665
5.00%, 03/01/21	75	82,387
5.15%, 03/15/42[a]	50	46,872
Discovery Communications LLC
3.30%, 05/15/22	25	23,622
4.88%, 04/01/43[a]	25	19,989
5.05%, 06/01/20[a]	50	52,386
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/29/25)	200	203,064
Historic TW Inc.
6.63%, 05/15/29	25	28,782

Security	Principal (000s)	Value
6.88%, 06/15/18	$50	$55,352
9.15%, 02/01/23	50	66,165
NBCUniversal Media LLC
5.95%, 04/01/41	30	36,812
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	25	24,893
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	50	49,369
2.80%, 06/15/20 (Call 05/15/20)	25	24,321
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)[a]	50	51,105
5.65%, 11/23/43 (Call 05/23/43)	25	25,312
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	50	50,743
5.50%, 09/01/41 (Call 03/01/41)	150	131,276
5.85%, 05/01/17	150	156,105
6.75%, 07/01/18	50	54,522
6.75%, 06/15/39	60	59,576
7.30%, 07/01/38[a]	75	78,736
Time Warner Entertainment Co. LP
8.38%, 03/15/23	25	30,466
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	50	49,500
3.88%, 01/15/26 (Call 10/15/25)	100	100,822
4.00%, 01/15/22	50	51,753
4.65%, 06/01/44 (Call 12/01/43)	50	44,200
4.75%, 03/29/21	50	53,991
4.90%, 06/15/42	75	67,721
6.25%, 03/29/41	25	26,443
6.50%, 11/15/36	50	53,493
7.70%, 05/01/32[a]	77	92,572
Verizon Communications Inc.
4.52%, 09/15/48[a]	150	136,526
4.67%, 03/15/55[a]	300	262,863
Viacom Inc.
3.13%, 06/15/22 (Call 03/15/22)	50	45,786
4.25%, 09/01/23 (Call 06/01/23)[a]	75	72,011
5.25%, 04/01/44 (Call 10/01/43)	50	38,956
5.85%, 09/01/43 (Call 03/01/43)[a]	50	41,760
Walt Disney Co. (The)
2.35%, 12/01/22[a]	25	25,301
3.00%, 02/13/26[a]	175	182,482
3.15%, 09/17/25	135	142,865
3.75%, 06/01/21	250	271,214

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.50%, 03/15/19	$50	$56,074

		6,157,283
METAL FABRICATE & HARDWARE — 0.05%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	100	102,595
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	100	89,407

		192,002
MINING — 0.34%
Barrick North America Finance LLC
4.40%, 05/30/21	185	180,994
5.75%, 05/01/43[a]	25	20,547
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21[a]	150	146,760
4.13%, 02/24/42	25	21,321
5.00%, 09/30/43[a]	125	121,181
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)[a]	50	48,515
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)	30	22,650
Newmont Mining Corp.
6.25%, 10/01/39	50	44,336
Rio Tinto Alcan Inc.
7.25%, 03/15/31[a]	75	80,784
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28[a]	150	169,616
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)[a]	100	97,117
2.88%, 08/21/22 (Call 05/21/22)	100	93,167
Southern Copper Corp.
3.50%, 11/08/22	100	92,500
6.75%, 04/16/40	25	22,094
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	50	39,055

		1,200,637
OFFICE & BUSINESS EQUIPMENT — 0.09%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	150	146,881
Xerox Corp.
2.75%, 03/15/19[a]	50	47,455
3.80%, 05/15/24	100	87,431
4.80%, 03/01/35[a]	30	28,184

		309,951

Security	Principal (000s)	Value
OIL & GAS — 2.02%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	$150	$120,042
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	75	61,690
3.25%, 04/15/22 (Call 01/15/22)	50	43,339
4.75%, 04/15/43 (Call 10/15/42)	100	75,662
BP Capital Markets PLC
1.67%, 02/13/18	75	73,840
1.85%, 05/05/17[a]	50	49,973
3.06%, 03/17/22[a]	65	63,387
3.25%, 05/06/22	50	49,101
3.54%, 11/04/24	150	146,632
4.50%, 10/01/20	25	26,297
4.74%, 03/11/21[a]	100	106,290
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (Call 11/01/24)[a]	75	57,938
6.25%, 03/15/38	50	37,000
Chevron Corp.
1.35%, 11/15/17[a]	150	149,254
1.79%, 11/16/18	50	49,801
2.36%, 12/05/22 (Call 09/05/22)[a]	50	48,124
2.42%, 11/17/20 (Call 10/17/20)[a]	50	49,773
3.19%, 06/24/23 (Call 03/24/23)[a]	250	250,781
3.33%, 11/17/25 (Call 08/17/25)[a]	50	49,938
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	25	23,167
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	205,815
ConocoPhillips
5.75%, 02/01/19	25	25,974
6.00%, 01/15/20	25	26,163
6.50%, 02/01/39[a]	100	99,056
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)[a]	35	32,235
2.40%, 12/15/22 (Call 09/15/22)	75	64,787
3.35%, 11/15/24 (Call 08/15/24)[a]	150	132,293
3.35%, 05/15/25 (Call 02/15/25)[a]	50	44,512
ConocoPhillips Holding Co.
6.95%, 04/15/29	59	62,161
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	150	114,608
4.00%, 07/15/21 (Call 04/15/21)	50	40,250
5.00%, 06/15/45 (Call 12/15/44)[a]	50	32,690

80	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.60%, 07/15/41 (Call 01/15/41)	$25	$16,911
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	50	29,000
Ecopetrol SA
4.13%, 01/16/25	150	115,875
5.88%, 05/28/45	100	70,375
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	100	50,000
4.70%, 03/15/21	50	26,250
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	50	40,824
4.10%, 02/01/21	160	161,620
EQT Corp.
4.88%, 11/15/21	100	89,175
Exxon Mobil Corp.
0.92%, 03/15/17	75	74,907
1.82%, 03/15/19 (Call 02/15/19)[a]	115	115,352
1.91%, 03/06/20 (Call 02/06/20)[a]	150	149,949
3.57%, 03/06/45 (Call 09/06/44)[a]	50	46,224
Hess Corp.
5.60%, 02/15/41	50	35,831
6.00%, 01/15/40	25	18,632
7.30%, 08/15/31	25	21,392
8.13%, 02/15/19	25	25,625
Husky Energy Inc.
7.25%, 12/15/19	65	65,975
Kerr-McGee Corp.
6.95%, 07/01/24	25	23,434
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)[a]	50	35,625
3.85%, 06/01/25 (Call 03/01/25)	50	34,000
6.00%, 10/01/17	48	45,600
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	50	46,283
4.75%, 09/15/44 (Call 03/15/44)	25	16,005
5.85%, 12/15/45 (Call 06/15/45)	40	29,032
Nabors Industries Inc.
4.63%, 09/15/21	50	32,500
5.10%, 09/15/23 (Call 06/15/23)[a]	50	31,000
Nexen Energy ULC
5.88%, 03/10/35	25	27,066
7.50%, 07/30/39	30	37,768
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	25	18,565

Security	Principal (000s)	Value
6.00%, 03/01/41 (Call 09/01/40)	$30	$23,397
8.25%, 03/01/19	25	25,500
Noble Holding International Ltd.
4.90%, 08/01/20[a]	50	29,500
5.25%, 03/15/42	50	19,500
5.95%, 04/01/25 (Call 01/01/25)	50	24,500
Occidental Petroleum Corp.
3.50%, 06/15/25 (Call 03/15/25)[a]	50	48,675
Series 1
4.10%, 02/01/21 (Call 11/01/20)	32	33,328
Petro-Canada
5.35%, 07/15/33	25	20,221
Petroleos Mexicanos
4.50%, 01/23/26[b]	450	397,649
4.88%, 01/18/24[a]	250	232,508
5.50%, 06/27/44	75	57,836
5.75%, 03/01/18	50	51,774
6.38%, 01/23/45	75	65,085
Phillips 66
4.30%, 04/01/22[a]	25	25,575
4.65%, 11/15/34 (Call 05/15/34)	50	45,837
4.88%, 11/15/44 (Call 05/15/44)[a]	75	68,169
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	100	95,001
Repsol Oil & Gas Canada Inc.
3.75%, 02/01/21 (Call 11/01/20)[a]	50	34,500
Rowan Companies Inc.
5.40%, 12/01/42 (Call 06/01/42)	50	24,750
Shell International Finance BV
1.63%, 11/10/18	50	49,199
2.13%, 05/11/20[a]	350	341,560
2.25%, 11/10/20[a]	50	48,826
2.25%, 01/06/23	75	70,246
3.25%, 05/11/25	200	194,689
4.13%, 05/11/35[a]	25	23,315
4.38%, 05/11/45	150	138,712
6.38%, 12/15/38[a]	25	28,857
Statoil ASA
2.65%, 01/15/24	125	117,814
4.80%, 11/08/43	50	49,171
5.25%, 04/15/19	110	118,642
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)[a]	50	44,296
6.10%, 06/01/18	75	77,144

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
6.50%, 06/15/38	$55	$49,850
6.85%, 06/01/39	25	23,195
Total Capital Canada Ltd.
1.45%, 01/15/18	75	74,189
2.75%, 07/15/23[a]	100	96,163
Total Capital International SA
2.75%, 06/19/21	100	98,844
3.75%, 04/10/24[a]	50	50,905
Total Capital SA
2.13%, 08/10/18	50	49,862
Valero Energy Corp.
4.90%, 03/15/45[a]	100	80,214
6.63%, 06/15/37[a]	25	24,619

		7,116,985
OIL & GAS SERVICES — 0.21%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)[a]	50	48,244
5.13%, 09/15/40	50	44,068
Cameron International Corp.
3.60%, 04/30/22 (Call 01/30/22)	50	48,725
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	75	63,365
Halliburton Co.
3.38%, 11/15/22 (Call 09/15/22)[a]	130	127,725
4.50%, 11/15/41 (Call 05/15/41)	50	40,177
4.85%, 11/15/35 (Call 05/15/35)	30	26,807
5.00%, 11/15/45 (Call 05/15/45)[a]	100	87,958
6.15%, 09/15/19	25	27,394
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	225	186,679
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	25	25,508
SESI LLC
7.13%, 12/15/21 (Call 12/15/16)[a]	50	30,625

		757,275
PACKAGING & CONTAINERS — 0.04%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	50	55,150
WestRock RKT Co.
3.50%, 03/01/20	100	101,226

		156,376
PHARMACEUTICALS — 1.76%
Abbott Laboratories
2.55%, 03/15/22	50	50,080

Security	Principal (000s)	Value
2.95%, 03/15/25 (Call 12/15/24)[a]	$85	$83,729
5.13%, 04/01/19	100	108,945
AbbVie Inc.
1.75%, 11/06/17	63	62,884
2.50%, 05/14/20 (Call 04/14/20)	400	398,865
4.40%, 11/06/42	38	36,332
4.70%, 05/14/45 (Call 11/14/44)[a]	200	200,310
Actavis Funding SCS
1.85%, 03/01/17[a]	100	100,157
3.00%, 03/12/20 (Call 02/12/20)[a]	100	101,600
3.45%, 03/15/22 (Call 01/15/22)	250	255,057
3.80%, 03/15/25 (Call 12/15/24)	100	102,703
4.55%, 03/15/35 (Call 09/15/34)	50	50,250
4.75%, 03/15/45 (Call 09/15/44)	100	101,733
4.85%, 06/15/44 (Call 12/15/43)	25	25,617
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	25	24,755
Allergan Inc./U.S.
3.38%, 09/15/20	10	10,277
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	50	49,648
4.25%, 03/01/45 (Call 09/01/44)	25	23,380
AstraZeneca PLC
1.75%, 11/16/18[a]	50	50,143
2.38%, 11/16/20	50	50,230
3.38%, 11/16/25	100	101,688
4.00%, 09/18/42	80	76,714
5.90%, 09/15/17	75	79,952
6.45%, 09/15/37	25	31,842
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[a,b]	100	98,219
5.25%, 06/23/45 (Call 12/23/44)[b]	75	70,622
Bristol-Myers Squibb Co.
2.00%, 08/01/22[a]	100	98,683
3.25%, 11/01/23[a]	25	26,495
Cardinal Health Inc.
1.95%, 06/15/18	150	150,194
3.75%, 09/15/25 (Call 06/15/25)	35	36,135
4.50%, 11/15/44 (Call 05/15/44)	50	47,976
4.60%, 03/15/43	50	49,165
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	50	52,029

82	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Eli Lilly & Co.
1.25%, 03/01/18	$50	$49,910
3.70%, 03/01/45 (Call 09/01/44)	100	98,603
Express Scripts Holding Co.
1.25%, 06/02/17	100	99,270
4.75%, 11/15/21	20	21,313
6.13%, 11/15/41	75	78,128
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43[a]	50	50,732
5.38%, 04/15/34	50	58,236
5.65%, 05/15/18	38	41,415
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	125	125,600
Johnson & Johnson
1.88%, 12/05/19	50	50,936
2.95%, 09/01/20	100	105,521
3.38%, 12/05/23[a]	150	163,165
3.55%, 03/01/36 (Call 09/01/35)	35	35,198
4.85%, 05/15/41[a]	30	35,296
5.55%, 08/15/17	50	53,361
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	50	51,204
4.88%, 03/15/44 (Call 09/15/43)[a]	25	24,899
5.70%, 03/01/17	61	63,601
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	35	36,230
4.90%, 11/01/19	25	27,005
Medco Health Solutions Inc.
7.13%, 03/15/18[a]	20	21,789
Merck & Co. Inc.
1.30%, 05/18/18[a]	190	190,241
2.40%, 09/15/22 (Call 06/15/22)[a]	20	20,034
2.75%, 02/10/25 (Call 11/10/24)[a]	75	75,340
2.80%, 05/18/23	100	102,025
3.60%, 09/15/42 (Call 03/15/42)	100	93,810
3.70%, 02/10/45 (Call 08/10/44)[a]	100	95,051
3.88%, 01/15/21 (Call 10/15/20)	20	21,674
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	25	22,185
Novartis Capital Corp.
3.70%, 09/21/42	50	48,680
4.00%, 11/20/45 (Call 05/20/45)[a]	100	101,911
4.40%, 05/06/44	25	26,991

Security	Principal (000s)	Value
Novartis Securities Investment Ltd.
5.13%, 02/10/19	$110	$121,390
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)[a]	200	194,311
Pfizer Inc.
1.10%, 05/15/17	100	99,950
3.00%, 06/15/23[a]	200	206,065
4.30%, 06/15/43[a]	25	25,775
Pharmacia Corp.
6.60%, 12/01/28	100	132,372
Sanofi
1.25%, 04/10/18[a]	50	49,853
Teva Pharmaceutical Finance Co. BV Series 2
3.65%, 11/10/21[a]	150	153,584
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[a]	36	39,223
Wyeth LLC
5.95%, 04/01/37	125	153,207
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	50	48,071
4.50%, 11/13/25 (Call 08/13/25)[a]	50	51,355
4.70%, 02/01/43 (Call 08/01/42)	25	21,859

		6,192,778
PIPELINES — 0.86%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)[a]	25	21,175
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	50	43,383
5.85%, 11/15/43 (Call 05/15/43)	25	18,584
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	75	78,924
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	50	32,500
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	30	26,857
5.88%, 10/15/25 (Call 07/15/25)[a]	25	23,567
7.38%, 10/15/45 (Call 04/15/45)	25	23,342
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	50	42,995

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Energy Transfer Partners LP
4.75%, 01/15/26 (Call 10/15/25)	$25	$21,370
5.95%, 10/01/43 (Call 04/01/43)	175	135,932
6.13%, 12/15/45 (Call 06/15/45)	100	82,085
6.63%, 10/15/36	25	20,981
6.70%, 07/01/18	75	74,606
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	25	23,583
4.45%, 02/15/43 (Call 08/15/42)	25	20,253
4.90%, 05/15/46 (Call 11/15/45)[a]	150	131,626
5.10%, 02/15/45 (Call 08/15/44)[a]	125	110,257
6.50%, 01/31/19	50	53,886
Series L
6.30%, 09/15/17	100	104,630
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	100	93,250
3.45%, 02/15/23 (Call 11/15/22)	25	21,429
4.25%, 09/01/24 (Call 06/01/24)	200	175,847
5.00%, 10/01/21 (Call 07/01/21)[a]	50	47,500
5.30%, 09/15/20	50	49,000
5.50%, 03/01/44 (Call 09/01/43)	50	40,796
5.80%, 03/15/35	25	20,273
6.95%, 01/15/38	125	111,414
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)[a]	50	38,816
5.55%, 06/01/45 (Call 12/01/44)	50	41,236
Magellan Midstream Partners LP
4.25%, 02/01/21	20	20,143
MPLX LP
4.88%, 06/01/25 (Call 03/01/25)[b]	25	20,625
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)[a]	50	45,973
3.38%, 10/01/22 (Call 07/01/22)	125	98,746
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)[a]	75	66,375
4.65%, 10/15/25 (Call 07/15/25)	75	62,607
4.90%, 02/15/45 (Call 08/15/44)	25	17,014
6.65%, 01/15/37	25	20,286
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	20	16,639
6.20%, 04/15/18	50	51,913
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	100	73,367

Security	Principal (000s)	Value
6.10%, 02/15/42	$25	$19,262
Texas Eastern Transmission LP
7.00%, 07/15/32	50	55,109
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)[a]	25	24,687
4.88%, 01/15/26 (Call 10/15/25)	100	103,368
5.00%, 10/16/43 (Call 04/16/43)	50	46,402
5.85%, 03/15/36	25	23,976
6.20%, 10/15/37	89	89,101
7.13%, 01/15/19	49	53,794
7.63%, 01/15/39	25	28,950
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	50	38,500
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	100	75,500
4.00%, 11/15/21 (Call 08/15/21)	75	60,750
4.30%, 03/04/24 (Call 12/04/23)	50	38,375
4.90%, 01/15/45 (Call 07/15/44)	112	74,480
5.25%, 03/15/20	44	39,600
6.30%, 04/15/40	20	15,000
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	25	20,250

		3,030,889
REAL ESTATE — 0.04%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	50	50,026
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	20	20,158
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	25	25,450
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	25	23,664
4.60%, 04/01/24 (Call 01/01/24)	25	25,426

		144,724
REAL ESTATE INVESTMENT TRUSTS — 0.92%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	100	105,376
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	25	24,820
3.50%, 01/31/23	19	18,632
4.50%, 01/15/18[a]	125	129,958

84	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.00%, 02/15/24[a]	$150	$160,119
5.90%, 11/01/21[a]	100	111,142
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	50	49,937
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)[a]	100	98,707
3.70%, 11/15/18 (Call 08/17/18)	50	51,737
3.80%, 02/01/24 (Call 11/01/23)[a]	50	51,370
4.13%, 05/15/21 (Call 02/15/21)	25	26,415
Brandywine Operating Partnership LP
4.55%, 10/01/29 (Call 07/01/29)	25	24,771
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	49,178
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	25	25,814
Crown Castle International Corp.
4.45%, 02/15/26 (Call 11/15/25)	100	101,567
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	55	55,425
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)[a]	50	50,487
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	25	26,083
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	50	52,741
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)[a]	25	25,683
4.75%, 07/15/20 (Call 04/15/20)	100	108,551
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	150	133,986
5.38%, 02/01/21 (Call 11/03/20)[a]	25	26,759
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	50	49,649
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	75	71,646
5.00%, 08/15/22 (Call 02/15/22)	25	25,358
5.63%, 03/15/17	75	77,473
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	75	72,146
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	25	25,402

Security	Principal (000s)	Value
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)[a]	$50	$49,086
4.30%, 02/01/18 (Call 11/01/17)	50	51,800
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	50	51,849
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	50	49,833
4.50%, 04/18/22 (Call 01/18/22)	25	24,254
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	25	26,139
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	50	47,721
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	25	26,494
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	50	50,117
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	75	69,560
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	50	50,121
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	50	50,419
2.75%, 02/01/23 (Call 11/01/22)	75	74,200
3.38%, 10/01/24 (Call 07/01/24)[a]	25	25,334
3.50%, 09/01/25 (Call 06/01/25)[a]	200	204,595
6.75%, 02/01/40 (Call 11/01/39)	25	33,008
Tanger Properties LP
3.75%, 12/01/24 (Call 09/01/24)[a]	75	75,865
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	50	52,196
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	100	107,726
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)[a]	50	49,082
4.50%, 01/15/24 (Call 10/15/23)	25	25,499
4.70%, 09/15/17	50	52,003
Weyerhaeuser Co.
7.38%, 10/01/19	100	112,536
7.38%, 03/15/32[a]	50	58,380

		3,248,749
RETAIL — 1.28%
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	75	74,930

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
AutoZone Inc.
2.50%, 04/15/21 (Call 03/15/21)[a]	$50	$49,356
3.70%, 04/15/22 (Call 01/15/22)	50	51,814
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	50	47,929
5.17%, 08/01/44 (Call 02/01/44)	50	39,722
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)[a]	100	102,000
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)[a]	50	47,846
Costco Wholesale Corp.
1.70%, 12/15/19[a]	50	50,344
5.50%, 03/15/17	100	104,648
CVS Health Corp.
1.90%, 07/20/18	50	50,126
2.25%, 08/12/19 (Call 07/12/19)[a]	200	201,929
3.88%, 07/20/25 (Call 04/20/25)	50	53,180
4.75%, 05/18/20 (Call 11/18/19)	25	27,194
4.88%, 07/20/35 (Call 01/20/35)	100	107,519
5.13%, 07/20/45 (Call 01/20/45)	125	139,080
5.30%, 12/05/43 (Call 06/05/43)[a]	25	28,080
6.13%, 09/15/39	50	60,813
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	100	98,237
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[a]	50	52,092
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)[a]	50	50,634
2.25%, 09/10/18 (Call 08/10/18)[a]	25	25,574
2.70%, 04/01/23 (Call 01/01/23)	200	205,017
3.75%, 02/15/24 (Call 11/15/23)[a]	25	27,304
4.25%, 04/01/46 (Call 10/01/45)[a]	75	78,104
4.88%, 02/15/44 (Call 08/15/43)	25	28,176
5.88%, 12/16/36	88	109,145
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	25	25,302
5.55%, 07/17/45 (Call 01/17/45)	25	21,583
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	50	52,041
4.65%, 04/15/42 (Call 10/15/41)	50	53,839
6.88%, 02/15/28	25	32,979
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[a]	75	73,851
4.50%, 12/15/34 (Call 06/15/34)	50	39,192

Security	Principal (000s)	Value
6.90%, 04/01/29	$25	$27,396
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	25	25,127
2.75%, 12/09/20 (Call 11/09/20)[a]	100	102,342
3.70%, 01/30/26 (Call 10/30/25)[a]	100	103,942
3.70%, 02/15/42	50	43,635
4.60%, 05/26/45 (Call 11/26/44)[a]	50	50,078
4.70%, 12/09/35 (Call 06/09/35)	20	20,695
5.35%, 03/01/18	50	53,634
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	50	53,305
5.00%, 01/15/44 (Call 07/15/43)	25	23,533
QVC Inc.
4.38%, 03/15/23	50	48,046
4.85%, 04/01/24	25	24,122
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	100	100,962
2.70%, 06/15/22 (Call 04/15/22)	50	51,508
Target Corp.
3.50%, 07/01/24[a]	200	215,405
6.35%, 11/01/32	100	128,385
Wal-Mart Stores Inc.
3.25%, 10/25/20	325	345,609
4.00%, 04/11/43 (Call 10/11/42)[a]	50	50,164
4.25%, 04/15/21[a]	45	50,018
4.30%, 04/22/44 (Call 10/22/43)[a]	100	105,336
5.00%, 10/25/40	20	22,641
5.25%, 09/01/35	125	146,958
6.20%, 04/15/38[a]	50	63,977
6.50%, 08/15/37	150	197,456
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)	250	251,054

		4,514,908
SAVINGS & LOANS — 0.01%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	50	50,416

		50,416
SEMICONDUCTORS — 0.29%
Altera Corp.
4.10%, 11/15/23	50	54,146
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	35	36,103
5.10%, 10/01/35 (Call 04/01/35)	60	62,386

86	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Intel Corp.
1.35%, 12/15/17	$150	$150,552
3.70%, 07/29/25 (Call 04/29/25)	250	269,093
4.90%, 07/29/45 (Call 01/29/45)	100	108,308
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)[a]	50	49,153
5.65%, 11/01/34 (Call 07/01/34)[a]	25	23,997
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	50	48,560
QUALCOMM Inc.
2.25%, 05/20/20[a]	130	131,112
4.65%, 05/20/35 (Call 11/20/34)[a]	50	46,912
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	25	24,963
Xilinx Inc.
3.00%, 03/15/21[a]	25	25,663

		1,030,948
SOFTWARE — 0.63%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	100	100,066
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	40	40,398
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	50	50,739
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)	50	50,846
3.88%, 06/05/24 (Call 03/05/24)	75	72,388
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	50	50,793
Microsoft Corp.
1.30%, 11/03/18	225	225,876
2.38%, 02/12/22 (Call 01/12/22)	100	101,582
2.70%, 02/12/25 (Call 11/12/24)[a]	25	25,524
3.13%, 11/03/25 (Call 08/03/25)	40	42,014
3.75%, 05/01/43 (Call 11/01/42)	50	47,861
3.75%, 02/12/45 (Call 08/12/44)	100	96,071
4.00%, 02/08/21[a]	50	55,355
4.00%, 02/12/55 (Call 08/12/54)	75	69,964
4.45%, 11/03/45 (Call 05/03/45)	130	138,391
4.50%, 10/01/40	60	64,180
4.88%, 12/15/43 (Call 06/15/43)[a]	25	28,120
Oracle Corp.
1.20%, 10/15/17[a]	80	80,139

Security	Principal (000s)	Value
2.25%, 10/08/19[a]	$100	$102,116
2.50%, 05/15/22 (Call 03/15/22)	250	249,895
2.50%, 10/15/22[a]	100	99,532
2.95%, 05/15/25 (Call 02/15/25)[a]	100	100,696
3.63%, 07/15/23	50	53,343
4.30%, 07/08/34 (Call 01/08/34)[a]	75	76,408
5.38%, 07/15/40[a]	136	154,378
5.75%, 04/15/18	50	54,552

		2,231,227
TELECOMMUNICATIONS — 1.87%
America Movil SAB de CV
4.38%, 07/16/42	200	185,104
5.63%, 11/15/17	50	53,013
AT&T Inc.
1.70%, 06/01/17[a]	260	260,346
2.80%, 02/17/21 (Call 01/17/21)	150	150,946
3.00%, 06/30/22 (Call 04/30/22)	50	49,370
3.40%, 05/15/25 (Call 02/15/25)[a]	350	342,895
3.60%, 02/17/23 (Call 12/17/22)	50	50,876
3.90%, 03/11/24 (Call 12/11/23)	125	129,318
4.13%, 02/17/26 (Call 11/17/25)	50	51,633
4.35%, 06/15/45 (Call 12/15/44)	150	128,127
4.45%, 05/15/21	50	53,465
4.50%, 05/15/35 (Call 11/15/34)	50	46,064
4.75%, 05/15/46 (Call 11/15/45)[a]	50	45,390
5.35%, 09/01/40	225	219,609
5.80%, 02/15/19	100	110,148
6.15%, 09/15/34[a]	150	166,635
6.50%, 09/01/37[a]	100	110,906
6.55%, 02/15/39	40	44,488
British Telecommunications PLC
9.63%, 12/15/30	31	44,657
Cisco Systems Inc.
2.20%, 02/28/21	100	101,130
2.45%, 06/15/20	100	102,332
3.50%, 06/15/25[a]	150	159,400
3.63%, 03/04/24[a]	25	26,896
4.95%, 02/15/19	150	164,620
5.50%, 01/15/40	30	35,741
5.90%, 02/15/39[a]	25	30,926
Corning Inc.
3.70%, 11/15/23 (Call 08/15/23)[a]	100	99,391
Deutsche Telekom International Finance BV
8.75%, 06/15/30[a]	111	155,362

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Embarq Corp.
8.00%, 06/01/36	$25	$24,000
GTE Corp.
6.94%, 04/15/28	50	60,045
Harris Corp.
4.40%, 12/15/20	125	132,913
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[a]	50	48,468
4.50%, 03/15/24[a]	50	49,464
5.95%, 03/15/41	25	22,160
Koninklijke KPN NV
8.38%, 10/01/30	25	32,615
Motorola Solutions Inc.
3.50%, 03/01/23	83	71,533
New Cingular Wireless Services Inc.
8.75%, 03/01/31[a]	35	49,470
Orange SA
2.75%, 02/06/19	100	102,088
5.38%, 07/08/19	25	27,515
5.38%, 01/13/42[a]	25	26,692
9.00%, 03/01/31[a]	132	183,949
Qwest Corp.
7.13%, 11/15/43 (Call 03/31/16)	75	71,250
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	50	53,321
5.00%, 03/15/44 (Call 09/15/43)[a]	100	101,809
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22[a]	25	25,834
Telefonica Emisiones SAU
5.88%, 07/15/19[a]	50	54,642
7.05%, 06/20/36	50	59,374
Telefonica Europe BV
8.25%, 09/15/30	137	177,750
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	25	24,179
2.55%, 06/17/19[a]	350	357,651
3.50%, 11/01/21[a]	50	52,042
3.50%, 11/01/24 (Call 08/01/24)	200	204,080
3.65%, 09/14/18	50	52,218
4.40%, 11/01/34 (Call 05/01/34)	450	421,624
4.75%, 11/01/41	40	37,953
6.55%, 09/15/43	175	212,030
6.90%, 04/15/38	100	121,438

Security	Principal (000s)	Value
7.35%, 04/01/39	$164	$206,161
7.75%, 12/01/30[a]	50	66,655
Verizon Florida LLC Series E
6.86%, 02/01/28[a]	50	46,790
Vodafone Group PLC
1.50%, 02/19/18	154	152,253
4.38%, 02/19/43[a]	100	82,939
4.63%, 07/15/18[a]	50	52,785

		6,584,478
TOYS, GAMES & HOBBIES — 0.05%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	25	23,884
Mattel Inc.
2.35%, 05/06/19[a]	100	99,505
4.35%, 10/01/20[a]	25	26,302
5.45%, 11/01/41 (Call 05/01/41)[a]	25	24,625

		174,316
TRANSPORTATION — 0.83%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)[a]	50	49,876
3.75%, 04/01/24 (Call 01/01/24)	100	105,766
3.85%, 09/01/23 (Call 06/01/23)[a]	250	267,271
4.10%, 06/01/21 (Call 03/01/21)	100	107,959
4.55%, 09/01/44 (Call 03/01/44)	125	128,620
4.70%, 09/01/45 (Call 03/01/45)[a]	50	52,785
6.15%, 05/01/37	37	45,104
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	250	253,402
2.95%, 11/21/24 (Call 08/21/24)[a]	50	51,587
4.50%, 11/07/43 (Call 05/07/43)	25	27,323
Canadian Pacific Railway Co.
5.95%, 05/15/37	25	28,223
6.13%, 09/15/15 (Call 03/15/15)	50	51,814
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)[a]	30	29,948
3.40%, 08/01/24 (Call 05/01/24)[a]	50	50,638
3.95%, 05/01/50 (Call 11/01/49)	50	42,599
6.00%, 10/01/36	50	57,576
6.15%, 05/01/37	25	29,343
FedEx Corp.
3.90%, 02/01/35	50	45,492
4.75%, 11/15/45 (Call 05/15/45)[a]	100	99,995

88	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.10%, 01/15/44	$25	$25,871
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	25	25,541
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)[b]	200	195,282
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	250	245,688
4.80%, 08/15/43 (Call 02/15/43)	50	50,531
4.84%, 10/01/41	62	62,979
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	50	49,339
2.88%, 09/01/20 (Call 08/01/20)	45	44,297
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	50	50,602
3.75%, 03/15/24 (Call 12/15/23)	100	107,178
4.16%, 07/15/22 (Call 04/15/22)	250	274,342
4.75%, 12/15/43 (Call 06/15/43)	25	27,178
4.82%, 02/01/44 (Call 08/01/43)	25	27,471
United Parcel Service Inc.
2.45%, 10/01/22[a]	200	203,402

		2,915,022
TRUCKING & LEASING — 0.09%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)	100	96,341
4.75%, 06/15/22	75	79,937
4.85%, 06/01/21[a]	100	105,089
5.20%, 03/15/44 (Call 09/15/43)	25	24,424

		305,791
WATER — 0.03%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	50	52,628
4.30%, 09/01/45 (Call 03/01/45)[a]	50	53,187

		105,815

TOTAL CORPORATE BONDS & NOTES
(Cost: $124,225,625)		123,276,418

FOREIGN GOVERNMENT OBLIGATIONS[f] — 4.48%

CANADA — 0.54%
Export Development Canada
0.75%, 12/15/17	25	24,930
1.00%, 05/15/17	275	275,663
1.00%, 11/01/18	30	29,977
1.50%, 10/03/18[a]	25	25,334

Security	Principal (000s)	Value
1.63%, 12/03/19[a]	$50	$50,593
Province of British Columbia Canada
1.20%, 04/25/17	300	301,099
2.00%, 10/23/22	50	50,373
Province of Manitoba Canada
1.30%, 04/03/17[a]	10	10,036
3.05%, 05/14/24	50	53,191
Province of Ontario Canada
1.65%, 09/27/19[a]	50	50,009
1.88%, 05/21/20	400	402,271
3.15%, 12/15/17[a]	50	51,744
4.40%, 04/14/20	55	60,784
Province of Quebec Canada
2.63%, 02/13/23	100	102,789
2.88%, 10/16/24	400	418,220

		1,907,013
CHILE — 0.03%
Chile Government International Bond
3.88%, 08/05/20	100	108,583

		108,583
COLOMBIA — 0.17%
Colombia Government International Bond
4.50%, 01/28/26 (Call 10/28/25)[a]	200	193,295
6.13%, 01/18/41	200	191,989
8.13%, 05/21/24[a]	175	211,463

		596,747
GERMANY — 0.06%
FMS Wertmanagement AoeR
1.75%, 03/17/20	200	202,703

		202,703
ISRAEL — 0.03%
Israel Government International Bond
5.13%, 03/26/19	100	110,380

		110,380
ITALY — 0.06%
Italy Government International Bond
5.25%, 09/20/16	50	51,054
5.38%, 06/15/33[a]	150	177,292

		228,346

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
JAPAN — 0.13%
Japan Bank for International Cooperation/Japan
1.75%, 07/31/18	$250	$251,977
2.13%, 02/10/25	200	197,035

		449,012
MEXICO — 0.34%
Mexico Government International Bond
3.60%, 01/30/25	200	198,770
3.63%, 03/15/22	350	358,550
4.00%, 10/02/23	300	308,877
4.60%, 01/23/46[a]	200	184,742
4.75%, 03/08/44[a]	150	141,369

		1,192,308
PANAMA — 0.04%
Panama Government International Bond
6.70%, 01/26/36[a]	100	124,077

		124,077
PERU — 0.09%
Peruvian Government International Bond
4.13%, 08/25/27[a]	200	204,667
6.55%, 03/14/37[a]	105	125,590

		330,257
PHILIPPINES — 0.16%
Philippine Government International Bond
6.38%, 10/23/34[a]	100	137,750
7.75%, 01/14/31[a]	300	444,375

		582,125
POLAND — 0.07%
Poland Government International Bond
4.00%, 01/22/24[a]	175	187,250
6.38%, 07/15/19	50	57,026

		244,276
SOUTH AFRICA — 0.17%
South Africa Government International Bond
4.67%, 01/17/24[a]	400	389,312

Security	Principal (000s)	Value
5.50%, 03/09/20[a]	$200	$208,828

		598,140
SOUTH KOREA — 0.10%
Export-Import Bank of Korea
2.88%, 01/21/25	250	253,606
Korea International Bond
7.13%, 04/16/19	100	116,169

		369,775
SUPRANATIONAL — 2.11%
African Development Bank
1.13%, 03/15/17[a]	25	25,080
2.38%, 09/23/21	100	104,220
Asian Development Bank
0.75%, 07/28/17	150	149,723
1.13%, 03/15/17	200	200,662
1.50%, 09/28/18	100	101,215
1.63%, 08/26/20	280	283,037
1.75%, 03/21/19	20	20,350
2.00%, 01/22/25[a]	150	150,797
Corp. Andina de Fomento
4.38%, 06/15/22	50	54,826
Council of Europe Development Bank
1.13%, 05/31/18	125	125,062
European Bank for Reconstruction & Development
1.00%, 09/17/18	50	49,975
1.63%, 11/15/18[a]	100	101,514
1.88%, 02/23/22	50	50,724
European Investment Bank
1.00%, 03/15/18[a]	300	299,684
1.00%, 06/15/18	100	99,747
1.13%, 09/15/17[a]	225	225,692
1.25%, 05/15/18	100	100,308
1.63%, 03/16/20	200	201,645
1.75%, 06/17/19	150	152,289
1.88%, 03/15/19	250	254,902
1.88%, 02/10/25	200	198,133
2.00%, 03/15/21	250	255,311
2.25%, 08/15/22	500	514,726
2.50%, 04/15/21	50	52,241
2.88%, 09/15/20	150	159,145

90	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Inter-American Development Bank
1.00%, 07/14/17	$100	$100,132
1.13%, 03/15/17	100	100,331
1.13%, 08/28/18	300	300,885
1.75%, 04/14/22	450	451,571
1.88%, 06/16/20	250	254,455
2.13%, 11/09/20[a]	100	102,909
3.88%, 02/14/20	110	120,554
4.38%, 01/24/44[a]	25	31,597
International Bank for Reconstruction & Development
1.00%, 06/15/18	500	499,296
1.88%, 10/07/19[a]	425	433,860
1.88%, 10/07/22[a]	250	252,642
2.13%, 02/13/23[a]	150	154,061
2.25%, 06/24/21	100	103,478
2.50%, 07/29/25	200	209,243
International Finance Corp.
1.00%, 04/24/17[a]	75	75,168
1.63%, 07/16/20	200	202,712
1.75%, 09/04/18	100	101,913

		7,425,815
SWEDEN — 0.01%
Svensk Exportkredit AB
5.13%, 03/01/17	50	52,088

		52,088
TURKEY — 0.29%
Turkey Government International Bond
3.25%, 03/23/23	200	183,750
4.88%, 04/16/43	200	175,894
5.75%, 03/22/24	200	212,004
6.75%, 04/03/18	100	107,174
6.75%, 05/30/40	300	334,593

		1,013,415
URUGUAY — 0.08%
Uruguay Government International Bond
4.50%, 08/14/24[a]	100	104,850
7.63%, 03/21/36[a]	135	168,278

		273,128

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $15,762,288)		15,808,188

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 1.19%

CALIFORNIA — 0.38%
Bay Area Toll Authority RB BAB Series S1
6.92%, 04/01/40	$50	$68,499
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	90	128,712
Series DE
6.00%, 11/01/40	25	31,868
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	30	43,671
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34[a]	50	62,367
5.76%, 07/01/29	100	123,106
Regents of the University of California Medical Center Pooled Revenue RB BAB Series F
6.58%, 05/15/49	50	67,037
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	25	33,649
State of California GO BAB
7.50%, 04/01/34	50	71,745
7.55%, 04/01/39	350	519,512
University of California RB
Series AH
1.80%, 07/01/19	90	90,803
Series J
4.13%, 05/15/45	100	101,088

		1,342,057
COLORADO — 0.01%
Denver City & County School District No. 1 COP Series B
4.24%, 12/15/37	25	26,293

		26,293

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
CONNECTICUT — 0.02%
State of Connecticut GO Series A
5.85%, 03/15/32	$50	$61,997

		61,997
DISTRICT OF COLUMBIA — 0.01%
District of Columbia RB BAB
5.58%, 12/01/35	25	31,902

		31,902
FLORIDA — 0.01%
Florida Hurricane Catastrophe Fund Finance Corp. RB Series A
3.00%, 07/01/20	50	51,527

		51,527
GEORGIA — 0.02%
Municipal Electric Authority of Georgia RB BAB Project J, Series 2010A
6.64%, 04/01/57	25	30,358
Project M, Series 2010A
6.66%, 04/01/57	20	23,876

		54,234
ILLINOIS — 0.11%
State of Illinois GO
4.95%, 06/01/23	150	156,192
5.10%, 06/01/33	200	185,942
State of Illinois GO BAB
6.63%, 02/01/35	50	54,166

		396,300
KENTUCKY — 0.01%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	25	32,885

		32,885
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB Series E
5.46%, 12/01/39	25	31,904

		31,904

Security	Principal (000s)	Value
NEW JERSEY — 0.12%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/20 (AGM)	$50	$44,088
0.00%, 02/15/23 (AGM)	100	74,964
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	100	142,394
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	50	55,266
Series C
5.75%, 12/15/28	100	104,507

		421,219
NEW YORK — 0.29%
City of New York NY GO BAB
5.85%, 06/01/40	150	195,078
5.97%, 03/01/36	50	64,734
Metropolitan Transportation Authority RB BAB Series C-1
6.69%, 11/15/40	100	137,512
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27	75	89,531
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	100	125,675
5.75%, 06/15/41	30	39,297
5.88%, 06/15/44	75	100,319
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	60	74,561
Port Authority of New York & New Jersey RB
5.65%, 11/01/40	50	62,064
5.86%, 12/01/24	25	31,741
Series 181
4.96%, 08/01/46	50	57,982
Series 182
5.31%, 08/01/46 (Call 08/01/24)	50	53,812

		1,032,306

92	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
OHIO — 0.04%
American Municipal Power Inc. RB BAB Series E
6.27%, 02/15/50	$25	$29,900
JobsOhio Beverage System RB Series B
4.53%, 01/01/35	25	27,986
Ohio State University (The) RB BAB
4.91%, 06/01/40	50	58,953
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
4.88%, 12/01/34	25	29,127

		145,966
OREGON — 0.04%
Oregon School Boards Association GOL Series B
5.55%, 06/30/28 (NPFGC)	50	59,869
State of Oregon GO
5.89%, 06/01/27	50	62,665

		122,534
SOUTH CAROLINA — 0.01%
South Carolina State Public Service Authority RB Series C
5.78%, 12/01/41	40	47,478

		47,478
TEXAS — 0.07%
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	30	38,758
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	25	35,740
State of Texas GO BAB
5.52%, 04/01/39	50	65,562
Texas Transportation Commission State Highway Fund RB BAB Series B
5.03%, 04/01/26	75	91,225

Security	Principal (000s)	Value
University of Texas System (The) RB BAB Series D
5.13%, 08/15/42	$25	$31,068

		262,353
UTAH — 0.03%
State of Utah GO BAB Series B
3.54%, 07/01/25	65	71,212
Utah Transit Authority RB BAB Series B
5.94%, 06/15/39	25	33,096

		104,308
WASHINGTON — 0.01%
State of Washington GO BAB
5.14%, 08/01/40	25	31,149

		31,149

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $4,107,965)		4,196,412

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 57.84%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.95%
Federal Home Loan Banks
5.00%, 11/17/17[a]	890	952,389
5.50%, 07/15/36[a]	200	276,190
5.75%, 06/12/26	400	538,006
Federal Home Loan Mortgage Corp.
0.75%, 01/12/18	100	99,843
0.88%, 03/07/18	100	99,974
1.25%, 10/02/19	1,300	1,303,505
1.75%, 05/30/19[a]	140	143,013
2.38%, 01/13/22[a]	1,400	1,465,866
6.75%, 09/15/29[a]	350	526,236
Federal National Mortgage Association
1.13%, 10/19/18	500	502,220
1.50%, 06/22/20	400	403,738
1.75%, 09/12/19	3,400	3,471,431
5.63%, 07/15/37	86	121,565
6.25%, 05/15/29	200	285,868
6.63%, 11/15/30[a]	100	148,883

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Tennessee Valley Authority
3.50%, 12/15/42[a]	$50	$49,803

		10,388,530
U.S. GOVERNMENT OBLIGATIONS — 54.89%
U.S. Treasury Note/Bond
0.50%, 04/30/17	1,400	1,396,458
0.63%, 02/15/17[a]	2,500	2,498,650
0.63%, 09/30/17	1,000	997,610
0.63%, 11/30/17	500	498,525
0.75%, 10/31/17[a]	420	419,756
0.88%, 05/15/17	3,500	3,506,615
0.88%, 08/15/17[a]	1,900	1,902,907
0.88%, 01/15/18	3,500	3,504,935
1.00%, 03/31/17	3,000	3,008,910
1.00%, 12/31/17	300	301,095
1.00%, 02/15/18	5,000	5,019,800
1.00%, 03/15/18[a]	5,800	5,823,258
1.00%, 11/30/19[a]	250	249,198
1.13%, 12/31/19[a]	1,520	1,521,079
1.13%, 04/30/20	250	249,698
1.25%, 11/15/18[a]	1,000	1,010,000
1.25%, 12/15/18[a]	1,000	1,009,960
1.25%, 01/31/19[a]	2,000	2,020,260
1.38%, 02/28/19	5,000	5,065,650
1.38%, 01/31/20	1,750	1,767,062
1.50%, 12/31/18	1,800	1,830,312
1.50%, 01/31/19	2,100	2,135,364
1.50%, 02/28/19	2,500	2,542,375
1.50%, 05/31/20	900	912,024
1.63%, 08/15/22[a]	1,000	1,010,580
1.63%, 11/15/22[a]	250	252,093
1.63%, 02/15/26	500	494,705
1.75%, 10/31/18[a]	10,000	10,237,100
1.75%, 10/31/20[a]	850	869,839
1.75%, 12/31/20[a]	700	716,891
1.75%, 02/28/22	1,300	1,323,270
1.75%, 04/30/22	500	508,595
1.75%, 05/15/22	600	610,308
1.75%, 09/30/22	5,000	5,078,300
1.75%, 01/31/23	2,600	2,639,104
1.88%, 09/30/17	10,000	10,172,200
1.88%, 10/31/17	500	508,925
1.88%, 06/30/20[a]	1,500	1,543,875

Security	Principal (000s)	Value
1.88%, 05/31/22[a]	$1,000	$1,024,730
2.00%, 09/30/20[a]	15,500	16,039,555
2.00%, 11/30/20[a]	1,600	1,655,168
2.00%, 11/15/21[a]	500	517,030
2.00%, 02/15/22[a]	1,500	1,551,375
2.00%, 11/30/22	5,000	5,157,850
2.00%, 02/15/25	750	767,318
2.00%, 08/15/25	2,950	3,015,283
2.13%, 01/31/21[a]	1,000	1,041,250
2.13%, 12/31/21	700	727,839
2.13%, 12/31/22	1,160	1,206,632
2.13%, 05/15/25	2,200	2,272,842
2.25%, 11/30/17[a]	3,000	3,075,570
2.25%, 11/15/24	170	177,592
2.38%, 07/31/17	3,000	3,068,580
2.38%, 12/31/20[a]	7,800	8,207,316
2.50%, 06/30/17	1,400	1,432,704
2.50%, 02/15/45[a]	4,168	4,061,466
2.50%, 02/15/46	500	488,010
2.75%, 02/15/19[a]	4,000	4,214,000
2.88%, 08/15/45	2,250	2,368,620
3.00%, 05/15/45	3,508	3,785,693
3.00%, 11/15/45[a]	500	540,150
3.13%, 08/15/44	408	452,203
3.38%, 05/15/44	158	183,740
3.50%, 02/15/39	1,000	1,194,510
3.63%, 02/15/21	2,500	2,782,025
3.88%, 08/15/40	5,030	6,332,317
4.00%, 08/15/18[a]	11,000	11,868,779
4.25%, 05/15/39	246	326,845
4.25%, 11/15/40	162	215,421
4.38%, 05/15/40	750	1,014,248
4.38%, 05/15/41	200	271,448
4.50%, 02/15/36[a]	500	687,850
4.50%, 08/15/39	1,038	1,427,426
4.63%, 02/15/40	3,800	5,316,770
5.38%, 02/15/31[a]	1,100	1,576,135
5.50%, 08/15/28[a]	1,500	2,090,880
6.00%, 02/15/26[a]	650	902,499
6.75%, 08/15/26	400	589,240
6.88%, 08/15/25[a]	300	435,063
7.13%, 02/15/23	800	1,097,856
7.63%, 11/15/22[a]	1,700	2,368,389

94	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 29, 2016

Security	Principal or Shares (000s)	Value
7.63%, 02/15/25[a]	$600	$896,646

		193,584,149

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $201,657,867)		203,972,679

SHORT-TERM INVESTMENTS — 32.83%

MONEY MARKET FUNDS — 32.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,g,h]	101,280	101,280,129
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,g,h]	8,970	8,970,118
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,g]	5,543	5,542,574

		115,792,821

TOTAL SHORT-TERM INVESTMENTS
(Cost: $115,792,821)		115,792,821

TOTAL INVESTMENTS IN SECURITIES — 131.29%
(Cost: $461,546,566)		463,046,518
Other Assets, Less Liabilities — (31.29)%		(110,367,001)

NET ASSETS — 100.00%		$352,679,517

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Variable rate security. Rate shown is as of report date.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	95

Schedule of Investments

iSHARES® AGENCY BOND ETF

February 29, 2016

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[a] — 3.42%
ISRAEL — 2.80%
Israel Government AID Bond
0.00%, 09/15/20	$4	$3,735
5.50%, 09/18/23	10,500	13,071,653
5.50%, 12/04/23	2,500	3,121,892

		16,197,280
JORDAN — 0.12%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	250	261,416
2.58%, 06/30/22	400	417,846

		679,262
UKRAINE — 0.50%
Ukraine Government AID Bond
1.85%, 05/29/20	2,849	2,899,201

		2,899,201

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $19,101,355)		19,775,743

U.S. GOVERNMENT AGENCY OBLIGATIONS — 94.59%
Fannie Mae Principal STRIP
0.00%, 03/23/28	100	70,489
0.00%, 11/15/30	1,600	1,015,618
Federal Farm Credit Banks
0.45%, 09/14/16[b]	75	74,988
0.50%, 08/23/16	2,000	1,999,448
1.03%, 05/11/18	6,000	6,008,107
1.13%, 03/12/18	5,000	5,019,039
1.22%, 06/25/18	45,900	46,138,836
1.30%, 12/14/18	2,845	2,861,682
1.69%, 04/09/20 (Call 03/07/16)	50	49,969
2.00%, 04/04/22	489	502,692
2.50%, 04/09/26	500	513,149
3.35%, 03/23/33	100	103,047
3.39%, 03/20/34	100	102,210
4.88%, 01/27/20	250	284,552
5.13%, 07/09/29	267	333,171

Security	Principal (000s)	Value
5.15%, 11/15/19	$1,889	$2,158,416
5.41%, 04/17/36	250	330,336
Federal Home Loan Bank of Chicago
5.63%, 06/13/16	600	608,672
Federal Home Loan Banks
0.88%, 03/19/18	45,000	44,987,656
1.00%, 12/19/17[c]	35,820	35,907,866
1.13%, 04/25/18[c]	1,630	1,638,650
1.25%, 06/08/18	4,280	4,308,735
1.63%, 12/09/16[c]	8,020	8,076,381
1.75%, 06/12/20	2,000	2,037,274
2.13%, 12/08/17	5,825	5,952,906
2.75%, 06/08/18	100	103,936
2.88%, 09/11/20	1,835	1,951,794
2.88%, 06/13/25	2,000	2,127,708
3.13%, 12/08/17	385	400,361
4.00%, 09/01/28	810	936,089
4.11%, 04/18/18	3,000	3,199,087
4.13%, 12/13/19	350	387,583
4.50%, 09/13/19[c]	1,780	1,990,297
5.25%, 12/11/20	1,500	1,768,892
5.37%, 09/09/24	1,000	1,256,224
5.38%, 09/09/16	1,000	1,024,482
5.38%, 08/15/18	1,385	1,530,898
5.38%, 05/15/19	65	73,701
5.38%, 08/15/24[c]	520	653,067
5.50%, 07/15/36[c]	4,130	5,703,322
5.63%, 03/14/36	500	705,357
5.75%, 06/12/26	2,400	3,228,039
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19	2,723	2,554,630
1.00%, 06/29/17[c]	6,125	6,139,596
1.00%, 12/15/17	17,000	17,041,590
1.14%, 10/15/18 (Call 04/15/16)	800	798,752
1.20%, 06/12/18 (Call 03/12/16)	9,000	8,999,970
1.20%, 10/29/18 (Call 04/29/16)	8,000	7,995,874
1.25%, 08/01/19[c]	5,705	5,732,415
1.25%, 10/02/19	22,040	22,099,426

96	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® AGENCY BOND ETF

February 29, 2016

Security	Principal (000s)	Value
1.35%, 02/26/19 (Call 05/26/16)	$3,000	$2,997,927
1.75%, 05/30/19[c]	28,705	29,322,689
2.00%, 10/09/19	1,700	1,746,612
2.38%, 01/13/22[c]	6,620	6,931,453
2.50%, 05/27/16	790	793,901
4.88%, 06/13/18	354	385,559
6.25%, 07/15/32	12,976	19,033,180
6.75%, 03/15/31[c]	1,250	1,884,545
Federal National Mortgage Association
0.00%, 11/15/16	3,200	3,179,837
0.00%, 06/01/17	60,871	60,249,659
0.00%, 10/09/19	20,540	19,383,818
0.00%, 05/15/30	61	40,075
0.75%, 03/14/17	5,000	5,001,169
1.00%, 02/26/19[c]	3,000	2,997,627
1.13%, 04/27/17[c]	4,000	4,017,578
1.13%, 07/20/18[c]	2,500	2,512,740
1.25%, 06/20/18 (Call 03/20/16)	4,352	4,353,892
1.50%, 06/22/20[c]	7,100	7,166,352
1.50%, 11/30/20	3,820	3,844,641
1.63%, 01/21/20[c]	10,788	10,954,995
1.63%, 10/30/20	400	403,362
5.00%, 05/11/17	5,000	5,248,729
5.38%, 06/12/17	8,685	9,195,959
5.63%, 07/15/37	391	552,696
6.21%, 08/06/38	2,147	3,234,630
6.25%, 05/15/29	100	142,934
6.32%, 12/20/27	290	400,045
6.63%, 11/15/30	150	223,324
7.13%, 01/15/30	200	306,960
7.25%, 05/15/30	5,500	8,564,528
8.28%, 01/10/25	350	520,483
Financing Corp.
0.00%, 11/11/16	3,167	3,151,567
0.00%, 12/06/16	3,927	3,903,778
0.00%, 11/30/17	195	191,197
0.00%, 02/08/18	90	88,326
0.00%, 05/11/18	350	342,600
0.00%, 08/03/18	600	584,321
0.00%, 11/02/18	285	276,380

Security	Principal or Shares (000s)	Value
0.00%, 12/27/18	$30	$29,049
0.00%, 03/07/19	4,105	3,956,855
0.00%, 09/26/19	962	921,962
8.60%, 09/26/19	4,753	5,964,678
9.40%, 02/08/18	250	290,552
9.65%, 11/02/18	380	465,525
9.80%, 11/30/17	680	784,643
9.80%, 04/06/18	4,085	4,830,208
10.35%, 08/03/18	3,135	3,830,331
10.70%, 10/06/17	780	900,931
Navient Solutions Inc.
0.00%, 10/03/22	5,745	4,933,284
NCUA Guaranteed Notes
Series A4
3.00%, 06/12/19	500	528,353
Series A5
3.45%, 06/12/21	999	1,092,503
Private Export Funding Corp.
4.38%, 03/15/19	471	514,073
Series HH
1.45%, 08/15/19	1,500	1,506,615
Series JJ
1.88%, 07/15/18	2,750	2,800,215
Series KK
3.55%, 01/15/24	5,000	5,500,250
Tennessee Valley Authority
2.88%, 09/15/24[c]	4,000	4,197,100
3.50%, 12/15/42[c]	3,450	3,436,446
4.25%, 09/15/65	1,870	1,982,126
4.50%, 04/01/18	216	231,789
4.63%, 09/15/60	511	584,313
5.25%, 09/15/39[c]	1,750	2,244,035
5.50%, 07/18/17	1,000	1,064,222
5.88%, 04/01/36[c]	1,158	1,580,614

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $540,023,121)		547,787,719

SHORT-TERM INVESTMENTS — 19.45%

MONEY MARKET FUNDS — 19.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	85,591	85,591,260

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® AGENCY BOND ETF

February 29, 2016

Security	Shares (000s)	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	7,581	$7,580,595
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	19,482	19,482,477

		112,654,332

TOTAL SHORT-TERM INVESTMENTS
(Cost: $112,654,332)		112,654,332

TOTAL INVESTMENTS IN SECURITIES — 117.46%
(Cost: $671,778,808)		680,217,794
Other Assets, Less Liabilities — (17.46)%		(101,111,066)

NET ASSETS — 100.00%		$579,106,728

[a]	Investments are denominated in U.S. dollars.
[b]	Variable rate security. Rate shown is as of report date.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

98	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MBS ETF

February 29, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.83%

MORTGAGE-BACKED SECURITIES — 99.83%
Federal Home Loan Mortgage Corp.
1.77%, 06/01/43[a]	$1,485	$1,519,450
2.47%, 05/01/43[a]	1,142	1,168,162
2.48%, 12/01/38[a]	3,659	3,885,495
2.50%, 02/01/28	20,485	21,089,199
2.50%, 06/01/28	178	183,703
2.50%, 07/01/29	3,202	3,292,605
2.50%, 08/01/29	662	680,643
2.50%, 10/01/29	479	491,826
2.50%, 02/01/30	4,374	4,491,636
2.50%, 03/01/30	453	465,401
2.50%, 04/01/30	12,814	13,155,930
2.50%, 05/01/30	14,191	14,569,622
2.50%, 06/01/30	50,697	52,039,685
2.50%, 07/01/30	1,830	1,879,262
2.50%, 08/01/30	2,501	2,566,363
2.50%, 09/01/30	1,640	1,683,633
2.50%, 03/01/31[b]	31,950	32,768,719
2.50%, 02/01/43	2,243	2,230,418
2.50%, 03/01/43	265	263,951
2.50%, 04/01/43	949	943,737
2.50%, 06/01/43	804	799,349
2.50%, 07/01/43	3,111	3,093,714
2.50%, 08/01/43	336	334,582
2.50%, 04/01/45	313	311,750
2.51%, 08/01/43[a]	405	414,339
2.55%, 01/01/42[a]	3,730	3,926,844
2.56%, 12/01/33[a]	182	193,143
2.65%, 11/01/40[a]	1,397	1,465,117
2.78%, 11/01/40[a]	1,473	1,547,394
2.89%, 09/01/41[a]	3,040	3,221,153
2.96%, 08/01/41[a]	560	588,368
2.96%, 05/01/42[a]	2,136	2,210,420
3.00%, 01/01/21	26	27,251
3.00%, 08/01/21	9	8,945
3.00%, 09/01/21	405	423,072
3.00%, 10/01/22	92	96,331
3.00%, 04/01/27	3,094	3,243,503
3.00%, 05/01/27	18,012	18,875,277
3.00%, 06/01/27	4,927	5,162,508

Security	Principal (000s)	Value
3.00%, 07/01/27	$559	$585,599
3.00%, 08/01/27	1,566	1,640,879
3.00%, 09/01/27	8,743	9,150,387
3.00%, 11/01/27	2,347	2,459,923
3.00%, 12/01/27	1,705	1,786,680
3.00%, 01/01/28	891	932,608
3.00%, 11/01/28	371	388,996
3.00%, 04/01/29	18	18,882
3.00%, 05/01/29	21,858	22,847,148
3.00%, 10/01/29	30	31,005
3.00%, 11/01/29	4,653	4,859,500
3.00%, 03/01/30	1,675	1,749,806
3.00%, 05/01/30	10,652	11,125,937
3.00%, 06/01/30	5,504	5,751,221
3.00%, 08/01/30	730	762,282
3.00%, 09/01/30	10,472	10,939,496
3.00%, 10/01/30	2,172	2,268,749
3.00%, 03/01/31[b]	53,250	55,579,687
3.00%, 05/01/33	9,601	9,996,135
3.00%, 04/01/43	65,284	66,921,743
3.00%, 02/01/45	5,424	5,564,251
3.00%, 03/01/45	476	486,987
3.00%, 04/01/45	116,137	118,937,017
3.00%, 05/01/45	3,381	3,462,264
3.00%, 03/01/46[b]	121,075	123,855,941
3.25%, 11/01/40[a]	2,401	2,512,411
3.33%, 07/01/41[a]	321	339,351
3.45%, 11/01/41[a]	6,444	6,832,699
3.50%, 11/01/25	7,073	7,479,119
3.50%, 03/01/26	4,291	4,537,434
3.50%, 06/01/26	1,868	1,975,121
3.50%, 08/01/26	2,109	2,230,339
3.50%, 03/01/31[b]	34,575	36,455,016
3.50%, 05/01/35	22,996	24,381,341
3.50%, 10/01/42	4,229	4,428,354
3.50%, 11/01/42	3,654	3,826,585
3.50%, 06/01/43	4,850	5,108,455
3.50%, 08/01/45	2,938	3,079,290
3.50%, 10/01/45	162,926	170,535,808
3.50%, 01/01/46	54,859	57,421,001
3.50%, 02/01/46	54,224	56,756,859
3.50%, 03/01/46[b]	198,070	207,075,995
4.00%, 05/01/25	4,335	4,612,446
4.00%, 10/01/25	3,252	3,423,058

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 29, 2016

Security	Principal (000s)	Value
4.00%, 02/01/26	$3,210	$3,407,810
4.00%, 03/01/31[b]	7,643	7,942,749
4.00%, 09/01/41	11,737	12,652,159
4.00%, 02/01/42	19,933	21,439,646
4.00%, 07/01/44	10,357	11,183,865
4.00%, 07/01/45	81,661	87,152,341
4.00%, 08/01/45	23,278	24,844,070
4.00%, 09/01/45	72,660	77,553,771
4.00%, 10/01/45	121,627	129,818,639
4.00%, 03/01/46[b]	9,173	9,772,112
4.50%, 04/01/22	1,828	1,903,812
4.50%, 05/01/23	2,524	2,629,240
4.50%, 07/01/24	1,735	1,865,217
4.50%, 08/01/24	563	605,372
4.50%, 09/01/24	952	1,020,249
4.50%, 10/01/24	1,386	1,487,802
4.50%, 08/01/30	3,997	4,367,108
4.50%, 03/01/31[b]	931	961,548
4.50%, 03/01/39	9,527	10,495,477
4.50%, 05/01/39	11,159	12,307,117
4.50%, 10/01/39	12,722	13,823,841
4.50%, 09/01/40	10,395	11,309,429
4.50%, 02/01/41	9,908	10,783,073
4.50%, 05/01/41	11,654	12,945,207
4.50%, 03/01/46[b]	99,575	107,945,523
5.00%, 11/01/18	755	792,775
5.00%, 08/01/19	996	1,029,099
5.00%, 12/01/24	2,755	2,916,278
5.00%, 08/01/25	2,369	2,603,239
5.00%, 03/01/31[b]	161	166,258
5.00%, 06/01/33	983	1,095,869
5.00%, 12/01/33	3,250	3,636,415
5.00%, 07/01/35	11,494	12,768,865
5.00%, 01/01/36	1,777	1,969,277
5.00%, 11/01/36	2,427	2,692,377
5.00%, 01/01/37	2,102	2,332,034
5.00%, 02/01/37	1,920	2,129,116
5.00%, 02/01/38	2,673	2,964,513
5.00%, 03/01/38	8,254	9,096,700
5.00%, 12/01/38	1,715	1,887,987
5.00%, 08/01/39	12,566	13,989,951
5.00%, 01/01/40	975	1,075,331
5.00%, 04/01/40	1,048	1,158,752
5.00%, 07/01/40	552	610,877

Security	Principal (000s)	Value
5.00%, 08/01/40	$8,330	$9,207,305
5.00%, 09/01/40	5,042	5,575,121
5.00%, 08/01/41	7,537	8,344,740
5.00%, 03/01/46[b]	31	34,535
5.50%, 07/01/31	1	348
5.50%, 04/01/32	65	72,429
5.50%, 09/01/32	198	221,713
5.50%, 10/01/32	37	41,303
5.50%, 12/01/32	16	18,620
5.50%, 04/01/33	1	1,120
5.50%, 05/01/33	27	30,871
5.50%, 06/01/33	35	39,632
5.50%, 07/01/33	81	91,344
5.50%, 09/01/33	6	6,668
5.50%, 10/01/33	416	469,901
5.50%, 01/01/34	2	2,332
5.50%, 02/01/34	3,149	3,507,332
5.50%, 03/01/34	778	877,537
5.50%, 10/01/34	454	509,805
5.50%, 11/01/34	9	9,749
5.50%, 12/01/34	525	594,069
5.50%, 01/01/35	5,961	6,730,690
5.50%, 02/01/35	1,548	1,746,188
5.50%, 04/01/35	286	318,034
5.50%, 05/01/35	2,996	3,379,257
5.50%, 06/01/35	7,595	8,574,431
5.50%, 07/01/35	34	38,594
5.50%, 08/01/35	111	123,333
5.50%, 10/01/35	279	313,547
5.50%, 12/01/35	1,568	1,768,817
5.50%, 02/01/36	2	2,106
5.50%, 03/01/36	93	105,527
5.50%, 05/01/36	1,877	2,106,898
5.50%, 07/01/36	3,420	3,836,884
5.50%, 08/01/36	413	465,018
5.50%, 04/01/38	3,750	4,214,583
5.50%, 05/01/38	1,323	1,483,533
5.50%, 12/01/38	18	20,454
5.50%, 01/01/39	6,297	7,111,420
5.50%, 09/01/39	3,329	3,719,802
5.50%, 11/01/39	5,998	6,775,355
5.50%, 03/01/46[b]	163	180,905
6.00%, 09/01/36	1,406	1,604,046
6.00%, 10/01/36	1,568	1,803,874

100	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 29, 2016

Security	Principal (000s)	Value
6.00%, 02/01/37	$1,450	$1,654,769
6.00%, 09/01/38	5,328	6,106,243
6.00%, 03/01/46[b]	9,372	10,611,280
Federal National Mortgage Association
1.89%, 04/01/43[a]	2,789	2,858,406
2.06%, 06/01/43[a]	7,326	7,501,695
2.43%, 02/01/42[a]	6,584	6,935,399
2.48%, 08/01/42[a]	10,008	10,331,447
2.50%, 05/01/27	13,762	14,199,865
2.50%, 10/01/27	13,753	14,189,304
2.50%, 01/01/30	7,335	7,534,649
2.50%, 02/01/30	1,973	2,024,997
2.50%, 04/01/30	3,127	3,209,234
2.50%, 05/01/30	35,281	36,220,627
2.50%, 06/01/30	135,296	138,861,934
2.50%, 07/01/30	41,613	42,706,956
2.50%, 08/01/30	9,883	10,144,267
2.50%, 09/01/30	6,894	7,074,421
2.50%, 10/01/30	3,127	3,209,346
2.50%, 01/01/43	2,886	2,878,774
2.50%, 02/01/43	2,840	2,833,463
2.50%, 03/01/43	2,797	2,789,821
2.50%, 06/01/43	6,733	6,717,445
2.50%, 08/01/43	950	947,615
2.50%, 04/01/45	111	111,063
2.50%, 05/01/45	982	979,861
2.67%, 12/01/38[a]	1,543	1,629,585
2.82%, 08/01/41[a]	804	847,782
2.93%, 10/01/41[a]	4,441	4,692,743
3.00%, 12/01/20	541	564,648
3.00%, 03/01/21	16	16,893
3.00%, 04/01/21	14	14,541
3.00%, 05/01/21	17	17,609
3.00%, 08/01/21	612	638,899
3.00%, 09/01/21	58	60,903
3.00%, 10/01/21	221	231,246
3.00%, 02/01/22	53	54,835
3.00%, 03/01/22	15	15,391
3.00%, 07/01/22	682	712,622
3.00%, 09/01/22	24	25,491
3.00%, 12/01/22	99	103,717
3.00%, 09/01/26	140	146,520
3.00%, 01/01/27	11,826	12,365,695

Security	Principal (000s)	Value
3.00%, 03/01/27	$415	$434,318
3.00%, 11/01/27	22,600	23,674,069
3.00%, 12/01/28	59	61,240
3.00%, 05/01/29	841	878,114
3.00%, 08/01/29	696	727,247
3.00%, 09/01/29	1,792	1,872,479
3.00%, 10/01/29	13,659	14,282,001
3.00%, 11/01/29	32,727	34,152,325
3.00%, 12/01/29	2,522	2,632,782
3.00%, 01/01/30	5,747	5,998,049
3.00%, 02/01/30	11,151	11,636,639
3.00%, 03/01/30	66,809	69,716,763
3.00%, 04/01/30	33,699	35,173,083
3.00%, 05/01/30	20,662	21,568,429
3.00%, 06/01/30	5,137	5,361,983
3.00%, 07/01/30	20,147	21,024,092
3.00%, 08/01/30	825	861,432
3.00%, 09/01/30	12,997	13,562,865
3.00%, 10/01/30	1,958	2,043,079
3.00%, 03/01/31[b]	12,000	12,513,750
3.00%, 05/01/33	2,603	2,719,861
3.00%, 03/01/42	669	686,884
3.00%, 02/01/43	60	61,729
3.00%, 03/01/43	459	471,637
3.00%, 04/01/43	14,154	14,546,762
3.00%, 05/01/43	152,469	156,633,008
3.00%, 06/01/43	26,958	27,692,060
3.00%, 07/01/43	23,626	24,267,368
3.00%, 08/01/43	20,008	20,550,655
3.00%, 09/01/43	24,812	25,481,953
3.00%, 10/01/43	2,106	2,162,920
3.00%, 11/01/43	147	150,713
3.00%, 12/01/43	7,152	7,346,556
3.00%, 01/01/44	468	480,995
3.00%, 02/01/44	35,949	36,965,318
3.00%, 03/01/45	519	533,068
3.00%, 04/01/45	4,071	4,178,244
3.00%, 05/01/45	4,861	4,989,090
3.00%, 06/01/45	473	485,555
3.00%, 03/01/46[b]	196,700	201,678,969
3.30%, 09/01/41[a]	407	423,853
3.50%, 04/01/27	5,525	5,869,589
3.50%, 11/01/30	2,708	2,871,370
3.50%, 03/01/31[b]	89,792	94,870,860

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 29, 2016

Security	Principal (000s)	Value
3.50%, 01/01/32	$5,049	$5,342,687
3.50%, 06/01/32	2,423	2,565,251
3.50%, 06/01/35	29,290	31,052,852
3.50%, 05/01/42	3,515	3,711,097
3.50%, 12/01/42	5,484	5,774,117
3.50%, 05/01/43	43,783	45,977,913
3.50%, 06/01/43	20,418	21,438,378
3.50%, 09/01/45	569,854	598,275,785
3.50%, 10/01/45	36,338	38,105,241
3.50%, 11/01/45	7,678	8,054,169
3.50%, 01/01/46	40,102	42,052,422
3.50%, 02/01/46	11,681	12,248,893
3.50%, 03/01/46[b]	63,028	66,031,678
4.00%, 03/01/24	2,864	3,051,167
4.00%, 10/01/25	6,761	7,135,576
4.00%, 11/01/25	3,264	3,482,402
4.00%, 03/01/26	1,992	2,127,021
4.00%, 06/01/26	12,790	13,670,296
4.00%, 09/01/26	4,596	4,915,301
4.00%, 12/01/30	3,342	3,598,357
4.00%, 01/01/31	2,071	2,229,380
4.00%, 02/01/31	1,704	1,834,608
4.00%, 03/01/31[b]	25,775	26,806,000
4.00%, 10/01/31	4,921	5,298,992
4.00%, 02/01/32	12,109	13,041,925
4.00%, 11/01/41	11,878	12,783,023
4.00%, 01/01/42	6,866	7,388,666
4.00%, 03/01/42	24,729	26,613,976
4.00%, 07/01/45	64,566	68,963,841
4.00%, 08/01/45	121,845	130,342,769
4.00%, 09/01/45	326,729	349,217,346
4.00%, 03/01/46[b]	20,408	21,772,785
4.50%, 09/01/18	935	967,715
4.50%, 04/01/19	723	753,215
4.50%, 11/01/22	1,651	1,727,982
4.50%, 06/01/23	599	629,437
4.50%, 03/01/24	471	489,127
4.50%, 10/01/24	2,698	2,904,972
4.50%, 02/01/25	3,040	3,281,802
4.50%, 04/01/25	3,976	4,302,932
4.50%, 06/01/25	3,306	3,565,475
4.50%, 03/01/31[b]	4,425	4,568,812
4.50%, 08/01/31	7,039	7,708,175
4.50%, 05/01/39	3,810	4,179,453

Security	Principal (000s)	Value
4.50%, 09/01/40	$7,722	$8,411,030
4.50%, 12/01/40	6,146	6,693,834
4.50%, 01/01/41	12,699	13,828,565
4.50%, 04/01/41	13,010	14,285,381
4.50%, 05/01/41	26,699	29,151,758
4.50%, 06/01/41	7,338	8,049,984
4.50%, 08/01/41	12,279	13,371,440
4.50%, 09/01/41	27,353	29,942,049
4.50%, 03/01/46[b]	136,000	147,687,500
5.00%, 08/01/20	1,192	1,233,570
5.00%, 07/01/23	3,645	3,929,109
5.00%, 12/01/23	1,627	1,753,331
5.00%, 05/01/25	679	714,677
5.00%, 03/01/31[b]	1,283	1,321,490
5.00%, 11/01/33	6,452	7,184,204
5.00%, 03/01/36	2,452	2,722,798
5.00%, 05/01/36	2,099	2,329,980
5.00%, 02/01/38	2,827	3,137,700
5.00%, 03/01/39	2,270	2,540,586
5.00%, 12/01/39	2,049	2,274,157
5.00%, 01/01/40	50	55,218
5.00%, 04/01/40	4,365	4,845,613
5.00%, 05/01/40	364	403,780
5.00%, 06/01/40	479	532,232
5.00%, 07/01/40	3,306	3,666,467
5.00%, 08/01/40	18,585	20,911,225
5.00%, 09/01/40	146	162,652
5.00%, 10/01/40	443	494,664
5.00%, 02/01/41	32	35,301
5.00%, 03/01/41	5,700	6,324,925
5.00%, 04/01/41	10,583	11,826,831
5.00%, 05/01/41	34,406	38,440,174
5.00%, 06/01/41	2,709	3,028,043
5.00%, 08/01/41	4,389	4,934,330
5.00%, 03/01/46[b]	151,022	167,209,665
5.50%, 12/01/19	1,785	1,856,194
5.50%, 05/01/33	2,462	2,787,797
5.50%, 11/01/33	4,988	5,647,775
5.50%, 09/01/34	3,596	4,074,985
5.50%, 04/01/36	6,560	7,400,817
5.50%, 05/01/36	1,351	1,523,166
5.50%, 09/01/36	9,541	10,793,322
5.50%, 08/01/37	8,548	9,666,521
5.50%, 03/01/38	3,417	3,864,775

102	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 29, 2016

Security	Principal (000s)	Value
5.50%, 07/01/38	$2,402	$2,714,446
5.50%, 11/01/38	2,701	3,045,145
5.50%, 07/01/40	6,685	7,597,983
5.50%, 09/01/40	17,504	19,862,165
5.50%, 03/01/46[b]	857	961,715
6.00%, 03/01/34	3,737	4,305,857
6.00%, 05/01/34	673	784,291
6.00%, 08/01/34	1,241	1,427,895
6.00%, 11/01/34	406	466,916
6.00%, 06/01/36	2,352	2,690,449
6.00%, 08/01/36	2,355	2,687,438
6.00%, 03/01/38	1,394	1,603,359
6.00%, 05/01/38	3,294	3,768,214
6.00%, 08/01/38	245	279,342
6.00%, 06/01/39	10,879	12,499,292
6.00%, 10/01/39	877	1,012,078
6.00%, 03/01/46[b]	2,896	3,300,079
6.50%, 08/01/36	96	110,475
6.50%, 09/01/36	722	834,281
6.50%, 10/01/36	106	121,762
6.50%, 12/01/36	119	136,579
6.50%, 07/01/37	191	228,612
6.50%, 08/01/37	5,585	6,417,131
6.50%, 10/01/37	339	393,179
6.50%, 11/01/37	46	53,175
6.50%, 12/01/37	254	294,163
6.50%, 06/01/38	64	73,793
6.50%, 10/01/39	5,645	6,579,878
6.50%, 05/01/40	3,674	4,226,557
7.00%, 04/01/37	1,897	2,237,767
Government National Mortgage Association
2.50%, 03/01/46[b]	2,775	2,761,559
3.00%, 07/15/27	11,666	12,213,780
3.00%, 09/15/42	550	569,649
3.00%, 10/15/42	1,951	2,028,740
3.00%, 04/15/43	83	86,409
3.00%, 09/20/43	4,205	4,375,481
3.00%, 11/20/43	148	153,716
3.00%, 12/20/43	44	45,638
3.00%, 01/20/44	12,918	13,440,879
3.00%, 02/20/44	3,378	3,514,419
3.00%, 03/20/44	4,293	4,466,709
3.00%, 04/20/44	77	80,533

Security	Principal (000s)	Value
3.00%, 06/20/44	$755	$785,473
3.00%, 07/20/44	3,117	3,237,344
3.00%, 08/20/44	95,361	99,221,648
3.00%, 10/15/44	4,193	4,345,187
3.00%, 05/15/45	3,541	3,675,998
3.00%, 08/20/45	143,465	148,801,000
3.00%, 03/01/46[b]	142,250	147,243,258
3.50%, 01/15/41	103	109,175
3.50%, 09/15/41	928	978,617
3.50%, 11/15/41	263	277,537
3.50%, 12/15/41	9,299	9,811,544
3.50%, 01/15/42	1,448	1,527,827
3.50%, 02/15/42	220	232,234
3.50%, 03/15/42	200	211,446
3.50%, 04/15/42	361	380,625
3.50%, 07/15/42	962	1,016,002
3.50%, 09/15/42	3,878	4,096,653
3.50%, 10/15/42	3,934	4,152,174
3.50%, 11/15/42	2,891	3,050,466
3.50%, 01/15/43	430	454,649
3.50%, 02/15/43	375	395,497
3.50%, 03/15/43	1,918	2,032,330
3.50%, 05/15/43	3,576	3,775,346
3.50%, 06/15/43	5,179	5,499,577
3.50%, 08/15/43	1,807	1,906,415
3.50%, 09/15/44	784	830,252
3.50%, 07/20/45	288,745	305,401,154
3.50%, 01/20/46	112,435	118,920,647
3.50%, 02/20/46	59,850	63,302,319
3.50%, 03/01/46[b]	263,959	278,647,963
4.00%, 01/15/41	156	166,933
4.00%, 02/15/41	11,208	12,014,796
4.00%, 03/15/41	1,815	1,957,354
4.00%, 04/15/41	8,144	8,781,913
4.00%, 05/15/41	1,419	1,530,496
4.00%, 07/15/41	4,479	4,792,725
4.00%, 09/15/41	396	423,414
4.00%, 12/15/41	2,828	3,050,931
4.00%, 01/15/42	1,763	1,901,599
4.00%, 02/15/42	7,591	8,170,572
4.00%, 03/15/42	11,264	12,090,253
4.00%, 04/15/42	8,780	9,400,291
4.00%, 05/15/42	2,020	2,178,637
4.00%, 08/15/42	2,715	2,916,057

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 29, 2016

Security	Principal (000s)	Value
4.00%, 10/15/42	$757	$807,947
4.00%, 03/15/44	564	602,459
4.00%, 08/15/44	124	132,069
4.00%, 08/20/44	12,452	13,311,919
4.00%, 10/20/44	29,890	31,947,482
4.00%, 10/20/45	4,879	5,226,794
4.00%, 01/20/46	16,424	17,603,510
4.00%, 03/01/46[b]	276,337	295,032,925
4.50%, 04/15/39	965	1,051,012
4.50%, 08/15/39	6,922	7,534,664
4.50%, 11/20/39	2,407	2,623,042
4.50%, 01/20/40	2,620	2,855,701
4.50%, 06/15/40	10,544	11,481,232
4.50%, 07/15/40	8,208	8,918,280
4.50%, 08/15/40	21,845	23,788,249
4.50%, 08/20/40	4,410	4,806,198
4.50%, 10/20/40	10,557	11,506,105
4.50%, 04/20/41	10,494	11,436,642
4.50%, 06/20/41	14,242	15,521,675
4.50%, 09/20/41	6,788	7,398,425
4.50%, 11/20/41	6,556	7,145,372
4.50%, 11/20/45	24,187	26,039,317
4.50%, 03/01/46[b]	90,004	96,958,669
5.00%, 05/20/33	708	786,399
5.00%, 07/20/35	3,018	3,357,023
5.00%, 12/15/36	11,699	13,111,887
5.00%, 01/15/39	4,873	5,421,276
5.00%, 07/15/39	12,904	14,353,501
5.00%, 10/20/39	4,486	4,982,139
5.00%, 05/15/40	2,619	2,907,900
5.00%, 07/20/40	15,807	17,532,617
5.00%, 08/20/40	4,571	5,069,728
5.00%, 11/20/41	11,036	12,321,537
5.00%, 07/20/42	2,253	2,511,971
5.00%, 03/01/46[b]	17,350	18,827,461
5.50%, 11/20/34	3,454	3,893,549
5.50%, 03/15/36	2,596	2,962,801
5.50%, 03/20/36	761	852,629
5.50%, 07/20/36	1,017	1,135,513
5.50%, 06/20/38	4,400	4,888,132
5.50%, 10/15/38	2,758	3,098,615
5.50%, 03/20/39	2,825	3,168,554
5.50%, 12/15/39	766	860,301
5.50%, 01/15/40	6,217	6,988,269

Security	Principal or Shares (000s)	Value
5.50%, 07/20/40	$6,213	$6,862,814
6.00%, 03/15/37	5,598	6,417,808
6.00%, 09/20/38	6,973	7,914,035
6.00%, 12/15/38	2,554	2,887,847
6.00%, 11/15/39	1,032	1,165,203
6.00%, 03/01/46[b]	7,000	7,889,219
6.50%, 10/20/38	2,832	3,290,525

		7,699,074,145

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $7,601,471,908)		7,699,074,145

SHORT-TERM INVESTMENTS — 30.16%

MONEY MARKET FUNDS — 30.16%
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d]	2,326,097	2,326,096,510
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	100	100,000

		2,326,196,510

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,326,196,510)		2,326,196,510

TOTAL INVESTMENTS IN SECURITIES — 129.99%
(Cost: $9,927,668,418)		10,025,270,655
Other Assets, Less Liabilities — (29.99)%		(2,313,122,570)

NET ASSETS — 100.00%		$7,712,148,085

[a]	Variable rate security. Rate shown is as of report date.
[b]	To-be-announced (TBA). See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

104	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 29, 2016

	iShares Intermediate Government/Credit Bond ETF	iShares Government/Credit Bond ETF	iShares Agency Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,966,088,377	$345,505,764	$559,124,476
Affiliated (Note 2)	522,031,611	116,040,802	112,654,332

Total cost of investments	$2,488,119,988	$461,546,566	$671,778,808

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,985,013,603	$347,001,550	$567,563,462
Affiliated (Note 2)	522,036,756	116,044,968	112,654,332

Total fair value of investments	2,507,050,359	463,046,518	680,217,794
Cash	18,122	—	—
Receivables:
Investment securities sold	7,001,449	1,791,793	46,600,965
Due from custodian (Note 4)	317,019	—	—
Interest	10,982,887	2,241,931	2,644,694
Capital shares sold	16,709,908	—	—

Total Assets	2,542,079,744	467,080,242	729,463,453

LIABILITIES
Payables:
Investment securities purchased	45,313,271	4,099,748	57,093,717
Collateral for securities on loan (Note 1)	494,241,386	110,250,247	93,171,855
Investment advisory fees (Note 2)	309,751	50,730	91,153

Total Liabilities	539,864,408	114,400,725	150,356,725

NET ASSETS	$2,002,215,336	$352,679,517	$579,106,728

Net assets consist of:
Paid-in capital	$1,984,323,224	$351,864,886	$569,984,971
Undistributed net investment income	2,628,221	410,745	691,279
Accumulated net realized loss	(3,666,480)	(1,096,066)	(8,508)
Net unrealized appreciation	18,930,371	1,499,952	8,438,986

NET ASSETS	$2,002,215,336	$352,679,517	$579,106,728

Shares outstanding[b]	18,000,000	3,100,000	5,050,000

Net asset value per share	$111.23	$113.77	$114.67

[a]	Securities on loan with values of $480,674,783, $106,987,120 and $84,885,478, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	105

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 29, 2016

iShares MBS ETF

ASSETS
Investments, at cost:
Unaffiliated	$7,601,471,908
Affiliated (Note 2)	2,326,196,510

Total cost of investments	$9,927,668,418

Investments in securities, at fair value (Note 1):
Unaffiliated	$7,699,074,145
Affiliated (Note 2)	2,326,196,510

Total fair value of investments	10,025,270,655
Receivables:
Investment securities sold	133,410,945
Interest	20,165,204
Capital shares sold	10,944,629

Total Assets	10,189,791,433

LIABILITIES
Payables:
Investment securities purchased	2,471,970,607
Due to broker for TBA collateral (Note 1)	4,177,000
Investment advisory fees (Note 2)	1,495,741

Total Liabilities	2,477,643,348

NET ASSETS	$7,712,148,085

Net assets consist of:
Paid-in capital	$7,585,144,221
Undistributed net investment income	29,445,842
Accumulated net realized loss	(44,215)
Net unrealized appreciation	97,602,237

NET ASSETS	$7,712,148,085

Shares outstanding[a]	70,500,000

Net asset value per share	$109.39

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

106	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 29, 2016

	iShares Intermediate Government/Credit Bond ETF	iShares Government/Credit Bond ETF	iShares Agency Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$35,318,935	$4,893,358	$7,537,314
Interest — affiliated (Note 2)	75,718	10,085	4,263
Securities lending income — affiliated — net (Note 2)	671,829	94,697	55,709

Total investment income	36,066,482	4,998,140	7,597,286

EXPENSES
Investment advisory fees (Note 2)	3,696,429	445,635	992,630

Total expenses	3,696,429	445,635	992,630

Net investment income	32,370,053	4,552,505	6,604,656

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,797,707)	(835,845)	(87,687)
Investments — affiliated (Note 2)	923	(185)	—
In-kind redemptions — unaffiliated	4,134,990	311,103	3,244,374
In-kind redemptions — affiliated (Note 2)	—	(4,137)	—

Net realized gain (loss)	1,338,206	(529,064)	3,156,687

Net change in unrealized appreciation/depreciation	(5,057,264)	(2,520,364)	1,355,059

Net realized and unrealized gain (loss)	(3,719,058)	(3,049,428)	4,511,746

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,650,995	$1,503,077	$11,116,402

See notes to financial statements.

FINANCIAL STATEMENTS	107

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 29, 2016

iShares MBS ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$107,321,503
Interest — affiliated (Note 2)	6,705,492

Total investment income	114,026,995

EXPENSES
Investment advisory fees (Note 2)	17,926,955

Total expenses	17,926,955

Net investment income	96,100,040

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	55,443,128

Net realized gain	55,443,128

Net change in unrealized appreciation/depreciation	20,139,576

Net realized and unrealized gain	75,582,704

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$171,682,744

See notes to financial statements.

108	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Intermediate Government/Credit Bond ETF		iShares Government/Credit Bond ETF
	Year ended February 29, 2016	Year ended February 28, 2015	Year ended February 29, 2016	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$32,370,053	$24,533,629	$4,552,505	$2,930,668
Net realized gain (loss)	1,338,206	6,726,931	(529,064)	1,538,913
Net change in unrealized appreciation/depreciation	(5,057,264)	5,679,751	(2,520,364)	1,584,372

Net increase in net assets resulting from operations	28,650,995	36,940,311	1,503,077	6,053,953

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(31,970,405)	(24,144,692)	(4,459,549)	(2,892,176)

Total distributions to shareholders	(31,970,405)	(24,144,692)	(4,459,549)	(2,892,176)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	764,734,909	542,717,734	531,624,379	149,371,677
Cost of shares redeemed	(413,367,123)	(171,877,133)	(417,597,637)	(56,265,939)

Net increase in net assets from capital share transactions	351,367,786	370,840,601	114,026,742	93,105,738

INCREASE IN NET ASSETS	348,048,376	383,636,220	111,070,270	96,267,515

NET ASSETS
Beginning of year	1,654,166,960	1,270,530,740	241,609,247	145,341,732

End of year	$2,002,215,336	$1,654,166,960	$352,679,517	$241,609,247

Undistributed net investment income included in net assets at end of year	$2,628,221	$2,227,338	$410,745	$317,789

SHARES ISSUED AND REDEEMED
Shares sold	6,900,000	4,900,000	4,700,000	1,300,000
Shares redeemed	(3,750,000)	(1,550,000)	(3,700,000)	(500,000)

Net increase in shares outstanding	3,150,000	3,350,000	1,000,000	800,000

See notes to financial statements.

FINANCIAL STATEMENTS	109

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Agency Bond ETF		iShares MBS ETF
	Year ended February 29, 2016	Year ended February 28, 2015	Year ended February 29, 2016	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,604,656	$5,064,465	$96,100,040	$81,192,316
Net realized gain	3,156,687	1,775,338	55,443,128	111,375,734
Net change in unrealized appreciation/depreciation	1,355,059	5,054,425	20,139,576	95,836,974

Net increase in net assets resulting from operations	11,116,402	11,894,228	171,682,744	288,405,024

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,401,591)	(5,044,478)	(105,736,882)	(48,645,750)
From net realized gain	—	—	(93,884,520)	(56,011,806)

Total distributions to shareholders	(6,401,591)	(5,044,478)	(199,621,402)	(104,657,556)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	408,964,327	164,501,337	2,488,915,744	2,531,776,894
Cost of shares redeemed	(289,906,755)	(96,492,592)	(1,619,087,963)	(1,415,544,407)

Net increase in net assets from capital share transactions	119,057,572	68,008,745	869,827,781	1,116,232,487

INCREASE IN NET ASSETS	123,772,383	74,858,495	841,889,123	1,299,979,955

NET ASSETS
Beginning of year	455,334,345	380,475,850	6,870,258,962	5,570,279,007

End of year	$579,106,728	$455,334,345	$7,712,148,085	$6,870,258,962

Undistributed net investment income included in net assets at end of year	$691,279	$488,716	$29,445,842	$39,048,871

SHARES ISSUED AND REDEEMED
Shares sold	3,600,000	1,450,000	22,800,000	23,400,000
Shares redeemed	(2,550,000)	(850,000)	(14,800,000)	(13,100,000)

Net increase in shares outstanding	1,050,000	600,000	8,000,000	10,300,000

See notes to financial statements.

110	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$111.39	$110.48	$112.27	$111.59	$107.81

Income from investment operations:
Net investment income[a]	1.94	1.91	1.95	2.30	2.86
Net realized and unrealized gain (loss)[b]	(0.18)	0.90	(1.81)	0.72	3.81

Total from investment operations	1.76	2.81	0.14	3.02	6.67

Less distributions from:
Net investment income	(1.92)	(1.90)	(1.93)	(2.34)	(2.89)

Total distributions	(1.92)	(1.90)	(1.93)	(2.34)	(2.89)

Net asset value, end of year	$111.23	$111.39	$110.48	$112.27	$111.59

Total return	1.62%	2.56%	0.14%	2.73%	6.27%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,002,215	$1,654,167	$1,270,531	$1,111,511	$725,326
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.75%	1.72%	1.77%	2.05%	2.60%
Portfolio turnover rate[c]	20%	22%	30%	15%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$115.05	$111.80	$114.75	$113.91	$107.56

Income from investment operations:
Net investment income[a]	2.31	2.32	2.53	2.83	3.40
Net realized and unrealized gain (loss)[b]	(1.30)	3.28	(2.89)	0.87	6.38

Total from investment operations	1.01	5.60	(0.36)	3.70	9.78

Less distributions from:
Net investment income	(2.29)	(2.35)	(2.59)	(2.86)	(3.43)

Total distributions	(2.29)	(2.35)	(2.59)	(2.86)	(3.43)

Net asset value, end of year	$113.77	$115.05	$111.80	$114.75	$113.91

Total return	0.93%	5.05%	(0.29)%	3.27%	9.24%

Ratios/Supplemental data:
Net assets, end of year (000s)	$352,680	$241,609	$145,342	$189,338	$136,688
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.04%	2.05%	2.26%	2.47%	3.06%
Portfolio turnover rate[c]	15%	15%	34%	14%	27%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

112	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Agency Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$113.83	$111.90	$113.40	$112.80	$109.49

Income from investment operations:
Net investment income[a]	1.51	1.50	1.36	1.32	1.79
Net realized and unrealized gain (loss)[b]	0.79	1.94	(1.52)	0.64	3.35

Total from investment operations	2.30	3.44	(0.16)	1.96	5.14

Less distributions from:
Net investment income	(1.46)	(1.51)	(1.34)	(1.36)	(1.83)

Total distributions	(1.46)	(1.51)	(1.34)	(1.36)	(1.83)

Net asset value, end of year	$114.67	$113.83	$111.90	$113.40	$112.80

Total return	2.05%	3.08%	(0.12)%	1.75%	4.74%

Ratios/Supplemental data:
Net assets, end of year (000s)	$579,107	$455,334	$380,476	$425,242	$360,969
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.33%	1.33%	1.22%	1.16%	1.61%
Portfolio turnover rate[c]	96%	68%	106%	75%	74%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MBS ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$109.92	$106.71	$108.05	$108.12	$105.31

Income from investment operations:
Net investment income[a]	1.45	1.42	1.46	1.46	2.41
Net realized and unrealized gain (loss)[b]	0.98	3.61	(1.41)	0.48	3.95

Total from investment operations	2.43	5.03	0.05	1.94	6.36

Less distributions from:
Net investment income	(1.57)	(0.85)	(1.39)	(1.63)	(3.55)
Net realized gain	(1.39)	(0.97)	—	(0.38)	—

Total distributions	(2.96)	(1.82)	(1.39)	(2.01)	(3.55)

Net asset value, end of year	$109.39	$109.92	$106.71	$108.05	$108.12

Total return	2.27%	4.75%	0.06%	1.80%	6.13%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,712,148	$6,870,259	$5,570,279	$6,310,006	$4,595,255
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.32%	1.31%	1.38%	1.35%	2.24%
Portfolio turnover rate[c,d]	920%	936%	560%	581%	552%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

114	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Intermediate Government/Credit Bond	Diversified
Government/Credit Bond	Diversified
Agency Bond	Diversified
MBS	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements (Continued)

iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

116	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Intermediate Government/Credit Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$639,598,459	$—	$639,598,459
Foreign Government Obligations	—	100,093,618	—	100,093,618
Municipal Debt Obligations	—	2,845,717	—	2,845,717
U.S. Government & Agency Obligations	—	1,246,275,944	—	1,246,275,944
Money Market Funds	518,236,621	—	—	518,236,621

Total	$518,236,621	$1,988,813,738	$—	$2,507,050,359

Government/Credit Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$123,276,418	$—	$123,276,418
Foreign Government Obligations	—	15,808,188	—	15,808,188
Municipal Debt Obligations	—	4,196,412	—	4,196,412
U.S. Government & Agency Obligations	—	203,972,679	—	203,972,679
Money Market Funds	115,792,821	—	—	115,792,821

Total	$115,792,821	$347,253,697	$—	$463,046,518

Agency Bond
Investments:
Assets:
Foreign Government Obligations	$—	$19,775,743	$—	$19,775,743
U.S. Government Agency Obligations	—	547,787,719	—	547,787,719
Money Market Funds	112,654,332	—	—	112,654,332

Total	$112,654,332	$567,563,462	$—	$680,217,794

MBS
Investments:
Assets:
U.S. Government Agency Obligations	$—	$7,699,074,145	$—	$7,699,074,145
Money Market Funds	2,326,196,510	—	—	2,326,196,510

Total	$2,326,196,510	$7,699,074,145	$—	$10,025,270,655

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements (Continued)

iSHARES® TRUST

WHEN-ISSUED/TBA TRANSACTIONS

The iShares MBS ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

118	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Intermediate Government/Credit Bond
Barclays Capital Inc.	$16,640,505	$16,640,505	$—
BNP Paribas Prime Brokerage Inc.	15,621,852	15,621,852	—
Citigroup Global Markets Inc.	28,070,934	28,070,934	—
Credit Suisse Securities (USA) LLC	12,549,482	12,549,482	—
Deutsche Bank Securities Inc.	28,998,064	28,998,064	—
Goldman Sachs & Co.	117,984,963	117,984,963	—
HSBC Securities (USA) Inc.	10,948,522	10,948,522	—
Jefferies LLC	6,416,584	6,416,584	—
JPMorgan Clearing Corp.	26,947,273	26,947,273	—
JPMorgan Securities LLC	18,727,437	18,727,437	—
Merrill Lynch, Pierce, Fenner & Smith	19,241,510	19,241,510	—
Mizuho Securities USA Inc.	5,303,145	5,303,145	—
Morgan Stanley & Co. LLC	58,192,129	58,192,129	—
National Financial Services LLC	152,243	152,243	—
Nomura Securities International Inc.	2,348,102	2,348,102	—
RBC Capital Markets LLC	46,276,561	46,276,561	—
Scotia Capital (USA) Inc.	1,587,975	1,587,975	—
SG Americas Securities LLC	6,658,127	6,658,127	—
Societe Generale New York Branch	5,366,322	5,366,322	—
UBS Securities LLC	27,236,611	27,236,611	—
Wells Fargo Securities LLC	25,406,442	25,406,442	—

	$480,674,783	$480,674,783	$—

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Government/Credit Bond
Barclays Capital Inc.	$3,270,065	$3,270,065	$—
BNP Paribas Prime Brokerage Inc.	1,885,457	1,885,457	—
Citigroup Global Markets Inc.	10,452,354	10,452,354	—
Credit Suisse Securities (USA) LLC	1,722,154	1,722,154	—
Deutsche Bank Securities Inc.	20,121,263	20,121,263	—
Goldman Sachs & Co.	22,961,394	22,961,394	—
HSBC Securities (USA) Inc.	2,693,888	2,693,888	—
Jefferies LLC	1,742,164	1,742,164	—
JPMorgan Clearing Corp.	5,897,762	5,897,762	—
JPMorgan Securities LLC	3,134,466	3,134,466	—
Merrill Lynch, Pierce, Fenner & Smith	10,937,520	10,937,520	—
Mizuho Securities USA Inc.	1,034,810	1,034,810	—
Morgan Stanley & Co. LLC	8,991,974	8,991,974	—
RBC Capital Markets LLC	4,429,276	4,429,276	—
Scotia Capital (USA) Inc.	517,768	517,768	—
SG Americas Securities LLC	955,751	955,751	—
UBS Securities LLC	4,160,763	4,160,763	—
Wells Fargo Securities LLC	2,078,291	2,078,291	—

	$106,987,120	$106,987,120	$—

Agency Bond
Citigroup Global Markets Inc.	$3,628,948	$3,628,948	$—
Goldman Sachs & Co.	28,420,122	28,420,122	—
Merrill Lynch, Pierce, Fenner & Smith	17,088,523	17,088,523	—
Mizuho Securities USA Inc.	4,332,086	4,332,086	—
Morgan Stanley & Co. LLC	13,515,300	13,515,300	—
Nomura Securities International Inc.	7,140,689	7,140,689	—
RBC Capital Markets LLC	595,996	595,996	—
Wells Fargo Securities LLC	10,163,814	10,163,814	—

	$84,885,478	$84,885,478	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at year end and is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

120	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Intermediate Government/Credit Bond	0.20%
Government/Credit Bond	0.20
Agency Bond	0.20

For its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $181 billion
0.2257	[a]	Over $181 billion, up to and including $231 billion
0.2144	[a]	Over $231 billion, up to and including $281 billion
0.2037	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to the iShares MBS ETF, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $211 billion
0.2257	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a

NOTES TO FINANCIAL STATEMENTS	121

Notes to Financial Statements (Continued)

iSHARES® TRUST

securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Intermediate Government/Credit Bond	$285,709
Government/Credit Bond	39,940
Agency Bond	23,586

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 29, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Intermediate Government/Credit Bond	$1,640,791	$730,796
Government/Credit Bond	615,064	394,393

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

122	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended February 29, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
Intermediate Government/Credit Bond
PNC Bank N.A.
1.30%, 10/03/16	$750	$—	$(750)	$—	$—	$4,740	$1,091
1.50%, 02/23/18	1,000	500	—	1,500	1,491,540	16,884	—
2.20%, 01/28/19	—	500	—	500	503,252	2,349	—
2.30%, 06/01/20	—	500	—	500	499,577	6,605	—
PNC Financial Services Group Inc. (The)
3.90%, 4/29/24	500	—	—	500	516,047	18,801	—
PNC Funding Corp.
3.30%, 03/08/22	400	—	—	400	412,605	11,144	—
4.38%, 08/11/20	300	50	—	350	377,114	9,277	—
5.63%, 02/01/17	—	50	(50)	—	—	575	(168)

					$3,800,135	$70,375	$923

Government/Credit Bond
PNC Bank N.A.
1.50%, 02/23/18	$—	$250	$(250)	$—	$—	$766	$(1,625)
3.25%, 06/01/25	—	250	—	250	252,147	3,278	—
PNC Funding Corp.
2.70%, 09/19/16	300	—	(300)	—	—	1,012	(256)
3.30%, 03/08/22	150	—	(150)	—	—	2,973	(2,082)
4.38%, 08/11/20	—	50	(50)	—	—	194	(359)

					$252,147	$8,223	$(4,322)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 29, 2016 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Intermediate Government/Credit Bond	$290,821,543	$250,789,589	$144,310,003	$109,133,429
Government/Credit Bond	139,113,049	24,704,507	99,884,206	9,890,384
Agency Bond	728,744,344	467,181,523	16,369,100	8,656,364
MBS	66,479,561,926	65,649,298,656	—	—

NOTES TO FINANCIAL STATEMENTS	123

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Intermediate Government/Credit Bond	$690,528,689	$407,994,659
Government/Credit Bond	322,583,532	412,829,904
Agency Bond	135,585,867	281,852,548

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

124	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 29, 2016, attributable to the use of equalization, amortization methods on fixed income securities and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Intermediate Government/Credit Bond	$4,126,871	$1,235	$(4,128,106)
Government/Credit Bond	288,455	—	(288,455)
Agency Bond	3,130,714	(502)	(3,130,212)
MBS	—	33,813	(33,813)

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the years ended February 29, 2016 and February 28, 2015 was as follows:

iShares ETF	2016	2015
Intermediate Government/Credit Bond
Ordinary income	$31,970,405	$24,144,692

Government/Credit Bond
Ordinary income	$4,459,549	$2,892,176

Agency Bond
Ordinary income	$6,401,591	$5,044,478

MBS
Ordinary income	$199,621,402	$104,657,556

As of February 29, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Intermediate Government/Credit Bond	$2,628,221	$(1,684,519)	$18,724,894	$(1,776,484)	$17,892,112
Government/Credit Bond	410,745	(752,062)	1,493,535	(337,587)	814,631
Agency Bond	691,279	—	8,430,478	—	9,121,757
MBS	30,454,845	—	96,549,019	—	127,003,864

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of February 29, 2016, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
Intermediate Government/Credit Bond	$1,502,276	$163,724	$18,519	$1,684,519
Government/Credit Bond	688,953	—	63,109	752,062

[a]	Must be utilized prior to losses subject to expiration.

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate Government/Credit Bond	$2,488,325,465	$27,933,860	$(9,208,966)	$18,724,894
Government/Credit Bond	461,552,983	3,832,597	(2,339,062)	1,493,535
Agency Bond	671,787,316	8,464,638	(34,160)	8,430,478
MBS	9,928,721,636	99,224,945	(2,675,926)	96,549,019

126	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	127

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Intermediate Government/Credit Bond ETF, iShares Government/Credit Bond ETF, iShares Agency Bond ETF and iShares MBS ETF (the “Funds”) at February 29, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 20, 2016

128	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended February 29, 2016, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest- Related Dividends
Intermediate Government/Credit Bond	$20,222,796
Government/Credit Bond	2,765,600
Agency Bond	5,599,850
MBS	95,761,191

The following Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 29, 2016:

iShares ETF	Federal Obligation Interest
Intermediate Government/Credit Bond	$9,233,688
Government/Credit Bond	908,900
Agency Bond	1,657,668

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The iShares Agency Bond ETF hereby designates $48,149 as long-term capital gain dividends for the fiscal year ended February 29, 2016.

The iShares MBS ETF hereby designates $93,884,520 as short-term capital gain dividends for the fiscal year ended February 29, 2016.

TAX INFORMATION	129

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Intermediate Government/Credit Bond	$1.909861	$—	$0.014703	$1.924564	99%	—%	1%	100%
Government/Credit Bond	2.231444	—	0.054667	2.286111	98	—	2	100
Agency Bond	1.457447	—	—	1.457447	100	—	—	100
MBS	2.298316	0.553801	0.112486	2.964603	77	19	4	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

130	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Intermediate Government/Credit Bond ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	2	0.16%
Between 0.5% and –0.5%	1,256	99.84

	1,258	100.00%

iShares Government/Credit Bond ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	2	0.16%
Greater than 0.5% and Less than 1.0%	44	3.50
Between 0.5% and –0.5%	1,163	92.44
Less than –0.5% and Greater than –1.0%	48	3.82
Less than –1.0% and Greater than –1.5%	1	0.08

	1,258	100.00%

iShares Agency Bond ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	6	0.48%
Between 0.5% and –0.5%	1,248	99.20
Less than –0.5% and Greater than –1.0%	3	0.24
Less than –1.0%	1	0.08

	1,258	100.00%

iShares MBS ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Between 0.5% and –0.5%	1,256	99.84
Less than –0.5%	1	0.08

	1,258	100.00%

SUPPLEMENTAL INFORMATION	131

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 329 funds (as of February 29, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

132	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (66)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	133

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

Robert H. Silver[c] (60)	Trustee (since 2007); 15(c) Committee Chair (since 2016).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011).

[c]	Served as an Independent Trustee until March 31, 2016.

134	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).
Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).
Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

TRUSTEE AND OFFICER INFORMATION	135

Notes:

136	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	137

Notes:

138	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-205-0216

FEBRUARY 29, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
➢	iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. CORPORATE BOND MARKET OVERVIEW

The U.S. corporate bond market posted negative returns for the 12-month period ended February 29, 2016 (the “reporting period”). The Markit iBoxx® USD Liquid Investment Grade Index, a broad measure of investment-grade corporate bond performance, returned -1.75% for the reporting period, while the Markit iBoxx® USD Liquid High Yield Index, a broad measure of high-yield corporate bond performance, fell by -8.11% for the reporting period.

Overall, the U.S. economy grew by 2.4% in 2015, matching its growth rate for 2014, but this moderate level of growth masked weakness in selected segments of the economy. Employment growth was consistently robust, sending the unemployment rate down to an eight-year low, and vehicle sales remained strong throughout much of the reporting period. In contrast, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices that contributed to lower fuel costs for consumers.

Mixed economic data and a lack of inflation kept the U.S. Federal Reserve Bank (the “Fed”) in check for much of the reporting period. Despite initial indications that the Fed planned to raise its short-term interest rate target in mid-2015, the Fed held off until December, when it implemented its first interest rate increase since June 2006. The Fed’s rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

Other factors buffeting the fixed-income market during the reporting period included geopolitical conflicts, most notably in Ukraine and across the Middle East; a stronger U.S. dollar, which made U.S. investments more attractive to international investors but created headwinds for the domestic economy; and slowing economic growth outside of the U.S., particularly in China and other emerging markets. The end result was a flight to quality as higher-quality bonds outperformed riskier assets for the reporting period.

Investment-grade corporate bonds generally declined during the reporting period, as deteriorating corporate profits and a sharp drop in energy prices pressured the market. Fear of further downgrades and defaults in commodity-related industries and the potential for contagion to the banking sector rippled through the corporate bond market, leading to surges in volatility during the second half of the reporting period. Souring investor sentiment from late 2015 to early 2016 ultimately dragged down corporate bond returns for the reporting period.

Nevertheless, investment-grade credit conditions remained favorable throughout the reporting period as corporate balance sheets outside of the energy sector remained relatively healthy. Corporate bond issuance set a new record in 2015, and issuance remained robust in the first two months of 2016 as investors continued to seek the higher yields of corporate bonds in the low-yield environment. Investment-grade credit defaults remained relatively low, although credit downgrades in commodity-related sectors reflected the strains of slow global growth.

High-yield bonds were particularly hard hit by investors’ credit concerns and declined more than other domestic bond sectors for the reporting period. Within the high-yield bond market, higher-rated bonds with less perceived risk were relatively stable in comparison with lower-rated, higher-risk bonds, which fell sharply, reflecting investors’ reduced appetite for risk. Commodity-related bonds issued by companies with lower credit ratings were punished as falling commodity prices raised questions about the solvency of marginal energy producers and oil-service providers. As a result, high-yield bond prices declined across all energy industries during the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® iBOXX® $ HIGH YIELD CORPORATE BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(8.76)%	(7.89)%	(8.11)%	(8.76)%	(7.89)%	(8.11)%
5 Years	3.34%	3.39%	3.63%	17.84%	18.15%	19.49%
Since Inception	4.49%	4.56%	4.91%	47.88%	48.73%	53.29%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

0

The inception date of the Fund was 4/4/07. The first day of secondary market trading was 4/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$947.70	$2.42	$1,000.00	$1,022.40	$2.51	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX® $ HIGH YIELD CORPORATE BOND ETF

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was -8.76%, net of fees, while the total return for the Index was -8.11%.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments[1]

Communications	26.88%
Consumer Non-Cyclical	19.14
Consumer Cyclical	12.36
Financial	11.57
Energy	8.77
Industrial	6.54
Basic Materials	5.40
Technology	4.98
Utilities	3.75
Diversified	0.61

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/29/16

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Baa	0.81%
Ba	44.82
B	40.59
Caa	12.61
Ca	0.24
C	0.03
Not Rated	0.90

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® iBOXX® $ INVESTMENT GRADE CORPORATE BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(2.19)%	(2.29)%	(1.75)%	(2.19)%	(2.29)%	(1.75)%
5 Years	4.98%	4.93%	5.20%	27.53%	27.18%	28.83%
10 Years	5.39%	5.35%	5.75%	68.97%	68.38%	74.88%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,015.00	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX® $ INVESTMENT GRADE CORPORATE BOND ETF

The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was -2.19%, net of fees, while the total return for the Index was -1.75%.

ALLOCATION BY SECTOR

As of 2/29/16

Sector	Percentage of Total Investments[1]

Financial	33.62%
Consumer Non-Cyclical	19.93
Communications	14.62
Energy	9.57
Technology	7.68
Consumer Cyclical	5.85
Industrial	4.17
Basic Materials	3.20
Utilities	1.15
U.S. Government Obligations	0.16
Diversified	0.05

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/29/16

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	2.24%
Aa	10.99
A	42.65
Baa	41.41
Ba	2.25
B	0.03
Not Rated	0.43

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.16%

ADVERTISING — 0.51%
inVentiv Health Inc.
9.00%, 01/15/18 (Call 03/31/16)[a]	$10,800	$11,016,000
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[b]	11,347	11,421,465
5.38%, 01/15/24 (Call 01/15/19)[b]	10,275	10,493,087
5.75%, 02/01/26 (Call 02/01/21)[a,b]	7,655	7,908,534
5.88%, 02/01/22 (Call 02/01/17)[b]	8,200	8,528,929
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)[b]	9,975	10,226,569
5.63%, 02/15/24 (Call 02/15/19)	11,200	11,620,000
5.88%, 03/15/25 (Call 09/15/19)[b]	7,900	8,137,000

		79,351,584
AEROSPACE & DEFENSE — 0.73%
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	26,840	25,766,623
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a,b]	9,750	10,188,750
TransDigm Inc.
5.50%, 10/15/20 (Call 03/31/16)[b]	10,100	9,948,500
6.00%, 07/15/22 (Call 07/15/17)[b]	24,410	23,891,287
6.50%, 07/15/24 (Call 07/15/19)[b]	23,510	22,901,679
6.50%, 05/15/25 (Call 05/15/20)[a]	9,300	8,986,125
7.50%, 07/15/21 (Call 07/15/16)[b]	10,654	10,946,985

		112,629,949

Security	Principal (000s)	Value
AIRLINES — 0.37%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a,b]	$9,225	$9,465,583
7.75%, 04/15/21[a]	7,180	6,947,527
American Airlines Group Inc.
4.63%, 03/01/20[a]	9,015	8,699,475
5.50%, 10/01/19[a]	15,090	15,174,806
6.13%, 06/01/18[b]	10,110	10,539,675
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18	6,750	6,975,501

		57,802,567
APPAREL — 0.22%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 03/31/16)[b]	13,030	13,481,962
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[b]	11,115	11,116,112
6.88%, 05/01/22 (Call 05/01/17)[b]	9,246	9,916,335

		34,514,409
AUTO MANUFACTURERS — 0.72%
Fiat Chrysler Automobile NV
4.50%, 04/15/20[b]	27,675	27,591,975
5.25%, 04/15/23[b]	28,140	26,592,300
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	10,600	10,374,750
4.13%, 12/15/18 [a,b]	12,400	12,756,500
4.25%, 11/15/19 [a,b]	10,240	10,214,400
5.63%, 02/01/23 (Call 02/01/18)[a,b]	9,200	9,223,000
Navistar International Corp.
8.25%, 11/01/21 (Call 03/31/16)[b]	25,531	14,999,462

		111,752,387
AUTO PARTS & EQUIPMENT — 1.45%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/31/16)[b]	6,806	6,882,908

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
6.63%, 10/15/22 (Call 10/15/17)[b]	$12,875	$13,093,875
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[b]	8,150	7,890,178
5.50%, 12/15/24 (Call 12/15/19)[b]	8,800	8,151,000
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/15/18)[b]	19,120	19,669,700
6.50%, 03/01/21 (Call 03/31/16)[b]	16,943	17,843,181
7.00%, 05/15/22 (Call 05/15/17)[b]	13,245	14,155,655
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[b]	9,908	10,094,457
5.25%, 01/15/25 (Call 01/15/20)[b]	15,255	16,082,584
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/15/17)[a,b]	12,900	13,145,100
4.75%, 05/15/21 (Call 05/15/16)[a,b]	17,550	17,695,840
4.75%, 05/15/23 (Call 05/15/18)[a,b]	11,600	11,320,476
ZF North America Capital Inc.
4.00%, 04/29/20[a,b]	19,100	19,153,719
4.50%, 04/29/22[a,b]	19,450	19,450,000
4.75%, 04/29/25[a]	31,455	30,000,206

		224,628,879
BANKS — 3.09%
BBVA International Preferred SAU
5.92%, 04/29/49 (Call 04/18/17)[b,c]	9,641	9,368,033
BPCE SA
12.50%, 08/29/49 (Call 09/30/19)[a,b,c]	7,400	9,029,480
CIT Group Inc.
3.88%, 02/19/19[b]	20,900	20,795,500
4.25%, 08/15/17	35,855	36,464,535
5.00%, 05/15/17[b]	19,067	19,519,841

Security	Principal (000s)	Value
5.00%, 08/15/22[b]	$25,850	$26,011,563
5.00%, 08/01/23[b]	14,880	14,871,398
5.25%, 03/15/18	32,980	33,886,950
5.38%, 05/15/20[b]	15,010	15,486,739
5.50%, 02/15/19[a,b]	36,324	37,595,340
6.63%, 04/01/18[a,b]	14,101	14,815,382
Commerzbank AG
8.13%, 09/19/23[a,b]	19,850	21,735,750
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,c]	12,051	11,629,215
8.38%, 10/29/49 (Call 10/13/19)[a,c]	20,929	22,603,320
Fifth Third Bancorp.
5.10%, 12/29/49 (Call 06/30/23)[b,c]	13,275	11,930,906
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[b]	44,238	42,269,086
6.00%, 12/19/23	39,732	40,127,147
6.10%, 06/10/23[b]	20,262	20,570,337
6.13%, 12/15/22	46,433	48,277,676
Royal Bank of Scotland NV
4.65%, 06/04/18	8,350	8,417,635
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[a,b,c]	14,723	14,502,155

		479,907,988
BEVERAGES — 0.69%
Constellation Brands Inc.
3.75%, 05/01/21[b]	8,170	8,310,424
3.88%, 11/15/19[b]	7,625	7,894,981
4.25%, 05/01/23[b]	20,495	21,227,354
4.75%, 11/15/24	9,631	10,027,833
4.75%, 12/01/25[b]	7,125	7,427,813
6.00%, 05/01/22[b]	14,250	16,104,077
7.25%, 09/01/16	775	797,010
7.25%, 05/15/17[b]	10,674	11,290,532
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)[b]	11,025	10,914,750
6.75%, 01/01/20 (Call 01/01/17)[b]	12,455	12,841,624

		106,836,398

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.19%
Concordia Healthcare Corp.
7.00%, 04/15/23 (Call 04/15/18)[a]	$14,700	$12,642,000
9.50%, 10/21/22 (Call 12/15/18)[a,b]	17,400	16,704,000

		29,346,000
BUILDING MATERIALS — 0.88%
Builders FirstSource Inc.
7.63%, 06/01/21 (Call 06/01/16)[a]	11,267	11,456,460
10.75%, 08/15/23 (Call 08/15/18)[a]	10,250	9,553,000
Lafarge SA
6.50%, 07/15/16	1,100	1,119,211
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)[b]	9,500	9,428,750
5.95%, 03/15/22[b]	8,777	9,592,795
6.13%, 10/03/16	1,353	1,384,146
7.13%, 03/15/20[b]	8,645	9,949,213
Standard Industries Inc./NJ
5.13%, 02/15/21 (Call 02/15/18)[a]	2,475	2,521,406
5.38%, 11/15/24 (Call 11/15/19)[a,b]	25,610	26,074,053
5.50%, 02/15/23 (Call 02/15/19)[a]	2,185	2,216,713
6.00%, 10/15/25 (Call 10/15/20)[a,b]	22,475	22,881,957
USG Corp.
6.30%, 11/15/16[b]	169	174,281
9.75%, 01/15/18[b]	8,148	9,080,596
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)[b]	6,875	6,884,114
7.50%, 06/15/21[b]	12,700	14,827,250

		137,143,945
CHEMICALS — 1.85%
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)[b]	10,700	11,048,820

Security	Principal (000s)	Value
4.75%, 08/15/22 (Call 05/15/22)[b]	$22,300	$22,132,750
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[b]	8,830	8,525,365
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[a]	14,950	16,669,250
10.00%, 10/15/25 (Call 10/15/20)[a,b]	9,100	10,078,250
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[a,b]	28,390	20,772,296
7.00%, 05/15/25 (Call 05/15/20)[a]	13,870	10,055,750
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[b]	14,975	14,813,270
Hexion Inc.
6.63%, 04/15/20 (Call 03/31/16)[b]	33,898	26,779,420
8.88%, 02/01/18 (Call 03/31/16)	23,970	15,820,200
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 03/31/16)	9,400	3,717,272
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[b]	15,315	14,509,431
5.13%, 11/15/22 (Call 08/15/22)[a,b]	7,350	6,706,875
INEOS Group Holdings SA
5.88%, 02/15/19 (Call 03/31/16)[a,b]	12,475	12,368,963
6.13%, 08/15/18 (Call 03/31/16)[a,b]	12,825	12,825,000
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a,b]	9,605	9,315,992
5.25%, 08/01/23 (Call 08/01/18)[a,b]	10,850	10,670,576

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	$21,925	$17,814,062
10.38%, 05/01/21 (Call 05/01/18)[a,b]	9,765	8,910,563
Tronox Finance LLC
6.38%, 08/15/20 (Call 03/31/16)[b]	16,300	10,309,812
7.50%, 03/15/22 (Call 03/15/18)[a]	13,253	8,274,842
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	15,175	15,774,412

		287,893,171
COAL — 0.19%
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[b]	31,410	20,495,025
8.00%, 04/01/23 (Call 04/01/18)	8,500	5,657,812
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a,b]	20,000	2,300,000
Peabody Energy Corp.
6.00%, 11/15/18	21,240	557,550
6.25%, 11/15/21	21,528	565,110
6.50%, 09/15/20	9,145	148,606
10.00%, 03/15/22 (Call 03/15/18)[a,b]	14,055	456,788

		30,180,891
COMMERCIAL SERVICES — 3.14%
ADT Corp. (The)
2.25%, 07/15/17[b]	8,573	8,603,364
3.50%, 07/15/22[b]	22,306	18,858,902
4.13%, 04/15/19[b]	10,325	10,905,781
4.13%, 06/15/23[b]	12,825	10,822,989
6.25%, 10/15/21[b]	18,260	17,820,664
APX Group Inc.
6.38%, 12/01/19 (Call 03/31/16)[b]	21,150	20,304,000
8.75%, 12/01/20 (Call 03/31/16)[b]	17,291	14,003,981

Security	Principal (000s)	Value
Ashtead Capital Inc.
5.63%, 10/01/24 (Call 10/01/19)[a,b]	$10,535	$10,366,733
6.50%, 07/15/22 (Call 07/15/17)[a,b]	16,430	16,881,825
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a,b]	9,089	8,498,215
5.50%, 04/01/23 (Call 04/01/18)[b]	14,500	13,703,675
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 03/31/16)[a]	19,950	14,064,750
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	13,956	9,131,211
Hertz Corp. (The)
5.88%, 10/15/20 (Call 03/31/16)[b]	14,479	14,136,954
6.25%, 10/15/22 (Call 10/15/17)[b]	9,400	8,941,750
6.75%, 04/15/19 (Call 03/31/16)[b]	24,690	24,655,604
7.38%, 01/15/21 (Call 03/31/16)[b]	9,898	9,850,198
7.50%, 10/15/18 (Call 03/31/16)[b]	14,500	14,610,265
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[b]	20,159	20,335,391
6.00%, 08/15/23 (Call 08/15/18)[b]	11,215	11,915,938
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a,b]	22,669	22,954,543
Laureate Education Inc.
9.25%, 09/01/19 (Call 03/31/16)[a,b]	21,800	10,682,000
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)[b]	7,200	6,988,143

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
RR Donnelley & Sons Co.
6.00%, 04/01/24	$8,450	$6,253,000
7.00%, 02/15/22	7,350	6,192,375
7.88%, 03/15/21[b]	8,025	7,483,313
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	7,750	8,098,750
5.38%, 05/15/24 (Call 05/15/19)[b]	16,620	17,679,525
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)[b]	20,945	20,945,000
5.50%, 07/15/25 (Call 07/15/20)[b]	17,920	17,059,840
5.75%, 11/15/24 (Call 05/15/19)[b]	17,677	17,235,075
6.13%, 06/15/23 (Call 12/15/17)[b]	20,014	20,524,557
7.38%, 05/15/20 (Call 05/15/16)[b]	14,454	15,158,633
7.63%, 04/15/22 (Call 04/15/17)[b]	26,295	27,954,740
8.25%, 02/01/21 (Call 03/31/16)[b]	4,156	4,363,800

		487,985,484
COMPUTERS — 0.46%
Dell Inc.
4.63%, 04/01/21[b]	7,660	7,066,350
5.65%, 04/15/18	7,209	7,461,315
5.88%, 06/15/19[b]	14,850	15,295,500
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)[b]	9,979	9,504,997
5.00%, 07/15/22 (Call 07/15/17)[b]	10,914	10,341,015
5.88%, 12/15/21 (Call 12/15/17)[b]	7,475	7,344,188
6.38%, 12/15/23 (Call 12/15/18)[b]	15,295	14,989,100

		72,002,465

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.07%
Avon Products Inc.
6.35%, 03/15/20[b]	$8,850	$6,383,062
6.75%, 03/15/23	7,168	4,296,432

		10,679,494
DISTRIBUTION & WHOLESALE — 0.48%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a,b]	23,515	24,631,963
7.50%, 07/15/20 (Call 10/15/16)[b]	26,982	28,380,250
11.50%, 07/15/20 (Call 10/15/16)	19,895	21,983,975

		74,996,188
DIVERSIFIED FINANCIAL SERVICES — 6.68%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17[b]	9,000	8,935,785
3.75%, 05/15/19[b]	24,800	24,800,000
4.25%, 07/01/20[b]	9,600	9,624,000
4.50%, 05/15/21[b]	20,820	20,976,150
4.63%, 10/30/20[b]	20,640	20,975,400
4.63%, 07/01/22[b]	10,455	10,481,138
5.00%, 10/01/21[b]	16,660	17,097,325
Aircastle Ltd.
4.63%, 12/15/18[b]	8,200	8,284,608
5.13%, 03/15/21[b]	11,300	11,328,250
5.50%, 02/15/22[b]	11,262	11,219,768
6.25%, 12/01/19[b]	10,000	10,565,333
6.75%, 04/15/17[b]	7,900	8,207,536
Ally Financial Inc.
3.25%, 02/13/18[b]	12,360	12,242,580
3.25%, 11/05/18	17,150	16,849,875
3.50%, 01/27/19[b]	14,800	14,590,333
3.60%, 05/21/18[b]	21,100	20,994,500
3.75%, 11/18/19[b]	15,750	15,572,812
4.13%, 03/30/20[b]	13,490	13,464,774
4.13%, 02/13/22[b]	12,495	12,474,290
4.63%, 05/19/22[b]	8,000	7,980,000
4.63%, 03/30/25[b]	9,100	8,825,895
4.75%, 09/10/18	17,375	17,700,781
5.13%, 09/30/24[b]	15,425	15,502,125
5.50%, 02/15/17[b]	11,017	11,223,569

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.75%, 11/20/25 (Call 10/20/25)[b]	$15,575	$15,110,687
6.25%, 12/01/17	18,060	18,827,550
7.50%, 09/15/20	10,100	11,185,750
8.00%, 12/31/18	8,975	9,749,094
8.00%, 03/15/20[b]	19,110	21,289,585
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)	1,380	1,434,358
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)[b]	25,405	25,341,487
4.88%, 03/15/19 (Call 07/15/16)	25,775	23,938,531
5.88%, 02/01/22 (Call 08/01/17)[b]	28,490	24,857,525
6.00%, 08/01/20 (Call 02/01/17)[b]	33,875	32,094,865
International Lease Finance Corp.
3.88%, 04/15/18[b]	14,465	14,463,112
4.63%, 04/15/21	8,800	8,864,849
5.88%, 04/01/19[b]	15,350	16,229,678
5.88%, 08/15/22[b]	14,825	15,583,797
6.25%, 05/15/19	26,158	28,054,455
8.25%, 12/15/20[b]	20,517	23,732,055
8.63%, 01/15/22[b]	13,321	15,647,728
8.75%, 03/15/17	20,899	22,056,387
8.88%, 09/01/17[b]	9,390	10,114,485
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)[a]	7,520	5,282,800
7.38%, 04/01/20 (Call 04/01/16)[a,b]	11,500	8,826,250
7.50%, 04/15/21 (Call 10/15/17)[a,b]	8,550	6,398,222
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 03/31/16)[b]	8,800	8,536,000
6.50%, 07/01/21 (Call 01/01/17)[b]	12,950	11,428,375

Security	Principal (000s)	Value
7.88%, 10/01/20 (Call 10/01/16)[b]	$7,200	$6,786,000
Navient Corp.
4.63%, 09/25/17[b]	7,921	7,936,842
4.88%, 06/17/19[b]	20,010	19,169,580
5.00%, 10/26/20[b]	8,862	7,754,250
5.50%, 01/15/19[b]	28,200	27,918,000
5.50%, 01/25/23[b]	19,915	16,230,725
5.88%, 03/25/21[b]	12,725	11,166,188
5.88%, 10/25/24[b]	10,800	8,748,000
6.00%, 01/25/17	1,146	1,160,325
6.13%, 03/25/24[b]	19,291	16,011,530
7.25%, 01/25/22	13,279	11,917,903
8.00%, 03/25/20[b]	30,810	30,347,850
8.45%, 06/15/18[b]	51,588	54,941,220
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (Call 12/15/16)[a]	12,674	11,976,930
7.25%, 12/15/21 (Call 12/15/17)[a,b]	16,602	15,529,788
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	27,110	25,899,538
Springleaf Finance Corp.
5.25%, 12/15/19[b]	14,650	12,875,885
6.90%, 12/15/17	32,351	31,779,704
7.75%, 10/01/21[b]	13,100	11,429,750

		1,038,544,460
ELECTRIC — 3.52%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[b]	13,780	12,358,938
5.50%, 03/15/24 (Call 03/15/19)[b]	13,950	12,721,521
5.50%, 04/15/25 (Call 04/15/20)[b]	11,809	10,657,623
7.38%, 07/01/21 (Call 06/01/21)[b]	19,500	20,377,500
8.00%, 06/01/20[b]	9,065	9,949,109
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[b]	26,739	24,820,161

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.50%, 02/01/24 (Call 02/01/19)	$11,247	$10,055,443
5.75%, 01/15/25 (Call 10/15/19)[b]	32,910	29,701,275
5.88%, 01/15/24 (Call 11/01/18)[a]	11,450	11,631,769
6.00%, 01/15/22 (Call 11/01/16)[a]	13,516	13,804,750
7.88%, 01/15/23 (Call 01/15/17)[a,b]	10,833	11,449,648
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[b]	589	596,363
7.25%, 10/15/21 (Call 07/15/21)	15,437	15,111,721
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	9,300	7,137,750
6.75%, 11/01/19 (Call 05/01/17)[b]	44,865	41,948,775
7.38%, 11/01/22 (Call 11/01/18)[b]	35,735	29,711,276
7.63%, 11/01/24 (Call 11/01/19)[b]	24,770	20,497,175
Enel SpA
8.75%, 09/24/73 (Call 09/24/23)[a,c]	23,507	25,510,384
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)[b]	9,400	9,430,906
Series B
4.25%, 03/15/23 (Call 12/15/22)[b]	15,350	15,657,207
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[a]	9,100	9,494,042
GenOn Energy Inc.
7.88%, 06/15/17[b]	14,923	12,432,724
9.50%, 10/15/18	14,280	9,246,300
9.88%, 10/15/20 (Call 03/31/16)	9,450	5,481,000

Security	Principal (000s)	Value
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)[b]	$3,525	$3,508,431
5.00%, 05/01/18 (Call 04/01/18)[b]	6,250	6,511,993
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	21,604	18,255,380
6.25%, 05/01/24 (Call 05/01/19)[b]	19,750	16,441,875
6.63%, 03/15/23 (Call 09/15/17)[b]	20,065	17,005,088
7.63%, 01/15/18[b]	21,480	22,258,650
7.88%, 05/15/21 (Call 05/15/16)[b]	25,468	23,712,745
8.25%, 09/01/20 (Call 03/31/16)[b]	23,650	22,851,812
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[b]	15,445	10,155,088
4.63%, 07/15/19 (Call 07/15/16)[a]	26,375	21,231,875
6.50%, 05/01/18[b]	9,350	8,745,641
6.50%, 06/01/25 (Call 06/01/20)[b]	10,285	7,096,650

		547,558,588
ELECTRICAL COMPONENTS & EQUIPMENT — 0.20%
Anixter Inc.
5.13%, 10/01/21[b]	7,645	7,506,778
Edgewell Personal Care Co.
4.70%, 05/19/21[b]	11,650	12,086,875
4.70%, 05/24/22	11,825	11,943,250

		31,536,903
ENERGY – ALTERNATE SOURCES — 0.09%
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[a,b]	18,660	13,995,000

		13,995,000
ENGINEERING & CONSTRUCTION — 0.31%
AECOM
5.75%, 10/15/22 (Call 10/15/17)[b]	17,840	17,947,040

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.88%, 10/15/24 (Call 07/15/24)[b]	$14,824	$14,712,820
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[b]	14,692	14,949,110

		47,608,970
ENTERTAINMENT — 1.59%
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)[b]	10,250	10,250,000
5.13%, 12/15/22 (Call 12/15/17)[b]	7,700	7,826,729
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[b]	10,500	10,578,750
4.88%, 11/01/20 (Call 08/01/20)[b]	20,780	21,052,634
5.38%, 11/01/23 (Call 08/01/23)	9,200	9,062,000
International Game Technology
7.50%, 06/15/19[b]	9,300	9,834,750
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a,b]	12,380	12,287,150
6.25%, 02/15/22 (Call 08/15/21)[a,b]	30,225	28,562,625
6.50%, 02/15/25 (Call 08/15/24)[a]	22,840	20,327,600
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)[b]	12,940	13,732,575
7.50%, 04/15/21 (Call 03/31/16)	15,805	16,476,712
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)[b]	16,950	17,214,844
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	19,160	18,647,104
10.00%, 12/01/22 (Call 12/01/18)[b]	44,325	34,628,906

Security	Principal (000s)	Value
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 03/31/16)[a,b]	$6,889	$6,963,631
6.75%, 04/15/22 (Call 04/15/17)[a,b]	10,100	9,430,875

		246,876,885
ENVIRONMENTAL CONTROL — 0.36%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	10,175	10,111,406
5.25%, 08/01/20 (Call 08/01/16)[b]	17,229	17,530,163
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[b]	8,550	7,353,000
6.38%, 10/01/22 (Call 04/01/17)[b]	7,225	6,692,326
7.25%, 12/01/20 (Call 03/31/16)	8,168	8,082,917
Tervita Corp.
8.00%, 11/15/18 (Call 03/31/16)[a]	9,350	5,834,400

		55,604,212
FOOD — 1.16%
Albertson’s Holdings LLC/Safeway Inc.
7.75%, 10/15/22 (Call 10/15/17)[a]	14,025	14,621,063
Aramark Services Inc.
5.75%, 03/15/20 (Call 03/31/16)[b]	15,200	15,690,200
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a]	12,700	13,160,375
6.75%, 12/01/21 (Call 12/01/17)[a]	17,025	18,072,037
7.38%, 02/15/22 (Call 02/15/17)[b]	28,360	29,986,162
7.75%, 03/15/24 (Call 09/15/18)[a,b]	18,350	19,955,625
8.00%, 07/15/25 (Call 07/15/20)[a,b]	7,620	8,388,325

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 03/31/16)[a,b]	$7,425	$7,548,750
6.63%, 08/15/22 (Call 08/15/17)	18,119	19,206,140
7.75%, 07/01/17[b]	7,329	7,738,966
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/15/17)	4,580	4,724,165
6.00%, 02/15/24 (Call 02/15/19)[a]	16,805	17,687,263
U.S. Foods Inc.
8.50%, 06/30/19 (Call 03/31/16)	2,700	2,755,620

		179,534,691
FOOD SERVICE — 0.05%
Aramark Services Inc.
5.13%, 01/15/24 (Call 01/15/19)[a,b]	7,845	8,207,831

		8,207,831
GAS — 0.12%
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)[b]	10,750	6,315,625
6.88%, 10/15/21 (Call 10/15/16)	8,450	4,918,604
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[b]	6,550	6,908,285
7.50%, 11/30/16[b]	100	104,125

		18,246,639
HEALTH CARE – PRODUCTS — 1.42%
Alere Inc.
6.38%, 07/01/23 (Call 07/01/18)[a,b]	7,645	8,390,387
6.50%, 06/15/20 (Call 06/15/16)	8,275	8,582,209
7.25%, 07/01/18 (Call 03/31/16)[b]	8,100	8,488,125
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 03/31/16)[a,b]	13,647	13,902,681

Security	Principal (000s)	Value
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a]	$26,040	$18,748,800
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a,b]	21,365	17,839,775
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a,b]	21,518	22,561,623
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[a]	8,350	8,600,500
10.50%, 11/01/18 (Call 03/31/16)[b]	36,020	33,273,475
12.50%, 11/01/19 (Call 03/31/16)	12,090	9,339,525
Mallinckrodt International Finance SA
4.75%, 04/15/23[b]	11,850	10,457,625
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	14,595	14,382,157
5.50%, 04/15/25 (Call 04/15/20)[a,b]	12,730	11,998,025
5.63%, 10/15/23 (Call 10/15/18)[a,b]	16,440	16,111,200
5.75%, 08/01/22 (Call 08/01/17)[a,b]	18,700	18,513,000

		221,189,107
HEALTH CARE – SERVICES — 7.64%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)[b]	12,674	12,856,189
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)[b]	22,398	23,235,237
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	300	303,189

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Centene Escrow Corp.
5.63%, 02/15/21 (Call 02/15/18)[a]	$12,902	$13,523,231
6.13%, 02/15/24 (Call 02/15/19)[a]	17,900	18,951,625
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 03/31/16)[b]	32,960	33,124,800
5.13%, 08/01/21 (Call 02/01/17)	22,779	22,864,421
6.88%, 02/01/22 (Call 02/01/18)[b]	58,950	50,896,251
7.13%, 07/15/20 (Call 07/15/16)[b]	23,940	21,725,550
8.00%, 11/15/19 (Call 03/31/16)[b]	42,061	39,852,798
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)[b]	31,797	31,826,412
5.13%, 07/15/24 (Call 07/15/19)[b]	34,420	34,934,262
5.75%, 08/15/22 (Call 08/15/17)[b]	24,750	26,026,011
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a]	12,050	12,291,000
4.75%, 10/15/24 (Call 07/17/24)[a,b]	11,790	11,960,955
5.63%, 07/31/19[a,b]	13,825	15,034,688
5.88%, 01/31/22[a,b]	12,424	13,571,853
6.50%, 09/15/18[a,b]	6,241	6,864,448
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a,b]	11,000	11,903,038
6.88%, 07/15/17[b]	6,750	7,170,669
HCA Holdings Inc.
6.25%, 02/15/21[b]	20,185	21,438,022
HCA Inc.
3.75%, 03/15/19	32,495	33,101,032
4.25%, 10/15/19[b]	10,700	10,980,064
4.75%, 05/01/23	24,365	24,701,237

Security	Principal (000s)	Value
5.00%, 03/15/24[b]	$41,718	$42,708,803
5.25%, 04/15/25[b]	28,005	28,740,131
5.38%, 02/01/25[b]	53,680	54,351,000
5.88%, 03/15/22[b]	26,825	28,870,406
5.88%, 05/01/23[b]	25,650	26,941,408
5.88%, 02/15/26 (Call 08/15/25)[b]	29,449	30,247,033
6.50%, 02/15/20[b]	59,257	65,638,979
7.50%, 02/15/22[b]	39,116	44,201,080
8.00%, 10/01/18[b]	8,600	9,669,668
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)[b]	16,965	17,134,650
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)[b]	11,675	9,412,969
8.00%, 01/15/20[b]	16,300	15,077,500
8.75%, 01/15/23 (Call 01/15/18)[b]	11,540	10,357,150
LifePoint Health Inc.
5.50%, 12/01/21 (Call 12/01/16)[b]	22,500	23,283,254
5.88%, 12/01/23 (Call 12/01/18)[b]	9,195	9,588,666
6.63%, 10/01/20 (Call 03/31/16)[b]	6,100	6,317,455
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a,b]	23,631	23,808,233
Tenet Healthcare Corp.
4.38%, 10/01/21[b]	21,270	20,977,538
4.50%, 04/01/21[b]	18,130	18,021,220
4.75%, 06/01/20	9,249	9,399,296
5.00%, 03/01/19[b]	23,739	22,670,745
5.50%, 03/01/19[b]	8,900	8,588,500
6.00%, 10/01/20	34,594	36,669,640
6.25%, 11/01/18	19,310	20,351,286
6.75%, 06/15/23[b]	38,020	34,455,625
8.00%, 08/01/20 (Call 03/31/16)[b]	17,010	17,193,443
8.13%, 04/01/22[b]	55,069	54,070,599

		1,187,883,259

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
HOLDING COMPANIES – DIVERSIFIED — 0.59%
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	$38,515	$39,477,875
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	14,074	13,194,375
7.88%, 07/15/19 (Call 03/31/16)	11,480	11,967,900
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	14,200	12,699,211
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a,b]	13,715	14,180,738

		91,520,099
HOME BUILDERS — 1.31%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 03/31/16)[a,b]	13,225	12,034,750
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a]	7,900	6,550,120
CalAtlantic Group Inc.
8.38%, 05/15/18	10,577	11,634,700
8.38%, 01/15/21[b]	9,230	10,522,200
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[b]	6,700	6,841,035
3.75%, 03/01/19 (Call 12/01/18)[b]	8,750	8,912,500
4.00%, 02/15/20[b]	9,408	9,572,640
5.75%, 08/15/23 (Call 05/15/23)[b]	7,700	8,108,100
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 03/31/16)[a,b]	12,350	9,694,750

Security	Principal (000s)	Value
KB Home
4.75%, 05/15/19 (Call 02/15/19)[b]	$7,374	$7,072,571
7.00%, 12/15/21 (Call 09/15/21)[b]	9,463	9,020,388
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)[b]	9,550	9,828,860
4.50%, 11/15/19 (Call 08/15/19)[b]	12,265	12,571,625
4.75%, 04/01/21	9,050	9,095,250
4.75%, 11/15/22 (Call 08/15/22)[b]	13,920	13,920,000
4.75%, 05/30/25 (Call 02/28/25)[b]	9,175	8,899,750
4.88%, 12/15/23 (Call 09/15/23)[b]	6,880	6,708,000
12.25%, 06/01/17	5,325	5,899,784
PulteGroup Inc.
5.50%, 03/01/26 (Call 12/01/25)	3,475	3,514,094
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a,b]	10,150	9,477,562
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[b]	9,850	9,449,035
5.88%, 02/15/22 (Call 11/15/21)	7,391	7,713,287
8.91%, 10/15/17[b]	5,800	6,366,145

		203,407,146
HOUSEHOLD PRODUCTS & WARES — 1.43%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 03/31/16)[b]	67,145	68,991,487
6.88%, 02/15/21 (Call 03/31/16)[b]	21,700	22,486,625
7.88%, 08/15/19 (Call 03/31/16)	12,770	13,312,725

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
8.25%, 02/15/21 (Call 03/31/16)	$20,755	$20,443,675
8.50%, 05/15/18 (Call 03/31/16)[b]	13,460	13,406,665
9.00%, 04/15/19 (Call 03/31/16)[b]	13,000	13,070,417
9.88%, 08/15/19 (Call 03/31/16)[b]	25,161	25,915,830
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[b]	20,413	21,510,199
6.38%, 11/15/20 (Call 11/15/16)[b]	9,660	10,205,404
6.63%, 11/15/22 (Call 11/15/17)[b]	11,560	12,441,450

		221,784,477
INSURANCE — 0.50%
Genworth Holdings Inc.
4.80%, 02/15/24	5,500	3,114,375
4.90%, 08/15/23	6,275	3,603,643
6.15%, 11/15/66 (Call 11/15/16)[c]	2,559	537,390
6.52%, 05/22/18	10,252	9,149,910
7.20%, 02/15/21	6,950	4,608,684
7.63%, 09/24/21	16,075	10,609,500
7.70%, 06/15/20[b]	8,600	6,073,750
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a,b]	25,705	23,134,500
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[b,c]	17,925	16,646,947

		77,478,699
INTERNET — 1.10%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	7,500	7,781,250
5.38%, 01/01/22 (Call 01/01/18)[b]	15,300	16,026,750
5.38%, 04/01/23 (Call 04/01/18)[b]	19,735	21,116,450
5.75%, 01/01/25 (Call 01/01/20)[b]	9,330	9,656,550

Security	Principal (000s)	Value
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	$9,950	$8,656,500
Netflix Inc.
5.38%, 02/01/21[b]	13,500	14,478,750
5.50%, 02/15/22[b]	14,200	14,927,750
5.75%, 03/01/24[b]	8,475	8,888,156
5.88%, 02/15/25[b]	15,295	16,040,631
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)[b]	13,184	13,085,120
5.25%, 04/01/25 (Call 01/01/25)	10,949	10,784,765
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[b]	28,200	28,115,400
10.13%, 07/01/20 (Call 07/01/16)	1,702	1,825,395

		171,383,467
IRON & STEEL — 1.63%
AK Steel Corp.
7.63%, 05/15/20 (Call 03/31/16)[b]	10,875	6,579,375
7.63%, 10/01/21 (Call 10/01/17)[b]	7,400	3,845,632
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[b]	7,655	5,588,915
7.63%, 08/15/23 (Call 05/15/23)[b]	9,050	6,448,125
ArcelorMittal
5.13%, 06/01/20[b]	10,190	9,094,575
5.50%, 02/25/17	2,001	2,016,007
6.13%, 06/01/18[b]	28,326	28,001,951
6.13%, 06/01/25[b]	9,045	7,326,450
6.25%, 08/05/20[b]	19,728	17,779,860
6.50%, 03/01/21[b]	29,535	26,581,500
7.25%, 02/25/22[b]	24,925	22,370,187
10.85%, 06/01/19	31,396	33,282,900
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[b]	2,425	279,384

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
7.75%, 03/31/20 (Call 03/31/17)[a,b]	$8,897	$1,334,481
8.25%, 03/31/20 (Call 03/31/18)[a,b]	9,955	7,441,362
Commercial Metals Co.
6.50%, 07/15/17	6,928	7,202,955
7.35%, 08/15/18	7,250	7,504,710
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[b]	13,636	13,269,977
5.25%, 04/15/23 (Call 04/15/18)	6,875	6,505,469
5.50%, 10/01/24 (Call 10/01/19)[b]	9,300	8,841,231
6.13%, 08/15/19 (Call 08/15/16)	7,400	7,533,200
U.S. Steel Corp.
6.05%, 06/01/17	7,184	6,462,369
7.00%, 02/01/18[b]	9,250	7,307,500
7.38%, 04/01/20[b]	10,900	6,867,000
7.50%, 03/15/22 (Call 03/15/17)[b]	7,175	3,960,600

		253,425,715
LEISURE TIME — 0.33%
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a,b]	11,150	10,871,250
5.25%, 11/15/19 (Call 11/15/16)[a]	15,800	15,928,375
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[b]	14,819	15,096,856
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a,b]	9,335	9,475,025

		51,371,506
LODGING — 1.99%
Boyd Gaming Corp.
6.88%, 05/15/23 (Call 05/15/18)[b]	15,735	16,177,547

Security	Principal (000s)	Value
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)[b]	$19,550	$19,061,250
11.00%, 10/01/21 (Call 10/01/16)[b]	23,685	20,724,375
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	9,800	9,975,199
6.00%, 06/01/25 (Call 06/01/20)[b]	8,990	9,227,111
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[b]	30,354	31,492,275
MGM Resorts International
5.25%, 03/31/20[b]	10,700	10,914,000
6.00%, 03/15/23[b]	25,685	26,327,125
6.63%, 12/15/21[b]	25,400	26,975,488
6.75%, 10/01/20[b]	22,160	23,678,463
7.63%, 01/15/17[b]	950	989,188
7.75%, 03/15/22[b]	21,150	23,060,056
8.63%, 02/01/19[b]	17,312	19,624,018
11.38%, 03/01/18[b]	7,570	8,729,573
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	10,700	9,890,866
5.38%, 03/15/22 (Call 03/15/17)[b]	18,650	18,650,000
5.50%, 03/01/25 (Call 12/01/24)[a,b]	35,562	33,961,710

		309,458,244
MACHINERY — 0.84%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 03/31/16)[a,b]	16,975	12,434,188
Case New Holland Industrial Inc.
7.88%, 12/01/17[b]	29,075	31,146,594

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
CNH Industrial Capital LLC
3.25%, 02/01/17[b]	$3,650	$3,665,987
3.38%, 07/15/19[b]	9,000	8,466,300
3.63%, 04/15/18[b]	11,400	11,296,260
3.88%, 07/16/18[b]	12,775	12,533,233
4.38%, 11/06/20[b]	12,115	11,537,341
6.25%, 11/01/16	845	863,484
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[b]	17,500	16,493,750
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[b]	21,320	22,332,700

		130,769,837
MANUFACTURING — 0.84%
Bombardier Inc.
4.75%, 04/15/19[a]	11,380	9,037,617
5.50%, 09/15/18[a]	15,800	14,417,500
5.75%, 03/15/22[a,b]	8,700	6,052,714
6.00%, 10/15/22 (Call 04/15/17)[a,b]	25,103	17,752,842
6.13%, 01/15/23[a]	26,076	18,253,200
7.50%, 03/15/18[a]	13,200	12,606,000
7.50%, 03/15/25 (Call 03/15/20)[a,b]	31,930	22,322,416
7.75%, 03/15/20[a]	16,620	13,296,000
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a,b]	23,760	17,463,600

		131,201,889
MEDIA — 10.52%
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[a]	22,650	22,933,125
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)[b]	10,375	10,530,625
7.75%, 07/15/21 (Call 07/15/16)	11,724	12,406,923
Cablevision Systems Corp.
5.88%, 09/15/22	15,150	12,006,375
7.75%, 04/15/18[b]	15,570	15,959,250

Security	Principal (000s)	Value
8.00%, 04/15/20[b]	$9,400	$8,883,000
8.63%, 09/15/17[b]	18,220	19,381,525
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[b]	20,145	20,094,638
5.13%, 05/01/23 (Call 05/01/18)[a]	24,125	23,748,047
5.25%, 03/15/21 (Call 03/31/16)[b]	10,650	11,036,063
5.25%, 09/30/22 (Call 09/30/17)[b]	25,476	25,762,605
5.38%, 05/01/25 (Call 05/01/20)[a,b]	16,515	16,515,000
5.75%, 09/01/23 (Call 03/01/18)[b]	9,050	9,215,163
5.75%, 01/15/24 (Call 07/15/18)[b]	18,792	19,130,444
5.88%, 04/01/24 (Call 04/01/19)[a,b]	23,075	23,594,187
5.88%, 05/01/27 (Call 05/01/21)[a,b]	18,100	18,100,000
6.50%, 04/30/21 (Call 03/31/16)	34,186	35,553,440
6.63%, 01/31/22 (Call 01/31/17)	15,889	16,691,553
7.00%, 01/15/19 (Call 03/31/16)	7,511	7,673,989
7.38%, 06/01/20 (Call 03/31/16)[b]	12,020	12,500,800
CCOH Safari LLC
5.75%, 02/15/26 (Call 02/15/21)[a,b]	52,410	52,547,838
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a,b]	24,700	22,415,760
6.38%, 09/15/20 (Call 03/31/16)[a,b]	31,057	30,435,860
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	12,870	11,711,700

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
6.50%, 11/15/22 (Call 11/15/17)[b]	$40,231	$39,024,070
Series A
7.63%, 03/15/20 (Call 03/31/16)[b]	500	406,875
Series B
7.63%, 03/15/20 (Call 03/31/16)[b]	37,180	32,439,550
CSC Holdings LLC
5.25%, 06/01/24[b]	15,700	13,462,750
6.75%, 11/15/21[b]	20,445	20,659,673
8.63%, 02/15/19	10,314	11,087,550
DISH DBS Corp.
4.25%, 04/01/18	24,346	24,568,522
4.63%, 07/15/17[b]	15,550	15,899,875
5.00%, 03/15/23[b]	30,325	26,790,266
5.13%, 05/01/20[b]	22,462	22,181,225
5.88%, 07/15/22	42,295	40,656,069
5.88%, 11/15/24[b]	39,054	35,154,380
6.75%, 06/01/21[b]	41,885	42,566,993
7.88%, 09/01/19[b]	29,206	31,637,107
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 03/31/16)[b]	31,850	22,613,500
9.00%, 03/01/21 (Call 03/31/16)[b]	34,350	23,400,937
9.00%, 09/15/22 (Call 09/15/17)[b]	18,700	12,549,035
10.00%, 01/15/18 (Call 07/15/16)[b]	12,200	3,886,171
10.63%, 03/15/23 (Call 03/15/18)[b]	19,070	12,745,116
11.25%, 03/01/21 (Call 03/31/16)	11,425	7,740,438
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)[b]	14,609	15,887,288
Neptune Finco Corp.
6.63%, 10/15/25 (Call 10/15/20)[a,b]	22,825	24,080,375
10.13%, 01/15/23 (Call 01/15/19)[a]	35,080	37,754,850

Security	Principal (000s)	Value
10.88%, 10/15/25 (Call 10/15/20)[a,b]	$39,250	$42,390,000
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[b]	15,350	15,707,288
5.00%, 04/15/22 (Call 04/15/17)[a,b]	44,238	45,025,879
Numericable-SFR SA
4.88%, 05/15/19 (Call 05/15/16)[a,b]	48,460	48,429,955
6.00%, 05/15/22 (Call 05/15/17)[a,b]	84,642	83,795,580
6.25%, 05/15/24 (Call 05/15/19)[a,b]	29,300	28,494,250
Quebecor Media Inc.
5.75%, 01/15/23[b]	17,142	17,699,115
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)[b]	10,950	11,020,025
5.63%, 08/01/24 (Call 08/01/19)[a,b]	10,925	10,878,911
6.13%, 10/01/22 (Call 10/01/17)[b]	9,955	10,218,005
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/15/16)[a,b]	7,400	7,526,654
4.63%, 05/15/23 (Call 05/15/18)[a,b]	10,932	10,651,868
5.38%, 04/15/25 (Call 04/15/20)[a]	20,850	20,876,062
5.75%, 08/01/21 (Call 08/01/16)[a,b]	13,125	13,626,063
5.88%, 10/01/20 (Call 10/01/16)[a,b]	11,800	12,323,194
6.00%, 07/15/24 (Call 07/15/19)[a,b]	29,250	30,895,312
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)[b]	9,479	10,033,522
5.13%, 07/15/20 (Call 07/15/16)[b]	9,300	9,708,053
6.38%, 10/15/23 (Call 10/15/18)[b]	13,696	14,688,960

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[a,b]	$24,430	$24,552,150
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[a,b]	19,100	19,673,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 01/15/25 (Call 01/15/20)[a,b]	13,460	13,401,045
5.50%, 01/15/23 (Call 01/15/18)[a,b]	20,695	21,620,731
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	23,230	23,055,775
5.13%, 02/15/25 (Call 02/15/20)[a,b]	30,960	30,340,800
6.75%, 09/15/22 (Call 09/15/17)[a]	24,103	25,564,244
8.50%, 05/15/21 (Call 03/31/16)[a,b]	17,873	17,962,365
Videotron Ltd.
5.00%, 07/15/22	12,350	12,627,875
5.38%, 06/15/24 (Call 03/15/24)[a,b]	10,100	10,258,298
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 03/31/16)[b]	17,375	15,876,406

		1,634,941,910
MINING — 1.76%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[b]	24,440	22,087,650
5.40%, 04/15/21 (Call 01/15/21)[b]	26,129	25,865,097
5.55%, 02/01/17[b]	3,050	3,116,336
5.72%, 02/23/19[b]	16,290	16,493,625
5.87%, 02/23/22[b]	11,655	11,242,857
6.15%, 08/15/20[b]	19,713	19,910,130
6.75%, 07/15/18[b]	14,735	15,348,838
Aleris International Inc.
7.88%, 11/01/20 (Call 03/31/16)[b]	1,010	780,162

Security	Principal (000s)	Value
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (Call 04/01/17)[a,b]	$8,545	$5,981,500
8.25%, 11/01/19 (Call 03/31/16)[a,b]	13,293	11,830,770
9.75%, 03/01/22 (Call 03/01/18)[a,b]	42,910	39,922,808
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a,b]	12,210	10,866,900
7.88%, 11/01/22 (Call 11/01/18)[a]	8,200	6,888,000
Novelis Inc.
8.38%, 12/15/17 (Call 03/31/16)[b]	19,793	19,694,035
8.75%, 12/15/20 (Call 03/31/16)[b]	28,398	26,361,083
Teck Resources Ltd.
2.50%, 02/01/18[b]	9,200	7,876,810
3.00%, 03/01/19[b]	9,250	7,053,125
3.75%, 02/01/23 (Call 11/01/22)	13,265	8,091,650
4.50%, 01/15/21 (Call 10/15/20)	7,875	4,925,813
4.75%, 01/15/22 (Call 10/15/21)	15,500	9,413,134

		273,750,323
OFFICE & BUSINESS EQUIPMENT — 0.24%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)[b]	10,535	10,785,207
5.50%, 12/01/24 (Call 06/01/24)[b]	11,870	12,082,671
6.00%, 08/15/22 (Call 08/15/17)[b]	13,070	13,800,933

		36,668,811
OIL & GAS — 4.96%
American Energy-Permian Basin LLC
13.00%, 11/30/20 (Call 11/30/18)[a,b]	7,675	8,135,500

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a,b]	$10,600	$2,544,000
7.38%, 11/01/21 (Call 07/31/17)[a,b]	9,155	2,197,200
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[b]	24,232	20,657,780
5.38%, 11/01/21 (Call 11/01/16)[b]	20,150	17,505,312
5.63%, 06/01/23 (Call 06/01/18)[a,b]	14,850	12,625,915
6.00%, 12/01/20 (Call 03/31/16)[b]	10,800	9,635,414
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)	9,600	960,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	13,100	1,441,000
California Resources Corp.
5.00%, 01/15/20 (Call 12/15/19)	4,671	607,230
5.50%, 09/15/21 (Call 06/15/21)	11,052	1,436,760
6.00%, 11/15/24 (Call 08/15/24)	12,556	1,632,280
8.00%, 12/15/22 (Call 12/15/18)[a,b]	40,028	10,007,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[b]	19,287	11,620,417
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[b]	11,085	7,981,200
7.50%, 09/15/20 (Call 09/15/16)[b]	13,650	10,783,500

Security	Principal (000s)	Value
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)[d]	$9,200	$920,000
8.25%, 09/01/21 (Call 09/01/16)[d]	6,520	652,000
Chesapeake Energy Corp.
7.25%, 12/15/18	1,500	540,000
8.00%, 12/15/22 (Call 12/15/18)[a,b]	70,406	27,810,370
Citgo Holding Inc.
10.75%, 02/15/20[a]	30,052	27,347,320
Comstock Resources Inc.
10.00%, 03/15/20 (Call 03/31/16)[a,b]	12,325	4,529,438
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)[b]	12,850	12,095,062
5.50%, 04/01/23 (Call 10/01/17)[b]	31,041	28,787,756
6.50%, 01/15/22 (Call 01/15/17)[b]	12,425	11,945,648
7.00%, 01/15/21 (Call 03/31/16)	14,317	14,442,274
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	22,039	6,415,553
5.50%, 05/01/22 (Call 05/01/17)	19,725	6,213,375
6.38%, 08/15/21 (Call 08/15/16)[b]	6,055	1,913,380
Energy XXI Gulf Coast Inc.
6.88%, 03/15/24 (Call 03/15/19)[b,d]	6,325	158,125
9.25%, 12/15/17 (Call 03/31/16)[d]	9,075	272,250
11.00%, 03/15/20 (Call 09/15/17)[a,d]	19,750	2,172,500
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	13,395	3,595,218
9.38%, 05/01/20 (Call 05/01/16)	33,196	9,917,305

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[a,b]	$13,990	$7,729,475
13.00%, 02/15/22 (Call 08/15/18)[a,b]	15,150	2,121,000
Harvest Operations Corp.
6.88%, 10/01/17	9,294	5,901,690
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a,b]	9,245	6,301,947
5.75%, 10/01/25 (Call 04/01/20)[a,b]	9,925	6,773,813
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a,b]	17,400	5,655,000
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)[b]	7,925	5,072,000
7.38%, 05/01/22 (Call 05/01/17)[b]	12,150	7,715,250
Linn Energy LLC/Linn Energy Finance Corp.
6.50%, 09/15/21 (Call 09/15/17)	9,875	419,688
7.75%, 02/01/21 (Call 03/31/16)	14,053	597,253
8.63%, 04/15/20 (Call 03/31/16)	18,245	775,413
12.00%, 12/15/20 (Call 12/15/18)[a]	19,595	1,959,500
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a,b]	14,972	7,074,270
6.50%, 03/15/21 (Call 03/31/16)[a,b]	13,475	6,501,688
7.00%, 03/31/24 (Call 09/30/18)[a,b]	21,675	10,241,438
Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)	9,450	2,055,375

Security	Principal (000s)	Value
7.63%, 05/01/21 (Call 05/01/17)	$12,850	$2,984,695
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
10.00%, 06/01/20 (Call 06/01/17)[b]	11,550	3,060,750
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)[b]	15,125	13,017,812
5.63%, 07/01/24[b]	19,030	17,269,725
5.75%, 01/30/22[b]	16,570	15,286,032
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	8,350	4,993,300
6.88%, 03/15/22 (Call 09/15/17)[b]	19,075	11,142,980
6.88%, 01/15/23 (Call 07/15/17)	7,967	4,627,499
7.25%, 02/01/19 (Call 03/31/16)[b]	8,465	5,277,928
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a,b]	9,775	1,857,861
Pacific Drilling V Ltd.
7.25%, 12/01/17 (Call 03/31/16)[a]	9,075	2,484,281
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[a,b]	8,335	7,126,425
8.25%, 02/15/20 (Call 03/31/16)[b]	14,800	14,940,600
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)	11,500	977,500
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[b]	6,895	4,010,950
6.63%, 11/15/20 (Call 03/31/16)	11,420	7,622,850
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[a]	19,300	17,780,125

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	$13,452	$9,416,400
5.38%, 10/01/22 (Call 07/01/22)[b]	8,160	5,574,259
6.88%, 03/01/21[b]	12,821	9,263,173
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[a,b]	13,100	11,331,500
5.00%, 08/15/22 (Call 02/15/17)[b]	13,342	11,307,345
5.00%, 03/15/23 (Call 03/15/18)[b]	16,900	13,995,312
5.75%, 06/01/21 (Call 06/01/16)	8,622	7,149,075
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	20,635	7,523,438
7.75%, 06/15/21 (Call 06/15/17)	10,020	4,058,100
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[a,b]	7,915	6,812,554
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)	8,365	125,475
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 03/31/16)	8,260	1,404,200
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	8,105	3,221,738
5.63%, 06/01/25 (Call 06/01/20)[b]	8,824	3,551,660
6.13%, 11/15/22 (Call 11/15/18)	14,025	6,271,840
6.50%, 01/01/23 (Call 07/01/17)	9,052	3,598,170
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)[a,b]	10,650	10,224,000
6.38%, 04/01/23 (Call 04/01/18)[a,b]	15,400	14,691,600

Security	Principal (000s)	Value
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[b]	$8,198	$8,319,945
5.38%, 10/01/22 (Call 10/01/17)[b]	11,325	10,733,134
Transocean Inc.
3.00%, 10/15/17[b]	11,550	10,260,827
4.30%, 10/15/22 (Call 07/15/22)[b]	13,815	6,769,350
6.00%, 03/15/18[b]	19,358	15,631,585
6.50%, 11/15/20[b]	18,250	10,585,000
7.13%, 12/15/21[b]	22,600	12,537,124
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[a]	14,420	9,409,050
6.25%, 04/15/22 (Call 04/15/17)[a]	11,700	7,160,400
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 03/31/16)[a]	10,320	567,600
6.13%, 10/01/24 (Call 10/01/19)[a]	13,795	758,725
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)[b]	21,950	10,920,125
5.75%, 03/15/21 (Call 12/15/20)[b]	24,378	11,396,715
6.25%, 04/01/23 (Call 01/01/23)[b]	14,070	6,437,025
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)[b]	9,620	5,050,500
6.00%, 01/15/22 (Call 10/15/21)[b]	20,317	11,631,482
7.50%, 08/01/20 (Call 07/01/20)	9,150	5,741,625
8.25%, 08/01/23 (Call 06/01/23)[b]	12,200	7,259,000

		771,543,246
OIL & GAS SERVICES — 0.12%
CGG SA
6.50%, 06/01/21 (Call 06/01/16)[b]	11,360	3,890,800

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
6.88%, 01/15/22 (Call 07/15/17)	$9,975	$3,370,054
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	2,220	1,454,100
5.13%, 09/15/20	6,600	4,607,592
6.00%, 03/15/18	5,750	4,884,873
9.63%, 03/01/19	600	512,625

		18,720,044
PACKAGING & CONTAINERS — 1.55%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 (Call 03/31/16)[a,b]	11,296	11,631,350
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.00%, 06/30/21 (Call 06/30/17)[a,b]	9,550	8,717,028
6.25%, 01/31/19 (Call 03/31/16)[a,b]	8,075	7,893,313
6.75%, 01/31/21 (Call 01/31/17)[a,b]	9,700	9,133,856
Ball Corp.
4.00%, 11/15/23[b]	20,096	19,568,480
4.38%, 12/15/20[b]	16,386	17,123,370
5.00%, 03/15/22[b]	18,046	18,734,087
5.25%, 07/01/25	20,000	20,850,000
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)[b]	13,625	13,676,094
5.50%, 05/15/22 (Call 05/15/17)[b]	11,180	11,627,200
6.00%, 10/15/22 (Call 10/15/18)[a,b]	7,185	7,454,438
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
6.00%, 06/15/17 (Call 06/15/16)[a,b]	8,650	8,574,312
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[b]	19,912	20,310,240

Security	Principal (000s)	Value
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	$8,800	$8,712,000
5.88%, 08/15/23[a,b]	16,200	16,686,000
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[a,b]	8,125	8,321,553
5.13%, 12/01/24 (Call 09/01/24)[a,b]	9,175	9,496,125
5.25%, 04/01/23 (Call 01/01/23)[a,b]	7,850	8,105,880
5.50%, 09/15/25 (Call 06/15/25)[a,b]	7,785	8,160,407
6.50%, 12/01/20 (Call 09/01/20)[a,b]	6,150	6,852,974

		241,628,707
PHARMACEUTICALS — 2.87%
DPx Holdings BV
7.50%, 02/01/22 (Call 02/01/17)[a]	8,000	7,520,000
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a,b]	15,975	16,051,301
Endo Finance LLC/Endo Finco Inc.
5.88%, 01/15/23 (Call 07/15/17)[a,b]	16,135	16,034,156
Endo Ltd./Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)[a,b]	31,845	32,123,644
6.00%, 02/01/25 (Call 02/01/20)[a,b]	23,510	23,392,450
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)	20,485	21,176,369
NBTY Inc.
9.00%, 10/01/18 (Call 03/31/16)[b]	11,875	12,171,875
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[a]	40,760	37,091,600

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.50%, 03/01/23 (Call 03/01/18)[a]	$19,310	$16,196,263
5.63%, 12/01/21 (Call 12/01/16)[a,b]	18,995	16,299,989
5.88%, 05/15/23 (Call 05/15/18)[a,b]	66,367	56,121,594
6.13%, 04/15/25 (Call 04/15/20)[a]	66,255	55,819,837
6.38%, 10/15/20 (Call 10/15/16)[a]	45,975	42,297,000
6.75%, 08/15/18 (Call 03/31/16)[a,b]	28,908	27,942,210
6.75%, 08/15/21 (Call 03/31/16)[a,b]	12,070	11,044,050
7.00%, 10/01/20 (Call 03/31/16)[a,b]	13,038	12,415,436
7.25%, 07/15/22 (Call 07/15/16)[a]	9,950	9,138,744
7.50%, 07/15/21 (Call 07/15/16)[a]	34,907	33,096,199

		445,932,717
PIPELINES — 3.16%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)[b]	9,865	7,176,788
6.13%, 03/01/22 (Call 11/01/16)[b]	13,119	9,314,490
6.25%, 04/01/23 (Call 04/01/18)[a,b]	13,300	9,609,250
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[a,c]	10,011	5,280,803
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)[b]	8,100	7,397,036
3.88%, 03/15/23 (Call 12/15/22)	10,225	7,528,156
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)[b]	20,790	15,696,450

Security	Principal (000s)	Value
5.88%, 01/15/24 (Call 10/15/23)[b]	$22,775	$18,860,433
7.50%, 10/15/20	23,680	21,667,200
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)[b]	7,385	5,683,373
6.75%, 08/01/22 (Call 08/01/18)	16,820	13,960,600
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)[a]	489	399,496
NGPL PipeCo LLC
7.12%, 12/15/17[a]	24,940	23,230,064
9.63%, 06/01/19 (Call 03/31/16)[a,b]	12,175	11,444,500
NuStar Logistics LP
4.80%, 09/01/20	7,518	6,136,568
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	9,388	7,111,410
7.50%, 09/01/23 (Call 06/01/23)	11,075	9,607,562
Rockies Express Pipeline LLC
5.63%, 04/15/20[a,b]	16,346	14,570,416
6.00%, 01/15/19[a,b]	8,575	7,974,750
6.85%, 07/15/18[a,b]	13,295	12,845,606
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)[b]	39,115	37,067,216
5.63%, 04/15/23 (Call 01/15/23)[b]	31,391	29,036,675
5.63%, 03/01/25 (Call 12/01/24)[b]	41,070	37,271,025
5.75%, 05/15/24 (Call 02/15/24)[b]	41,902	39,204,349
6.25%, 03/15/22 (Call 12/15/21)[b]	20,250	19,338,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)	18,100	15,973,250

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.25%, 11/15/23 (Call 05/15/18)	$11,200	$8,293,600
5.00%, 01/15/18 (Call 10/15/17)[b]	22,291	21,357,453
5.25%, 05/01/23 (Call 11/01/17)[b]	10,975	8,661,105
6.75%, 03/15/24 (Call 09/15/19)[a,b]	12,550	10,345,843
6.88%, 02/01/21 (Call 03/31/16)	9,261	8,068,646
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[a,b]	8,197	7,807,642
5.88%, 10/01/20 (Call 10/01/16)	9,015	8,474,100
6.13%, 10/15/21 (Call 10/15/16)[b]	9,600	8,928,000
6.25%, 10/15/22 (Call 10/15/18)[a,b]	16,580	15,253,600

		490,576,205
REAL ESTATE — 0.07%
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	8,450	8,650,687
5.25%, 12/01/21 (Call 12/01/17)[a]	2,355	2,393,269

		11,043,956
REAL ESTATE INVESTMENT TRUSTS — 0.90%
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	7,011	6,695,505
8.25%, 10/15/23 (Call 04/15/19)[b]	22,800	20,292,000
Crown Castle International Corp.
5.25%, 01/15/23	969	1,025,929
Equinix Inc.
5.88%, 01/15/26 (Call 01/15/21)[b]	23,175	24,217,875

Security	Principal (000s)	Value
Iron Mountain Inc.
6.00%, 10/01/20 (Call 10/01/17)[a]	$18,975	$20,113,500
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)[b]	12,600	11,907,000
5.00%, 07/01/19 (Call 07/01/16)[b]	15,025	14,010,812
MPT Operating Partnership LP/MPT Finance Corp.
6.38%, 03/01/24 (Call 03/01/19)	2,235	2,280,560
6.88%, 05/01/21 (Call 05/01/16)	7,925	8,243,981
Vereit Operating Partnership LP
2.00%, 02/06/17	9,400	9,226,100
3.00%, 02/06/19 (Call 01/06/19)[b]	12,750	12,112,500
4.60%, 02/06/24 (Call 11/06/23)	10,300	9,862,250

		139,988,012
RETAIL — 3.38%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a]	26,644	27,076,965
6.00%, 04/01/22 (Call 10/01/17)[a,b]	44,852	46,758,210
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)[b]	12,775	12,966,625
7.00%, 05/20/22 (Call 05/20/17)[b]	19,317	19,824,071
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 03/31/16)[b]	7,480	7,454,624
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 03/31/16)[b]	6,930	1,022,175
9.00%, 03/15/19 (Call 03/31/16)[a]	16,125	9,288,000

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)[a]	$13,357	$14,024,850
5.75%, 03/01/23 (Call 03/01/18)[a,b]	50,830	53,997,726
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)[b]	8,325	6,327,000
6.75%, 01/15/22 (Call 11/15/16)[b]	8,050	5,826,188
6.75%, 06/15/23 (Call 06/15/19)[a]	12,595	9,320,300
JC Penney Corp. Inc.
5.65%, 06/01/20[b]	8,077	7,471,225
8.13%, 10/01/19[b]	9,615	9,735,187
L Brands Inc.
5.63%, 02/15/22[b]	19,847	21,295,831
5.63%, 10/15/23	10,400	11,060,041
6.63%, 04/01/21	23,702	26,398,102
6.90%, 07/15/17	10,262	10,981,366
7.00%, 05/01/20	8,360	9,535,347
8.50%, 06/15/19[b]	10,150	11,856,534
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	8,575	8,838,846
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	18,500	12,903,750
QVC Inc.
3.13%, 04/01/19	7,080	7,041,077
4.38%, 03/15/23	15,651	15,034,718
4.45%, 02/15/25 (Call 11/15/24)[b]	12,086	11,284,695
4.85%, 04/01/24	11,340	10,939,527
5.13%, 07/02/22	9,015	9,159,632
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a,b]	35,570	38,052,786
6.75%, 06/15/21 (Call 06/15/16)[b]	14,366	15,197,737
9.25%, 03/15/20 (Call 03/31/16)[b]	12,958	13,657,306

Security	Principal (000s)	Value
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)[b]	$14,545	$15,163,162
5.75%, 06/01/22 (Call 06/01/17)[b]	16,218	17,045,595
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[b]	10,550	9,030,800
Toys R Us Inc.
10.38%, 08/15/17 (Call 03/31/16)[b]	7,740	6,493,783
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 03/31/16)	14,375	13,422,656

		525,486,437
SEMICONDUCTORS — 1.44%
Advanced Micro Devices Inc.
6.75%, 03/01/19	13,850	10,145,125
7.00%, 07/01/24 (Call 07/01/19)	9,831	6,193,530
7.50%, 08/15/22	8,100	5,265,000
7.75%, 08/01/20 (Call 03/31/16)[b]	10,935	7,435,800
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a,b]	21,320	18,228,600
5.25%, 01/15/24 (Call 05/01/18)[a,b]	10,700	9,041,500
5.50%, 02/01/25 (Call 08/01/19)[b]	22,720	19,084,800
5.63%, 01/15/26 (Call 05/01/20)[a]	8,550	6,925,500
5.88%, 02/15/22 (Call 02/15/17)[b]	13,965	12,760,519
NXP BV/NXP Funding LLC
3.50%, 09/15/16[a,b]	2,750	2,760,313
3.75%, 06/01/18[a]	13,716	13,853,160
4.13%, 06/15/20[a,b]	13,270	13,386,112
4.63%, 06/15/22[a,b]	7,800	7,741,500
5.75%, 02/15/21 (Call 02/15/17)[a,b]	10,075	10,478,000

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.75%, 03/15/23 (Call 03/15/18)[a,b]	$9,750	$10,091,250
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)[a,b]	9,650	9,794,750
7.00%, 12/01/25 (Call 12/01/20)[a,b]	11,200	11,396,000
Sensata Technologies BV
4.88%, 10/15/23[a,b]	9,808	9,685,400
5.00%, 10/01/25[a,b]	13,500	13,263,750
5.63%, 11/01/24[a,b]	7,930	8,167,900
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (Call 02/15/21)[a,b]	17,350	18,347,625

		224,046,134
SHIPBUILDING — 0.14%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a,b]	9,966	10,489,215
5.00%, 11/15/25 (Call 11/15/20)[a,b]	11,380	11,941,831

		22,431,046
SOFTWARE — 2.70%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a,b]	26,750	28,120,938
6.13%, 09/15/23 (Call 09/15/18)[a,b]	17,075	18,248,906
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a]	32,661	32,865,131
6.13%, 11/01/23 (Call 11/01/18)[a]	27,583	27,760,320
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	31,945	20,285,075
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a,b]	19,430	19,733,691
5.38%, 08/15/23 (Call 08/15/18)[a,b]	25,890	26,847,930

Security	Principal (000s)	Value
5.75%, 01/15/24 (Call 01/15/19)[a,b]	$46,590	$46,881,188
6.75%, 11/01/20 (Call 03/31/16)[a,b]	23,152	24,436,936
7.00%, 12/01/23 (Call 12/01/18)[a,b]	67,900	67,900,000
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[a,b]	12,240	12,331,800
6.50%, 05/15/22 (Call 05/15/18)[a,b]	33,160	28,766,300
MSCI Inc.
5.25%, 11/15/24 (Call 11/15/19)[a,b]	17,525	18,598,406
5.75%, 08/15/25 (Call 08/15/20)[a]	15,435	16,592,625
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a,b]	21,315	21,741,300
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24	9,180	8,721,000

		419,831,546
STORAGE & WAREHOUSING — 0.12%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 03/31/16)[a,b]	19,150	14,735,818
10.75%, 10/15/19 (Call 10/15/16)[a]	12,550	3,364,968

		18,100,786
TELECOMMUNICATIONS — 13.99%
Altice Financing SA
6.50%, 01/15/22 (Call 12/15/16)[a]	16,649	16,773,868
6.63%, 02/15/23 (Call 02/15/18)[a]	42,386	41,856,175
7.88%, 12/15/19 (Call 03/31/16)[a,b]	10,000	10,410,426
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[a,b]	9,550	9,237,238
9.88%, 12/15/20 (Call 12/15/16)[a]	8,950	9,531,750

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)[a,b]	$28,860	$26,406,900
7.75%, 05/15/22 (Call 05/15/17)[a,b]	56,925	54,790,312
Avaya Inc.
7.00%, 04/01/19 (Call 03/31/16)[a,b]	20,516	12,610,929
10.50%, 03/01/21 (Call 03/01/17)[a,b]	21,695	5,694,938
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)	9,500	8,326,750
5.80%, 03/15/22[b]	28,539	27,718,504
6.00%, 04/01/17[b]	7,100	7,418,790
6.45%, 06/15/21[b]	24,725	25,111,204
Series V
5.63%, 04/01/20[b]	22,305	22,519,574
Series W
6.75%, 12/01/23[b]	15,350	15,004,625
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[a,b]	9,786	10,030,650
5.00%, 06/15/21 (Call 06/15/17)[a,b]	12,825	12,632,625
5.50%, 06/15/24 (Call 06/15/19)[a]	12,460	12,086,200
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a,b]	28,540	28,254,600
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[b]	18,022	15,971,998
6.88%, 01/15/25 (Call 10/15/24)	16,345	13,688,938
7.13%, 03/15/19[b]	8,200	8,251,988
7.13%, 01/15/23	15,890	13,819,374
7.63%, 04/15/24	14,650	12,818,750
8.13%, 10/01/18[b]	14,825	15,453,580
8.25%, 04/15/17[b]	9,570	10,072,425
8.50%, 04/15/20	20,162	20,580,361
8.75%, 04/15/22	9,520	8,883,350

Security	Principal (000s)	Value
8.88%, 09/15/20 (Call 06/15/20)[a,b]	$25,154	$25,826,419
9.25%, 07/01/21[b]	10,200	10,200,000
10.50%, 09/15/22 (Call 06/15/22)[a,b]	42,645	42,956,637
11.00%, 09/15/25 (Call 06/15/25)[a,b]	70,915	70,745,513
Hughes Satellite Systems Corp.
6.50%, 06/15/19	19,912	22,052,540
7.63%, 06/15/21	17,865	19,372,359
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a,b]	20,425	20,016,500
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[b]	40,816	26,110,093
6.63%, 12/15/22 (Call 12/15/17)[b]	23,856	11,848,481
7.25%, 04/01/19 (Call 03/31/16)[b]	30,068	22,840,519
7.25%, 10/15/20 (Call 03/31/16)[b]	44,799	30,351,322
7.50%, 04/01/21 (Call 04/01/16)[b]	26,295	18,159,090
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/16)[b]	9,350	5,633,375
7.75%, 06/01/21 (Call 06/01/17)	36,975	11,277,375
8.13%, 06/01/23 (Call 06/01/18)	16,655	5,079,775
Koninklijke KPN NV
7.00%, 03/28/73 (Call 03/28/23)[a,c]	11,410	11,422,551
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)[b]	12,050	12,475,486
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)[b]	12,590	12,841,800
5.38%, 08/15/22 (Call 08/15/17)[b]	21,109	21,689,497
5.38%, 01/15/24 (Call 01/15/19)[a,b]	21,200	21,677,000

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.38%, 05/01/25 (Call 05/01/20)[b]	$14,625	$14,844,375
5.63%, 02/01/23 (Call 02/01/18)[b]	11,980	12,354,375
6.13%, 01/15/21 (Call 11/15/16)	13,640	14,270,850
7.00%, 06/01/20 (Call 06/01/16)	11,950	12,502,688
Millicom International Cellular SA
6.63%, 10/15/21 (Call 10/15/17)[a]	4,460	4,192,400
Nokia OYJ
5.38%, 05/15/19[b]	18,800	19,939,265
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[a]	14,830	14,088,500
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)[b]	8,150	8,496,375
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)[b]	16,307	16,907,290
SoftBank Group Corp.
4.50%, 04/15/20[a,b]	48,945	48,406,605
Sprint Communications Inc.
6.00%, 12/01/16	850	846,813
6.00%, 11/15/22	44,460	31,733,325
7.00%, 03/01/20[a,b]	22,518	22,179,406
7.00%, 08/15/20[b]	32,298	24,542,562
8.38%, 08/15/17	26,478	25,749,855
9.00%, 11/15/18[a]	61,947	64,307,181
9.13%, 03/01/17[b]	14,973	15,202,237
11.50%, 11/15/21	22,339	18,960,226
Sprint Corp.
7.13%, 06/15/24	50,425	35,864,781
7.25%, 09/15/21	43,607	32,923,285
7.63%, 02/15/25 (Call 11/15/24)	32,345	23,026,405
7.88%, 09/15/23	86,055	63,895,837
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 03/11/16)[b]	9,150	9,365,025

Security	Principal (000s)	Value
6.00%, 03/01/23 (Call 09/01/18)[b]	$27,097	$28,020,685
6.13%, 01/15/22 (Call 01/15/18)	20,000	20,558,126
6.25%, 04/01/21 (Call 04/01/17)[b]	34,668	36,314,730
6.38%, 03/01/25 (Call 09/01/19)[b]	34,242	34,969,642
6.46%, 04/28/19 (Call 03/11/16)[b]	20,737	21,307,267
6.50%, 01/15/24 (Call 01/15/19)[b]	21,375	22,016,250
6.50%, 01/15/26 (Call 01/15/21)	39,695	40,290,425
6.54%, 04/28/20 (Call 04/28/16)[b]	25,484	26,439,650
6.63%, 11/15/20 (Call 03/11/16)[b]	22,020	22,900,800
6.63%, 04/28/21 (Call 04/28/17)[b]	25,174	26,569,989
6.63%, 04/01/23 (Call 04/01/18)[b]	36,328	38,012,809
6.73%, 04/28/22 (Call 04/28/17)[b]	24,929	26,140,549
6.84%, 04/28/23 (Call 04/28/18)	11,355	11,844,528
Telecom Italia Capital SA
7.00%, 06/04/18	11,540	12,402,957
7.18%, 06/18/19[b]	14,785	16,448,313
Telecom Italia SpA
5.30%, 05/30/24[a,b]	32,950	31,920,312
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[a,b]	24,532	24,286,680
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[a]	12,029	12,711,940
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[a,b]	11,048	11,648,010
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[a,b]	7,605	7,509,938

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
6.00%, 10/15/24 (Call 10/15/19)[a]	$9,400	$9,461,100
6.38%, 04/15/23 (Call 04/15/18)[a,b]	10,250	10,685,625
Virgin Media Secured Finance PLC
5.25%, 01/15/21	8,000	8,420,000
5.25%, 01/15/26 (Call 01/15/20)[a,b]	19,507	19,551,866
5.38%, 04/15/21 (Call 04/15/17)[a,b]	12,822	13,303,136
5.50%, 01/15/25 (Call 01/15/19)[a,b]	9,850	9,925,268
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	21,522	19,208,385
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[a,b]	39,825	38,331,562
6.50%, 04/30/20 (Call 04/30/16)[a,b]	12,242	12,401,316
7.38%, 04/23/21 (Call 04/23/17)[a,b]	55,025	50,347,875
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)[b]	14,300	10,467,457
7.50%, 06/01/22 (Call 06/01/17)[b]	9,100	7,052,500
7.50%, 04/01/23 (Call 04/01/16)[b]	12,900	9,746,079
7.75%, 10/15/20 (Call 03/31/16)[b]	13,480	11,133,806
7.75%, 10/01/21 (Call 10/01/16)[b]	19,550	15,818,795
7.88%, 11/01/17[b]	21,647	22,621,115

		2,173,922,300
TRANSPORTATION — 0.50%
CHC Helicopter SA
9.25%, 10/15/20 (Call 03/31/16)[b]	14,210	5,044,586
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a,b]	17,931	18,110,310

Security	Principal or Shares (000s)	Value
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a]	$11,850	$3,799,406
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a,b]	32,218	30,365,465
7.88%, 09/01/19 (Call 09/01/16)[a,b]	19,700	20,340,250

		77,660,017

TOTAL CORPORATE BONDS & NOTES
(Cost: $16,754,317,237)		15,102,511,620

SHORT-TERM INVESTMENTS — 27.41%

MONEY MARKET FUNDS — 27.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	3,799,592	3,799,592,031
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	336,520	336,519,974
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[e,f]	124,421	124,421,145

		4,260,533,150

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,260,533,150)		4,260,533,150

TOTAL INVESTMENTS IN SECURITIES — 124.57%
(Cost: $21,014,850,387)		19,363,044,770
Other Assets, Less Liabilities — (24.57)%		(3,819,122,373)

NET ASSETS — 100.00%		$15,543,922,397

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Issuer is in default of interest payments.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.42%

ADVERTISING — 0.24%
Omnicom Group Inc.
3.63%, 05/01/22[a]	$13,819	$13,959,824
3.65%, 11/01/24 (Call 08/01/24)	11,133	11,187,418
4.45%, 08/15/20	9,490	10,175,301
WPP Finance 2010
3.75%, 09/19/24[a]	12,325	12,244,967
4.75%, 11/21/21	10,660	11,580,542

		59,148,052
AEROSPACE & DEFENSE — 1.43%
Boeing Co. (The)
4.88%, 02/15/20	7,824	8,687,791
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	4,480	4,423,616
L-3 Communications Corp.
4.75%, 07/15/20	16,718	17,238,012
5.20%, 10/15/19	7,915	8,417,900
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)[a]	18,130	18,458,305
2.90%, 03/01/25 (Call 12/01/24)[a]	4,190	4,165,064
3.35%, 09/15/21	16,444	17,246,421
3.55%, 01/15/26 (Call 10/15/25)[a]	20,460	21,493,662
3.80%, 03/01/45 (Call 09/01/44)[a]	7,673	7,186,424
4.07%, 12/15/42	16,044	15,561,684
4.25%, 11/15/19	6,443	6,952,908
4.70%, 05/15/46 (Call 11/15/45)	31,330	33,821,769
Northrop Grumman Corp.
3.25%, 08/01/23	9,583	9,855,196
4.75%, 06/01/43	14,498	15,572,038
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	7,924	8,016,338
3.13%, 10/15/20	16,042	16,867,046

Security	Principal (000s)	Value
United Technologies Corp.
3.10%, 06/01/22	$32,502	$33,880,657
4.15%, 05/15/45 (Call 11/16/44)	7,150	6,971,449
4.50%, 04/15/20[a]	17,800	19,497,036
4.50%, 06/01/42	43,887	45,057,905
5.70%, 04/15/40	6,869	8,189,450
6.13%, 02/01/19	16,038	17,970,154
6.13%, 07/15/38	9,991	12,343,881

		357,874,706
AGRICULTURE — 1.42%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[a]	7,575	7,708,452
2.85%, 08/09/22[a]	26,259	26,401,424
4.00%, 01/31/24[a]	13,257	14,243,160
4.25%, 08/09/42	15,977	15,238,043
4.75%, 05/05/21	20,319	22,480,328
5.38%, 01/31/44	19,677	22,143,390
9.25%, 08/06/19	13,828	16,934,415
Philip Morris International Inc.
1.88%, 01/15/19[a]	5,133	5,185,091
1.88%, 02/25/21 (Call 01/25/21)	5,000	4,973,541
2.50%, 08/22/22	9,020	9,091,321
2.75%, 02/25/26 (Call 11/25/25)	8,000	8,074,354
2.90%, 11/15/21[a]	17,716	18,378,368
3.25%, 11/10/24	12,300	12,864,500
3.88%, 08/21/42	10,586	10,136,052
4.13%, 03/04/43	7,649	7,546,659
4.25%, 11/10/44[a]	4,801	4,906,061
4.38%, 11/15/41	13,736	14,141,771
4.50%, 03/26/20[a]	9,614	10,602,973
4.88%, 11/15/43[a]	9,450	10,453,197
6.38%, 05/16/38	16,296	20,858,249
Reynolds American Inc.
3.25%, 06/12/20	4,446	4,613,130
4.00%, 06/12/22[a]	17,085	18,433,087
4.45%, 06/12/25 (Call 03/12/25)	22,540	24,501,870
5.70%, 08/15/35 (Call 02/15/35)	9,600	10,845,718

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.85%, 08/15/45 (Call 02/15/45)[a]	$29,100	$34,153,820
6.88%, 05/01/20	1,226	1,424,430
8.13%, 06/23/19 [a]	369	434,385

		356,767,789
APPAREL — 0.04%
NIKE Inc.
3.88%, 11/01/45 (Call 05/01/45)	8,700	8,858,727

		8,858,727
AUTO MANUFACTURERS — 1.60%
American Honda Finance Corp.
2.25%, 08/15/19[a]	14,128	14,310,767
2.45%, 09/24/20	5,900	5,977,504
Daimler Finance North America LLC
8.50%, 01/18/31	18,401	27,512,435
Ford Motor Co.
4.75%, 01/15/43[a]	25,743	23,780,212
7.45%, 07/16/31	20,844	25,532,187
Ford Motor Credit Co. LLC
3.16%, 08/04/20	8,350	8,315,871
3.20%, 01/15/21	4,700	4,667,594
3.22%, 01/09/22	9,100	8,852,004
4.13%, 08/04/25	25,500	25,383,136
4.39%, 01/08/26	7,700	7,807,515
General Motors Co.
4.88%, 10/02/23	21,250	21,497,562
5.00%, 04/01/35	5,535	4,833,937
5.20%, 04/01/45[a]	19,869	17,144,364
6.25%, 10/02/43	19,210	18,766,249
6.60%, 04/01/36 (Call 10/01/35)[a]	2,525	2,609,260
6.75%, 04/01/46 (Call 10/01/45)	9,805	10,310,806
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)[a]	21,573	21,046,187
3.20%, 07/13/20 (Call 06/13/20)	16,378	15,875,195
3.45%, 04/10/22 (Call 02/10/22)	19,850	18,707,633
3.50%, 07/10/19	3,250	3,240,120

Security	Principal (000s)	Value
3.70%, 11/24/20 (Call 10/24/20)	$4,535	$4,450,150
4.00%, 01/15/25 (Call 10/15/24)	16,400	15,165,421
4.20%, 03/01/21 (Call 12/01/20)	8,000	8,027,298
4.30%, 07/13/25 (Call 04/13/25)[a]	2,100	1,987,587
4.38%, 09/25/21	15,500	15,494,420
5.25%, 03/01/26 (Call 12/01/25)	4,830	4,870,128
Toyota Motor Credit Corp.
2.10%, 01/17/19[a]	347	351,737
2.13%, 07/18/19[a]	14,850	15,011,045
2.15%, 03/12/20[a]	16,016	16,210,553
3.30%, 01/12/22	11,532	12,088,887
3.40%, 09/15/21	12,652	13,357,320
4.25%, 01/11/21	975	1,068,005
Series B
4.50%, 06/17/20	5,604	6,161,093

		400,414,182
BANKS — 25.65%
Abbey National Treasury Services PLC/United Kingdom
2.35%, 09/10/19	11,758	11,701,579
2.38%, 03/16/20[a]	18,767	18,566,505
4.00%, 03/13/24[a]	12,166	12,966,890
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	19,070	19,199,039
2.70%, 11/16/20[a]	9,000	9,134,361
3.70%, 11/16/25[a]	9,000	9,526,244
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20[a]	19,500	19,170,645
Bank of America Corp.
2.63%, 10/19/20[a]	23,280	23,134,027
2.65%, 04/01/19	29,409	29,659,335
3.30%, 01/11/23	28,011	27,934,208
3.88%, 08/01/25[a]	47,589	48,948,004
4.00%, 04/01/24[a]	41,622	42,957,034

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.00%, 01/22/25	$39,950	$38,845,586
4.10%, 07/24/23	28,476	29,741,528
4.13%, 01/22/24	35,341	36,851,382
4.20%, 08/26/24	39,352	39,438,079
4.25%, 10/22/26	35,643	35,320,762
4.45%, 03/03/26	3,525	3,525,000
4.88%, 04/01/44[a]	14,167	14,743,498
5.00%, 05/13/21[a]	26,330	28,766,576
5.00%, 01/21/44	16,795	17,838,720
5.63%, 07/01/20	14,385	15,918,465
5.70%, 01/24/22	27,223	30,705,783
5.88%, 01/05/21[a]	16,670	18,810,011
5.88%, 02/07/42	19,115	21,934,222
6.11%, 01/29/37	25,602	27,833,368
7.63%, 06/01/19	34,640	40,005,875
7.75%, 05/14/38[a]	19,277	24,636,237
Series L
2.25%, 04/21/20[a]	31,495	30,954,927
3.95%, 04/21/25	23,894	23,115,271
Bank of America N.A.
6.00%, 10/15/36	9,815	11,636,028
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	16,293	16,194,771
Bank of New York Mellon Corp. (The)
2.20%, 05/15/19 (Call 04/15/19)	11,941	12,020,694
2.30%, 09/11/19 (Call 08/11/19)	5,618	5,682,735
2.45%, 11/27/20 (Call 10/27/20)	5,030	5,070,091
2.50%, 04/15/21 (Call 03/15/21)[a]	5,000	5,021,374
2.60%, 08/17/20 (Call 07/17/20)	21,421	21,775,149
3.00%, 02/24/25 (Call 01/24/25)[a]	9,710	9,739,069
3.55%, 09/23/21 (Call 08/23/21)	20,452	21,504,943
3.65%, 02/04/24 (Call 01/05/24)	7,826	8,215,204

Security	Principal (000s)	Value
Series G
2.15%, 02/24/20 (Call 01/24/20)[a]	$16,317	$16,349,867
Bank of Nova Scotia (The)
2.05%, 06/05/19	11,003	11,002,799
2.35%, 10/21/20[a]	16,750	16,760,420
2.80%, 07/21/21	18,301	18,672,241
4.38%, 01/13/21[a]	3,674	3,991,780
4.50%, 12/16/25	14,150	13,851,567
Barclays Bank PLC
2.50%, 02/20/19	366	366,912
5.14%, 10/14/20[a]	10,234	10,977,488
6.75%, 05/22/19	17,214	19,507,497
Barclays PLC
2.75%, 11/08/19	30,900	29,999,370
2.88%, 06/08/20	41,700	40,056,682
3.25%, 01/12/21	11,500	11,141,465
3.65%, 03/16/25	19,640	18,014,497
4.38%, 09/11/24[a]	21,335	19,529,263
4.38%, 01/12/26	5,720	5,502,042
5.25%, 08/17/45[a]	26,219	25,145,896
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	17,825	17,982,275
2.63%, 06/29/20 (Call 05/29/20)[a]	10,131	10,254,112
BNP Paribas SA
2.38%, 05/21/20	18,870	18,623,184
2.45%, 03/17/19	6,865	6,876,282
3.25%, 03/03/23[a]	16,334	16,723,982
4.25%, 10/15/24	18,305	17,805,264
5.00%, 01/15/21	24,143	26,880,420
BPCE SA
2.25%, 01/27/20[a]	15,500	15,380,118
2.50%, 07/15/19	7,750	7,801,534
4.00%, 04/15/24[a]	23,700	25,002,355
Branch Banking & Trust Co.
3.63%, 09/16/25 (Call 08/16/25)	8,670	8,949,066
3.80%, 10/30/26 (Call 09/30/26)	13,800	14,529,618
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[a]	7,217	7,225,678

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.20%, 02/05/25 (Call 01/05/25)[a]	$13,200	$12,647,938
3.50%, 06/15/23	5,000	4,964,588
3.75%, 04/24/24 (Call 03/24/24)	12,725	12,730,289
4.20%, 10/29/25 (Call 09/29/25)	6,882	6,757,384
4.75%, 07/15/21	16,667	17,982,718
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/05/19)	18,375	18,152,859
2.95%, 07/23/21 (Call 06/23/21)	13,140	13,019,810
Citigroup Inc.
2.40%, 02/18/20	32,712	32,377,160
2.50%, 07/29/19	26,324	26,325,622
2.55%, 04/08/19	21,660	21,755,538
2.65%, 10/26/20[a]	39,825	39,679,272
3.30%, 04/27/25	4,234	4,209,389
3.38%, 03/01/23	2,708	2,725,450
3.50%, 05/15/23[a]	17,775	17,459,689
3.70%, 01/12/26[a]	5,900	6,027,318
3.75%, 06/16/24[a]	16,956	17,375,425
3.88%, 10/25/23	30,286	31,543,656
3.88%, 03/26/25	13,444	12,879,083
4.00%, 08/05/24	17,388	17,555,339
4.05%, 07/30/22[a]	20,096	20,423,141
4.30%, 11/20/26	12,645	12,516,505
4.40%, 06/10/25[a]	35,694	35,596,505
4.45%, 09/29/27	44,870	44,145,726
4.50%, 01/14/22	18,829	20,246,859
4.65%, 07/30/45[a]	15,944	15,995,403
5.30%, 05/06/44	7,850	7,805,941
5.38%, 08/09/20[a]	7,250	8,047,204
5.50%, 09/13/25	21,439	22,974,086
5.88%, 01/30/42[a]	8,910	10,158,347
6.13%, 08/25/36	1,620	1,773,005
6.63%, 06/15/32	13,000	14,879,094
6.68%, 09/13/43[a]	10,803	12,573,303
8.13%, 07/15/39	21,858	31,289,749
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)	4,335	4,448,752

Security	Principal (000s)	Value
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	$14,750	$14,834,354
2.30%, 09/06/19[a]	16,070	16,127,773
2.30%, 03/12/20[a]	14,609	14,589,228
2.40%, 11/02/20[a]	7,580	7,590,335
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20	6,750	6,750,416
2.50%, 01/19/21[a]	9,900	9,933,429
3.38%, 05/21/25[a]	10,200	10,240,915
3.88%, 02/08/22	25,710	27,118,656
3.95%, 11/09/22	21,990	21,961,727
4.38%, 08/04/25[a]	14,250	14,297,655
4.50%, 01/11/21[a]	21,185	23,143,865
4.63%, 12/01/23	19,750	20,149,647
5.25%, 05/24/41[a]	17,958	20,698,132
5.25%, 08/04/45[a]	21,950	22,178,686
5.75%, 12/01/43	15,628	17,240,275
Credit Suisse AG/New York NY
2.30%, 05/28/19	25,990	25,794,249
3.00%, 10/29/21[a]	15,295	15,314,334
3.63%, 09/09/24	45,950	46,129,223
4.38%, 08/05/20[a]	20,930	22,205,439
5.30%, 08/13/19	6,552	7,126,293
5.40%, 01/14/20[a]	25,351	26,746,131
Deutsche Bank AG
2.95%, 08/20/20[a]	12,900	12,491,964
3.13%, 01/13/21	17,855	17,436,132
4.50%, 04/01/25[a]	4,930	4,222,121
Series 1254
4.10%, 01/13/26[a]	11,880	11,568,656
Deutsche Bank AG/London
2.50%, 02/13/19[a]	2,413	2,355,661
3.70%, 05/30/24[a]	22,740	21,826,134
Discover Bank/Greenwood DE
3.10%, 06/04/20 (Call 05/04/20)	18,180	18,134,570
3.20%, 08/09/21 (Call 07/09/21)	12,494	12,292,604
4.20%, 08/08/23	9,045	9,192,977
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	11,698	11,784,943

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.30%, 01/16/24 (Call 12/16/23)	$11,235	$11,579,993
8.25%, 03/01/38	9,348	13,314,666
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	13,850	13,907,446
2.88%, 10/01/21 (Call 09/01/21)	12,250	12,357,560
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	36,669	36,750,666
2.60%, 04/23/20 (Call 03/23/20)	4,877	4,862,947
2.63%, 01/31/19	721	726,547
2.75%, 09/15/20 (Call 08/15/20)[a]	32,600	32,591,997
2.88%, 02/25/21 (Call 01/25/21)	4,380	4,392,748
3.50%, 01/23/25 (Call 10/23/24)	31,551	31,246,381
3.63%, 01/22/23	11,782	12,001,875
3.75%, 05/22/25 (Call 02/22/25)[a]	22,573	22,914,426
3.75%, 02/25/26 (Call 11/25/25)	12,915	13,061,270
3.85%, 07/08/24 (Call 04/08/24)	38,673	39,547,880
4.00%, 03/03/24	33,044	34,230,815
4.25%, 10/21/25	28,210	28,072,809
4.75%, 10/21/45 (Call 04/21/45)[a]	18,430	18,737,025
4.80%, 07/08/44 (Call 01/08/44)[a]	12,481	12,560,349
5.15%, 05/22/45[a]	27,875	26,663,703
5.25%, 07/27/21	38,705	42,980,625
5.38%, 03/15/20	28,748	31,545,692
5.75%, 01/24/22	59,425	67,451,119
5.95%, 01/15/27	15,626	17,353,570
6.00%, 06/15/20[a]	28,446	32,003,736
6.13%, 02/15/33	28,671	33,545,939
6.25%, 02/01/41	37,216	44,615,471
6.45%, 05/01/36	19,156	20,891,518
6.75%, 10/01/37	60,715	69,428,434
7.50%, 02/15/19	15,179	17,313,120

Security	Principal (000s)	Value
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	$21,260	$22,593,678
5.63%, 08/15/35	8,493	9,096,771
5.88%, 11/01/34[a]	7,000	7,719,865
HSBC Holdings PLC
4.00%, 03/30/22	15,773	16,456,372
4.25%, 03/14/24[a]	5,100	5,005,143
4.25%, 08/18/25[a]	26,800	25,932,361
4.88%, 01/14/22	18,502	20,097,168
5.10%, 04/05/21	25,885	28,522,311
5.25%, 03/14/44[a]	21,359	20,325,113
6.10%, 01/14/42	6,668	8,237,313
6.50%, 05/02/36[a]	19,327	21,372,604
6.50%, 09/15/37	31,784	35,371,180
6.80%, 06/01/38	22,310	25,264,138
HSBC USA Inc.
2.25%, 06/23/19[a]	10,000	9,863,187
2.35%, 03/05/20	30,857	30,201,116
2.38%, 11/13/19	11,400	11,281,826
2.75%, 08/07/20[a]	7,900	7,830,373
3.50%, 06/23/24	11,300	11,347,104
5.00%, 09/27/20	9,090	9,772,849
Intesa Sanpaolo SpA
3.88%, 01/15/19[a]	400	406,106
5.25%, 01/12/24[a]	10,610	11,036,432
JPMorgan Chase & Co.
2.20%, 10/22/19	15,006	14,964,998
2.25%, 01/23/20 (Call 12/23/19)	42,358	42,227,720
2.35%, 01/28/19[a]	860	867,669
2.55%, 10/29/20 (Call 09/29/20)[a]	12,800	12,820,568
2.55%, 03/01/21 (Call 02/01/21)	7,000	6,996,343
2.75%, 06/23/20 (Call 05/23/20)[a]	21,359	21,632,015
3.13%, 01/23/25 (Call 10/23/24)[a]	31,672	31,600,624
3.20%, 01/25/23	29,493	29,746,534
3.25%, 09/23/22[a]	38,369	38,898,715
3.38%, 05/01/23[a]	26,718	26,249,585
3.63%, 05/13/24	19,509	20,058,467
3.88%, 02/01/24[a]	25,323	26,583,176

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.88%, 09/10/24	$22,555	$22,648,502
3.90%, 07/15/25 (Call 04/15/25)[a]	27,909	29,403,346
4.13%, 12/15/26	23,200	23,527,292
4.25%, 10/15/20	38,675	41,307,232
4.25%, 10/01/27	27,432	27,788,322
4.35%, 08/15/21[a]	37,737	40,648,172
4.40%, 07/22/20[a]	27,368	29,404,831
4.50%, 01/24/22	33,979	36,785,944
4.63%, 05/10/21[a]	29,887	32,565,739
4.85%, 02/01/44[a]	12,014	13,282,170
4.95%, 03/25/20[a]	24,888	27,121,905
4.95%, 06/01/45[a]	14,065	14,145,102
5.40%, 01/06/42[a]	22,600	25,801,656
5.50%, 10/15/40	12,561	14,493,654
5.60%, 07/15/41	21,081	24,719,237
5.63%, 08/16/43	7,168	7,819,905
6.30%, 04/23/19	29,942	33,591,008
6.40%, 05/15/38	17,578	22,188,068
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	14,250	14,176,541
2.50%, 12/15/19	8,500	8,470,643
KeyCorp
2.90%, 09/15/20	7,000	7,009,421
5.10%, 03/24/21[a]	15,950	17,500,094
Lloyds Bank PLC
2.35%, 09/05/19[a]	6,576	6,579,642
2.40%, 03/17/20	23,300	23,221,654
2.70%, 08/17/20	6,250	6,275,931
3.50%, 05/14/25[a]	21,700	22,038,817
6.38%, 01/21/21	6,486	7,597,706
Lloyds Banking Group PLC
4.50%, 11/04/24[a]	28,200	27,887,482
4.58%, 12/10/25[b]	14,826	14,714,805
5.30%, 12/01/45[b]	3,000	2,907,439
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	12,900	12,715,536
2.30%, 01/30/19 (Call 12/30/18)	5,630	5,642,767
2.90%, 02/06/25 (Call 01/06/25)	13,600	13,287,317

Security	Principal (000s)	Value
Morgan Stanley
2.38%, 07/23/19[a]	$28,260	$28,150,306
2.65%, 01/27/20[a]	32,087	32,075,648
2.80%, 06/16/20[a]	29,645	29,789,765
3.70%, 10/23/24	37,550	38,054,492
3.75%, 02/25/23[a]	31,743	32,549,964
3.88%, 01/27/26	4,281	4,384,116
3.95%, 04/23/27[a]	25,290	24,432,123
4.00%, 07/23/25	35,150	36,286,456
4.10%, 05/22/23	29,749	30,343,977
4.30%, 01/27/45[a]	29,839	28,632,621
4.35%, 09/08/26	35,779	35,829,287
4.88%, 11/01/22	22,843	24,111,705
5.00%, 11/24/25	26,924	28,382,344
5.50%, 01/26/20	21,477	23,609,383
5.50%, 07/24/20	30,541	33,791,793
5.50%, 07/28/21	32,430	36,395,634
5.63%, 09/23/19	34,277	37,487,031
5.75%, 01/25/21	18,518	20,845,757
6.38%, 07/24/42	26,263	32,738,258
7.25%, 04/01/32	6,732	8,913,645
7.30%, 05/13/19	33,130	37,857,038
Series F
3.88%, 04/29/24[a]	38,282	39,516,625
National Australia Bank Ltd./New York
2.63%, 07/23/20[a]	14,600	14,791,549
2.63%, 01/14/21	6,750	6,822,665
3.00%, 01/20/23[a]	13,539	13,719,478
3.38%, 01/14/26[a]	500	515,386
Northern Trust Corp.
3.95%, 10/30/25[a]	11,650	12,462,876
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[a,c]	6,275	6,315,815
2.25%, 07/02/19 (Call 06/02/19)[a,c]	7,750	7,808,335
2.40%, 10/18/19 (Call 09/18/19)[c]	12,750	12,900,191
2.45%, 11/05/20 (Call 10/06/20)[a,c]	2,400	2,424,218
2.60%, 07/21/20 (Call 06/21/20)[a,c]	11,000	11,174,466

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.70%, 11/01/22 (Call 10/01/22)[c]	$9,587	$9,419,403
2.95%, 01/30/23 (Call 12/30/22)[c]	7,300	7,301,418
2.95%, 02/23/25 (Call 01/24/25)[a,c]	17,300	17,177,729
3.80%, 07/25/23 (Call 06/25/23)[c]	15,653	16,476,149
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[c]	12,540	12,946,641
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[a,c]	9,569	9,922,566
4.38%, 08/11/20[c]	10,724	11,629,478
5.13%, 02/08/20[c]	3,965	4,366,776
Royal Bank of Canada
2.15%, 03/15/19[a]	13,114	13,192,079
2.15%, 03/06/20	11,000	11,028,447
2.35%, 10/30/20[a]	30,250	30,468,472
2.50%, 01/19/21	12,260	12,389,486
4.65%, 01/27/26	6,000	6,001,462
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	22,812	24,581,461
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)[a]	16,275	15,735,817
4.50%, 07/17/25 (Call 04/17/25)	16,195	15,881,573
Santander UK Group Holdings PLC
2.88%, 10/16/20	12,225	12,034,568
3.13%, 01/08/21	8,990	8,929,025
State Street Corp.
2.55%, 08/18/20[a]	6,430	6,514,069
3.10%, 05/15/23[a]	22,013	22,105,835
3.30%, 12/16/24	11,615	11,973,467
3.55%, 08/18/25	8,461	8,993,642
3.70%, 11/20/23	9,565	10,126,256
4.38%, 03/07/21	12,465	13,622,228
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	11,000	11,005,567

Security	Principal (000s)	Value
2.45%, 01/10/19[a]	$8,085	$8,160,225
2.45%, 01/16/20[a]	24,900	24,944,150
2.65%, 07/23/20	10,500	10,588,172
3.20%, 07/18/22	7,449	7,589,551
Svenska Handelsbanken AB
2.25%, 06/17/19[a]	10,102	10,159,993
2.40%, 10/01/20[a]	21,750	21,833,479
2.50%, 01/25/19[a]	2,875	2,918,338
Toronto-Dominion Bank (The)
2.13%, 07/02/19[a]	10,955	11,059,794
2.25%, 11/05/19	25,530	25,754,084
2.50%, 12/14/20[a]	20,525	20,735,589
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	16,654	16,873,357
2.95%, 07/15/22 (Call 06/15/22)	17,547	17,742,972
3.00%, 03/15/22 (Call 02/15/22)	11,114	11,513,207
3.70%, 01/30/24 (Call 12/29/23)	16,950	18,236,274
4.13%, 05/24/21 (Call 04/23/21)	12,719	13,901,223
Series F
3.60%, 09/11/24 (Call 08/11/24)[a]	15,010	15,542,962
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	19,085	19,232,869
2.80%, 01/27/25 (Call 12/27/24)	6,950	6,983,184
UBS AG/Stamford CT
2.35%, 03/26/20[a]	19,930	19,917,516
2.38%, 08/14/19[a]	32,706	32,754,631
4.88%, 08/04/20[a]	9,225	10,177,891
Wachovia Corp.
5.50%, 08/01/35	9,017	9,931,804
Wells Fargo & Co.
2.13%, 04/22/19	21,925	22,089,716
2.55%, 12/07/20[a]	22,250	22,418,206
2.60%, 07/22/20[a]	37,860	38,338,486
3.00%, 01/22/21	13,339	13,716,128
3.00%, 02/19/25[a]	25,135	25,112,042
3.30%, 09/09/24[a]	27,761	28,313,921

44	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.50%, 03/08/22[a]	$32,677	$34,222,312
3.55%, 09/29/25[a]	31,250	32,492,241
3.90%, 05/01/45[a]	31,955	30,865,124
4.10%, 06/03/26[a]	30,674	31,492,527
4.13%, 08/15/23	23,044	24,389,502
4.30%, 07/22/27	32,540	33,744,214
4.60%, 04/01/21[a]	28,240	31,075,474
4.65%, 11/04/44	15,210	14,907,797
4.90%, 11/17/45[a]	17,815	18,050,812
5.38%, 02/07/35	4,074	4,708,363
5.38%, 11/02/43	26,200	27,995,939
5.61%, 01/15/44	29,835	32,934,257
Series M
3.45%, 02/13/23	24,666	25,018,117
Series N
2.15%, 01/30/20	19,679	19,601,410
Wells Fargo Bank N.A.
5.85%, 02/01/37	10,850	13,067,012
6.60%, 01/15/38	18,684	24,417,998
Westpac Banking Corp.
2.25%, 01/17/19[a]	2,243	2,260,943
2.30%, 05/26/20[a]	12,325	12,386,626
2.60%, 11/23/20[a]	21,500	21,741,525
4.88%, 11/19/19[a]	20,507	22,375,951

		6,429,687,664
BEVERAGES — 4.14%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19[a]	13,121	13,303,440
2.63%, 01/17/23[a]	13,248	13,101,347
2.65%, 02/01/21 (Call 01/01/21)	65,825	66,941,642
3.30%, 02/01/23 (Call 12/01/22)	59,350	60,999,633
3.65%, 02/01/26 (Call 11/01/25)	121,500	125,318,696
3.70%, 02/01/24[a]	26,146	27,664,212
4.00%, 01/17/43[a]	10,767	10,102,690
4.63%, 02/01/44[a]	12,725	13,150,177
4.70%, 02/01/36 (Call 08/01/35)	70,848	74,313,714
4.90%, 02/01/46 (Call 08/01/45)[a]	111,365	119,405,553

Security	Principal (000s)	Value
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	$51,268	$50,748,137
3.75%, 07/15/42	7,141	6,459,931
5.00%, 04/15/20	12,712	13,992,664
5.38%, 01/15/20[a]	23,947	26,682,813
6.88%, 11/15/19	20,277	23,703,835
7.75%, 01/15/19[a]	11,803	13,683,347
8.20%, 01/15/39	15,162	22,231,552
Bottling Group LLC
5.13%, 01/15/19	1,332	1,463,965
Coca-Cola Co. (The)
1.88%, 10/27/20	20,670	20,872,275
2.45%, 11/01/20[a]	17,009	17,554,395
2.50%, 04/01/23[a]	5,971	6,067,822
2.88%, 10/27/25[a]	19,560	19,999,292
3.15%, 11/15/20[a]	15,006	15,952,775
3.20%, 11/01/23[a]	21,075	22,438,529
3.30%, 09/01/21[a]	13,238	14,139,649
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	15,314	15,372,221
Diageo Investment Corp.
2.88%, 05/11/22	14,584	14,838,656
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	11,865	16,272,424
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)[a]	16,350	16,426,876
2.15%, 10/14/20 (Call 09/14/20)	12,285	12,468,726
2.75%, 03/05/22	15,188	15,687,517
2.75%, 03/01/23	13,713	14,044,966
2.75%, 04/30/25 (Call 01/30/25)	11,909	12,076,789
2.85%, 02/24/26 (Call 11/24/25)	8,735	8,868,139
3.00%, 08/25/21	8,446	8,847,306
3.10%, 07/17/22 (Call 05/17/22)	13,000	13,639,723
3.13%, 11/01/20	16,579	17,449,834
3.50%, 07/17/25 (Call 04/17/25)[a]	550	587,626

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.60%, 03/01/24 (Call 12/01/23)[a]	$10,380	$11,216,160
4.00%, 03/05/42	5,814	5,728,631
4.45%, 04/14/46 (Call 10/14/45)	17,320	18,632,574
4.50%, 01/15/20	13,950	15,375,460
4.88%, 11/01/40	7,786	8,671,845
5.50%, 01/15/40	9,496	11,267,261

		1,037,764,819
BIOTECHNOLOGY — 2.56%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)[a]	10,678	10,626,931
2.20%, 05/22/19 (Call 04/22/19)	14,815	15,003,971
3.13%, 05/01/25 (Call 02/01/25)[a]	16,050	15,906,032
3.45%, 10/01/20[a]	10,810	11,262,326
3.63%, 05/15/22 (Call 02/15/22)	2,486	2,571,490
3.63%, 05/22/24 (Call 02/22/24)	16,950	17,482,983
3.88%, 11/15/21 (Call 08/15/21)[a]	31,023	33,009,620
4.10%, 06/15/21 (Call 03/15/21)	12,491	13,375,929
4.40%, 05/01/45 (Call 11/01/44)[a]	17,324	16,560,190
5.15%, 11/15/41 (Call 05/15/41)	26,932	27,683,430
5.38%, 05/15/43 (Call 11/15/42)[a]	14,507	15,495,640
5.65%, 06/15/42 (Call 12/15/41)	11,708	12,903,768
5.70%, 02/01/19	3,374	3,738,495
6.38%, 06/01/37[a]	3,834	4,489,044
6.40%, 02/01/39[a]	12,062	14,254,439
Biogen Inc.
2.90%, 09/15/20	7,525	7,607,810
3.63%, 09/15/22[a]	20,500	21,160,836
4.05%, 09/15/25 (Call 06/15/25)[a]	22,200	22,905,474
5.20%, 09/15/45 (Call 03/15/45)	22,340	22,834,677

Security	Principal (000s)	Value
Celgene Corp.
2.88%, 08/15/20	$22,400	$22,733,708
3.25%, 08/15/22	4,976	4,995,135
3.55%, 08/15/22	13,650	14,051,419
3.63%, 05/15/24 (Call 02/15/24)	14,376	14,557,071
3.88%, 08/15/25 (Call 05/15/25)[a]	24,450	25,228,828
4.63%, 05/15/44 (Call 11/15/43)	15,020	14,416,103
5.00%, 08/15/45 (Call 02/15/45)[a]	23,450	24,010,931
Gilead Sciences Inc.
2.55%, 09/01/20	21,359	21,709,089
3.25%, 09/01/22 (Call 07/01/22)	11,700	12,141,075
3.50%, 02/01/25 (Call 11/01/24)	25,772	26,843,814
3.65%, 03/01/26 (Call 12/01/25)[a]	32,262	33,677,695
3.70%, 04/01/24 (Call 01/01/24)	18,550	19,535,591
4.40%, 12/01/21 (Call 09/01/21)	13,014	14,323,543
4.50%, 04/01/21 (Call 01/01/21)[a]	11,054	12,228,127
4.50%, 02/01/45 (Call 08/01/44)	18,343	18,564,380
4.60%, 09/01/35 (Call 03/01/35)	13,528	14,014,487
4.75%, 03/01/46 (Call 09/01/45)[a]	25,100	26,466,695
4.80%, 04/01/44 (Call 10/01/43)	17,345	18,051,852
5.65%, 12/01/41 (Call 06/01/41)	13,145	15,277,302

		641,699,930
CHEMICALS — 1.72%
CF Industries Inc.
3.45%, 06/01/23[a]	7,819	7,161,271
4.95%, 06/01/43	4,996	3,954,340
5.15%, 03/15/34	20,455	17,464,479
5.38%, 03/15/44[a]	9,913	8,417,426
7.13%, 05/01/20	4,810	5,419,191

46	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	$20,922	$20,926,235
3.50%, 10/01/24 (Call 07/01/24)[a]	11,114	11,122,315
4.13%, 11/15/21 (Call 08/15/21)	15,548	16,427,163
4.25%, 11/15/20 (Call 08/15/20)	16,470	17,440,291
4.38%, 11/15/42 (Call 05/15/42)	11,965	10,642,401
5.25%, 11/15/41 (Call 05/15/41)	8,015	7,914,951
7.38%, 11/01/29	10,977	13,842,573
8.55%, 05/15/19[a]	17,112	20,110,440
9.40%, 05/15/39	11,976	16,990,178
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	8,203	8,134,115
3.60%, 08/15/22 (Call 05/15/22)	14,376	14,330,179
3.80%, 03/15/25 (Call 12/15/24)[a]	10,520	10,222,311
4.65%, 10/15/44 (Call 04/15/44)[a]	7,245	6,211,182
Ecolab Inc.
4.35%, 12/08/21	10,800	11,731,999
5.50%, 12/08/41[a]	10,708	11,958,181
EI du Pont de Nemours & Co.
2.80%, 02/15/23[a]	9,029	8,916,443
3.63%, 01/15/21[a]	15,313	16,077,845
4.15%, 02/15/43[a]	7,774	6,804,322
4.63%, 01/15/20[a]	13,623	14,799,921
LYB International Finance BV
4.00%, 07/15/23[a]	8,411	8,465,918
4.88%, 03/15/44 (Call 09/15/43)[a]	13,210	11,890,929
5.25%, 07/15/43	10,128	9,501,026
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)[a]	11,985	9,843,772
5.00%, 04/15/19 (Call 01/15/19)	18,350	19,357,973

Security	Principal (000s)	Value
5.75%, 04/15/24 (Call 01/15/24)	$12,870	$14,406,763
6.00%, 11/15/21 (Call 08/17/21)	12,653	14,078,243
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	12,309	12,158,068
4.40%, 07/15/44 (Call 01/15/44)[a]	11,000	9,536,730
4.70%, 07/15/64 (Call 01/15/64)	4,235	3,382,833
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	9,990	9,795,608
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	12,792	12,566,481
Rohm & Haas Co.
7.85%, 07/15/29	7,306	9,439,032

		431,443,128
COMMERCIAL SERVICES — 0.32%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)[a]	9,557	9,764,149
3.38%, 09/15/25 (Call 06/15/25)	15,368	16,310,716
McGraw Hill Financial Inc.
4.40%, 02/15/26 (Call 11/15/25)	7,250	7,615,849
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	17,346	17,314,845
3.75%, 08/15/21 (Call 06/15/21)	8,990	9,032,028
4.25%, 08/15/24 (Call 05/15/24)[a]	20,845	20,840,752

		80,878,339
COMPUTERS — 3.24%
Apple Inc.
1.55%, 02/07/20[a]	18,038	17,931,709
2.00%, 05/06/20[a]	11,824	11,966,819
2.10%, 05/06/19	20,995	21,412,754

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.15%, 02/09/22	$16,641	$16,571,719
2.25%, 02/23/21 (Call 01/23/21)	19,710	20,048,787
2.40%, 05/03/23[a]	67,620	66,957,892
2.50%, 02/09/25	32,013	31,378,112
2.70%, 05/13/22[a]	15,044	15,375,656
2.85%, 05/06/21[a]	42,121	43,886,219
2.85%, 02/23/23 (Call 12/23/22)	19,095	19,509,379
3.20%, 05/13/25[a]	29,807	30,760,368
3.25%, 02/23/26 (Call 11/23/25)	18,755	19,373,669
3.45%, 05/06/24	28,364	29,901,031
3.45%, 02/09/45	26,372	22,764,002
3.85%, 05/04/43	29,500	27,484,787
4.38%, 05/13/45[a]	16,615	16,767,929
4.45%, 05/06/44	12,412	12,656,516
4.50%, 02/23/36 (Call 08/23/35)	18,300	19,085,361
4.65%, 02/23/46 (Call 08/23/45)	30,225	31,638,732
EMC Corp./MA
2.65%, 06/01/20[a]	23,235	21,073,058
3.38%, 06/01/23 (Call 03/01/23)[a]	8,264	6,775,552
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)[a,b]	31,855	31,692,600
4.40%, 10/15/22 (Call 08/15/22)[a,b]	8,900	8,689,654
4.90%, 10/15/25 (Call 07/15/25)[b]	29,200	27,720,083
6.20%, 10/15/35 (Call 04/15/35)[b]	12,200	10,528,036
6.35%, 10/15/45 (Call 04/15/45)[b]	23,400	19,901,546
HP Inc.
3.75%, 12/01/20[a]	2,297	2,338,262
4.30%, 06/01/21	14,447	14,599,566
4.38%, 09/15/21[a]	15,055	15,202,673
4.65%, 12/09/21[a]	18,068	18,414,302
6.00%, 09/15/41[a]	7,027	5,808,277
International Business Machines Corp.
1.63%, 05/15/20[a]	13,005	12,933,774

Security	Principal (000s)	Value
1.88%, 08/01/22[a]	$16,651	$16,006,380
1.95%, 02/12/19[a]	856	863,935
2.25%, 02/19/21	10,000	10,083,941
2.88%, 11/09/22	15,675	16,029,735
3.38%, 08/01/23	21,075	21,870,958
3.45%, 02/19/26	10,550	10,754,249
3.63%, 02/12/24[a]	15,795	16,593,602
4.00%, 06/20/42[a]	13,679	13,090,081
4.70%, 02/19/46	5,000	5,231,454
8.38%, 11/01/19[a]	6,537	8,052,065
Seagate HDD Cayman
4.75%, 06/01/23[a]	11,310	9,132,825
4.75%, 01/01/25	16,325	12,447,812

		811,305,861
COSMETICS & PERSONAL CARE — 0.24%
Procter & Gamble Co. (The)
2.30%, 02/06/22	19,463	19,765,973
3.10%, 08/15/23[a]	5,004	5,289,644
4.70%, 02/15/19	16,216	17,699,782
5.55%, 03/05/37	13,348	16,732,346

		59,487,745
DIVERSIFIED FINANCIAL SERVICES — 4.51%
American Express Co.
2.65%, 12/02/22	21,978	21,343,831
4.05%, 12/03/42[a]	15,894	15,167,806
American Express Credit Corp.
2.13%, 03/18/19	14,491	14,489,180
2.25%, 08/15/19[a]	13,115	13,118,577
2.38%, 05/26/20 (Call 04/25/20)	21,245	21,190,490
Series F
2.60%, 09/14/20 (Call 08/14/20)	10,529	10,573,715
Ameriprise Financial Inc.
4.00%, 10/15/23	17,473	18,562,726
5.30%, 03/15/20	3,270	3,641,575
BP Capital Markets PLC
2.52%, 01/15/20	11,380	11,197,238
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	520	515,209
3.38%, 02/15/23[a]	30,240	29,574,599

48	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
CME Group Inc./IL
3.00%, 09/15/22	$5,098	$5,277,888
3.00%, 03/15/25 (Call 12/15/24)	14,769	14,798,067
5.30%, 09/15/43 (Call 03/15/43)	9,081	10,515,914
Ford Motor Credit Co. LLC
2.38%, 03/12/19[a]	19,400	19,082,038
2.60%, 11/04/19[a]	9,541	9,375,769
3.66%, 09/08/24[a]	16,300	15,826,086
4.25%, 09/20/22	16,695	17,070,796
4.38%, 08/06/23	13,287	13,601,959
5.75%, 02/01/21	12,070	13,197,561
5.88%, 08/02/21[a]	30,129	33,239,762
8.13%, 01/15/20	9,121	10,604,615
GE Capital International Funding Co.
2.34%, 11/15/20[a,b]	42,414	42,856,849
3.37%, 11/15/25[b]	25,481	26,636,419
4.42%, 11/15/35[b]	68,347	71,161,222
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	10,089	10,277,248
2.30%, 01/14/19	550	565,244
3.10%, 01/09/23[a]	14,660	15,360,276
3.15%, 09/07/22[a]	11,735	12,305,693
3.45%, 05/15/24 (Call 02/13/24)[a]	1,140	1,214,144
4.38%, 09/16/20	10,736	11,865,835
4.63%, 01/07/21	16,486	18,344,948
4.65%, 10/17/21	31,035	35,160,582
5.30%, 02/11/21	23,553	26,955,224
5.50%, 01/08/20[a]	10,848	12,346,051
5.88%, 01/14/38	52,359	65,868,957
6.00%, 08/07/19	5,966	6,834,032
6.15%, 08/07/37	16,797	21,678,171
6.88%, 01/10/39	37,981	52,856,779
Series A
5.55%, 05/04/20[a]	938	1,073,905
6.75%, 03/15/32	46,346	61,396,020
HSBC Finance Corp.
6.68%, 01/15/21	42,418	47,196,426

Security	Principal (000s)	Value
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)[a]	$8,730	$8,866,492
3.75%, 12/01/25 (Call 09/01/25)	19,075	19,734,240
4.00%, 10/15/23	6,725	7,062,703
Jefferies Group LLC
6.88%, 04/15/21	7,752	8,658,215
8.50%, 07/15/19[a]	8,391	9,483,836
Nomura Holdings Inc.
2.75%, 03/19/19[a]	8,930	8,983,428
6.70%, 03/04/20	17,383	19,940,264
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	4,985	4,887,539
4.50%, 07/23/25 (Call 04/24/25)	7,550	7,641,721
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	36,515	37,220,945
2.80%, 12/14/22 (Call 10/14/22)	23,320	24,016,475
3.15%, 12/14/25 (Call 09/14/25)[a]	46,600	48,445,602
4.15%, 12/14/35 (Call 06/14/35)[a]	13,450	14,282,790
4.30%, 12/14/45 (Call 06/14/45)	44,040	47,283,665

		1,130,427,341
ELECTRIC — 1.08%
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	12,796	12,796,981
5.15%, 11/15/43 (Call 05/15/43)[a]	8,819	9,704,641
6.13%, 04/01/36	18,280	21,774,436
6.50%, 09/15/37	11,286	14,037,290
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	9,379	9,853,922
4.63%, 12/01/54 (Call 06/01/54)	8,165	8,374,129

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Duke Energy Carolinas LLC
5.30%, 02/15/40	$7,767	$9,168,942
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)[a]	6,426	6,614,394
Duke Energy Florida LLC
6.40%, 06/15/38	14,536	19,094,430
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	7,932	7,984,904
3.95%, 06/15/25 (Call 03/15/25)[a,b]	15,700	15,892,776
5.10%, 06/15/45 (Call 12/15/44)[b]	1,724	1,760,733
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	3,550	3,553,733
5.60%, 06/15/42 (Call 12/15/41)[a]	4,608	4,166,759
6.25%, 10/01/39[a]	11,895	11,820,436
Georgia Power Co.
4.30%, 03/15/42	10,277	10,083,509
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	6,791	6,998,635
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	10,623	12,934,542
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	3,087	3,258,813
5.40%, 01/15/40	10,531	12,286,388
5.80%, 03/01/37	10,093	12,125,764
6.05%, 03/01/34	34,965	42,912,142
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	9,396	10,382,292
Virginia Electric & Power Co. Series A
3.15%, 01/15/26 (Call 10/15/25)	2,000	2,049,535

		269,630,126

Security	Principal (000s)	Value
ELECTRONICS — 0.46%
Honeywell International Inc.
4.25%, 03/01/21	$5,849	$6,480,548
5.00%, 02/15/19	11,524	12,698,411
Koninklijke Philips NV
3.75%, 03/15/22	9,781	10,115,953
6.88%, 03/11/38	13,444	15,715,729
Thermo Fisher Scientific Inc.
2.40%, 02/01/19[a]	3,397	3,408,998
3.15%, 01/15/23 (Call 10/15/22)	6,398	6,268,631
3.30%, 02/15/22	9,592	9,587,498
3.60%, 08/15/21 (Call 05/15/21)	18,306	18,728,684
4.15%, 02/01/24 (Call 11/01/23)	21,901	22,829,173
4.50%, 03/01/21	8,706	9,357,524

		115,191,149
ENGINEERING & CONSTRUCTION — 0.09%
ABB Finance USA Inc.
2.88%, 05/08/22	18,088	18,357,336
4.38%, 05/08/42[a]	4,367	4,561,459

		22,918,795
ENVIRONMENTAL CONTROL — 0.14%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	12,795	13,403,969
5.00%, 03/01/20[a]	9,032	9,864,505
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)	11,874	11,539,713

		34,808,187
FOOD — 1.64%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	821	814,841
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	17,474	18,201,416
5.65%, 02/15/19	8,850	9,781,973
JM Smucker Co. (The)
3.50%, 10/15/21	25	26,112
3.50%, 03/15/25[a]	21,365	22,025,836

50	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Kellogg Co.
4.00%, 12/15/20[a]	$8,252	$8,801,282
Series B
7.45%, 04/01/31	10,256	13,152,369
Kraft Foods Group Inc.
3.50%, 06/06/22	19,031	19,606,170
5.00%, 06/04/42	26,003	26,912,822
5.38%, 02/10/20	22,280	24,667,661
6.50%, 02/09/40	13,169	15,681,096
6.88%, 01/26/39	13,990	17,172,490
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)[a,b]	20,900	21,146,217
3.50%, 07/15/22 (Call 05/15/22)[b]	17,245	17,775,879
3.95%, 07/15/25 (Call 04/15/25)[a,b]	10,515	11,018,861
5.00%, 07/15/35 (Call 01/15/35)[b]	9,095	9,496,379
5.20%, 07/15/45 (Call 01/15/45)[b]	17,550	18,893,191
Kroger Co. (The)
6.15%, 01/15/20	7,777	8,921,219
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	9,384	9,445,015
4.00%, 02/01/24 (Call 11/01/23)	20,874	21,749,547
6.50%, 02/09/40[a]	1,961	2,451,922
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	8,845	8,853,590
3.75%, 10/01/25 (Call 07/01/25)[a]	13,520	13,995,853
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	13,270	13,448,962
3.95%, 08/15/24 (Call 05/15/24)	15,500	16,352,257
4.50%, 06/15/22 (Call 03/15/22)	10,520	11,339,829
Unilever Capital Corp.
2.20%, 03/06/19	14,061	14,412,071

Security	Principal (000s)	Value
4.25%, 02/10/21	$11,963	$13,287,257
4.80%, 02/15/19	7,814	8,564,076
5.90%, 11/15/32	9,709	12,653,150

		410,649,343
FOREST PRODUCTS & PAPER — 0.07%
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	10,325	10,067,559
4.80%, 06/15/44 (Call 12/15/43)	8,600	7,229,791
7.30%, 11/15/39	1,050	1,136,034

		18,433,384
GAS — 0.04%
Sempra Energy
6.00%, 10/15/39	10,045	11,071,396

		11,071,396
HEALTH CARE – PRODUCTS — 1.62%
Becton Dickinson and Co.
2.68%, 12/15/19[a]	19,641	20,051,359
3.13%, 11/08/21	11,291	11,572,136
3.73%, 12/15/24 (Call 09/15/24)	12,770	13,161,383
4.69%, 12/15/44 (Call 06/15/44)	13,625	14,046,771
Boston Scientific Corp.
3.85%, 05/15/25	11,305	11,331,017
6.00%, 01/15/20[a]	8,806	9,852,002
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	6,069	6,123,575
6.55%, 10/15/37	12,486	16,077,602
Medtronic Inc.
2.50%, 03/15/20[a]	21,518	21,994,421
2.75%, 04/01/23 (Call 01/01/23)	22,564	22,631,507
3.15%, 03/15/22	24,330	25,375,241
3.50%, 03/15/25[a]	45,894	48,182,348
3.63%, 03/15/24 (Call 12/15/23)	10,994	11,650,569
4.00%, 04/01/43 (Call 10/01/42)	8,486	8,168,474
4.38%, 03/15/35	28,388	29,362,994

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.45%, 03/15/20	$17,143	$18,738,605
4.63%, 03/15/45	43,123	45,843,712
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	4,542	4,561,392
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	6,535	6,482,261
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	20,695	20,718,061
3.15%, 04/01/22 (Call 02/01/22)[a]	8,300	8,262,793
3.55%, 04/01/25 (Call 01/01/25)[a]	24,520	24,240,568
4.45%, 08/15/45 (Call 02/15/45)	9,340	8,597,546

		407,026,337
HEALTH CARE – SERVICES — 1.53%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	15,510	15,162,492
3.50%, 11/15/24 (Call 08/15/24)	5,400	5,429,096
3.95%, 09/01/20	11,115	11,789,937
6.63%, 06/15/36	11,323	13,688,556
Anthem Inc.
2.25%, 08/15/19	10,295	10,177,796
3.13%, 05/15/22	15,185	14,919,053
3.30%, 01/15/23	8,275	8,171,867
3.50%, 08/15/24 (Call 05/15/24)[a]	9,375	9,325,811
4.63%, 05/15/42	12,134	11,377,971
4.65%, 01/15/43	12,975	12,174,427
4.65%, 08/15/44 (Call 02/15/44)	12,394	11,682,547
5.85%, 01/15/36[a]	9,582	10,323,643
6.38%, 06/15/37	5,790	6,719,855
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)[a]	13,690	13,458,892
4.00%, 02/15/22 (Call 11/15/21)	8,289	8,749,044

Security	Principal (000s)	Value
5.38%, 02/15/42 (Call 08/15/41)	$10,385	$11,474,402
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)[a]	8,785	8,656,280
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)[a]	8,821	8,730,697
4.70%, 02/01/45 (Call 08/01/44)[a]	14,155	13,341,894
UnitedHealth Group Inc.
2.13%, 03/15/21	3,850	3,845,936
2.70%, 07/15/20	24,579	25,196,764
2.88%, 12/15/21[a]	5,150	5,318,966
2.88%, 03/15/22 (Call 12/15/21)	10,180	10,384,277
2.88%, 03/15/23[a]	13,227	13,401,456
3.10%, 03/15/26	7,500	7,557,160
3.35%, 07/15/22	5,700	5,959,364
3.75%, 07/15/25	27,623	29,398,217
4.25%, 03/15/43 (Call 09/15/42)[a]	8,139	8,164,179
4.63%, 07/15/35	14,660	15,762,910
4.75%, 07/15/45	28,116	30,624,493
5.80%, 03/15/36[a]	4,000	4,780,593
6.88%, 02/15/38	14,009	18,801,875

		384,550,450
HOLDING COMPANIES – DIVERSIFIED — 0.05%
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	12,771	12,604,844

		12,604,844
INSURANCE — 1.79%
ACE INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)[a]	10,720	10,836,935
2.88%, 11/03/22 (Call 09/03/22)	14,000	14,250,496
3.15%, 03/15/25	12,425	12,516,708
3.35%, 05/03/26 (Call 02/03/26)	18,875	19,339,676
4.35%, 11/03/45 (Call 05/03/45)[a]	18,085	18,841,803

52	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Aflac Inc.
3.63%, 11/15/24	$13,043	$13,520,130
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	9,381	9,297,745
3.30%, 03/01/21 (Call 02/01/21)	2,655	2,683,022
3.38%, 08/15/20	455	460,332
3.75%, 07/10/25 (Call 04/10/25)	3,457	3,376,673
3.88%, 01/15/35 (Call 07/15/34)[a]	13,023	10,880,989
4.13%, 02/15/24	17,895	18,121,966
4.38%, 01/15/55 (Call 07/15/54)	9,889	7,942,530
4.50%, 07/16/44 (Call 01/16/44)	31,634	27,465,838
4.80%, 07/10/45 (Call 01/10/45)	8,500	7,824,604
4.88%, 06/01/22	19,914	21,646,064
6.25%, 05/01/36	12,807	14,000,117
6.40%, 12/15/20	1,357	1,550,170
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	14,795	15,268,544
4.25%, 01/15/21[a]	9,871	10,812,755
5.75%, 01/15/40[a]	8,388	9,951,443
Berkshire Hathaway Inc.
2.10%, 08/14/19[a]	10,680	10,895,156
4.50%, 02/11/43[a]	6,943	6,986,771
Chubb Corp. (The)
6.00%, 05/11/37	4,851	6,040,056
MetLife Inc.
3.60%, 04/10/24	8,175	8,210,690
4.05%, 03/01/45[a]	13,685	12,148,032
4.13%, 08/13/42	7,128	6,450,817
4.60%, 05/13/46 (Call 12/13/45)[a]	8,100	7,897,912
4.75%, 02/08/21	16,361	17,923,829
4.88%, 11/13/43	17,765	18,190,303
5.70%, 06/15/35[a]	4,725	5,301,653
5.88%, 02/06/41[a]	8,300	9,475,081

Security	Principal (000s)	Value
6.38%, 06/15/34	$8,149	$9,711,093
7.72%, 02/15/19	1,805	2,088,297
Series D
4.37%, 09/15/23	14,360	15,400,452
Prudential Financial Inc.
4.60%, 05/15/44[a]	15,320	14,744,334
5.70%, 12/14/36	170	183,466
7.38%, 06/15/19	9,607	11,069,543
Series D
6.63%, 12/01/37	11,845	14,018,555
Travelers Companies Inc. (The)
5.35%, 11/01/40	7,925	9,396,428
6.25%, 06/15/37	9,055	11,651,744

		448,372,752
INTERNET — 0.67%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)[a]	19,569	19,451,195
2.60%, 12/05/19 (Call 11/05/19)	13,170	13,497,110
3.30%, 12/05/21 (Call 10/05/21)	5,348	5,640,551
3.80%, 12/05/24 (Call 09/05/24)[a]	16,582	17,771,589
4.80%, 12/05/34 (Call 06/05/34)	11,370	12,281,935
4.95%, 12/05/44 (Call 06/05/44)[a]	19,828	21,915,153
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)[a]	18,400	18,265,976
2.60%, 07/15/22 (Call 04/15/22)[a]	7,234	6,766,388
2.88%, 08/01/21 (Call 06/01/21)[a]	5,418	5,354,855
3.45%, 08/01/24 (Call 05/01/24)[a]	15,030	14,256,788
4.00%, 07/15/42 (Call 01/15/42)[a]	6,647	5,069,156
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)[a,b]	4,000	3,812,765

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Google Inc.
3.38%, 02/25/24[a]	$10,865	$11,733,192
3.63%, 05/19/21[a]	12,310	13,372,304

		169,188,957
MACHINERY — 0.46%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	12,478	12,584,762
7.15%, 02/15/19	11,015	12,653,952
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	12,620	12,875,635
3.80%, 08/15/42[a]	20,048	18,313,804
3.90%, 05/27/21[a]	11,872	12,681,791
5.20%, 05/27/41	8,798	9,535,654
7.90%, 12/15/18	892	1,036,363
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	11,809	11,837,477
3.90%, 06/09/42 (Call 12/09/41)[a]	15,296	14,485,736
4.38%, 10/16/19	8,171	8,859,285
John Deere Capital Corp.
1.95%, 12/13/18	259	260,670

		115,125,129
MANUFACTURING — 0.64%
3M Co.
5.70%, 03/15/37	5,651	7,191,077
Eaton Corp.
2.75%, 11/02/22	19,448	19,048,939
4.15%, 11/02/42[a]	12,640	12,008,191
General Electric Co.
2.70%, 10/09/22[a]	48,952	50,363,908
3.38%, 03/11/24[a]	8,293	8,838,092
4.13%, 10/09/42	22,758	22,838,939
4.50%, 03/11/44	28,250	30,043,479
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)[a]	9,680	9,507,450

		159,840,075
MEDIA — 6.12%
21st Century Fox America Inc.
3.00%, 09/15/22	15,152	15,176,943

Security	Principal (000s)	Value
4.50%, 02/15/21	$9,121	$9,934,716
6.15%, 03/01/37	5,690	6,152,552
6.15%, 02/15/41	20,231	21,823,766
6.20%, 12/15/34	12,114	13,494,933
6.40%, 12/15/35	14,805	16,677,738
6.65%, 11/15/37	13,696	15,536,527
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)[a]	2,065	2,006,316
4.00%, 01/15/26 (Call 10/15/25)[a]	12,270	12,302,884
7.88%, 07/30/30	7,295	9,411,989
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[b]	22,160	22,196,801
4.46%, 07/23/22 (Call 05/23/22)[b]	39,050	39,635,145
4.91%, 07/23/25 (Call 04/23/25)[b]	53,470	54,684,138
6.38%, 10/23/35 (Call 04/23/35)[a,b]	19,400	20,157,892
6.48%, 10/23/45 (Call 04/23/45)[a,b]	35,210	37,096,615
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	13,268	18,544,613
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	6,000	6,113,286
2.85%, 01/15/23	9,820	10,092,474
3.13%, 07/15/22[a]	15,205	15,914,563
3.15%, 03/01/26 (Call 12/01/25)	10,620	10,890,232
3.38%, 02/15/25 (Call 11/15/24)	8,048	8,425,532
3.38%, 08/15/25 (Call 05/15/25)[a]	15,760	16,553,347
3.60%, 03/01/24	14,671	15,623,422
4.20%, 08/15/34 (Call 02/15/34)	14,640	14,780,405
4.25%, 01/15/33	22,926	23,478,583
4.40%, 08/15/35 (Call 02/15/35)[a]	11,690	12,147,160

54	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.60%, 08/15/45 (Call 02/15/45)[a]	$15,709	$16,535,364
4.65%, 07/15/42	5,811	6,162,972
4.75%, 03/01/44	12,148	12,929,423
5.15%, 03/01/20[a]	20,368	22,842,956
5.65%, 06/15/35[a]	12,002	14,081,583
6.40%, 05/15/38	4,200	5,313,617
6.40%, 03/01/40[a]	11,979	15,053,901
6.45%, 03/15/37	23,361	29,513,734
6.50%, 11/15/35	12,069	15,324,411
6.55%, 07/01/39	16,503	21,311,519
6.95%, 08/15/37	16,321	21,695,099
7.05%, 03/15/33	8,910	11,667,407
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.80%, 03/15/22	15,522	15,938,831
3.95%, 01/15/25 (Call 10/15/24)[a]	8,135	8,257,481
4.45%, 04/01/24 (Call 01/01/24)	22,571	23,888,016
4.60%, 02/15/21 (Call 11/15/20)	9,130	9,789,414
5.00%, 03/01/21	26,079	28,446,736
5.15%, 03/15/42	16,388	15,423,737
5.20%, 03/15/20	16,405	17,982,131
5.88%, 10/01/19	4,574	5,110,858
6.00%, 08/15/40 (Call 05/15/40)	13,495	13,980,001
6.38%, 03/01/41	10,827	11,619,759
Discovery Communications LLC
4.88%, 04/01/43[a]	9,384	7,532,573
5.05%, 06/01/20	14,315	15,083,180
6.35%, 06/01/40[a]	10,810	10,406,366
Historic TW Inc.
6.63%, 05/15/29	12,271	14,164,644
NBCUniversal Media LLC
2.88%, 01/15/23	16,030	16,400,323
4.38%, 04/01/21	27,652	30,553,519
4.45%, 01/15/43	19,213	19,369,803
5.15%, 04/30/20	10,537	11,847,160
5.95%, 04/01/41	18,024	21,730,511
6.40%, 04/30/40	7,743	9,818,166

Security	Principal (000s)	Value
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	$19,118	$19,490,893
4.50%, 09/15/42 (Call 03/15/42)[a]	15,880	12,986,905
5.00%, 02/01/20	18,186	19,532,093
5.50%, 09/01/41 (Call 03/01/41)	16,373	14,566,718
5.88%, 11/15/40 (Call 05/15/40)	16,391	15,260,827
6.55%, 05/01/37[a]	25,897	26,106,714
6.75%, 06/15/39[a]	14,453	14,698,766
7.30%, 07/01/38[a]	16,270	17,392,207
8.25%, 04/01/19	8,564	9,811,196
8.75%, 02/14/19[a]	15,724	18,029,583
Time Warner Entertainment Co. LP
8.38%, 03/15/23	12,104	14,755,024
8.38%, 07/15/33	6,340	7,506,918
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	12,575	12,439,035
3.60%, 07/15/25 (Call 04/15/25)[a]	27,550	26,966,403
4.70%, 01/15/21[a]	11,103	11,953,339
4.75%, 03/29/21	13,510	14,585,722
4.85%, 07/15/45 (Call 01/15/45)	13,500	12,577,176
4.88%, 03/15/20	8,301	8,962,231
6.10%, 07/15/40[a]	7,870	8,290,626
6.25%, 03/29/41[a]	15,870	17,052,620
6.50%, 11/15/36	13,748	14,806,647
7.63%, 04/15/31	8,804	10,690,867
7.70%, 05/01/32	23,691	28,601,540
Verizon Communications Inc.
4.52%, 09/15/48[a]	48,750	44,320,156
4.67%, 03/15/55	53,675	46,998,490
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)[a]	19,275	18,933,929
4.38%, 03/15/43	16,920	11,483,020
5.85%, 09/01/43 (Call 03/01/43)	20,517	17,387,926
6.88%, 04/30/36[a]	7,644	7,192,694

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Walt Disney Co. (The)
1.85%, 05/30/19[a]	$13,113	$13,380,723
2.15%, 09/17/20	4,400	4,484,706
2.30%, 02/12/21	10,605	10,838,560
2.35%, 12/01/22[a]	20,627	20,764,359
2.75%, 08/16/21	7,358	7,642,607
3.00%, 02/13/26[a]	8,500	8,899,807
3.15%, 09/17/25	6,350	6,720,119
4.13%, 06/01/44	9,500	9,834,677

		1,534,573,590
METAL FABRICATE & HARDWARE — 0.11%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	16,437	16,268,818
3.25%, 06/15/25 (Call 03/15/25)	10,669	10,921,386

		27,190,204
MINING — 1.36%
Barrick Gold Corp.
5.25%, 04/01/42[a]	6,150	4,755,957
Barrick North America Finance LLC
4.40%, 05/30/21	15,477	15,169,947
5.70%, 05/30/41	12,345	9,727,464
5.75%, 05/01/43[a]	10,161	8,445,691
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	11,480	9,217,795
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	7,918	7,639,861
3.25%, 11/21/21[a]	13,586	13,574,747
3.85%, 09/30/23[a]	21,817	21,767,619
4.13%, 02/24/42[a]	7,465	6,571,497
5.00%, 09/30/43	34,465	33,558,226
6.50%, 04/01/19[a]	21,397	23,490,127
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)[a]	11,545	11,099,304
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	14,694	13,999,585
4.88%, 03/15/42 (Call 09/15/41)	18,946	14,567,619

Security	Principal (000s)	Value
5.13%, 10/01/19[a]	$10,079	$10,567,037
6.25%, 10/01/39	5,749	5,106,676
Rio Tinto Alcan Inc.
6.13%, 12/15/33	3,100	3,157,358
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[a]	5,902	5,883,807
3.75%, 09/20/21[a]	15,480	15,310,141
3.75%, 06/15/25 (Call 03/15/25)[a]	6,616	6,320,685
4.13%, 05/20/21[a]	9,438	9,557,335
5.20%, 11/02/40[a]	13,755	12,988,976
7.13%, 07/15/28	8,298	9,440,519
9.00%, 05/01/19	19,707	22,776,324
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)[a]	114	110,713
2.88%, 08/21/22 (Call 05/21/22)[a]	14,797	13,788,910
3.50%, 03/22/22 (Call 12/22/21)[a]	21,030	20,464,880
4.13%, 08/21/42 (Call 02/21/42)[a]	14,994	12,616,626

		341,675,426
OFFICE & BUSINESS EQUIPMENT — 0.05%
Xerox Corp.
4.50%, 05/15/21[a]	12,662	12,137,131

		12,137,131
OIL & GAS — 6.23%
Anadarko Finance Co.
7.50%, 05/01/31	6,685	6,083,350
Anadarko Petroleum Corp.
6.20%, 03/15/40	6,121	4,802,771
6.45%, 09/15/36	25,689	21,493,904
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	13,017	11,328,767
4.25%, 01/15/44 (Call 07/15/43)	11,224	8,022,146
4.75%, 04/15/43 (Call 10/15/42)	8,219	6,238,632
5.10%, 09/01/40 (Call 03/01/40)	15,015	11,008,081
6.00%, 01/15/37	11,884	9,846,134

56	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
BP Capital Markets PLC
2.24%, 05/10/19	$2,871	$2,835,020
2.32%, 02/13/20[a]	21,012	20,434,430
2.50%, 11/06/22	15,163	14,143,070
2.75%, 05/10/23[a]	13,626	12,884,386
3.06%, 03/17/22[a]	10,230	9,962,649
3.25%, 05/06/22	17,103	16,846,534
3.51%, 03/17/25[a]	12,995	12,657,368
3.54%, 11/04/24	11,338	10,971,588
3.56%, 11/01/21[a]	15,629	15,797,054
3.81%, 02/10/24[a]	18,828	18,792,381
3.99%, 09/26/23[a]	3,440	3,486,535
4.50%, 10/01/20[a]	17,587	18,539,950
4.74%, 03/11/21	18,583	19,817,123
4.75%, 03/10/19	10,957	11,535,234
Canadian Natural Resources Ltd.
6.25%, 03/15/38	14,048	10,321,347
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	1,353	791,505
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)[a]	19,009	18,678,631
2.19%, 11/15/19 (Call 10/15/19)	6,000	5,986,268
2.36%, 12/05/22 (Call 09/05/22)	15,208	14,723,243
2.42%, 11/17/20 (Call 10/17/20)[a]	12,270	12,304,585
2.43%, 06/24/20 (Call 05/24/20)[a]	12,739	12,738,097
3.19%, 06/24/23 (Call 03/24/23)[a]	23,255	23,392,549
3.33%, 11/17/25 (Call 08/17/25)[a]	15,790	15,839,870
4.95%, 03/03/19	23,109	25,064,021
ConocoPhillips
5.75%, 02/01/19[a]	17,343	18,046,132
6.00%, 01/15/20[a]	11,428	11,981,245
6.50%, 02/01/39[a]	33,959	33,568,244
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)[a]	1,740	1,602,555

Security	Principal (000s)	Value
2.40%, 12/15/22 (Call 09/15/22)	$9,125	$7,934,644
2.88%, 11/15/21 (Call 09/15/21)	8,900	8,084,174
3.35%, 11/15/24 (Call 08/15/24)[a]	15,861	13,977,643
4.30%, 11/15/44 (Call 05/15/44)[a]	9,555	7,618,877
ConocoPhillips Holding Co.
6.95%, 04/15/29	12,856	13,755,920
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	12,702	9,781,225
4.75%, 05/15/42 (Call 11/15/41)	6,383	4,093,826
5.00%, 06/15/45 (Call 12/15/44)[a]	14,200	9,339,696
5.60%, 07/15/41 (Call 01/15/41)	18,418	12,561,584
5.85%, 12/15/25 (Call 09/15/25)[a]	5,000	4,347,250
7.95%, 04/15/32	10,414	8,314,121
Devon Financing Co. LLC
7.88%, 09/30/31	12,813	10,266,416
Ensco PLC
4.70%, 03/15/21[a]	24,110	12,922,237
5.75%, 10/01/44 (Call 04/01/44)	4,121	1,955,002
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	15,222	13,738,164
4.10%, 02/01/21	9,146	9,315,397
4.15%, 01/15/26 (Call 10/15/25)	2,300	2,269,274
5.63%, 06/01/19	11,769	12,411,091
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)[a]	18,420	18,566,058
1.91%, 03/06/20 (Call 02/06/20)	16,275	16,244,790
2.22%, 03/01/21	3,190	3,190,000
2.40%, 03/06/22 (Call 01/06/22)	15,650	15,582,705

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.71%, 03/06/25 (Call 12/06/24)[a]	$19,200	$18,876,900
3.04%, 03/01/26	2,335	2,335,000
3.18%, 03/15/24 (Call 12/15/23)	11,535	11,861,843
3.57%, 03/06/45 (Call 09/06/44)[a]	14,380	13,119,635
4.11%, 03/01/46	1,440	1,440,000
Hess Corp.
5.60%, 02/15/41	14,948	10,777,215
6.00%, 01/15/40	7,733	5,789,306
7.30%, 08/15/31	11,263	9,786,602
8.13%, 02/15/19	4,573	4,816,895
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	17,413	14,221,197
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	9,240	6,052,200
3.85%, 06/01/25 (Call 03/01/25)[a]	11,834	8,138,242
6.60%, 10/01/37	9,256	6,254,221
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	11,400	9,291,000
4.75%, 09/15/44 (Call 03/15/44)	6,892	4,455,885
5.13%, 03/01/21	15,330	15,320,198
6.50%, 03/01/41 (Call 09/01/40)	6,075	4,733,640
Nexen Energy ULC
5.88%, 03/10/35	9,023	9,677,326
6.40%, 05/15/37	16,830	19,029,604
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	11,810	10,300,546
5.05%, 11/15/44 (Call 05/15/44)	10,560	7,806,586
5.25%, 11/15/43 (Call 05/15/43)	14,295	10,565,625
6.00%, 03/01/41 (Call 09/01/40)	9,075	6,824,218
8.25%, 03/01/19	5,502	5,612,040

Security	Principal (000s)	Value
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	$11,256	$10,658,973
3.13%, 02/15/22 (Call 11/15/21)	10,238	10,134,335
3.50%, 06/15/25 (Call 03/15/25)[a]	13,900	13,483,623
4.63%, 06/15/45 (Call 12/15/44)[a]	11,155	10,670,128
Series 1
4.10%, 02/01/21 (Call 11/01/20)	10,370	10,932,528
Petro-Canada
6.80%, 05/15/38	11,872	10,962,737
Phillips 66
4.30%, 04/01/22[a]	15,094	15,448,256
4.65%, 11/15/34 (Call 05/15/34)	15,300	13,728,919
4.88%, 11/15/44 (Call 05/15/44)[a]	20,445	18,755,630
5.88%, 05/01/42	17,650	16,967,651
Pride International Inc.
6.88%, 08/15/20[a]	5,300	3,107,125
Shell International Finance BV
2.13%, 05/11/20	20,842	20,348,707
2.25%, 11/10/20[a]	8,410	8,244,057
2.25%, 01/06/23	21,592	20,181,364
2.38%, 08/21/22[a]	13,651	13,191,169
3.25%, 05/11/25[a]	38,859	37,858,913
3.40%, 08/12/23[a]	8,958	8,922,483
4.13%, 05/11/35[a]	22,778	21,162,425
4.30%, 09/22/19	19,646	20,710,039
4.38%, 03/25/20	11,474	12,165,104
4.38%, 05/11/45	31,555	29,160,427
4.55%, 08/12/43[a]	15,852	15,014,081
5.50%, 03/25/40[a]	11,416	12,062,545
6.38%, 12/15/38	25,327	29,020,720
Southwestern Energy Co.
4.05%, 01/23/20 (Call 12/23/19)	7,413	4,818,450
Statoil ASA
2.25%, 11/08/19	8,470	8,373,743
2.45%, 01/17/23[a]	15,303	14,396,825
2.65%, 01/15/24	9,849	9,172,418

58	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.75%, 11/10/21	$1,880	$1,818,423
2.90%, 11/08/20	9,377	9,305,303
3.15%, 01/23/22	9,792	9,717,575
3.70%, 03/01/24[a]	9,170	9,230,602
3.95%, 05/15/43	9,867	8,582,696
4.80%, 11/08/43[a]	9,331	9,217,019
5.10%, 08/17/40	7,752	7,891,146
5.25%, 04/15/19	14,518	15,679,228
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)[a]	9,109	8,330,706
6.50%, 06/15/38[a]	11,135	10,157,792
6.85%, 06/01/39	6,470	5,998,633
Total Capital Canada Ltd.
2.75%, 07/15/23[a]	9,962	9,531,149
Total Capital International SA
2.10%, 06/19/19[a]	16,250	16,038,292
2.13%, 01/10/19[a]	2,150	2,133,006
2.70%, 01/25/23[a]	7,891	7,555,909
2.75%, 06/19/21[a]	14,300	14,280,406
2.88%, 02/17/22[a]	15,812	15,640,527
3.70%, 01/15/24[a]	16,300	16,587,027
3.75%, 04/10/24[a]	10,406	10,577,617
Total Capital SA
4.45%, 06/24/20	3,356	3,590,305
Valero Energy Corp.
6.13%, 02/01/20[a]	12,629	13,508,736
6.63%, 06/15/37	18,893	18,769,062
7.50%, 04/15/32	8,826	9,368,299
9.38%, 03/15/19[a]	2,604	3,023,969

		1,562,108,219
OIL & GAS SERVICES — 0.80%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	8,663	8,644,675
5.13%, 09/15/40[a]	19,997	17,973,366
Halliburton Co.
2.70%, 11/15/20 (Call 10/15/20)[a]	8,805	8,643,634
3.38%, 11/15/22 (Call 09/15/22)	16,405	16,168,230
3.50%, 08/01/23 (Call 05/01/23)	13,851	13,159,474

Security	Principal (000s)	Value
3.80%, 11/15/25 (Call 08/15/25)[a]	$25,765	$24,398,705
4.75%, 08/01/43 (Call 02/01/43)	3,274	2,712,308
4.85%, 11/15/35 (Call 05/15/35)[a]	14,900	13,317,332
5.00%, 11/15/45 (Call 05/15/45)[a]	20,100	17,878,673
6.15%, 09/15/19	13,716	14,927,308
6.70%, 09/15/38[a]	9,165	9,562,587
7.45%, 09/15/39	11,616	13,389,532
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	18,651	15,196,122
3.95%, 12/01/42 (Call 06/01/42)[a]	10,574	7,031,710
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	17,802	18,282,981

		201,286,637
PHARMACEUTICALS — 6.12%
Abbott Laboratories
2.00%, 03/15/20[a]	14,639	14,548,306
2.55%, 03/15/22	4,883	4,857,162
2.95%, 03/15/25 (Call 12/15/24)[a]	17,870	17,679,225
5.13%, 04/01/19	6,835	7,506,686
AbbVie Inc.
2.50%, 05/14/20 (Call 04/14/20)	47,147	47,281,190
2.90%, 11/06/22	41,439	41,133,495
3.20%, 11/06/22 (Call 09/06/22)[a]	9,915	10,056,457
3.60%, 05/14/25 (Call 02/14/25)[a]	41,945	42,805,590
4.40%, 11/06/42	27,347	26,188,685
4.50%, 05/14/35 (Call 11/14/34)	33,240	32,965,800
4.70%, 05/14/45 (Call 11/14/44)	31,620	31,735,739
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	35,145	35,729,862

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.45%, 03/15/22 (Call 01/15/22)	$45,264	$46,188,264
3.80%, 03/15/25 (Call 12/15/24)	57,584	59,303,239
3.85%, 06/15/24 (Call 03/15/24)	14,700	15,180,887
4.55%, 03/15/35 (Call 09/15/34)	16,160	16,311,431
4.75%, 03/15/45 (Call 09/15/44)[a]	34,065	34,895,730
4.85%, 06/15/44 (Call 12/15/43)	19,815	20,219,161
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	25,608	25,686,086
4.63%, 10/01/42 (Call 04/01/42)	5,464	5,410,119
AstraZeneca PLC
1.95%, 09/18/19[a]	12,427	12,364,650
2.38%, 11/16/20	21,240	21,360,497
3.38%, 11/16/25[a]	25,100	25,535,658
4.00%, 09/18/42[a]	12,712	12,189,094
4.38%, 11/16/45	11,510	11,646,644
6.45%, 09/15/37[a]	31,550	40,130,966
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[b]	14,130	13,839,986
3.60%, 06/23/22 (Call 04/23/22)[a,b]	815	811,726
4.00%, 06/23/25 (Call 03/23/25)[b]	22,225	21,966,561
5.25%, 06/23/45 (Call 12/23/44)[b]	9,040	8,649,401
Bristol-Myers Squibb Co.
2.00%, 08/01/22[a]	12,238	12,108,184
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	12,300	12,557,028
3.70%, 03/01/45 (Call 09/01/44)[a]	10,813	10,732,277
Express Scripts Holding Co.
2.25%, 06/15/19	13,131	13,060,255
3.50%, 06/15/24 (Call 03/15/24)	13,162	12,606,157

Security	Principal (000s)	Value
3.90%, 02/15/22	$13,302	$13,606,430
4.50%, 02/25/26 (Call 11/25/25)	9,000	9,077,133
4.75%, 11/15/21	18,036	19,300,015
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	15,224	15,617,973
6.38%, 05/15/38	30,434	39,217,493
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	31,120	32,015,011
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	4,585	4,587,844
2.45%, 03/01/26 (Call 12/01/25)	1,465	1,469,927
3.38%, 12/05/23[a]	4,161	4,568,651
4.38%, 12/05/33 (Call 06/05/33)	11,400	12,751,397
5.95%, 08/15/37[a]	9,474	12,629,009
McKesson Corp.
2.28%, 03/15/19	16,782	16,836,798
3.80%, 03/15/24 (Call 12/15/23)	4,116	4,198,113
4.88%, 03/15/44 (Call 09/15/43)[a]	14,654	14,599,997
Mead Johnson Nutrition Co.
3.00%, 11/15/20	14,720	14,938,710
4.13%, 11/15/25 (Call 08/15/25)[a]	8,620	8,924,210
Merck & Co. Inc.
1.85%, 02/10/20[a]	20,885	21,116,038
2.35%, 02/10/22	12,045	12,165,516
2.40%, 09/15/22 (Call 06/15/22)	11,146	11,204,866
2.75%, 02/10/25 (Call 11/10/24)[a]	32,818	33,044,513
2.80%, 05/18/23	26,487	27,034,950
3.70%, 02/10/45 (Call 08/10/44)	18,862	17,999,458
3.88%, 01/15/21 (Call 10/15/20)[a]	10,379	11,212,414
4.15%, 05/18/43	18,721	19,254,148
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	11,607	12,912,951

60	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Novartis Capital Corp.
2.40%, 09/21/22	$5,045	$5,110,814
3.00%, 11/20/25 (Call 08/20/25)[a]	26,650	27,449,439
3.40%, 05/06/24	26,325	28,064,151
4.00%, 11/20/45 (Call 05/20/45)[a]	19,120	19,491,142
4.40%, 04/24/20	8,387	9,272,151
4.40%, 05/06/44	20,883	22,532,318
Novartis Securities Investment Ltd.
5.13%, 02/10/19	24,036	26,517,104
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	6,290	6,228,703
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)[a]	3,721	3,615,149
Pfizer Inc.
2.10%, 05/15/19[a]	19,470	19,859,729
3.00%, 06/15/23[a]	11,233	11,594,671
3.40%, 05/15/24[a]	14,525	15,267,386
4.30%, 06/15/43[a]	12,075	12,438,878
6.20%, 03/15/19	33,823	38,127,531
7.20%, 03/15/39	27,103	37,638,646
Sanofi
4.00%, 03/29/21[a]	21,651	23,496,639
Wyeth LLC
5.95%, 04/01/37	20,120	24,643,676
6.50%, 02/01/34	8,495	10,874,450
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	21,105	20,377,635
4.50%, 11/13/25 (Call 08/13/25)	5,600	5,773,518
4.70%, 02/01/43 (Call 08/01/42)	13,080	11,425,145

		1,535,324,638
PIPELINES — 2.35%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)[b]	11,850	11,055,316
4.50%, 06/01/25 (Call 03/01/25)[b]	10,111	9,171,258

Security	Principal (000s)	Value
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	$3,844	$3,139,933
4.05%, 03/15/25 (Call 12/15/24)[a]	13,505	11,185,921
4.15%, 10/01/20 (Call 08/01/20)[a]	7,820	7,097,432
4.65%, 06/01/21 (Call 03/01/21)	10,483	8,989,173
4.75%, 01/15/26 (Call 10/15/25)	15,545	13,329,837
5.15%, 03/15/45 (Call 09/15/44)[a]	11,145	8,050,535
5.20%, 02/01/22 (Call 11/01/21)	8,505	7,271,775
6.13%, 12/15/45 (Call 06/15/45)[a]	17,300	14,186,519
6.50%, 02/01/42 (Call 08/01/41)	5,610	4,542,417
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)[a]	12,800	12,426,671
3.35%, 03/15/23 (Call 12/15/22)	17,077	15,970,547
3.70%, 02/15/26 (Call 11/15/25)[a]	10,570	9,865,827
3.75%, 02/15/25 (Call 11/15/24)[a]	3,852	3,630,763
3.90%, 02/15/24 (Call 11/15/23)	6,495	6,177,721
4.45%, 02/15/43 (Call 08/15/42)	8,488	6,827,550
4.85%, 08/15/42 (Call 02/15/42)	9,497	8,085,817
4.85%, 03/15/44 (Call 09/15/43)	17,860	15,178,948
4.90%, 05/15/46 (Call 11/15/45)	11,720	10,317,468
5.10%, 02/15/45 (Call 08/15/44)[a]	15,891	13,987,648
5.20%, 09/01/20	9,643	10,153,974
5.95%, 02/01/41[a]	10,985	10,333,431

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	$10,792	$10,090,520
3.50%, 03/01/21 (Call 01/01/21)	12,361	11,155,802
3.95%, 09/01/22 (Call 06/01/22)[a]	15,351	13,870,243
5.50%, 03/01/44 (Call 09/01/43)	11,160	9,082,120
6.95%, 01/15/38	14,269	12,873,349
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)[a]	10,290	9,497,717
4.30%, 06/01/25 (Call 03/01/25)[a]	12,200	11,156,900
5.05%, 02/15/46 (Call 08/15/45)[a]	9,050	6,980,537
5.30%, 12/01/34 (Call 06/01/34)	11,754	9,266,736
5.55%, 06/01/45 (Call 12/01/44)[a]	20,425	16,945,193
7.75%, 01/15/32	9,569	9,092,688
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	13,601	10,744,532
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	11,230	8,749,242
3.65%, 06/01/22 (Call 03/01/22)[a]	13,811	11,359,547
4.65%, 10/15/25 (Call 07/15/25)[a]	5,190	4,364,933
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	13,800	12,119,160
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	14,645	14,626,351
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)[a]	13,060	9,670,669

Security	Principal (000s)	Value
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	$15,719	$14,538,773
3.80%, 10/01/20[a]	7,538	7,615,231
4.63%, 03/01/34 (Call 12/01/33)	14,214	12,952,458
4.88%, 01/15/26 (Call 10/15/25)	9,305	9,605,337
6.10%, 06/01/40	7,217	7,327,103
6.20%, 10/15/37	12,810	12,938,195
7.13%, 01/15/19	197	216,272
7.63%, 01/15/39	10,271	11,811,650
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)[b]	2,000	2,104,107
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)[a]	11,806	8,972,560
3.60%, 03/15/22 (Call 01/15/22)	20,300	15,935,500
3.90%, 01/15/25 (Call 10/15/24)	9,950	7,460,486
4.00%, 09/15/25 (Call 06/15/25)[a]	2,615	1,989,780
4.30%, 03/04/24 (Call 12/04/23)	10,620	8,294,857
5.10%, 09/15/45 (Call 03/15/45)	5,845	3,977,464
5.25%, 03/15/20	22,868	20,391,167
6.30%, 04/15/40	13,428	10,154,925
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	11,500	9,372,500
4.88%, 03/15/24 (Call 03/15/19)	11,975	9,588,981
6.13%, 07/15/22 (Call 01/15/17)[a]	2,300	2,024,000

		589,894,066
REAL ESTATE — 0.03%
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)[a]	8,100	8,243,202

		8,243,202

62	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 1.04%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)[a]	$5,925	$5,882,536
3.30%, 02/15/21 (Call 01/15/21)	4,700	4,704,585
3.40%, 02/15/19	5,909	6,003,899
3.50%, 01/31/23	11,246	11,032,543
4.00%, 06/01/25 (Call 03/01/25)	15,551	15,489,566
4.70%, 03/15/22	2,100	2,221,868
5.00%, 02/15/24	14,210	15,174,008
Boston Properties LP
3.65%, 02/01/26 (Call 11/01/25)	3,000	3,031,953
3.85%, 02/01/23 (Call 11/01/22)[a]	11,183	11,565,266
4.13%, 05/15/21 (Call 02/15/21)	7,021	7,445,172
Crown Castle International Corp.
5.25%, 01/15/23[a]	19,950	21,143,409
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	11,775	12,164,136
4.63%, 12/15/21 (Call 09/15/21)	10,487	11,727,408
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	15,326	15,020,617
3.88%, 08/15/24 (Call 05/17/24)	11,070	10,397,382
4.00%, 06/01/25 (Call 03/01/25)[a]	1,000	946,752
4.25%, 11/15/23 (Call 08/15/23)	5,975	5,827,284
5.38%, 02/01/21 (Call 11/03/20)[a]	25,420	27,270,190
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	3,600	3,828,590
Simon Property Group LP
3.30%, 01/15/26 (Call 10/15/25)[a]	2,800	2,822,145

Security	Principal (000s)	Value
3.38%, 10/01/24 (Call 07/01/24)[a]	$15,184	$15,449,334
4.38%, 03/01/21 (Call 12/01/20)	10,759	11,725,544
5.65%, 02/01/20 (Call 11/01/19)	12,171	13,637,746
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	8,000	7,855,170
Weyerhaeuser Co.
7.38%, 03/15/32[a]	16,014	18,784,838

		261,151,941
RETAIL — 4.35%
Costco Wholesale Corp.
1.70%, 12/15/19[a]	12,883	12,968,007
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)[a]	12,014	12,122,649
2.75%, 12/01/22 (Call 09/01/22)	18,358	18,291,287
2.80%, 07/20/20 (Call 06/20/20)	32,865	33,654,769
3.50%, 07/20/22 (Call 05/20/22)	13,045	13,655,573
3.88%, 07/20/25 (Call 04/20/25)[a]	27,021	28,797,977
4.00%, 12/05/23 (Call 09/05/23)[a]	9,793	10,581,564
4.88%, 07/20/35 (Call 01/20/35)	26,975	28,846,342
5.13%, 07/20/45 (Call 01/20/45)	42,810	48,030,311
5.30%, 12/05/43 (Call 06/05/43)	11,500	12,956,759
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	9,548	9,734,982
2.00%, 04/01/21 (Call 03/01/21)	8,000	8,048,849
2.63%, 06/01/22 (Call 05/01/22)[a]	21,354	21,735,972
2.70%, 04/01/23 (Call 01/01/23)[a]	12,843	13,171,457

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.00%, 04/01/26 (Call 01/01/26)	$10,000	$10,326,196
3.35%, 09/15/25 (Call 06/15/25)	5,050	5,353,483
3.75%, 02/15/24 (Call 11/15/23)[a]	17,791	19,457,141
4.20%, 04/01/43 (Call 10/01/42)[a]	15,728	16,292,546
4.25%, 04/01/46 (Call 10/01/45)	23,330	24,377,844
4.40%, 04/01/21 (Call 01/01/21)	10,618	11,841,348
4.40%, 03/15/45 (Call 09/15/44)	12,415	13,168,977
4.88%, 02/15/44 (Call 08/15/43)	12,820	14,588,801
5.88%, 12/16/36	38,602	48,214,438
5.95%, 04/01/41 (Call 10/01/40)	2,552	3,228,693
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	6,844	7,132,064
3.38%, 09/15/25 (Call 06/15/25)[a]	7,985	8,384,628
4.38%, 09/15/45 (Call 03/15/45)	14,750	15,460,158
4.65%, 04/15/42 (Call 10/15/41)	5,106	5,481,533
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	8,790	7,925,012
McDonald’s Corp.
2.63%, 01/15/22	10,123	10,248,600
2.75%, 12/09/20 (Call 11/09/20)[a]	6,225	6,405,696
3.70%, 01/30/26 (Call 10/30/25)[a]	12,930	13,460,868
4.70%, 12/09/35 (Call 06/09/35)	8,777	9,072,151
4.88%, 12/09/45 (Call 06/09/45)[a]	10,680	11,189,400
6.30%, 10/15/37	11,276	13,438,968
6.30%, 03/01/38	22,400	26,728,726

Security	Principal (000s)	Value
Target Corp.
2.30%, 06/26/19[a]	$10,264	$10,538,860
2.90%, 01/15/22	12,014	12,462,742
3.50%, 07/01/24[a]	11,500	12,341,525
3.88%, 07/15/20	16,231	17,731,366
4.00%, 07/01/42[a]	17,993	18,322,841
6.50%, 10/15/37	15,714	20,816,347
7.00%, 01/15/38	4,393	6,127,426
Wal-Mart Stores Inc.
1.95%, 12/15/18	217	220,781
2.55%, 04/11/23 (Call 01/11/23)[a]	21,302	21,821,811
3.25%, 10/25/20	14,638	15,610,260
3.30%, 04/22/24 (Call 01/22/24)[a]	20,461	21,731,200
3.63%, 07/08/20[a]	14,679	15,807,686
4.00%, 04/11/43 (Call 10/11/42)	16,465	16,464,705
4.25%, 04/15/21	19,069	21,298,650
4.30%, 04/22/44 (Call 10/22/43)[a]	5,943	6,245,459
4.75%, 10/02/43 (Call 04/02/43)	8,112	8,993,736
4.88%, 07/08/40	8,244	9,136,852
5.00%, 10/25/40	12,188	13,730,907
5.25%, 09/01/35[a]	31,086	36,856,805
5.63%, 04/01/40	21,075	25,489,808
5.63%, 04/15/41	19,533	23,963,168
5.88%, 04/05/27[a]	5,929	7,487,218
6.20%, 04/15/38	20,287	25,956,298
6.50%, 08/15/37	32,583	42,784,770
7.55%, 02/15/30	14,752	21,165,385
Walgreen Co.
3.10%, 09/15/22[a]	18,159	17,885,903
5.25%, 01/15/19[a]	1,748	1,885,806
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)[a]	10,325	10,412,187
3.30%, 11/18/21 (Call 09/18/21)	15,550	15,657,370
3.80%, 11/18/24 (Call 08/18/24)	23,025	23,085,480
4.80%, 11/18/44 (Call 05/18/44)	16,315	14,843,137

		1,091,250,258

64	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
SEMICONDUCTORS — 1.09%
Applied Materials Inc.
4.30%, 06/15/21	$2,089	$2,275,844
Intel Corp.
2.45%, 07/29/20[a]	26,135	26,690,902
2.70%, 12/15/22[a]	15,947	16,191,823
3.10%, 07/29/22	5,715	5,986,212
3.30%, 10/01/21[a]	25,728	27,268,384
3.70%, 07/29/25 (Call 04/29/25)[a]	21,020	22,699,710
4.00%, 12/15/32[a]	14,754	14,894,828
4.25%, 12/15/42[a]	10,033	9,942,636
4.80%, 10/01/41	14,209	15,122,438
4.90%, 07/29/45 (Call 01/29/45)	24,784	26,855,469
QUALCOMM Inc.
2.25%, 05/20/20[a]	19,989	20,180,659
3.00%, 05/20/22	16,159	16,379,407
3.45%, 05/20/25 (Call 02/20/25)[a]	24,783	24,971,517
4.65%, 05/20/35 (Call 11/20/34)	13,670	13,136,766
4.80%, 05/20/45 (Call 11/20/44)	23,435	21,673,253
Texas Instruments Inc.
1.65%, 08/03/19	7,770	7,783,148

		272,052,996
SOFTWARE — 3.20%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	10,080	9,729,371
3.63%, 10/15/20 (Call 09/15/20)	27,750	28,333,868
5.00%, 10/15/25 (Call 07/15/25)	12,600	13,079,125
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	5,100	5,138,603
3.85%, 06/01/25 (Call 03/01/25)	13,500	13,926,655
Microsoft Corp.
1.63%, 12/06/18[a]	241	244,160

Security	Principal (000s)	Value
1.85%, 02/12/20 (Call 01/12/20)[a]	$21,128	$21,442,249
2.00%, 11/03/20 (Call 10/03/20)	20,540	20,875,574
2.13%, 11/15/22[a]	11,777	11,717,461
2.38%, 02/12/22 (Call 01/12/22)	16,570	16,926,583
2.38%, 05/01/23 (Call 02/01/23)	13,390	13,494,786
2.65%, 11/03/22 (Call 09/03/22)	17,050	17,573,911
2.70%, 02/12/25 (Call 11/12/24)[a]	33,430	34,066,029
3.00%, 10/01/20[a]	14,063	14,885,265
3.13%, 11/03/25 (Call 08/03/25)[a]	21,170	22,196,853
3.50%, 02/12/35 (Call 08/12/34)[a]	25,132	24,243,596
3.50%, 11/15/42	7,882	7,227,825
3.63%, 12/15/23 (Call 09/15/23)[a]	16,622	18,126,318
3.75%, 02/12/45 (Call 08/12/44)	24,635	23,805,298
4.00%, 02/12/55 (Call 08/12/54)	15,825	14,614,759
4.20%, 06/01/19	7,933	8,650,131
4.20%, 11/03/35 (Call 05/03/35)	14,575	15,267,343
4.45%, 11/03/45 (Call 05/03/45)	40,380	43,495,503
4.50%, 10/01/40	11,450	12,205,086
4.75%, 11/03/55 (Call 05/03/55)[a]	5,930	6,257,756
5.20%, 06/01/39	11,719	13,609,001
5.30%, 02/08/41[a]	14,044	16,732,039
Oracle Corp.
2.25%, 10/08/19[a]	18,561	19,027,828
2.50%, 05/15/22 (Call 03/15/22)	30,738	30,980,744
2.50%, 10/15/22	25,195	25,263,037
2.80%, 07/08/21[a]	27,927	28,974,486
2.95%, 05/15/25 (Call 02/15/25)	33,390	33,694,126

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.40%, 07/08/24 (Call 04/08/24)[a]	$18,258	$19,138,436
3.63%, 07/15/23	13,243	14,146,784
3.88%, 07/15/20	5,974	6,470,675
3.90%, 05/15/35 (Call 11/15/34)[a]	13,230	12,793,673
4.13%, 05/15/45 (Call 11/15/44)	15,831	15,591,127
4.30%, 07/08/34 (Call 01/08/34)	26,041	26,633,842
4.38%, 05/15/55 (Call 11/15/54)	19,639	18,803,936
4.50%, 07/08/44 (Call 01/08/44)[a]	8,887	9,140,334
5.00%, 07/08/19	23,804	26,425,575
5.38%, 07/15/40[a]	31,610	35,931,722
6.13%, 07/08/39	16,860	20,959,614
6.50%, 04/15/38	7,764	9,970,780

		801,811,867
TELECOMMUNICATIONS — 7.38%
AT&T Corp.
8.25%, 11/15/31	17,919	24,150,065
AT&T Inc.
2.30%, 03/11/19	11,865	11,970,421
2.45%, 06/30/20 (Call 05/30/20)	18,910	18,821,808
2.63%, 12/01/22 (Call 09/01/22)	21,087	20,549,661
2.80%, 02/17/21 (Call 01/17/21)	15,000	15,120,923
3.00%, 02/15/22	27,983	27,859,648
3.00%, 06/30/22 (Call 04/30/22)	26,106	25,885,057
3.40%, 05/15/25 (Call 02/15/25)	60,488	59,432,001
3.88%, 08/15/21	20,453	21,489,268
3.90%, 03/11/24 (Call 12/11/23)[a]	20,045	20,713,591
4.13%, 02/17/26 (Call 11/17/25)	15,500	15,992,495
4.30%, 12/15/42 (Call 06/15/42)	23,705	20,135,705
4.35%, 06/15/45 (Call 12/15/44)	42,519	36,217,348

Security	Principal (000s)	Value
4.45%, 05/15/21	$17,635	$18,870,684
4.50%, 05/15/35 (Call 11/15/34)	37,494	34,530,287
4.75%, 05/15/46 (Call 11/15/45)[a]	44,244	40,399,657
4.80%, 06/15/44 (Call 12/15/43)[a]	18,230	16,601,658
5.35%, 09/01/40	48,808	47,378,716
5.55%, 08/15/41[a]	13,217	13,192,497
5.65%, 02/15/47 (Call 08/15/46)	8,000	8,278,324
5.80%, 02/15/19	3,775	4,155,584
6.30%, 01/15/38	19,390	20,842,623
6.50%, 09/01/37	8,750	9,679,643
6.55%, 02/15/39[a]	19,925	21,753,372
British Telecommunications PLC
2.35%, 02/14/19	1,370	1,382,489
9.63%, 12/15/30	31,156	44,776,515
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	20,119	20,294,564
Cisco Systems Inc.
2.13%, 03/01/19[a]	6,065	6,186,019
2.20%, 02/28/21	16,210	16,363,366
2.45%, 06/15/20[a]	13,810	14,142,577
2.95%, 02/28/26	6,385	6,478,957
3.50%, 06/15/25[a]	940	998,905
3.63%, 03/04/24[a]	13,131	14,124,740
4.45%, 01/15/20	30,510	33,501,924
4.95%, 02/15/19	141	154,859
5.50%, 01/15/40	22,083	26,222,935
5.90%, 02/15/39[a]	28,295	34,966,531
Deutsche Telekom International Finance BV
6.00%, 07/08/19	4,761	5,352,139
8.75%, 06/15/30	43,296	60,520,682
GTE Corp.
6.94%, 04/15/28	2,424	2,904,589
New Cingular Wireless Services Inc.
8.75%, 03/01/31[a]	14,643	20,380,578
Orange SA
2.75%, 02/06/19	3,319	3,390,282
4.13%, 09/14/21[a]	14,724	15,773,497

66	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.38%, 07/08/19	$7,051	$7,775,797
5.38%, 01/13/42[a]	14,527	15,411,731
5.50%, 02/06/44 (Call 08/06/43)[a]	8,044	8,859,506
9.00%, 03/01/31[a]	33,093	46,085,054
Qwest Corp.
6.75%, 12/01/21[a]	8,271	8,808,615
6.88%, 09/15/33 (Call 03/31/16)	16,409	15,200,272
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	15,039	16,078,772
5.00%, 03/15/44 (Call 09/15/43)[a]	10,925	11,192,065
Telefonica Emisiones SAU
4.57%, 04/27/23[a]	15,500	16,393,398
5.13%, 04/27/20	13,064	14,018,815
5.46%, 02/16/21	14,138	15,490,216
5.88%, 07/15/19[a]	12,061	13,211,268
7.05%, 06/20/36[a]	24,025	28,541,820
Telefonica Europe BV
8.25%, 09/15/30	14,628	19,171,862
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)[a]	19,056	18,442,174
2.63%, 02/21/20	37,328	37,873,765
3.00%, 11/01/21 (Call 09/01/21)	14,719	14,981,160
3.45%, 03/15/21[a]	12,550	13,060,569
3.50%, 11/01/21[a]	18,952	19,919,200
3.50%, 11/01/24 (Call 08/01/24)[a]	23,400	23,912,338
3.85%, 11/01/42 (Call 05/01/42)	11,600	9,682,434
4.15%, 03/15/24 (Call 12/15/23)[a]	18,134	19,312,015
4.27%, 01/15/36[a]	31,950	28,684,272
4.40%, 11/01/34 (Call 05/01/34)	22,044	20,576,970
4.50%, 09/15/20	39,146	42,645,512
4.60%, 04/01/21[a]	9,349	10,220,498
4.75%, 11/01/41	7,450	7,115,646
4.86%, 08/21/46	44,222	43,175,800
5.01%, 08/21/54	54,690	50,598,176

Security	Principal (000s)	Value
5.05%, 03/15/34 (Call 12/15/33)	$7,852	$7,860,180
5.15%, 09/15/23	87,020	98,471,197
5.85%, 09/15/35	17,675	19,148,704
6.00%, 04/01/41	6,743	7,400,824
6.25%, 04/01/37	9,082	10,190,960
6.35%, 04/01/19	12,385	13,981,460
6.40%, 09/15/33	23,351	27,068,762
6.40%, 02/15/38	6,262	7,007,585
6.55%, 09/15/43	65,193	79,469,387
6.90%, 04/15/38	2,045	2,483,400
7.75%, 12/01/30[a]	12,872	17,145,565
Vodafone Group PLC
2.50%, 09/26/22	15,448	14,718,076
2.95%, 02/19/23[a]	18,610	17,901,212
4.38%, 02/19/43[a]	14,313	11,925,456
5.45%, 06/10/19	16,400	17,985,304
6.15%, 02/27/37[a]	18,388	18,949,378

		1,850,084,354
TRANSPORTATION — 0.78%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)[a]	2,400	2,394,045
3.85%, 09/01/23 (Call 06/01/23)[a]	6,824	7,316,661
4.15%, 04/01/45 (Call 10/01/44)	15,616	15,085,960
4.45%, 03/15/43 (Call 09/15/42)	6,746	6,796,706
4.55%, 09/01/44 (Call 03/01/44)[a]	9,679	9,979,338
4.70%, 10/01/19	6,497	7,096,240
4.90%, 04/01/44 (Call 10/01/43)	12,340	13,281,675
5.75%, 05/01/40 (Call 11/01/39)	10,117	11,890,047
Canadian Pacific Railway Co.
6.13%, 09/15/15 (Call 03/15/15)	6,988	7,227,904
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)[a]	7,450	6,868,795

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 29, 2016

Security	Principal or Shares (000s)	Value
FedEx Corp.
4.00%, 01/15/24[a]	$12,589	$13,311,551
4.75%, 11/15/45 (Call 05/15/45)[a]	17,130	17,081,296
5.10%, 01/15/44	4,780	4,920,395
8.00%, 01/15/19	1,835	2,121,676
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	7,218	7,938,570
United Parcel Service Inc.
2.45%, 10/01/22[a]	5,296	5,388,342
3.13%, 01/15/21	22,211	23,527,271
5.13%, 04/01/19	11,821	13,106,269
6.20%, 01/15/38	15,950	21,188,548

		196,521,289
WATER — 0.02%
American Water Capital Corp.
6.59%, 10/15/37	3,085	4,115,793

		4,115,793

TOTAL CORPORATE BONDS & NOTES
(Cost: $25,097,060,245)		24,674,590,818

U.S. GOVERNMENT OBLIGATIONS — 0.15%
U.S. Treasury Note/Bond
2.50%, 02/15/46	40,000	39,040,799

		39,040,799

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $39,050,080)		39,040,799

SHORT-TERM INVESTMENTS — 10.30%

MONEY MARKET FUNDS — 10.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	2,156,532	2,156,531,783
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	190,998	190,998,405
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	234,943	234,942,632

		2,582,472,820

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,582,472,820)		2,582,472,820

Value
TOTAL INVESTMENTS IN SECURITIES — 108.87%
(Cost: $27,718,583,145)	$27,296,104,437
Other Assets, Less Liabilities — (8.87)%	(2,224,806,584)

NET ASSETS — 100.00%	$25,071,297,853

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

68	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 29, 2016

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$16,754,317,237	$25,007,557,416
Affiliated (Note 2)	4,260,533,150	2,711,025,729

Total cost of investments	$21,014,850,387	$27,718,583,145

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$15,102,511,620	$24,583,768,432
Affiliated (Note 2)	4,260,533,150	2,712,336,005

Total fair value of investments	19,363,044,770	27,296,104,437
Cash	11,160,154	—
Receivables:
Investment securities sold	5,560,527	132,061,922
Due from custodian (Note 4)	25,001,157	8,815,583
Interest	300,763,992	263,685,439
Capital shares sold	59,465,163	80,374,217

Total Assets	19,764,995,763	27,781,041,598

LIABILITIES
Payables:
Investment securities purchased	79,578,674	359,082,803
Collateral for securities on loan (Note 1)	4,136,112,005	2,347,530,188
Due to custodian	—	320,943
Investment advisory fees (Note 2)	5,382,687	2,809,811

Total Liabilities	4,221,073,366	2,709,743,745

NET ASSETS	$15,543,922,397	$25,071,297,853

Net assets consist of:
Paid-in capital	$17,600,331,698	$25,565,142,074
Undistributed net investment income	62,175,544	67,846,436
Accumulated net realized loss	(466,779,228)	(139,211,949)
Net unrealized depreciation	(1,651,805,617)	(422,478,708)

NET ASSETS	$15,543,922,397	$25,071,297,853

Shares outstanding[b]	196,500,000	218,400,000

Net asset value per share	$79.10	$114.80

[a]	Securities on loan with values of $3,993,687,354 and $2,278,227,168, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Operations

iSHARES® TRUST

Year ended February 29, 2016

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$875,263,829	$802,130,623
Interest — affiliated (Note 2)	86,964	3,599,626
Securities lending income — affiliated — net (Note 2)	14,457,750	4,013,102
Other income	79,572	—

Total investment income	889,888,115	809,743,351

EXPENSES
Investment advisory fees (Note 2)	72,764,253	33,482,363

Total expenses	72,764,253	33,482,363

Net investment income	817,123,862	776,260,988

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(338,936,075)	(121,676,354)
Investments — affiliated (Note 2)	—	(121,254)
In-kind redemptions — unaffiliated	(211,608,352)	97,565,737
In-kind redemptions — affiliated (Note 2)	—	298,212

Net realized loss	(550,544,427)	(23,933,659)

Net change in unrealized appreciation/depreciation	(1,614,136,767)	(1,243,443,520)

Net realized and unrealized loss	(2,164,681,194)	(1,267,377,179)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,347,557,332)	$(491,116,191)

See notes to financial statements.

70	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year ended February 29, 2016	Year ended February 28, 2015	Year ended February 29, 2016	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$817,123,862	$732,892,833	$776,260,988	$618,202,082
Net realized gain (loss)	(550,544,427)	89,571,496	(23,933,659)	243,946,253
Net change in unrealized appreciation/depreciation	(1,614,136,767)	(443,808,309)	(1,243,443,520)	422,605,288

Net increase (decrease) in net assets resulting from operations	(1,347,557,332)	378,656,020	(491,116,191)	1,284,753,623

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(826,678,362)	(728,101,752)	(766,535,606)	(608,603,942)

Total distributions to shareholders	(826,678,362)	(728,101,752)	(766,535,606)	(608,603,942)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,759,326,271	10,814,656,864	21,273,520,436	9,047,865,314
Cost of shares redeemed	(16,062,347,566)	(6,024,890,999)	(16,988,727,472)	(4,578,159,032)

Net increase (decrease) in net assets from capital share transactions	(303,021,295)	4,789,765,865	4,284,792,964	4,469,706,282

INCREASE (DECREASE) IN NET ASSETS	(2,477,256,989)	4,440,320,133	3,027,141,167	5,145,855,963

NET ASSETS
Beginning of year	18,021,179,386	13,580,859,253	22,044,156,686	16,898,300,723

End of year	$15,543,922,397	$18,021,179,386	$25,071,297,853	$22,044,156,686

Undistributed net investment income included in net assets at end of year	$62,175,544	$71,730,044	$67,846,436	$58,121,054

SHARES ISSUED AND REDEEMED
Shares sold	188,200,000	117,800,000	183,000,000	75,600,000
Shares redeemed	(188,200,000)	(64,800,000)	(146,100,000)	(38,500,000)

Net increase in shares outstanding	—	53,000,000	36,900,000	37,100,000

See notes to financial statements.

FINANCIAL STATEMENTS	71

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$91.71	$94.64	$93.71	$91.40	$91.75

Income from investment operations:
Net investment income[a]	4.79	4.96	5.58	6.15	6.74
Net realized and unrealized gain (loss)[b]	(12.62)	(2.89)	0.98	2.31	(0.45)

Total from investment operations	(7.83)	2.07	6.56	8.46	6.29

Less distributions from:
Net investment income	(4.78)	(5.00)	(5.63)	(6.15)	(6.64)

Total distributions	(4.78)	(5.00)	(5.63)	(6.15)	(6.64)

Net asset value, end of year	$79.10	$91.71	$94.64	$93.71	$91.40

Total return	(8.76)%	2.22%	7.31%	9.68%	7.35%

Ratios/Supplemental data:
Net assets, end of year (000s)	$15,543,922	$18,021,179	$13,580,859	$15,077,490	$14,258,718
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	5.60%	5.37%	6.01%	6.73%	7.60%
Portfolio turnover rate[c]	11%	11%	11%	19%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$121.46	$117.02	$120.06	$116.86	$108.74

Income from investment operations:
Net investment income[a]	4.00	4.06	4.25	4.60	5.00
Net realized and unrealized gain (loss)[b]	(6.70)	4.42	(2.94)	3.22	8.08

Total from investment operations	(2.70)	8.48	1.31	7.82	13.08

Less distributions from:
Net investment income	(3.96)	(4.04)	(4.35)	(4.61)	(4.96)
Net realized gain	—	—	—	(0.01)	—

Total distributions	(3.96)	(4.04)	(4.35)	(4.62)	(4.96)

Net asset value, end of year	$114.80	$121.46	$117.02	$120.06	$116.86

Total return	(2.19)%	7.35%	1.19%	6.81%	12.37%

Ratios/Supplemental data:
Net assets, end of year (000s)	$25,071,298	$22,044,157	$16,898,301	$24,037,003	$19,563,089
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	3.44%	3.42%	3.66%	3.87%	4.48%
Portfolio turnover rate[c]	13%	9%	6%	5%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

74	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
iBoxx $ High Yield Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$15,102,511,620	$—	$15,102,511,620
Money Market Funds	4,260,533,150	—	—	4,260,533,150

Total	$4,260,533,150	$15,102,511,620	$—	$19,363,044,770

iBoxx $ Investment Grade Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$24,674,590,818	$—	$24,674,590,818
U.S. Government Obligations	—	39,040,799	—	39,040,799
Money Market Funds	2,582,472,820	—	—	2,582,472,820

Total	$2,582,472,820	$24,713,631,617	$—	$27,296,104,437

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

76	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBoxx $ High Yield Corporate Bond
Barclays Capital Inc.	$296,417,330	$296,417,330	$—
BNP Paribas Prime Brokerage Inc.	72,772,181	72,772,181	—
Citigroup Global Markets Inc.	485,805,448	485,805,448	—
Credit Suisse Securities (USA) LLC	271,989,843	271,989,843	—
Deutsche Bank Securities Inc.	294,828,347	294,828,347	—
Goldman Sachs & Co.	286,014,330	286,014,330	—
HSBC Securities (USA) Inc.	8,316,690	8,316,690	—
Jefferies LLC	76,387,638	76,387,638	—
JPMorgan Clearing Corp.	971,899,231	971,899,231	—
JPMorgan Securities LLC	357,497,235	357,497,235	—
Merrill Lynch, Pierce, Fenner & Smith	190,153,020	190,153,020	—
Morgan Stanley & Co. LLC	228,861,166	228,861,166	—
National Financial Services LLC	92,061	92,061	—
RBC Capital Markets LLC	300,277,712	300,277,712	—
SG Americas Securities LLC	95,580,875	95,580,875	—
UBS Securities LLC	22,143,887	22,143,887	—
Wells Fargo Securities LLC	34,650,360	34,650,360	—

	$3,993,687,354	$3,993,687,354	$—

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBoxx $ Investment Grade Corporate Bond
Barclays Capital Inc.	$207,388,148	$207,388,148	$—
BNP Paribas Prime Brokerage Inc.	26,281,887	26,281,887	—
Citigroup Global Markets Inc.	151,176,634	151,176,634	—
Credit Suisse Securities (USA) LLC	47,598,754	47,598,754	—
Deutsche Bank Securities Inc.	88,999,057	88,999,057	—
Goldman Sachs & Co.	492,213,605	492,213,605	—
HSBC Securities (USA) Inc.	129,228,878	129,228,878	—
Jefferies LLC	51,276,550	51,276,550	—
JPMorgan Clearing Corp.	141,557,798	141,557,798	—
JPMorgan Securities LLC	260,366,516	260,366,516	—
Merrill Lynch, Pierce, Fenner & Smith	79,318,064	79,318,064	—
Morgan Stanley & Co. LLC	67,036,945	67,036,945	—
RBC Capital Markets LLC	356,760,596	356,760,596	—
Scotia Capital (USA) Inc.	6,992,109	6,992,109	—
SG Americas Securities LLC	77,475,092	77,475,092	—
UBS Securities LLC	2,580,055	2,580,055	—
Wells Fargo Securities LLC	91,976,480	91,976,480	—

	$2,278,227,168	$2,278,227,168	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at year end and is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $19 billion
0.4750	[a]	Over $19 billion, up to and including $33 billion
0.4513	[a]	Over $33 billion, up to and including $58 billion
0.4287	[a]	Over $58 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

78	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.1500%		First $121 billion
0.1425	[a]	Over $121 billion, up to and including $181 billion
0.1354	[a]	Over $181 billion, up to and including $231 billion
0.1287	[a]	Over $231 billion, up to and including $281 billion
0.1222	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.1500%		First $121 billion
0.1425	[a]	Over $121 billion, up to and including $211 billion
0.1354	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate Bond	$4,577,634
iBoxx $ Investment Grade Corporate Bond	1,631,385

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 29, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$25,783,754
iBoxx $ Investment Grade Corporate Bond	60,471,393	1,047,265,433

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

80	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended February 29, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
iBoxx $ Investment Grade Corporate Bond
PNC Bank N.A.
2.20%, 01/28/19	$17,525	$—	$(11,250)	$6,275	$6,315,815	$327,445	$50,451
2.25%, 07/02/19	5,250	2,500	—	7,750	7,808,335	131,849	—
2.40%, 10/18/19	2,250	10,500	—	12,750	12,900,191	150,093	—
2.45%, 11/05/20	—	2,400	—	2,400	2,424,218	—	—
2.60%, 07/21/20	—	11,000	—	11,000	11,174,466	153,135	—
2.70%, 11/01/22	25,550	19,287	(35,250)	9,587	9,419,403	619,444	(40,252)
2.95%, 01/30/23	5,800	1,500	—	7,300	7,301,418	177,735	—
2.95%, 02/23/25	—	17,300	—	17,300	17,177,729	286,878	—
3.80%, 07/25/23	19,928	1,225	(5,500)	15,653	16,476,149	630,157	166,759
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	10,470	2,070	—	12,540	12,946,641	431,415	—
PNC Funding Corp.
3.30%, 03/08/22	8,069	1,500	—	9,569	9,922,566	238,355	—
4.38%, 08/11/20	3,773	6,951	—	10,724	11,629,478	241,583	—
5.13%, 02/08/20	3,965	—	—	3,965	4,366,776	122,210	—

					$129,863,185	$3,510,299	$176,958

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 29, 2016 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$—	$2,190,025,940	$1,565,472,187
iBoxx $ Investment Grade Corporate Bond	103,148,598	84,873,565	4,556,107,390	2,758,811,257

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$14,673,838,874	$15,561,804,233
iBoxx $ Investment Grade Corporate Bond	19,211,417,256	16,674,166,978

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

82	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The iShares $ iBoxx High Yield Corporate Bond ETF invests a substantial portion of its assets in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB- “ by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

February 29, 2016, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
iBoxx $ High Yield Corporate Bond	$(211,898,459)	$—	$211,898,459
iBoxx $ Investment Grade Corporate Bond	88,030,167	—	(88,030,167)

The tax character of distributions paid during the years ended February 29, 2016 and February 28, 2015 was as follows:

iShares ETF	2016	2015
iBoxx $ High Yield Corporate Bond
Ordinary income	$826,678,362	$728,101,752

iBoxx $ Investment Grade Corporate Bond
Ordinary income	$766,535,606	$608,603,942

As of February 29, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
iBoxx $ High Yield Corporate Bond	$62,175,544	$(280,131,210)	$(1,653,404,289)	$(185,049,346)	$(2,056,409,301)
iBoxx $ Investment Grade Corporate Bond	67,846,436	(29,965,426)	(430,379,582)	(101,345,649)	(493,844,221)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of February 29, 2016, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
iBoxx $ High Yield Corporate Bond	$273,456,668	$6,496,723	$177,819	$280,131,210
iBoxx $ Investment Grade Corporate Bond	29,965,426	—	—	29,965,426

[a]	Must be utilized prior to losses subject to expiration.

84	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate Bond	$21,016,449,059	$56,792,719	$(1,710,197,008)	$(1,653,404,289)
iBoxx $ Investment Grade Corporate Bond	27,726,484,019	233,621,968	(664,001,550)	(430,379,582)

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	85

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Funds”) at February 29, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 20, 2016

86	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended February 29, 2016, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest- Related Dividends
iBoxx $ High Yield Corporate Bond	$516,142,577
iBoxx $ Investment Grade Corporate Bond	607,493,097

TAX INFORMATION	87

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
iBoxx $ High Yield Corporate Bond	$4.729537	$—	$0.052859	$4.782396	99%	—%	1%		100%
iBoxx $ Investment Grade Corporate Bond	3.947209	—	0.015520	3.962729	100	—	0	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for five calendar years (or from the inception date of the Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for the Fund.

88	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares iBoxx $ High Yield Corporate Bond ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.16%
Greater than 2.5% and Less than 3.0%	2	0.16
Greater than 2.0% and Less than 2.5%	5	0.40
Greater than 1.5% and Less than 2.0%	16	1.27
Greater than 1.0% and Less than 1.5%	68	5.40
Greater than 0.5% and Less than 1.0%	319	25.35
Between 0.5% and –0.5%	806	64.08
Less than –0.5% and Greater than –1.0%	31	2.46
Less than –1.0% and Greater than –1.5%	3	0.24
Less than –1.5% and Greater than –2.0%	3	0.24
Less than –2.0% and Greater than –2.5%	2	0.16
Less than –2.5%	1	0.08

	1,258	100.00%

iShares iBoxx $ Investment Grade Corporate Bond ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	3	0.24
Greater than 1.0% and Less than 1.5%	13	1.03
Greater than 0.5% and Less than 1.0%	186	14.79
Between 0.5% and –0.5%	1046	83.14
Less than –0.5% and Greater than –1.0%	8	0.64
Less than –1.0%	1	0.08

	1,258	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BlackRock Fund Advisors (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

SUPPLEMENTAL INFORMATION	89

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

The Company has registered the iShares iBoxx $ High Yield Corporate Bond ETF and the iShares iBoxx $ Investment Grade Corporate Bond ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops, BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to both (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programs which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organizational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee. No individual is involved in setting his or her own remuneration.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares iBoxx $ High Yield Corporate Bond ETF in respect of the Company’s financial year ending December 31, 2015 was USD 2.38 million. This figure is comprised of fixed remuneration of USD 927.15 thousand and variable remuneration of USD 1.46 million. There were a total of 457 beneficiaries of the remuneration described above.

90	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares iBoxx $ High Yield Corporate Bond ETF in respect of the Company’s financial year ending December 31, 2015, to its senior management was USD 283.33 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 68.62 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares iBoxx $ Investment Grade Corporate Bond ETF in respect of the Company’s financial year ending December 31, 2015 was USD 3.96 million. This figure is comprised of fixed remuneration of USD 1.54 million and variable remuneration of USD 2.42 million. There were a total of 457 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares iBoxx $ Investment Grade Corporate Bond ETF in respect of the Company’s financial year ending December 31, 2015, to its senior management was 470.92 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 114.05 thousand.

SUPPLEMENTAL INFORMATION	91

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 329 funds (as of February 29, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

92	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (66)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	93

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

Robert H. Silver[c] (60)	Trustee (since 2007); 15(c) Committee Chair (since 2016).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011).

[c]	Served as an Independent Trustee until March 31, 2016.

94	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).

Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

TRUSTEE AND OFFICER INFORMATION	95

Notes:

96	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	97

Notes:

98	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-204-0216

FEBRUARY 29, 2016

2016 ANNUAL REPORT

iShares Trust

➢	iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca
➢	iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. BOND MARKET OVERVIEW

The U.S. bond market posted modestly positive returns for the 12-month period ended February 29, 2016 (the “reporting period”). The Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 1.50% for the reporting period.

The modest bond market performance reflected an inconsistent and uncertain economic environment. Overall, the U.S. economy grew by 2.4% in 2015, matching its growth rate for 2014, but this moderate level of growth masked significant quarter-to-quarter volatility. After a weak first quarter, the economy rebounded sharply in the second quarter before gradually slowing over the final two quarters of the year. Employment growth was consistently robust, sending the unemployment rate down to an eight-year low, and vehicle sales remained strong throughout much of the reporting period. In contrast, industrial production contracted during the reporting period, while consumer spending remained muted despite a sharp decline in energy prices that contributed to considerably lower fuel costs for consumers.

Inflation generally remained modest, with the consumer price index rising by 1.0% for the reporting period. Falling energy prices, including a decline of 34% in the price of oil, contributed to the subdued inflation rate.

Mixed economic data and a lack of inflationary pressure kept the U.S. Federal Reserve Bank (the “Fed”) in check for much of the reporting period. Despite initial indications that the Fed planned to raise its short-term interest rate target in mid-2015, the Fed held off until December, when it implemented its first interest rate increase since June 2006. The Fed’s rate hike increased the federal funds target rate from a range of 0%-0.25% to a range of 0.25%-0.50%, ending a seven-year period of near-zero interest rates.

In this environment, short-term bond yields generally rose during the reporting period, reflecting the Fed’s interest rate increase, while intermediate- and long-term bond yields declined modestly as inflation remained benign.

Other factors buffeting the fixed-income market during the reporting period included geopolitical conflicts, most notably in Ukraine and across the Middle East; a stronger U.S. dollar, which made U.S. investments more attractive to international investors but created headwinds for the domestic economy; and slowing economic growth outside of the U.S., particularly in China and other emerging markets. The end result was a flight to quality as higher-quality bonds outperformed riskier assets for the reporting period.

U.S. Treasury bonds generated the best returns, gaining approximately 3% for the reporting period. In addition to the flight to quality, Treasury securities benefited from their interest-rate sensitivity as declining yields across most maturity sectors of the Treasury market led to rising bond prices.

Mortgage-backed securities also fared well, returning 2.5% for the reporting period. A combination of moderate refinancing activity, declining interest rates, and the relatively high yields of mortgage-backed securities helped the sector outperform. Government agency bonds produced positive returns for the reporting period but lagged the broader bond market.

Corporate bonds posted the weakest returns, declining by 1.5% for the reporting period as deteriorating corporate profits and a sharp drop in energy prices pressured the sector. Fear of further downgrades and defaults in commodity-related industries and the potential for contagion to the banking sector rippled through the corporate bond market, leading to surges in volatility during the second half of the reporting period. Souring investor sentiment late in the reporting period also weighed on corporate bond returns.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CORE 10+ YEAR USD BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.98)%	(2.33)%	(1.84)%	(1.98)%	(2.33)%	(1.84)%
5 Years	7.40%	7.54%	7.54%	42.89%	43.80%	43.83%
Since Inception	7.20%	7.30%	7.43%	54.20%	55.11%	56.24%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Index performance through October 22, 2012 reflects the performance of the BofA Merrill Lynch 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 through June 2, 2014 reflects the performance of the Barclays U.S. Long Government/Credit Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Barclays U.S. Universal 10+ Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,037.50	$0.61	$1,000.00	$1,024.30	$0.60	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

6	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

The iShares Core 10+ Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high-yield with remaining maturities greater than ten years, as represented by the Barclays U.S. Universal 10+ Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was -1.98%, net of fees, while the total return for the Index was -1.84%.

ALLOCATION BY INVESTMENT TYPE As of 2/29/16

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	51.16%
U.S. Government & Agency Obligations	36.80
Foreign Government Obligations	7.62
Municipal Debt Obligations	4.42

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 2/29/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	38.33%
Aa	8.13
A	21.45
Baa	25.64
Ba	3.66
B	0.69
Caa	0.99
Ca	0.01
Not Rated	1.10

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® CORE U.S. AGGREGATE BOND ETF

Performance as of February 29, 2016

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.44%	1.47%	1.50%	1.44%	1.47%	1.50%
5 Years	3.50%	3.52%	3.60%	18.77%	18.91%	19.34%
10 Years	4.54%	4.52%	4.70%	55.95%	55.66%	58.24%

GROWTH OF $10,000 INVESTMENT

( AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Beginning Account Value (9/1/15)	Ending Account Value (2/29/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,021.40	$0.35	$1,000.00	$1,024.50	$0.35	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

8	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Barclays U.S. Aggregate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 29, 2016, the total return for the Fund was 1.44%, net of fees, while the total return for the Index was 1.50%.

ALLOCATION BY INVESTMENT TYPE As of 2/29/16

Investment Type	Percentage of Total Investments [1]

U.S. Government & Agency Obligations	69.65%
Corporate Bonds & Notes	25.08
Foreign Government Obligations	3.18
Collateralized Mortgage Obligations	1.30
Municipal Debt Obligations	0.79

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 2/29/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	72.95%
Aa	3.68
A	10.12
Baa	12.05
Ba	0.57
B	0.03
Not Rated	0.60

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2015 and held through February 29, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
CORPORATE BONDS & NOTES — 50.17%

ADVERTISING — 0.05%
WPP Finance 2010
5.13%, 09/07/42		$50	$47,003
5.63%, 11/15/43		25	25,405

			72,408
AEROSPACE & DEFENSE — 0.95%
BAE Systems Holdings Inc.
4.75%, 10/07/44[a]		50	50,388
Boeing Co. (The)
6.13%, 02/15/33		100	127,271
General Dynamics Corp.
3.60%, 11/15/42	(Call 05/15/42)[b]	26	25,518
Lockheed Martin Corp.
3.80%, 03/01/45	(Call 09/01/44)	120	112,001
4.07%, 12/15/42		167	162,740
4.70%, 05/15/46	(Call 11/15/45)	100	107,376
Northrop Grumman Corp.
3.85%, 04/15/45	(Call 10/15/44)	25	23,903
4.75%, 06/01/43		100	108,533
Northrop Grumman Systems Corp.
7.75%, 02/15/31		71	99,548
Raytheon Co.
4.88%, 10/15/40		76	88,057
Rockwell Collins Inc.
4.80%, 12/15/43	(Call 06/15/43)	25	27,552
United Technologies Corp.
4.15%, 05/15/45	(Call 11/16/44)	125	121,290
4.50%, 06/01/42		280	286,531
5.70%, 04/15/40		25	29,552
6.70%, 08/01/28		100	129,748

			1,500,008
AGRICULTURE — 0.78%
Altria Group Inc.
4.50%, 05/02/43		50	49,458
5.38%, 01/31/44		185	208,695
10.20%, 02/06/39		46	76,959
Archer-Daniels-Midland Co.
4.02%, 04/16/43[b]		150	144,850
Lowe’s Companies Inc.
4.25%, 09/15/44	(Call 03/15/44)	100	102,153
Philip Morris International Inc.
4.25%, 11/10/44[b]		25	25,587

Security		Principal (000s)	Value
4.50%, 03/20/42		$221	$231,446
4.88%, 11/15/43		75	83,242
6.38%, 05/16/38		30	38,544
Reynolds American Inc.
5.70%, 08/15/35	(Call 02/15/35)	50	56,364
5.85%, 08/15/45	(Call 02/15/45)	100	117,388
7.25%, 06/15/37		76	95,797

			1,230,483
AIRLINES — 0.17%
Air Canada 2015-1 Pass Through Trust Class A
3.60%, 09/15/28[a]		25	23,875
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28		122	118,186
United Airlines 2014-1 Pass Through Trust Class A
4.00%, 10/11/27[b]		24	24,803
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28		100	100,250

			267,114
APPAREL — 0.05%
NIKE Inc.
3.63%, 05/01/43	(Call 11/01/42)	50	48,692
Nine West Holdings Inc.
6.13%, 11/15/34		10	1,475
VF Corp.
6.45%, 11/01/37		26	34,135

			84,302
AUTO MANUFACTURERS — 0.44%
Daimler Finance North America LLC
8.50%, 01/18/31		51	76,241
Ford Motor Co.
6.63%, 10/01/28		125	142,022
7.40%, 11/01/46		45	54,440
7.45%, 07/16/31		135	162,994
General Motors Co.
5.00%, 04/01/35		50	43,289
5.20%, 04/01/45		50	42,647
6.25%, 10/02/43		75	72,050
6.75%, 04/01/46	(Call 10/01/45)	100	105,159

			698,842

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 0.09%
BorgWarner Inc.
4.38%, 03/15/45	(Call 09/15/44)[b]	$25	$22,236
Goodyear Tire & Rubber Co. (The)
7.00%, 03/15/28		25	26,375
Johnson Controls Inc.
4.63%, 07/02/44	(Call 01/02/44)	75	68,023
5.25%, 12/01/41	(Call 06/01/41)	26	25,781

			142,415
BANKS — 4.50%
Bank of America Corp.
4.25%, 10/22/26		210	208,371
4.88%, 04/01/44		50	52,075
5.00%, 01/21/44		355	374,878
5.88%, 02/07/42		50	57,844
Series L
4.75%, 04/21/45		50	45,871
Bank One Corp.
7.63%, 10/15/26		90	113,612
Barclays Bank PLC
6.86%, 09/29/49	(Call 06/15/32)[a,c]	25	27,286
Citigroup Inc.
4.30%, 11/20/26		50	48,775
4.45%, 09/29/27		225	220,185
4.65%, 07/30/45		300	301,925
5.30%, 05/06/44		75	74,888
8.13%, 07/15/39		150	213,918
Cooperatieve Rabobank UA
5.25%, 05/24/41		210	241,950
Dresdner Funding Trust I
8.15%, 06/30/31	(Call 06/30/29)[a,b]	100	112,500
Fifth Third Bancorp.
8.25%, 03/01/38		50	70,602
Goldman Sachs Group Inc. (The)
3.75%, 02/25/26	(Call 11/25/25)	83	83,940
4.80%, 07/08/44	(Call 01/08/44)[b]	200	202,774
5.15%, 05/22/45		200	190,988
5.95%, 01/15/27		205	226,768
6.13%, 02/15/33		80	93,428
6.25%, 02/01/41		25	29,989
6.45%, 05/01/36		205	225,625
6.75%, 10/01/37		113	128,234

Security		Principal (000s)	Value
HBOS PLC
6.00%, 11/01/33[a]		$35	$41,341
HSBC Capital Funding LP/Jersey
10.18%, 12/29/49	(Call 06/30/30)[a,c]	100	144,895
HSBC Holdings PLC
6.50%, 05/02/36		300	328,153
6.80%, 06/01/38		200	227,254
JPMorgan Chase & Co.
4.13%, 12/15/26		50	50,579
4.25%, 10/01/27[b]		50	50,633
4.85%, 02/01/44[b]		120	132,543
4.95%, 06/01/45[b]		175	176,619
6.40%, 05/15/38		325	413,271
KfW
0.00%, 04/18/36		75	41,867
0.00%, 06/29/37		167	89,104
Morgan Stanley
3.95%, 04/23/27		115	110,757
4.30%, 01/27/45		100	95,539
6.38%, 07/24/42		101	125,368
7.25%, 04/01/32		150	196,650
RBS Capital Trust II
6.43%, 12/29/49	(Call 01/03/34)[c]	25	25,750
Regions Financial Corp.
7.38%, 12/10/37		50	61,738
Royal Bank of Scotland Group PLC
7.65%, 12/31/49	(Call 09/30/31)[c]	25	28,500
Standard Chartered Bank
8.00%, 05/30/31[a]		100	114,762
Standard Chartered PLC
7.01%, 07/29/49	(Call 07/30/37)[a,c]	100	94,500
Travelers Companies Inc. (The)
4.30%, 08/25/45	(Call 02/25/45)	50	51,862
Wachovia Corp.
5.50%, 08/01/35		40	43,458
Wells Fargo & Co.
3.90%, 05/01/45		50	47,979
4.10%, 06/03/26		225	230,846
4.30%, 07/22/27		150	155,593
5.38%, 11/02/43		150	159,311
5.61%, 01/15/44		300	329,095
Wells Fargo Capital X
5.95%, 12/01/86		175	173,750

			7,088,143

12	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
BEVERAGES — 1.35%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44		$70	$72,404
4.70%, 02/01/36	(Call 08/01/35)	300	313,668
4.90%, 02/01/46	(Call 08/01/45)	515	551,925
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42		50	45,175
6.38%, 01/15/40		20	24,743
8.20%, 01/15/39		225	328,061
Brown-Forman Corp.
4.50%, 07/15/45	(Call 01/15/45)[b]	50	53,016
Diageo Capital PLC
5.88%, 09/30/36		75	91,492
Diageo Investment Corp.
4.25%, 05/11/42[b]		7	7,179
Dr. Pepper Snapple Group Inc.
7.45%, 05/01/38		30	42,013
FBG Finance Pty Ltd.
5.88%, 06/15/35[a]		175	211,691
Heineken NV
4.00%, 10/01/42[a]		24	22,739
Molson Coors Brewing Co.
5.00%, 05/01/42[b]		76	75,123
PepsiCo Inc.
3.60%, 08/13/42		100	93,356
4.45%, 04/14/46	(Call 10/14/45)	50	53,703
4.60%, 07/17/45	(Call 01/17/45)[b]	25	27,329
5.50%, 01/15/40		100	117,965

			2,131,582
BIOTECHNOLOGY — 0.85%
Amgen Inc.
4.40%, 05/01/45	(Call 11/01/44)[b]	50	47,784
5.15%, 11/15/41	(Call 05/15/41)	70	71,392
5.38%, 05/15/43	(Call 11/15/42)	224	237,669
5.65%, 06/15/42	(Call 12/15/41)	25	27,494
6.38%, 06/01/37		50	58,498
6.40%, 02/01/39		75	88,541
Biogen Inc.
5.20%, 09/15/45	(Call 03/15/45)	100	102,120
Celgene Corp.
4.63%, 05/15/44	(Call 11/15/43)	100	94,216
5.00%, 08/15/45	(Call 02/15/45)	150	153,248

Security		Principal (000s)	Value
Gilead Sciences Inc.
4.50%, 02/01/45	(Call 08/01/44)	$270	$273,918
4.60%, 09/01/35	(Call 03/01/35)	100	103,740
4.75%, 03/01/46	(Call 09/01/45)	50	52,538
4.80%, 04/01/44	(Call 10/01/43)	15	15,731
5.65%, 12/01/41	(Call 06/01/41)	14	16,205

			1,343,094
BUILDING MATERIALS — 0.13%
Holcim Capital Corp. Ltd.
6.88%, 09/29/39[a]		75	88,901
Lafarge SA
7.13%, 07/15/36		25	29,394
Masco Corp.
7.75%, 08/01/29		25	27,687
Owens Corning
7.00%, 12/01/36		25	27,100
Vulcan Materials Co.
4.50%, 04/01/25	(Call 01/01/25)[b]	25	25,000

			198,082
CHEMICALS — 0.92%
Agrium Inc.
6.13%, 01/15/41	(Call 07/15/40)	100	98,925
Albemarle Corp.
5.45%, 12/01/44	(Call 06/01/44)	50	48,172
Ashland Inc.
6.88%, 05/15/43	(Call 02/15/43)	25	22,875
CF Industries Inc.
5.15%, 03/15/34		100	85,686
Dow Chemical Co. (The)
4.38%, 11/15/42	(Call 05/15/42)	50	44,877
4.63%, 10/01/44	(Call 04/01/44)[b]	25	23,188
5.25%, 11/15/41	(Call 05/15/41)	25	24,860
7.38%, 11/01/29		75	95,132
9.40%, 05/15/39		86	122,223
Eastman Chemical Co.
4.65%, 10/15/44	(Call 04/15/44)	25	21,473
4.80%, 09/01/42	(Call 03/01/42)	76	66,149
Ecolab Inc.
5.50%, 12/08/41		86	96,491
EI du Pont de Nemours & Co.
4.15%, 02/15/43[b]		75	66,023
6.50%, 01/15/28[b]		50	58,158

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
LYB International Finance BV
4.88%, 03/15/44	(Call 09/15/43)	$130	$117,427
LyondellBasell Industries NV
4.63%, 02/26/55	(Call 08/26/54)	25	20,514
Monsanto Co.
4.20%, 07/15/34	(Call 01/15/34)	45	40,157
4.40%, 07/15/44	(Call 01/15/44)	140	121,429
Mosaic Co. (The)
5.63%, 11/15/43	(Call 05/15/43)	75	69,694
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40[b]		46	48,636
PPG Industries Inc.
5.50%, 11/15/40[b]		25	28,062
Praxair Inc.
3.20%, 01/30/26	(Call 10/30/25)	100	104,478
Valspar Corp. (The)
4.40%, 02/01/45	(Call 08/01/44)	25	23,408

			1,448,037
COAL — 0.00%
Peabody Energy Corp.
7.88%, 11/01/26		25	375

			375
COMMERCIAL SERVICES — 0.34%
ADT Corp. (The)
4.88%, 07/15/42		35	23,275
Catholic Health Initiatives
4.35%, 11/01/42		75	73,746
DP World Ltd.
6.85%, 07/02/37[a]		100	96,875
ERAC USA Finance LLC
4.50%, 02/15/45	(Call 08/15/44)[a]	20	18,587
5.63%, 03/15/42[a]		25	26,744
7.00%, 10/15/37[a]		75	92,255
George Washington University (The)
4.87%, 09/15/45		50	56,916
Leidos Holdings Inc.
Series 1
5.95%, 12/01/40	(Call 06/04/40)	25	24,009
Leidos Inc.
5.50%, 07/01/33		25	22,168
Massachusetts Institute of Technology
4.68%, 07/01/14		75	82,055

Security		Principal (000s)	Value
Western Union Co. (The)
6.20%, 11/17/36[b]		$26	$25,232

			541,862
COMPUTERS — 0.66%
Apple Inc.
3.45%, 02/09/45		135	116,913
3.85%, 05/04/43		80	74,384
4.38%, 05/13/45		190	191,723
4.50%, 02/23/36	(Call 08/23/35)	100	104,511
4.65%, 02/23/46	(Call 08/23/45)	85	89,217
Dell Inc.
6.50%, 04/15/38		25	17,500
7.10%, 04/15/28		25	22,437
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	(Call 04/15/35)[a]	40	34,920
6.35%, 10/15/45	(Call 04/15/45)[a]	100	85,349
HP Inc.
6.00%, 09/15/41		76	61,944
International Business Machines Corp.
5.60%, 11/30/39[b]		139	161,387
6.22%, 08/01/27[b]		50	63,295
Seagate HDD Cayman
5.75%, 12/01/34	(Call 06/01/34)	30	17,925

			1,041,505
COSMETICS & PERSONAL CARE — 0.17%
Avon Products Inc.
8.70%, 03/15/43		25	14,937
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42		26	24,816
4.38%, 06/15/45	(Call 12/15/44)	25	26,199
Procter & Gamble Co. (The)
2.70%, 02/02/26		25	25,390
5.55%, 03/05/37		64	80,542
5.80%, 08/15/34		75	94,655

			266,539
DISTRIBUTION & WHOLESALE — 0.03%
WW Grainger Inc.
4.60%, 06/15/45	(Call 12/15/44)	50	54,202

			54,202
DIVERSIFIED FINANCIAL SERVICES — 1.66%
Ally Financial Inc.
8.00%, 11/01/31		125	137,938

14	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
American Express Co.
4.05%, 12/03/42[b]		$50	$47,947
Blackstone Holdings Finance Co. LLC
5.00%, 06/15/44[a]		50	48,316
Carlyle Holdings II Finance LLC
5.63%, 03/30/43[a]		50	52,621
CME Group Inc./IL
5.30%, 09/15/43	(Call 03/15/43)	50	57,423
Credit Suisse USA Inc.
7.13%, 07/15/32		116	144,674
FMR LLC
7.57%, 06/15/29[a]		100	138,544
GE Capital International Funding Co.
4.42%, 11/15/35[a,b]		794	825,691
General Electric Co.
5.88%, 01/14/38		132	165,400
Series A
6.75%, 03/15/32		355	471,769
Goldman Sachs Capital I
6.35%, 02/15/34		23	25,877
Invesco Finance PLC
5.38%, 11/30/43		25	27,559
Jefferies Group LLC
6.25%, 01/15/36		65	56,011
Legg Mason Inc.
5.63%, 01/15/44		50	48,062
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32		51	72,595
Navient Corp.
5.63%, 08/01/33		50	32,500
Visa Inc.
4.30%, 12/14/45	(Call 06/14/45)[b]	250	267,368

			2,620,295
ELECTRIC — 6.43%
Abu Dhabi National Energy Co. PJSC
6.50%, 10/27/36[a]		100	120,125
Alabama Power Co.
4.15%, 08/15/44	(Call 02/15/44)	260	266,979
6.00%, 03/01/39		100	125,359
Ameren Corp.
3.65%, 02/15/26	(Call 11/15/25)	70	71,780

Security		Principal (000s)	Value
Ameren Illinois Co.
4.15%, 03/15/46	(Call 09/15/45)[b]	$25	$26,272
Appalachian Power Co.
7.00%, 04/01/38		46	58,506
Series L
5.80%, 10/01/35		50	57,269
Series P
6.70%, 08/15/37		100	116,260
Arizona Public Service Co.
4.35%, 11/15/45	(Call 05/15/45)	50	53,810
4.50%, 04/01/42	(Call 10/01/41)	51	54,976
Berkshire Hathaway Energy Co.
5.15%, 11/15/43	(Call 05/15/43)	25	27,080
6.13%, 04/01/36		404	480,650
6.50%, 09/15/37		50	62,424
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	(Call 02/01/42)	15	14,116
4.50%, 04/01/44	(Call 10/01/43)	75	81,761
Cleco Power LLC
6.00%, 12/01/40		25	28,878
CMS Energy Corp.
4.88%, 03/01/44	(Call 09/01/43)	50	52,056
Comision Federal de Electricidad
6.13%, 06/16/45[d]		200	191,500
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43	(Call 09/01/42)	50	48,945
4.50%, 12/01/45	(Call 06/01/45)	25	26,783
4.63%, 12/01/54	(Call 06/01/54)	145	150,735
5.50%, 12/01/39		25	29,602
Series 08-B
6.75%, 04/01/38[b]		85	114,355
Consumers Energy Co.
4.10%, 11/15/45	(Call 05/15/45)	25	26,226
Delmarva Power & Light Co.
4.00%, 06/01/42	(Call 12/01/41)	50	49,920
Dominion Gas Holdings LLC
4.80%, 11/01/43	(Call 05/01/43)	50	49,545
Dominion Resources Inc./VA
7.00%, 06/15/38		100	123,432
Series C
4.90%, 08/01/41	(Call 02/01/41)	30	29,318
Series F
5.25%, 08/01/33		100	106,368

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
DTE Electric Co.
4.30%, 07/01/44	(Call 01/01/44)	$100	$107,467
Duke Energy Carolinas LLC
4.25%, 12/15/41	(Call 06/15/41)	50	52,221
6.10%, 06/01/37		38	47,099
Series A
6.00%, 12/01/28		50	62,464
Duke Energy Florida LLC
5.65%, 04/01/40		25	30,983
6.40%, 06/15/38		100	133,215
Duke Energy Progress LLC
4.20%, 08/15/45	(Call 02/15/45)	75	77,692
4.38%, 03/30/44	(Call 09/30/43)	220	231,440
E.ON International Finance BV
6.65%, 04/30/38[a]		50	57,593
Electricite de France SA
4.88%, 01/22/44[a]		190	183,478
5.25%, 10/13/55	(Call 04/13/55)[a]	100	98,203
6.95%, 01/26/39[a]		25	31,020
Enel Finance International NV
6.00%, 10/07/39[a]		100	110,398
Entergy Louisiana LLC
4.95%, 01/15/45	(Call 01/15/25)	50	51,476
Exelon Corp.
5.10%, 06/15/45	(Call 12/15/44)[a]	100	102,131
5.63%, 06/15/35		225	246,380
Exelon Generation Co. LLC
5.60%, 06/15/42	(Call 12/15/41)	25	22,587
6.25%, 10/01/39[b]		50	49,032
FirstEnergy Corp. Series C
7.38%, 11/15/31		50	62,125
FirstEnergy Solutions Corp.
6.80%, 08/15/39[b]		30	27,666
FirstEnergy Transmission LLC
5.45%, 07/15/44	(Call 01/15/44)[a]	50	52,131
Florida Power & Light Co.
4.05%, 06/01/42	(Call 12/01/41)	125	130,947
4.05%, 10/01/44	(Call 04/01/44)[b]	25	26,118
4.13%, 02/01/42	(Call 08/01/41)	50	52,301
5.63%, 04/01/34		50	62,156
5.95%, 02/01/38		50	65,010

Security		Principal (000s)	Value
Georgia Power Co.
4.30%, 03/15/42		$90	$88,479
5.40%, 06/01/40		25	28,180
Great River Energy
6.25%, 07/01/38[a]		50	54,057
Hydro-Quebec
9.38%, 04/15/30		50	84,768
Indiana Michigan Power Co.
Series K
4.55%, 03/15/46		50	49,829
Interstate Power & Light Co.
6.25%, 07/15/39		50	65,884
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42		24	25,977
Kansas City Power & Light Co.
5.30%, 10/01/41	(Call 04/01/41)	31	35,009
Kentucky Utilities Co.
4.38%, 10/01/45	(Call 04/01/45)	75	81,303
Korea Electric Power Corp.
5.13%, 04/23/34[a]		50	58,489
Majapahit Holding BV
7.88%, 06/29/37[d]		100	110,250
Massachusetts Electric Co.
5.90%, 11/15/39[a]		50	61,668
MidAmerican Energy Co.
4.25%, 05/01/46	(Call 11/01/45)	50	52,249
Monongahela Power Co.
5.40%, 12/15/43	(Call 06/15/43)[a]	150	170,836
Nevada Power Co.
Series R
6.75%, 07/01/37		25	33,243
Niagara Mohawk Power Corp.
4.28%, 10/01/34	(Call 04/01/34)[a]	50	51,630
NiSource Finance Corp.
4.80%, 02/15/44	(Call 08/15/43)	70	73,749
5.95%, 06/15/41	(Call 12/15/40)	56	64,295
6.25%, 12/15/40		25	29,571
Northern States Power Co./MN
3.40%, 08/15/42	(Call 02/15/42)	51	47,778
NSTAR Electric Co.
4.40%, 03/01/44	(Call 09/01/43)	75	80,110
Oglethorpe Power Corp.
4.55%, 06/01/44[b]		25	24,764

16	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
5.25%, 09/01/50[b]		$51	$54,763
5.38%, 11/01/40		25	28,198
Oklahoma Gas & Electric Co.
4.55%, 03/15/44	(Call 09/15/43)	50	54,041
5.25%, 05/15/41	(Call 11/15/40)	25	29,181
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42	(Call 12/01/41)	45	51,052
7.25%, 01/15/33		100	130,721
Pacific Gas & Electric Co.
3.75%, 08/15/42	(Call 02/15/42)	115	108,187
4.45%, 04/15/42	(Call 10/15/41)	26	27,393
4.75%, 02/15/44	(Call 08/15/43)	25	27,315
5.40%, 01/15/40		25	29,244
6.05%, 03/01/34		250	304,093
6.25%, 03/01/39		70	88,976
PacifiCorp
6.00%, 01/15/39		45	56,987
Potomac Electric Power Co.
4.15%, 03/15/43	(Call 09/15/42)	45	46,323
6.50%, 11/15/37		15	20,037
PPL Capital Funding Inc.
5.00%, 03/15/44	(Call 09/15/43)	150	157,870
PPL Electric Utilities Corp.
4.15%, 10/01/45	(Call 04/01/45)	25	26,261
Progress Energy Inc.
6.00%, 12/01/39		50	58,367
7.75%, 03/01/31		100	134,630
Public Service Co. of Colorado
3.60%, 09/15/42	(Call 03/15/42)	125	120,645
4.30%, 03/15/44	(Call 09/15/43)	120	127,434
Public Service Electric & Gas Co.
3.65%, 09/01/42	(Call 03/01/42)[b]	75	73,012
3.80%, 01/01/43	(Call 07/01/42)	26	25,870
3.95%, 05/01/42	(Call 11/01/41)	25	25,778
4.05%, 05/01/45	(Call 11/01/44)[b]	20	20,905
4.15%, 11/01/45	(Call 05/01/45)[b]	50	52,797
Series D
5.25%, 07/01/35		50	59,407
Puget Sound Energy Inc.
4.30%, 05/20/45	(Call 11/20/44)	50	52,901
4.43%, 11/15/41	(Call 05/15/41)	25	26,754
5.64%, 04/15/41	(Call 10/15/40)	31	39,020
5.76%, 10/01/39		50	62,448

Security		Principal (000s)	Value
San Diego Gas & Electric Co.
3.95%, 11/15/41		$100	$101,459
6.00%, 06/01/39		50	64,063
Saudi Electricity Global Sukuk Co. 2
5.06%, 04/08/43[d]		200	172,000
South Carolina Electric & Gas Co.
4.35%, 02/01/42	(Call 08/01/41)	26	25,961
4.50%, 06/01/64	(Call 12/01/63)	50	49,902
6.05%, 01/15/38		51	62,252
Southern California Edison Co.
4.05%, 03/15/42	(Call 09/15/41)	76	77,464
4.65%, 10/01/43	(Call 04/01/43)	70	77,362
6.65%, 04/01/29		50	64,634
Series 05-E
5.35%, 07/15/35		25	29,859
Series 08-A
5.95%, 02/01/38		66	83,992
Series C
3.60%, 02/01/45	(Call 08/01/44)	100	95,665
Southwestern Electric Power Co.
3.90%, 04/01/45	(Call 10/01/44)	20	18,125
State Grid Overseas Investment 2013 Ltd.
4.38%, 05/22/43[a]		200	209,314
Talen Energy Supply LLC
6.00%, 12/15/36		25	10,375
Tampa Electric Co.
4.35%, 05/15/44	(Call 11/15/43)	50	52,143
Tri-State Generation & Transmission Association Inc.
6.00%, 06/15/40[a]		25	29,840
Union Electric Co.
3.90%, 09/15/42	(Call 03/15/42)	90	91,333
Virginia Electric & Power Co.
4.45%, 02/15/44	(Call 08/15/43)	100	107,287
8.88%, 11/15/38		20	32,046
Westar Energy Inc.
4.10%, 04/01/43	(Call 10/01/42)	100	102,791
4.13%, 03/01/42	(Call 09/01/41)	26	27,070
Wisconsin Electric Power Co.
3.65%, 12/15/42	(Call 06/15/42)	26	24,884
4.25%, 06/01/44	(Call 12/01/43)	50	53,303
4.30%, 12/15/45	(Call 06/15/45)	50	54,300
Wisconsin Power & Light Co.
6.38%, 08/15/37		50	66,909

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Wisconsin Public Service Corp.
4.75%, 11/01/44	(Call 05/01/44)	$25	$29,046

			10,124,470
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
6.00%, 08/15/32		50	61,087
6.13%, 04/15/39		3	3,833

			64,920
ELECTRONICS — 0.16%
Honeywell International Inc.
5.38%, 03/01/41		75	89,476
5.70%, 03/15/37		50	60,966
Koninklijke Philips NV
5.00%, 03/15/42		45	43,662
6.88%, 03/11/38		20	23,402
Thermo Fisher Scientific Inc.
5.30%, 02/01/44	(Call 08/01/43)	25	26,461

			243,967
ENERGY – ALTERNATE SOURCES — 0.07%
Topaz Solar Farms LLC
5.75%, 09/30/39[a,b]		97	112,238

			112,238
ENGINEERING & CONSTRUCTION — 0.04%
ABB Finance USA Inc.
4.38%, 05/08/42		66	69,333

			69,333
ENVIRONMENTAL CONTROL — 0.11%
Republic Services Inc.
5.70%, 05/15/41	(Call 11/15/40)	51	57,519
Waste Management Inc.
4.10%, 03/01/45	(Call 09/01/44)	125	122,510

			180,029
FOOD — 1.02%
Campbell Soup Co.
3.80%, 08/02/42		26	23,616
Cargill Inc.
4.10%, 11/01/42[a]		100	96,008
ConAgra Foods Inc.
8.25%, 09/15/30		25	34,624
Delhaize Group
5.70%, 10/01/40		50	52,801

Security		Principal (000s)	Value
General Mills Inc.
4.15%, 02/15/43	(Call 08/15/42)	$50	$50,001
JM Smucker Co. (The)
4.25%, 03/15/35		50	50,261
4.38%, 03/15/45		50	50,124
Kellogg Co.
Series B
7.45%, 04/01/31		56	70,606
Kraft Foods Group Inc.
5.00%, 06/04/42		149	155,468
6.50%, 02/09/40		25	29,729
6.88%, 01/26/39		75	91,472
Kraft Heinz Foods Co.
5.00%, 07/15/35	(Call 01/15/35)[a]	50	52,375
5.20%, 07/15/45	(Call 01/15/45)[a]	25	26,840
6.75%, 03/15/32		25	30,128
7.13%, 08/01/39[a]		100	124,981
Kroger Co. (The)
5.15%, 08/01/43	(Call 02/01/43)	25	27,438
5.40%, 07/15/40	(Call 01/15/40)	25	27,841
6.90%, 04/15/38		26	33,560
7.50%, 04/01/31		70	92,892
Mondelez International Inc.
6.50%, 02/09/40[b]		50	62,517
Safeway Inc.
7.25%, 02/01/31		25	19,736
Sysco Corp.
4.85%, 10/01/45	(Call 04/01/45)	50	51,103
5.38%, 09/21/35		36	40,068
Tesco PLC
6.15%, 11/15/37[a]		100	84,064
Tyson Foods Inc.
4.88%, 08/15/34	(Call 02/15/34)	50	51,545
Unilever Capital Corp.
5.90%, 11/15/32		130	169,988

			1,599,786
FOREST PRODUCTS & PAPER — 0.23%
Domtar Corp.
6.75%, 02/15/44	(Call 08/15/43)	50	49,319
Georgia-Pacific LLC
7.75%, 11/15/29		91	118,897
International Paper Co.
4.80%, 06/15/44	(Call 12/15/43)	50	42,415

18	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
6.00%, 11/15/41	(Call 05/15/41)[b]	$25	$24,485
7.30%, 11/15/39		81	87,637
WestRock MWV LLC
8.20%, 01/15/30[b]		26	33,067

			355,820
GAS — 0.30%
AGL Capital Corp.
4.40%, 06/01/43	(Call 12/01/42)	25	24,190
5.88%, 03/15/41	(Call 09/15/40)	56	64,097
Atmos Energy Corp.
4.15%, 01/15/43	(Call 07/15/42)	25	25,160
5.50%, 06/15/41	(Call 12/15/40)	50	59,434
Boston Gas Co.
4.49%, 02/15/42[a]		25	24,977
KeySpan Corp.
5.80%, 04/01/35		50	56,491
8.00%, 11/15/30		25	34,200
ONE Gas Inc.
4.66%, 02/01/44	(Call 08/01/43)	25	27,459
Sempra Energy
6.00%, 10/15/39		60	66,050
Southern California Gas Co.
3.75%, 09/15/42	(Call 03/15/42)	40	39,537
Southwest Gas Corp.
4.88%, 10/01/43	(Call 04/01/43)	50	53,655

			475,250
HEALTH CARE – PRODUCTS — 0.68%
Becton Dickinson and Co.
4.69%, 12/15/44	(Call 06/15/44)	100	102,780
4.88%, 05/15/44	(Call 11/15/43)	50	51,662
5.00%, 11/12/40		25	26,163
Boston Scientific Corp.
7.38%, 01/15/40		50	63,477
Covidien International Finance SA
6.55%, 10/15/37		61	78,570
Medtronic Inc.
4.38%, 03/15/35		375	387,039
4.50%, 03/15/42	(Call 09/15/41)	40	41,171
4.63%, 03/15/45		95	101,079
St. Jude Medical Inc.
4.75%, 04/15/43	(Call 10/15/42)	50	49,775
Stryker Corp.
4.38%, 05/15/44	(Call 11/15/43)	50	48,539

Security		Principal (000s)	Value
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35	(Call 02/15/35)	$50	$46,191
4.45%, 08/15/45	(Call 02/15/45)	25	22,857
5.75%, 11/30/39		50	55,102

			1,074,405
HEALTH CARE – SERVICES — 1.01%
Aetna Inc.
4.75%, 03/15/44	(Call 09/15/43)	25	25,348
6.75%, 12/15/37		75	91,613
Anthem Inc.
4.65%, 01/15/43		121	113,754
5.10%, 01/15/44		125	124,813
6.38%, 06/15/37		25	28,895
Cigna Corp.
5.38%, 02/15/42	(Call 08/15/41)	75	81,766
HCA Inc.
7.50%, 11/06/33		25	26,687
7.50%, 11/15/95		10	9,650
Humana Inc.
4.63%, 12/01/42	(Call 06/01/42)	96	89,248
Kaiser Foundation Hospitals
4.88%, 04/01/42		60	66,281
Laboratory Corp. of America Holdings
4.70%, 02/01/45	(Call 08/01/44)[b]	50	47,281
Quest Diagnostics Inc.
5.75%, 01/30/40		95	101,292
Roche Holdings Inc.
4.00%, 11/28/44	(Call 05/28/44)[a]	200	214,052
Tenet Healthcare Corp.
6.88%, 11/15/31		25	18,750
UnitedHealth Group Inc.
4.25%, 03/15/43	(Call 09/15/42)	150	149,765
4.63%, 11/15/41	(Call 05/15/41)	70	73,924
4.75%, 07/15/45		200	218,109
5.80%, 03/15/36		46	55,137
6.88%, 02/15/38		41	55,123

			1,591,488
HOLDING COMPANIES – DIVERSIFIED — 0.09%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[a]		100	139,563

			139,563

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
HOME BUILDERS — 0.05%
MDC Holdings Inc.
6.00%, 01/15/43	(Call 10/15/42)	$25	$18,625
PulteGroup Inc.
6.38%, 05/15/33		25	25,250
7.88%, 06/15/32		25	28,375

			72,250
HOUSEHOLD PRODUCTS & WARES — 0.06%
Kimberly-Clark Corp.
5.30%, 03/01/41		50	59,683
6.63%, 08/01/37		25	33,723

			93,406
INSURANCE — 2.78%
ACE INA Holdings Inc.
4.15%, 03/13/43		50	49,361
4.35%, 11/03/45	(Call 05/03/45)[b]	35	36,420
Aflac Inc.
6.45%, 08/15/40		51	62,530
Alleghany Corp.
4.90%, 09/15/44	(Call 03/15/44)	25	23,678
Allstate Corp. (The)
4.50%, 06/15/43		95	99,444
American International Group Inc.
3.88%, 01/15/35	(Call 07/15/34)	25	21,101
4.38%, 01/15/55	(Call 07/15/54)	75	60,410
4.50%, 07/16/44	(Call 01/16/44)	20	17,506
6.25%, 05/01/36		270	292,404
Aon Corp.
6.25%, 09/30/40		100	115,854
Aon PLC
4.60%, 06/14/44	(Call 03/14/44)	25	23,748
Arch Capital Group U.S. Inc.
5.14%, 11/01/43		35	35,697
AXA SA
8.60%, 12/15/30		151	196,300
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[b]		100	97,492
5.75%, 01/15/40[b]		60	70,807
Berkshire Hathaway Inc.
4.50%, 02/11/43		25	25,156
Chubb Corp. (The)
6.00%, 05/11/37		31	38,231
6.50%, 05/15/38		45	58,839

Security		Principal (000s)	Value
Cincinnati Financial Corp.
6.92%, 05/15/28		$25	$32,018
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34		25	29,109
Farmers Exchange Capital III
5.45%, 10/15/54	(Call 10/15/34)[a,c]	100	98,228
Genworth Holdings Inc.
6.50%, 06/15/34		25	13,625
Guardian Life Insurance Co. of America (The)
7.38%, 09/30/39[a,b]		50	67,027
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43[b]		75	69,238
Liberty Mutual Group Inc.
4.85%, 08/01/44[a]		150	142,591
7.80%, 03/07/87[a]		50	54,688
Lincoln National Corp.
7.00%, 06/15/40		70	82,295
Loews Corp.
4.13%, 05/15/43	(Call 11/15/42)	50	45,539
Marsh & McLennan Companies Inc.
3.75%, 03/14/26	(Call 12/14/25)[b]	75	75,976
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/65[a]		50	46,152
8.88%, 06/01/39[a]		44	63,994
MetLife Inc.
4.05%, 03/01/45[b]		160	143,398
4.13%, 08/13/42		40	36,202
4.88%, 11/13/43		130	132,284
6.38%, 06/15/34		100	120,257
6.40%, 12/15/66	(Call 12/15/31)	175	171,500
Nationwide Financial Services Inc.
5.30%, 11/18/44[a]		50	52,936
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[a]		50	72,228
New York Life Insurance Co.
6.75%, 11/15/39[a]		80	103,627
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40[a]		130	157,734
Pacific Life Insurance Co.
9.25%, 06/15/39[a]		50	69,663

20	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Pacific LifeCorp
5.13%, 01/30/43[a]		$32	$31,829
Principal Financial Group Inc.
4.35%, 05/15/43[b]		76	69,116
Progressive Corp. (The)
4.35%, 04/25/44		75	77,351
Provident Financing Trust I
7.41%, 03/15/38		25	28,723
Prudential Financial Inc.
5.70%, 12/14/36		125	136,055
5.90%, 03/17/36		25	27,460
Series B
5.75%, 07/15/33		26	28,372
Series D
6.63%, 12/01/37		121	142,241
Swiss Re Treasury U.S. Corp.
4.25%, 12/06/42[a]		25	25,144
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44[a]		175	177,913
6.85%, 12/16/39[a]		26	32,678
Transatlantic Holdings Inc.
8.00%, 11/30/39		25	33,188
Travelers Companies Inc. (The)
4.60%, 08/01/43		50	54,008
6.25%, 06/15/37		101	129,779
Voya Financial Inc.
5.70%, 07/15/43		50	54,321
WR Berkley Corp.
4.75%, 08/01/44		50	48,409
XLIT Ltd.
5.25%, 12/15/43		20	20,563
5.50%, 03/31/45		35	33,018
6.25%, 05/15/27		25	29,563

			4,385,018
INTERNET — 0.11%
Amazon.com Inc.
4.95%, 12/05/44	(Call 06/05/44)	125	137,998
eBay Inc.
4.00%, 07/15/42	(Call 01/15/42)[b]	51	38,901

			176,899

Security		Principal (000s)	Value
IRON & STEEL — 0.26%
ArcelorMittal
7.75%, 03/01/41		$50	$39,750
8.00%, 10/15/39		75	58,987
Nucor Corp.
5.20%, 08/01/43	(Call 02/01/43)	50	46,816
6.40%, 12/01/37		50	53,292
U.S. Steel Corp.
6.65%, 06/01/37		25	11,000
Vale Overseas Ltd.
6.88%, 11/21/36[b]		236	163,135
8.25%, 01/17/34[b]		50	38,750

			411,730
LEISURE TIME — 0.02%
Harley-Davidson Inc.
4.63%, 07/28/45	(Call 01/28/45)	25	24,664

			24,664
LODGING — 0.01%
Starwood Hotels & Resorts Worldwide Inc.
4.50%, 10/01/34	(Call 04/01/34)	25	22,903

			22,903
MACHINERY — 0.25%
Caterpillar Inc.
3.80%, 08/15/42		203	182,120
4.75%, 05/15/64	(Call 11/15/63)[b]	25	23,821
Cummins Inc.
4.88%, 10/01/43	(Call 04/01/43)[b]	50	52,838
Deere & Co.
3.90%, 06/09/42	(Call 12/09/41)[b]	76	72,276
5.38%, 10/16/29		26	30,776
Rockwell Automation Inc.
6.70%, 01/15/28		25	32,999

			394,830
MANUFACTURING — 0.54%
3M Co.
3.88%, 06/15/44		45	45,897
5.70%, 03/15/37		16	20,242
6.38%, 02/15/28		25	33,480
Dover Corp.
5.38%, 03/01/41	(Call 12/01/40)	91	106,898

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Eaton Corp.
4.00%, 11/02/32[b]		$155	$152,404
General Electric Co.
4.13%, 10/09/42		180	181,018
Illinois Tool Works Inc.
3.90%, 09/01/42	(Call 03/01/42)	25	24,435
4.88%, 09/15/41	(Call 03/15/41)	44	49,160
Parker-Hannifin Corp.
4.20%, 11/21/34	(Call 05/21/34)	70	72,257
Siemens Financieringsmaatschappij NV
4.40%, 05/27/45[a]		100	105,808
Tyco International Finance SA
5.13%, 09/14/45	(Call 03/14/45)	50	51,264

			842,863
MEDIA — 3.10%
21st Century Fox America Inc.
4.75%, 09/15/44	(Call 03/15/44)	200	186,977
5.40%, 10/01/43		125	123,936
6.15%, 03/01/37		25	27,472
6.40%, 12/15/35		50	56,955
6.65%, 11/15/37		86	100,739
7.75%, 12/01/45		30	38,970
Belo Corp.
7.75%, 06/01/27		25	26,125
CBS Corp.
4.00%, 01/15/26	(Call 10/15/25)	25	24,956
4.60%, 01/15/45	(Call 07/15/44)	50	43,010
4.85%, 07/01/42	(Call 01/01/42)	70	61,848
4.90%, 08/15/44	(Call 02/15/44)	25	22,232
7.88%, 07/30/30		50	64,090
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%, 05/01/27	(Call 05/01/21)[a,b]	50	50,000
CCO Safari II LLC
6.38%, 10/23/35	(Call 04/23/35)[a]	25	26,141
6.83%, 10/23/55	(Call 04/23/55)[a]	250	256,719
Comcast Corp.
4.20%, 08/15/34	(Call 02/15/34)	280	283,896
4.25%, 01/15/33		350	356,347
4.60%, 08/15/45	(Call 02/15/45)	50	52,815
4.65%, 07/15/42		130	136,924
4.75%, 03/01/44		375	402,977
6.95%, 08/15/37		50	66,579

Security		Principal (000s)	Value
Cox Communications Inc.
4.80%, 02/01/35	(Call 08/01/34)[a]	$100	$83,580
8.38%, 03/01/39[a]		100	109,131
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42		50	46,871
6.00%, 08/15/40	(Call 05/15/40)	142	146,424
Discovery Communications LLC
4.88%, 04/01/43[b]		45	35,980
4.95%, 05/15/42		15	11,996
6.35%, 06/01/40[b]		50	47,854
Grupo Televisa SAB
6.63%, 01/15/40		71	73,557
Historic TW Inc.
6.63%, 05/15/29		325	374,164
iHeartCommunications Inc.
7.25%, 10/15/27		25	10,250
Knight Ridder Inc.
6.88%, 03/15/29		10	5,200
Liberty Interactive LLC
8.25%, 02/01/30		25	24,625
TCI Communications Inc.
7.88%, 02/15/26		100	137,104
Thomson Reuters Corp.
5.85%, 04/15/40		75	78,378
Time Warner Cable Inc.
4.50%, 09/15/42	(Call 03/15/42)	75	60,750
5.50%, 09/01/41	(Call 03/01/41)	25	21,879
6.75%, 06/15/39		165	163,835
7.30%, 07/01/38		95	99,733
Time Warner Entertainment Co. LP
8.38%, 07/15/33		100	118,064
Time Warner Inc.
4.65%, 06/01/44	(Call 12/01/43)	100	88,400
4.90%, 06/15/42		60	54,177
6.10%, 07/15/40		164	169,066
7.70%, 05/01/32		50	60,112
Viacom Inc.
4.85%, 12/15/34	(Call 06/15/34)	50	38,898
5.25%, 04/01/44	(Call 10/01/43)	50	38,956
6.88%, 04/30/36		136	129,795
Walt Disney Co. (The)
4.13%, 06/01/44		100	103,832
7.00%, 03/01/32		66	94,019

22	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Series E
4.13%, 12/01/41		$50	$51,900

			4,888,238
METAL FABRICATE & HARDWARE — 0.05%
Precision Castparts Corp.
3.90%, 01/15/43	(Call 07/15/42)[b]	50	49,756
4.20%, 06/15/35	(Call 12/15/34)	25	26,196

			75,952
MINING — 0.89%
Alcoa Inc.
5.90%, 02/01/27		25	22,750
5.95%, 02/01/37		25	19,500
6.75%, 01/15/28		25	22,688
Barrick North America Finance LLC
7.50%, 09/15/38		75	65,772
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39		96	77,308
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42		51	43,495
5.00%, 09/30/43		95	92,097
6.42%, 03/01/26		50	55,779
Corp. Nacional del Cobre Chile
5.63%, 10/18/43[d]		200	190,416
Freeport-McMoRan Inc.
5.40%, 11/14/34	(Call 05/14/34)	50	27,875
5.45%, 03/15/43	(Call 09/15/42)	95	53,675
Glencore Finance Canada Ltd.
5.55%, 10/25/42[a]		50	35,000
6.90%, 11/15/37[a]		24	18,720
Goldcorp Inc.
5.45%, 06/09/44	(Call 12/09/43)	25	21,450
Kinross Gold Corp.
6.88%, 09/01/41	(Call 03/01/41)	15	9,150
Newcrest Finance Pty Ltd.
5.75%, 11/15/41[a]		50	38,196
Newmont Mining Corp.
6.25%, 10/01/39		101	89,558
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40[b]		100	94,554
7.13%, 07/15/28		70	79,154
Rio Tinto Finance USA PLC
4.13%, 08/21/42	(Call 02/21/42)	50	41,942
4.75%, 03/22/42	(Call 09/22/41)	55	49,605

Security		Principal (000s)	Value
Southern Copper Corp.
5.25%, 11/08/42		$210	$157,762
Teck Resources Ltd.
5.40%, 02/01/43	(Call 08/01/42)	100	52,000
6.13%, 10/01/35		50	27,000
6.25%, 07/15/41	(Call 01/15/41)	31	16,430

			1,401,876
OFFICE & BUSINESS EQUIPMENT — 0.03%
Xerox Corp.
4.80%, 03/01/35[b]		30	28,184
6.75%, 12/15/39		25	20,980

			49,164
OIL & GAS — 3.99%
Alberta Energy Co. Ltd.
7.38%, 11/01/31		50	33,375
Anadarko Finance Co.
7.50%, 05/01/31		71	63,660
Anadarko Petroleum Corp.
4.50%, 07/15/44	(Call 01/15/44)	50	34,172
6.45%, 09/15/36		95	79,352
Apache Corp.
4.75%, 04/15/43	(Call 10/15/42)	100	75,662
5.10%, 09/01/40	(Call 03/01/40)	76	55,619
Apache Finance Canada Corp.
7.75%, 12/15/29		50	60,274
Canadian Natural Resources Ltd.
6.25%, 03/15/38		110	81,400
Cenovus Energy Inc.
6.75%, 11/15/39		126	88,200
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44		200	206,703
Conoco Funding Co.
7.25%, 10/15/31		100	105,852
ConocoPhillips
6.50%, 02/01/39[b]		215	212,970
ConocoPhillips Co.
4.15%, 11/15/34	(Call 05/15/34)	80	65,365
ConocoPhillips Holding Co.
6.95%, 04/15/29		125	131,698
Continental Resources Inc./OK
4.90%, 06/01/44	(Call 12/01/43)	50	30,000
Devon Energy Corp.
5.00%, 06/15/45	(Call 12/15/44)	100	65,379
5.60%, 07/15/41	(Call 01/15/41)	71	48,027

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Devon Financing Co. LLC
7.88%, 09/30/31		$100	$78,843
Diamond Offshore Drilling Inc.
4.88%, 11/01/43	(Call 05/01/43)[b]	44	25,520
5.70%, 10/15/39		10	6,300
Ecopetrol SA
5.88%, 05/28/45		75	52,781
7.38%, 09/18/43		50	39,750
Encana Corp.
5.15%, 11/15/41	(Call 05/15/41)	76	41,230
6.50%, 08/15/34		26	15,730
6.50%, 02/01/38		50	30,125
Eni USA Inc.
7.30%, 11/15/27		25	28,747
Ensco PLC
5.75%, 10/01/44	(Call 04/01/44)	50	23,500
EOG Resources Inc.
3.90%, 04/01/35	(Call 10/01/34)	50	40,824
5.10%, 01/15/36	(Call 07/15/35)	25	23,626
Exxon Mobil Corp.
3.57%, 03/06/45	(Call 09/06/44)[b]	75	69,336
Gazprom OAO Via Gaz Capital SA
4.95%, 02/06/28[d]		200	169,960
Hess Corp.
5.60%, 02/15/41		50	35,831
7.30%, 08/15/31		125	106,959
Husky Energy Inc.
6.80%, 09/15/37		10	8,300
Marathon Oil Corp.
6.60%, 10/01/37		75	49,500
Marathon Petroleum Corp.
4.75%, 09/15/44	(Call 03/15/44)	55	35,210
5.85%, 12/15/45	(Call 06/15/45)	50	36,291
6.50%, 03/01/41	(Call 09/01/40)	41	32,003
Motiva Enterprises LLC
6.85%, 01/15/40[a]		50	49,112
Murphy Oil Corp.
7.05%, 05/01/29		25	13,750
Nexen Energy ULC
6.40%, 05/15/37		110	126,571
7.50%, 07/30/39		50	62,946
Noble Energy Inc.
5.25%, 11/15/43	(Call 05/15/43)	75	55,695
6.00%, 03/01/41	(Call 09/01/40)	90	70,190

Security		Principal (000s)	Value
Noble Holding International Ltd.
5.25%, 03/15/42		$25	$9,750
6.20%, 08/01/40		26	10,920
Occidental Petroleum Corp.
4.63%, 06/15/45	(Call 12/15/44)	50	47,798
Pertamina Persero PT
5.63%, 05/20/43[d]		200	160,009
Petro-Canada
5.35%, 07/15/33		25	20,221
Petrobras Global Finance BV
5.63%, 05/20/43		50	29,047
6.75%, 01/27/41		75	46,875
6.85%, 06/05/49		100	62,125
6.88%, 01/20/40		50	31,375
7.25%, 03/17/44		150	97,725
Petroleos de Venezuela SA
5.38%, 04/12/27[d]		225	70,335
5.50%, 04/12/37[d]		50	15,500
6.00%, 11/15/26[d]		175	54,862
9.75%, 05/17/35[d]		125	46,250
Petroleos Mexicanos
5.50%, 06/27/44[a]		100	76,923
5.50%, 06/27/44[b]		100	77,114
5.63%, 01/23/46[a]		100	78,151
6.38%, 01/23/45		145	125,832
6.50%, 06/02/41		200	175,429
6.63%, 06/15/35		100	90,669
6.63%, 06/15/38		100	85,731
Petronas Capital Ltd.
4.50%, 03/18/45[d]		200	198,292
Phillips 66
4.88%, 11/15/44	(Call 05/15/44)[b]	175	159,062
Pride International Inc.
7.88%, 08/15/40		50	24,750
PTT PCL
5.88%, 08/03/35[a]		100	110,726
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[a]		250	268,574
Rowan Companies Inc.
5.85%, 01/15/44	(Call 07/15/43)	50	25,500
Shell International Finance BV
4.38%, 05/11/45		240	221,940
5.50%, 03/25/40		86	91,232
6.38%, 12/15/38		216	249,328

24	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Sinopec Group Overseas Development 2015 Ltd.
4.10%, 04/28/45[d]		$200	$186,740
Statoil ASA
3.95%, 05/15/43		200	171,342
Suncor Energy Inc.
6.50%, 06/15/38		150	135,956
6.85%, 06/01/39		25	23,195
7.15%, 02/01/32		36	34,806
Transocean Inc.
6.80%, 03/15/38		50	22,875
7.50%, 04/15/31		50	22,875
Valero Energy Corp.
4.90%, 03/15/45[b]		25	20,054
6.63%, 06/15/37		121	119,158
10.50%, 03/15/39		16	20,159

			6,285,543
OIL & GAS SERVICES — 0.39%
Baker Hughes Inc.
5.13%, 09/15/40[b]		135	118,985
Cameron International Corp.
7.00%, 07/15/38		25	27,530
Halliburton Co.
4.75%, 08/01/43	(Call 02/01/43)	170	141,386
5.00%, 11/15/45	(Call 05/15/45)	125	109,947
6.70%, 09/15/38[b]		100	105,277
National Oilwell Varco Inc.
3.95%, 12/01/42	(Call 06/01/42)[b]	51	34,799
Weatherford International Ltd./Bermuda
5.95%, 04/15/42	(Call 10/17/41)	50	29,250
6.75%, 09/15/40		80	48,800

			615,974
PACKAGING & CONTAINERS — 0.09%
Crown Cork & Seal Co. Inc.
7.38%, 12/15/26		25	26,687
Pactiv LLC
7.95%, 12/15/25		25	21,500
Sealed Air Corp.
6.88%, 07/15/33[a]		25	26,000
Sonoco Products Co.
5.75%, 11/01/40	(Call 05/01/40)	65	71,695

			145,882

Security		Principal (000s)	Value
PHARMACEUTICALS — 2.31%
Abbott Laboratories
5.30%, 05/27/40		$50	$56,989
6.15%, 11/30/37		36	45,585
AbbVie Inc.
4.40%, 11/06/42		140	133,854
4.70%, 05/14/45	(Call 11/14/44)	200	200,310
Actavis Funding SCS
4.55%, 03/15/35	(Call 09/15/34)	35	35,175
4.75%, 03/15/45	(Call 09/15/44)[b]	170	172,946
4.85%, 06/15/44	(Call 12/15/43)	75	76,851
Actavis Inc.
4.63%, 10/01/42	(Call 04/01/42)	99	98,029
AmerisourceBergen Corp.
4.25%, 03/01/45	(Call 09/01/44)	75	70,139
AstraZeneca PLC
4.00%, 09/18/42		50	47,946
6.45%, 09/15/37		213	271,290
Baxalta Inc.
5.25%, 06/23/45	(Call 12/23/44)[a]	50	47,081
Bristol-Myers Squibb Co.
3.25%, 08/01/42		141	127,926
4.50%, 03/01/44	(Call 09/01/43)	26	28,900
Cardinal Health Inc.
4.50%, 11/15/44	(Call 05/15/44)	75	71,963
4.60%, 03/15/43		25	24,583
Eli Lilly & Co.
3.70%, 03/01/45	(Call 09/01/44)	55	54,232
5.50%, 03/15/27		51	62,953
Express Scripts Holding Co.
6.13%, 11/15/41[b]		76	79,170
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38		160	205,563
Johnson & Johnson
4.38%, 12/05/33	(Call 06/05/33)	255	283,373
4.50%, 12/05/43	(Call 06/05/43)	100	113,477
McKesson Corp.
4.88%, 03/15/44	(Call 09/15/43)	75	74,698
6.00%, 03/01/41	(Call 09/01/40)	25	28,280
Mead Johnson Nutrition Co.
4.60%, 06/01/44	(Call 12/01/43)	50	47,717
Merck & Co. Inc.
3.60%, 09/15/42	(Call 03/15/42)	40	37,524
3.70%, 02/10/45	(Call 08/10/44)	270	256,639

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
4.15%, 05/18/43		$50	$51,153
6.55%, 09/15/37		25	33,447
Novartis Capital Corp.
4.40%, 05/06/44		175	188,940
Pfizer Inc.
5.60%, 09/15/40		25	29,855
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[b]		25	27,238
Wyeth LLC
5.95%, 04/01/37		307	376,277
6.50%, 02/01/34		75	97,012
Zoetis Inc.
4.70%, 02/01/43	(Call 08/01/42)	100	87,437

			3,644,552
PIPELINES — 1.80%
APT Pipelines Ltd.
5.00%, 03/23/35	(Call 12/23/34)[a]	60	55,101
Buckeye Partners LP
5.85%, 11/15/43	(Call 05/15/43)	50	37,168
CenterPoint Energy Resources Corp.
6.63%, 11/01/37		25	29,023
Colonial Pipeline Co.
7.63%, 04/15/32[a]		50	61,794
DCP Midstream LLC
6.75%, 09/15/37[a]		50	25,859
DCP Midstream Operating LP
5.60%, 04/01/44	(Call 10/01/43)	25	15,277
Enable Midstream Partners LP
5.00%, 05/15/44	(Call 11/15/43)	50	28,500
Enbridge Energy Partners LP
5.50%, 09/15/40	(Call 03/15/40)	46	35,079
7.38%, 10/15/45	(Call 04/15/45)	50	46,683
Energy Transfer Equity LP
5.50%, 06/01/27	(Call 03/01/27)	50	37,750
Energy Transfer Partners LP
4.75%, 01/15/26	(Call 10/15/25)	10	8,548
5.95%, 10/01/43	(Call 04/01/43)	50	38,838
6.50%, 02/01/42	(Call 08/01/41)	234	191,304
EnLink Midstream Partners LP
5.60%, 04/01/44	(Call 10/01/43)	35	21,350
Enterprise Products Operating LLC
4.85%, 08/15/42	(Call 02/15/42)	391	333,580
4.95%, 10/15/54	(Call 04/15/54)	50	39,026

Security		Principal (000s)	Value
5.10%, 02/15/45	(Call 08/15/44)	$50	$44,103
7.55%, 04/15/38		25	27,555
Gulfstream Natural Gas System LLC
5.95%, 10/15/45	(Call 04/15/45)[a]	25	22,572
Kinder Morgan Energy Partners LP
5.00%, 08/15/42	(Call 02/15/42)	40	30,776
5.00%, 03/01/43	(Call 09/01/42)	20	15,355
5.50%, 03/01/44	(Call 09/01/43)	125	101,989
5.80%, 03/15/35		25	20,273
6.95%, 01/15/38		75	66,848
7.50%, 11/15/40		26	23,304
Kinder Morgan Inc./DE
5.05%, 02/15/46	(Call 08/15/45)	50	38,816
5.30%, 12/01/34	(Call 06/01/34)	185	146,556
5.55%, 06/01/45	(Call 12/01/44)	100	82,471
7.80%, 08/01/31		50	48,725
Magellan Midstream Partners LP
4.20%, 12/01/42	(Call 06/01/42)	75	57,452
NGPL PipeCo LLC
7.77%, 12/15/37[a]		25	17,750
ONEOK Inc.
6.00%, 06/15/35		25	16,094
ONEOK Partners LP
6.20%, 09/15/43	(Call 03/15/43)	25	18,383
6.85%, 10/15/37		75	59,096
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44	(Call 12/15/43)	120	79,149
5.15%, 06/01/42	(Call 12/01/41)	25	17,207
6.65%, 01/15/37		25	20,286
Rockies Express Pipeline LLC
6.88%, 04/15/40[a]		25	17,500
7.50%, 07/15/38[a]		25	18,750
Spectra Energy Capital LLC
7.50%, 09/15/38		25	24,705
Spectra Energy Partners LP
4.50%, 03/15/45	(Call 09/15/44)	50	40,270
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44	(Call 10/01/43)	125	91,709
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28		125	124,559
TransCanada PipeLines Ltd.
4.63%, 03/01/34	(Call 12/01/33)	220	200,297

26	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
6.10%, 06/01/40		$40	$39,947
7.25%, 08/15/38		25	28,028
7.63%, 01/15/39		70	81,060
Williams Companies Inc. (The)
5.75%, 06/24/44	(Call 12/24/43)	25	16,250
8.75%, 03/15/32		51	41,820
Williams Partners LP
4.90%, 01/15/45	(Call 07/15/44)	50	33,250
5.40%, 03/04/44	(Call 09/04/43)	25	17,250
6.30%, 04/15/40		129	96,750

			2,831,785
PRIVATE EQUITY — 0.05%
KKR Group Finance Co. II LLC
5.50%, 02/01/43	(Call 08/01/42)[a]	75	74,894

			74,894
REAL ESTATE INVESTMENT TRUSTS — 0.35%
ERP Operating LP
4.50%, 07/01/44	(Call 01/01/44)	50	51,367
HCP Inc.
6.75%, 02/01/41	(Call 08/01/40)	50	54,366
Kilroy Realty LP
4.25%, 08/15/29	(Call 05/15/29)	50	50,804
Kimco Realty Corp.
4.25%, 04/01/45	(Call 10/01/44)	50	47,133
Omega Healthcare Investors Inc.
4.50%, 04/01/27	(Call 01/01/27)	25	23,861
Realty Income Corp.
4.13%, 10/15/26	(Call 07/15/26)	50	51,204
Simon Property Group LP
4.25%, 10/01/44	(Call 04/01/44)[b]	95	94,070
4.75%, 03/15/42	(Call 09/15/41)	25	26,414
Welltower Inc.
6.50%, 03/15/41	(Call 09/15/40)	25	29,055
Weyerhaeuser Co.
6.88%, 12/15/33		25	27,778
6.95%, 10/01/27		25	28,909
7.38%, 03/15/32		50	58,380

			543,341
RETAIL — 2.31%
Bed Bath & Beyond Inc.
5.17%, 08/01/44	(Call 02/01/44)	50	39,722
CVS Health Corp.
4.88%, 07/20/35	(Call 01/20/35)	125	134,398
5.13%, 07/20/45	(Call 01/20/45)	200	222,527

Security		Principal (000s)	Value
5.30%, 12/05/43	(Call 06/05/43)	$20	$22,464
6.25%, 06/01/27		75	89,851
CVS Pass-Through Trust
8.35%, 07/10/31[a]		21	26,538
Darden Restaurants Inc.
7.05%, 10/15/37		25	27,479
Home Depot Inc. (The)
4.25%, 04/01/46	(Call 10/01/45)	25	26,035
4.40%, 03/15/45	(Call 09/15/44)	20	21,319
5.88%, 12/16/36		275	341,079
5.95%, 04/01/41	(Call 10/01/40)	100	127,392
JC Penney Corp. Inc.
6.38%, 10/15/36		35	25,375
7.63%, 03/01/97		25	16,875
Kohl’s Corp.
5.55%, 07/17/45	(Call 01/17/45)	50	43,166
L Brands Inc.
6.88%, 11/01/35[a]		50	53,125
6.95%, 03/01/33		25	24,750
7.60%, 07/15/37		25	25,562
Lowe’s Companies Inc.
5.50%, 10/15/35		26	30,220
5.80%, 04/15/40	(Call 10/15/39)	50	60,636
6.50%, 03/15/29		36	46,738
6.65%, 09/15/37		50	65,807
Macy’s Retail Holdings Inc.
4.50%, 12/15/34	(Call 06/15/34)	100	78,384
6.38%, 03/15/37[b]		25	23,528
6.90%, 04/01/29		75	82,188
McDonald’s Corp.
3.63%, 05/01/43		75	64,348
3.70%, 02/15/42		50	43,635
4.60%, 05/26/45	(Call 11/26/44)[b]	25	25,039
4.88%, 12/09/45	(Call 06/09/45)[b]	100	104,728
6.30%, 10/15/37		115	137,007
New Albertsons Inc.
7.45%, 08/01/29		30	24,375
8.70%, 05/01/30		25	22,188
Nordstrom Inc.
5.00%, 01/15/44	(Call 07/15/43)	52	48,948
QVC Inc.
5.45%, 08/15/34	(Call 02/15/34)	50	41,185
Rite Aid Corp.
7.70%, 02/15/27		10	11,875

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Target Corp.
4.00%, 07/01/42[b]		$145	$146,418
6.35%, 11/01/32		55	70,612
Wal-Mart Stores Inc.
4.00%, 04/11/43	(Call 10/11/42)	150	150,492
4.30%, 04/22/44	(Call 10/22/43)[b]	200	210,672
5.00%, 10/25/40		40	45,283
5.25%, 09/01/35		50	58,783
5.63%, 04/15/41[b]		10	12,252
5.88%, 04/05/27		49	61,727
6.20%, 04/15/38		340	435,041
6.50%, 08/15/37		83	109,259
Walgreens Boots Alliance Inc.
4.50%, 11/18/34	(Call 05/18/34)	25	22,616
4.80%, 11/18/44	(Call 05/18/44)	120	108,578
Yum! Brands Inc.
6.88%, 11/15/37		25	21,750

			3,631,969
SEMICONDUCTORS — 0.34%
Applied Materials Inc.
5.10%, 10/01/35	(Call 04/01/35)	25	25,994
5.85%, 06/15/41		25	28,069
Intel Corp.
4.00%, 12/15/32		50	50,983
4.25%, 12/15/42		25	24,802
4.80%, 10/01/41		156	166,272
4.90%, 07/29/45	(Call 01/29/45)	100	108,308
KLA-Tencor Corp.
5.65%, 11/01/34	(Call 07/01/34)	25	23,997
QUALCOMM Inc.
4.80%, 05/20/45	(Call 11/20/44)	125	113,016

			541,441
SOFTWARE — 0.96%
Microsoft Corp.
3.50%, 02/12/35	(Call 08/12/34)	125	120,298
3.50%, 11/15/42		25	22,922
4.00%, 02/12/55	(Call 08/12/54)	125	116,607
4.20%, 11/03/35	(Call 05/03/35)	50	52,012
4.45%, 11/03/45	(Call 05/03/45)	200	212,909
5.20%, 06/01/39		25	29,138
5.30%, 02/08/41		182	214,959
Oracle Corp.
3.90%, 05/15/35	(Call 11/15/34)	50	48,420

Security		Principal (000s)	Value
4.13%, 05/15/45	(Call 11/15/44)	$125	$121,990
4.30%, 07/08/34	(Call 01/08/34)	200	203,755
4.38%, 05/15/55	(Call 11/15/54)	25	23,939
4.50%, 07/08/44	(Call 01/08/44)	205	210,607
6.50%, 04/15/38[b]		100	127,178

			1,504,734
TELECOMMUNICATIONS — 4.31%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29		75	76,313
Alltel Corp.
7.88%, 07/01/32		26	32,243
America Movil SAB de CV
6.13%, 03/30/40		100	111,440
6.38%, 03/01/35		90	101,967
AT&T Inc.
4.35%, 06/15/45	(Call 12/15/44)	555	474,070
4.50%, 05/15/35	(Call 11/15/34)	65	59,883
5.35%, 09/01/40		50	48,802
5.55%, 08/15/41		80	79,892
6.30%, 01/15/38		450	485,852
6.55%, 02/15/39		100	111,220
British Telecommunications PLC
9.63%, 12/15/30		146	210,320
CenturyLink Inc.
7.60%, 09/15/39		50	41,500
7.65%, 03/15/42		50	41,000
Series G
6.88%, 01/15/28		25	19,688
Cisco Systems Inc.
5.50%, 01/15/40		74	88,162
5.90%, 02/15/39		115	142,259
Corning Inc.
4.70%, 03/15/37[b]		26	25,124
4.75%, 03/15/42		50	47,772
5.75%, 08/15/40		45	48,015
Deutsche Telekom International Finance BV
4.88%, 03/06/42[a]		150	157,403
8.75%, 06/15/30		79	110,573
Embarq Corp.
8.00%, 06/01/36		75	72,000
Frontier Communications Corp.
7.88%, 01/15/27		25	19,375
9.00%, 08/15/31		50	40,750

28	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
Harris Corp.
4.85%, 04/27/35	(Call 10/27/34)	$30	$30,420
6.15%, 12/15/40		10	11,421
Juniper Networks Inc.
5.95%, 03/15/41		40	35,457
Koninklijke KPN NV
8.38%, 10/01/30		86	112,194
Motorola Solutions Inc.
5.50%, 09/01/44		25	18,439
Nokia OYJ
6.63%, 05/15/39		25	25,500
Orange SA
5.38%, 01/13/42		56	59,790
5.50%, 02/06/44	(Call 08/06/43)[b]	100	109,320
9.00%, 03/01/31		100	139,356
Pacific Bell Telephone Co.
7.13%, 03/15/26		50	61,919
Qwest Corp.
6.88%, 09/15/33	(Call 03/31/16)	65	59,800
7.13%, 11/15/43	(Call 03/31/16)	20	19,000
Rogers Communications Inc.
4.50%, 03/15/43	(Call 09/15/42)	50	47,308
5.00%, 03/15/44	(Call 09/15/43)	100	101,810
SES Global Americas Holdings GP
5.30%, 03/25/44[a]		24	22,048
Sprint Capital Corp.
6.88%, 11/15/28		125	90,625
8.75%, 03/15/32		100	77,000
Telecom Italia Capital SA
6.00%, 09/30/34		50	43,125
6.38%, 11/15/33		50	46,000
7.20%, 07/18/36		50	46,500
7.72%, 06/04/38		50	48,250
Telefonica Emisiones SAU
7.05%, 06/20/36		100	118,748
Telefonica Europe BV
8.25%, 09/15/30		57	73,954
U.S. Cellular Corp.
6.70%, 12/15/33		25	21,396
Verizon Communications Inc.
3.85%, 11/01/42	(Call 05/01/42)	100	83,809
4.40%, 11/01/34	(Call 05/01/34)	125	117,118
4.86%, 08/21/46[b]		350	339,301

Security		Principal (000s)	Value
5.01%, 08/21/54		$400	$369,518
5.05%, 03/15/34	(Call 12/15/33)	374	376,203
5.85%, 09/15/35		45	48,794
6.40%, 09/15/33		50	58,049
6.40%, 02/15/38		375	431,890
6.55%, 09/15/43		300	363,480
7.35%, 04/01/39		150	188,562
7.75%, 12/01/30		100	133,310
Vodafone Group PLC
6.15%, 02/27/37		150	154,301
7.88%, 02/15/30		50	59,083

			6,788,421
TEXTILES — 0.04%
Cintas Corp. No. 2
6.15%, 08/15/36		50	60,503

			60,503
TOYS, GAMES & HOBBIES — 0.06%
Hasbro Inc.
5.10%, 05/15/44	(Call 11/15/43)	50	47,769
6.35%, 03/15/40		25	27,780
Mattel Inc.
5.45%, 11/01/41	(Call 05/01/41)	26	25,610

			101,159
TRANSPORTATION — 1.60%
Burlington Northern Santa Fe LLC
4.15%, 04/01/45	(Call 10/01/44)	25	24,300
4.55%, 09/01/44	(Call 03/01/44)	25	25,724
4.70%, 09/01/45	(Call 03/01/45)	50	52,785
4.90%, 04/01/44	(Call 10/01/43)	155	167,053
5.75%, 05/01/40	(Call 11/01/39)	250	294,809
Canadian National Railway Co.
4.50%, 11/07/43	(Call 05/07/43)	50	54,646
6.20%, 06/01/36		50	65,084
6.38%, 11/15/37		41	54,535
Canadian Pacific Railway Co.
4.80%, 08/01/45	(Call 02/01/45)	75	74,884
5.75%, 01/15/42		50	55,721
5.95%, 05/15/37		76	85,799
CSX Corp.
3.95%, 05/01/50	(Call 11/01/49)	50	42,600
4.10%, 03/15/44	(Call 09/15/43)[b]	75	69,016
4.50%, 08/01/54	(Call 02/01/54)	25	22,875
6.00%, 10/01/36		26	29,940

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
6.15%, 05/01/37		$25	$29,343
6.22%, 04/30/40		81	95,915
FedEx Corp.
3.90%, 02/01/35		115	104,632
4.10%, 02/01/45		25	22,568
4.75%, 11/15/45	(Call 05/15/45)	100	99,995
4.90%, 01/15/34		50	51,444
5.10%, 01/15/44		25	25,872
Kansas City Southern
4.30%, 05/15/43	(Call 11/15/42)[a]	50	45,799
4.95%, 08/15/45	(Call 02/15/45)[a]	25	25,154
Norfolk Southern Corp.
4.45%, 06/15/45	(Call 12/15/44)	50	48,099
4.65%, 01/15/46	(Call 07/15/45)	10	9,903
4.80%, 08/15/43	(Call 02/15/43)	69	69,733
4.84%, 10/01/41		215	218,394
Union Pacific Corp.
3.38%, 02/01/35	(Call 08/01/34)	150	138,774
4.38%, 11/15/65	(Call 05/15/65)	50	47,250
4.75%, 09/15/41	(Call 03/15/41)	25	27,078
4.82%, 02/01/44	(Call 08/01/43)	50	54,942
6.63%, 02/01/29		50	66,983
United Parcel Service Inc.
3.63%, 10/01/42		100	98,076
6.20%, 01/15/38		86	113,258

			2,512,983
TRUCKING & LEASING — 0.03%
GATX Corp.
5.20%, 03/15/44	(Call 09/15/43)	50	48,847

			48,847
WATER — 0.07%
American Water Capital Corp.
4.30%, 12/01/42	(Call 06/01/42)	50	53,013
4.30%, 09/01/45	(Call 03/01/45)[b]	25	26,594
6.59%, 10/15/37		25	34,189

			113,796

TOTAL CORPORATE BONDS & NOTES
(Cost: $85,834,456)			79,046,174

Security		Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[e] — 7.47%
ARGENTINA — 0.39%
Argentine Republic Government International Bond
2.50%, 12/31/38[f,g]		$300	$197,250
2.50%, 12/31/38[f]		75	43,312
8.28%, 12/31/33		70	72,906
8.28%, 12/31/33		189	222,304
8.28%, 12/31/33[g]		70	80,652

			616,424
BRAZIL — 0.37%
Brazilian Government International Bond
5.00%, 01/27/45		300	212,250
5.63%, 01/07/41		200	155,000
7.13%, 01/20/37		100	93,000
10.13%, 05/15/27		100	126,250

			586,500
CANADA — 0.14%
Province of British Columbia Canada
6.50%, 01/15/26		25	33,722
Province of Quebec Canada
7.50%, 09/15/29		121	182,447

			216,169
CHILE — 0.09%
Chile Government International Bond
3.63%, 10/30/42		150	137,145

			137,145
COLOMBIA — 0.35%
Colombia Government International Bond
5.63%, 02/26/44	(Call 08/26/43)	200	181,624
6.13%, 01/18/41[b]		168	161,270
7.38%, 09/18/37[b]		200	217,685

			560,579
COSTA RICA — 0.11%
Costa Rica Government International Bond
7.00%, 04/04/44[d]		200	168,500

			168,500

30	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
DOMINICAN REPUBLIC — 0.13%
Dominican Republic International Bond
7.45%, 04/30/44[d]		$200	$198,500

			198,500
EL SALVADOR — 0.08%
El Salvador Government International Bond
7.65%, 06/15/35[d]		150	124,125

			124,125
HUNGARY — 0.04%
Hungary Government International Bond
7.63%, 03/29/41		50	68,850

			68,850
INDONESIA — 0.47%
Indonesia Government International Bond
5.13%, 01/15/45[d]		200	189,869
5.25%, 01/17/42[d]		200	190,831
6.63%, 02/17/37[d]		100	108,603
7.75%, 01/17/38[d]		100	119,737
8.50%, 10/12/35[d]		100	127,076

			736,116
IRAQ — 0.10%
Iraq International Bond
5.80%, 01/15/28	(Call 04/14/16)[d]	250	157,135

			157,135
ISRAEL — 0.14%
Israel Government International Bond
4.50%, 01/30/43		200	215,260

			215,260
ITALY — 0.09%
Italy Government International Bond
5.38%, 06/15/33[b]		124	146,561

			146,561
IVORY COAST — 0.11%
Ivory Coast Government International Bond
5.75%, 12/31/32	(Call 06/30/16)[d,f]	200	176,250

			176,250

Security	Principal (000s)	Value
JAMAICA — 0.13%
Jamaica Government International Bond
6.75%, 04/28/28	$200	$202,500

		202,500
KAZAKHSTAN — 0.11%
Kazakhstan Government International Bond
4.88%, 10/14/44[d]	200	172,736

		172,736
LEBANON — 0.11%
Lebanon Government International Bond
6.60%, 11/27/26[d]	75	73,125
6.75%, 11/29/27[d]	100	98,550

		171,675
MEXICO — 0.75%
Mexico Government International Bond
4.75%, 03/08/44[b]	258	243,154
5.55%, 01/21/45[b]	250	262,234
5.75%, 10/12/49	200	192,975
6.05%, 01/11/40	100	111,687
6.75%, 09/27/34[b]	100	123,789
7.50%, 04/08/33	100	133,081
8.30%, 08/15/31	75	110,579

		1,177,499
MOROCCO — 0.13%
Morocco Government International Bond
5.50%, 12/11/42[d]	200	198,850

		198,850
PANAMA — 0.22%
Panama Government International Bond
6.70%, 01/26/36[b]	105	130,281
8.88%, 09/30/27	50	70,855
9.38%, 04/01/29	100	148,043

		349,179

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security	Principal (000s)	Value
PERU — 0.27%
Peruvian Government International Bond
5.63%, 11/18/50	$150	$161,206
6.55%, 03/14/37[b]	100	119,609
8.75%, 11/21/33[b]	107	154,116

		434,931
PHILIPPINES — 0.69%
Philippine Government International Bond
3.95%, 01/20/40	400	428,000
6.38%, 01/15/32[b]	165	220,481
6.38%, 10/23/34	100	137,750
7.75%, 01/14/31	200	296,250

		1,082,481
QATAR — 0.18%
Qatar Government International Bond
6.40%, 01/20/40[a]	100	131,980
9.75%, 06/15/30[a]	100	160,600

		292,580
ROMANIA — 0.08%
Romanian Government International Bond
6.13%, 01/22/44[d]	100	120,051

		120,051
RUSSIA — 0.74%
Russian Foreign Bond – Eurobond
5.63%, 04/04/42[d]	200	194,000
7.50%, 03/31/30[d,f]	595	725,595
12.75%, 06/24/28[d]	150	241,685

		1,161,280
SOUTH AFRICA — 0.06%
South Africa Government International Bond
6.25%, 03/08/41	100	102,838

		102,838
SOUTH KOREA — 0.08%
Republic of Korea
5.63%, 11/03/25	100	127,277

		127,277
SUPRANATIONAL — 0.26%
Asian Development Bank
5.82%, 06/16/28	51	67,747
European Investment Bank
4.88%, 02/15/36	85	111,653

Security	Principal (000s)	Value
Inter-American Development Bank
3.88%, 10/28/41	$85	$99,147
4.38%, 01/24/44	50	63,195
International Bank for Reconstruction & Development
4.75%, 02/15/35	50	64,469

		406,211
TURKEY — 0.61%
Turkey Government International Bond
4.88%, 04/16/43	420	369,377
6.75%, 05/30/40[b]	100	111,531
6.88%, 03/17/36	125	140,505
7.25%, 03/05/38	125	146,804
8.00%, 02/14/34[b]	150	188,154

		956,371
UKRAINE — 0.05%
Ukraine Government International Bond
7.75%, 09/01/27[d]	100	83,520

		83,520
URUGUAY — 0.19%
Uruguay Government International Bond
4.13%, 11/20/45	100	81,850
5.10%, 06/18/50[b]	100	90,000
7.63%, 03/21/36	55	68,558
7.88%, 01/15/33[b]	50	63,125

		303,533
VENEZUELA — 0.20%
Venezuela Government International Bond
7.00%, 03/31/38[d]	100	35,000
7.00%, 03/31/38[d]	25	8,750
9.25%, 09/15/27	175	70,437
9.25%, 05/07/28[d]	100	37,500
9.38%, 01/13/34	100	36,450
11.75%, 10/21/26[d]	125	50,313
11.95%, 08/05/31[d]	200	81,500

		319,950

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $12,506,650)		11,771,576

32	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 4.33%
ARIZONA — 0.04%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	$50	$60,767

		60,767
CALIFORNIA — 1.43%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	50	69,853
6.91%, 10/01/50	100	143,665
California State Public Works Board RB BAB Series G-2
8.36%, 10/01/34	30	44,894
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	40	53,390
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	70	100,109
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	50	65,481
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	50	72,785
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	60	76,765
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	50	73,488
Los Angeles Department of Water & Power RB BAB Series A
5.72%, 07/01/39	100	127,764
Los Angeles Unified School District/CA GO BAB
5.76%, 07/01/29	150	184,659

Security		Principal (000s)	Value
Metropolitan Water District of Southern California RB BAB Series A
6.95%, 07/01/40	(Call 07/01/20)	$50	$59,344
Sacramento Municipal Utility District RB BAB
6.16%, 05/15/36		40	51,064
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49		50	67,298
State of California GO BAB
7.30%, 10/01/39		100	142,363
7.50%, 04/01/34		70	100,444
7.55%, 04/01/39		150	222,648
7.60%, 11/01/40		155	233,921
7.95%, 03/01/36	(Call 03/01/20)	100	120,591
University of California RB
Series AD
4.86%, 05/15/12		50	51,296
Series AQ
4.77%, 05/15/15		25	25,626
University of California RB BAB
5.77%, 05/15/43		95	121,375
6.27%, 05/15/31	(Call 05/15/19)	45	50,537

			2,259,360
COLORADO — 0.06%
Denver City & County School District No. 1 COP Series B
7.02%, 12/15/37		50	68,856
Regional Transportation District RB BAB Series B
5.84%, 11/01/50		20	27,097

			95,953
CONNECTICUT — 0.08%
State of Connecticut GO BAB
5.63%, 12/01/29		100	119,843

			119,843
DISTRICT OF COLUMBIA — 0.02%
District of Columbia RB BAB
5.58%, 12/01/35		25	31,901

			31,901

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security	Principal (000s)	Value
GEORGIA — 0.08%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010A
6.64%, 04/01/57	$55	$66,789
Project M, Series 2010A
6.66%, 04/01/57	50	59,689

		126,478
ILLINOIS — 0.32%
Illinois State Toll Highway Authority RB BAB Series B
5.85%, 12/01/34	35	44,174
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	55	66,613
State of Illinois GO
5.10%, 06/01/33[b]	375	348,641
5.65%, 12/01/38	50	48,518

		507,946
MARYLAND — 0.04%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	50	64,288

		64,288
MASSACHUSETTS — 0.18%
Commonwealth of Massachusetts GOL BAB Series E
5.46%, 12/01/39	100	127,617
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	25	32,182
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	50	64,143
University of Massachusetts Building Authority RB BAB
5.45%, 11/01/40	50	61,504

		285,446

Security		Principal (000s)	Value
NEVADA — 0.05%
County of Clark Department of Aviation RB BAB Series C
6.82%, 07/01/45		$50	$73,607

			73,607
NEW JERSEY — 0.24%
New Jersey Economic Development Authority RB Series A
7.43%, 02/15/29	(NPFGC)	100	119,805
New Jersey State Turnpike Authority RB BAB Series F
7.41%, 01/01/40		85	125,181
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40		50	55,266
Series C
6.10%, 12/15/28	(Call 12/15/20)	75	77,876

			378,128
NEW YORK — 0.74%
City of New York NY GO BAB
5.21%, 10/01/31		50	58,905
5.97%, 03/01/36		50	64,734
Metropolitan Transportation Authority RB BAB Series C-1
6.69%, 11/15/40		150	206,268
New York City Transitional Finance Authority Building Aid Revenue RB Series B
6.83%, 07/15/40		75	103,980
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27		100	119,375
New York City Water & Sewer System RB BAB
5.72%, 06/15/42		100	130,921
6.01%, 06/15/42		25	33,801

34	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security		Principal (000s)	Value
New York State Dormitory Authority RB BAB
5.63%, 03/15/39		$100	$124,269
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39		55	69,181
Port Authority of New York & New Jersey RB
4.46%, 10/01/62		200	202,548
6.04%, 12/01/29		40	51,013

			1,164,995
OHIO — 0.14%
American Municipal Power Inc. RB BAB
7.83%, 02/15/41		35	49,205
Series E
6.27%, 02/15/50		50	59,801
Ohio State University (The) RB Series A
4.80%, 06/01/11		75	78,042
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
4.88%, 12/01/34		25	29,127

			216,175
OREGON — 0.18%
Oregon School Boards Association GOL Series B
5.55%, 06/30/28	(NPFGC)	100	119,737
State of Oregon Department of Transportation RB BAB Series 2010A
5.83%, 11/15/34		50	65,933
State of Oregon GO
5.89%, 06/01/27		75	93,998

			279,668
PENNSYLVANIA — 0.04%
Pennsylvania Turnpike Commission RB BAB Series B
5.56%, 12/01/49		50	62,661

			62,661

Security		Principal (000s)	Value
SOUTH CAROLINA — 0.04%
South Carolina State Public Service Authority RB Series C
5.78%, 12/01/41		$50	$59,348

			59,348
TENNESSEE — 0.03%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB
6.73%, 07/01/43		40	53,168

			53,168
TEXAS — 0.51%
City of Houston TX Combined Utility System Revenue RB Series B
3.83%, 05/15/28		50	54,524
City of Houston TX GOL Series A
6.29%, 03/01/32		50	62,019
City Public Service Board of San Antonio TX RB BAB
5.72%, 02/01/41		25	32,486
5.81%, 02/01/41		50	64,597
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44		50	69,318
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44		30	37,180
Dallas Independent School District GO BAB
6.45%, 02/15/35	(Call 02/15/21) (PSF)	40	47,688
North Texas Tollway Authority RB BAB
6.72%, 01/01/49		75	107,219
Permanent University Fund RB BAB
5.26%, 07/01/39		100	127,318
State of Texas GO BAB Series A
4.63%, 04/01/33		100	113,776

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	$75	$91,657

807,782
VIRGINIA — 0.04%
Virginia Commonwealth Transportation Board RB BAB
5.35%, 05/15/35	(SAP)	50	59,542

59,542
WASHINGTON — 0.04%
State of Washington GO BAB
5.14%, 08/01/40	50	62,297

62,297
WISCONSIN — 0.03%
State of Wisconsin RB Series A
5.70%, 05/01/26	(AGM)	45	53,540

53,540

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $6,824,371)	6,822,893

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 36.08%
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.88%
Federal Home Loan Banks
5.50%, 07/15/36[b]	150	207,142
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	1,646	2,414,351
6.75%, 03/15/31[b]	100	150,764
Federal National Mortgage Association
6.25%, 05/15/29	100	142,934
Tennessee Valley Authority
3.50%, 12/15/42[b]	50	49,803

2,964,994
U.S. GOVERNMENT OBLIGATIONS — 34.20%
U.S. Treasury Note/Bond
2.50%, 02/15/45	1,475	1,437,299
2.50%, 02/15/46	2,000	1,952,040
2.75%, 11/15/42	674	697,152
2.88%, 08/15/45[b]	2,425	2,552,846
3.00%, 11/15/44	9,775	10,557,880

Security	Principal or Shares (000s)	Value
3.00%, 05/15/45	$1,375	$1,483,845
3.00%, 11/15/45[b]	1,450	1,566,435
3.13%, 11/15/41	1,050	1,174,047
3.13%, 02/15/42	960	1,072,675
3.13%, 08/15/44	3,050	3,380,437
3.38%, 05/15/44	350	407,018
3.75%, 08/15/41[b]	74	91,669
3.88%, 08/15/40	1,700	2,140,147
4.38%, 11/15/39	6,445	8,710,288
4.38%, 05/15/40	895	1,210,335
4.38%, 05/15/41[b]	130	176,441
4.63%, 02/15/40	3,044	4,259,012
4.75%, 02/15/37	127	180,312
4.75%, 02/15/41[b]	2,950	4,212,305
5.25%, 11/15/28	950	1,302,080
5.25%, 02/15/29[b]	1,000	1,374,420
5.38%, 02/15/31[b]	150	214,928
6.13%, 11/15/27	600	867,660
6.25%, 05/15/30[b]	525	800,720
6.63%, 02/15/27[b]	1,400	2,067,884

		53,889,875

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $55,325,722)		56,854,869

SHORT-TERM INVESTMENTS — 13.19%

MONEY MARKET FUNDS — 13.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[h,i,j]	17,835	17,834,937
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[h,j]	1,580	1,579,594
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[h,i]	1,362	1,362,218

		20,776,749

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,776,749)		20,776,749

36	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 29, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 111.24%
(Cost: $181,267,948)	$175,272,261
Other Assets, Less Liabilities — (11.24)%	(17,712,188)

NET ASSETS — 100.00%	$157,560,073

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Variable rate security. Rate shown is as of report date.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Issuer is in default of interest payments.
[h]	Affiliated issuer. See Note 2.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.30%

MORTGAGE-BACKED SECURITIES — 1.30%
Banc of America Commercial Mortgage Trust
Series 2007-2, Class A4
5.64%, 04/10/49[a]	$9,950	$10,043,357
CD Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, 12/11/49	13,877	14,180,915
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46	10,000	10,851,531
Series 2014-GC25, Class AAB
3.37%, 10/10/47	10,000	10,366,133
Series 2014-GC25, Class AS
4.02%, 10/10/47	5,209	5,446,178
Series 2015-GC27, Class AAB
2.94%, 02/10/48	11,256	11,390,766
COMM Mortgage Trust
Series 2013-CR8, Class A2
2.37%, 06/10/46	7,500	7,561,219
Series 2013-CR11, Class A4
4.26%, 10/10/46	13,802	15,135,768
Series 2013-CR12, Class A4
4.05%, 10/10/46	6,000	6,483,961
Series 2014-CR16, Class A4
4.05%, 04/10/47	2,800	3,016,280
Series 2014-CR18, Class AM
4.10%, 07/15/47	10,000	10,609,633
Series 2014-UBS2, Class A5
3.96%, 03/10/47	9,700	10,294,298
Series 2014-UBS3, Class A4
3.82%, 06/10/47	12,887	13,605,187
Series 2015-CR24, Class A5
3.70%, 08/10/55	16,990	17,734,584
Series 2015-DC1, Class A5
3.35%, 02/10/48	2,750	2,791,159
Series 2015-DC1, Class C
4.35%, 02/10/48[a]	3,000	2,740,900
Series 2015-LC21, Class A4
3.71%, 07/10/48	15,500	16,148,163

Security	Principal (000s)	Value
Series 2015-PC1, Class A2
3.15%, 07/10/50	$3,000	$3,098,985
Series 2015-PC1, Class A5
3.90%, 07/10/50	3,650	3,853,002
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.50%, 06/15/57	10,000	10,231,514
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.79%, 08/10/45[a]	50,163	51,142,317
Series 2013-GC12, Class AS
3.38%, 06/10/46	5,000	5,078,010
Series 2013-GC16, Class A4
4.27%, 11/10/46	10,000	10,951,611
Series 2014-GC20, Class A3
3.68%, 04/10/47	1,000	1,045,572
Series 2015-GC32, Class A2
3.06%, 07/10/48	2,000	2,070,122
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2
3.05%, 04/15/47	5,700	5,883,441
Series 2014-C22, Class A4
3.80%, 09/15/47 (Call 07/15/24)	7,000	7,398,618
Series 2014-C23, Class A5
3.93%, 09/15/47 (Call 09/15/24)	9,660	10,305,588
Series 2014-C24, Class A2
2.94%, 11/15/47	9,000	9,258,062
Series 2014-C25, Class B
4.35%, 11/15/47 (Call 11/11/24)[a]	3,800	3,874,249
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class A3
2.48%, 12/15/47	5,250	5,254,224
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	8,836	9,136,316
Series 2007-LD12, Class A4
5.88%, 02/15/51[a]	3,300	3,402,214
Series 2014-C20, Class A5
3.80%, 07/15/47	9,000	9,500,730

38	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class AM
5.20%, 12/12/49	$11,408	$11,629,621
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4
3.10%, 05/15/46	5,000	5,127,919
Series 2014-C19, Class A2
3.10%, 12/15/47	4,000	4,126,538
Series 2015-C22, Class A4
3.31%, 04/15/48	5,000	5,070,097
Series 2015-C23, Class A4
3.72%, 07/15/50	1,850	1,936,912
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4
5.92%, 06/11/49[a]	10,374	10,721,171
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/63	10,115	10,611,253
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5
3.82%, 08/15/50	15,200	16,093,088
Series 2015-C27, Class A5
3.45%, 02/15/48	8,500	8,718,333
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2
3.43%, 06/15/45	5,000	5,218,785
Series 2012-C10, Class A3
2.88%, 12/15/45	15,800	15,944,223
Series 2013-C11, Class A4
3.04%, 03/15/45	11,671	11,955,881

		427,038,428

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $417,033,829)		427,038,428

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 24.94%

ADVERTISING — 0.06%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$1,800	$1,757,786
4.00%, 03/15/22	110	111,550
4.20%, 04/15/24	2,400	2,393,159
Omnicom Group Inc.
3.63%, 05/01/22[b]	5,275	5,329,498
3.65%, 11/01/24 (Call 08/01/24)[b]	275	276,163
4.45%, 08/15/20	515	539,193
WPP Finance 2010
3.63%, 09/07/22	1,000	1,010,886
3.75%, 09/19/24	6,000	5,960,320
4.75%, 11/21/21[b]	3,000	3,251,529
5.13%, 09/07/42	15	14,101
5.63%, 11/15/43	20	20,324

		20,664,509
AEROSPACE & DEFENSE — 0.33%
Boeing Capital Corp.
4.70%, 10/27/19	2,100	2,308,032
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)[b]	340	335,153
2.20%, 10/30/22 (Call 08/30/22)	155	152,899
2.50%, 03/01/25 (Call 12/01/24)	95	93,931
2.60%, 10/30/25 (Call 07/30/25)[b]	145	143,756
2.85%, 10/30/24 (Call 07/30/24)[b]	835	851,238
3.30%, 03/01/35 (Call 09/01/34)	545	514,747
3.50%, 03/01/45 (Call 09/01/44)[b]	2,220	2,085,074
4.88%, 02/15/20	4,650	5,165,097
6.00%, 03/15/19	200	225,159
6.63%, 02/15/38	40	54,744
6.88%, 03/15/39	35	49,589
Embraer Netherlands Finance BV
5.05%, 06/15/25	3,003	2,484,983
Embraer Overseas Ltd.
5.70%, 09/16/23[c]	25	22,063
General Dynamics Corp.
2.25%, 07/15/16[b]	300	301,604
2.25%, 11/15/22 (Call 08/15/22)	2,065	2,018,107
3.60%, 11/15/42 (Call 05/15/42)[b]	15	14,722
3.88%, 07/15/21 (Call 04/15/21)	1,900	2,054,220

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Harris Corp.
5.55%, 10/01/21	$550	$610,508
L-3 Communications Corp.
3.95%, 11/15/16	1,900	1,924,520
3.95%, 05/28/24 (Call 02/28/24)[b]	380	357,185
4.75%, 07/15/20[b]	2,232	2,296,528
4.95%, 02/15/21 (Call 11/15/20)	975	1,009,277
5.20%, 10/15/19	2,675	2,817,872
Lockheed Martin Corp.
1.85%, 11/23/18	1,215	1,222,369
2.13%, 09/15/16	2,525	2,538,218
2.50%, 11/23/20 (Call 10/23/20)[b]	385	390,902
2.90%, 03/01/25 (Call 12/01/24)[b]	2,605	2,598,600
3.10%, 01/15/23 (Call 11/15/22)	90	92,357
3.35%, 09/15/21	2,045	2,142,889
3.55%, 01/15/26 (Call 10/15/25)[b]	180	188,807
3.60%, 03/01/35 (Call 09/01/34)	2,465	2,300,416
3.80%, 03/01/45 (Call 09/01/44)	2,175	2,030,012
4.07%, 12/15/42	4,062	3,958,391
4.25%, 11/15/19	150	161,924
4.50%, 05/15/36 (Call 11/15/35)	240	252,224
4.70%, 05/15/46 (Call 11/15/45)	5,315	5,707,026
4.85%, 09/15/41	228	245,481
Series B
6.15%, 09/01/36	35	43,164
Northrop Grumman Corp.
1.75%, 06/01/18	3,337	3,335,395
3.25%, 08/01/23	5,166	5,330,700
3.50%, 03/15/21	2,000	2,094,973
3.85%, 04/15/45 (Call 10/15/44)	1,025	979,999
4.75%, 06/01/43	1,230	1,334,958
5.05%, 11/15/40[b]	455	507,353
Northrop Grumman Systems Corp.
7.75%, 02/15/31	115	161,240
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,300	1,317,977
3.13%, 10/15/20[b]	350	368,545
4.20%, 12/15/44 (Call 06/15/44)[b]	510	545,178
4.70%, 12/15/41	545	619,352
6.40%, 12/15/18	5,009	5,666,281
7.20%, 08/15/27	1,765	2,418,949
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	575	596,326

Security	Principal (000s)	Value
3.70%, 12/15/23 (Call 09/15/23)	$1,725	$1,817,688
4.80%, 12/15/43 (Call 06/15/43)	25	27,552
United Technologies Corp.
1.78%, 05/04/18[d]	4,300	4,277,852
1.80%, 06/01/17	52	52,262
3.10%, 06/01/22	5,325	5,523,950
4.15%, 05/15/45 (Call 11/16/44)	4,300	4,172,373
4.50%, 04/15/20	800	872,405
4.50%, 06/01/42	2,986	3,055,648
5.40%, 05/01/35	25	28,814
5.70%, 04/15/40[b]	2,845	3,363,017
6.05%, 06/01/36	55	66,579
6.13%, 02/01/19	2,522	2,820,422
6.13%, 07/15/38	4,737	5,838,447
6.70%, 08/01/28	300	389,244
7.50%, 09/15/29	50	69,171

		109,416,438
AGRICULTURE — 0.27%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[b]	2,500	2,540,098
2.95%, 05/02/23	100	99,925
4.00%, 01/31/24[b]	5,090	5,472,055
4.25%, 08/09/42	180	171,481
4.50%, 05/02/43	3,400	3,363,136
4.75%, 05/05/21	5,925	6,543,873
5.38%, 01/31/44	4,405	4,969,192
9.95%, 11/10/38	105	171,784
10.20%, 02/06/39	60	100,382
Archer-Daniels-Midland Co.
4.02%, 04/16/43[b]	56	54,078
4.48%, 03/01/21	3,250	3,595,443
4.54%, 03/26/42	240	249,948
5.77%, 03/01/41[d]	300	370,117
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	20	20,178
3.50%, 11/24/20 (Call 10/24/20)	2,685	2,693,968
4.10%, 03/15/16	1,150	1,151,347
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)[b]	3,250	3,356,595
Philip Morris International Inc.
1.13%, 08/21/17	36	36,018
1.25%, 08/11/17[b]	355	355,804
1.25%, 11/09/17	573	572,984

40	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
1.38%, 02/25/19	$635	$633,755
1.63%, 03/20/17[b]	100	100,452
2.50%, 05/16/16	1,500	1,505,927
2.50%, 08/22/22	3,000	3,020,211
2.63%, 03/06/23[b]	100	101,307
2.75%, 02/25/26 (Call 11/25/25)	1,975	1,993,356
2.90%, 11/15/21[b]	150	155,133
3.25%, 11/10/24[b]	1,855	1,942,139
3.38%, 08/11/25 (Call 05/11/25)[b]	1,000	1,054,541
3.60%, 11/15/23	555	598,695
3.88%, 08/21/42	76	72,782
4.13%, 05/17/21	2,500	2,739,911
4.13%, 03/04/43	1,090	1,090,931
4.25%, 11/10/44[b]	3,400	3,479,766
4.38%, 11/15/41	3,325	3,415,917
4.50%, 03/20/42[b]	1,555	1,628,499
4.88%, 11/15/43[b]	85	94,341
5.65%, 05/16/18	2,501	2,721,478
6.38%, 05/16/38	2,075	2,665,937
Reynolds American Inc.
2.30%, 08/21/17[b]	3,224	3,252,400
2.30%, 06/12/18[b]	235	237,656
3.25%, 06/12/20	5,984	6,217,568
4.00%, 06/12/22[b]	215	230,564
4.45%, 06/12/25 (Call 03/12/25)	850	923,627
4.85%, 09/15/23	25	27,936
5.70%, 08/15/35 (Call 02/15/35)	750	845,459
5.85%, 08/15/45 (Call 02/15/45)[b]	5,440	6,385,933
6.15%, 09/15/43	80	94,893
6.75%, 06/15/17	3,118	3,346,955
6.88%, 05/01/20	1,600	1,858,963
7.25%, 06/15/37	750	945,366
7.75%, 06/01/18	218	249,250

		89,520,054
AIRLINES — 0.10%
American Airlines 2011-1 Pass Through Trust Class A
5.25%, 07/31/22	286	303,382
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	2,731	2,894,340
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28[b]	47	46,915

Security	Principal (000s)	Value
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	$7,545	$7,281,205
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	36	40,619
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	845	889,592
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25	2,192	2,249,933
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	90	91,940
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20	553	580,885
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	2,660	2,805,886
Delta Air Lines Inc. 2015-1 Pass Through Trust Class AA
3.63%, 01/30/29	980	982,644
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	4,695	4,710,894
2.75%, 11/06/19 (Call 10/06/19)	950	970,870
U.S. Airways 2012-2 Pass Through Trust Class A
4.63%, 12/03/26	83	86,024
United Airlines 2014-1 Pass Through Trust Class A
4.00%, 10/11/27[b]	1,455	1,488,166
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	1,031	1,033,578
United Airlines 2015-1 Pass Through Trust Class AA
3.45%, 06/01/29	5,000	5,012,500

		31,469,373
APPAREL — 0.03%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	3,425	3,426,907

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.63%, 05/01/43 (Call 11/01/42)	$15	$14,607
3.88%, 11/01/45 (Call 05/01/45)[b]	1,585	1,608,672
Ralph Lauren Corp.
2.13%, 09/26/18 (Call 08/26/18)	300	304,254
2.63%, 08/18/20 (Call 07/18/20)[b]	2,500	2,557,704
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	1,780	1,896,801
6.45%, 11/01/37	65	85,338

		9,894,283
AUTO MANUFACTURERS — 0.36%
American Honda Finance Corp.
1.20%, 07/14/17	2,525	2,518,455
1.50%, 03/13/18	300	298,856
1.55%, 12/11/17[b]	1,125	1,125,160
1.60%, 07/13/18	1,000	996,727
1.70%, 02/22/19	1,395	1,397,727
2.13%, 10/10/18	1,130	1,138,114
2.15%, 03/13/20[b]	2,000	2,006,061
2.25%, 08/15/19	2,050	2,069,598
2.45%, 09/24/20	1,000	1,012,045
Daimler Finance North America LLC
8.50%, 01/18/31	2,200	3,288,801
Ford Holdings LLC
9.30%, 03/01/30[b]	1,400	1,866,806
Ford Motor Co.
4.75%, 01/15/43[b]	2,230	2,022,713
6.38%, 02/01/29[b]	1,250	1,394,186
6.63%, 10/01/28[b]	640	727,152
7.40%, 11/01/46[b]	1,000	1,209,786
7.45%, 07/16/31	1,100	1,328,096
Ford Motor Credit Co. LLC
2.55%, 10/05/18	1,000	991,535
3.16%, 08/04/20	1,000	991,246
3.20%, 01/15/21[b]	1,200	1,188,061
3.22%, 01/09/22	2,950	2,872,603
4.13%, 08/04/25	2,000	1,991,105
4.39%, 01/08/26	1,000	1,011,750
General Motors Co.
3.50%, 10/02/18	2,000	2,002,831
4.00%, 04/01/25[b]	550	504,880
4.88%, 10/02/23[b]	1,194	1,192,732
5.00%, 04/01/35	510	441,549

Security	Principal (000s)	Value
5.20%, 04/01/45[b]	$5,450	$4,648,562
6.25%, 10/02/43	80	76,854
6.60%, 04/01/36 (Call 10/01/35)[b]	1,515	1,565,556
General Motors Financial Co. Inc.
3.10%, 01/15/19	370	364,366
3.15%, 01/15/20 (Call 12/15/19)[b]	3,593	3,494,241
3.20%, 07/13/20 (Call 06/13/20)[b]	3,650	3,538,052
3.25%, 05/15/18	150	149,390
3.45%, 04/10/22 (Call 02/10/22)	2,100	1,986,402
3.70%, 11/24/20 (Call 10/24/20)	5,380	5,294,602
4.00%, 01/15/25 (Call 10/15/24)	5,850	5,378,834
4.20%, 03/01/21 (Call 12/01/20)	1,500	1,505,118
4.30%, 07/13/25 (Call 04/13/25)	4,950	4,643,237
4.38%, 09/25/21	450	451,174
4.75%, 08/15/17	5,000	5,127,855
5.25%, 03/01/26 (Call 12/01/25)	905	912,519
PACCAR Financial Corp.
1.10%, 06/06/17	1,500	1,493,600
1.40%, 11/17/17	200	199,523
1.40%, 05/18/18	1,050	1,043,370
1.45%, 03/09/18	2,325	2,313,882
1.65%, 02/25/19	765	765,612
2.25%, 02/25/21	1,500	1,504,434
2.50%, 08/14/20	1,000	1,013,204
Toyota Motor Credit Corp.
1.25%, 10/05/17	1,750	1,747,478
1.38%, 01/10/18[b]	1,500	1,498,171
1.45%, 01/12/18[b]	3,149	3,149,477
1.55%, 07/13/18	1,865	1,865,358
1.70%, 02/19/19	4,000	4,011,262
1.75%, 05/22/17	544	547,681
2.00%, 10/24/18	1,320	1,332,200
2.10%, 01/17/19[b]	1,300	1,317,746
2.13%, 07/18/19[b]	2,000	2,023,683
2.15%, 03/12/20[b]	5,590	5,657,653
2.63%, 01/10/23[b]	2,100	2,110,969
3.30%, 01/12/22[b]	2,065	2,161,785
3.40%, 09/15/21	1,420	1,494,206
4.25%, 01/11/21	2,750	3,012,321

		116,988,952
AUTO PARTS & EQUIPMENT — 0.05%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)[b]	750	667,060
4.63%, 09/15/20	1,650	1,768,674

42	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Delphi Automotive PLC
3.15%, 11/19/20 (Call 10/19/20)	$950	$959,342
4.25%, 01/15/26 (Call 10/15/25)[b]	350	355,741
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)[b]	2,239	2,285,206
5.00%, 02/15/23 (Call 02/15/18)[b]	300	307,500
Johnson Controls Inc.
2.60%, 12/01/16	1,120	1,131,123
3.75%, 12/01/21 (Call 09/01/21)	1,000	1,026,453
4.25%, 03/01/21	2,150	2,249,797
4.95%, 07/02/64 (Call 01/02/64)	1,020	885,743
5.00%, 03/30/20	1,375	1,480,557
5.25%, 12/01/41 (Call 06/01/41)	15	14,874
5.70%, 03/01/41	615	648,010
6.00%, 01/15/36	165	179,934
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	50	50,117
4.15%, 10/01/25 (Call 07/01/25)[b]	1,500	1,559,933

		15,570,064
BANKS — 5.60%
Abbey National Treasury Services PLC/United Kingdom
1.65%, 09/29/17	150	149,444
2.00%, 08/24/18	1,935	1,930,740
2.38%, 03/16/20[b]	3,750	3,691,302
3.05%, 08/23/18	750	767,269
4.00%, 04/27/16	4,050	4,069,561
4.00%, 03/13/24[b]	3,150	3,340,711
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	4,785	4,759,008
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 01/10/17	3,000	3,002,997
1.50%, 01/16/18[b]	4,000	3,986,049
2.25%, 06/13/19	1,500	1,511,249
2.70%, 11/16/20[b]	2,000	2,032,151
3.70%, 11/16/25[b]	1,000	1,053,262
Bank of America Corp.
1.70%, 08/25/17[b]	34,018	33,863,874
2.00%, 01/11/18	1,720	1,711,519
2.60%, 01/15/19	1,275	1,279,466
2.63%, 10/19/20[b]	1,804	1,790,246
2.65%, 04/01/19[b]	2,410	2,419,754

Security	Principal (000s)	Value
3.30%, 01/11/23[b]	$8,425	$8,378,054
3.88%, 03/22/17	100	102,333
3.88%, 08/01/25[b]	14,500	14,884,302
4.00%, 04/01/24[b]	2,108	2,175,410
4.00%, 01/22/25	1,900	1,852,522
4.10%, 07/24/23	100	103,936
4.13%, 01/22/24	6,449	6,706,020
4.20%, 08/26/24	11,285	11,252,041
4.25%, 10/22/26	3,505	3,477,809
4.45%, 03/03/26	705	705,000
4.88%, 04/01/44	3,875	4,035,844
5.00%, 05/13/21[b]	2,700	2,952,482
5.00%, 01/21/44	2,315	2,444,630
5.42%, 03/15/17	700	724,182
5.63%, 07/01/20	9,430	10,448,166
5.70%, 05/02/17	2,750	2,865,593
5.70%, 01/24/22	4,430	4,990,013
5.75%, 12/01/17	21,780	23,056,328
5.88%, 01/05/21[b]	690	778,755
5.88%, 02/07/42	2,635	3,048,361
6.40%, 08/28/17	600	635,946
6.50%, 08/01/16	5,350	5,466,191
6.75%, 06/01/28	50	57,982
6.88%, 04/25/18	9,028	9,855,056
6.88%, 11/15/18	500	556,004
7.63%, 06/01/19	600	692,079
7.75%, 05/14/38	800	1,021,790
Series L
2.25%, 04/21/20[b]	590	578,044
3.95%, 04/21/25	3,055	2,965,488
4.75%, 04/21/45[b]	20	18,348
Bank of America N.A.
2.05%, 12/07/18[b]	600	597,725
6.00%, 10/15/36	9,601	11,364,742
Bank of Montreal
1.30%, 07/15/16	3,300	3,306,435
1.30%, 07/14/17 (Call 06/14/17)	2,000	1,996,168
1.45%, 04/09/18 (Call 03/09/18)[b]	3,547	3,525,847
1.80%, 07/31/18[b]	1,000	1,000,195
2.38%, 01/25/19 (Call 12/25/18)	3,450	3,493,559
2.50%, 01/11/17[b]	2,800	2,832,992
2.55%, 11/06/22 (Call 10/06/22)[b]	1,075	1,069,283
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18 (Call 07/02/18)	2,575	2,586,039

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.10%, 01/15/19 (Call 12/15/18)	$2,900	$2,910,772
2.20%, 03/04/19 (Call 02/02/19)[b]	1,350	1,357,920
2.20%, 05/15/19 (Call 04/15/19)	2,750	2,763,860
2.30%, 07/28/16	1,250	1,258,085
2.30%, 09/11/19 (Call 08/11/19)[b]	3,205	3,230,212
2.40%, 01/17/17 (Call 12/18/16)[b]	2,000	2,021,100
2.45%, 11/27/20 (Call 10/27/20)	1,690	1,695,822
2.50%, 04/15/21 (Call 03/15/21)[b]	1,500	1,509,087
2.60%, 08/17/20 (Call 07/17/20)	785	794,718
3.00%, 02/24/25 (Call 01/24/25)[b]	830	830,570
3.25%, 09/11/24 (Call 08/11/24)	500	513,358
3.40%, 05/15/24 (Call 04/15/24)	3,150	3,265,220
3.55%, 09/23/21 (Call 08/23/21)	3,770	3,937,797
3.65%, 02/04/24 (Call 01/05/24)	1,250	1,316,137
3.95%, 11/18/25 (Call 10/18/25)	25	26,884
4.15%, 02/01/21	350	375,362
4.60%, 01/15/20	2,395	2,586,710
Series G
2.15%, 02/24/20 (Call 01/24/20)[b]	1,500	1,494,248
Bank of Nova Scotia (The)
1.30%, 07/21/17	4,500	4,483,263
1.38%, 12/18/17 (Call 11/18/17)[b]	3,425	3,407,073
1.45%, 04/25/18[b]	2,215	2,199,103
1.70%, 06/11/18 (Call 05/11/18)	450	448,582
1.85%, 04/14/20	25	25,030
1.95%, 01/15/19	1,500	1,500,722
2.05%, 10/30/18[b]	670	672,392
2.05%, 06/05/19	5,615	5,612,746
2.35%, 10/21/20[b]	5,000	4,991,845
2.80%, 07/21/21[b]	1,000	1,011,430
4.38%, 01/13/21[b]	1,000	1,086,010
4.50%, 12/16/25	1,425	1,392,771
Bank One Corp.
7.63%, 10/15/26[b]	925	1,167,679
7.75%, 07/15/25	493	604,155
8.00%, 04/29/27	600	777,006
Barclays Bank PLC
2.50%, 02/20/19	9,905	9,929,686
5.14%, 10/14/20	2,800	3,010,118
Barclays PLC
2.75%, 11/08/19	5,123	5,032,395
2.88%, 06/08/20	5,000	4,786,516
3.25%, 01/12/21	1,000	966,813
3.65%, 03/16/25	1,320	1,205,931

Security	Principal (000s)	Value
4.38%, 01/12/26[b]	$2,990	$2,870,190
5.25%, 08/17/45[b]	2,640	2,522,100
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	302	302,035
2.15%, 03/22/17 (Call 02/22/17)	1,450	1,459,913
2.25%, 02/01/19 (Call 01/02/19)	1,003	1,010,920
2.45%, 01/15/20 (Call 12/15/19)	1,550	1,560,000
2.63%, 06/29/20 (Call 05/29/20)[b]	75	75,764
3.95%, 03/22/22 (Call 02/22/22)	1,650	1,737,826
5.25%, 11/01/19[b]	1,200	1,301,188
6.85%, 04/30/19	1,824	2,081,036
BNP Paribas SA
1.38%, 03/17/17	2,450	2,449,578
2.38%, 09/14/17[b]	800	807,647
2.38%, 05/21/20[b]	1,530	1,511,988
2.40%, 12/12/18[b]	1,250	1,258,659
2.45%, 03/17/19	3,500	3,514,062
2.70%, 08/20/18	3,000	3,043,851
3.25%, 03/03/23[b]	2,150	2,182,200
4.25%, 10/15/24	1,500	1,458,618
5.00%, 01/15/21	3,940	4,362,947
BPCE SA
2.25%, 01/27/20[b]	5,000	4,949,811
2.50%, 12/10/18[b]	2,000	2,011,226
2.50%, 07/15/19	3,800	3,810,668
2.65%, 02/03/21	1,750	1,748,279
4.00%, 04/15/24[b]	1,095	1,147,497
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	2,750	2,741,355
1.35%, 10/01/17 (Call 09/01/17)	2,250	2,241,530
2.30%, 10/15/18 (Call 09/15/18)	700	707,924
3.63%, 09/16/25 (Call 08/16/25)	925	953,720
3.80%, 10/30/26 (Call 09/30/26)	1,000	1,045,126
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)[b]	500	498,240
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[b]	900	887,555
3.20%, 02/05/25 (Call 01/05/25)[b]	520	487,476
3.50%, 06/15/23	50	49,549
3.75%, 04/24/24 (Call 03/24/24)	1,020	1,013,503
4.20%, 10/29/25 (Call 09/29/25)[b]	5,391	5,289,454
4.75%, 07/15/21[b]	3,950	4,205,443
6.15%, 09/01/16	5,942	6,077,418

44	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Capital One N.A./Mclean VA
1.50%, 03/22/18 (Call 02/22/18)[b]	$750	$735,906
1.65%, 02/05/18 (Call 01/05/18)	500	492,682
2.35%, 08/17/18 (Call 07/17/18)	630	627,137
2.40%, 09/05/19 (Call 08/05/19)	2,704	2,662,512
2.95%, 07/23/21 (Call 06/23/21)	3,250	3,214,549
Citigroup Inc.
1.55%, 08/14/17[b]	5,000	4,979,189
1.70%, 04/27/18[b]	12	11,871
1.75%, 05/01/18[b]	4,900	4,845,198
1.80%, 02/05/18	4,825	4,794,019
1.85%, 11/24/17	825	822,039
2.05%, 12/07/18	5,250	5,203,594
2.15%, 07/30/18	1,000	996,921
2.40%, 02/18/20	3,030	2,997,020
2.50%, 07/29/19[b]	3,350	3,346,439
2.55%, 04/08/19	6,200	6,214,212
2.65%, 10/26/20[b]	1,000	997,323
3.30%, 04/27/25	2,250	2,228,642
3.38%, 03/01/23	720	724,639
3.50%, 05/15/23[b]	1,650	1,624,995
3.70%, 01/12/26[b]	2,100	2,145,057
3.75%, 06/16/24[b]	3,000	3,070,562
3.88%, 10/25/23	2,050	2,123,258
3.88%, 03/26/25	1,150	1,105,948
3.95%, 06/15/16	1,775	1,788,671
4.00%, 08/05/24[b]	2,000	1,987,050
4.05%, 07/30/22	950	959,540
4.30%, 11/20/26[b]	1,000	975,499
4.40%, 06/10/25	2,120	2,113,283
4.45%, 09/29/27	5,065	4,956,619
4.50%, 01/14/22	3,600	3,864,216
4.65%, 07/30/45[b]	2,141	2,154,735
4.95%, 11/07/43	5,065	5,275,915
5.30%, 05/06/44[b]	4,505	4,498,281
5.50%, 09/13/25[b]	3,150	3,368,953
5.88%, 02/22/33	200	211,390
5.88%, 01/30/42	1,418	1,606,091
6.13%, 11/21/17	7,050	7,509,721
6.13%, 08/25/36	150	164,167
6.63%, 01/15/28	25	31,176
6.63%, 06/15/32	265	301,099
6.68%, 09/13/43	655	762,493
8.13%, 07/15/39	9,778	13,944,615

Security	Principal (000s)	Value
Citizens Bank N.A./Providence RI
2.45%, 12/04/19 (Call 11/04/19)	$500	$495,332
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)	5,300	5,343,988
City National Corp./CA
5.25%, 09/15/20	5,025	5,621,004
Comerica Bank
2.50%, 06/02/20[b]	1,500	1,468,983
5.20%, 08/22/17	500	520,971
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	975	954,440
3.80%, 07/22/26	1,600	1,541,107
Commonwealth Bank of Australia/New York NY
1.40%, 09/08/17	500	498,867
1.75%, 11/02/18[b]	2,165	2,154,247
1.90%, 09/18/17	5,750	5,789,302
2.25%, 03/13/19	5,750	5,789,991
2.30%, 09/06/19[b]	2,000	2,011,289
2.30%, 03/12/20	2,000	2,002,199
2.40%, 11/02/20[b]	2,450	2,450,908
2.50%, 09/20/18	1,250	1,268,237
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	5,095	4,998,998
3.88%, 04/10/25 (Call 03/10/25)	1,750	1,596,330
Cooperatieve Rabobank UA
3.38%, 01/19/17	5,325	5,421,367
3.88%, 02/08/22	5,335	5,620,572
3.95%, 11/09/22	1,750	1,730,962
4.38%, 08/04/25[b]	1,490	1,499,546
4.50%, 01/11/21[b]	3,250	3,539,944
4.63%, 12/01/23[b]	2,750	2,773,673
5.25%, 05/24/41[b]	2,990	3,444,912
5.25%, 08/04/45[b]	2,800	2,837,934
5.75%, 12/01/43	4,300	4,774,064
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18[b]	250	249,541
2.25%, 01/14/19[b]	1,500	1,509,874
2.25%, 01/14/20	250	249,802
2.50%, 01/19/21[b]	1,680	1,678,350
3.38%, 05/21/25[b]	1,500	1,506,308
CorpBanca SA
3.88%, 09/22/19[c]	400	403,040

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Credit Suisse AG/New York NY
1.38%, 05/26/17[b]	$2,500	$2,479,742
1.70%, 04/27/18	880	870,934
1.75%, 01/29/18[b]	8,250	8,197,750
2.30%, 05/28/19	1,735	1,723,567
3.00%, 10/29/21	6,660	6,704,370
3.63%, 09/09/24	3,000	3,007,355
5.30%, 08/13/19	300	324,883
5.40%, 01/14/20	3,215	3,378,104
6.00%, 02/15/18	4,850	5,134,761
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,250	1,208,390
3.13%, 12/10/20[b,c]	4,000	3,910,823
3.75%, 03/26/25[b]	2,320	2,179,771
3.80%, 09/15/22	2,050	2,004,995
4.88%, 05/15/45[b]	2,800	2,550,716
Deutsche Bank AG
2.95%, 08/20/20	2,700	2,625,814
3.13%, 01/13/21	1,990	1,937,574
Series 1254
4.10%, 01/13/26[b]	995	964,200
Deutsche Bank AG/London
1.40%, 02/13/17[b]	3,500	3,470,832
1.88%, 02/13/18[b]	3,645	3,538,173
2.50%, 02/13/19[b]	2,465	2,405,749
3.70%, 05/30/24[b]	3,645	3,508,726
6.00%, 09/01/17	5,755	6,024,597
Discover Bank/Greenwood DE
2.00%, 02/21/18	2,250	2,222,433
2.60%, 11/13/18 (Call 10/12/18)[b]	665	662,530
3.10%, 06/04/20 (Call 05/04/20)	805	801,122
4.20%, 08/08/23	4,000	4,066,059
7.00%, 04/15/20	250	280,537
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	1,925	1,924,314
2.88%, 07/27/20 (Call 06/27/20)	1,800	1,807,556
3.50%, 03/15/22 (Call 02/15/22)	1,500	1,551,304
4.30%, 01/16/24 (Call 12/16/23)	50	51,361
8.25%, 03/01/38	1,070	1,510,881
Fifth Third Bank/Cincinnati OH
1.35%, 06/01/17 (Call 05/01/17)[b]	1,650	1,642,035
2.15%, 08/20/18 (Call 07/20/18)	590	592,172

Security	Principal (000s)	Value
2.38%, 04/25/19 (Call 03/25/19)	$750	$755,816
2.88%, 10/01/21 (Call 09/01/21)	3,125	3,146,207
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)	500	497,832
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)[b]	1,500	1,488,775
FirstMerit Bank N.A./Akron OH
4.27%, 11/25/26	1,000	1,002,402
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18[b]	10,135	10,165,431
2.55%, 10/23/19	8,220	8,196,475
2.60%, 04/23/20 (Call 03/23/20)	5,964	5,935,743
2.63%, 01/31/19[b]	7,925	7,967,603
2.75%, 09/15/20 (Call 08/15/20)[b]	3,290	3,282,845
2.88%, 02/25/21 (Call 01/25/21)	1,195	1,198,478
2.90%, 07/19/18	2,540	2,575,024
3.50%, 01/23/25 (Call 10/23/24)	1,850	1,830,248
3.63%, 01/22/23	5,370	5,462,969
3.75%, 05/22/25 (Call 02/22/25)[b]	2,480	2,500,462
3.75%, 02/25/26 (Call 11/25/25)	630	637,135
3.85%, 07/08/24 (Call 04/08/24)	8,525	8,678,859
4.00%, 03/03/24	3,931	4,055,746
4.25%, 10/21/25[b]	5,580	5,518,337
4.75%, 10/21/45 (Call 04/21/45)	1,670	1,693,813
4.80%, 07/08/44 (Call 01/08/44)[b]	3,350	3,396,466
5.15%, 05/22/45[b]	300	286,482
5.25%, 07/27/21[b]	1,712	1,896,434
5.38%, 03/15/20	4,375	4,789,873
5.63%, 01/15/17	5,750	5,939,232
5.75%, 01/24/22[b]	4,418	5,000,872
5.95%, 01/18/18	3,750	3,995,278
5.95%, 01/15/27	4,575	5,060,790
6.00%, 06/15/20[b]	5,965	6,699,967
6.13%, 02/15/33[b]	2,930	3,421,800
6.15%, 04/01/18	5,957	6,415,549
6.25%, 09/01/17[b]	1,100	1,165,861
6.25%, 02/01/41	4,484	5,378,805
6.45%, 05/01/36	1,350	1,485,822
6.75%, 10/01/37	9,838	11,164,343
7.50%, 02/15/19	1,600	1,818,569
HSBC Bank USA N.A.
4.88%, 08/24/20	4,000	4,273,927
7.00%, 01/15/39	1,250	1,428,212

46	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
HSBC Bank USA N.A./New York NY
5.88%, 11/01/34[b]	$500	$548,825
HSBC Holdings PLC
4.00%, 03/30/22[b]	8,024	8,359,287
4.25%, 03/14/24	9,600	9,413,336
4.25%, 08/18/25[b]	1,800	1,743,842
5.10%, 04/05/21	5,674	6,212,883
5.25%, 03/14/44[b]	1,150	1,091,865
6.10%, 01/14/42	3,375	4,189,466
6.50%, 05/02/36[b]	2,000	2,187,684
6.50%, 09/15/37	5,000	5,486,054
6.80%, 06/01/38	2,000	2,272,535
7.63%, 05/17/32[b]	305	364,391
HSBC USA Inc.
1.30%, 06/23/17	1,000	994,939
1.63%, 01/16/18[b]	1,900	1,890,703
1.70%, 03/05/18	1,700	1,690,278
2.25%, 06/23/19	2,100	2,089,178
2.35%, 03/05/20	1,745	1,694,628
2.38%, 11/13/19	1,820	1,785,892
2.63%, 09/24/18	300	302,864
2.75%, 08/07/20[b]	5,050	4,972,885
3.50%, 06/23/24[b]	8,500	8,474,636
5.00%, 09/27/20[b]	2,250	2,432,180
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)[b]	3,250	3,215,998
2.00%, 06/30/18	1,000	993,409
2.20%, 11/06/18 (Call 10/06/18)	1,000	997,621
2.20%, 04/01/19 (Call 03/01/19)	4,500	4,471,725
2.40%, 04/01/20 (Call 03/01/20)[b]	750	742,172
2.88%, 08/20/20 (Call 07/20/20)	1,000	1,004,266
Intesa Sanpaolo SpA
3.88%, 01/16/18	3,300	3,334,641
3.88%, 01/15/19[b]	5,500	5,583,954
5.25%, 01/12/24[b]	815	844,612
JPMorgan Chase & Co.
1.35%, 02/15/17	4,750	4,743,639
1.63%, 05/15/18[b]	1,400	1,384,788
1.80%, 01/25/18	2,200	2,193,391
2.00%, 08/15/17[b]	2,950	2,965,142
2.20%, 10/22/19	6,194	6,163,308
2.25%, 01/23/20 (Call 12/23/19)[b]	5,400	5,365,778
2.35%, 01/28/19[b]	2,510	2,532,382
2.55%, 10/29/20 (Call 09/29/20)[b]	3,000	3,003,691

Security	Principal (000s)	Value
2.55%, 03/01/21 (Call 02/01/21)	$3,500	$3,498,171
2.75%, 06/23/20 (Call 05/23/20)[b]	7,650	7,735,051
3.13%, 01/23/25 (Call 10/23/24)[b]	3,150	3,114,627
3.15%, 07/05/16[b]	3,800	3,829,363
3.20%, 01/25/23[b]	3,090	3,110,676
3.25%, 09/23/22	7,036	7,089,296
3.38%, 05/01/23[b]	1,200	1,179,964
3.63%, 05/13/24[b]	5,250	5,393,870
3.88%, 02/01/24	5,250	5,499,269
3.88%, 09/10/24	5,200	5,212,608
3.90%, 07/15/25 (Call 04/15/25)[b]	2,000	2,103,327
4.13%, 12/15/26	1,155	1,168,378
4.25%, 10/15/20	6,470	6,882,247
4.25%, 10/01/27[b]	6,021	6,097,177
4.35%, 08/15/21[b]	3,820	4,113,341
4.50%, 01/24/22	12,360	13,374,954
4.63%, 05/10/21[b]	1,029	1,120,612
4.85%, 02/01/44[b]	7,700	8,504,849
4.95%, 06/01/45[b]	3,300	3,330,538
5.40%, 01/06/42	1,320	1,509,222
5.50%, 10/15/40	2,487	2,871,161
5.60%, 07/15/41	2,090	2,449,746
5.63%, 08/16/43	5,115	5,581,626
6.00%, 01/15/18[b]	720	770,010
6.13%, 06/27/17	1,500	1,579,454
6.30%, 04/23/19	16,535	18,416,532
6.40%, 05/15/38[b]	1,160	1,475,061
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	4,450	4,715,813
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	750	748,006
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)[b]	8,850	8,840,386
2.90%, 09/15/20	745	744,328
5.10%, 03/24/21[b]	1,650	1,809,908
KfW
0.00%, 04/18/36	4,000	2,232,884
0.75%, 03/17/17[b]	1,200	1,199,163
0.88%, 09/05/17[b]	15,500	15,495,958
0.88%, 12/15/17	5,050	5,043,530
1.13%, 08/06/18	1,700	1,701,434
1.13%, 11/16/18	5,350	5,350,034
1.50%, 02/06/19	2,600	2,623,115
1.50%, 04/20/20	1,350	1,353,794

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
1.63%, 03/15/21	$5,000	$5,019,380
1.88%, 04/01/19	7,600	7,749,995
1.88%, 06/30/20	2,000	2,034,686
2.00%, 10/04/22	2,750	2,793,468
2.00%, 05/02/25[b]	24,700	24,793,638
2.13%, 01/17/23	12,600	12,875,955
2.38%, 08/25/21	700	727,798
2.50%, 11/20/24	5,250	5,484,805
2.63%, 01/25/22	6,900	7,266,578
2.75%, 09/08/20	11,350	11,992,661
2.75%, 10/01/20	400	422,957
4.00%, 01/27/20	1,150	1,263,106
4.88%, 06/17/19	6,070	6,774,739
Series G
4.38%, 03/15/18	5,315	5,671,538
Korea Development Bank (The)
1.50%, 01/22/18	7,800	7,763,618
2.50%, 03/11/20	3,000	3,055,285
3.50%, 08/22/17	3,300	3,391,446
3.75%, 01/22/24	900	969,980
4.63%, 11/16/21	1,500	1,689,693
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	11,350	11,344,417
1.00%, 04/04/18	2,400	2,397,157
1.38%, 10/23/19[b]	400	400,925
1.88%, 09/17/18[b]	500	510,376
2.00%, 01/13/25	2,000	2,009,791
2.38%, 06/10/25[b]	5,000	5,170,948
5.00%, 11/08/16	5,982	6,153,462
Lloyds Bank PLC
2.00%, 08/17/18[b]	2,000	1,990,866
2.05%, 01/22/19	2,750	2,737,533
2.30%, 11/27/18	2,200	2,203,368
2.40%, 03/17/20[b]	7,000	6,957,976
2.70%, 08/17/20	2,000	2,009,099
3.50%, 05/14/25[b]	4,800	4,852,172
4.20%, 03/28/17	2,800	2,879,032
Lloyds Banking Group PLC
4.50%, 11/04/24	805	796,908
5.30%, 12/01/45[c]	675	654,347
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	3,250	3,221,738
2.10%, 02/06/20 (Call 01/06/20)	250	247,190

Security	Principal (000s)	Value
2.25%, 07/25/19 (Call 06/25/19)	$2,500	$2,502,988
2.30%, 01/30/19 (Call 12/30/18)	2,000	2,011,354
2.90%, 02/06/25 (Call 01/06/25)	1,000	977,702
Morgan Stanley
2.13%, 04/25/18	1,250	1,248,771
2.38%, 07/23/19	2,470	2,462,984
2.45%, 02/01/19	2,120	2,128,157
2.50%, 01/24/19	19,385	19,491,552
2.65%, 01/27/20[b]	3,848	3,847,778
2.80%, 06/16/20[b]	5,250	5,272,886
3.70%, 10/23/24	1,600	1,618,719
3.75%, 02/25/23	3,560	3,649,949
3.80%, 04/29/16[b]	4,750	4,772,182
3.88%, 01/27/26	1,610	1,650,457
3.95%, 04/23/27	1,970	1,897,317
4.00%, 07/23/25	1,326	1,366,719
4.30%, 01/27/45[b]	3,175	3,033,348
4.35%, 09/08/26	4,278	4,263,220
4.75%, 03/22/17	3,400	3,506,770
4.88%, 11/01/22	7,276	7,657,481
5.00%, 11/24/25	730	764,834
5.45%, 01/09/17	4,375	4,518,727
5.50%, 01/26/20[b]	1,400	1,539,270
5.50%, 07/24/20[b]	3,350	3,718,569
5.50%, 07/28/21[b]	1,133	1,269,131
5.63%, 09/23/19	8,600	9,460,018
5.75%, 01/25/21	4,065	4,586,316
5.95%, 12/28/17	1,300	1,386,898
6.25%, 08/28/17	975	1,035,724
6.25%, 08/09/26	651	751,434
6.38%, 07/24/42	5,984	7,427,740
6.63%, 04/01/18	4,084	4,437,585
7.25%, 04/01/32	1,140	1,494,542
7.30%, 05/13/19	5,165	5,894,819
Series F
3.88%, 04/29/24	19,200	19,718,615
5.55%, 04/27/17	2,000	2,084,364
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	7,750	7,812,130
National Australia Bank Ltd./New York
2.30%, 07/25/18[b]	3,500	3,537,480
2.63%, 07/23/20[b]	3,000	3,037,830
2.63%, 01/14/21	1,000	1,008,375

48	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.75%, 03/09/17	$1,000	$1,014,251
3.00%, 01/20/23[b]	1,600	1,615,754
3.38%, 01/14/26[b]	610	626,181
National Bank of Canada
2.10%, 12/14/18	4,000	4,006,258
Northern Trust Corp.
2.38%, 08/02/22	1,700	1,680,361
3.38%, 08/23/21[b]	2,474	2,600,858
3.45%, 11/04/20[b]	250	264,134
3.95%, 10/30/25[b]	2,350	2,527,578
Oesterreichische Kontrollbank AG
1.13%, 05/29/18[b]	5,700	5,696,526
1.38%, 02/10/20[b]	11,250	11,213,706
1.50%, 10/21/20	1,020	1,018,651
2.38%, 10/01/21	3,350	3,468,018
5.00%, 04/25/17	800	837,417
PNC Bank N.A.
1.50%, 10/18/17 (Call 09/18/17)[e]	1,000	996,927
1.80%, 11/05/18 (Call 10/06/18)[e]	10,000	9,963,158
2.20%, 01/28/19 (Call 12/29/18)[b,e]	2,750	2,767,887
2.25%, 07/02/19 (Call 06/02/19)[e]	250	251,389
2.70%, 11/01/22 (Call 10/01/22)[e]	2,500	2,444,382
3.80%, 07/25/23 (Call 06/25/23)[e]	5,750	5,995,842
4.20%, 11/01/25 (Call 10/02/25)[e]	500	543,516
6.00%, 12/07/17[e]	1,750	1,863,237
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[e]	5,500	5,676,517
PNC Funding Corp.
4.38%, 08/11/20[e]	2,762	2,975,968
6.70%, 06/10/19[e]	1,163	1,324,976
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	5,000	4,970,483
6.45%, 06/26/37	1,500	1,759,119
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	50	49,475
3.20%, 02/08/21 (Call 01/08/21)	1,500	1,498,538
Royal Bank of Canada
1.40%, 10/13/17	500	498,873
1.45%, 09/09/16	4,925	4,938,962
1.50%, 01/16/18[b]	3,020	3,013,791
2.00%, 12/10/18	5,250	5,258,201
2.15%, 03/06/20[b]	5,200	5,178,748
2.20%, 07/27/18	725	730,777

Security	Principal (000s)	Value
2.30%, 07/20/16[b]	$2,250	$2,263,039
2.35%, 10/30/20[b]	1,100	1,102,345
2.50%, 01/19/21	2,300	2,317,174
4.65%, 01/27/26[b]	950	946,884
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	1,700	1,689,779
6.40%, 10/21/19[b]	3,550	3,840,355
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	2,625	2,628,360
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	3,300	3,261,703
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)[b]	1,400	1,350,877
4.50%, 07/17/25 (Call 04/17/25)	1,025	1,002,609
Santander Issuances SAU
5.18%, 11/19/25	2,200	2,038,991
Santander UK Group Holdings PLC
2.88%, 10/16/20	1,175	1,155,143
3.13%, 01/08/21	725	719,296
Societe Generale SA
2.75%, 10/12/17[b]	3,500	3,541,918
State Street Corp.
2.55%, 08/18/20[b]	675	684,379
2.88%, 03/07/16[b]	1,300	1,300,348
3.10%, 05/15/23	1,600	1,605,996
3.30%, 12/16/24[b]	2,495	2,573,601
3.55%, 08/18/25[b]	555	585,077
3.70%, 11/20/23	1,600	1,688,902
4.38%, 03/07/21	1,300	1,419,302
4.96%, 03/15/18	2,800	2,936,443
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	2,500	2,479,700
1.75%, 01/16/18	2,000	1,992,967
2.25%, 07/11/19[b]	1,000	999,589
2.45%, 01/10/19	250	252,326
2.45%, 01/16/20	6,000	6,006,272
2.45%, 10/20/20[b]	1,000	994,719
2.50%, 07/19/18	3,000	3,031,808
3.65%, 07/23/25[b]	3,000	3,108,410
3.95%, 01/10/24	3,000	3,171,985
SunTrust Bank/Atlanta GA
1.35%, 02/15/17 (Call 01/15/17)[b]	2,250	2,245,925
7.25%, 03/15/18	1,000	1,087,754

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	$1,100	$1,098,857
2.90%, 03/03/21	3,400	3,392,622
3.50%, 01/20/17 (Call 12/20/16)[b]	1,050	1,067,682
6.00%, 09/11/17	3,248	3,442,937
SVB Financial Group
3.50%, 01/29/25	1,000	989,310
Svenska Handelsbanken AB
2.25%, 06/17/19	250	251,483
2.40%, 10/01/20[b]	5,000	5,006,169
2.50%, 01/25/19	2,750	2,791,454
2.88%, 04/04/17	2,750	2,795,531
Toronto-Dominion Bank (The)
1.13%, 05/02/17[b]	150	149,624
1.40%, 04/30/18[b]	1,215	1,207,551
1.63%, 03/13/18	4,850	4,848,400
1.75%, 07/23/18	1,315	1,314,702
2.13%, 07/02/19[b]	3,100	3,111,175
2.25%, 11/05/19	3,950	3,969,086
2.38%, 10/19/16[b]	2,000	2,017,544
2.50%, 07/14/16	1,600	1,610,037
2.50%, 12/14/20[b]	1,000	1,008,038
2.63%, 09/10/18[b]	2,000	2,039,479
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	825	855,723
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	5,000	5,045,342
2.95%, 07/15/22 (Call 06/15/22)	1,470	1,485,063
3.00%, 03/15/22 (Call 02/15/22)[b]	1,550	1,599,485
3.70%, 01/30/24 (Call 12/29/23)	2,250	2,409,231
4.13%, 05/24/21 (Call 04/23/21)	1,825	1,993,002
Series F
3.60%, 09/11/24 (Call 08/11/24)	1,650	1,705,774
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	2,075	2,067,570
2.13%, 10/28/19 (Call 09/28/19)	4,759	4,810,258
2.80%, 01/27/25 (Call 12/27/24)[b]	1,350	1,353,013
UBS AG/Stamford CT
1.38%, 06/01/17[b]	825	820,765
1.38%, 08/14/17	3,250	3,235,294
1.80%, 03/26/18[b]	1,215	1,211,524
2.35%, 03/26/20[b]	890	889,265
2.38%, 08/14/19	11,700	11,724,116

Security	Principal (000s)	Value
4.88%, 08/04/20[b]	$1,000	$1,104,574
5.75%, 04/25/18	1,700	1,843,148
5.88%, 12/20/17[b]	3,034	3,252,728
Wachovia Corp.
5.50%, 08/01/35	5,115	5,557,146
5.75%, 06/15/17	3,830	4,029,765
5.75%, 02/01/18	7,180	7,705,992
7.50%, 04/15/35	50	65,201
7.57%, 08/01/26[d]	100	126,854
Wells Fargo & Co.
1.15%, 06/02/17	28	27,916
1.40%, 09/08/17[b]	2,392	2,385,863
1.50%, 01/16/18	3,300	3,288,368
2.13%, 04/22/19	850	854,183
2.15%, 01/15/19[b]	5,323	5,358,136
2.50%, 03/04/21	4,805	4,818,223
2.55%, 12/07/20[b]	450	452,586
3.00%, 01/22/21[b]	2,695	2,761,495
3.00%, 02/19/25[b]	2,790	2,770,174
3.30%, 09/09/24[b]	5,050	5,147,421
3.50%, 03/08/22[b]	5,684	5,944,323
3.55%, 09/29/25[b]	10,000	10,377,618
3.90%, 05/01/45[b]	4,461	4,280,673
4.10%, 06/03/26[b]	5,605	5,750,642
4.13%, 08/15/23[b]	4,020	4,212,824
4.30%, 07/22/27	2,675	2,774,750
4.48%, 01/16/24	900	960,777
4.60%, 04/01/21[b]	5,320	5,852,447
4.65%, 11/04/44[b]	3,585	3,496,198
4.90%, 11/17/45	3,115	3,168,930
5.38%, 02/07/35	25	28,775
5.38%, 11/02/43	1,455	1,545,316
5.61%, 01/15/44[b]	6,404	7,025,071
5.63%, 12/11/17	6,433	6,880,003
Series M
3.45%, 02/13/23	2,530	2,554,738
Series N
2.15%, 01/30/20	3,440	3,424,441
Wells Fargo Bank N.A.
1.65%, 01/22/18	1,000	1,002,757
6.00%, 11/15/17	1,500	1,609,472
Wells Fargo Capital X
5.95%, 12/01/86	3,775	3,748,040

50	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Westpac Banking Corp.
1.20%, 05/19/17	$200	$199,539
1.50%, 12/01/17[b]	4,000	3,986,956
1.55%, 05/25/18	1,200	1,193,727
1.60%, 01/12/18[b]	1,650	1,646,690
1.95%, 11/23/18[b]	3,000	3,000,804
2.00%, 08/14/17	400	402,463
2.25%, 07/30/18	600	605,757
2.25%, 01/17/19[b]	6,565	6,617,518
2.30%, 05/26/20[b]	1,500	1,498,699
2.60%, 11/23/20	2,700	2,725,512
4.88%, 11/19/19	740	808,522

		1,842,408,653
BEVERAGES — 0.73%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	200	213,860
5.60%, 03/01/17	500	520,825
5.95%, 01/15/33[b]	55	63,225
6.45%, 09/01/37	25	30,842
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[b]	250	249,115
1.90%, 02/01/19	920	928,553
2.15%, 02/01/19[b]	870	880,285
2.63%, 01/17/23	2,340	2,311,432
2.65%, 02/01/21 (Call 01/01/21)[b]	13,532	13,752,879
3.30%, 02/01/23 (Call 12/01/22)	11,050	11,339,639
3.65%, 02/01/26 (Call 11/01/25)	20,000	20,606,654
3.70%, 02/01/24[b]	1,015	1,067,553
4.63%, 02/01/44[b]	6,734	6,965,242
4.70%, 02/01/36 (Call 08/01/35)	10,500	10,978,380
4.90%, 02/01/46 (Call 08/01/45)[b]	20,785	22,275,281
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17[b]	2,969	2,962,300
2.50%, 07/15/22	5,324	5,255,443
3.75%, 07/15/42	2,415	2,181,951
4.38%, 02/15/21[b]	4,225	4,608,259
5.00%, 04/15/20	202	222,732
5.38%, 01/15/20	3,181	3,532,435
6.38%, 01/15/40[b]	50	61,857
6.88%, 11/15/19	700	816,834
7.75%, 01/15/19	7,935	9,199,132

Security	Principal (000s)	Value
8.00%, 11/15/39	$2,025	$2,914,069
8.20%, 01/15/39[b]	885	1,290,373
Beam Suntory Inc.
1.75%, 06/15/18	500	492,343
3.25%, 05/15/22 (Call 02/15/22)	4,900	4,853,291
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	1,750	1,712,603
3.75%, 01/15/43 (Call 07/15/42)	25	23,700
4.50%, 07/15/45 (Call 01/15/45)[b]	1,046	1,109,101
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	3,075	3,156,058
Coca-Cola Co. (The)
0.88%, 10/27/17[b]	330	329,640
1.65%, 03/14/18	2,300	2,328,123
1.65%, 11/01/18[b]	800	811,708
1.80%, 09/01/16[b]	400	402,076
1.88%, 10/27/20[b]	2,500	2,514,874
2.45%, 11/01/20[b]	1,650	1,704,433
2.88%, 10/27/25[b]	3,785	3,859,891
3.15%, 11/15/20[b]	5,650	6,005,395
3.20%, 11/01/23	3,100	3,274,606
3.30%, 09/01/21[b]	2,350	2,512,010
Coca-Cola Enterprises Inc.
3.25%, 08/19/21 (Call 05/19/21)	1,000	1,020,683
4.50%, 09/01/21 (Call 06/01/21)	1,784	1,924,740
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	4,400	4,424,763
5.25%, 11/26/43[b]	1,000	1,071,770
Diageo Capital PLC
1.50%, 05/11/17	6,144	6,155,467
2.63%, 04/29/23 (Call 01/29/23)	3,120	3,126,620
3.88%, 04/29/43 (Call 10/29/42)[b]	1,180	1,144,283
4.83%, 07/15/20	175	193,750
5.75%, 10/23/17	950	1,014,171
5.88%, 09/30/36	540	658,740
Diageo Investment Corp.
2.88%, 05/11/22	400	406,909
4.25%, 05/11/42	1,027	1,053,260
7.45%, 04/15/35	775	1,071,018
Dr Pepper Snapple Group Inc.
2.60%, 01/15/19	1,750	1,785,919
3.20%, 11/15/21 (Call 08/15/21)[b]	2,050	2,115,220

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.40%, 11/15/25 (Call 08/15/25)[b]	$1,200	$1,221,277
4.50%, 11/15/45 (Call 05/15/45)[b]	425	434,059
6.82%, 05/01/18[b]	250	276,027
Molson Coors Brewing Co.
3.50%, 05/01/22	2,375	2,438,475
5.00%, 05/01/42[b]	805	795,711
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	4,981	6,826,371
PepsiAmericas Inc.
5.50%, 05/15/35	25	29,218
PepsiCo Inc.
0.95%, 02/22/17	200	199,920
1.25%, 08/13/17	3,800	3,810,276
1.50%, 02/22/19	1,090	1,093,406
2.15%, 10/14/20 (Call 09/14/20)[b]	1,950	1,970,984
2.25%, 01/07/19 (Call 12/07/18)	3,750	3,827,737
2.50%, 05/10/16	1,700	1,706,224
2.75%, 03/05/22	2,787	2,874,261
2.75%, 03/01/23[b]	2,000	2,055,107
2.75%, 04/30/25 (Call 01/30/25)[b]	3,200	3,219,863
2.85%, 02/24/26 (Call 11/24/25)	735	746,203
3.00%, 08/25/21[b]	2,425	2,537,324
3.10%, 07/17/22 (Call 05/17/22)[b]	1,500	1,572,529
3.50%, 07/17/25 (Call 04/17/25)[b]	1,125	1,201,963
3.60%, 03/01/24 (Call 12/01/23)	4,300	4,631,081
3.60%, 08/13/42	67	62,548
4.00%, 03/05/42	1,413	1,399,517
4.25%, 10/22/44 (Call 04/22/44)[b]	405	412,366
4.45%, 04/14/46 (Call 10/14/45)	1,995	2,142,775
4.60%, 07/17/45 (Call 01/17/45)	2,039	2,228,931
4.88%, 11/01/40	640	699,723
5.00%, 06/01/18	300	322,990
5.50%, 01/15/40	40	47,186
7.90%, 11/01/18	2,280	2,642,946
Series 1
1.00%, 10/13/17	625	623,786

		241,537,099
BIOTECHNOLOGY — 0.39%
Amgen Inc.
1.25%, 05/22/17	950	946,647
2.13%, 05/15/17[b]	4,068	4,096,206
2.20%, 05/22/19 (Call 04/22/19)[b]	2,725	2,752,933

Security	Principal (000s)	Value
2.50%, 11/15/16	$2,000	$2,018,902
3.13%, 05/01/25 (Call 02/01/25)[b]	150	148,036
3.45%, 10/01/20[b]	980	1,023,476
3.63%, 05/15/22 (Call 02/15/22)	6,750	6,989,237
3.63%, 05/22/24 (Call 02/22/24)	4,539	4,670,172
4.10%, 06/15/21 (Call 03/15/21)	1,000	1,069,376
4.40%, 05/01/45 (Call 11/01/44)	1,860	1,777,565
4.50%, 03/15/20	250	271,385
4.95%, 10/01/41	55	54,527
5.15%, 11/15/41 (Call 05/15/41)	5,720	5,833,716
5.38%, 05/15/43 (Call 11/15/42)[b]	1,110	1,177,736
5.65%, 06/15/42 (Call 12/15/41)	3,955	4,349,520
5.70%, 02/01/19	7,037	7,789,487
5.75%, 03/15/40	40	43,814
5.85%, 06/01/17	1,500	1,578,705
6.15%, 06/01/18	1,300	1,424,362
6.38%, 06/01/37[b]	40	46,798
6.40%, 02/01/39	25	29,514
6.90%, 06/01/38	1,390	1,729,097
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	4,525	4,875,267
Biogen Inc.
2.90%, 09/15/20	2,223	2,248,393
3.63%, 09/15/22[b]	400	411,832
4.05%, 09/15/25 (Call 06/15/25)[b]	4,875	5,042,614
5.20%, 09/15/45 (Call 03/15/45)[b]	2,595	2,650,030
6.88%, 03/01/18	1,350	1,471,677
Celgene Corp.
2.13%, 08/15/18	2,200	2,206,997
2.25%, 05/15/19	750	752,014
2.88%, 08/15/20	250	253,704
3.25%, 08/15/22[b]	5,725	5,751,089
3.55%, 08/15/22[b]	550	565,309
3.63%, 05/15/24 (Call 02/15/24)[b]	1,102	1,112,152
3.88%, 08/15/25 (Call 05/15/25)[b]	2,005	2,061,979
3.95%, 10/15/20	1,200	1,268,961
4.00%, 08/15/23	3,200	3,338,060
4.63%, 05/15/44 (Call 11/15/43)	1,645	1,549,850
5.00%, 08/15/45 (Call 02/15/45)[b]	5,270	5,384,125
5.25%, 08/15/43	115	117,364
Gilead Sciences Inc.
1.85%, 09/04/18[b]	225	226,979
2.05%, 04/01/19	1,250	1,264,497

52	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.35%, 02/01/20	$350	$353,650
2.55%, 09/01/20	1,855	1,884,970
3.05%, 12/01/16[b]	200	202,967
3.25%, 09/01/22 (Call 07/01/22)[b]	4,230	4,384,373
3.50%, 02/01/25 (Call 11/01/24)	1,230	1,274,614
3.65%, 03/01/26 (Call 12/01/25)[b]	4,535	4,719,850
3.70%, 04/01/24 (Call 01/01/24)	1,020	1,072,345
4.50%, 04/01/21 (Call 01/01/21)	1,500	1,652,235
4.50%, 02/01/45 (Call 08/01/44)	8,620	8,745,100
4.60%, 09/01/35 (Call 03/01/35)	355	368,276
4.75%, 03/01/46 (Call 09/01/45)[b]	3,440	3,614,595
4.80%, 04/01/44 (Call 10/01/43)[b]	4,235	4,441,526
5.65%, 12/01/41 (Call 06/01/41)[b]	2,685	3,107,831

		128,196,436
BUILDING MATERIALS — 0.02%
CRH America Inc.
5.75%, 01/15/21	1,150	1,288,374
8.13%, 07/15/18[b]	500	563,236
Martin Marietta Materials Inc.
6.60%, 04/15/18	233	249,161
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	2,080	2,107,149
4.20%, 12/01/24 (Call 09/01/24)	175	173,206
7.00%, 12/01/36	830	899,712

		5,280,838
CHEMICALS — 0.51%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	3,400	3,192,477
3.38%, 03/15/25 (Call 12/15/24)	1,565	1,436,362
4.13%, 03/15/35 (Call 09/15/34)	830	674,324
4.90%, 06/01/43 (Call 12/01/42)	25	21,600
5.25%, 01/15/45 (Call 07/15/44)[b]	1,575	1,421,742
6.13%, 01/15/41 (Call 07/15/40)	35	34,624
Air Products & Chemicals Inc.
2.00%, 08/02/16	1,500	1,507,538
3.00%, 11/03/21[b]	1,125	1,147,301
3.35%, 07/31/24 (Call 04/30/24)[b]	1,050	1,080,955
4.38%, 08/21/19	500	536,813
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	500	496,740
2.38%, 02/15/20 (Call 01/15/20)	1,575	1,575,225
2.90%, 11/15/22 (Call 08/15/22)	1,550	1,524,744
3.65%, 07/15/24 (Call 04/15/24)	135	137,462

Security	Principal (000s)	Value
Albemarle Corp.
3.00%, 12/01/19 (Call 11/01/19)	$500	$488,477
4.15%, 12/01/24 (Call 09/01/24)	1,750	1,719,501
4.50%, 12/15/20 (Call 09/15/20)	800	820,750
5.45%, 12/01/44 (Call 06/01/44)	25	24,086
Cabot Corp.
3.70%, 07/15/22	350	346,633
CF Industries Inc.
4.95%, 06/01/43	860	685,226
5.15%, 03/15/34	3,570	3,059,011
5.38%, 03/15/44[b]	1,274	1,081,535
6.88%, 05/01/18	1,400	1,505,526
7.13%, 05/01/20	75	83,996
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	2,225	2,111,848
3.95%, 05/01/25 (Call 02/01/25)	500	476,204
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	5,000	4,948,514
3.50%, 10/01/24 (Call 07/01/24)[b]	1,000	1,002,791
4.13%, 11/15/21 (Call 08/15/21)	3,411	3,599,051
4.25%, 11/15/20 (Call 08/15/20)	3,260	3,464,973
4.25%, 10/01/34 (Call 04/01/34)	3,825	3,484,727
4.38%, 11/15/42 (Call 05/15/42)	2,055	1,844,450
4.63%, 10/01/44 (Call 04/01/44)[b]	540	500,863
5.25%, 11/15/41 (Call 05/15/41)[b]	601	597,648
5.70%, 05/15/18	175	187,555
7.38%, 11/01/29	130	164,896
8.55%, 05/15/19	6,335	7,430,656
9.40%, 05/15/39[b]	620	881,141
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)[b]	3,950	3,889,680
3.60%, 08/15/22 (Call 05/15/22)	5,065	5,029,990
3.80%, 03/15/25 (Call 12/15/24)[b]	850	825,802
4.65%, 10/15/44 (Call 04/15/44)[b]	785	674,243
5.50%, 11/15/19	1,600	1,732,647
Ecolab Inc.
1.55%, 01/12/18[b]	500	497,338
2.25%, 01/12/20	1,065	1,064,156
3.00%, 12/08/16[b]	2,100	2,125,488
3.25%, 01/14/23 (Call 11/14/22)	1,000	1,017,073
4.35%, 12/08/21[b]	475	516,035
5.50%, 12/08/41	1,700	1,907,384
EI du Pont de Nemours & Co.
2.80%, 02/15/23[b]	7,585	7,401,124

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.15%, 02/15/43[b]	$2,536	$2,232,459
4.25%, 04/01/21	50	53,851
4.63%, 01/15/20	2,050	2,227,850
4.90%, 01/15/41	25	24,437
5.25%, 12/15/16[b]	3,968	4,090,258
5.60%, 12/15/36[b]	25	25,905
6.00%, 07/15/18	3,870	4,222,887
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	450	441,348
4.10%, 02/01/24 (Call 11/01/23)[b]	1,700	1,667,138
Lubrizol Corp.
6.50%, 10/01/34	55	71,543
8.88%, 02/01/19[b]	175	208,849
LYB International Finance BV
4.00%, 07/15/23	3,900	3,951,795
4.88%, 03/15/44 (Call 09/15/43)	880	794,891
5.25%, 07/15/43	95	88,983
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	2,735	2,244,229
5.00%, 04/15/19 (Call 01/15/19)	1,000	1,051,491
5.75%, 04/15/24 (Call 01/15/24)[b]	2,000	2,237,059
6.00%, 11/15/21 (Call 08/17/21)	3,200	3,529,789
Methanex Corp.
5.25%, 03/01/22	550	521,855
5.65%, 12/01/44 (Call 06/01/44)	2,025	1,564,156
Monsanto Co.
1.15%, 06/30/17	200	198,580
2.13%, 07/15/19	3,480	3,458,923
2.75%, 07/15/21[b]	150	148,981
3.38%, 07/15/24 (Call 04/15/24)[b]	335	330,986
3.60%, 07/15/42 (Call 01/15/42)	1,510	1,137,049
3.95%, 04/15/45 (Call 10/15/44)	1,273	1,017,811
4.20%, 07/15/34 (Call 01/15/34)	740	660,355
4.40%, 07/15/44 (Call 01/15/44)[b]	2,830	2,454,604
4.65%, 11/15/43 (Call 05/15/43)[b]	140	122,990
4.70%, 07/15/64 (Call 01/15/64)	1,225	957,650
5.88%, 04/15/38	125	129,164
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,900	1,881,914
4.25%, 11/15/23 (Call 08/15/23)[b]	1,425	1,389,141
5.45%, 11/15/33 (Call 05/15/33)	26	24,696
5.63%, 11/15/43 (Call 05/15/43)[b]	2,060	1,914,264
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[b]	2,000	1,857,389

Security	Principal (000s)	Value
3.25%, 12/01/17	$2,050	$2,083,472
3.63%, 03/15/24 (Call 12/15/23)	1,896	1,861,414
4.88%, 03/30/20	2,500	2,699,966
5.63%, 12/01/40[b]	772	816,237
5.88%, 12/01/36[b]	90	97,531
6.50%, 05/15/19	75	84,152
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	1,000	985,536
3.60%, 11/15/20	2,153	2,205,704
5.50%, 11/15/40	35	39,286
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,700	1,671,055
2.25%, 09/24/20[b]	1,000	1,011,413
2.45%, 02/15/22 (Call 11/15/21)	1,725	1,731,696
2.65%, 02/05/25 (Call 11/05/24)	3,550	3,552,416
2.70%, 02/21/23 (Call 11/21/22)	350	353,418
3.00%, 09/01/21[b]	250	258,639
3.20%, 01/30/26 (Call 10/30/25)[b]	1,025	1,070,898
3.55%, 11/07/42 (Call 05/07/42)	294	271,967
4.05%, 03/15/21	1,125	1,222,233
Rohm & Haas Co.
6.00%, 09/15/17	1,000	1,058,094
7.85%, 07/15/29[b]	150	195,780
RPM International Inc.
5.25%, 06/01/45 (Call 12/01/44)	1,025	1,008,396
RPM International Inc.
6.13%, 10/15/19	150	163,213
6.50%, 02/15/18	1,500	1,596,271
Sherwin-Williams Co. (The)
1.35%, 12/15/17	4,575	4,563,589
4.00%, 12/15/42 (Call 06/15/42)	40	39,935
Valspar Corp. (The)
3.95%, 01/15/26 (Call 10/15/25)	25	25,622
4.20%, 01/15/22 (Call 10/15/21)	2,300	2,389,029
4.40%, 02/01/45 (Call 08/01/44)	1,055	987,830
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,700	1,691,613

		166,650,600
COMMERCIAL SERVICES — 0.18%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)[b]	2,505	2,556,175
3.38%, 09/15/25 (Call 06/15/25)[b]	1,765	1,862,140

54	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)[b]	$1,000	$1,033,338
5.25%, 10/01/25 (Call 07/01/25)	1,300	1,364,426
5.50%, 11/01/22 (Call 05/01/22)[b]	3,250	3,473,384
California Institute of Technology
4.70%, 11/01/11	1,000	1,030,296
Catholic Health Initiatives
2.95%, 11/01/22	1,000	1,004,727
4.35%, 11/01/42	2,750	2,704,024
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	310	323,027
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	1,750	1,783,959
7.00%, 07/01/37	25	28,947
George Washington University (The)
4.87%, 09/15/45	1,000	1,138,326
Massachusetts Institute of Technology
3.96%, 07/01/38	25	27,069
4.68%, 07/01/14	1,475	1,613,751
5.60%, 07/01/11	1,870	2,442,122
MasterCard Inc.
2.00%, 04/01/19[b]	875	888,332
3.38%, 04/01/24	1,275	1,335,096
McGraw Hill Financial Inc.
2.50%, 08/15/18	280	281,385
3.30%, 08/14/20 (Call 07/14/20)	325	332,084
4.00%, 06/15/25 (Call 03/15/25)	4,000	4,094,138
4.40%, 02/15/26 (Call 11/15/25)	1,000	1,049,067
Metropolitan Museum of Art (The)
Series 2015
3.40%, 07/01/45	185	178,009
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	3,850	4,166,746
Northwestern University
3.69%, 12/01/38	500	513,062
3.87%, 12/01/48	1,000	1,048,285
President and Fellows of Harvard College
4.88%, 10/15/40	500	611,902
Princeton University
5.70%, 03/01/39	1,700	2,284,324

Security	Principal (000s)	Value
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)[b]	$4,904	$4,901,979
4.25%, 08/15/24 (Call 05/15/24)	765	765,457
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	150	149,517
4.13%, 09/12/22[b]	1,557	1,591,702
5.50%, 06/15/45 (Call 12/15/44)[b]	2,400	2,216,663
Western Union Co. (The)
3.35%, 05/22/19	1,950	1,979,037
3.65%, 08/22/18	3,175	3,243,554
5.25%, 04/01/20	950	1,011,448
6.20%, 11/17/36[b]	1,090	1,057,791
6.20%, 06/21/40[b]	135	129,123
William Marsh Rice University
3.77%, 05/15/55	1,500	1,489,323

		57,703,735
COMPUTERS — 0.48%
Apple Inc.
1.00%, 05/03/18	6,140	6,117,465
1.05%, 05/05/17[b]	1,200	1,200,817
1.70%, 02/22/19	545	550,506
2.00%, 05/06/20[b]	2,840	2,869,486
2.10%, 05/06/19[b]	2,315	2,362,141
2.25%, 02/23/21 (Call 01/23/21)	1,405	1,430,448
2.40%, 05/03/23[b]	1,350	1,337,546
2.50%, 02/09/25[b]	1,725	1,686,819
2.70%, 05/13/22	2,000	2,036,512
2.85%, 05/06/21[b]	5,080	5,283,472
2.85%, 02/23/23 (Call 12/23/22)	1,080	1,104,911
3.20%, 05/13/25	11,898	12,280,104
3.25%, 02/23/26 (Call 11/23/25)	950	981,999
3.45%, 05/06/24	4,270	4,499,933
3.45%, 02/09/45	5,165	4,473,028
3.85%, 05/04/43[b]	6,905	6,420,241
4.38%, 05/13/45	3,578	3,610,447
4.45%, 05/06/44	1,225	1,246,780
4.50%, 02/23/36 (Call 08/23/35)	1,500	1,567,663
4.65%, 02/23/46 (Call 08/23/45)	1,215	1,275,274
Cadence Design Systems Inc.
4.38%, 10/15/24 (Call 07/15/24)	350	355,738
Computer Sciences Corp.
4.45%, 09/15/22[b]	3,400	3,367,410
6.50%, 03/15/18	25	27,604

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
EMC Corp./MA
2.65%, 06/01/20[b]	$3,705	$3,339,343
3.38%, 06/01/23 (Call 03/01/23)[b]	5,420	4,482,789
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[c]	1,000	997,793
2.85%, 10/05/18[b,c]	850	848,059
3.60%, 10/15/20 (Call 09/15/20)[c]	1,135	1,130,800
4.40%, 10/15/22 (Call 08/15/22)[b,c]	1,150	1,128,769
4.90%, 10/15/25 (Call 07/15/25)[b,c]	6,175	5,882,314
6.20%, 10/15/35 (Call 04/15/35)[c]	2,405	2,099,555
6.35%, 10/15/45 (Call 04/15/45)[c]	1,055	900,429
HP Enterprise Services LLC
7.45%, 10/15/29	2,380	2,711,909
HP Inc.
3.75%, 12/01/20[b]	2,180	2,219,160
4.05%, 09/15/22	1,050	1,025,146
4.30%, 06/01/21	2,500	2,514,904
4.38%, 09/15/21[b]	3,650	3,665,622
4.65%, 12/09/21[b]	2,250	2,287,300
6.00%, 09/15/41	2,100	1,711,617
International Business Machines Corp.
1.13%, 02/06/18[b]	1,000	995,886
1.63%, 05/15/20[b]	950	940,574
1.80%, 05/17/19	2,000	2,007,265
2.25%, 02/19/21	2,000	2,016,788
2.88%, 11/09/22[b]	6,200	6,295,832
2.90%, 11/01/21[b]	5,125	5,277,206
3.38%, 08/01/23[b]	3,100	3,207,797
3.45%, 02/19/26	1,500	1,529,040
3.63%, 02/12/24[b]	3,775	3,956,687
4.00%, 06/20/42[b]	2,225	2,120,450
4.70%, 02/19/46	1,000	1,046,291
5.60%, 11/30/39[b]	1,340	1,555,820
5.70%, 09/14/17	3,482	3,720,235
5.88%, 11/29/32	2,837	3,438,753
6.22%, 08/01/27[b]	875	1,107,660
6.50%, 01/15/28[b]	515	655,861
7.00%, 10/30/25	1,145	1,475,333
7.63%, 10/15/18[b]	1,250	1,437,677
8.38%, 11/01/19[b]	100	122,855
Lexmark International Inc.
5.13%, 03/15/20	350	353,012
6.65%, 06/01/18[b]	1,000	1,056,589

Security	Principal (000s)	Value
NetApp Inc.
2.00%, 12/15/17	$2,172	$2,164,715
3.25%, 12/15/22 (Call 09/15/22)[b]	1,550	1,487,039
3.38%, 06/15/21 (Call 04/15/21)[b]	645	639,976
Seagate HDD Cayman
3.75%, 11/15/18[b]	1,200	1,176,000
4.75%, 06/01/23[b]	2,209	1,767,200
4.75%, 01/01/25	3,900	2,975,187
4.88%, 06/01/27 (Call 03/01/27)[c]	30	21,000
5.75%, 12/01/34 (Call 06/01/34)	990	591,525

		158,172,106
COSMETICS & PERSONAL CARE — 0.08%
Colgate-Palmolive Co.
0.90%, 05/01/18	100	99,484
1.75%, 03/15/19[b]	1,375	1,394,925
2.30%, 05/03/22[b]	1,775	1,806,664
2.95%, 11/01/20	1,600	1,687,778
4.00%, 08/15/45	3,350	3,560,675
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22[b]	550	549,958
4.38%, 06/15/45 (Call 12/15/44)	1,000	1,047,956
6.00%, 05/15/37	750	934,627
Procter & Gamble Co. (The)
1.60%, 11/15/18[b]	2,450	2,481,145
1.85%, 02/02/21	1,850	1,869,928
1.90%, 11/01/19	2,660	2,715,759
2.30%, 02/06/22	1,001	1,016,517
2.70%, 02/02/26	1,580	1,604,631
3.10%, 08/15/23[b]	100	105,584
4.70%, 02/15/19	150	165,142
5.50%, 02/01/34	25	30,634
5.55%, 03/05/37	2,778	3,496,005
5.80%, 08/15/34	225	283,964
6.45%, 01/15/26[b]	200	261,744

		25,113,120
DISTRIBUTION & WHOLESALE — 0.02%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	1,250	1,230,361
4.50%, 03/01/23 (Call 12/01/22)	700	712,623
5.13%, 03/01/21	1,300	1,376,482
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	1,315	1,280,052
5.00%, 08/10/22 (Call 02/10/22)	1,850	1,769,286
5.25%, 09/01/17	1,000	1,039,617

56	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	$215	$233,068

		7,641,489
DIVERSIFIED FINANCIAL SERVICES — 1.04%
Affiliated Managers Group Inc.
3.50%, 08/01/25	2,500	2,394,830
4.25%, 02/15/24	200	203,494
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)	5,830	5,655,150
3.38%, 01/15/19 (Call 12/15/18)[b]	4,295	4,221,291
3.75%, 02/01/22 (Call 12/01/21)[b]	3,020	2,818,135
3.88%, 04/01/21 (Call 03/01/21)[b]	500	481,060
4.25%, 09/15/24 (Call 06/15/24)[b]	250	229,869
4.75%, 03/01/20	350	354,177
Alterra Finance LLC
6.25%, 09/30/20	1,400	1,588,768
American Express Co.
1.55%, 05/22/18	2,150	2,124,798
2.65%, 12/02/22	554	533,284
3.63%, 12/05/24 (Call 11/04/24)	1,600	1,586,146
4.05%, 12/03/42	3,272	3,137,655
6.15%, 08/28/17	1,500	1,594,659
7.00%, 03/19/18	4,920	5,391,650
American Express Credit Corp.
1.55%, 09/22/17	2,045	2,037,438
2.13%, 07/27/18[b]	4,500	4,511,903
2.13%, 03/18/19	2,000	1,997,211
2.25%, 08/15/19	3,600	3,593,753
2.38%, 05/26/20 (Call 04/25/20)[b]	7,270	7,233,206
Series F
2.60%, 09/14/20 (Call 08/14/20)	1,117	1,120,691
Ameriprise Financial Inc.
3.70%, 10/15/24[b]	2,000	2,080,711
4.00%, 10/15/23	1,630	1,727,585
5.30%, 03/15/20	290	322,526
Ameritech Capital Funding Corp.
6.45%, 01/15/18	500	536,444
AXA Financial Inc.
7.00%, 04/01/28	50	62,934
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	2,880	3,070,194
7.25%, 02/01/18	4,970	5,444,163

Security	Principal (000s)	Value
BGC Partners Inc.
5.38%, 12/09/19	$500	$510,000
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	2,000	1,978,417
3.38%, 02/15/23[b]	2,700	2,631,813
8.80%, 07/15/19	1,750	2,063,117
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	260	260,291
3.00%, 03/10/25 (Call 12/10/24)	655	659,483
3.23%, 09/01/22	225	232,390
3.45%, 02/13/26 (Call 11/13/25)	2,750	2,855,572
4.45%, 07/22/20[b]	50	54,923
CME Group Inc./IL
3.00%, 09/15/22	400	411,476
3.00%, 03/15/25 (Call 12/15/24)	2,300	2,292,531
5.30%, 09/15/43 (Call 03/15/43)	2,297	2,638,011
Credit Suisse USA Inc.
7.13%, 07/15/32	5,187	6,469,166
Discover Financial Services
3.85%, 11/21/22	850	824,392
3.95%, 11/06/24 (Call 08/06/24)	2,000	1,957,969
5.20%, 04/27/22	2,629	2,752,554
E*TRADE Financial Corp.
4.63%, 09/15/23 (Call 03/15/18)	500	490,000
Eaton Vance Corp.
6.50%, 10/02/17	100	106,840
Ford Motor Credit Co. LLC
1.68%, 09/08/17	2,500	2,470,079
2.38%, 01/16/18	6,500	6,468,424
2.38%, 03/12/19[b]	2,950	2,895,915
2.60%, 11/04/19	1,400	1,372,708
2.88%, 10/01/18	400	399,831
3.00%, 06/12/17	4,850	4,874,684
3.66%, 09/08/24	3,550	3,441,794
4.25%, 02/03/17	1,825	1,859,928
4.25%, 09/20/22	3,500	3,586,209
5.00%, 05/15/18[b]	2,950	3,085,078
5.88%, 08/02/21	5,300	5,828,112
6.63%, 08/15/17	2,400	2,540,911
8.00%, 12/15/16[b]	1,350	1,414,438
8.13%, 01/15/20	7,250	8,433,636
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,762,882

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.85%, 03/30/25[b]	$200	$192,052
4.63%, 05/20/20	500	548,139
GE Capital International Funding Co.
0.96%, 04/15/16[c]	12,465	12,466,895
2.34%, 11/15/20[b,c]	4,665	4,706,623
3.37%, 11/15/25[b,c]	2,669	2,788,543
4.42%, 11/15/35[c]	9,972	10,370,016
General Electric Co.
2.10%, 12/11/19[b]	2,500	2,526,113
2.20%, 01/09/20 (Call 12/09/19)	1,258	1,284,535
2.95%, 05/09/16	8,750	8,785,971
3.10%, 01/09/23	2,020	2,103,493
3.15%, 09/07/22[b]	591	618,639
3.45%, 05/15/24 (Call 02/13/24)[b]	430	457,967
4.38%, 09/16/20	387	426,336
4.63%, 01/07/21	4,501	5,050,805
4.65%, 10/17/21[b]	4,625	5,242,254
5.30%, 02/11/21	294	336,902
5.50%, 01/08/20[b]	144	163,909
5.63%, 09/15/17[b]	1,350	1,443,138
5.63%, 05/01/18[b]	1,228	1,341,318
5.88%, 01/14/38	15,081	18,896,950
6.00%, 08/07/19	149	171,287
6.15%, 08/07/37[b]	272	352,860
6.88%, 01/10/39	414	574,946
Series A
5.55%, 05/04/20	25	28,622
6.75%, 03/15/32	12,642	16,800,299
Goldman Sachs Capital I
6.35%, 02/15/34[b]	5,590	6,289,163
HSBC Finance Corp.
6.68%, 01/15/21	3,999	4,454,915
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)[b]	3,745	3,807,271
3.75%, 12/01/25 (Call 09/01/25)	1,055	1,088,101
4.00%, 10/15/23	1,100	1,148,372
International Lease Finance Corp.
7.13%, 09/01/18[c]	325	352,625
Invesco Finance PLC
3.75%, 01/15/26[b]	245	253,327
4.00%, 01/30/24	3,550	3,723,964
5.38%, 11/30/43	50	55,118

Security	Principal (000s)	Value
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)[b]	$3,250	$3,342,898
Jefferies Group LLC
5.13%, 04/13/18	850	868,467
5.13%, 01/20/23[b]	1,825	1,781,887
6.25%, 01/15/36[b]	3,075	2,649,771
6.45%, 06/08/27	1,030	1,006,442
6.50%, 01/20/43	1,915	1,644,060
6.88%, 04/15/21	875	970,284
8.50%, 07/15/19[b]	400	452,017
Lazard Group LLC
3.75%, 02/13/25	1,000	894,558
4.25%, 11/14/20	2,150	2,207,880
Legg Mason Inc.
2.70%, 07/15/19[b]	220	221,678
3.95%, 07/15/24	490	485,116
5.63%, 01/15/44	1,790	1,720,634
Murray Street Investment Trust I
4.65%, 03/09/17[d]	1,100	1,128,396
Nasdaq Inc.
4.25%, 06/01/24 (Call 03/01/24)	950	966,680
5.25%, 01/16/18	333	350,029
5.55%, 01/15/20[b]	600	657,331
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	1,000	997,254
2.00%, 01/27/20 (Call 12/27/19)	300	298,642
2.15%, 02/01/19 (Call 01/01/19)	2,100	2,124,146
2.30%, 11/15/19 (Call 10/15/19)	1,000	1,018,074
2.30%, 11/01/20 (Call 10/01/20)	1,050	1,060,446
2.70%, 02/15/23 (Call 12/15/22)	2,650	2,673,452
3.05%, 02/15/22 (Call 11/15/21)	3,970	4,102,335
3.25%, 11/01/25 (Call 08/01/25)[b]	1,050	1,085,236
3.40%, 11/15/23 (Call 08/15/23)	2,450	2,563,205
4.02%, 11/01/32 (Call 05/01/32)	800	825,311
Series C
8.00%, 03/01/32	615	875,414
Nomura Holdings Inc.
2.75%, 03/19/19	2,320	2,332,675
6.70%, 03/04/20[b]	3,099	3,545,232
Raymond James Financial Inc.
5.63%, 04/01/24[b]	900	984,440

58	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Stifel Financial Corp.
4.25%, 07/18/24	$1,250	$1,233,369
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	890	883,076
2.70%, 02/03/20 (Call 01/03/20)	443	434,550
4.50%, 07/23/25 (Call 04/24/25)	2,255	2,281,790
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)[b]	4,019	4,079,968
Visa Inc.
1.20%, 12/14/17[b]	1,000	1,003,325
2.20%, 12/14/20 (Call 11/14/20)	2,725	2,771,820
2.80%, 12/14/22 (Call 10/14/22)[b]	745	766,498
3.15%, 12/14/25 (Call 09/14/25)[b]	13,250	13,735,549
4.15%, 12/14/35 (Call 06/14/35)[b]	460	487,050
4.30%, 12/14/45 (Call 06/14/45)[b]	4,265	4,561,302

		343,601,054
ELECTRIC — 1.70%
AEP Texas Central Co.
Series E
6.65%, 02/15/33	500	624,516
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	1,370	1,370,940
3.75%, 03/01/45 (Call 09/01/44)	126	120,628
4.10%, 01/15/42[b]	375	377,391
4.15%, 08/15/44 (Call 02/15/44)	965	990,904
4.30%, 01/02/46 (Call 07/02/45)	1,700	1,787,642
6.00%, 03/01/39	25	31,340
6.13%, 05/15/38	195	246,883
Series 11-C
5.20%, 06/01/41	2,025	2,352,212
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)[b]	2,000	2,028,617
3.65%, 02/15/26 (Call 11/15/25)	1,735	1,779,117
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	2,350	2,387,831
4.15%, 03/15/46 (Call 09/15/45)[b]	1,000	1,050,897
4.30%, 07/01/44 (Call 01/01/44)[b]	2,090	2,234,910
4.80%, 12/15/43 (Call 06/15/43)[b]	25	28,484
6.13%, 11/15/17	1,100	1,178,721
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	2,016	2,009,220
2.95%, 12/15/22 (Call 09/15/22)[b]	1,125	1,126,911

Security	Principal (000s)	Value
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	$2,120	$2,073,023
6.38%, 04/01/36	875	1,019,027
7.00%, 04/01/38[b]	1,025	1,303,676
Series K
5.00%, 06/01/17	600	622,916
Series L
5.80%, 10/01/35	15	17,181
Series P
6.70%, 08/15/37	25	29,065
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	500	504,338
3.15%, 05/15/25 (Call 02/15/25)[b]	1,000	1,018,696
3.35%, 06/15/24 (Call 03/15/24)[b]	500	519,990
4.35%, 11/15/45 (Call 05/15/45)	1,000	1,076,207
4.50%, 04/01/42 (Call 10/01/41)[b]	1,030	1,110,300
5.05%, 09/01/41 (Call 03/01/41)	1,450	1,649,464
5.50%, 09/01/35	485	574,852
8.75%, 03/01/19	300	357,591
Avangrid Inc.
4.63%, 10/01/20	800	826,778
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)[b]	674	686,685
3.35%, 07/01/23 (Call 04/01/23)[b]	400	415,841
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	1,395	1,387,665
2.00%, 11/15/18 (Call 10/15/18)	1,975	1,975,418
2.40%, 02/01/20 (Call 01/01/20)[b]	250	252,830
3.50%, 02/01/25 (Call 11/01/24)[b]	1,295	1,325,074
3.75%, 11/15/23 (Call 08/15/23)	2,250	2,378,742
4.50%, 02/01/45 (Call 08/01/44)	1,579	1,576,481
5.15%, 11/15/43 (Call 05/15/43)	596	645,595
5.95%, 05/15/37	3,675	4,336,707
6.13%, 04/01/36	8,086	9,620,144
6.50%, 09/15/37	985	1,229,746
8.48%, 09/15/28	75	107,494
Black Hills Corp.
3.95%, 01/15/26 (Call 07/15/25)	1,500	1,566,760
4.25%, 11/30/23 (Call 08/30/23)	200	211,284
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	2,075	2,060,093
3.55%, 08/01/42 (Call 02/01/42)	75	70,579
4.50%, 04/01/44 (Call 10/01/43)	1,375	1,498,958

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Cleco Power LLC
6.00%, 12/01/40	$190	$219,473
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	3,300	3,834,125
5.95%, 12/15/36	210	224,039
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	1,075	1,097,378
3.88%, 03/01/24 (Call 12/01/23)	1,075	1,121,393
4.70%, 03/31/43 (Call 09/30/42)	10	10,214
4.88%, 03/01/44 (Call 09/01/43)	1,075	1,119,199
5.05%, 03/15/22 (Call 12/15/21)	2,050	2,277,473
8.75%, 06/15/19	150	180,933
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)[b]	2,900	2,966,741
3.40%, 09/01/21 (Call 06/01/21)	5,300	5,594,627
3.70%, 03/01/45 (Call 09/01/44)[b]	1,050	994,544
4.00%, 08/01/20 (Call 05/01/20)	500	536,451
4.35%, 11/15/45 (Call 05/15/45)	1,000	1,063,561
4.70%, 01/15/44 (Call 07/15/43)[b]	175	191,873
5.90%, 03/15/36	150	185,251
6.45%, 01/15/38	1,200	1,621,631
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	2,000	1,988,548
4.30%, 04/15/44 (Call 10/15/43)	750	792,603
Series A
4.15%, 06/01/45 (Call 12/01/44)[b]	2,000	2,078,911
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	1,000	1,036,719
3.95%, 03/01/43 (Call 09/01/42)	5,376	5,262,518
4.45%, 03/15/44 (Call 09/15/43)	135	142,530
4.50%, 12/01/45 (Call 06/01/45)	1,000	1,071,331
4.63%, 12/01/54 (Call 06/01/54)	300	311,866
5.50%, 12/01/39	300	355,228
5.70%, 06/15/40	295	366,634
5.85%, 04/01/18	500	541,843
6.30%, 08/15/37	210	267,094
6.65%, 04/01/19	950	1,081,667
7.13%, 12/01/18	4,102	4,676,846
Series 05-A
5.30%, 03/01/35	500	577,960
Series 06-A
5.85%, 03/15/36	500	614,126

Security	Principal (000s)	Value
Series 06-E
5.70%, 12/01/36	$695	$826,597
Series 08-B
6.75%, 04/01/38[b]	1,297	1,744,922
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	150	164,665
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	2,475	2,537,679
3.13%, 08/31/24 (Call 05/31/24)[b]	500	517,830
3.38%, 08/15/23 (Call 05/15/23)[b]	1,100	1,156,350
3.95%, 05/15/43 (Call 11/15/42)[b]	500	511,669
4.35%, 08/31/64 (Call 02/28/64)	35	35,285
6.70%, 09/15/19	50	57,874
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	300	299,520
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	2,035	2,016,489
Dominion Resources Inc./VA
1.25%, 03/15/17	500	498,503
3.63%, 12/01/24 (Call 09/01/24)	250	248,761
3.90%, 10/01/25 (Call 07/01/25)	1,650	1,670,483
4.45%, 03/15/21	2,400	2,594,114
4.70%, 12/01/44 (Call 06/01/44)[b]	1,025	992,002
5.75%, 10/01/54 (Call 10/01/24)[a,b]	250	237,500
7.00%, 06/15/38	3,460	4,270,759
Series A
1.40%, 09/15/17[b]	1,900	1,889,328
Series B
5.95%, 06/15/35	960	1,083,516
Series C
4.05%, 09/15/42 (Call 03/15/42)[b]	2,015	1,773,112
4.90%, 08/01/41 (Call 02/01/41)	920	899,076
Series F
5.25%, 08/01/33	900	957,313
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	500	504,986
3.65%, 03/15/24 (Call 12/15/23)	2,900	3,100,556
3.70%, 03/15/45 (Call 09/15/44)[b]	3,035	2,950,758
3.90%, 06/01/21 (Call 03/01/21)	1,300	1,403,378
4.30%, 07/01/44 (Call 01/01/44)	1,550	1,665,732
5.70%, 10/01/37	50	61,468
Series A
6.63%, 06/01/36	170	228,380

60	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
DTE Energy Co.
3.30%, 06/15/22 (Call 04/15/22)[c]	$150	$153,841
3.85%, 12/01/23 (Call 09/01/23)	1,300	1,369,131
Series C
3.50%, 06/01/24 (Call 03/01/24)[b]	550	559,954
Duke Energy Carolinas LLC
1.75%, 12/15/16	1,627	1,631,983
3.75%, 06/01/45 (Call 12/01/44)[b]	1,034	964,310
3.90%, 06/15/21 (Call 03/15/21)	1,700	1,843,789
4.00%, 09/30/42 (Call 03/30/42)	137	138,335
4.25%, 12/15/41 (Call 06/15/41)	305	318,550
5.30%, 02/15/40	75	88,778
6.00%, 01/15/38	225	287,877
6.05%, 04/15/38	540	691,257
6.10%, 06/01/37	2,480	3,073,846
6.45%, 10/15/32	25	32,349
Series A
6.00%, 12/01/28	285	356,046
Duke Energy Corp.
1.63%, 08/15/17	1,475	1,474,226
2.15%, 11/15/16	1,050	1,057,360
3.05%, 08/15/22 (Call 05/15/22)	2,000	2,008,900
3.55%, 09/15/21 (Call 06/15/21)	2,325	2,425,195
3.75%, 04/15/24 (Call 01/15/24)[b]	125	128,511
3.95%, 10/15/23 (Call 07/15/23)	500	519,082
4.80%, 12/15/45 (Call 06/15/45)[b]	5,125	5,280,301
5.05%, 09/15/19	50	54,589
Duke Energy Florida LLC
3.10%, 08/15/21 (Call 05/15/21)	1,750	1,825,229
3.85%, 11/15/42 (Call 05/15/42)	860	844,495
5.65%, 04/01/40	350	433,768
6.35%, 09/15/37	25	32,825
6.40%, 06/15/38	1,135	1,511,991
Duke Energy Indiana LLC
6.35%, 08/15/38	55	72,954
6.45%, 04/01/39	3,450	4,615,002
Series WWW
4.90%, 07/15/43 (Call 01/15/43)	50	55,953
Duke Energy Ohio Inc.
3.80%, 09/01/23 (Call 06/01/23)	50	53,631
5.45%, 04/01/19	1,666	1,852,213
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	100	102,368
3.00%, 09/15/21 (Call 06/15/21)	900	940,302

Security	Principal (000s)	Value
3.25%, 08/15/25 (Call 05/15/25)[b]	$875	$903,803
4.10%, 05/15/42 (Call 11/15/41)	40	40,381
4.10%, 03/15/43 (Call 09/15/42)	400	404,551
4.15%, 12/01/44 (Call 06/01/44)	1,098	1,105,295
4.20%, 08/15/45 (Call 02/15/45)	1,040	1,077,335
4.38%, 03/30/44 (Call 09/30/43)	2,165	2,277,579
5.30%, 01/15/19	2,400	2,643,824
6.30%, 04/01/38	790	1,039,539
Edison International
3.75%, 09/15/17	4,100	4,226,385
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	1,400	1,472,532
3.70%, 06/01/24 (Call 03/01/24)[b]	2,925	3,082,161
3.75%, 02/15/21 (Call 11/15/20)	3,500	3,702,526
4.95%, 12/15/44 (Call 12/15/24)	15	15,276
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	875	918,076
4.70%, 01/15/17 (Call 12/15/16)[b]	400	407,940
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	30	35,242
6.00%, 05/01/18	1,000	1,087,901
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	540	555,943
Entergy Texas Inc.
5.15%, 06/01/45 (Call 06/01/25)	25	25,721
7.13%, 02/01/19	860	978,676
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	225	220,101
Series H
3.15%, 01/15/25 (Call 10/15/24)[b]	490	484,700
Exelon Corp.
1.55%, 06/09/17	270	269,181
2.85%, 06/15/20 (Call 05/15/20)	240	242,171
3.95%, 06/15/25 (Call 03/15/25)[c]	1,225	1,239,750
4.95%, 06/15/35 (Call 12/15/34)[b,c]	1,000	1,010,969
5.10%, 06/15/45 (Call 12/15/44)[c]	2,025	2,068,146
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[b]	1,000	999,209
4.00%, 10/01/20 (Call 07/01/20)[b]	450	464,995
4.25%, 06/15/22 (Call 03/15/22)[b]	3,200	3,238,879
5.60%, 06/15/42 (Call 12/15/41)	4,035	3,645,514
5.75%, 10/01/41 (Call 04/01/41)[b]	750	688,127
6.25%, 10/01/39[b]	200	196,128

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
FirstEnergy Solutions Corp.
6.05%, 08/15/21[b]	$250	$266,425
6.80%, 08/15/39[b]	925	853,046
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)[b]	1,500	1,572,165
3.80%, 12/15/42 (Call 06/15/42)	70	71,052
4.05%, 06/01/42 (Call 12/01/41)	100	104,757
4.05%, 10/01/44 (Call 04/01/44)[b]	853	891,151
4.13%, 02/01/42 (Call 08/01/41)	2,340	2,447,670
5.25%, 02/01/41 (Call 08/01/40)	1,505	1,820,428
5.55%, 11/01/17	100	106,911
5.63%, 04/01/34	150	186,468
5.65%, 02/01/37	2,482	3,128,071
5.69%, 03/01/40	30	38,048
5.95%, 02/01/38	3,454	4,490,899
Georgia Power Co.
1.95%, 12/01/18	1,000	1,004,493
4.30%, 03/15/42	3,700	3,637,450
5.40%, 06/01/40	1,225	1,380,833
5.95%, 02/01/39	50	60,220
Series 07-A
5.65%, 03/01/37	500	565,871
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	700	757,303
5.29%, 06/15/22 (Call 03/15/22)[d]	1,250	1,387,396
Hydro-Quebec
1.38%, 06/19/17	40	40,232
2.00%, 06/30/16	6,450	6,476,251
8.05%, 07/07/24	500	697,785
Iberdrola International BV
6.75%, 07/15/36	775	934,717
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	25	23,589
Indiana Michigan Power Co.
6.05%, 03/15/37	15	17,890
7.00%, 03/15/19	2,417	2,732,407
Series J
3.20%, 03/15/23 (Call 12/15/22)	1,500	1,519,133
Series K
4.55%, 03/15/46	2,100	2,092,797
Integrys Holding Inc.
4.17%, 11/01/20	850	917,147
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	1,150	1,204,595

Security	Principal (000s)	Value
4.70%, 10/15/43 (Call 04/15/43)	$150	$163,098
6.25%, 07/15/39	40	52,707
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	300	292,822
4.05%, 07/01/23 (Call 04/01/23)[b]	100	105,406
5.30%, 07/01/43 (Call 01/01/43)	100	100,568
Jersey Central Power & Light Co.
6.15%, 06/01/37	1,150	1,287,863
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	25	25,014
3.65%, 08/15/25 (Call 05/15/25)	1,000	1,044,483
5.30%, 10/01/41 (Call 04/01/41)	2,585	2,919,301
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	325	343,204
3.30%, 10/01/25 (Call 07/01/25)	1,000	1,048,267
4.38%, 10/01/45 (Call 04/01/45)	1,000	1,084,041
5.13%, 11/01/40 (Call 05/01/40)	761	892,839
LG&E and KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	1,100	1,157,576
4.38%, 10/01/21 (Call 07/01/21)	2,625	2,818,951
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)[b]	1,000	1,080,384
4.65%, 11/15/43 (Call 05/15/43)[b]	25	27,991
Series 25
3.30%, 10/01/25 (Call 07/01/25)	1,050	1,100,680
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	2,725	2,889,222
3.70%, 09/15/23 (Call 06/15/23)	3,050	3,277,543
4.25%, 05/01/46 (Call 11/01/45)	400	417,989
4.40%, 10/15/44 (Call 04/15/44)	275	295,416
4.80%, 09/15/43 (Call 03/15/43)	520	584,669
5.80%, 10/15/36	600	742,998
Midamerican Funding LLC
6.93%, 03/01/29	298	387,834
Mississippi Power Co.
Series 12-A
4.25%, 03/15/42	2,025	1,537,181
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	2,155	2,537,131
7.13%, 03/15/19	570	650,047
Series R
6.75%, 07/01/37	500	664,855

62	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	$1,000	$998,077
2.06%, 09/01/17	2,000	2,007,796
2.70%, 09/15/19 (Call 08/15/19)	2,000	2,009,716
3.63%, 06/15/23 (Call 03/15/23)	250	255,519
6.00%, 03/01/19	500	550,241
Series D
7.30%, 09/01/67 (Call 09/01/17)[a,b]	500	475,000
NiSource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)	25	26,141
4.80%, 02/15/44 (Call 08/15/43)	15	15,803
5.25%, 02/15/43 (Call 08/15/42)	325	359,267
5.45%, 09/15/20	3,225	3,559,780
5.80%, 02/01/42 (Call 08/01/41)	2,100	2,489,516
5.95%, 06/15/41 (Call 12/15/40)	1,655	1,900,153
6.13%, 03/01/22	225	261,721
6.25%, 12/15/40	500	591,414
6.40%, 03/15/18	240	260,281
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	2,700	2,672,422
2.20%, 08/15/20 (Call 07/15/20)	290	294,965
2.60%, 05/15/23 (Call 11/15/22)[b]	1,000	1,008,509
3.40%, 08/15/42 (Call 02/15/42)	100	93,683
4.00%, 08/15/45 (Call 02/15/45)	665	687,069
4.13%, 05/15/44 (Call 11/15/43)	510	539,151
4.85%, 08/15/40 (Call 02/15/40)	65	75,337
5.35%, 11/01/39	15	18,210
6.25%, 06/01/36	255	334,954
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	2,000	1,990,710
3.25%, 11/15/25 (Call 08/15/25)	2,050	2,136,345
4.40%, 03/01/44 (Call 09/01/43)	1,350	1,441,983
5.50%, 03/15/40	100	121,975
Oglethorpe Power Corp.
4.20%, 12/01/42[b]	125	119,386
4.55%, 06/01/44[b]	2,108	2,088,094
5.38%, 11/01/40	820	924,910
6.10%, 03/15/19	600	663,521
Ohio Edison Co.
6.88%, 07/15/36	65	81,328
8.25%, 10/15/38	600	893,625
Ohio Power Co.
6.05%, 05/01/18	250	270,571

Security	Principal (000s)	Value
Series G
6.60%, 02/15/33	$30	$36,178
Series M
5.38%, 10/01/21	50	56,552
Oklahoma Gas & Electric Co.
3.90%, 05/01/43 (Call 11/01/42)	60	58,914
4.00%, 12/15/44 (Call 06/15/44)	690	671,571
4.55%, 03/15/44 (Call 09/15/43)	500	540,412
5.25%, 05/15/41 (Call 11/15/40)	1,618	1,888,621
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	7,485	7,435,434
3.75%, 04/01/45 (Call 10/01/44)[b]	15	13,569
4.10%, 06/01/22 (Call 03/01/22)	525	561,817
4.55%, 12/01/41 (Call 06/01/41)[b]	420	428,894
5.25%, 09/30/40	765	842,547
5.30%, 06/01/42 (Call 12/01/41)[b]	730	828,173
6.80%, 09/01/18	100	110,765
7.00%, 09/01/22	3,178	3,856,468
7.00%, 05/01/32	200	256,719
7.25%, 01/15/33	545	712,428
7.50%, 09/01/38[b]	1,144	1,562,315
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	1,900	1,917,525
3.25%, 09/15/21 (Call 06/15/21)[b]	1,250	1,303,054
3.40%, 08/15/24 (Call 05/15/24)	1,905	1,973,961
3.50%, 10/01/20 (Call 07/01/20)	50	52,755
3.50%, 06/15/25 (Call 03/15/25)[b]	7,000	7,336,778
3.75%, 02/15/24 (Call 11/15/23)	1,425	1,518,139
3.85%, 11/15/23 (Call 08/15/23)	200	213,885
4.25%, 05/15/21 (Call 02/15/21)	100	108,735
4.25%, 03/15/46 (Call 09/15/45)	5,000	5,093,468
4.30%, 03/15/45 (Call 09/15/44)	835	864,400
4.45%, 04/15/42 (Call 10/15/41)	55	57,946
4.50%, 12/15/41 (Call 06/15/41)	430	452,733
4.60%, 06/15/43 (Call 12/15/42)	1,585	1,696,992
4.75%, 02/15/44 (Call 08/15/43)	1,700	1,857,419
5.13%, 11/15/43 (Call 05/15/43)	50	56,664
5.40%, 01/15/40	250	292,442
5.63%, 11/30/17	250	266,719
5.80%, 03/01/37[b]	1,900	2,288,669
6.05%, 03/01/34	4,118	5,009,021
6.25%, 03/01/39	25	31,777
6.35%, 02/15/38	55	70,093

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	$200	$206,106
3.35%, 07/01/25 (Call 04/01/25)	1,645	1,716,946
3.60%, 04/01/24 (Call 01/01/24)	500	531,903
3.85%, 06/15/21 (Call 03/15/21)	1,100	1,178,451
4.10%, 02/01/42 (Call 08/01/41)[b]	590	598,425
6.00%, 01/15/39	365	462,224
6.10%, 08/01/36	15	19,195
6.25%, 10/15/37	105	136,094
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	750	747,912
3.15%, 10/15/25 (Call 07/15/25)[b]	6,400	6,614,910
4.15%, 10/01/44 (Call 04/01/44)	15	15,481
5.95%, 10/01/36	150	186,888
Pennsylvania Electric Co.
6.15%, 10/01/38	100	111,681
Portland General Electric Co.
6.10%, 04/15/19	1,200	1,334,195
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)[b]	3,500	3,717,146
4.15%, 03/15/43 (Call 09/15/42)[b]	1,000	1,029,400
7.90%, 12/15/38	525	795,776
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	200	199,466
3.40%, 06/01/23 (Call 03/01/23)[b]	50	50,965
3.95%, 03/15/24 (Call 12/15/23)	300	315,594
4.20%, 06/15/22 (Call 03/15/22)	40	42,813
4.70%, 06/01/43 (Call 12/01/42)[b]	175	178,216
5.00%, 03/15/44 (Call 09/15/43)	2,925	3,078,469
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,200	2,285,081
4.15%, 10/01/45 (Call 04/01/45)	1,050	1,102,964
5.20%, 07/15/41 (Call 01/15/41)	390	459,210
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	1,941	1,949,128
4.40%, 01/15/21 (Call 10/15/20)	2,050	2,193,939
4.88%, 12/01/19	400	434,352
6.00%, 12/01/39	2,775	3,239,388
7.05%, 03/15/19	200	226,578
7.75%, 03/01/31	25	33,658
PSEG Power LLC
2.75%, 09/15/16[b]	2,100	2,114,494
4.15%, 09/15/21 (Call 06/15/21)[b]	1,525	1,584,380

Security	Principal (000s)	Value
5.13%, 04/15/20[b]	$50	$54,451
8.63%, 04/15/31[b]	800	962,783
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	3,000	2,987,097
2.90%, 05/15/25 (Call 11/15/24)[b]	4,100	4,197,996
3.60%, 09/15/42 (Call 03/15/42)	126	121,610
4.30%, 03/15/44 (Call 09/15/43)	2,655	2,819,470
4.75%, 08/15/41 (Call 02/15/41)	396	445,321
5.13%, 06/01/19	2,350	2,586,728
6.25%, 09/01/37	25	33,368
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	2,075	2,146,165
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,200	1,292,100
Public Service Electric & Gas Co.
1.90%, 03/15/21	465	464,265
2.00%, 08/15/19 (Call 07/15/19)	1,000	1,007,749
2.38%, 05/15/23 (Call 02/15/23)[b]	2,250	2,240,165
3.05%, 11/15/24 (Call 08/15/24)	1,175	1,212,078
3.15%, 08/15/24 (Call 05/15/24)	1,050	1,091,552
3.65%, 09/01/42 (Call 03/01/42)[b]	3,100	3,017,847
3.80%, 01/01/43 (Call 07/01/42)	50	49,750
3.80%, 03/01/46	1,900	1,891,564
4.05%, 05/01/45 (Call 11/01/44)[b]	1,130	1,181,108
4.15%, 11/01/45 (Call 05/01/45)[b]	1,000	1,055,932
5.38%, 11/01/39	625	764,414
5.50%, 03/01/40	11	13,708
5.80%, 05/01/37	25	31,802
Series I
1.80%, 06/01/19 (Call 05/01/19)	150	150,172
4.00%, 06/01/44 (Call 12/01/43)	1,150	1,185,230
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	8,100	8,042,550
5.63%, 07/15/22 (Call 04/15/22)	50	56,187
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	1,150	1,230,688
5.76%, 10/01/39	25	31,224
5.80%, 03/15/40	15	19,052
6.27%, 03/15/37	500	647,248
7.02%, 12/01/27	40	54,344
San Diego Gas & Electric Co.
3.95%, 11/15/41	2,125	2,156,006
4.30%, 04/01/42 (Call 10/01/41)	20	21,322
4.50%, 08/15/40	66	72,098

64	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
6.00%, 06/01/26	$205	$260,130
6.00%, 06/01/39	500	640,626
Series NNN
3.60%, 09/01/23 (Call 06/01/23)	1,000	1,069,724
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)[b]	40	40,411
4.75%, 05/15/21 (Call 02/15/21)	200	211,085
6.25%, 04/01/20	3,000	3,338,892
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)[b]	1,048	1,046,412
4.50%, 06/01/64 (Call 12/01/63)	215	214,579
4.60%, 06/15/43 (Call 12/15/42)	320	334,657
5.25%, 11/01/18	200	217,928
5.30%, 05/15/33	15	16,888
5.45%, 02/01/41 (Call 08/01/40)	515	594,590
6.05%, 01/15/38	1,250	1,525,793
6.50%, 11/01/18	50	56,033
Southern California Edison Co.
1.85%, 02/01/22	219	216,806
3.88%, 06/01/21 (Call 03/01/21)	450	486,585
4.05%, 03/15/42 (Call 09/15/41)	100	101,927
4.50%, 09/01/40 (Call 03/01/40)	275	296,989
4.65%, 10/01/43 (Call 04/01/43)	2,825	3,122,090
5.50%, 03/15/40	152	187,006
5.63%, 02/01/36	425	520,533
6.00%, 01/15/34	25	31,674
6.05%, 03/15/39	4,927	6,341,867
Series 05-E
5.35%, 07/15/35	225	268,727
Series 06-E
5.55%, 01/15/37	215	258,103
Series 08-A
5.95%, 02/01/38	375	477,229
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	15	15,075
Series C
3.60%, 02/01/45 (Call 08/01/44)[b]	1,850	1,769,796
Southern Co. (The)
1.30%, 08/15/17	815	809,501
2.15%, 09/01/19 (Call 08/01/19)	2,200	2,184,393
2.75%, 06/15/20 (Call 05/15/20)	5,745	5,762,833
Southern Power Co.
1.50%, 06/01/18[b]	2,000	1,969,780
1.85%, 12/01/17	2,150	2,150,285

Security	Principal (000s)	Value
2.38%, 06/01/20 (Call 05/01/20)[b]	$100	$98,301
4.15%, 12/01/25 (Call 09/01/25)[b]	3,150	3,164,341
5.15%, 09/15/41	1,575	1,447,334
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)[b]	500	520,428
3.90%, 04/01/45 (Call 10/01/44)	2,100	1,903,101
Series F
5.88%, 03/01/18	100	107,823
Southwestern Public Service Co.
6.00%, 10/01/36	25	30,533
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	550	565,819
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	6,345	6,348,296
4.10%, 06/15/42 (Call 12/15/41)	341	340,459
4.20%, 05/15/45 (Call 11/15/44)	25	25,590
4.35%, 05/15/44 (Call 11/15/43)	1,210	1,261,860
6.10%, 05/15/18	150	163,228
6.15%, 05/15/37	14	17,830
TECO Finance Inc.
5.15%, 03/15/20	350	381,602
Toledo Edison Co. (The)
6.15%, 05/15/37	450	526,278
TransAlta Corp.
1.90%, 06/03/17	200	187,500
4.50%, 11/15/22 (Call 08/15/22)[b]	3,500	2,275,000
6.50%, 03/15/40	100	52,000
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	75	73,307
5.15%, 11/15/21 (Call 08/15/21)	3,405	3,821,646
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	1,600	1,681,963
3.90%, 09/15/42 (Call 03/15/42)	40	40,593
6.70%, 02/01/19	100	113,303
8.45%, 03/15/39	25	40,279
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	200	205,954
3.10%, 05/15/25 (Call 02/15/25)[b]	1,000	1,018,738
4.20%, 05/15/45 (Call 11/15/44)[b]	895	920,743
4.45%, 02/15/44 (Call 08/15/43)[b]	176	188,825
5.40%, 04/30/18	4,250	4,580,571

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.95%, 09/15/17	$200	$213,832
8.88%, 11/15/38	2,037	3,263,903
Series A
3.15%, 01/15/26 (Call 10/15/25)	320	327,995
6.00%, 05/15/37	25	31,235
Series B
6.00%, 01/15/36	375	467,677
Series D
4.65%, 08/15/43 (Call 02/15/43)	3,525	3,803,454
WEC Energy Group Inc.
3.55%, 06/15/25 (Call 03/15/25)[b]	1,000	1,031,940
6.25%, 05/15/67 (Call 05/15/17)[a,b]	15	11,100
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)[b]	3,100	3,231,066
4.10%, 04/01/43 (Call 10/01/42)	215	221,000
4.13%, 03/01/42 (Call 09/01/41)	582	605,947
4.25%, 12/01/45 (Call 06/01/45)	2,140	2,297,273
4.63%, 09/01/43 (Call 03/01/43)	400	447,455
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)[b]	1,650	1,653,860
2.95%, 09/15/21 (Call 06/15/21)	1,150	1,191,619
3.10%, 06/01/25 (Call 03/01/25)[b]	1,875	1,920,780
3.65%, 12/15/42 (Call 06/15/42)	15	14,356
4.25%, 06/01/44 (Call 12/01/43)[b]	480	511,711
4.30%, 12/15/45 (Call 06/15/45)	1,015	1,102,289
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	3,075	3,174,175
5.00%, 07/15/19	50	54,504
6.38%, 08/15/37	65	86,982
Wisconsin Public Service Corp.
1.65%, 12/04/18	740	736,793
3.67%, 12/01/42[b]	20	19,308
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	100	108,768
4.80%, 09/15/41 (Call 03/15/41)	15	15,649
6.50%, 07/01/36	250	310,014

		559,870,250
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)[b]	3,000	3,065,890
4.25%, 11/15/20[b]	1,825	1,985,253
5.25%, 11/15/39	1,250	1,458,252
6.00%, 08/15/32	15	18,326
6.13%, 04/15/39	35	44,723

Security	Principal (000s)	Value
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	$1,400	$1,395,136
Legrand France SA
8.50%, 02/15/25[b]	1,000	1,345,661

		9,313,241
ELECTRONICS — 0.16%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	2,100	2,157,105
5.00%, 07/15/20[b]	300	326,056
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	675	679,370
3.13%, 09/15/21 (Call 08/15/21)	1,000	1,007,699
4.00%, 02/01/22 (Call 11/01/21)	400	416,023
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	1,885	1,844,003
Avnet Inc.
4.88%, 12/01/22[b]	1,850	1,920,285
5.88%, 06/15/20	200	220,249
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	925	910,944
Flextronics International Ltd.
4.63%, 02/15/20[b]	2,220	2,264,400
4.75%, 06/15/25 (Call 03/15/25)	1,050	997,500
5.00%, 02/15/23[b]	150	150,750
Honeywell International Inc.
4.25%, 03/01/21	2,600	2,887,345
5.00%, 02/15/19	4,983	5,483,445
5.30%, 03/15/17	750	781,717
5.38%, 03/01/41[b]	79	94,248
5.70%, 03/15/36	25	30,315
5.70%, 03/15/37	625	762,073
Jabil Circuit Inc.
4.70%, 09/15/22	200	194,000
5.63%, 12/15/20	1,450	1,501,075
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	25	24,481
4.55%, 10/30/24 (Call 07/30/24)	900	875,369
Koninklijke Philips NV
3.75%, 03/15/22	4,300	4,455,924
5.00%, 03/15/42	2,245	2,178,260
6.88%, 03/11/38	50	58,505
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	2,300	2,436,328

66	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Thermo Fisher Scientific Inc.
1.85%, 01/15/18[b]	$1,250	$1,244,475
2.40%, 02/01/19	1,835	1,842,072
3.15%, 01/15/23 (Call 10/15/22)	4,000	3,917,131
3.60%, 08/15/21 (Call 05/15/21)	2,600	2,657,447
3.65%, 12/15/25 (Call 09/15/25)	1,675	1,676,142
4.15%, 02/01/24 (Call 11/01/23)	521	542,137
4.50%, 03/01/21[b]	2,845	3,023,155
5.30%, 02/01/44 (Call 08/01/43)	3,240	3,429,284
Trimble Navigation Ltd.
4.75%, 12/01/24 (Call 09/01/24)[b]	600	596,089

		53,585,401
ENGINEERING & CONSTRUCTION — 0.02%
ABB Finance USA Inc.
2.88%, 05/08/22	2,365	2,393,613
4.38%, 05/08/42	115	120,807
Fluor Corp.
3.38%, 09/15/21[b]	1,400	1,450,408
3.50%, 12/15/24 (Call 09/15/24)	1,200	1,241,117

		5,205,945
ENVIRONMENTAL CONTROL — 0.06%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	2,000	1,998,228
3.55%, 06/01/22 (Call 03/01/22)	1,623	1,692,421
4.75%, 05/15/23 (Call 02/15/23)	1,900	2,105,913
5.00%, 03/01/20	350	382,396
5.25%, 11/15/21	548	617,052
5.50%, 09/15/19	600	662,473
5.70%, 05/15/41 (Call 11/15/40)	125	140,976
6.09%, 03/15/35	1,000	1,164,831
6.20%, 03/01/40	1,525	1,824,928
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	100	100,281
3.13%, 03/01/25 (Call 12/01/24)[b]	1,735	1,744,800
3.50%, 05/15/24 (Call 02/15/24)	2,450	2,541,170
3.90%, 03/01/35 (Call 09/01/34)	1,005	976,100
4.10%, 03/01/45 (Call 09/01/44)[b]	1,960	1,920,960
6.10%, 03/15/18	1,300	1,411,637
6.13%, 11/30/39	250	313,565
7.10%, 08/01/26	200	261,545

		19,859,276

Security	Principal (000s)	Value
FOOD — 0.41%
Ahold Finance USA LLC
6.88%, 05/01/29	$25	$31,015
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	1,500	1,534,450
3.80%, 08/02/42	15	13,624
4.25%, 04/15/21	2,425	2,619,155
ConAgra Foods Inc.
1.90%, 01/25/18	50	49,859
3.20%, 01/25/23 (Call 10/25/22)	660	654,283
3.25%, 09/15/22	4,255	4,212,599
7.00%, 04/15/19	41	46,161
7.00%, 10/01/28	515	624,267
7.13%, 10/01/26	349	420,822
8.25%, 09/15/30	35	48,474
Delhaize America LLC
9.00%, 04/15/31	15	19,986
Delhaize Group
5.70%, 10/01/40	40	42,241
General Mills Inc.
1.40%, 10/20/17	1,012	1,010,504
3.15%, 12/15/21 (Call 09/15/21)	265	274,954
3.65%, 02/15/24 (Call 11/15/23)[b]	2,250	2,381,564
4.15%, 02/15/43 (Call 08/15/42)	15	15,000
5.40%, 06/15/40	755	875,641
5.65%, 02/15/19[b]	2,170	2,398,668
5.70%, 02/15/17[b]	5,025	5,232,218
Hershey Co. (The)
1.50%, 11/01/16	1,300	1,305,533
4.13%, 12/01/20	910	1,000,605
Hillshire Brands Co. (The)
4.10%, 09/15/20	500	524,880
Ingredion Inc.
4.63%, 11/01/20	1,500	1,580,520
JM Smucker Co. (The)
1.75%, 03/15/18[b]	805	803,211
2.50%, 03/15/20	515	519,520
3.50%, 03/15/25[b]	1,485	1,528,985
4.25%, 03/15/35	1,630	1,638,516
4.38%, 03/15/45	450	451,119
Kellogg Co.
1.88%, 11/17/16	2,350	2,360,006
3.25%, 05/21/18	1,800	1,858,907

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.25%, 04/01/26	$250	$252,111
4.00%, 12/15/20	1,500	1,606,432
4.15%, 11/15/19	350	374,636
4.50%, 04/01/46	335	337,211
Series B
7.45%, 04/01/31	4,625	5,831,261
Kraft Foods Group Inc.
2.25%, 06/05/17	650	654,504
3.50%, 06/06/22[b]	10,443	10,750,147
5.00%, 06/04/42	2,640	2,754,601
5.38%, 02/10/20	2,550	2,821,382
6.13%, 08/23/18	2,000	2,189,728
6.50%, 02/09/40	1,370	1,629,175
6.88%, 01/26/39[b]	3,780	4,610,166
Kraft Heinz Foods Co.
1.60%, 06/30/17[c]	25	24,970
2.80%, 07/02/20 (Call 06/02/20)[c]	400	404,952
3.50%, 07/15/22 (Call 05/15/22)[b,c]	3,000	3,084,151
3.95%, 07/15/25 (Call 04/15/25)[b,c]	4,220	4,417,179
5.00%, 07/15/35 (Call 01/15/35)[c]	1,780	1,864,545
5.20%, 07/15/45 (Call 01/15/45)[b,c]	2,575	2,764,494
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	2,000	2,028,039
2.60%, 02/01/21 (Call 01/01/21)[b]	1,435	1,454,490
2.95%, 11/01/21 (Call 10/01/21)[b]	2,636	2,697,267
3.30%, 01/15/21 (Call 12/15/20)	400	418,571
3.85%, 08/01/23 (Call 05/01/23)	2,290	2,434,269
4.00%, 02/01/24 (Call 11/01/23)	1,900	2,034,496
5.00%, 04/15/42 (Call 10/15/41)	200	214,798
5.15%, 08/01/43 (Call 02/01/43)[b]	35	38,414
5.40%, 07/15/40 (Call 01/15/40)	3,090	3,441,093
6.90%, 04/15/38	1,175	1,516,636
7.50%, 04/01/31	310	411,380
8.00%, 09/15/29	100	135,917
Series B
7.70%, 06/01/29	1,050	1,415,141
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	1,000	1,035,356
3.90%, 07/15/21 (Call 04/15/21)	1,300	1,388,858
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	350	351,510
5.38%, 02/10/20	625	691,515
6.13%, 02/01/18	3,900	4,201,606

Security	Principal (000s)	Value
6.13%, 08/23/18[b]	$600	$658,138
6.50%, 08/11/17	3,533	3,776,991
6.50%, 11/01/31	50	61,208
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	515	515,626
2.60%, 06/12/22	1,825	1,791,543
3.75%, 10/01/25 (Call 07/01/25)	570	589,479
4.85%, 10/01/45 (Call 04/01/45)[b]	285	291,285
5.25%, 02/12/18	100	105,700
5.38%, 09/21/35[b]	1,800	2,003,422
6.63%, 03/17/39	1,543	1,930,539
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	3,960	4,003,149
3.95%, 08/15/24 (Call 05/15/24)	75	79,081
4.50%, 06/15/22 (Call 03/15/22)	508	546,567
4.88%, 08/15/34 (Call 02/15/34)	1,780	1,835,004
5.15%, 08/15/44 (Call 02/15/44)[b]	275	293,705
Unilever Capital Corp.
0.85%, 08/02/17	500	498,654
2.20%, 03/06/19[b]	1,100	1,126,459
3.10%, 07/30/25[b]	1,865	1,959,721
4.25%, 02/10/21	750	832,488
4.80%, 02/15/19	1,400	1,531,688
5.90%, 11/15/32	965	1,261,831

		134,050,566
FOREST PRODUCTS & PAPER — 0.08%
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	1,100	1,110,090
6.75%, 02/15/44 (Call 08/15/43)	15	14,796
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	1,065	1,006,425
Georgia-Pacific LLC
7.38%, 12/01/25[b]	750	932,623
7.75%, 11/15/29	775	1,012,587
8.88%, 05/15/31[b]	1,050	1,502,014
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[b]	2,905	2,825,488
3.80%, 01/15/26 (Call 10/15/25)[b]	1,425	1,374,655
4.75%, 02/15/22 (Call 11/15/21)[b]	300	317,323
4.80%, 06/15/44 (Call 12/15/43)	245	207,831
5.00%, 09/15/35 (Call 03/15/35)[b]	25	24,213
5.15%, 05/15/46 (Call 11/15/45)	1,150	1,027,514
6.00%, 11/15/41 (Call 05/15/41)[b]	1,625	1,591,546

68	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
7.30%, 11/15/39	$2,637	$2,853,068
7.95%, 06/15/18	4,948	5,568,606
8.70%, 06/15/38	720	919,196
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	1,625	1,600,704
4.70%, 03/15/21 (Call 12/15/20)[b]	1,200	1,285,586
WestRock MWV LLC
7.95%, 02/15/31	975	1,205,971
8.20%, 01/15/30[b]	40	50,872

		26,431,108
GAS — 0.13%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	485	491,537
4.40%, 06/01/43 (Call 12/01/42)	830	803,095
5.25%, 08/15/19	1,000	1,076,304
5.88%, 03/15/41 (Call 09/15/40)	2,605	2,981,647
6.00%, 10/01/34	15	17,481
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)[b]	150	150,374
4.15%, 01/15/43 (Call 07/15/42)[b]	1,775	1,786,378
5.50%, 06/15/41 (Call 12/15/40)	2,175	2,585,379
CenterPoint Energy Inc.
6.50%, 05/01/18	400	431,836
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)[b]	325	326,001
2.80%, 11/15/20 (Call 10/15/20)	5,090	5,169,323
3.55%, 11/01/23 (Call 08/01/23)	1,325	1,340,422
4.60%, 12/15/44 (Call 06/15/44)	300	283,531
KeySpan Corp.
5.80%, 04/01/35	765	864,312
8.00%, 11/15/30	425	581,403
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,950	1,672,873
4.90%, 12/01/21 (Call 09/01/21)	700	671,915
5.20%, 07/15/25 (Call 04/15/25)[b]	1,050	945,000
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	825	825,172
3.61%, 02/01/24 (Call 11/01/23)	483	505,706
4.66%, 02/01/44 (Call 08/01/43)	141	154,871
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	850	859,798
4.65%, 08/01/43 (Call 02/01/43)	5	5,395

Security	Principal (000s)	Value
Sempra Energy
2.30%, 04/01/17	$200	$201,085
2.40%, 03/15/20 (Call 02/15/20)	1,000	984,022
2.85%, 11/15/20 (Call 10/15/20)	1,450	1,459,930
2.88%, 10/01/22 (Call 07/01/22)	150	145,636
3.75%, 11/15/25 (Call 08/15/25)	2,400	2,439,938
4.05%, 12/01/23 (Call 09/01/23)	50	51,996
6.00%, 10/15/39	790	869,653
6.15%, 06/15/18	450	484,094
6.50%, 06/01/16	2,152	2,177,234
Southern California Gas Co.
1.55%, 06/15/18	750	748,795
3.15%, 09/15/24 (Call 06/15/24)	3,450	3,541,070
3.20%, 06/15/25 (Call 03/15/25)[b]	200	206,490
4.45%, 03/15/44 (Call 09/15/43)[b]	1,740	1,897,643
5.13%, 11/15/40[b]	1,800	2,144,439
Series KK
5.75%, 11/15/35	50	62,558

		41,944,336
HAND & MACHINE TOOLS — 0.03%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	4,555	4,234,602
3.88%, 02/15/22 (Call 11/15/21)	500	483,286
Snap-On Inc.
4.25%, 01/15/18	450	471,975
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	950	985,193
5.20%, 09/01/40	3,485	3,940,235

		10,115,291
HEALTH CARE – PRODUCTS — 0.38%
Baxter International Inc.
1.85%, 06/15/18	250	249,210
4.50%, 08/15/19	2,700	2,895,054
6.25%, 12/01/37	500	630,261
Becton Dickinson and Co.
1.45%, 05/15/17	2,855	2,850,177
1.75%, 11/08/16	1,600	1,602,646
1.80%, 12/15/17	712	714,602
2.68%, 12/15/19[b]	465	472,769
3.13%, 11/08/21	1,250	1,279,711
3.25%, 11/12/20	1,796	1,861,673
3.73%, 12/15/24 (Call 09/15/24)	931	962,863
3.88%, 05/15/24 (Call 02/15/24)	310	321,473

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.69%, 12/15/44 (Call 06/15/44)	$3,170	$3,258,118
4.88%, 05/15/44 (Call 11/15/43)	435	449,459
5.00%, 05/15/19	350	381,155
5.00%, 11/12/40	3,687	3,858,583
6.00%, 05/15/39	525	614,200
6.38%, 08/01/19	1,500	1,701,699
Boston Scientific Corp.
2.65%, 10/01/18	2,700	2,730,903
2.85%, 05/15/20	315	315,972
3.85%, 05/15/25[b]	3,000	2,994,967
4.13%, 10/01/23 (Call 07/01/23)	625	646,346
6.00%, 01/15/20	4,950	5,523,180
7.38%, 01/15/40	1,240	1,574,229
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)[b]	1,000	1,006,889
3.20%, 06/15/22 (Call 03/15/22)	4,500	4,670,104
4.20%, 06/15/20	500	544,527
6.00%, 10/15/17	2,056	2,205,703
6.55%, 10/15/37	356	458,542
CR Bard Inc.
1.38%, 01/15/18	1,550	1,538,158
4.40%, 01/15/21 (Call 10/15/20)	500	536,230
Danaher Corp.
4.38%, 09/15/45 (Call 03/15/45)	25	26,782
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,000	1,012,204
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	1,117	1,205,897
6.00%, 03/01/20	1,154	1,287,214
Medtronic Inc.
0.88%, 02/27/17	500	497,716
1.50%, 03/15/18[b]	5,000	5,005,851
2.50%, 03/15/20[b]	725	740,780
2.75%, 04/01/23 (Call 01/01/23)	4,299	4,301,355
3.13%, 03/15/22 (Call 12/15/21)	500	518,474
3.15%, 03/15/22	2,450	2,547,524
3.50%, 03/15/25[b]	9,550	9,993,939
3.63%, 03/15/24 (Call 12/15/23)	1,175	1,238,960
4.00%, 04/01/43 (Call 10/01/42)[b]	1,140	1,092,656
4.13%, 03/15/21 (Call 12/15/20)	1,800	1,954,899
4.38%, 03/15/35	3,371	3,479,225
4.45%, 03/15/20[b]	1,500	1,642,693
4.50%, 03/15/42 (Call 09/15/41)	3,450	3,551,001

Security	Principal (000s)	Value
4.63%, 03/15/44 (Call 09/15/43)	$201	$211,157
4.63%, 03/15/45	6,335	6,740,337
5.55%, 03/15/40[b]	540	635,140
6.50%, 03/15/39	600	785,487
St. Jude Medical Inc.
2.00%, 09/15/18[b]	480	481,284
2.80%, 09/15/20 (Call 08/15/20)	705	712,768
3.88%, 09/15/25 (Call 06/15/25)[b]	320	329,677
4.75%, 04/15/43 (Call 10/15/42)	1,337	1,330,983
Stryker Corp.
1.30%, 04/01/18[b]	3,000	2,982,142
2.00%, 09/30/16	1,000	1,005,934
3.38%, 05/15/24 (Call 02/15/24)	2,050	2,054,783
3.38%, 11/01/25 (Call 08/01/25)	1,320	1,312,816
4.10%, 04/01/43 (Call 10/01/42)	1,080	1,003,192
4.38%, 01/15/20[b]	50	54,233
4.38%, 05/15/44 (Call 11/15/43)[b]	1,050	1,019,328
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18[b]	500	497,048
2.70%, 04/01/20 (Call 03/01/20)	4,300	4,285,595
3.38%, 11/30/21 (Call 08/30/21)	825	837,585
3.55%, 04/01/25 (Call 01/01/25)	2,300	2,271,570
4.25%, 08/15/35 (Call 02/15/35)	5,095	4,706,823
4.45%, 08/15/45 (Call 02/15/45)	3,610	3,300,497
5.75%, 11/30/39	25	27,551

		125,532,503
HEALTH CARE – SERVICES — 0.43%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	1,123	1,119,392
1.75%, 05/15/17 (Call 04/15/17)	1,700	1,702,980
2.20%, 03/15/19 (Call 02/15/19)	700	703,753
2.75%, 11/15/22 (Call 08/15/22)	1,675	1,637,600
3.50%, 11/15/24 (Call 08/15/24)[b]	2,385	2,386,495
3.95%, 09/01/20	3,600	3,833,317
4.13%, 06/01/21 (Call 03/01/21)	1,800	1,921,715
4.13%, 11/15/42 (Call 05/15/42)	50	45,936
4.50%, 05/15/42 (Call 11/15/41)[b]	100	96,856
4.75%, 03/15/44 (Call 09/15/43)	125	126,738
6.63%, 06/15/36	2,051	2,484,581
6.75%, 12/15/37	55	67,183
Anthem Inc.
1.88%, 01/15/18	1,600	1,587,840
2.25%, 08/15/19	3,650	3,606,546

70	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.30%, 07/15/18[b]	$750	$748,417
2.38%, 02/15/17	800	804,779
3.13%, 05/15/22	2,650	2,613,658
3.30%, 01/15/23	8,925	8,794,427
3.50%, 08/15/24 (Call 05/15/24)	1,050	1,039,275
3.70%, 08/15/21 (Call 05/15/21)	400	410,084
4.35%, 08/15/20	2,300	2,431,402
4.63%, 05/15/42	2,420	2,268,046
4.65%, 01/15/43	155	145,718
4.65%, 08/15/44 (Call 02/15/44)	1,240	1,163,787
4.85%, 08/15/54 (Call 02/15/54)[b]	500	466,329
5.10%, 01/15/44	575	574,140
5.85%, 01/15/36[b]	1,605	1,762,704
5.88%, 06/15/17	500	525,884
6.38%, 06/15/37	1,654	1,911,708
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)[b]	2,150	2,305,601
4.50%, 03/15/21 (Call 12/15/20)	3,850	4,146,668
5.38%, 02/15/42 (Call 08/15/41)	1,225	1,335,506
5.88%, 03/15/41 (Call 09/15/40)	1,900	2,145,210
6.15%, 11/15/36	25	28,822
7.88%, 05/15/27	25	33,166
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	3,500	3,920,613
5.95%, 03/15/17	3,250	3,398,802
Dignity Health
2.64%, 11/01/19	400	406,652
5.27%, 11/01/64	560	602,358
Humana Inc.
2.63%, 10/01/19	215	214,724
3.15%, 12/01/22 (Call 09/01/22)[b]	355	352,401
3.85%, 10/01/24 (Call 07/01/24)[b]	1,150	1,154,798
4.63%, 12/01/42 (Call 06/01/42)	3,880	3,607,104
4.95%, 10/01/44 (Call 04/01/44)	1,595	1,556,863
7.20%, 06/15/18	1,150	1,272,399
8.15%, 06/15/38	30	41,797
Kaiser Foundation Hospitals
3.50%, 04/01/22	300	313,871
4.88%, 04/01/42	86	95,003
Laboratory Corp. of America Holdings
2.20%, 08/23/17	28	28,044
2.63%, 02/01/20	260	258,922
3.60%, 02/01/25 (Call 11/01/24)[b]	790	784,547

Security	Principal (000s)	Value
3.75%, 08/23/22 (Call 05/23/22)[b]	$250	$255,286
4.63%, 11/15/20 (Call 08/15/20)[b]	2,600	2,789,428
4.70%, 02/01/45 (Call 08/01/44)[b]	1,595	1,508,276
Memorial Sloan-Kettering Cancer Center Series 2015
4.20%, 07/01/55	60	59,886
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	1,500	1,485,718
Ochsner Clinic Foundation
5.90%, 05/15/45 (Call 11/15/44)	25	28,356
Quest Diagnostics Inc.
2.70%, 04/01/19[b]	3,500	3,514,152
4.25%, 04/01/24 (Call 01/01/24)	2,750	2,863,228
4.70%, 04/01/21	1,925	2,065,310
4.70%, 03/30/45 (Call 09/30/44)	440	412,836
5.75%, 01/30/40	300	319,869
Texas Health Resources
4.33%, 11/15/55	25	25,570
UnitedHealth Group Inc.
1.40%, 10/15/17	100	99,933
1.40%, 12/15/17	900	898,547
1.45%, 07/17/17	68	68,054
1.63%, 03/15/19[b]	250	249,355
1.70%, 02/15/19	965	967,154
1.90%, 07/16/18	566	570,050
2.13%, 03/15/21	4,945	4,939,780
2.30%, 12/15/19[b]	3,010	3,046,893
2.70%, 07/15/20[b]	700	717,832
2.75%, 02/15/23 (Call 11/15/22)[b]	2,050	2,063,641
2.88%, 12/15/21[b]	100	102,895
2.88%, 03/15/22 (Call 12/15/21)	846	863,605
2.88%, 03/15/23	2,000	2,023,408
3.10%, 03/15/26	5,350	5,390,774
3.35%, 07/15/22	1,300	1,354,013
3.75%, 07/15/25[b]	6,915	7,340,883
3.88%, 10/15/20 (Call 07/15/20)	250	268,046
3.95%, 10/15/42 (Call 04/15/42)	1,150	1,093,566
4.25%, 03/15/43 (Call 09/15/42)[b]	1,665	1,662,392
4.38%, 03/15/42 (Call 09/15/41)	55	55,980
4.63%, 07/15/35[b]	475	508,772
4.63%, 11/15/41 (Call 05/15/41)	2,075	2,191,318

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.75%, 07/15/45	$2,570	$2,802,697
5.70%, 10/15/40 (Call 04/15/40)	1,025	1,237,383
5.80%, 03/15/36	515	617,295
5.95%, 02/15/41 (Call 08/15/40)	1,025	1,277,584
6.00%, 06/15/17	575	609,101
6.00%, 02/15/18	1,825	1,979,292
6.50%, 06/15/37	655	842,750
6.63%, 11/15/37	525	686,365
6.88%, 02/15/38[b]	2,875	3,865,343
WellPoint Inc.
7.00%, 02/15/19	1,600	1,798,405

		142,506,182
HOLDING COMPANIES – DIVERSIFIED — 0.04%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	1,500	1,508,064
4.88%, 11/30/18[b]	500	504,228
FS Investment Corp.
4.00%, 07/15/19[b]	250	248,725
4.75%, 05/15/22 (Call 04/15/22)	2,000	1,924,806
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	1,565	1,377,888
6.63%, 10/23/43 (Call 07/23/43)[b]	2,010	1,527,479
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	450	441,296
3.00%, 02/10/25 (Call 01/10/25)	2,150	2,061,446
Prospect Capital Corp.
5.00%, 07/15/19[b]	1,550	1,286,500
5.88%, 03/15/23	1,325	1,033,500

		11,913,932
HOME BUILDERS — 0.00%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	900	903,946

		903,946
HOME FURNISHINGS — 0.02%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	2,000	2,038,977
Whirlpool Corp.
3.70%, 03/01/23[b]	1,850	1,902,770
3.70%, 05/01/25	1,100	1,117,842
4.70%, 06/01/22	500	539,476
4.85%, 06/15/21[b]	1,900	2,063,746

		7,662,811

Security	Principal (000s)	Value
HOUSEHOLD PRODUCTS & WARES — 0.07%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	$2,250	$2,251,204
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	500	498,870
2.88%, 10/01/22	1,000	994,271
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)[b]	1,100	1,134,345
3.80%, 11/15/21[b]	1,800	1,923,537
5.95%, 10/15/17	50	53,434
Kimberly-Clark Corp.
1.40%, 02/15/19	535	536,819
1.85%, 03/01/20	565	569,330
1.90%, 05/22/19	3,680	3,732,850
2.15%, 08/15/20	810	823,087
2.65%, 03/01/25	1,010	1,017,975
2.75%, 02/15/26	910	922,604
3.05%, 08/15/25	2,100	2,178,527
3.70%, 06/01/43	50	48,250
3.88%, 03/01/21	750	816,550
5.30%, 03/01/41	1,000	1,193,654
6.63%, 08/01/37	25	33,724
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[b]	4,523	4,629,749

		23,358,780
HOUSEWARES — 0.01%
Newell Rubbermaid Inc.
2.05%, 12/01/17	500	492,022
2.15%, 10/15/18	980	952,582
2.88%, 12/01/19 (Call 11/01/19)	420	409,216
3.90%, 11/01/25 (Call 08/01/25)[b]	850	793,129
4.00%, 06/15/22 (Call 03/15/22)[b]	1,850	1,817,485
6.25%, 04/15/18	50	52,450

		4,516,884
INSURANCE — 0.86%
ACE Capital Trust II
9.70%, 04/01/30	500	700,000
ACE INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)[b]	565	569,392
2.88%, 11/03/22 (Call 09/03/22)	670	678,102
3.15%, 03/15/25[b]	675	677,041
3.35%, 05/03/26 (Call 02/03/26)	360	367,905
4.15%, 03/13/43	2,165	2,137,330

72	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.35%, 11/03/45 (Call 05/03/45)[b]	$6,350	$6,607,640
5.70%, 02/15/17	2,520	2,623,918
5.90%, 06/15/19	2,000	2,242,778
6.70%, 05/15/36	15	19,682
Aflac Inc.
2.40%, 03/16/20[b]	150	151,321
3.25%, 03/17/25[b]	5,000	4,976,188
3.63%, 11/15/24	2,325	2,397,472
4.00%, 02/15/22	800	855,889
6.45%, 08/15/40	190	232,954
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	810	767,175
4.95%, 06/27/22	1,500	1,633,763
5.63%, 09/15/20	500	551,479
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	1,000	1,000,658
5.50%, 11/15/20	825	908,329
Allstate Corp. (The)
4.50%, 06/15/43	111	116,192
5.35%, 06/01/33	15	17,181
5.55%, 05/09/35	3,859	4,534,984
5.75%, 08/15/53 (Call 08/15/23)[a]	100	98,500
5.95%, 04/01/36	30	36,936
6.13%, 05/15/67 (Call 05/15/17)[a]	1,350	1,323,000
7.45%, 05/16/19	1,000	1,166,383
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	3,810	3,765,662
3.30%, 03/01/21 (Call 02/01/21)	505	511,161
3.38%, 08/15/20[b]	1,825	1,846,385
3.75%, 07/10/25 (Call 04/10/25)[b]	643	626,056
3.88%, 01/15/35 (Call 07/15/34)[b]	5,020	4,236,989
4.13%, 02/15/24[b]	1,640	1,660,381
4.38%, 01/15/55 (Call 07/15/54)	1,875	1,510,244
4.50%, 07/16/44 (Call 01/16/44)	4,670	4,087,670
4.70%, 07/10/35 (Call 01/10/35)[b]	1,050	985,164
4.80%, 07/10/45 (Call 01/10/45)	2,025	1,858,159
4.88%, 06/01/22[b]	7,955	8,462,202
5.85%, 01/16/18[b]	500	531,982
6.25%, 05/01/36	1,000	1,082,978
6.25%, 03/15/87	750	772,500
6.40%, 12/15/20	380	434,093

Security	Principal (000s)	Value
Aon Corp.
3.13%, 05/27/16	$1,650	$1,657,743
5.00%, 09/30/20	1,100	1,209,732
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	7,767	7,688,829
3.88%, 12/15/25 (Call 09/15/25)	575	583,010
4.00%, 11/27/23 (Call 08/27/23)	1,750	1,802,388
4.25%, 12/12/42	120	106,308
4.45%, 05/24/43 (Call 02/24/43)	25	23,036
4.60%, 06/14/44 (Call 03/14/44)[b]	910	864,425
4.75%, 05/15/45 (Call 11/15/44)	140	136,541
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	812	828,172
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	750	769,928
6.00%, 12/15/20	675	748,103
Assurant Inc.
4.00%, 03/15/23	2,000	2,001,036
6.75%, 02/15/34	440	509,965
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24[b]	765	797,161
AXA SA
8.60%, 12/15/30	2,330	3,029,000
AXIS Specialty Finance PLC
2.65%, 04/01/19	75	74,862
5.15%, 04/01/45	315	312,184
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18[b]	750	750,949
1.60%, 05/15/17	3,000	3,016,407
2.90%, 10/15/20	50	52,109
3.00%, 05/15/22	6,150	6,353,825
4.25%, 01/15/21[b]	2,350	2,568,962
4.30%, 05/15/43[b]	40	38,997
4.40%, 05/15/42[b]	2,095	2,069,273
5.40%, 05/15/18[b]	6,800	7,402,317
5.75%, 01/15/40[b]	1,305	1,540,056
Berkshire Hathaway Inc.
1.55%, 02/09/18[b]	15	15,074
2.10%, 08/14/19	4,200	4,268,499
4.50%, 02/11/43[b]	1,487	1,496,304
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	15	15,114

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Chubb Corp. (The)
6.00%, 05/11/37	$3,090	$3,810,779
Cincinnati Financial Corp.
6.92%, 05/15/28	25	32,018
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	2,200	2,163,358
4.50%, 03/01/26 (Call 12/01/25)	2,900	2,931,741
5.75%, 08/15/21[b]	150	166,303
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	165	192,122
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	25	24,100
Fidelity National Financial Inc.
5.50%, 09/01/22	3,500	3,772,734
First American Financial Corp.
4.60%, 11/15/24[b]	1,000	1,022,173
GE Global Insurance Holding Corp.
7.00%, 02/15/26[b]	510	656,900
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	1,000	1,136,554
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43[b]	51	47,082
5.13%, 04/15/22	1,000	1,096,247
5.38%, 03/15/17	3,420	3,552,774
5.50%, 03/30/20	100	110,458
5.95%, 10/15/36	225	259,924
6.00%, 01/15/19[b]	1,250	1,370,034
6.10%, 10/01/41	950	1,137,167
6.30%, 03/15/18	1,900	2,050,848
6.63%, 03/30/40	515	634,743
Lincoln National Corp.
3.35%, 03/09/25[b]	520	491,159
4.20%, 03/15/22	4,000	4,146,500
4.85%, 06/24/21[b]	350	374,972
6.15%, 04/07/36	15	16,311
6.30%, 10/09/37	40	44,231
7.00%, 06/15/40	1,125	1,322,600
8.75%, 07/01/19	1,000	1,189,362
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,900	1,843,121
4.13%, 05/15/43 (Call 11/15/42)	3,457	3,148,570
Markel Corp.
4.90%, 07/01/22	1,500	1,632,408

Security	Principal (000s)	Value
5.00%, 03/30/43	$10	$10,059
5.35%, 06/01/21	1,700	1,873,429
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	1,605	1,609,640
2.35%, 03/06/20 (Call 02/06/20)[b]	2,320	2,313,859
3.50%, 06/03/24 (Call 03/03/24)	1,250	1,250,746
3.50%, 03/10/25 (Call 12/10/24)[b]	10	9,968
3.75%, 03/14/26 (Call 12/14/25)[b]	245	248,190
5.88%, 08/01/33	15	17,255
MetLife Inc.
1.76%, 12/15/17	11,400	11,363,836
3.00%, 03/01/25	1,697	1,620,419
3.60%, 04/10/24[b]	5,900	5,924,084
4.05%, 03/01/45[b]	2,335	2,092,718
4.13%, 08/13/42	150	135,758
4.60%, 05/13/46 (Call 12/13/45)[b]	100	97,919
4.72%, 12/15/44[b]	2,650	2,625,129
4.75%, 02/08/21	2,900	3,177,013
4.88%, 11/13/43	100	101,757
5.70%, 06/15/35	25	28,113
5.88%, 02/06/41	4,700	5,385,107
6.40%, 12/15/66 (Call 12/15/31)[b]	2,650	2,597,000
6.50%, 12/15/32	50	60,303
7.72%, 02/15/19	1,400	1,617,110
10.75%, 08/01/69 (Call 08/01/34)[b]	1,365	1,992,900
Series A
6.82%, 08/15/18	3,346	3,731,029
Series D
4.37%, 09/15/23	85	90,876
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	20	20,547
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	2,400	2,533,879
Primerica Inc.
4.75%, 07/15/22	750	804,379
Principal Financial Group Inc.
3.40%, 05/15/25 (Call 02/15/25)	1,200	1,168,310
4.63%, 09/15/42	15	14,263
6.05%, 10/15/36	2,160	2,402,196
8.88%, 05/15/19	2,124	2,515,933
Progressive Corp. (The)
3.75%, 08/23/21	2,660	2,826,245
4.35%, 04/25/44	1,525	1,572,798

74	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
6.25%, 12/01/32	$110	$137,531
6.70%, 06/15/67 (Call 06/15/17)[a]	2,105	1,999,750
Protective Life Corp.
8.45%, 10/15/39	525	693,597
Prudential Financial Inc.
3.00%, 05/12/16	2,650	2,659,919
3.50%, 05/15/24	1,550	1,513,010
4.50%, 11/16/21	800	852,922
4.60%, 05/15/44[b]	555	531,316
5.10%, 08/15/43	125	122,648
5.20%, 03/15/44 (Call 03/15/24)[a]	750	703,125
5.38%, 06/21/20	400	441,126
5.38%, 05/15/45 (Call 05/15/25)[a]	200	189,500
5.40%, 06/13/35	15	15,813
5.63%, 05/12/41	1,035	1,091,838
5.63%, 06/15/43 (Call 06/15/23)[a,b]	5,350	5,243,000
5.70%, 12/14/36	160	174,150
5.80%, 11/16/41	2,050	2,214,072
5.88%, 09/15/42 (Call 09/15/22)[a,b]	150	151,500
5.90%, 03/17/36	120	131,806
6.20%, 11/15/40	1,675	1,878,737
6.63%, 06/21/40	15	17,675
7.38%, 06/15/19[b]	2,450	2,832,083
8.88%, 06/15/68 (Call 06/15/18)[a]	600	654,000
Series B
5.75%, 07/15/33	670	731,134
Series D
6.00%, 12/01/17	3,082	3,285,070
6.63%, 12/01/37	55	64,655
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,700	1,832,128
StanCorp Financial Group Inc.
5.00%, 08/15/22	350	374,433
Symetra Financial Corp.
4.25%, 07/15/24	800	811,730
Transatlantic Holdings Inc.
8.00%, 11/30/39	1,000	1,327,516
Travelers Companies Inc. (The)
3.90%, 11/01/20[b]	2,500	2,688,468
4.60%, 08/01/43	45	48,607
5.35%, 11/01/40	3,550	4,197,666
6.25%, 06/15/37	325	417,604

Security	Principal (000s)	Value
Travelers Property Casualty Corp.
6.38%, 03/15/33	$26	$33,277
Trinity Acquisition PLC
4.63%, 08/15/23[b]	1,750	1,826,618
6.13%, 08/15/43	50	54,326
Unum Group
3.88%, 11/05/25	75	71,401
4.00%, 03/15/24	4,000	3,948,184
5.75%, 08/15/42	15	15,498
Validus Holdings Ltd.
8.88%, 01/26/40[b]	1,175	1,509,469
Voya Financial Inc.
5.50%, 07/15/22	75	82,951
5.70%, 07/15/43	25	27,161
Willis Towers Watson PLC
5.75%, 03/15/21	1,150	1,275,783
WR Berkley Corp.
4.63%, 03/15/22	1,600	1,713,278
4.75%, 08/01/44	240	232,364
5.38%, 09/15/20	1,000	1,101,353
6.25%, 02/15/37	35	40,343
7.38%, 09/15/19	200	232,363
XLIT Ltd.
2.30%, 12/15/18[b]	225	223,242
4.45%, 03/31/25[b]	350	343,802
5.25%, 12/15/43	100	102,815
5.50%, 03/31/45	2,815	2,655,566
5.75%, 10/01/21	1,300	1,470,271
6.25%, 05/15/27	125	147,815
6.38%, 11/15/24	600	701,862

		284,542,058
INTERNET — 0.18%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	1,080	1,074,347
2.50%, 11/28/19 (Call 10/28/19)	3,230	3,216,038
3.13%, 11/28/21 (Call 09/28/21)	750	750,902
3.60%, 11/28/24 (Call 08/28/24)	1,805	1,775,480
4.50%, 11/28/34 (Call 05/28/34)[b]	1,535	1,514,278
Amazon.com Inc.
1.20%, 11/29/17	2,500	2,493,910
2.50%, 11/29/22 (Call 08/29/22)[b]	2,150	2,160,119
2.60%, 12/05/19 (Call 11/05/19)	100	102,430
3.30%, 12/05/21 (Call 10/05/21)	600	630,964

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.80%, 12/05/24 (Call 09/05/24)[b]	$2,350	$2,515,585
4.80%, 12/05/34 (Call 06/05/34)	2,550	2,764,108
4.95%, 12/05/44 (Call 06/05/44)[b]	3,069	3,388,114
Baidu Inc.
2.75%, 06/09/19	3,309	3,313,922
3.50%, 11/28/22	500	502,635
4.13%, 06/30/25[b]	6,000	6,094,488
eBay Inc.
1.35%, 07/15/17[b]	950	943,059
2.20%, 08/01/19 (Call 07/01/19)[b]	1,500	1,487,165
2.60%, 07/15/22 (Call 04/15/22)[b]	1,974	1,849,420
2.88%, 08/01/21 (Call 06/01/21)[b]	300	294,871
3.25%, 10/15/20 (Call 07/15/20)[b]	2,350	2,386,343
3.45%, 08/01/24 (Call 05/01/24)[b]	2,800	2,634,992
4.00%, 07/15/42 (Call 01/15/42)[b]	2,655	2,025,146
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	1,000	936,857
5.00%, 02/15/26 (Call 11/15/25)[b,c]	650	616,036
5.95%, 08/15/20[b]	2,000	2,172,874
7.46%, 08/15/18	500	551,836
Google Inc.
3.38%, 02/25/24[b]	775	830,690
3.63%, 05/19/21[b]	5,825	6,285,203
Priceline Group Inc. (The)
3.65%, 03/15/25 (Call 12/15/24)	1,155	1,151,352
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	2,250	2,248,775
3.95%, 06/15/22 (Call 03/15/22)[b]	750	734,133
4.20%, 09/15/20[b]	850	843,507

		60,289,579
IRON & STEEL — 0.06%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	2,450	2,474,189
5.20%, 08/01/43 (Call 02/01/43)	35	32,771
5.75%, 12/01/17	28	29,502
5.85%, 06/01/18	3,835	4,088,888
6.40%, 12/01/37	325	346,396
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	1,300	1,206,672
Vale Overseas Ltd.
4.38%, 01/11/22[b]	3,270	2,526,075
4.63%, 09/15/20[b]	525	434,438
5.63%, 09/15/19[b]	1,300	1,170,000

Security	Principal (000s)	Value
6.88%, 11/21/36[b]	$4,454	$3,078,827
6.88%, 11/10/39	3,120	2,125,500
8.25%, 01/17/34[b]	1,580	1,224,500
Vale SA
5.63%, 09/11/42[b]	370	229,862

		18,967,620
LEISURE TIME — 0.03%
Carnival Corp.
3.95%, 10/15/20	3,900	4,089,428
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)[b]	2,375	2,413,938
4.63%, 07/28/45 (Call 01/28/45)[b]	2,055	2,027,357

		8,530,723
LODGING — 0.06%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)[b]	1,865	1,797,943
5.38%, 08/15/21 (Call 05/15/21)[b]	1,075	1,174,409
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)[b]	765	765,142
3.00%, 03/01/19 (Call 12/01/18)	1,750	1,779,578
3.25%, 09/15/22 (Call 06/15/22)	1,500	1,528,172
3.38%, 10/15/20 (Call 07/15/20)	100	103,724
3.75%, 10/01/25 (Call 07/01/25)[b]	1,625	1,638,879
Series N
3.13%, 10/15/21 (Call 07/15/21)	1,675	1,704,397
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	1,350	1,332,000
3.75%, 03/15/25 (Call 12/15/24)[b]	500	504,067
4.50%, 10/01/34 (Call 04/01/34)	840	769,536
6.75%, 05/15/18	500	546,525
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	1,750	1,743,518
3.90%, 03/01/23 (Call 12/01/22)[b]	725	714,465
4.25%, 03/01/22 (Call 12/01/21)[b]	2,500	2,477,659
5.10%, 10/01/25 (Call 07/01/25)[b]	1,380	1,406,557
5.63%, 03/01/21	575	623,162

		20,609,733
MACHINERY — 0.29%
Caterpillar Financial Services Corp.
1.00%, 03/03/17[b]	3,361	3,356,259
1.25%, 08/18/17	2,000	1,997,354
1.50%, 02/23/18	1,400	1,400,231

76	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
1.63%, 06/01/17[b]	$1,750	$1,758,289
1.70%, 06/16/18	1,000	1,001,079
1.80%, 11/13/18[b]	1,000	1,000,214
2.00%, 03/05/20[b]	1,500	1,494,188
2.05%, 08/01/16[b]	2,870	2,885,004
2.10%, 06/09/19	750	756,100
2.25%, 12/01/19	300	302,775
2.50%, 11/13/20[b]	1,000	1,011,467
2.85%, 06/01/22[b]	50	50,597
3.25%, 12/01/24	1,000	1,005,182
3.30%, 06/09/24	3,000	3,034,360
3.75%, 11/24/23	1,183	1,247,010
7.15%, 02/15/19	4,105	4,709,706
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)[b]	3,660	3,634,330
3.40%, 05/15/24 (Call 02/15/24)[b]	3,695	3,777,515
3.80%, 08/15/42[b]	155	139,057
3.90%, 05/27/21[b]	1,965	2,102,113
4.30%, 05/15/44 (Call 11/15/43)[b]	695	672,906
4.75%, 05/15/64 (Call 11/15/63)[b]	5	4,764
5.20%, 05/27/41	2,291	2,480,555
5.30%, 09/15/35	25	27,376
6.05%, 08/15/36	325	383,688
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)[b]	2,000	2,079,506
4.88%, 10/01/43 (Call 04/01/43)[b]	350	369,865
7.13%, 03/01/28	18	23,337
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,850	1,847,707
3.90%, 06/09/42 (Call 12/09/41)[b]	1,755	1,669,011
4.38%, 10/16/19	1,961	2,132,908
5.38%, 10/16/29[b]	335	396,539
7.13%, 03/03/31	25	34,055
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)[b]	1,000	1,012,978
Flowserve Corp.
4.00%, 11/15/23 (Call 08/15/23)[b]	2,000	2,004,938
John Deere Capital Corp.
1.13%, 06/12/17	1,500	1,498,731
1.20%, 10/10/17[b]	500	498,481
1.30%, 03/12/18	100	99,559
1.35%, 01/16/18	4,300	4,290,356
1.55%, 12/15/17	28	28,058

Security	Principal (000s)	Value
1.70%, 01/15/20[b]	$50	$49,460
1.85%, 09/15/16[b]	4,850	4,877,305
1.95%, 12/13/18	25	25,161
1.95%, 01/08/19	1,500	1,511,960
2.05%, 03/10/20	1,950	1,952,156
2.30%, 09/16/19	2,000	2,029,856
2.38%, 07/14/20	555	561,538
2.55%, 01/08/21	100	101,966
2.80%, 09/18/17	778	794,954
2.80%, 03/04/21	4,729	4,839,977
3.15%, 10/15/21	3,950	4,089,868
3.35%, 06/12/24[b]	1,705	1,776,233
3.90%, 07/12/21[b]	3,350	3,597,715
Series 0014
2.45%, 09/11/20[b]	660	671,323
Joy Global Inc.
5.13%, 10/15/21[b]	481	383,911
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	1,670	1,674,948
2.88%, 03/01/25 (Call 12/01/24)	910	922,265
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	2,000	2,015,619
3.13%, 11/15/22 (Call 08/15/22)	1,665	1,665,360
3.85%, 12/15/25 (Call 09/15/25)	850	863,487
Xylem Inc./NY
3.55%, 09/20/16	2,900	2,913,833

		95,537,043
MANUFACTURING — 0.28%
3M Co.
1.00%, 06/26/17	20	20,002
1.38%, 09/29/16[b]	2,750	2,760,483
1.38%, 08/07/18	1,000	1,006,067
1.63%, 06/15/19[b]	100	101,002
2.00%, 08/07/20[b]	1,000	1,019,152
2.00%, 06/26/22[b]	1,500	1,493,686
3.00%, 08/07/25	1,000	1,043,381
3.88%, 06/15/44	2,150	2,192,848
5.70%, 03/15/37	25	31,628
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	665	676,608
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,990	2,027,600

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Crane Co.
2.75%, 12/15/18	$200	$201,920
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,042,834
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)[b]	2,902	3,138,336
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	2,250	2,443,935
5.38%, 03/01/41 (Call 12/01/40)	1,160	1,362,654
Eaton Corp.
1.50%, 11/02/17	3,050	3,032,932
2.75%, 11/02/22[b]	7,649	7,515,278
4.00%, 11/02/32[b]	1,540	1,514,207
4.15%, 11/02/42[b]	49	46,718
Eaton Electric Holdings LLC
3.88%, 12/15/20 (Call 09/15/20)	100	104,677
General Electric Co.
2.70%, 10/09/22[b]	6,125	6,304,178
3.38%, 03/11/24[b]	5,100	5,426,076
4.13%, 10/09/42	290	291,640
4.50%, 03/11/44[b]	3,926	4,159,280
5.25%, 12/06/17	5,993	6,416,188
Illinois Tool Works Inc.
1.95%, 03/01/19	250	253,271
3.38%, 09/15/21 (Call 06/15/21)	1,350	1,430,806
3.50%, 03/01/24 (Call 12/01/23)[b]	2,350	2,497,431
3.90%, 09/01/42 (Call 03/01/42)[b]	128	125,107
4.88%, 09/15/41 (Call 03/15/41)[b]	1,585	1,770,884
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	25	25,215
4.25%, 06/15/23	4,024	4,258,664
5.75%, 06/15/43	125	141,712
6.88%, 08/15/18	3,500	3,845,618
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)[b]	820	823,482
4.65%, 11/01/44 (Call 05/01/44)	200	196,575
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	150	155,952
4.20%, 11/21/34 (Call 05/21/34)	4,500	4,645,114
4.45%, 11/21/44 (Call 05/21/44)	35	36,916
Pentair Finance SA
2.65%, 12/01/19	1,635	1,594,239
2.90%, 09/15/18	1,100	1,094,887
3.15%, 09/15/22 (Call 06/15/22)	1,200	1,153,772

Security	Principal (000s)	Value
3.63%, 09/15/20 (Call 08/15/20)	$1,500	$1,497,109
4.65%, 09/15/25 (Call 06/15/25)	1,500	1,529,379
Textron Inc.
3.65%, 03/01/21	1,280	1,314,098
3.88%, 03/01/25 (Call 12/01/24)	130	130,809
4.63%, 09/21/16	800	812,905
5.95%, 09/21/21 (Call 06/21/21)	1,115	1,269,323
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	750	628,968
Tyco Electronics Group SA
2.35%, 08/01/19 (Call 07/01/19)	505	502,326
2.38%, 12/17/18 (Call 11/17/18)	470	469,794
3.45%, 08/01/24 (Call 05/01/24)	425	429,800
3.70%, 02/15/26 (Call 11/15/25)	675	683,728
4.88%, 01/15/21	35	37,892
6.55%, 10/01/17	2,800	2,997,911
7.13%, 10/01/37	25	32,518
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)[b]	525	531,738
5.13%, 09/14/45 (Call 03/14/45)	430	440,866

		92,732,119
MEDIA — 1.05%
21st Century Fox America Inc.
3.00%, 09/15/22	3,561	3,567,026
3.70%, 10/15/25 (Call 07/15/25)[b]	2,470	2,489,260
4.00%, 10/01/23	1,000	1,047,200
4.75%, 09/15/44 (Call 03/15/44)[b]	1,150	1,075,117
4.95%, 10/15/45 (Call 04/15/45)	675	656,591
5.40%, 10/01/43	1,025	1,016,275
6.15%, 03/01/37	75	82,417
6.15%, 02/15/41	2,596	2,838,554
6.20%, 12/15/34[b]	4,397	4,914,368
6.40%, 12/15/35	2,090	2,380,709
6.55%, 03/15/33	2,090	2,416,686
6.65%, 11/15/37	1,800	2,108,489
6.90%, 03/01/19	3,600	4,081,618
6.90%, 08/15/39	525	597,790
7.70%, 10/30/25	10	12,810
7.75%, 12/01/45	970	1,260,026
7.85%, 03/01/39	900	1,179,874
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	50	50,061
3.38%, 03/01/22 (Call 12/01/21)	625	630,026

78	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.50%, 01/15/25 (Call 10/15/24)[b]	$310	$301,190
3.70%, 08/15/24 (Call 05/15/24)	1,600	1,591,789
4.00%, 01/15/26 (Call 10/15/25)[b]	3,040	3,034,663
4.30%, 02/15/21 (Call 11/15/20)	750	790,110
4.60%, 01/15/45 (Call 07/15/44)	1,475	1,268,795
4.63%, 05/15/18[b]	200	210,639
4.85%, 07/01/42 (Call 01/01/42)[b]	550	485,949
4.90%, 08/15/44 (Call 02/15/44)	1,874	1,666,545
5.50%, 05/15/33	1,330	1,328,456
5.75%, 04/15/20	150	167,473
5.90%, 10/15/40 (Call 04/15/40)	750	753,817
7.88%, 07/30/30[b]	1,818	2,330,305
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[c]	215	214,809
4.46%, 07/23/22 (Call 05/23/22)[b,c]	1,520	1,533,396
4.91%, 07/23/25 (Call 04/23/25)[c]	4,612	4,727,017
6.38%, 10/23/35 (Call 04/23/35)[b,c]	3,275	3,424,436
6.48%, 10/23/45 (Call 04/23/45)[c]	6,245	6,560,732
6.83%, 10/23/55 (Call 04/23/55)[c]	4,130	4,241,005
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	2,250	3,139,193
Comcast Cable Communications LLC
8.88%, 05/01/17	500	542,829
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	825	840,658
3.13%, 07/15/22[b]	2,000	2,088,641
3.15%, 03/01/26 (Call 12/01/25)	1,095	1,123,627
3.38%, 08/15/25 (Call 05/15/25)[b]	1,860	1,950,717
3.60%, 03/01/24	6,250	6,665,622
4.20%, 08/15/34 (Call 02/15/34)	1,565	1,586,776
4.25%, 01/15/33	5,911	6,018,185
4.40%, 08/15/35 (Call 02/15/35)	1,635	1,697,046
4.50%, 01/15/43[b]	25	25,752
4.60%, 08/15/45 (Call 02/15/45)	1,350	1,425,995
4.65%, 07/15/42	6,430	6,772,491
4.75%, 03/01/44	1,480	1,590,417
5.15%, 03/01/20[b]	4,050	4,547,836
5.65%, 06/15/35	625	736,649
5.70%, 05/15/18[b]	500	545,020
6.30%, 11/15/17[b]	300	324,567
6.40%, 03/01/40[b]	40	51,017
6.45%, 03/15/37	3,788	4,779,929

Security	Principal (000s)	Value
6.50%, 11/15/35[b]	$2,325	$2,960,305
6.55%, 07/01/39	150	195,956
6.95%, 08/15/37[b]	3,060	4,074,613
7.05%, 03/15/33	125	165,500
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18[b]	1,500	1,493,364
3.80%, 03/15/22	500	511,621
3.95%, 01/15/25 (Call 10/15/24)	1,305	1,322,993
4.45%, 04/01/24 (Call 01/01/24)	1,738	1,830,643
4.60%, 02/15/21 (Call 11/15/20)	1,380	1,481,199
5.00%, 03/01/21	5,115	5,618,811
5.15%, 03/15/42[b]	2,419	2,267,643
5.20%, 03/15/20	2,625	2,877,523
5.88%, 10/01/19	275	306,492
6.00%, 08/15/40 (Call 05/15/40)	1,095	1,129,118
6.35%, 03/15/40	550	603,367
6.38%, 03/01/41	5,200	5,694,361
Discovery Communications LLC
3.25%, 04/01/23	50	45,416
3.30%, 05/15/22	1,900	1,795,288
3.45%, 03/15/25 (Call 12/15/24)[b]	270	242,391
4.38%, 06/15/21	2,500	2,541,632
4.88%, 04/01/43[b]	2,393	1,913,317
4.95%, 05/15/42	3,667	2,932,593
5.05%, 06/01/20[b]	2,875	3,012,210
6.35%, 06/01/40	1,000	957,078
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/29/25)	499	506,645
6.13%, 01/31/46 (Call 06/30/45)	2,950	2,907,302
6.63%, 03/18/25[b]	100	116,608
6.63%, 01/15/40	2,045	2,118,649
Historic TW Inc.
6.63%, 05/15/29	1,450	1,669,347
6.88%, 06/15/18	50	55,352
9.15%, 02/01/23	1,850	2,448,107
NBCUniversal Media LLC
2.88%, 04/01/16	4,150	4,157,470
2.88%, 01/15/23	2,000	2,058,382
4.38%, 04/01/21	3,650	4,026,626
4.45%, 01/15/43[b]	3,440	3,489,123
5.15%, 04/30/20	1,800	2,024,093
5.95%, 04/01/41	2,728	3,347,421
6.40%, 04/30/40	3,250	4,131,386

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Scripps Networks Interactive Inc.
2.70%, 12/15/16	$2,400	$2,418,091
2.80%, 06/15/20 (Call 05/15/20)	2,325	2,261,809
3.90%, 11/15/24 (Call 08/15/24)	1,025	1,001,167
TCI Communications Inc.
7.13%, 02/15/28	750	988,550
7.88%, 02/15/26	1,550	2,125,110
Thomson Reuters Corp.
1.65%, 09/29/17	150	149,671
3.85%, 09/29/24 (Call 06/29/24)	2,750	2,810,771
3.95%, 09/30/21 (Call 06/30/21)[b]	2,200	2,311,466
4.30%, 11/23/23 (Call 08/23/23)	1,175	1,239,431
4.50%, 05/23/43 (Call 11/23/42)	1,000	864,697
4.70%, 10/15/19	500	538,531
5.65%, 11/23/43 (Call 05/23/43)[b]	100	101,250
5.85%, 04/15/40	1,000	1,045,042
6.50%, 07/15/18	800	881,184
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[b]	7,090	7,195,307
4.13%, 02/15/21 (Call 11/15/20)[b]	1,200	1,235,616
4.50%, 09/15/42 (Call 03/15/42)	2,975	2,409,752
5.00%, 02/01/20	820	874,311
5.50%, 09/01/41 (Call 03/01/41)	1,505	1,317,138
5.88%, 11/15/40 (Call 05/15/40)[b]	40	36,216
6.55%, 05/01/37[b]	3,438	3,414,376
6.75%, 07/01/18	8,175	8,914,276
6.75%, 06/15/39	4,050	4,021,396
7.30%, 07/01/38	976	1,024,621
8.25%, 04/01/19	8,640	9,899,433
8.75%, 02/14/19	500	578,158
Time Warner Companies Inc.
6.95%, 01/15/28	655	788,462
Time Warner Entertainment Co. LP
8.38%, 03/15/23	4,000	4,874,559
8.38%, 07/15/33	1,545	1,824,096
Time Warner Inc.
2.10%, 06/01/19[b]	1,300	1,287,761
3.40%, 06/15/22[b]	1,500	1,501,042
3.55%, 06/01/24 (Call 03/01/24)	1,300	1,286,989
3.60%, 07/15/25 (Call 04/15/25)[b]	2,100	2,079,941
3.88%, 01/15/26 (Call 10/15/25)	1,000	1,008,222
4.00%, 01/15/22	7,450	7,711,185
4.05%, 12/15/23[b]	950	982,607

Security	Principal (000s)	Value
4.65%, 06/01/44 (Call 12/01/43)	$1,590	$1,405,555
4.70%, 01/15/21[b]	1,005	1,081,544
4.75%, 03/29/21	700	755,872
4.85%, 07/15/45 (Call 01/15/45)	2,300	2,143,452
4.88%, 03/15/20	150	161,884
4.90%, 06/15/42	1,045	943,581
5.35%, 12/15/43	1,195	1,159,638
5.38%, 10/15/41	25	24,206
6.10%, 07/15/40	142	146,386
6.20%, 03/15/40	650	674,034
6.25%, 03/29/41	3,285	3,474,550
6.50%, 11/15/36	1,485	1,588,746
7.63%, 04/15/31	3,038	3,680,257
7.70%, 05/01/32[b]	6,366	7,653,407
Verizon Communications Inc.
4.52%, 09/15/48	25	22,754
4.67%, 03/15/55	400	350,485
Viacom Inc.
2.20%, 04/01/19	100	97,913
2.50%, 12/15/16	1,600	1,606,845
3.13%, 06/15/22 (Call 03/15/22)	3,475	3,182,132
3.88%, 12/15/21	1,550	1,529,206
3.88%, 04/01/24 (Call 01/01/24)[b]	1,850	1,710,461
4.25%, 09/01/23 (Call 06/01/23)[b]	1,390	1,334,598
4.38%, 03/15/43[b]	3,293	2,203,294
4.50%, 03/01/21[b]	1,750	1,798,321
4.50%, 02/27/42	2,700	1,870,186
4.85%, 12/15/34 (Call 06/15/34)	1,345	1,046,369
4.88%, 06/15/43 (Call 12/15/42)	415	301,949
5.25%, 04/01/44 (Call 10/01/43)	1,625	1,266,071
5.85%, 09/01/43 (Call 03/01/43)[b]	456	380,850
6.88%, 04/30/36[b]	2,650	2,529,098
Walt Disney Co. (The)
0.88%, 05/30/17	1,750	1,745,315
1.10%, 12/01/17[b]	20	19,992
1.50%, 09/17/18[b]	785	791,248
1.85%, 05/30/19[b]	230	233,696
2.15%, 09/17/20[b]	1,500	1,520,372
2.35%, 12/01/22[b]	5,378	5,442,781
2.75%, 08/16/21	700	725,655
3.00%, 02/13/26[b]	1,500	1,564,130
3.15%, 09/17/25	975	1,031,804
3.70%, 12/01/42	2,650	2,571,048
3.75%, 06/01/21	1,550	1,681,528

80	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.13%, 06/01/44[b]	$1,150	$1,194,066
4.38%, 08/16/41	1,960	2,106,182
5.50%, 03/15/19	225	252,334
7.00%, 03/01/32[b]	1,000	1,424,531
Series E
4.13%, 12/01/41[b]	1,756	1,822,743

		345,772,238
METAL FABRICATE & HARDWARE — 0.03%
Precision Castparts Corp.
1.25%, 01/15/18	1,945	1,933,500
2.25%, 06/15/20 (Call 05/15/20)	150	150,953
2.50%, 01/15/23 (Call 10/15/22)[b]	1,100	1,088,909
3.25%, 06/15/25 (Call 03/15/25)	1,200	1,231,133
3.90%, 01/15/43 (Call 07/15/42)[b]	1,440	1,432,962
4.20%, 06/15/35 (Call 12/15/34)	2,100	2,200,513
4.38%, 06/15/45 (Call 12/15/44)[b]	25	26,773
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	2,465	2,203,890
5.25%, 10/01/54 (Call 04/01/54)	125	107,499

		10,376,132
MINING — 0.25%
Barrick Gold Corp.
4.10%, 05/01/23[b]	362	338,175
5.25%, 04/01/42[b]	55	42,246
6.95%, 04/01/19	1,787	1,921,638
Barrick North America Finance LLC
4.40%, 05/30/21	4,300	4,206,887
5.70%, 05/30/41	4,399	3,461,969
5.75%, 05/01/43[b]	25	20,547
6.80%, 09/15/18	500	539,850
7.50%, 09/15/38	1,660	1,455,753
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	2,300	2,350,946
5.95%, 10/15/39	500	402,645
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17[b]	4,000	3,974,290
2.05%, 09/30/18[b]	675	660,967
2.88%, 02/24/22[b]	3,250	3,112,167
3.25%, 11/21/21[b]	6,250	6,115,013
3.85%, 09/30/23[b]	125	124,824
4.13%, 02/24/42	2,895	2,468,959
5.00%, 09/30/43[b]	4,189	4,061,015
6.50%, 04/01/19[b]	1,620	1,775,106

Security	Principal (000s)	Value
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)[b]	$250	$243,354
3.70%, 03/15/23 (Call 12/15/22)	1,150	1,115,854
5.45%, 06/09/44 (Call 12/09/43)	75	64,350
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)	1,160	875,800
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[b]	1,975	1,887,968
4.88%, 03/15/42 (Call 09/15/41)	290	226,390
5.13%, 10/01/19[b]	500	525,192
5.88%, 04/01/35	320	271,674
6.25%, 10/01/39	3,979	3,528,238
Placer Dome Inc.
6.45%, 10/15/35	145	118,499
Rio Tinto Alcan Inc.
5.75%, 06/01/35	25	24,542
6.13%, 12/15/33	35	35,819
7.25%, 03/15/31[b]	25	26,928
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[b]	100	98,989
3.75%, 09/20/21[b]	4,570	4,527,660
3.75%, 06/15/25 (Call 03/15/25)[b]	4,950	4,731,631
4.13%, 05/20/21[b]	650	655,682
5.20%, 11/02/40[b]	4,370	4,132,003
7.13%, 07/15/28	570	644,541
9.00%, 05/01/19	6,680	7,714,713
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	544	532,603
2.25%, 12/14/18 (Call 11/14/18)[b]	1,015	985,737
2.88%, 08/21/22 (Call 05/21/22)	1,050	978,256
3.50%, 03/22/22 (Call 12/22/21)[b]	2,825	2,736,743
4.13%, 08/21/42 (Call 02/21/42)[b]	1,225	1,027,568
4.75%, 03/22/42 (Call 09/22/41)	25	22,548
Southern Copper Corp.
3.50%, 11/08/22	2,150	1,988,750
3.88%, 04/23/25[b]	200	180,000
5.25%, 11/08/42[b]	1,660	1,247,075
5.88%, 04/23/45	1,120	890,400
6.75%, 04/16/40	3,095	2,735,206
7.50%, 07/27/35	1,925	1,826,344
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	125	97,637

		83,731,691

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.05%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	$3,115	$3,050,229
4.75%, 05/15/18[b]	2,213	2,312,256
5.75%, 09/15/17[b]	100	104,579
6.25%, 03/15/19	700	764,268
Xerox Corp.
2.75%, 03/15/19[b]	25	23,727
2.80%, 05/15/20[b]	2,100	1,890,527
2.95%, 03/15/17	800	795,208
3.50%, 08/20/20[b]	1,000	922,167
3.80%, 05/15/24	50	43,715
4.50%, 05/15/21[b]	3,020	2,879,802
4.80%, 03/01/35[b]	590	554,288
6.35%, 05/15/18[b]	2,370	2,488,768
6.75%, 12/15/39[b]	1,210	1,015,425

		16,844,959
OIL & GAS — 1.61%
Anadarko Finance Co.
7.50%, 05/01/31	100	89,661
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[b]	3,150	2,520,879
4.50%, 07/15/44 (Call 01/15/44)	2,020	1,380,536
5.95%, 09/15/16	5,232	5,257,867
6.20%, 03/15/40	45	35,575
6.38%, 09/15/17	100	100,500
6.45%, 09/15/36	4,835	4,038,600
6.95%, 06/15/19	500	494,997
8.70%, 03/15/19	500	510,000
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)[b]	50	41,127
3.25%, 04/15/22 (Call 01/15/22)	4,250	3,683,785
3.63%, 02/01/21 (Call 11/01/20)	1,750	1,575,000
4.25%, 01/15/44 (Call 07/15/43)	125	88,878
4.75%, 04/15/43 (Call 10/15/42)	5,525	4,180,340
5.10%, 09/01/40 (Call 03/01/40)	210	153,685
5.25%, 02/01/42 (Call 08/01/41)	20	14,516
6.00%, 01/15/37[b]	1,105	910,362
Apache Finance Canada Corp.
7.75%, 12/15/29	750	904,103
BP Capital Markets PLC
1.38%, 11/06/17	150	147,623
1.38%, 05/10/18	1,650	1,609,206

Security	Principal (000s)	Value
1.67%, 02/13/18	$300	$295,359
1.85%, 05/05/17[b]	3,375	3,373,188
2.24%, 05/10/19	2,050	2,020,360
2.25%, 11/01/16[b]	2,700	2,714,013
2.32%, 02/13/20	7,600	7,401,508
2.50%, 11/06/22	2,900	2,716,739
2.75%, 05/10/23[b]	750	708,018
3.06%, 03/17/22[b]	840	819,154
3.25%, 05/06/22	3,000	2,946,056
3.51%, 03/17/25	2,030	1,978,387
3.54%, 11/04/24	1,845	1,803,576
3.56%, 11/01/21	2,100	2,109,554
3.99%, 09/26/23	3,000	3,059,439
4.50%, 10/01/20	50	52,594
4.74%, 03/11/21	3,275	3,481,000
4.75%, 03/10/19	5,245	5,522,118
British Transco Finance Inc.
6.63%, 06/01/18	3,250	3,579,613
Burlington Resources Finance Co.
7.20%, 08/15/31	985	1,037,634
7.40%, 12/01/31	1,540	1,668,585
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	120	97,800
3.80%, 04/15/24 (Call 01/15/24)[b]	1,300	1,001,000
3.90%, 02/01/25 (Call 11/01/24)[b]	1,790	1,382,775
5.70%, 05/15/17[b]	3,018	2,997,261
5.85%, 02/01/35	525	378,000
6.25%, 03/15/38	2,615	1,935,100
6.45%, 06/30/33	800	604,000
6.50%, 02/15/37	555	413,475
6.75%, 02/01/39	50	37,750
7.20%, 01/15/32	15	11,925
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	10	5,675
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	134	132,639
1.34%, 11/09/17[b]	2,000	1,990,119
1.35%, 11/15/17[b]	3,000	2,985,082
1.37%, 03/02/18[b]	1,180	1,168,994
1.72%, 06/24/18 (Call 05/24/18)[b]	5,300	5,279,232
1.79%, 11/16/18	2,000	1,992,025
1.96%, 03/03/20 (Call 02/03/20)	3,600	3,537,115
2.19%, 11/15/19 (Call 10/15/19)[b]	630	627,334

82	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.36%, 12/05/22 (Call 09/05/22)	$2,750	$2,646,834
2.41%, 03/03/22 (Call 01/03/22)	2,140	2,086,026
2.42%, 11/17/20 (Call 10/17/20)[b]	7,000	6,968,279
2.43%, 06/24/20 (Call 05/24/20)[b]	4,900	4,891,104
3.19%, 06/24/23 (Call 03/24/23)[b]	2,500	2,507,813
3.33%, 11/17/25 (Call 08/17/25)[b]	270	269,666
4.95%, 03/03/19	500	540,348
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)[b]	2,500	2,316,658
5.88%, 05/01/22 (Call 05/01/17)[b]	10	9,625
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18[b]	1,750	1,732,078
3.00%, 05/09/23	3,950	3,745,237
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,900	1,857,370
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	1,200	1,234,889
4.88%, 04/30/44	2,700	2,790,490
Conoco Funding Co.
7.25%, 10/15/31	826	874,338
ConocoPhillips
5.75%, 02/01/19	2,240	2,327,282
5.90%, 10/15/32	3,267	3,066,224
5.90%, 05/15/38	975	900,221
6.00%, 01/15/20[b]	550	575,580
6.50%, 02/01/39	665	658,723
6.65%, 07/15/18	75	79,118
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	100	96,388
1.50%, 05/15/18	705	673,269
2.20%, 05/15/20 (Call 04/15/20)[b]	895	824,303
2.40%, 12/15/22 (Call 09/15/22)	3,625	3,131,375
2.88%, 11/15/21 (Call 09/15/21)	3,600	3,220,634
3.35%, 11/15/24 (Call 08/15/24)[b]	1,470	1,296,472
3.35%, 05/15/25 (Call 02/15/25)[b]	275	244,814
4.15%, 11/15/34 (Call 05/15/34)	1,205	984,567
4.30%, 11/15/44 (Call 05/15/44)[b]	1,670	1,339,480
ConocoPhillips Holding Co.
6.95%, 04/15/29	5,990	6,310,959
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)[b]	450	387,000
3.25%, 05/15/22 (Call 02/15/22)[b]	800	611,243
4.00%, 07/15/21 (Call 04/15/21)	3,650	2,938,250
4.75%, 05/15/42 (Call 11/15/41)	1,140	744,114

Security	Principal (000s)	Value
5.00%, 06/15/45 (Call 12/15/44)	$2,855	$1,866,582
5.60%, 07/15/41 (Call 01/15/41)	975	659,519
5.85%, 12/15/25 (Call 09/15/25)[b]	50	43,276
6.30%, 01/15/19[b]	7,371	6,928,740
7.95%, 04/15/32	285	225,165
Devon Financing Co. LLC
7.88%, 09/30/31	100	78,843
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)[b]	1,750	1,207,500
4.88%, 11/01/43 (Call 05/01/43)[b]	475	275,500
5.70%, 10/15/39[b]	500	315,000
5.88%, 05/01/19[b]	3,200	2,784,000
Ecopetrol SA
4.13%, 01/16/25	3,050	2,356,125
4.25%, 09/18/18	1,750	1,715,000
5.38%, 06/26/26 (Call 03/26/26)	800	650,000
5.88%, 09/18/23	1,750	1,561,875
5.88%, 05/28/45	1,750	1,231,563
7.38%, 09/18/43	5,100	4,054,500
7.63%, 07/23/19[b]	2,350	2,473,375
Eni USA Inc.
7.30%, 11/15/27	15	17,248
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	75	37,500
4.70%, 03/15/21	3,598	1,888,950
5.20%, 03/15/25 (Call 12/15/24)	250	126,250
5.75%, 10/01/44 (Call 04/01/44)	2,665	1,252,550
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	750	716,923
2.63%, 03/15/23 (Call 12/15/22)[b]	1,285	1,152,454
3.90%, 04/01/35 (Call 10/01/34)	3,825	3,123,063
4.10%, 02/01/21	2,350	2,373,799
4.15%, 01/15/26 (Call 10/15/25)	1,000	980,796
EQT Corp.
4.88%, 11/15/21	3,850	3,433,236
8.13%, 06/01/19	200	203,000
Exxon Mobil Corp.
1.31%, 03/06/18[b]	2,500	2,490,784
1.71%, 03/01/19	2,500	2,500,000
1.82%, 03/15/19 (Call 02/15/19)	1,750	1,755,360
1.91%, 03/06/20 (Call 02/06/20)[b]	2,775	2,774,051
2.22%, 03/01/21	530	530,000
2.40%, 03/06/22 (Call 01/06/22)	1,600	1,604,000
2.71%, 03/06/25 (Call 12/06/24)[b]	2,450	2,424,386

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.04%, 03/01/26	$1,170	$1,170,000
3.18%, 03/15/24 (Call 12/15/23)	1,500	1,550,807
3.57%, 03/06/45 (Call 09/06/44)[b]	5,595	5,172,466
4.11%, 03/01/46	835	835,000
Hess Corp.
1.30%, 06/15/17	1,640	1,562,100
3.50%, 07/15/24 (Call 04/15/24)[b]	540	429,370
5.60%, 02/15/41	4,870	3,489,911
6.00%, 01/15/40	1,235	920,441
7.13%, 03/15/33[b]	930	771,739
7.30%, 08/15/31	1,030	881,340
7.88%, 10/01/29	940	841,648
8.13%, 02/15/19	1,850	1,896,250
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	125	108,125
4.00%, 04/15/24 (Call 01/15/24)[b]	390	317,850
6.15%, 06/15/19	500	485,000
6.80%, 09/15/37	1,015	842,450
7.25%, 12/15/19	3,350	3,400,250
Kerr-McGee Corp.
6.95%, 07/01/24	500	468,685
7.88%, 09/15/31	50	45,566
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)[b]	500	356,250
2.80%, 11/01/22 (Call 08/01/22)	3,000	1,965,000
3.85%, 06/01/25 (Call 03/01/25)[b]	2,000	1,360,000
5.20%, 06/01/45 (Call 12/01/44)	2,025	1,204,875
6.00%, 10/01/17	2,248	2,135,600
6.60%, 10/01/37	1,040	686,400
6.80%, 03/15/32	25	17,250
Marathon Petroleum Corp.
2.70%, 12/14/18[b]	1,000	966,232
3.40%, 12/15/20 (Call 11/15/20)	915	846,974
3.63%, 09/15/24 (Call 06/15/24)	100	82,299
4.75%, 09/15/44 (Call 03/15/44)	670	428,926
5.00%, 09/15/54 (Call 03/15/54)	190	116,178
5.13%, 03/01/21[b]	3,350	3,328,717
5.85%, 12/15/45 (Call 06/15/45)	1,765	1,281,058
6.50%, 03/01/41 (Call 09/01/40)	2,250	1,756,253
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	645	354,750
7.05%, 05/01/29	550	302,500
Nabors Industries Inc.
4.63%, 09/15/21	125	81,250

Security	Principal (000s)	Value
5.00%, 09/15/20[b]	$1,500	$1,125,000
5.10%, 09/15/23 (Call 06/15/23)[b]	2,420	1,500,400
9.25%, 01/15/19	600	564,000
Nexen Energy ULC
6.20%, 07/30/19[b]	2,015	2,105,675
6.40%, 05/15/37	2,774	3,191,903
7.50%, 07/30/39	8,050	10,134,306
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	1,700	1,513,000
5.05%, 11/15/44 (Call 05/15/44)	40	29,582
5.25%, 11/15/43 (Call 05/15/43)	560	415,857
6.00%, 03/01/41 (Call 09/01/40)	3,675	2,866,100
8.25%, 03/01/19	1,800	1,836,000
Noble Holding International Ltd.
3.95%, 03/15/22	600	288,000
4.00%, 03/16/18	500	400,000
4.63%, 03/01/21	500	267,500
4.90%, 08/01/20[b]	3,450	2,035,500
5.25%, 03/15/42	105	40,950
5.95%, 04/01/25 (Call 01/01/25)	1,300	637,000
6.05%, 03/01/41	1,965	825,300
6.20%, 08/01/40	1,000	420,000
6.95%, 04/01/45 (Call 10/01/44)	375	168,750
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	150	147,178
1.75%, 02/15/17[b]	800	798,178
3.13%, 02/15/22 (Call 11/15/21)	4,225	4,180,497
3.50%, 06/15/25 (Call 03/15/25)[b]	2,000	1,947,020
4.63%, 06/15/45 (Call 12/15/44)[b]	930	889,034
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,520	1,583,103
Petro-Canada
5.35%, 07/15/33	25	20,221
5.95%, 05/15/35	25	21,289
6.05%, 05/15/18	150	154,305
6.80%, 05/15/38	95	87,754
Petroleos Mexicanos
3.50%, 07/18/18	150	148,881
3.50%, 01/30/23	6,245	5,419,565
4.50%, 01/23/26[b,c]	700	618,566
4.88%, 01/24/22	3,020	2,899,872
4.88%, 01/18/24[b]	3,850	3,580,622
5.50%, 01/21/21	2,608	2,635,967
5.50%, 06/27/44	1,650	1,272,383

84	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.63%, 01/23/46[c]	$7,045	$5,505,710
5.75%, 03/01/18	4,145	4,292,024
6.00%, 03/05/20	2,500	2,582,774
6.38%, 01/23/45	3,350	2,907,144
6.50%, 06/02/41	9,400	8,245,172
6.63%, 06/15/35[b]	3,294	2,986,654
6.63%, 06/15/38	100	85,731
8.00%, 05/03/19	11,770	12,896,650
Phillips 66
2.95%, 05/01/17	2,760	2,788,719
4.30%, 04/01/22[b]	3,740	3,826,078
4.65%, 11/15/34 (Call 05/15/34)	765	701,309
4.88%, 11/15/44 (Call 05/15/44)[b]	2,770	2,517,719
5.88%, 05/01/42	3,855	3,712,862
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	210	200,455
3.95%, 07/15/22 (Call 04/15/22)	4,475	4,251,283
4.45%, 01/15/26 (Call 10/15/25)	500	479,037
Pride International Inc.
6.88%, 08/15/20[b]	2,000	1,140,000
7.88%, 08/15/40	1,000	495,000
Repsol Oil & Gas Canada Inc.
3.75%, 02/01/21 (Call 11/01/20)[b]	2,635	1,818,150
7.75%, 06/01/19	3,100	2,697,000
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	1,250	700,000
4.88%, 06/01/22 (Call 03/01/22)	600	351,000
5.40%, 12/01/42 (Call 06/01/42)	25	12,375
5.85%, 01/15/44 (Call 07/15/43)	1,035	527,850
Shell International Finance BV
1.13%, 08/21/17[b]	2,228	2,200,125
1.25%, 11/10/17	2,000	1,991,951
1.63%, 11/10/18	1,930	1,899,069
2.00%, 11/15/18	4,350	4,322,517
2.13%, 05/11/20	3,957	3,861,579
2.25%, 11/10/20	1,385	1,352,475
2.25%, 01/06/23[b]	2,000	1,873,220
2.38%, 08/21/22[b]	2,485	2,398,338
3.25%, 05/11/25[b]	2,625	2,555,289
3.40%, 08/12/23[b]	1,125	1,121,958
3.63%, 08/21/42	215	175,696
4.13%, 05/11/35[b]	3,715	3,464,578
4.30%, 09/22/19	8,425	8,905,022
4.38%, 03/25/20	650	690,700

Security	Principal (000s)	Value
4.38%, 05/11/45[b]	$3,430	$3,171,887
4.55%, 08/12/43[b]	7,580	7,171,139
5.50%, 03/25/40[b]	655	694,848
6.38%, 12/15/38[b]	2,446	2,823,408
Statoil ASA
1.80%, 11/23/16	1,000	1,004,287
2.45%, 01/17/23	554	522,239
2.65%, 01/15/24	1,050	989,634
3.13%, 08/17/17	6,125	6,215,594
3.15%, 01/23/22	6,400	6,409,725
3.70%, 03/01/24[b]	1,000	1,007,503
3.95%, 05/15/43	2,227	1,907,892
4.80%, 11/08/43[b]	2,100	2,065,183
5.10%, 08/17/40	1,500	1,529,595
5.25%, 04/15/19	9,010	9,717,830
7.15%, 01/15/29	500	623,269
7.75%, 06/15/23	500	637,804
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	935	828,344
6.10%, 06/01/18	3,151	3,241,065
6.50%, 06/15/38	5,845	5,297,741
6.85%, 06/01/39	1,766	1,638,529
Tosco Corp.
7.80%, 01/01/27	2,200	2,412,244
8.13%, 02/15/30	725	815,486
Total Capital Canada Ltd.
2.75%, 07/15/23[b]	250	240,406
Total Capital International SA
2.13%, 01/10/19	250	248,024
2.70%, 01/25/23	2,350	2,264,816
2.75%, 06/19/21[b]	1,250	1,235,545
2.88%, 02/17/22[b]	2,900	2,869,198
3.75%, 04/10/24[b]	3,400	3,461,566
Total Capital SA
2.13%, 08/10/18[b]	9,500	9,473,797
4.13%, 01/28/21	50	52,579
4.45%, 06/24/20	7,050	7,508,412
Valero Energy Corp.
3.65%, 03/15/25[b]	600	542,016
4.90%, 03/15/45[b]	25	20,054
6.13%, 06/15/17	758	784,842
6.13%, 02/01/20	200	213,487
6.63%, 06/15/37[b]	5,275	5,194,699
7.50%, 04/15/32	865	918,422

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
9.38%, 03/15/19	$1,919	$2,222,524
10.50%, 03/15/39[b]	325	409,474
XTO Energy Inc.
5.50%, 06/15/18	2,700	2,929,841
6.75%, 08/01/37	525	719,285

		528,089,334
OIL & GAS SERVICES — 0.15%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)[b]	3,400	3,280,570
5.13%, 09/15/40	925	815,267
6.88%, 01/15/29	50	55,345
7.50%, 11/15/18	1,150	1,266,377
Cameron International Corp.
1.40%, 06/15/17	1,000	981,251
4.50%, 06/01/21 (Call 03/01/21)	3,200	3,297,987
5.95%, 06/01/41 (Call 12/01/40)	540	546,270
6.38%, 07/15/18	300	320,222
FMC Technologies Inc.
2.00%, 10/01/17	50	47,750
3.45%, 10/01/22 (Call 07/01/22)	2,000	1,689,732
Halliburton Co.
2.70%, 11/15/20 (Call 10/15/20)	1,850	1,813,710
3.38%, 11/15/22 (Call 09/15/22)[b]	1,015	997,234
3.50%, 08/01/23 (Call 05/01/23)	3,858	3,653,964
3.80%, 11/15/25 (Call 08/15/25)[b]	5,945	5,601,874
4.50%, 11/15/41 (Call 05/15/41)[b]	2,107	1,693,052
4.75%, 08/01/43 (Call 02/01/43)	1,101	915,680
4.85%, 11/15/35 (Call 05/15/35)	545	486,989
5.00%, 11/15/45 (Call 05/15/45)[b]	3,850	3,386,383
6.15%, 09/15/19	3,225	3,533,822
6.70%, 09/15/38[b]	770	810,631
7.45%, 09/15/39[b]	893	1,016,952
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[b]	4,769	3,956,776
3.95%, 12/01/42 (Call 06/01/42)[b]	1,315	897,268
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	1,700	1,352,922
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	3,090	3,152,804
SESI LLC
6.38%, 05/01/19 (Call 03/31/16)[b]	1,350	894,375
7.13%, 12/15/21 (Call 12/15/16)[b]	3,200	1,960,000

		48,425,207

Security	Principal (000s)	Value
PACKAGING & CONTAINERS — 0.03%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	$400	$424,038
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)[b]	200	195,808
3.90%, 06/15/22 (Call 03/15/22)	750	765,329
4.50%, 11/01/23 (Call 08/01/23)[b]	2,000	2,064,750
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)[b]	120	129,519
5.75%, 11/01/40 (Call 05/01/40)	2,978	3,284,720
WestRock RKT Co.
3.50%, 03/01/20	500	506,131
4.00%, 03/01/23 (Call 12/01/22)	800	809,893
4.90%, 03/01/22	575	618,188

		8,798,376
PHARMACEUTICALS — 1.22%
Abbott Laboratories
2.00%, 03/15/20[b]	1,300	1,288,945
2.55%, 03/15/22[b]	900	901,438
2.95%, 03/15/25 (Call 12/15/24)[b]	1,920	1,891,283
4.13%, 05/27/20	1,700	1,819,513
5.13%, 04/01/19	2,310	2,516,638
5.30%, 05/27/40[b]	1,295	1,476,020
6.00%, 04/01/39	895	1,122,408
6.15%, 11/30/37	1,100	1,392,861
AbbVie Inc.
1.75%, 11/06/17	5,350	5,340,129
1.80%, 05/14/18	2,745	2,734,874
2.00%, 11/06/18[b]	4,250	4,235,466
2.50%, 05/14/20 (Call 04/14/20)	1,130	1,126,792
2.90%, 11/06/22[b]	4,995	4,958,499
3.20%, 11/06/22 (Call 09/06/22)	7,280	7,356,404
3.60%, 05/14/25 (Call 02/14/25)[b]	2,395	2,442,591
4.40%, 11/06/42	3,549	3,393,197
4.50%, 05/14/35 (Call 11/14/34)	7,275	7,237,794
4.70%, 05/14/45 (Call 11/14/44)[b]	9,160	9,174,183
Actavis Funding SCS
2.35%, 03/12/18	1,290	1,297,361
3.00%, 03/12/20 (Call 02/12/20)[b]	6,650	6,756,428
3.45%, 03/15/22 (Call 01/15/22)	2,365	2,412,838
3.80%, 03/15/25 (Call 12/15/24)	7,219	7,414,114
3.85%, 06/15/24 (Call 03/15/24)	1,095	1,130,077
4.55%, 03/15/35 (Call 09/15/34)	6,814	6,848,120

86	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.75%, 03/15/45 (Call 09/15/44)[b]	$1,595	$1,622,643
4.85%, 06/15/44 (Call 12/15/43)	930	952,957
Actavis Inc.
1.88%, 10/01/17[b]	3,234	3,233,154
3.25%, 10/01/22 (Call 07/01/22)	5,450	5,458,973
4.63%, 10/01/42 (Call 04/01/42)	2,950	2,921,055
6.13%, 08/15/19[b]	857	957,341
Allergan Inc./U.S.
1.35%, 03/15/18[b]	500	492,636
2.80%, 03/15/23 (Call 12/15/22)[b]	4,300	4,115,877
3.38%, 09/15/20	4,947	5,084,184
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	2,250	2,251,345
4.25%, 03/01/45 (Call 09/01/44)	75	70,140
AstraZeneca PLC
1.75%, 11/16/18[b]	2,000	2,005,710
1.95%, 09/18/19[b]	250	250,320
2.38%, 11/16/20	2,000	2,009,188
3.38%, 11/16/25	2,500	2,542,197
4.00%, 09/18/42[b]	1,180	1,131,533
4.38%, 11/16/45[b]	2,540	2,554,741
5.90%, 09/15/17	2,546	2,714,099
6.45%, 09/15/37[b]	6,983	8,893,996
Baxalta Inc.
2.00%, 06/22/18[c]	280	274,767
2.88%, 06/23/20 (Call 05/23/20)[c]	1,055	1,036,207
3.60%, 06/23/22 (Call 04/23/22)[b,c]	340	338,634
4.00%, 06/23/25 (Call 03/23/25)[c]	6,508	6,412,539
5.25%, 06/23/45 (Call 12/23/44)[c]	1,760	1,657,257
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,600	1,596,262
2.00%, 08/01/22[b]	2,875	2,837,141
3.25%, 11/01/23[b]	1,950	2,066,625
3.25%, 08/01/42	1,750	1,587,732
5.88%, 11/15/36[b]	2,040	2,538,698
Cardinal Health Inc.
1.70%, 03/15/18	3,300	3,293,975
3.20%, 06/15/22	2,300	2,356,500
3.50%, 11/15/24 (Call 08/15/24)	1,000	1,018,996
3.75%, 09/15/25 (Call 06/15/25)	835	862,077
4.50%, 11/15/44 (Call 05/15/44)	2,075	1,990,989
4.60%, 03/15/43	515	506,401
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,500	1,560,878

Security	Principal (000s)	Value
Eli Lilly & Co.
1.25%, 03/01/18	$355	$354,361
1.95%, 03/15/19	1,590	1,615,336
2.75%, 06/01/25 (Call 03/01/25)	385	391,427
3.70%, 03/01/45 (Call 09/01/44)	365	359,901
5.20%, 03/15/17	800	833,008
5.50%, 03/15/27	700	864,057
5.55%, 03/15/37	3,223	3,898,135
Express Scripts Holding Co.
1.25%, 06/02/17	36	35,737
2.25%, 06/15/19	2,496	2,459,875
2.65%, 02/15/17[b]	100	100,809
3.13%, 05/15/16	2,400	2,409,974
3.50%, 06/15/24 (Call 03/15/24)[b]	1,300	1,239,318
3.90%, 02/15/22[b]	3,900	3,957,727
4.50%, 02/25/26 (Call 11/25/25)	1,500	1,512,856
4.75%, 11/15/21	2,400	2,557,508
6.13%, 11/15/41[b]	2,195	2,286,557
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[b]	300	306,927
4.20%, 03/18/43[b]	10	10,146
5.65%, 05/15/18	4,639	5,055,916
6.38%, 05/15/38	4,780	6,141,192
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	2,000	2,009,594
2.85%, 05/08/22[b]	7,220	7,417,676
Johnson & Johnson
1.13%, 11/21/17	28	28,111
1.65%, 12/05/18	1,950	1,976,867
1.65%, 03/01/21 (Call 02/01/21)	1,741	1,742,080
1.88%, 12/05/19	50	50,936
2.15%, 05/15/16[b]	1,000	1,003,420
2.45%, 03/01/26 (Call 12/01/25)	440	441,480
2.95%, 09/01/20	50	52,761
3.38%, 12/05/23[b]	2,900	3,154,519
3.55%, 05/15/21	1,500	1,624,321
3.55%, 03/01/36 (Call 09/01/35)	475	477,686
3.70%, 03/01/46 (Call 09/01/45)	425	427,308
4.38%, 12/05/33 (Call 06/05/33)	2,010	2,233,643
4.50%, 09/01/40[b]	195	217,980
4.50%, 12/05/43 (Call 06/05/43)[b]	34	38,582
4.85%, 05/15/41[b]	25	29,413
4.95%, 05/15/33[b]	125	148,099
5.55%, 08/15/17	6,250	6,670,099

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.85%, 07/15/38[b]	$35	$46,000
5.95%, 08/15/37	3,245	4,285,237
6.95%, 09/01/29	540	776,005
McKesson Corp.
1.29%, 03/10/17	600	599,090
1.40%, 03/15/18	250	246,813
2.28%, 03/15/19	25	24,979
2.70%, 12/15/22 (Call 09/15/22)	1,825	1,776,524
2.85%, 03/15/23 (Call 12/15/22)	2,300	2,236,677
3.80%, 03/15/24 (Call 12/15/23)	455	465,955
4.75%, 03/01/21 (Call 12/01/20)	3,500	3,814,524
4.88%, 03/15/44 (Call 09/15/43)[b]	125	124,496
5.70%, 03/01/17	750	781,980
6.00%, 03/01/41 (Call 09/01/40)	1,515	1,713,774
7.50%, 02/15/19	3,000	3,423,602
Mead Johnson Nutrition Co.
3.00%, 11/15/20	840	852,112
4.13%, 11/15/25 (Call 08/15/25)[b]	470	486,517
4.60%, 06/01/44 (Call 12/01/43)[b]	1,924	1,836,158
5.90%, 11/01/39	1,500	1,646,279
Medco Health Solutions Inc.
4.13%, 09/15/20	500	520,007
7.13%, 03/15/18	3,176	3,460,108
Merck & Co. Inc.
1.10%, 01/31/18[b]	350	349,725
1.30%, 05/18/18[b]	2,850	2,853,618
2.40%, 09/15/22 (Call 06/15/22)[b]	100	100,168
2.75%, 02/10/25 (Call 11/10/24)[b]	396	397,796
2.80%, 05/18/23	8,613	8,787,410
3.60%, 09/15/42 (Call 03/15/42)	150	140,716
3.70%, 02/10/45 (Call 08/10/44)[b]	3,445	3,274,518
3.88%, 01/15/21 (Call 10/15/20)	4,400	4,768,360
4.15%, 05/18/43	3,425	3,503,981
6.50%, 12/01/33	1,840	2,417,785
6.55%, 09/15/37	2,020	2,702,488
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	5,968	6,641,452
5.85%, 06/30/39	25	31,269
5.95%, 12/01/28[b]	1,605	2,046,333
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	1,355	1,202,418
Novartis Capital Corp.
2.40%, 09/21/22[b]	3,799	3,848,138
3.00%, 11/20/25 (Call 08/20/25)	2,000	2,059,755

Security	Principal (000s)	Value
3.40%, 05/06/24[b]	$2,965	$3,163,226
3.70%, 09/21/42	25	24,340
4.00%, 11/20/45 (Call 05/20/45)[b]	2,425	2,471,335
4.40%, 05/06/44	4,328	4,672,754
Novartis Securities Investment Ltd.
5.13%, 02/10/19	10,335	11,405,187
Owens & Minor Inc.
3.88%, 09/15/21[b]	300	302,286
4.38%, 12/15/24 (Call 09/15/24)	700	716,720
Perrigo Co. PLC
2.30%, 11/08/18[b]	500	490,497
4.00%, 11/15/23 (Call 08/15/23)	2,380	2,357,896
Perrigo Finance Unlimited Co.
3.50%, 12/15/21 (Call 10/15/21)[b]	1,500	1,481,586
3.90%, 12/15/24 (Call 09/15/24)[b]	1,000	971,553
4.90%, 12/15/44 (Call 06/15/44)	1,000	899,132
Pfizer Inc.
1.10%, 05/15/17	1,552	1,551,226
1.50%, 06/15/18[b]	8,515	8,554,873
2.10%, 05/15/19[b]	200	203,347
3.00%, 06/15/23[b]	200	206,065
3.40%, 05/15/24[b]	1,750	1,827,595
4.30%, 06/15/43[b]	4,050	4,175,516
4.40%, 05/15/44[b]	80	83,853
6.20%, 03/15/19	9,393	10,606,118
7.20%, 03/15/39	1,660	2,310,734
Pharmacia Corp.
6.50%, 12/01/18[b]	500	563,600
6.60%, 12/01/28	3,850	5,096,336
Sanofi
1.25%, 04/10/18[b]	2,800	2,791,788
4.00%, 03/29/21[b]	2,125	2,303,849
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	1,200	1,207,841
2.95%, 12/18/22[b]	100	96,865
Series 2
3.65%, 11/10/21[b]	2,800	2,866,896
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[b]	40	43,581
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21[b]	1,700	1,745,076
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[b]	2,250	2,204,041

88	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Wyeth LLC
5.45%, 04/01/17	$750	$784,685
5.95%, 04/01/37	2,638	3,233,289
6.00%, 02/15/36	555	683,952
6.45%, 02/01/24	500	621,088
6.50%, 02/01/34	550	711,424
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[b]	4,589	4,411,948
3.45%, 11/13/20 (Call 10/13/20)	970	976,704
4.50%, 11/13/25 (Call 08/13/25)[b]	1,090	1,119,543
4.70%, 02/01/43 (Call 08/01/42)	4,200	3,672,340

		401,454,534
PIPELINES — 0.76%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	3,500	2,806,665
5.75%, 09/15/19	500	480,000
5.88%, 11/15/16	18	17,996
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	1,650	1,534,500
4.15%, 07/01/23 (Call 04/01/23)[b]	4,775	4,143,117
4.35%, 10/15/24 (Call 07/15/24)	1,000	822,507
4.88%, 02/01/21 (Call 11/01/20)	300	277,500
5.60%, 10/15/44 (Call 04/15/44)	950	712,827
5.85%, 11/15/43 (Call 05/15/43)	1,125	836,283
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	2,925	3,078,041
5.85%, 01/15/41 (Call 07/15/40)	500	543,871
6.00%, 05/15/18	1,220	1,307,172
6.63%, 11/01/37	345	400,520
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)[b,c]	3,517	3,171,580
5.80%, 06/01/45 (Call 12/01/44)[c]	50	42,244
Copano Energy LLC/Copano Energy Finance Corp.
7.13%, 04/01/21 (Call 04/01/16)	300	297,000
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	525	509,742
8.63%, 01/15/22[b]	2,825	3,011,693
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	150	111,000
3.90%, 05/15/24 (Call 02/15/24)	675	438,750
5.00%, 05/15/44 (Call 11/15/43)	40	22,800

Security	Principal (000s)	Value
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	$1,900	$1,700,916
4.38%, 10/15/20 (Call 09/15/20)	1,000	915,080
5.20%, 03/15/20	125	118,156
5.50%, 09/15/40 (Call 03/15/40)	390	297,408
5.88%, 10/15/25 (Call 07/15/25)[b]	1,000	942,666
7.38%, 10/15/45 (Call 04/15/45)[b]	1,000	933,666
9.88%, 03/01/19	400	428,056
Series B
6.50%, 04/15/18	1,250	1,250,000
7.50%, 04/15/38	870	743,850
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[b]	3,050	2,622,700
4.50%, 06/10/44 (Call 12/10/43)	1,355	971,048
Energy Transfer Partners LP
2.50%, 06/15/18	50	45,975
3.60%, 02/01/23 (Call 11/01/22)	4,875	4,003,702
4.15%, 10/01/20 (Call 08/01/20)[b]	2,175	1,892,710
4.65%, 06/01/21 (Call 03/01/21)	1,738	1,494,736
4.75%, 01/15/26 (Call 10/15/25)	1,025	876,181
4.90%, 03/15/35 (Call 09/15/34)	290	210,483
5.15%, 02/01/43 (Call 08/01/42)[b]	200	144,886
5.15%, 03/15/45 (Call 09/15/44)[b]	4,055	2,949,016
5.20%, 02/01/22 (Call 11/01/21)	3,470	2,970,208
5.95%, 10/01/43 (Call 04/01/43)	25	19,419
6.05%, 06/01/41 (Call 12/01/40)	65	50,415
6.13%, 12/15/45 (Call 06/15/45)	25	20,521
6.50%, 02/01/42 (Call 08/01/41)[b]	4,575	3,740,236
6.63%, 10/15/36	30	25,178
6.70%, 07/01/18	1,500	1,492,130
7.50%, 07/01/38	25	22,721
7.60%, 02/01/24 (Call 11/01/23)	3,000	2,983,692
9.70%, 03/15/19	2,362	2,457,224
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	2,000	1,420,000
5.05%, 04/01/45 (Call 10/01/44)	500	300,000
5.60%, 04/01/44 (Call 10/01/43)	210	128,100
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)[b]	2,235	2,166,094
3.35%, 03/15/23 (Call 12/15/22)	4,800	4,527,949
3.70%, 02/15/26 (Call 11/15/25)[b]	2,495	2,337,873
3.75%, 02/15/25 (Call 11/15/24)[b]	1,910	1,806,514
3.90%, 02/15/24 (Call 11/15/23)	1,050	1,012,241
4.45%, 02/15/43 (Call 08/15/42)	55	44,556

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.85%, 08/15/42 (Call 02/15/42)	$4,340	$3,702,656
4.85%, 03/15/44 (Call 09/15/43)	2,195	1,864,989
4.90%, 05/15/46 (Call 11/15/45)[b]	1,495	1,311,878
4.95%, 10/15/54 (Call 04/15/54)	125	97,564
5.10%, 02/15/45 (Call 08/15/44)	4,595	4,053,051
5.95%, 02/01/41	1,660	1,575,424
6.13%, 10/15/39	75	71,973
6.45%, 09/01/40[b]	150	148,911
6.50%, 01/31/19	1,600	1,724,339
7.55%, 04/15/38	30	33,066
Series D
6.88%, 03/01/33	265	277,655
Series H
6.65%, 10/15/34	25	25,645
Series L
6.30%, 09/15/17	2,451	2,564,490
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	1,650	1,251,959
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	2,050	1,911,625
3.45%, 02/15/23 (Call 11/15/22)	825	707,143
3.50%, 03/01/21 (Call 01/01/21)[b]	1,610	1,457,050
3.50%, 09/01/23 (Call 06/01/23)[b]	2,050	1,739,506
3.95%, 09/01/22 (Call 06/01/22)	950	852,548
4.15%, 02/01/24 (Call 11/01/23)	6,000	5,276,689
4.25%, 09/01/24 (Call 06/01/24)	25	21,981
4.30%, 05/01/24 (Call 02/01/24)	1,010	894,868
4.70%, 11/01/42 (Call 05/01/42)	55	40,280
5.00%, 10/01/21 (Call 07/01/21)[b]	1,700	1,615,000
5.00%, 08/15/42 (Call 02/15/42)	105	80,787
5.00%, 03/01/43 (Call 09/01/42)	65	49,905
5.30%, 09/15/20	2,535	2,484,300
5.40%, 09/01/44 (Call 03/01/44)	1,155	926,994
5.50%, 03/01/44 (Call 09/01/43)	690	562,981
5.63%, 09/01/41	25	19,451
5.80%, 03/15/35	25	20,273
5.95%, 02/15/18	900	915,750
6.00%, 02/01/17	500	506,453
6.38%, 03/01/41	50	41,930
6.50%, 04/01/20	767	782,340
6.50%, 02/01/37	25	21,197
6.50%, 09/01/39	505	424,848

Security	Principal (000s)	Value
6.55%, 09/15/40	$515	$432,386
6.85%, 02/15/20	750	772,500
6.95%, 01/15/38	2,957	2,635,610
7.30%, 08/15/33	525	476,577
7.40%, 03/15/31	75	70,532
7.50%, 11/15/40	25	22,407
9.00%, 02/01/19[b]	150	161,250
Kinder Morgan Inc./DE
2.00%, 12/01/17	105	99,750
3.05%, 12/01/19 (Call 11/01/19)[b]	3,480	3,201,600
4.30%, 06/01/25 (Call 03/01/25)[b]	3,170	2,845,392
5.05%, 02/15/46 (Call 08/15/45)[b]	1,230	954,873
5.30%, 12/01/34 (Call 06/01/34)	6,965	5,517,642
5.55%, 06/01/45 (Call 12/01/44)	3,845	3,171,013
7.00%, 06/15/17	28	28,673
7.25%, 06/01/18	150	153,750
7.75%, 01/15/32	100	95,947
7.80%, 08/01/31	25	24,362
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	100	89,800
4.20%, 12/01/42 (Call 06/01/42)	400	306,411
4.20%, 03/15/45 (Call 09/15/44)[b]	150	115,452
4.25%, 02/01/21	2,000	2,014,326
5.15%, 10/15/43 (Call 04/15/43)	525	447,632
6.40%, 05/01/37	1,250	1,255,675
6.55%, 07/15/19	350	380,033
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	1,650	1,550,461
3.20%, 09/15/18 (Call 08/15/18)[b]	3,925	3,608,900
3.38%, 10/01/22 (Call 07/01/22)	1,525	1,204,704
6.13%, 02/01/41 (Call 08/01/40)	3,775	2,773,328
6.20%, 09/15/43 (Call 03/15/43)	50	36,765
6.65%, 10/01/36	750	582,637
6.85%, 10/15/37	750	590,960
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)[b]	35	25,285
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)[b]	1,375	1,216,875
3.60%, 11/01/24 (Call 08/01/24)	2,104	1,634,251
4.65%, 10/15/25 (Call 07/15/25)[b]	4,450	3,714,691
4.70%, 06/15/44 (Call 12/15/43)	165	108,830
4.90%, 02/15/45 (Call 08/15/44)	1,015	690,753

90	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.00%, 02/01/21 (Call 11/01/20)[b]	$3,375	$3,154,275
5.15%, 06/01/42 (Call 12/01/41)	1,205	829,375
6.50%, 05/01/18	1,000	1,000,000
6.65%, 01/15/37	460	373,259
8.75%, 05/01/19	525	548,625
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	325	263,274
5.00%, 10/01/22 (Call 07/01/22)	1,925	1,599,735
5.50%, 04/15/23 (Call 10/15/17)	2,000	1,680,000
5.75%, 09/01/20 (Call 06/01/20)[b]	2,000	1,839,277
5.88%, 03/01/22 (Call 12/01/21)[b]	2,000	1,755,000
Southern Natural Gas Co. LLC
8.00%, 03/01/32	30	28,180
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	2,865	2,755,258
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	2,564	2,133,140
6.20%, 04/15/18	150	155,739
7.50%, 09/15/38	450	444,695
8.00%, 10/01/19	1,900	2,013,707
Spectra Energy Partners LP
2.95%, 09/25/18 (Call 08/25/18)	1,250	1,236,526
3.50%, 03/15/25 (Call 12/15/24)[b]	2,375	2,176,711
4.50%, 03/15/45 (Call 09/15/44)[b]	2,000	1,610,791
4.60%, 06/15/21 (Call 03/15/21)	742	762,572
5.95%, 09/25/43 (Call 03/25/43)	90	84,674
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	1,770	1,457,947
4.65%, 02/15/22	1,986	1,786,763
5.30%, 04/01/44 (Call 10/01/43)	460	337,490
5.35%, 05/15/45 (Call 11/15/44)[b]	600	444,629
6.10%, 02/15/42	1,700	1,309,798
6.85%, 02/15/40	140	117,636
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)[b]	1,225	1,088,389
4.65%, 06/15/21 (Call 03/15/21)	550	523,011
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	900	896,827
7.50%, 04/01/17	2,800	2,871,518
Texas Eastern Transmission LP
7.00%, 07/15/32	190	209,415

Security	Principal (000s)	Value
TransCanada PipeLines Ltd.
1.88%, 01/12/18	$1,270	$1,246,722
2.50%, 08/01/22	1,650	1,522,506
3.13%, 01/15/19	1,125	1,123,842
3.75%, 10/16/23 (Call 07/16/23)[b]	1,750	1,728,081
3.80%, 10/01/20	1,045	1,054,305
4.63%, 03/01/34 (Call 12/01/33)[b]	2,650	2,412,666
4.88%, 01/15/26 (Call 10/15/25)	2,945	3,044,200
5.00%, 10/16/43 (Call 04/16/43)	55	51,042
5.60%, 03/31/34	450	446,959
5.85%, 03/15/36	500	479,525
6.10%, 06/01/40	2,355	2,351,856
6.35%, 05/15/67 (Call 05/15/17)[a]	50	32,000
6.50%, 08/15/18[b]	400	430,030
7.13%, 01/15/19	2,528	2,775,307
7.25%, 08/15/38	2,546	2,854,381
7.63%, 01/15/39	3,317	3,841,086
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	5	3,650
5.40%, 08/15/41 (Call 02/15/41)	15	12,075
7.85%, 02/01/26 (Call 11/01/25)[c]	2,000	2,130,000
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	3,750	2,887,500
5.38%, 06/01/21 (Call 03/01/21)	2,250	1,867,500
5.45%, 04/01/44 (Call 10/01/43)	15	9,900
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	350	267,750
3.60%, 03/15/22 (Call 01/15/22)	2,302	1,807,070
3.90%, 01/15/25 (Call 10/15/24)	1,200	906,000
4.00%, 11/15/21 (Call 08/15/21)	1,500	1,215,000
4.00%, 09/15/25 (Call 06/15/25)	1,515	1,147,613
4.13%, 11/15/20 (Call 08/15/20)	2,305	1,947,725
4.30%, 03/04/24 (Call 12/04/23)	2,000	1,535,000
4.90%, 01/15/45 (Call 07/15/44)	1,500	997,500
5.10%, 09/15/45 (Call 03/15/45)	25	16,750
5.25%, 03/15/20	1,275	1,147,500
5.40%, 03/04/44 (Call 09/04/43)	40	27,600
5.80%, 11/15/43 (Call 05/15/43)[b]	640	454,400
6.30%, 04/15/40	3,250	2,437,500
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	3,000	2,430,000

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.88%, 03/15/24 (Call 03/15/19)	$2,750	$2,200,000
6.13%, 07/15/22 (Call 01/15/17)	2,650	2,305,500
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	2,300	2,289,075

		250,626,998
REAL ESTATE — 0.02%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	500	500,264
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	3,025	3,032,997
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	165	167,736
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	500	508,996
5.88%, 06/15/17	562	590,355
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	300	283,972
4.60%, 04/01/24 (Call 01/01/24)	1,234	1,255,023

		6,339,343
REAL ESTATE INVESTMENT TRUSTS — 0.62%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	1,000	991,946
3.90%, 06/15/23 (Call 03/15/23)	500	504,867
4.30%, 01/15/26 (Call 10/15/25)	40	40,814
4.50%, 07/30/29 (Call 04/30/29)	20	20,017
4.60%, 04/01/22 (Call 01/01/22)	300	316,127
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	325	325,697
3.40%, 02/15/19	2,265	2,299,897
3.45%, 09/15/21	725	723,138
3.50%, 01/31/23	2,550	2,500,576
4.00%, 06/01/25 (Call 03/01/25)[b]	500	496,871
4.40%, 02/15/26 (Call 11/15/25)	105	107,316
4.50%, 01/15/18	2,050	2,131,311
4.70%, 03/15/22	3,000	3,174,098
5.00%, 02/15/24	4,470	4,771,544
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	500	493,978
2.95%, 09/15/22 (Call 06/15/22)	100	99,874
3.45%, 06/01/25 (Call 03/03/25)	1,150	1,171,314
3.50%, 11/15/25 (Call 08/15/25)	230	234,812

Security	Principal (000s)	Value
3.63%, 10/01/20 (Call 07/01/20)[b]	$50	$52,148
3.95%, 01/15/21 (Call 10/15/20)	1,700	1,797,742
4.20%, 12/15/23 (Call 09/16/23)	250	268,518
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)[b]	2,920	2,882,230
3.65%, 02/01/26 (Call 11/01/25)	755	761,664
3.70%, 11/15/18 (Call 08/17/18)	2,050	2,121,206
3.80%, 02/01/24 (Call 11/01/23)	1,100	1,130,141
3.85%, 02/01/23 (Call 11/01/22)[b]	75	77,400
4.13%, 05/15/21 (Call 02/15/21)	50	52,829
5.63%, 11/15/20 (Call 08/15/20)	675	751,623
5.88%, 10/15/19 (Call 07/17/19)	4,825	5,344,024
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	600	594,905
4.55%, 10/01/29 (Call 07/01/29)	515	510,285
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	500	491,776
4.25%, 01/15/24 (Call 10/15/23)	1,150	1,206,383
4.63%, 06/15/21 (Call 03/15/21)[b]	122	133,168
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	4,200	4,136,363
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)[b]	2,250	2,094,690
3.70%, 06/15/21 (Call 04/15/21)	2,650	2,609,690
5.25%, 02/15/24 (Call 11/15/23)	940	970,596
Crown Castle International Corp.
3.40%, 02/15/21 (Call 01/15/21)	1,000	1,003,514
4.45%, 02/15/26 (Call 11/15/25)	1,000	1,015,674
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	500	527,366
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	3,500	3,323,750
3.50%, 01/15/21 (Call 11/15/20)	20	20,155
3.63%, 02/01/25 (Call 11/01/24)	15	14,191
4.25%, 02/01/26 (Call 11/01/25)[b]	1,075	1,061,163
4.63%, 07/15/22 (Call 04/15/22)[b]	150	155,697
7.50%, 04/01/17	500	529,083
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)[b,c]	1,000	1,015,825
3.63%, 10/01/22 (Call 07/03/22)	3,350	3,283,307
4.75%, 10/01/25 (Call 07/01/25)[c]	1,300	1,310,618
5.25%, 03/15/21 (Call 12/15/20)	1,500	1,644,561
Duke Realty LP
3.88%, 02/15/21 (Call 12/15/20)[b]	750	769,936

92	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.88%, 10/15/22 (Call 07/15/22)	$1,750	$1,768,120
4.38%, 06/15/22 (Call 03/15/22)	1,345	1,403,252
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	1,000	971,543
5.75%, 08/15/22 (Call 05/15/22)	150	158,223
Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	200	199,156
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)[b]	50	50,182
4.50%, 07/01/44 (Call 01/01/44)[b]	2,065	2,121,454
4.50%, 06/01/45 (Call 12/01/44)	575	592,902
4.75%, 07/15/20 (Call 04/15/20)	4,900	5,319,016
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	20	19,980
3.63%, 08/15/22 (Call 05/15/22)	750	771,181
3.88%, 05/01/24 (Call 02/01/24)[b]	550	564,486
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)[b]	25	25,565
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	200	178,648
3.88%, 08/15/24 (Call 05/17/24)	1,025	960,312
4.00%, 06/01/25 (Call 03/01/25)[b]	2,800	2,606,037
4.25%, 11/15/23 (Call 08/15/23)	4,150	4,032,474
5.38%, 02/01/21 (Call 11/03/20)[b]	3,340	3,574,954
5.63%, 05/01/17[b]	2,025	2,106,981
6.70%, 01/30/18	1,200	1,290,276
6.75%, 02/01/41 (Call 08/01/40)	15	16,310
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)	800	800,422
5.75%, 01/15/21	1,100	1,224,458
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	2,900	2,879,643
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	1,750	1,703,097
4.50%, 03/15/25 (Call 09/15/24)[b]	500	471,855
4.65%, 03/15/24 (Call 09/15/23)	925	883,630
5.00%, 08/15/22 (Call 02/15/22)	5,250	5,325,099
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	2,630	2,542,313
Series D
3.75%, 10/15/23 (Call 07/15/23)	1,645	1,582,392
Series F
4.50%, 02/01/26 (Call 11/01/25)[b]	1,020	1,016,634

Security	Principal (000s)	Value
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	$90	$91,448
4.80%, 07/15/18 (Call 05/15/18)	2,875	3,022,916
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	525	532,495
4.25%, 04/01/45 (Call 10/01/44)	3,115	2,936,403
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	500	518,493
4.75%, 10/01/20 (Call 07/01/20)	2,000	2,147,892
6.63%, 10/01/17	100	106,537
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	475	473,412
3.15%, 05/15/23 (Call 02/15/23)	1,750	1,532,622
4.50%, 04/18/22 (Call 01/18/22)	1,950	1,891,840
7.75%, 08/15/19[b]	2,010	2,202,546
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)	200	199,409
4.30%, 10/15/23 (Call 07/15/23)	2,600	2,718,432
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	120	119,309
3.90%, 06/15/24 (Call 03/15/24)[b]	500	507,198
5.50%, 07/15/21 (Call 04/15/21)	700	787,078
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	585	558,340
4.95%, 04/01/24 (Call 01/01/24)	1,500	1,520,305
5.25%, 01/15/26 (Call 10/15/25)	15	15,236
Piedmont Operating Partnership LP
4.45%, 03/15/24 (Call 12/15/23)	350	360,667
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	100	102,518
4.25%, 08/15/23 (Call 05/15/23)	1,750	1,854,582
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	600	588,107
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	2,165	2,170,054
4.13%, 10/15/26 (Call 07/15/26)	15	15,361
4.65%, 08/01/23 (Call 05/01/23)	2,000	2,113,354
5.75%, 01/15/21 (Call 10/15/20)	75	84,112
6.75%, 08/15/19	100	113,408
Regency Centers LP
3.90%, 11/01/25 (Call 08/01/25)	15	15,428
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	1,000	997,369

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.60%, 02/01/20 (Call 01/01/20)[b]	$725	$733,521
4.50%, 02/01/25 (Call 11/01/24)	6,650	6,167,668
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	1,000	1,002,424
4.75%, 05/01/24 (Call 11/01/23)[b]	3,000	2,883,626
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)[b]	162	163,358
2.75%, 02/01/23 (Call 11/01/22)	2,050	2,028,129
3.30%, 01/15/26 (Call 10/15/25)[b]	805	810,207
3.75%, 02/01/24 (Call 11/01/23)	150	156,180
4.13%, 12/01/21 (Call 09/01/21)	400	431,686
4.25%, 10/01/44 (Call 04/01/44)[b]	150	148,531
4.38%, 03/01/21 (Call 12/01/20)	10,200	11,113,354
4.75%, 03/15/42 (Call 09/15/41)	2,239	2,365,651
5.65%, 02/01/20 (Call 11/01/19)	2,920	3,265,270
6.75%, 02/01/40 (Call 11/01/39)	130	171,644
10.35%, 04/01/19 (Call 01/01/19)	200	244,156
Tanger Properties LP
3.88%, 12/01/23 (Call 09/01/23)	2,650	2,707,782
UDR Inc.
4.25%, 06/01/18	1,550	1,623,119
4.63%, 01/10/22 (Call 10/10/21)	1,600	1,744,407
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)[b]	150	145,610
4.13%, 01/15/26 (Call 10/15/25)[b]	2,185	2,208,152
4.38%, 02/01/45 (Call 08/01/44)[b]	30	27,107
5.70%, 09/30/43 (Call 03/30/43)	25	27,740
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	25	24,682
4.25%, 03/01/22 (Call 12/01/21)	4,050	4,224,017
4.75%, 06/01/21 (Call 03/01/21)	1,900	2,046,792
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	1,000	1,071,150
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	1,750	1,875,232
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)[b]	100	98,165
4.13%, 04/01/19 (Call 01/01/19)	1,600	1,663,481
4.95%, 01/15/21 (Call 10/15/20)[b]	2,200	2,362,142
5.13%, 03/15/43 (Call 09/15/42)	890	879,110
5.25%, 01/15/22 (Call 10/15/21)	25	26,989
6.13%, 04/15/20	600	669,920
6.50%, 03/15/41 (Call 09/15/40)	1,655	1,923,413

Security	Principal (000s)	Value
Weyerhaeuser Co.
6.88%, 12/15/33	$2,990	$3,322,269
6.95%, 10/01/27	460	531,917
7.38%, 03/15/32[b]	2,115	2,469,486

		204,881,971
RETAIL — 0.94%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)[b]	1,250	1,308,671
4.50%, 12/01/23 (Call 09/01/23)	1,000	1,029,413
5.75%, 05/01/20	75	81,877
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	810	809,238
4.50%, 10/01/25 (Call 07/01/25)	2,150	2,200,846
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	50	49,030
3.13%, 07/15/23 (Call 04/15/23)[b]	1,000	992,407
3.25%, 04/15/25 (Call 01/15/25)	1,295	1,275,716
3.70%, 04/15/22 (Call 01/15/22)	900	932,651
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	1,230	1,038,727
5.17%, 08/01/44 (Call 02/01/44)	640	508,439
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)[b]	2,200	2,244,000
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)[b]	500	478,462
Costco Wholesale Corp.
1.13%, 12/15/17	1,350	1,350,318
1.70%, 12/15/19	4,540	4,571,218
2.25%, 02/15/22	1,430	1,440,247
5.50%, 03/15/17	1,700	1,779,014
CVS Health Corp.
1.20%, 12/05/16	1,300	1,301,423
1.90%, 07/20/18	2,010	2,015,059
2.25%, 12/05/18 (Call 11/05/18)	1,000	1,009,836
2.25%, 08/12/19 (Call 07/12/19)[b]	2,500	2,524,117
2.75%, 12/01/22 (Call 09/01/22)	4,275	4,243,307
2.80%, 07/20/20 (Call 06/20/20)[b]	2,433	2,490,474
3.38%, 08/12/24 (Call 05/12/24)	2,500	2,569,317
3.50%, 07/20/22 (Call 05/20/22)	2,950	3,075,488
3.88%, 07/20/25 (Call 04/20/25)[b]	10,315	10,971,121
4.00%, 12/05/23 (Call 09/05/23)	2,600	2,802,469
4.13%, 05/15/21 (Call 02/15/21)	200	215,435
4.75%, 05/18/20 (Call 11/18/19)	2,050	2,229,938

94	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.88%, 07/20/35 (Call 01/20/35)	$5,110	$5,494,200
5.13%, 07/20/45 (Call 01/20/45)	2,610	2,903,984
5.30%, 12/05/43 (Call 06/05/43)[b]	45	50,544
5.75%, 06/01/17	1,250	1,314,847
5.75%, 05/15/41 (Call 11/15/40)	525	604,205
6.13%, 09/15/39	3,125	3,800,780
6.25%, 06/01/27	2,705	3,240,627
Darden Restaurants Inc.
7.05%, 10/15/37	1,355	1,489,351
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	620	609,071
4.13%, 07/15/17	70	71,962
4.15%, 11/01/25 (Call 08/01/25)	500	514,085
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)[b]	3,650	3,802,713
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)[b]	1,744	1,766,123
2.00%, 04/01/21 (Call 03/01/21)	490	492,992
2.25%, 09/10/18 (Call 08/10/18)[b]	200	204,594
2.63%, 06/01/22 (Call 05/01/22)	1,053	1,071,271
2.70%, 04/01/23 (Call 01/01/23)	100	102,509
3.00%, 04/01/26 (Call 01/01/26)[b]	1,370	1,414,689
3.35%, 09/15/25 (Call 06/15/25)[b]	3,425	3,632,547
3.75%, 02/15/24 (Call 11/15/23)	2,457	2,683,466
4.20%, 04/01/43 (Call 10/01/42)[b]	3,900	4,020,549
4.25%, 04/01/46 (Call 10/01/45)[b]	2,750	2,863,798
4.40%, 04/01/21 (Call 01/01/21)[b]	8,600	9,550,170
4.40%, 03/15/45 (Call 09/15/44)	665	708,871
4.88%, 02/15/44 (Call 08/15/43)	755	850,906
5.40%, 09/15/40 (Call 03/15/40)	55	65,678
5.88%, 12/16/36	2,405	2,982,895
5.95%, 04/01/41 (Call 10/01/40)	3,240	4,127,500
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[b]	500	506,045
4.25%, 07/17/25 (Call 04/17/25)[b]	75	71,959
4.75%, 12/15/23 (Call 09/15/23)	3,250	3,251,722
5.55%, 07/17/45 (Call 01/17/45)	1,015	876,272
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)[b]	2,850	2,859,775
3.12%, 04/15/22 (Call 01/15/22)	1,850	1,925,526
3.38%, 09/15/25 (Call 06/15/25)[b]	838	877,096
3.75%, 04/15/21 (Call 01/15/21)	3,000	3,227,951
3.80%, 11/15/21 (Call 08/15/21)[b]	920	994,240

Security	Principal (000s)	Value
4.38%, 09/15/45 (Call 03/15/45)	$305	$318,642
4.63%, 04/15/20 (Call 10/15/19)	75	82,476
4.65%, 04/15/42 (Call 10/15/41)	630	678,369
5.00%, 09/15/43 (Call 03/15/43)	287	321,908
5.13%, 11/15/41 (Call 05/15/41)	2,000	2,269,075
5.50%, 10/15/35	75	87,174
5.80%, 10/15/36	40	48,088
5.80%, 04/15/40 (Call 10/15/39)	2,365	2,868,061
6.65%, 09/15/37	65	85,549
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[b]	2,000	1,855,393
3.88%, 01/15/22 (Call 10/15/21)[b]	1,800	1,772,415
4.50%, 12/15/34 (Call 06/15/34)[b]	2,050	1,606,867
5.13%, 01/15/42 (Call 07/15/41)	820	652,942
5.90%, 12/01/16	2,400	2,479,315
6.38%, 03/15/37[b]	1,935	1,821,048
6.65%, 07/15/24[b]	250	271,836
6.70%, 07/15/34[b]	215	210,325
6.90%, 01/15/32	30	32,867
7.45%, 07/15/17	100	106,574
McDonald’s Corp.
2.10%, 12/07/18	130	131,428
2.20%, 05/26/20 (Call 04/26/20)	2,675	2,688,624
2.63%, 01/15/22[b]	2,800	2,815,728
2.75%, 12/09/20 (Call 11/09/20)	95	97,224
3.38%, 05/26/25 (Call 02/26/25)[b]	1,400	1,430,950
3.63%, 05/01/43[b]	25	21,449
3.70%, 01/30/26 (Call 10/30/25)[b]	10,265	10,669,682
3.70%, 02/15/42	2,351	2,051,722
4.60%, 05/26/45 (Call 11/26/44)	950	951,490
4.70%, 12/09/35 (Call 06/09/35)	305	315,592
4.88%, 07/15/40	75	77,334
4.88%, 12/09/45 (Call 06/09/45)[b]	410	429,384
5.00%, 02/01/19	1,000	1,088,358
5.35%, 03/01/18	2,202	2,362,027
5.80%, 10/15/17	1,150	1,228,140
6.30%, 10/15/37[b]	1,250	1,489,202
6.30%, 03/01/38	2,525	3,013,128
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	1,800	1,918,971
4.75%, 05/01/20[b]	4,755	5,148,021
5.00%, 01/15/44 (Call 07/15/43)	565	531,839
6.95%, 03/15/28	340	408,280

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	$1,750	$1,794,365
4.63%, 09/15/21 (Call 06/15/21)	1,100	1,188,457
QVC Inc.
3.13%, 04/01/19[b]	200	198,328
4.38%, 03/15/23	825	792,751
4.85%, 04/01/24	700	675,406
5.13%, 07/02/22	2,975	3,021,076
5.45%, 08/15/34 (Call 02/15/34)	2,095	1,725,644
5.95%, 03/15/43	15	12,428
Ross Stores Inc.
3.38%, 09/15/24 (Call 06/15/24)	250	250,611
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)[b]	3,000	2,917,464
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	1,125	1,142,929
3.85%, 10/01/23 (Call 07/01/23)[b]	1,750	1,914,629
4.30%, 06/15/45 (Call 12/15/44)[b]	1,020	1,097,595
Target Corp.
2.30%, 06/26/19[b]	1,300	1,333,015
2.90%, 01/15/22	1,850	1,908,436
3.50%, 07/01/24[b]	2,100	2,261,754
3.88%, 07/15/20	10	10,916
4.00%, 07/01/42[b]	195	196,908
6.00%, 01/15/18	7,449	8,101,394
6.35%, 11/01/32	30	38,515
7.00%, 01/15/38	5,202	7,235,522
Tiffany & Co.
4.90%, 10/01/44 (Call 04/01/44)	520	481,636
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	975	959,694
6.95%, 04/15/19	482	552,867
Wal-Mart Stores Inc.
1.95%, 12/15/18[b]	9,000	9,156,804
2.55%, 04/11/23 (Call 01/11/23)[b]	1,770	1,798,929
2.80%, 04/15/16[b]	7,400	7,420,320
3.25%, 10/25/20	250	265,853
3.30%, 04/22/24 (Call 01/22/24)[b]	4,320	4,594,410
3.63%, 07/08/20[b]	2,250	2,423,957
4.00%, 04/11/43 (Call 10/11/42)[b]	3,425	3,436,225
4.13%, 02/01/19[b]	700	753,022
4.25%, 04/15/21[b]	2,699	2,999,996
4.30%, 04/22/44 (Call 10/22/43)[b]	1,851	1,949,767
4.75%, 10/02/43 (Call 04/02/43)[b]	7,219	8,007,604

Security	Principal (000s)	Value
4.88%, 07/08/40	$45	$50,118
5.00%, 10/25/40	1,840	2,083,012
5.25%, 09/01/35[b]	915	1,075,732
5.38%, 04/05/17	1,000	1,047,589
5.63%, 04/01/40	305	369,406
5.63%, 04/15/41	388	475,377
5.80%, 02/15/18	1,300	1,418,106
5.88%, 04/05/27[b]	55	69,286
6.20%, 04/15/38[b]	175	223,918
6.50%, 08/15/37	10,490	13,808,781
7.55%, 02/15/30	500	717,821
Walgreen Co.
3.10%, 09/15/22[b]	4,365	4,288,458
4.40%, 09/15/42	150	128,790
5.25%, 01/15/19[b]	600	647,302
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	36	35,854
2.70%, 11/18/19 (Call 10/18/19)[b]	2,640	2,654,318
3.30%, 11/18/21 (Call 09/18/21)[b]	2,800	2,818,192
3.80%, 11/18/24 (Call 08/18/24)	700	702,952
4.50%, 11/18/34 (Call 05/18/34)	4,680	4,233,647
4.80%, 11/18/44 (Call 05/18/44)	1,997	1,806,926

		310,276,080
SAVINGS & LOANS — 0.01%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	700	697,015
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	3,275	3,302,221
4.63%, 04/19/16	550	551,970

		4,551,206
SEMICONDUCTORS — 0.21%
Altera Corp.
1.75%, 05/15/17	32	32,175
2.50%, 11/15/18	1,525	1,545,306
4.10%, 11/15/23	1,075	1,164,144
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)[b]	800	840,923
5.30%, 12/15/45 (Call 06/15/45)[b]	75	79,395
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	885	903,656
3.90%, 10/01/25 (Call 07/01/25)[b]	640	660,172
4.30%, 06/15/21	900	984,845
5.10%, 10/01/35 (Call 04/01/35)	1,190	1,237,312
5.85%, 06/15/41	1,762	1,978,281

96	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Intel Corp.
1.35%, 12/15/17	$11,635	$11,677,789
1.95%, 10/01/16	950	956,773
2.45%, 07/29/20	350	357,491
2.70%, 12/15/22[b]	3,058	3,088,042
3.10%, 07/29/22	845	878,861
3.30%, 10/01/21	5,670	5,995,574
3.70%, 07/29/25 (Call 04/29/25)[b]	2,525	2,717,841
4.00%, 12/15/32[b]	655	667,874
4.25%, 12/15/42[b]	1,030	1,021,845
4.80%, 10/01/41	1,544	1,645,671
4.90%, 07/29/45 (Call 01/29/45)	1,065	1,153,482
KLA-Tencor Corp.
2.38%, 11/01/17[b]	255	256,592
3.38%, 11/01/19 (Call 10/01/19)[b]	190	192,321
4.13%, 11/01/21 (Call 09/01/21)[b]	400	409,965
4.65%, 11/01/24 (Call 08/01/24)[b]	2,260	2,221,716
5.65%, 11/01/34 (Call 07/01/34)[b]	1,005	964,670
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	100	97,119
3.80%, 03/15/25 (Call 12/15/24)	1,315	1,257,487
Maxim Integrated Products Inc.
2.50%, 11/15/18	2,150	2,153,236
QUALCOMM Inc.
1.40%, 05/18/18	2,055	2,047,794
2.25%, 05/20/20[b]	855	862,315
3.00%, 05/20/22[b]	5,130	5,162,642
3.45%, 05/20/25 (Call 02/20/25)[b]	2,700	2,680,663
4.65%, 05/20/35 (Call 11/20/34)[b]	3,825	3,588,805
4.80%, 05/20/45 (Call 11/20/44)	2,651	2,396,844
Texas Instruments Inc.
0.88%, 03/12/17	500	499,660
1.65%, 08/03/19	250	250,311
1.75%, 05/01/20 (Call 04/01/20)	2,150	2,146,798
2.75%, 03/12/21 (Call 02/12/21)	1,150	1,180,207
Xilinx Inc.
2.13%, 03/15/19	225	223,769
3.00%, 03/15/21[b]	905	929,016

		69,109,382
SOFTWARE — 0.47%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	1,230	1,230,815
4.75%, 02/01/20	20	21,824

Security	Principal (000s)	Value
Autodesk Inc.
1.95%, 12/15/17	$975	$965,805
3.60%, 12/15/22 (Call 09/15/22)[b]	500	491,951
4.38%, 06/15/25 (Call 03/15/25)[b]	970	979,640
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	1,700	1,780,565
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	3,710	3,803,901
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[b]	1,260	1,256,559
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	280	284,141
4.80%, 03/01/26 (Call 12/01/25)	570	579,281
Fidelity National Information Services Inc.
1.45%, 06/05/17	1,500	1,484,383
2.85%, 10/15/18	275	276,439
3.50%, 04/15/23 (Call 01/15/23)	500	482,478
3.63%, 10/15/20 (Call 09/15/20)	1,000	1,016,918
4.50%, 10/15/22 (Call 08/15/22)[b]	1,000	1,032,730
5.00%, 03/15/22 (Call 03/15/17)	1,280	1,329,043
5.00%, 10/15/25 (Call 07/15/25)[b]	5,350	5,548,048
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	2,300	2,336,494
4.75%, 06/15/21	1,000	1,090,004
Intuit Inc.
5.75%, 03/15/17	3,207	3,342,148
Microsoft Corp.
0.88%, 11/15/17[b]	36	35,990
1.30%, 11/03/18	2,000	2,007,787
1.63%, 12/06/18[b]	250	253,278
1.85%, 02/12/20 (Call 01/12/20)[b]	2,076	2,100,286
2.00%, 11/03/20 (Call 10/03/20)[b]	6,685	6,779,951
2.13%, 11/15/22[b]	1,700	1,688,178
2.38%, 02/12/22 (Call 01/12/22)	3,450	3,504,573
2.38%, 05/01/23 (Call 02/01/23)	1,200	1,210,230
2.65%, 11/03/22 (Call 09/03/22)	2,260	2,323,122
2.70%, 02/12/25 (Call 11/12/24)[b]	590	602,368
3.13%, 11/03/25 (Call 08/03/25)	4,285	4,500,752
3.50%, 02/12/35 (Call 08/12/34)[b]	6,005	5,779,116
3.50%, 11/15/42	2,375	2,177,567
3.63%, 12/15/23 (Call 09/15/23)	2,025	2,205,158
3.75%, 05/01/43 (Call 11/01/42)	360	344,598

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.75%, 02/12/45 (Call 08/12/44)	$4,415	$4,241,531
4.00%, 02/08/21[b]	3,750	4,151,607
4.00%, 02/12/55 (Call 08/12/54)	965	900,203
4.20%, 06/01/19	3,610	3,936,927
4.20%, 11/03/35 (Call 05/03/35)	4,205	4,374,188
4.45%, 11/03/45 (Call 05/03/45)	2,540	2,703,944
4.50%, 10/01/40	1,940	2,075,143
4.75%, 11/03/55 (Call 05/03/55)[b]	1,000	1,057,317
4.88%, 12/15/43 (Call 06/15/43)[b]	665	747,988
5.20%, 06/01/39	2,925	3,409,096
5.30%, 02/08/41	1,390	1,641,722
Oracle Corp.
1.20%, 10/15/17	10,340	10,357,965
2.25%, 10/08/19[b]	584	596,360
2.38%, 01/15/19[b]	485	497,402
2.50%, 05/15/22 (Call 03/15/22)	3,500	3,498,528
2.50%, 10/15/22[b]	6,279	6,249,634
2.95%, 05/15/25 (Call 02/15/25)[b]	1,700	1,711,836
3.25%, 05/15/30 (Call 02/15/30)[b]	7,198	7,020,345
3.40%, 07/08/24 (Call 04/08/24)[b]	2,393	2,501,524
3.63%, 07/15/23	550	586,778
3.90%, 05/15/35 (Call 11/15/34)[b]	1,331	1,288,950
4.13%, 05/15/45 (Call 11/15/44)[b]	2,709	2,643,775
4.30%, 07/08/34 (Call 01/08/34)[b]	3,659	3,727,696
4.38%, 05/15/55 (Call 11/15/54)	2,025	1,939,042
4.50%, 07/08/44 (Call 01/08/44)[b]	80	82,188
5.00%, 07/08/19	2,025	2,247,977
5.38%, 07/15/40[b]	3,654	4,147,771
5.75%, 04/15/18	3,735	4,075,021
6.13%, 07/08/39	2,990	3,682,758
6.50%, 04/15/38[b]	3,400	4,324,056

		155,265,393
TELECOMMUNICATIONS — 1.38%
Alltel Corp.
7.88%, 07/01/32	200	248,022
America Movil SAB de CV
3.13%, 07/16/22[b]	3,450	3,450,674
4.38%, 07/16/42[b]	2,950	2,730,287
5.00%, 03/30/20	7,600	8,326,012
6.13%, 11/15/37[b]	1,750	1,930,775
6.13%, 03/30/40	1,450	1,615,882
6.38%, 03/01/35	140	158,616
AT&T Corp.
8.25%, 11/15/31[b]	2,525	3,532,938

Security	Principal (000s)	Value
AT&T Inc.
1.40%, 12/01/17[b]	$100	$99,328
1.70%, 06/01/17[b]	4,505	4,510,990
2.30%, 03/11/19	1,375	1,380,513
2.45%, 06/30/20 (Call 05/30/20)[b]	1,905	1,887,841
2.63%, 12/01/22 (Call 09/01/22)	615	594,716
2.95%, 05/15/16	4,832	4,850,415
3.00%, 02/15/22	2,184	2,169,695
3.00%, 06/30/22 (Call 04/30/22)[b]	5,295	5,228,265
3.40%, 05/15/25 (Call 02/15/25)	3,629	3,555,337
3.60%, 02/17/23 (Call 12/17/22)	1,000	1,017,517
3.88%, 08/15/21	5,120	5,343,540
3.90%, 03/11/24 (Call 12/11/23)	4,400	4,552,013
4.13%, 02/17/26 (Call 11/17/25)	2,000	2,065,316
4.30%, 12/15/42 (Call 06/15/42)	350	298,437
4.35%, 06/15/45 (Call 12/15/44)[b]	8,050	6,876,152
4.45%, 05/15/21	7,570	8,094,618
4.50%, 05/15/35 (Call 11/15/34)	1,790	1,649,096
4.75%, 05/15/46 (Call 11/15/45)[b]	5,250	4,765,964
4.80%, 06/15/44 (Call 12/15/43)	2,975	2,705,541
5.35%, 09/01/40	4,940	4,821,645
5.50%, 02/01/18	500	532,918
5.55%, 08/15/41	6,260	6,251,581
5.65%, 02/15/47 (Call 08/15/46)	2,250	2,323,308
5.80%, 02/15/19	750	826,110
6.15%, 09/15/34	1,865	2,071,825
6.30%, 01/15/38	25	26,992
6.40%, 05/15/38[b]	1,510	1,640,093
6.45%, 06/15/34	3,090	3,421,852
6.50%, 09/01/37[b]	2,705	3,000,018
6.55%, 02/15/39	1,385	1,540,401
BellSouth Capital Funding Corp.
7.88%, 02/15/30[b]	1,650	1,958,430
BellSouth LLC
6.00%, 11/15/34[b]	2,500	2,567,983
6.55%, 06/15/34[b]	1,925	2,095,413
British Telecommunications PLC
2.35%, 02/14/19	2,725	2,748,889
5.95%, 01/15/18[b]	900	968,585
9.63%, 12/15/30	5,080	7,317,986
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	1,200	1,211,722

98	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Cisco Systems Inc.
1.10%, 03/03/17	$2,150	$2,153,403
1.60%, 02/28/19	1,475	1,481,353
1.65%, 06/15/18[b]	5,200	5,233,665
2.13%, 03/01/19[b]	925	942,106
2.20%, 02/28/21	840	849,494
2.45%, 06/15/20	2,650	2,711,792
2.60%, 02/28/23	1,300	1,316,639
2.95%, 02/28/26	390	396,389
3.00%, 06/15/22[b]	465	483,084
3.50%, 06/15/25[b]	4,515	4,797,934
3.63%, 03/04/24[b]	2,900	3,119,895
4.45%, 01/15/20[b]	5,525	6,054,701
4.95%, 02/15/19	1,850	2,030,315
5.50%, 01/15/40	2,350	2,799,752
5.90%, 02/15/39[b]	2,225	2,752,395
Corning Inc.
3.70%, 11/15/23 (Call 08/15/23)[b]	175	173,934
4.70%, 03/15/37	150	144,944
4.75%, 03/15/42[b]	2,490	2,379,023
5.75%, 08/15/40[b]	2,050	2,187,348
Deutsche Telekom International Finance BV
6.00%, 07/08/19	300	337,239
6.75%, 08/20/18	750	835,001
8.75%, 06/15/30[b]	6,618	9,262,944
9.25%, 06/01/32	100	148,195
Embarq Corp.
7.08%, 06/01/16	1,932	1,947,456
8.00%, 06/01/36	2,190	2,102,400
GTE Corp.
6.94%, 04/15/28	60	72,054
Harris Corp.
2.00%, 04/27/18	460	456,702
3.83%, 04/27/25 (Call 01/27/25)[b]	110	111,751
4.40%, 12/15/20	1,950	2,073,439
4.85%, 04/27/35 (Call 10/27/34)	660	669,233
5.05%, 04/27/45 (Call 10/27/44)[b]	285	292,158
6.15%, 12/15/40	15	17,132
Juniper Networks Inc.
3.13%, 02/26/19	1,000	1,001,204
4.35%, 06/15/25 (Call 03/15/25)[b]	500	484,677
4.50%, 03/15/24[b]	3,550	3,511,917

Security	Principal (000s)	Value
4.60%, 03/15/21	$1,900	$1,979,078
5.95%, 03/15/41	2,165	1,919,102
Koninklijke KPN NV
8.38%, 10/01/30[b]	205	267,440
Motorola Solutions Inc.
3.50%, 09/01/21[b]	250	238,091
3.50%, 03/01/23	1,475	1,271,215
3.75%, 05/15/22[b]	2,450	2,258,941
4.00%, 09/01/24	2,481	2,125,852
5.50%, 09/01/44	500	368,785
7.50%, 05/15/25	1,125	1,239,438
New Cingular Wireless Services Inc.
8.75%, 03/01/31[b]	1,025	1,448,754
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	424	422,894
Orange SA
2.75%, 09/14/16	3,050	3,074,022
2.75%, 02/06/19	7,600	7,758,699
4.13%, 09/14/21[b]	200	213,638
5.38%, 07/08/19	5,438	5,985,094
5.38%, 01/13/42[b]	1,455	1,553,474
5.50%, 02/06/44 (Call 08/06/43)[b]	140	153,048
9.00%, 03/01/31[b]	4,910	6,842,357
Pacific Bell Telephone Co.
7.13%, 03/15/26[b]	4,675	5,789,400
Qwest Corp.
6.75%, 12/01/21[b]	3,065	3,264,225
6.88%, 09/15/33 (Call 03/31/16)	2,278	2,095,760
7.13%, 11/15/43 (Call 03/31/16)	60	57,000
7.25%, 09/15/25	600	663,000
7.25%, 10/15/35 (Call 03/31/16)	25	24,281
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	245	248,630
4.10%, 10/01/23 (Call 07/01/23)[b]	200	213,285
4.50%, 03/15/43 (Call 09/15/42)	50	47,308
5.00%, 03/15/44 (Call 09/15/43)[b]	4,625	4,708,687
5.45%, 10/01/43 (Call 04/01/43)	1,830	1,991,647
6.80%, 08/15/18	1,920	2,132,824
7.50%, 08/15/38	315	409,834
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22[b]	475	490,842
Telefonica Emisiones SAU
3.19%, 04/27/18	5,150	5,219,732
5.13%, 04/27/20[b]	3,100	3,333,046

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.46%, 02/16/21[b]	$2,850	$3,124,607
6.22%, 07/03/17	150	158,131
7.05%, 06/20/36	5,189	6,161,810
Telefonica Europe BV
8.25%, 09/15/30	565	733,056
Verizon Communications Inc.
1.35%, 06/09/17[b]	230	229,446
2.45%, 11/01/22 (Call 08/01/22)	500	483,573
2.55%, 06/17/19[b]	22,725	23,221,761
3.00%, 11/01/21 (Call 09/01/21)[b]	3,300	3,349,087
3.45%, 03/15/21	450	467,153
3.50%, 11/01/21[b]	1,200	1,249,007
3.50%, 11/01/24 (Call 08/01/24)[b]	1,600	1,632,644
3.65%, 09/14/18	6,125	6,396,661
3.85%, 11/01/42 (Call 05/01/42)[b]	970	812,945
4.15%, 03/15/24 (Call 12/15/23)	1,500	1,596,387
4.27%, 01/15/36	200	183,207
4.40%, 11/01/34 (Call 05/01/34)	1,540	1,442,891
4.50%, 09/15/20	3,268	3,547,209
4.60%, 04/01/21[b]	3,400	3,713,807
4.86%, 08/21/46	1,615	1,565,633
5.01%, 08/21/54	5,727	5,290,579
5.05%, 03/15/34 (Call 12/15/33)[b]	4,325	4,350,473
5.15%, 09/15/23	4,305	4,866,006
5.50%, 02/15/18	1,000	1,069,546
5.85%, 09/15/35[b]	2,450	2,656,565
6.00%, 04/01/41[b]	1,950	2,170,140
6.10%, 04/15/18	1,500	1,631,657
6.25%, 04/01/37	290	331,955
6.35%, 04/01/19[b]	2,813	3,174,155
6.40%, 09/15/33	15,800	18,343,327
6.40%, 02/15/38	2,255	2,597,097
6.55%, 09/15/43[b]	26,420	32,010,455
6.90%, 04/15/38	2,195	2,665,556
7.35%, 04/01/39	625	785,677
7.75%, 12/01/30[b]	9,092	12,120,573
7.75%, 06/15/32[b]	25	30,814
8.95%, 03/01/39[b]	750	1,071,480
Verizon Florida LLC Series E
6.86%, 02/01/28[b]	6,475	6,059,317
Verizon Maryland LLC Series B
5.13%, 06/15/33[b]	2,500	2,547,408

Security	Principal (000s)	Value
Verizon New England Inc.
7.88%, 11/15/29[b]	$850	$1,038,626
Verizon New York Inc. Series B
7.38%, 04/01/32[b]	1,225	1,395,824
Vodafone Group PLC
1.25%, 09/26/17	800	795,780
1.50%, 02/19/18	325	321,314
2.50%, 09/26/22	2,900	2,741,376
2.95%, 02/19/23[b]	2,595	2,474,682
4.38%, 02/19/43[b]	4,835	4,010,093
4.63%, 07/15/18	5,400	5,700,748
5.63%, 02/27/17[b]	7,247	7,536,305
6.15%, 02/27/37[b]	105	108,011
6.25%, 11/30/32	25	25,231
7.88%, 02/15/30	100	118,166

		454,213,293
TEXTILES — 0.01%
Cintas Corp. No. 2
6.15%, 08/15/36[b]	77	93,175
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,800	1,840,282

		1,933,457
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	205	208,144
5.10%, 05/15/44 (Call 11/15/43)	2,829	2,702,742
6.35%, 03/15/40	30	33,336
Mattel Inc.
2.35%, 05/06/19[b]	1,150	1,144,307
2.50%, 11/01/16	150	151,218
3.15%, 03/15/23 (Call 12/15/22)[b]	2,025	1,978,470
4.35%, 10/01/20[b]	500	526,038
5.45%, 11/01/41 (Call 05/01/41)[b]	2,800	2,758,038
6.20%, 10/01/40[b]	7	7,498

		9,509,791
TRANSPORTATION — 0.46%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)[b]	300	304,224
3.00%, 04/01/25 (Call 01/01/25)	500	498,759
3.05%, 09/01/22 (Call 06/01/22)	2,425	2,495,938
3.40%, 09/01/24 (Call 06/01/24)[b]	8,050	8,307,040
3.60%, 09/01/20 (Call 06/01/20)[b]	500	527,200

100	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.75%, 04/01/24 (Call 01/01/24)[b]	$50	$52,883
3.85%, 09/01/23 (Call 06/01/23)[b]	800	855,267
4.10%, 06/01/21 (Call 03/01/21)	100	107,959
4.15%, 04/01/45 (Call 10/01/44)	770	748,453
4.38%, 09/01/42 (Call 03/01/42)	170	170,402
4.40%, 03/15/42 (Call 09/15/41)	610	613,753
4.45%, 03/15/43 (Call 09/15/42)	55	55,775
4.55%, 09/01/44 (Call 03/01/44)[b]	2,125	2,186,539
4.70%, 10/01/19	2,724	2,982,764
4.70%, 09/01/45 (Call 03/01/45)	1,025	1,082,100
4.90%, 04/01/44 (Call 10/01/43)[b]	3,395	3,659,007
4.95%, 09/15/41 (Call 03/15/41)	905	971,502
5.05%, 03/01/41 (Call 09/01/40)	170	184,865
5.15%, 09/01/43 (Call 03/01/43)	410	454,861
5.75%, 03/15/18	550	595,124
5.75%, 05/01/40 (Call 11/01/39)	245	288,913
6.15%, 05/01/37	3,548	4,325,096
7.95%, 08/15/30	1,100	1,570,242
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	3,350	3,304,411
2.75%, 03/01/26 (Call 12/01/25)	430	435,852
2.85%, 12/15/21 (Call 09/15/21)	950	974,473
2.95%, 11/21/24 (Call 08/21/24)[b]	2,210	2,280,160
3.50%, 11/15/42 (Call 05/15/42)	550	514,569
4.50%, 11/07/43 (Call 05/07/43)	15	16,394
5.55%, 03/01/19	2,450	2,702,605
6.20%, 06/01/36	475	618,302
6.25%, 08/01/34	25	32,205
6.38%, 11/15/37	60	79,807
6.90%, 07/15/28	350	481,378
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)[b]	2,375	2,268,155
3.70%, 02/01/26 (Call 11/01/25)[b]	250	252,002
4.80%, 09/15/35 (Call 03/15/35)	290	292,171
4.80%, 08/01/45 (Call 02/01/45)[b]	485	484,249
5.75%, 01/15/42	25	27,860
5.95%, 05/15/37	388	438,024
6.13%, 09/15/15 (Call 03/15/15)	20	20,726
7.13%, 10/15/31	2,250	2,857,216
7.25%, 05/15/19	1,000	1,140,009
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)[b]	3,030	3,024,806
3.40%, 08/01/24 (Call 05/01/24)[b]	950	962,115

Security	Principal (000s)	Value
3.70%, 10/30/20 (Call 07/30/20)	$450	$474,533
3.95%, 05/01/50 (Call 11/01/49)	1,100	937,190
4.10%, 03/15/44 (Call 09/15/43)[b]	480	441,706
4.25%, 06/01/21 (Call 03/01/21)	500	537,202
4.40%, 03/01/43 (Call 09/01/42)	25	23,934
4.50%, 08/01/54 (Call 02/01/54)	300	274,502
4.75%, 05/30/42 (Call 11/30/41)[b]	115	115,508
6.00%, 10/01/36[b]	5,947	6,848,136
6.15%, 05/01/37	55	64,555
6.22%, 04/30/40	135	159,858
FedEx Corp.
2.63%, 08/01/22	2,900	2,845,029
3.20%, 02/01/25	1,525	1,509,640
3.88%, 08/01/42	25	21,830
3.90%, 02/01/35	2,160	1,965,260
4.00%, 01/15/24	1,000	1,057,305
4.10%, 02/01/45	1,175	1,060,719
4.50%, 02/01/65	25	22,188
4.75%, 11/15/45 (Call 05/15/45)[b]	4,470	4,469,777
4.90%, 01/15/34	1,500	1,543,313
5.10%, 01/15/44	990	1,024,513
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	1,000	1,021,631
3.85%, 03/15/24 (Call 12/15/23)	1,750	1,822,846
Kansas City Southern
2.35%, 05/15/20 (Call 04/15/20)[c]	375	367,053
3.00%, 05/15/23 (Call 02/15/23)[b,c]	2,150	2,099,279
4.30%, 05/15/43 (Call 11/15/42)[c]	1,517	1,389,547
4.95%, 08/15/45 (Call 02/15/45)[c]	1,700	1,710,484
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	480	471,720
3.00%, 04/01/22 (Call 01/01/22)	3,700	3,705,698
3.25%, 12/01/21 (Call 09/01/21)	2,930	2,971,156
3.85%, 01/15/24 (Call 10/15/23)[b]	3,000	3,118,353
4.45%, 06/15/45 (Call 12/15/44)[b]	1,025	986,021
4.65%, 01/15/46 (Call 07/15/45)[b]	595	589,209
4.80%, 08/15/43 (Call 02/15/43)	125	126,328
4.84%, 10/01/41	4,532	4,603,536
5.75%, 04/01/18	200	215,390
6.00%, 03/15/05	25	26,821
6.00%, 05/23/11	25	26,823
7.05%, 05/01/37[b]	500	637,517
7.25%, 02/15/31	450	587,035

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
7.70%, 05/15/17	$16	$17,162
7.80%, 05/15/27	25	33,399
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	750	790,516
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	280	273,249
2.50%, 03/01/17 (Call 02/01/17)	1,650	1,660,595
2.50%, 03/01/18 (Call 02/01/18)	1,750	1,741,156
2.50%, 05/11/20 (Call 04/11/20)	405	394,082
2.55%, 06/01/19 (Call 05/01/19)	800	787,392
2.65%, 03/02/20 (Call 02/02/20)	240	234,449
2.88%, 09/01/20 (Call 08/01/20)	870	856,401
3.45%, 11/15/21 (Call 10/15/21)	355	358,208
3.50%, 06/01/17	700	709,482
3.60%, 03/01/16	1,000	1,000,000
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)[b]	950	957,648
2.75%, 03/01/26 (Call 12/01/25)	680	681,676
3.25%, 01/15/25 (Call 10/15/24)	150	155,825
3.25%, 08/15/25 (Call 05/15/25)[b]	2,791	2,901,251
3.38%, 02/01/35 (Call 08/01/34)	140	129,523
3.75%, 03/15/24 (Call 12/15/23)	2,150	2,304,337
3.88%, 02/01/55 (Call 08/01/54)	950	852,631
4.00%, 02/01/21 (Call 11/01/20)[b]	2,250	2,438,989
4.05%, 11/15/45 (Call 05/15/45)[b]	1,000	989,745
4.05%, 03/01/46 (Call 09/01/45)	680	677,690
4.15%, 01/15/45 (Call 07/15/44)	1,000	1,005,000
4.16%, 07/15/22 (Call 04/15/22)	1,350	1,481,445
4.25%, 04/15/43 (Call 10/15/42)	2,475	2,510,668
4.30%, 06/15/42 (Call 12/15/41)[b]	20	20,376
4.38%, 11/15/65 (Call 05/15/65)	1,015	959,185
4.75%, 09/15/41 (Call 03/15/41)[b]	1,020	1,104,766
4.75%, 12/15/43 (Call 06/15/43)	1,700	1,848,083
4.82%, 02/01/44 (Call 08/01/43)	203	223,064
4.85%, 06/15/44 (Call 12/15/43)[b]	45	49,691
6.63%, 02/01/29	200	267,933
United Parcel Service Inc.
2.45%, 10/01/22[b]	6,065	6,168,153
3.13%, 01/15/21[b]	825	872,943
3.63%, 10/01/42[b]	540	529,609
4.88%, 11/15/40 (Call 05/15/40)	52	59,896
5.13%, 04/01/19	1,720	1,906,480
5.50%, 01/15/18	1,300	1,405,906
6.20%, 01/15/38	2,546	3,352,970

Security	Principal (000s)	Value
United Parcel Service of America Inc.
8.38%, 04/01/30[d]	$50	$73,047

		152,903,921
TRUCKING & LEASING — 0.04%
GATX Corp.
1.25%, 03/04/17[b]	500	495,331
2.38%, 07/30/18	16	15,790
2.50%, 03/15/19	3,230	3,191,509
2.50%, 07/30/19	750	734,033
2.60%, 03/30/20 (Call 02/28/20)	152	146,438
3.25%, 03/30/25 (Call 12/30/24)[b]	1,250	1,175,416
3.50%, 07/15/16[b]	1,000	1,005,447
3.90%, 03/30/23[b]	2,150	2,171,006
4.50%, 03/30/45 (Call 09/30/44)	500	443,718
4.75%, 06/15/22	750	799,368
4.85%, 06/01/21[b]	700	735,625
5.20%, 03/15/44 (Call 09/15/43)	825	805,975

		11,719,656
WATER — 0.02%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	2,750	2,894,528
4.30%, 12/01/42 (Call 06/01/42)	2,290	2,427,973
4.30%, 09/01/45 (Call 03/01/45)[b]	1,000	1,063,745
6.59%, 10/15/37	40	54,703

		6,440,949

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,255,344,247)		8,209,072,041

FOREIGN GOVERNMENT OBLIGATIONS[f] — 3.16%

CANADA — 0.34%
Canada Government International Bond
1.13%, 03/19/18[b]	3,800	3,815,547
1.63%, 02/27/19[b]	4,000	4,063,879
Export Development Canada
0.75%, 12/15/17[b]	6,000	5,983,310
1.00%, 05/15/17	200	200,482
1.00%, 11/01/18	410	409,681
1.25%, 02/04/19	1,295	1,300,579
1.63%, 12/03/19[b]	500	505,934
1.75%, 07/21/20[b]	5,000	5,095,638

102	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Province of British Columbia Canada
1.20%, 04/25/17	$8,850	$8,882,409
2.65%, 09/22/21	2,100	2,201,909
Province of Manitoba Canada
1.13%, 06/01/18[b]	8,050	8,059,617
3.05%, 05/14/24[b]	950	1,010,628
Province of Nova Scotia Canada
9.25%, 03/01/20	500	633,803
Province of Ontario Canada
1.10%, 10/25/17	1,700	1,699,374
1.20%, 02/14/18[b]	2,600	2,596,383
1.65%, 09/27/19[b]	27,050	27,054,966
2.00%, 09/27/18	4,225	4,291,936
2.00%, 01/30/19	1,300	1,318,067
2.50%, 09/10/21	200	205,311
3.00%, 07/16/18	3,100	3,218,149
3.15%, 12/15/17[b]	2,050	2,121,497
3.20%, 05/16/24	100	106,847
4.00%, 10/07/19	700	756,419
4.40%, 04/14/20	620	685,203
Province of Quebec Canada
2.75%, 08/25/21[b]	300	312,339
2.88%, 10/16/24	11,500	12,023,825
4.63%, 05/14/18[b]	750	804,044
7.13%, 02/09/24	100	132,856
7.50%, 09/15/29	7,877	11,877,134

		111,367,766
CHILE — 0.03%
Chile Government International Bond
2.25%, 10/30/22	500	497,016
3.13%, 03/27/25[b]	500	520,624
3.25%, 09/14/21	3,250	3,448,375
3.63%, 10/30/42[b]	350	320,004
3.88%, 08/05/20	3,250	3,528,946

		8,314,965
COLOMBIA — 0.12%
Colombia Government International Bond
4.00%, 02/26/24 (Call 11/26/23)[b]	500	479,448
4.38%, 07/12/21[b]	11,948	12,071,535
4.50%, 01/28/26 (Call 10/28/25)[b]	200	193,295
5.63%, 02/26/44 (Call 08/26/43)	5,322	4,833,004
6.13%, 01/18/41[b]	3,216	3,087,177

Security	Principal (000s)	Value
7.38%, 03/18/19	$5,050	$5,643,008
7.38%, 09/18/37[b]	5,550	6,040,770
8.13%, 05/21/24[b]	750	906,271
10.38%, 01/28/33	4,550	6,126,075

		39,380,583
GERMANY — 0.07%
FMS Wertmanagement AoeR
1.13%, 09/05/17	10,000	10,030,958
1.25%, 07/30/18	14,200	14,264,099

		24,295,057
ISRAEL — 0.02%
Israel Government International Bond
4.50%, 01/30/43	2,600	2,798,380
5.13%, 03/26/19	3,675	4,056,465

		6,854,845
ITALY — 0.08%
Italy Government International Bond
5.25%, 09/20/16	8,542	8,722,125
5.38%, 06/12/17	2,400	2,514,066
5.38%, 06/15/33[b]	1,100	1,300,141
6.88%, 09/27/23[b]	12,250	15,517,779

		28,054,111
JAPAN — 0.10%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	200	199,652
1.75%, 07/31/18	14,900	15,017,864
1.75%, 11/13/18	3,700	3,726,796
2.13%, 02/10/25	200	197,035
2.75%, 01/21/26	1,700	1,755,917
3.00%, 05/29/24	5,000	5,302,009
3.38%, 07/31/23	600	652,018
Japan Finance Corp.
2.13%, 02/07/19[b]	5,000	5,086,341
Japan Finance Organization for Municipalities
4.00%, 01/13/21[b]	1,100	1,206,782

		33,144,414
MEXICO — 0.21%
Mexico Government International Bond
3.50%, 01/21/21[b]	200	206,194
3.60%, 01/30/25	500	496,925

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.63%, 03/15/22[b]	$12,570	$12,877,082
4.00%, 10/02/23[b]	4,918	5,063,516
4.60%, 01/23/46[b]	6,450	5,957,928
4.75%, 03/08/44[b]	12,234	11,530,026
5.13%, 01/15/20[b]	3,334	3,659,255
5.55%, 01/21/45[b]	5,950	6,241,160
5.63%, 01/15/17[b]	3,802	3,931,268
5.75%, 10/12/49	850	820,142
5.95%, 03/19/19	1,500	1,669,151
6.05%, 01/11/40	3,000	3,350,623
6.75%, 09/27/34[b]	8,693	10,761,009
7.50%, 04/08/33	1,700	2,262,369

		68,826,648
PANAMA — 0.05%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)[b]	1,000	1,007,387
4.00%, 09/22/24 (Call 06/22/24)[b]	4,800	4,929,508
5.20%, 01/30/20	1,610	1,766,857
6.70%, 01/26/36[b]	6,550	8,127,050
7.13%, 01/29/26[b]	100	127,611

		15,958,413
PERU — 0.06%
Peruvian Government International Bond
4.13%, 08/25/27[b]	95	97,217
5.63%, 11/18/50[b]	3,369	3,620,682
6.55%, 03/14/37[b]	5,253	6,283,072
7.13%, 03/30/19	4,930	5,649,708
7.35%, 07/21/25[b]	700	895,213
8.75%, 11/21/33[b]	3,025	4,357,022

		20,902,914
PHILIPPINES — 0.15%
Philippine Government International Bond
3.95%, 01/20/40	5,800	6,206,000
4.00%, 01/15/21[b]	5,940	6,504,300
4.20%, 01/21/24	17,550	19,656,000
6.38%, 01/15/32[b]	1,650	2,204,813
6.38%, 10/23/34[b]	4,125	5,682,187
6.50%, 01/20/20[b]	1,000	1,175,000
7.75%, 01/14/31	2,500	3,703,125
8.38%, 06/17/19[b]	3,400	4,126,750

Security	Principal (000s)	Value
9.50%, 02/02/30[b]	$850	$1,401,438

		50,659,613
POLAND — 0.06%
Poland Government International Bond
3.00%, 03/17/23[b]	700	704,375
4.00%, 01/22/24[b]	5,368	5,743,761
5.00%, 03/23/22	5,525	6,213,802
6.38%, 07/15/19	5,245	5,982,027

		18,643,965
SOUTH AFRICA — 0.05%
South Africa Government International Bond
4.67%, 01/17/24	2,850	2,773,848
5.38%, 07/24/44[b]	3,200	2,960,000
5.50%, 03/09/20[b]	6,000	6,264,840
5.88%, 09/16/25[b]	2,250	2,352,262
6.25%, 03/08/41	3,250	3,342,235

		17,693,185
SOUTH KOREA — 0.09%
Export-Import Bank of Korea
1.75%, 02/27/18	5,000	4,994,991
2.88%, 09/17/18	4,200	4,307,399
3.25%, 11/10/25[b]	5,000	5,236,806
3.25%, 08/12/26	5,900	6,143,742
5.00%, 04/11/22	250	286,564
5.13%, 06/29/20	250	281,330
Korea International Bond
3.88%, 09/11/23[b]	200	224,580
4.13%, 06/10/44[b]	2,936	3,581,766
7.13%, 04/16/19	3,000	3,485,081

		28,542,259
SUPRANATIONAL — 1.43%
African Development Bank
0.75%, 11/03/17	1,143	1,139,556
0.88%, 03/15/18	2,000	1,994,880
1.13%, 03/04/19	2,093	2,089,643
1.63%, 10/02/18	2,400	2,435,124
2.38%, 09/23/21	3,117	3,248,530
Asian Development Bank
1.13%, 03/15/17	400	401,325
1.38%, 01/15/19	3,200	3,219,370
1.38%, 03/23/20	4,500	4,504,492
1.50%, 09/28/18	6,000	6,072,908

104	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
1.50%, 01/22/20	$100	$100,719
1.63%, 08/26/20	15,200	15,364,858
1.75%, 03/21/19	2,150	2,187,604
1.88%, 02/18/22[b]	11,850	11,987,793
2.00%, 01/22/25[b]	5,250	5,277,913
6.22%, 08/15/27	2,775	3,834,120
Corp. Andina de Fomento
1.50%, 08/08/17	910	911,378
4.38%, 06/15/22	4,350	4,769,900
Council of Europe Development Bank
1.00%, 03/07/18	3,400	3,398,144
1.13%, 05/31/18	6,950	6,953,430
1.50%, 06/19/17	900	907,192
1.75%, 11/14/19	200	203,240
European Bank for Reconstruction & Development
0.75%, 09/01/17	7,500	7,486,391
1.00%, 06/15/18	7,000	6,995,641
1.50%, 03/16/20	100	100,491
1.63%, 11/15/18[b]	1,900	1,928,766
1.75%, 11/26/19[b]	5,700	5,787,942
1.88%, 02/23/22[b]	2,150	2,181,140
European Investment Bank
0.88%, 04/18/17[b]	21,600	21,609,007
1.00%, 12/15/17	26,700	26,696,377
1.00%, 03/15/18[b]	7,600	7,591,992
1.00%, 06/15/18	9,075	9,052,020
1.13%, 09/15/17[b]	150	150,461
1.25%, 05/15/18	600	601,851
1.25%, 05/15/19	1,200	1,199,457
1.38%, 06/15/20	150	149,505
1.63%, 12/18/18	6,500	6,583,729
1.63%, 03/16/20	6,350	6,402,231
1.75%, 06/17/19	1,400	1,421,363
1.88%, 03/15/19	5,400	5,505,886
1.88%, 02/10/25	16,450	16,296,429
2.13%, 07/15/16	5,000	5,026,150
2.13%, 10/15/21	1,300	1,331,256
2.25%, 08/15/22	4,820	4,961,962
2.50%, 04/15/21	2,650	2,768,754
2.50%, 10/15/24[b]	4,450	4,656,017
2.88%, 09/15/20	2,700	2,864,604
3.25%, 01/29/24	4,900	5,381,574
4.00%, 02/16/21[b]	21,245	23,706,856

Security	Principal (000s)	Value
4.88%, 02/15/36	$3,380	$4,439,849
5.13%, 05/30/17	12,900	13,574,994
Inter-American Development Bank
0.88%, 03/15/18[b]	9,450	9,425,808
1.00%, 07/14/17	2,200	2,202,897
1.13%, 08/28/18	750	752,212
1.38%, 07/15/20	2,400	2,397,502
1.75%, 08/24/18[b]	100	101,805
1.75%, 10/15/19[b]	900	913,953
1.75%, 04/14/22	11,925	11,966,630
1.88%, 06/16/20	6,250	6,361,368
1.88%, 03/15/21	1,600	1,626,290
2.13%, 11/09/20[b]	6,150	6,328,917
3.00%, 10/04/23[b]	550	597,014
3.00%, 02/21/24[b]	7,725	8,383,313
3.88%, 10/28/41	3,050	3,557,628
4.25%, 09/10/18	600	647,543
4.38%, 01/24/44[b]	2,800	3,538,891
Series E
3.88%, 09/17/19[b]	5,300	5,771,556
International Bank for Reconstruction & Development
0.88%, 04/17/17	16,650	16,660,828
1.00%, 09/15/16	6,250	6,270,675
1.00%, 06/15/18	1,400	1,398,028
1.00%, 10/05/18[b]	20,000	19,969,620
1.25%, 07/26/19	3,800	3,803,827
1.38%, 04/10/18	700	704,987
1.63%, 02/10/22	250	249,674
1.88%, 03/15/19	6,025	6,153,284
1.88%, 10/07/19	200	204,170
1.88%, 10/07/22[b]	5,200	5,254,947
2.13%, 11/01/20[b]	150	154,556
2.13%, 02/13/23[b]	4,000	4,108,294
2.13%, 03/03/25	5,000	5,082,487
2.25%, 06/24/21[b]	600	620,865
2.50%, 11/25/24	10,750	11,249,125
2.50%, 07/29/25	12,000	12,554,561
4.75%, 02/15/35	2,040	2,630,354
5.00%, 04/01/16[b]	2,420	2,428,940
7.63%, 01/19/23[b]	1,200	1,658,707
International Finance Corp.
0.88%, 06/15/18	1,800	1,792,806
1.00%, 04/24/17	2,000	2,004,477

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
1.63%, 07/16/20	$200	$202,712
1.75%, 09/04/18[b]	8,500	8,662,575
1.75%, 09/16/19[b]	5,000	5,091,509
2.13%, 11/17/17	6,500	6,631,930
Nordic Investment Bank
1.00%, 03/07/17	400	400,834
1.13%, 02/25/19	2,027	2,027,320

		470,000,233
SWEDEN — 0.02%
Svensk Exportkredit AB
1.13%, 04/05/18[b]	6,000	5,993,508

		5,993,508
TURKEY — 0.22%
Turkey Government International Bond
3.25%, 03/23/23	10,000	9,187,500
4.25%, 04/14/26[b]	2,500	2,362,500
4.88%, 04/16/43	15,650	13,763,705
5.75%, 03/22/24[b]	11,400	12,084,228
6.00%, 01/14/41	3,050	3,114,294
6.25%, 09/26/22	10,000	10,908,101
6.75%, 04/03/18	8,400	9,002,616
6.75%, 05/30/40	211	235,331
6.88%, 03/17/36[b]	500	562,020
7.25%, 03/05/38[b]	2,000	2,348,860
7.38%, 02/05/25[b]	6,370	7,475,322
8.00%, 02/14/34[b]	200	250,872
11.88%, 01/15/30	500	826,730

		72,122,079
URUGUAY — 0.06%
Uruguay Government International Bond
4.13%, 11/20/45	2,400	1,964,400
4.38%, 10/27/27	100	100,250
4.50%, 08/14/24[b]	11,867	12,442,548
5.10%, 06/18/50[b]	4,600	4,140,000
7.63%, 03/21/36[b]	1,148	1,430,982
8.00%, 11/18/22	400	496,000

		20,574,180

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,034,615,606)		1,041,328,738

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 0.78%

ARIZONA — 0.01%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	$1,910	$2,321,299

		2,321,299
CALIFORNIA — 0.28%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	1,050	1,466,903
6.91%, 10/01/50	1,300	1,867,645
Series S1
6.79%, 04/01/30	1,000	1,286,590
7.04%, 04/01/50[b]	3,100	4,502,998
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	125	166,843
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.00%, 11/01/40	2,500	3,145,775
County of Sonoma CA RB Series A
6.00%, 12/01/29 (GTD)	2,000	2,459,820
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	4,440	5,814,713
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	2,550	3,712,060
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	815	1,042,727
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	1,050	1,543,259

106	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	$2,025	$2,852,536
6.60%, 07/01/50	325	464,350
Series A
5.72%, 07/01/39	2,100	2,683,044
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34[b]	2,545	3,174,480
5.76%, 07/01/29	2,170	2,671,400
6.76%, 07/01/34	1,250	1,715,200
Orange County Local Transportation Authority RB BAB Series A
6.91%, 02/15/41	650	910,195
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	695	944,588
Series F
6.58%, 05/15/49	2,000	2,681,480
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	850	1,144,066
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	925	1,165,796
State of California GO
5.95%, 04/01/16	7,127	7,159,642
State of California GO BAB
5.70%, 11/01/21	500	590,785
6.65%, 03/01/22	500	613,305
7.30%, 10/01/39	7,100	10,107,773
7.50%, 04/01/34	3,525	5,058,058
7.55%, 04/01/39	6,850	10,167,592
7.60%, 11/01/40	2,875	4,338,864
7.70%, 11/01/30 (Call 11/01/20)	500	623,060
7.95%, 03/01/36 (Call 03/01/20)	500	602,955
University of California RB
Series AD
4.86%, 05/15/12	2,700	2,769,957

Security	Principal (000s)	Value
Series AN
4.77%, 05/15/44 (Call 05/15/24)	$680	$711,953
Series AQ
4.77%, 05/15/15	835	855,917
University of California RB BAB
5.77%, 05/15/43	1,020	1,303,183
5.95%, 05/15/45	1,000	1,270,540

		93,590,052
COLORADO — 0.00%
Denver City & County School District No. 1 COP Series B
4.24%, 12/15/37	600	631,026
Regional Transportation District RB BAB Series B
5.84%, 11/01/50	500	677,430

		1,308,456
CONNECTICUT — 0.01%
State of Connecticut GO Series A
5.85%, 03/15/32	1,640	2,033,501
State of Connecticut GO BAB
5.09%, 10/01/30	1,515	1,754,537

		3,788,038
DISTRICT OF COLUMBIA — 0.01%
District of Columbia RB BAB Series E
5.59%, 12/01/34	700	888,405
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	600	637,986

		1,526,391
FLORIDA — 0.01%
Florida Hurricane Catastrophe Fund Finance Corp. RB
Series A
2.11%, 07/01/18	1,500	1,509,645
3.00%, 07/01/20	1,260	1,298,468

		2,808,113

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
GEORGIA — 0.02%
Cobb-Marietta Coliseum & Exhibit Hall Authority RB
4.50%, 01/01/47 (Call 01/01/26)	$1,500	$1,562,760
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010A
6.64%, 04/01/57	1,800	2,185,812
Project M, Series 2010A
6.66%, 04/01/57	800	955,024
Project P, Series 2010A
7.06%, 04/01/57	300	352,884
State of Georgia GO BAB Series H
4.50%, 11/01/25	300	343,572

		5,400,052
ILLINOIS — 0.08%
Chicago O’Hare International Airport RB BAB Series B
6.40%, 01/01/40	500	661,715
Chicago Transit Authority RB Series A
6.90%, 12/01/40	2,400	2,840,304
City of Chicago IL GO
Series B
6.31%, 01/01/44[b]	50	45,245
Series C
7.78%, 01/01/35	400	433,888
City of Chicago IL Waterworks Revenue RB BAB Series B
6.74%, 11/01/40	300	351,663
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	1,050	1,361,966
State of Illinois GO
5.10%, 06/01/33	16,033	14,906,040
5.37%, 03/01/17	2,500	2,586,550
5.88%, 03/01/19	2,755	2,977,907

		26,165,278

Security	Principal (000s)	Value
INDIANA — 0.00%
Indianapolis Local Public Improvement Bond Bank RB BAB Series B-2
6.12%, 01/15/40	$1,000	$1,319,610

		1,319,610
KANSAS — 0.00%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	500	566,690

		566,690
MARYLAND — 0.01%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	1,500	1,928,655

		1,928,655
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	200	241,512
Series E
4.20%, 12/01/21	420	463,751
5.46%, 12/01/39	1,150	1,467,596
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	1,400	1,802,164
University of Massachusetts Building Authority RB BAB
5.45%, 11/01/40	225	276,770

		4,251,793
MISSISSIPPI — 0.00%
State of Mississippi GO BAB
5.25%, 11/01/34	1,000	1,195,000

		1,195,000
MISSOURI — 0.01%
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33	1,050	1,291,857

108	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
University of Missouri RB BAB
5.79%, 11/01/41	$350	$474,338

		1,766,195
NEW JERSEY — 0.05%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	1,550	1,856,977
Series B
0.00%, 02/15/19 (AGM)	500	458,750
0.00%, 02/15/21 (AGM)	1,145	970,742
0.00%, 02/15/22 (AGM)	1,000	794,690
0.00%, 02/15/23 (AGM)	1,400	1,049,496
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	100	142,394
Series F
7.41%, 01/01/40	4,044	5,955,680
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	1,500	1,657,980
Series C
5.75%, 12/15/28	1,710	1,787,070
6.10%, 12/15/28 (Call 12/15/20)	1,200	1,246,008
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	900	1,106,586

		17,026,373
NEW YORK — 0.13%
City of New York NY GO BAB
5.85%, 06/01/40	505	656,763
5.97%, 03/01/36	2,125	2,751,216
5.99%, 12/01/36	1,735	2,218,701
6.27%, 12/01/37	170	229,656
Series C-1
5.52%, 10/01/37	1,000	1,245,400
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40	100	132,032
6.67%, 11/15/39	50	67,427
7.34%, 11/15/39	1,790	2,718,545

Security	Principal (000s)	Value
Series C-1
6.69%, 11/15/40	$2,000	$2,750,240
Series E
6.81%, 11/15/40	600	836,466
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	1,000	1,243,580
5.57%, 11/01/38	100	124,746
Series C-2
5.77%, 08/01/36	2,000	2,485,080
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	3,205	4,196,018
5.88%, 06/15/44	2,090	2,795,563
6.01%, 06/15/42	835	1,128,962
New York State Dormitory Authority RB BAB
Series D
5.60%, 03/15/40	1,500	1,890,585
Series H
5.43%, 03/15/39	1,000	1,221,320
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	1,260	1,584,866
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	2,000	2,025,480
4.93%, 10/01/51	1,000	1,117,150
5.65%, 11/01/40	2,205	2,737,000
5.65%, 11/01/40	1,600	1,986,032
Series 181
4.96%, 08/01/46	2,000	2,319,260
Series 182
5.31%, 08/01/46 (Call 08/01/24)	1,000	1,076,230

		41,538,318
NORTH CAROLINA — 0.00%
University of North Carolina at Chapel Hill RB
3.85%, 12/01/34	500	548,185

		548,185

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
OHIO — 0.03%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	$1,300	$1,600,222
8.08%, 02/15/50	1,525	2,323,200
Series E
6.27%, 02/15/50	1,210	1,447,196
Northeast Ohio Regional Sewer District RB BAB
6.04%, 11/15/40 (Call 11/15/20)	900	1,034,163
Ohio State University (The) RB BAB
4.91%, 06/01/40	1,075	1,267,490
Ohio University RB
5.59%, 12/01/14	1,000	1,089,450

		8,761,721
OREGON — 0.02%
Oregon School Boards Association GOL
5.53%, 06/30/28 (AGM)	1,000	1,204,390
Series B
5.68%, 06/30/28 (NPFGC)	1,000	1,239,990
State of Oregon Department of Transportation RB BAB Series 2010A
5.83%, 11/15/34	595	784,597
State of Oregon GO
5.89%, 06/01/27	3,020	3,784,996

		7,013,973
PENNSYLVANIA — 0.01%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	2,500	2,818,250
Pennsylvania Turnpike Commission RB BAB Series B
5.51%, 12/01/45	1,000	1,231,260

		4,049,510
SOUTH CAROLINA — 0.00%
South Carolina State Public Service Authority RB Series C
5.78%, 12/01/41	810	961,438

Security	Principal (000s)	Value
South Carolina State Public Service Authority RB BAB Series C
6.45%, 01/01/50	$250	$337,115

		1,298,553
TEXAS — 0.08%
City of Houston TX Combined Utility System Revenue RB Series B
3.83%, 05/15/28	575	627,026
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	1,800	2,325,474
Series C
5.99%, 02/01/39	1,000	1,320,190
Dallas Area Rapid Transit RB BAB
4.92%, 12/01/41	1,285	1,558,384
5.02%, 12/01/48	950	1,201,560
6.00%, 12/01/44	400	554,548
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	700	937,244
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	1,250	1,549,150
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)	400	476,880
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	1,590	2,273,048
State of Texas GO BAB
5.52%, 04/01/39	500	655,625
Series A
4.63%, 04/01/33	1,230	1,399,445
4.68%, 04/01/40	2,000	2,341,460
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	5,015	6,128,831
University of Texas System (The) RB BAB
Series C
4.79%, 08/15/46	1,500	1,809,915

110	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Series D
5.13%, 08/15/42	$200	$248,542

		25,407,322
UTAH — 0.00%
State of Utah GO BAB Series B
3.54%, 07/01/25	500	547,780
Utah Transit Authority RB BAB Series B
5.94%, 06/15/39	100	132,385

		680,165
WASHINGTON — 0.01%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	1,200	1,552,020
State of Washington GO BAB
5.14%, 08/01/40	1,000	1,245,940

		2,797,960

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $233,359,115)		257,057,702

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 69.27%

MORTGAGE-BACKED SECURITIES — 28.28%
Federal Home Loan Mortgage Corp.
2.48%, 12/01/38[a]	6,523	6,926,317
2.50%, 02/01/28	6,910	7,114,135
2.50%, 01/01/30	59,981	61,569,458
2.50%, 03/01/31[g]	101,463	104,063,463
2.50%, 03/01/46[g]	6,450	6,397,594
2.55%, 01/01/42[a]	1,141	1,201,152
2.65%, 11/01/40[a]	2,491	2,611,730
2.78%, 11/01/40[a]	2,625	2,758,398
2.89%, 09/01/41[a]	2,027	2,147,435
2.96%, 08/01/41[a]	1,866	1,961,226
2.96%, 05/01/42[a]	2,136	2,210,420
3.00%, 04/01/27	1,519	1,593,015
3.00%, 05/01/27	11,120	11,653,469
3.00%, 06/01/27	9,919	10,393,104
3.00%, 07/01/27	404	423,503
3.00%, 08/01/27	1,132	1,186,677
3.00%, 09/01/27	4,966	5,195,848
3.00%, 11/01/27	1,698	1,779,004
3.00%, 12/01/27	1,232	1,292,119

Security	Principal (000s)	Value
3.00%, 01/01/28	$644	$674,458
3.00%, 05/01/29	22,298	23,307,908
3.00%, 05/01/30	22,579	23,583,972
3.00%, 07/01/30	18,952	19,845,462
3.00%, 12/01/30	54,780	57,217,191
3.00%, 03/01/31[g]	59,574	62,180,502
3.00%, 05/01/33	6,566	6,836,067
3.00%, 02/01/43	41,898	42,982,640
3.00%, 04/01/43	35,739	36,635,364
3.00%, 11/01/45	17,232	17,647,945
3.00%, 12/01/45	12,575	12,878,675
3.00%, 03/01/46[g]	222,827	227,944,589
3.25%, 11/01/40[a]	4,280	4,478,645
3.45%, 11/01/41[a]	7,418	7,865,513
3.50%, 11/01/25	8,771	9,274,108
3.50%, 03/01/26	6,866	7,259,894
3.50%, 06/01/26	1,868	1,975,121
3.50%, 03/01/31[g]	71,694	75,592,361
3.50%, 03/01/32	3,561	3,760,497
3.50%, 10/01/42	2,782	2,913,391
3.50%, 11/01/42	2,436	2,551,057
3.50%, 04/01/43	14,445	15,127,137
3.50%, 06/01/43	3,233	3,405,637
3.50%, 08/01/43	21,332	22,334,901
3.50%, 10/01/43	4,745	5,000,433
3.50%, 01/01/44	49,414	51,803,904
3.50%, 02/01/44	29,731	31,332,257
3.50%, 09/01/44	17,564	18,454,854
3.50%, 01/01/45	74,914	78,413,559
3.50%, 03/01/45	18,476	19,338,755
3.50%, 10/01/45	32,420	33,933,937
3.50%, 11/01/45	120,694	126,331,888
3.50%, 12/01/45	81,066	84,851,733
3.50%, 01/01/46	110,490	115,650,983
3.50%, 02/01/46	26,820	28,073,013
3.50%, 03/01/46[g]	115,525	120,777,777
4.00%, 05/01/25	1,044	1,110,404
4.00%, 10/01/25	5,803	6,107,809
4.00%, 02/01/26	3,478	3,691,795
4.00%, 05/01/26	4,816	5,121,522
4.00%, 03/01/31[g]	7,053	7,329,610
4.00%, 09/01/41	11,737	12,652,159
4.00%, 02/01/42	9,002	9,682,421
4.00%, 03/01/42	2,309	2,466,823

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.00%, 06/01/42	$17,369	$18,562,288
4.00%, 07/01/44	6,304	6,807,570
4.00%, 06/01/45	28,990	30,976,621
4.00%, 08/01/45	119,087	127,191,361
4.00%, 09/01/45	31,258	33,363,530
4.00%, 10/01/45	23,173	24,733,913
4.00%, 11/01/45	87,712	93,619,344
4.00%, 12/01/45	26,751	28,552,965
4.00%, 01/01/46	12,444	13,282,393
4.00%, 03/01/46[g]	52,828	56,278,329
4.50%, 04/01/22	3,234	3,368,282
4.50%, 05/01/23	1,646	1,714,722
4.50%, 07/01/24	1,605	1,725,480
4.50%, 08/01/24	367	394,808
4.50%, 09/01/24	952	1,020,249
4.50%, 10/01/24	904	970,306
4.50%, 08/01/30	7,106	7,763,747
4.50%, 03/01/31[g]	500	516,406
4.50%, 03/01/39	4,671	5,145,982
4.50%, 05/01/39	5,942	6,553,140
4.50%, 10/01/39	4,417	4,799,373
4.50%, 01/01/40	1,179	1,280,579
4.50%, 02/01/41	3,006	3,271,574
4.50%, 05/01/41	13,174	14,633,712
4.50%, 03/01/46[g]	171,800	186,241,938
5.00%, 12/01/24	4,715	4,990,076
5.00%, 08/01/25	4,146	4,555,667
5.00%, 06/01/33	1,746	1,946,027
5.00%, 12/01/33	4,897	5,478,652
5.00%, 07/01/35	6,374	7,081,817
5.00%, 01/01/36	3,332	3,692,394
5.00%, 01/01/37	387	429,585
5.00%, 02/01/37	354	392,206
5.00%, 02/01/38	1,822	2,021,259
5.00%, 03/01/38	12,796	14,086,370
5.00%, 12/01/38	1,681	1,851,190
5.00%, 08/01/40	2,529	2,795,075
5.00%, 09/01/40	10,083	11,150,243
5.00%, 08/01/41	2,931	3,245,177
5.00%, 03/01/46[g]	21,750	23,853,633
5.50%, 02/01/34	6,102	6,793,444
5.50%, 05/01/35	4,453	5,028,404
5.50%, 06/01/35	2,587	2,921,245

Security	Principal (000s)	Value
5.50%, 05/01/36	$3,534	$3,967,104
5.50%, 07/01/36	6,113	6,855,376
5.50%, 03/01/38	4,343	4,874,011
5.50%, 04/01/38	1,222	1,374,260
5.50%, 01/01/39	2,513	2,838,044
5.50%, 11/01/39	2,999	3,387,677
6.00%, 10/01/36	2,725	3,135,706
6.00%, 02/01/37	2,980	3,401,470
6.00%, 11/01/37	8,162	9,279,212
6.00%, 09/01/38	148	168,485
Federal National Mortgage Association
2.43%, 02/01/42[a]	2,014	2,121,416
2.50%, 05/01/27	7,770	8,017,168
2.50%, 10/01/27	8,102	8,358,790
2.50%, 02/01/30	1,815	1,862,267
2.50%, 03/01/30	24,230	24,867,283
2.50%, 06/01/30	3,222	3,307,054
2.50%, 07/01/30	6,272	6,436,639
2.50%, 08/01/30	17,955	18,427,799
2.50%, 09/01/30	7,153	7,341,297
2.50%, 12/01/30	12,411	12,737,738
2.50%, 01/01/31	7,187	7,376,594
2.50%, 03/01/31[g]	248,711	255,045,490
2.50%, 03/01/46[g]	9,025	8,979,875
2.82%, 08/01/41[a]	2,742	2,892,434
2.93%, 10/01/41[a]	2,961	3,128,495
3.00%, 01/01/27	14,156	14,800,925
3.00%, 10/01/27	13,167	13,766,962
3.00%, 11/01/27	10,062	10,540,307
3.00%, 07/01/30	13,284	13,894,769
3.00%, 08/01/30	68,030	70,991,694
3.00%, 09/01/30	92,237	96,253,141
3.00%, 10/01/30	37,559	39,194,397
3.00%, 11/01/30	10,262	10,708,992
3.00%, 01/01/31	9,387	9,796,796
3.00%, 02/01/31	10,847	11,321,624
3.00%, 03/01/31[g]	7,241	7,551,005
3.00%, 05/01/33	1,780	1,860,034
3.00%, 08/01/42	70	71,556
3.00%, 09/01/42	259	266,358
3.00%, 10/01/42	11,011	11,312,689
3.00%, 11/01/42	37	37,759
3.00%, 12/01/42	53,207	54,672,758

112	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
3.00%, 01/01/43	$26,467	$27,210,831
3.00%, 02/01/43	746	766,659
3.00%, 03/01/43	16,426	16,879,548
3.00%, 04/01/43	35,023	35,979,638
3.00%, 05/01/43	18,821	19,343,329
3.00%, 06/01/43	28,214	28,979,663
3.00%, 07/01/43	211,440	217,166,310
3.00%, 08/01/43	28,889	29,673,149
3.00%, 09/01/43	28,820	29,599,215
3.00%, 10/01/43	239	245,817
3.00%, 11/01/43	6,351	6,523,610
3.00%, 12/01/45	14,871	15,263,971
3.00%, 03/01/46[g]	172,854	177,229,367
3.50%, 07/01/30	37,023	39,416,000
3.50%, 11/01/30	3,908	4,144,803
3.50%, 03/01/31[g]	130,024	137,378,483
3.50%, 01/01/32	4,995	5,284,887
3.50%, 02/01/32	5,642	5,969,887
3.50%, 02/01/42	42,122	44,238,055
3.50%, 05/01/42	3,515	3,711,097
3.50%, 11/01/42	14,019	14,723,209
3.50%, 12/01/42	17,160	18,034,277
3.50%, 05/01/43	29,187	30,650,010
3.50%, 06/01/43	13,611	14,291,350
3.50%, 10/01/43	18,334	19,255,974
3.50%, 02/01/45	42,904	45,003,037
3.50%, 03/01/45	48,633	51,354,620
3.50%, 05/01/45	101,642	107,015,323
3.50%, 08/01/45	77,369	81,121,769
3.50%, 09/01/45	49,684	52,096,270
3.50%, 10/01/45	81,795	85,764,574
3.50%, 11/01/45	22,070	23,142,246
3.50%, 12/01/45	94,829	99,439,803
3.50%, 01/01/46	48,338	50,688,227
3.50%, 03/01/46	105,375	110,501,828
3.50%, 03/01/46[g]	76,815	80,475,715
4.00%, 10/01/25	12,598	13,295,785
4.00%, 11/01/25	987	1,052,819
4.00%, 03/01/26	2,435	2,599,692
4.00%, 06/01/26	3,591	3,840,475
4.00%, 09/01/26	1,532	1,638,434
4.00%, 12/01/30	5,682	6,117,206
4.00%, 01/01/31	1,983	2,135,180

Security	Principal (000s)	Value
4.00%, 02/01/31	$1,704	$1,834,262
4.00%, 03/01/31[g]	59,347	61,720,880
4.00%, 10/01/31	6,561	7,065,323
4.00%, 02/01/32	8,402	9,049,499
4.00%, 11/01/41	8,414	9,054,641
4.00%, 03/01/42	11,460	12,333,306
4.00%, 06/01/42	6,556	7,055,668
4.00%, 12/01/44	44,904	48,534,683
4.00%, 02/01/45	71,215	77,392,551
4.00%, 05/01/45	43,227	46,961,568
4.00%, 06/01/45	6,479	6,973,262
4.00%, 07/01/45	73,408	78,698,215
4.00%, 08/01/45	82,869	88,738,393
4.00%, 09/01/45	125,408	134,096,299
4.00%, 10/01/45	47,728	51,071,631
4.00%, 11/01/45	39,238	41,938,822
4.00%, 12/01/45	53,719	57,532,717
4.00%, 01/01/46	11,517	12,317,521
4.00%, 02/01/46	2,626	2,806,335
4.00%, 03/01/46[g]	83,485	89,068,100
4.50%, 09/01/18	1,662	1,720,382
4.50%, 10/01/24	2,124	2,287,665
4.50%, 02/01/25	857	925,385
4.50%, 04/01/25	1,124	1,216,340
4.50%, 06/01/25	5,410	5,834,413
4.50%, 03/01/31[g]	24,250	25,038,125
4.50%, 08/01/31	5,796	6,347,909
4.50%, 09/01/40	15,824	17,235,020
4.50%, 12/01/40	7,774	8,467,701
4.50%, 01/01/41	20,089	21,875,695
4.50%, 05/01/41	11,131	12,163,294
4.50%, 06/01/41	62,115	67,940,858
4.50%, 08/01/41	17,860	19,449,367
4.50%, 09/01/41	7,639	8,362,194
4.50%, 08/01/43	10,239	11,148,937
4.50%, 03/01/44	10,411	11,330,741
4.50%, 04/01/44	23,503	25,591,897
4.50%, 10/01/44	38,670	42,170,835
4.50%, 10/01/45	3,813	4,167,053
4.50%, 03/01/46[g]	126,101	136,937,805
5.00%, 08/01/20	2,119	2,193,014
5.00%, 07/01/23	1,902	2,049,970
5.00%, 12/01/23	1,627	1,753,331

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
5.00%, 03/01/31[g]	$975	$1,004,250
5.00%, 11/01/33	12,905	14,368,408
5.00%, 12/01/39	560	621,653
5.00%, 01/01/40	14	15,094
5.00%, 03/01/40	9,346	10,407,356
5.00%, 04/01/40	1,193	1,324,575
5.00%, 05/01/40	99	110,375
5.00%, 06/01/40	120	133,443
5.00%, 07/01/40	7	8,245
5.00%, 08/01/40	5,184	5,833,463
5.00%, 09/01/40	40	44,462
5.00%, 10/01/40	121	135,219
5.00%, 04/01/41	2,627	2,954,037
5.00%, 05/01/41	14,635	16,307,522
5.00%, 06/01/41	3,387	3,785,054
5.00%, 08/01/41	5,486	6,167,913
5.00%, 10/01/41	17,189	19,110,106
5.00%, 01/01/42	70,833	78,617,789
5.00%, 05/01/42	36,469	40,519,121
5.00%, 03/01/46[g]	76,745	84,970,667
5.50%, 12/01/19	1,782	1,852,882
5.50%, 05/01/33	5,070	5,739,582
5.50%, 11/01/33	9,975	11,295,551
5.50%, 09/01/34	14,385	16,299,941
5.50%, 09/01/36	1,115	1,261,557
5.50%, 03/01/38	1,139	1,288,258
5.50%, 06/01/38	28,031	31,540,953
5.50%, 11/01/38	1,907	2,149,514
5.50%, 07/01/40	5,547	6,304,709
5.50%, 03/01/46[g]	171,067	191,969,249
6.00%, 03/01/34	7,625	8,785,451
6.00%, 05/01/34	673	784,291
6.00%, 08/01/34	1,241	1,427,895
6.00%, 11/01/34	406	466,916
6.00%, 09/01/36	2,881	3,290,522
6.00%, 08/01/37	6,845	7,798,040
6.00%, 03/01/38	1,394	1,603,359
6.00%, 05/01/38	803	926,089
6.00%, 09/01/38	682	776,829
6.00%, 06/01/39	10,879	12,499,292
6.00%, 10/01/39	877	1,012,078
6.00%, 03/01/46[g]	12,220	13,926,981
6.50%, 08/01/36	124	142,522

Security	Principal (000s)	Value
6.50%, 09/01/36	$931	$1,076,286
6.50%, 10/01/36	137	157,083
6.50%, 12/01/36	154	176,197
6.50%, 07/01/37	247	294,927
6.50%, 08/01/37	9,079	10,423,749
6.50%, 10/01/37	438	507,232
6.50%, 11/01/37	60	68,599
6.50%, 12/01/37	3,050	3,501,101
6.50%, 06/01/38	83	95,198
6.50%, 10/01/39	2,999	3,495,560
6.50%, 05/01/40	82	93,923
7.00%, 04/01/37	3,321	3,916,093
Series 2014-M06, Class A2
2.68%, 05/25/21[a]	2,500	2,594,700
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	3,100	3,405,226
Series K004, Class A1
3.41%, 05/25/19	4,199	4,353,545
Series K006, Class A1
3.40%, 07/25/19	2,908	3,002,956
Series K006, Class A2
4.25%, 01/25/20	2,425	2,655,472
Series K007, Class A2
4.22%, 03/25/20	18,775	20,597,865
Series K008, Class A1
2.75%, 12/25/19	1,388	1,421,014
Series K010, Class A1
3.32%, 07/25/20	241	247,639
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)	4,000	4,418,120
Series K014, Class A1
2.79%, 10/25/20	984	1,012,970
Series K020, Class A2
2.37%, 05/25/22	12,400	12,671,684
Series K024, Class A2
2.57%, 09/25/22	890	920,394
Series K026, Class A2
2.51%, 11/25/22	11,900	12,258,071
Series K031, Class A2
3.30%, 04/25/23[a]	5,100	5,466,690

114	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Series K033, Class A2
3.06%, 07/25/23[a]	$2,900	$3,062,139
Series K036, Class A2
3.53%, 10/25/23[a]	3,350	3,657,899
Series K037, Class A2
3.49%, 01/25/24	10,700	11,595,269
Series K038, Class A1
2.60%, 10/25/23	2,914	3,026,561
Series K046, Class A2
3.21%, 03/25/25	5,000	5,292,950
Series K703, Class A2
2.70%, 05/25/18	10,000	10,282,400
Series K718, Class A2
2.79%, 01/25/22	3,500	3,673,320
Government National Mortgage Association
2.50%, 05/20/45	13,728	13,761,528
2.50%, 03/01/46[g]	5,000	4,975,781
3.00%, 09/15/42	24	24,496
3.00%, 10/15/42	83	86,770
3.00%, 03/15/43	788	819,332
3.00%, 06/15/43	199	207,023
3.00%, 07/15/43	362	376,697
3.00%, 08/15/43	779	809,623
3.00%, 09/20/43	25,663	26,702,552
3.00%, 11/15/43	2,192	2,278,251
3.00%, 08/20/44	72,466	75,399,182
3.00%, 09/15/44	3,611	3,741,434
3.00%, 10/15/44	2,846	2,948,715
3.00%, 06/20/45	44,579	46,236,942
3.00%, 11/20/45	16,930	17,559,833
3.00%, 12/20/45	32,093	33,286,549
3.00%, 03/01/46[g]	276,358	286,145,869
3.50%, 09/15/41	874	921,723
3.50%, 12/15/41	9,052	9,550,882
3.50%, 01/15/42	1,364	1,439,004
3.50%, 06/15/42	90	94,892
3.50%, 08/20/42	48,163	51,012,922
3.50%, 09/15/42	2,926	3,091,449
3.50%, 10/15/42	1,790	1,889,696
3.50%, 11/15/42	2,311	2,437,174
3.50%, 02/15/43	727	766,711
3.50%, 03/15/43	959	1,016,165

Security	Principal (000s)	Value
3.50%, 04/15/43	$169	$178,072
3.50%, 05/15/43	2,765	2,919,086
3.50%, 06/15/43	3,978	4,230,914
3.50%, 08/15/43	688	725,886
3.50%, 01/20/44	31,392	33,217,121
3.50%, 06/20/44	44,239	46,843,675
3.50%, 08/15/44	184	193,734
3.50%, 08/20/44	41,294	43,725,654
3.50%, 09/15/44	1,020	1,076,480
3.50%, 09/20/44	32,724	34,650,485
3.50%, 10/15/44	1,222	1,293,651
3.50%, 05/20/45	15,840	16,770,243
3.50%, 08/20/45	20,053	21,210,091
3.50%, 09/20/45	108,231	114,610,528
3.50%, 10/20/45	11,323	11,976,352
3.50%, 11/20/45	28,706	30,361,324
3.50%, 12/20/45	54,636	57,787,428
3.50%, 01/20/46	114,601	121,211,424
3.50%, 03/01/46[g]	248,119	261,959,388
4.00%, 06/15/39	34	36,737
4.00%, 09/20/40	14,484	15,604,001
4.00%, 01/15/41	18	19,518
4.00%, 01/20/41	4,325	4,660,011
4.00%, 02/15/41	10,133	10,848,781
4.00%, 05/20/41	84	89,914
4.00%, 07/15/41	6,218	6,652,405
4.00%, 08/15/41	26	27,837
4.00%, 09/15/41	103	110,455
4.00%, 09/20/41	5,907	6,355,405
4.00%, 10/15/41	1,759	1,883,204
4.00%, 11/15/41	875	933,947
4.00%, 12/15/41	3,715	3,995,113
4.00%, 12/20/41	18,452	19,847,732
4.00%, 01/15/42	270	290,307
4.00%, 01/20/42	7,978	8,580,075
4.00%, 02/15/42	1,617	1,743,046
4.00%, 03/15/42	7,862	8,434,181
4.00%, 04/15/42	3,512	3,760,116
4.00%, 09/20/42	2,610	2,792,571
4.00%, 11/15/42	134	142,688
4.00%, 05/15/43	670	715,653
4.00%, 08/15/43	105	112,127
4.00%, 10/20/43	25,861	27,644,179

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
4.00%, 03/15/44	$1,564	$1,669,596
4.00%, 04/15/44	282	301,133
4.00%, 06/15/44	363	388,103
4.00%, 08/15/44	84	89,753
4.00%, 08/20/44	1,760	1,881,238
4.00%, 09/15/44	492	526,251
4.00%, 10/15/44	213	228,070
4.00%, 10/20/44	34,324	36,686,732
4.00%, 11/20/44	37,997	40,611,591
4.00%, 10/20/45	149,286	159,917,769
4.00%, 01/20/46	40,858	43,793,066
4.00%, 03/01/46[g]	89,172	95,205,043
4.50%, 04/15/39	1,931	2,102,024
4.50%, 08/15/39	10,641	11,583,941
4.50%, 11/20/39	4,818	5,250,418
4.50%, 01/20/40	1,310	1,427,851
4.50%, 06/15/40	7,535	8,204,772
4.50%, 07/15/40	6,543	7,112,265
4.50%, 08/15/40	7,110	7,740,513
4.50%, 08/20/40	8,820	9,612,396
4.50%, 09/15/40	10,778	11,731,284
4.50%, 10/20/40	17,485	19,056,986
4.50%, 06/20/41	16,832	18,343,797
4.50%, 09/20/41	10,182	11,097,638
4.50%, 12/20/41	1,884	2,053,147
4.50%, 11/20/45	30,214	32,527,020
4.50%, 03/01/46[g]	83,638	89,839,462
5.00%, 12/15/36	2,083	2,334,053
5.00%, 01/15/39	7,515	8,359,319
5.00%, 07/15/39	13,866	15,423,080
5.00%, 05/15/40	5,239	5,815,800
5.00%, 07/20/40	27,314	30,297,064
5.00%, 08/20/40	9,256	10,266,199
5.00%, 03/01/46[g]	22,325	24,226,113
5.50%, 03/15/36	2,890	3,298,789
5.50%, 06/20/38	3,740	4,154,912
5.50%, 03/20/39	4,983	5,589,709
5.50%, 12/15/39	1,379	1,548,543
5.50%, 01/15/40	11,191	12,578,883
6.00%, 03/15/37	9,342	10,710,802
6.00%, 09/20/38	4,226	4,796,040
6.00%, 11/15/39	1,804	2,037,478
6.50%, 10/20/38	5,570	6,470,629

		9,308,571,064

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.89%
Federal Home Loan Banks
1.00%, 06/21/17[b]	$5,280	$5,292,529
1.00%, 12/19/17	900	902,208
4.88%, 05/17/17[b]	700	734,240
5.00%, 11/17/17[b]	15,525	16,613,298
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18[b]	30,692	30,683,989
1.00%, 06/29/17[b]	7,000	7,016,681
1.00%, 09/29/17[b]	2,200	2,206,080
1.25%, 10/02/19	410	411,105
1.38%, 05/01/20[b]	18,400	18,537,965
1.75%, 05/30/19[b]	18,920	19,327,130
2.38%, 01/13/22[b]	93,420	97,815,159
2.50%, 05/27/16[b]	52,094	52,351,240
3.00%, 12/01/45	43,203	44,244,580
6.25%, 07/15/32[b]	13,923	20,422,238
6.75%, 09/15/29[b]	500	751,766
6.75%, 03/15/31[b]	20,320	30,635,172
Federal National Mortgage Association
0.75%, 04/20/17[b]	30,400	30,403,289
0.88%, 02/08/18[b]	24,496	24,519,391
0.88%, 05/21/18[b]	35,025	35,003,271
1.00%, 09/27/17[b]	2,600	2,607,239
1.50%, 06/22/20[b]	53,300	53,798,105
1.63%, 01/21/20[b]	79,100	80,324,444
1.75%, 06/20/19[b]	1,100	1,123,271
1.75%, 09/12/19[b]	99,800	101,896,698
2.38%, 04/11/16	6,220	6,233,765
2.54%, 04/01/44[a]	4,387	4,553,976
3.00%, 04/01/30	17,785	18,588,354
3.00%, 12/01/30	25,361	26,464,560
3.00%, 11/01/45	6,646	6,821,501
3.50%, 10/01/30	6,665	7,051,325
3.50%, 12/01/45	49,306	51,913,153
5.00%, 05/11/17[b]	76,953	80,781,089
5.38%, 06/12/17[b]	510	540,005
6.25%, 05/15/29[b]	5,075	7,253,891
6.63%, 11/15/30[b]	13,390	19,935,392
7.25%, 05/15/30[b]	6,826	10,629,358
NCUA Guaranteed Notes Series A4
3.00%, 06/12/19	9,500	10,038,716

116	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
Tennessee Valley Authority
4.88%, 01/15/48[b]	$8,035	$9,571,434
5.50%, 07/18/17	6,964	7,411,241
7.13%, 05/01/30[b]	3,556	5,274,643

		950,683,491
U.S. GOVERNMENT OBLIGATIONS — 38.10%
U.S. Treasury Note/Bond
0.63%, 05/31/17[b]	284,331	283,910,182
0.63%, 08/31/17[b]	108,266	108,036,079
0.63%, 09/30/17	106,461	106,206,760
0.63%, 11/30/17[b]	59,898	59,720,903
0.75%, 06/30/17[b]	1,080	1,080,227
0.75%, 10/31/17[b]	102,432	102,372,590
0.75%, 12/31/17[b]	255,033	254,798,562
0.75%, 02/28/18[b]	174,656	174,512,980
0.75%, 04/15/18[b]	44,000	43,938,840
0.88%, 06/15/17[b]	46,560	46,646,604
0.88%, 11/15/17[b]	184,828	185,099,717
0.88%, 11/30/17[b]	12,900	12,919,865
0.88%, 01/15/18	41,200	41,258,092
0.88%, 01/31/18	30,024	30,068,936
0.88%, 10/15/18[b]	5,400	5,402,754
0.88%, 07/31/19[b]	1,250	1,244,225
1.00%, 08/31/16[b]	51,298	51,419,576
1.00%, 09/30/16[b]	92,961	93,200,842
1.00%, 03/31/17[b]	261,132	261,907,554
1.00%, 09/15/17	10,629	10,665,019
1.00%, 12/15/17[b]	50,000	50,185,501
1.00%, 12/31/17	400	401,460
1.00%, 02/15/18	6,000	6,023,760
1.00%, 03/15/18	12,000	12,048,119
1.00%, 05/15/18[b]	90,026	90,376,208
1.00%, 05/31/18	30,036	30,153,544
1.00%, 08/15/18[b]	131,026	131,523,886
1.00%, 09/15/18[b]	43,750	43,921,499
1.00%, 11/30/19[b]	219,500	218,795,407
1.13%, 05/31/19[b]	60,000	60,291,001
1.13%, 03/31/20[b]	73,200	73,130,459
1.25%, 10/31/18[b]	238,277	240,664,533
1.25%, 11/15/18[b]	79,000	79,790,000
1.25%, 11/30/18[b]	1,000	1,010,090
1.25%, 12/15/18[b]	167,500	169,168,303
1.25%, 01/31/19[b]	20,000	20,202,602

Security	Principal (000s)	Value
1.25%, 10/31/19[b]	$108,000	$108,709,558
1.25%, 01/31/20[b]	9,000	9,044,100
1.38%, 07/31/18	70,531	71,469,271
1.38%, 09/30/18[b]	225,824	228,904,219
1.38%, 11/30/18	40,000	40,545,996
1.38%, 12/31/18[b]	46,800	47,432,735
1.38%, 01/31/20[b]	20,400	20,598,900
1.38%, 02/29/20	50,000	50,458,996
1.38%, 03/31/20	10,000	10,088,099
1.38%, 05/31/20[b]	180,054	181,508,835
1.38%, 08/31/20	18,000	18,143,821
1.38%, 09/30/20	86,600	87,212,269
1.38%, 10/31/20[b]	57,200	57,594,686
1.50%, 08/31/18	184,050	187,088,261
1.50%, 12/31/18[b]	147,000	149,475,477
1.50%, 01/31/19	46,000	46,774,639
1.50%, 02/28/19	4,000	4,067,800
1.50%, 05/31/19	105,000	106,746,152
1.50%, 10/31/19	18,720	19,008,474
1.50%, 11/30/19[b]	192,500	195,400,996
1.50%, 05/31/20	68,000	68,908,479
1.50%, 01/31/22	7,000	7,030,940
1.50%, 02/28/23	40,000	39,928,000
1.63%, 08/31/19[b]	172,280	175,811,745
1.63%, 06/30/20	11,500	11,710,105
1.63%, 11/30/20[b]	8,700	8,866,431
1.63%, 08/15/22[b]	2,091	2,113,123
1.63%, 11/15/22[b]	1,181	1,190,885
1.75%, 09/30/19	15,000	15,366,601
1.75%, 10/31/20[b]	57,900	59,251,386
1.75%, 03/31/22[b]	90,000	91,589,399
1.75%, 05/15/22[b]	34,950	35,550,439
1.75%, 09/30/22	148,700	151,028,645
1.75%, 01/31/23	62,000	62,932,474
1.75%, 05/15/23	82,888	84,104,797
1.88%, 08/31/17[b]	199,809	203,115,618
1.88%, 09/30/17	75,025	76,317,134
1.88%, 10/31/17[b]	97,915	99,663,194
1.88%, 06/30/20[b]	113,119	116,427,734
1.88%, 11/30/21	75,500	77,481,875
1.88%, 05/31/22[b]	17,000	17,420,410
1.88%, 08/31/22	5,250	5,375,318
1.88%, 10/31/22[b]	155,000	158,659,550

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
2.00%, 07/31/20[b]	$14,250	$14,735,781
2.00%, 09/30/20	135,800	140,527,202
2.00%, 11/30/20	266,500	275,688,915
2.00%, 05/31/21	40,000	41,393,600
2.00%, 08/31/21	50,000	51,683,498
2.00%, 11/15/21[b]	60,000	62,043,599
2.00%, 11/30/22	61,400	63,338,397
2.00%, 02/15/23	570	588,286
2.00%, 02/15/25	4,000	4,092,360
2.00%, 08/15/25[b]	25,000	25,553,249
2.13%, 08/31/20	328,020	341,006,312
2.13%, 01/31/21[b]	109,400	113,912,750
2.13%, 08/15/21	19,232	20,004,741
2.13%, 09/30/21[b]	53,100	55,229,307
2.13%, 12/31/21	30,000	31,193,099
2.13%, 06/30/22	58,000	60,285,197
2.13%, 12/31/22	71,800	74,686,358
2.13%, 05/15/25	200,800	207,448,498
2.25%, 11/30/17[b]	20,024	20,528,404
2.25%, 07/31/21[b]	125,200	131,135,728
2.25%, 11/15/24	172,500	180,203,869
2.25%, 11/15/25[b]	62,000	64,754,661
2.38%, 05/31/18[b]	113,137	117,083,226
2.38%, 06/30/18[b]	12,015	12,451,712
2.38%, 08/15/24	96,896	102,279,542
2.50%, 06/30/17	2,352	2,406,943
2.50%, 08/15/23[b]	55,211	58,936,091
2.50%, 05/15/24	186,850	199,129,780
2.50%, 02/15/45[b]	61,200	59,635,728
2.63%, 04/30/18[b]	53,100	55,161,760
2.63%, 08/15/20	9,024	9,576,179
2.63%, 11/15/20	95,500	101,483,074
2.75%, 12/31/17	56,593	58,594,540
2.75%, 02/15/19	11,000	11,588,499
2.75%, 11/15/23[b]	8,760	9,507,579
2.75%, 02/15/24	97,000	105,263,427
2.75%, 08/15/42[b]	2,878	2,982,241
2.75%, 11/15/42[b]	163,971	169,603,387
2.88%, 05/15/43[b]	9,484	10,031,417
2.88%, 08/15/45[b]	125,000	131,590,004
3.00%, 08/31/16[b]	96,033	97,209,396
3.00%, 02/28/17[b]	36,169	36,990,035
3.00%, 11/15/44	152,050	164,227,689

Security	Principal (000s)	Value
3.00%, 05/15/45	$140,400	$151,514,064
3.00%, 11/15/45[b]	54,900	59,308,469
3.13%, 01/31/17[b]	62,241	63,628,976
3.13%, 05/15/21	24,431	26,652,511
3.13%, 02/15/43	47,600	52,900,265
3.13%, 08/15/44	146,000	161,817,640
3.25%, 03/31/17[b]	2,964	3,045,095
3.38%, 11/15/19[b]	12,320	13,350,076
3.38%, 05/15/44	36,600	42,562,506
3.50%, 05/15/20	109,654	120,043,707
3.63%, 02/15/20[b]	132,155	144,824,708
3.63%, 02/15/21[b]	28,247	31,433,544
3.63%, 08/15/43[b]	24,600	30,015,444
3.63%, 02/15/44	30,450	37,095,103
3.75%, 08/15/41[b]	4,000	4,955,080
3.75%, 11/15/43[b]	26,350	32,884,272
3.88%, 08/15/40[b]	19,776	24,896,202
4.25%, 05/15/39	1,040	1,381,786
4.25%, 11/15/40	59,231	78,763,013
4.38%, 11/15/39[b]	28,622	38,682,059
4.38%, 05/15/40	40,371	54,594,915
4.38%, 05/15/41[b]	2,949	4,002,501
4.50%, 02/15/36[b]	111,860	153,885,810
4.50%, 08/15/39[b]	40,170	55,240,578
4.63%, 02/15/40	90,100	126,063,409
4.75%, 08/15/17[b]	6,217	6,578,058
4.75%, 02/15/37[b]	77	109,323
4.75%, 02/15/41[b]	88,258	126,023,592
5.00%, 05/15/37[b]	6,108	8,965,567
5.25%, 11/15/28[b]	127	174,067
5.25%, 02/15/29[b]	6,440	8,851,265
5.38%, 02/15/31[b]	27,040	38,744,265
6.00%, 02/15/26[b]	63,875	88,687,878
6.13%, 08/15/29	31,600	47,071,994
6.25%, 05/15/30[b]	9,853	15,027,599
6.38%, 08/15/27[b]	28,080	41,157,419
6.50%, 11/15/26[b]	12,200	17,774,545
6.88%, 08/15/25[b]	61,065	88,557,071
7.25%, 08/15/22[b]	119,000	161,534,165
7.50%, 11/15/16	246,328	258,065,527
7.50%, 11/15/24[b]	40,000	58,919,202
7.63%, 02/15/25[b]	13,817	20,648,262
7.88%, 02/15/21	25,000	32,916,752

118	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 29, 2016

Security	Principal (000s)	Value
8.13%, 08/15/19[b]	$73,984	$91,775,670
8.75%, 05/15/17[b]	5,318	5,828,474
8.75%, 05/15/20	22,000	28,801,960
8.75%, 08/15/20[b]	36,500	48,427,468
8.88%, 08/15/17[b]	20,007	22,363,648

		12,538,525,809

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $22,252,956,744)		22,797,780,364

SHORT-TERM INVESTMENTS — 25.55%

MONEY MARKET FUNDS — 25.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,h,i]	4,854,667	4,854,667,283
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,h,i]	3,552,728	3,552,728,462
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[e,h]	100	100,000

		8,407,495,745

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,407,495,745)		8,407,495,745

TOTAL INVESTMENTS IN SECURITIES — 125.00%
(Cost: $40,600,805,286)		41,139,773,018
Other Assets, Less Liabilities — (25.00)%		(8,227,818,816)

NET ASSETS — 100.00%		$32,911,954,202

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PSF  —  Permanent School Fund

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	To-be-announced (TBA). See Note 1.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	119

Statements of Assets and Liabilities

iSHARES® TRUST

February 29, 2016

	iShares Core 10+ Year USD Bond ETF	iShares Core U.S. Aggregate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$160,491,199	$32,158,979,994
Affiliated (Note 2)	20,776,749	8,441,825,292

Total cost of investments	$181,267,948	$40,600,805,286

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$154,495,512	$32,697,473,474
Affiliated (Note 2)	20,776,749	8,442,299,544

Total fair value of investments	175,272,261	41,139,773,018
Cash	—	3,395,267
Receivables:
Investment securities sold	433,366	259,452,368
Due from custodian (Note 4)	—	1,908,010
Interest	1,739,684	181,242,183
Capital shares sold	574,293	29,849,652

Total Assets	178,019,604	41,615,620,498

LIABILITIES
Payables:
Investment securities purchased	1,031,046	3,412,621,222
Collateral for securities on loan (Note 1)	19,414,531	5,284,632,525
Due to broker for TBA collateral	—	4,568,000
Investment advisory fees (Note 2)	13,954	1,844,549

Total Liabilities	20,459,531	8,703,666,296

NET ASSETS	$157,560,073	$32,911,954,202

Net assets consist of:
Paid-in capital	$164,762,605	$32,332,716,686
Undistributed net investment	461,237	53,367,743
Accumulated net realized loss	(1,668,082)	(13,097,959)
Net unrealized appreciation (depreciation)	(5,995,687)	538,967,732

NET ASSETS	$157,560,073	$32,911,954,202

Shares outstanding[b]	2,600,000	299,600,000

Net asset value per share	$60.60	$109.85

[a]	Securities on loan with values of $18,957,333 and $5,152,065,551, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

120	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 29, 2016

	iShares Core 10+ Year USD Bond ETF	iShares Core U.S. Aggregate Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$6,307,034	$587,589,076
Interest — affiliated (Note 2)	704	8,279,475
Securities lending income — affiliated — net (Note 2)	36,284	5,207,652

Total investment income	6,344,022	601,076,203

EXPENSES
Investment advisory fees (Note 2)	184,314	21,601,611

Total expenses	184,314	21,601,611
Less investment advisory fees waived (Note 2)	—	(3,037,868)

Net expenses	184,314	18,563,743

Net investment income	6,159,708	582,512,460

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(449,227)	601,680
Investments — affiliated (Note 2)	—	2,189
In-kind redemptions — unaffiliated	(686,104)	68,005,475
In-kind redemptions — affiliated (Note 2)	—	77,524

Net realized gain (loss)	(1,135,331)	68,686,868

Net change in unrealized appreciation/depreciation	(12,812,548)	(170,969,062)

Net realized and unrealized loss	(13,947,879)	(102,282,194)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,788,171)	$480,230,266

See notes to financial statements.

FINANCIAL STATEMENTS	121

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core 10+ Year USD Bond ETF		iShares Core U.S. Aggregate Bond ETF
	Year ended February 29, 2016	Year ended February 28, 2015	Year ended February 29, 2016	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,159,708	$3,851,559	$582,512,460	$414,733,547
Net realized gain (loss)	(1,135,331)	(284,406)	68,686,868	215,871,164
Net change in unrealized appreciation/depreciation	(12,812,548)	8,683,317	(170,969,062)	352,731,626

Net increase (decrease) in net assets resulting from operations	(7,788,171)	12,250,470	480,230,266	983,336,337

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,312,012)	(3,333,953)	(609,026,146)	(364,320,263)
From net realized gain	—	—	(56,463,220)	(97,387,721)

Total distributions to shareholders	(6,312,012)	(3,333,953)	(665,489,366)	(461,707,984)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	52,230,620	184,129,488	10,977,072,965	9,343,119,915
Cost of shares redeemed	(102,757,562)	—	(2,037,691,291)	(1,686,914,554)

Net increase (decrease) in net assets from capital share transactions	(50,526,942)	184,129,488	8,939,381,674	7,656,205,361

INCREASE (DECREASE) IN NET ASSETS	(64,627,125)	193,046,005	8,754,122,574	8,177,833,714

NET ASSETS
Beginning of year	222,187,198	29,141,193	24,157,831,628	15,979,997,914

End of year	$157,560,073	$222,187,198	$32,911,954,202	$24,157,831,628

Undistributed net investment income included in net assets at end of year	$461,237	$613,541	$53,367,743	$79,881,429

SHARES ISSUED AND REDEEMED
Shares sold	850,000	2,950,000	100,600,000	85,300,000
Shares redeemed	(1,700,000)	—	(18,600,000)	(15,400,000)

Net increase (decrease) in shares outstanding	(850,000)	2,950,000	82,000,000	69,900,000

See notes to financial statements.

122	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$64.40	$58.28	$62.20	$61.10	$51.99

Income from investment operations:
Net investment income[a]	2.44	2.46	2.34	2.20	2.51
Net realized and unrealized gain (loss)[b]	(3.78)	5.97	(3.55)	1.06	9.07

Total from investment operations	(1.34)	8.43	(1.21)	3.26	11.58

Less distributions from:
Net investment income	(2.46)	(2.31)	(2.71)	(2.16)	(2.47)

Total distributions	(2.46)	(2.31)	(2.71)	(2.16)	(2.47)

Net asset value, end of year	$60.60	$64.40	$58.28	$62.20	$61.10

Total return	(1.98)%	14.72%	(1.82)%[c]	5.38%	22.81%

Ratios/Supplemental data:
Net assets, end of year (000s)	$157,560	$222,187	$29,141	$105,732	$24,439
Ratio of expenses to average net assets	0.12%	0.12%	0.12%	0.16%	0.20%
Ratio of net investment income to average net assets	4.01%	3.95%	3.97%	3.47%	4.43%
Portfolio turnover rate[d]	11%	15%	8%	50%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been –1.94%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	123

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF
	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of year	$111.02	$108.19	$110.68	$110.58	$105.56

Income from investment operations:
Net investment income[a]	2.36	2.35	2.49	2.67	3.11
Net realized and unrealized gain (loss)[b]	(0.83)	3.09	(2.51)	0.64	5.36

Total from investment operations	1.53	5.44	(0.02)	3.31	8.47

Less distributions from:
Net investment income	(2.37)	(2.06)	(2.46)	(2.73)	(2.97)
Net realized gain	(0.33)	(0.55)	(0.01)	(0.48)	(0.48)

Total distributions	(2.70)	(2.61)	(2.47)	(3.21)	(3.45)

Net asset value, end of year	$109.85	$111.02	$108.19	$110.68	$110.58

Total return	1.44%	5.07%	0.01%	3.02%	8.16%

Ratios/Supplemental data:
Net assets, end of year (000s)	$32,911,954	$24,157,832	$15,979,998	$14,842,445	$14,773,935
Ratio of expenses to average net assets	0.07%	0.07%	0.08%	0.16%	0.20%
Ratio of expenses to average net assets prior to waived fees	0.08%	0.08%	n/a	n/a	n/a
Ratio of net investment income to average net assets	2.16%	2.14%	2.31%	2.40%	2.87%
Portfolio turnover rate[c,d]	278%	318%	180%	110%	131%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

124	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 10+ Year USD Bond	Diversified
Core U.S. Aggregate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yield or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities of smaller odd lot sizes.

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

126	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 29, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Core 10+ Year USD Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$79,046,174	$—	$79,046,174
Foreign Government Obligations	—	11,771,576	—	11,771,576
Municipal Debt Obligations	—	6,822,893	—	6,822,893
U.S. Government & Agency Obligations	—	56,854,869	—	56,854,869
Money Market Funds	20,776,749	—	—	20,776,749

Total	$20,776,749	$154,495,512	$—	$175,272,261

Core U.S. Aggregate Bond
Investments:
Assets:
Collateralized Mortgage Obligations	$—	$427,038,428	$—	$427,038,428
Corporate Bonds & Notes	—	8,209,072,041	—	8,209,072,041
Foreign Government Obligations	—	1,041,328,738	—	1,041,328,738
Municipal Debt Obligations	—	257,057,702	—	257,057,702
U.S. Government & Agency Obligations	—	22,797,780,364	—	22,797,780,364
Money Market Funds	8,407,495,745	—	—	8,407,495,745

Total	$8,407,495,745	$32,732,277,273	$—	$41,139,773,018

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core U.S. Aggregate Bond ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements (Continued)

iSHARES® TRUST

they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 29, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 29, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

128	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 29, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core 10+ Year USD Bond
BNP Paribas Prime Brokerage Inc.	$471,994	$471,994	$—
Citigroup Global Markets Inc.	929,423	929,423	—
Credit Suisse Securities (USA) LLC	176,026	176,026	—
Deutsche Bank Securities Inc.	4,844,409	4,844,409	—
Goldman Sachs & Co.	7,655,422	7,655,422	—
HSBC Securities (USA) Inc.	1,437,521	1,437,521	—
JPMorgan Clearing Corp.	1,462,157	1,462,157	—
Merrill Lynch, Pierce, Fenner & Smith	597,362	597,362	—
Morgan Stanley & Co. LLC	696,897	696,897	—
SG Americas Securities LLC	163,384	163,384	—
Wells Fargo Securities LLC	522,738	522,738	—

	$18,957,333	$18,957,333	$—

Core U.S. Aggregate Bond
Barclays Capital Inc.	$165,670,206	$165,670,206	$—
BNP Paribas Prime Brokerage Inc.	118,459,982	118,459,982	—
Citigroup Global Markets Inc.	424,691,806	424,691,806	—
Credit Suisse Securities (USA) LLC	64,584,924	64,584,924	—
Deutsche Bank Securities Inc.	508,460,909	508,460,909	—
Goldman Sachs & Co.	1,927,641,197	1,927,641,197	—
HSBC Securities (USA) Inc.	102,284,969	102,284,969	—
Jefferies LLC	37,470,247	37,470,247	—
JPMorgan Clearing Corp.	165,324,863	165,324,863	—
JPMorgan Securities LLC	105,796,743	105,796,743	—
Merrill Lynch, Pierce, Fenner & Smith	154,346,585	154,346,585	—
Mizuho Securities USA Inc.	102,488,772	102,488,772	—
Morgan Stanley & Co. LLC	409,691,475	409,691,475	—
Nomura Securities International Inc.	235,687,386	235,687,386	—
RBC Capital Markets LLC	181,512,105	181,512,105	—
RBS Securities Inc.	55,906,099	55,906,099	—
Scotia Capital (USA) Inc.	21,369,514	21,369,514	—
SG Americas Securities LLC	36,798,404	36,798,404	—
Societe Generale New York Branch	44,505,271	44,505,271	—
UBS Securities LLC	107,549,532	107,549,532	—
Wells Fargo Securities LLC	181,824,562	181,824,562	—

	$5,152,065,551	$5,152,065,551	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received was in excess of the market value of securities loaned at year end and is disclosed in each Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	129

Notes to Financial Statements (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Core 10+ Year USD Bond ETF, BFA is entitled to an annual investment advisory fee of 0.12% based on the average daily net assets of the Fund.

For its investment advisory services to the iShares Core U.S. Aggregate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.08% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through June 30, 2021 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates, if any.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 29, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core 10+ Year USD Bond	$15,522
Core U.S. Aggregate Bond	2,214,100

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

130	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 29, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core 10+ Year USD Bond	$65,063	$—
Core U.S. Aggregate Bond	10,182,973	8,359,686

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the year ended February 29, 2016, for purposes of Section 2(a) (3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Year (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Year (000s)	Value at End of Year	Interest Income	Net Realized Gain (Loss)
Core U.S. Aggregate Bond
PNC Bank N.A.
1.13%, 01/27/17	$3,025	$—	$(3,025)	$—	$—	$33,913	$2,310
1.15%, 11/01/16	300	—	(300)	—	—	2,208	(121)
1.50%, 10/18/17	—	1,000	—	1,000	996,927	—	—
1.80%, 11/05/18	—	10,000	—	10,000	9,963,158	—	—
2.20%, 01/28/19	—	2,750	—	2,750	2,767,887	14,401	—
2.25%, 07/02/19	—	250	—	250	251,389	—	—
2.70%, 11/01/22	—	2,500	—	2,500	2,444,382	56,759	—
3.80%, 07/25/23	5,750	—	—	5,750	5,995,842	225,425	—
4.20%, 11/01/25	500	—	—	500	543,516	—	—
6.00%, 12/07/17	500	1,250	—	1,750	1,863,237	22,378	—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	5,500	—	—	5,500	5,676,517	—	—
PNC Funding Corp.
4.38%, 08/11/20	2,750	12	—	2,762	2,975,968	81,430	—
5.25%, 11/15/15	7,185	—	(7,185)	—	—	143,711	77,524
6.70%, 06/10/19	998	165	—	1,163	1,324,976	64,516	—

					$34,803,799	$644,741	$79,713

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	131

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 29, 2016 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 10+ Year USD Bond	$15,425,755	$10,041,116	$16,851,322	$7,275,599
Core U.S. Aggregate Bond	67,675,310,732	70,554,966,099	10,403,244,470	4,050,880,349

In-kind transactions (see Note 4) for the year ended February 29, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 10+ Year USD Bond	$36,290,729	$99,917,100
Core U.S. Aggregate Bond	6,863,119,135	1,419,614,796

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

132	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares Core 10+ Year USD Bond ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute

NOTES TO FINANCIAL STATEMENTS	133

Notes to Financial Statements (Continued)

iSHARES® TRUST

substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 29, 2016, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Core 10+ Year USD Bond	$(695,002)	$—	$695,002
Core U.S. Aggregate Bond	67,880,600	—	(67,880,600)

The tax character of distributions paid during the years ended February 29, 2016 and February 28, 2015 was as follows:

iShares ETF	2016	2015
Core 10+ Year USD Bond
Ordinary income	$6,312,012	$3,333,953

Core U.S. Aggregate Bond
Ordinary income	$665,489,366	$461,707,984

As of February 29, 2016, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Core 10+ Year USD Bond	$470,785	$(1,332,447)	$(6,062,451)	$(278,419)	$(7,202,532)
Core U.S. Aggregate Bond	53,367,743	–	534,709,714	(8,839,941)	579,237,516

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and interest accruals on defaulted bonds.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of February 29, 2016, the following Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Core 10+ Year USD Bond	$1,332,447

134	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 29, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 10+ Year USD Bond	$181,325,164	$2,404,203	$(8,457,106)	$(6,052,903)
Core U.S. Aggregate Bond	40,605,063,304	744,744,584	(210,034,870)	534,709,714

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	135

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of iShares Core 10+ Year USD Bond ETF and iShares Core U.S. Aggregate Bond ETF (the “Funds”) at February 29, 2016, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2016 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 20, 2016

136	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended February 29, 2016, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest- Related Dividends
Core 10+ Year USD Bond	$3,779,126
Core U.S. Aggregate Bond	480,868,888

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 29, 2016:

iShares ETF	Federal Obligation Interest
Core 10+ Year USD Bond	$688,538
Core U.S. Aggregate Bond	122,946,259

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The iShares Core U.S. Aggregate Bond ETF hereby designates $56,463,220 as short-term capital gain dividends for the fiscal year ended February 29, 2016.

TAX INFORMATION	137

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core 10+ Year USD Bond	$2.448887	$—	$0.007717	$2.456604	100%	—%	—%[a]	100%
Core U.S. Aggregate Bond	2.538434	0.161948	—	2.700382	94	6	—	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for the Funds. The information shown for each Fund is for five calendar years (or from the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

138	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core 10+ Year USD Bond ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	39	3.10
Greater than 0.5% and Less than 1.0%	307	24.40
Between 0.5% and –0.5%	744	59.14
Less than –0.5% and Greater than –1.0%	125	9.94
Less than –1.0% and Greater than –1.5%	41	3.26
Less than –1.5% and Greater than –2.0%	1	0.08

	1,258	100.00%

iShares Core U.S. Aggregate Bond ETF

Period Covered: January 1, 2011 through December 31, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	3	0.24%
Between 0.5% and –0.5%	1,253	99.60
Less than –0.5% and Greater than –1.0%	2	0.16

	1,258	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Core U.S. Aggregate Bond ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

SUPPLEMENTAL INFORMATION	139

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Compensation decisions for employees are made based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Bonus pools are reviewed by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Operational Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions.

Functions such as Finance, Operational Risk, Legal & Compliance, and Human Resources each have their own organisational structures which are independent of the business units. Functional bonus pools are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee.

No individual is involved in setting his or her own remuneration.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2015 is USD 5.04 million. This figure is comprised of fixed remuneration of USD 1.96 million and variable remuneration of USD 3.08 million. There were a total of 457 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2015, to its senior management was USD 599.2 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 145.1 thousand.

140	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 329 funds (as of February 29, 2016) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark Wiedman and Benjamin Archibald, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Robert S. Kapito[a] (59)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock, Inc.’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark Wiedman[b] (45)	Trustee (since 2013).	Managing Director, BlackRock, Inc. (since 2007); Global Head of iShares (since 2011); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Mark Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	141

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years
Cecilia H. Herbert (66)	Trustee (since 2005); Independent Board Chair (since 2016).	Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Member (since 1992) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco; Trustee and Member of the Investment Committee, WNET, the New York public media company (since 2011).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Director of Forward Funds (23 portfolios) (since 2009); Director of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (60)	Trustee (since 2015); Risk Committee Chair (since 2016).	Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012).

Charles A. Hurty (72)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (60)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

John E. Martinez (54)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

142	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee During the Past 5 Years

Madhav V. Rajan (51)	Trustee (since 2011); Equity Plus Committee Chair and Nominating and Governance Committee Chair (since 2016).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

Robert H. Silver[c] (60)	Trustee (since 2007); 15(c) Committee Chair (since 2016).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares U.S. ETF Trust (since 2011).

[c]	Served as an Independent Trustee unit March 31, 2016.

TRUSTEE AND OFFICER INFORMATION	143

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Manish Mehta (45)	President (since 2013).

Managing Director, BlackRock, Inc. (since 2009); Chief Operating Officer for iShares (since 2009); Head of Strategy and Corporate Development, BGI

(2005-2009); Chief of Staff to the CEO, BGI (2005-2009).

Jack Gee (56)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Benjamin Archibald (40)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Secretary of the BlackRock-advised Mutual Funds (since 2012); Director, BlackRock, Inc. (2010-2013).

Charles Park (48)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer, BFA (since 2006).

Scott Radell (47)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (53)	Executive Vice President (since 2007).	Senior Managing Director, BlackRock, Inc. (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

144	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	145

Notes:

146	2016 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-203-0216

Item 2. Code of Ethics.

iShares Trust (the “Registrant”) adopted a new code of ethics on July 1, 2015 that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended February 29, 2016, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2). Robert H. Silver resigned from the Board of Trustees effective March 31, 2016.

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the twenty-two series of the Registrant for which the fiscal year-end is February 29, 2016 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $283,800 for the fiscal year ended February 28, 2015 and $289,800 for the fiscal year ended February 29, 2016.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended February 28, 2015 and February 29, 2016 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $80,894 for the fiscal year ended February 28, 2015 and $83,182 for the fiscal year ended February 29, 2016.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended February 28, 2015 and February 29, 2016 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended February 29, 2016 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years were $3,984,924 for the fiscal year ended February 28, 2015 and $4,169,491 for the fiscal year ended February 29, 2016.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Charles A. Hurty, John E. Kerrigan and Madhav V. Rajan. Robert H. Silver resigned from the Board of Trustees effective March 31, 2016.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: April 29, 2016

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 29, 2016